File No. 811-5270
                                                            33-16338
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [ X ]

     Pre-Effective Amendment No.                                 [   ]

     Post-Effective Amendment No. 68                             [ X ]


                         and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [ X ]

     Amendment No. 68                                            [ X ]

                        (Check appropriate box or boxes.)

                         THE DREYFUS/LAUREL FUNDS, INC.
               ___________________________________________________
               (Exact Name of Registrant as Specified in Charter)

     c/o The Dreyfus Corporation
     200 Park Avenue, New York, New York 10166
     (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (212) 922-6000

                            Mark N. Jacobs, Esq.
                       The Dreyfus/Laurel Funds, Inc.
                             200 Park Avenue
                          New York, New York 10166
                   (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)
          immediately upon filing pursuant to paragraph (b)
     ----

          on     (date)      pursuant to paragraph (b)
     ----

      X   60 days after filing pursuant to paragraph (a)(i)
     ----
          on     (date)      pursuant to paragraph (a)(i)
     ----
          75 days after filing pursuant to paragraph (a)(ii)
     ----
          on     (date)      pursuant to paragraph (a)(ii) of Rule 485
     ----
If appropriate, check the following box:

          this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
     ----

                         THE DREYFUS LAUREL FUNDS, INC.

                       CONTENTS OF REGISTRATION STATEMENT


This registration document is comprised of the following:

     Cover Sheet

     Contents of Registration Statement:

       The following post-effective amendment to the Registrant's Registration Statement on Form N-1A relates to the following series of the Registrant:

              DREYFUS INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
              DREYFUS INSTITUTIONAL PRIME MONEY MARKET FUND
              DREYFUS INSTITUTIONAL U.S. TREASURY MONEY MARKET FUND DREYFUS MONEY MARKET RESERVES
              DREYFUS MUNICIPAL RESERVES
              DREYFUS U.S. TREASURY RESERVES
              DREYFUS BASIC S&P 500 STOCK INDEX FUND
              DREYFUS BOND MARKET INDEX FUND
              DREYFUS DISCIPLINED INTERMEDIATE BOND FUND
              DREYFUS PREMIER BALANCED FUND
              DREYFUS PREMIER LIMITED TERM INCOME FUND
              DREYFUS PREMIER SMALL COMPANY STOCK FUND
              DREYFUS PREMIER MIDCAP STOCK FUND
              DREYFUS PREMIER LARGE COMPANY STOCK FUND
              DREYFUS PREMIER SMALL CAP VALUE FUND
              DREYFUS PREMIER TAX MANAGED GROWTH FUND

     Part C of Form N-1A

     Signature Page

     Exhibits

DREYFUS INSTITUTIONAL PRIME MONEY MARKET FUND

DREYFUS INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

DREYFUS INSTITUTIONAL U.S. TREASURY MONEY MARKET FUND

Seeking a high level of current income
and a stable $1.00 share price












PROSPECTUS March 1, 1999


















                                                                  DREYFUS [LOGO]


As with all mutual funds, the Securities and Exchange has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                                                       CONTENTS

                                    THE FUNDS
---------------------------------------------------------------------------------------------------

Each fund's                         1       Introduction
investment approach,                2       Dreyfus Institutional Prime Money Market Fund
risks, performance,                 6       Dreyfus Institutional Government Money Market Fund
expenses and related                10      Dreyfus Institutional U.S. Treasury Money Market Fund
information                         14      Management
                                    16      Financial Highlights

                           INVESTOR ACCOUNT INFORMATION
---------------------------------------------------------------------------------------------------

Information                         19      Account Policies
for managing a                      22      Distributions and Taxes
fund account                        23      Services for Fund Investors
                                    24      Instructions for Accounts

                              FOR MORE INFORMATION
---------------------------------------------------------------------------------------------------

Where to learn more about                   Back Cover
these and other Dreyfus
funds

                                    THE FUNDS

Dreyfus Institutional Prime Money Market Fund
Dreyfus Institutional Government Money Market Fund
Dreyfus Institutional U.S. Treasury Money Market Fund
Series of The Dreyfus/Laurel Funds, Inc.

The three funds described in this prospectus are money market funds. They seek to maintain a stable share price (although they cannot guarantee that they will always do so) and are designed to offer a high level of current investment income and high liquidity.

The main differences among these funds are the securities in which they invest. Dreyfus Institutional Prime Money Market Fund invests in a range of high-quality money market instruments. Dreyfus Institutional Government Money Market Fund invests primarily in money market instruments issued or guaranteed by the U.S. Government and its agencies and instrumentalities. Dreyfus Institutional U.S. Treasury Money Market Fund maintains an even higher quality standard by investing exclusively in U.S. Treasury obligations and repurchase agreements secured by such obligations.

INFORMATION ON EACH FUND'S RECENT PERFORMANCE CAN BE FOUND IN ITS CURRENT ANNUAL/SEMIANNUAL REPORT (SEE BACK COVER).




















                                                                  Introduction 1

DREYFUS INSTITUTIONAL PRIME MONEY MARKET FUND
      Ticker Symbol: _______________


[ICON]      GOAL/APPROACH

The fund seeks a high level of current income consistent with stability of principal. This objective may be changed without shareholder approval. As a money market fund, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

The fund invests in a diversified portfolio of high-quality, short-term debt securities, including:

 .  securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, including mortgage-related securities
 . certificates of deposit, time deposits, bankers' acceptances and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches
 .  repurchase agreements
 . domestic and dollar-denominated foreign commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest


[LEFT SIDE BAR]

CONCEPTS TO UNDERSTAND

MONEY MARKET FUND: a specific type of mutual fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

 .  maintain an average dollar-weighted portfolio maturity of 90 days or less
 . buy individual securities that have remaining maturities of 13 months or less . invest only in high-quality, dollar-denominated obligations

REPURCHASE AGREEMENT: an agreement between a seller and the fund as buyer whereby the seller agrees to repurchase a security at an agreed-upon time and price.

[ICON]      MAIN RISKS

The fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Over time, the real value of the fund's yield may be substantially eroded by inflation.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

 . interest rates could rise sharply, causing the fund's share price to drop

 .  any of the fund's holdings could have its credit rating downgraded or could default
 .  adverse developments in the banking industry, which issues or guarantees many of the securities the fund typically owns
 .  adverse economic, political or other developments could affect foreign issuers of money market securities
 . a counterparty in a repurchase agreement or other portfolio transaction could fail to honor the terms of its agreement

[LEFT SIDE BAR]

CONCEPTS TO UNDERSTAND

CREDIT RATING: a measure of the issuer's expected ability to make all required interest and principal payments in a timely manner.

An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less.

Generally, the fund is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating with the remainder invested in securities with the second-highest credit rating, or the unrated equivalent as determined by Dreyfus.


                                Dreyfus Institutional Prime Money Market Fund  3

[ICON]      PAST PERFORMANCE

The two tables below show the fund's annual returns and long-term performance. The first table shows you how the fund's performance has varied from year to year. The second shows you the fund's average annual return for 1, 5 and 10 calendar-year periods. Both tables assume reinvestment of dividends and distributions. As with all mutual funds, the past is not a prediction of the future.

YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR (%)

[insert bar chart for years 1989 to 1998]

Best Quarter                  00.00                        +0.00%
Worst Quarter                 00.00                        -0.00%

The funds 7-day yield on xx/xx/9x was xx.xx%. For the fund's current yield call toll-free 1-800-554-4611.

AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/98

               Inception Date           1 Year                 5 Years              10 Years

Fund               4/15/88                    %                      %                    %
                                         ---                    ----                 ----

[LEFT SIDE BAR]

WHAT THIS FUND IS - AND ISN'T

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. An investor could lose money in this fund, but also has the potential to make money.

[ICON]      EXPENSES

Fund investors pay certain fees and expenses in connection with the fund, which are described in the table below. Shareholder transaction fees are paid from an investor's account. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price. The fund has no sales charge
(load).

FEE TABLE

Shareholder transaction fees
% OF TRANSACTION AMOUNT                   none

Annual fund operating expenses
% OF AVERAGE DAILY NET ASSETS
Management fees                           0.15%
Shareholder servicing fee                 0.15%
Other expenses                            0.00%
-----------------------------------------------
Total                                     0.30%

EXPENSE EXAMPLE

      1 year             3 years           5 years            10 years

        $3                 $10               $17                 $38

This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether the investors sold their shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

[LEFT SIDE BAR]

CONCEPTS TO UNDERSTAND

MANAGEMENT FEE: the fee paid to The Dreyfus Corporation for managing the fund. Unlike the arrangements between most funds and their investment advisers, Dreyfus pays all fund expenses except for brokerage fees, taxes, interest, fees and expenses of the independent directors, Rule 12b-1 fees (shareholder servicing fee in the case of this fund) and extraordinary expenses.

SHAREHOLDER SERVICING FEE: the fee paid to certain banks, brokers or dealers and other financial institutions for shareholder services. This fee is paid out of the fund's assets on an ongoing basis and over time it will increase the cost of a shareholder's investment in the fund.


                               Dreyfus Institutional Prime Money Market Fund  5

DREYFUS INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
      Ticker Symbol: _______________


[ICON]      GOAL/APPROACH

The fund seeks a high level of current income consistent with stability of principal and conservative investment risk. This objective may be changed without shareholder approval. As a money market fund, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

Under normal market conditions, the fund will invest at least 65% of its total assets in money market instruments issued or guaranteed by the U.S. government and its agencies and instrumentalities, including those with floating or variable rates of interest.

The fund may also invest in repurchase agreements

[LEFT SIDE BAR]

CONCEPTS TO UNDERSTAND

MONEY MARKET FUND: a specific type of mutual fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

 .  maintain an average dollar-weighted portfolio maturity of 90 days or less
 . buy individual securities that have remaining maturities of 13 months or less . invest only in high-quality, dollar-denominated obligations

REPURCHASE AGREEMENT: an agreement between a seller and the fund as buyer whereby the seller agrees to repurchase a security at an agreed-upon time and price.

[ICON]      MAIN RISKS

The fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Over time the real value of the fund's yield may be substantially eroded by inflation.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

 .  interest rates could rise sharply, causing the fund's share price to drop
 . any of the fund's holdings could have its credit rating downgraded or could default (in the case of U.S. government securities, this risk is considered remote)

[LEFT SIDE BAR]

CONCEPTS TO UNDERSTAND

CREDIT RATING: a measure of the issuer's expected ability to make all required interest and principal payments in a timely manner.

An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less.

Generally, the fund is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating with the remainder invested in securities with the second-highest credit rating, or the unrated equivalent as determined by Dreyfus.


                           Dreyfus Institutional Government Money Market Fund  7

[ICON]      PAST PERFORMANCE

The two tables below show the fund's annual returns and its long-term performance. The first table shows you how the fund's performance has varied from year to year. The second shows you the fund's average annual return for 1, 5 and 10 calendar-year periods. Both tables assume reinvestment of dividends and distributions. As with all mutual funds, the past is not a prediction of the future.

YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR (%)

[insert bar chart for years 1989 to 1998]

Best Quarter                  00.00                        +0.00%
Worst Quarter                 00.00                        -0.00%

The fund's 7-day yield on xx/xx/9x was xx.xx%. For the fund's current yield call toll free 1-800-554-4611.

AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/98

               Inception Date           1 Year                 5 Years              10 Years

Fund               10/8/87                   %                      %                    %
                                        -----                   -----               -----

[LEFT SIDE BAR]

WHAT THIS FUND IS - AND ISN'T

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. An investor could lose money in this fund, but also has the potential to make money.

[ICON]      EXPENSES

Fund investors pay certain fees and expenses in connection with the fund, which are described in the table below. Shareholder transaction fees are paid from an investor's account. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price. The fund has no sales charge
(load).

FEE TABLE

Shareholder transaction fees
% OF TRANSACTION AMOUNT                   none
--------------------

Annual fund operating expenses
% OF AVERAGE DAILY NET ASSETS
Management fees                           0.15%
Shareholder servicing fee                 0.15%
Other expenses                            0.00%
-----------------------------------------------
Total                                     0.30%

EXPENSE EXAMPLE

      1 year            3 years           5 years             10 years

        $3                $10               $17                  $38

This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

[LEFT SIDE BAR]

CONCEPTS TO UNDERSTAND

MANAGEMENT FEE: the fee paid to The Dreyfus Corporation for managing the fund. Unlike the arrangements between most funds and their investment advisers, Dreyfus pays all fund expenses except for brokerage fees, taxes, interest, fees and expenses of the independent directors, Rule 12b-1 fees (shareholder servicing fee in the case of this fund) and extraordinary expenses.

SHAREHOLDER SERVICING FEE: the fee paid to certain banks, brokers or dealers and other financial institutions for shareholder services. This fee is paid out of the fund's assets on an ongoing basis and over time it will increase the cost of a shareholder's investment in the fund.



                           Dreyfus Institutional Government Money Market Fund  9

DREYFUS INSTITUTIONAL U.S. TREASURY MONEY MARKET FUND
      Ticker Symbol: _______________


[ICON]      GOAL/APPROACH

The fund seeks a high level of current income consistent with stability of principal and conservative investment risk. This objective may be changed without shareholder approval. As a money market fund, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

To pursue its goal, the fund invests exclusively in direct obligations of the U.S. Treasury and in repurchase agreements secured by these obligations.

[LEFT SIDE BAR]

CONCEPTS TO UNDERSTAND

MONEY MARKET FUND: a specific type of mutual fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

 .  maintain an average dollar-weighted portfolio maturity of 90 days or less
 . buy individual securities that have remaining maturities of 13 months or less . invest only in high-quality, dollar-denominated obligations

REPURCHASE AGREEMENT: an agreement between a seller and the fund as buyer whereby the seller agrees to repurchase a security at an agreed-upon time and price.

[ICON]      MAIN RISKS

The fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Over time the real value of the fund's yield may be substantially eroded by inflation.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

 . interest rates could rise sharply, causing the fund's share price to drop . a counterparty in a repurchase agreement could have its credit rating downgraded or could default

[LEFT SIDE BAR]

CONCEPTS TO UNDERSTAND

U.S. TREASURY OBLIGATIONS: bills, notes and bonds issued by the U.S. Treasury and backed by the full faith and credit of the U.S. government.

Treasury obligations are generally considered to be among the highest-quality investments available. By investing in these obligations, the fund seeks to add an incremental degree of safety to its portfolio. The fund's yields may be somewhat lower than those of money market funds that do not limit their investments to the extent that this fund does, in exchange for the higher level of credit quality that Treasury obligations offer.




                       Dreyfus Institutional U.S. Treasury Money Market Fund  11

[ICON]      PAST PERFORMANCE

The two tables below show the fund's annual returns and its long-term performance. The first table shows you how the fund's performance has varied from year to year. The second shows you the fund's average annual return for 1, 5 and 10 calendar-year periods. Both tables assume reinvestment of dividends and distributions. As with all mutual funds, the past is not a prediction of the future.

YEAR-BY -YEAR TOTAL RETURN AS OF 12/31 EACH YEAR (%)

[insert bar chart for years 1989 to 1998]

Best Quarter                  00.00                        +0.00%
Worst Quarter                 00.00                        -0.00%

The fund's 7-day yield on xx/xx/9x was xx.xx%. For the fund's current yield call toll free 1-800-554-4611.

AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/98

               Inception Date             1 Year                 5 Years              10 Years

Fund               12/22/88                    %                      %                    %
                                           ----                   ----                 ----

[LEFT SIDE BAR]

WHAT THIS FUND IS - AND ISN'T

THIS FUND IS A MUTUAL FUND: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. An investor could lose money in this fund, but also has the potential to make money.

[ICON]      EXPENSES

Fund investors pay certain fees and expenses in connection with the fund, which are described in the table below. Shareholder transaction fees are paid from an investor's account. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price. The fund has no sales charge
(load).

FEE TABLE

Shareholder transaction fees
% OF TRANSACTION AMOUNT                   none

Annual fund operating expenses
% OF AVERAGE DAILY NET ASSETS
Management fees                           0.15%
Shareholder servicing fee                 0.15%
Other expenses                            0.00%
-----------------------------------------------
Total                                     0.30%

EXPENSE EXAMPLE

     1 year           3 years           5 years              10 years

       $3               $10               $17                  $38

This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

[LEFT SIDE BAR]

CONCEPTS TO UNDERSTAND

MANAGEMENT FEE: the fee paid to The Dreyfus Corporation for managing the fund. Unlike the arrangements between most funds and their investment advisers, Dreyfus pays all fund expenses except for brokerage fees, taxes, interest, fees and expenses of the independent directors, Rule 12b-1 fees (shareholder servicing fee in the case of this fund) and extraordinary expenses.

SHAREHOLDER SERVICING FEE: the fee paid to certain banks, brokers or dealers and other financial institutions for shareholder services. This fee is paid out of the fund's assets on an ongoing basis and over time it will increase the cost of a shareholder's investment in the fund.



                       Dreyfus Institutional U.S. Treasury Money Market Fund  13

[ICON]      MANAGEMENT

The investment adviser of each fund is The Dreyfus Corporation, 200 Park Avenue, New York, NY 10166. Founded in 1947, Dreyfus manages one of the nation's leading mutual fund complexes with more than $112 billion in over 160 mutual fund portfolios. Dreyfus is the mutual fund business of Mellon Bank Corporation, a broad-based financial services company with a bank at its core. With more than $350 billion of assets under management and $1.7 trillion of assets under administration and custody, Mellon provides a full range of banking, investment and trust products and services to individuals, businesses and institutions. Its mutual fund companies place Mellon as the leading bank manager of mutual funds. Mellon is headquartered in Pittsburgh, Pennsylvania.


[LEFT SIDE BAR]

CONCEPTS TO UNDERSTAND

YEAR 2000 ISSUES: the funds could be adversely affected if the computer systems used by Dreyfus and the funds' other service providers do not properly process and calculate date-related information from and after January 1, 2000.

Dreyfus is working to avoid year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the funds invest may be adversely affected by year 2000-related problems. This could have an impact on the value of the funds' investments and their share price and yield.

MANAGEMENT PHILOSOPHY

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, the firm seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

Dreyfus manages each fund by making investment decisions based on the fund's investment objective, policies and restrictions.














                                                          Management  15

[ICON]      FINANCIAL HIGHLIGHTS

            Dreyfus Institutional Prime Money Market Fund

The following table describes the fund's performance for the fiscal periods indicated. "Total return" shows how much an investment in the fund would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. These figures have been independently audited by , whose report, along with the fund's financial statements, is included in the annual report.

                                                                   YEAR ENDED OCTOBER 31,
                                                        1998       1997       1996       1995       1994
----------------------------------------------------- ------- ---------- ---------- ---------- ----------

PER-SHARE DATA ($)

Net asset value, beginning of period

Investment operations: Investment income (loss) - net

                      Net realized and unrealized
                      gain (loss) on investments

Total from investment operations

Distributions         Dividends from investment
                      income - net

                      Dividends from net realized
                      gain or investments

Total distributions

Net asset value, end of period

Total return (%)

RATES/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)

Ratio of net investment income (loss) to average net assets (%)

Net assets end of period ($ x 1,000)

[ICON]      FINANCIAL HIGHLIGHTS

            Dreyfus Institutional Government Money Market Fund

The following table describes the fund's performance for the fiscal periods indicated. "Total Return" shows how much an investment in the fund would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. These figures have been independently audited by , whose report, along with the fund's financial statements, is included in the annual report.

                                                                   YEAR ENDED OCTOBER 31,
                                                        1998       1997       1996       1995       1994
----------------------------------------------------- ------- ---------- ---------- ---------- ----------

PER-SHARE DATA ($)

Net asset value, beginning of period

Investment operations: Investment income (loss) - net

                      Net realized and unrealized
                      gain (loss) on investments

Total from investment operations

Distributions         Dividends from investment
                      income - net

                      Dividends from net realized
                      gain or investments

Total distributions

Net asset value, end of period

Total return (%)

RATES/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)

Ratio of net investment income (loss) to average net assets (%)

Net assets end of period ($ x 1,000)

[ICON]      FINANCIAL HIGHLIGHTS

            Dreyfus Institutional U.S. Treasury Money Market Fund

The following table describes the fund's performance for the fiscal periods indicated. "Total Return" shows how much an investment in the fund would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. These figures have been independently audited by , whose report, along with the fund's financial statements, is included in the annual report.

                                                                   YEAR ENDED OCTOBER 31,
                                                        1998       1997       1996       1995       1994
----------------------------------------------------- ------- ---------- ---------- ---------- ----------

PER-SHARE DATA ($)

Net asset value, beginning of period

Investment operations: Investment income (loss) - net

                      Net realized and unrealized
                      gain (loss) on investments

Total from investment operations

Distributions         Dividends from investment
                      income - net

                      Dividends from net realized
                      gain or investments

total distributions

Net asset value, end of period

Total return (%)

RATES/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)

Ratio of net investment income (loss) to average net assets (%)

Net assets end of period ($ x 1,000)

                          INVESTOR ACCOUNT INFORMATION

[ICON]      ACCOUNT POLICIES

BUYING SHARES

Investors pay no sales charges to invest in these funds. The price for fund shares is the net asset value per share (NAV) for the shares purchased. For each of Dreyfus Institutional Government Money Market Fund and Dreyfus Institutional U.S. Treasury Money Market Fund, the NAV generally is calculated at 3 p.m., Eastern time, every day the New York Stock Exchange ("NYSE") is open. The NAV of Dreyfus Institutional Prime Money Market Fund generally is calculated at 5 p.m. Eastern time, every day the NYSE is open. Orders will be priced at the NAV next calculated after they are accepted by a fund's transfer agent or other entity authorized to accept orders on behalf of the fund. Each fund's investments are valued based on amortized cost.

Minimum investments
                                     Initial                           Additional
------------------------------------ --------------------------------- ---------------------------------
                                                                       none; $500 FOR TELETRANSFER
Regular accounts                     $1,000,000                        investments and $100 for
                                                                       Dreyfus automatic investment
                                                                       plans

All investments must be in U.S. dollars. Third-party checks cannot be accepted. Investors may be charged a fee for any check that does not clear. Maximum TeleTransfer purchase is $150,000 per day.

[LEFT SIDE BAR]

NET ASSET VALUE (NAV): a mutual fund's share price on a given day. A fund's NAV is calculated by dividing the value of its net assets by the number of existing shares.

AMORTIZED COST: the value of a fund's portfolio securities, which does not take into account unrealized gains and losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their portfolio purchase price. This method of valuation is designed for each fund to be able to price its shares at $1.00 per share.

SELLING SHARES

Investors may sell shares at any time. Shares will be sold at the next NAV calculated after a sale order is accepted by a fund's transfer agent or other entity authorized to accept orders on behalf of the funds. Any certificates representing fund shares being sold must be returned with the redemption request. Orders will be processed promptly and investors will generally receive the proceeds within a week.

Before selling recently purchased shares, investors should note that if a fund has not yet collected payment for the shares being sold, it may delay sending the proceeds until it has collected payment, which may take up to eight business days.

Limitations on selling shares by phone:
Proceeds
sent by                                         Minimum                      Maximum
                                                ---------------------------- ---------------------------

Check                                           No minimum                   $150,000 per day
Wire accounts                                   $1,000                       $250,000 for joint
                                                                             every 30 days
TeleTransfer                                    $500                         $250,000 for joint
accounts                                                                     every 30 days


[LEFT SIDE BAR]

Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

 .  amounts of $1,000 or more on accounts whose address has been changed within the last 30 days
 . requests to send the proceeds to a different payee or address Written sell orders of $100,000 or more must also be signature guaranteed.

A SIGNATURE GUARANTEE helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.

GENERAL POLICIES

For the Dreyfus Institutional Prime Money Market Fund, shares for which the purchase order is received in proper form by 5 p.m., Eastern time, will receive the dividend declared that day if federal funds are received by 6 p.m., Eastern time. For the Dreyfus Institutional Government Money Market Fund and the Dreyfus Institutional U.S. Treasury Money Market Fund, shares begin accruing dividends on the day the purchase order is effected if the instructions to purchase shares and payment are received by the transfer agent or other authorized entity before 3 p.m., Eastern time. The proceeds of a redemption requested to be made by wire ordinarily will be sent on the day the request is effective and the shares will not receive the dividend declared that day.

If an investor's account falls below $10,000*, the fund may ask that the balance be increased. If it is still below $10,000* after 45 days, the fund may close the account and send the investor the proceeds.

Unless an investor declines telephone privileges on the application, the investor may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

Each fund reserves the right to:

 .  refuse any purchase or exchange request

 .  change or discontinue its exchange privilege

 .  change its minimum investment amounts

 . delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

Each fund also reserves the right to make a "redemption in kind" - payment in portfolio securities rather than cash - if the amount the investor is redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).

* $500 or less if an investor has been a fund shareholder since September 14, 1995.

[LEFT SIDE BAR]

Third-party investments

Investments made through a third party (rather than directly with Dreyfus), may be subject to policies and fees different than those described here. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Investors should consult a representative of the plan or financial institution if in doubt.




                                                             Account Policies 21

[ICON]      DISTRIBUTIONS AND TAXES

Each fund usually distributes to its shareholders dividends from its net investment income once a month, and distributes any net capital gains that it has realized once a year. Distributions will be reinvested in the fund unless the investor instructs the fund otherwise. There are no fees or sales charges on reinvestments.

Distributions are taxable to U.S. shareholders as ordinary income (unless an investment is in an IRA or other tax-advantaged account). The tax status of any distribution is the same regardless of how long an investor has been in the fund and whether distributions are reinvested or taken in cash. The tax status of dividends and distributions will be detailed in annual tax statements from the fund.

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

[LEFT SIDE BAR]

Concepts to understand

DIVIDENDS:  income or interest paid by the investments in the fund's portfolio.

DISTRIBUTIONS: dividend income and capital gains, net of expenses, passed on to fund shareholders. These are calculated on a per share basis; the more fund shares you own, the more you will receive.

[ICON]      SERVICES FOR FUND INVESTORS

EXCHANGE PRIVILEGE

Investors can exchange $500 or more from one Dreyfus fund into certain others (no minimum for retirement accounts). Investors can request an exchange in writing or by phone. Be sure to read the current prospectus for any fund into which you are exchanging. Any new account established through an exchange will have the same privileges as an original account (as long as they are available). There is currently no fee for exchanges, although an investor may be charged a sales load when exchanging into any fund that has one.

DREYFUS AUTO-EXCHANGE PRIVILEGE

Dreyfus Auto-Exchange privilege enables an investor to invest regularly (on a semi-monthly, quarterly or annual basis), in exchange for shares of a fund, in shares of certain other Dreyfus funds. There is currently no fee for this privilege.

DREYFUS TELETRANSFER PRIVILEGE

To move money between a bank account and a Dreyfus fund account with a phone call, an investor can use the Dreyfus TeleTransfer privilege. Investors can set up TeleTransfer on an account by providing bank account information and following the instructions on the application.

THE DREYFUS TOUCH

For 24-hour automated account access, use Dreyfus Touch. With a touch-tone phone, you can easily manage your Dreyfus accounts, obtain information on other Dreyfus mutual funds and get current stock market quotes.

OTHER AUTOMATIC SERVICES

Certain other services for buying and selling shares automatically are offered by the funds. See the SAI for further information.

LEFT SIDE BAR

Retirement plans

Dreyfus offers a variety of retirement plans, including traditional and Roth IRAs. Here's where you call for information:

 .    for traditional, rollover and Roth IRAs, call 1-800-645-6561

 .    for SEP-IRAs, Keogh accounts, 401(k) and 403(b) accounts, call
     1-800-358-0910

INSTRUCTIONS FOR ACCOUNTS
Different instructions apply for IRAs.  See the SAI.

TO OPEN AN ACCOUNT

      In Writing

Complete the application.

Mail your application and a check to:
The Dreyfus Family of Funds
P.O. Box 9387, Providence, RI  02940-9387

TO ADD TO AN ACCOUNT

      In Writing

Fill out an investment slip, and write your account number on your check.

Mail the slip and the check to: The Dreyfus Family of Funds, P.O. Box 105, Newark, NJ 07101-0105

TO OPEN AN ACCOUNT

      By Telephone

WIRE Have your bank send your investment to Boston Safe Deposit & Trust Co. with these instructions:

 .     Dreyfus Institutional Prime Money Market Fund
      DDA#044288
 .     Dreyfus Institutional Government Money Market Fund
      DDA#044288
 .     Dreyfus institutional U.S. Treasury Money Market Fund
      DDA#044288
 .     your Social Security or tax ID number
 .     name(s) of investor(s)

Call us to obtain an account number.  Return your application.

TO ADD TO AN ACCOUNT

      By Telephone

WIRE Have your bank send your Investment to Boston Safe Deposit & Trust Co. with these instructions:

 .  Dreyfus Institutional Prime Money Market Fund
   DDA#044288
 .  Dreyfus Institutional Government Money Market Fund
   DDA#044288
 .  Dreyfus institutional U.S. Treasury Money Market Fund
   DDA#044288
 .  your account number
 .  name(s) of investor(s)

ELECTRONIC CHECK Same as wire but before your account number insert the appropriate number as shown at right.

TELETRANSFER Request TeleTransfer on your application. Call us to request your transaction.

TO OPEN AN ACCOUNT

      Automatically

WITH AN INITIAL INVESTMENT Indicate on your application which automatic service(s) you want. Return your application with your investment.

TO ADD TO AN ACCOUNT

      Automatically

ALL SERVICES Call us to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the forms along with any other required materials.

TO OPEN AN ACCOUNT

      Via the Internet

COMPUTER Visit the Dreyfus Web site http://www.dreyfus.com and follow the instructions to download an account application.

TO SELL SHARES

      In Writing

Write a letter of instruction that includes:
 .     your name(s) and signatures(s)
 .     your account number
 .     the fund name
 .     the dollar amount you want to sell
 .     how and where to send the proceeds



                                                   Instructions for Accounts  25

Obtain a signature guarantee or other documentation if required (see "Account Policies Selling Shares).

Mail your request to : The Dreyfus Family of Funds, P.O. Box 9671, Providence, RI 02940-9671

      By Telephone

WIRE Be sure the fund has your bank account information on file. Call us to request your transaction. Proceeds will be wired to your bank.

TELETRANSFER Be sure the fund has your bank account information on file. Call us to request your transaction. Proceeds will be sent to your bank by electronic check.

CHECK Call us to request your transaction. A check will be sent to the address of record.

      Automatically

DREYFUS AUTOMATIC WITHDRAWAL PLAN Call us to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Be sure to maintain an account balance of $10,000 or more.


[RIGHT SIDE BAR]

To reach Dreyfus, Call toll free in the U.S. 1-800-645-6561
Outside the U.S. 516-794-5452
Make checks payable to:  The Dreyfus Family of Funds

Electronic check Numbers

"4640" for Dreyfus Institutional Prime Money Market Fund
"4610" for Dreyfus Institutional Government Money Market Fund
"4670" for Dreyfus Institutional U.S. Treasury Money market Fund

Add ABA #011-001234

                              FOR MORE INFORMATION

Dreyfus Institutional Prime Money Market Fund
Dreyfus Institutional Government Money Market Fund
Dreyfus Institutional U.S. Treasury Money Market Fund
Series of The Dreyfus/Laurel Funds, Inc.
SEC file number: 811-5270

More information on these funds is available free upon request, including the following:

Annual/Semiannual Report

Describes a fund's performance, lists portfolio holdings and contains a letter from the fund's manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund's performance during the last fiscal year.

Statement of Additional Information (SAI)

Provides more details about a fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

[LEFT SIDE BAR]

To obtain information:

BY TELEPHONE
Call 1-800-554-4611

BY MAIL write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY  11556-0144

BY E-MAIL Send your request to info@dreyfus.com

ON THE INTERNET Text only versions of fund documents can be viewed online or downloaded from SEC http//wwwsec.gov. DREYFUS http://www/dreyfus.com

You can also obtain copies by visiting the SEC's Public Reference room in Washington, DC (phone 1-800-SEC-0330) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington DC 20549-6009.

Dreyfus Money Market Reserves

Dreyfus U.S. Treasury Reserves

Dreyfus Municipal Reserves

Seeking taxable or federally tax-exempt current income and a stable $1.00 share price




PROSPECTUS March 1, 1999










As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                 Contents

                                  THE FUNDS
--------------------------------------------------------------------------------

Each fund's                  1    Introduction
investment approach,
risks, performance,          2    Dreyfus Money Market Reserves
expenses and related
information                  6    Dreyfus U.S. Treasury Reserves

                            10    Dreyfus Municipal Reserves

                            14    Management

                            16    Financial Highlights

                                  YOUR INVESTMENT
--------------------------------------------------------------------------------

  Information               22    Account Policies
  for managing your
  fund account              25    Distributions and Taxes

                            26    Services for Fund Investors

                            28    Instructions for Regular Accounts

                            30    Instructions for IRAs

                                  FOR MORE INFORMATION
-------------------------------------------------------------------------------

Where to learn more               Back Cover
about these and other
Dreyfus funds

The Funds

Dreyfus Money Market Reserves
Dreyfus U.S. Treasury Reserves
Dreyfus Municipal Reserves
Series of The Dreyfus/Laurel Funds, Inc.

The three funds described in this prospectus are money market funds. They seek to maintain a stable share price (although they cannot guarantee that they will always do so) and are designed to offer current investment income and high liquidity.

The main differences among these funds are the securities in which they invest. Dreyfus Money Market Reserves invests in a range of high-quality money market instruments. Dreyfus U.S. Treasury Reserves maintains an even higher quality standard by investing exclusively in U.S. Treasury obligations and repurchase agreements secured by such obligations. Dreyfus Municipal Reserves invests in municipal obligations from around the country, allowing the fund's dividends to be free from federal income tax in most cases.

INFORMATION ON EACH FUND'S RECENT PERFORMANCE CAN BE FOUND IN ITS CURRENT ANNUAL/SEMIANNUAL REPORT (SEE BACK COVER).




                                                                 Introduction  1

                                                   Dreyfus Money Market Reserves
                                               ---------------------------------
                                            Ticker Symbols: Class R shares DPOXX
                                            Investor shares                DPIXX

GOAL/APPROACH
--------------------

The fund seeks a high level of current income consistent with stability of principal. This objective may be changed without shareholder approval. As a money market fund, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

The fund invests in a diversified portfolio of high-quality, short-term debt securities, including:

o securities issued or guaranteed by the U.S. government or its agencies, including mortgage-related securities

o certificates of deposit, time deposits, bankers' acceptances and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches

o    repurchase agreements

o domestic and dollar-denominated foreign commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest

Concepts to understand

MONEY MARKET FUND: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

o maintain an average dollar-weighted portfolio maturity of 90 days or less

o buy individual securities that have remaining maturities of 13 months or less

o    invest only in high-quality, dollar-denominated obligations

REPURCHASE AGREEMENT: an agreement between a seller and the fund as buyer whereby the seller agrees to repurchase a security at an agreed-upon time and price.

MAIN RISKS
--------------------

The fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Over time, the real value of the fund's yields may be substantially eroded by inflation.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

o    interest rates could rise sharply, causing the fund's share price to drop

o adverse developments could occur in the banking industry, which issues or guarantees many of the securities the fund typically owns

o any of the fund's holdings could have its credit rating downgraded or could default

o adverse economic, political or other developments could affect foreign issuers of money market securities

Concepts to understand

CREDIT RATING: a measure of the issuer's expected ability to make all required interest and principal payments in a timely manner.

An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less.

Generally, the fund is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating with the remainder invested in securities with the second-highest credit rating, or the unrated equivalent as determined by Dreyfus.



                                                 Dreyfus Money Market Reserves 3

PAST PERFORMANCE
--------------------

The two tables below show the fund's annual returns and long-term performance. The first table shows you how the performance of the fund's Class R shares has varied from year to year. The second averages the performance of each share class over time. Both tables assume reinvestment of dividends and distributions. As with all mutual funds, the past is not a prediction of the future.

--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

CLASS R SHARES      [BAR GRAPH]

BEST QUARTER:                                 Q0 '00         +0.00%

WORST QUARTER:                                Q0 '00         -0.00%

The fund's 7-day yield on x/xx/9x was xx.xx% for Class R shares and xx.xx% for Investor shares. For the fund's current yield, call toll-free 1-800-645-6561.

--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/98

                           Inception                                          Since
                             Date         1 Year     5 Years    10 Years     Inception

                      --------------------------------------------------------------------
CLASS R
SHARES                    11/18/87        00.00%      00.00%      00.00%          --

INVESTOR
SHARES                     4/6/94         00.00%        --          --          00.00%




What this fund is --
and isn't


This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Shareholder transaction fees are paid from your account. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price. The fund has no sales charge
(load).

                         -------------------------------------------------------

Fee table

                                              Class R            Investor
                                              shares             shares
                         -------------------------------------------------------

SHAREHOLDER TRANSACTION FEES

% OF TRANSACTION AMOUNT                          NONE            NONE
                         -------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                 x.xx%            x.xx%

12b-1 fee                                       x.xx%            x.xx%

Other expenses                                  x.xx%            x.xx%
                         -------------------------------------------------------

TOTAL                                           X.XX%            X.XX%
                         -------------------------------------------------------

Expense example

                         1 Year         3 Years        5 Years        10 Years
                         -------------------------------------------------------

CLASS R SHARES           $000           $000           $000           $000

INVESTOR SHARES          $000           $000           $000           $000

                        This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.


Concepts to understand

MANAGEMENT FEE: the fee paid to The Dreyfus Corporation for managing the fund. Unlike the arrangements between most investment advisers and their funds, Dreyfus pays all fund expenses except for brokerage fees, taxes, interest, fees and expenses of the independent directors, Rule 12b-1 fees and extraordinary expenses.

12B-1 FEE: the fee paid to Dreyfus Service Corporation for shareholder service and to the fund's distributor for shareholder service and promotional expenses. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.



                                                 Dreyfus Money Market Reserves 5

                                                 Dreyfus U.S. Treasury Reserves
                                          --------------------------------------
                                          Ticker Symbols:  Class R shares DUTXX?
                                                          Investor shares DUTXX?

GOAL/APPROACH
--------------------

The fund seeks a high level of current income consistent with stability of principal. This objective may be changed without shareholder approval. As a money market fund, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

To pursue its goal, the fund invests exclusively in direct obligations of the U.S. Treasury and in repurchase agreements secured by these obligations.

Concepts to understand

MONEY MARKET FUND: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

o maintain an average dollar-weighted portfolio maturity of 90 days or less

o buy individual securities that have remaining maturities of 13 months or less

o  invest only in high-quality, dollar-denominated obligations


REPURCHASE AGREEMENT: an agreement between a seller and the fund as buyer whereby the seller agrees to repurchase a security at an agreed-upon time and price.

MAIN RISKS
--------------------

The fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Over time, the real value of the fund's yields may be substantially eroded by inflation.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

o    interest rates could rise sharply, causing the fund's share price to drop

 o a counterparty in a repurchase agreement could have its credit rating downgraded or could default


Concepts to understand

U.S. TREASURY OBLIGATIONS: bills, notes and bonds issued by the U.S. Treasury and backed by the full faith and credit of the U.S. government.

Treasury obligations are generally considered to be among the highest-quality investments available. By investing in these obligations, the fund seeks to add an incremental degree of safety to its portfolio. The fund's yields may be somewhat lower than those of money market funds that do not limit their investments to the extent that this fund does, in exchange for the higher level of credit quality that Treasury obligations offer.



                                               Dreyfus U.S. Treasury Reserves  7

PAST PERFORMANCE
--------------------

The two tables below show the fund's annual returns and long-term performance. The first table shows you how the performance of the fund's Class R shares has varied from year to year. The second averages the performance of each share class over time. Both tables assume reinvestment of dividends and distributions. As with all mutual funds, the past is not a prediction of the future.

--------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

CLASS R SHARES      [BAR GRAPH]

BEST QUARTER:         Q0 '00         +0.00%

WORST QUARTER:        Q0 '00         -0.00%

The fund's 7-day yield on x/xx/9x was xx.xx% for Class R shares and xx.xx% for Investor shares. For the fund's current yield, call toll-free 1-800-645-6561.

--------------------------------------------------------

Average annual total return AS OF 12/31/98

                                  Inception                                     Since
                                    Date          1 Year         5 Years        Inception
                                  -----------------------------------------------------------

CLASS R SHARES                     2/4/91         00.00%          00.00%         00.00%

INVESTOR SHARES                   4/18/94         00.00%            --           00.00%




What this fund is --
and isn't


This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

EXPENSES
--------------------

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Shareholder transaction fees are paid from your account. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price. The fund has no sales charge
(load).

                        --------------------------------------------------------

Fee table

                                            Class R         Investor
                                            shares          shares
                        --------------------------------------------------------

SHAREHOLDER TRANSACTION FEES

% OF TRANSACTION AMOUNT                       NONE          NONE
                        --------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                               x.xx%         x.xx%

12b-1 fee                                     x.xx%         x.xx%

Other expenses                                x.xx%         x.xx%
                        --------------------------------------------------------

TOTAL                                         X.XX%         X.XX%
                        --------------------------------------------------------


Expense example

                         1 Year         3 Years        5 Years        10 Years
                       ---------------------------------------------------------

CLASS R SHARES            $000           $000           $000           $000

INVESTOR SHARES           $000           $000           $000           $000

                        This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to The Dreyfus Corporation for managing the fund. Unlike the arrangements between most investment advisers and their funds, Dreyfus pays all fund expenses except for brokerage fees, taxes, interest, fees and expenses of the independent directors, Rule 12b-1 fees and extraordinary expenses.

12B-1 FEE: the fee paid to Dreyfus Service Corporation for shareholder service and to the fund's distributor for shareholder service and promotional expenses. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.



                                               Dreyfus U.S. Treasury Reserves  9

                                                      Dreyfus Municipal Reserves
                                              ----------------------------------
                                           Ticker Symbols:  Class R shares DLTXX
                                                           Investor shares DTMXX

GOAL/APPROACH
--------------------

The fund seeks income, consistent with stability of principal, that is exempt from federal income tax. This objective may be changed without shareholder approval. As a money market fund, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

To pursue its goal, the fund invests at least 80% of total assets in tax-exempt municipal obligations, including short-term municipal debt securities. Among these are municipal notes, short-term municipal bonds, tax-exempt commercial paper and municipal leases. The fund reserves the right to invest up to 20% of total assets in taxable money market securities, such as U.S. government obligations, U.S. and foreign bank and corporate obligations and commercial paper.

Concepts to understand

MONEY MARKET FUND: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

o maintain an average dollar-weighted portfolio maturity of 90 days or less

o buy individual securities that have remaining maturities of 13 months or less

o  invest only in high-quality, dollar-denominated obligations

MAIN RISKS
--------------------

The fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Over time, the real value of the fund's yields may be substantially eroded by inflation.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

o   interest rates could rise sharply, causing the fund's share price to drop

o any of the fund's holdings could have its credit rating downgraded or could default

To the extent that the fund invests in municipal leases, it takes on additional risks. Because municipal leases generally are backed by revenues from a particular source or that depend on future appropriations by municipalities and are not obligations of their issuers, they are less secure than most municipal obligations.

Concepts to understand

CREDIT RATING: a measure of the issuer's expected ability to make all required interest and principal payments in a timely manner.

An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less.

Generally, the fund is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating with the remainder invested in securities with the second-highest credit rating, or the unrated equivalent as determined by Dreyfus.


                                                  Dreyfus Municipal Reserves  11

PAST PERFORMANCE
--------------------
The two tables below show the fund's annual returns and long-term performance. The first table shows you how the performance of the fund's Class R shares has varied from year to year. The second averages the performance of each share class over time. Both tables assume reinvestment of dividends and distributions. As with all mutual funds, the past is not a prediction of the future.
                        --------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

CLASS R SHARES           [BAR GRAPH]

BEST QUARTER:            Q0 '00         +0.00%

WORST QUARTER:           Q0 '00         -0.00%

The fund's 7-day yield on x/xx/9x was xx.xx% for Class R shares and xx.xx% for Investor shares. For the fund's current yield, call toll-free 1-800-645-6561.
                        --------------------------------------------------------


Average annual total return AS OF 12/31/98

               Inception                                                     Since
                  Date         1 Year         5 Years       10 Years        Inception
                -------------------------------------------------------------------------

CLASS R
SHARES         12/10/87        00.00%          00.00%       00.00%             --

INVESTOR
SHARES          4/20/94        00.00%           --           --              00.00%



What this fund is --
and isn't


This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

EXPENSES
--------------------

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Shareholder transaction fees are paid from your account. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price. The fund has no sales charge
(load).

                        --------------------------------------------------------
Fee table

                                               Class R           Investor
                                               shares            shares
                        --------------------------------------------------------

SHAREHOLDER TRANSACTION FEES

% OF TRANSACTION AMOUNT                           NONE           NONE
                        --------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                  x.xx%           x.xx%

12b-1 fee                                        x.xx%           x.xx%

Other expenses                                   x.xx%           x.xx%

                        --------------------------------------------------------

TOTAL                                            X.XX%           X.XX%

                        --------------------------------------------------------



Expense example

                       1 Year         3 Years        5 Years        10 Years
                       --------------------------------------------------------

CLASS R SHARES              $000           $000           $000           $000

INVESTOR SHARES             $000           $000           $000           $000

                        This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to The Dreyfus Corporation for managing the fund. Unlike the arrangements between most investment advisers and their funds, Dreyfus pays all fund expenses except for brokerage fees, taxes, interest, fees and expenses of the independent directors, Rule 12b-1 fees and extraordinary expenses.

12B-1 FEE: the fee paid to Dreyfus Service Corporation for shareholder service and to the fund's distributor for shareholder service and promotional expenses. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.



                                                 Dreyfus Municipal Reserves   13

MANAGEMENT
-------------------

The investment adviser for each fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages one of the nation's leading mutual fund complexes, with more than $112 billion in more than 160 mutual fund portfolios. Dreyfus is the mutual fund business of Mellon Bank Corporation, a broad-based financial services company with a bank at its core. With more than $350 billion of assets under management and $1.7 trillion of assets under administration and custody, Mellon provides a full range of banking, investment and trust products and services to individuals, businesses and institutions. Its mutual fund companies place Mellon as the leading bank manager of mutual funds. Mellon is headquartered in Pittsburgh, Pennsylvania.

Concepts to understand

YEAR 2000 ISSUES: each fund could be adversely affected if the computer systems used by Dreyfus and the fund's other service providers do not properly process and calculate date-related information from and after January 1, 2000.

Dreyfus is working to avoid year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by year 2000-related problems. This could have an impact on the value of a fund's investments and its yield and share price.

Management philosophy

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, the firm seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

Dreyfus manages each fund by making investment decisions based on the fund's investment objective, policies and restrictions.




                                                                   Management 15

FINANCIAL HIGHLIGHTS
--------------------

Dreyfus Money Market Reserves

The following two tables describe the fund's performance for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These financial highlights have been independently audited by _____________ LLP, whose report, along with the fund's financial statements, is included in the annual report.

                                              YEAR ENDED OCTOBER 31,

CLASS R SHARES                               1998           1997           1996            1995            1994
---------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

Net asset value, beginning of period                        1.00            1.00           1.00           1.00

Investment operations:

      Investment income -- net                               .051            .050           .053           .034(1)

Distributions:

      Dividends from
      investment income -- net                              (.051)          (.050)         (.053)         (.034)

Net asset value, end of period                              1.00            1.00           1.00           1.00

Total return (%)                                            5.25            5.16           5.44           3.52
---------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to
average net assets (%)                                       .50             .50            .50           .51(2)

Ratio of net investment income to
average net assets (%)                                      5.13            5.01           5.40           3.51
---------------------------------------------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)                    232,032         170,409        139,787        124,754

(1)  NET INVESTMENT INCOME BEFORE EXPENSES REIMBURSED BY THE INVESTMENT ADVISER
FOR THE YEAR ENDED OCTOBER 31, 1994 WAS $.0331.

(2)  ANNUALIZED EXPENSE RATIO BEFORE EXPENSES REIMBURSED BY THE INVESTMENT
ADVISER FOR THE YEAR ENDED OCTOBER 31, 1994 WAS 0.64%.



16

                                              YEAR ENDED OCTOBER 31,

INVESTOR SHARES                                             1998           1997           1996            1995           1994(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

Net asset value, beginning of period                                       1.00            1.00           1.00           1.00

Investment operations:

      Investment income -- net                                              .049            .048           .052            .021

Distributions:

      Dividends from
      investment income -- net                                            (.049)          (.048)         (.052)         (.021)

Net asset value, end of period                                            1.00            1.00         1.00           1.00

Total return (%)                                                          5.04            4.94           5.28         2.14(2)
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses
to average net assets (%)                                                  .70             .70            .70          .71(3)

Ratio of net investment income
to average net assets (%)                                                 4.95            4.84           5.25         3.31(3)
---------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)                                  204,851         144,168        161,819          3,611

(1)  THE FUND COMMENCED SELLING INVESTOR SHARES ON APRIL 6, 1994.

(2)  NOT ANNUALIZED.

(3)  ANNUALIZED.



                                                        Financial Highlights  17

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Dreyfus U.S. Treasury Reserves

The following two tables describe the fund's performance for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These financial highlights have been independently audited by ____________ LLP, whose report, along with the fund's financial statements, is included in the annual report.



                                              YEAR ENDED OCTOBER 31,

CLASS R SHARES                               1998           1997           1996            1995            1994
---------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

Net asset value, beginning of period                        1.00            1.00           1.00           1.00

Investment operations:

      Investment income -- net                              .050            .048           .051         .033(1)

Distributions:

      Dividends from investment
      income -- net                                       (.050)          (.048)         (.051)         (.033)

Net asset value, end of period                              1.00            1.00           1.00           1.00

Total return (%)                                            5.10            4.94           5.23           3.37
------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average
net assets (%)                                               .50             .50            .50           .50(2)

Ratio of net investment income
to average net assets (%)                                   4.98            4.79           5.14           3.62
------------------------------------------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)                    522,178         464,303        399,873        228,797


(1)  NET INVESTMENT INCOME BEFORE EXPENSES REIMBURSED BY THE INVESTMENT ADVISER
FOR THE YEAR ENDED OCTOBER 31, 1994 WAS $0.0323.

(2)  ANNUALIZED EXPENSE RATIO BEFORE EXPENSES REIMBURSED BY THE INVESTMENT
ADVISER FOR THE YEAR ENDED OCTOBER 31, 1994 WAS 0.59%.


                                              YEAR ENDED OCTOBER 31,

INVESTOR SHARES                                   1998           1997           1996            1995           1994(1)
--------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

Net asset value, beginning of period                              1.00            1.00           1.00           1.00

Investment operations:

      Investment income -- net                                    .048            .046           .049           .020

Distributions:

      Dividends from investment
      income -- net                                             (.048)          (.046)         (.049)         (.020)

Net asset value, end of period                                    1.00            1.00           1.00           1.00

Total return (%)                                                  4.89            4.74           5.02         1.96(2)
------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses
to average net assets (%)                                          .70             .70            .70          .70(3)

Ratio of net investment income
to average net assets (%)                                         4.81            4.64           4.92         3.42(3)
------------------------------------------------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)                          112,900          21,826         21,386          1,324


(1)  THE FUND COMMENCED SELLING INVESTOR SHARES ON APRIL 18, 1994.

(2)  NOT ANNUALIZED.

(3)  ANNUALIZED.


                                                        Financial Highlights  19

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Dreyfus Municipal Reserves

The following two tables describe the fund's performance for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These financial highlights have been independently audited by ____________, whose report, along with the fund's financial statements, is included in the annual report.

                                              YEAR ENDED OCTOBER 31,

CLASS R SHARES                                    1998           1997           1996            1995            1994
--------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

Net asset value, beginning of period ......                       1.00           1.00           1.00           1.00

Investment operations:

      Investment income -- net ............                        .032           .031           .034           .023(1)

Distributions:

      Dividends from investment
      income -- net .......................                      (.031)         (.031)          (.034          (.023)

      Dividends from net realized
      gain on investments .................                      (.001)           --              --             --

Total distributions .......................                      (.032)         (.031)          (.034)         (.023)

Net asset value, end of period ............                      1.00           1.00            1.00           1.00

Total return (%) ..........................                      3.21           3.17            3.48           2.29
                                                                                           -----------

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)                      .52            .50             .50            .51(2)

Ratio of net investment income
to average net assets (%) .................                     3.10           3.11            3.41           2.30
                                                                                           -----------

Net assets, end of period ($ x 1,000) .....                  194,158        221,178         205,373        205,105

(1)  NET INVESTMENT INCOME BEFORE EXPENSES REIMBURSED BY THE INVESTMENT ADVISER
FOR THE YEAR ENDED OCTOBER 31, 1994 WAS $.0218.

(2)  ANNUALIZED OPERATING EXPENSE RATIO BEFORE EXPENSES REIMBURSED BY THE
INVESTMENT ADVISER FOR THE YEAR ENDED OCTOBER 31, 1994 WAS .61%


                                              YEAR ENDED OCTOBER 31,

INVESTOR SHARES                                             1998           1997           1996            1995           1994(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

Net asset value, beginning of period                                       1.00            1.00           1.00           1.00

Investment operations:

      Investment income -- net                                              .030            .029           .032           .012

Distributions:

      Dividends from investment
      income -- net                                                        (.029)          (.029)         (.032)         (.012)

      Dividends from net realized
      gain on investments                                                  (.001)              --             --             --

Total distributions                                                        (.030)          (.029)         (.032)         (.012)

Net asset value, end of period                                             1.00            1.00           1.00           1.00

Total return (%)                                                           3.00            2.96           3.28         1.23(2)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to
average net assets (%)                                                     .72             .70            .70          .70(3)

Ratio of net investment income
to average net assets (%)                                                 2.92            2.92           3.33         2.11(3)
------------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)                                   19,486          14,074         17,764          1,161


(1)  THE FUND COMMENCED SELLING INVESTOR SHARES ON APRIL 20, 1994.

(2)  NOT ANNUALIZED.

(3)  ANNUALIZED.



                                                        Financial Highlights  21

Your Investment

ACCOUNT POLICIES
--------------------

Buying shares

EACH FUND OFFERS TWO SHARE CLASSES--Class R shares and Investor shares. Class R shares are sold primarily to financial service providers acting on behalf of customers having a qualified trust or investment account or relationship at such institution, or to customers who hold shares of the fund distributed to them by such account or relationship. Investor shares are offered primarily to investors who have certain accounts with financial institutions that have entered selling agreements with the fund's distributor. YOU PAY NO SALES CHARGES to invest in these funds. Your price for fund shares is the net asset value per share (NAV) for the class of shares you purchase, which is generally calculated twice a day, at 12 noon and 4 p.m. Eastern time, every day the New York Stock Exchange is open. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other entity authorized to accept orders on behalf of the fund. Each fund's investments are valued based on amortized cost.

--------------------------------------------------------

Minimum investments

                                                Initial      Additional
                        --------------------------------------------------------

REGULAR ACCOUNTS                                $100,000     NO MINIMUM;
                                                             $500 FOR
                                                             TELETRANSFER
INVESTMENTS

DREYFUS AUTOMATIC                               $100         $100
INVESTMENT PLANS

                        All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum TeleTransfer purchase is $150,000 per day. Dreyfus Municipal Reserves is not recommended for IRAs or other retirement plans.

Concepts to understand

NET ASSET VALUE (NAV): a mutual fund's share price on a given day. A fund's NAV is calculated by dividing the value of its net assets by the number of existing shares.

AMORTIZED COST: the value of a fund's portfolio securities, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. This method of valuation is designed for a fund to be able to price its shares at $1.00 per share.

Selling shares

YOU MAY SELL SHARES AT ANY TIME. Your shares will be sold at the next NAV calculated after your order is accepted by the fund's transfer agent or other entity authorized to accept orders on behalf of the fund. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.

BEFORE SELLING OR WRITING A CHECK FOR RECENTLY PURCHASED SHARES, please note that if the fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds for up to eight business days or until it has collected payment.

--------------------------------------------------------

Limitations on selling shares by phone

Proceeds
sent by                                   Minimum       Maximum
                        --------------------------------------------------------

CHECK                                     NO MINIMUM    $150,000 PER DAY

WIRE                                      $1,000        $250,000 FOR JOINT
ACCOUNTS
                                                        EVERY 30 DAYS

TELETRANSFER                              $500          $250,000 FOR JOINT
ACCOUNTS
                                                        EVERY 30 DAYS

Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

o amounts of $1,000 or more on accounts whose address has been changed within the last 30 days

o    requests to send the proceeds to a different  payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A SIGNATURE GUARANTEE helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.



                                                             Your Investment  23

General policies

IF YOUR ACCOUNT FALLS BELOW $10,000*, the fund may ask you to increase your balance. If it is still below $10,000* after 45 days, the fund may close your account and send you the proceeds.

UNLESS YOU DECLINE TELEPHONE PRIVILEGES on your application, you may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

EACH FUND RESERVES THE RIGHT TO:

o    refuse any purchase or exchange request

o    change or discontinue its exchange privilege

o    change its minimum investment amounts

o delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

Each fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).

*    BELOW $500 IF YOU WERE A FUND SHAREHOLDER SINCE AUGUST 31, 1995.


Third-party investments

If you invest through a third party (rather than directly with Dreyfus), the policies and fees may be different than those described here. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your plan or financial institution if in doubt.

DISTRIBUTIONS AND TAXES
-----------------------

Each fund usually pays its shareholders dividends from its net investment income once a month, and distributes any net capital gains that it has realized once a year. Your dividends and distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

Each share class will generate a different dividend because each has different expenses.

Dividends and distributions paid by Dreyfus U.S. Treasury Reserves and Dreyfus Money Market Reserves are taxable to U.S. shareholders as ordinary income (unless your investment is in an IRA or other tax-advantaged account).

By investing in municipal obligations, Dreyfus Municipal Reserves generally pays dividends and distributions that are exempt from federal income tax. The fund may invest some of its assets in securities that generate income that is not exempt from federal income tax. Income exempt from federal income tax may be subject to state and local taxes. The fund's income also may be subject to the alternative minimum tax.

The tax status of any distribution is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash. The tax status of your dividends and distributions will be detailed in your annual tax statement from the fund.

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.


Concepts to understand

DIVIDENDS: income or interest paid by the investments in a fund's portfolio, net of expenses, passed on to fund shareholders.


                                                             Your Investment  25

SERVICES FOR FUND INVESTORS
---------------------------

Automatic services

Buying or selling shares automatically is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application or by calling 1-800-645-6561.

--------------------------------------------------------

For investing

DREYFUS AUTOMATIC                             For making automatic investments
ASSET BUILDER((reg.tm))                       from a designated bank account.

DREYFUS PAYROLL                               For making automatic investments
SAVINGS PLAN                                  through a payroll deduction.

DREYFUS GOVERNMENT                            For making automatic investments
DIRECT DEPOSIT                                from your federal employment,
PRIVILEGE                                     Social Security or other regular
                                              federal government check.

DREYFUS DIVIDEND                              For automatically reinvesting the
SWEEP                                         dividends and distributions from
                                              one Dreyfus fund into another
                                              (not available for IRAs).

                        --------------------------------------------------------

For exchanging shares

DREYFUS AUTO-                                 For making regular exchanges
EXCHANGE PRIVILEGE                            from one Dreyfus fund into
                                              another.

                        --------------------------------------------------------

For selling shares

DREYFUS AUTOMATIC                             For making regular withdrawals
WITHDRAWAL PLAN                               from most Dreyfus funds.


Dreyfus Financial Centers

Through a nationwide network of Dreyfus Financial Centers, Dreyfus offers a full array of investment services and products. This includes information on mutual funds, brokerage services, tax-advantaged products and retirement planning.

Our experienced financial consultants can help you make informed choices and provide you with personalized attention in handling account transactions. The Financial Centers also offer informative seminars and events. To find the Financial Center nearest you, call 1-800-499-3327.

Checkwriting privilege

You may write redemption checks against your account in amounts of $500 or more. These checks are free; however, a fee will be charged if you request a stop payment or if the transfer agent cannot honor a redemption check due to insufficient funds or another valid reason. Please do not postdate your checks or use them to close your account.

Exchange privilege

You can exchange $500 or more from one Dreyfus fund into another (no minimum for retirement accounts). You can request your exchange in writing or by phone. Be sure to read the current prospectus for any fund into which you are exchanging. Any new account established through an exchange will have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has one.

Dreyfus TeleTransfer privilege

To move money between your bank account and your Dreyfus fund account with a phone call, use the Dreyfus TeleTransfer privilege. You can set up TeleTransfer on your account by providing bank account information and following the instructions on your application.

The Dreyfus Touch((reg.tm))

For 24-hour automated account access, use Dreyfus Touch. With a touch-tone phone, you can easily manage your Dreyfus accounts, obtain information on other Dreyfus mutual funds and get current stock market quotes.

Retirement plans

Dreyfus offers a variety of retirement plans, including traditional, Roth and Education IRAs. Here's where you call for information:

o    for traditional, rollover, Roth and Education IRAs, call 1-800-645-6561

o    for SEP-IRAs, Keogh accounts, 401(k) and 403(b) accounts, call
     1-800-358-0910

 INSTRUCTIONS FOR REGULAR ACCOUNTS

TO OPEN AN ACCOUNT

            In Writing

   Complete the application.

   Mail your application and a check to:
   The Dreyfus Family of Funds
   P.O. Box 9387, Providence, RI 02940-9387


TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check.

Mail the slip and the check to: The Dreyfus Family of Funds P.O. Box 105, Newark, NJ 07101-0105

TO SELL SHARES

Write a redemption check OR letter of instruction that includes:

* your name(s) and signature(s)
* your account number
* the fund name and share class
* the dollar amount you want to sell
* how and where to send the proceeds

Obtain a signature guarantee or other documentation, if required (see "Account Policies -- Selling Shares").

Mail your request to: The Dreyfus Family of Funds P.O. Box 9671, Providence, RI 02940-9671


TO OPEN AN ACCOUNT

            By Telephone

   WIRE Have your bank send your investment to Boston Safe Deposit and Trust Company, with these instructions:

   *   Dreyfus Money Market Reserves DDA# 043435
   *   Dreyfus U.S. Treasury Reserves DDA# 043435
   *   Dreyfus Municipal Reserves DDA# 043508
   *   share class
   *   your Social Security or tax ID number
   *   name(s) of investor(s)

   Call us to obtain an account number. Return your application.

TO ADD TO AN ACCOUNT

WIRE Have your bank send your investment to Boston Safe Deposit and Trust Company, with these instructions:

*  Dreyfus Money Market Reserves DDA# 043435
*  Dreyfus U.S. Treasury Reserves DDA# 043435
*  Dreyfus Municipal Reserves DDA# 043508
*  your account number
*  name(s) of investor(s)

ELECTRONIC CHECK Same as wire, but before your account number insert the appropriate number as shown at right.

TELETRANSFER Request TeleTransfer on your application. Call us to request your transaction.

TO SELL SHARES

WIRE Be sure the fund has your bank account information on file. Call us to request your transaction. Proceeds will be wired to your bank.

TELETRANSFER Be sure the fund has your bank account information on file. Call us to request your transaction. Proceeds will be sent to your bank by electronic check.

CHECK Call us to request your transaction. A check will be sent to the address of record.


TO OPEN AN ACCOUNT

           Automatically

WITH AN INITIAL INVESTMENT Indicate on your application which automatic service(s) you want. Return your application with your investment.


TO ADD TO AN ACCOUNT

ALL SERVICES Call us to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the forms along with any other required materials.


TO SELL SHARES

DREYFUS AUTOMATIC WITHDRAWAL PLAN Call us to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Be sure to maintain an account balance of $5,000 or more.


TO OPEN AN ACCOUNT

           Via the Internet

   COMPUTER Visit the Dreyfus Web site http://www.dreyfus.com and follow the instructions to download an account application.



TO ADD AN ACCOUNT

---------------


TO SELL SHARES

---------------

To reach Dreyfus, call toll free in the U.S.

1-800-645-6561

Outside the U.S. 516-794-5452

Make checks payable to:

THE DREYFUS FAMILY OF FUNDS






Electronic check numbers

DREYFUS MONEY MARKET RESERVES
       "4800" -- Class R shares
       "4790" -- Investor shares

DREYFUS U.S. TREASURY RESERVES
       "4890" -- Class R shares
       "4900" -- Investor shares

DREYFUS MUNICIPAL RESERVES
       "4850" -- Class R shares
       "4860" -- Investor shares

Add ABA #011-001234

                                                             Your Investment  29

 INSTRUCTIONS FOR IRAS

   TO OPEN AN ACCOUNT

           In Writing

   Complete an IRA application, making sure to specify the fund name and to indicate the year the contribution is for.

   Mail your application and a check to:
   The Dreyfus Trust Company, Custodian
   P.O. Box 6427, Providence, RI 02940-6427


TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check. Indicate the year the contribution is for.

Mail in the slip and the check (see "To Open an Account" at left).


TO SELL SHARES

Write a redemption check* OR write a letter of instruction that includes:
* your name and signature
* your account number and fund name
* the dollar amount you want to sell
* how and where to send the proceeds
* whether the distribution is qualified or premature
* whether the 10% TEFRA should be withheld

Obtain a signature guarantee or other documentation, if required. Mail in your request (see "To Open an Account" at left).

*A redemption check written for a qualified distribution is not subject to TEFRA.


TO OPEN AN ACCOUNT

        By Telephone

-------------


TO ADD AN ACCOUNT

WIRE Have your bank send your investment to Boston Safe Deposit and Trust Company, with these instructions:

*  Dreyfus Money Market Reserves DDA# 043435
*  Dreyfus U.S. Treasury Reserves DDA# 043435
*  Dreyfus Municipal Reserves DDA# 043508
* your account number
* name of investor
* the contribution year

ELECTRONIC CHECK Same as wire, but before your account number insert the appropriate number as shown at right.

TELEPHONE CONTRIBUTION Call to request us to move money from a regular Dreyfus account to an IRA (both accounts must be held in the same shareholder name).


TO SELL SHARES

----------------


TO OPEN AN ACCOUNT

           Automatically

----------------


TO ADD TO AN ACCOUNT

ALL SERVICES Call us to request a form to add an automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials. All contributions will count as current year.


TO SELL SHARES

DREYFUS AUTOMATIC WITHDRAWAL PLAN Call us to request instructions to establish the plan.


TO OPEN AN ACCOUNT

           Via the Internet

   COMPUTER Visit the Dreyfus Web site http://www.dreyfus.com and follow the instructions to download an account application.



TO ADD TO AN ACCOUNT

----------------


TO SELL SHARES

----------------

To reach Dreyfus, call toll free in the U.S.

1-800-645-6561

Outside the U.S. 516-794-5452


Make checks payable to:

THE DREYFUS FAMILY OF FUNDS








Electronic check numbers

DREYFUS MONEY MARKET RESERVES
       "4800" -- Class R shares
       "4790" -- Investor shares

DREYFUS U.S. TREASURY RESERVES
       "4890" -- Class R shares
       "4900" -- Investor shares

DREYFUS MUNICIPAL RESERVES
       "4850" -- Class R shares
       "4860" -- Investor shares


Add ABA #011-001234

                                                            Your Investment   31

NOTES

32                                                                            33

For More Information

                        Dreyfus Money Market Reserves
                        Dreyfus U.S. Treasury Reserves
                        Dreyfus Municipal Reserves
                        Series of The Dreyfus/Laurel Funds, Inc.
                        -----------------------------
                        SEC file number:  811-5270

                        More information on these funds is available free upon request, including the following:

                        Annual/Semiannual Report

                        Describes a fund's performance, lists portfolio holdings and contains a letter from the fund's manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund's performance during the last fiscal year.

                        Statement of Additional Information (SAI)

                        Provides more details about a fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).


To obtain information:

BY TELEPHONE Call 1-800-645-6561

BY MAIL Write to: The Dreyfus Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144

BY E-MAIL  Send your request to info@dreyfus.com

ON THE INTERNET Text-only versions of fund documents can be viewed online or downloaded from:

      SEC
      http://www.sec.gov

      DREYFUS
      http://www.dreyfus.com

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330) or by sending your request and a
duplicating  fee  to  the  SEC's  Public  Reference  Section,   Washington,   DC
20549-6009.

                       STATEMENT OF ADDITIONAL INFORMATION
                                  MARCH 1, 1999

                         THE DREYFUS/LAUREL FUNDS, INC.

      This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current Prospectus dated March 1, 1999, of each fund listed below (each a "Fund", collectively, the "Funds"), as such Prospectus may be revised from time to time. The Funds are separate, diversified portfolios of The Dreyfus/Laurel Funds, Inc., an open-end management investment company (the "Company"), known as a mutual fund.

      Dreyfus Money Market Reserves ("Money Market Reserves")
      Dreyfus U.S. Treasury Reserves ("U.S. Treasury Reserves")
      Dreyfus Municipal Reserves ("Municipal Reserves")
      Dreyfus Institutional Prime Money Market Fund ("Institutional Prime Fund") Dreyfus Institutional Government Money Market Fund ("Institutional Government Fund")
      Dreyfus Institutional U.S. Treasury Money Market Fund ("Institutional
      U.S. Treasury Fund")

To obtain a copy of a Fund's Prospectus, please write to the Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, or call one of the following numbers:

            Call Toll Free 1-800-645-6561
            In New York City -- Call 1-718-895-1206
            Outside the U.S. -- Call 516-794-5452

                                TABLE OF CONTENTS
                                                                       Page

Description of the Funds..........................................     B-3
Management of the Funds...........................................     B-17
Management Arrangements...........................................     B-24
Purchase of Shares................................................     B-26
Distribution Plan and Shareholder Servicing Plan..................     B-29
Redemption of Shares..............................................     B-31
Shareholder Services..............................................     B-35
Determination of Net Asset Value..................................     B-40
Dividends, Other Distributions and Taxes..........................     B-41
Portfolio Transactions............................................     B-45
Performance Information...........................................     B-47
Information About the Funds.......................................     B-49
Transfer and Dividend Disbursing
  Agent, Custodian, Counsel and Independent Auditors..............     B-50
Financial Statements..............................................     B-50
Appendix..........................................................     B-51

                            DESCRIPTION OF THE FUNDS

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTIONS OF EACH FUND'S PROSPECTUS ENTITLED "GOAL/APPROACH" AND "MAIN RISKS."

      The Company is a Maryland corporation formed on August 6, 1987. Before October 17, 1994, the Company's name was The Laurel Funds, Inc. The Company is an open-end management investment company comprised of separate portfolios, including the Funds, each of which is treated as a separate fund. Prior to _________, the name of Money Market Reserves was Dreyfus/Laurel Prime Money Market Fund; the name of U.S. Treasury Reserves was Dreyfus/Laurel U.S. Treasury Money Market Fund; the name of Municipal Reserves was Dreyfus/Laurel Tax-Exempt Money Market Fund; the name of Institutional Prime Fund was Dreyfus/Laurel Institutional Prime Money Market Fund; the name of Institutional Government Fund was Dreyfus/Laurel Institutional Government Money Market Fund; and the name of Institutional U.S. Treasury Fund was Dreyfus/Laurel Institutional U.S. Treasury Money Market Fund. Prior to _________, the name of Money Market Reserves was Laurel Prime Money Market Fund; the name of U.S. Treasury Reserves was Laurel U.S. Treasury Money Market Fund; the name of Municipal Reserves was Laurel Tax-Exempt Money Market Fund; the name of Institutional Prime Fund was Laurel Institutional Prime Money Market Fund; the name of Institutional Government Fund was Laurel Institutional Government Money Market Fund; and the name of Institutional U.S. Treasury Fund was Laurel Institutional U.S. Treasury Money Market Fund.

      Each Fund expects to maintain, but does not guarantee, a net asset value ("NAV") of $1.00 per share. To do so, each Fund uses the amortized cost method of valuing its securities pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act") which Rule includes various maturity, quality and diversification requirements, certain of which are summarized as follows. In accordance with Rule 2a-7, each Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less and invest only in U.S. dollar-denominated securities with remaining maturities of 397 days or less and which are determined to be of high quality with minimal credit risk in accordance with procedures adopted by the Board of Directors. In determining whether a security is of high quality with minimal credit risk, Dreyfus must consider whether the security is rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations or determined to be of comparable quality by Dreyfus in accordance with requirements of these procedures. These procedures are reasonably designed to assure that the prices determined by the amortized cost valuation will approximate the current market value of each Fund's securities. Each Fund is diversified, which means that, with respect to 75% of its total assets, a Fund will not invest more than 5% of its assets in the securities of any single issuer. In addition, in accordance with Rule 2a-7, each Fund generally will not invest more than 5% of its assets in the securities of any one issuer.


      The Dreyfus Corporation ("Dreyfus") serves as each Fund's investment manager.

CERTAIN PORTFOLIO SECURITIES

      The following information regarding the securities that the Funds may purchase supplements that found in each Fund's Prospectus.

      MUNICIPAL SECURITIES (MUNICIPAL RESERVES). Municipal securities are obligations issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, and instrumentalities, the interest from which is, in the opinion of bond counsel, exempt from regular Federal income tax. The municipal securities in which the Municipal Reserves will invest are limited to those obligations which at the time of purchase:

      1.    are backed by the full faith and credit of the United States; or

      2. are municipal notes rated MIG-1/VMIG-1 or MIG-2/VMIG-2 by Moody's Investors Service, Inc. ("Moody's") or SP-1 or SP-2 by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), or, if not rated, are of equivalent investment quality as determined by Dreyfus under guidelines approved by the Board of Directors or are obligations of an issuer which has outstanding municipal bonds rated Aa or higher by Moody's or Aa or higher by S&P; or

      3. are municipal bonds rated Aa or higher by Moody's or AA or higher by S&P or, if not rated, are of equivalent investment quality as determined by Dreyfus under guidelines approved by the Board of Directors or are obligations of an issuer which has outstanding municipal notes rated MIG-1/VMIG-1 or MIG-2/VMIG-2 by Moody's or SP-1 or SP-2 by S&P; or

      4. are other types of municipal securities, provided that such obligations are rated Prime-2 or higher by Moody's or A-2 or higher by S&P or determined by Dreyfus to be of comparable quality pursuant to guidelines approved by the Board of Directors (see the Appendix for a description of these ratings).

      The municipal securities in which Municipal Reserves may invest include municipal notes, short-term municipal bonds and municipal leases. Municipal notes are generally used to provide for the issuer's short-term capital needs and generally have maturities of one year or less. Examples include tax anticipation and revenue anticipation notes which generally are issued in anticipation of various seasonal revenues, bond anticipation notes, construction loan notes and tax exempt commercial paper. Short-term municipal bonds may include "general obligation bonds," which are secured by the issuer's pledge of its faith, credit and taxing power for payment of principal and interest, "revenue bonds," which are generally paid from the revenues of a particular facility or a specific excise or other source, "industrial revenue bonds," which are issued by or on behalf of public authorities to provide funding for various privately operated industrial and commercial facilities, and "private activity bonds." Municipal Reserves may purchase certain municipal securities, including certain industrial development bonds and bonds issued after August 7, 1986 to finance "private activities," the interest on which may constitute a "tax preference item" for purposes of the Federal alternative minimum tax, even though the interest will continue to be fully tax-exempt for Federal income tax purposes. Municipal Reserves may invest without limitation in such municipal securities as long as such investment is consistent with the Fund's investment objective.

      "Municipal leases," which may take the form of a lease or an installment purchase or conditional sale contract, are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities such as fire and sanitation vehicles, telecommunications equipment and other capital assets. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. To reduce these risks, Municipal Reserves will only purchase municipal leases subject to a non-appropriation clause when the payment of principal and accrued interest is backed by an unconditional irrevocable letter of credit or guarantee of a bank.

      Municipal Reserves proposes to purchase municipal lease obligations principally from banks, equipment vendors or other parties that have entered into an agreement with Municipal Reserves providing that such party will remarket the municipal lease obligations on certain conditions (described below) within seven days after demand by Municipal Reserves. (Such agreements are referred to as "remarketing agreements" and the party that agrees to remarket or repurchase a municipal lease obligation is referred to as a "remarketing party.") The agreement will provide for a remarketing price equal to the principal balance on the obligation as determined pursuant to the terms of the remarketing agreement as of the repurchase date (plus accrued interest). The Funds' investment manager, Dreyfus, anticipates that, in most cases, the remarketing agreement will also provide for the seller of the municipal lease obligation or the remarketing party to service it for a servicing fee. The conditions to Municipal Reserves right to require the remarketing party to purchase or remarket the obligation are that Municipal Reserves must certify at the time of remarketing that (1) payments of principal and interest under the municipal lease obligation are current and Municipal Reserves has no knowledge of any default thereunder by the governmental issuer, (2) such remarketing is necessary in the sole opinion of a designated officer of Municipal Reserves to meet the Fund's liquidity needs, and (3) the governmental issuer has not notified Dreyfus Municipal Reserves of termination of the underlying lease.

      The remarketing agreement described above requires the remarketing party to purchase (or market to a third party) municipal lease obligations of Municipal Reserves under certain conditions to provide liquidity if share redemptions of Municipal Reserves exceed purchases of Municipal Reserves shares. Municipal Reserves will only enter into remarketing agreements with banks, equipment vendors or other responsible parties (such as insurance companies, broker-dealers and other financial institutions) that in Dreyfus' opinion are capable of meeting their obligations to the Fund. Dreyfus will regularly monitor the ability of remarketing parties to meet their obligations to Municipal Reserves. Municipal Reserves will enter into remarketing agreements covering at least 75% of the principal amount of the municipal lease obligations in its portfolio. Municipal Reserves will not enter into remarketing agreements with any one remarketing party in excess of 5% of its total assets. Remarketing agreements with broker-dealers may require an exemptive order under the 1940 Act. Municipal Reserves will not enter into such agreements with broker dealers prior to the issuance of such an order or interpretation of the Securities and Exchange Commission ("SEC") that such an order is not required. There can be no assurance that such an order or interpretation will be granted.

      The "remarketing" feature of the agreement entitles the remarketing party to attempt to resell the municipal lease obligation within seven days after demand from the Fund; however, the remarketing party will be obligated to repurchase the obligation for its own account at the end of the seven-day period if such obligation has not been resold. The remarketing agreement will often be entered into with the party who has sold a municipal lease obligation to Municipal Reserves, but remarketing agreements may also be entered into with a separate remarketing party of the same type that meets the credit and other criteria listed above. Up to 25% of Municipal Reserves municipal lease obligations may not be covered by remarketing agreements. Municipal Reserves, however, will not invest in municipal lease obligations that are not subject to remarketing agreements if, as a result of such investment, more than 10% of its total assets would be invested in illiquid securities such as (1) municipal lease obligations not subject to remarketing agreements and not deemed by Dreyfus at the time of purchase to be at least of comparable quality to rated municipal debt obligations, or (2) other illiquid assets such as securities restricted as to resale under federal or state securities laws. For purposes of the preceding sentence, a municipal lease obligation that is backed by an irrevocable bank letter of credit or an insurance policy, issued by a bank or issuer deemed by Dreyfus to be of high quality and minimal credit risk, will not be deemed to be "illiquid" solely because the underlying municipal lease obligation is unrated, if Dreyfus determines that such municipal lease obligation is readily marketable because it is backed by such letter of credit or insurance policy.

      As used within this section, high quality means that the municipal lease obligation meets all of the following criteria: (1) the underlying equipment is for an essential governmental function; (2) the municipality has a documented history of stable financial operations and timely payments of principal and interest on its municipal debt or lease obligation; (3) the lease/purchase agreement contains proper terms and conditions to protect against non-appropriation, substitution of equipment and other more general risks associated with the purchase of securities; (4) the equipment underlying the lease was leased in a proper and legal manner; and (5) the equipment underlying the lease was leased from a reputable equipment vendor. A letter of credit or insurance policy would generally provide that the issuer of the letter of credit or insurance policy would pay the outstanding principal balance of the municipal lease obligations plus any accrued but unpaid interest upon non-appropriation or default by the governmental lessee. However, the terms of each letter of credit or insurance policy may vary significantly and would affect the degree to which such protections increase the liquidity of a particular municipal lease obligation.

      Municipal Reserves may invest more than 25% of its assets in industrial development bonds, in participation interests therein issued by banks, and in municipal securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. A participation interest gives Municipal Reserves an undivided interest in a municipal bond owned by a bank and generally is backed by the bank's irrevocable letter of credit or guarantee.

      When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the issuing entity and a security is backed only by the assets or revenues of the entity, the entity will be deemed to be the sole issuer of the security. Similarly, in the case of an industrial development bond backed only by the assets or revenues of the non-governmental user, the non-governmental user will be deemed to be the sole issuer of the bond.

      Municipal Reserves will invest in securities, including the foregoing types of securities, only if the investments are of a type which would satisfy the requirements of Rule 2a-7 promulgated under the 1940 Act and only to the extent permitted by Municipal Reserves' investment limitations. Accordingly, if the creating agency, authority, instrumentality or other political subdivision or some other entity, such as an insurance company or other corporate obligor, guarantees a security purchased by Municipal Reserves or a bank issues a letter of credit in support of a security purchased by Municipal Reserves, it will not purchase any security which, as to 75% of the value of all securities held, it would result in the value of all securities issued or guaranteed by a single guarantor or issuer of letters of credit exceeding 10% of the total value of the Fund's assets.

      Yields on municipal securities are dependent on a variety of factors, including the general conditions of the money market and of the municipal bond and municipal note markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. The achievement of the investment objective of Municipal Reserves is dependent in part on the continuing ability of the issuers of municipal securities in which the Fund invests to meet their obligations for the payment of principal and interest when due. Municipal securities historically have not been subject to registration with the SEC, although there have been proposals which would require registration in the future.

      Obligations of issuers of municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress or state legislatures, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected.

      VARIABLE RATE OBLIGATIONS (MONEY MARKET RESERVES AND MUNICIPAL RESERVES). The interest rates payable on certain securities, including municipal leases, in which the Funds may invest, called "variable rate" obligations, are not fixed and may fluctuate based upon changes in market rates. The interest rate payable on a variable rate security is adjusted either at predesignated periodic intervals. Other features may include the right whereby the Funds may demand prepayment of the principal amount of the obligation prior to its stated maturity and the right of the issuer to prepay the principal amount prior to maturity. The main benefit of variable rate securities is that the interest rate adjustment minimizes changes in the market value of the obligation. As a result, the purchase of variable rate securities enhances the ability of the Funds to maintain a stable NAV per share and to sell an obligation prior to maturity at a price approximating the full principal amount of the obligation. The payment of principal and interest by issuers of certain securities purchased may be guaranteed by letters of credit or other credit facilities offered by banks or other financial institutions. Such guarantees will be considered in determining whether a security meets a Fund's investment quality requirements.

      Variable rate obligations purchased by the Funds may include participation interests, including those in industrial development bonds, purchased from banks, insurance companies or other financial institutions, and variable rate obligations that are backed by irrevocable letters of credit or guarantees of banks. The Funds can exercise the right, on not more than thirty days' notice, to sell such an instrument back to the bank from which it purchased the instrument and draw on the letter of credit for all or any part of the principal amount of a Fund's participation interest in the instrument, plus accrued interest, but will do so only (i) as required to provide liquidity to the Funds,
(ii) to maintain a high quality investment portfolio, or (iii) upon a default under the terms of the demand instrument. Banks and other financial institutions retain portions of the interest paid on such variable rate obligations as their fees for servicing such instruments and the issuance of related letters of credit, guarantees and repurchase commitments. Dreyfus will monitor the pricing, quality and liquidity of variable rate demand obligations and participation interests therein held by the Funds on the basis of published financial information, rating agency reports and other research services.

      STAND-BY COMMITMENTS (MUNICIPAL RESERVES). Municipal Reserves may purchase municipal securities together with the right to resell them to the seller or to some third party at an agreed-upon price or yield within specified periods prior to their maturity dates. The right to resell is commonly known as a "stand-by commitment," and the aggregate price which Municipal Reserves pays for securities with a stand-by commitment may be higher than the price which otherwise would be paid. The primary purpose of this practice is to permit Municipal Reserves to be as fully invested as practicable in municipal securities while preserving the necessary flexibility and liquidity to meet unanticipated redemptions. In this regard, Municipal Reserves acquires stand-by commitments solely to facilitate portfolio liquidity and does not exercise its rights thereunder for trading purposes. In connection with stand-by commitments, Municipal Reserves will segregate on its records cash or liquid high-grade debt obligations of the Fund in an amount at least equal to the commitments. On delivery dates under the commitments, Municipal Reserves will meet its obligations from maturing securities, sales of securities held in a separate account or other available sources of cash. Since the value of a stand-by commitment is dependent on the ability of the stand-by commitment writer to meet its obligation to repurchase, the policy of Municipal Reserves is to enter into stand-by commitment transactions only with municipal securities dealers which are determined to present minimal credit risks as determined by Dreyfus.

      The acquisition of a stand-by commitment does not affect the valuation or maturity of the underlying municipal securities which continue to be valued in accordance with the amortized cost method. Stand-by commitments acquired by Municipal Reserves are valued at zero in determining NAV. When Municipal Reserves pays directly or indirectly for a stand-by commitment its cost is reflected as unrealized depreciation for the period during which the commitment is held. Stand-by commitments do not affect the average weighted maturity of the Fund's portfolio of securities.

      Stand-by commitments may involve certain expenses and risks, including the inability of the issuer of the commitment to pay for the securities at the time the commitment is exercised, non-marketability of the commitment, and differences between the maturity of the commitment.

      VARIABLE AMOUNT MASTER DEMAND NOTES (MONEY MARKET RESERVES, INSTITUTIONAL PRIME FUND AND INSTITUTIONAL GOVERNMENT FUND). These Funds may invest in variable amount master demand notes. Variable amount master demand notes are unsecured obligations that are redeemable upon demand and are typically unrated. These instruments are issued pursuant to written agreements between their issuers and holders. The agreements permit the holders to increase (subject to an agreed maximum) and the holders and issuers to decrease the principal amount of the notes, and specify that the rate of interest payable on the principal fluctuates according to an agreed-upon formula. If an issuer of a variable amount master demand note were to default on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and might, for this or other reasons, suffer a loss to the extent of the default. A Fund will invest in variable amount master demand notes issued only by entities that Dreyfus considers creditworthy.

      FLOATING RATE SECURITIES (MONEY MARKET RESERVES, MUNICIPAL RESERVES, INSTITUTIONAL PRIME FUND AND INSTITUTIONAL GOVERNMENT FUND). These Funds may invest in floating rate securities. A floating rate security provides for the automatic adjustment of its interest rate whenever a specified interest rate changes. Interest rates on these securities are ordinarily tied to, and are a percentage of, a widely recognized interest rate, such as the yield on 90-day U.S. Treasury bills or the prime rate of a specified bank. These rates may change as often as twice daily. Generally, changes in interest rates will have a smaller effect on the market value of floating rate securities than on the market value of comparable fixed income obligations. Thus, investing in variable and floating rate securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed income securities.

      BANK INSTRUMENTS (MONEY MARKET RESERVES, MUNICIPAL RESERVES, INSTITUTIONAL PRIME FUND AND INSTITUTIONAL GOVERNMENT FUND). These Funds may purchase bank instruments. Bank instruments consist mainly of certificates of deposit, time deposits and bankers' acceptances.

      ECDS, ETDS AND YANKEE CDS (MONEY MARKET RESERVES, MUNICIPAL RESERVES, INSTITUTIONAL PRIME FUND AND INSTITUTIONAL GOVERNMENT FUND). These Funds may purchase Eurodollar certificates of deposit ("ECDs"), which are U.S. dollar-denominated certificates of deposit issued by foreign branches of domestic banks, Eurodollar time deposits ("ETDs"), which are U.S. dollar denominated deposits in a foreign branch of a domestic bank or a foreign bank, and Yankee-Dollar certificates of deposit ("Yankee CDs") which are certificates of deposit issued by a domestic branch of a foreign bank denominated in U.S. dollars and held in the United States. ECDs, ETDs, and Yankee CDs are subject to somewhat different risks than domestic obligations of domestic banks. See "Foreign Securities."

      EURODOLLAR BONDS AND NOTES (MONEY MARKET RESERVES). This Fund may invest in Eurodollar bonds and notes. Eurodollar bonds and notes are obligations which pay principal and interest in U.S. dollars held in banks outside the United States, primarily in Europe. Investments in Eurodollar bonds and notes involve risks that differ from investments in securities of domestic issuers. See "Foreign Securities."

      CORPORATE OBLIGATIONS (INSTITUTIONAL PRIME FUND, MONEY MARKET RESERVES AND MUNICIPAL RESERVES). Each Fund may invest in corporate obligations rated at least Aa by Moody's or AA by Standard & Poor's, or if unrated, of comparable quality as determined by Dreyfus. The Fund will dispose in a prudent and orderly fashion of bonds whose ratings drop below these minimum ratings.

      GOVERNMENT OBLIGATIONS (ALL FUNDS). Each Fund may invest in a variety of U.S. Treasury obligations, which differ only in their interest rates, maturities and times of issuance: (a) U.S. Treasury bills have a maturity of one year or less, (b) U.S. Treasury notes have maturities of one to ten years, and (c) U.S. Treasury bonds generally have maturities of greater than ten years.

      In addition to U.S. Treasury obligations, the Money Market Reserves and Municipal Reserves, Institutional Prime and Institutional Government Funds may invest in obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are supported by any of the following: (a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury, (c) the discretionary authority of the U.S. Treasury to lend to such Government agency or instrumentality, or (d) the credit of the instrumentality. (Examples of agencies and instrumentalities are: Federal Land Banks, Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks, General Services Administration, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board, Inter-American Development Bank, Asian-American Development Bank, Student Loan Marketing Association, International Bank for Reconstruction and Development, Small Business Administration and Fannie Mae). No assurance can be given that the U.S. Government will provide financial support to the agencies or instrumentalities described in (b), (c) and (d) in the future, other than as set forth above, since it is not obligated to do so by law.

      REPURCHASE AGREEMENTS (ALL FUNDS). Each Fund may enter into repurchase agreements with U.S. Government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with such other brokers or dealers that meet the respective Fund's credit guidelines. This technique offers a method of earning income on idle cash. In a repurchase agreement, a Fund buys a security from a seller that has agreed to repurchase the same security at a mutually agreed upon date and price. A Fund's resale price will be in excess of the purchase price, reflecting an agreed upon interest rate. This interest rate is effective for the period of time the Fund is invested in the agreement and is not related to the coupon rate on the underlying security. Repurchase agreements may also be viewed as a fully collateralized loan of money by a Fund to the seller. The period of these repurchase agreements will usually be short, from overnight to one week, and at no time will a Fund invest in repurchase agreements for more than one year. A Fund will always receive as collateral securities whose market value including accrued interest is, and during the entire term of the agreement remains, at least equal to 100% of the dollar amount invested by the Fund in each agreement, and the Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the Custodian. If the seller defaults, a Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of a security which is the subject of a repurchase agreement, realization upon the collateral by the Fund may be delayed or limited. Each Fund seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligors under repurchase agreements, in accordance with the Fund's credit guidelines.

      COMMERCIAL PAPER (MONEY MARKET RESERVES, MUNICIPAL RESERVES, INSTITUTIONAL PRIME FUND AND INSTITUTIONAL GOVERNMENT FUND). The Funds may invest in commercial paper. These instruments are short-term obligations issued by banks and corporations that have maturities ranging from two to 270 days. Each instrument may be backed only by the credit of the issuer or may be backed by some form of credit enhancement, typically in the form of a guarantee by a commercial bank. Commercial paper backed by guarantees of foreign banks may involve additional risk due to the difficulty of obtaining and enforcing judgments against such banks and the generally less restrictive regulations to which such banks are subject. Money Market Reserves and Municipal Reserves will only invest in commercial paper of U.S. and foreign companies rated at the time of purchase at least A-1 by Standard & Poor's, Prime-1 by Moody's, F-1 by Fitch Investors Service, LLP, Duff 1 by Phoenix Duff & Phelps, Corp., or A1 by IBCA, Inc. or determined by Dreyfus to be of comparable quality.

      FOREIGN SECURITIES (MONEY MARKET RESERVES, MUNICIPAL RESERVES, INSTITUTIONAL PRIME FUND AND INSTITUTIONAL GOVERNMENT FUNDS). These Funds may purchase securities of foreign issuers and may invest in obligations of foreign branches of domestic banks and domestic branches of foreign banks. Investment in foreign securities presents certain risks, including those resulting from fluctuations in currency exchange rates, revaluation of currencies, adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions, reduced availability of public information concerning issuers, and the fact that foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic issuers. Moreover, securities of many foreign issuers may be less liquid and their prices more volatile than those of comparable domestic issuers. In addition, with respect to certain foreign countries, there is the possibility of expropriation, confiscatory taxation and limitations on the use or removal of funds or other assets of a Fund, including withholding of dividends. Foreign securities may be subject to foreign government taxes that would reduce the yield on such securities.

      ILLIQUID SECURITIES. No Fund will knowingly invest more than 10% of the value of its net assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation (irrespective of any legal or contractual restrictions on resale). A Fund may invest in commercial obligations issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended ("Section 4(2) paper"). A Fund may also purchase securities that are not registered under the Securities Act of 1933, as amended, but that can be sold to qualified institutional buyers in accordance with Rule 144A under that Act ("Rule 144A securities"). Liquidity determinations with respect to Section 4(2) paper and Rule 144A securities will be made by the Board of Directors or by Dreyfus pursuant to guidelines established by the Board of Directors. The Board or Dreyfus will consider availability of reliable price information and other relevant information in making such determinations. Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors, such as the Funds, that agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be pursuant to registration or an exemption therefrom. Section 4(2) paper normally is resold to other institutional investors like the Funds through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. Rule 144A securities generally must be sold to other qualified institutional buyers. If a particular investment in Section 4(2) paper or Rule 144A securities is not determined to be liquid, that investment will be included within the percentage limitation on investment in illiquid securities. The ability to sell Rule 144A securities to qualified institutional buyers is a recent development and it is not possible to predict how this market will mature. Investing in Rule 144A securities could have the effect of increasing the level of Fund illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.

      CREDIT ENHANCEMENTS. Certain instruments in which Institutional Prime Fund, Institutional Government Fund, Money Market Reserves and Municipal Reserves may invest, including floating rate securities, variable amount master demand notes and variable rate obligations, may be backed by letters of credit or insured or guaranteed by financial institutions, such as banks, or insurance companies, whose credit quality ratings are judged by Dreyfus to be comparable in quality to the two highest quality ratings of Moody's or Standard & Poor's. Changes in the credit quality of banks and other financial institutions that provide such credit or liquidity enhancements to a Fund's portfolio securities could cause losses to the Fund and affect its share price.

      OTHER INVESTMENT COMPANIES. Each Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the respective Fund's investment objective and policies and permissible under the 1940 Act, as amended (the "1940 Act"). As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations.

INVESTMENT TECHNIQUES

      In addition to the principal investment strategies discussed in each Fund's Prospectus, the Fund also may engage in the investment techniques described below. The Fund might not use, or may not have the ability to use, any of these strategies and there can be no assurance that any strategy that is used will succeed.

      BORROWING. Each Fund is authorized, within specified limits, to borrow money for temporary administrative purposes and to pledge its assets in connection with such borrowings.

      WHEN-ISSUED SECURITIES AND DELAYED DELIVERY TRANSACTIONS (ALL FUNDS). New issues of U.S. Treasury and Government securities are often offered on a "when-issued" basis. This means that delivery and payment for the securities normally will take place approximately 7 to 45 days after the date the buyer commits to purchase them. The payment obligation and the interest rate that will be received on securities purchased on a "when-issued" basis are each fixed at the time the buyer enters into the commitment. Each Fund will make commitments to purchase such securities only with the intention of actually acquiring the securities, but the Fund may sell these securities or dispose of the commitment before the settlement date if it is deemed advisable as a matter of investment strategy. Cash or marketable high-grade debt securities equal to the amount of the above commitments will be segregated on each Fund's records. For the purpose of determining the adequacy of these securities the segregated securities will be valued at market. If the market value of such securities declines, additional cash or securities will be segregated on the Fund's records on a daily basis so that the market value of the account will equal the amount of such commitments by the Fund.

      Securities purchased on a "when-issued" basis and the securities held by each Fund are subject to changes in market value based upon the public's perception of changes in the level of interest rates. Generally, the value of such securities will fluctuate inversely to changes in interest rates i.e., they will appreciate in value when interest rates decline and decrease in value when interest rates rise. Therefore, if in order to achieve higher interest income each Fund remains substantially fully invested at the same time that it has purchased securities on a "when-issued" basis, there will be a greater possibility of fluctuation in the Fund's NAV.

      When payment for "when-issued" securities is due, each Fund will meet its obligations from then-available cash flow, the sale of segregated securities, the sale of other securities and/or, although it would not normally expect to do so, from the sale of the "when-issued" securities themselves (which may have a market value greater or less than the Fund's payment obligation). The sale of securities to meet such obligations carries with it a greater potential for the realization of capital gains, which are subject to federal income taxes.

      To secure  advantageous  prices or  yields,  a Fund may  purchase  or sell
securities  for  delayed  delivery.  In  such  transactions,   delivery  of  the
securities occurs beyond the normal settlement periods, but no payment or delivery is made by a Fund prior to the actual delivery or payment by the other party to the transaction. The purchase of securities on a delayed delivery basis involves the risk that the value of the securities purchased will decline prior to the settlement date. The sale of securities for delayed delivery involves the risk that the prices available in the market on the delivery date may be greater than those obtained in the sale transaction. The Funds will establish a segregated account consisting of cash, U.S. Government Securities or other high-grade debt obligations in an amount at least equal at all times to the amounts of its delayed delivery commitments.

      LOANS OF FUND SECURITIES (ALL FUNDS EXCEPT U.S. TREASURY RESERVES). Each Fund may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. A Fund continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities, which affords the Fund an opportunity to earn interest on the amount of the loan and on the loaned securities' collateral. Loans of portfolio securities may not exceed 33-1/3% of the value of a Fund's total assets and the Fund will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. These loans are terminable by a Fund at any time upon specified notice. A Fund might experience loss if the institution to which it has lent its securities fails financially or breaches its agreement with the Fund. In addition, it is anticipated that a Fund may share with the borrower some of the income received on the collateral for the loan or that it will be paid a premium for the loan. In determining whether to lend securities, a Fund considers all relevant factors and circumstances including the creditworthiness of the borrower.

      REVERSE REPURCHASE AGREEMENTS (MONEY MARKET RESERVES, MUNICIPAL RESERVES AND INSTITUTIONAL PRIME FUND). A Fund may enter into reverse repurchase agreements to meet redemption requests where the liquidation of Fund securities is deemed by Dreyfus to be disadvantageous. Under a reverse repurchase agreement, a Fund: (1) transfers possession of Fund securities to a bank or broker-dealer in return for cash in an amount equal to a percentage of the securities' market value; and (2) agrees to repurchase the securities at a future date by repaying the cash with interest. A Fund retains record ownership of the security involved including the right to receive interest and principal payments. Cash or liquid high-grade debt securities held by a Fund equal in value to the repurchase price including any accrued interest will be maintained in a segregated account while a reverse repurchase agreement is in effect.

      CERTAIN INVESTMENTS. From time to time, to the extent consistent with its investment objective, policies and restrictions, each Fund may invest in securities of companies with which Mellon Bank, N.A. ("Mellon Bank"), an affiliate of Dreyfus, has a lending relationship.

      MASTER/FEEDER OPTION. The Company may in the future seek to achieve any Fund's investment objective by investing all of the Fund's net investable assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to the Fund. Shareholders of a Fund will be given at least 30 days' prior notice of any such investment. Such investment would be made only if the Company's Board of Directors determines it to be in the best interest of a Fund and its shareholders. In making that determination, the Company's Board of Directors will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiency. Although the Funds believe that the Company's Board of Directors will not approve an arrangement that is likely to result in higher costs, no assurance is given that costs will be materially reduced if this option is implemented.

INVESTMENT RESTRICTIONS

      FUNDAMENTAL. The following limitations have been adopted by each Fund. A Fund may not change any of these fundamental investment limitations without the consent of: (a) 67% or more of the shares present at a meeting of shareholders duly called if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy; or (b) more than 50% of the outstanding shares of the Fund, whichever is less. Each Fund may not:

      1. Purchase any securities which would cause more than 25% of the value of a Fund's total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal activities in the same industry. (For purposes of this limitation, U.S. Government securities, and state or municipal governments and their political subdivisions are not considered members of any industry. In addition, this limitation does not apply to investments in domestic banks, including U.S. branches of foreign banks and foreign branches of U.S. banks.)

      2. Borrow money or issue senior securities as defined in the 1940 Act except that (a) a Fund may borrow money in an amount not exceeding one-third of the Fund's total assets at the time of such borrowings, and (b) a Fund may issue multiple classes of shares. The purchase or sale of futures contracts and related options shall not be considered to involve the borrowing of money or issuance of senior securities.

      3. Purchase with respect to 75% of a Fund's total assets securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, (a) more than 5% of a Fund's total assets would be invested in the securities of that issuer, or (b) a Fund would hold more than 10% of the outstanding voting securities of that issuer.

      4. Make loans or lend securities, if as a result thereof more than one-third of the Fund's total assets would be subject to all such loans. For purposes of this limitation debt instruments and repurchase agreements shall not be treated as loans.

      5. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments backed by real estate, including mortgage loans, or securities of companies that engage in real estate business or invest or deal in real estate or interests therein).

      6. Underwrite securities issued by any other person, except to the extent that the purchase of securities and later disposition of such securities in accordance with the Fund's investment program may be deemed an underwriting.

      7. Purchase or sell commodities except that each Fund may enter into futures contracts and related options, forward currency contacts and other similar instruments.

      Each Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its investable assets in securities of a single open-end management investment company with substantially the same investment objective, policies and limitations as the Fund.

      None of the Funds intends to engage in futures contracts, related options or forward currency contracts.

      NONFUNDAMENTAL. The Funds have adopted the following additional non-fundamental restrictions. These non-fundamental restrictions may be changed without shareholder approval, in compliance with applicable law and regulatory policy.

      1. No Fund shall sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amounts to the securities sold short.

      2. No Fund shall  purchase  securities  on margin,  except that a Fund may
obtain  such   short-term   credits  as  are  necessary  for  the  clearance  of
transactions.

      3. No Fund shall purchase oil, gas or mineral leases.

      4. Each Fund will not purchase or retain the securities of any issuer if the officers, Directors of the Fund, its advisers, or managers, owning beneficially more than one half of one percent of the securities of such issuer, together own beneficially more than five percent of such securities.

      5. No Fund will purchase securities of issuers (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof), including their predecessors, that have been in operation for less than three years, if by reason thereof, the value of such Fund's investment in securities would exceed 5% of such Fund's total assets. For purposes of this limitation, sponsors, general partners, guarantors and originators of underlying assets may be treated as the issuer of a security.

      6. None of the Funds will invest more than 10% of the value of its net assets in illiquid securities, including repurchase agreements with remaining maturities in excess of seven days, time deposits with maturities in excess of seven days and other securities which are not readily marketable. For purposes of this limitation, illiquid securities shall not include Section 4(2) Paper and securities which may be resold under Rule 144A under the Securities Act of 1933, provided that the Board of Directors, or its delegate, determines that such securities are liquid based upon the trading markets for the specific security.

      7. No Fund may invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets and except to the extent otherwise permitted by the 1940 Act.

      8. No Fund shall purchase any security while borrowings representing more than 5% of the Fund's total assets are outstanding.

      9. No Fund will purchase warrants if at the time of such purchase: (a) more than 5% of the value of such Fund's assets would be invested in warrants, or (b) more than 2% of the value of the Fund's assets would be invested in warrants that are not listed on the New York or American Stock Exchange (for purposes of this limitation, warrants acquired by a Fund in units or attached to securities will be deemed to have no value).

      10. No Fund will purchase puts, calls, straddles, spreads and any combination thereof if by reason thereof the value of its aggregate investment in such classes of securities will exceed 5% of its total assets except that:
(a) this limitation shall not apply to standby commitment, and (b) this limitation shall not apply to a Fund's transactions in futures contracts and related options.

      If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in such percentage resulting from a change in the values of assets will not constitute a violation of such restriction, except as otherwise required by the 1940 Act.

      If a Fund's investment objective, policies, restrictions, practices or procedures change, shareholders should consider whether the Fund remains an appropriate investment in light of the shareholder's then-current position and needs.


                             MANAGEMENT OF THE FUNDS

FEDERAL LAW AFFECTING  MELLON BANK

      The Glass-Steagall Act of 1933 prohibits national banks from engaging in the business of underwriting, selling or distributing securities and prohibits a member bank of the Federal Reserve System from having certain affiliations with an entity engaged principally in that business. The activities of Mellon Bank in informing its customers of, and performing, investment and redemption services in connection with a Fund, and in providing services to a Fund as custodian, as well as Dreyfus' investment advisory activities, may raise issues under these provisions. Mellon Bank has been advised by counsel that the activities contemplated under these arrangements are consistent with its statutory and regulatory obligations.

      Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of such future statutes and regulations, could prevent Mellon Bank or Dreyfus from continuing to perform all or a part of the above services for its customers and/or a Fund. If Mellon Bank or Dreyfus were prohibited from serving a Fund in any of its present capacities, the Board of Directors would seek an alternative provider(s) of such services.

DIRECTORS AND OFFICERS

      The Company's Board is responsible for the management and supervision of the Funds. The Board approves all significant agreements between the Company, on behalf of the Funds, and those companies that furnish services to the Funds. These companies are as follows:

      The Dreyfus Corporation...............................Investment Adviser
      Premier Mutual Fund Services, Inc............................Distributor
      Dreyfus Transfer, Inc.....................................Transfer Agent
      Mellon Bank.......................................Custodian for the Fund

      The Company has a Board composed of nine Directors. The following lists the Directors and officers and their positions with the Company and their present and principal occupations during the past five years. Each Director who is an "interested person" of the Company (as defined in the 1940 Act) is indicated by an asterisk(*). Each of the Directors also serves as a Trustee of The Dreyfus/Laurel Funds Trust and The Dreyfus/Laurel Tax-Free Municipal Funds (collectively, with the Company, the "Dreyfus/Laurel Funds") and the Dreyfus High Yield Strategies Fund.

DIRECTORS OF THE COMPANY

o+JOSEPH S. DIMARTINO, Chairman of the Board of the Company. Since January 1995,
      Mr. DiMartino has served as Chairman of the Board for various funds in the Dreyfus Family of Funds. He is also a Director of The Noel Group, Inc., a venture capital company (for which from February 1995 until November 1997, he was Chairman of the Board), The Muscular Dystrophy Association, HealthPlan Services Corporation, a provider of marketing, administrative and risk management services to health and other benefit programs, Carlyle Industries, Inc. (formerly Belding Heminway Company, ) a button packager and distributor; Century Business Services, Inc. (formerly, International Alliance Services, Inc.), a provider of various outservicing functions for small and medium sized companies, and Career Blazers, Inc (formerly Staffing Resources) a temporary placement agency, Mr. DiMartino is also a Board member of 152 other funds in the Dreyfus Family of Funds. For more than five years prior to January 1995, he was President, a director and, until August 24, 1994, Chief Operating Officer of Dreyfus and Executive Vice President and a director of Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus. From August 1994 to December 31, 1994, he was a director of Mellon Bank Corporation. Age: 55 years old. Address:
      200 Park Avenue, New York, New York 10166.

o+JAMES M.  FITZGIBBONS.  Director  of  the  Company;  Director,  Lumber  Mutual
      Insurance Company;  Director,  Barrett Resources,  Inc. Age: 64 years old.
      Address: 40 Norfolk Road, Brookline, Massachusetts 02167.

o*J.  TOMLINSON FORT.  Director of the Company;  Partner,  Reed,  Smith,  Shaw &
      McClay (law firm). Age: 70 years old. Address: 204 Woodcock Drive, Pittsburgh, Pennsylvania 15215.

o+ARTHUR  L.  GOESCHEL.   Director  of  the  Company;  Director,  Calgon  Carbon
      Corporation; Director, Cerex Corporation; former Chairman of the Board and Director, Rexene Corporation. Age: 77 years old. Address: Way Hallow Road and Woodland Road, Sewickley, Pennsylvania 15143.

o+KENNETH A.  HIMMEL.  Director  of the  Company;  former  Director,  The Boston
      Company, Inc. ("TBC") and Boston Safe Deposit and Trust Company; President and Chief Executive Officer, Himmel & Co., Inc.; Vice Chairman, Sutton Place Gourmet, Inc.; Managing Partner, Franklin Federal Partners. Age: 52 years old. Address: 625 Madison Avenue, New York, New York 10022.

o+STEPHEN  J.  LOCKWOOD.  Director  of  the  Company;  President  and  CEO,  LDG
      Management Company Inc.; CEO, LDG Reinsurance Underwriters, SRRF Management Inc. and Medical Reinsurance Underwriters Inc. Age: 51 years old. Address: 401 Edgewater Place, Wakefield, Massachusetts 01880.

o+JOHN J. SCIULLO.  Director of the Company; Dean Emeritus and Professor of Law,
      Duquesne University Law School; Director, Urban Redevelopment Authority of Pittsburgh; Member of Advisory Committee, Decedents Estates Laws of Pennsylvania. Age: 67 years old. Address: 321 Gross Street, Pittsburgh, Pennsylvania 15224.

o+ROSLYN M. WATSON. Director of the Company;  Principal,  Watson Ventures, Inc.;
      Director,  American  Express  Centurion  Bank;  Director,  Harvard/Pilgrim
      Community Health Plan, Inc.; Director, Massachusetts Electric Company; Director, the Hyams Foundation, Inc. Age: 49 years old. Address: 25 Braddock Park, Boston, Massachusetts 02116-5816.

o+BENAREE  PRATT  WILEY.  Director  of the  Company;  President  and  CEO of The
      Partnership, an organization dedicated to increasing the representation of African Americans in positions of leadership, influence and decision-making in Boston, MA; Trustee, Boston College; Trustee, WGBH Educational Foundation; Trustee, Children's Hospital; Director, The Greater Boston Chamber of Commerce; Director, The First Albany Companies, Inc.; from April 1995 to March 1998, Director, TBC, an affiliate of

      Dreyfus. Age: 52 years old. Address: 334 Boylston Street, Suite 400, Boston, Massachusetts.

--------------------------------
*     "Interested person" of the Company, as defined in the 1940 Act.
o     Member of the Audit Committee.
+     Member of the Nominating Committee.

OFFICERS OF THE COMPANY

# MARGARET W. CHAMBERS. Vice President and Secretary of the Company. Senior Vice
      President and General Counsel of Funds Distributor, Inc. From August 1996 to March 1998, she was Vice President and Assistant General Counsel for Loomis, Sayles & Company, L.P. From January 1986 to July 1996, she was an associate with the law firm of Ropes & Gray. Age: 39 years old.

#MARIE E.  CONNOLLY.  President and Treasurer of the Company.  President,  Chief
      Executive Officer, Chief Compliance Officer and a director of the Distributor and Funds Distributor, Inc., the ultimate parent of which is Boston Institutional Group, Inc. Age: 41 years old.

#DOUGLAS C.  CONROY.  Vice  President  and  Assistant  Secretary of the Company.
      Assistant Vice President of Funds Distributor, Inc. From April 1993 to January 1995, he was a Senior Fund Accountant for Investors Bank & Trust Company. Age: 29 years old.

#CHRISTOPHER J. KELLEY.  Vice President and Assistant  Secretary of the Company.
      Vice President and Senior Associate General Counsel of Funds Distributor, Inc. From April 1994 to July 1996, Mr. Kelley was Assistant Counsel at Forum Financial Group. From October 1992 to March 1994, Mr. Kelley was employed by Putnam Investments in legal and compliance capacities. Age: 34 years old.

#KATHLEEN K. MORRISEY.  Vice  President and Assistant  Secretary of the Company.
      Manager of Treasury Services Administration of Funds Distributor, Inc. From July 1994 to November 1995, she was a Fund Accountant for Investors Bank & Trust Company. Age: 26 years old.

#MARY A. NELSON.  Vice  President and Assistant  Treasurer of the Company.  Vice
      President of the Distributor and Funds Distributor, Inc. From September 1989 to July 1994, she was an Assistant Vice President and Client Manager for TBC. Age: 34 years old.

#MICHAEL S.  PETRUCELLI.  Vice  President,  Assistant  Treasurer  and  Assistant
      Secretary of the Company. Senior Vice President and director of Strategic Client Initiatives of Funds Distributor, Inc. From December 1989 through November, 1996, he was employed by GE Investment Services where he held various financial, business development and compliance positions. He also served as Treasurer of the GE Funds and as Director of GE Investment Services. Age: 37 years old.

#STEPHANIE PIERCE. Vice President, Assistant Treasurer and Assistant Secretary of the Company. Vice President and Client Development Manager of Funds Distributor, Inc. From April 1997 to March 1998, she was employed as a Relationship Manager with Citibank, N.A. From August 1995 to April 1997, she was an Assistant Vice President with Hudson Valley Bank, and from September 1990 to August 1995, she was a Second Vice President with Chase Manhattan Bank. Age: 30 years old.

#GEORGE A. RIO. Vice President and Assistant Treasurer of the Company. Executive
      Vice President and Client Service Director of Funds Distributor, Inc. From June 1995 to March 1998, he was Senior Vice President and Senior Key Account Manager for Putnam Mutual Funds. From May 1994 to June 1995, he was Director of Business Development for First Data Corporation. From September 1983 to May 1994, he was Senior Vice President and Manager of Client Services and Director of Internal Audit at TBC. Age: 44 years old.

#JOSEPH F. TOWER,  III. Vice  President and Assistant  Treasurer of the Company.
      Senior Vice President, Treasurer, Chief Financial Officer and a Director of the Distributor and Funds Distributor, Inc. From 1988 to August 1994, he was employed by TBC where he held various management positions in the Corporate Finance and Treasury areas. Age: 37 years old.

#ELBA VASQUEZ. Vice President and Assistant Secretary of the Company.  Assistant
      Vice President of Funds Distributor, Inc. From March 1990 to May 1996, she was employed by U.S. Trust Company of New York, where she held various sales and marketing positions. Age: 37 years old.

--------------------------------
# Officer also serves as an officer for other investment companies advised by Dreyfus, including The Dreyfus/Laurel Funds Trust and The Dreyfus/Laurel Tax-Free Municipal Funds.

      The address of each officer of the Company is 200 Park Avenue, New York, New York 10166.

      No officer or employee of the Distributor (or of any parent, subsidiary or affiliate thereof) receives any compensation from the Company for serving as an officer or Director of the Company. In addition, no officer or employee of Dreyfus (or of any parent, subsidiary or affiliate thereof) serves as an officer or Director of the Company. Effective July 1, 1998, the Dreyfus/Laurel Funds pay each Director/Trustee who is not an "interested person" of the Company (as defined in the 1940 Act) $40,000 per annum, plus $5,000 per joint Dreyfus/Laurel Funds Board meeting attended, $2,000 for separate committee meetings attended which are not held in conjunction with a regularly scheduled Board meeting and $500 for Board meetings and separate committee meetings attended that are conducted by telephone. The Dreyfus/Laurel Funds also reimburse each Director/Trustee who is not an "interested person" of the Company (as defined in the 1940 Act) for travel and out-of-pocket expenses. The Chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts). In the event that there is a joint committee meeting of the Dreyfus/Laurel Funds and the Dreyfus High Yield Strategies Fund, the $2,000 fee will be allocated between the Dreyfus/Laurel Funds and the Dreyfus High Yield Strategies Fund. The compensation structure described in this paragraph is referred to hereinafter as the "Current Compensation Structure."

      In addition, the Company currently has three Emeritus Board members who are entitled to receive an annual retainer and a per meeting fee of one-half the amount paid to them as Board members pursuant to the Current Compensation Structure.

      Prior to July 1, 1998, the Dreyfus/Laurel Funds paid each Director/Trustee who was not an "interested person" of the Company (as defined in the 1940 Act) $27,000 per annum (and an additional $25,000 for the Chairman of the Board of Directors/Trustees of the Dreyfus/Laurel Funds) and $1,000 per joint Dreyfus/Laurel Funds Board meeting attended, plus $750 per joint Dreyfus/Laurel Funds Audit Committee meeting attended, and reimbursed each such Director/Trustee for travel and out-of-pocket expenses (the "Former Compensation Structure").

      The aggregate amount of fees and expenses received by each current Director from the Company for the fiscal year ended October 31, 1998, and from all other funds in the Dreyfus Family of Funds for which such person is a Board member for the year ended December 31, 1998, pursuant to the Former Compensation Structure for the period from November 1, 1997 through June 30, 1998 and the Current Compensation Structure for the period from July 1, 1998 through October 31, 1998, were as follows:

                                                       Total Compensation
                         Aggregate                     From the Company
Name of Board            Compensation                  and Fund Complex
Member                   From the Company#             Paid to Board Member****
-------------            -----------------             ------------------------

Joseph S. DiMartino*

James M. Fitzgibbons

J. Tomlinson Fort**           none                                none

Arthur L. Goeschel

Kenneth A. Himmel

Stephen J. Lockwood

John J. Sciullo

Roslyn M. Watson

Benaree Pratt Wiley***

----------------------------
# Amounts required to be paid by the Company directly to the non-interested Directors, that would be applied to offset a portion of the management fee payable to Dreyfus, are in fact paid directly by Dreyfus to the non-interested Directors. Amount does not include reimbursed expenses for attending Board meetings, which amounted to $[ ] for the Company.
* Mr. DiMartino became Chairman of the Board of the Dreyfus/Laurel Funds on January 1, 1999.
** J. Tomlinson Fort is paid directly by Dreyfus for serving as a Board member of the Company and the funds in the Dreyfus/Laurel Funds and separately by the Dreyfus High Yield Strategies Fund. For the fiscal year ended October 31, 1998, the aggregate amount of fees and expenses received by J. Tomlinson Fort from Dreyfus for serving as a Board member of the Company was ______________________. For the year ended December 31, 1998, the aggregate amount of fees and expenses received by Mr. Fort for serving as a Board member of all funds in the Dreyfus/Laurel Funds (including the Company) and Dreyfus High Yield Strategies Fund (for which payment is made directly by the fund) was ______________________. In addition, Dreyfus reimbursed Mr. Fort a total of $__________________ for expenses attributable to the Company's Board meetings which is not included in the $__________________ amount in note # above.
*** Payments to Ms.  Wiley were for the period from April 23, 1998 (the date she was elected as a Board member) through October 31, 1998.
****The Dreyfus Family of Funds consists of ___ mutual funds.

      The officers and Directors of the Company as a group owned beneficially less than 1% of the total shares of each Fund outstanding as of ___________.

      The following shareholder(s) owned 5% or more of the outstanding Investor shares of the following Funds at _______________:

MONEY MARKET RESERVES:

MUNICIPAL RESERVES:

U.S. TREASURY RESERVES:

      The following shareholder(s) owned 5% or more of the outstanding Class R shares of the following Funds at _______________, 1999:

MONEY MARKET RESERVES:

MUNICIPAL RESERVES:

U.S. TREASURY RESERVES:

      The following shareholder(s) owned 5% or more of the outstanding voting shares of the following Funds at _______________, 1999:

INSTITUTIONAL PRIME FUND:

INSTITUTIONAL GOVERNMENT FUND:

INSTITUTIONAL U.S. TREASURY FUND:


                             MANAGEMENT ARRANGEMENTS

      THE FOLLOWING  INFORMATION  SUPPLEMENTS  AND SHOULD BE READ IN CONJUNCTION
WITH  THE  SECTIONS  IN  EACH  FUND'S   PROSPECTUS   ENTITLED   "EXPENSES"   AND
"MANAGEMENT."

      Dreyfus is a wholly-owned subsidiary of Mellon Bank Corporation ("Mellon"). Mellon is a publicly owned multibank holding company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets. Mellon is among the 25 largest bank holding companies in the United States based on total assets.

      MANAGEMENT AGREEMENT. Dreyfus serves as the investment manager for the Funds pursuant to an Investment Management Agreement with the Company on behalf of each Fund, dated April 4, 1994 (the "Management Agreement"), transferred to Dreyfus as of October 17, 1994, subject to the overall authority of the Company's Board of Directors in accordance with Maryland law. Pursuant to the Management Agreement, Dreyfus provides, or arranges for one or more third parties to provide, investment advisory, administrative, custody, fund accounting and transfer agency services to the Funds. As investment manager, Dreyfus manages the Funds by making investment decisions based on each Fund's investment objective, policies and restrictions. The Management Agreement is subject to review and approval at least annually by the Board of Directors.

      The Management Agreement will continue from year to year with respect to each Fund provided that a majority of the Directors who are not "interested persons" of the Company and either a majority of all Directors or a majority (as defined in the 1940 Act) of the shareholders of the Fund approve its continuance. The Management Agreement was last approved by the Board of Directors on _________, 1999 to continue until _______, 2000. The Company may terminate the Management Agreement with respect to each Fund upon the vote of a majority of the Board of Directors or upon the vote of a majority of the respective Fund's outstanding voting securities on 60 days' written notice to Dreyfus. Dreyfus may terminate the Management Agreement upon 60 days' written notice to the Company. The Management Agreement will terminate immediately and automatically upon its assignment.

      The following persons are officers and/or directors of Dreyfus: W. Keith Smith, Chairman of the Board; Christopher M. Condron, President, Chief Executive Officer, Chief Operating Officer and a director; Stephen E. Canter, Vice Chairman, Chief Investment Officer and a director; Lawrence S. Kash, Vice Chairman-Distribution and a director; Ronald P. O'Hanley III, Vice Chairman; J. David Officer, Vice Chairman and a director; William T. Sandalls, Jr., Executive Vice President; Mark N. Jacobs, Vice President, General Counsel and Secretary;

Patrice M. Kozlowski, Vice President-Corporate Communications; Mary Beth Leibig, Vice President-Human Resources; Andrew S. Wasser, Vice-President-Information Systems; Theodore A. Schachar, Vice President; Wendy Strutt, Vice President; Richard Terres, Vice President; William H. Maresca, Controller; James Bitetto, Assistant Secretary; Steven F. Newman, Assistant Secretary; and Mandell L. Berman, Burton C. Borgelt, Frank V. Cahouet and Richard F. Syron, directors.

      EXPENSES. Under the Management Agreement, Money Market Reserves, U.S. Treasury Reserves and Municipal Reserves have each agreed to pay Dreyfus a monthly fee at the annual rate of 0.50% of the value of each such Fund's average daily net assets and Institutional Prime Fund, Institutional Government Fund and Institutional U.S. Treasury have each agreed to pay Dreyfus a monthly fee at the annual rate of 0.15% of the value of each such Fund's average daily net assets. Dreyfus pays all of the Funds' expenses, except brokerage fees, taxes, interest, fees and expenses of the non-interested directors (including counsel fees), Rule 12b-1 fees (if applicable) and extraordinary expenses. Although Dreyfus does not pay for the fees and expenses of the non-interested Directors (including counsel fees), Dreyfus is contractually required to reduce its investment management fee by an amount equal to each Fund's allocable share of such fees and expenses. From time to time, Dreyfus may voluntarily waive a portion of the investment management fees payable by a Fund, which would have the effect of lowering the expense ratio of the Fund and increasing return to investors. Expenses attributable to a Fund are charged against the Fund's assets; other expenses of the Company are allocated among its funds on the basis determined by the Board, including, but not limited to, proportionately in relation to the net assets of each fund.

      For the last three fiscal years, each Fund had the following management fees:

                                          FOR THE FISCAL YEARS ENDED OCTOBER 31,

                                          1998          1997          1996
                                          ----          ----          ----

Money Market Reserves                     $____         $1,931,340    $1,651,339

U.S. Treasury Reserves                    $____         $2,571,553    $2,138,371

Municipal Reserves                        $____         $1,080,023    $1,182,931

Institutional Prime Fund                  $____         $848,936      $808,812

Institutional Government Fund             $____         $382,114      $458,878

Institutional U.S. Treasury Fund          $____         $1,097,044    $967,698

      THE DISTRIBUTOR. Premier Mutual Fund Services, Inc. (the "Distributor"), located at 60 State Street, Boston, Massachusetts 02109, serves as the Fund's distributor on a best efforts basis pursuant to an agreement which is renewable annually. Dreyfus may pay the Distributor for shareholder services from Dreyfus' own assets, including past profits but not including the management fee paid by a Fund. The Distributor may use part or all of such payments to pay certain banks, securities brokers or dealers and other financial institutions ("Agents") for these services. The Distributor also provides various administrative and corporate secretarial services to the Funds as sub-administrator for each Fund pursuant to a Sub-Administration Agreement effective October 17, 1994. The Distributor also acts as distributor for the other funds in the Dreyfus Family of Funds.

                               PURCHASE OF SHARES

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTIONS IN EACH FUND'S PROSPECTUS ENTITLED "ACCOUNT POLICIES," "SERVICES FOR FUND INVESTORS," "INSTRUCTIONS FOR REGULAR ACCOUNTS," AND "INSTRUCTIONS FOR IRAS."

      GENERAL. Each of Money Market Reserves, U. S. Treasury Reserves and Municipal Reserves offers two share classes - Class R shares and Investor shares. Investor shares and Class R shares are identical, except as to the services offered to and the expenses borne by each class. Investor shares are sold primarily to investors maintaining related securities, brokerage, commodities trading or similar accounts with Agents that have entered into Agreements with the Distributor. Additionally, holders of Investor shares who have held their shares since August 31, 1995, may continue to purchase Investor shares whether or not they otherwise would be eligible to do so.

      Class R shares are sold primarily to bank trust departments (including Mellon Bank and its affiliates) acting on behalf of customers having a qualified trust or investment account or relationship at such institution, or to customers who have received and hold shares of Money Market Reserves, U.S. Treasury Reserves and Municipal Reserves distributed to them by virtue of such an account or relationship.

      A "Retirement Plan" is a qualified or non-qualified employee benefit plan or other program, including pension, profit-sharing and other deferred compensation plans, whether established by corporations, partnerships, non-profit entities or state and local governments. Class R shares may be purchased for a Retirement Plan only by a custodian, trustee, investment manager or other entity authorized to act on behalf of such Plan. It is not recommended that Dreyfus Municipal Reserves be used as a vehicle for Retirement Plans, Keogh plans or Individual Retirement Accounts.

      If shares of Money Market Reserves, U.S. Treasury Reserves or Municipal Reserves are held in an account at a bank or with an Agent, such bank or Agent may require you to place all purchase, exchange and redemption orders through them. All banks and Agents have agreed to transmit transaction requests to each Fund's transfer agent or to the Distributor. Agents effecting transactions in Fund shares for the accounts of their clients may charge their clients direct fees in connection with such transactions. Distribution and shareholder servicing fees paid by Investor shares will cause Investor shares to have a higher expense ratio and to pay lower dividends than Class R shares.

      The minimum initial investment to establish a new account in Institutional Prime Fund, Institutional Government Fund or Institutional U.S. Treasury Fund is $1 million. There is no minimum requirement for subsequent investments.

      The minimum initial investment to establish a new account in Money Market Reserves, U.S. Treasury Reserves or Municipal Reserves is $100,000. Each such Fund may waive its minimum initial investment requirement for new Fund accounts opened through an Agent whenever Dreyfus Institutional Services Division ("DISD") has determined for the initial account opened through such Agent which is below the Fund's minimum initial investment requirement that the existing accounts in the Fund opened through that Agent have an average account size, or the Agent has adequate intent and access to funds to result in maintenance of accounts in the Fund opened through that Agent with an average account size, in an amount equal to or in excess of $100,000. DISD is required to periodically review the average size of the accounts opened through each Agent and, if necessary, reevaluate the Agent's intent and access to funds. DISD will discontinue the waiver as to new accounts to be opened through an Agent if DISD determines that the average size of accounts opened through that Agent is less than $100,000 and the Agent does not have the requisite intent and access to funds. Money Market Reserves, U.S. Treasury Reserves and Municipal Reserves each reserve the right to offer their shares without regard to minimum purchase rquirements to employees participating in certain qualified and non-qualified employee benefit plans or other programs where contributions or account information can be transmitted in a manner and form acceptable to such Funds. There is no minimum for subsequent purchases. The initial investment must be accompanied by the appropriate Account Application.

      The Internal Revenue Code of 1986, as amended (the "Code") imposes various limitations on the amount that may be contributed annually to certain Retirement Plans. These limitations apply with respect to participants at the plan level and, therefore, do not directly affect the amount that may be invested in a Fund by a Retirement Plan. Participants and plan sponsors should consult their tax advisers for details.

      Fund shares are sold on a continuous basis. NAV per share is determined on each day that the New York Stock Exchange ("NYSE") is open (a "business day").

      INSTITUTIONAL GOVERNMENT MONEY MARKET FUND AND INSTITUTIONAL U.S. TREASURY FUND. The NAV per share of each of these Funds is calculated at 3 p.m., Eastern time. Purchase orders (except for purchase orders through Dreyfus TELETRANSFER Privilege) received in proper form by the Transfer Agent by 3 p.m., Eastern time, on a business day will become effective on, and will receive the share price next determined on, that day; purchase orders received after 3 p.m., Eastern time, will become effective on, and will receive the share price determined on, the next business day. Shares begin accruing dividends on the day the purchase order for the shares is effected if the instructions to purchase shares and immediately available funds are received by the Transfer Agent prior to 3 p.m., Eastern time for a Fund. Dividends begin accruing on shares on the next business day with regard to purchase orders effected after 3 p.m., Eastern Time.

      INSTITUTIONAL PRIME FUND. The NAV per share of this Fund is calculated at 5 p.m., Eastern time. Purchase orders (except for purchase orders through Dreyfus TELETRANSFER Privilege) received in proper form by the Transfer Agent or the Distributor or its designee by 5 p.m., Eastern time, will become effective at the price determined at 5 p.m., Eastern time, on that day and the shares purchased will receive the dividend on Fund shares declared that day, provided Federal Funds are received by 6 p.m., Eastern time, on that day. A purchase order received in proper form after 5 p.m., Eastern time, will become effective on, and dividends will begin accruing on shares on, the next business day.

      MONEY MARKET RESERVES, U.S. TREASURY RESERVES, AND MUNICIPAL RESERVES. The NAV per share of Money Market Reserves, U.S. Treasury Reserves and Municipal
Reserves is calculated two times each business day, at 12 noon and 4 p.m., Eastern time. Orders received in proper form by the Transfer Agent or other entity authorized to receive orders on behalf of the Fund before 4 p.m., Eastern time, are effective on, and will receive the price next determined on, that business day. Orders received after 4 p.m., Eastern time, are effective at 12 noon on, and receive the first share price determined on, the next business day.

      The Distributor may pay dealers a fee of up to 0.5% of the amount invested through such dealers in Fund shares by employees participating in qualified or non-qualified employee benefit plans or other programs where (i) the employers or affiliated employers maintaining such plans or programs have a minimum of 250 employees eligible for participation in such plans or programs or (ii) such plan's or program's aggregate investment in the Dreyfus Family of Funds or certain other products made available by the Distributor to such plans or programs exceeds $1,000,000 ("Eligible Benefit Plans"). Shares of funds in the Dreyfus Family of Funds then held by Eligible Benefit Plans will be aggregated to determine the fee payable. The Distributor reserves the right to cease paying these fees at any time. The Distributor will pay such fees from its own funds, other than amounts received from a Fund, including past profits or any other source available to it.

      Federal regulations require that you provide a certified tax payer identification number ("TIN") upon opening or reopening an account. See the Fund's Account Application for further information concerning this requirement. Failure to furnish a certified TIN to a Fund could subject you to a $50 penalty imposed by the Internal Revenue Service.

      DREYFUS TELETRANSFER PRIVILEGE. You may purchase Fund shares by telephone through the DREYFUS TELETRANSFER Privilege if you have checked the appropriate box and supplied the necessary information on the Account Application or have filed a Shareholder Services Form with the Transfer Agent. The proceeds will be transferred between the bank account designated in one of these documents and your Fund account. Only a bank account maintained in a domestic financial institution that is an Automated Clearing House ("ACH") member may be so designated. DREYFUS TELETRANSFER purchase orders may be made at any time. Purchase orders received by 4:00 p.m., New York time, on any business day that the Transfer Agent and the NYSE are open for business will be credited to the shareholder's Fund account on the next bank business day following such purchase order. Purchase orders made after 4:00 p.m., New York time, on any business day the Transfer Agent and the NYSE are open for business, or orders made on Saturday, Sunday or any Fund holiday (e.g., when the NYSE is not open for business), will be credited to the shareholder's Fund account on the second bank business day following such purchase order. To qualify to use the DREYFUS TELETRANSFER Privilege, the initial payment for purchase of Fund shares must be drawn on, and redemption proceeds paid to, the same bank and account as are designated on the Account Application or Shareholder Services Form on file. If the proceeds of a particular redemption are to be wired to an account at any other bank, the request must be in writing and signature-guaranteed. See "Redemption of Shares - DREYFUS TELETRANSFER Privilege." A Fund may modify or terminate this Privilege at any time or charge a service fee upon notice to shareholders. No such fee currently is contemplated.

      PROCEDURES FOR MULTIPLE ACCOUNTS (INSTITUTIONAL PRIME FUND, INSTITUTIONAL GOVERNMENT FUND AND INSTITUTIONAL U.S. TREASURY FUND). Special procedures have been designed for banks and other institutions that wish to open multiple accounts. The institution may open a single master account by filing one application with the Transfer Agent and may open individual sub-accounts at the same time or at some later date.

      SHARE CERTIFICATES. Share certificates are issued upon written request only. No certificates are issued for fractional shares.

                DISTRIBUTION PLAN AND SHAREHOLDER SERVICING PLAN

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION IN EACH FUND'S PROSPECTUS ENTITLED "YOUR INVESTMENT."

      The SEC has adopted Rule 12b-1 under the 1940 Act (the "Rule") regulating the circumstances under which investment companies such as the Company may, directly or indirectly, bear the expenses of distributing their shares. The Rule defines distribution expenses to include expenditures for "any activity which is primarily intended to result in the sale of fund shares." The Rule, among other things, provides that an investment company may bear such expenses only pursuant to a plan adopted in accordance with the Rule.

      DISTRIBUTION PLAN. With respect to the Investor shares of Money Market Reserves, U.S. Treasury Reserves and Municipal Reserves, the Company has adopted a Distribution Plan (the "Distribution Plan") pursuant to the Rule, under which the Investor shares of such Funds bear some of the cost of selling those shares under the Plan. The Distribution Plan allows each of Money Market Reserves, U.S. Treasury Reserves and Municipal Reserves to spend annually up to 0.25% (currently limited by the Company's Board of Directors to 0.20%) of the average daily net assets attributable to its Investor shares to compensate Dreyfus Service Corporation, an affiliate of Dreyfus, for shareholder servicing activities and the Distributor for shareholder servicing activities and for activities or expenses primarily intended to result in the sale of Investor shares of the respective Fund. The Distribution Plan allows the Distributor to make payments from the Rule 12b-1 fees it collects from a Fund to compensate Agents that have entered into Selling Agreements ("Agreements") with the Distributor. Under the Agreements, the Agents are obligated to provide distribution related services with regard to the Funds and/or shareholder services to the Agent's clients that own Investor shares of a Fund.

      The Funds and the Distributor may suspend or reduce payments under the Distribution Plan at any time, and payments are subject to the continuation of a Fund's Distribution Plan and the Agreements described above. From time to time, the Agents, the Distributor and the Funds may agree to voluntarily reduce the maximum fees payable under the Distribution Plan.

      Potential investors should read this Statement of Additional Information in light of the terms governing Agreements with their Agents. An Agent entitled to receive compensation for selling and servicing a Fund's shares may receive different compensation with respect to different classes of shares.

      SHAREHOLDER SERVICING PLAN. With respect to the Institutional Prime Fund, Institutional Government Fund and Institutional U.S. Treasury Fund, the Company has adopted a Shareholder Servicing Plan (the "Institutional Plan") which is not subject to the Rule, and may enter into Shareholder Servicing Agreements with Agents.

      The Institutional Plan permits each of Institutional Prime Fund, Institutional Government Fund and Institutional U.S. Treasury Fund to compensate Agents that have entered into Shareholder Servicing Agreements with the Company. Payments under the Institutional Plan are calculated daily and paid monthly at a rate or rates set from time to time by the Board of such Fund, provided that the annual rate may not exceed 0.15% of the average daily NAV of the Fund shares. Payments under the Institutional Plan may be increased without shareholder approval.

      The fees payable under the Institutional Plan are used primarily to compensate Agents for shareholder services provided, and related expenses incurred by such Agents. The shareholder services provided by Agents may include: (i) aggregating and processing purchase and redemption requests for Fund shares from their customers and transmitting net purchase and redemption orders to the Distributor or Transfer Agent; (ii) providing customers with a service that invests the assets of their accounts in Fund shares pursuant to specific or pre-authorized instructions; (iii) processing dividend and distribution payments from a Fund on behalf of customers; (iv) providing information periodically to customers showing their positions in Fund shares;
(v) arranging for bank wires; and (vi) providing general shareholder liaison services.

      The Company may suspend or reduce payments under the Institutional Plan at any time, and payments are subject to the continuation of the Institutional Plan and the Agreements described above. From time to time, the Agents and the Company may agree to voluntarily reduce the maximum fees payable under the Institutional Plan.

      The Company understands that Agents may charge fees to their clients who are owners of shares of Institutional Prime Fund, Institutional Government Fund or Institutional U.S. Treasury Fund for various services provided in connection with a client's account. These fees would be in addition to any amounts received by an Agent under its Agreement with the Company. The Shareholder Servicing Agreement requires each Agent to disclose to their clients any compensation payable to such Agent by the Company and any other compensation payable by the clients for various services provided in connection with their accounts. Potential investors should read this Statement of Additional Information in light of the terms governing their accounts with their Agents.

      The Distribution Plan and the Institutional Plan each provides that a report of the amounts expended thereunder, and the purposes for which such expenditures were incurred, must be made to the Directors for their review at least quarterly. In addition, the Distribution Plan provides that it may not be amended to increase materially the costs which a Fund may bear for distribution pursuant to the plan without approval of a Fund's shareholders, and that other material amendments of the Distribution Plan must be approved by the vote of a majority of the Directors and of the Directors who are not "interested persons" of the Company and who do not have any direct or indirect financial interest in the operation of the Distribution Plan or in the related Agreements, cast in person at a meeting called for the purpose of considering such amendments. Both plans are subject to annual approval by all of the Directors and by the Directors who are neither "interested persons" nor have any direct or indirect financial interest in the operation of either plan or in the related Agreements or Shareholder Servicing Agreements, by vote cast in person at a meeting called for the purpose of voting on such approval. Each plan was so approved by the Directors at a meeting held on _____________, 1999. The plans are terminable, as to a Fund or a Fund's class of shares, at any time by vote of a majority of the Directors who are not "interested persons" and have no direct or indirect financial interest in the operation of the plan or in the related Agreements or Shareholder Servicing Agreements or by vote of the holders of a majority of the outstanding shares of such Fund or a class of a Fund.

      The fees payable under the plans are payable without regard to actual expenses incurred.

      For the fiscal year ended October 31, 1998, the distribution and service fees paid by the Funds subject to the Distribution Plan to Dreyfus Service Corporation and the Distributor were:

                                Dreyfus Service
                                  Corporation            Distributor

Money Market Reserves            $                      $
                                  -----------            ------------
Municipal Reserves               $                      $
                                  -----------            ------------
U.S. Treasury Reserves           $                      $
                                  -----------            ------------

      For the fiscal year ended October 31, 1998, the service fees paid by the Funds subject to the Institutional Plan were:

Institutional Prime Fund                 $
                                          ------------
Institutional Government Fund            $
                                          ------------
Institutional U.S. Treasury Fund         $
                                          ------------


                              REDEMPTION OF SHARES

      The following information supplements and should be read in conjunction with the section in each Fund's Prospectus entitled "Account Policies," "Services For Fund Investors," "Instructions for Regular Accounts" and "Instructions for IRAs."

      GENERAL. If, in the case of Money Market Reserves, U.S. Treasury Reserves and Municipal Reserves, you hold Fund shares of more than one Class, any request for redemption must specify the Class of shares being redeemed. If you fail to specify the Class of shares to be redeemed or if you own fewer shares of the Class than specified to be redeemed, the redemption request may be delayed until the Transfer Agent receives further instructions from you or your Agent.

      The Funds impose no charges when shares are redeemed. Agents or other institutions may charge their clients a nominal fee for effecting redemptions of Fund shares. Any certificates representing Fund shares being redeemed must be submitted with the redemption request. The value of the shares redeemed may be more or less than their original cost, depending upon the Fund's then-current NAV.

      PROCEDURES. You may redeem Fund shares by using the regular redemption procedure through the Transfer Agent, or through the Telephone Redemption Privilege or, in the case of Money Market Reserves, U.S. Treasury Reserves and Municipal Reserves, the Check Redemption Privilege, which are granted automatically unless you specifically refuse them by checking the applicable "No" box on the Account Application. The Telephone Redemption Privilege and, in the case of Money Market Reserves, U.S. Treasury Reserves and Municipal Reserves, the Check Redemption Privilege, may be established for an existing account by a separate signed Shareholder Services Form or, with respect to the Telephone Redemption Privilege, by oral request from any of the authorized signatories on the account by calling 1-800-645-6561. You also may redeem shares through the Wire Redemption Privilege or the Dreyfus TELETRANSFER Privilege if you have checked the appropriate box and supplied the necessary information on the Account Application or have filed a Shareholders Services Form with the Transfer Agent. Other redemption procedures may be in effect for clients of other Agents and institutions. The Funds make available to certain large institutions the ability to issue redemption instructions through compatible computer facilities. Each Fund reserves the right to refuse any request made by telephone, including requests made shortly after a change of address, and may limit the amount involved or the number of such requests. Each Fund may modify or terminate any redemption privilege at any time or charge a service fee upon notice to shareholders. No such fee currently is contemplated. Shares held under Keogh Plans, IRAs, or other retirement plans, and shares for which certificates have been issued, are not eligible for the Check Redemption, Wire Redemption, Telephone Redemption or Dreyfus TELETRANSFER Privilege.

      The Telephone Redemption Privilege or Telephone Exchange Privilege authorizes the Transfer Agent to act on telephone instructions (including over The Dreyfus Touch(REGISTERED TRADEMARK) automated telephone system) from any person representing himself or herself to be you, or a representative of your Agent, and reasonably believed by the Transfer Agent to be genuine. The Funds will require the Transfer Agent to employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine and, if it does not follow such procedures, a Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions. Neither the Funds nor the Transfer Agent will be liable for following telephone instructions reasonably believed to be genuine.

      During times of drastic economic or market conditions, you may experience difficulty in contacting the Transfer Agent by telephone to request a redemption or an exchange of Fund shares. In such cases, you should consider using the other redemption procedures described herein. Use of these other redemption procedures may result in your redemption request being processed at a later time than it would have been if telephone redemption had been used.

      CHECK REDEMPTION PRIVILEGE (MONEY MARKET RESERVES, U.S. TREASURY RESERVES AND MUNICIPAL RESERVES). Investors may write Redemption Checks ("Checks") drawn on a Fund account. Each Fund provides Checks automatically upon opening an account, unless the investor specifically refuses the Check Redemption Privilege by checking the applicable "No" box on the Account Application. The Check Redemption Privilege may be established for an existing account by a separate signed Shareholder Services Form. Checks will be sent only to the registered owner(s) of the account and only to the address of record. The Account Application or Shareholder Services Form must be manually signed by the registered owner(s). Checks may be made payable to the order of any person in an amount of $500 or more. When a Check is presented to the Transfer Agent for payment, the Transfer Agent, as the investor's agent, will cause the Fund to redeem a sufficient number of full or fractional shares in the investor's account to cover the amount of the Check. Dividends are earned until the Check clears. After clearance, a copy of the Check will be returned to the investor. Investors generally will be subject to the same rules and regulations that apply to checking accounts, although the election of this Privilege creates only a shareholder-transfer agent relationship with the Transfer Agent.

      If the amount of the Check is greater than the value of the shares in an investor's account, the Check will be returned marked insufficient funds. Checks should not be used to close an account. Checks are free but the Transfer Agent will impose a fee for stopping payment of a Check upon request or if the Transfer Agent cannot honor a Check because of insufficient funds or other valid reason. Investors should date Checks with the current date when writing them. Please do not postdate Checks. If Checks are postdated, the Transfer Agent will honor, upon presentment, even if presented before the date of the Check, all postdated Checks which are dated within six months of presentment for payment, if they are otherwise in good order.

      WIRE REDEMPTION PRIVILEGE. By using this Privilege, the investor authorizes the Transfer Agent to act on wire, telephone or letter redemption instructions from any person representing himself or herself to be the investor, or a representative of the investor's Agent, and reasonably believed by the Transfer Agent to be genuine. With respect to the Institutional Prime Fund only, ordinarily, the Fund will initiate payment for shares redeemed pursuant to this Privilege on the same business day after receipt by the Transfer Agent of the redemption request in proper form prior to 5:00 p.m., New York time, on such day; otherwise the Fund will initiate payment on the next business day. With respect to the Institutional Government Fund and the Institutional U.S. Treasury Fund only, ordinarily, the Funds will initiate payment for shares redeemed pursuant to this Privilege on the same business day if the Transfer Agent receives the redemption request in proper form prior to 3:00 p.m., New York time, on such day; otherwise the Funds will initiate payment on the next business day. With respect to each Fund other than the Institutional Prime Fund, the Institutional Government Fund and the Institutional U.S. Treasury Fund, ordinarily, the Funds will initiate payment for shares redeemed pursuant to this Privilege on the next business day after receipt if the Transfer Agent receives the redemption request in proper form. Redemption proceeds ($1,000 minimum), will be transferred by Federal Reserve wire only to the commercial bank account specified by the investor on the Account Application or Shareholder Services Form, or a correspondent bank if the investor's bank is not a member of the Federal Reserve System. Holders of jointly registered Fund or bank accounts may have redemption proceeds of only up to $250,000 wired within any 30-day period. Fees ordinarily are imposed by such bank and borne by the investor. Immediate notification by the correspondent bank to the investor's bank is necessary to avoid a delay in crediting the funds to the investor's bank account.

      Investors with access to telegraphic equipment may wire redemption requests to the Transfer Agent by employing the following transmittal code which may be used for domestic or overseas transmissions:

                                                Transfer Agent's
            Transmittal Code                    Answer Back Sign
            ----------------                    ----------------

                144295                          144295 TSSG PREP

      Investors who do not have direct access to telegraphic equipment may have the wire transmitted by contacting a TRT Cables operator at 1-800-654-7171, toll free. Investors should advise the operator that the above transmittal code must be used and should also inform the operator of the Transfer Agent's answer back sign.

      To change the commercial bank or account designated to receive redemption proceeds, a written request must be sent to the Transfer Agent. This request must be signed by each shareholder, with each signature guaranteed as described below under "Stock Certificates; Signatures."

      DREYFUS TELETRANSFER PRIVILEGE. You may request by telephone that redemption proceeds (minimum $500 per day) be transferred between your Fund account and your bank account. Only a bank account maintained in a domestic financial institution which is an ACH member may be designated. Redemption proceeds will be on deposit in your account at an ACH member bank ordinarily two business days after receipt of the redemption request. Investors should be aware that if they have selected the Dreyfus TELETRANSFER Privilege, any request for a wire redemption will be effected as a Dreyfus TELETRANSFER transaction through the ACH system unless more prompt transmittal specifically is requested. Holders of jointly registered Fund or bank accounts may redeem through the Dreyfus TELETRANSFER Privilege for transfer to their bank account only up to $250,000 within any 30-day period. See "Purchase of Shares--Dreyfus TELETRANSFEr Privilege."

      STOCK CERTIFICATES; SIGNATURES. Any certificates representing Fund shares to be redeemed must be submitted with the redemption request. Written redemption requests must be signed by each shareholder, including each holder of a joint account, and each signature must be guaranteed. Signatures on endorsed certificates submitted for redemption also must be guaranteed. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the NYSE Medallion Signature Program, the Securities Transfer Agents Medallion Program ("STAMP") and the Stock Exchanges Medallion Program. Guarantees must be signed by an authorized signatory of the guarantor and "Signature-Guaranteed" must appear with the signature. The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees or guardians, and may accept other suitable verification arrangements from foreign investors, such as consular verification. For more information with respect to signature-guarantees, please call one of the telephone numbers listed on the cover.

      REDEMPTION COMMITMENT. The Company has committed itself to pay in cash all redemption requests by any shareholder of record of a Fund, limited in amount during any 90 day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. In the case of requests for redemptions in excess of such amount, the Company's Board reserves the right to make payments in whole or in part in securities or other assets in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In such event, the securities would be valued in the same manner as the Fund's portfolio is valued. If the recipient sold such securities, brokerage charges might be incurred.

      SUSPENSION OF REDEMPTIONS. The right of redemption may be suspended or the date of payment postponed (a) during any period when the NYSE is closed (other than customary weekend and holiday closings), (b) when trading in the markets a Fund ordinarily utilizes is restricted, or when an emergency exists as determined by the SEC so that disposal of a Fund's investments or determination of its NAV is not reasonably practicable, or (c) for such other periods as the SEC by order may permit to protect a Fund's shareholders.


                              SHAREHOLDER SERVICES

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTIONS IN EACH FUND'S PROSPECTUS ENTITLED "ACCOUNT POLICIES" AND "SERVICES FOR FUND INVESTORS."

      FUND EXCHANGES. Shares of a Fund may be exchanged for shares certain other funds managed or administered by Dreyfus. Shares of such other funds purchased by exchange will be purchased on the basis of relative NAV per share as follows:

            A. Exchanges for shares of funds that are offered without a sales load will be made without a sales load.

            B. Shares of funds purchased without a sales load may be exchanged for shares of other funds sold with a sales load, and the applicable sales load will be deducted.

            C. Shares of funds purchased with a sales load may be exchanged without a sales load for shares of other funds sold without a sales load.

            D. Shares of funds purchased with a sales load, shares of funds acquired by a previous exchange from shares purchased with a sales load and additional shares acquired through reinvestment of dividends or other distributions of any such funds (collectively referred to herein as "Purchased Shares") may be exchanged for shares of other funds sold with a sales load (referred to herein as "Offered Shares"), provided that, if the sales load applicable to the Offered Shares exceeds the maximum sales load that could have been imposed in connection with the Purchased Shares (at the time the Purchased Shares were acquired), without giving effect to any reduced loads, the difference will be deducted.

      To accomplish an exchange under item D above, shareholders must notify the Transfer Agent of their prior ownership of fund shares and their account number. Any such exchange is subject to confirmation of a shareholder's holdings through a check of appropriate records.

      To request an exchange, an investor or an investor's Agent acting on the investor's behalf must give exchange instructions to the Transfer Agent in writing or by telephone. The ability to issue exchange instructions by telephone is given to all Fund shareholders automatically unless the investor checks the applicable "No" box on the Account Application, indicating that the investor specifically refuses this privilege. The Telephone Exchange Privilege may be established for an existing account by written request signed by all shareholders on the account, by a separate signed Shareholder Services Form, available by calling 1-800-645-6561, or by oral request from any of the authorized signatories on the account, also by calling 1-800-645-6561. By using the Telephone Exchange Privilege, the investor authorizes the Transfer Agent to act on telephonic instructions (including over The Dreyfus Touch(REGISTERED TRADEMARK) automated telephone system) from any person representing himself or herself to be the investor or a representative of the investor's Agent, and reasonably believed by the Transfer Agent to be genuine. Telephone exchanges may be subject to limitations as to the amount involved or the number of telephone exchanges permitted. Shares issued in certificate form are not eligible for telephone exchange. No fees currently are charged shareholders directly in connection with exchanges, although each Fund reserves the right, upon not less than 60 days' written notice, to charge shareholders a nominal fee in accordance with rules promulgated by the SEC.

      Exchanges of Class R shares of Money Market Reserves, U.S. Treasury Reserves or Municipal Reserves, as the case may be, held by a Retirement Plan may be made only between the investor's Retirement Plan account in one fund and such investor's Retirement Plan account in another fund.

      To establish a personal retirement plan by exchange, shares of the fund being exchanged must have a value of at least the minimum initial investment required for the fund into which the exchange is being made.

      DREYFUS AUTO-EXCHANGE PRIVILEGE. The Dreyfus Auto-Exchange Privilege permits an investor to regularly purchase (on a semi-monthly, monthly, quarterly or annual basis), in exchange for shares of a Fund, shares of certain other funds in the Dreyfus Family of Funds of which the investor is a shareholder. The amount the investor designates, which can be expressed either in terms of a specific dollar or share amount ($100 minimum), will be exchanged automatically on the first and/or fifteenth day of the month according to the schedule the investor has selected. This Privilege is available only for existing accounts. With respect to Class R shares of Money Market Reserves, U.S. Treasury Reserves or Municipal Reserves, as the case may be, held by a Retirement Plan, exchanges may be made only between the investor's Retirement Plan account in one fund and such investor's Retirement Plan account in another fund. Shares will be exchanged on the basis of relative NAV per share as described above under "Fund Exchanges." Enrollment in or modification or cancellation of this Privilege is effective three business days following notification by the investor. An investor will be notified if the investor's account falls below the amount designated to be exchanged under this Privilege. In this case, an investor's account will fall to zero unless additional investments are made in excess of the designated amount prior to the next Dreyfus Auto-Exchange transaction. Shares held under IRAs and other retirement plans are eligible for this Privilege. Exchanges of IRA shares may be made between IRA accounts and from regular accounts to IRA accounts, but not from IRA accounts to regular accounts. With respect to all other retirement accounts, exchanges may be made only among those accounts.

      The right to exercise this Privilege may be modified or canceled by the Fund or the Transfer Agent. You may modify or cancel your exercise of this Privilege at any time by mailing written notification to P.O. Box 9671, Providence, Rhode Island 02940-9671. The Fund may charge a service fee for the use of this Privilege. No such fee currently is contemplated. For more information concerning this Privilege and the funds in the Dreyfus Family of Funds eligible to participate in this Privilege, or to obtain a Dreyfus Auto-Exchange Authorization Form, please call toll free 1-800-645-6561.

      Fund Exchanges and the Dreyfus Auto-Exchange Privilege are available to shareholders resident in any state in which shares of the fund being acquired may legally be sold. Shares may be exchanged only between accounts having identical names and other identifying designations. The exchange of shares of one fund for shares of another is treated for Federal income tax purposes as a sale of the shares given in exchange and, therefore, an exchanging shareholder (other than a tax-exempt Retirement Plan) may realize a taxable gain or loss.

      Shareholder Services Forms and prospectuses of the other funds may be obtained by calling 1-800-645-6561. Each Fund reserves the right to reject any exchange request in whole or in part. The Fund Exchange service or the Dreyfus Auto-Exchange Privilege may be modified or terminated at any time upon notice to shareholders.

      DREYFUS-AUTOMATIC ASSET BUILDER(REGISTERED TRADEMARK). Dreyfus Automatic Asset Builder permits you to purchase Fund shares (minimum of $100 and maximum of $150,000 per transaction) at regular intervals selected by you. Fund shares are purchased by transferring funds from the bank account designated by you. Only an account maintained at a domestic financial institution which is an ACH member may be so designated. To establish a Dreyfus-Automatic Asset Builder account, you must file an authorization form with the Transfer Agent. You may obtain the necessary authorization form by calling 1-800-645-6561. You may cancel your participation in this Privilege or change the amount of purchase at any time by mailing written notification to the Dreyfus Family of Funds, P.O. Box 9671, Providence, Rhode Island 02940-9671 and the notification will be effective three business days following receipt. The Fund may modify or terminate this Privilege at any time or charge a service fee. No such fee currently is contemplated.

      AUTOMATIC WITHDRAWAL PLAN. The Automatic Withdrawal Plan permits an investor with a $5,000 minimum account to request withdrawal of a specified dollar amount (minimum of $50) on either a monthly or quarterly basis. Withdrawal payments are the proceeds from sales of Fund shares, not the yield on the shares. If withdrawal payments exceed reinvested dividends and other distributions, the investor's shares will be reduced and eventually may be depleted. An Automatic Withdrawal Plan may be established by filing an Automatic Withdrawal Plan application with the Transfer Agent or by oral request from any of the authorized signatories on the account by calling 1-800-645-6561. Automatic Withdrawal may be terminated at any time by the investor, a Fund or the Transfer Agent. Shares for which certificates have been issued may not be redeemed through the Automatic Withdrawal Plan.

      Particular Retirement Plans, including Dreyfus-sponsored Retirement Plans, may permit certain participants to establish an automatic withdrawal plan from such Retirement Plans. Participants should consult their Retirement Plan sponsor and tax adviser for details. Such a withdrawal plan is different from the Automatic Withdrawal Plan.

      The right to exercise this privilege may be modified or canceled by the Fund or the Transfer Agent. You may modify or cancel your exercise of this privilege at any time by mailing written notification to The Dreyfus Family of Funds, P.O. Box 9671, Providence, Rhode Island 02940-9671. The Fund may charge a service fee for the use of this privilege. No such fee currently is contemplated. For more information concerning this privilege and the funds in the Dreyfus Family of Funds eligible to participate in this privilege, or to obtain a Dreyfus Auto-Exchange Authorization Form, please call toll free 1-800-645-6561.

      Fund exchanges and the Dreyfus Auto-Exchange Privilege are available to shareholders resident in any state in which shares of the fund being acquired may legally be sold. Shares may be exchanged only between accounts having identical names and other identifying designations. The exchange of shares of one fund for shares of another is treated for Federal income tax purposes as a sale of the shares given in exchange and, therefore, an exchanging shareholder (other than a tax-exempt Retirement Plan) may realize a taxable gain or loss.

      Shareholder Services Forms and prospectuses of the other funds may be obtained by calling 1-800-645-6561. The Fund reserves the right to reject any exchange request in whole or in part. The Fund exchange service or the Dreyfus Auto-Exhcnage privilege may be modified or terminated at any time upon notice to shareholders.

      DREYFUS DIVIDEND OPTIONS. Dreyfus Dividend Sweep allows investors to invest automatically their dividends or dividends and other distributions, if any, from a Fund in shares of certain other funds in the Dreyfus Family of Funds of which the investor is a shareholder. Shares of the other funds purchased pursuant to this Privilege will be purchased on the basis of relative NAV per share as follows:

            A. Dividends and other distributions paid by a fund may be invested without imposition of a sales load in shares of other funds that are offered without a sales load.

            B. Dividends and other distributions paid by a fund which does not charge a sales load may be invested in shares of other funds sold with a sales load, and the applicable sales load will be deducted.

            C. Dividends and other distributions paid by a fund which charges a sales load may be invested in shares of other funds sold with a sales load (referred to herein as "Offered Shares"), provided that, if the sales load applicable to the Offered Shares exceeds the maximum sales load charged by the fund from which dividends or other distributions are being swept, without giving effect to any reduced loads, the difference will be deducted.

            D. Dividends and other distributions paid by a fund may be invested in shares of other funds that impose a contingent deferred sales charge ("CDSC") and the applicable CDSC, if any, will be imposed upon redemption of such shares.

      Dreyfus Dividend ACH permits you to transfer electronically dividends and other distributions, if any, from a Fund to a designated bank account. Only an account maintained at a domestic financial institution which is an ACH member may be so designated. Banks may charge a fee for this service.

      For more information concerning these Privileges, or to request a Dividend Options Form, please call toll free 1-800-645-6561. You may cancel these Privileges by mailing written notification to the Dreyfus Family of Funds, P.O. Box 9671, Providence, Rhode Island 02940-9671. To select a new fund after cancellation, you must submit a new Dividend Options Form. Enrollment in or cancellation of these privileges is effective three business days following receipt. These privileges are available only for existing accounts and may not be used to open new accounts. Minimum subsequent investments do not apply for Dreyfus Dividend Sweep. A Fund may modify or terminate these privileges at any time or charge a service fee. No such fee currently is contemplated. Shares held under Keogh Plans, IRAs or other retirement plans are not eligible for Dreyfus Dividend Sweep.

      DREYFUS GOVERNMENT DIRECT DEPOSIT PRIVILEGE. Dreyfus Government Direct Deposit Privilege enables you to purchase Fund shares (minimum of $100 and maximum of $50,000 per transaction) by having Federal salary, Social Security or certain veterans', military or other payments from the Federal government automatically deposited into your Fund account. You may deposit as much of such payments as you elect. To enroll in Dreyfus Government Direct Deposit, you must file with the Transfer Agent a completed Direct Deposit Sign-Up Form for each type of payment that you desire to include in this Privilege. The appropriate form may be obtained from your Agent or by calling 1-800-645-6561. Death or legal incapacity will terminate your participation in this Privilege. You may elect at any time to terminate your participation by notifying in writing the appropriate Federal agency. Further, a Fund may terminate your participation upon 30 days' notice to you.

      DREYFUS PAYROLL SAVINGS PLAN. Dreyfus Payroll Savings Plan permits you to purchase Fund shares (minimum $100 per transaction) automatically on a regular basis. Depending upon your employer's direct deposit program, you may have part or all of your paycheck transferred to your existing Dreyfus account electronically through the ACH system at each pay period. To establish a Dreyfus Payroll Savings Plan account, you must file an authorization form with your employer's payroll department. Your employer must complete the reverse side of the form and return it to The Dreyfus Family of Funds, P.O. Box 9671, Providence, Rhode Island 02940-9671. You may obtain the necessary authorization form by calling 1-800-645-6561. You may change the amount of purchase or cancel the authorization only by written notification to your employer. It is the sole responsibility of your employer, not the Distributor, Dreyfus, the Funds, the Transfer Agent or any other person, to arrange for transactions under the Dreyfus Payroll Savings Plan. A Fund may modify or terminate this Privilege at any time or charge a service fee. No such fee currently is contemplated.

      RETIREMENT PLANS. The Funds make available a variety of pension and profit-sharing plans, including Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, SEP-IRAs and rollover IRAs), 401(k) Salary Reduction Plans and 403(b)(7) Plans. Plan support services also are available. You can obtain details on the various plans by calling the following numbers toll free: for Keogh Plans, please call 1-800-358-5566; for IRAs and IRA "Rollover Accounts," please call 1-800-645-6561; for SEP-IRAs, 401(k) Salary Reduction Plans and 403(b)(7) Plans, please call 1-800-322-7880.

                        DETERMINATION OF NET ASSET VALUE

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION IN EACH FUND'S PROSPECTUS ENTITLED "ACCOUNT POLICIES."

      The NAV for Fund shares is calculated on the basis of amortized cost, which involves initially valuing a portfolio instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. Each Fund intends to maintain a constant NAV of $1.00 per share, although there is no assurance that this can be done on a continuing basis.

      The use of amortized cost is permitted by Rule 2a-7 under the 1940 Act. Pursuant to the provisions of Rule 2a-7, the Directors have established procedures reasonably designed to stabilize each Fund's price per share, as computed for the purpose of sale and redemption, at $1.00. These procedures include the determination by the Directors, at such times as they deem appropriate, of the extent of deviation, if any, of each Fund's current NAV per share, using market values, from $1.00; periodic review by the Directors of the amount of and the methods used to calculate the deviation; maintenance of records of the determination; and review of such deviations. The procedures employed to stabilize each Fund's price per share require the Directors to promptly consider what action, if any, should be taken by the Directors if such deviation exceeds 1/2 of one percent. Such procedures also require the Directors to take appropriate action to eliminate or reduce, to the extent reasonably practicable, material dilution or other unfair effects resulting from any deviation. In addition to such procedures, Rule 2a-7 requires each Fund to purchase instruments having remaining maturities of 397 days or less, to maintain a dollar-weighted average portfolio maturity of 90 days or less and to invest only in securities determined by the Directors to be of high quality, as defined in Rule 2a-7, with minimal credit risks.

      In periods of declining interest rates, the indicated daily yield on shares of a Fund computed by dividing the annualized daily income on the Fund by the NAV per share computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the indicated daily yield on shares of a Fund computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

      NYSE CLOSINGS. The holidays (as observed) on which the NYSE is currently scheduled to be closed are: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

                    DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION IN EACH FUND'S PROSPECTUS ENTITLED "DISTRIBUTIONS AND TAXES."

      GENERAL. Each Fund ordinarily declares dividends from net investment income on each day that the NYSE is open for business. A Fund's earnings for Saturdays, Sundays and holidays are declared as dividends on the preceding business day. Dividends usually are paid on the last calendar day of each month, and are automatically reinvested in additional Fund shares at NAV or, at your option,  paid in cash.  If you  redeem  all  shares in your  account at any time during the month, all dividends to which you are entitled will be paid to you along with the proceeds of the redemption. If you are an omnibus accountholder and indicate in a partial redemption request that a portion of any accrued dividends to which such account is entitled belongs to an underlying accountholder who has redeemed all shares in his or her account, such portion of the accrued dividends will be paid to you along with the proceeds of the redemption. Dividends from net realized short-term securities gains, if any, generally are declared and paid once a year, but a Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act. A Fund will not make distributions from net realized securities gains unless capital loss carryovers, if any, have been utilized or have expired. Each Fund does not expect to realize any long-term capital gains or losses. You may choose whether to receive distributions in cash or to reinvest in additional Fund shares at NAV. All expenses are accrued daily and deducted before declaration of dividends to investors.

      Distributions paid by Money Market Reserves, U.S. Treasury Reserves and Municipal Reserves with respect to one class of shares may be greater or less per share than those paid with respect to another class of shares due to the different expenses of the different classes. Except as provided below, shares of these Funds purchased on a day on which any such Fund calculates its NAV will not begin to accrue dividends until the following business day and redemption orders effected on any particular day will receive all dividends declared through the day of redemption. However, if immediately available funds are received by the Transfer Agent prior to 12:00 noon, Eastern time, you may receive the dividend declared on the day of purchase. You will not receive the dividends declared on the day of redemption if a wire redemption order is placed prior to 12:00 noon, Eastern time.

      With respect to Institutional Government Fund and Institutional U.S. Treasury Fund, shares begin accruing dividends on the day the purchase order is effected if the instructions to purchase shares (except for purchase orders through Dreyfus TELETRANSFER Privilege) and immediately available funds are received by the Transfer Agent prior to 3 p.m., Eastern time, on a business day. Dividends begin accruing on shares on the next business day with regard to purchase orders effected after 3 p.m., Eastern Time. With respect to Institutional Prime Fund, purchase orders (except for purchase orders through Dreyfus TELETRANSFER Privilege) received in proper form by the Transfer Agent or the Distributor or its designee by 5 p.m., Eastern time, will receive the dividend on Fund shares declared that day, provided Federal Funds are received by 6 p.m., Eastern time, on that day. A purchase order received in proper form after 5 p.m., Eastern time, will begin accruing dividends on shares on, the next business day.

      With respect to Institutional Government Fund and Institutional U.S. Treasury Fund, requests to redeem or exchange fund shares received in proper form by the transfer agent by 3 p.m., eastern time, on a business day are effective on, and will receive the share price next determined on, that day. Redemption and exchange requests received after 3 p.m., Eastern time, are effective on, and will receive the share price determined on, the next business day. If the redemption is requested to be made by wire, the proceeds of the redemption ordinarily will be sent on the same day the request is effective and the shares will not receive the dividend declared on that day.

      With respect to Institutional Prime Fund, redemption or exchange requests received in proper form by the Transfer Agent or its designee by 5 p.m., Eastern time, on a business day are effective on that day; such requests received after 5 p.m., Eastern time, will be effective on the next business day. If the redemption is requested to be made by wire, the proceeds of the redemption ordinarily will be sent on the day the request is effective and the shares will not receive the dividend declared on that day.

      Each Fund intends to continue to qualify for treatment as a regulated investment company ("RIC") under the Code so that it will be relieved of federal income tax on that part of its investment company taxable income (consisting generally of taxable net investment income and net short-term capital gain) that is distributed to its shareholders. In addition, Dreyfus Municipal Reserves intends to continue to qualify to pay "exempt-interest" dividends, which requires, among other things, that at the close of each quarter of its taxable year at least 50% of the value of its total assets must consist of municipal securities.

      If you elect to receive dividends and distributions in cash, and your dividend or distribution check is returned to a Fund as undeliverable or remains uncashed for six months, the Fund reserves the right to reinvest such dividends or distributions and all future dividends and distributions payable to you in additional Fund shares at NAV. No interest will accrue on amounts represented by uncashed distributions or redemptions checks.

      Dividends from a Fund's investment company taxable income are taxable to you as ordinary income, to the extent of the Fund's earnings and profits. Distributions by Municipal Reserves that are designated by it as "exempt-interest dividends" generally may be excluded by you from your gross income. Distributions by a Fund (including Municipal Reserves) of net capital gain, when designated as such, are taxable to you as long-term capital gains, regardless of the length of time you have owned your shares. The Funds are not expected to realize long-term capital gains.

      Interest on indebtedness incurred or continued to purchase or carry shares of Municipal Reserves will not be deductible for federal income tax purposes to the extent that Fund's distributions consist of exempt-interest dividends. Municipal Reserves may invest in "private activity bonds," the interest on which is treated as a tax preference item for shareholders in determining their liability for the alternative minimum tax. Proposals have been and may be introduced before Congress that would restrict or eliminate the federal income tax exemption for interest on municipal securities. If such a proposal were enacted, the availability of such securities for investment by Municipal Reserves and the value of its portfolio would be affected. In such event, that Fund would reevaluate its investment objective and policies.

      Dividends and other distributions are taxable to you regardless of whether they are received in cash or reinvested in additional Fund shares, even if the value of your shares is below your cost. None of the dividends paid by any of the Funds will be eligible for the dividends-received deductions allowed to corporations.

      Dividends and other distributions paid by a Fund to qualified Retirement Plans ordinarily will not be subject to taxation until the proceeds are distributed from the Retirement Plans. A Fund will not report to the IRS distributions paid to such plans. Generally, distributions from Qualified
Retirement Plans, except those representing returns of non-deductible contributions thereto, will be taxable as ordinary income and, if made prior to the time the participant reaches age 59 1/2, generally will be subject to an additional tax equal to 10% of the taxable portion of the distribution. If the distribution from such a retirement plan (other than certain governmental or church plans) for any taxable year following the year in which the participant reaches age 70 1/2 is less than the "minimum required distribution" for that taxable year, an excise tax equal to 50% of the deficiency may be imposed by the Internal Revenue Service ("IRS"). The administrator, trustee or custodian of such a retirement plan will be responsible for reporting distributions from such plans to the IRS. Moreover, certain contributions to a qualified retirement plan in excess of the amounts permitted by law may be subject to an excise tax. If a distributee of an "eligible rollover distribution" from a qualified Retirement Plan does not elect to have the eligible rollover distribution paid directly from the plan to an eligible retirement plan in a "direct rollover," the eligible rollover distribution is subject to a 20% income tax withholding.

      In January of each year, your Fund will send you a Form 1099-DIV notifying you of the status for federal income tax purposes of your distributions for the preceding year. Municipal Reserves also will advise shareholders of the percentage, if any, of the dividends paid that are exempt from federal income tax and the portion, if any, of those dividends that is a tax preference item for purposes of the alternative minimum tax.

      You must furnish the Funds with your TIN and state whether you are subject to backup withholding for prior under-reporting, certified under penalties of perjury as prescribed by the Code and the regulations thereunder. Unless previously furnished, investments received without such a certification will be returned. Each Fund is required to withhold 31% of all dividends payable to any individuals and certain other non-corporate shareholders who do not provide the Fund with a correct TIN or who otherwise are subject to backup withholding.

      A TIN is either the Social Security number, IRS individual taxpayer identification number, or employer identification number of the record owner of the account. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the record owner of the account and may be claimed as a credit on the record owner's Federal income tax return.

      Each Fund may be subject to a 4% nondeductible excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its taxable ordinary income for that year and capital gain net income for the one-year period ending October 31 of that year, plus certain other amounts. Each Fund expects to make such distributions as are necessary to avoid the imposition of this tax.

      FEDERAL TAX--GENERAL. To qualify for treatment as a RIC under the Internal Revenue Code of 1986, as amended (the "Code"), each Fund -- each of which is treated as a separate corporation for federal tax purposes -- (1) must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (generally consisting of taxable net investment income and net short-term capital gain, if any), or, in the case of Municipal Reserves, its net interest income excludable from gross income under section 103(a) of the Code; (2) must derive at least 90% of its annual gross income from specified sources; and (3) must meet certain asset diversification and other requirements.

      MUNICIPAL RESERVES. Dividends paid by Municipal Reserves will qualify as "exempt-interest dividends," and thus will be excludable from gross income by its shareholders, if that Fund satisfies the additional requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of securities the interest on which is excludable from gross income under section 103(a) of the Code ("tax-exempt interest"); that Fund intends to continue to satisfy this requirement. The aggregate amount designated by Municipal Reserves as exempt-interest dividends for any taxable year may not exceed its tax-exempt interest for the year over certain amounts disallowed as deductions. The treatment of dividends from that Fund under local and state income tax laws may differ from the treatment thereof under the Code.

      If shares of the Municipal Reserves are sold at a loss after being held for six months or less, the loss will be disallowed to the extent of any exempt-interest dividends received on those shares.

      Tax-exempt interest attributable to certain private activity bonds ("PABs") (including, in the case of a RIC receiving interest on such bonds, a proportionate part of the exempt-interest dividends paid by that RIC) is an item of tax preference for purposes of the federal alternative minimum tax. Exempt-interest dividends received by a corporate shareholder also may be indirectly subject to that tax without regard to whether the Municipal Reserves' tax-exempt interest was attributable to those bonds.

      Entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by PABs or industrial development bonds ("IDBs") should consult their tax advisers before purchasing shares of the Municipal Reserves because, for users of certain of these facilities, the interest on those bonds is not exempt from federal income tax. For these purposes, the term "substantial user" is defined generally to include a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of PABs or IDBs.

      Up to 85% of social security and railroad retirement benefits may be included in taxable income for recipients whose adjusted gross income (including income from tax-exempt sources such as the Municipal Reserves) plus 50% of their benefits exceeds certain base amounts. Exempt-interest dividends paid by that Fund still are tax-exempt to the extent described in the Fund's Prospectus; they are only included in the calculation of whether a recipient's income exceeds the established amounts.

      If Municipal Reserves invests in any instrument that generate taxable income, under the circumstances described in its prospectus, distributions of the interest earned thereon will be taxable to its shareholders as ordinary income to the extent of its earnings and profits. Moreover, if Municipal Reserves realizes capital gain as a result of market transactions, any distribution of that gain will be taxable to its shareholders. There also may be collateral federal income tax consequences regarding the receipt of exempt-interest dividends by shareholders such as S corporations, financial institutions and property and casualty insurance companies. A shareholder falling into any such category should consult its tax adviser concerning its investment in shares of Municipal Reserves.

      STATE AND LOCAL TAXES. Depending upon the extent of a Fund's activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities. Shareholders are advised to consult their tax advisers concerning the application of state and local taxes.

      FOREIGN SHAREHOLDERS - U.S. FEDERAL INCOME TAXATION. U.S. federal income taxation of a shareholder who, as to the United States, is a non-resident alien individual, a foreign trust or estate, a foreign corporation or a foreign partnership (a "foreign shareholder") depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by the shareholder, as discussed generally below. Special U.S. federal income tax rules that differ from those described below may apply to certain foreign persons who invest in a Fund such as a foreign shareholder entitled to claim the benefits of an applicable tax treaty. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

      FOREIGN SHAREHOLDERS - DIVIDENDS. Dividends (other than exempt-interest dividends) distributed to a foreign shareholder whose ownership of Fund shares is not effectively connected with a U.S. trade or business carried on by the foreign shareholder ("effectively connected") generally will be subject to a U.S. federal withholding tax of 30% (or lower treaty rate). If a foreign shareholder's ownership of Fund shares is effectively connected, however, then all distributions to that shareholder will not be subject to such withholding and instead will be subject to U.S. federal income tax at the graduated rates applicable to U.S. citizens and domestic corporations, as the case may be. Foreign shareholders also may be subject to the branch profits tax.

      FOREIGN SHAREHOLDERS - ESTATE TAX. Foreign individuals generally are subject to U.S. federal estate tax on their U.S. situs property, such as shares of a Fund, that they own at the time of their death. Certain credits against that tax and relief under applicable tax treaties may be available.


                             PORTFOLIO TRANSACTIONS

      All portfolio transactions of each Fund are placed on behalf of the Fund by Dreyfus. Debt securities purchased and sold by a Fund are generally traded on a net basis (i.e., without commission) through dealers acting for their own account and not as brokers, or otherwise involve transactions directly with the issuer of the instrument. This means that a dealer (the securities firm or bank dealing with a Fund) makes a market for securities by offering to buy at one price and sell at a slightly higher price. The difference between the prices is known as a spread. Other portfolio transactions may be executed through brokers acting as agent. A Fund will pay a spread or commissions in connection with such transactions. Dreyfus uses its best efforts to obtain execution of portfolio transactions at prices which are advantageous to a Fund and at spreads and commission rates, if any, which are reasonable in relation to the benefits received. Dreyfus also places transactions for other accounts that it provides with investment advice.

      Brokers and dealers involved in the execution of portfolio transactions on behalf of a Fund are selected on the basis of their professional capability and the value and quality of their services. In selecting brokers or dealers, Dreyfus will consider various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer; the broker-dealer's execution services rendered on a continuing basis; and the reasonableness of any spreads (or commissions, if any). Any spread, commission, fee or other remuneration paid to an affiliated broker-dealer is paid pursuant to the Company's procedures adopted in accordance with Rule 17e-1 under the 1940 Act.

      Brokers or dealers may be selected who provide brokerage and/or research services to the Fund and/or other accounts over which Dreyfus or its affiliates exercise investment discretion. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or the purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement).

      The receipt of research services from broker-dealers may be useful to Dreyfus in rendering investment management services to the Fund and/or its other clients; and, conversely, such information provided by brokers or dealers who have executed transaction orders on behalf of other clients of Dreyfus may be useful to these organizations in carrying out their obligations to the Fund. The receipt of such research services does not reduce these organizations' normal independent research activities; however, it enables these organizations to avoid the additional expenses which might otherwise be incurred if these organizations were to attempt to develop comparable information through their own staffs.

      Although Dreyfus manages other accounts in addition to the Fund, investment decisions for the Fund are made independently from decisions made for these other accounts. It sometimes happens that the same security is held by more than one of the accounts managed by Dreyfus. Simultaneous transactions may occur when several accounts are managed by the same investment manager, particularly when the same investment instrument is suitable for the investment objective of more than one account.

      When more than one account is simultaneously engaged in the purchase or sale of the same investment instrument, the prices and amounts are allocated in accordance with a formula considered by Dreyfus to be equitable to each account. In some cases this system could have a detrimental effect on the price or volume of the investment instrument as far as the Fund is concerned. In other cases, however, the ability of the Fund to participate in volume transactions will produce better executions for the Fund. While the Directors will continue to review simultaneous transactions, it is their present opinion that the desirability of retaining Dreyfus as investment manager to the Fund outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.

      None of the Funds paid a stated brokerage commission during the fiscal years ended October 31, 1996, 1997 and 1998.


                             PERFORMANCE INFORMATION

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION IN EACH FUND'S PROSPECTUS ENTITLED "PAST PERFORMANCE."

      Each Fund computes its current annualized and compound effective yields using standardized methods required by the SEC. The annualized yield for each Fund is computed by (a) determining the net change in the value of a hypothetical account having a balance of one share at the beginning of a seven calendar day period; (b) dividing the net change by the value of the account at the beginning of the period to obtain the base period return; and (c) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared on both the original share and such additional shares, but does not include realized gains and losses or unrealized appreciation and depreciation. Compound effective yields are computed by adding 1 to the base period return (calculated as described above), raising that sum to a power equal to 365/7 and subtracting 1.

      Yield may fluctuate daily and does not provide a basis for determining future yields. Because each Fund's yield fluctuates, its yield cannot be compared with yields on savings accounts or other investment alternatives that provide an agreed-to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to each Fund's investment policies, including the types of investments made, length of maturities of portfolio securities, the methods used by each fund to compute the yield (methods may differ) and whether there are any special account charges which may reduce effective yield.

      The following are the current and effective yields for the Funds for the seven-day period ended October 31, 1998:


                                       Current Yield            Effective Yield
                                       -------------            ---------------
                                       Investor Class R         Investor Class R
                                       -------- -------         -------- -------

Money Market Reserves                  ____%    ____%           ____%    ____%
U.S. Treasury Reserves                 ____%    ____%           ____%    ____%
Municipal Reserves                     ____%    ____%           ____%    ____%

                                       Current Yield            Effective Yield
                                       -------------            ---------------
Institutional Prime Fund               ____%                    ____%
Institutional Government Fund          ____%                    ____%
Institutional U.S. Treasury Fund       ____%                    ____%

      Municipal Reserves may also, from time to time, utilize tax-equivalent yields. The tax-equivalent yield is calculated by dividing that portion of the Fund's yield (as calculated above) which is tax-exempt by one minus a stated tax rate and adding the quotient to that portion of the Fund's yield, if any (as calculated above), that is not tax-exempt. The following are the tax-equivalent yields based on a tax rate of 39.6% for Municipal Reserves for the seven-day period ended October 31, 1998:


                               Investor                 Class R
                               --------                 -------
     Tax-Equivalent Yield      ____%                    ____%

      Municipal Reserves may from time to time for illustrative purposes only use tax-equivalency tables which compare tax-exempt yields to their equivalent taxable yields for relevant federal income tax brackets. The following is an example of such a table:

      Tax Bracket              28%     31%     36%      39.6%

   Tax-Exempt Yields              Equivalent Taxable Yields
      4.5%                     6.25%   6.52%   7.03%    7.45%
      5.0%                     6.94%   7.25%   7.81%    8.28%
      5.5%                     7.64%   7.97%   8.59%    9.11%
      6.0%                     8.33%   8.70%   9.38%    9.93%
      6.5%                     9.03%   9.42%   10.16%   10.76%

      From time to time, Fund advertisements may include statistical data or general discussions about the growth and development of Dreyfus Retirement Services (in terms of new customers, assets under management, market share, etc.) and its presence in the defined contribution plan market.

      From time to time, advertising materials for the Fund may refer to Morningstar ratings and related analyses supporting the rating.

      From time to time, advertising material for a Fund may include biographical information relating to its portfolio manager and may refer to, or include commentary by the portfolio manager relating to, investment strategy, asset growth, current or past business, political, economic or financial conditions and other matters of general interest to investors.


                           INFORMATION ABOUT THE FUNDS

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION IN EACH FUND'S PROSPECTUS ENTITLED "THE FUND."

      The Company has an authorized capitalization of 25 billion shares of $0.001 per value stock.

      Each Fund share has one vote and, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Each Fund is one of nineteen portfolios of the Company. Fund shares have no preemptive, subscription or conversion rights and are freely transferable.

      Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Company to hold annual meetings of shareholders. As a result, Fund shareholders may not consider each year the election of Board members or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Company to hold a special meeting of shareholders for purposes of removing a Board member from office. Shareholders may remove a Board member by the affirmative vote of a majority of the Company's outstanding voting shares. In addition, the Board will call a meeting of shareholders for the purpose of electing Board members if, at any time, less than a majority of the Board members then holding office have been elected by shareholders.

      The Company is a "series fund," which is a mutual fund divided into separate portfolios, each of which is treated as a separate entity for certain matters under the 1940 Act and for other purposes. A shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. For certain matters shareholders vote together as a group; as to others they vote separately by portfolio.

      Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise to the holders of the outstanding voting securities of an investment company, such as the Company, will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series affected by such matter. Rule 18f-2 further provides that a series shall be deemed to be affected by a matter unless it is clear that the interests of each series in the matter are identical or that the matter does not affect any interest of such series. The Rule exempts the selection of independent accountants and the election of Board members from the separate voting requirements of the Rule.

      The Fund will send annual and semi-annual financial statements to all of its shareholders.


                 TRANSFER AND DIVIDEND DISBURSING AGENT, CUSTODIAN, COUNSEL
                            AND INDEPENDENT AUDITORS

      Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, P.O. Box 9671, Providence, Rhode Island 02940-9671, is the Company's transfer and dividend disbursing agent. Under a transfer agency agreement with the Company, Dreyfus Transfer, Inc. arranges for the maintenance of shareholder account records for the Funds, the handling of certain communications between shareholders and the Funds, and the payment of dividends and distributions payable by the Funds. For these services, Dreyfus Transfer, Inc. receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Company during the month, and is reimbursed for certain out-of-pocket expenses.

      Mellon Bank, the parent of Dreyfus, located at One Mellon Bank Center, Pittsburgh, Pennsylvania 15258, acts as custodian of the Funds' investments. Under a custody agreement with the Company, Mellon Bank holds the Funds' portfolio securities and keeps all necessary accounts and records. Dreyfus Transfer, Inc. and Mellon Bank, as custodian, have no part in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

      ___________________,   1800  Massachusetts  Avenue,  N.W.,  Second  Floor,
Washington, D.C. 20036-1800, has passed upon the legality of the shares offered by the Prospectuses and this Statement of Additional Information.

      ___________________, was appointed by the Directors to serve as the Funds' independent auditors for the year ending October 31, 1999, providing audit services including (1) examination of the annual financial statements, (2) assistance, review and consultation in connection with SEC filings and (3) review of the annual federal income tax returns filed on behalf of the Funds.

                              FINANCIAL STATEMENTS

      The financial statements for the fiscal year ended October 31, 1998, including notes to the financial statements and supplementary information, and the Independent Auditors' Report are included in each Fund's Annual Report to shareholders. A copy of each Fund's Annual Report accompanies this Statement of Additional Information. The financial statements included in the Annual Reports, and the Independent Auditors' Reports thereon contained therein, and related notes, are incorporated herein by reference.

                                    APPENDIX

                  DESCRIPTION OF STANDARD AND POOR'S, MOODY'S, FITCH IBCA
                                AND DUFF RATINGS


STANDARD & POOR'S ("S&P")

BOND RATINGS

AAA         An obligation  rated `AAA' has the highest  rating  assigned by S&P.
            The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated `AA' differs from the highest rated issues only in small degree. The obligors capacity to meet its financial commitment on the obligation is very strong.

NOTE RATINGS

SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse finance and economic changes over the term of the notes.

COMMERCIAL PAPER RATINGS

      An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issuers designated `A-1.'

MOODY'S

BOND RATINGS

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and generally are referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what generally are known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

NOTES AND OTHER SHORT-TERM OBLIGATIONS

      There are four rating categories for short-term obligations that define an investment grade situation. These are designated Moody's Investment Grade as MIG 1 (best quality) through MIG 4 (adequate quality). Short-term obligations of speculative quality are designated SG.

      In the case of variable rate demand obligations (VRDOs), a two component rating is assigned. The first element represents an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other represents an evaluation of the degree of risk associated with the demand feature. The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

MIG 1/
VMIG 1 This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG-2/
MIG 2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

COMMERCIAL PAPER RATING

      Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

               o  Leading market positions in well-established industries.
               o  High rates of return on funds employed.
               o Conservative capitalization structure with moderate reliance on debt and ample asset protection.
               o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

               o Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser agree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

FITCH IBCA

BOND RATINGS

AAA Highest credit quality. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

SHORT-TERM AND COMMERCIAL PAPER RATINGS

      A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F-1+ Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F-2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

DUFF & PHELPS INC. ("DUFF & PHELPS")

LONG-TERM RATINGS

AAA Highest credit quality. The risks factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+         High credit quality.  Protection factors are strong.  Risk is modest
AA          but  may  vary  slightly  from  time  to  time  because  of economic
AA-         conditions.


SHORT-TERM AND COMMERCIAL PAPER RATINGS

D-1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

D-1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

D-1- High certainly of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

D-2 Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financial requirements, access to capital markets is good. Risk factors are small.

                               BSP313/713SP0399

                                    12/4/98

DREYFUS

BASIC S&P 500

STOCK INDEX FUND

Investing  in  equity   securities   to  match  the  total  return  of  the  S&P
500(REGISTERED) index

PROSPECTUS March 1, 1999

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                 Contents

                                  THE FUND
----------------------------------------------------

                             2    Goal/Approach
What every  investor
should   know  about         3    Main Risks
the fund
                             4    Past Performance

                             5    Expenses

                             6    Management

                             7    Financial Highlights

                                  YOUR INVESTMENT
--------------------------------------------------------------------

                             8    Account Policies
Information for
managing  your  fund        11    Distributions and Taxes
account
                            12    Services for Fund Investors

                            14    Instructions for Regular Accounts

                            16    Instructions for IRAs

                                  FOR MORE INFORMATION
-------------------------------------------------------------------------------

Where to learn  more              Back Cover
about this and other
Dreyfus funds

                                                                       THE FUND

                                         DREYFUS BASIC S&P 500 STOCK INDEX FUND
                                                  -----------------------------

                                                           Ticker Symbol: DSPIX

GOAL/APPROACH

The fund seeks to match the total return of the Standard & Poor's 500 Composite Stock Price Index. This objective can be changed without shareholder approval. To pursue this goal, the fund normally invests at least 95% of total assets in
common    stocks    included    in    the    index.

The fund attempts to have a correlation between its performance and that of the index of at least .95, before expenses. A correlation of 1.00 would mean that the fund and the index were perfectly correlated.

The fund generally invests in all 500 stocks in the S&P 500(REGISTERED) in proportion to their weighting in the index. The S& P 500(REGISTERED) is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. Each stock is weighted by its market capitalization, which means larger companies have greater representation in the index than smaller ones. The fund may also use options and futures as a substitute for the sale or purchase of securities.

INFORMATION ON THE FUND' S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT (SEE BACK COVER).

Concepts to understand

INDEX FUNDS: mutual funds that are designed to meet the performance of an underlying benchmark index.

To replicate index performance, the manager uses a passive management approach and purchases all or a representative sample of the stocks comprising the benchmark index. Because the fund has expenses, performance will tend to be slightly lower than that of the target benchmark.

MAIN RISKS

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price. The value of your investment in the fund will go up and down, which means that you could lose money.

Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the fund's performance may sometimes be lower or higher than that of other types of funds.

The fund uses an indexing strategy, it does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance.

The correlation between fund and index performance may be affected by the fund's expenses, changes in securities markets, changes in the composition of the index and the timing of purchases and redemptions of fund shares.

The fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements, and could also reduce the opportunity for gain.


CONCEPTS TO UNDERSTAND

"Standard & Poor's(REGISTERED)," "S&P(REGISTERED)," "Standard & Poor's 500" and "S&P 500" are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the fund.


                                                                       The Fund

PAST PERFORMANCE

The two tables below show the fund' s annual returns and its long-term performance. The first table shows you how the fund's performance has varied from year to year. The second compares the fund's performance over time to that of the S& P 500(REGISTERED), a widely recognized unmanaged index of stock performance. Both tables assume reinvestment of dividends and distributions. As with all mutual funds, the past is not a prediction of the future.

                        --------------------------------------------------------
Year-by-year total return AS OF 12/31 EACH YEAR (%)

                                  [BAR GRAPH]

BEST QUARTER:                                 Q '                 %

WORST QUARTER:                                Q '                 %
                        --------------------------------------------------------

Average annual total return AS OF 12/31/98

                                                                     Inception

                                           1 Year        5 Years     (9/30/93)
                                        ----------------------------------------

FUND                                             %            %         %

S&P 500(REGISTERED) INDEX                        %            %         %

WHAT THIS FUND IS -- AND ISN'T

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Shareholder transaction fees are paid from your account. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price. The fund has no sales charge
(load) or 12b-1 distribution fees.

                        --------------------------------------------------------
Fee table

                        SHAREHOLDER TRANSACTION FEES

                        % OF TRANSACTION AMOUNT                            NONE
                        --------------------------------------------------------

                        ANNUAL FUND OPERATING EXPENSES

                        % OF AVERAGE DAILY NET ASSETS

Management fees                                                            0.20%

Other expenses                                                             0.00%
                         -------------------------------------------------------

TOTAL                                                                      0.20%
                        --------------------------------------------------------


Expense example
          1 Year                 3 Years           5 Years          10 Years
--------------------------------------------------------------------------------
          $20                       $64              $113             $255

                        This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you  sold  your  shares  at  the end of a period or kept
                        them. Because actual return and expenses will be different, the example is for comparison only.

CONCEPTS TO UNDERSTAND

MANAGEMENT FEE: the fee paid to The Dreyfus Corporation for managing the fund. Unlike the arrangements between most investment advisers and their funds, Dreyfus pays all fund expenses except for brokerage fees, taxes, interest, fees and expenses of the independent directors and extraordinary expenses.


                                                                       The Fund

MANAGEMENT

The investment adviser for the fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages one of the nation's leading mutual fund complexes, with more than $110 billion in more than 160 mutual fund portfolios. Dreyfus is the mutual fund business of Mellon Bank Corporation, a broad-based financial services company with a bank at its core. With more than $350 billion of assets under management and $1.7 trillion of assets under administration and custody, Mellon provides a full range of banking, investment and trust products and services to individuals, businesses and institutions. Its mutual fund companies place Mellon as the leading bank manager of mutual funds. Mellon is headquartered in Pittsburgh, Pennsylvania.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, the firm seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

Dreyfus  manages  the fund by making  investment  decisions  based on the fund's
investment   objective,   policies  and  restrictions  in  order  to  match  the
performance of the S&P 500(REGISTERED) index.


CONCEPTS TO UNDERSTAND

YEAR 2000 ISSUES: the fund could be adversely affected if the computer systems used by Dreyfus and the fund's other service providers do not properly process and calculate date-related information from and after January 1, 2000.

Dreyfus is working to avoid year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by year 2000-related problems. This could have an impact on the value of the fund's investments and its share price.

FINANCIAL HIGHLIGHTS

This table describes the fund's performance for the fiscal periods indicated. " Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These financial highlights have been independently audited by _____________, whose report, along with the fund's financial statements, is included in the annual report.

                                                                              YEAR ENDED OCTOBER 31,

                                                       1998         1997         1996         1995         1994
------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

Net asset value, beginning of period                                 15.38       12.75        10.42      10.23

Investment operations:

      Investment income -- net                                         .30         .29          .26        .21(1)

      Net realized and unrealized gain (loss)
      on investments                                                  4.52        2.69         2.37        .14

Total from investment operations                                      4.82        2.98         2.63        .35

Distributions:

      Dividends from investment
      income -- net                                                   (.28)       (.30)        (.26)      (.16)

      Dividends from net realized gains
      on investments                                                  (.19)       (.05)        (.04)      (.00)(2)

Total distributions                                                   (.47)       (.35)        (.30)      (.16)

Net asset value, end of period                                       19.73       15.38        12.75      10.42

Total return (%)                                                     31.87       23.78        25.75       3.50
------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)                            .20         .20          .37        .40(3)

Ratio of net investment income
to average net assets (%)                                             1.72        2.16         2.36       2.38

Portfolio turnover rate (%)                                           3.75        4.75         1.03      13.00
------------------------------------------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)                              803,142     449,123      204,278    123,994

(1)NET INVESTMENT INCOME BEFORE REIMBURSEMENT OF EXPENSES BY THE INVESTMENT ADVISER FOR THE YEAR ENDED OCTOBER 31, 1994 WAS $0.21.

(2)  AMOUNT REPRESENTS LESS THAN $0.01.

(3)ANNUALIZED EXPENSE RATIO BEFORE VOLUNTARY REIMBURSEMENT OF EXPENSES BY THE INVESTMENT ADVISER FOR THE YEAR ENDED OCTOBER 31, 1994 WAS 0.45%.

                                                                       The Fund

                                                                YOUR INVESTMENT

ACCOUNT POLICIES

BUYING SHARES

You pay no sales charges to invest in this fund. Your price for fund shares is the fund's net asset value per share (NAV), which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) every day the exchange is open. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other entity authorized to accept orders on behalf of the fund. The fund's investments are generally valued based on market value, or where market quotations are not readily available, based on fair value as determined in good faith by the fund's board.

                        --------------------------------------------------------
Minimum investments

                                                Initial      Additional
                        --------------------------------------------------------

REGULAR ACCOUNTS                                $10,000      $1,000*
                                                             $500 FOR
                                                             TELETRANSFER
INVESTMENTS

TRADITIONAL IRAS                                $5,000       $1,000**

SPOUSAL IRAS                                    $5,000       $1,000**

ROTH IRAS                                       $5,000       $1,000**

DREYFUS AUTOMATIC                               $100         $100
INVESTMENT PLANS

                        All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum TeleTransfer purchase is $150,000 per day.

                        *$100   FOR  INVESTORS  WHO  HAVE  HELD  SHARES  SINCE
                        SEPTEMBER 14, 1995.

                        **NO MINIMUM FOR INVESTORS WHO HAVE HELD SHARES SINCE SEPTEMBER 14, 1995.

CONCEPTS TO UNDERSTAND

TRADITIONAL IRA: an individual retirement account. Your contributions may or may not be deductible depending on your circumstances. Assets grow tax-deferred; withdrawals and distributions are taxable in the year made.

SPOUSAL IRA: an IRA funded by a working spouse in the name of a nonworking spouse.

ROTH IRA: an IRA with non-deductible contributions, and tax-free growth of assets and distributions to pay retirement expenses, provided certain conditions are met.

EDUCATION IRA: an IRA with nondeductible contributions, and tax-free growth of assets and distributions, if used to pay certain educational expenses.

FOR MORE COMPLETE IRA INFORMATION, CONSULT DREYFUS OR YOUR TAX PROFESSIONAL.

SELLING SHARES

You may sell shares at any time. Your shares will be sold at the next NAV calculated after your order is accepted by the fund's transfer agent or other entity authorized to accept orders on behalf of the fund. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.

Before selling recently purchased shares, please note that if the fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds until it has collected payment, which may take up to eight business days.

                        --------------------------------------------------------
Limitations on selling shares by phone

Proceeds
sent by                                   Minimum       Maximum
                        --------------------------------------------------------
CHECK                                     NO MINIMUM    $150,000 PER DAY

WIRE                                      $1,000        $250,000 FOR JOINT
ACCOUNTS
                                                        EVERY 30 DAYS

TELETRANSFER                              $500          $250,000 FOR JOINT
ACCOUNTS
                                                        EVERY 30 DAYS


Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

 . amounts of $1,000 or more on accounts whose address has been changed within the last 30 days

 .  requests to send the proceeds to a different payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A SIGNATURE GUARANTEE helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.

                                                                Your Investment

GENERAL POLICIES

If your account falls below $5,000 ($500 in the case of holders of fund shares since September 14, 1995), the fund may ask you to increase your balance. If it is still below $5,000 after 45 days, the fund may close your account and send you the proceeds.

Unless you decline telephone privileges on your application, you may be responsible for any fraudulent telephone order as long as Dreyfus takes
reasonable    measures    to    verify    the    order.

The fund reserves the right to:

 . refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group who, in the fund' s view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the fund within a calendar year)

 . refuse any purchase or exchange request in excess of 1% of the fund's total assets

 . change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

 .  change its minimum investment amounts

 . delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

The fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).

THIRD-PARTY INVESTMENTS

If you invest through a third party (rather than directly with Dreyfus), the policies and fees may be different than those described here. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your plan or financial institution if in doubt.

DISTRIBUTIONS AND TAXES

The fund usually pays its shareholders dividends from its net investment income quarterly, and distributes any net capital gains that it has realized annually. Your distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

Fund dividends and distributions are taxable to most investors (unless your investment is in an IRA or other tax-advantaged account). The tax status of any distribution is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash. In general, distributions are taxable as follows:

                        --------------------------------------------------------
Taxability of distributions

Type of                                    Tax rate for    Tax rate for
distribution                               15% bracket     28% bracket or above
                        --------------------------------------------------------

INCOME                                     ORDINARY        ORDINARY
DIVIDENDS                                  INCOME RATE     INCOME RATE

SHORT-TERM                                 ORDINARY        ORDINARY
CAPITAL GAINS                              INCOME RATE     INCOME RATE

LONG-TERM
CAPITAL GAINS                              10%             20%

The tax status of your dividends and distributions will be detailed in your annual tax statement from the fund.

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.


TAXES ON TRANSACTIONS

Except in tax-advantaged accounts, any sale or exchange of fund shares may generate a tax liability.

The table at right can provide a guide for your potential tax liability when selling or exchanging fund shares. "Short-term capital gains" applies to fund shares sold or exchanged up to 12 months after buying them. "Long-term capital gains" applies to shares sold or exchanged after 12 months.

                                                                Your Investment

SERVICES FOR FUND INVESTORS

Automatic services

Buying or selling shares automatically is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application or by calling 1-800-645-6561.

                        --------------------------------------------------------
For investing

DREYFUS AUTOMATIC                             For making automatic investments
ASSET BUILDER(REGISTERED)                     from a designated bank account.

DREYFUS PAYROLL                               For making automatic investments
SAVINGS PLAN                                  through a payroll deduction.

DREYFUS GOVERNMENT                            For making automatic investments
DIRECT DEPOSIT                                from your federal employment,
PRIVILEGE                                     Social Security or other regular
                                              federal government check.

DREYFUS DIVIDEND                              For automatically reinvesting the
SWEEP                                         dividends and distributions from
                                              one Dreyfus fund into another
                                              (not available for IRAs).
                        --------------------------------------------------------

For exchanging shares

DREYFUS AUTO-                                 For making regular exchanges
EXCHANGE PRIVILEGE                            from one Dreyfus fund into
                                              another.
                        --------------------------------------------------------

For selling shares

DREYFUS AUTOMATIC                             For making regular withdrawals
WITHDRAWAL PLAN                               from most Dreyfus funds.


DREYFUS FINANCIAL CENTERS

Through a nationwide network of Dreyfus Financial Centers, Dreyfus offers a full array of investment services and products. This includes information on mutual funds, brokerage services, tax-advantaged products and retirement planning.

Our experienced financial consultants can help you make informed choices and provide you with personalized attention in handling account transactions. The Financial Centers also offer informative seminars and events. To find the Financial Center nearest you, call 1-800-499-3327.

EXCHANGE PRIVILEGE

You can exchange $500 or more from one Dreyfus fund into another (no minimum for retirement accounts) . You can request your exchange in writing or by phone. Be sure to read the current prospectus for any fund into which you are exchanging. Any new account established through an exchange will have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has one.

DREYFUS TELETRANSFER PRIVILEGE

To move money between your bank account and your Dreyfus fund account with a phone call, use the Dreyfus TeleTransfer privilege. You can set up TeleTransfer on your account by providing bank account information and following the instructions on your application.

THE DREYFUS TOUCH(REGISTERED)

For 24-hour automated account access, use Dreyfus Touch. With a touch-tone phone, you can easily manage your Dreyfus accounts, obtain information on other Dreyfus mutual funds and get current stock market quotes.

RETIREMENT PLANS

Dreyfus offers a variety of retirement plans, including traditional, Roth and Education IRAs. Here's where you call for information:

 .  for traditional, rollover, Roth and Education IRAs, call 1-800-645-656

 .  for SEP-IRAs, Keogh accounts, 401(k) and 403(b) accounts, call 1-800-358-0910

                                                                Your Investment

 INSTRUCTIONS FOR REGULAR ACCOUNTS

   TO OPEN AN ACCOUNT

            In Writing

   Complete the application.

   Mail your application and a check to:
   The Dreyfus Family of Funds
P.O. Box 9387, Providence, RI 02940-9387


TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check.

Mail the slip and the check to: The Dreyfus Family of Funds P.O. Box 105, Newark, NJ 07101-0105


           By Telephone

   WIRE  Have your bank send your
investment to Boston Safe Deposit and Trust Company with these instructions:

   * DDA# 044288

   * the fund name

   * your Social Security or tax ID number

   * name(s) of investor(s)

   Call us to obtain an account number. Return your application.


WIRE Have your bank send your investment to Boston Safe Deposit and Trust Company with these instructions:

* DDA# 044288

* the fund name

* your account number

* name(s) of investor(s)

ELECTRONIC CHECK Same as wire, but insert "4110" before your account number and add ABA# 011-001234

TELETRANSFER Request TeleTransfer on your application. Call us to request your transaction.

           Automatically

   WITH AN INITIAL INVESTMENT Indicate on your application which automatic service(s) you want. Return your application with your investment.


ALL SERVICES Call us to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the forms along with any other required materials.

           Via the Internet

   COMPUTER Visit the Dreyfus Web site http://www.dreyfus.com and follow the instructions to download an account application.

TO SELL SHARES

Write a letter of instruction that includes:

* your name(s) and signature(s)

* your account number

* the fund name

* the dollar amount you want to sell

* how and where to send the proceeds

Obtain a signature guarantee or other documentation, if required (see "Account Policies -- Selling Shares").

Mail your request to: The Dreyfus Family of Funds P.O. Box 9671, Providence, RI 02940-9671

WIRE Be sure the fund has your bank account information on file. Call us to request your transaction. Proceeds will be wired to your bank.

TELETRANSFER Be sure the fund has your bank account information on file. Call us to request your transaction. Proceeds will be sent to your bank by electronic check.

CHECK Call us to request your transaction. A check will be sent to the address of record.

DREYFUS AUTOMATIC WITHDRAWAL PLAN Call us to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Be sure to maintain an account balance of $5,000 or more.


  To reach Dreyfus, call toll free in the U.S.

  1-800-645-6561

  Outside the U.S. 516-794-5452

  Make checks payable to:

  THE DREYFUS FAMILY OF FUNDS

  You also can deliver requests to any Dreyfus Financial Center. Because processing time may vary, please ask the representative when your account will be credited or debited.

Concepts to understand

WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

                                                                Your Investment

 INSTRUCTIONS FOR IRAS

   TO OPEN AN ACCOUNT

           In Writing

   Complete an IRA application, making sure to specify the fund name and to indicate the year the contribution is for.

   Mail your application and a check to:
The Dreyfus Trust Company, Custodian P.O. Box 6427, Providence, RI 02940-6427

TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check. Indicate the year the contribution is for.

Mail in the slip and the check (see "To Open an Account" at left).

           By Telephone


WIRE Have your bank send your investment to Boston Safe Deposit and Trust Company with these instructions:

* DDA# 044288

* the fund name

* your account number

* name of investor

* the contribution year

ELECTRONIC CHECK Same as wire, but insert "4110" before your account number and add ABA# 011-001234

TELEPHONE CONTRIBUTION Call to request us to move money from a regular Dreyfus account to an IRA (both accounts must be held in the same shareholder name).

           Automatically


ALL SERVICES Call us to request a form to add an automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials.

All contributions will count as current year.

           Via the Internet

   COMPUTER Visit the Dreyfus Web site http://www.dreyfus.com and follow the instructions to download an account application.

TO SELL SHARES

Write a letter of instruction that includes:

* your name and signature

* your account number

* the fund name

* the dollar amount you want to sell

* how and where to send the proceeds

* whether the distribution is qualified or premature

* whether the 10% TEFRA should be withheld

Obtain a signature guarantee or other documentation, if required.

Mail in your request (see "To Open an Account" at left).


DREYFUS AUTOMATIC WITHDRAWAL PLAN Call us to request instructions to establish the plan.


  To reach Dreyfus, call toll free in the U.S.

  1-800-645-6561

  Outside the U.S. 516-794-5452

  Make checks payable to:

  THE DREYFUS TRUST CO., CUSTODIAN

  You also can deliver requests to any Dreyfus Financial Center. Because processing time may vary, please ask the representative when your account will be credited or debited.

Concepts to understand

WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

                                                                Your Investment

                                                           For More Information

                        Dreyfus BASIC S&P 500 Stock Index Fund

                        Series of The Dreyfus/Laurel Funds, Inc.
                        -----------------------------

                        SEC file number:  811-5270

                        More information on this fund is available free upon request, including the following:

                        Annual/Semiannual Report

                        Describes the fund' s performance, lists portfolio holdings and contains a letter from the fund's manager discussing recent market conditions, economic trends and
                        fund strategies that significantly affected the fund's performance during the last fiscal year.

                        Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A
                        current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call 1-800-645-6561

BY MAIL Write to: The Dreyfus Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144

BY E-MAIL  Send your request to info@dreyfus.com

ON THE INTERNET Text-only versions of fund documents can be viewed online or downloaded from:

      SEC
      http://www.sec.gov

      DREYFUS
      http://www.dreyfus.com

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009.

(c) 1999, Dreyfus Service Corporation                             313/713P0399

--------------------------------------------------------------------------------

                     DREYFUS BASIC S&P 500 STOCK INDEX FUND
                                     PART B
                      (STATEMENT OF ADDITIONAL INFORMATION)
                                  MARCH 1, 1999

--------------------------------------------------------------------------------

      This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current Prospectus of the Dreyfus BASIC S&P 500 Stock Index Fund (the "Fund"), dated March 1, 1999, as it may be revised from time to time. The Fund is a separate, diversified portfolio of The Dreyfus/Laurel Funds, Inc., an open-end management investment company (the "Company"), known as a mutual fund. To obtain a copy of the Fund's Prospectus, please write to the Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, or call one of the following numbers:

            Call Toll Free 1-800-645-6561
            In New York City -- Call 1-718-895-1206
            Outside the U.S. -- Call 516-794-5452

                                TABLE OF CONTENTS
                                                                       Page

Description of the Fund...........................................   B-2
Management of the Fund............................................   B-17
Management Arrangements...........................................   B-23
Purchase of Shares................................................   B-25
Redemption of Shares..............................................   B-27
Shareholder Services..............................................   B-31
Additional Information About Purchases, Exchanges and Redemptions.   B-36
Determination of Net Asset Value..................................   B-36
Dividends, Other Distributions and Taxes..........................   B-37
Portfolio Transactions............................................   B-43
Performance Information...........................................   B-44
Information About the Fund........................................   B-46
Transfer and Dividend Disbursing Agent,
  Custodian, Counsel and Independent Auditors.....................   B-47
Financial Statements..............................................   B-47

                             DESCRIPTION OF THE FUND

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTIONS OF THE FUND'S PROSPECTUS ENTITLED "GOAL/APPROACH" AND "MAIN RISKS."

      The Company is a Maryland corporation formed on August 6, 1987. Before October 17, 1994, the Company's name was The Laurel Funds, Inc. The Company is an open-end management investment company comprised of separate portfolios, including the Fund, each of which is treated as a separate fund. Prior to August 15, 1997, the Fund's name was Dreyfus Institutional S&P 500 Stock Index Fund, and prior to September 1, 1995, the Fund's name was Dreyfus S&P 500 Stock Index Fund. Prior to October 17, 1994, the Fund's name was Laurel S&P 500 Stock Index Fund. The Fund is diversified, which means that, with respect to 75% of its total assets, the Fund will not invest more than 5% of its assets in the securities of any single issuer.

      The Dreyfus Corporation ("Dreyfus") serves as the Fund's investment manager.

      ADDITIONAL INFORMATION ABOUT THE FUND. "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," and "Standard & Poor's 500(R)," are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Company. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's Rating Services, a division of the McGraw-Hill Companies, Inc. ("Standard & Poor's), and Standard & Poor's makes no representation regarding the advisability of investing in the Fund. Standard & Poor's makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 Index to track general stock market performance. Standard & Poor's only relationship to the Company is the licensing of certain trademarks and trade names of Standard & Poor's and of the S&P 500 Index which is determined, composed and calculated by Standard & Poor's without regard to the Company or the Fund. Standard & Poor's has no obligation to take the needs of the Company or the owners of the Fund into consideration in determining, composing or calculating the S&P 500 Index. Standard & Poor's is not responsible for and has not participated in the determination of the prices and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund is to be converted into cash. Standard & Poor's has no obligation or liability in connection with the administration, marketing or trading of the Fund.

      STANDARD & POOR'S DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND STANDARD & POOR'S SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. STANDARD & POOR'S MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. STANDARD & POOR'S MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY

OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL STANDARD & POOR'S HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

CERTAIN PORTFOLIO SECURITIES

      The following information regarding the securities that the Fund may purchase supplements that found in the Fund's prospectus.

      GENERAL. To maintain liquidity, the Fund may invest up to 5% of its assets in U.S. Government securities, commercial paper, bank certificates of deposit, bank demand and time deposits, repurchase agreements, when-issued transactions and variable amount master demand notes.

      GOVERNMENT OBLIGATIONS. The Fund may invest in a variety of U.S. Treasury obligations, which differ only in their interest rates, maturities and times of issuance: (a) U.S. Treasury bills have a maturity of one year or less, (b) U.S. Treasury notes have maturities of one to ten years, and (c) U.S. Treasury bonds generally have maturities of greater than ten years.

      In addition to U.S. Treasury obligations, the Fund may invest in obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are supported by any of the following: (a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury, (c) the discretionary authority of the U.S. Government agency or instrumentality, or (d) the credit of the instrumentality. (Examples of agencies and instrumentalities are: Federal Land Banks, Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks,
General Services Administration, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board, Inter-American Development Bank, Asian-American Development Bank, Student Loan Marketing Association, International Bank for Reconstruction and Development and Federal National Mortgage Association). No assurance can be given that the U.S. Government will provide financial support to the agencies or instrumentalities described in (b),
(c) and (d) in the future, other than as set forth above, since it is not obligated to do so by law.

       REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with U.S. Government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with such other brokers or dealers that meet the Fund's credit guidelines. In a repurchase agreement, the Fund buys a security from a seller that has agreed to repurchase the same security at a mutually agreed upon date and price. The Fund's resale price will be in excess of the purchase price, reflecting an agreed upon interest rate. This interest rate is effective for the period of time the Fund is invested in the agreement and is not related to the coupon rate on the underlying security. Repurchase agreements may also be viewed as a fully collateralized loan of money by the Fund to the seller. The period of these repurchase agreements will usually be short, from overnight to one week, and at no time will the Fund invest in repurchase agreements for more than one year. The Fund will always receive as collateral securities whose market value including accrued interest is, and during the entire term of the agreement remains, at least equal to 100% of the dollar amount invested by the Fund in each agreement, and the Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the Custodian. If the seller defaults, the Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of a security which is the subject of a repurchase agreement, realization upon the collateral by the Fund may be delayed or limited. The Fund seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligors under repurchase agreements, in accordance with the Fund's credit guidelines.

      COMMERCIAL PAPER. The Fund may invest in commercial paper. These instruments are short-term obligations issued by banks and corporations that have maturities ranging from 2 to 270 days. Each instrument may be backed only by the credit of the issuer or may be backed by some form of credit enhancement, typically in the form of a guarantee by a commercial bank. Commercial paper backed by guarantees of foreign banks may involve additional risk due to the difficulty of obtaining and enforcing judgments against such banks and the generally less restrictive regulations to which such banks are subject. The Fund will only invest in commercial paper of U.S. and foreign companies rated at the time of purchase at least A-1 by Standard & Poor's, Prime-1 by Moody's Investors Service, Inc., F-1 by Fitch Investors Service LLP, Duff 1 by Phoenix Duff & Phelps, Corp., or A1 by IBCA, Inc.

      The Fund may invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws and generally is sold to investors, such as the Fund, who agree that they are purchasing the paper for an investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction.
Section 4(2) paper is normally resold to other investors through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) paper, thus providing liquidity. Pursuant to guidelines established by the Company's Board of Directors, Dreyfus may determine that Section 4(2) paper is liquid for the purposes of complying with the Fund's investment restriction relating to investments in illiquid securities.

      ILLIQUID SECURITIES. The Fund will not knowingly invest more than 15% of the value of its net assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation (irrespective of any legal or contractual restrictions on resale). The Fund may purchase securities that are not registered under the Securities Act of 1933, as amended, but that can be sold to qualified institutional buyers in accordance with Rule 144A under that Act ("Rule 144A securities"). Liquidity determinations with respect to Section 4(2) paper and Rule 144A securities will be made by the Board of Directors or by Dreyfus pursuant to guidelines established by the Board of Directors. The Board or Dreyfus will consider availability of reliable price information and other relevant information in making such determinations. Rule 144A securities generally must be sold to other qualified institutional buyers. If a particular investment in Section 4(2) paper or Rule 144A securities is not determined to be liquid, that investment will be included within the percentage limitation on investment in illiquid securities. The ability to sell Rule 144A securities to qualified institutional buyers is a recent development, and it is not possible to predict how this market will mature. Investing in Rule 144A securities could have the effect of increasing the level of Fund illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities from the Fund or other holders.

      OTHER INVESTMENT COMPANIES. The Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the Investment Company Act of 1940, as amended (the "1940 Act"). As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.

      VARIABLE AMOUNT MASTER DEMAND NOTES. The Fund may invest in variable amount master demand notes. Variable amount master demand notes are unsecured obligations that are redeemable upon demand and are typically unrated. These instruments are issued pursuant to written agreements between their issuers and holders. The agreements permit the holders to increase (subject to an agreed maximum) and the holders and issuers to decrease the principal amount of the notes, and specify that the rate of interest payable on the principal fluctuates according to an agreed-upon formula. If an issuer of a variable amount master demand note were to default on its payment obligation, the Fund might be unable to dispose of the note because of the absence of a secondary market and might, for this or other reasons, suffer a loss to the extent of the default. The Fund will only invest in variable amount master demand notes issued by entities that Dreyfus considers creditworthy.

INVESTMENT TECHNIQUES

      In addition to the principal investment strategies discussed in the Fund's Prospectus, the Fund also may engage in the investment techniques described below. The Fund might not use, or may not have the ability to use, any of these strategies and there can be no assurance that any strategy that is used will succeed.

      BORROWING. The Fund is authorized, within specified limits, to borrow money for temporary administrative purposes and to pledge its assets in connection with such borrowings.

      WHEN-ISSUED SECURITIES AND DELAYED DELIVERY TRANSACTIONS. New issues of U.S. Treasury and Government securities are often offered on a when-issued basis. This means that delivery and payment for the securities normally will take place approximately 7 to 45 days after the date the buyer commits to purchase them. The payment obligation and the interest rate that will be received on securities purchased on a when-issued basis are each fixed at the time the buyer enters into the commitment. The Fund will make commitments to purchase such securities only with the intention of actually acquiring the securities, but the Fund may sell these securities or dispose of the commitment before the settlement date if it is deemed advisable as a matter of investment strategy. Cash or marketable high-grade debt securities equal to the amount of the above commitments will be segregated on the Fund's records. For the purpose of determining the adequacy of these securities the segregated securities will be valued at market. If the market value of such securities declines, additional cash or securities will be segregated on the Fund's records on a daily basis so that the market value of the account will equal the amount of such commitments by the Fund.

      Securities purchased on a when-issued basis and the securities held by the Fund are subject to changes in market value based upon the public's perception of changes in the level of interest rates. Generally, the value of such securities will fluctuate inversely to changes in interest rates -- i.e., they will appreciate in value when interest rates decline and decrease in value when interest rates rise. Therefore, if in order to achieve higher interest income the Fund remains substantially fully invested at the same time that it has purchased securities on a "when-issued" basis, there will be a greater possibility of fluctuation in the Fund's net asset value ("NAV").

      When payment for when-issued securities is due, the Fund will meet its obligations from then-available cash flow, the sale of segregated securities, the sale of other securities and/or, although it would not normally expect to do so, from the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation). The sale of securities to meet such obligations carries with it a greater potential for the realization of capital gains, which are subject to federal income taxes.

      To secure advantageous prices or yields, the Fund may purchase or sell securities for delayed delivery. In such transactions, delivery of the securities occurs beyond the normal settlement periods, but no payment or delivery is made by the Fund prior to the actual delivery or payment by the other party to the transaction. The purchase of securities on a delayed delivery basis involves the risk that the value of the securities purchased will decline prior to the settlement date. The sale of securities for delayed delivery involves the risk that the prices available in the market on the delivery date may be greater than those obtained in the sale transaction. The Fund will establish a segregated account consisting of cash, U.S. Government Securities or other high-grade debt obligations in an amount at least equal at all times to the amounts of its delayed delivery commitments.

      LOANS OF FUND SECURITIES. The Fund may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. The Fund continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities, which affords the Fund an opportunity to earn interest on the amount of the loan and on the loaned securities' collateral. Loans of portfolio securities may not exceed 33-1/3% of the value of the Fund's total assets and the Fund will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. These loans are terminable by the Fund at any time upon specified notice. The Fund might experience loss if the institution to which it has lent its securities fails financially or breaches its agreement with the Fund. In addition, it is anticipated that the Fund may share with the borrower some of the income received on the collateral for the loan or that it will be paid a premium for the loan. In determining whether to lend securities, the Fund considers all relevant factors and circumstances including the creditworthiness of the borrower.

      REVERSE REPURCHASE AGREEMENTS. The Fund may enter into reverse repurchase agreements to meet redemption requests where the liquidation of Fund securities is deemed by Dreyfus to be disadvantageous. Under a reverse repurchase agreement, the Fund: (1) transfers possession of Fund securities to a bank or broker-dealer in return for cash in an amount equal to a percentage of the securities' market value; and (2) agrees to repurchase the securities at a future date by repaying the cash with interest. The Fund retains record ownership of the security involved including the right to receive interest and principal payments. Cash or liquid high-grade debt securities held by the Fund equal in value to the repurchase price including any accrued interest will be maintained in a segregated account while a reverse repurchase agreement is in effect.

      FUTURES, OPTIONS AND OTHER DERIVATIVE INSTRUMENTS. The Fund may purchase and sell various financial instruments ("Derivative Instruments"), including financial futures contracts (such as index futures contracts) and options (such as options on U.S. and foreign securities or indices of such securities). The index Derivative Instruments the Fund may use may be based on indices of U.S. or foreign equity securities. These Derivative Instruments may be used, for example, to preserve a return or spread or to facilitate or substitute for the sale or purchase of securities.

      Hedging strategies can be broadly categorized as "short hedges" and "long hedges." A short hedge is a purchase or sale of a Derivative Instrument intended partially or fully to offset potential declines in the value of one or more investments held in the Fund's portfolio. Thus, in a short hedge the Fund takes a position in a Derivative Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged.

      Conversely, a long hedge is a purchase or sale of a Derivative Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that the Fund intends to acquire. Thus, in a long hedge the Fund takes a position in a Derivative Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged. A long hedge is sometimes referred to as an anticipatory hedge. In an anticipatory hedge transaction, the Fund does not own a corresponding security and, therefore, the transaction does not relate to a security the Fund owns. Rather, it relates to a security that the Fund intends to acquire. If the Fund does not complete the hedge by purchasing the security it anticipated purchasing, the effect on the Fund's portfolio is the same as if the transaction were entered into for speculative purposes.

      Derivative Instruments on securities generally are used to hedge against price movements in one or more particular securities positions that the Fund owns or intends to acquire. Derivative Instruments on indices, in contrast, generally are used to attempt to hedge against price movements in market sectors in which the Fund has invested or expects to invest.

      The use of Derivative Instruments is subject to applicable regulations of the Securities and Exchange Commission ("SEC"), the several options and futures exchanges upon which they are traded, the Commodity Futures Trading Commission ("CFTC") and various state regulatory authorities. In addition, the Fund's ability to use Derivative Instruments may be limited by tax considerations. See "Dividends, Other Distributions and Taxes."

      In addition to the instruments, strategies and risks described below and in the Prospectus, Dreyfus expects to discover additional opportunities in connection with other Derivative Instruments. These new opportunities may become available as Dreyfus develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new techniques are developed. Dreyfus may utilize these opportunities to the extent that they are consistent with the Fund's investment objective, and permitted by the Fund's investment policies and applicable regulatory authorities.

      SPECIAL  RISKS.  The  use  of  Derivative   Instruments  involves  special
considerations and risks, certain of which are described below. Risks pertaining to particular Derivative Instruments are described in the sections that follow.

      (1) Successful use of most Derivative Instruments depends upon Dreyfus' ability not only to forecast the direction of price fluctuations of the investment involved in the transaction, but also to predict movements of the overall securities and interest rate markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.

      (2) There might be imperfect correlation, or even no correlation, between price movements of a Derivative Instrument and price movements of the investments being hedged. For example, if the value of a Derivative Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which Derivative Instruments are traded. The effectiveness of hedges using Derivative Instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

      Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match the Fund's current or anticipated investments exactly. The Fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the Fund's other investments.

      Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. The Fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in the Fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

      (3) If successful, the above-discussed strategies can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements. However, such strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements. For example, if the Fund entered into a short hedge because Dreyfus projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the Derivative Instrument. Moreover, if the price of the Derivative Instrument declined by more than the increase in the price of the security, the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not attempted to hedge at all.

      (4) As described below, the Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in Derivative Instruments involving obligations to third parties (i.e., Derivative Instruments other than purchased options). If the Fund were unable to close out its positions in such Derivative Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to close out a position in a Derivative Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction
("counterparty") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund.

      (5) The purchase and sale of Derivative Instruments could result in a loss if the counterparty to the transaction does not perform as expected and may increase portfolio turnover rates, which results in correspondingly greater commission expenses and transaction costs, and may result in certain tax consequences.

      COVER FOR DERIVATIVE INSTRUMENTS. Transactions using Derivative Instruments may expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, futures or options, or (2) cash and short-term liquid debt securities with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. The Fund will comply with SEC guidelines regarding cover for Derivative
Instruments and will, if the guidelines so require, set aside cash, U.S. Government securities or other liquid, high-grade debt securities in a segregated account with its custodian in the prescribed amount.

      Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Derivative Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the Fund's assets to cover or segregated accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

      OPTIONS. A call option gives the purchaser the right to buy, and obligates the writer to sell, the underlying investment at the agreed upon exercise price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy, the underlying investment at the agreed upon exercise price during the option period. A purchaser of an option pays an amount, known as the premium, to the option writer in exchange for rights under the option contract.

      Options on indices are similar to options on securities except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities.

      The purchase of call options can serve as a long hedge, and the purchase of put options can serve as a short hedge. Writing put or call options can enable the Fund to enhance income or yield by reason of the premiums paid by the purchasers of such options. However, if the market price of the security or other instrument underlying a put option declines to less than the exercise price on the option, minus the premium received, the Fund would expect to suffer a loss.

      Writing call options can also serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the investment appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Fund will be obligated to sell the investment at less than its market value.

      Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the investment depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to purchase the investment at more than its market value.

      The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the historical price volatility of the underlying investment and general market conditions. Options that expire unexercised have no value and the Fund could experience losses to the extent of premiums paid for them.

      The Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

      The Fund may purchase and sell both exchange-traded and over-the-counter ("OTC") options. Exchange-traded options in the United States are issued by a clearing organization that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between the Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction. The Fund will enter into only those option contracts that are listed on a national securities or commodities exchange or traded in the OTC market for which there appears to be a liquid secondary market. The Fund will not purchase put or call options that are traded on a national stock exchange in an amount exceeding 5% of its net assets.

      The Fund will not purchase or write OTC options if, as a result of such transaction, the sum of (i) the market value of outstanding OTC options purchased by the Fund, (ii) the market value of the underlying securities covered by outstanding OTC call options written by the Fund, and (iii) the market value of all other assets of the Fund that are illiquid or are not otherwise readily marketable, would exceed 15% of the net assets of the Fund, taken at market value. However, if an OTC option is sold by the Fund to a primary U.S. Government securities dealer recognized by the Federal Reserve Bank of New York and the Fund has the unconditional contractual right to repurchase such OTC option from the dealer at a predetermined price, then the Fund will treat as illiquid such amount of the underlying securities as is equal to the repurchase price less the amount by which the option is "in-the-money" (the difference between the current market value of the underlying securities and the option's strike price). The repurchase price with primary dealers is typically a formula price that is generally based on a multiple of the premium received for the option plus the amount by which the option is "in-the-money."

      The Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. Although the Fund will enter into OTC options only with major dealers in unlisted options, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, the Fund might be unable to close out an OTC option position at any time prior to its expiration.

      If the Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

      The Fund may write only covered call options on securities. A call option is covered if the Fund owns the underlying security or a call option on the same security with a lower strike price.

      FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. When the Fund purchases a futures contract, it incurs an obligation to take delivery of a specified amount of the obligation underlying the futures contract at a specified time in the future for a specified price. When the Fund sells a futures contract, it incurs an obligation to deliver a specified amount of the obligation underlying the futures contract at a specified time in the future for an agreed upon price. With respect to index futures, no physical transfer of the securities underlying the index is made. Rather, the parties settle by exchanging in cash an amount based on the difference between the contract price and the closing value of the index on the settlement date.

      When the Fund writes an option on a futures contract, it becomes obligated, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time during the term of the option. If the Fund writes a call, it assumes a short futures position. If the Fund writes a put, it assumes a long futures position. When the Fund purchases an option on a futures contract, it acquires the right, in return for the premium it pays, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put).

      The purchase of futures or call options on futures can serve as a long hedge, and the sale of futures or the purchase of put options on futures can serve as a short hedge. Writing call options on futures contracts can serve as a limited short hedge, using a strategy similar to that used for writing call options on securities or indices. Similarly, writing put options on futures contracts can serve as a limited long hedge.

      No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract the Fund is required to deposit "initial margin" consisting of cash or U.S. Government securities in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Fund may be required by an exchange to increase the level of its initial margin payment.

      Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking-to-market." Variation margin does not involve borrowing, but rather represents a daily settlement of the Fund's obligations to or from a futures broker. When the Fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when the Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

      Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. Although the Fund intends to enter into futures and options on futures only on exchanges or boards of trade where there appears to be a liquid secondary market, there can be no assurance that such a market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

      Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

      If the Fund were unable to liquidate a futures or options on futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

      To the extent  that the Fund  enters into  futures  contracts,  options on futures contracts, or options on foreign currencies traded on an exchange regulated by the CFTC, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money" at the time of purchase) will not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. This policy does not limit to 5% the percentage of the Fund's assets that are at risk in futures contracts and options on futures contracts.

      The Fund will not enter into futures contracts to the extent that its outstanding obligations under these contracts would exceed 25% of the Fund's total assets.

      CERTAIN INVESTMENTS. From time to time, to the extent consistent with its investment objective, policies and restrictions, the Fund may invest in securities of companies with which Mellon Bank, N.A. ("Mellon Bank"), an affiliate of Dreyfus, has a lending relationship.

      MASTER/FEEDER OPTION. The Company may in the future seek to achieve the Fund's investment objective by investing all of the Fund's net investable assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to the Fund. Shareholders of the Fund will be given at least 30 days' prior notice of any such investment. Such investment would be made only if the Company's Board of Directors determines it to be in the best interest of the Fund and its shareholders. In making that determination, the Company's Board of Directors will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiency. Although the Fund believes that the Company's Board of Directors will not approve an arrangement that is likely to result in higher costs, no assurance is given that costs will be materially reduced if this option is implemented.

INVESTMENT RESTRICTIONS

      FUNDAMENTAL. The following limitations have been adopted by the Fund. The Fund may not change any of these fundamental investment limitations without the consent of: (a) 67% or more of the shares present at a meeting of shareholders duly called if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy; or (b) more than 50% of the outstanding shares of the Fund, whichever is less. The Fund may not:

      1. Purchase any securities which would cause more than 25% of the value of the Fund's total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal activities in the same industry. (For purposes of this limitation, U.S. Government securities, and state or municipal governments and their political subdivisions are not considered members of any industry. In addition, this limitation does not apply to investments in domestic banks, including U.S. branches of foreign banks and foreign branches of U.S. banks.)

      2. Borrow money or issue senior securities as defined in the 1940 Act except that (a) the Fund may borrow money in an amount not exceeding one-third of the Fund's total assets at the time of such borrowings, and (b) the Fund may issue multiple classes of shares. The purchase or sale of futures contracts and related options shall not be considered to involve the borrowing of money or issuance of senior securities.

      3. Purchase with respect to 75% of the Fund's total assets securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

      4. Make loans or lend securities, if as a result thereof more than one-third of the Fund's total assets would be subject to all such loans. For purposes of this limitation debt instruments and repurchase agreements shall not be treated as loans.

      5. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate, including mortgage loans, or securities of companies that engage in real estate business or invest or deal in real estate or interests therein).

      6. Underwrite securities issued by any other person, except to the extent that the purchase of securities and later disposition of such securities in accordance with the Fund's investment program may be deemed an underwriting.

      7. Purchase or sell commodities except that the Fund may enter into futures contracts and related options, forward currency contracts and other similar instruments.

      NONFUNDAMENTAL. The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its investable assets in securities of a single open-end management investment company with substantially the same investment objective, policies and limitations as the Fund.

      The  Fund   has   adopted   the   following   additional   non-fundamental
restrictions.   These  non-fundamental   restrictions  may  be  changed  without
shareholder approval, in compliance with applicable law and regulatory policy.

      1. The Fund shall not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling short.

      2. The Fund shall not purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options shall not constitute purchasing securities on margin.

      3. The Fund shall not purchase oil, gas or mineral leases.

      4. The Fund will not purchase or retain the securities of any issuer if the officers or Directors of the Fund, its advisers, or managers, owning beneficially more than one half of one percent of the securities of such issuer, together own beneficially more than 5% of such securities.

      5. The Fund will not purchase securities of issuers (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof), including their predecessors, that have been in operation for less than three years, if by reason thereof, the value of the Fund's investment in securities would exceed 5% of the Fund's total assets. For purposes of this limitation, sponsors, general partners, guarantors and originators of underlying assets may be treated as the issuer of a security.

      6. The Fund will invest no more than 15% of the value of its net assets in illiquid securities, including repurchase agreements with remaining maturities in excess of seven days, time deposits with maturities in excess of seven days and other securities which are not readily marketable. For purposes of this limitation, illiquid securities shall not include commercial obligations issued in reliance on the so-called "private placement" exception from registration afforded by Section 4(2) of the Securities Act of 1933 as amended and securities which may be resold under Rule 144A under the 1933 Act, provided that the Board of Directors, or its delegate, determines that such securities are liquid based upon the trading markets for the specific security.

      7. The Fund may not invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets and except to the extent otherwise permitted by the 1940 Act.

      8. The Fund shall not purchase any security while borrowings representing more than 5% of the Fund's total assets are outstanding.

      9. The Fund will not  purchase  warrants if at the time of such  purchase:
(a) more than 5% of the value of the Fund's assets would be invested in warrants, or (b) more than 2% of the value of the Fund's assets would be invested in warrants that are not listed on the New York or American Stock Exchange (for purposes of this limitation, warrants acquired by the Fund in units or attached to securities will be deemed to have no value).

      10. The Fund will not purchase puts, calls, straddles, spreads and any combination thereof if by reason thereof the value of its aggregate investment in such classes of securities would exceed 5% of its total assets except that:
(a) this limitation shall not apply to standby commitments, and (b) this limitation shall not apply to the Fund's transactions in futures contracts and related options.

      As an operating policy, the Fund will not invest more than 25% of the value of its total assets, at the time of such purchase in domestic banks, including U.S. branches of foreign banks and foreign branches of U.S. banks. The Company's Board of Directors may change this policy without shareholder approval. Notice will be given to shareholders if this policy is changed by the Board.

      If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in such percentage resulting from a change in the values of assets will not constitute a violation of such restriction, except as otherwise required by the 1940 Act.

      If the Fund's investment objective, policies, restrictions, practices or procedures change, shareholders should consider whether the Fund remains an appropriate investment in light of the shareholder's then-current position and needs.


                             MANAGEMENT OF THE FUND

FEDERAL LAW AFFECTING MELLON BANK

      The Glass-Steagall Act of 1933 prohibits national banks from engaging in the business of underwriting, selling or distributing securities and prohibits a member bank of the Federal Reserve System from having certain affiliations with an entity engaged principally in that business. The activities of Mellon Bank in informing its customers of, and performing, investment and redemption services in connection with the Fund, and in providing services to the Fund as custodian, as well as Dreyfus' investment advisory activities, may raise issues under these provisions. Mellon Bank has been advised by counsel that the activities contemplated under these arrangements are consistent with statutory and regulatory obligations.

      Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of such future statutes and regulations, could prevent Mellon Bank or Dreyfus from continuing to perform all or a part of the above services for its customers and/or the Fund. If Mellon Bank or Dreyfus were prohibited from serving the Fund in any of its present capacities, the Board of Directors would seek an alternative provider(s) of such services.

DIRECTORS OF THE COMPANY

      The Company's Board is responsible for the management and supervision of the Fund. The Board approves all significant agreements between the Company, on behalf of the Fund, and those companies that furnish services to the Fund. These companies are as follows:

     The Dreyfus  Corporation.................................Investment Adviser
     Premier Mutual Fund Services, Inc...............................Distributor
     Dreyfus Transfer, Inc........................................Transfer Agent
     Mellon Bank..........................................Custodian for the Fund

      The Company has a Board composed of nine Directors. The following lists the Directors and officers and their positions with the Company and their present and principal occupations during the past five years. Each Director who is an "interested person" of the Company (as defined in the 1940 Act) is indicated by an asterisk(*). Each of the Directors also serves as a Trustee of The Dreyfus/Laurel Funds Trust and The Dreyfus/Laurel Tax-Free Municipal Funds

(collectively, with the Company, the "Dreyfus/Laurel Funds") and the Dreyfus High Yield Strategies Fund.


o+JOSEPH S. DIMARTINO, Chairman of the Board of the Company. Since January 1995,
      Mr. DiMartino has served as Chairman of the Board for various funds in the Dreyfus Family of Funds. He is also a Director of The Noel Group, Inc., a venture capital company (for which from February 1995 until November 1997, he was Chairman of the Board), The Muscular Dystrophy Association, HealthPlan Services Corporation, a provider of marketing, administrative and risk management services to health and other benefit programs, Carlyle Industries, Inc. (formerly Belding Heminway Company, Inc.), a button packager and distributor, Century Business Services, Inc. (formerly, International Alliance Services, Inc.), a provider of various outservicing functions for small and medium sized companies, and Career Blazers Inc. (formerly, Staffing Resources) a temporary placement agency. Mr. DiMartino is also a Board member of 152 other funds in the Dreyfus Family of Funds. For more than five years prior to January 1995, he was President, a director and, until August 24, 1994, Chief Operating Officer of Dreyfus and Executive Vice President and a director of Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus. From August 1994 to December 31, 1994, he was a director of Mellon Bank Corporation. Age: 55 years old. Address: 200 Park Avenue, New York, New York 10166.

o+JAMES M.  FITZGIBBONS.  Director  of  the  Company;  Director,  Lumber  Mutual
      Insurance Company;  Director,  Barrett Resources,  Inc. Age: 64 years old.
      Address: 40 Norfolk Road, Brookline, Massachusetts 02167.

o*J.  TOMLINSON FORT.  Director of the Company;  Partner,  Reed,  Smith,  Shaw &
      McClay (law firm). Age: 70 years old. Address: 204 Woodcock Drive, Pittsburgh, Pennsylvania 15215.

o+ARTHUR  L.  GOESCHEL.   Director  of  the  Company;  Director,  Calgon  Carbon
      Corporation; Director, Cerex Corporation; former Chairman of the Board and Director, Rexene Corporation. Age: 77 years old. Address: Way Hallow Road and Woodland Road, Sewickley, Pennsylvania 15143.

o+KENNETH A.  HIMMEL.  Director  of the  Company;  former  Director,  The Boston
      Company, Inc. ("TBC") and Boston Safe Deposit and Trust Company; President and Chief Executive Officer, Himmel & Co., Inc.; Vice Chairman, Sutton Place Gourmet, Inc.; Managing Partner, Franklin Federal Partners. Age: 52 years old. Address: 625 Madison Avenue, New York, New York 10022.

o+STEPHEN  J.  LOCKWOOD.  Director  of  the  Company;  President  and  CEO,  LDG
      Management Company Inc.; CEO, LDG Reinsurance Underwriters, SRRF Management Inc. and Medical Reinsurance Underwriters Inc. Age: 51 years old. Address: 401 Edgewater Place, Wakefield, Massachusetts 01880.

o+JOHN J. SCIULLO.  Director of the Company; Dean Emeritus and Professor of Law,
      Duquesne University Law School; Director, Urban Redevelopment Authority of Pittsburgh; Member of Advisory Committee, Decedents Estates Laws of Pennsylvania. Age: 67 years old. Address: 321 Gross Street, Pittsburgh, Pennsylvania 15224.

o+ROSLYN M. WATSON. Director of the Company;  Principal,  Watson Ventures, Inc.;
      Director,  American  Express  Centurion  Bank;  Director,  Harvard/Pilgrim
      Community Health Plan, Inc.; Director, Massachusetts Electric Company; Director, the Hyams Foundation, Inc. Age: 49 years old. Address: 25 Braddock Park, Boston, Massachusetts 02116-5816.

o+BENAREE  PRATT  WILEY.  Director  of the  Company;  President  and  CEO of The
      Partnership, an organization dedicated to increasing the representation of African Americans in positions of leadership, influence and decision-making in Boston, MA; Trustee, Boston College; Trustee, WGBH Educational Foundation; Trustee, Children's Hospital; Director, The Greater Boston Chamber of Commerce; Director, The First Albany Companies, Inc.; from April 1995 to March 1998, Director, TBC, an affiliate of Dreyfus. Age: 52 years old. Address: 334 Boylston Street, Suite 400, Boston, Massachusetts.

_________________________
* "Interested person" of the Company, as defined in the 1940 Act. . Member of the Audit Committee.
+ Member of the Nominating Committee.

OFFICERS OF THE COMPANY

#MARGARET W. CHAMBERS.  Vice President and Secretary of the Company. Senior Vice
      President and General Counsel of Funds Distributor, Inc. From August 1996 to March 1998, she was Vice President and Assistant General Counsel for Loomis, Sayles & Company, L.P. From January 1986 to July 1996, she was an associate with the law firm of Ropes & Gray. Age: 39 years old.

#MARIE E. CONNOLLY.  President  and Treasurer of the Company.  President,  Chief
      Executive Officer, Chief Compliance Officer and a director of the Distributor and Funds Distributor, Inc., the ultimate parent of which is Boston Institutional Group, Inc. Age: 41 years old.

#DOUGLAS C.  CONROY.  Vice  President  and  Assistant  Secretary of the Company.
      Assistant Vice President of Funds Distributor, Inc. From April 1993 to January 1995, he was a Senior Fund Accountant for Investors Bank & Trust Company. Age: 29 years old.

#CHRISTOPHER J. KELLEY.  Vice President and Assistant  Secretary of the Company.
      Vice President and Senior Associate General Counsel of Funds Distributor, Inc. From April 1994 to July 1996, Mr. Kelley was Assistant Counsel at Forum Financial Group. From October 1992 to March 1994, Mr. Kelley was employed by Putnam Investments in legal and compliance capacities. Age: 34 years old.

#KATHLEEN K. MORRISEY.  Vice  President and Assistant  Secretary of the Company.
      Manager of Treasury Services Administration of Funds Distributor, Inc. From July 1994 to November 1995, she was a Fund Accountant for Investors Bank & Trust Company. Age: 26 years old.

#MARY A. NELSON.  Vice  President and Assistant  Treasurer of the Company.  Vice
      President of the Distributor and Funds Distributor, Inc. From September 1989 to July 1994, she was an Assistant Vice President and Client Manager for TBC. Age: 34 years old.

#MICHAEL S.  PETRUCELLI.  Vice  President,  Assistant  Treasurer  and  Assistant
      Secretary of the Company. Senior Vice President and director of Strategic Client Initiatives of Funds Distributor, Inc. From December 1989 through November, 1996, he was employed by GE Investment Services where he held various financial, business development and compliance positions. He also served as Treasurer of the GE Funds and as Director of GE Investment Services. Age: 37 years old.

#STEPHANIE PIERCE. Vice President, Assistant Treasurer and Assistant Secretary of the Company. Vice President and Client Development Manager of Funds Distributor, Inc. From April 1997 to March 1998, she was employed as a Relationship Manager with Citibank, N.A. From August 1995 to April 1997, she was an Assistant Vice President with Hudson Valley Bank, and from September 1990 to August 1995, she was a Second Vice President with Chase Manhattan Bank. Age: 30 years old.

#GEORGE A. RIO. Vice President and Assistant Treasurer of the Company. Executive
      Vice President and Client Service Director of Funds Distributor, Inc. From June 1995 to March 1998, he was Senior Vice President and Senior Key Account Manager for Putnam Mutual Funds. From May 1994 to June 1995, he was Director of Business Development for First Data Corporation. From September 1983 to May 1994, he was Senior Vice President and Manager of Client Services and Director of Internal Audit at TBC. Age: 44 years old.

#JOSEPH F. TOWER,  III. Vice  President and Assistant  Treasurer of the Company.
      Senior Vice President, Treasurer, Chief Financial Officer and a Director of the Distributor and Funds Distributor, Inc. From 1988 to August 1994, he was employed by TBC where he held various management positions in the Corporate Finance and Treasury areas. Age: 37 years old.

#ELBA VASQUEZ. Vice President and Assistant Secretary of the Company.  Assistant
      Vice President of Funds Distributor, Inc. From March 1990 to May 1996, she was employed by U.S. Trust Company of New York, where she held various sales and marketing positions. Age: 37 years old.

---------------------------
# Officer also serves as an officer for other investment companies advised by Dreyfus, including The Dreyfus/Laurel Funds Trust and The Dreyfus/Laurel Tax-Free Municipal Funds.

      The address of each officer of the Company is 200 Park Avenue, New York, New York 10166.

      No officer or employee of the Distributor (or of any parent, subsidiary or affiliate thereof) receives any compensation from the Company for serving as an officer or Director of the Company. In addition, no officer or employee of Dreyfus (or of any parent, subsidiary or affiliate thereof) serves as an officer or Director of the Company. Effective July 1, 1998, the Dreyfus/Laurel Funds pay each Director/Trustee who is not an "interested person" of the Company (as defined in the 1940 Act) $40,000 per annum, plus $5,000 per joint Dreyfus/Laurel Funds Board meeting attended, $2,000 for separate committee meetings attended which are not held in conjunction with a regularly scheduled Board meeting and $500 for Board meetings and separate committee meetings attended that are conducted by telephone. The Dreyfus/Laurel Funds also reimburse each Director/Trustee who is not an "interested person" of the Company (as defined in the 1940 Act) for travel and out-of-pocket expenses. The Chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts). In the event that there is a joint committee meeting of the Dreyfus/Laurel Funds and the Dreyfus High Yield Strategies Fund, the $2,000 fee will be allocated between the Dreyfus/Laurel Funds and the Dreyfus High Yield Strategies Fund. The compensation structure described in this paragraph is referred to hereinafter as the "Current Compensation Structure."

      In addition, the Company currently has three Emeritus Board members who are entitled to receive an annual retainer and a per meeting fee of one-half the amount paid to them as Board members pursuant to the Current Compensation Structure.

      Prior to July 1, 1998, the Dreyfus/Laurel Funds paid each Director/Trustee who was not an "interested person" of the Company (as defined in the 1940 Act) $27,000 per annum (and an additional $25,000 for the Chairman of the Board of Directors/Trustees of the Dreyfus/Laurel Funds) and $1,000 per joint Dreyfus/Laurel Funds Board meeting attended, plus $750 per joint Dreyfus/Laurel Funds Audit Committee meeting attended, and reimbursed each such Director/Trustee for travel and out-of-pocket expenses (the "Former Compensation Structure").

      The aggregate amount of fees and expenses received by each current Director from the Company for the fiscal year ended October 31, 1998, and from all other funds in the Dreyfus Family of Funds for which such person is a Board member for the year ended December 31, 1998, pursuant to the Former Compensation Structure for the period from November 1, 1997 through June 30, 1998 and the Current Compensation Structure for the period from July 1, 1998 through October 31, 1998, were as follows:



                                                                                Total Compensation
                                                                                From the Company
                                            Aggregate                           and Fund Complex
Name of Board                               Compensation                        Paid to Board
Member                                      From the Company#                   Member****
-------------                               -----------------                   ------------------

Joseph S. DiMartino*

James M. Fitzgibbons

J. Tomlinson Fort**                          none                                none

Arthur L. Goeschel

Kenneth A. Himmel

Stephen J. Lockwood

John J. Sciullo

Roslyn M. Watson

Benaree Pratt Wiley***

______________________

# Amounts required to be paid by the Company directly to the non-interested Directors, that would be applied to offset a portion of the management fee payable to Dreyfus, are in fact paid directly by Dreyfus to the non-interested Directors. Amount does not include reimbursed expenses for attending Board meetings, which amounted to $[ ] for the Company.

* Mr. DiMartino became Chairman of the Board of the Dreyfus/Laurel Funds on January 1, 1999.

** J. Tomlinson Fort is paid directly by Dreyfus for serving as a Board member of the Company and the funds in the Dreyfus/Laurel Funds and separately by the Dreyfus High Yield Strategies Fund. For the fiscal year ended October 31, 1998, the aggregate amount of fees and expenses received by J. Tomlinson Fort from Dreyfus for serving as a Board member of the Company was ______________________. For the year ended December 31, 1998, the aggregate amount of fees and expenses received by Mr. Fort for serving as a Board member of all funds in the Dreyfus/Laurel Funds (including the Company) and Dreyfus High Yield Strategies Fund (for which payment is made directly by the fund) was ______________________. In addition, Dreyfus reimbursed Mr. Fort a total of $__________________ for expenses attributable to the Company's Board meetings which is not included in the $__________________ amount in note # above.

*** Payments to Ms. Wiley were for the period from April 23, 1998 (the date she was elected as a Board member) through October 31, 1998.

****The Dreyfus Family of Funds consists of ___ mutual funds.

      The officers and Directors of the Company as a group owned beneficially less than 1% of the total shares of the Fund outstanding as of November __, 1998.

      [As of November _, 1998, the following shareholder(s) owned of record 5% or more of Fund shares: ]

                             MANAGEMENT ARRANGEMENTS

      The following information supplements and should be read in conjunction with the sections in the Fund's Prospectus entitled "Expenses" and "Management."

      Dreyfus is a wholly-owned subsidiary of Mellon Bank Corporation ("Mellon"). Mellon is a publicly owned multibank holding company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets. Mellon is among the twenty-five largest bank holding companies in the United States based on total assets.

      MANAGEMENT AGREEMENT. Dreyfus serves as the investment manager for the Fund pursuant to an Investment Management Agreement with the Company dated April 4, 1994 (the "Management Agreement"), transferred to Dreyfus as of October 17, 1994, subject to the overall authority of the Company's Board of Directors in accordance with Maryland law. Pursuant to the Management Agreement, Dreyfus provides, or arranges for one or more third parties to provide, investment advisory, administrative, custody, fund accounting and transfer agency services to the Fund. As investment manager, Dreyfus manages the Fund by making investment decisions based on the Fund's investment objective, policies and restrictions. The Management Agreement is subject to review and approval at least annually by the Board of Directors. The Management Agreement will continue from year to year provided that a majority of the Directors who are not "interested persons" of the Company and either a majority of all Directors or a majority of the shareholders of the Fund approve its continuance. The Management Agreement was last approved by the Board of Directors on ____________, 1999 to continue until _________, 2000. The Company may terminate the Management Agreement upon the vote of a majority of the Board of Directors or upon the vote of a majority of the Fund's outstanding voting securities on sixty days' written notice to Dreyfus. Dreyfus may terminate the Management Agreement upon sixty
(60) days' written notice to the Company. The Management Agreement will terminate immediately and automatically upon its assignment.

      The following persons are officers and/or directors of Dreyfus: W. Keith Smith, Chairman of the Board; Christopher M. Condron, President, Chief Executive Officer, Chief Operating Officer and a director; Stephen E. Canter, Vice Chairman, Chief Investment Officer and a director; Lawrence S. Kash, Vice Chairman-Distribution and a director; Ronald P. O'Hanley III, Vice Chairman; J. David Officer, Vice Chairman and a director; William T. Sandalls, Jr., Executive Vice President; Mark N. Jacobs, Vice President, General Counsel and Secretary; Patrice M. Kozlowski, Vice President-Corporate Communications; Mary Beth Leibig, Vice President-Human Resources; Andrew S. Wasser, Vice-President-Information Systems; Theodore A. Schachar, Vice President; Wendy Strutt, Vice President;

Richard Terres, Vice President; William H. Maresca, Controller; James Bitetto, Assistant Secretary; Steven F. Newman, Assistant Secretary; and Mandell L. Berman, Burton C. Borgelt, Frank V. Cahouet and Richard F. Syron, directors.

      EXPENSES. Under the Management Agreement, the Fund has agreed to pay Dreyfus a monthly fee at the annual rate of .20% of the value of the Fund's average daily net assets. Dreyfus pays all of the Fund's expenses, except brokerage fees, taxes, interest, fees and expenses of the non-interested directors (including counsel fees), Rule 12b-1 fees (if applicable) and extraordinary expenses. Although Dreyfus does not pay for the fees and expenses of the non-interested Directors (including counsel fees), Dreyfus is contractually required to reduce its investment management fee by an amount equal to the Fund's allocable share of such fees and expenses. From time to time, Dreyfus may voluntarily waive a portion of the investment management fees payable by the Fund, which would have the effect of lowering the expense ratio of the Fund and increasing return to investors. Expenses attributable to the Fund are charged against the Fund's assets; other expenses of the Company are allocated among its funds on the basis determined by the Board, including, but not limited to, proportionately in relation to the net assets of each fund.


      For the last three fiscal years, the Fund has had the following expenses:

                                        For the Fiscal Year Ended October 31,
                                        -------------------------------------

                                          1998          1997           1996
                                          ----          ----           ----

Management fees (gross of waiver)                    $1,246,259      $631,728
Expense Reimbursement from
investment manager                         --            --             --


      THE DISTRIBUTOR. Premier Mutual Fund Services, Inc. (the "Distributor"), located at 60 State Street, Boston, Massachusetts 02109, serves as the Fund's distributor on a best efforts basis pursuant to an agreement which is renewable annually. Dreyfus may pay the Distributor for shareholder services from Dreyfus' own assets, including past profits but not including the management fee paid by the Fund. The Distributor may use part or all of such payments to pay certain banks, securities brokers or dealers and other financial institutions ("Agents") for these services. The Distributor also acts as sub-administrator for the Fund and as distributor for the other funds in the Dreyfus Family of Funds.

                               PURCHASE OF SHARES

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTIONS IN THE FUND'S PROSPECTUS ENTITLED "ACCOUNT POLICIES," "SERVICES FOR FUND INVESTORS," "INSTRUCTIONS FOR REGULAR ACCOUNTS," AND "INSTRUCTIONS FOR IRAS."

      GENERAL. The Fund reserves the right to reject any purchase order.

      The minimum initial investment is $5,000 for Dreyfus-sponsored Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, SEP-IRAs and rollover IRAs) and 403(b)(7) Plans with only one participant. For all other accounts, the minimum initial investment is $10,000. Subsequent investments must be at least $1,000 (or at least $100 in the case of persons who have held Fund shares since September 14, 1995). There is no minimum on subsequent purchases for holders of Fund shares in a Dreyfus-sponsored Keogh Plan, IRA or 403(b)(7) Plan with only one participant account since September 14, 1995. The initial investment must be accompanied by the Account Application. The Fund reserves the right to offer Fund shares without regard to minimum purchase requirements to employees participating in certain qualified or non-qualified employee benefit plans or other programs where contributions or account information can be transmitted in a manner and form acceptable to the Fund. The Fund reserves the right to vary further the initial and subsequent investment minimum requirements at any time.

      The Internal Revenue Code of 1986, as amended (the "Code") imposes various limitations on the amount that may be contributed annually to certain qualified or non-qualified employee benefit plans or other programs, including pension, profit-sharing and other deferred compensation plans, whether established by corporations, partnerships, non-profit entities or state and local governments ("Retirement Plans"). These limitations apply with respect to participants at the plan level and, therefore, do not directly affect the amount that may be invested in the Fund by a Retirement Plan. Participants and plan sponsors should consult their tax advisers for details.

      Management understands that some Agents may impose certain conditions on their clients which are different from those described in the Fund's Prospectus and this Statement of Additional Information, and, to the extent permitted by applicable regulatory authority, may charge their clients direct fees. You should consult your Agent in this regard.

      Fund shares are sold on a continuous basis. NAV per share is determined as of the close of trading on the floor of the New York Stock Exchange ("NYSE") (currently 4:00 p.m., New York time), on each day the NYSE is open for business. For purposes of determining NAV, options and futures contracts will be valued 15 minutes after the close of trading on the floor of the NYSE. NAV per share is computed by dividing the value of the Fund's net assets (i.e., the value of its assets less liabilities) by the total number of Fund shares outstanding. For further information regarding the methods employed in valuing the Fund's investments, see "Determination of Net Asset Value".

      Orders for the purchase of Fund shares received by dealers by the close of trading on the floor of the NYSE on any business day and transmitted to the Distributor or its designee by the close of its business day (normally 5:15 p.m., New York time) will be based on NAV determined as of the close of trading on the floor of the NYSE on that day. Otherwise, the orders will be based on the next determined NAV. It is the dealers' responsibility to transmit orders so that they will be received by the Distributor or its designee before the close of its business day. For certain institutions that have entered into agreements with the Distributor, payment for the purchase of Fund shares may be transmitted, and must be received by the Transfer Agent, within three business days after the order is placed. If such payment is not received within three business days after the order is placed, the order may be canceled and the institution could be held liable for resulting fees and/or losses.

      The Distributor may pay dealers a fee of up to .5% of the amount invested through such dealers in Fund shares by employees participating in qualified employee benefit plans or other programs where (i) the employers or affiliated employers maintaining such plans or programs have a minimum of 250 employees eligible for participation in such plans or programs or (ii) such plan's or program's aggregate investment in the Dreyfus Family of Funds or certain other products made available by the Distributor to such plans or programs exceeds $1,000,000 ("Eligible Benefit Plans"). Shares of funds in the Dreyfus Family of Funds then held by Eligible Benefit Plans will be aggregated to determine the fee payable. The Distributor reserves the right to cease paying these fees at any time. The Distributor will pay such fees from its own funds, other than amounts received from the Fund, including past profits or any other source available to it.

      Federal   regulations  require  that  you  provide  a  certified  taxpayer identification number ("TIN") upon opening or reopening an account. See the Fund's Account Application for further information concerning this requirement. Failure to furnish a certified TIN to the Fund could subject you to a $50 penalty imposed by the Internal Revenue Service.

      DREYFUS TELETRANSFER PRIVILEGE. You may purchase shares by telephone through the Dreyfus TeleTransfer Privilege if you have checked the appropriate box and supplied the necessary information on the Account Application or have filed a Shareholder Services Form with the Transfer Agent. The proceeds will be transferred between the bank account designated in one of these documents and your Fund account. Only a bank account maintained in a domestic financial institution which is an Automated Clearing House ("ACH") member may be so designated. Dreyfus TeleTransfer purchase orders may be made at any time. Purchase orders received by 4:00 p.m. New York time, on any business day that the Transfer Agent and the NYSE are open for business will be credited to the shareholder's Fund account on the next bank business day following such purchase order. Purchase orders made after 4:00 p.m. New York time, on any business day the Transfer Agent and the NYSE are open for business, or orders made on Saturday, Sunday or any Fund holiday (e.g., when the NYSE is not open for business), will be credited to the shareholder's Fund account on the second bank business day following such purchase order. To qualify to use the Dreyfus TeleTransfer Privilege, the initial payment for purchase of Fund shares must be drawn on, and redemption proceeds paid to, the same bank and account as are designated on the Account Application or Shareholder Services Form on file. If the proceeds of a particular redemption are to be wired to an account at any other bank, the request must be in writing and signature-guaranteed. See "Redemption of Shares - Dreyfus TeleTransfer Privilege." The Fund may modify or terminate this Privilege at any time or charge a service fee upon notice to shareholders. No such fee currently is contemplated.

      REOPENING AN ACCOUNT. An investor may reopen an account with a minimum investment of $100 without filing a new Account Application during the calendar year the account is closed or during the following calendar year, provided the information on the old Account Application is still applicable.

      IN-KIND PURCHASES. If the following conditions are satisfied, the Fund may at its discretion, permit the purchase of shares through an "in-kind" exchange of securities. Any securities exchanged must meet the investment objective, policies and limitations of the Fund, must have a readily ascertainable market value, must be liquid and must not be subject to restrictions on resale. The market value of any securities exchanged, plus any cash, must be at least equal to $25,000. Shares purchased in exchange for securities generally cannot be redeemed for fifteen days following the exchange in order to allow time for the transfer to settle.

      The basis of the exchange will depend upon the relative NAV of the shares purchased and securities exchanged. Securities accepted by the Fund will be valued in the same manner as the Fund values its assets. Any interest earned on the securities following their delivery to the Fund and prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities become the property of the Fund, along with the securities. For further information about "in-kind" purchases, call 1-800-645-6561.

      SHARE CERTIFICATES. Share certificates are issued upon written request only. No certificates are issued for fractional shares.


                              REDEMPTION OF SHARES

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION IN THE FUND'S PROSPECTUS ENTITLED "ACCOUNT POLICIES," "SERVICES FOR FUND INVESTORS," "INSTRUCTIONS FOR REGULAR ACCOUNTS" AND "INSTRUCTIONS FOR IRAS."

      GENERAL. The Fund imposes no charges when shares are redeemed. Agents may charge their clients a fee for effecting redemptions of Fund shares. Any certificates representing Fund shares being redeemed must be submitted with the redemption request. The value of the shares redeemed may be more or less than their original cost depending upon the Fund's then-current NAV.

      PROCEDURES. You may redeem Fund shares by using the regular redemption procedure through the Transfer Agent, or through the Telephone Redemption Privilege, which is granted automatically unless you specifically refuse it by checking the applicable "No" box on the Account Application. The Telephone Redemption Privilege may be established for an existing account by a separate signed Shareholder Services Form or by oral request from any of the authorized signatories on the account by calling 1-800-645-6561. You also may redeem shares through the Wire Redemption Privilege or the Dreyfus TeleTransfer Privilege if you have checked the appropriate box and supplied the necessary information on the Account Application or have filed a Shareholder Services From with the Transfer Agent. If you are a client of certain Agents ("Selected Dealers"), you can also redeem Fund shares through the Selected Dealer. Other redemption procedures may be in effect for clients of other Agents and institutions. The Fund makes available to certain large institutions the ability to issue redemption instructions through compatible computer facilities. The Fund reserves the right to refuse any request made by telephone, including requests made shortly after a change of address, and may limit the amount involved or the number of such requests. The Fund may modify or terminate any redemption privilege at any time or change a service fee upon notice to shareholders. No such fee currently is contemplated. Shares held under Keogh Plans, IRAs, or other retirement plans, and share for which certificates have been issued, are not eligible for the Wire Redemption, Telephone Redemption or TeleTransfer Privilege.

      The Telephone Redemption Privilege or Telephone Exchange Privilege authorizes the Transfer Agent to act on telephone instructions (including of The Dreyfus Touch(REGISTRATIONMARK) automated telephone system) from any person representing himself or herself to be you, or a representative of your Agent, and reasonably believed by the Transfer Agent to be genuine. The Fund will require the Transfer Agent to employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine and, if it does not follow such procedures, the Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions. Neither the Fund nor the Transfer Agent will be liable for following telephone instructions reasonably believed to be genuine.

      During times of drastic economic or market conditions, you may experience difficulty in contacting the Transfer Agent by telephone to request a redemption or an exchange of Fund shares. In such cases, you should consider using the other redemption procedures described herein. Use of these other redemption procedures may result in your redemption request being processed at a later time than it would have been if telephone redemption had been used. During the delay, the Fund's NAV may fluctuate.

      REDEMPTION THROUGH A SELECTED DEALER. Customers of Selected Dealers may make redemption requests to their Selected Dealer. If the Selected Dealer transmits the redemption request so that it is received by the Transfer Agent prior to the close of trading on the floor of the NYSE (currently 4:00 p.m., New York time), the redemption request will be effective on that day. If a redemption request is received by the Transfer Agent after the close of trading on the floor of the New York Stock Exchange, the redemption request will be effective on the next business day. It is the responsibility of the Selected Dealer to transmit a request so that it is received in a timely manner. The proceeds of the redemption are credited to your account with the Selected Dealer.

      In addition, the Distributor will accept orders from Selected Dealers with which it has sales agreements for the repurchase of Fund shares held by shareholders. Repurchase orders received by dealers by the close of trading on the floor of the NYSE on any business day and transmitted to the Distributor or its designee prior to the close of its business day (normally 5:15 p.m., New York time) are effected at the price determined as of the close of trading on the floor of the NYSE on that day. Otherwise, the Fund shares will be redeemed at the next determined NAV. It is the responsibility of the Selected Dealer to transmit orders on a timely basis. The Selected Dealer may charge the shareholder a fee for executing the order. This repurchase arrangement is discretionary and may be withdrawn at any time.

      WIRE REDEMPTION PRIVILEGE. By using this Privilege, the investor authorizes the Transfer Agent to act on wire, telephone or letter redemption instructions from any person representing himself or herself to be the investor, or a representative of the investor's Agent, and reasonably believed by the Transfer Agent to be genuine. Ordinarily, the Fund will initiate payment for shares redeemed pursuant to this Privilege on the next business day after receipt by the Transfer Agent of the redemption request in proper form. Redemption proceeds ($1,000 minimum), will be transferred by Federal Reserve wire only to the commercial bank account specified by the investor on the Account Application or Shareholder Services Form, or a correspondent bank if the investor's bank is not a member of the Federal Reserve System. Fees ordinarily are imposed by such bank and usually are borne by the investor. Immediate notification by the correspondent bank to the investor's bank is necessary to avoid a delay in crediting the funds to the investor's bank account.

      Investors with access to telegraphic equipment may wire redemption requests to the Transfer Agent by employing the following transmittal code which may be used for domestic or overseas transmissions:

                                          Transfer Agent's
            Transmittal Code              Answer Back Sign
            ----------------              ----------------

            144295                        144295 TSSG PREP

      Investors who do not have direct access to telegraphic equipment may have the wire transmitted by contracting a TRT Cables operator at 1-800-654-7171, toll free. Investors should advise the operator that the above transmittal code must be used and should also inform the operator of the Transfer Agent's answer back sign.

      To change the commercial bank or account designated to receive redemption proceeds, a written request must be sent to the Transfer Agent. This request must be signed by each shareholder, with each signature guaranteed as described below under "Stock Certificates; Signatures."

      DREYFUS TELETRANSFER PRIVILEGE. You may request by telephone that redemption proceeds (minimum $500 per day) be transferred between your Fund account and your bank account. Only a bank account maintained in a domestic financial institution which is an ACH member may be designated. Redemption proceeds will be on deposit in your account at an ACH member bank ordinarily two days after receipt of the redemption request. Investors should be aware that if they have selected the Dreyfus TeleTransfer Privilege, any request for a wire redemption will be effected as a Dreyfus TeleTransfer transaction through the ACH system unless more prompt transmittal specifically is requested. See "Purchase of Shares--Dreyfus TeleTransfer Privilege."

      STOCK CERTIFICATES; SIGNATURES. Any certificates representing Fund shares to be redeemed must be submitted with the redemption request. Written redemption requests must be signed by each shareholder, including each holder of a joint account, and each signature must be guaranteed. Signatures on endorsed certificates submitted for redemption also must be guaranteed. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations as well as from participants in the NYSE Medallion Signature Program, the Securities Transfer Agents Medallion Program ("STAMP") and the Stock Exchanges Medallion Program. Guarantees must be signed by an authorized signatory of the guarantor and "Signature-Guaranteed" must appear with the signature. The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees or guardians, and may accept other suitable verification arrangements from foreign investors, such as consular verification. For more information with respect to signature-guarantees, please call one of the telephone numbers listed on the cover.

      REDEMPTION COMMITMENT. The Company has committed itself to pay in cash all redemption requests by any shareholder of record of the Fund, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. In the case of requests for redemptions in excess of such amount, the Company's Board reserves the right to make payments in whole or in part in securities or other assets in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In such event, the securities would be valued in the same manner as the Fund's portfolio is valued. If the recipient sold such securities, brokerage charges might be incurred.

      SUSPENSION OF REDEMPTIONS. The right of redemption may be suspended or the date of payment postponed (a) during any period when the NYSE is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Fund ordinarily utilizes is restricted, or when an emergency exists as determined by the SEC so that disposal of the Fund's investments or determination of its NAV is not reasonably practicable, or (c) for such other periods as the SEC by order may permit to protect the Fund's shareholders.

                              SHAREHOLDER SERVICES

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTIONS IN THE FUND'S PROSPECTUS ENTITLED "ACCOUNT POLICIES" AND "SERVICES FOR FUND INVESTORS."

      FUND EXCHANGES. Fund shares may be exchanged for shares of certain other funds advised or administered by Dreyfus. Shares of such other funds purchased by exchange will be purchased on the basis of relative NAV per share as follows:

      A. Exchanges for shares of funds that are offered without a sales load will be made without a sales load.

      B. Shares of funds purchased without a sales load may be exchanged for shares of other funds sold with a sales load, and the applicable sales load will be deducted.

      C. Shares of funds purchased with a sales load may be exchanged without a sales load for shares of other funds sold without a sales load.

      D. Shares of funds purchased with a sales load, shares of funds acquired by a previous exchange from shares purchased with a sales load and additional shares acquired through reinvestment of dividends or other distributions of any such funds (collectively referred to herein as "Purchased Shares") may be exchanged for shares of other funds sold with a sales load (referred to herein as "Offered Shares"), provided that, if the sales load applicable to the Offered Shares exceeds the maximum sales load that could have been imposed in connection with the Purchased Shares (at the time the Purchased Shares were acquired), without giving effect to any reduced loads, the difference will be deducted.

      To accomplish an exchange under item D above, shareholders must notify the Transfer Agent of their prior ownership of fund shares and their account number.

      To request an exchange, an investor, or an investor's Agent acting on the investor's behalf, must give exchange instructions to the Transfer Agent in writing or by telephone. The ability to issue exchange instructions by telephone is given to all Fund shareholders automatically, unless the investor checks the applicable "No" box on the Account Application, indicating that the investor specifically refuses this Privilege. The Telephone Exchange Privilege may be established for an existing account by written request signed by all shareholders on the account, by a separate signed Shareholder Services Form, available by calling 1-800-645-6561, or by oral request from any of the authorized signatories on the account, also by calling 1-800-645-6561. By using the Telephone Exchange Privilege, the investor authorizes the Transfer Agent to act on telephonic instructions (including over The Dreyfus Touch(R) automated telephone system) from any person representing himself or herself to be the investor, or a representative of the investor's Agent, and reasonably believed by the Transfer Agent to be genuine. Telephone exchanges may be subject to limitations as to the amount involved or the number of telephone exchanges permitted. Shares issued in certificate form are not eligible for telephone exchange. No fees currently are charged shareholders directly in connection with exchanges, although the Fund reserves the right, upon not less than 60 days' written notice, to charge shareholders a nominal fee in accordance with rules promulgated by the SEC.

      Exchanges of Fund shares held by a Retirement Plan may be made only between the investor's Retirement Plan account in one fund and such investor's Retirement Plan account in another fund.

      To establish a new account by exchange, shares of the fund being exchanged must have a value of at least the minimum initial investment required for the fund into which the exchange is being made.

      DREYFUS AUTO-EXCHANGE PRIVILEGE. The Dreyfus Auto-Exchange Privilege permits an investor to regularly purchase, in exchange for shares of the Fund, shares of another fund in the Dreyfus Family of Funds. The amount the investor designates, which can be expressed either in terms of a specific dollar or share amount ($100 minimum), will be exchanged automatically on the first and/or fifteenth day of the month according to the schedule the investor has selected. This Privilege is available only for existing accounts. With respect to Fund shares held by a Retirement Plan, exchanges may be made only between the investor's Retirement Plan account in one fund and such investor's Retirement Plan account in another fund. Shares will be exchanged on the basis of relative NAV as described above under "Fund Exchanges." Enrollment in or modification or cancellation of this Privilege is effective three business days following notification by the investor. An investor will be notified if the investor's account falls below the amount designated to be exchanged under this Privilege. In this case, an investor's account will fall to zero unless additional investments are made in excess of the designated amount prior to the next Dreyfus Auto-Exchange transaction. Shares held under IRA and other retirement plans are eligible for this Privilege. Exchanges of IRA shares may be made between IRA accounts and from regular accounts to IRA accounts, but not from IRA accounts to regular accounts. With respect to all other retirement accounts, exchanges may be made only among those accounts.

      The right to exercise this Privilege may be modified or canceled by the Fund or the Transfer Agent. You may modify or cancel your exercise of this Privilege at any time by mailing written notification to The Dreyfus Family of Funds, P.O. Box 9671, Providence, Rhode Island 02940-9671. The Fund may charge a service fee for the use of this Privilege. No such fee currently is contemplated. For more information concerning this Privilege and the funds in the Dreyfus Family of Funds eligible to participate in this Privilege, or to obtain a Dreyfus Auto-Exchange Authorization Form, please call toll free 1-800-645-6561.

      Fund Exchanges and Dreyfus Auto-Exchange Privilege are available to shareholders resident in any state in which shares of the fund being acquired may legally be sold. Shares may be exchanged only between accounts having identical names and other identifying designations. The exchange of shares of one fund for shares of another is treated for Federal income tax purposes as a sale of the shares given in exchange and, therefore, an exchanging shareholder (other than a tax-exempt Retirement Plan) may realize a taxable gain or loss.

      Shareholder Services Forms and prospectuses of the other funds may be obtained by calling 1-800-645-6561. The Fund reserves the right to reject any exchange request in whole or in part. The Fund Exchange service or Dreyfus Auto-Exchange Privilege may be modified or terminated at any time upon notice to shareholders.

      DREYFUS-AUTOMATIC ASSET BUILDER(REGISTRATIONMARK). Dreyfus-Automatic Asset Builder permits you to purchase Fund shares (minimum of $100 and maximum of $150,000 per transaction) at regular intervals selected by you. Fund shares are purchased by transferring funds from the bank account designated by you. Only an account maintained at a domestic financial institution which is an ACH member may be so designated. To establish a Dreyfus-Automatic Asset Builder account, you must file an authorization form with the Transfer Agent. You may obtain the necessary authorization form by calling 1-800-645-6561. You may cancel your participation in this Privilege or change the amount of purchase at any time by mailing written notification to the Dreyfus Family of Funds, P.O. Box 9671, Providence, Rhode Island 02940-9671, or if for Dreyfus retirement plan accounts to The Dreyfus Trust Company, Custodian, P.O. Box 6427, Providence, Rhode Island 02940-6427, and the notification will be effective three business days following receipt. The Fund may modify or terminate this Privilege at any time or charge a service fee. No such fee currently is contemplated.

      AUTOMATIC WITHDRAWAL PLAN. The Automatic Withdrawal Plan permits an investor with a $5,000 minimum account to request withdrawal of a specified dollar amount (minimum of $50) on either a monthly or quarterly basis. Withdrawal payments are the proceeds from sales of Fund shares, not the yield on the shares. If withdrawal payments exceed reinvested dividends and distributions, the investor's shares will be reduced and eventually may be depleted. An Automatic Withdrawal Plan may be established by filing an Automatic Withdrawal Plan application with the Transfer Agent or by oral request from any of the authorized signatories on the account by calling 1-800-645-6561. Automatic Withdrawal may be terminated at any time by the investor, the Fund or the Transfer Agent. Shares for which certificates have been issued may not be redeemed through the Automatic Withdrawal Plan.

      DIVIDEND OPTIONS. Dreyfus Dividend Sweep allows investors to invest automatically their dividends or dividends and other distributions, if any, from the Fund in shares of certain other funds in the Dreyfus Family of Funds of which the investor is a shareholder. Shares of the other funds purchased pursuant to this Privilege will be purchased on the basis of relative NAV per share as follows:

      A. Dividends and other distributions paid by a fund may be invested without imposition of a sales load in shares of other funds that are offered without a sales load.

      B. Dividends and other distributions paid by a fund which does not charge a sales load may be invested in shares of other funds sold with a sales load, and the applicable sales load will be deducted.

      C. Dividends and other distributions paid by a fund which charges a sales load may be invested in shares of other funds sold with a sales load (referred to herein as "Offered Shares"), provided that, if the sales load applicable to the Offered Shares exceeds the maximum sales load charged by the fund from which dividends or distributions are being swept, without giving effect to any reduced loads, the difference will be deducted.

      D. Dividends and other distributions paid by a fund may be invested in shares of other funds that impose a contingent deferred sales charge ("CDSC") and the applicable CDSC, if any, will be imposed upon redemption of such shares.

      Dreyfus Dividend ACH permits you to transfer electronically dividends or dividends and capital gain distributions, if any, from the Fund to a designated bank account. Only an account maintained at a domestic financial institution which is an ACH member may be so designated. Banks may charge a fee for this service.

      For more information concerning these Privileges, or to request a Dreyfus Dividend Options Form, please call toll free 1-800-645-6561. You may cancel these Privileges by mailing written notification to The Dreyfus Family of Funds, P.O. Box 9671, Providence, Rhode Island 02940-9671. To select a new fund after cancellation, you must submit a new Dividend Options Form. Enrollment in or cancellation of these Privileges is effective three business days following receipt. These Privileges are available only for existing accounts and may not be used to open new accounts. Minimum subsequent investments do not apply for Dreyfus Dividend Sweep. The Fund may modify or terminate these Privileges at any time or charge a service fee. No such fee currently is contemplated. Shares held under Keogh Plans, IRAs or other retirement plans are not eligible for Dreyfus Dividend Sweep.

      DREYFUS GOVERNMENT DIRECT DEPOSIT PRIVILEGE. Dreyfus Government Direct Deposit Privilege enables you to purchase Fund shares (minimum of $100 and maximum of $50,000 per transaction) by having Federal salary, Social Security, or certain veterans', military or other payments from the Federal government automatically deposited into your Fund account. You may deposit as much of such payments as you elect. You should consider whether Direct Deposit of your entire payment into a fund with fluctuating NAV, such as the Fund, may be appropriate for you. To enroll in Dreyfus Government Direct Deposit, you must file with the Transfer Agent a completed Direct Deposit Sign-Up Form for each type of payment that you desire to include in this Privilege. The appropriate form may be obtained by calling 1-800-645-6561. Death or legal incapacity will terminate your participation in this Privilege. You may elect at any time to terminate your participation by notifying in writing the appropriate Federal agency. Further, the Fund may terminate your participation upon 30 days' notice to you.

      DREYFUS PAYROLL SAVINGS PLAN. Dreyfus Payroll Savings Plan permits you to purchase Fund shares (minimum of $100 per transaction) automatically on a regular basis. Depending upon your employer's direct deposit program, you may have part or all of your paycheck transferred to your existing Dreyfus account electronically through the ACH system at each pay period. To establish a Dreyfus

Payroll Savings Plan account, you must file an authorization form with your employer's payroll department. Your employer must complete the reverse side of the form and return it to The Dreyfus Family of Funds, P.O. Box 9671, Providence, Rhode Island 02940-9671. You may obtain the necessary authorization form by calling 1-800-645-6561. You may change the amount of purchase or cancel the authorization only by written notification to your employer. It is the sole responsibility of your employer, not the Distributor, Dreyfus, the Fund, the Transfer Agent or any other person, to arrange for transactions under the Dreyfus Payroll Savings Plan. The Fund may modify or terminate this Privilege at any time or charge a service fee. No such fee currently is contemplated. Shares held under Keogh Plans, IRAs or other retirement plans are not eligible for this Privilege.

      CORPORATE PENSION/PROFIT-SHARING AND RETIREMENT PLANS. The Fund makes available to corporations a variety of prototype pension and profit-sharing plans, including a 401(k) Salary Reduction Plan. In addition, the Fund makes available Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, SEP-IRAs and IRA "Rollover Accounts"), and 403(b)(7) Plans. Plan support services also are available.

      Investors who wish to purchase Fund shares in conjunction with such a plan should call 1-800-358-5566 for Keogh plans, 1-800-645-6561 for IRAs, Roth IRAs and IRA "Rollover Accounts," and 1-800-322-7880 for SEP-IRAs, 401(k) Salary Reduction Plans and 403(b)(7) Plans.

      If you wish to purchase Fund shares in conjunction with a Keogh Plan, a 403(b)(7) Plan or an IRA, including a SEP-IRA, you may request from the Distributor forms for adoption of such plans.

      The entity acting as custodian for Keogh Plans, 403(b)(7) Plans or IRAs may charge a fee, payment of which could require the liquidation of shares. All fees charged are described in the appropriate form.

      The minimum initial investment for corporate plans, Salary Reduction Plans, 403(b)(7) Plans and SEP-IRAs with more than one participant, is $1,000 with no minimum for subsequent purchases. The minimum initial investment is $750 for Dreyfus-sponsored Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, SEP-IRAs, and rollover IRAs) and 403(b)(7) Plans with only one participant and $500 for Dreyfus-sponsored Education IRAs, with no minimum for subsequent purchases.

      SHARES MAY BE PURCHASED IN CONNECTION WITH THESE PLANS ONLY BY DIRECT REMITTANCE TO THE ENTITY ACTING AS CUSTODIAN. PURCHASES FOR THESE PLANS MAY NOT BE MADE IN ADVANCE OF RECEIPT OF FUNDS.

      Each  investor   should  read  the  prototype   retirement  plan  and  the
appropriate form of custodial agreement for further details on eligibility, service fees and tax implications, and should consult a tax adviser.

                     ADDITIONAL INFORMATION ABOUT PURCHASES,
                           EXCHANGES AND REDEMPTIONS.

      The Fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculation on short-term market movements. A pattern of frequent purchases and exchanges can be disruptive to efficient portfolio management and, consequently, can be detrimental to the Fund's performance and its shareholders. Accordingly, if the Fund's management determines that an investor is engaged in excessive trading, the Fund, with or without prior notice, may temporarily or permanently terminate the availability of Fund Exchanges, or reject in whole or part any purchase or exchange request, with respect to such investor's account. Such investors also may be barred from purchasing other funds in the Dreyfus Family of Funds. Generally, an investor who makes more than four exchanges out of the Fund during any calendar year or who makes exchanges that appear to coincide with an active market-timing strategy may be deemed to be engaged in excessive trading. Accounts under common ownership or control will be considered as one account for purposes of determining a pattern of excessive trading. In addition, the Fund may refuse or restrict purchase or exchange requests by any person or group if, in the judgment of the Fund's management, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies or could otherwise be adversely affected or if the Fund receives or anticipated receiving simultaneous orders that may significantly affect the Fund (e.g., amounts equal to 1% or more of the Fund's total assets). If an exchange request is refused, the Fund will take no other action with respect to the shares until it receives further instructions from the investor. The Fund may delay forwarding redemption proceeds for up to seven days if the investor redeeming shares is engaged in excessive trading or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the Fund. The Fund's policy on excessive trading applies to investors who invest in the Fund directly or through financial intermediaries, but does not apply to the Dreyfus Auto-Exchange Privilege, to any automatic investment or withdrawal privilege described herein, or to participants in employer-sponsored retirement plans.

      During times of drastic economic or market conditions, the Fund may suspend Fund Exchanges temporarily without notice and treat exchange requests based on their separate components - redemption orders with a simultaneous request to purchase the other fund's shares. In such a case, the redemption request would be processed at the Fund's next determined NAV but the purchase order would be effective only at the NAV next determined after the fund being purchased receives the proceeds of the redemption, which may result in the purchase being delayed.


                        DETERMINATION OF NET ASSET VALUE

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION IN THE FUND'S PROSPECTUS ENTITLED "ACCOUNT POLICIES."

      VALUATION OF PORTFOLIO SECURITIES. The Fund's securities are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Where market quotations are not readily available, the Fund's investments are valued based on fair value as determined in good faith by the Company's Board. Debt securities may be valued by an independent pricing service approved by the Company's Board and are valued at fair value as determined by the pricing service. Any assets or liabilities initially expressed in terms of foreign currency will be translated into U.S. dollars at the midpoint of the New York interbank market spot exchange rate as quoted on the day of such translation or, if no such rate is quoted on such date, such other quoted market exchange rate as may be determined to be appropriate by Dreyfus. If the Fund has to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of NAV may not take place contemporaneously with the determination of prices of certain of the Fund's securities. Short-term investments are carried at amortized cost, which approximates value. Expenses and fees, including the management fee, are accrued daily and taken into account for the purpose of determining the NAV of the Fund's shares.

      Restricted securities, as well as securities or other assets for which market quotations are not readily available, or which are not valued by a pricing service approved by the Board of Directors, are valued at fair value as determined in good faith by the Board of Directors. The Board of Directors will review the method of valuation on a current basis. In making their good faith valuation of restricted securities, the Board of Directors generally will take the following factors into consideration: restricted securities which are, or are convertible into, securities of the same class of securities for which a public market exists usually will be valued at market value less the same percentage discount at which purchased. This discount will be revised periodically by the Board of Directors if it believes that the discount no longer reflects the value of the restricted securities. Restricted securities not of the same class as securities for which a public market exists usually will be valued initially at cost. Any subsequent adjustment from cost will be based upon considerations deemed relevant by the Board of Directors.

      NYSE CLOSINGS. The holidays (as observed) on which the NYSE is currently scheduled to be closed are: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

                    DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

      The following information supplements and should be read in conjunction with the section in the Fund's Prospectus entitled " Distributions and Taxes."

      GENERAL. The Fund ordinarily declares and pays dividends from its net investment income, if any, four times yearly, and distributes net realized capital gains, if any, once a year, but it may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"), in all events in a manner consistent with the provisions of the 1940 Act. The Fund will not make distributions from net realized capital gains unless all capital loss carryovers, if any, have been utilized or have expired. Investors other than qualified retirement plans may choose whether to receive dividends and other distributions in cash, to receive dividends in cash and reinvest other distributions in additional Fund shares at NAV, or to reinvest both dividends and other distributions in additional Fund shares at NAV; dividends and other distributions paid to qualified retirement plans are reinvested automatically in additional Fund shares at NAV. All expenses are accrued daily and deducted before declaration of dividends to investors.

      It is expected that the Fund will qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code") so long as such qualification is in the best interests of its shareholders. Such qualification will relieve the Fund of any liability for Federal income tax to the extent its earnings and realized gains are distributed in accordance with applicable provisions of the Code. To qualify for treatment as a RIC under the Code, the Fund -- which is treated as a separate corporation for federal tax purposes -- (1) must distribute to its shareholders each year at least 90% of its investment company taxable income (generally consisting of net investment income, net short-term capital gains and net gains from certain foreign currency transactions) ("Distribution Requirement"), (2) must derive at least 90% of its annual gross income from specified sources ("Income Requirement") and (3) must meet certain asset diversification and other requirements. The term "regulated investment company" does not imply the supervision of management or investment practices or policies by any government agency.

      If you elect to receive dividends and distributions in cash, and your dividend or distribution check is returned to the Fund as undeliverable or remains uncashed for six months, the Fund reserves the right to reinvest such dividends or distributions and all future dividends and distributions payable to you in additional Fund shares at NAV. No interest will accrue on amounts represented by uncashed distributions or redemption checks.

      Dividends derived from net investment income, together with distributions from net realized short-term capital gains and all or a portion of any gains realized from the sale or other disposition of certain market discount bonds (collectively, "dividend distributions"), paid by the Fund will be taxable to U.S. shareholders, including certain non-qualified retirement plans, as ordinary income to the extent of the Fund's earnings and profits, whether received in cash or reinvested in additional Fund shares. Distributions from net capital gain (the excess of net long-term capital gain over net short-term capital loss) are taxable to such shareholders as long-term capital gains regardless of how long the shareholders have held their Fund shares and whether such distributions are received in cash or reinvested in additional Fund shares.

      Notice as to the tax status of your dividends and other distributions will be mailed to you annually. You also will receive periodic summaries of your account that will include information as to dividends and distributions from net capital gain, if any, paid during the year. The annual tax notice and periodic account summaries you receive designate the portions of capital gain distributions that are subject to (1) the 20% maximum rate of tax (10% for investors in the 15% marginal tax bracket) enacted by the Taxpayer Relief Act of 1997 ("Tax Act"), which applies to non-corporate taxpayers' net capital gain on securities and other capital assets held for more than 18 months, and (2) the

28% maximum tax rate, applicable to such gain on capital assets held for more than one year and up to 18 months (which, prior to enactment of the Tax Act, applied to all such gain on capital assets held for more than one year).

      Dividends and other distributions paid by the Fund to qualified retirement plans ordinarily will not be subject to taxation until the proceeds are distributed from the retirement plans. The Fund will not report to the IRS distributions paid to such plans. Generally, distributions from qualified retirement plans, except those representing returns of non-deductible contributions thereto, will be taxable as ordinary income and, if made prior to the time the participant reaches age 59 1/2, generally will be subject to an additional tax equal to 10% of the taxable portion of the distribution. If the distribution from such a retirement plan (other than certain governmental or church plans) for any taxable year following the year in which the participant reaches age 70 1/2 is less than the "minimum required distribution" for that taxable year, an excise tax equal to 50% of the deficiency may be imposed by the IRS. The administrator, trustee or custodian of such a retirement plan will be responsible for reporting distributions from such plans to the IRS. Moreover, certain contributions to a qualified retirement plan in excess of the amounts permitted by law may be subject to an excise tax. If a distributee of an "eligible rollover distribution" from a qualified retirement plan does not elect to have the eligible rollover distribution paid directly from the plan to an eligible retirement plan in a "direct rollover," the eligible rollover distribution is subject to a 20% income tax withholding.

      The Fund must withhold and remit to the U.S. Treasury ("backup withholding") 31% of dividends, distributions and redemption proceeds, regardless of the extent to which gain or loss may be realized, paid to an individual or certain other non-corporate shareholders if such shareholder fails to certify that the TIN furnished to the Fund is correct. Backup withholding at that rate also is required from dividends and capital gain distributions payable to such a shareholder if (1) that shareholder fails to certify that he or she has not received notice from the IRS of being subject to backup withholding as a result of a failure properly to report taxable dividend or interest income on a Federal income tax return or (2) the IRS notifies the Fund to institute backup withholding because the IRS determines that the shareholder's TIN is incorrect or that the shareholder has failed properly to report such income.

      A TIN is either the Social Security number, individual taxpayer identification number, or employer identification number of the record owner of the account. Any tax withheld as a result of backup withholding does not constitute an additional tax and may be claimed as a credit on the record owner's Federal income tax return.

      The Fund is subject to a non-deductible 4% excise tax, measured with respect to certain undistributed amounts of taxable investment income and capital gains.

      Any dividend or other distribution paid shortly after an investor's purchase of shares may have the effect of reducing the NAV of the shares below the cost of his or her investment. Such a dividend or other distribution would be a return on investment in an economic sense, although taxable as stated. In addition, if a shareholder sells shares of the Fund held for six months or less and received a capital gain distribution with respect to those shares, any loss incurred on the sale of those shares will be treated as a long-term capital loss to the extent of the capital gain distribution received.

      Dividends and other distributions declared by the Fund in October, November or December of any year and payable to shareholders of record on a date in any of those months are deemed to have been paid by the Fund and received by the shareholders on December 31 of a year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

      A portion of the dividends paid by the Fund, whether received in cash or reinvested in additional Fund shares, may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by the Fund from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax.

      FOREIGN TAXES. Dividends and interest received by the Fund, and gains realized thereby, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions ("foreign taxes") that would reduce the yield and/or return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

      FOREIGN CURRENCY, FUTURES, FORWARDS AND HEDGING TRANSACTIONS. Gains from the sale or other disposition of foreign currencies (except certain gains therefrom that may be excluded by future regulations), and gains from options, futures and forward contracts derived by the Fund with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement.

      Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gains and losses. However, a portion of the gains and losses from the disposition of foreign currencies and certain foreign-currency-denominated instruments (including debt instruments and financial forward and futures contracts and options) may be treated as ordinary income or loss under Section 988 of the Code. In addition, all or a portion of any gain realized from the disposition of certain market discount bonds and from engaging in "conversion transactions" that would otherwise be treated as capital gain may be treated as ordinary income. "Conversion transactions" are defined to include certain option and straddle investments.

      Under Section 1256 of the Code, any gain or loss realized by the Fund with respect to certain future and forward contracts ("Section 1256 Contracts") may be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. In addition, any Section 1256 Contracts remaining unexercised at the end of the Fund's taxable year will be treated as sold for their then fair market value (a process known as "marking-to-market"), resulting in additional gain or loss to the Fund characterized in the manner described above. The 60% portion treated as long-term capital gain will qualify for the reduced maximum tax rates on non-corporate taxpayers' net capital gain enacted by the Taxpayer

Relief Act of 1997 instead of the 28% rate in effect before that legislation.

      Offsetting positions held by the Fund involving certain options, future or forward contracts may constitute "straddles," which are defined to include "offsetting positions" in actively traded personal property. All or a portion of any capital gain from certain straddle transactions may be recharacterized as ordinary income. If the Fund were treated as entering into a straddle by reason of its engaging in certain options, future or forward contract transactions, the straddle would be characterized as a "mixed straddle" if at least one of the positions comprising a part of the straddle was a Section 1256 Contract. The Fund may make one or more elections with respect to mixed straddles; depending on which election is made, if any, the results to the Fund may differ. If no election is made, then to the extent the straddle and conversion transactions rules apply to positions established by the Fund, losses realized by the Fund will be deferred to the extent of unrealized gain in the offsetting position. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gains may be treated as short-term capital gains or ordinary income.

      If the Fund has an "appreciated financial position" -- generally, an interest (including an interest through an option, futures or forward contract, or short sale) with respect to any stock, debt instrument (other than "straight debt"), or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the same or substantially similar property, the Fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract, or futures or forward contract entered into by the Fund or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale.

      Investment by the Fund in securities issued or acquired at a discount (for example, zero coupon securities) could, under special tax rules, affect the amount and timing of distributions to shareholders by causing the Fund to recognize income prior to the receipt of cash payments. For example, the Fund could be required to take into gross income annually a portion of the discount (or deemed discount) at which the securities were issued and could need to distribute such income to satisfy the Distribution Requirement and to avoid the Excise Tax. In such case, the Fund may have to dispose of securities it might otherwise have continued to hold in order to generate cash to satisfy these requirements.

      FOREIGN CURRENCY GAINS AND LOSSES. Gains and losses attributable to fluctuations in foreign currency exchange rates that occur between the time the Fund accrues dividends, interest or other receivables, or expenses or other liabilities, denominated in a foreign currency and the time the Fund actually collects the receivables or pays the liabilities generally are treated as ordinary income or ordinary loss. Similarly, on the disposition of a debt security denominated in a foreign currency, or of an option or forward contract on a foreign currency, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security, option or contract and the date of disposition also are treated as ordinary income or loss. These gains or losses may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders.

      STATE AND LOCAL TAXES. Depending upon the extent of the Fund's activities in states and localities in which it is deemed to be conducting business, it may be subject to the tax laws thereof. Shareholders are also advised to consult their tax advisers concerning the application of state and local taxes to them.

      FOREIGN SHAREHOLDERS - U.S. FEDERAL INCOME TAXATION. U.S. federal income taxation of a shareholder who, as to the United States, is a non-resident alien individual, a foreign trust or estate, a foreign corporation or a foreign partnership (a "foreign shareholder") depends on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by the shareholder, as discussed generally below. Special U.S. federal income tax rules that differ from those described below may apply to certain foreign persons who invest in the Fund, such as a foreign shareholder entitled to claim the benefits of an applicable tax treaty. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

      FOREIGN  SHAREHOLDERS  -  INCOME  NOT  EFFECTIVELY  CONNECTED.   Dividends
distributed to a foreign shareholder whose ownership of Fund shares is not effectively connected with a U.S. trade or business carried on by the foreign shareholder generally will be subject to U.S. federal withholding tax of 30% (or lower treaty rate). Capital gains realized by foreign shareholders on the sale of Fund shares and distributions to them of net capital gain generally will not be subject to U.S. federal income tax unless the foreign shareholder is a non-resident alien individual and is physically present in the United States for more than 182 days during the taxable year. In the case of certain foreign shareholders, the Fund may be required to withhold U.S. federal income tax at the rate of 31% of capital gain distributions and of the gross proceeds from a redemption of Fund shares unless the shareholder certifies his or her foreign status to the Fund.

      FOREIGN SHAREHOLDERS - EFFECTIVELY CONNECTED INCOME. If a foreign shareholder's ownership of Fund shares is effectively connected with a U.S. trade or business carried on by the foreign shareholder, then all distributions to that shareholder and any gains realized by that shareholder on the disposition of the Fund shares will be subject to U.S. federal income tax at the graduated rates applicable to U.S. citizens and domestic corporations, as the case may be. Foreign shareholders also may be subject to the branch profits tax.

      FOREIGN SHAREHOLDERS - ESTATE TAX. Foreign individuals generally are subject to federal estate tax on their U.S. situs property, such as shares of the Fund, that they own at the time of their death. Certain credits against that tax and relief under applicable tax treaties may be available.

                             PORTFOLIO TRANSACTIONS

      All portfolio transactions of the Fund are placed on behalf of the Fund by Dreyfus. Debt securities purchased and sold by the Fund are generally traded on a net basis (i.e., without commission) through dealers acting for their own account and not as brokers, or otherwise involve transactions directly with the issuer of the instrument. This means that a dealer (the securities firm or bank dealing with the Fund) makes a market for securities by offering to buy at one price and sell at a slightly higher price. The difference between the prices is known as a spread. Other portfolio transactions may be executed through brokers acting as agent. The Fund will pay a spread or commissions in connection with such transactions. Dreyfus uses its best efforts to obtain execution of portfolio transactions at prices which are advantageous to the Fund and at spreads and commission rates, if any, which are reasonable in relation to the benefits received. Dreyfus also places transactions for other accounts that it provides with investment advice.

      Brokers and dealers involved in the execution of portfolio transactions on behalf of the Fund are selected on the basis of their professional capability and the value and quality of their services. In selecting brokers or dealers, Dreyfus will consider various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer; the broker-dealer's execution services rendered on a continuing basis; and the reasonableness of any spreads (or commissions, if any). Any spread, commission, fee or other remuneration paid to an affiliated broker-dealer is paid pursuant to the Company's procedures adopted in accordance with Rule 17e-1 under the 1940 Act.

      Dreyfus is authorized to allocate purchase and sale orders for portfolio securities to certain financial institutions, including, in the case of agency transactions, financial institutions that are affiliated with Dreyfus or Mellon Bank or that have sold shares of the Fund, if Dreyfus believes that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms.

      Brokers or dealers may be selected who provide brokerage and/or research services to the Fund and/or other accounts over which Dreyfus or its affiliates exercise investment discretion. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or the purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement).

      The receipt of research services from broker-dealers may be useful to Dreyfus in rendering investment management services to the Fund and/or its other clients; and, conversely, such information provided by brokers or dealers who have executed transaction orders on behalf of other clients of Dreyfus may be useful to these organizations in carrying out their obligations to the Fund. The receipt of such research services does not reduce these organizations' normal independent research activities; however, it enables these organizations to avoid the additional expenses which might otherwise be incurred if these organizations were to attempt to develop comparable information through their own staffs.

      Although Dreyfus manages other accounts in addition to the Fund, investment decisions for the Fund are made independently from decisions made for these other accounts. It sometimes happens that the same security is held by more than one of the accounts managed by Dreyfus. Simultaneous transactions may occur when several accounts are managed by the same investment manager, particularly when the same investment instrument is suitable for the investment objective of more than one account.

      When more than one account is simultaneously engaged in the purchase or sale of the same investment instrument, the prices and amounts are allocated in accordance with a formula considered by Dreyfus to be equitable to each account. In some cases this system could have a detrimental effect on the price or volume of the investment instrument as far as the Fund is concerned. In other cases, however, the ability of the Fund to participate in volume transactions will produce better executions for the Fund. It is the present opinion of the Directors that the desirability of retaining Dreyfus as investment manager to the Fund outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.

      For fiscal years ended October 31, 1996, 1997 and 1998, the Fund paid brokerage commissions of $44,814, $44,307 and $_____________, respectively.

      PORTFOLIO TURNOVER. The portfolio turnover rate for the Fund is calculated by dividing the lesser of the Fund's annual sales or purchases of portfolio securities (exclusive of purchases and sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of securities in the Fund during the year. Portfolio turnover may vary from year to year as well as within a year. The portfolio turnover rates for the fiscal years ended October 31, 1997 and 1998 were 3.75% and _____%, respectively.

                             PERFORMANCE INFORMATION

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION IN THE FUND'S PROSPECTUS ENTITLED "PAST PERFORMANCE."

      Average annual total return is calculated by determining the ending redeemable value of an investment purchased with a hypothetical $1,000 payment made at the beginning of the period (assuming the reinvestment of dividends and other distributions), dividing by the amount of the initial investment, taking the "n"th root of the quotient (where "n" is the number of years in the period) and subtracting 1 from the result.

      Average annual total return (expressed as a percentage) for Fund shares for the periods noted were:

                                    Average Annual Total Return for the
                                    Periods Ended October 31, 1998

                            1 Year            5 Years     10 Years    Inception
                            ------            -------     --------    ---------

BASIC S&P 500 Fund                                                    ______%
                                                                      (9/30/93)


Inception date appears in parentheses following the average annual total return since inception.

      The Fund's total return for the period September 30, 1993 (the Fund's inception date) to October 31, 1998 was _______%. Total return is calculated by subtracting the amount of the Fund's NAV per share at the beginning of a stated period from the NAV per share at the end of the period (after giving effect to the reinvestment of dividends and other distributions during the period), and dividing the result by the NAV per share at the beginning of the period.

      Performance information for the Fund may be compared, in reports and promotional literature, to indexes including, but not limited to: (i) the Morgan Stanley European Index; (ii) the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average, or other appropriate unmanaged domestic or foreign indices of performance of various types of investments so that investors may compare the Fund's results with those of indices widely regarded by investors as representative of the securities markets in general; (iii) other groups of mutual funds tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; (iv) the Consumer Price Index (a measure of inflation) to assess the real rate of return from an investment in the Fund; and (v) products managed by a universe of money managers with similar country allocation and performance objectives. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions or administrative and management costs and expenses. From time to time, advertising materials for the Fund may refer to Morningstar ratings and related analyses supporting the rating.

      From time to time, advertising material for the Fund may include biographical information relating to its portfolio manager and may refer to, or include commentary by the portfolio manager relating to investment strategy, asset growth, current or past business, political, economic or financial conditions and other matters of general interest to investors.

      From time to time, Fund advertisements may include statistical data or general discussions about the growth and development of Dreyfus Retirement Services (in terms of new customers, assets under management, market share, etc.) and its presence in the defined contribution plan market.

                           INFORMATION ABOUT THE FUND

      The following information supplements and should be read in conjunction with the section in the Fund's Prospectus entitled "THE FUND".

      The Company has an authorized capitalization of 25 billion shares of $0.001 par value stock. Each Fund share has one vote and, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. The Fund is one of nineteen portfolios of the Company. Fund shares are of one class and have equal rights as to dividends and in liquidation. Fund shares have no preemptive or subscription rights and are freely transferable.

      Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Company to hold annual meetings of shareholders. As a result, Fund shareholders may not consider each year the election of Board members or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Company to hold a special meeting of shareholders for purposes of removing a Board member from office. Shareholders may remove a Board member by the affirmative vote of a majority of the Company's outstanding voting shares. In addition, the Board will call a meeting of shareholders for the purpose of electing Board members if, at any time, less than a majority of the Board members then holding office have been elected by shareholders.

      The Company is a "series fund," which is a mutual fund divided into separate portfolios, each of which is treated as a separate entity for certain matters under the 1940 Act and for other purposes. A shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. For certain matters shareholders vote together as a group; as to others they vote separately by portfolio.

      Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise to the holders of the outstanding voting securities of an investment company, such as the Company, will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series affected by such matter. Rule 18f-2 further provides that a series shall be deemed to be affected by a matter unless it is clear that the interests of each series in the matter are identical or that the matter does not affect any interest of such series. The Rule exempts the selection of independent accountants and the election of Board members from the separate voting requirements of the Rule.

      The Fund will send annual and semi-annual financial statements to all of its shareholders.

           TRANSFER AND DIVIDEND DISBURSING AGENT, CUSTODIAN, COUNSEL
                            AND INDEPENDENT AUDITORS

      Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, P.O. Box 9671, Providence, Rhode Island 02940-9671, is the Company's transfer and dividend disbursing agent. Under a transfer agency agreement with the Company, Dreyfus Transfer, Inc. arranges for the maintenance of shareholder account records for the Fund, the handling of certain communications between shareholders and the Fund and the payment of dividends and distributions payable by the Fund. For these services, Dreyfus Transfer, Inc. receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Company during the month, and is reimbursed for certain out-of-pocket expenses.

      Mellon Bank, the parent of Dreyfus, located at One Mellon Bank Center, Pittsburgh, Pennsylvania 15258, acts as custodian of the Fund's investments. Under a custody agreement with the Company, Mellon Bank holds the Fund's portfolio securities and keeps all necessary accounts and records. Dreyfus Transfer, Inc. and Mellon Bank, as custodian, have no part in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

      _______________,   1800   Massachusetts   Avenue,   N.W.,   Second  Floor,
Washington, D.C. 20036-1800, has passed upon the legality of the shares offered by the Prospectus and this Statement of Additional Information.

      ______________ was appointed by the Directors to serve as the Fund's independent auditors for the year ending October 31, 1999, providing audit services including (1) examination of the annual financial statements, (2) assistance, review and consultation in connection with SEC filings and (3) review of the annual federal income tax return filed on behalf of the Fund.

                              FINANCIAL STATEMENTS

      The financial statements for the fiscal year ended October 31, 1998, including notes to the financial statements and financial highlights and the Independent Auditors' Report, are included in the Annual Report to shareholders. A copy of the Annual Report accompanies this Statement of Additional Information. The financial statements included in the Annual Report, and the Independent Auditors' Report thereon contained therein, and related notes, are incorporated herein by reference.

Dreyfus

Bond Market Index Fund

Investing in bonds to match the total return of the Lehman Brothers Aggregate Bond Index

PROSPECTUS March 1, 1999

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                 Contents

                                  THE FUND
----------------------------------------------------

What every investor          1    Goal/Approach
should know about
the fund                     2    Main Risks

                             3    Past Performance

                             4    Expenses

                             5    Management

                             6    Financial Highlights

                                  YOUR INVESTMENT
--------------------------------------------------------------------

Information                  8    Account Policies
for managing your
fund account                11    Distributions and Taxes

                            12    Services for Fund Investors

                            14    Instructions for Regular Accounts

                            16    Instructions for IRAs

                                  FOR MORE INFORMATION
-------------------------------------------------------------------------------

Where to learn more              INFORMATION ON THE FUND'S RECENT
about this and other             PERFORMANCE AND HOLDINGS CAN BE
Dreyfus funds                    FOUND IN THE CURRENT ANNUAL/
                                 SEMIANNUAL REPORT (SEE BACK COVER).



The Fund

Dreyfus Bond Market Index Fund
                       --------------------------------------------------------

                       Ticker Symbols:                       BASIC shares DBIRX
                                                          Investor shares DBMIX

GOAL/APPROACH
-------------

The fund seeks to match the total return of the Lehman Brothers Aggregate Bond Index. Total return includes price movements as well as interest income. This objective may be changed without shareholder approval. To pursue its goal, the fund invests at least 80% of total assets in securities that are included in the index. To maintain liquidity, the fund may invest up to 20% of its assets in various short-term fixed-income securities and money market instruments.

As the fund grows, it expects to have a correlation between its performance and that of the index of at least .95 before expenses. A correlation of 1.00 would mean that the fund and the index were perfectly correlated.

The Lehman Brothers Aggregate Bond Index is a broad-based, unmanaged index that covers the U.S. investment grade fixed-rate bond market and is comprised of U.S. government, corporate, mortgage-backed and asset-backed securities. Most of the bonds in the index are issued by the U.S. Treasury and other U.S. government and agency issuers. Lehman Brothers is not affiliated with this fund, and it does not sell or endorse the fund, nor does it guarantee the performance of the fund index.


Concepts to understand

INDEX FUNDS: mutual funds that are designed to meet the performance of an underlying benchmark index.

To replicate index performance, the manager uses a passive management approach and purchases a representative sample of the bonds comprising the benchmark index. Because the fund has expenses, performance will tend to be slightly lower than that of the target benchmark.


                                                                     The Fund  1

MAIN RISKS
----------

Prices of bonds tend to move inversely with changes in interest rates. While a rise in rates may allow the fund to invest for higher yields, the most immediate effect is usually a drop in bond prices, and therefore in the fund's share price as well. As a result, the value of your investment in the fund could go up and down, which means that you could lose money.

Because the fund uses an indexing strategy, it does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor performance among bonds.

The correlation between fund and index performance may be affected by the fund's expenses and use of sampling techniques, changes in securities markets, changes in the composition of the index and the timing of purchases and redemptions of fund shares.

Other risk factors that could have an effect on the fund's performance include:

o a decline in the credit quality of a bond, or the perception of a decline, could cause its value to fall, potentially lowering the fund's share price

o if the loans underlying the fund's mortgage-related securities are paid off earlier or later than expected, which could occur because of movements in market interest rates, the fund's share price or yield could be hurt

o general downturns in the economy could cause the value of asset-backed securities to fall, and the risk that any recovery on repossessed
     collateral  might  be  inadequate  is  greater  than  for   mortgage-backed
     securities


Other potential risks

While some of the fund's securities may carry guarantees of the U.S. government or its agencies, these guarantees do not apply to shares of the fund itself.

To the extent that the fund invests in securities not included in the index to maintain liquidity, it will not achieve its goal of replicating the total return of the index.

PAST PERFORMANCE
----------------

The two tables below show the fund's annual returns and its long-term performance. The first table shows you how the performance of the fund's BASIC shares has varied from year to year. The second table compares performance over time to that of the Lehman Brothers Aggregate Bond Index*, a broad-based, unmanaged, market-weighted index covering the U.S. investment grade fixed-rate bond market. Both tables assume reinvestment of dividends and distributions. As with all mutual funds, the past is not a prediction of the future.

* PRIOR TO NOVEMBER 14, 1997, THE FUND USED A DIFFERENT BENCHMARK INDEX WHICH DID NOT INCLUDE CERTAIN MORTGAGE- AND ASSET-BACKED SECURITIES.
                        --------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

BASIC SHARES
------------

[Bar Graph to be inserted]



BEST QUARTER:                                 Q0 '00         +0.00%

WORST QUARTER:                                Q0 '00         -0.00%
                        --------------------------------------------------------

Average annual total return AS OF 12/31/98

                               Inception                                Since
                                 Date        1 Year      5 Years      Inception
                        --------------------------------------------------------
BASIC SHARES                   11/30/93      00.00%       00.00%         00.00%

INVESTOR SHARES                4/28/94       00.00%         --           00.00%

LEHMAN BROTHERS

AGGREGATE BOND INDEX                         00.00%       00.00%         00.00%*

* FOR COMPARATIVE PURPOSES, THE VALUE OF THE INDEX ON 11/30/93 IS USED AS THE BEGINNING VALUE.



What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.


2                                                                    The Fund  3

EXPENSES
--------

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Shareholder transaction fees are paid from your account. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price. The fund has no sales charge
(load). --------------------------------------------------------

Fee table

                                                               BASIC   Investor
                                                              shares    shares
                        --------------------------------------------------------

SHAREHOLDER TRANSACTION FEES

% OF TRANSACTION AMOUNT                                        NONE      NONE
                        --------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                x.xx%     x.xx%

12b-1 fee                                                      x.xx%     x.xx%

Other expenses                                                 x.xx%     x.xx%
                        --------------------------------------------------------

TOTAL                                                          X.XX%     X.XX%
                        --------------------------------------------------------

Expense example

                           1 Year         3 Years        5 Years        10 Years
               -----------------------------------------------------------------

BASIC SHARES                 $000           $000           $000           $000

INVESTOR SHARES              $000           $000           $000           $000

                        This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to The Dreyfus Corporation for managing the fund. Unlike the arrangements between most investment advisers and their funds, Dreyfus pays all fund expenses except for brokerage fees, taxes, interest, fees and expenses of the independent directors, Rule 12b-1 fees and extraordinary expenses.

12B-1 FEE: the fee paid to Dreyfus Service Corporation, an affiliate of The Dreyfus Corporation, for shareholder service and to the fund's distributor for shareholder service and promotional expenses. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.





MANAGEMENT
----------

The investment adviser for the fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages one of the nation's leading mutual fund complexes, with more than $112 billion in more than 160 mutual fund portfolios. Dreyfus is the mutual fund business of Mellon Bank Corporation, a broad-based financial services company with a bank at its core. With more than $350 billion of assets under management and $1.7 trillion of assets under administration and custody, Mellon provides a full range of banking, investment and trust products and services to individuals, businesses and institutions. Its mutual fund companies place Mellon as the leading bank manager of mutual funds. Mellon is headquartered in Pittsburgh, Pennsylvania.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, the firm seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

Dreyfus manages the fund by making investment decisions based on the fund's investment objective, policies and restrictions in seeking to match the total return of the Lehman Brothers Aggregate Bond Index.


Concepts to understand

YEAR 2000 ISSUES: the fund could be adversely affected if the computer systems used by Dreyfus and the fund's other service providers do not properly process and calculate date-related information from and after January 1, 2000.

Dreyfus is working to avoid year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by year 2000-related problems. This could have an impact on the value of the fund's investments and its share price.


4                                                                     The Fund 5

FINANCIAL HIGHLIGHTS

The following tables describe the performance of each share class for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These financial highlights have been independently audited by _____________________, whose report, along with the fund's financial statements, is included in the annual report.


                                              YEAR ENDED OCTOBER 31,

BASIC SHARES                                              1998            1997           1996          1995            1994(1)
----------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

Net asset value, beginning of period                                     9.80            9.94           9.15          10.00

Investment operations:

      Investment income -- net                                            .60             .59            .58            .49(2)

      Net realized and unrealized
      gain (loss) on investments                                          .20            (.14)           .79           (.85)

Total from investment operations                                          .80             .45           1.37           (.36)

Distributions:

      Dividends from investment
      income -- net                                                      (.60)           (.59)          (.58)          (.49)

Net asset value, end of period                                          10.00            9.80           9.94           9.15

Total return (%)                                                         8.46            4.69          15.41          (3.68)
----------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)                               .35             .40            .40            .40(3,4)

Ratio of net investment income
to average net assets (%)                                                6.12            6.02           6.10           5.05(3)

Portfolio turnover rate (%)                                             48.86           42.65          40.16         188.00
----------------------------------------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)                                  33,234          32,986          6,824          4,464

(1)  FOR THE PERIOD FROM NOVEMBER 30, 1993 THROUGH OCTOBER 31, 1994.

(2) NET INVESTMENT INCOME BEFORE REIMBURSEMENT OF EXPENSES BY THE INVESTMENT ADVISER FOR THE PERIOD ENDED OCTOBER 31, 1994 WAS $0.39 PER SHARE.

(3)  ANNUALIZED.

(4) ANNUALIZED EXPENSE RATIO BEFORE REIMBURSEMENT OF EXPENSES BY INVESTMENT MANAGER FOR THE PERIOD ENDED OCTOBER 31, 1994 WAS 1.41%.






                                              YEAR ENDED OCTOBER 31,

INVESTOR SHARES                                         1998          1997(1)        1996(2)         1995          1994(1)
--------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

Net asset value, beginning of period                                  9.78            9.93           9.15           9.44

Investment operations:

      Investment income -- net                                         .57             .57            .55            .24

      Net realized and unrealized
      gain (loss) on investments                                       .21           (.15)            .78          (.28)

Total from investment operations                                       .78             .42           1.33          (.04)

Distributions:

      Dividends from investment
      income -- net                                                  (.57)           (.57)          (.55)          (.25)

Net asset value, end of period                                        9.99            9.78           9.93           9.15

Total return (%)                                                      8.29            4.36          15.01          (.46)
--------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)                            .60             .65            .65          .65(2)

Ratio of net investment income
to average net assets (%)                                             5.82            5.80           5.77         4.81(2)

Portfolio turnover rate (%)                                          48.86           42.65          40.16         188.00
--------------------------------------------------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)                                  120              80            207             38

(1)  FOR THE PERIOD FROM APRIL 28, 1994 THROUGH OCTOBER 31, 1994.

(2)  ANNUALIZED.

The Fund

Your Investment

ACCOUNT POLICIES
----------------

Buying shares

THE FUND OFFERS TWO SHARE CLASSES -- BASIC shares and Investor shares. Both shares are offered to any investor. The classes differ in their expenses, minimum purchase and account balance requirements, and the services they offer to shareholders. YOU PAY NO SALES CHARGES to invest in this fund. Your price for fund shares is the net asset value per share (NAV) for the class of shares you purchase, which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) every day the exchange is open.

--------------------------------------------------------

Minimum investments

                                                 Initial    Additional
                        --------------------------------------------------------

BASIC SHARES

Regular accounts                                 $10,000    $1,000*; $500 FOR
                                                            TELETRANSFER
INVESTMENTS

Traditional IRAs,                                $5,000     $1,000**
Spousal IRAs, Roth IRAs

Education IRAs                                   N/A        N/A

Dreyfus automatic                                $100       $100
investment plans
                        --------------------------------------------------------

INVESTOR SHARES

Regular accounts                                 $2,500((+))   $100; $500 FOR
                                                            TELETRANSFER
INVESTMENTS

Traditional IRAs,                                $750       NO MINIMUM
Spousal IRAs, Roth IRAs

Education IRAs                                   $500       NO MINIMUM
                                                            AFTER THE FIRST YEAR

Dreyfus automatic                                $100       $100
investment plans

ALL INVESTMENTS MUST BE IN U.S. DOLLARS. THIRD-PARTY CHECKS CANNOT BE ACCEPTED. YOU MAY BE CHARGED A FEE FOR ANY CHECK THAT DOES NOT CLEAR. MAXIMUM TELETRANSFER PURCHASE IS $150,000 PER DAY.

*        $100 FOR SHAREHOLDERS WHO HAVE HELD BASIC SHARES SINCE AUGUST 14, 1997.

** NO MINIMUM FOR SHAREHOLDERS WHO HAVE HELD BASIC SHARES IN SUCH ACCOUNTS SINCE AUGUST 14, 1997.

((+))    $1,000 FOR CLIENTS OF CERTAIN AGENTS AND CERTAIN OTHER PURCHASES.

Concepts to understand

NET ASSET VALUE (NAV): a mutual fund's share price on a given day. A fund's NAV is calculated by dividing the value of its net assets by the number of existing shares.

When calculating its NAV, the fund's bonds are generally valued by an independent pricing service approved by the fund's board. Certain securities are valued at the last sale price or at fair value as determined by procedures established by the board.

Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other entity authorized to accept orders on behalf of the fund.

Selling shares

YOU MAY SELL SHARES AT ANY TIME. Your shares will be sold at the next NAV calculated after your order is accepted by the fund's transfer agent or other entity authorized to accept orders on behalf of the fund. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.

BEFORE SELLING RECENTLY PURCHASED SHARES, please note that if the fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds until it has collected payment, which may take up to eight business days.

--------------------------------------------------------

Limitations on selling shares by phone

Proceeds
sent by                                   Minimum       Maximum
                        --------------------------------------------------------

CHECK                                     NO MINIMUM    $150,000 PER DAY

WIRE                                      $1,000        $250,000 FOR JOINT
ACCOUNTS                                                EVERY 30 DAYS

TELETRANSFER                              $500          $250,000 FOR JOINT
ACCOUNTS                                                EVERY 30 DAYS


Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

o amounts of $1,000 or more on accounts whose address has been changed within the last 30 days

o    requests to send the proceeds to a different  payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A SIGNATURE GUARANTEE helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.






8                                                            Your Investment   9

General policies

If your account falls below $5,000 ($500 for holders of BASIC shares since August 14, 1997) IN THE BASIC SHARE CLASS, OR BELOW $500 IN THE INVESTOR SHARE CLASS, the fund may ask you to increase your balance. If it is still below the minimum balance amount after 45 days, the fund may close your account and send you the proceeds.

Unless you decline telephone privileges on your application, you may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

The fund reserves the right to:

o refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group who, in the fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the fund within a calendar year)

o refuse any purchase or exchange request in excess of 1% of the fund's total assets

o change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

o    change its minimum investment amounts

o delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

The fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).

Third-party investments

If you invest through a third party (rather than directly with Dreyfus), the policies and fees may be different than those described here. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your plan or financial institution if in doubt.



DISTRIBUTIONS AND TAXES
-----------------------

The fund usually pays its shareholders dividends from its net investment income once a month, and distributes any net capital gains that it has realized once a year. Your distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

Each share class will generate a different dividend because each has different expenses.

Fund dividends and distributions are taxable to most investors (unless your investment is in an IRA or other tax-advantaged account). The tax status of any distribution is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash. In general, distributions are taxable as follows:

--------------------------------------------------------

                        Taxability of distributions

Type of                                    Tax rate for    Tax rate for

distribution                               15% bracket     28% bracket or above
                        --------------------------------------------------------

INCOME                                     ORDINARY        ORDINARY
DIVIDENDS                                  INCOME RATE     INCOME RATE

SHORT-TERM                                 ORDINARY        ORDINARY
CAPITAL GAINS                              INCOME RATE     INCOME RATE

LONG-TERM
CAPITAL GAINS                              10%             20%


The tax status of your dividends and distributions will be detailed in your annual tax statement from the fund.

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Taxes on transactions

Except in tax-advantaged accounts, any sale or exchange of fund shares may generate a tax liability.

The table at right can provide a guide for your potential tax liability when selling or exchanging fund shares. "Short-term capital gains" applies to fund shares sold up to 12 months after buying them. "Long-term capital gains" applies to shares sold after 12 months.




10                                                          Your Investment   11

SERVICES FOR FUND INVESTORS
---------------------------

Automatic services

Buying or selling shares automatically is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application or by calling 1-800-645-6561.

 --------------------------------------------------------

For investing

DREYFUS AUTOMATIC                             For making automatic investments
ASSET BUILDER(REGISTERED)                       from a designated bank account.

DREYFUS PAYROLL                               For making automatic investments
SAVINGS PLAN                                  through a payroll deduction.

DREYFUS GOVERNMENT                            For making automatic investments
DIRECT DEPOSIT                                from your federal employment,
PRIVILEGE                                     Social Security or other regular
                                              federal government check.

DREYFUS DIVIDEND                              For automatically reinvesting the
SWEEP                                         dividends and distributions from
                                              one Dreyfus fund into another
                                              (not available for IRAs).
                        --------------------------------------------------------

For exchanging shares

DREYFUS AUTO-                                 For making regular exchanges
EXCHANGE PRIVILEGE                            from one Dreyfus fund into
                                              another.
                        --------------------------------------------------------

For selling shares

DREYFUS AUTOMATIC                             For making regular withdrawals
WITHDRAWAL PLAN                               from most Dreyfus funds.


Dreyfus Financial Centers

Through a nationwide network of Dreyfus Financial Centers, Dreyfus offers a full array of investment services and products. This includes information on mutual funds, brokerage services, tax-advantaged products and retirement planning.

Our experienced financial consultants can help you make informed choices and provide you with personalized attention in handling account transactions. The Financial Centers also offer informative seminars and events. To find the Financial Center nearest you, call 1-800-499-3327.


Exchange privilege

You can exchange $500 or more from one Dreyfus fund into another (no minimum for retirement accounts). You can request your exchange in writing or by phone. Be sure to read the current prospectus for any fund into which you are exchanging. Any new account established through an exchange will have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has one.

Dreyfus TeleTransfer privilege

To move money between your bank account and your Dreyfus fund account with a phone call, use the Dreyfus TeleTransfer privilege. You can set up TeleTransfer on your account by providing bank account information and following the instructions on your application.

The Dreyfus Touch(REGISTERED)

For 24-hour automated account access, use Dreyfus Touch. With a touch-tone phone, you can easily manage your Dreyfus accounts, obtain information on other Dreyfus mutual funds and get current stock market quotes.

Retirement plans

Dreyfus offers a variety of retirement plans, including traditional, Roth and Education IRAs. Here's where you call for information:

o  for traditional, rollover, Roth and Education IRAs, call 1-800-645-656

o  for SEP-IRAs, Keogh accounts, 401(k) and 403(b) accounts, call
   1-800-358-0910




12                                                          Your Investment   13

 INSTRUCTIONS FOR REGULAR ACCOUNTS

   TO OPEN AN ACCOUNT

In Writing----------------------------------------------------------------------

Complete the application.

Mail your application and a check to:
The Dreyfus Family of Funds
P.O. Box 9387,
Providence, RI 02940-9387


TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check.

Mail the slip and the check to: The Dreyfus Family of Funds P.O. Box 105, Newark, NJ 07101-0105

TO SELL SHARES

Write a letter of instruction that includes:

* your name(s) and signature(s)
* your account number
* the fund name and the share class
* the dollar amount you want to sell
* how and where to send the proceeds

Obtain a signature guarantee or other documentation, if required (see "Account Policies -- Selling Shares").

Mail your request to: The Dreyfus Family of Funds P.O. Box 9671, Providence, RI 02940-9671


TO OPEN AN ACCOUNT

By Telephone--------------------------------------------------------------------

WIRE Have your bank send your investment to Boston Safe Deposit and Trust Company, with these instructions:

   * DDA# 044210
   * the fund name and the share class
   * your Social Security or tax ID number
   * name(s) of investor(s)

   Call us to obtain an account number. Return your application.


TO ADD TO AN ACCOUNT

WIRE Have your bank send your investment to Boston Safe Deposit and Trust Company, with these instructions:

* DDA# 044210
* the fund name and the share class
* your account number
* name(s) of investor(s)

ELECTRONIC CHECK Same as wire, but before your account number insert "4450" for BASIC shares OR "4460" for Investor shares, and add ABA# 011-001234

TELETRANSFER Request TeleTransfer on your application. Call us to request your transaction.


TO SELL SHARES

WIRE Be sure the fund has your bank account information on file. Call us to request your transaction. Proceeds will be wired to your bank.

TELETRANSFER Be sure the fund has your bank account information on file. Call us to request your transaction. Proceeds will be sent to your bank by electronic check.

CHECK Call us to request your transaction. A check will be sent to the address of record.



TO OPEN AN ACCOUNT

Automatically-------------------------------------------------------------------

WITH AN INITIAL INVESTMENT Indicate on your application which automatic service(s) you want. Return your application with your investment.

WITHOUT ANY INITIAL INVESTMENT (Investor shares only) Check the Dreyfus Step Program option on your application. Return your application, then complete the additional materials when they are sent to you.



TO ADD TO AN ACCOUNT

ALL SERVICES Call us to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the forms along with any other required materials.


TO SELL SHARES

DREYFUS AUTOMATIC WITHDRAWAL PLAN Call us to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Be sure to maintain an account balance of $5,000 or more.



TO OPEN AN ACCOUNT

Via the Internet----------------------------------------------------------------

COMPUTER Visit the Dreyfus Web site http://www.dreyfus.com and follow the instructions to download an account application.


TO ADD TO AN ACCOUNT

__________




TO SELL SHARES

__________





To reach Dreyfus, call toll free in the U.S. 1-800-645-6561

Outside the U.S. 516-794-5452

Make checks payable to:

THE DREYFUS FAMILY OF FUNDS

You also can deliver requests to any Dreyfus Financial Center. Because processing time may vary, please ask the representative when your account will be credited or debited.

Concepts to understand

WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.






14                                                          Your Investment   15

INSTRUCTIONS FOR IRAS


TO OPEN AN ACCOUNT

In Writing----------------------------------------------------------------------

Complete an IRA application, making sure to specify the fund name and share class and to indicate the year the contribution is for.

Mail your application and a check to: The Dreyfus Trust Company, Custodian P.O. Box 6427, Providence, RI 02940-6427

TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check. Indicate the year the contribution is for.

Mail in the slip and the check (see "To Open an Account" at left).


TO SELL SHARES

Write a letter of instruction that includes:

* your name and signature
* your account number
* the fund name and the share class
* the dollar amount you want to sell
* how and where to send the proceeds
* whether the distribution is qualified or premature
* whether the 10% TEFRA should be withheld

Obtain a signature guarantee or other documentation, if required.

Mail in your request (see "To Open an Account" at left).



TO OPEN AN ACCOUNT

By Telephone--------------------------------------------------------------------

____________



TO ADD AN ACCOUNT

WIRE Have your bank send your investment to Boston Safe Deposit and Trust Company, with these instructions:

* DDA# 044210
* the fund name and the share class
* your account number
* name of investor
* the contribution year

ELECTRONIC CHECK Same as wire, but before your account number insert "4450" for BASIC shares OR "4460" for Investor shares, and add ABA# 011-001234

TELEPHONE CONTRIBUTION Call to request us to move money from a regular Dreyfus account to an IRA (both accounts must be held in the same shareholder name).


TO SELL SHARES

_________



TO OPEN AN ACCOUNT

Automatically-------------------------------------------------------------------

WITHOUT ANY INITIAL INVESTMENT (Investor shares only) Call us to request a Dreyfus Step Program form. Complete and return the form along with your application.


TO ADD AN ACCOUNT

ALL SERVICES Call us to request a form to add an automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials.

All contributions will count as current year.


TO SELL SHARES

DREYFUS AUTOMATIC WITHDRAWAL PLAN Call us to request instructions to establish the plan.


TO OPEN AN ACCOUNT

Via the Internet----------------------------------------------------------------

COMPUTER Visit the Dreyfus Web site http://www.dreyfus.com and follow the instructions to download an account application.



TO ADD AN ACCOUNT

_____________



TO SELL SHARES

_____________




To reach Dreyfus, call toll free in the U.S.

1-800-645-6561

Outside the U.S. 516-794-5452

Make checks payable to:

THE DREYFUS TRUST CO., CUSTODIAN

You also can deliver requests to any Dreyfus Financial Center. Because processing time may vary, please ask the representative when your account will be credited or debited.

Concepts to understand

WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.




16                                                          Your Investment   17

For More Information

                        Dreyfus Bond Market Index Fund
                        Series of The Dreyfus/Laurel Funds, Inc.
                        -----------------------------
                        SEC file number:  811-5270

                        More information on this fund is available free upon request, including the following:

                        Annual/Semiannual Report

                        Describes the fund's performance, lists portfolio holdings and contains a letter from the fund's manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund's performance during the last fiscal year.

                        Statement of Additional Information (SAI)

                        Provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call 1-800-645-6561

BY MAIL Write to: The Dreyfus Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144

BY E-MAIL  Send your request to info@dreyfus.com

ON THE INTERNET Text-only versions of fund documents can be viewed online or downloaded from:

      SEC
      http://www.sec.gov

      DREYFUS
      http://www.dreyfus.com

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330) or by sending your request and a
duplicating  fee  to  the  SEC's  Public  Reference  Section,   Washington,   DC
20549-6009.

--------------------------------------------------------------------------------

                         DREYFUS BOND MARKET INDEX FUND
                        INVESTOR SHARES AND BASIC SHARES
                                     PART B
                      (STATEMENT OF ADDITIONAL INFORMATION)
                                  MARCH 1, 1999

--------------------------------------------------------------------------------

      This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current Prospectus of the Dreyfus Bond Market Index Fund (the "Fund"), dated March 1, 1999, as it may be revised from time to time. The Fund is a separate, diversified portfolio of The Dreyfus/Laurel Funds, Inc., an open-end management investment company (the "Company"), known as a mutual fund. To obtain a copy of the Fund's Prospectus, please write to the Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, or call one of the following numbers:

            Call Toll Free 1-800-645-6561
            In New York City -- Call 1-718-895-1206
            Outside the U.S. -- Call 516-794-5452


                               TABLE OF CONTENTS
                                                                      Page

Description of the Fund...........................................     B-2
Management of the Fund............................................     B-14
Management Arrangements...........................................     B-20
Purchase of Shares................................................     B-22
Distribution Plan.................................................     B-25
Redemption of Shares..............................................     B-26
Shareholder Services..............................................     B-30
Additional Information About Purchases, Exchanges and Redemptions.     B-35
Determination of Net Asset Value..................................     B-35
Dividends, Other Distributions and Taxes..........................     B-36
Portfolio Transactions............................................     B-41
Performance Information...........................................     B-43
Information About the Fund........................................     B-45
Transfer and Dividend Disbursing
  Agent, Custodian, Counsel and Independent Auditors..............     B-46
Financial Statements..............................................     B-46
Appendix..........................................................     B-47

                             DESCRIPTION OF THE FUND

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTIONS OF THE FUND'S PROSPECTUS ENTITLED "GOAL/APPROACH" AND "MAIN RISKS."

     The Company is a Maryland corporation formed on August 6, 1987. Before October 17, 1994, the Company's name was The Laurel Funds, Inc. The Company is an open-end management investment company comprised of separate portfolios, including the Fund, each of which is treated as a separate fund. Prior to October 17, 1994, the Fund's name was Laurel Bond Market Index Fund. The Fund is diversified, which means that, with respect to 75% of its total assets, the Fund will not invest more than 5% of its assets in the securities of any single issuer.

     The Fund seeks to match the total return of the Lehman Brothers Aggregate Bond Index (the "Aggregate Bond Index"). The Aggregate Bond Index covers the U.S. investment grade fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, and asset-backed securities. The Aggregate Bond Index covers those securities in the Lehman Brothers Government/Corporate Bond Index ("Government/Corporate Bond Index"), plus those covered by the Lehman Mortgage-Backed Securities Index ("MBS Index") and the Lehman Asset-Backed Securities Index ("ABS Index"). The Government/Corporate Bond Index is composed of (i) all public obligations of the U.S. Government, its agencies and instrumentalities (excluding "flower" bonds and pass-through issues such as GNMA Certificates) and (ii) all publicly issued, fixed-rate, non-convertible, investment grade, dollar-denominated, Securities and Exchange Commission ("SEC")-registered obligations of domestic corporations, foreign governments and supranational organizations. The MBS Index covers all fixed-rate securities backed by mortgage pools of the Government National Mortgage Association ("GNMA"), Federal Home Loan Mortgage Corporation ("FHLMC") and Federal National Mortgage Association ("FNMA"). The ABS Index covers three subsectors - credit and charge cards, auto, and home equity loans - and includes pass-through, bullet, and controlled amortization structures. As of December 31, 1998, over _______ issues were included in the Aggregate Bond Index, representing  $___________  million in market  value,  distributed  as  follows:
_____% governments; ____% corporates; and ____% mortgage-backed securities. Prior to November 14, 1997, the Fund's investment objective was to seek to match the total return of the Government/Corporate Bond Index.

      The Dreyfus Corporation ("Dreyfus") serves as the Fund's investment manager.

CERTAIN PORTFOLIO SECURITIES

     The following information regarding the securities that the Fund may purchase supplements that found in the Fund's prospectus.

      CORPORATE OBLIGATIONS. The Fund may invest in corporate obligations rated at least Baa by Moody's Investors Service, Inc. ("Moody's") or BBB by Standard & Poor's, or if unrated, of comparable quality as determined by
Dreyfus. Securities rated BBB by Standard & Poor's or Baa by Moody's are considered by those rating agencies to be "investment grade" securities, although Moody's considers securities rated Baa to have speculative characteristics. Further, while bonds rated BBB by Standard & Poor's exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and principal for debt in this category than debt in higher rated categories. The Fund will dispose in a prudent and orderly fashion of bonds whose ratings drop below these minimum ratings.

      GOVERNMENT OBLIGATIONS. The Fund may invest in a variety of U.S. Treasury obligations, which differ only in their interest rates, maturities and times of issuance: (a) U.S. Treasury bills have a maturity of one year or less, (b) U.S. Treasury notes have maturities of one to ten years, and (c) U.S. Treasury bonds generally have maturities of greater than ten years.

     In addition to U.S. Treasury obligations, the Fund may invest in obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are supported by any of the following: (a) the full faith and credit of the U.S. Treasury (such as GNMA participation certificates), (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury, (c) the discretionary authority of the U.S. Treasury to lend to the Government agency or instrumentality, or (d) the credit of the instrumentality. (Examples of agencies and instrumentalities are: Federal Land Banks, Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks, General Services Administration, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board, Inter-American Development Bank, Asian-American Development Bank, Student Loan Marketing Association, International Bank for Reconstruction and Development, Fannie Mae and Small Business Administration). No assurance can be given that the U.S. Government will provide financial support to the agencies or instrumentalities described in (b), (c) and (d) in the future, other than as set forth above, since it is not obligated to do so by law.

      FIXED-INCOME SECURITIES. The Fund may invest in fixed-income securities to achieve its investment objective. In periods of declining interest rates, the Fund's yield (its income from portfolio investments over a stated period of time) may tend to be higher than prevailing market rates, and in periods of rising interests rates, the Fund's yield may tend to be lower than prevailing market rates. Also, in periods of falling interest rates, the inflow of net new money to the Fund from the continuous sales of its shares will likely be invested in portfolio instruments producing lower yields than the balance of the Fund's portfolio, thereby reducing the yield of the Fund. In periods of rising interest rates, the opposite can be true. The net asset value ("NAV") of a fund investing in fixed-income securities also may change as general levels of interest rates fluctuate. When interest rates increase, the value of a portfolio of fixed-income securities can be expected to decline. Conversely, when interest rates decline, the value of a portfolio of fixed-income securities can be expected to increase.

      FLOATING RATE SECURITIES. The Fund may invest in floating rate securities. A floating rate security provides for the automatic adjustment of its interest whenever a specified interest rate changes. Interest rates on these securities are ordinarily tied to, and are a percentage of, a widely recognized interest rate, such as the yield on 90-day U.S. Treasury bills or the prime rate of a specified bank. These rates may change as often as twice daily. Generally, changes in interest rates will have a smaller effect on the market value of floating rate securities than on the market value of comparable fixed income obligations. Thus, investing in variable and floating rate securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed income securities.

      VARIABLE AMOUNT MASTER DEMAND NOTES. The Fund may invest in variable amount master demand notes. Variable amount master demand notes are unsecured obligations that are redeemable upon demand and are typically unrated. These instruments are issued pursuant to written agreements between their issuers and holders. The agreements permit the holders to increase (subject to an agreed maximum) and the holders and issuers to decrease the principal amount of the notes, and specify that the rate of interest payable on the principal fluctuates according to an agreed-upon formula. If an issuer of a variable amount master demand note were to default on its payment obligation, the Fund might be unable to dispose of the note because of the absence of a secondary market and might, for this or other reasons, suffer a loss to the extent of the default. The Fund will invest in variable amount master demand notes issued only by entities that Dreyfus finds creditworthy.

      REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with U.S. Government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with such other brokers or dealers that meet the Fund's credit guidelines. This technique offers a method of earning income on idle cash. In a repurchase agreement, the Fund buys a security from a seller that has agreed to repurchase the same security at a mutually agreed upon date and price. The Fund's resale price will be in excess of the purchase price, reflecting an agreed upon interest rate. This interest rate is effective for the period of time the Fund is invested in the agreement and is not related to the coupon rate on the underlying security. Repurchase agreements may also be viewed as a fully collateralized loan of money by the Fund to the seller. The period of these repurchase agreements will usually be short, from overnight to one week, and at no time will the Fund invest in repurchase agreements for more than one year. The Fund will always receive as collateral securities whose market value including accrued interest is, and during the entire term of the agreement remains, at least equal to 100% of the dollar amount invested by the Fund in each agreement, and the Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the Custodian. If the seller defaults, the Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of a security which is the subject of a repurchase agreement, realization upon the collateral by the Fund may be delayed or limited. The Fund seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligors under repurchase agreements, in accordance with the Fund's credit guidelines.

     MORTGAGE-RELATED SECURITIES. Mortgage-related securities are securities that, directly or indirectly, represent interests in, or are secured by and payable from, loans secured by real property, including pass-through securities such as GNMA, FNMA and FHLMC certificates, private pass-through securities, commercial mortgage-related securities, and certain collateralized mortgage obligations. See "Mortgage Pass-Through Certificates" discussed below. Investors should note that mortgage-related securities in which the Fund may invest are developed and marketed from time-to-time and that, consistent with its investment limitations, the Fund may invest in those mortgage-related securities that Dreyfus believes may assist the Fund in achieving its investment objective.

      The yield characteristics of mortgage-related securities differ from those of traditional debt securities. Among the major differences are that interest and principal payments on mortgage-related securities are made more frequently, generally once a month, and that principal prepayments on mortgage-related securities may occur at any time because the underlying mortgage loans generally may be prepaid at any time. As a result, if the Fund purchases mortgage-related securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if the Fund purchases mortgage-related securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity. The timing and magnitude of prepayments cannot be predicted. Generally, however, prepayments on fixed-rate mortgage loans will increase during a period of falling mortgage interest rates and will decrease during a period of rising mortgage interest rates. Amounts available for reinvestment by the Fund are likely to be greater during a period of falling interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates. Accelerated prepayments on mortgage-related securities purchased by the Fund at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is repaid in full. The value of mortgage-related securities may be significantly affected by changes in interest rates, the market's perception of the issuers, and the creditworthiness of the parties involved.

      Collateralized mortgage obligations ("CMOs") are debt obligations collateralized by mortgage-related securities issued by GNMA, FNMA or FHLMC, or by whole loans or private issuer pass-through securities. CMOs may be issued by GNMA, FNMA, FHLMC or private issuers. CMOs are structured to direct payments on underlying collateral to different series or classes of the obligations. CMO classes may be specially structured in a manner that provides any of a wide variety of investment characteristics, such as yield, effective maturity and interest rate sensitivity. CMO structuring is accomplished by in effect stripping out portions of the cash flows (comprised of principal and interest payments) on the underlying mortgage assets and prioritizing the payments of those cash flows. In the most extreme case, one class will be entitled to receive all of the interest, but none of the principal, from the underlying mortgage assets (the interest-only or "IO" class) and one class will be entitled to receive all of the principal, but none of the interest (the principal-only or "PO" class). CMOs may be structured in other ways that, based on mathematical modeling or similar techniques, are expected to provide certain results. As market conditions change, however, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of a CMO class and the ability of a structure to provide the anticipated investment characteristics may be significantly reduced. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.

      In determining the Fund's average maturity, the maturity of a mortgage-related security is deemed to be its effective life (i.e., the average time in which the principal amount of the security is repaid), as estimated by Dreyfus based on scheduled principal amortization and an anticipated rate of principal prepayments, which rate, in turn, is based on past prepayment patterns, prevailing interest rates and other factors. The effective life of a mortgage-related security generally is substantially shorter than its stated maturity and can be further shortened by greater than expected prepayments.

      MORTGAGE PASS-THROUGH CERTIFICATES. Mortgage pass-through certificates are issued by governmental, government-related and private entities and are backed by pools of mortgages (including those on residential properties and commercial real estate). The mortgage loans are made by savings and loan institutions, mortgage bankers, commercial banks and other lenders. The securities are "pass-through" securities because they provide investors with monthly payments of principal and interest which, in effect, are a "pass-through" of the monthly payments made by the individual borrowers on the underlying mortgages, net of any fees paid to the issuer or guarantor of the pass-through certificates. The principal governmental issuer of such securities is GNMA, which is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Government-related issuers include FHLMC and FNMA, both government sponsored corporations owned entirely by private stockholders. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential and commercial mortgage loans. Such issuers may be the originators of the underlying mortgage loans as well as the guarantors of the mortgage-related securities.

      (1) GNMA Mortgage Pass-Through Certificates ("Ginnie Maes"). Ginnie Maes represent an undivided interest in a pool of mortgages that are insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. Ginnie Maes entitle the holder to receive all payments (including prepayments) of principal and interest owed by the individual mortgagors, net of fees paid to GNMA and to the issuer which assembles the mortgage pool and passes through the monthly mortgage payments to the certificate holders (typically, a mortgage banking firm), regardless of whether the individual mortgagor actually makes the payment. Because payments are made to certificate holders regardless of whether payments are actually received on the underlying mortgages, Ginnie Maes are of the "modified pass-through" mortgage certificate type. The GNMA is authorized to guarantee the timely payment of principal and interest on the Ginnie Maes as securities backed by an eligible pool of mortgages. The GNMA guarantee is backed by the full faith and credit of the United States, and the GNMA has unlimited authority to borrow funds from the U.S. Treasury to make payments under the guarantee. The market for Ginnie Maes is highly liquid because of the size of the market and the active participation in the secondary market of securities dealers and a variety of investors.

      (2) FHLMC Mortgage Participation Certificates ("Freddie Macs"). Freddie Macs represent interests in groups of specified first lien residential conventional mortgages underwritten and owned by the FHLMC. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. In cases where the FHLMC has not guaranteed timely payment of principal, the FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable. Freddie Macs are not guaranteed by the United States or by any of the Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. The secondary market for Freddie Macs is highly liquid because of the size of the market and the active participation in the secondary market of the FHLMC, securities dealers and a variety of investors.

      (3) FNMA Guaranteed Mortgage Pass-Through Certificates ("Fannie Maes"). Fannie Maes represent an undivided interest in a pool of conventional mortgage loans secured by first mortgages or deeds of trust, on one family, or two to four family, residential properties. The FNMA is obligated to distribute scheduled monthly installments of principal and interest on the mortgages in the pool, whether or not received, plus full principal of any foreclosed or otherwise liquidated mortgages. The obligation of the FNMA under its guaranty is solely the obligation of the FNMA and is not backed by, nor entitled to, the full faith and credit of the United States.

      (4) Private issuer mortgage certificates are pass-through securities structured in a similar fashion to GNMA, FNMA and FHLMC certificates. Private issuer mortgage certificates are generally backed by conventional single family, multi-family and commercial mortgages. Private issuer mortgage certificates typically are not guaranteed by the U.S. Government, its agencies or instrumentalities, but generally have some form of credit support in the form of over-collateralization, pool insurance or other form of credit enhancement.

      The market value of mortgage-related securities depends on, among other things, the level of interest rates, the certificates' coupon rates and the payment history of the mortgagors of the underlying mortgages.

      ASSET-BACKED SECURITIES. Asset-backed securities are securities that represent direct or indirect participations in, or are secured by and payable from, assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, and receivables from revolving credit (credit card) agreements. Such assets are securitized through the use of trusts and special purpose corporations. The value of such securities partly depends on loan repayments by individuals, which may be adversely affected during general downturns in the economy. Payments or distributions of principal and interest on asset-backed securities may be supported by credit enhancements, such as various forms of cash collateral accounts or letters of credit. Like mortgage-related securities, asset-backed securities are subject to the risk of prepayment. The risk that recovery or repossessed collateral might be unavailable or inadequate to support payments on asset-backed securities, however, is greater than is the case for mortgage-backed securities.

      COMMERCIAL PAPER. The Fund may invest in commercial paper. These instruments are short-term obligations issued by banks and corporations that have maturities ranging from two to 270 days. Each instrument may be backed only by the credit of the issuer or may be backed by some form of credit enhancement, typically in the form of a guarantee by a commercial bank. Commercial paper backed by guarantees of foreign banks may involve additional risk due to the difficulty of obtaining and enforcing judgments against such banks and the generally less restrictive regulations to which such banks are subject. The Fund will only invest in commercial paper of U.S. and foreign companies rated at the time of purchase at least A-1 by Standard & Poor's, Prime-1 by Moody's, F-1 by Fitch Investors Service, LLP, Duff 1 by Phoenix Duff & Phelps, Corp., or A1 by IBCA, Inc.

     BANK INSTRUMENTS. The Fund may purchase bankers' acceptances, certificates of deposit, time deposits, and other short-term obligations issued by domestic banks, foreign subsidiaries or foreign branches of domestic banks, domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. Included among such obligations are Eurodollar certificates of deposit ("ECDs"), Eurodollar time deposits ("ETDs") and Yankee Dollar certificates of deposit ("Yankee CDs"). ECDs are U.S. dollar-denominated certificates of deposit issued by foreign branches of domestic banks. ETDs are U.S. dollar-denominated time deposits in a foreign branch of a U.S. bank or a foreign bank. Yankee CDs are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States. The fund may also invest in Eurodollar bonds and notes, which are obligations that pay principal and interest in U.S. dollars held in banks outside the United States, primarily in Europe. All of these obligations are subject to somewhat different risks than are the obligations of domestic banks or issuers in the United States. See "Foreign Securities."

     FOREIGN SECURITIES. The Fund may purchase securities of foreign governments and may invest in obligations of foreign branches of domestic banks and domestic branches of foreign banks. Investment in foreign securities presents certain risks, including those resulting from fluctuations in currency exchange rates, revaluation of currencies, adverse political and economic developments, the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions, reduced availability of public information concerning issuers, and the fact that foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic issuers. Moreover, securities of many foreign issuers may be less liquid and their prices more volatile than those of comparable domestic issuers. In addition, with respect to certain foreign countries, there is the possibility of expropriation, confiscatory taxation and limitations on the use or removal of funds or other assets of the Fund, including withholding of dividends. Foreign securities may be subject to foreign government taxes that would reduce the yield on such securities.

      ILLIQUID SECURITIES. The Fund will not knowingly invest more than 15% of the value of its net assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation (irrespective of any legal or contractual restrictions on resale). The Fund may invest in commercial obligations issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended ("Section 4(2) paper"). The Fund may also purchase securities that are not registered under the Securities Act of 1933, as amended, but that can be sold to qualified institutional buyers in accordance with Rule 144A under that Act ("Rule 144A securities"). Liquidity determinations with respect to Section 4(2) paper and Rule 144A securities will be made by the Board of Directors or by Dreyfus pursuant to guidelines established by the Board of Directors. The Board or Dreyfus will consider availability of reliable price information and other relevant information in making such determinations. Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors, such as the Fund, that agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be pursuant to registration or an exemption therefrom. Section 4(2) paper normally is resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. Rule 144A securities generally must be sold to other qualified institutional buyers. If a particular investment in Section 4(2) paper or Rule 144A securities is not determined to be liquid, that investment will be included within the percentage limitation on investment in illiquid securities. The ability to sell Rule 144A securities to qualified institutional buyers is a recent development and it is not possible to predict how this market will mature. Investing in Rule 144A securities could have the effect of increasing the level of Fund illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities from the Fund or other holder.

      OTHER INVESTMENT COMPANIES. The Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the Investment Company Act of 1940, as amended (the "1940 Act"). As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.

INVESTMENT TECHNIQUES

      In addition to the principal investment strategies discussed in the Fund's Prospectus, the Fund also may engage in the investment techniques described below. The Fund might not use, or may not have the ability to use, any of these strategies and there can be no assurance that any strategy that is used will succeed.

      BORROWING. The Fund is authorized, within specified limits, to borrow money for temporary administrative purposes and to pledge its assets in connection with such borrowings.

      WHEN-ISSUED SECURITIES AND DELAYED DELIVERY TRANSACTIONS. New issues of U.S. Treasury and Government securities are often offered on a "when-issued" basis. This means that delivery and payment for the securities normally will take place approximately 7 to 45 days after the date the buyer commits to purchase them. The payment obligation and the interest rate that will be received on securities purchased on a "when-issued" basis are each fixed at the time the buyer enters into the commitment. The Fund will make commitments to purchase such securities only with the intention of actually acquiring the securities, but the Fund may sell these securities or dispose of the commitment before the settlement date if it is deemed advisable as a matter of investment strategy. Cash or marketable high-grade debt securities equal to the amount of the above commitments will be segregated on the Fund's records. For the purpose of determining the adequacy of these securities the segregated securities will be valued at market. If the market value of such securities declines, additional cash or securities will be segregated on the Fund's records on a daily basis so that the market value of the account will equal the amount of such commitments by the Fund.

      Securities purchased on a "when-issued" basis and the securities held by the Fund are subject to changes in market value based upon the public's perception of changes in the level of interest rates. Generally, the value of such securities will fluctuate inversely to changes in interest rates i.e., they will appreciate in value when interest rates decline and decrease in value when interest rates rise. Therefore, if in order to achieve higher interest income the Fund remains substantially fully invested at the same time that it has purchased securities on a "when-issued" basis, there will be a greater possibility of fluctuation in the Fund's NAV.

      When payment for "when-issued" securities is due, the Fund will meet its obligations from then-available cash flow, the sale of segregated securities, the sale of other securities and/or, although it would not normally expect to do so, from the sale of the "when-issued" securities themselves (which may have a market value greater or less than the Fund's payment obligation). The sale of securities to meet such obligations carries with it a greater potential for the realization of capital gains, which are subject to federal income taxes.

      To secure advantageous prices or yields, the Fund may purchase or sell securities for delayed delivery. In such transactions, delivery of the securities occurs beyond the normal settlement periods, but no payment or delivery is made by the Fund prior to the actual delivery or payment by the other party to the transaction. The purchase of securities on a delayed delivery basis involves the risk that the value of the securities purchased will decline prior to the settlement date. The sale of securities for delayed delivery involves the risk that the prices available in the market on the delivery date may be greater than those obtained in the sale transaction. The Fund will establish a segregated account consisting of cash, U.S. Government Securities or other high-grade debt obligations in an amount at least equal at all times to the amounts of its delayed delivery commitments.

      LOANS OF FUND SECURITIES. The Fund may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. The Fund continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities, which affords the Fund an opportunity to earn interest on the amount of the loan and on the loaned securities' collateral. Loans of portfolio securities may not exceed 33-1/3% of the value of the Fund's total assets and the Fund will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. These loans are terminable by the Fund at any time upon specified notice. The Fund might experience loss if the institution to which it has lent its securities fails financially or breaches its agreement with the Fund. In addition, it is anticipated that the Fund may share with the borrower some of the income received on the collateral for the loan or that it will be paid a premium for the loan. In determining whether to lend securities, the Fund considers all relevant factors and circumstances including the creditworthiness of the borrower.

      REVERSE REPURCHASE AGREEMENTS. The Fund may enter into reverse repurchase agreements to meet redemption requests where the liquidation of Fund securities is deemed by Dreyfus to be disadvantageous. Under a reverse repurchase agreement, the Fund: (1) transfers possession of Fund securities to a bank or broker-dealer in return for cash in an amount equal to a percentage of the securities' market value; and (2) agrees to repurchase the securities at a future date by repaying the cash with interest. The Fund retains record ownership of the security involved including the right to receive interest and principal payments. Cash or liquid high-grade debt securities held by the Fund equal in value to the repurchase price including any accrued interest will be maintained in a segregated account while a reverse repurchase agreement is in effect.

      CERTAIN INVESTMENTS. From time to time, to the extent consistent with its investment objective, policies and restrictions, the Fund may invest in securities of companies with which Mellon Bank, N.A. ("Mellon Bank"), an affiliate of Dreyfus, has a lending relationship.

      MASTER/FEEDER OPTION. The Company may in the future seek to achieve the Fund's investment objective by investing all of the Fund's net investable assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to the Fund. Shareholders of the Fund will be given at least 30 days' prior notice of any such investment. Such investment would be made only if the Company's Board of Directors determines it to be in the best interest of the Fund and its shareholders. In making that determination, the Company's Board of Directors will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiency. Although the Fund believes that the Company's Board of Directors will not approve an arrangement that is likely to result in higher costs, no assurance is given that costs will be materially reduced if this option is implemented.

INVESTMENT RESTRICTIONS

      FUNDAMENTAL. The following limitations have been adopted by the Fund. The Fund may not change any of these fundamental investment limitations without the consent of: (a) 67% or more of the shares present at a meeting of shareholders duly called if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy; or (b) more than 50% of the outstanding shares of the Fund, whichever is less. The Fund may not:

      1. Purchase any securities which would cause more than 25% of the value of the Fund's total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal activities in the same industry. (For purposes of this limitation, U.S. Government securities, and state or municipal governments and their political subdivisions are not considered members of any industry. In addition, this limitation does not apply to investments in domestic banks, including U.S. branches of foreign banks and foreign branches of U.S. banks.)

      2. Borrow money or issue senior securities as defined in the 1940 Act except that (a) the Fund may borrow money in an amount not exceeding one-third of the Fund's total assets at the time of such borrowings, and (b) the Fund may issue multiple classes of shares. The purchase or sale of futures contracts and related options shall not be considered to involve the borrowing of money or issuance of senior securities.

      3. Purchase with respect to 75% of the Fund's total assets securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

      4. Make loans or lend securities, if as a result thereof more than one-third of the Fund's total assets would be subject to all such loans. For purposes of this limitation debt instruments and repurchase agreements shall not be treated as loans.

      5. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate, including mortgage loans, or securities of companies that engage in real estate business or invest or deal in real estate or interests therein).

      6. Underwrite securities issued by any other person, except to the extent that the purchase of securities and later disposition of such securities in accordance with the Fund's investment program may be deemed an underwriting.

      7. Purchase or sell commodities except that the Fund may enter into futures contracts and related options, forward currency contracts and other similar instruments.

      NONFUNDAMENTAL The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its investable assets in securities of a single open-end management investment company with substantially the same investment objective, policies and limitations as the Fund.

      The  Fund   has   adopted   the   following   additional   non-fundamental
restrictions.   These  non-fundamental   restrictions  may  be  changed  without
shareholder approval, in compliance with applicable law and regulatory policy.

      1. The Fund shall not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling short.

      2. The Fund shall not purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options shall not constitute purchasing securities on margin.

      3. The Fund shall not purchase oil, gas or mineral leases.

      4. The Fund will not purchase or retain the securities of any issuer if the officers or Directors of the Fund, its advisers, or managers, owning beneficially more than one half of one percent of the securities of such issuer, together own beneficially more than 5% of such securities.

      5. The Fund will not purchase securities of issuers (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof), including their predecessors, that have been in operation for less than three years, if by reason thereof, the value of the Fund's investment in securities would exceed 5% of the Fund's total assets. For purposes of this limitation, sponsors, general partners, guarantors and originators of underlying assets may be treated as the issuer of a security.

      6. The Fund will invest no more than 15% of the value of its net assets in illiquid securities, including repurchase agreements with remaining maturities in excess of seven days, time deposits with maturities in excess of seven days and other securities which are not readily marketable. For purposes of this limitation, illiquid securities shall not include Section 4(2) paper and securities which may be resold under Rule 144A under the Securities Act of 1933, provided that the Board of Directors, or its delegate, determines that such securities are liquid based upon the trading markets for the specific security.

      7. The Fund may not invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets and except to the extent otherwise permitted by the 1940 Act.

8. The Fund shall not purchase any security while borrowings representing more than 5% of the Fund's total assets are outstanding.

      9. The Fund will not  purchase  warrants if at the time of such  purchase:
(a) more than 5% of the value of the Fund's assets would be invested in warrants, or (b) more than 2% of the value of the Fund's assets would be invested in warrants that are not listed on the New York or American Stock Exchange (for purposes of this limitation, warrants acquired by the Fund in units or attached to securities will be deemed to have no value).

      10. The Fund will not purchase puts, calls, straddles, spreads and any combination thereof if by reason thereof the value of its aggregate investment in such classes of securities would exceed 5% of its total assets except that: this limitation shall not apply to standby commitments, and this limitation shall not apply to the Fund's transactions in futures contracts and options.

      As an operating policy, the Fund will not invest more than 25% of the value of its total assets, at the time of such purchase in domestic banks, including U.S. branches of foreign banks and foreign branches of U.S. banks. The Company's Board of Directors may change this policy without shareholder approval. Notice will be given to shareholders if this policy is changed by the Board.

      If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in such percentage resulting from a change in the values of assets will not constitute a violation of such restriction, except as otherwise required by the 1940 Act.

      If the Fund's investment objective, policies, restrictions, practices or procedures change, shareholders should consider whether the Fund remains an appropriate investment in light of the shareholder's then-current position and needs.

                             MANAGEMENT OF THE FUND

FEDERAL LAW AFFECTING  MELLON BANK

      The Glass-Steagall Act of 1933 prohibits national banks from engaging in the business of underwriting, selling or distributing securities and prohibits a member bank of the Federal Reserve System from having certain affiliations with an entity engaged principally in that business. The activities of Mellon Bank in informing its customers of, and performing, investment and redemption services in connection with the Fund, and in providing services to the Fund as custodian, as well as Dreyfus' investment advisory activities, may raise issues under these provisions. Mellon Bank has been advised by counsel that the activities contemplated under these arrangements are consistent with its statutory and regulatory obligations.

      Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of such future statutes and regulations, could prevent Mellon Bank or Dreyfus from continuing to perform all or a part of the above services for its customers and/or the Fund. If Mellon Bank or Dreyfus were prohibited from serving the Fund in any of its present capacities, the Board of Directors would seek an alternative provider(s) of such services.

DIRECTORS AND OFFICERS

      The Company's Board is responsible for the management and supervision of the Fund. The Board approves all significant agreements between the Company, on behalf of the Fund, and those companies that furnish services to the Fund. These companies are as follows:

      The Dreyfus Corporation...............................Investment Adviser
      Premier Mutual Fund Services, Inc..... Sub-Administrator and Distributor
      Dreyfus Transfer, Inc.....................................Transfer Agent
      Mellon Bank.......................................Custodian for the Fund

     The Company has a Board composed of nine Directors. The following lists the Directors and officers and their positions with the Company and their present and principal occupations during the past five years. Each Director who is an "interested person" of the Company (as defined in the 1940 Act) is indicated by an asterisk(*). Each of the Directors also serves as a Trustee of The Dreyfus/Laurel Funds Trust and The Dreyfus/Laurel Tax-Free Municipal Funds

(collectively, with the Company, the "Dreyfus/Laurel Funds") and the Dreyfus High Yield Strategies Fund.

DIRECTORS OF THE COMPANY

o+JOSEPH S. DIMARTINO, Chairman of the Board of the Company. Since January 1995,
      Mr. DiMartino has served as Chairman of the Board for various funds in the Dreyfus Family of Funds. He is also a Director of The Noel Group, Inc., a venture capital company (for which from February 1995 until November 1997, he was Chairman of the Board), The Muscular Dystrophy Association, HealthPlan Services Corporation, a provider of marketing, administrative and risk management services to health and other benefit programs, Carlyle Industries, Inc. (formerly Belding Heminway Company, ) a button packager and distributor; Century Business Services, Inc. (formerly, International Alliance Services, Inc.), a provider of various outservicing functions for small and medium sized companies, and Career Blazers, Inc (formerly Staffing Resources) a temporary placement agency, Mr. DiMartino is also a Board member of 152 other funds in the Dreyfus Family of Funds. For more than five years prior to January 1995, he was President, a director and, until August 24, 1994, Chief Operating Officer of Dreyfus and Executive Vice President and a director of Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus. From August 1994 to December 31, 1994, he was a director of Mellon Bank Corporation. Age: 55 years old. Address:
      200 Park Avenue, New York, New York 10166.

o+JAMES M.  FITZGIBBONS.  Director  of  the  Company;  Director,  Lumber  Mutual
      Insurance Company;  Director,  Barrett Resources,  Inc. Age: 64 years old.
      Address: 40 Norfolk Road, Brookline, Massachusetts 02167.

o*J.  TOMLINSON FORT.  Director of the Company;  Partner,  Reed,  Smith,  Shaw &
      McClay (law firm). Age: 70 years old. Address: 204 Woodcock Drive, Pittsburgh, Pennsylvania 15215.

o+ARTHUR  L.  GOESCHEL.   Director  of  the  Company;  Director,  Calgon  Carbon
      Corporation; Director, Cerex Corporation; former Chairman of the Board and Director, Rexene Corporation. Age: 77 years old. Address: Way Hallow Road and Woodland Road, Sewickley, Pennsylvania 15143.

o+KENNETH A.  HIMMEL.  Director  of the  Company;  former  Director,  The Boston
      Company, Inc. ("TBC") and Boston Safe Deposit and Trust Company; President and Chief Executive Officer, Himmel & Co., Inc.; Vice Chairman, Sutton Place Gourmet, Inc.; Managing Partner, Franklin Federal Partners. Age: 52 years old. Address: 625 Madison Avenue, New York, New York 10022.

o+STEPHEN  J.  LOCKWOOD.  Director  of  the  Company;  President  and  CEO,  LDG
      Management Company Inc.; CEO, LDG Reinsurance Underwriters, SRRF Management Inc. and Medical Reinsurance Underwriters Inc. Age: 51 years old. Address: 401 Edgewater Place, Wakefield, Massachusetts 01880.

o+JOHN J. SCIULLO.  Director of the Company; Dean Emeritus and Professor of Law,
      Duquesne University Law School; Director, Urban Redevelopment Authority of Pittsburgh; Member of Advisory Committee, Decedents Estates Laws of Pennsylvania. Age: 67 years old. Address: 321 Gross Street, Pittsburgh, Pennsylvania 15224.

o+ROSLYN M. WATSON. Director of the Company;  Principal,  Watson Ventures, Inc.;
      Director,  American  Express  Centurion  Bank;  Director,  Harvard/Pilgrim
      Community Health Plan, Inc.; Director, Massachusetts Electric Company; Director, the Hyams Foundation, Inc. Age: 49 years old. Address: 25 Braddock Park, Boston, Massachusetts 02116-5816.

o+BENAREE  PRATT  WILEY.  Director  of the  Company;  President  and  CEO of The
      Partnership, an organization dedicated to increasing the representation of African Americans in positions of leadership, influence and decision-making in Boston, MA; Trustee, Boston College; Trustee, WGBH Educational Foundation; Trustee, Children's Hospital; Director, The Greater Boston Chamber of Commerce; Director, The First Albany Companies, Inc.; from April 1995 to March 1998, Director, TBC, an affiliate of Dreyfus. Age: 52 years old. Address: 334 Boylston Street, Suite 400, Boston, Massachusetts.

--------------------------------
*     "Interested person" of the Company, as defined in the 1940 Act.
o     Member of the Audit Committee.
+     Member of the Nominating Committee.

OFFICERS OF THE COMPANY

#MARGARET W. CHAMBERS.  Vice President and Secretary of the Company. Senior
      Vice President and General Counsel of Funds Distributor, Inc. From August 1996 to March 1998, she was Vice President and Assistant General Counsel for Loomis, Sayles & Company, L.P. From January 1986 to July 1996, she was an associate with the law firm of Ropes & Gray. Age: 39 years old.

#MARIEE.  CONNOLLY.  President  and Treasurer of the Company.  President,  Chief
      Executive Officer, Chief Compliance Officer and a director of the Distributor and Funds Distributor, Inc., the ultimate parent of which is Boston Institutional Group, Inc. Age: 41 years old.

#DOUGLAS C.  CONROY.  Vice  President  and  Assistant  Secretary of the Company.
      Assistant Vice President of Funds Distributor, Inc. From April 1993 to January 1995, he was a Senior Fund Accountant for Investors Bank & Trust Company. Age: 29 years old.

#CHRISTOPHER J. KELLEY.  Vice President and Assistant  Secretary of the Company.
      Vice President and Senior Associate General Counsel of Funds Distributor, Inc. From April 1994 to July 1996, Mr. Kelley was Assistant Counsel at Forum Financial Group. From October 1992 to March 1994, Mr. Kelley was employed by Putnam Investments in legal and compliance capacities. Age: 34 years old.

#KATHLEEN K. MORRISEY.  Vice  President and Assistant  Secretary of the Company.
      Manager of Treasury Services Administration of Funds Distributor, Inc. From July 1994 to November 1995, she was a Fund Accountant for Investors Bank & Trust Company. Age: 26 years old.

#MARY A. NELSON.  Vice  President and Assistant  Treasurer of the Company.  Vice
      President of the Distributor and Funds Distributor, Inc. From September 1989 to July 1994, she was an Assistant Vice President and Client Manager for TBC. Age: 34 years old.

#MICHAEL S.  PETRUCELLI.  Vice  President,  Assistant  Treasurer  and  Assistant
      Secretary of the Company. Senior Vice President and director of Strategic Client Initiatives of Funds Distributor, Inc. From December 1989 through November, 1996, he was employed by GE Investment Services where he held various financial, business development and compliance positions. He also served as Treasurer of the GE Funds and as Director of GE Investment Services. Age: 37 years old.

#STEPHANIE PIERCE. Vice President, Assistant Treasurer and Assistant Secretary of the Company. Vice President and Client Development Manager of Funds Distributor, Inc. From April 1997 to March 1998, she was employed as a Relationship Manager with Citibank, N.A. From August 1995 to April 1997, she was an Assistant Vice President with Hudson Valley Bank, and from September 1990 to August 1995, she was a Second Vice President with Chase Manhattan Bank. Age: 30 years old.

#GEORGE A. RIO. Vice President and Assistant Treasurer of the Company. Executive
      Vice President and Client Service Director of Funds Distributor, Inc. From June 1995 to March 1998, he was Senior Vice President and Senior Key Account Manager for Putnam Mutual Funds. From May 1994 to June 1995, he was Director of Business Development for First Data Corporation. From September 1983 to May 1994, he was Senior Vice President and Manager of Client Services and Director of Internal Audit at TBC. Age: 44 years old.

#JOSEPH F. TOWER,  III. Vice  President and Assistant  Treasurer of the Company.
      Senior Vice President, Treasurer, Chief Financial Officer and a Director of the Distributor and Funds Distributor, Inc. From 1988 to August 1994, he was employed by TBC where he held various management positions in the Corporate Finance and Treasury areas. Age: 37 years old.

#ELBA VASQUEZ. Vice President and Assistant Secretary of the Company.  Assistant
      Vice President of Funds Distributor, Inc. From March 1990 to May 1996, she was employed by U.S. Trust Company of New York, where she held various sales and marketing positions. Age: 37 years old.

--------------------------------
# Officer also serves as an officer for other investment companies advised by Dreyfus, including The Dreyfus/Laurel Funds Trust and The Dreyfus/Laurel Tax-Free Municipal Funds.

      The address of each officer of the Company is 200 Park Avenue, New York, New York 10166.

      No officer or employee of the Distributor (or of any parent, subsidiary or affiliate thereof) receives any compensation from the Company for serving as an officer or Director of the Company. In addition, no officer or employee of Dreyfus (or of any parent, subsidiary or affiliate thereof) serves as an officer or Director of the Company. Effective July 1, 1998, the Dreyfus/Laurel Funds pay each Director/Trustee who is not an "interested person" of the Company (as defined in the 1940 Act) $40,000 per annum, plus $5,000 per joint Dreyfus/Laurel Funds Board meeting attended, $2,000 for separate committee meetings attended which are not held in conjunction with a regularly scheduled Board meeting and $500 for Board meetings and separate committee meetings attended that are conducted by telephone. The Dreyfus/Laurel Funds also reimburse each Director/Trustee who is not an "interested person" of the Company (as defined in the 1940 Act) for travel and out-of-pocket expenses. The Chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts). In the event that there is a joint committee meeting of the Dreyfus/Laurel Funds and the Dreyfus High Yield Strategies Fund, the $2,000 fee will be allocated between the Dreyfus/Laurel Funds and the Dreyfus High Yield Strategies Fund. The compensation structure described in this paragraph is referred to hereinafter as the "Current Compensation Structure."

      In addition, the Company currently has three Emeritus Board members who are entitled to receive an annual retainer and a per meeting fee of one-half the amount paid to them as Board members pursuant to the Current Compensation Structure.

      Prior to July 1, 1998, the Dreyfus/Laurel Funds paid each Director/Trustee who was not an "interested person" of the Company (as defined in the 1940 Act) $27,000 per annum (and an additional $25,000 for the Chairman of the Board of Directors/Trustees of the Dreyfus/Laurel Funds) and $1,000 per joint Dreyfus/Laurel Funds Board meeting attended, plus $750 per joint Dreyfus/Laurel Funds Audit Committee meeting attended, and reimbursed each such Director/Trustee for travel and out-of-pocket expenses (the "Former Compensation Structure").

      The aggregate amount of fees and expenses received by each current Director from the Company for the fiscal year ended October 31, 1998, and from all other funds in the Dreyfus Family of Funds for which such person is a Board member for the year ended December 31, 1998, pursuant to the Former Compensation Structure for the period from November 1, 1997 through June 30, 1998 and the Current Compensation Structure for the period from July 1, 1998 through October 31, 1998, were as follows:

            ......                                     Total Compensation
            ......            Aggregate                From the Company
Name of Board.....            Compensation             and Fund Complex
MEMBER       .....            FROM THE COMPANY#        PAID TO BOARD MEMBER****

Joseph S. DiMartino*

James M. Fitzgibbons

J. Tomlinson Fort**                none                       none

Arthur L. Goeschel

Kenneth A. Himmel

Stephen J. Lockwood

John J. Sciullo

Roslyn M. Watson

Benaree Pratt Wiley***
----------------------------
# Amounts required to be paid by the Company directly to the non-interested Directors, that would be applied to offset a portion of the management fee payable to Dreyfus, are in fact paid directly by Dreyfus to the non-interested Directors. Amount does not include reimbursed expenses for attending Board meetings, which amounted to $[ ] for the Company.
* Mr. DiMartino became Chairman of the Board of the Dreyfus/Laurel Funds on January 1, 1999.
** J.  Tomlinson  Fort is paid directly by Dreyfus for serving as a Board member of the Company and the funds in the Dreyfus/Laurel Funds and separately by the Dreyfus High Yield Strategies Fund. For the fiscal year ended October 31, 1998, the aggregate amount of fees and expenses received by J. Tomlinson Fort from Dreyfus for serving as a Board member of the Company was ______________________. For the year ended December 31, 1998, the aggregate amount of fees and expenses received by Mr. Fort for serving as a Board member of all funds in the Dreyfus/Laurel Funds (including the Company) and Dreyfus High Yield Strategies Fund (for which payment is made directly by the fund) was ______________________. In addition, Dreyfus reimbursed Mr. Fort a total of $__________________ for expenses attributable to the Company's Board meetings which is not included in the $__________________ amount in note # above.
***Payments  to Ms.  Wiley were for the period from April 23, 1998 (the date she was elected as a Board member) through October 31, 1998.
****The Dreyfus Family of Funds consists of ___ mutual funds.

      The officers and Directors of the Company as a group owned beneficially less than 1% of the total shares of the Fund outstanding as of November __, 1998.

      PRINCIPAL   SHAREHOLDERS.   As  of  January  31,   1999,   the   following
shareholder(s)  owned of record 5% or more of Investor  and BASIC  shares of the
Fund: _________.


                             MANAGEMENT ARRANGEMENTS

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTIONS IN THE FUND'S PROSPECTUS ENTITLED "EXPENSES" AND "Management."

     Dreyfus is a wholly-owned subsidiary of Mellon Bank Corporation ("Mellon"). Mellon is a publicly owned multibank holding company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets. Mellon is among the 25 largest bank holding companies in the United States based on total assets.

      MANAGEMENT AGREEMENT. Dreyfus serves as the investment manager for the Fund pursuant to an Investment Management Agreement with the Company dated April 4, 1994 (the "Management Agreement"), transferred to Dreyfus as of October 17, 1994, subject to the overall authority of the Company's Board of Directors in accordance with Maryland law. Pursuant to the Management Agreement, Dreyfus provides, or arranges for one or more third parties to provide, investment advisory, administrative, custody, fund accounting and transfer agency services to the Fund. As investment manager, Dreyfus manages the Fund by making investment decisions based on the Fund's investment objective, policies and restrictions. The Management Agreement is subject to review and approval at least annually by the Board of Directors.

      The Fund is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Fund utilizes a "passive" investment approach, attempting to duplicate the investment performance of the Aggregate Bond Index through the use of statistical procedures.

      The Management Agreement will continue from year to year provided that a majority of the Directors who are not "interested persons" of the Company and either a majority of all Directors or a majority (as defined in the 1940 Act) of the shareholders of the Fund approve its continuance. The Management Agreement was last approved by the Board of Directors on _____________, 1999 to continue until _____________, 2000. The Company may terminate the Management Agreement upon the vote of a majority of the Board of Directors or upon the vote of a majority of the Fund's outstanding voting securities on 60 days' written notice to Dreyfus. Dreyfus may terminate the Management Agreement upon 60 days' written notice to the Company. The Management Agreement will terminate immediately and automatically upon its assignment.

      The following persons are officers and/or directors of Dreyfus: W. Keith Smith, Chairman of the Board; Christopher M. Condron, President, Chief Executive Officer, Chief Operating Officer and a director; Stephen E. Canter, Vice Chairman, Chief Investment

Officer and a director; Lawrence S. Kash, Vice Chairman-Distribution and a director; Ronald P. O'Hanley III, Vice Chairman; J. David Officer, Vice Chairman and a director; William T. Sandalls, Jr., Executive Vice President; Mark N. Jacobs, Vice President, General Counsel and Secretary; Patrice M. Kozlowski, Vice President-Corporate Communications; Mary Beth Leibig, Vice President-Human Resources; Andrew S. Wasser, Vice-President-Information Systems; Theodore A. Schachar, Vice President; Wendy Strutt, Vice President; Richard Terres, Vice President; William H. Maresca, Controller; James Bitetto, Assistant Secretary; Steven F. Newman, Assistant Secretary; and Mandell L. Berman, Burton C. Borgelt, Frank V. Cahouet and Richard F. Syron, directors.

      EXPENSES. Effective August 15, 1997, the Management Agreement was amended to reflect a reduction in the annual management fee payable by the Fund to Dreyfus from 0.40% to 0.15% of the value of the Fund's average daily net assets. Dreyfus pays all of the Fund's expenses, except brokerage fees, taxes, interest, fees and expenses of the non-interested directors (including counsel fees), Rule 12b-1 fees (if applicable) and extraordinary expenses. Although Dreyfus does not pay for the fees and expenses of the non-interested Directors (including counsel fees), Dreyfus is contractually required to reduce its investment management fee by an amount equal to the Fund's allocable share of such fees and expenses. From time to time, Dreyfus may voluntarily waive a portion of the investment management fees payable by the Fund, which would have the effect of lowering the expense ratio of the Fund and increasing return to investors. Expenses attributable to the Fund are charged against the Fund's assets; other expenses of the Company are allocated among its funds on the basis determined by the Board, including, but not limited to, proportionately in relation to the net assets of each fund.

      For the last three years, the Fund had the following expenses:

                                          For the Fiscal Year Ended October 31,
                                          1998        1997        1996

Management fees                           $_____      $______     $69,108

      THE DISTRIBUTOR. Premier Mutual Fund Services, Inc. (the "Distributor"), located at 60 State Street, Boston, Massachusetts 02109, serves as the Fund's distributor on a best efforts basis pursuant to an agreement which is renewable annually. Dreyfus may pay the Distributor for shareholder services from Dreyfus' own assets, including past profits but not including the management fee paid by the Fund. The Distributor may use part or all of such payments to pay certain banks, securities brokers or dealers and other financial institutions ("Agents")
for these services.  The Distributor  also acts as   sub-administrator  for the
Fund and as  distributor  for the other funds in the Dreyfus Family of Funds.

                               PURCHASE OF SHARES

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTIONS IN THE FUND'S PROSPECTUS ENTITLED "ACCOUNT POLICIES," "SERVICES FOR FUND INVESTORS," "INSTRUCTIONS FOR REGULAR ACCOUNTS," AND "INSTRUCTIONS FOR IRAS."

      GENERAL. The Fund offers Investor shares and BASIC shares. (Investor shares and BASIC shares of the Fund were formerly called Institutional shares and Retail shares, respectively.) Investor shares and BASIC shares are identical, except as to the services offered to, the expenses borne by, and the minimum purchase and account balance maintenance requirements of, each Class. Investor shares and BASIC shares are offered to any investor. You should consult your Agent to determine which Class of shares is offered by the Agent. You may be charged a fee if you effect transactions in Fund shares through an Agent. Unless the Fund is otherwise instructed, new purchases by existing shareholders will be in the same Class of shares that the shareholder then holds. The Fund reserves the right to reject any purchase order.

      The minimum initial investment for BASIC shares is $10,000. The minimum initial investment for Investor shares is $2,500, or $1,000 if you are a client of an Agent which maintains an omnibus account in the Investor Class of the Fund and has made an aggregate minimum initial purchase for its customers of $2,500. Subsequent investments for BASIC shares must be at least $1,000 (or at least $100 in the case of persons who have held BASIC shares since August 14, 1997) and for Investor shares must be at least $100. However, the minimum initial investment for BASIC shares with respect to Dreyfus-sponsored Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, SEP-IRAs and rollover IRAs), and 403(b)(7) Plans with only one participant is $5,000; subsequent investments for BASIC shares with respect to such accounts must be at least $1,000 (with no minimum on subsequent purchases by holders of BASIC shares in such accounts since August 14, 1997). The minimum initial investment for Investor shares with respect to Dreyfus-sponsored Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, SEP-IRAs and rollover IRAs) and 403(b)(7) Plans with only one participant is $750 and with respect to Dreyfus-sponsored Education IRAs is $500. There is no minimum on subsequent purchases of Investor shares with respect to such accounts. The initial investment must be accompanied by the Fund's Account Application. For full-time or part-time employees of Dreyfus or any of its affiliates or subsidiaries, directors of Dreyfus, Board members of a fund advised by Dreyfus including members of the Company's Board, or the spouse or minor child of any of the foregoing, the minimum initial investment for Investor shares is $1,000. For full-time or part-time employees of Dreyfus or any of its affiliates or subsidiaries who elect to have a portion of their pay directly deposited into their Fund account, the minimum initial investment for Investor shares is $50. The Fund reserves the right to offer shares without regard to minimum purchase requirements to employees participating in certain qualified or non-qualified employee benefit plans or other programs where contributions or account information can be transmitted in a manner and form acceptable to the Fund. The Fund reserves the right to vary further the initial and subsequent investment minimum requirements at any time.

      Investor shares are offered without regard to the minimum initial investment requirements through Dreyfus-Automatic Asset Builder, Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan pursuant to the Dreyfus Step Program (described under "Shareholder Services"). These services enable you to make regularly scheduled investments and may provide you with a convenient way to invest for long-term financial goals. You should be aware, however, that periodic investment plans do not guarantee a profit and will not protect an investor against loss in a declining market.

     The Internal Revenue Code of 1986, as amended (the "Code") imposes various limitations on the amount that may be contributed annually to certain qualified or non-qualified employee benefit plans or other programs, including pension, profit-sharing and other deferred compensation plans, whether established by corporations, partnerships, non-profit entities or state and local governments ("Retirement Plans"). These limitations apply with respect to participants at the plan level and, therefore, do not directly affect the amount that may be invested in the Fund by a Retirement Plan. Participants and plan sponsors should consult their tax advisers for details.

     Both Investor shares and BASIC shares are sold on a continuous basis. NAV per share is determined as of the close of trading on the floor of the New York Stock Exchange ("NYSE") (currently 4:00 p.m., New York time), on each day the NYSE is open for business. NAV per share of each class is computed by dividing the value of the Fund's net assets represented by such class (i.e., the value of its assets less liabilities) by the total number of shares of such class outstanding. For further information regarding the methods employed in valuing the Fund's investments, see "Determination of Net Asset Value".

     If an order is received in proper form by the Transfer Agent or other entity authorized to receive orders on behalf of the Fund by the close of trading on the floor of the NYSE (currently 4:00 p.m., New York time) on a business day, Fund shares will be purchased at the NAV determined as of the close of trading on the floor of the NYSE on that day. Otherwise, Fund shares will be purchased at the NAV determined as of the close of trading on the floor of the NYSE on the next business day, except where shares are purchased through a dealer as provided below.

     Orders for the purchase of Fund shares received by dealers by the close of trading on the floor of the NYSE on any business day and transmitted to the Distributor or its designee by the close of its business day (normally 5:15 p.m., New York time) will be based on the NAV per share determined as of the close of trading on the floor of the NYSE on that day. Otherwise, the orders will be based on the next determined NAV. It is the dealers' responsibility to transmit orders so that they will be received by the Distributor or its designee before the close of its business day. For certain institutions that have entered into agreements with the Distributor, payment for the purchase of Fund shares may be transmitted, and must be received by the Transfer Agent, within three business days after the order is placed. If such payment is not received within three business days after the order is placed, the order may be canceled and the institution could be held liable for resulting fees and/or losses.

      The Distributor may pay dealers a fee of up to 0.5% of the amount invested through such dealers in Fund shares by employees participating in qualified or non-qualified employee benefit plans or other programs where (i) the employers or affiliated employers maintaining such plans or programs have a minimum of 250 employees eligible for participation in such plans or programs or (ii) such plan's or program's aggregate investment in the Dreyfus Family of Funds or certain other products made available by the Distributor to such plans or programs exceeds $1,000,000 ("Eligible Benefit Plans"). Shares of funds in the Dreyfus Family of Funds then held by Eligible Benefit Plans will be aggregated to determine the fee payable. The Distributor reserves the right to cease paying these fees at any time. The Distributor will pay such fees from its own funds, other than amounts received from the Fund, including past profits or any other source available to it.

     Federal regulations require that you provide a certified taxpayer identification number ("TIN") upon opening or reopening an account. See the Fund's Account Application for further information concerning this requirement. Failure to furnish a certified TIN to the Fund could subject you to a $50 penalty imposed by the Internal Revenue Service.

     DREYFUS TELETRANSFER PRIVILEGE. You may purchase Fund shares by telephone through the TELETRANSFER Privilege if you have checked the appropriate box and supplied the necessary information on the Account Application or have filed a Shareholder Services Form with the Transfer Agent. The proceeds will be transferred between the bank account designated in one of these documents and your Fund account. Only a bank account maintained in a domestic financial institution that is an Automated Clearing House ("ACH") member may be so designated. DREYFUS TELETRANSFER purchase orders may be made at any time. Purchase orders received by 4:00 p.m., New York time, on any business day that the Transfer Agent and the NYSE are open for business will be credited to the shareholder's Fund account on the next bank business day following such purchase order. Purchase orders made after 4:00 p.m., New York time, on any business day the Transfer Agent and the NYSE are open for business, or orders made on Saturday, Sunday or any Fund holiday (e.g., when the NYSE is not open for business), will be credited to the shareholder's Fund account on the second bank business day following such purchase order. To qualify to use the DREYFUS TELETRANSFER Privilege, the initial payment for purchase of Fund shares must be drawn on, and redemption proceeds paid to, the same bank and account as are designated on the Account Application or Shareholder Services Form on file. If the proceeds of a particular redemption are to be wired to an account at any other bank, the request must be in writing and signature-guaranteed. See "Redemption of Shares -DREYFUS TELETRANSFER Privilege." The Fund may modify or terminate this Privilege at any time or charge a service fee upon notice to shareholders. No such fee currently is contemplated.

      REOPENING AN ACCOUNT. An investor may reopen an account with a minimum investment of $100 without filing a new Account Application during the calendar year the account is closed or during the following calendar year, provided the information on the old Account Application is still applicable.

      IN-KIND PURCHASES. If the following conditions are satisfied, the Fund may at its discretion, permit the purchase of shares through an "in-kind" exchange of securities. Any securities exchanged must meet the investment objective, policies and limitations of the Fund, must have a readily ascertainable market value, must be liquid and must not be subject to restrictions on resale. The market value of any securities exchanged, plus any cash, must be at least equal to $25,000. Shares purchased in exchange for securities generally cannot be redeemed for fifteen days following the exchange in order to allow time for the transfer to settle.

      The basis of the exchange will depend upon the relative NAV of the shares purchased and securities exchanged. Securities accepted by the Fund will be valued in the same manner as the Fund values its assets. Any interest earned on the securities following their delivery to the Fund and prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities become the property of the Fund, along with the securities. For further information about "in-kind" purchases, call 1-800-645-6561.

      SHARE CERTIFICATES. Share certificates are issued upon written request only. No certificates are issued for fractional shares.

                                DISTRIBUTION PLAN

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION IN THE FUND'S PROSPECTUS ENTITLED "YOUR INVESTMENT."

      Investor  shares  are  subject  to  annual  fees  for   distribution   and
shareholder services. Distribution and shareholder servicing fees paid by Investor shares will cause Investor shares to have a higher expense ratio and pay lower dividends than BASIC shares.

      The Securities and Exchange Commission has adopted Rule 12b-1 under the 1940 Act (the "Rule") regulating the circumstances under which investment companies such as the Company may, directly or indirectly, bear the expenses of distributing their shares. The Rule defines distribution expenses to include expenditures for "any activity which is primarily intended to result in the sale of fund shares." The Rule, among other things, provides that an investment company may bear such expenses only pursuant to a plan adopted in accordance with the Rule.

      DISTRIBUTION PLAN - INVESTOR SHARES. With respect to the Investor shares of the Fund, the Company has adopted a Distribution Plan ("Plan") and may enter into Agreements with Agents pursuant to the Plan.

      Under the Plan, the Fund may spend annually up to 0.25% of its average daily net assets attributable to Investor shares to compensate Dreyfus Service Corporation, an affiliate of Dreyfus, for shareholder servicing activities and the Distributor for shareholder servicing activities and for activities or expenses primarily intended to result in the sale of Investor shares of the Fund. The Plan allows the Distributor to make payments from the Rule 12b-1 fees it collects from the Fund to compensate Agents that have entered into Selling Agreements ("Agreements") with the Distributor. Under the Agreements, the Agents are obligated to provide distribution-related services with regard to the Fund and/or shareholder services to the Agent's clients that own Investor shares of the Fund.

      The Plan provides that a report of the amounts expended under the Plan, and the purposes for which such expenditures were incurred, must be made to the Company's Directors for their review at least quarterly. In addition, the Plan provides that it may not be amended to increase materially the costs which the Fund may bear for distribution pursuant to the Plan without approval of the Fund's shareholders, and that other material amendments of the Plan must be approved by the vote of a majority of the Directors and of the Directors who are not "interested persons" (as defined in the 1940 Act) of the Company and who do not have any direct or indirect financial interest in the operation of the Plan, cast in person at a meeting called for the purpose of considering such amendments. The Plan is subject to annual approval by the entire Board of Directors and by the Directors who are neither interested persons nor have any direct or indirect financial interest in the operation of the Plan, by vote cast in person at a meeting called for the purpose of voting on the Plan. The Plan was so approved by the Directors at a meeting held on ___________________. The Plan is terminable, as to the Fund's Investor shares, at any time by vote of a majority of the Directors who are not interested persons and have no direct or indirect financial interest in the operation of the Plan or by vote of the holders of a majority of the outstanding Investor shares of the Fund.

      An Agent entitled to receive compensation for selling and servicing the Fund's shares may receive different compensation with respect to one Class of shares over another. Potential investors should read this Statement of Additional Information in light of the terms governing Agreements with their Agents. The fees payable under the Plan are payable without regard to actual expenses incurred. The Fund and the Distributor may suspend or reduce payments under the Plan at any time, and payments are subject to the continuation of the Fund's Plan and the Agreements described above. From time to time, the Agents, the Distributor and the Fund may voluntarily agree to reduce the maximum fees payable under the Plan.

      For the fiscal year ended October 31, 1998, the Fund paid the Distributor and Dreyfus Service Corporation: $____ and $______, respectively, pursuant to the Plan with respect to Investor shares.


                              REDEMPTION OF SHARES

      The following information supplements and should be read in conjunction with the section in the Fund's Prospectus entitled "Account Policies," "Services For Fund Investors," "Instructions for Regular Accounts" and "Instructions for IRAs."

      GENERAL. If you hold Fund shares of more than one Class, any request for redemption must specify the Class of shares being redeemed. If you fail to specify the Class of shares to be redeemed or if you own fewer shares of the

Class than specified to be redeemed, the redemption request may be delayed until the Transfer Agent receives further instructions from you or your Agent.

      The Fund imposes no charges when shares are redeemed. Agents or other institutions may charge their clients a nominal fee for effecting redemptions of Fund shares. Any certificates representing Fund shares being redeemed must be submitted with the redemption request. The value of the shares redeemed may be more or less than their original cost, depending upon the Fund's then-current NAV per share.

      PROCEDURES. You may redeem Fund shares by using the regular redemption procedure through the Transfer Agent, or through the Telephone Redemption Privilege which is granted automatically unless you specifically refuse it by checking the applicable "No" box on the Account Application. The Telephone Redemption Privilege may be established for an existing account by a separate signed Shareholder Services Form or by oral request from any of the authorized signatories on the account by calling 1-800-645-6561. You also may redeem shares through the Wire Redemption Privilege or the Dreyfus TELETRANSFER Privilege if you have checked the appropriate box and supplied the necessary information on the Account Application or have filed a Shareholders Services Form with the Transfer Agent. If you are a client of certain Agents ("Selected Dealers"), you can also redeem Fund shares through the Selected Dealer. Other redemption procedures may be in effect for clients of certain Agents and institutions. The Fund makes available to certain large institutions the ability to issue redemption instructions through compatible computer facilities. The Fund reserves the right to refuse any request made by telephone, including requests made shortly after a change of address, and may limit the amount involved or the number of such requests. The Fund may modify or terminate any redemption privilege at any time or charge a service fee upon notice to shareholders. No such fee currently is contemplated. Shares held under Keogh Plans, IRAs, or other retirement plans, and shares for which certificates have been issued, are not eligible for the Wire Redemption, Telephone Redemption or TELETRANSFER Privilege.

      The Telephone Redemption Privilege or Telephone Exchange Privilege authorizes the Transfer Agent to act on telephone instructions (including over The Dreyfus Touch(R) automated telephone system) from any person representing himself or herself to be you, or a representative of your Agent, and reasonably believed by the Transfer Agent to be genuine. The Fund will require the Transfer Agent to employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine and, if it does not follow such procedures, the Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions. Neither the Fund nor the Transfer Agent will be liable for following telephone instructions reasonably believed to be genuine.

      During times of drastic economic or market conditions, you may experience difficulty in contacting the Transfer Agent by telephone to request a redemption or an exchange of Fund shares. In such cases, you should consider using the other redemption procedures described herein. Use of these other redemption procedures may result in your redemption request being processed at a later time than it would have been if telephone redemption had been used. During the delay, the Fund's NAV may fluctuate.

     REDEMPTION THROUGH A SELECTED DEALER. Customers of Selected Dealers may make redemption requests to their Selected Dealer. If the Selected Dealer transmits the redemption request so that it is received by the Transfer Agent prior to the close of trading on the floor of the NYSE (currently 4:00 p.m., New York time), the redemption request will be effective on that day. If a redemption request is received by the Transfer Agent after the close of trading on the floor of the NYSE, the redemption request will be effective on the next business day. It is the responsibility of the Selected Dealer to transmit a request so that it is received in a timely manner. The proceeds of the redemption are credited to your account with the Selected Dealer.

      In addition, the Distributor will accept orders from Selected Dealers with which it has sales agreements for the repurchase of Fund shares held by shareholders. Repurchase orders received by dealers by the close of trading on the floor of the NYSE on any business day and transmitted to the Distributor or its designee prior to the close of its business day (normally 5:15 p.m., New York time) are effected at the price determined as of the close of trading on the floor of the NYSE on that day. Otherwise, the Fund shares will be redeemed at the next determined NAV per share. It is the responsibility of the Selected Dealer to transmit orders on a timely basis. The Selected Dealer may charge the shareholder a fee for executing the order. This repurchase arrangement is discretionary and may be withdrawn at any time.

      WIRE REDEMPTION PRIVILEGE. By using this Privilege, the investor authorizes the Transfer Agent to act on wire, telephone, or letter redemption instructions from any person representing himself or herself to be the investor, or a representative of the investor's Agent, and reasonably believed by the Transfer Agent to be genuine. Ordinarily, the Fund will initiate payment for shares redeemed pursuant to this Privilege on the next business day after receipt by the Transfer Agent of the redemption request in proper form. Redemption proceeds ($1,000 minimum), will be transferred by Federal Reserve wire only to the commercial bank account specified by the investor on the Account Application or Shareholder Services Form. Redemption proceeds, if wired, will be wired to the investor's account at the bank of record designated in the investor's file at the Transfer Agent, if the investor's bank is a member of the Federal Reserve System, or to a correspondent bank if the investor's bank is not a member. Holders of jointly registered Fund or bank accounts may have redemption proceeds of only up to $250,000 wired within any 30-day period. Fees ordinarily are imposed by such bank and usually are borne by the investor. Immediate notification by the correspondent bank to the investor's bank is necessary to avoid a delay in crediting the funds to the investor's bank account.

      Investors with access to telegraphic equipment may wire redemption requests to the Transfer Agent by employing the following transmittal code which may be used for domestic or overseas transmissions:

                                                Transfer Agent's
            TRANSMITTAL CODE                    ANSWER BACK SIGN

                144295                          144295 TSSG PREP

      Investors who do not have direct access to telegraphic equipment may have the wire transmitted by contacting a TRT Cables operator at 1-800-654-7171, toll free. Investors should advise the operator that the above transmittal code must be used and should also inform the operator of the Transfer Agent's answer back sign.

      To change the commercial bank or account designated to receive redemption proceeds, a written request must be sent to the Transfer Agent. This request must be signed by each shareholder, with each signature guaranteed as described below under "Stock Certificates; Signatures."

      STOCK CERTIFICATES; SIGNATURES. Any certificates representing Fund shares to be redeemed must be submitted with the redemption request. Written redemption requests must be signed by each shareholder, including each holder of a joint account, and each signature must be guaranteed. Signatures on endorsed certificates submitted for redemption also must be guaranteed. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the NYSE Medallion Signature Program, the Securities Transfer Agents Medallion Program ("STAMP") and the Stock Exchanges Medallion Program. Guarantees must be signed by an authorized signatory of the guarantor and "Signature-Guaranteed" must appear with the signature. The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees or guardians, and may accept other suitable verification arrangements from foreign investors, such as consular verification. For more information with respect to signature-guarantees, please call one of the telephone numbers listed on the cover.

     DREYFUS TELETRANSFER PRIVILEGE. You may request by telephone that redemption proceeds (minimum $500 per day) be transferred between your Fund account and your bank account. Only a bank account maintained in a domestic financial institution which is an ACH member may be designated. Redemption proceeds will be on deposit in the investor's account at an ACH member bank ordinarily two business days after receipt of the redemption request. Investors should be aware that if they have selected the DREYFUS TELETRANSFER Privilege, any request for a wire redemption will be effected as a DREYFUS TELETRANSFER transaction through the ACH system unless more prompt transmittal specifically is requested. Holders of jointly registered Fund or bank accounts may redeem through the DREYFUS TELETRANSFER Privilege for transfer to their bank account not more than $250,000 within any 30-day period. See "Purchase of Shares -DREYFUS TELETRANSFER Privilege."

      REDEMPTION COMMITMENT. The Company has committed itself to pay in cash all redemption requests by any shareholder of record of the Fund, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. In the case of requests for redemptions in excess of such amount, the Company's Board of Directors reserves the right to make payments in whole or in part in securities or other assets in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In such event, the securities would be valued in the same manner as the Fund's portfolio is valued. If the recipient sold such securities, brokerage charges might be incurred.

      SUSPENSION OF REDEMPTIONS. The right of redemption may be suspended or the date of payment postponed (a) during any period when the NYSE is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Fund ordinarily utilizes is restricted, or when an emergency exists as determined by the SEC so that disposal of the Fund's investments or determination of its NAV is not reasonably practicable, or (c) for such other periods as the SEC by order may permit to protect the Fund's shareholders.

                              SHAREHOLDER SERVICES

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTIONS IN THE FUND'S PROSPECTUS ENTITLED "ACCOUNT POLICIES" AND "SERVICES FOR FUND INVESTORS."

      FUND EXCHANGES. Shares of any Class of the Fund may be exchanged for shares of certain other funds advised or administered by Dreyfus. Unless the Fund is otherwise instructed, exchanges are in the same class of shares that the shareholder then holds. Shares of the funds purchased by exchange will be purchased on the basis of relative NAV per share as follows:

            A. Exchanges for shares of funds that are offered without a sales load will be made without a sales load.

            B. Shares of funds purchased without a sales load may be exchanged for shares of other funds sold with a sales load, and the applicable sales load will be deducted.

            C. Shares of funds purchased with a sales load may be exchanged without a sales load for shares of other funds sold without a sales load.

            D. Shares of funds purchased with a sales load, shares of funds acquired by a previous exchange from shares purchased with a sales load and additional shares acquired through reinvestment of dividends or other distributions of any such funds (collectively referred to herein as "Purchased Shares") may be exchanged for shares of other funds sold with a sales load (referred to herein as "Offered Shares"), provided that, if the sales load applicable to the Offered Shares exceeds the maximum sales load that could have been imposed in connection with the Purchased Shares (at the time the Purchased Shares were acquired), without giving effect to any reduced loads, the difference will be deducted.

      To accomplish an exchange under item D above, shareholders must notify the Transfer Agent of their prior ownership of Fund shares and their account number. Any such exchange is subject to confirmation of an investor's holdings through a check of appropriate records.

      To request an exchange, an investor or an investor's Agent acting on the investor's behalf must give exchange instructions to the Transfer Agent in writing or by telephone. The ability to issue exchange instructions by telephone is given to all Fund shareholders automatically unless the investor checks the applicable "No" box on the Account Application, indicating that the investor specifically refuses this privilege. The Telephone Exchange Privilege may be established for an existing account by written request signed by all shareholders on the account, by a separate signed Shareholder Services Form, available by calling 1-800-645-6561, or by oral request from any of the authorized signatories on the account, also by calling 1-800-645-6561. By using the Telephone Exchange Privilege, the investor authorizes the Transfer Agent to act on telephonic instructions (including over The Dreyfus Touch(R) Automated Telephone System) from any person representing himself or herself to be the investor or a representative of the investor's Agent, and reasonably believed by the Transfer Agent to be genuine. Telephone exchanges may be subject to limitations as to the amount involved or the number of telephone exchanges permitted. Shares issued in certificate form are not eligible for telephone exchange. No fees currently are charged shareholders directly in connection with exchanges, although the Fund reserves the right, upon not less than 60 days' written notice, to charge shareholders a nominal fee in accordance with rules promulgated by the SEC.

      Exchanges of Fund shares held by a Retirement Plan may be made only between the investor's Retirement Plan account in one fund and such investor's Retirement Plan account in another fund.

      To establish a personal retirement plan by exchange, shares of the fund being exchanged must have a value of at least the minimum initial investment required for the fund into which the exchange is being made.

      DREYFUS AUTO-EXCHANGE PRIVILEGE. The Dreyfus Auto-Exchange Privilege permits an investor to regularly purchase (on a semi-monthly, monthly, quarterly or annual basis), in exchange for shares of the Fund, shares of certain other eligible funds in the Dreyfus Family of Funds of which the investor is a shareholder. The amount the investor designates, which can be expressed either in terms of a specific dollar or share amount ($100 minimum), will be exchanged automatically on the first and/or fifteenth day of the month according to the schedule the investor has selected. This Privilege is available only for existing accounts. With respect to Fund shares held by a Retirement Plan, exchanges may be made only between the investor's Retirement Plan account in one fund and such investor's Retirement Plan account in another fund. Shares will be exchanged on the basis of relative NAV per share as described above under "Fund Exchanges." Enrollment in or modification or cancellation of this Privilege is effective three business days following notification by the investor. An investor will be notified if the investor's account falls below the amount designated to be exchanged under this Privilege. In this case, an investor's account will fall to zero unless additional investments are made in excess of the designated amount prior to the next Auto-Exchange transaction. Shares held under IRAs and other retirement plans are eligible for this Privilege. Exchanges of IRA shares may be made between IRA accounts and from regular accounts to IRA accounts, but not from IRA accounts to regular accounts. With respect to all other retirement accounts, exchanges may be made only among those accounts.

     The right to exercise this Privilege may be modified or canceled by the Fund or the Transfer Agent. You may modify or cancel your exercise of this Privilege at any time by mailing written notification to The Dreyfus Family of Funds, P.O. Box 9671, Providence, Rhode Island 02940-9671. The Fund may charge a service fee for the use of this Privilege. No such fee currently is contemplated. For more information concerning this Privilege and the funds in the Dreyfus Family of Funds eligible to participate in this Privilege, or to obtain a Dreyfus Auto-Exchange Authorization Form, please call toll free 1-800-645-6561.

     Fund exchanges and the Dreyfus Auto-Exchange Privilege are available to shareholders resident in any state in which shares of the fund being acquired may legally be sold. Shares may be exchanged only between accounts having identical names and other identifying designations. The exchange of shares of one fund for shares of another is treated for Federal income tax purposes as a sale of the shares given in exchange and, therefore, an exchanging shareholder (other than a tax-exempt Retirement Plan) may realize a taxable gain or loss.

      Shareholder Services Forms and prospectuses of the other funds may be obtained by calling 1-800-645-6561. The Fund reserves the right to reject any exchange request in whole or in part. The Fund exchange service or the Dreyfus Auto-Exchange Privilege may be modified or terminated at any time upon notice to shareholders.

      DREYFUS-AUTOMATIC ASSET BUILDER(R). Dreyfus Automatic Asset Builder permits you to purchase Fund shares (minimum of $100 and maximum of $150,000 per transaction) at regular intervals selected by you. Fund shares are purchased by transferring funds from the bank account designated by you. Only an account maintained at a domestic financial institution which is an ACH member may be so designated. To establish a Dreyfus-Automatic Asset Builder account, you must file an authorization form with the Transfer Agent. You may obtain the necessary authorization form by calling 1-800-645-6561. You may cancel your participation in this Privilege or change the amount of purchase at any time by mailing written notification to The Dreyfus Family of Funds, P.O. Box 9671, Providence, Rhode Island 02940-9671 and the notification will be effective three business days following receipt. The Fund may modify or terminate this Privilege at any time or charge a service fee. No such fee currently is contemplated.

      AUTOMATIC WITHDRAWAL PLAN. The Automatic Withdrawal Plan permits an investor with a $5,000 minimum account to request withdrawal of a specified dollar amount (minimum of $50) on either a monthly or quarterly basis. Withdrawal payments are the proceeds from sales of Fund shares, not the yield on the shares. If withdrawal payments exceed reinvested dividends and other distributions, the investor's shares will be reduced and eventually may be depleted. An Automatic Withdrawal Plan may be established by filing an Automatic Withdrawal Plan application with the Transfer Agent or by oral request from any of the authorized signatories on the account by calling 1-800-645-6561. Automatic Withdrawal may be terminated at any time by the investor, the Fund or the Transfer Agent. Shares for which certificates have been issued may not be redeemed through the Automatic Withdrawal Plan.

      Particular Retirement Plans, including Dreyfus-sponsored Retirement Plans, may permit certain participants to establish an automatic withdrawal plan from such Retirement Plans. Participants should consult their Retirement Plan sponsor and tax adviser for details. Such a withdrawal plan is different from the Automatic Withdrawal Plan.

     DREYFUS DIVIDEND OPTIONS. Dreyfus Dividend Sweep allows investors to invest automatically their dividends or dividends and other distributions, if any, from the Fund in shares of certain other funds in the Dreyfus Family of Funds of which the investor is a shareholder. Shares of the other funds purchased pursuant to this Privilege will be purchased on the basis of relative NAV per share as follows:

            A. Dividends and other distributions paid by a fund may be invested without imposition of a sales load in shares of other funds that are offered without a sales load.

            B. Dividends and other distributions paid by a fund which does not charge a sales load may be invested in shares of other funds sold with a sales load, and the applicable sales load will be deducted.

            C. Dividends and other distributions paid by a fund which charges a sales load may be invested in shares of other funds sold with a sales load referred to herein as ("Offered Shares"), provided that, if the sales load applicable to the Offered Shares exceeds the maximum sales load charged by the fund from which dividends or other distributions are being swept, without giving effect to any reduced loads, the difference will be deducted.

            D. Dividends and other distributions paid by a fund may be invested in shares of other funds that impose a CDSC and the applicable CDSC, if any, will be imposed upon redemption of such shares.

     Dreyfus Dividend ACH permits you to transfer electronically dividends or dividends and other distributions, if any, from the Fund to a designated bank account. Only an account maintained at a domestic financial institution which is an ACH member may be so designated. Banks may charge a fee for this service.

     For more information concerning these Privileges, or to request a Dreyfus Dividend Options Form, please call toll free 1-800-645-6561. You may cancel these Privileges by mailing written notification to The Dreyfus Family of Funds, P.O. Box 9671, Providence, Rhode Island, 02940-9671. To select a new fund after cancellation, you must submit a new Dividend Options Form. Enrollment in or cancellation of these privileges is effective three business days following receipt. These privileges are available only for existing accounts and may not be used to open new accounts. Minimum subsequent investments do not apply for Dreyfus Dividend Sweep. The Fund may modify or terminate these privileges at any time or charge a service fee. No such fee currently is contemplated. Shares held under Keogh Plans, IRAs or other retirement plans are not eligible for Dreyfus Dividend Sweep.

     DREYFUS GOVERNMENT DIRECT DEPOSIT PRIVILEGE. Dreyfus Government Direct Deposit Privilege enables you to purchase Fund shares (minimum of $100 and maximum of $50,000 per transaction) by having Federal salary, Social Security or certain veterans', military or other payments from the Federal government automatically deposited into your Fund account. You may deposit as much of such payments as you elect. You should consider whether Direct Deposit of your entire payment into a fund with fluctuating NAV, such as the Fund, may be appropriate for you. To enroll in Dreyfus Government Direct Deposit, you must file with the Transfer Agent a completed Direct Deposit Sign-Up Form for each type of payment that you desire to include in this Privilege. The appropriate form may be obtained by calling 1-800-645-6561. Death or legal incapacity will terminate your participation in this Privilege. You may elect at any time to terminate your participation by notifying in writing the appropriate Federal agency. Further, the Fund may terminate your participation upon 30 days' notice to you.

      DREYFUS PAYROLL SAVINGS PLAN. Dreyfus Payroll Savings Plan permits you to purchase Fund shares (minimum $100 per transaction) automatically on a regular basis. Depending upon your employer's direct deposit program, you may have part or all of your paycheck transferred to your existing Dreyfus account electronically through the ACH system at each pay period. To establish a Dreyfus Payroll Savings Plan account, you must file an authorization form with your employer's payroll department. Your employer must complete the reverse side of the form and return it to The Dreyfus Family of Funds, P.O. Box 9671, Providence, Rhode Island 02940-9671. You may obtain the necessary authorization form by calling 1-800-645-6561. You may change the amount of purchase or cancel the authorization only by written notification to your employer. It is the sole responsibility of your employer, not the Distributor, your Agent, Dreyfus, the Fund, the Transfer Agent or any other person, to arrange for transactions under the Dreyfus Payroll Savings Plan. The Fund may modify or terminate this Privilege at any time or charge a service fee. No such fee currently is contemplated.

     DREYFUS STEP PROGRAM. Dreyfus Step Program enables you to purchase Investor shares without regard to the Fund's minimum initial investment requirements through Dreyfus-Automatic Asset Builder, Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan. To establish a Dreyfus Step Program account, you must supply the necessary information on the Account Application and file the required authorization form(s) with the Transfer Agent. For more information concerning this Program, or to request the necessary authorization form(s), please call toll free 1-800-782-6620. You may terminate your participation in this Program at any time by discontinuing your participation in Dreyfus-Automatic Asset Builder, Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan, as the case may be, as provided under the terms of such Privilege(s). The Fund reserves the right to redeem your account if you have terminated your participation in the Program and your account's NAV is $500 or less. See "Account Policies - General Policies" in the Fund's Prospectus. The Fund may modify or terminate this Program at any time. Investors who wish to purchase Investor shares through the Dreyfus Step Program in conjunction with a Dreyfus-sponsored retirement plan may do so only for IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, SEP-IRAs and Rollover
IRAs), SEP-IRAs and IRA "Rollover Accounts."

      RETIREMENT PLANS. The Fund makes available a variety of pension and profit-sharing plans, including Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, SEP-IRAs, rollover IRAs and, with respect to Investor shares, Education IRAs), 401(k) Salary Reduction Plans and 403(b)(7) Plans. Plan support services also are available. You can obtain details on the various plans by calling the following numbers toll free: for Keogh Plans, please call 1-800-358-5566; for IRAs and IRA "Rollover Accounts," please call 1-800-645-6561; for SEP-IRAs, 401(k) Salary Reduction Plans and 403(b)(7) Plans, please call 1-800-322-7880.

      Investors who wish to purchase Fund shares in conjunction with a Keogh Plan, a 403(b)(7) Plan or an IRA, including a SEP-IRA, may request from the Distributor forms for adoption of such plans.

      The entity acting as custodian for Keogh Plans, 403(b)(7) Plans or IRAs may charge a fee, payment of which could require the liquidation of shares. All fees charged are described in the appropriate form.

      SHARES MAY BE PURCHASED IN CONNECTION WITH THESE PLANS ONLY BY DIRECT REMITTANCE TO THE ENTITY ACTING AS CUSTODIAN. PURCHASES FOR THESE PLANS MAY NOT BE MADE IN ADVANCE OF RECEIPT OF FUNDS.

      Each  investor   should  read  the  prototype   retirement  plan  and  the
appropriate form of custodial agreement for further details on eligibility, service fees and tax implications, and should consult a tax adviser.


                     ADDITIONAL INFORMATION ABOUT PURCHASES, EXCHANGES
                                 AND REDEMPTIONS

      The Fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculation on short-term market movements. A pattern of frequent purchases and exchanges can be disruptive to efficient portfolio management and, consequently, can be detrimental to the Fund's performance and its shareholders. Accordingly, if the Fund's management determines that an investor is engaged in excessive trading, the Fund, with or without prior notice, may temporarily or permanently terminate the availability of Fund exchanges, or reject in whole or part any purchase or exchange request, with respect to such investor's account. Such investors also may be barred from purchasing other funds in the Dreyfus Family of Funds. Generally, an investor who makes more than four exchanges out of the Fund during any calendar year or who makes exchanges that appear to coincide with an active market-timing strategy may be deemed to be engaged in excessive trading. Accounts under common ownership or control will be considered as one account for purposes of determining a pattern of excessive trading. In addition, the Fund may refuse or restrict purchase or exchange requests by any person or group if, in the judgment of the Fund's management, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies or could otherwise be adversely affected or if the Fund receives or anticipates receiving simultaneous orders that may significantly affect the Fund (e.g., amounts equal to 1% or more of the Fund's total assets). If an exchange request is refused, the Fund will take no other action with respect to the shares until it receives further instructions from the investor. The Fund may delay forwarding redemption proceeds for up to seven days if the investor redeeming shares is engaged in excessive trading or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the Fund. The Fund's policy on excessive trading applies to investors who invest in the Fund directly or through financial intermediaries, but does not apply to the Dreyfus Auto-Exchange Privilege, to any automatic investment or withdrawal privilege described herein, or to participants in employer-sponsored retirement plans.

      During times of drastic economic or market conditions, the Fund may suspend Fund Exchanges temporarily without notice and treat exchange requests based on their separate components - redemption orders with a simultaneous request to purchase the other fund's shares. In such a case, the redemption request would be processed at the Fund's next determined NAV but the purchase order would be effective only at the NAV next determined after the fund being purchased receives the proceeds of the redemption, which may result in the purchase being delayed.


                        DETERMINATION OF NET ASSET VALUE

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE read IN CONJUNCTION WITH THE SECTION IN THE FUND'S PROSPECTUS ENTITLED "ACCOUNT POLICIES."

      VALUATION OF PORTFOLIO SECURITIES. The Fund's securities are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Where market quotations are not readily available, the Fund's investments are valued based on fair value as determined in good faith by the Company's Board. Debt securities may be valued by an independent pricing service approved by the Company's Board and are valued at fair value as determined by the pricing service. Any assets or liabilities initially expressed in terms of foreign currency will be translated into U.S. dollars at the midpoint of the New York interbank market spot exchange rate as quoted on the day of such translation or, if no such rate is quoted on such date, such other quoted market exchange rate as may be determined to be appropriate by Dreyfus. If the Fund has to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of NAV may not take place contemporaneously with the determination of prices of certain of the Fund's securities. Short-term investments are carried at amortized cost, which approximates value. Expenses and fees, including the management fee, are accrued daily and taken into account for the purpose of determining the NAV of the Fund's shares.

      Restricted securities, as well as securities or other assets for which market quotations are not readily available or which are not valued by a pricing service approved by the Board of Directors, are valued at fair value as determined in good faith by the Board of Directors. The Board of Directors will review the method of valuation on a current basis. In making their good faith valuation of restricted securities, the Board of Directors generally will take the following factors into consideration: restricted securities which are, or are convertible into, securities of the same class of securities for which a public market exists usually will be valued at market value less the same percentage discount at which purchased. This discount will be revised periodically by the Board of Directors if it believes that the discount no longer reflects the value of the restricted securities. Restricted securities not of the same class as securities for which a public market exists usually will be valued initially at cost. Any subsequent adjustment from cost will be based upon considerations deemed relevant by the Board of Directors.

      NYSE CLOSINGS. The holidays (as observed) on which the NYSE is currently scheduled to be closed are: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


                    DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION IN THE FUND'S PROSPECTUS ENTITLED "DISTRIBUTIONS AND TAXES."

      GENERAL. To qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), the Fund--which is treated as a separate corporation for federal tax purposes--(1) must distribute to its shareholders each taxable year at least 90% of its investment company taxable income (generally consisting of net investment income, net short-term capital gains and net gains from certain foreign currency transactions) ("Distribution Requirement"), (2) must derive at least 90% of its annual gross income from specified sources ("Income Requirement"), (3) must derive less than 30% of its annual gross income from gain on the sale or disposition of any of the following that are held for less than three months --
(i) securities, (ii) non-foreign-currency options and futures and (iii) foreign currencies (or foreign currency options, futures and forward contracts) that are not directly related to the Fund's principal business of investing in securities (or options and futures with respect thereto) ("Short-Short Limitation") -- and
(4) must meet certain asset diversification and other requirements.

      The Fund declares daily and pays monthly dividends from its net investment income and distributes net realized capital gains, if any, once a year, but it may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"), in all events in a manner consistent with the provisions of the 1940 Act. Fund shares begin earning dividends on the day following the date of purchase. The Fund will not make distributions from net realized capital gains unless all capital loss carryovers, if any, have been utilized or have expired. All expenses are accrued daily and deducted before declaration of dividends to investors. Dividends paid by each Class are calculated at the same time and in the same manner and are in the same amount, except that the expenses attributable solely to a particular Class are borne exclusively by that Class. Investors shares will receive lower per share dividends than Basic shares because of the higher expenses borne by the Investor shares.

      Investors other than qualified retirement plans may choose whether to receive dividends and other distributions in cash, to receive dividends in cash and reinvest other distributions in additional Fund shares at NAV, or to reinvest both dividends and other distributions in additional Fund shares. Dividends and other distributions paid to qualified retirement plans are reinvested automatically in additional Fund shares at NAV.

      It is expected that the Fund will qualify for treatment as a regulated investment company ("RIC") under the Code so long as such qualification is in the best interests of its shareholders. Such qualification will relieve the Fund of any liability for Federal income tax to the extent its earnings and realized gains are distributed in accordance with applicable provisions of the Code. The term "regulated investment company" does not imply the supervision of management or investment practices or policies by any government agency.

      If you elect to receive dividends and distributions in cash, and your dividend or distribution check is returned to the Fund as undeliverable or remains uncashed for six months, the Fund reserves the right to reinvest such dividends or distributions and all future dividends and distributions payable to you in additional Fund shares at NAV. No interest will accrue on amounts represented by uncashed distributions or redemptions checks.

      Dividends derived from net investment income, together with distributions from net realized short-term capital gains, and all or a portion of any gains realized from the sale or other disposition of certain market discount bonds (collectively, "dividend distributions"), paid by the Fund will be taxable to U.S. shareholders, including certain non-qualified Retirement Plans, as ordinary income to the extent of the Fund's earnings and profits, whether received in cash or reinvested in additional Fund shares. Distributions from net capital gain (the excess of net long-term capital gain over net short-term capital loss) are taxable to such shareholders as long-term capital gains regardless of how long the shareholders have held their Fund shares and whether such distributions are received in cash or reinvested in additional Fund shares.

      Dividend distributions paid by the Fund to a non-resident foreign investor generally are subject to U.S. withholding tax at the rate of 30%, unless the non-resident foreign investor claims the benefit of a lower rate specified in a tax treaty. Capital gain distributions paid by the Fund to a non-resident foreign investor, as well as the proceeds of any redemptions by such an investor, regardless of the extent to which gain or loss may be realized, generally are not subject to U.S. withholding tax. However, such distributions may be subject to backup withholding, unless the foreign investor certifies his or her non-U.S. residency status.

      Notice as to the tax status of your dividends and other distributions will be mailed to you annually. You also will receive periodic summaries of your account that will include information as to dividends and distributions from net capital gain, if any, paid during the year. The annual tax notice and periodic account summaries you receive designate the portions of capital gain distributions that are subject to (1) the 20% maximum rate of tax (10% for investors in the 15% marginal tax bracket) enacted by the Taxpayer Relief Act of 1997 ("Tax Act"), which applies to non-corporate taxpayers' net capital gain on securities and other capital assets held for more than 18 months, and (2) the 28% maximum tax rate, applicable to such gain on capital assets held for more than one year and up to 18 months (which, prior to enactment of the Tax Act, applied to all such gain on capital assets held for more than one year).

      Dividends and other distributions paid by the Fund to qualified Retirement Plans ordinarily will not be subject to taxation until the proceeds are distributed from the Retirement Plans. The Fund will not report to the IRS distributions paid to such plans. Generally, distributions from qualified
Retirement Plans, except those representing returns of non-deductible contributions thereto, will be taxable as ordinary income and, if made prior to the time the participant reaches age 59 1/2, generally will be subject to an additional tax equal to 10% of the taxable portion of the distribution. If the distribution from such a Retirement Plan (other than certain governmental or church plans) for any taxable year following the year in which the participant reaches age 70 1/2 is less than the "minimum required distribution" for that taxable year, an excise tax equal to 50% of the deficiency may be imposed by the IRS. The administrator, trustee or custodian of such a Retirement Plan will be responsible for reporting distributions from such plans to the IRS. Moreover, certain contributions to a qualified Retirement Plan in excess of the amounts permitted by law may be subject to an excise tax. If a distributee of an "eligible rollover distribution" from a qualified Retirement Plan does not elect to have the eligible rollover distribution paid directly from the plan to an eligible Retirement Plan in a "direct rollover," the eligible rollover distribution is subject to a 20% income tax withholding.

      The Fund must withhold and remit to the U.S. Treasury ("backup withholding") 31% of dividends, capital gain distributions and redemption proceeds, regardless of the extent to which gain or loss may be realized, paid to an individual or certain other non-corporate shareholders if such shareholder fails to certify that the TIN furnished to the Fund is correct. Backup withholding at that rate also is required from dividends and capital gain distributions payable to such a shareholder if (1) that shareholder fails to certify that he or she has not received notice from the IRS of being subject to backup withholding as a result of a failure properly to report taxable dividend or interest income on a Federal income tax return or (2) the IRS notifies the Fund to institute backup withholding because the IRS determines that the shareholder's TIN is incorrect or that the shareholder has failed properly to report such income.

      A TIN is either the Social Security number, IRS individual taxpayer identification number, or employer identification number of the record owner of the account. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the record owner of the account and may be claimed as a credit on the record owner's Federal income tax return.

      The Fund may be subject to a non-deductible 4% excise tax, measured with respect to certain undistributed amounts of taxable investment income and capital gains.

      Any dividend or other distribution paid shortly after an investor's purchase of shares may have the effect of reducing the NAV of the shares below the cost of his or her investment. Such a dividend or other distribution would be a return on investment in an economic sense, although taxable as discussed above. In addition, if a shareholder sells shares of the Fund held for six months or less and receives a capital gain distribution with respect to those shares, any loss incurred on the sale of those shares will be treated as a long-term capital loss to the extent of the capital gain distribution received.

      Dividends and other distributions declared by the Fund in October, November or December of any year and payable to shareholders of record on a date in any of those months are deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

      A portion of the dividends paid by the Fund, whether received in cash or reinvested in additional Fund shares, may be eligible for the dividends received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by the Fund from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends received deduction are subject indirectly to the alternative minimum tax.

      Dividends and interest received by the Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

      STATE AND LOCAL TAXES. Depending upon the extent of the Fund's activities in states and localities in which it is deemed to be conducting business, it may be subject to the tax laws thereof. Shareholders are advised to consult their tax advisers concerning the application of state and local taxes.

      FOREIGN SHAREHOLDERS - U.S. FEDERAL INCOME TAXATION. U.S. federal income taxation of a shareholder who, as to the United States, is a non-resident alien individual, a foreign trust or estate, a foreign corporation or a foreign partnership (a "foreign shareholder") depends on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by the shareholder, as discussed generally below. Special U.S. federal income tax rules that differ from those described below may apply to certain foreign persons who invest in the Fund, such as a foreign shareholder entitled to claim the benefits of an applicable tax treaty. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

      FOREIGN  SHAREHOLDERS  -  INCOME  NOT  EFFECTIVELY  CONNECTED.   Dividends
distributed to a foreign shareholder whose ownership of Fund shares is not effectively connected with a U.S. trade or business carried on by the foreign shareholder generally will be subject to U.S. federal withholding tax of 30% (or lower treaty rate). Capital gains realized by foreign shareholders on the sale of Fund shares and distributions to them of net capital gain (the excess of net long-term capital gain over net short-term capital loss) generally will not be subject to U.S. federal income tax unless the foreign shareholder is a non-resident alien individual and is physically present in the United States for more than 182 days during the taxable year. In the case of certain foreign shareholders, the Fund may be required to withhold U.S. Federal income tax at a rate of 31% of capital gain distributions and of the gross proceeds from a redemption of Fund shares unless the shareholder furnishes the Fund with a certificate regarding the shareholder's foreign status.

      FOREIGN SHAREHOLDERS - EFFECTIVELY CONNECTED INCOME. If a foreign shareholder's ownership of Fund shares is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then all distributions to that shareholder and any gains realized by that shareholder on the disposition of Fund shares will be subject to U.S. federal income tax at the graduated rates applicable to U.S. citizens and domestic corporations, as the case may be. Foreign shareholders also may be subject to the branch profits tax.

      FOREIGN SHAREHOLDERS - ESTATE TAX. Foreign individuals generally are subject to U.S. federal estate tax on their U.S. situs property, such as shares of the Fund, that they own at the time of their death. Certain credits against that tax and relief under applicable tax treaties may be available.

                             PORTFOLIO TRANSACTIONS

      All portfolio transactions of the Fund are placed on behalf of the Fund by Dreyfus. Debt securities purchased and sold by the Fund are generally traded on a net basis (i.e., without commission) through dealers acting for their own account and not as brokers, or otherwise involve transactions directly with the issuer of the instrument. This means that a dealer (the securities firm or bank dealing with the Fund) makes a market for securities by offering to buy at one price and sell at a slightly higher price. The difference between the prices is known as a spread. Other portfolio transactions may be executed through brokers acting as agent. The Fund will pay a spread or commissions in connection with such transactions. Dreyfus uses its best efforts to obtain execution of portfolio transactions at prices which are advantageous to the Fund and at spreads and commission rates, if any, which are reasonable in relation to the benefits received. Dreyfus also places transactions for other accounts that it provides with investment advice.

      Brokers and dealers involved in the execution of portfolio transactions on behalf of the Fund are selected on the basis of their professional capability and the value and quality of their services. In selecting brokers or dealers, Dreyfus will consider various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer; the broker-dealer's execution services rendered on a continuing basis; and the reasonableness of any spreads (or commissions, if any). Any spread, commission, fee or other remuneration paid to an affiliated broker-dealer is paid pursuant to the Company's procedures adopted in accordance with Rule 17e-1 under the 1940 Act.

      Brokers or dealers may be selected who provide brokerage and/or research services to the Fund and/or other accounts over which Dreyfus or its affiliates exercise investment discretion. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or the purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement).

      The receipt of research services from broker-dealers may be useful to Dreyfus in rendering investment management services to the Fund and/or its other clients; and, conversely, such information provided by brokers or dealers who have executed transaction orders on behalf of other clients of Dreyfus may be useful to these organizations in carrying out their obligations to the Fund. The receipt of such research services does not reduce these organizations' normal independent research activities; however, it enables these organizations to avoid the additional expenses which might otherwise be incurred if these organizations were to attempt to develop comparable information through their own staffs.

      Dreyfus may use research services of and place brokerage transactions with broker-dealers affiliated with it or Mellon Bank if the commissions are reasonable, fair and comparable to commissions charged by non-affiliated brokerage firms for similar services. During the fiscal years ended October 31, 1998, 1997 and 1996, the Fund paid brokerage commissions of $______, $ and $_____, respectively, to affiliates of Dreyfus or Mellon Bank. The amount paid to affiliated brokerage firms during the fiscal years ended October 31, 1998, 1997 and 1996, was approximately ____%, ____%, and ___%, respectively, of the aggregate brokerage commissions paid by the Fund, for transactions involving approximately ____%, ____% and ___%, respectively, of the aggregate dollar volume of transactions for which the Fund paid brokerage commissions. The difference in these percentages was due to the lower commissions paid to affiliates of Dreyfus.

      Although Dreyfus manages other accounts in addition to the Fund, investment decisions for the Fund are made independently from decisions made for these other accounts. It sometimes happens that the same security is held by more than one of the accounts managed by Dreyfus. Simultaneous transactions may occur when several accounts are managed by the same investment manager, particularly when the same investment instrument is suitable for the investment objective of more than one account.

      When more than one account is simultaneously engaged in the purchase or sale of the same investment instrument, the prices and amounts are allocated in accordance with a formula considered by Dreyfus to be equitable to each account. In some cases this system could have a detrimental effect on the price or volume of the investment instrument as far as the Fund is concerned. In other cases, however, the ability of the Fund to participate in volume transactions will produce better executions for the Fund. While the Directors will continue to review simultaneous transactions, it is their present opinion that the desirability of retaining Dreyfus as investment manager to the Fund outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.

     For the fiscal years ended October 31, 1998 and 1997, the Fund paid brokerage commissions amounting to $______ and $______, respectively. During the fiscal year ended October 31, 1996, the Fund paid no brokerage commissions on portfolio transactions.

      PORTFOLIO TURNOVER. While securities are purchased for the Fund on the basis of potential for replicating the total return of the Aggregate Bond Index and not for short-term trading profits, the Fund's portfolio turnover rate may exceed 100%. A portfolio turnover rate of 100% would occur, for example, if all the securities held by the Fund were replaced once in a period of one year. A higher rate of portfolio turnover involves correspondingly greater brokerage commissions and other expenses that must be borne directly by the Fund and, thus, indirectly by its shareholders. In addition, a higher rate of portfolio turnover may result in the realization of larger amounts of short-term capital gains that, when distributed to the Fund's shareholders, are taxable to them as ordinary income. Nevertheless, securities transactions for the Fund will be based only upon investment considerations and will not be limited by any other considerations when Dreyfus deems its appropriate to make changes in the Fund's assets. The portfolio turnover rate for the Fund is calculated by dividing the lesser of the Fund's annual sales or purchases of portfolio securities (exclusive of purchases and sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of securities in the Fund during the year. Portfolio turnover may vary from year to year as well as within a year. The portfolio turnover rates for the fiscal years ended October 31, 1998 and 1997 were ____________ and ______________, respectively.



                             PERFORMANCE INFORMATION

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION IN THE FUND'S PROSPECTUS ENTITLED "PAST PERFORMANCE."

      Average annual total returns (expressed as a percentage) for BASIC shares of the Fund for the periods noted were:

                              AVERAGE ANNUAL TOTAL RETURN FOR THE
                              PERIODS ENDED OCTOBER 31, 1998
FUND:                         1 YEAR            INCEPTION
-----                         ------            ---------
BASIC SHARES                  _____%            _____%
------------
                                                (11/30/93)

Inception date appears in parentheses following the average annual total return since inception.

     The total return (expressed as a percentage) for BASIC shares of the Fund for the period beginning with the date of inception (November 30, 1993) and ending October 31, 1998 w%.

      Average annual total returns (expressed as a percentage) for Investor shares of the Fund for the periods noted were:
                              AVERAGE ANNUAL TOTAL RETURN FOR THE
                              PERIODS ENDED OCTOBER 31, 1998

FUND:                         1 YEAR            INCEPTION
----                          ------            ---------
INVESTOR SHARES                  %                  %
---------------               ------              ------
                                                (4/28/94)

Inception date appears in parentheses following the average annual total return since inception.

     The total return (expressed as a percentage) for Investor shares of the Fund for the period beginning with the date of inception (April 30, 1994) and ending October 31, 1998 _________%.

      Average annual total return is calculated by determining the ending redeemable value of an investment purchased at NAV per share with a hypothetical $1,000 payment made at the beginning of the period (assuming the reinvestment of dividends and other distributions), dividing by the amount of the initial investment, taking the "n"th root of the quotient (where "n" is the number of years in the period) and subtracting 1 from the result.

     Total return is calculated by subtracting the amount of the Fund's NAV per share at the beginning of a stated period from the NAV per share at the end of the period (after giving effect to the reinvestment of dividends and other distributions during the period) and dividing the result by the NAV per share at the beginning of the period.

      The Fund may also advertise yield from time to time. The current yield for the 30-day period ended October 31, 1998 was _______% for BASIC shares and ______% for Investor shares. Yields are computed by using standardized methods of calculation required by the SEC. Yields are calculated by dividing the net investment income per share earned during a 30-day (or one-month) period by the maximum offering price per share on the last day of the period, according to the following formula:

                  YIELD =  2[(A-B + 1)6-1]
                              ---
                               cd

      Where:      a =   dividends and interest earned during the period;
                  b =   expenses accrued for the period (net of reimbursements);
                  c =   average daily number of shares outstanding during the
                        period that were entitled to receive dividends; and
                  d =   maximum offering  price per share on the last day of the
                        period.

     Performance information for the Fund may be compared, in reports and promotional literature, to indexes including, but not limited to: (i) the Lehman Brothers Aggregate Bond Index; (ii) the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average, or other appropriate unmanaged domestic or foreign indices of performance of various types of investments so that investors may compare the Fund's results with those of indices widely regarded by investors as representative of the securities markets in general;
(iii) other groups of mutual funds tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; (iv) the Consumer Price Index (a measure of inflation) to assess the real rate of return from an investment in the Fund; and (v) products managed by a universe of money managers with similar country allocation and performance objectives. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions or administrative and management costs and expenses. From time to time, advertising materials for the Fund may refer to Morningstar ratings and related analyses supporting the rating.

      From time to time, Fund advertisements may include statistical data or general discussions about the growth and development of Dreyfus Retirement Services (in terms of new customers, assets under management, market share, etc.) and its presence in the defined contribution plan market.

      From time to time, advertising material for the Fund may include biographical information relating to its portfolio manager and may refer to or include commentary by the portfolio manager relating to investment strategy, asset growth, current or past business, political, economic or financial conditions and other matters of general interest to investors.


                          INFORMATION ABOUT THE FUND

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION IN THE FUND'S PROSPECTUS ENTITLED "THE FUND."

      The Company has an authorized capitalization of 25 billion shares of $0.001 per value stock.

      Each Fund share has one vote and, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. The Fund is one of nineteen portfolios of the Company. Fund shares have no preemptive, subscription or conversion rights and are freely transferable.

      Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Company to hold annual meetings of shareholders. As a result, Fund shareholders may not consider each year the election of Board members or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Company to hold a special meeting of shareholders for purposes of removing a Board member from office. Shareholders may remove a Board member by the affirmative vote of a majority of the Company's outstanding voting shares. In addition, the Board will call a meeting of shareholders for the purpose of electing Board members if, at any time, less than a majority of the Board members then holding office have been elected by shareholders.

      The Company is a "series fund," which is a mutual fund divided into separate portfolios, each of which is treated as a separate entity for certain matters under the 1940 Act and for other purposes. A shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. For certain matters shareholders vote together as a group; as to others they vote separately by portfolio.

      Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise to the holders of the outstanding voting securities of an investment company, such as the Company, will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series affected by such matter. Rule 18f-2 further provides that a series shall be deemed to be affected by a matter unless it is clear that the interests of each series in the matter are identical or that the matter does not affect any interest of such series. The Rule exempts the selection of independent accountants and the election of Board members from the separate voting requirements of the Rule.

      The Fund will send annual and semi-annual financial statements to all of its shareholders.

                 TRANSFER AND DIVIDEND DISBURSING AGENT, CUSTODIAN, COUNSEL
                            AND INDEPENDENT AUDITORS

      Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, P.O. Box 9671, Providence, Rhode Island 02940-9671, is the Company's transfer and dividend disbursing agent. Under a transfer agency agreement with the Company, Dreyfus Transfer, Inc. arranges for the maintenance of shareholder account records for the Fund, the handling of certain communications between shareholders and the Fund, and the payment of dividends and distributions payable by the Fund. For these services, Dreyfus Transfer, Inc. receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Company during the month, and is reimbursed for certain out-of-pocket expenses.

      Mellon Bank, the parent of Dreyfus, located at One Mellon Bank Center, Pittsburgh, Pennsylvania 15258, acts as custodian of the Fund's investments. Under a custody agreement with the Company, Mellon Bank holds the Fund's portfolio securities and keeps all necessary accounts and records. Dreyfus Transfer, Inc. and Mellon Bank, as custodian, have no part in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

      ___________________,   1800  Massachusetts  Avenue,  N.W.,  Second  Floor,
Washington, D.C. 20036-1800, has passed upon the legality of the shares offered by the Prospectus and this Statement of Additional Information.

      ___________________, was appointed by the Directors to serve as the Fund's independent auditors for the year ending October 31, 1999, providing audit services including (1) examination of the annual financial statements, (2) assistance, review and consultation in connection with SEC filings and (3) review of the annual federal income tax return filed on behalf of the Fund.

                              FINANCIAL STATEMENTS

      The financial statements for the fiscal year ended October 31, 1998, including notes to the financial statements and supplementary information, and the Independent Auditors' Report are included in the Annual Report to shareholders. A copy of the Annual Report accompanies this Statement of Additional Information. The financial statements included in the Annual Report, and the Independent Auditors' Report thereon contained therein, and related notes, are incorporated herein by reference.

                                    APPENDIX

                  DESCRIPTION OF STANDARD AND POOR'S, MOODY'S, FITCH IBCA
                                AND DUFF RATINGS


STANDARD & POOR'S ("S&P")

BOND RATINGS

AAA         An obligation  rated 'AAA' has the highest  rating  assigned by S&P.
            The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated 'AA' differs from the highest rated issues only in small degree. The obligors capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB         An obligation rated 'BBB' exhibits adequate  protection  parameters.
            However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

      Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated 'B' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC An obligation rated 'CCC' is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated 'CC' is currently highly vulnerable to nonpayment.

C The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on a obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

      The ratings from 'AA' to 'CCC' may be modified by the addition of a plus (+) or a minus (-) sign to show relative standing within the major rating categories

NOTE RATINGS

SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse finance and economic changes over the term of the notes.

SP-3        Speculative capacity to pay principal and interest.

COMMERCIAL PAPER RATINGS

      An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issuers designated 'A-1.'

A-3 Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated 'B' are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments of principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.

MOODY'S

BOND RATINGS

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and generally are referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what generally are known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba          Bonds  which are rated Ba are judged to have  speculative  elements;
            their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

      Moody's applies the numerical modifiers 1, 2 and 3 to show relative standing within each generic rating classification from Aa through B. The modifier 1 indicates a ranking for the security in the higher end of a rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of a rating category.

NOTES AND OTHER SHORT-TERM OBLIGATIONS

      There are four rating categories for short-term obligations that define an investment grade situation. These are designated Moody's Investment Grade as MIG 1 (best quality) through MIG 4 (adequate quality). Short-term obligations of speculative quality are designated SG.

      In the case of variable rate demand obligations (VRDOs), a two component rating is assigned. The first element represents an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other represents an evaluation of the degree of risk associated with the demand feature. The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

MIG 1/
VMIG 1 This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG-2/
MIG 2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/
VMIG 3 This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG 4/
VMIG 4 This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

COMMERCIAL PAPER RATING

      Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

               o    Leading market positions in well-established industries.
               o    High rates of return on funds employed.
               o Conservative capitalization structure with moderate reliance on debt and ample asset protection.
               o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
               o Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser agree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage.
            Adequate alternative liquidity is maintained.

FITCH IBCA

BOND RATINGS

AAA Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. 'BBB' rating indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C  High  default  risk.  Default  is  a  real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default.

DDD, DD,
   and D Default. Securities are not meeting current obligations and are extremely speculative. 'DDD' designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, 'DD' indicates expected recovery of 50% - 90% of such outstandings, and 'D' the lowest recovery potential, i.e. below 50%.

SHORT-TERM AND COMMERCIAL PAPER RATINGS

      A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F-1+ Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F-2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F-3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D           Default. Denotes actual or imminent payment default.

"+" or "-"  may  be  appended  to a  rating to  denote  relative  status  within major rating categories. Such suffixes are not added to the 'AAA' long-term rating category, to categories below 'CCC', or to short-term ratings other than 'F-1'.

DUFF & PHELPS INC. ("DUFF & PHELPS")

LONG-TERM RATINGS

AAA Highest credit quality. The risks factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+ High credit quality. Protection factors are strong. Risk is modest but AA may vary slightly from time to time because of economic conditions.

AA-         Protections factors are average but adequate.  However, risk factors
A+          are A more variable and greater in periods of economic stress.
A-

BBB+        Below-average protection  factors  but still  considered  sufficient
BBB         for  prudent  investment.  Considerable  variability  in risk during
BBB-        economic cycles.


BB+         Below  investments grade but deemed  likely to meet obligations when
BB          due. Present or prospective  financial protection  factors fluctuate
BB-         according  to  industry  conditions  or  company  fortunes.  Overall quality may move up or down frequently within this category.

B+          Below investment grade and possessing risk that obligations will not
B           be met when due. Financial protection factors will fluctuate  widely
B-          according  to economic  cycles, industry  conditions and/or  company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC Well below investment-grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD          Defaulted  debt   obligations.   Issuer  failed  to  meet  scheduled
            principal and/or interest payments.

SHORT-TERM AND COMMERCIAL PAPER RATINGS

D-1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

D-1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

D-1- High certainly of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

D-2 Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financial requirements, access to capital markets is good. Risk factors are small.

D-3 Satisfactory liquidity and other protection factors qualify issues as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

D-4 Speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

D-5         Issuer failed to meet scheduled principal and/or interest payments.

Dreyfus Disciplined Intermediate Bond Fund

Investing in bonds for investment returns that exceed the Lehman Brothers Aggregate Bond Index

PROSPECTUS March 1, 1999

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                    Contents

                                  THE FUND
----------------------------------------------------

What every investor          2    Goal/Approach
should know about
the fund                     3    Main Risks

                             4    Past Performance

                             5    Expenses

                             6    Management

                             7    Financial Highlights

                                  YOUR INVESTMENT
--------------------------------------------------------------------

Information for              8    Account Policies
managing your
fund account                11    Distributions and Taxes

                            12    Services for Fund Investors

                            14    Instructions for Regular Accounts

                            16    Instructions for IRAs

                                  FOR MORE INFORMATION
-------------------------------------------------------------------------------

Where to learn                    Back Cover
more about this and
other Dreyfus funds

Dreyfus Disciplined Intermediate Bond Fund        The Fund
------------------------------------------
Ticker Symbols:      Investor shares DDIBX
                   Restricted shares DDIRX

GOAL/APPROACH
-------------

The fund seeks to outperform the Lehman Brothers Aggregate Bond Index while maintaining a similar risk level. This objective may be changed without shareholder approval. To pursue its goal, the fund actively manages bond market and maturity exposure and invests at least 65% of total assets in debt securities, such as:

          .    U.S. government and agency bonds

          .    corporate bonds

          .    mortgage-related securities

          . foreign corporate and government bonds (up to 20% of total assets)

The fund's investments in debt securities must be investment grade (or deemed of comparable quality by Dreyfus). Generally, the average maturity of the fund's portfolio is between 3 and 10 years. The fund may invest in individual debt securities with remaining maturities between 1 and 30 years.

The manager uses a disciplined process to select securities and manage risk. The manager chooses securities based on yield, credit quality, the level of interest rates and inflation, general economic and financial trends, and its outlook for the securities markets. Securities selected must fit within management's pre-determined targeted positions for quality, duration, coupon, maturity and sector. The process includes computer modeling and scenario testing of possible changes in market conditions. The manager will use other techniques in an attempt to manage market risk and maturity.

INFORMATION ON THE FUND'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT (SEE BACK COVER).

Concepts to understand

AVERAGE MATURITY: an average of the stated maturities of the bonds held in the fund, based on their dollar-weighted proportions in the fund.

INVESTMENT GRADE BONDS: independent rating organizations analyze and evaluate a bond issuer's credit history and ability to repay debts. Based on their assessment, they assign letter grades that reflect the issuer's creditworthiness. AAA or Aaa represents the highest credit rating, AA/Aa the second highest, and so on down to D, for defaulted debt. Bonds rated BBB or Baa and above are considered investment grade.

MAIN RISKS

Prices of bonds tend to move inversely with changes in interest rates. While a rise in rates may allow the fund to invest for higher yields, the most immediate effect is usually a drop in bond prices, and therefore in the fund's share price as well. As a result, the value of your investment in the fund could go up and down, which means that you could lose money. To the extent that the fund maintains a longer maturity than short-term funds, its share price will react more strongly to interest rate movements. Other risk factors that could have an effect on the fund's performance include:

          . if an issuer fails to make timely interest or principal payments or there is a decline in the bond's credit quality, or perception of a decline, the bond's value could fall, potentially lowering the share price

          . if the loans underlying the fund's mortgage-related securities are paid off earlier or later than expected, which could occur because of movements in market interest rates, the fund's share price or yield could be hurt

          . the price and yield of foreign debt securities could be affected by such factors as political and economic instability, changes in currency exchange rates and less liquid markets for such securities

While some of the fund's securities may carry guarantees of the U.S. government or its agencies, these guarantees do not apply to shares of the fund itself.

Under adverse market conditions, the fund could invest some or all of its assets in money market instruments. Although the fund would do so only in seeking to avoid losses, it could reduce the fund's total return.

Other potential risks

The fund may invest in certain derivatives, including futures, options, and some mortgage-related securities. Derivatives can be illiquid and highly sensitive to changes in their underlying security, interest rate or index, and as a result can be highly volatile. The value and interest rates of some derivatives, such as inverse floaters, may be inversely related to their underlying instrument. A small investment in certain derivatives could have a potentially large impact on the fund.

At times, the fund may engage in short-term trading. This could increase the fund's transaction costs and taxable distributions, lowering its after-tax performance accordingly.



                                   3
                                                                       The Fund

PAST PERFORMANCE

The two tables below show the fund's annual returns and its long-term performance. The first table shows you how the fund's performance has varied from year to year. The second compares the fund's performance over time to that of the Lehman Brothers Aggregate Bond Index, a broad-based, unmanaged, market-weighted index covering the U.S. investment-grade fixed-rate bond market. Both tables assume reinvestment of dividends and distributions. As with all mutual funds, the past is not a prediction of the future.

________________________________________________________________________________

Year-by-year total return AS OF 12/31 EACH YEAR (%)

INVESTOR SHARES



                                   BAR GRAPH

--------------------------------------------------------------------------------
89      90      91      92       93      94       95        96       97      98

BEST QUARTER:                                 Q0 '00         +0.00%

WORST QUARTER:                                Q0 '00         -0.00%


________________________________________________________________________________

Average annual total return AS OF 12/31/98

                                                                       Inception

                                                    1 Year            (11/1/95)
--------------------------------------------------------------------------------

INVESTOR SHARES                                       X.XX%               X.XX%

RESTRICTED SHARES                                     X.XX%               X.XX%

LEHMAN BROTHERS

AGGREGATE BOND INDEX                                 XX.XX%             XX.XX%*

* FOR COMPARATIVE PURPOSES, THE VALUE OF THE INDEX ON 10/31/95 IS USED AS THE BEGINNING VALUE ON 11/1/95.

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Shareholder transaction fees are paid from your account. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price. The fund has no sales charge
(load).

________________________________________________________________________________

Fee table


                                                            Investor  Restricted
                                                             shares     shares
--------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION FEES
% OF TRANSACTION AMOUNT                                       NONE         NONE


ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                               0.55%       0.55%

12b-1 fee                                                     0.25%        none

Other expenses                                                0.00%       0.00%
--------------------------------------------------------------------------------

TOTAL                                                         0.80%       0.55%


________________________________________________________________________________

Expense example


                               1 Year    3 Years        5 Years        10 Years

--------------------------------------------------------------------------------

INVESTOR SHARES                 $XX       $XX            $XX            $XX

RESTRICTED SHARES               $XX       $XX            $XX            $XX

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to The Dreyfus Corporation for managing the fund. Unlike the arrangements between most investment advisers and their funds, Dreyfus pays all fund expenses except for brokerage fees, taxes, interest, fees and expenses of the independent directors, Rule 12b-1 fees and extraordinary expenses.

12B-1 FEE: the fee paid to Dreyfus Service Corporation, an affiliate of The Dreyfus Corporation, for shareholder service and to the fund's distributor for shareholder service and promotional expenses. For Investor shares, the fee is paid out of the fund's assets on an ongoing basis; over time this will increase the cost of your investment and may cost you more than paying other types of sales charges.

                                       5
                                                                      The Fund

MANAGEMENT

The investment adviser for the fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages one of the nation's leading mutual fund complexes, with more than $112 billion in more than 160 mutual fund portfolios. Dreyfus is the mutual fund business of Mellon Bank Corporation, a broad-based financial services company with a bank at its core. With more than $350 billion of assets under management and $1.7 trillion of assets under administration and custody, Mellon provides a full range of banking, investment and trust products and services to individuals, businesses and institutions. Its mutual fund companies place Mellon as the leading bank manager of mutual funds. Mellon is headquartered in Pittsburgh, Pennsylvania.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, the firm seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity, and offers the potential for measuring performance and volatility in consistent ways.

Daniel J. Fasciano, portfolio manager of Dreyfus and Senior Portfolio Manager of Boston Safe Deposit and Trust Company, an affiliate of Dreyfus, has managed the fund since June 1998 and has been a portfolio manager of Dreyfus since October 1995. Mr. Fasciano joined the Boston Safe Deposit and Trust Company in 1990.


Concepts to understand

YEAR 2000 ISSUES: the fund could be adversely affected if the computer systems used by Dreyfus and the fund's other service providers do not properly process and calculate date-related information from and after January 1, 2000.

Dreyfus is working to avoid year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by year 2000-related problems. This could have an impact on the value of the fund's investments and its share price.

FINANCIAL HIGHLIGHTS

This table describes the fund's performance for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These financial highlights have been independently audited by ________________, whose report, along with the fund's financial statements, is included in the annual report.

________________________________________________________________________________

                               INVESTOR SHARES            RESTRICTED SHARES
--------------------------------------------------------------------------------
                           YEAR ENDED OCTOBER 31,      YEAR ENDED OCTOBER 31,
                         1998      1997      1996*     1998      1997      1996*
--------------------------------------------------------------------------------

PER-SHARE DATA ($)

Net asset value,
beginning of period                12.29     12.50               12.29    12.50

Investment operations:

  Investment income - net            .74       .71                 .77      .74

  Net realized and
  unrealized gain (loss)
  on investments                     .23      (.21)                .23     (.21)

Total from
investment operations                .97       .50                1.00      .53

Distributions:
  Dividends from
  investment income - net           (.74)     (.71)               (.77)    (.74)

Net asset value, end of period     12.52     12.29               12.52    12.29

Total return (%)                    8.21      4.18                8.49     4.45

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to
average net assets (%)               .80       .79                 .55      .55

Ratio of net investment income
to average net assets (%)           6.01       561                6.31     6.29

Portfolio turnover rate (%)       143.91    198.16              143.91   198.16
--------------------------------------------------------------------------------
Net assets, end of period
($ x 1,000)                         317        126             108,688   58,466

* FROM NOVEMBER 1, 1995 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1996.



                                       7
                                                                       The Fund

YOUR INVESTMENT

ACCOUNT POLICIES
----------------

Buying shares

The Fund  Offers  two share  classes--Investor  shares  and  Restricted  shares.
Investor shares are offered to any investor. Restricted shares are sold primarily to financial service providers acting on behalf of customers having a qualified trust or investment account or relationship at such institution or to customers who hold shares of the fund distributed to them by such account or relationship. YOU PAY NO SALES CHARGES to invest in this fund. Your price for fund shares is the net asset value per share (NAV) for the class of shares you purchase, which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) every day the exchange is open. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other entity authorized to accept orders on behalf of the fund.

________________________________________________________________________________

Minimum investments

                                                Initial      Additional
--------------------------------------------------------------------------------
REGULAR ACCOUNTS                                $2,500       $100
                                                             $500 FOR
                                                             TELETRANSFER
                                                             INVESTMENTS

TRADITIONAL IRAS                                $750         NO MINIMUM

SPOUSAL IRAS                                    $750         NO MINIMUM

ROTH IRAS                                       $750         NO MINIMUM

EDUCATION IRAS                                  $500         NO MINIMUM
                                                             AFTER THE FIRST
                                                             YEAR

DREYFUS AUTOMATIC                               $100         $100
INVESTMENT PLANS

All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum TeleTransfer purchase is $150,000 per day.

Concepts to understand

NET ASSET VALUE (NAV): a mutual fund's share price on a given day. A fund's NAV is calculated by dividing the value of its net assets by the number of existing shares.

When calculating its NAV, the fund's bonds are generally valued by an independent pricing service approved by the fund's board. Certain securities are valued at the last sale price or at fair value as determined by procedures established by the board.

Selling shares

You may sell shares at any time. Your shares will be sold at the next NAV calculated after your order is accepted by the fund's transfer agent or other entity authorized to accept orders on behalf of the fund. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.

Before selling recently purchased shares, please note that if the fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds until it has collected payment, which may take up to eight business days.

________________________________________________________________________________

Limitations on selling shares by phone

Proceeds
sent by                                   Minimum       Maximum
--------------------------------------------------------------------------------

CHECK                                     NO MINIMUM    $150,000 PER DAY

WIRE                                      $1,000        $250,000 FOR JOINT
                                                        ACCOUNTS EVERY 30 DAYS

TELETRANSFER                              $500          $250,000 FOR JOINT
                                                        ACCOUNTS EVERY 30 DAYS

--------------------------------------------------------------------------------
Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

 .    amounts of $1,000 or more on accounts whose address has been changed within the last 30 days

 .    requests to send the proceeds to a different  payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A SIGNATURE GUARANTEE helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.


                                       9
                                                                Your Investment

General policies

If your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 45 days, the fund may close your account and send you the proceeds.

Unless you decline telephone privileges on your application, you may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

The fund reserves the right to:

 .    refuse any  purchase or exchange  request that could  adversely  affect the fund or its operations, including those from any individual or group who, in the fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the fund within a calendar year)

 .    refuse any purchase or exchange request in excess of 1% of the fund's total assets

 .    change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

 .    change its minimum investment amounts

 .    delay  sending  out  redemption  proceeds for  up  to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

The fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).

Third-party investments

If you invest through a third party (rather than directly with Dreyfus), the policies and fees may be different than those described here. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your plan or financial institution if in doubt.

DISTRIBUTIONS AND TAXES

The fund usually pays its shareholders dividends from its net investment income once a month, and distributes any net capital gains that it has realized once a year. Your distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

Each share class will generate a different dividend because each has different expenses.

Fund dividends and distributions are taxable to most investors (unless your investment is in an IRA or other tax-advantaged account). The tax status of any distribution is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash. In general, distributions are taxable as follows:

________________________________________________________________________________

Taxability of distributions

Type of                       Tax rate for             Tax rate for
distribution                  15% bracket              28% bracket or above
--------------------------------------------------------------------------------

INCOME                        ORDINARY                 ORDINARY
DIVIDENDS                     INCOME RATE              INCOME RATE

SHORT-TERM                    ORDINARY                 ORDINARY
CAPITAL GAINS                 INCOME RATE              INCOME RATE

LONG-TERM
CAPITAL GAINS                 10%                      20%

The tax status of your dividends and distributions will be detailed in your annual tax statement from the fund.

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Taxes on transactions

Except in tax-advantaged accounts, any sale or exchange of fund shares, including through the checkwriting privilege, may generate a tax liability.

The table at right can provide a guide for your potential tax liability when selling or exchanging fund shares. "Short-term capital gains" applies to fund shares sold up to 12 months after buying them. "Long-term capital gains" applies to shares sold after 12 months.

SERVICES FOR FUND INVESTORS

Automatic services

Buying or selling shares automatically is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application or by calling 1-800-645-6561.

________________________________________________________________________________

For investing

DREYFUS AUTOMATIC                             For making automatic investments
ASSET BUILDER(REGISTERED TRADEMARK)           from a designated bank account.

DREYFUS PAYROLL                               For making automatic investments
SAVINGS PLAN                                  through a payroll deduction.

DREYFUS GOVERNMENT                            For making automatic investments
DIRECT DEPOSIT                                from your federal employment,
PRIVILEGE                                     Social Security or other regular
                                              federal government check.

DREYFUS DIVIDEND                              For automatically reinvesting the
SWEEP                                         dividends and distributions from
                                              one Dreyfus fund into another
                                              (not available for IRAs).
--------------------------------------------------------------------------------

For exchanging shares

DREYFUS AUTO-                                 For making regular exchanges
EXCHANGE PRIVILEGE                            from one Dreyfus fund into
                                              another.
--------------------------------------------------------------------------------

For selling shares

DREYFUS AUTOMATIC                            For making regular withdrawals
WITHDRAWAL PLAN                              from most Dreyfus funds.


Dreyfus Financial Centers

Through a nationwide network of Dreyfus Financial Centers, Dreyfus offers a full array of investment services and products. This includes information on mutual funds, brokerage services, tax-advantaged products and retirement planning.

Our experienced financial consultants can help you make informed choices and provide you with personalized attention in handling account transactions. The Financial Centers also offer informative seminars and events. To find the Financial Center nearest you, call 1-800-499-3327.

Checkwriting privilege

You may write redemption checks against your account in amounts of $500 or more. These checks are free; however, a fee will be charged if you request a stop payment or if the transfer agent cannot honor a redemption check due to insufficient funds or another valid reason. Please do not postdate your checks or use them to close your account.

Exchange privilege

You can exchange $500 or more from one Dreyfus fund into another (no minimum for retirement accounts). You can request your exchange in writing or by phone. Be sure to read the current prospectus for any fund into which you are exchanging. Any new account established through an exchange will have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has one.

Dreyfus TeleTransfer privilege

To move money between your bank account and your Dreyfus fund account with a phone call, use the Dreyfus TeleTransfer privilege. You can set up TeleTransfer on your account by providing bank account information and following the instructions on your application.

Account statements

Every Dreyfus Investor automatically receives regular account statements. You'll also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

Retirement plans

Dreyfus offers a variety of retirement plans, including traditional, Roth and Education IRAs. Here's where you call for information:

 .    for traditional, rollover, Roth and Education IRAs, call 1-800-645-6561

 .    for SEP-IRAs, Keogh accounts, 401(k) and 403(b) accounts, call
     1-800-358-0910



                                       13
                                                                 Your Investment

INSTRUCTIONS FOR REGULAR ACCOUNTS

TO OPEN AN ACCOUNT                      TO ADD TO AN ACCOUNT
In Writing----------------------------------------------------------------------

Complete the application.               Fill out an investment slip, and write
                                        your account number on your check.
Mail your application and a check to:
The Dreyfus Family of Funds             Mail the slip and the check to:
P.O. Box 9387,                          The Dreyfus Family of Funds
Providence, RI 02940-9387               P.O. Box 105
                                        Newark, NJ 07101-0105



By Telephone--------------------------------------------------------------------
WIRE  Have your bank send your          WIRE Have your bank send your
investment to Boston Safe Deposit       investment to Boston Safe Deposit
and Trust Company, with these           and Trust Company, with these
instructions:                           instructions:
 . DDA# 044210                           . DDA# 044210
 . the fund name and share class         . the fund name and share class
 . your Social Security or tax ID        . your account number
  number                                . name(s) of investor(s)
 . name(s) of investor(s)
Call us to obtain an account number.    ELECTRONIC CHECK Same as wire, but
Return your application.                before your account number insert
                                        "4970" for Investor shares OR "4980"
                                        for Restricted shares, and add ABA#
                                        011-001234
                                        TELETRANSFER Request TeleTransfer on
                                        your application. Call us to request
                                        your transaction.

Automatically-------------------------------------------------------------------

WITH AN INITIAL INVESTMENT Indicate     ALL SERVICES Call us to request a form
on your application which automatic     to add any automatic investing service
service(s) you want. Return your        (see "Services for Fund Investors").
application with your investment.       Complete and return the forms along
                                        with any other required materials.
WITHOUT ANY INITIAL INVESTMENT
(Investor shares only) Check the
Dreyfus Step Program option on your
application. Return your application,
then complete the additional materials
when they are sent to you.

Via the Internet----------------------------------------------------------------

COMPUTER Visit the Dreyfus Web site
http://www.dreyfus.com and follow the
instructions to download an account
application.

INSTRUCTIONS FOR REGULAR ACCOUNTS

TO SELL SHARES
---------------------------------

Write a redemption check           To reach Dreyfus, call toll free
OR letter of instruction           in the U.S.
that includes:
 . your name(s) and signature(s)    1-800-645-6561
 . your account number
 . the fund name                    Outside the U.S.
 . the dollar amount you want       516-794-5452
  to sell
 . how and where to send the        Make checks payable to:
  proceeds

Obtain a signature guarantee      THE DREYFUS FAMILY OF FUNDS
or other documentation,  if
required (see "Account Policies   You also can deliver requests to any Dreyfus
-- Selling Shares").              Financial Center. Because processing time may
                                  vary, please ask the representative when your
Mail your request to:             account will be credited or debited.
The Dreyfus Family of Funds
P.O. Box 9671,
Providence, RI 02940-9671

________________________________

WIRE Be sure the fund has your     Concepts to understand
bank account information on        _____________________________________
file. Call us to request your
transaction. Proceeds will be      WIRE TRANSFER: for transferring money
wired to your bank.                from one financial institutional to
                                   another. Wiring is the fastest way to move
TELETRANSFER  Be sure the fund     money, although your bank may charge a fee
has your bank account information  to send or receive wire transfers.  Wire
on file. Call us to request your   redemptions from the fund are subject to a
transaction. Proceeds will be sent $1,000 minimum.
to your bank by electronic check.
                                   ELECTRONIC CHECK: for transferring
CHECK Call us to request your      money out of a bank account. Your
transaction. A check will be       transaction is entered electronically,
sent to your address of record.    but may take up to eight business days to
                                   clear. Electronic checks usually are
                                   available without a fee at all Automated
                                   Clearing House (ACH) banks.
________________________________

DREYFUS AUTOMATIC WITHDRAWAL
PLAN Call us to request a form
to add the plan. Complete the
form, specifying the amount
and frequency of withdrawals
you would like.

Be sure to maintain an account
balance of $5,000 or more.


                                       15
                                                                 Your Investment

Concepts to understand


Your Investment



 INSTRUCTIONS FOR IRAS

TO OPEN AN ACCOUNT
In Writing----------------------------------------------------------------------

   Complete an IRA application, making sure to specify the fund name and to indicate the year the contribution is for.

   Mail your application and a check to:
The Dreyfus Trust Company, Custodian P.O. Box 6427, Providence, RI 02940-6427

TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check. Indicate the year the contribution is for.

Mail in the slip and the check (see "To Open an Account" at left).

By Telephone--------------------------------------------------------------------


WIRE Have your bank send your investment to Boston Safe Deposit and Trust Company, with these instructions:

* DDA# 044210

* the fund name and share class

* your account number

* name of investor

* the contribution year

ELECTRONIC CHECK Same as wire, but before your account number insert "4970" for Investor shares OR "4980" for Restricted shares, and add ABA# 011-001234

TELEPHONE CONTRIBUTION Call to request us to move money from a regular Dreyfus account to an IRA (both accounts must be held in the same shareholder name).

Automatically-------------------------------------------------------------------

WITHOUT ANY INITIAL INVESTMENT (Investor shares only) Call us to request a Dreyfus Step Program form. Complete and return the form along with your application.

ALL SERVICES Call us to request a form to add an automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials.

All contributions will count as current year.

Via the Internet----------------------------------------------------------------

   COMPUTER Visit the Dreyfus Web site http://www.dreyfus.com and follow the instructions to download an account application.

TO SELL SHARES

Write a redemption check* OR write a letter of instruction that includes:

* your name and signature

* your account number and fund name

* the dollar amount you want to sell

* how and where to send the proceeds

* whether the distribution is qualified or premature

* whether the 10% TEFRA should be withheld

Obtain a signature guarantee or other documentation, if required. Mail in your request (see "To Open an Account" at left).

*A redemption check written for a qualified distribution is not subject to TEFRA.


DREYFUS AUTOMATIC WITHDRAWAL PLAN Call us to request instructions to establish the plan.


  To reach Dreyfus, call toll free in the U.S.

  1-800-645-6561

  Outside the U.S. 516-794-5452

  Make checks payable to:

  THE DREYFUS TRUST CO., CUSTODIAN

  You also can deliver requests to any Dreyfus Financial Center. Because processing time may vary, please ask the representative when your account will be credited or debited.

Concepts to understand

WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

Your Investment

For More Information

                   Dreyfus Disciplined Intermediate Bond Fund

                        A Series of The Dreyfus/Laurel Funds, Inc.
                        -----------------------------

                        SEC file number:  811-5270

                        More information on this fund is available free upon request, including the following:

                        Annual/Semiannual Report

                        Describes the fund's performance, lists portfolio holdings and contains a letter from the fund's manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund's performance during the last fiscal year.

                    Statement of Additional Information (SAI)

                        Provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call 1-800-645-6561

BY MAIL Write to: The Dreyfus Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144

BY E-MAIL  Send your request to info@dreyfus.com

ON THE INTERNET Text-only versions of fund documents can be viewed online or downloaded from:

      SEC
      http://www.sec.gov

      DREYFUS
      http://www.dreyfus.com

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009.

(c) 1999, Dreyfus Service Corporation                             302/702P0399

                   DREYFUS DISCIPLINED INTERMEDIATE BOND FUND
                    INVESTOR SHARES AND RESTRICTED SHARES
                                    PART B
                    (STATEMENT OF ADDITIONAL INFORMATION)
                                MARCH 1, 1999



      This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current Prospectus of the Dreyfus Disciplined Intermediate Bond Fund (the "Fund"), dated March 1, 1999, as it may be revised from time to time. The Fund is a separate, diversified portfolio of The Dreyfus/Laurel Funds, Inc., an open-end management investment company (the "Company"), known as a mutual fund. To obtain a copy of the Fund's Prospectus, please write to the Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, or call one of the following numbers:

            Call Toll Free 1-800-645-6561
            In New York City -- Call 1-718-895-1206
            Outside the U.S. -- Call 516-794-5452


                               TABLE OF CONTENTS
                                                                            Page

Description of the Fund...........................................     B-2
Management of the Fund............................................     B-27
Management Arrangements...........................................     B-33
Purchase of Shares................................................     B-35
Distribution Plan.................................................     B-39
Redemption of Shares..............................................     B-40
Shareholder Services..............................................     B-44
Additional Information About Purchases, Exchanges and Redemptions.     B-49
Determination of Net Asset Value..................................     B-50
Dividends, Other Distributions and Taxes..........................     B-51
Portfolio Transactions............................................     B-56
Performance Information...........................................     B-58
Information About the Fund........................................     B-60
Transfer and Dividend Disbursing
  Agent, Custodian, Counsel and Independent Auditors..............     B-61
Financial Statements..............................................     B-61
Appendix..........................................................     B-62

                             DESCRIPTION OF THE FUND

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTIONS OF THE FUND'S PROSPECTUS ENTITLED "GOAL/APPROACH" AND "MAIN RISKS."

      The Company is a Maryland corporation formed on August 6, 1987. Before October 17, 1994, the Company's name was The Laurel Funds, Inc. The Company is an open-end management investment company comprised of separate portfolios, including the Fund, each of which is treated as a separate fund. The Fund is diversified, which means that, with respect to 75% of its total assets, the Fund will not invest more than 5% of its assets in the securities of any single issuer.

      The Dreyfus Corporation ("Dreyfus") serves as the Fund's investment manager.

      The Fund seeks investment returns that exceed those of the Lehman Brothers Aggregate Bond Index (the "Benchmark"). The Benchmark is a broad market weighted index which covers the U.S. investment grade fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, and asset-backed securities. The Benchmark covers those securities in the Lehman Brothers Government/Corporate Bond Index, the Lehman Brothers Mortgage-Backed Securities Index and the Lehman Brothers Asset-Backed Securities Index. All issues have at least one year to maturity. The Fund is not (and will not operate as) an index fund, and the Fund's portfolio investments will not be limited to debt issues included in the Benchmark.

CERTAIN PORTFOLIO SECURITIES

      The following information regarding the securities that the Fund may purchase supplements that are found in the Fund's prospectus.

      CORPORATE OBLIGATIONS. The Fund may invest in corporate obligations rated at least Baa by Moody's Investors Service, Inc. ("Moody's") or BBB by Standard & Poor's, or if unrated, of comparable quality as determined by Dreyfus. Securities rated BBB by Standard & Poor's or Baa by Moody's are considered by those rating agencies to be "investment grade" securities, although Moody's considers securities rated Baa to have speculative characteristics. Further, while bonds rated BBB by Standard & Poor's exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and principal for debt in this category than debt in higher rated categories. The Fund will dispose in a prudent and orderly fashion of bonds whose ratings drop below these minimum ratings.

      GOVERNMENT OBLIGATIONS. The Fund may invest in a variety of U.S. Treasury obligations, which differ only in their interest rates, maturities and times of issuance: (a) U.S. Treasury bills have a maturity of one year or less, (b) U.S. Treasury notes have maturities of one to ten years, and (c) U.S. Treasury bonds generally have maturities of greater than ten years.

      In addition to U.S. Treasury obligations, the Fund may invest in obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are supported by any of the following: (a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury, (c) the discretionary authority of the U.S. Treasury to lend to such Government agency or instrumentality, or (d) the credit of the instrumentality. (Examples of agencies and instrumentalities are: Federal Land Banks, Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association ("GNMA"), Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks, General Services Administration, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board, Inter-American Development Bank, Asian-American Development Bank, Student Loan Marketing Association, International Bank for Reconstruction and Development, Federal Home Loan Mortgage Corporation ("FHLMC"), and Federal National Mortgage Association ("FNMA"). No assurance can be given that the U.S. Government will provide financial support to the agencies or instrumentalities described in (b),
(c) and (d) in the future, other than as set forth above, since it is not obligated to do so by law.

      FIXED-INCOME SECURITIES. The Fund may invest in fixed-income securities to achieve its investment objective. In periods of declining interest rates, the Fund's yield (its income from portfolio investments over a stated period of time) may tend to be higher than prevailing market rates, and in periods of rising interests rates, the Fund's yield may tend to be lower than prevailing market rates. Also, in periods of falling interest rates, the inflow of net new money to the Fund from the continuous sales of its shares will likely be invested in portfolio instruments producing lower yield than the balance of the Fund's portfolio, thereby reducing the yield of the Fund. In periods of rising interest rates, the opposite can be true. The net asset value ("NAV") of a fund investing in fixed-income securities also may change as general levels of interest rates fluctuate. When interest rates rise, the value of a portfolio of fixed-income securities can be expected to decline. Conversely, when interest rates decline, the value of a portfolio of fixed-income securities can be expected to rise.

      VARIABLE AND FLOATING RATE SECURITIES. The Fund may invest in variable and floating rate securities. A variable rate security provides for the adjustment of its interest either at predesignated periodic intervals or whenever the market rate to which the security's interest rate is tied changes. A floating rate security provides for the automatic adjustment of its interest whenever a specified interest rate changes. Interest rates on floating rate securities are ordinarily tied to, and are a percentage of, a widely recognized interest rate, such as the yield on 90-day U.S. Treasury bills or the prime rate of a specified bank. These rates may change as often as twice daily. Generally, changes in interest rates will have a smaller effect on the market value of variable and floating rate securities than on the market value of comparable fixed-income obligations. Thus, investing in variable and floating rate securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed-income securities.

      REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with U.S. Government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with such other brokers or dealers that meet the Fund's credit guidelines. This technique offers a method of earning income on idle cash. In a repurchase agreement, the Fund buys a security from a seller that has agreed to repurchase the same security at a mutually agreed upon date and price. The Fund's resale price will be in excess of the purchase price, reflecting an agreed upon interest rate. This interest rate is effective for the period of time the Fund is invested in the agreement and is not related to the coupon rate on the underlying security. Repurchase agreements may also be viewed as a fully collateralized loan of money by the Fund to the seller. The period of these repurchase agreements will usually be short, from overnight to one week, and at no time will the Fund invest in repurchase agreements for more than one year. The Fund will always receive as collateral securities whose market value including accrued interest is, and during the entire term of the agreement remains, at least equal to 100% of the dollar amount invested by the Fund in each agreement, and the Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the Custodian. If the seller defaults, the Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of a security which is the subject of a repurchase agreement, realization upon the collateral by the Fund may be delayed or limited. The Fund seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligors under repurchase agreements, in accordance with the Fund's credit guidelines.

      MORTGAGE-RELATED SECURITIES. Mortgage-related securities are securities that, directly or indirectly, represent interests in, or are secured by and payable from, loans secured by real property, including pass-through securities such as GNMA, FNMA and FHLMC certificates, private pass-through securities, commercial mortgage-related securities, and certain collateralized mortgage obligations. See "Mortgage Pass-Through Certificates" discussed below. Investors should note that mortgage-related securities in which the Fund may invest are developed and marketed from time-to-time and that, consistent with its investment limitations, the Fund may invest in those mortgage-related securities that Dreyfus believes may assist the Fund in achieving its investment objective.

      The yield characteristics of mortgage-related securities differ from those of traditional debt securities. Among the major differences are that interest and principal payments on mortgage-related securities are made more frequently, generally once a month, and that principal prepayments on mortgage-related securities may occur at any time because the underlying mortgage loans generally may be prepaid at any time. As a result, if the Fund purchases mortgage-related securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if the Fund purchases mortgage-related securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity. The timing and magnitude of prepayments cannot be predicted. Generally, however, prepayments on fixed-rate mortgage loans will increase during a period of falling mortgage interest rates and will decrease during a period of rising mortgage interest rates. Amounts available for reinvestment by the Fund are likely to be greater during a period of falling interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates. Accelerated prepayments on mortgage-related securities purchased by the Fund at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is repaid in full. The value of mortgage-related securities may be significantly affected by changes in interest rates, the market's perception of the issuers, and the creditworthiness of the parties involved.

      Collateralized mortgage obligations ("CMOs") are debt obligations collateralized by mortgage-related securities issued by GNMA, FNMA or FHLMC, or by whole loans or private issuer pass-through securities. CMOs may be issued by GNMA, FNMA, FHLMC or private issuers. CMOs are structured to direct payments on underlying collateral to different series or classes of the obligations. CMO classes may be specially structured in a manner that provides any of a wide variety of investment characteristics, such as yield, effective maturity and interest rate sensitivity. CMO structuring is accomplished by in effect stripping out portions of the cash flows (comprised of principal and interest payments) on the underlying mortgage assets and prioritizing the payments of those cash flows. In the most extreme case, one class will be entitled to receive all of the interest, but none of the principal, from the underlying mortgage assets (the interest-only or "IO" class) and one class will be entitled to receive all of the principal, but none of the interest (the principal-only or "PO" class). CMOs may be structured in other ways that, based on mathematical modeling or similar techniques, are expected to provide certain results. As market conditions change, however, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of a CMO class and the ability of a structure to provide the anticipated investment characteristics may be significantly reduced. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class. The Fund may invest up to 20% of its total assets in CMOs.

      In determining the Fund's average maturity, the maturity of a mortgage-related security is deemed to be its effective life (i.e., the average time in which the principal amount of the security is repaid), as estimated by Dreyfus based on scheduled principal amortization and an anticipated rate of principal prepayments, which rate, in turn, is based on past prepayment patterns, prevailing interest rates and other factors. The effective life of a mortgage-related security generally is substantially shorter than its stated maturity.

      MORTGAGE PASS-THROUGH CERTIFICATES. Mortgage pass-through certificates are issued by governmental, government-related and private entities and are backed by pools of mortgages (including those on residential properties and commercial real estate). The mortgage loans are made by savings and loan institutions, mortgage bankers, commercial banks and other lenders. The securities are "pass-through" securities because they provide investors with monthly payments of principal and interest which, in effect, are a "pass-through" of the monthly payments made by the individual borrowers on the underlying mortgages, net of any fees paid to the issuer or guarantor of the pass-through certificates. The principal governmental issuer of such securities is GNMA, which is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Government-related issuers include FHLMC and FNMA, both government sponsored corporations owned entirely by private stockholders. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential and commercial mortgage loans. Such issuers may be the originators of the underlying mortgage loans as well as the guarantors of the mortgage-related securities.

      (1) GNMA Mortgage Pass-Through Certificates ("Ginnie Maes"). Ginnie Maes represent an undivided interest in a pool of mortgages that are insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. Ginnie Maes entitle the holder to receive all payments (including prepayments) of principal and interest owed by the individual mortgagors, net of fees paid to GNMA and to the issuer which assembles the mortgage pool and passes through the monthly mortgage payments to the certificate holders (typically, a mortgage banking firm), regardless of whether the individual mortgagor actually makes the payment. Because payments are made to certificate holders regardless of whether payments are actually received on the underlying mortgages, Ginnie Maes are of the "modified pass-through" mortgage certificate type. The GNMA is authorized to guarantee the timely payment of principal and interest on the Ginnie Maes as securities backed by an eligible pool of mortgages. The GNMA guarantee is backed by the full faith and credit of the United States, and the GNMA has unlimited authority to borrow funds from the U.S. Treasury to make payments under the guarantee. This is not a guarantee against market decline of the value of these securities or the shares of the Fund. It is possible that the availability (i.e., liquidity) of these securities could be adversely affected by actions of the U.S. Government to tighten the availability of its credit. The market for Ginnie Maes is highly liquid because of the size of the market and the active participation in the secondary market of securities dealers and a variety of investors.

      (2) FHLMC Mortgage Participation Certificates ("Freddie Macs"). Freddie Macs represent interests in groups of specified first lien residential conventional mortgages underwritten and owned by FHLMC. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. In cases where FHLMC has not guaranteed timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable. Freddie Macs are not guaranteed by the United States or by any of the Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. The secondary market for Freddie Macs is highly liquid because of the size of the market and the active participation in the secondary market of FHLMC, securities dealers and a variety of investors.

      (3) FNMA Guaranteed Mortgage Pass-Through Certificates ("Fannie Maes"). Fannie Maes represent an undivided interest in a pool of conventional mortgage loans secured by first mortgages or deeds of trust, on one family, or two to four family, residential properties. FNMA is obligated to distribute scheduled monthly installments of principal and interest on the mortgages in the pool, whether or not received, plus full principal of any foreclosed or otherwise liquidated mortgages. The obligation of FNMA under its guaranty is solely the obligation of FNMA and is not backed by, nor entitled to, the full faith and credit of the United States.

      (4) Private issuer mortgage certificates are pass-through securities structured in a similar fashion to Ginnie Maes, Fannie Maes and Freddie Macs. Private issuer mortgage certificates are generally backed by conventional single family, multi-family and commercial mortgages. Private issuer mortgage certificates typically are not guaranteed by the U.S. Government, its agencies or instrumentalities, but generally have some form of credit support in the form of over-collateralization, pool insurance or other form of credit enhancement.

      The market value of mortgage-related securities depends on, among other things, the level of interest rates, the certificates' coupon rates and the payment history of the mortgagors of the underlying mortgages.

      ASSET-BACKED SECURITIES. Asset-backed securities are securities that represent direct or indirect participations in, or are secured by and payable from, assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, and receivables from revolving credit (credit card) agreements. Such assets are securitized through the use of trusts and special purpose corporations. The value of such securities partly depends on loan repayments by individuals, which may be adversely affected during general downturns in the economy. Payments or distributions of principal and interest on asset-backed securities may be supported by credit enhancements, such as various forms of cash collateral accounts or letters of credit. Like mortgage-related securities, asset-backed securities are subject to the risk of prepayment. The risk that recovery or repossessed collateral might be unavailable or inadequate to support payments on asset-backed securities, however, is greater than is the case for mortgage-backed securities.

      MUNICIPAL BONDS AND OTHER MUNICIPAL OBLIGATIONS. The Fund may invest in debt obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multistate agencies or authorities. Municipal obligations bear fixed, floating or variable rates of interest that are determined in some instances by formulas under which the municipal obligation's interest rate will change directly or inversely to changes in interest rates or an index, or multiples thereof, in many cases subject to a maximum and minimum. The Fund limits its investments in municipal obligations to those obligations the interest on which is subject to federal income tax.

      MUNICIPAL BONDS. Municipal bonds, which generally have a maturity of more than one year when issued, have two principal classifications: general obligation bonds and revenue bonds. A private activity bond is a particular kind of revenue bond. The classification of general obligation bonds, revenue bonds and private activity bonds are discussed below.

      (1) General Obligation Bonds. The proceeds of these obligations are used to finance a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest.

      (2) Revenue Bonds. Revenue bonds are issued to finance a wide variety of capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals. The principal security for a revenue bond is generally the net revenues derived from a particular facility, group of facilities or, in some cases, the proceeds of a special excise or other specific revenue source. Although the principal security behind these bonds may vary, many provide additional security in the form of a debt service reserve fund whose money may be used to make principal and interest payments on the issuer's obligations. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

      (3) Private Activity Bonds. Private activity bonds are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing, sports and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

      MUNICIPAL NOTES. Municipal notes generally are used to provide for short-term capital needs and generally have maturities of thirteen months or less. Municipal notes include:

      (1) Tax Anticipation Notes. Tax anticipation notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenue, such as income, sales, use and business taxes, and are payable from these specific future taxes.

      (2) Revenue Anticipation Notes. Revenue anticipation notes are issued in expectation of receipt of other kinds of revenue, such as Federal revenues available under the Federal Revenue Sharing Programs.

      (3) Bond Anticipation Notes. Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the notes.

      MUNICIPAL COMMERCIAL PAPER. Issues of municipal commercial paper typically represent short-term, unsecured, negotiable promissory notes. These obligations are issued by agencies of state and local governments to finance seasonal working capital needs of municipalities or to provide interim construction financing and are paid from general revenues of municipalities or are refinanced with long-term debt. In most cases, municipal commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.

      CONVERTIBLE SECURITIES. The Fund may purchase convertible securities, which are fixed-income securities such as bonds or preferred stock that may be converted into or exchanged for a specified number of shares of common stock of the same or a different issuer within a specified period of time and at a specified price or formula. Convertible securities are senior to common stock in a corporation's capital structure, but may be subordinated to non-convertible debt securities. Before conversion, convertible securities ordinarily provide a stable stream of income with yields generally higher than those on common stock, but lower than those on non-convertible debt securities of similar quality. In general, the market value of a convertible security is the higher of its "investment value" (i.e., its value as a fixed-income security) or its "conversion value" (i.e., the value of the underlying shares of common stock if the security is converted). As a fixed-income security, the market value of a convertible security generally increases when interest rates decline and generally decreases when interest rates rise. However, the price of a convertible security also is influenced by the market value of the security's underlying common stock. Thus, the price of a convertible security generally increases as the market value of the underlying stock rises, and generally decreases as the market value of the underlying stock declines. Investments in convertible securities generally entail less risk than investments in the common stock of the same issuer. The Fund does not invest in common stocks and does not intend to exercise conversion rights for any convertible security that it may hold and will sell any common stocks received upon the conversion of convertible securities as promptly as it can and in a manner that it believes will reduce its risk of loss in connection with the sale.

      PREFERRED STOCK. The Fund may also purchase preferred stock, which is a class of capital stock that typically pays dividends at a specified rate. Preferred stock is generally senior to common stock, but subordinate to debt securities, with respect to the payment of dividends and on liquidation of the issuer. In general, the market value of preferred stock is its "investment value," or its value as a fixed-income security. Accordingly, the market value of preferred stock generally increases when interest rates decline and decreases when interest rates rise, but, as with debt securities, is also affected by the issuer's ability to make payments on the preferred stock.

      ZERO COUPON SECURITIES. The Fund may invest in zero coupon securities, which are debt securities that do not entitle the holder to any periodic payment of interest, but instead are issued or sold at a discount from their face value. The amount of the discount varies depending on, among other factors, prevailing interest rates, the liquidity of the security, and the perceived creditworthiness of the issuer. Zero coupon securities may take the form of debt securities that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interests in such stripped debt obligations and coupons. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to a greater degree to changes in interest rates than non-zero coupon securities having similar maturities and credit qualities.

      ILLIQUID INVESTMENTS. The Fund will not knowingly invest more than 15% of the value of its net assets in illiquid investments. Investments currently considered to be illiquid include securities for which market quotations are not readily available; repurchase agreements and time deposits with maturities in excess of seven days; certain mortgage-related securities; securities involved in swap, cap, collar and floor transactions; and certain options traded in the over-the-counter market and securities used to cover such options. The Fund may not be able to sell illiquid securities when Dreyfus considers it desirable to do so or may have to sell such securities at a price lower than the price that could be obtained if they were more liquid. Illiquid securities may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in illiquid securities may have an adverse impact on the Fund's NAV. The Fund may invest in commercial obligations issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended ("Section 4(2) paper"). The Fund may also purchase securities that are not registered under the Securities Act of 1933, as amended, but that can be sold to qualified institutional buyers in accordance with Rule 144A under that Act ("Rule 144A securities"). Liquidity determinations with respect to Section 4(2) paper and Rule 144A securities will be made by the Board of Directors or by Dreyfus pursuant to guidelines established by the Board of Directors. The Board or Dreyfus will consider availability of reliable price information and other relevant information in making such determinations. Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors, such as the Fund, that agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be pursuant to registration or an exemption therefrom. Section 4(2) paper normally is resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. Rule 144A securities generally must be sold to other qualified institutional buyers. If a particular investment in Section 4(2) paper or Rule 144A securities is not determined to be liquid, that investment will be included within the percentage limitation on investment in illiquid securities. The ability to sell Rule 144A securities to qualified institutional buyers is a recent development and it is not possible to predict how this market will mature. Investing in Rule 144A securities could have the effect of increasing the level of Fund illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities from the Fund or other holder.

      Over-the-counter ("OTC") options purchased by the Fund will be considered illiquid for purposes of the Fund's operating policy that provides that it may not invest more than 15% of its net assets in illiquid investments. When the Fund sells OTC options, it will segregate assets or cover its obligations with respect to OTC options written by it. The assets used as cover for OTC options written by the Fund will also be considered illiquid investments for purposes of this limitation unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

      Under current guidelines of the staff of the SEC, IOs and POs are also considered to be illiquid; however, IO and PO classes of fixed-rate mortgage-related securities issued by the U.S. Government or one of its agencies or instrumentalities will not be considered illiquid if Dreyfus determines that they are liquid pursuant to guidelines established by or under the direction of the Company's Board of Directors.

      COMMERCIAL PAPER. To maintain liquidity, or to establish temporary liquidity positions necessary to effect pending investments, the Fund may invest in commercial paper. These instruments are short-term obligations issued by banks and corporations that have maturities ranging from two to 270 days. Each instrument may be backed only by the credit of the issuer or may be backed by some form of credit enhancement, typically in the form of a guarantee by a commercial bank. Commercial paper backed by guarantees of foreign banks may involve additional risk due to the difficulty of obtaining and enforcing judgments against such banks and the generally less restrictive regulations to which such banks are subject. The Fund will only invest in commercial paper of U.S. and foreign companies rated at the time of purchase at least A-1 by Standard & Poor's, Prime-1 by Moody's, F-1 by Fitch Investors Service, LLP, Duff 1 by Phoenix Duff & Phelps, Corp., or A1 by IBCA, Inc.

      To maintain liquidity, or to establish temporary liquidity positions necessary to effect pending investments, Instruments may purchase bankers' acceptances, certificates of deposit, time deposits, and other short-term obligations issued by domestic banks, foreign subsidiaries or foreign branches of domestic banks, domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions.

      BANK INSTRUMENTS. To maintain liquidity, or to establish temporary liquidity positions necessary to effect pending investments, the Fund may purchase bankers' acceptances, certificates of deposit, time deposits, and other short-term obligations issued by domestic banks, foreign subsidiaries or foreign branches of domestic banks, domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. Included among such obligations are Eurodollar certificates of deposit ("ECDs") and Eurodollar time deposits ("ETDs") and Yankee Dollar certificates of deposit ("Yankee CDs"). ECDs are U.S. dollar-denominated certificates of deposit issued by foreign branches of domestic banks. ETDs are U.S. dollar-denominated time deposits in a foreign branch of a U.S. bank or a foreign bank. Yankee CDs are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States. The Fund may also invest in Eurodollar bonds and notes, which are obligations that pay principal and interest in U.S. dollars held in banks outside the United States, primarily in Europe. All of these obligations are subject to somewhat different risks than are the obligations of domestic banks or issuers in the United States. See "Foreign Securities."

      FOREIGN SECURITIES. The Fund may purchase securities of foreign issuers and may invest in obligations of foreign branches of domestic banks and domestic branches of foreign banks. Investment in foreign securities presents certain risks, including those resulting from fluctuations in currency exchange rates, revaluation of currencies, adverse political and economic developments, the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions, reduced availability of public information concerning issuers, and the fact that foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic issuers. Moreover, securities of many foreign issuers may be less liquid and their prices more volatile than those of comparable domestic issuers. In addition, with respect to certain foreign countries, there is the possibility of expropriation, confiscatory taxation and limitations on the use or removal of funds or other assets of the Fund, including withholding of dividends. Foreign securities may be subject to foreign government taxes that would reduce the yield on such securities.

      OTHER INVESTMENT COMPANIES. The Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the Investment Company Act of 1940, as amended ("1940 Act"). As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.

INVESTMENT TECHNIQUES

      In addition to the principal investment strategies discussed in the Fund's Prospectus, the Fund also may engage in the investment techniques described below. The Fund might not use, or may not have the ability to use, any of these strategies and there can be no assurance that any strategy that is used will succeed.

      BORROWING. The Fund is authorized, within specified limits, to borrow money for temporary administrative purposes and to pledge its assets in connection with such borrowings.

      WHEN-ISSUED SECURITIES AND DELAYED DELIVERY TRANSACTIONS. In when-issued transactions, delivery and payment for the securities normally takes place approximately seven to 45 days after the date the buyer commits to purchase them (delivery and payment could take place considerably later in the case of some mortgage related securities). The payment obligation and the interest rate that will be received on securities purchased on a "when-issued" basis are each fixed at the time the buyer enters into the commitment. The Fund will make commitments to purchase such securities only with the intention of actually acquiring the securities, but the Fund may sell these securities or dispose of the commitment before the settlement date if it is deemed advisable as a matter of investment strategy. Cash or marketable high-grade debt securities equal to the amount of the above commitments will be segregated on the Fund's records. For the purpose of determining the adequacy of these securities the segregated securities will be valued at market. If the market value of such securities declines, additional cash or securities will be segregated on the Fund's records on a daily basis so that the market value of the account will equal the amount of such commitments by the Fund.

      Securities purchased on a "when-issued" basis and the securities held by the Fund are subject to changes in market value based upon the public's perception of changes in the level of interest rates. Generally, the value of such securities will fluctuate inversely to changes in interest rates i.e., they will appreciate in value when interest rates decline and decrease in value when interest rates rise. Therefore, if in order to achieve higher interest income the Fund remains substantially fully invested at the same time that it has purchased securities on a "when-issued" basis, there will be a greater possibility of fluctuation in the Fund's NAV.

      When payment for "when-issued" securities is due, the Fund will meet its obligations from then-available cash flow, the sale of segregated securities, the sale of other securities and/or, although it would not normally expect to do so, from the sale of the "when-issued" securities themselves (which may have a market value greater or less than the Fund's payment obligation). The sale of securities to meet such obligations carries with it a greater potential for the realization of capital gains, which are subject to federal income taxes.

      To secure advantageous prices or yields, the Fund may purchase or sell securities for delayed delivery. In such transactions, delivery of the securities occurs beyond the normal settlement periods, but no payment or delivery is made by the Fund prior to the actual delivery or payment by the other party to the transaction. The purchase of securities on a delayed delivery basis involves the risk that the value of the securities purchased will decline prior to the settlement date. The sale of securities for delayed delivery involves the risk that the prices available in the market on the delivery date may be greater than those obtained in the sale transaction. The Fund will establish a segregated account consisting of cash, U.S. Government Securities or other high-grade debt obligations in an amount at least equal at all times to the amounts of its delayed delivery commitments.

      FUTURES, OPTIONS AND OTHER DERIVATIVE INSTRUMENTS. The Fund may purchase and sell various financial instruments ("Derivative Instruments"), such as financial futures contracts (including interest rate, index and foreign currency futures contracts), options (including options on securities, indices, foreign currencies and futures contracts), forward currency contracts, and interest rate and currency swaps, caps, collars and floors. The index Derivative Instruments the Fund may use may be based on indices of U.S. or foreign equity or debt securities. These Derivative Instruments may be used, for example, to preserve a return or spread, to lock in unrealized market value gains or losses, to facilitate or substitute for the sale or purchase of securities, to manage the duration of securities, to alter the exposure of a particular investment or portion of the Fund's portfolio to fluctuations in interest rates or currency rates, to uncap a capped security or to convert a fixed rate security into a variable rate security or a variable rate security into a fixed rate security.

      Hedging strategies can be broadly categorized as "short hedges" and "long hedges." A short hedge is a purchase or sale of a Derivative Instrument intended partially or fully to offset potential declines in the value of one or more investments held in the Fund's portfolio. Thus, in a short hedge the Fund takes a position in a Derivative Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged.

      Conversely, a long hedge is a purchase or sale of a Derivative Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that the Fund intends to acquire. Thus, in a long hedge the Fund takes a position in a Derivative Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged. A long hedge is sometimes referred to as an anticipatory hedge. In an anticipatory hedge transaction, the Fund does not own a corresponding security and, therefore, the transaction does not relate to a security the Fund owns. Rather, it relates to a security that the Fund intends to acquire. If the Fund does not complete the hedge by purchasing the security it anticipated purchasing, the effect on the Fund's portfolio is the same as if the transaction were entered into for speculative purposes.


      Derivative Instruments on securities generally are used to hedge against price movements in one or more particular securities positions that the Fund owns or intends to acquire. Derivative Instruments on indices, in contrast, generally are used to attempt to hedge against price movements in market sectors in which the Fund has invested or expects to invest. Derivative Instruments on debt securities may be used to hedge either individual securities or broad debt market sectors.

      The use of Derivative Instruments is subject to applicable regulations of the Securities and Exchange Commission ("SEC"), the several options and futures exchanges upon which they are traded, the Commodity Futures Trading Commission ("CFTC") and various state regulatory authorities. In addition, the Fund's ability to use Derivative Instruments may be limited by tax considerations. See "Dividends, Other Distributions and Taxes."

      In addition to the instruments, strategies and risks described below and in the Prospectus, Dreyfus expects to discover additional opportunities in connection with other Derivative Instruments. These new opportunities may become available as Dreyfus develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new techniques are developed. Dreyfus may utilize these opportunities to the extent that they are consistent with the Fund's investment objective, and permitted by the Fund's investment policies and applicable regulatory authorities.

      SPECIAL RISKS. The use of Derivative Instruments involves special considerations and risks, certain of which are described below. Risks pertaining to particular Derivative Instruments are described in the sections that follow.

      (1) Successful use of most Derivative Instruments depends upon Dreyfus' ability not only to forecast the direction of price fluctuations of the investment involved in the transaction, but also to predict movements of the overall securities, currency and interest rate markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.

      (2) There might be imperfect correlation, or even no correlation, between price movements of a Derivative Instrument and price movements of the investments being hedged. For example, if the value of a Derivative Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which Derivative Instruments are traded. The effectiveness of hedges using Derivative Instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

      Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match the Fund's current or anticipated investments exactly. The Fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the Fund's other investments.

      Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. The Fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in the Fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

      (3) If successful, the above-discussed strategies can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements. However, such strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements. For example, if the Fund entered into a short hedge because Dreyfus projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the Derivative Instrument. Moreover, if the price of the Derivative Instrument declined by more than the increase in the price of the security, the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not attempted to hedge at all.

      (4) As described below, the Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in Derivative Instruments involving obligations to third parties (I.E., Derivative Instruments other than purchased options). If the Fund were unable to close out its positions in such Derivative Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to close out a position in a Derivative Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("counterparty") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund.

      (5) The purchase and sale of Derivative Instruments could result in a loss if the counterparty to the transaction does not perform as expected and may increase portfolio turnover rates, which results in correspondingly greater commission expenses and transaction costs, and may result in certain tax consequences.

      COVER FOR DERIVATIVE INSTRUMENTS. Transactions using Derivative Instruments may expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, futures, options, currencies or forward contracts or (2) cash and short-term liquid debt securities with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. The Fund will comply with SEC guidelines regarding cover for Derivative Instruments and will, if the guidelines so require, set aside cash, U.S. Government securities or other liquid, high-grade debt securities in a segregated account with its custodian in the prescribed amount.

      Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Derivative Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the Fund's assets to cover or segregated accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

      OPTIONS. A call option gives the purchaser the right to buy, and obligates the writer to sell, the underlying investment at the agreed upon exercise price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy, the underlying investment at the agreed upon exercise price during the option period. A purchaser of an option pays an amount, known as the premium, to the option writer in exchange for rights under the option contract.

      Options on indices are similar to options on securities or currencies except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or currencies.

      The purchase of call options can serve as a long hedge, and the purchase of put options can serve as a short hedge. Writing put or call options can enable the Fund to enhance income or yield by reason of the premiums paid by the purchasers of such options. However, if the market price of the security or other instrument underlying a put option declines to less than the exercise price on the option, minus the premium received, the Fund would expect to suffer a loss.

      Writing call options can also serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the investment appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Fund will be obligated to sell the investment at less than its market value.

      Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the investment depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to purchase the investment at more than its market value.

      The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the historical price volatility of the underlying investment and general market conditions. Options that expire unexercised have no value and the Fund would experience losses to the extent of premiums paid for them.

      The Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

      The Fund may purchase and sell both exchange-traded and OTC options. Exchange-traded options in the United States are issued by a clearing organization that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between the Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction. The Fund will enter into only those option contracts that are listed on a national securities or commodities exchange or traded in the OTC market for which there appears to be a liquid secondary market. The Fund will not purchase put or call options that are traded on a national exchange in an amount exceeding 5% of its net assets.

      The Fund will not purchase or write OTC options if, as a result of such transaction, the sum of (i) the market value of outstanding OTC options purchased by the Fund, (ii) the market value of the underlying securities covered by outstanding OTC call options written by the Fund, and (iii) the market value of all other assets of the Fund that are illiquid or are not otherwise readily marketable, would exceed 15% of the net assets of the Fund, taken at market value. However, if an OTC option is sold by the Fund to a primary U.S. Government securities dealer recognized by the Federal Reserve Bank of New York and the Fund has the unconditional contractual right to repurchase such OTC option from the dealer at a predetermined price, then the Fund will treat as illiquid such amount of the underlying securities as is equal to the repurchase price less the amount by which the option is "in-the-money" (the difference between the current market value of the underlying securities and the option's strike price). The repurchase price with primary dealers is typically a formula price that is generally based on a multiple of the premium received for the option plus the amount by which the option is "in-the-money."

      Generally, the OTC debt and foreign currency options used by the Fund are European style options. This means that the option is only exercisable immediately prior to its expiration. This is in contrast to American style options, which are exercisable at any time prior to the expiration date of the option.

      The Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. Although the Fund will enter into OTC options only with major dealers in unlisted options, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, the Fund might be unable to close out an OTC option position at any time prior to its expiration.

      If the Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

      The Fund may write only covered call options on securities. A call option is covered if the Fund owns the underlying security or a call option on the same security with a lower strike price.

      FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. When the Fund purchases a futures contract, it incurs an obligation to take delivery of a specified amount of the obligation underlying the futures contract at a specified time in the future for a specified price. When the Fund sells a futures contract, it incurs an obligation to deliver a specified amount of the obligation underlying the futures contract at a specified time in the future for an agreed upon price. With respect to index futures, no physical transfer of the securities underlying the index is made. Rather, the parties settle by exchanging in cash an amount based on the difference between the contract price and the closing value of the index on the settlement date.

      When the Fund writes an option on a futures contract, it becomes obligated, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time during the term of the option. If the Fund writes a call, it assumes a short futures position. If the Fund writes a put, it assumes a long futures position. When the Fund purchases an option on a futures contract, it acquires the right, in return for the premium it pays, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put).

      The purchase of futures or call options on futures can serve as a long hedge, and the sale of futures or the purchase of put options on futures can serve as a short hedge. Writing call options on futures contracts can serve as a limited short hedge, using a strategy similar to that used for writing call options on securities or indices. Similarly, writing put options on futures contracts can serve as a limited long hedge.

      Futures strategies also can be used to manage the average duration of the Fund's fixed income portfolio. If Dreyfus wishes to shorten the average duration of the Fund's fixed income portfolio, the Fund may sell an interest rate futures contract or a call option thereon, or purchase a put option on that futures contract. If Dreyfus wishes to lengthen the average duration of the Fund's fixed income portfolio, the Fund may buy an interest rate futures contact or a call option thereon, or sell a put option thereon.

      No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract the Fund is required to deposit "initial margin" consisting of cash or U.S. Government securities in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Fund may be required by an exchange to increase the level of its initial margin payment.

      Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking-to-market." Variation margin does not involve borrowing, but rather represents a daily settlement of the Fund's obligations to or from a futures broker. When the Fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when the Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

      Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. Although the Fund intends to enter into futures and options on futures only on exchanges or boards of trade where there appears to be a liquid secondary market, there can be no assurance that such a market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

      Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

      If the Fund were unable to liquidate a futures or options on futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

      To the extent that the Fund enters into futures contracts, options on futures contracts, or options on foreign currencies traded on an exchange regulated by the CFTC, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money" at the time of purchase) will not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. This policy does not limit to 5%, the percentage of the Fund's assets that are at risk in futures contracts and options on futures contracts.

      FOREIGN CURRENCY STRATEGIES - SPECIAL CONSIDERATIONS. The Fund may use Derivative Instruments on foreign currencies to hedge against movements in the values of the foreign currencies in which the Fund's securities are denominated. Such currency hedges can protect against price movements in a security that the Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

      The Fund might seek to hedge against changes in the value of particular currency when no Derivative Instruments on that currency are available or such Derivative Instruments are more expensive than certain other Derivative Instruments. In such cases, the Fund may hedge against price movements in that currency by entering into transactions using Derivative Instruments on another currency or a basket of currencies, the values of which Dreyfus believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the Derivative Instrument will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

      The value of Derivative Instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of foreign currency Derivative Instruments, the Fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

      There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market.

      Settlement of transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, the Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

      FORWARD CONTRACTS. The Fund may engage in currency exchange transactions on a spot or forward basis and may hold foreign currency deposits. (See "ECDs, ETDs and Yankee CDs".) The Fund may exchange foreign currency on a spot basis at the spot rate then prevailing for purchasing or selling foreign currencies in the foreign exchange market.

      The Fund may also enter into forward foreign currency exchange contracts ("forward contracts"). Forward contracts are contracts to purchase or sell a currency at a future date. The two parties to the contract set the number of days and the price. Forward contracts are used as a hedge against future movements in foreign exchange rates with respect to either specific transactions or portfolio positions. The Fund may enter into forward contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or other foreign currency.

      Forward contracts may serve as long hedges -- for example, the Fund may purchase a forward contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the Fund intends to acquire. Forward contracts may also serve as short hedges -- for example, the Fund may sell a forward contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security denominated in a foreign currency or from anticipated dividend or interest payments denominated in a foreign currency. Dreyfus may seek to hedge against changes in the value of a particular currency by using forward contracts on another foreign currency or basket of currencies, the value of which Dreyfus believes will bear a positive correlation to the value of the currency being hedged.

      The cost to the Fund of engaging in forward contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into a principal basis, no fees or commissions are involved. When the Fund enters into a forward contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of any expected benefit of the transaction.

      Buyers and sellers of forward contracts can enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Secondary markets generally do not exist for forward contracts, with the result that closing transactions generally can be made for forward contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that the Fund will in fact be able to close out a forward contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, the Fund might be unable to close out a forward contract at any time prior to maturity. In either event, the Fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in the securities or currencies that are the subject of the hedge or to maintain cash or securities in a segregated account.

      The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities measured in the foreign currency will change after the forward contract has been established. Thus, the Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

      Forward currency contracts may substantially change the Fund's investment exposure to changes in currency exchange rates and could result in losses if currencies do not perform as Dreyfus anticipates. There is no assurance that Dreyfus' use of forward currency contracts will be advantageous to the Fund or that it will hedge at an appropriate time.

      SWAPS, CAPS, COLLARS AND FLOORS. Swap agreements, including interest rate and currency swaps, caps, collars and floors, may be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Swaps involve two parties exchanging a series of cash flows at specified intervals. In the case of an interest rate swap, the parties exchange interest payments based on an agreed upon principal amount (referred to as the "notional principal amount"). Under the most basic scenario, Party A would pay a fixed rate on the notional principal amount to Party B, which would pay a floating rate on the same notional principal amount to Party A. Depending on their structure, swap agreements may increase or decrease the Fund's exposure to long or short-term interest rates (in the U.S. or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors. Swap agreements can take many different forms and are known by a variety of names.

      In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

      The Fund will set aside cash or appropriate liquid assets to cover its current obligations under swap transactions. If the Fund enters into a swap agreement on a net basis (that is, the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments), the Fund will maintain cash or liquid assets with a daily value at least equal to the excess, if any, of the Fund's accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If the Fund enters into a swap agreement on other than a net basis or writes a cap, collar or floor, it will maintain cash or liquid assets with a value equal to the full amount of the Fund's accrued obligations under the agreement.

      The most important factor in the performance of swap agreements is the change in the specific interest rate, currency or other factor(s) that determine the amounts of payments due to and from the Fund. If a swap agreement calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declines, the value of a swap agreement would likely decline, potentially resulting in losses.

      The Fund will enter into swaps, caps, collars and floors only with banks and recognized securities dealers believed by Dreyfus to present minimal credit risks in accordance with guidelines established by the Board. If there is a default by the other party to such a transaction, the Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreement relating to the transaction.

      The Fund understands that it is the position of the staff of the SEC that assets involved in swap transactions are illiquid and, therefore, are subject to the limitations on illiquid investments. See "Illiquid Investments."

      MORTGAGE DOLLAR ROLLS. The Fund may enter into mortgage "dollar rolls" in which the Fund sells mortgage-related securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date. The mortgage-related securities that are purchased will be of the same type and will have the same interest rate as those securities sold, but generally will be supported by different pools of mortgages with different prepayment histories than those sold. The Fund forgoes principal and interest paid during the roll period on the securities sold in a dollar roll, but the Fund is compensated by the difference between the current sales price and the lower price of the future purchase, as well as by any interest earned on the proceeds of the securities sold. The Fund could be compensated also through the receipt of fee income equivalent to a lower forward price. The dollar rolls entered into by the Fund normally will be "covered." A covered roll is a specific type of dollar roll for which there is an offsetting cash position or a cash equivalent security position that matures on or before the forward settlement date of the related dollar roll transaction. Covered rolls are not treated as a borrowing or other senior security and will be excluded from the calculation of the Fund's borrowings and other senior securities.

      CERTAIN INVESTMENTS. From time to time, to the extent consistent with its investment objective, policies and restrictions, the Fund may invest in securities of companies with which Mellon Bank, N.A. ("Mellon Bank"), an affiliate of Dreyfus, has a lending relationship.

      MASTER/FEEDER OPTION. The Company may in the future seek to achieve the Fund's investment objective by investing all of the Fund's net investable assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to the Fund. Shareholders of the Fund will be given at least 30 days' prior notice of any such investment. Such investment would be made only if the Company's Board of Directors determines it to be in the best interest of the Fund and its shareholders. In making that determination, the Company's Board of Directors will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiency. Although the Fund believes that the Company's Board of Directors will not approve an arrangement that is likely to result in higher costs, no assurance is given that costs will be materially reduced if this option is implemented.

INVESTMENT RESTRICTIONS

      FUNDAMENTAL. The following limitations have been adopted by the Fund. The Fund may not change any of these fundamental investment limitations without the consent of: (a) 67% or more of the shares present at a meeting of shareholders duly called if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (b) more than 50% of the outstanding shares of the Fund, whichever is less. The Fund may not:

      1. Purchase any securities which would cause more than 25% of the value of the Fund's total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal activities in the same industry. (For purposes of this limitation, U.S. Government securities, and state or municipal governments and their political subdivisions are not considered members of any industry.)

      2. Borrow money or issue senior securities as defined in the 1940 Act except that (a) the Fund may borrow money in an amount not exceeding one-third of the Fund's total assets at the time of such borrowings, and (b) the Fund may issue multiple classes of shares. The purchase or sale of futures contracts, options, forward contracts, swaps, caps, collars and floors shall not be considered to involve the borrowing of money or issuance of senior securities.

      3. Purchase with respect to 75% of the Fund's total assets securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

      4. Make loans or lend securities, if as a result thereof more than one-third of the Fund's total assets would be subject to all such loans. For purposes of this limitation debt instruments, swaps, caps, collars, floors, and repurchase agreements shall not be treated as loans.

      5. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate, including mortgage loans, or securities of companies that engage in real estate business or invest or deal in real estate or interests therein).

      6. Underwrite securities issued by any other person, except to the extent that the purchase of securities and later disposition of such securities in accordance with the Fund's investment program may be deemed an underwriting.

      7. Purchase or sell commodities except that the Fund may purchase and sell foreign currency, futures contracts, options, forward currency contracts, swaps, caps, collars and floors, and other similar instruments.

      NONFUNDAMENTAL The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its investable assets in securities of a single open-end management investment company with substantially the same investment objective, policies and limitations as the Fund.

      The Fund has adopted the following additional non-fundamental restrictions. These non-fundamental restrictions may be changed without shareholder approval, in compliance with applicable law and regulatory policy.

      1. The Fund shall not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amounts to the securities sold short, and provided that transactions in futures contracts, options, forward contracts, swaps, caps, collars, floors, and other similar financial instruments are not deemed to constitute selling short.

      2. The Fund shall not purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts, options, forward contracts, swaps, caps, collars, floors, and other similar financial instruments shall not constitute purchasing securities on margin.

      3. The Fund shall not purchase oil, gas or mineral leases.

      4. The Fund will not purchase or retain the securities of any issuer if the officers, Directors of the Fund, its advisers, or managers, owning beneficially more than one half of 1% of the securities of such issuer, together own beneficially more than 5% of such securities.

      5. The Fund will not purchase securities of issuers (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof), including their predecessors, that have been in operation for less than three years, if by reason thereof, the value of the Fund's investment in securities would exceed 5% of the Fund's total assets. For purposes of this limitation, sponsors, general partners, guarantors and originators of underlying assets may be treated as the issuer of a security.

      6. The Fund will not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements with remaining maturities in excess of seven days, time deposits with maturities in excess of seven days and other securities which are not readily marketable. For purposes of this limitation, illiquid securities shall not include interest only (IO) and principal only (PO) classes of fixed rate mortgage related securities issued by the U.S. Government or one of its agencies or instrumentalities; provided, that the Board of Directors, or its delegate, determines that such securities are liquid pursuant to guidelines established by or under the direction of the Board of Directors. Also, for purposes of this limitation, illiquid securities shall not include Section 4(2) paper or securities that may be resold under Rule 144A under the Securities Act of 1933; provided that the Board of Directors, or its delegate, determines that such securities are liquid based upon the trading markets for the specific security.

      7. The Fund may not invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets and except to the extent otherwise permitted by the 1940 Act.

      8. The Fund shall not purchase any security while borrowings representing more than 5% of the Fund's total assets are outstanding.

      9. The Fund will not purchase warrants if at the time of such purchase:
(a) more than 5% of the value of the Fund's assets would be invested in warrants, or (b) more than 2% of the value of the Fund's assets would be invested in warrants that are not listed on the New York or American Stock Exchange (for purposes of this limitation, warrants acquired by the Fund in units or attached to securities will be deemed to have no value).

      10. The Fund will not purchase puts, calls, straddles, spreads and any combination thereof if, as a result of such purchase, the value of its aggregate investment in such securities will exceed 5% of its total assets except that:
(a) this limitation shall not apply to standby commitments, and (b) this limitation shall not apply to the Fund's transactions in futures contracts and options on futures contracts.

      To the extent that the Fund enters into futures contracts, options on futures contracts, or options on foreign currencies traded on an exchange regulated by the CFTC, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money" at the time of purchase) will not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. This policy does not limit to 5% the percentage of the Fund's assets that are at risk in futures contracts and options on futures contracts.

      If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in such percentage resulting from a change in the values of assets will not constitute a violation of such restriction, except as otherwise required by the 1940 Act.

      If the Fund's investment objective, policies, restrictions, practices or procedures change, shareholders should consider whether the Fund remains an appropriate investment in light of the shareholder's then-current position and needs.


                             MANAGEMENT OF THE FUND

FEDERAL LAW AFFECTING MELLON BANK

      The Glass-Steagall Act of 1933 prohibits national banks from engaging in the business of underwriting, selling or distributing securities and prohibits a member bank of the Federal Reserve System from having certain affiliations with an entity engaged principally in that business. The activities of Mellon Bank in informing its customers of, and performing, investment and redemption services in connection with the Fund, and in providing services to the Fund as custodian, as well as Dreyfus' investment advisory activities, may raise issues under these provisions. Mellon Bank has been advised by counsel that the activities contemplated under these arrangements are consistent with its statutory and regulatory obligations.

      Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of such future statutes and regulations, could prevent Mellon Bank or Dreyfus from continuing to perform all or a part of the above services for its customers and/or the Fund. If Mellon Bank or Dreyfus were prohibited from serving the Fund in any of its present capacities, the Board of Directors would seek an alternative provider(s) of such services.

DIRECTORS AND OFFICERS

      The Company's Board is responsible for the management and supervision of the Fund. The Board approves all significant agreements between the Company, on behalf of the Fund, and those companies that furnish services to the Fund. These companies are as follows:

      The Dreyfus Corporation...............................Investment Adviser
      Premier Mutual Fund Services, Inc..... Sub-Administrator and Distributor
      Dreyfus Transfer, Inc.....................................Transfer Agent
      Mellon Bank.......................................Custodian for the Fund

      The Company has a Board composed of nine Directors. The following lists the Directors and officers and their positions with the Company and their present and principal occupations during the past five years. Each Director who is an "interested person" of the Company (as defined in the 1940 Act) is indicated by an asterisk(*). Each of the Directors also serves as a Trustee of The Dreyfus/Laurel Funds Trust and The Dreyfus/Laurel Tax-Free Municipal Funds (collectively, with the Company, the "Dreyfus/Laurel Funds") and the Dreyfus High Yield Strategies Fund.

DIRECTORS OF THE COMPANY

o+JOSEPH S. DIMARTINO, Chairman of the Board of the Company. Since January 1995,
      Mr. DiMartino has served as Chairman of the Board for various funds in the Dreyfus Family of Funds. He is also a Director of The Noel Group, Inc., a venture capital company (for which from February 1995 until November 1997, he was Chairman of the Board), The Muscular Dystrophy Association, HealthPlan Services Corporation, a provider of marketing, administrative and risk management services to health and other benefit programs, Carlyle Industries, Inc. (formerly Belding Heminway Company, ) a button packager and distributor; Century Business Services, Inc. (formerly, International Alliance Services, Inc.), a provider of various outservicing functions for small and medium sized companies, and Career Blazers, Inc (formerly Staffing Resources) a temporary placement agency, Mr. DiMartino is also a Board member of 152 other funds in the Dreyfus Family of Funds. For more than five years prior to January 1995, he was President, a director and, until August 24, 1994, Chief Operating Officer of Dreyfus and Executive Vice President and a director of Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus. From August 1994 to December 31, 1994, he was a director of Mellon Bank Corporation. Age: 55 years old. Address:
      200 Park Avenue, New York, New York 10166.

o+JAMES M.  FITZGIBBONS.  Director  of  the  Company;  Director,  Lumber  Mutual
      Insurance  Company;  Director,  Barrett   Resources,  Inc.  Age: 64  years
      old.  Address:  40 Norfolk Road, Brookline, Massachusetts 02167.

o*J. TOMLINSON FORT. Director of the Company; Partner, Reed, Smith, Shaw & McClay (law firm). Age: 70 years old. Address: 204 Woodcock Drive, Pittsburgh, Pennsylvania 15215.

o+ARTHUR  L.  GOESCHEL.   Director  of  the  Company;  Director,  Calgon  Carbon
      Corporation; Director, Cerex Corporation; former Chairman of the Board and Director, Rexene Corporation. Age: 77 years old. Address: Way Hallow Road and Woodland Road, Sewickley, Pennsylvania 15143.

o+KENNETH A.  HIMMEL.  Director  of the  Company;  former  Director,  The Boston
      Company, Inc. ("TBC") and Boston Safe Deposit and Trust Company; President and Chief Executive Officer, Himmel & Co., Inc.; Vice Chairman, Sutton Place Gourmet, Inc.; Managing Partner, Franklin Federal Partners. Age: 52 years old. Address: 625 Madison Avenue, New York, New York 10022.

o+STEPHEN  J.  LOCKWOOD.  Director  of  the  Company;  President  and  CEO,  LDG
      Management Company Inc.; CEO, LDG Reinsurance Underwriters, SRRF Management Inc. and Medical Reinsurance Underwriters Inc. Age: 51 years old. Address: 401 Edgewater Place, Wakefield, Massachusetts 01880.

o+JOHNJ. SCIULLO.  Director of the Company;  Dean Emeritus and Professor of Law,
      Duquesne University Law School; Director, Urban Redevelopment Authority of Pittsburgh; Member of Advisory Committee, Decedents Estates Laws of Pennsylvania. Age: 67 years old. Address: 321 Gross Street, Pittsburgh, Pennsylvania 15224.

o+ROSLYN M. WATSON. Director of the Company;  Principal,  Watson Ventures, Inc.;
      Director,  American  Express  Centurion  Bank;  Director,  Harvard/Pilgrim
      Community Health Plan, Inc.; Director, Massachusetts Electric Company; Director, the Hyams Foundation, Inc. Age: 49 years old. Address: 25 Braddock Park, Boston, Massachusetts 02116-5816.

o+BENAREE  PRATT  WILEY.  Director  of the  Company;  President  and  CEO of The
      Partnership, an organization dedicated to increasing the representation of African Americans in positions of leadership, influence and decision-making in Boston, MA; Trustee, Boston College; Trustee, WGBH Educational Foundation; Trustee, Children's Hospital; Director, The Greater Boston Chamber of Commerce; Director, The First Albany Companies, Inc.; from April 1995 to March 1998, Director, TBC, an affiliate of Dreyfus. Age: 52 years old. Address: 334 Boylston Street, Suite 400, Boston, Massachusetts.

___________________

*     "Interested person" of the Company, as defined in the 1940 Act.
o     Member of the Audit Committee.
+     Member of the Nominating Committee.

OFFICERS OF THE COMPANY

#MARGARET W. CHAMBERS.  Vice President and Secretary of the Company. Senior Vice
      President and General Counsel of Funds Distributor, Inc. From August 1996 to March 1998, she was Vice President and Assistant General Counsel for Loomis, Sayles & Company, L.P. From January 1986 to July 1996, she was an associate with the law firm of Ropes & Gray. Age: 39 years old.

#MARIE E. CONNOLLY.  President  and Treasurer of the Company.  President,  Chief
      Executive Officer, Chief Compliance Officer and a director of the Distributor and Funds Distributor, Inc., the ultimate parent of which is Boston Institutional Group, Inc. Age: 41 years old.

#DOUGLAS C.  CONROY.  Vice  President  and  Assistant  Secretary of the Company.
      Assistant Vice President of Funds Distributor, Inc. From April 1993 to January 1995, he was a Senior Fund Accountant for Investors Bank & Trust Company. Age: 29 years old.

#CHRISTOPHER J. KELLEY.  Vice President and Assistant  Secretary of the Company.
      Vice President and Senior Associate General Counsel of Funds Distributor, Inc. From April 1994 to July 1996, Mr. Kelley was Assistant Counsel at Forum Financial Group. From October 1992 to March 1994, Mr. Kelley was employed by Putnam Investments in legal and compliance capacities. Age: 34 years old.

#KATHLEEN K. MORRISEY.  Vice  President and Assistant  Secretary of the Company.
      Manager of Treasury Services Administration of Funds Distributor, Inc. From July 1994 to November 1995, she was a Fund Accountant for Investors Bank & Trust Company. Age: 26 years old.

#MARY A. NELSON.  Vice  President and Assistant  Treasurer of the Company.  Vice
      President of the Distributor and Funds Distributor, Inc. From September 1989 to July 1994, she was an Assistant Vice President and Client Manager for TBC. Age: 34 years old.

#MICHAEL S.  PETRUCELLI.  Vice  President,  Assistant  Treasurer  and  Assistant
      Secretary of the Company. Senior Vice President and director of Strategic Client Initiatives of Funds Distributor, Inc. From December 1989 through November, 1996, he was employed by GE Investment Services where he held various financial, business development and compliance positions. He also served as Treasurer of the GE Funds and as Director of GE Investment Services. Age: 37 years old.

#STEPHANIE PIERCE. Vice President, Assistant Treasurer and Assistant Secretary of the Company. Vice President and Client Development Manager of Funds Distributor, Inc. From April 1997 to March 1998, she was employed as a Relationship Manager with Citibank, N.A. From August 1995 to April 1997, she was an Assistant Vice President with Hudson Valley Bank, and from September 1990 to August 1995, she was a Second Vice President with Chase Manhattan Bank. Age: 30 years old.

#GEORGE A. RIO. Vice President and Assistant Treasurer of the Company. Executive
      Vice President and Client Service Director of Funds Distributor, Inc. From June 1995 to March 1998, he was Senior Vice President and Senior Key Account Manager for Putnam Mutual Funds. From May 1994 to June 1995, he was Director of Business Development for First Data Corporation. From September 1983 to May 1994, he was Senior Vice President and Manager of Client Services and Director of Internal Audit at TBC. Age: 44 years old.

#JOSEPH F. TOWER,  III. Vice  President and Assistant  Treasurer of the Company.
      Senior Vice President, Treasurer, Chief Financial Officer and a Director of the Distributor and Funds Distributor, Inc. From 1988 to August 1994, he was employed by TBC where he held various management positions in the Corporate Finance and Treasury areas. Age: 37 years old.

#ELBA VASQUEZ. Vice President and Assistant Secretary of the Company.  Assistant
      Vice President of Funds Distributor, Inc. From March 1990 to May 1996, she was employed by U.S. Trust Company of New York, where she held various sales and marketing positions. Age: 37 years old.

___________________________
# Officer also serves as an officer for other investment companies advised by Dreyfus, including The Dreyfus/Laurel Funds Trust and The Dreyfus/Laurel Tax-Free Municipal Funds.

      The address of each officer of the Company is 200 Park Avenue, New York, New York 10166.

      No officer or employee of the Distributor (or of any parent, subsidiary or affiliate thereof) receives any compensation from the Company for serving as an officer or Director of the Company. In addition, no officer or employee of Dreyfus (or of any parent, subsidiary or affiliate thereof) serves as an officer or Director of the Company. Effective July 1, 1998, the Dreyfus/Laurel Funds pay each Director/Trustee who is not an "interested person" of the Company (as defined in the 1940 Act) $40,000 per annum, plus $5,000 per joint Dreyfus/Laurel Funds Board meeting attended, $2,000 for separate committee meetings attended which are not held in conjunction with a regularly scheduled Board meeting and $500 for Board meetings and separate committee meetings attended that are conducted by telephone. The Dreyfus/Laurel Funds also reimburse each Director/Trustee who is not an "interested person" of the Company (as defined in the 1940 Act) for travel and out-of-pocket expenses. The Chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts). In the event that there is a joint committee meeting of the Dreyfus/Laurel Funds and the Dreyfus High Yield Strategies Fund, the $2,000 fee will be allocated between the Dreyfus/Laurel Funds and the Dreyfus High Yield Strategies Fund. The compensation structure described in this paragraph is referred to hereinafter as the "Current Compensation Structure."

      In addition, the Company currently has three Emeritus Board members who are entitled to receive an annual retainer and a per meeting fee of one-half the amount paid to them as Board members pursuant to the Current Compensation Structure.

      Prior to July 1, 1998, the Dreyfus/Laurel Funds paid each Director/Trustee who was not an "interested person" of the Company (as defined in the 1940 Act) $27,000 per annum (and an additional $25,000 for the Chairman of the Board of Directors/Trustees of the Dreyfus/Laurel Funds) and $1,000 per joint Dreyfus/Laurel Funds Board meeting attended, plus $750 per joint Dreyfus/Laurel Funds Audit Committee meeting attended, and reimbursed each such Director/Trustee for travel and out-of-pocket expenses (the "Former Compensation Structure").

      The aggregate amount of fees and expenses received by each current Director from the Company for the fiscal year ended October 31, 1998, and from all other funds in the Dreyfus Family of Funds for which such person is a Board member for the year ended December 31, 1998, pursuant to the Former Compensation Structure for the period from November 1, 1997 through June 30, 1998 and the Current Compensation Structure for the period from July 1, 1998 through October 31, 1998, were as follows:

                                                        Total Compensation
                              Aggregate                 From the Company
Name of Board                 Compensation              and Fund Complex
Member                        From the Company#         Paid to Board Member****
-------------                 -----------------         ------------------------

Joseph S. DiMartino*

James M. Fitzgibbons

J. Tomlinson Fort**           none                          none

Arthur L. Goeschel

Kenneth A. Himmel

Stephen J. Lockwood

John J. Sciullo

Roslyn M. Watson

Benaree Pratt Wiley***

_________________________
# Amounts required to be paid by the Company directly to the non-interested Directors, that would be applied to offset a portion of the management fee payable to Dreyfus, are in fact paid directly by Dreyfus to the non-interested Directors. Amount does not include reimbursed expenses for attending Board meetings, which amounted to $[ ] for the Company.
* Mr. DiMartino became Chairman of the Board of the Dreyfus/Laurel Funds on January 1, 1999.

** J. Tomlinson Fort is paid directly by Dreyfus for serving as a Board member of the Company and the funds in the Dreyfus/Laurel Funds and separately by the Dreyfus High Yield Strategies Fund. For the fiscal year ended October 31, 1998, the aggregate amount of fees and expenses received by J. Tomlinson Fort from Dreyfus for serving as a Board member of the Company was ______________________. For the year ended December 31, 1998, the aggregate amount of fees and expenses received by Mr. Fort for serving as a Board member of all funds in the Dreyfus/Laurel Funds (including the Company) and Dreyfus High Yield Strategies Fund (for which payment is made directly by the fund) was ______________________. In addition, Dreyfus reimbursed Mr. Fort a total of $__________________ for expenses attributable to the Company's Board meetings which is not included in the $__________________ amount in note # above.
*** Payments to Ms.  Wiley were for the period from April 23, 1998 (the date she was elected as a Board member) through October 31, 1998.
****The Dreyfus Family of Funds consists of ___ mutual funds.

      The officers and Directors of the Company as a group owned beneficially less than 1% of the total shares of the Fund outstanding as of November __, 1998.

      PRINCIPAL   SHAREHOLDERS.   As  of  January  31,   1999,   the   following
shareholder(s) owned of record 5% or more of Investor and Restricted shares of the Fund: _________.


                             MANAGEMENT ARRANGEMENTS

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTIONS IN THE FUND'S PROSPECTUS ENTITLED "EXPENSES" AND "Management."

      Dreyfus is a wholly-owned subsidiary of Mellon Bank Corporation ("Mellon"). Mellon is a publicly owned multibank holding company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets. Mellon is among the 25 largest bank holding companies in the United States based on total assets.

      MANAGEMENT AGREEMENT. Dreyfus serves as the investment manager for the Fund pursuant to an Investment Management Agreement with the Company dated April 4, 1994 (the "Management Agreement"), transferred to Dreyfus as of October 17, 1994, subject to the overall authority of the Company's Board of Directors in accordance with Maryland law. Pursuant to the Management Agreement, Dreyfus provides, or arranges for one or more third parties to provide, investment advisory, administrative, custody, fund accounting and transfer agency services to the Fund. As investment manager, Dreyfus manages the Fund by making investment decisions based on the Fund's investment objective, policies and restrictions. The Management Agreement is subject to review and approval at least annually by the Board of Directors.

      The Management Agreement will continue from year to year provided that a majority of the Directors who are not "interested persons" of the Company and either a majority of all Directors or a majority (as defined in the 1940 Act) of the shareholders of the Fund approve its continuance. The Management Agreement was last approved by the Board of Directors on _____________, 1999 to continue until _____________, 2000. The Company may terminate the Management Agreement upon the vote of a majority of the Board of Directors or upon the vote of a majority of the Fund's outstanding voting securities on 60 days' written notice to Dreyfus. Dreyfus may terminate the Management Agreement upon 60 days' written notice to the Company. The Management Agreement will terminate immediately and automatically upon its assignment.

      The following persons are officers and/or directors of Dreyfus: W. Keith Smith, Chairman of the Board; Christopher M. Condron, President, Chief Executive Officer, Chief Operating Officer and a director; Stephen E. Canter, Vice Chairman, Chief Investment Officer and a director; Lawrence S. Kash, Vice Chairman-Distribution and a director; Ronald P. O'Hanley III, Vice Chairman; J. David Officer, Vice Chairman and a director; William T. Sandalls, Jr., Executive Vice President; Mark N. Jacobs, Vice President, General Counsel and Secretary; Patrice M. Kozlowski, Vice President-Corporate Communications; Mary Beth Leibig, Vice President-Human Resources; Andrew S. Wasser, Vice-President-Information Systems; Theodore A. Schachar, Vice President; Wendy Strutt, Vice President; Richard Terres, Vice President; William H. Maresca, Controller; James Bitetto, Assistant Secretary; Steven F. Newman, Assistant Secretary; and Mandell L. Berman, Burton C. Borgelt, Frank V. Cahouet and Richard F. Syron, directors.

      EXPENSES. Under the Management Agreement, the Fund has agreed to pay Dreyfus a monthly fee at the annual rate of 0.55% of the value of the Fund's average daily net assets. Dreyfus pays all of the Fund's expenses, except brokerage fees, taxes, interest, fees and expenses of the non-interested directors (including counsel fees), Rule 12b-1 fees (if applicable) and extraordinary expenses. Although Dreyfus does not pay for the fees and expenses of the non-interested Directors (including counsel fees), Dreyfus is contractually required to reduce its investment management fee by an amount equal to the Fund's allocable share of such fees and expenses. From time to time, Dreyfus may voluntarily waive a portion of the investment management fees payable by the Fund, which would have the effect of lowering the expense ratio of the Fund and increasing return to investors. Expenses attributable to the Fund are charged against the Fund's assets; other expenses of the Company are allocated among its funds on the basis determined by the Board, including, but not limited to, proportionately in relation to the net assets of each fund.

      For the last three years, the Fund had the following expenses:

                                    For the Fiscal  Year  Ended  October 31,
                                    1998            1997         1996
                                    ----            ----         ----

Management fees                     $____           $426,110     $169,710

      THE DISTRIBUTOR. Premier Mutual Fund Services, Inc. (the "Distributor"), located at 60 State Street, Boston, Massachusetts 02109, serves as the Fund's distributor on a best efforts basis pursuant to an agreement which is renewable annually. Dreyfus may pay the Distributor for shareholder services from Dreyfus' own assets, including past profits but not including the management fee paid by the Fund. The Distributor may use part or all of such payments to pay certain banks, securities brokers or dealers and other financial institutions ("Agents") for these services. The Distributor also acts as sub-administrator for the Fund and as distributor for the other funds in the Dreyfus Family of Funds and for certain other investment companies.

                               PURCHASE OF SHARES

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTIONS IN THE FUND'S PROSPECTUS ENTITLED "ACCOUNT POLICIES," "SERVICES FOR FUND INVESTORS," "INSTRUCTIONS FOR REGULAR ACCOUNTS," AND "INSTRUCTIONS FOR IRAS."

      GENERAL. The Fund offers Investor shares and Restricted shares. (Investor and Restricted shares of the Fund were formerly called Institutional and Retail shares, respectively.) Investor shares and Restricted shares are identical, except as to the services offered to and the expenses borne by each Class. Investor shares are offered to any investor. Restricted shares are sold primarily to bank trust departments and other financial service providers acting on behalf of customers having a qualified trust or investment account or relationship at such institution, or to customers who have received and hold shares of the Fund, distributed to them by virtue of such an account or relationship. Unless the Fund is otherwise instructed, new purchases by existing shareholders are in the same class of shares that the shareholder then holds. The Fund reserves the right to reject any purchase order. You may be charged a fee if you effect transactions in Fund shares through an Agent.

      The minimum initial investment is $2,500, or $1,000 if you are a client of an Agent that maintains an omnibus account in the Fund and has made an aggregate minimum initial purchase for its customers of $2,500. Subsequent investments must be at least $100. The minimum initial investment is $750 for Dreyfus-sponsored Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, SEP-IRAs and rollover IRAs) and 403(b)(7) Plans with only one participant and $500 for Dreyfus-sponsored Education IRAs, with no minimum on subsequent purchases. The initial investment must be accompanied by the Fund's Account Application. For full-time or part-time employees of Dreyfus or any of its affiliates or subsidiaries, directors of Dreyfus, Board members of a fund advised by Dreyfus including members of the company's Board, or the spouse or minor child of any of the foregoing, the minimum initial investment for Investor shares is $1,000. For full-time or part-time employees of Dreyfus or any of its affiliates or subsidiaries who elect to have a portion of their pay directly deposited into their Fund account, the minimum initial investment for Investor shares is $50. The Fund reserves the right to offer Fund shares without regard to minimum purchase requirements to employees participating in certain qualified or non-qualified employee benefit plans or other programs where contributions or account information can be transmitted in a manner and form acceptable to the Fund. The Fund reserves the right to vary further the initial and subsequent investment minimum requirements at any time.

      Investor shares are also offered without regard to the minimum initial investment requirements, through Dreyfus-Automatic Asset Builder, Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan pursuant to the Dreyfus Step Program (described under "Shareholder Services"). These services enable you to make regularly scheduled investments and may provide you with a convenient way to invest for long-term financial goals. You should be aware, however, that periodic investment plans do not guarantee a profit and will not protect an investor against loss in a declining market.

      The Internal Revenue Code of 1986, as amended (the "Code") imposes various limitations on the amount that may be contributed annually to certain qualified or non-qualified employee benefit plans or other programs, including pension, profit-sharing and other deferred compensation plans, whether established by corporations, partnerships, non-profit entities or state and local governments ("Retirement Plans"). These limitations apply with respect to participants at the plan level and, therefore, do not directly affect the amount that may be invested in the Fund by a Retirement Plan. Participants and plan sponsors should consult their tax advisers for details.

      Both Investor shares and Restricted shares are sold on a continuous basis. NAV per share is determined as of the close of trading on the floor of the New York Stock Exchange ("NYSE") (currently 4:00 p.m., New York time), on each day the NYSE is open for business. For purposes of determining NAV, options and futures contracts will be valued 15 minutes after the close of trading on the floor of the NYSE. NAV per share of each class is computed by dividing the value of the Fund's net assets represented by such class (i.e., the value of its assets less liabilities) by the total number of shares of such class outstanding. For further information regarding the methods employed in valuing the Fund's investments, see "Determination of Net Asset Value".

      If an order is received in proper form by the Transfer Agent or other entity authorized to receive orders on behalf of the Fund by the close of trading on the floor of the NYSE (currently 4:00 p.m., New York time) on a business day, Fund shares will be purchased at the NAV determined as of the close of trading on the floor of the NYSE on that day. Otherwise, Fund shares will be purchased at the NAV determined as of the close of trading on the floor of the NYSE on the next business day, except where shares are purchased through a dealer as provided below.

      Orders for the purchase of Fund shares received by dealers by the close of trading on the floor of the NYSE on any business day and transmitted to the Distributor or its designee by the close of its business day (normally 5:15 p.m., New York time) will be based on the NAV determined as of the close of trading on the floor of the NYSE on that day. Otherwise, the orders will be based on the next determined NAV. It is the dealers' responsibility to transmit orders so that they will be received by the Distributor or its designee before the close of its business day. For certain institutions that have entered into agreements with the Distributor, payment for the purchase of Fund shares may be transmitted, and must be received by the Transfer Agent, within three business days after the order is placed. If such payment is not received within three business days after the order is placed, the order may be canceled and the institution could be held liable for resulting fees and/or losses.

      Agents may receive different levels of compensation for selling different Classes of shares. Management understands that some Agents may impose certain conditions on their clients which are different from those described in the Fund's Prospectus, and, to the extent permitted by applicable regulatory authority, may charge their clients direct fees which would be in addition to any amounts which might be received under the Distribution Plan. Each Agent has agreed to transmit to its clients a schedule of such fees. You should consult your Agent in this regard.

      The Distributor may pay dealers a fee of up to 0.5% of the amount invested through such dealers in Fund shares by employees participating in qualified or non-qualified employee benefit plans or other programs where (i) the employers or affiliated employers maintaining such plans or programs have a minimum of 250 employees eligible for participation in such plans or programs or (ii) such plan's or program's aggregate investment in the Dreyfus Family of Funds or certain other products made available by the Distributor to such plans or programs exceeds $1,000,000 ("Eligible Benefit Plans"). Shares of funds in the Dreyfus Family of Funds then held by Eligible Benefit Plans will be aggregated to determine the fee payable. The Distributor reserves the right to cease paying these fees at any time. The Distributor will pay such fees from its own funds, other than amounts received from the Fund, including past profits or any other source available to it.

      Federal regulations require that you provide a certified taxpayer identification number ("TIN") upon opening or reopening an account. See the Fund's Account Application for further information concerning this requirement. Failure to furnish a certified TIN to the Fund could subject you to a $50 penalty imposed by the Internal Revenue Service.

      DREYFUS TELETRANSFER PRIVILEGE. You may purchase Fund shares by telephone through the TELETRANSFER Privilege if you have checked the appropriate box and supplied the necessary information on the Account Application or have filed a Shareholder Services Form with the Transfer Agent. The proceeds will be transferred between the bank account designated in one of these documents and your Fund account. Only a bank account maintained in a domestic financial institution that is an Automated Clearing House ("ACH") member may be so designated. Dreyfus TELETRANSFER purchase orders may be made at any time. Purchase orders received by 4:00 p.m., New York time, on any business day that the Transfer Agent and the NYSE are open for business will be credited to the shareholder's Fund account on the next bank business day following such purchase order. Purchase orders made after 4:00 p.m., New York time, on any business day the Transfer Agent and the NYSE are open for business, or orders made on Saturday, Sunday or any Fund holiday (e.g., when the NYSE is not open for business), will be credited to the shareholder's Fund account on the second bank business day following such purchase order. To qualify to use the DREYFUS TELETRANSFER Privilege, the initial payment for purchase of Fund shares must be drawn on, and redemption proceeds paid to, the same bank and account as are designated on the Account Application or Shareholder Services Form on file. If the proceeds of a particular redemption are to be wired to an account at any other bank, the request must be in writing and signature-guaranteed. See "Redemption of Shares -Dreyfus TELETRANSFER Privilege." The Fund may modify or terminate this Privilege at any time or charge a service fee upon notice to shareholders. No such fee currently is contemplated.

      REOPENING AN ACCOUNT. An investor may reopen an account with a minimum investment of $100 without filing a new Account Application during the calendar year the account is closed or during the following calendar year, provided the information on the old Account Application is still applicable.

      IN-KIND PURCHASES. If the following conditions are satisfied, the Fund may at its discretion, permit the purchase of shares through an "in-kind" exchange of securities. Any securities exchanged must meet the investment objective, policies and limitations of the Fund, must have a readily ascertainable market value, must be liquid and must not be subject to restrictions on resale. The market value of any securities exchanged, plus any cash, must be at least equal to $25,000. Shares purchased in exchange for securities generally cannot be redeemed for fifteen days following the exchange in order to allow time for the transfer to settle.

      The basis of the exchange will depend upon the relative NAV of the shares purchased and securities exchanged. Securities accepted by the Fund will be valued in the same manner as the Fund values its assets. Any interest earned on the securities following their delivery to the Fund and prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities become the property of the Fund, along with the securities. For further information about "in-kind" purchases, call 1-800-645-6561.

      SHARE CERTIFICATES. Share certificates are issued upon written request only. No certificates are issued for fractional shares.

                                  DISTRIBUTION PLAN

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION IN THE FUND'S PROSPECTUS ENTITLED "YOUR INVESTMENT."

      Investor shares are subject to annual fees for distribution and shareholder services. Distribution and shareholder servicing fees paid by Investor shares will cause Investor shares to have a higher expense ratio and pay lower dividends than Restricted shares.

      The SEC has adopted Rule 12b-1 under the 1940 Act (the "Rule") regulating the circumstances under which investment companies such as the Company may, directly or indirectly, bear the expenses of distributing their shares. The Rule defines distribution expenses to include expenditures for "any activity which is primarily intended to result in the sale of fund shares." The Rule, among other things, provides that an investment company may bear such expenses only pursuant to a plan adopted in accordance with the Rule.

      DISTRIBUTION PLAN - INVESTOR SHARES. With respect to the Investor shares of the Fund, the Company has adopted a Distribution Plan ("Plan") and may enter into Agreements with Agents pursuant to the Plan.

      Under the Plan, the Fund may spend annually up to 0.25% of its average daily net assets attributable to Investor shares to compensate Dreyfus Service Corporation, an affiliate of Dreyfus, for shareholder servicing activities and the Distributor for shareholder servicing activities and for activities or expenses primarily intended to result in the sale of Investor shares of the Fund. The Plan allows the Distributor to make payments from the Rule 12b-1 fees it collects from the Fund to compensate Agents that have entered into Selling Agreements ("Agreements") with the Distributor. Under the Agreements, the Agents are obligated to provide distribution-related services with regard to the Fund and/or shareholder services to the Agent's clients that own Investor shares of the Fund.

      The Plan provides that a report of the amounts expended under the Plan, and the purposes for which such expenditures were incurred, must be made to the Company's Directors for their review at least quarterly. In addition, the Plan provides that it may not be amended to increase materially the costs which the Fund may bear for distribution pursuant to the Plan without approval of the Fund's shareholders, and that other material amendments of the Plan must be approved by the vote of a majority of the Directors and of the Directors who are not "interested persons" (as defined in the 1940 Act) of the Company and who do not have any direct or indirect financial interest in the operation of the Plan, cast in person at a meeting called for the purpose of considering such amendments. The Plan is subject to annual approval by the entire Board of Directors and by the Directors who are neither interested persons nor have any direct or indirect financial interest in the operation of the Plan, by vote cast in person at a meeting called for the purpose of voting on the Plan. The Plan was so approved by the Directors at a meeting held on ___________________. The Plan is terminable, as to the Fund's Investor shares, at any time by vote of a majority of the Directors who are not interested persons and have no direct or indirect financial interest in the operation of the Plan or by vote of the holders of a majority of the outstanding Investor shares of the Fund.

      An Agent entitled to receive compensation for selling and servicing the Fund's shares may receive different compensation with respect to one Class of shares over another. Potential investors should read this Statement of Additional Information in light of the terms governing Agreements with their Agents. The fees payable under the Plan are payable without regard to actual expenses incurred. The Fund and the Distributor may suspend or reduce payments under the Plan at any time, and payments are subject to the continuation of the Fund's Plan and the Agreements described above. From time to time, the Agents, the Distributor and the Fund may voluntarily agree to reduce the maximum fees payable under the Plan.

      For the fiscal year ended October 31, 1998, the Fund paid the Distributor and Dreyfus Service Corporation: $____ and $______, respectively, pursuant to the Plan with respect to Investor shares.


                              REDEMPTION OF SHARES

      The following information supplements and should be read in conjunction with the section in the Fund's Prospectus entitled "Account Policies," "Services For Fund Investors," "Instructions for Regular Accounts" and "Instructions for IRAs."

      GENERAL. If you hold Fund shares of more than one Class, any request for redemption must specify the Class of shares being redeemed. If you fail to specify the Class of shares to be redeemed or if you own fewer shares of the Class than specified to be redeemed, the redemption request may be delayed until the Transfer Agent receives further instructions from you or your Agent.

      The Fund imposes no charges when shares are redeemed. Agents or other institutions may charge their clients a nominal fee for effecting redemptions of Fund shares. Any certificates representing Fund shares being redeemed must be submitted with the redemption request. The value of the shares redeemed may be more or less than their original cost, depending upon the Fund's then-current NAV per share.

      PROCEDURES. You may redeem Fund shares by using the regular redemption procedure through the Transfer Agent, or through the Telephone Redemption Privilege or the Check Redemption Privilege, which are granted automatically unless you specifically refuse them by checking the applicable "No" box on the Account Application. The Telephone Redemption Privilege and the Check Redemption Privilege may be established for an existing account by a separate signed Shareholder Services Form or, with respect to the Telephone Redemption Privilege, by oral request from any of the authorized signatories on the account by calling 1-800-645-6561. You also may redeem shares through the Wire Redemption Privilege or the Dreyfus TELETRANSFER Privilege if you have checked the appropriate box and supplied the necessary information on the Account Application or have filed a Shareholders Services Form with the Transfer Agent. If you are a client of certain Agents ("Selected Dealers"), you can also redeem Fund shares through the Selected Dealer. Other redemption procedures may be in effect for clients of other Agents and institutions. The Fund makes available to certain large institutions the ability to issue redemption instructions through compatible computer facilities. The Fund reserves the right to refuse any request made by telephone, including requests made shortly after a change of address, and may limit the amount involved or the number of such requests. The Fund may modify or terminate any redemption privilege at any time or charge a service fee upon notice to shareholders. No such fee currently is contemplated. Shares held under Keogh Plans, IRAs, or other retirement plans, and shares for which certificates have been issued, are not eligible for the Check Redemption, Wire Redemption, Telephone Redemption or Dreyfus TELETRANSFER Privilege.

      The  Telephone   Redemption  Privilege  or  Telephone  Exchange  Privilege
authorizes the Transfer Agent to act on telephone instructions (including over The Dreyfus Touch(R) automated telephone system) from any person representing himself or herself to be you, or a representative of your Agent, and reasonably believed by the Transfer Agent to be genuine. The Fund will require the Transfer Agent to employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine and, if it does not follow such procedures, the Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions. Neither the Fund nor the Transfer Agent will be liable for following telephone instructions reasonably believed to be genuine.

      During times of drastic economic or market conditions, you may experience difficulty in contacting the Transfer Agent by telephone to request a redemption or an exchange of Fund shares. In such cases, you should consider using the other redemption procedures described herein. Use of these other redemption procedures may result in your redemption request being processed at a later time than it would have been if telephone redemption had been used. During the delay, the Fund's NAV may fluctuate.

      CHECK REDEMPTION PRIVILEGE. You may write Redemption Checks drawn on your Fund account. Redemption Checks may be made payable to the order of any person in the amount of $500 or more. Potential fluctuations in the Fund's NAV per share should be considered in determining the amount of the check. Redemption Checks should not be used to close your account. Redemption Checks are free, but the Transfer Agent will impose a fee for stopping payment of a Redemption Check upon your request or if the Transfer Agent cannot honor a Redemption Check due to insufficient funds or other valid reason. You should date your Redemption Checks with the current date when you write them. Please do not postdate your Redemption Checks. If you do, the Transfer Agent will honor, upon presentment, even if presented before the date of the check, all postdated Redemption Checks which are dated within six months of presentment for payment, if they are otherwise in good order.

      REDEMPTION THROUGH A SELECTED DEALER. Customers of Selected Dealers may make redemption requests to their Selected Dealer. If the Selected Dealer transmits the redemption request so that it is received by the Transfer Agent prior to the close of trading on the floor of the NYSE (currently 4:00 p.m., New York time), the redemption request will be effective on that day. If a redemption request is received by the Transfer Agent after the close of trading on the floor of the NYSE, the redemption request will be effective on the next business day. It is the responsibility of the Selected Dealer to transmit a request so that it is received in a timely manner. The proceeds of the redemption are credited to your account with the Selected Dealer.

      In addition, the Distributor will accept orders from Selected Dealers with which it has sales agreements for the repurchase of Fund shares held by shareholders. Repurchase orders received by dealers by the close of trading on the floor of the NYSE on any business day and transmitted to the Distributor or its designee prior to the close of its business day (normally 5:15 p.m., New York time) are effected at the price determined as of the close of trading on the floor of the NYSE on that day. Otherwise, the Fund shares will be redeemed at the next determined NAV per share. It is the responsibility of the Selected Dealer to transmit orders on a timely basis. The Selected Dealer may charge the shareholder a fee for executing the order. This repurchase arrangement is discretionary and may be withdrawn at any time.

      WIRE REDEMPTION PRIVILEGE. By using this Privilege, the investor authorizes the Transfer Agent to act on wire, telephone, or letter redemption instructions from any person representing himself or herself to be the investor, or a representative of the investor's Agent, and reasonably believed by the Transfer Agent to be genuine. Ordinarily, the Fund will initiate payment for shares redeemed pursuant to this Privilege on the next business day after receipt by the Transfer Agent of the redemption request in proper form. Redemption proceeds ($1,000 minimum), will be transferred by Federal Reserve wire only to the commercial bank account specified by the investor on the Account Application or Shareholder Services Form. Redemption proceeds, if wired, will be wired to the investor's account at the bank of record designated in the investor's file at the Transfer Agent, if the investor's bank is a member of the Federal Reserve System, or to a correspondent bank if the investor's bank is not a member. Holders of jointly registered Fund or bank accounts may have redemption proceeds of only up to $250,000 wired within any 30-day period. Fees ordinarily are imposed by such bank and usually are borne by the investor. Immediate notification by the correspondent bank to the investor's bank is necessary to avoid a delay in crediting the funds to the investor's bank account.

      Investors with access to telegraphic equipment may wire redemption requests to the Transfer Agent by employing the following transmittal code which may be used for domestic or overseas transmissions:

                                                Transfer Agent's
            Transmittal Code                    Answer Back Sign
            ----------------                    ----------------

                144295                          144295 TSSG PREP

      Investors who do not have direct access to telegraphic equipment may have the wire transmitted by contacting a TRT Cables operator at 1-800-654-7171, toll free. Investors should advise the operator that the above transmittal code must be used and should also inform the operator of the Transfer Agent's answer back sign.

      To change the commercial bank or account designated to receive redemption proceeds, a written request must be sent to the Transfer Agent. This request must be signed by each shareholder, with each signature guaranteed as described below under "Stock Certificates; Signatures."

      STOCK CERTIFICATES; SIGNATURES. Any certificates representing Fund shares to be redeemed must be submitted with the redemption request. Written redemption requests must be signed by each shareholder, including each holder of a joint account, and each signature must be guaranteed. Signatures on endorsed certificates submitted for redemption also must be guaranteed. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the NYSE Medallion Signature Program, the Securities Transfer Agents Medallion Program ("STAMP") and the Stock Exchanges Medallion Program. Guarantees must be signed by an authorized signatory of the guarantor and "Signature-Guaranteed" must appear with the signature. The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees or guardians, and may accept other suitable verification arrangements from foreign investors, such as consular verification. For more information with respect to signature-guarantees, please call one of the telephone numbers listed on the cover.


      DREYFUS TELETRANSFER PRIVILEGE. You may request by telephone that redemption proceeds (minimum $500 per day) be transferred between your Fund account and your bank account. Only a bank account maintained in a domestic financial institution which is an ACH member may be designated. Redemption proceeds will be on deposit in the investor's account at an ACH member bank ordinarily two business days after receipt of the redemption request. Investors should be aware that if they have selected the DREYFUS TELETRANSFER Privilege, any request for a wire redemption will be effected as a DREYFUS TELETRANSFER transaction through the ACH system unless more prompt transmittal specifically is requested. Holders of jointly registered Fund or bank accounts may redeem through the DREYFUS TELETRANSFER Privilege for transfer to their bank account not more than $250,000 within any 30-day period. See "Purchase of Shares -DREYFUS TELETRANSFER Privilege."


      REDEMPTION COMMITMENT. The Company has committed itself to pay in cash all redemption requests by any shareholder of record of the Fund, limited in amount during any 90day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. In the case of requests for redemptions in excess of such amount, the Company's Board of Directors reserves the right to make payments in whole or in part in securities or other assets in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In such event, the securities would be valued in the same manner as the Fund's portfolio is valued. If the recipient sold such securities, brokerage charges might be incurred.

      SUSPENSION OF REDEMPTIONS. The right of redemption may be suspended or the date of payment postponed (a) during any period when the NYSE is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Fund ordinarily utilizes is restricted, or when an emergency exists as determined by the SEC so that disposal of the Fund's investments or determination of its NAV is not reasonably practicable, or (c) for such other periods as the SEC by order may permit to protect the Fund's shareholders.

                              SHAREHOLDER SERVICES

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTIONS IN THE FUND'S PROSPECTUS ENTITLED "ACCOUNT POLICIES" AND "SERVICES FOR FUND INVESTORS."

      FUND EXCHANGES. Shares of any Class of the Fund may be exchanged for shares of certain other funds advised or administered by Dreyfus. Unless the Fund is otherwise instructed, exchanges are in the same class of shares that the shareholder then holds. Shares of the funds purchased by exchange will be purchased on the basis of relative NAV per share as follows:

            A. Exchanges for shares of funds that are offered without a sales load will be made without a sales load.

            B. Shares of funds purchased without a sales load may be exchanged for shares of other funds sold with a sales load, and the applicable sales load will be deducted.

            C. Shares of funds purchased with a sales load may be exchanged without a sales load for shares of other funds sold without a sales load.

            D. Shares of funds purchased with a sales load, shares of funds acquired by a previous exchange from shares purchased with a sales load and additional shares acquired through reinvestment of dividends or other distributions of any such funds (collectively referred to herein as "Purchased Shares") may be exchanged for shares of other funds sold with a sales load (referred to herein as "Offered Shares"), provided that, if the sales load applicable to the Offered Shares exceeds the maximum sales load that could have been imposed in connection with the Purchased Shares (at the time the Purchased Shares were acquired), without giving effect to any reduced loads, the difference will be deducted.

      To accomplish an exchange under item D above, shareholders must notify the Transfer Agent of their prior ownership of Fund shares and their account number. Any such exchange is subject to confirmation of an investor's holdings through a check of appropriate records.

      To request an exchange, an investor or an investor's Agent acting on the investor's behalf must give exchange instructions to the Transfer Agent in writing or by telephone. The ability to issue exchange instructions by telephone is given to all Fund shareholders automatically unless the investor checks the applicable "No" box on the Account Application, indicating that the investor specifically refuses this privilege. The Telephone Exchange Privilege may be established for an existing account by written request signed by all shareholders on the account, by a separate signed Shareholder Services Form, available by calling 1-800-645-6561, or by oral request from any of the authorized signatories on the account, also by calling 1-800-645-6561. By using the Telephone Exchange Privilege, the investor authorizes the Transfer Agent to act on telephonic instructions (including over The Dreyfus Touch(R) automated telephone system) from any person representing himself or herself to be the investor or a representative of the investor's Agent, and reasonably believed by the Transfer Agent to be genuine. Telephone exchanges may be subject to limitations as to the amount involved or the number of telephone exchanges permitted. Shares issued in certificate form are not eligible for telephone exchange. No fees currently are charged shareholders directly in connection with exchanges, although the Fund reserves the right, upon not less than 60 days' written notice, to charge shareholders a nominal fee in accordance with rules promulgated by the SEC.

      Exchanges of Fund shares held by a Retirement Plan may be made only between the investor's Retirement Plan account in one fund and such investor's Retirement Plan account in another fund.

      To establish a personal retirement plan by exchange, shares of the fund being exchanged must have a value of at least the minimum initial investment required for the fund into which the exchange is being made.

      DREYFUS AUTO-EXCHANGE PRIVILEGE. The Dreyfus Auto-Exchange Privilege permits an investor to regularly purchase (on a semi-monthly, monthly, quarterly or annual basis), in exchange for shares of the Fund, shares of certain other eligible funds in the Dreyfus Family of Funds of which the investor is a shareholder. The amount the investor designates, which can be expressed either in terms of a specific dollar or share amount ($100 minimum), will be exchanged automatically on the first and/or fifteenth day of the month according to the schedule the investor has selected. This Privilege is available only for existing accounts. With respect to Fund shares held by a Retirement Plan, exchanges may be made only between the investor's Retirement Plan account in one fund and such investor's Retirement Plan account in another fund. Shares will be exchanged on the basis of relative NAV per share as described above under "Fund Exchanges." Enrollment in or modification or cancellation of this Privilege is effective three business days following notification by the investor. An investor will be notified if the investor's account falls below the amount designated to be exchanged under this Privilege. In this case, an investor's account will fall to zero unless additional investments are made in excess of the designated amount prior to the next Auto-Exchange transaction. Shares held under IRAs and other retirement plans are eligible for this Privilege. Exchanges of IRA shares may be made between IRA accounts and from regular accounts to IRA accounts, but not from IRA accounts to regular accounts. With respect to all other retirement accounts, exchanges may be made only among those accounts.

      The right to exercise this Privilege may be modified or canceled by the Fund or the Transfer Agent. You may modify or cancel your exercise of this Privilege at any time by mailing written notification to The Dreyfus Family of Funds, P.O. Box 9671, Providence, Rhode Island 02940-9671. The Fund may charge a service fee for the use of this Privilege. No such fee currently is contemplated.

      For more information concerning this Privilege and the funds in the Dreyfus Family of Funds eligible to participate in this Privilege, or to obtain a Dreyfus Auto-Exchange Authorization Form, please call toll free 1-800-645-6561.

      Fund exchanges and the Dreyfus Auto-Exchange Privilege are available to shareholders resident in any state in which shares of the fund being acquired may legally be sold. Shares may be exchanged only between accounts having identical names and other identifying designations. The exchange of shares of one fund for shares of another is treated for Federal income tax purposes as a sale of the shares given in exchange and, therefore, an exchanging shareholder (other than a tax-exempt Retirement Plan) may realize a taxable gain or loss.

      Shareholder Services Forms and prospectuses of the other funds may be obtained by calling 1-800-645-6561. The Fund reserves the right to reject any exchange request in whole or in part. The Fund exchange service or the Dreyfus Auto-Exchange Privilege may be modified or terminated at any time upon notice to shareholders.

      DREYFUS-AUTOMATIC ASSET BUILDER(REGISTRATIONMARK). Dreyfus Automatic Asset Builder permits you to purchase Fund shares (minimum of $100 and maximum of $150,000 per transaction) at regular intervals selected by you. Fund shares are purchased by transferring funds from the bank account designated by you. Only an account maintained at a domestic financial institution which is an ACH member may be so designated. To establish a Dreyfus-Automatic Asset Builder account, you must file an authorization form with the Transfer Agent. You may obtain the necessary authorization form by calling 1-800-645-6561. You may cancel your participation in this Privilege or change the amount of purchase at any time by mailing written notification to The Dreyfus Family of Funds, P.O. Box 9671, Providence, Rhode Island 02940-9671 and the notification will be effective three business days following receipt. The Fund may modify or terminate this Privilege at any time or charge a service fee. No such fee currently is contemplated.

      AUTOMATIC WITHDRAWAL PLAN. The Automatic Withdrawal Plan permits an investor with a $5,000 minimum account to request withdrawal of a specified dollar amount (minimum of $50) on either a monthly or quarterly basis. Withdrawal payments are the proceeds from sales of Fund shares, not the yield on the shares. If withdrawal payments exceed reinvested dividends and other distributions, the investor's shares will be reduced and eventually may be depleted. An Automatic Withdrawal Plan may be established by filing an Automatic Withdrawal Plan application with the Transfer Agent or by oral request from any of the authorized signatories on the account by calling 1-800-645-6561. Automatic Withdrawal may be terminated at any time by the investor, the Fund or the Transfer Agent. Shares for which certificates have been issued may not be redeemed through the Automatic Withdrawal Plan.

      Particular Retirement Plans, including Dreyfus-sponsored Retirement Plans, may permit certain participants to establish an automatic withdrawal plan from such Retirement Plans. Participants should consult their Retirement Plan sponsor and tax adviser for details. Such a withdrawal plan is different from the Automatic Withdrawal Plan.

      DREYFUS DIVIDEND OPTIONS. Dreyfus Dividend Sweep allows investors to invest automatically their dividends or dividends and other distributions, if any, from the Fund in shares of certain other funds in the Dreyfus Family of Funds of which the investor is a shareholder. Shares of the other funds purchased pursuant to this Privilege will be purchased on the basis of relative NAV per share as follows:

            A. Dividends and other distributions paid by a fund may be invested without imposition of a sales load in shares of other funds that are offered without a sales load.

            B. Dividends and other distributions paid by a fund which does not charge a sales load may be invested in shares of other funds sold with a sales load, and the applicable sales load will be deducted.

            C. Dividends and other distributions paid by a fund which charges a sales load may be invested in shares of other funds sold with a sales load referred to herein as (referred to hereinafter as "Offered Shares"), provided that, if the sales load applicable to the Offered Shares exceeds the maximum sales load charged by the fund from which dividends or other distributions are being swept, without giving effect to any reduced loads, the difference will be deducted.

            D. Dividends and other distributions paid by a fund may be invested in shares of other funds that impose a CDSC and the applicable CDSC, if any, will be imposed upon redemption of such shares.

      Dreyfus Dividend ACH permits you to transfer electronically dividends or dividends and other distributions, if any, from the Fund to a designated bank account. Only an account maintained at a domestic financial institution which is an ACH member may be so designated. Banks may charge a fee for this service.

      For more information concerning these Privileges, or to request a Dreyfus Dividend Options Form, please call toll free 1-800-645-6561. You may cancel these Privileges by mailing written notification to The Dreyfus Family of Funds, P.O. Box 9671, Providence, Rhode Island, 02940-9671. To select a new fund after cancellation, you must submit a new Dividend Options Form. Enrollment in or cancellation of these privileges is effective three business days following receipt. These privileges are available only for existing accounts and may not be used to open new accounts. Minimum subsequent investments do not apply for Dreyfus Dividend Sweep. The Fund may modify or terminate these privileges at any time or charge a service fee. No such fee currently is contemplated. Shares held under Keogh Plans, IRAs or other retirement plans are not eligible for Dreyfus Dividend Sweep.

      DREYFUS GOVERNMENT DIRECT DEPOSIT PRIVILEGE. Dreyfus Government Direct Deposit Privilege enables you to purchase Fund shares (minimum of $100 and maximum of $50,000 per transaction) by having Federal salary, Social Security or certain veterans', military or other payments from the Federal government automatically deposited into your Fund account. You may deposit as much of such payments as you elect. You should consider whether Direct Deposit of your entire payment into a fund with fluctuating NAV, such as the Fund, may be appropriate for you. To enroll in Dreyfus Government Direct Deposit, you must file with the Transfer Agent a completed Direct Deposit Sign-Up Form for each type of payment that you desire to include in this Privilege. The appropriate form may be obtained from your Agent or by calling 1-800-645-6561. Death or legal incapacity will terminate your participation in this Privilege. You may elect at any time to terminate your participation by notifying in writing the appropriate Federal agency. Further, the Fund may terminate your participation upon 30 days' notice to you.

      DREYFUS PAYROLL SAVINGS PLAN. Dreyfus Payroll Savings Plan permits you to purchase Fund shares (minimum $100 per transaction) automatically on a regular basis. Depending upon your employer's direct deposit program, you may have part or all of your paycheck transferred to your existing Dreyfus account electronically through the ACH system at each pay period. To establish a Dreyfus Payroll Savings Plan account, you must file an authorization form with your employer's payroll department. Your employer must complete the reverse side of the form and return it to The Dreyfus Family of Funds, P.O. Box 9671, Providence, Rhode Island 02940-9671. You may obtain the necessary authorization form by calling 1-800-645-6561. You may change the amount of purchase or cancel the authorization only by written notification to your employer. It is the sole responsibility of your employer, not the Distributor, your Agent, Dreyfus, the Fund, the Transfer Agent or any other person, to arrange for transactions under the Dreyfus Payroll Savings Plan. The Fund may modify or terminate this Privilege at any time or charge a service fee. No such fee currently is contemplated.

      DREYFUS STEP PROGRAM. Dreyfus Step Program enables you to purchase Investor shares without regard to the Fund's minimum initial investment requirements through Dreyfus-Automatic Asset Builder, Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan. To establish a Dreyfus Step Program account, you must supply the necessary information on the Account Application and file the required authorization form(s) with the Transfer Agent. For more information concerning this Program, or to request the necessary authorization form(s), please call toll free 1-800-782-6620. You may terminate your participation in this Program at any time by discontinuing your participation in Dreyfus-Automatic Asset Builder, Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan, as the case may be, as provided under the terms of such Privilege(s). The Fund reserves the right to redeem your account if you have terminated your participation in the Program and your account's NAV is $500 or less. See "Account Policies - General Policies" in the Fund's Prospectus. The Fund may modify or terminated this Program at any time. Investors who wish to purchase Investor shares through the Dreyfus Step-Program in conjunction with a Dreyfus-sponsored retirement plan may do so only for IRAs, SEP-IRAs and IRA "Rollover Accounts."

      RETIREMENT PLANS. The Fund makes available a variety of pension and profit-sharing plans, including Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, SEP-IRAs, rollover IRAs and Education IRAs), 401(k) Salary Reduction Plans and 403(b)(7) Plans. Plan support services also are available. You can obtain details on the various plans by calling the following numbers toll free: for Keogh Plans, please call 1-800-358-5566; for IRAs and IRA "Rollover Accounts," please call 1-800-645-6561; for SEP-IRAs, 401(k) Salary Reduction Plans and 403(b)(7) Plans, please call 1-800-322-7880.

      Investors who wish to purchase Fund shares in conjunction with a Keogh Plan, a 403(b)(7) Plan or an IRA, including a SEP-IRA, may request from the Distributor forms for adoption of such plans.

      The entity acting as custodian for Keogh Plans, 403(b)(7) Plans or IRAs may charge a fee, payment of which could require the liquidation of shares. All fees charged are described in the appropriate form.

      SHARES MAY BE PURCHASED IN CONNECTION WITH THESE PLANS ONLY BY DIRECT REMITTANCE TO THE ENTITY ACTING AS CUSTODIAN. PURCHASES FOR THESE PLANS MAY NOT BE MADE IN ADVANCE OF RECEIPT OF FUNDS.

      Each investor should read the prototype retirement plan and the appropriate form of custodial agreement for further details on eligibility, service fees and tax implications, and should consult a tax adviser.


                ADDITIONAL INFORMATION ABOUT PURCHASES, EXCHANGES
                                 AND REDEMPTIONS

      The Fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculation on short-term market movements. A pattern of frequent purchases and exchanges can be disruptive to efficient portfolio management and, consequently, can be detrimental to the Fund's performance and its shareholders. Accordingly, if the Fund's management determines that an investor is engaged in excessive trading, the Fund, with or without prior notice, may temporarily or permanently terminate the availability of Fund exchanges, or reject in whole or part any purchase or exchange request, with respect to such investor's account. Such investors also may be barred from purchasing other funds in the Dreyfus Family of Funds. Generally, an investor who makes more than four exchanges out of the Fund during any calendar year or who makes exchanges that appear to coincide with an active market-timing strategy may be deemed to be engaged in excessive trading. Accounts under common ownership or control will be considered as one account for purposes of determining a pattern of excessive trading. In addition, the Fund may refuse or restrict purchase or exchange requests by any person or group if, in the judgment of the Fund's management, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies or could otherwise be adversely affected or if the Fund receives or anticipates receiving simultaneous orders that may significantly affect the Fund (e.g., amounts equal to 1% or more of the Fund's total assets). If an exchange request is refused, the Fund will take no other action with respect to the shares until it receives further instructions from the investor. The Fund may delay forwarding redemption proceeds for up to seven days if the investor redeeming shares is engaged in excessive trading or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the Fund. The Fund's policy on excessive trading applies to investors who invest in the Fund directly or through financial intermediaries, but does not apply to the Dreyfus Auto-Exchange Privilege, to any automatic investment or withdrawal privilege described herein, or to participants in employer-sponsored retirement plans.

      During times of drastic economic or market conditions, the Fund may suspend Fund Exchanges temporarily without notice and treat exchange requests based on their separate components - redemption orders with a simultaneous request to purchase the other fund's shares. In such a case, the redemption request would be processed at the Fund's next determined NAV but the purchase order would be effective only at the NAV next determined after the fund being purchased receives the proceeds of the redemption, which may result in the purchase being delayed.

                        DETERMINATION OF NET ASSET VALUE

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION IN THE FUND'S PROSPECTUS ENTITLED "ACCOUNT POLICIES."

      VALUATION OF PORTFOLIO SECURITIES. The Fund's securities are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Where market quotations are not readily available, the Fund's investments are valued based on fair value as determined in good faith by the Company's Board. Debt securities may be valued by an independent pricing service approved by the Company's Board and are valued at fair value as determined by the pricing service. Any assets or liabilities initially expressed in terms of foreign currency will be translated into U.S. dollars at the midpoint of the New York interbank market spot exchange rate as quoted on the day of such translation or, if no such rate is quoted on such date, such other quoted market exchange rate as may be determined to be appropriate by Dreyfus. If the Fund has to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of NAV may not take place contemporaneously with the determination of prices of certain of the Fund's securities. Short-term investments are carried at amortized cost, which approximates value. Expenses and fees, including the management fee, are accrued daily and taken into account for the purpose of determining the NAV of the Fund's shares.

      Restricted securities, as well as securities or other assets for which market quotations are not readily available or which are not valued by a pricing service approved by the Board of Directors, are valued at fair value as determined in good faith by the Board of Directors. The Board of Directors will review the method of valuation on a current basis. In making their good faith valuation of restricted securities, the Board of Directors generally will take the following factors into consideration: restricted securities which are, or are convertible into, securities of the same class of securities for which a public market exists usually will be valued at market value less the same percentage discount at which purchased. This discount will be revised periodically by the Board of Directors if it believes that the discount no longer reflects the value of the restricted securities. Restricted securities not of the same class as securities for which a public market exists usually will be valued initially at cost. Any subsequent adjustment from cost will be based upon considerations deemed relevant by the Board of Directors.

      NYSE CLOSINGS. The holidays (as observed) on which the NYSE is currently scheduled to be closed are: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

                    DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION IN THE FUND'S PROSPECTUS ENTITLED "DISTRIBUTIONS AND TAXES."

      GENERAL. The Fund declares daily and pays monthly dividends from its net investment income and distributes net realized capital and foreign currency gains, if any, once a year, but it may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"), in all events in a manner consistent with the provisions of the 1940 Act. The Fund will not make distributions from net realized capital gains unless all capital loss carryovers, if any, have been utilized or have expired. Shares begin accruing dividends on the day following the date of purchase. The Fund's earnings for Saturdays, Sundays and holidays are declared as dividends on the next business day. If you redeem all shares in your account at any time during the month, all dividends to which you are entitled will be paid to you along with the proceeds of the redemption. Investors other than qualified retirement plans may choose whether to receive dividends and other distributions in cash, to receive dividends in cash and reinvest other distributions in additional Fund shares at NAV, or to reinvest both dividends and other distributions in additional Fund shares; dividends and other distributions paid to qualified retirement plans are reinvested automatically in additional Fund shares at NAV. All expenses are accrued daily and deducted before declaration of dividends to investors. Dividends paid by each Class are calculated at the same time and in the same manner and are in the same amount, except that the expenses attributable solely to a particular Class are borne exclusively by that Class. Investor shares will receive lower per share dividends than Restricted shares because of the higher expenses borne by the Investor shares.

      It is expected that the Fund will qualify for treatment as a regulated investment company ("RIC") under the Code so long as such qualification is in the best interests of its shareholders. Such qualification will relieve the Fund of any liability for Federal income tax to the extent its earnings and realized gains are distributed in accordance with applicable provisions of the Code. To qualify for treatment as a RIC under the Code, the Fund -- which is treated as a separate corporation for federal tax purposes -- (1) must distribute to its shareholders each year at least 90% of its investment company taxable income (generally consisting of net investment income, net short-term capital gains and net gains from certain foreign currency transactions) (the "Distribution Requirement"), (2) must derive at least 90% of its annual gross income from specified sources (the "Income Requirement"), and (3) must meet certain asset diversification and other requirements. The term "regulated investment company" does not imply the supervision of management or investment practices or policies by any government agency.

      If you elect to receive dividends and distributions in cash, and your dividend or distribution check is returned to the Fund as undeliverable or remains uncashed for six months, the Fund reserves the right to reinvest such dividends or distributions and all future dividends and distributions payable to you in additional Fund shares at NAV. No interest will accrue on amounts represented by uncashed distributions or redemptions checks.

      Dividends derived from net investment income, together with distributions from net realized short-term capital gains, certain foreign currency gains and all or a portion of any gains realized from the sale or other disposition of certain market discount bonds (collectively, "dividend distributions"), paid by the Fund will be taxable to U.S. shareholders, including certain non-qualified Retirement Plans, as ordinary income to the extent of the Fund's earnings and profits, whether received in cash or reinvested in additional Fund shares. Distributions from net capital gain (the excess of net long-term capital gain over net short-term capital loss) are taxable to such shareholders as long-term capital gains regardless of how long the shareholders have held their Fund shares and whether such distributions are received in cash or reinvested in additional Fund shares.

      Dividend distributions paid by the Fund to a non-resident foreign investor generally are subject to U.S. withholding tax at the rate of 30%, unless the non-resident foreign investor claims the benefit of a lower rate specified in a tax treaty. Capital gain distributions paid by the Fund to a non-resident foreign investor, as well as the proceeds of any redemptions by such an investor, regardless of the extent to which gain or loss may be realized, generally are not subject to U.S. withholding tax. However, such distributions may be subject to backup withholding, unless the foreign investor certifies his or her non-U.S. residency status.

      Notice as to the tax status of your dividends and other distributions will be mailed to you annually. You also will receive periodic summaries of your account that will include information as to dividends and distributions from net capital gain, if any, paid during the year. The annual tax notice and periodic account summaries you receive designate the portions of capital gain distributions that are subject to (1) the 20% maximum rate of tax (10% for investors in the 15% marginal tax bracket) enacted by the Taxpayer Relief Act of 1997 ("Tax Act"), which applies to non-corporate taxpayers' net capital gain on securities and other capital assets held for more than 18 months, and (2) the 28% maximum tax rate, applicable to such gain on capital assets held for more than one year and up to 18 months (which, prior to enactment of the Tax Act, applied to all such gain on capital assets held for more than one year).

      Dividends and other distributions paid by the Fund to qualified Retirement Plans ordinarily will not be subject to taxation until the proceeds are distributed from the Retirement Plans. The Fund will not report to the IRS distributions paid to such plans. Generally, distributions from qualified Retirement Plans, except those representing returns of non-deductible contributions thereto, will be taxable as ordinary income and, if made prior to the time the participant reaches age 59 1/2, generally will be subject to an additional tax equal to 10% of the taxable portion of the distribution. If the distribution from such a Retirement Plan (other than certain governmental or church plans) for any taxable year following the year in which the participant reaches age 70 1/2 is less than the "minimum required distribution" for that taxable year, an excise tax equal to 50% of the deficiency may be imposed by the IRS. The administrator, trustee or custodian of such a Retirement Plan will be responsible for reporting distributions from such plans to the IRS. Moreover, certain contributions to a qualified Retirement Plan in excess of the amounts permitted by law may be subject to an excise tax. If a distributee of an "eligible rollover distribution" from a qualified Retirement Plan does not elect to have the eligible rollover distribution paid directly from the plan to an
eligible   Retirement  Plan  in  a  "direct  rollover,"  the  eligible  rollover distribution is subject to a 20% income tax withholding.

      The Fund must withhold and remit to the U.S. Treasury ("backup withholding") 31% of dividends, capital gain distributions and redemption proceeds, regardless of the extent to which gain or loss may be realized, paid to an individual or certain other non-corporate shareholders if such shareholder fails to certify that the TIN furnished to the Fund is correct. Backup withholding at that rate also is required from dividends and capital gain distributions payable to such a shareholder if (1) that shareholder fails to certify that he or she has not received notice from the IRS of being subject to backup withholding as a result of a failure properly to report taxable dividend or interest income on a Federal income tax return or (2) the IRS notifies the Fund to institute backup withholding because the IRS determines that the shareholder's TIN is incorrect or that the shareholder has failed properly to report such income.

      A TIN is either the Social Security number, IRS individual taxpayer identification number, or employer identification number of the record owner of the account. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the record owner of the account and may be claimed as a credit on the record owner's Federal income tax return.

      The Fund may be subject to a non-deductible 4% excise tax, measured with respect to certain undistributed amounts of taxable investment income and capital gains.

      Any dividend or other distribution paid shortly after an investor's purchase of shares may have the effect of reducing the NAV of the shares below the cost of his or her investment. Such a dividend or other distribution would be a return on investment in an economic sense, although taxable as discussed above. In addition, if a shareholder sells shares of the Fund held for six months or less and receives a capital gain distribution with respect to those shares, any loss incurred on the sale of those shares will be treated as a long-term capital loss to the extent of the capital gain distribution received.

      Dividends and other distributions declared by the Fund in October, November or December of any year and payable to shareholders of record on a date in any of those months are deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

      Interest received by the Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

      Gains from the sale or other disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, futures and forward contracts derived by the Fund with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement.

      Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gain and loss. However, a portion of the gains or losses from the disposition of foreign currencies and certain foreign-currency-denominated instruments (including debt instruments and financial forward, futures and option contracts) may be treated as ordinary income or loss under Section 988 of the Code. In addition, all or a portion of any gain realized from the sale or other disposition of certain market discount bonds will be treated as ordinary income. Moreover, all or a portion of the gain realized from engaging in "conversion transactions" that otherwise would be treated as capital gain may be treated as ordinary income under Section 1258 of the Code. "Conversion transactions" are defined to include certain straddle transactions, transactions marketed or sold as producing capital gains and other transactions described in Treasury regulations to be issued in the future.

      Under Section 1256 of the Code, any gain or loss realized by the Fund from certain futures, forward contracts and options transactions will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Gain or loss will arise upon exercise or lapse of such contracts and options as well as from closing transactions. In addition, any such contracts or options remaining unexercised at the end of the Fund's taxable year will be treated as sold for their then fair market value (a process known as "marking-to-market"), resulting in additional gain or loss to the Fund characterized in the manner described above.

      Offsetting positions held by the Fund involving certain contracts or options may constitute "straddles", which are defined to include "offsetting positions" in actively traded personal property. The tax treatment of straddles is governed by Sections 1092 and, to the extent noted above, 1258 of the Code, which in certain circumstances override or modify Sections 1256 and 988. As a result, all or a portion of any capital gain from certain straddle transactions may be recharacterized as ordinary income. If the Fund were treated as entering into straddles by reason of its engaging in certain forward contracts or options transactions, such straddles would be characterized as "mixed straddles" if the forward contracts or options transactions comprising a part of such straddles were governed by Section 1256. The Fund may make one or more elections with respect to mixed straddles; depending on which election is made, if any, the results to the Fund may differ. If no election is made, then to the extent the straddle and conversion transactions rules apply to positions established by the Fund, losses realized by the Fund will be deferred to the extent of unrealized gain in the offsetting position. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gains may be treated as short-term capital gains or ordinary income.

      Investment by the Fund in securities issued or acquired at a discount (for example, zero coupon securities) could affect the amount and timing of distributions to shareholders by causing the Fund to recognize income prior to the receipt of cash payments. For example, the Fund would be required to take into gross income annually a portion of the discount (or deemed discount) at which the securities were issued and could need to distribute such income to satisfy the Distribution Requirement and to avoid imposition of the 4% excise tax referred to in the Fund's Prospectus under "Dividends, Other Distributions and Taxes." In such case, the Fund may have to dispose of securities it might otherwise have continued to hold in order to generate cash to satisfy these requirements.

      STATE AND LOCAL TAXES. Depending upon the extent of the Fund's activities in states and localities in which it is deemed to be conducting business, it may be subject to the tax laws thereof. Shareholders are advised to consult their tax advisers concerning the application of state and local taxes.

      FOREIGN SHAREHOLDERS - U.S. FEDERAL INCOME TAXATION. U.S. federal income taxation of a shareholder who, as to the United States, is a non-resident alien individual, a foreign trust or estate, a foreign corporation or a foreign partnership (a "foreign shareholder") depends on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by the shareholder, as discussed generally below. Special U.S. federal income tax rules that differ from those described below may apply to certain foreign persons who invest in the Fund, such as a foreign shareholder entitled to claim the benefits of an applicable tax treaty. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

      FOREIGN SHAREHOLDERS - INCOME NOT EFFECTIVELY CONNECTED. Dividends (other than exempt-interest dividends) distributed to a foreign shareholder whose ownership of Fund shares is not effectively connected with a U.S. trade or business carried on by the foreign shareholder ("effectively connected") generally will be subject to U.S. federal withholding tax of 30% (or lower treaty rate). Capital gains realized by foreign shareholders on the sale of Fund shares and distributions to them of net capital gain (the excess of net long-term capital gain over net short-term capital loss) generally will not be subject to U.S. federal income tax unless the foreign shareholder is a non-resident alien individual and is physically present in the United States for more than 182 days during the taxable year. In the case of certain foreign shareholders, the Fund may be required to withhold U.S. Federal income tax at a rate of 31% of capital gain distributions and of the gross proceeds from a redemption of Fund shares unless the shareholder furnishes the Fund with a certificate regarding the shareholder's foreign status.

      If a foreign shareholder's ownership of Fund shares is effectively connected, however, with a U.S. trade or business carried on by then all distributions to that shareholder and any gains realized by that shareholder on the disposition of Fund shares will not be subject to withholding and instead will be subject to U.S. federal income tax at the graduated rates applicable to U.S. citizens and domestic corporations, as the case may be. Foreign shareholders also may be subject to the branch profits tax.

      FOREIGN SHAREHOLDERS - ESTATE TAX. Foreign individuals generally are subject to U.S. federal estate tax on their U.S. property, such as shares of the Fund, that they own at the time of their death. Certain credits against that tax and relief under applicable tax treaties may be available.

                             PORTFOLIO TRANSACTIONS

      All portfolio transactions of the Fund are placed on behalf of the Fund by Dreyfus. Debt securities purchased and sold by the Fund are generally traded on a net basis (i.e., without commission) through dealers acting for their own account and not as brokers, or otherwise involve transactions directly with the issuer of the instrument. This means that a dealer (the securities firm or bank dealing with the Fund) makes a market for securities by offering to buy at one price and sell at a slightly higher price. The difference between the prices is known as a spread. Other portfolio transactions may be executed through brokers acting as agent. The Fund will pay a spread or commissions in connection with such transactions. Dreyfus uses its best efforts to obtain execution of portfolio transactions at prices which are advantageous to the Fund and at spreads and commission rates, if any, which are reasonable in relation to the benefits received. Dreyfus also places transactions for other accounts that it provides with investment advice.

      Brokers and dealers involved in the execution of portfolio transactions on behalf of the Fund are selected on the basis of their professional capability and the value and quality of their services. In selecting brokers or dealers, Dreyfus will consider various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer; the broker-dealer's execution services rendered on a continuing basis; and the reasonableness of any spreads (or commissions, if any). Any spread, commission, fee or other remuneration paid to an affiliated broker-dealer is paid pursuant to the Company's procedures adopted in accordance with Rule 17e-1 under the 1940 Act.

      Brokers or dealers may be selected who provide brokerage and/or research services to the Fund and/or other accounts over which Dreyfus or its affiliates exercise investment discretion. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or the purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement).

      The receipt of research services from broker-dealers may be useful to Dreyfus in rendering investment management services to the Fund and/or its other clients; and, conversely, such information provided by brokers or dealers who have executed transaction orders on behalf of other clients of Dreyfus may be useful to these organizations in carrying out their obligations to the Fund. The receipt of such research services does not reduce these organizations' normal independent research activities; however, it enables these organizations to avoid the additional expenses which might otherwise be incurred if these organizations were to attempt to develop comparable information through their own staffs.

      Dreyfus may use research services of and place brokerage transactions with broker-dealers affiliated with it or Mellon Bank if the commissions are reasonable, fair and comparable to commissions charged by non-affiliated brokerage firms for similar services. During the fiscal years ended October 31, 1998, 1997 and 1996, the Fund paid brokerage commissions of $______, $ and $_____, respectively, to affiliates of Dreyfus or Mellon Bank. The amount paid to affiliated brokerage firms during the fiscal years ended October 31, 1998, 1997 and 1996, was approximately ____%, ____%, and ___%, respectively, of the aggregate brokerage commissions paid by the Fund, for transactions involving approximately ____%, ____% and ___%, respectively, of the aggregate dollar volume of transactions for which the Fund paid brokerage commissions. The difference in these percentages was due to the lower commissions paid to affiliates of Dreyfus.

      Although Dreyfus manages other accounts in addition to the Fund, investment decisions for the Fund are made independently from decisions made for these other accounts. It sometimes happens that the same security is held by more than one of the accounts managed by Dreyfus. Simultaneous transactions may occur when several accounts are managed by the same investment manager, particularly when the same investment instrument is suitable for the investment objective of more than one account.

      When more than one account is simultaneously engaged in the purchase or sale of the same investment instrument, the prices and amounts are allocated in accordance with a formula considered by Dreyfus to be equitable to each account. In some cases this system could have a detrimental effect on the price or volume of the investment instrument as far as the Fund is concerned. In other cases, however, the ability of the Fund to participate in volume transactions will produce better executions for the Fund. While the Directors will continue to review simultaneous transactions, it is their present opinion that the desirability of retaining Dreyfus as investment manager to the Fund outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.

      For the fiscal years ended October 31, 1998, 1997 and 1996, the Fund paid brokerage commissions amounting to $______, $________ and $______, respectively.

      PORTFOLIO TURNOVER. While securities are purchased for the fund on the basis of potential for high current income and possible capital appreciation and not for short-term trading profits, the fund's portfolio turnover rate may exceed 100%. A portfolio turnover rate of 100% would occur, for example, if all the securities held by the Fund were replaced once in a period of one year. A higher rate of portfolio turnover involves correspondingly greater brokerage commissions and other expenses that must be borne directly by the Fund and, thus, indirectly by its shareholders. In addition, a higher rate of portfolio turnover (100% or higher) may result in the realization of larger amounts of short-term and/or long-term capital gains that, when distributed to the Fund's shareholders, are taxable to them at the then current rate. Nevertheless, securities transactions for the Fund will be based only upon investment considerations and will not be limited by any other considerations when Dreyfus deems its appropriate to make changes in the Fund's assets. The portfolio turnover rate for the Fund is calculated by dividing the lesser of the Fund's annual sales or purchases of portfolio securities (exclusive of purchases and sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of securities in the Fund during the year. Portfolio turnover may vary from year to year as well as within a year. The portfolio turnover rates for the fiscal years ended October 31, 1997 and 1998 were 143.91% and _________%, respectively.

                             PERFORMANCE INFORMATION

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION IN THE FUND'S PROSPECTUS ENTITLED "PAST PERFORMANCE."

      Average annual total returns (expressed as a percentage) for Investor shares of the Fund for the periods noted were:

                                   AVERAGE ANNUAL TOTAL RETURN FOR THE
                                   PERIODS ENDED OCTOBER 31, 1998

FUND:                              1 YEAR    INCEPTION
INVESTOR SHARES                    ______%   ________%
                                             (11/1/95)
Inception date appears in parentheses following the average annual total return since inception.

      The total return (expressed as a percentage) for Investor shares of the Fund for the period beginning with the date of inception (November 1, 1995) and ending October 31, 1998 was %.

      Average annual total returns (expressed as a percentage) for Restricted shares of the Fund for the periods noted were:

                                   AVERAGE ANNUAL TOTAL RETURN FOR THE
                                   PERIODS ENDED OCTOBER 31, 1998

FUND:                              1 YEAR    INCEPTION
Restricted shares                  ______%   _________%
                                             (11/1/95)

Inception date appears in parentheses following the average annual total return since inception.

      The total return (expressed as a percentage) for Restricted shares of the Fund for the period beginning with the date of inception (November 1, 1995) and ending October 31, 1998 was ________%.

      Average annual total return is calculated by determining the ending redeemable value of an investment purchased at NAV per share with a hypothetical $1,000 payment made at the beginning of the period (assuming the reinvestment of dividends and other distributions), dividing by the amount of the initial investment, taking the "n"th root of the quotient (where "n" is the number of years in the period) and subtracting 1 from the result.

      Total return is calculated by subtracting the amount of the Fund's NAV per share at the beginning of a stated period from the NAV per share at the end of the period (after giving effect to the reinvestment of dividends and other distributions durin the period), and dividing the result by the NAV per share at the beginning of the period.

      The current yield for the 30-day period ended October 31, 1998 was _______% for Investor shares and ______% for Restricted shares. Yields are computed by using standardized methods of calculation required by the SEC. Yields are calculated by dividing the net investment income per share earned during a 30-day (or one-month) period by the maximum offering price per share on the last day of the period, according to the following formula:

                  YIELD = 2[(a-b + 1)6(SUPERSCRIPT)-1] over cd

      Where:a =   dividends and interest earned during the period;
                  b=   expenses accrued for the period (net of reimbursements);
                  c=   average daily number of shares  outstanding during the
                       period that were entitled to receive dividends; and
                  d=   maximum  offering  price per share on the last day of
                       the period.

      Performance information for the Fund may be compared, in reports and promotional literature, to indexes including, but not limited to: (i) the Lehman Brothers Aggregate Bond Index; (ii) other Lehman Brothers indices, the Dow Jones Industrial Average, or other appropriate unmanaged domestic or foreign indices of performance of various types of investments so that investors may compare the Fund's results with those of indices widely regarded by investors as representative of the securities markets in general; (iii) other groups of mutual funds tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; (iv) the Consumer Price Index (a measure of inflation) to assess the real rate of return from an investment in the Fund; and (v) products managed by a universe of money managers with similar country allocation and performance objectives. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions or administrative and management costs and expenses. From time to time, advertising materials for the Fund may refer to Morningstar ratings and related analyses supporting the rating.

      From time to time, Fund advertisements may include statistical data or general discussions about the growth and development of Dreyfus Retirement Services (in terms of new customers, assets under management, market share, etc.) and its presence in the defined contribution plan market.

      From time to time, advertising material for the Fund may include biographical information relating to its portfolio manager and may refer to or include commentary by the portfolio manager relating to investment strategy, asset growth, current or past business, political, economic or financial conditions and other matters of general interest to investors.


                           INFORMATION ABOUT THE FUND

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION IN THE FUND'S PROSPECTUS ENTITLED "THE FUND."

      The Company has an authorized capitalization of 25 billion shares of $0.001 per value stock.

      Each Fund share has one vote and, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. The Fund is one of nineteen portfolios of the Company. Fund shares have no preemptive, subscription or conversion rights and are freely transferable.

      Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Company to hold annual meetings of shareholders. As a result, Fund shareholders may not consider each year the election of Board members or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Company to hold a special meeting of shareholders for purposes of removing a Board member from office. Shareholders may remove a Board member by the affirmative vote of a majority of the Company's outstanding voting shares. In addition, the Board will call a meeting of shareholders for the purpose of electing Board members if, at any time, less than a majority of the Board members then holding office have been elected by shareholders.

      The Company is a "series fund," which is a mutual fund divided into separate portfolios, each of which is treated as a separate entity for certain matters under the 1940 Act and for other purposes. A shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. For certain matters shareholders vote together as a group; as to others they vote separately by portfolio.

      Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise to the holders of the outstanding voting securities of an investment company, such as the Company, will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series affected by such matter. Rule 18f-2 further provides that a series shall be deemed to be affected by a matter unless it is clear that the interests of each series in the matter are identical or that the matter does not affect any interest of such series. The Rule exempts the selection of independent accountants and the election of Board members from the separate voting requirements of the Rule.

      The Fund will send annual and semi-annual financial statements to all of its shareholders.


           TRANSFER AND DIVIDEND DISBURSING AGENT, CUSTODIAN, COUNSEL
                            AND INDEPENDENT AUDITORS

      Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, P.O. Box 9671, Providence, Rhode Island 02940-9671, is the Company's transfer and dividend disbursing agent. Under a transfer agency agreement with the Company, Dreyfus Transfer, Inc. arranges for the maintenance of shareholder account records for the Fund, the handling of certain communications between shareholders and the Fund, and the payment of dividends and distributions payable by the Fund. For these services, Dreyfus Transfer, Inc. receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Company during the month, and is reimbursed for certain out-of-pocket expenses.

      Mellon Bank, the parent of Dreyfus, located at One Mellon Bank Center, Pittsburgh, Pennsylvania 15258, acts as custodian of the Fund's investments. Under a custody agreement with the Company, Mellon Bank holds the Fund's portfolio securities and keeps all necessary accounts and records. Dreyfus Transfer, Inc. and Mellon Bank, as custodian, have no part in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

      ___________________, 1800 Massachusetts Avenue, N.W., Second Floor, Washington, D.C. 20036-1800, has passed upon the legality of the shares offered by the Prospectus and this Statement of Additional Information.

      ___________________, was appointed by the Directors to serve as the Fund's independent auditors for the year ending October 31, 1999, providing audit services including (1) examination of the annual financial statements, (2) assistance, review and consultation in connection with SEC filings and (3) review of the annual federal income tax return filed on behalf of the Fund.

                              FINANCIAL STATEMENTS

      The financial statements for the fiscal year ended October 31, 1998, including notes to the financial statements and supplementary information, and the Independent Auditors' Report are included in the Annual Report to shareholders. A copy of the Annual Report accompanies this Statement of Additional Information. The financial statements included in the Annual Report, and the Independent Auditors' Report thereon contained therein, and related notes, are incorporated herein by reference.

                                    APPENDIX

             DESCRIPTION OF STANDARD AND POOR'S, MOODY'S, FITCH IBCA
                                AND DUFF RATINGS

STANDARD & POOR'S ("S&P")

BOND RATINGS

AAA         An obligation  rated `AAA' has the highest  rating assigned by S&P.
            The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated `AA' differs from the highest rated issues only in small degree. The obligors capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated `A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB         An obligation rated `BBB' exhibits adequate  protection parameters.
            However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

      Obligations rated `BB', `B', `CCC', `CC', and `C' are regarded as having significant speculative characteristics. `BB' indicates the least degree of speculation and `C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated `B' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated `B' is more vulnerable to nonpayment than obligations rated `BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC An obligation rated `CCC' is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC          An  obligation rated `CC'  is  currently   highly   vulnerable  to
            nonpayment.

C The `C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D An obligation rated `D' is in payment default. The `D' rating category is used when payments on a obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The `D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

      The ratings from `AA' to `CCC' may be modified by the addition of a plus (+) or a minus (-) sign to show relative standing within the major rating categories

NOTE RATINGS

SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse finance and economic changes over the term of the notes.

SP-3        Speculative capacity to pay principal and interest.

COMMERCIAL PAPER RATINGS

      An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issuers designated `A-1.'

A-3 Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated `B' are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D Debt rated `D' is in payment default. The `D' rating category is used when interest payments of principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.

MOODY'S

BOND RATINGS

Aaa         Bonds which are rated Aaa are judged to be of the best quality.
            They carry the smallest degree of investment risk and generally are referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what generally are known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba          Bonds  which are rated Ba are judged to have  speculative  elements;
            their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

      Moody's applies the numerical modifiers 1, 2 and 3 to show relative standing within each generic rating classification from Aa through B. The modifier 1 indicates a ranking for the security in the higher end of a rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of a rating category.

NOTES AND OTHER SHORT-TERM OBLIGATIONS

      There are four rating categories for short-term obligations that define an investment grade situation. These are designated Moody's Investment Grade as MIG 1 (best quality) through MIG 4 (adequate quality). Short-term obligations of speculative quality are designated SG.

      In the case of variable rate demand obligations (VRDOs), a two component rating is assigned. The first element represents an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other represents an evaluation of the degree of risk associated with the demand feature. The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

MIG 1/
VMIG 1 This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG-2/
MIG2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/
VMIG 3 This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG 4/
VMIG 4 This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

COMMERCIAL PAPER RATING

      Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

               . Leading market positions in well-established industries.
               . High rates of return on funds employed.
               . Conservative capitalization structure with moderate reliance on debt and ample asset protection.
               . Broad  margins in earnings  coverage of fixed  financial charges and high internal cash generation.
               . Well-established  access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser agree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternative liquidity is maintained.

FITCH IBCA

BOND RATINGS

AAA Highest credit quality. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. `A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. `BBB' rating indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB Speculative. `BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. `B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C  High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A `CC' rating indicates that default of some kind appears probable. `C' ratings signal imminent default.

DDD, DD,
 and D Default. Securities are not meeting current obligations and are extremely speculative. `DDD' designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, `DD' indicates expected recovery of 50% - 90% of such outstandings, and `D' the lowest recovery potential, i.e. below 50%.



SHORT-TERM AND COMMERCIAL PAPER RATINGS

      A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F-1+ Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F-2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F-3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D           Default. Denotes actual or imminent payment default.

"+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the `AAA' long-term rating category, to categories below `CCC', or to short-term ratings other than `F-1'.

DUFF & PHELPS INC. ("DUFF & PHELPS")

Long-Term Ratings
-----------------

AAA Highest credit quality. The risks factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+         High credit quality.  Protection factors are strong.  Risk is
AA          modest but may vary slightly from time to time because of economic
AA-         conditions.

A+          Protections factors are average but adequate.  However, risk
A           factors are more variable and greater in periods of economic stress.
A-

BBB+        Below-average protection factors but still considered sufficient
BBB         for prudent investment.  Considerable variability in risk during
BBB-        economic cycles.

BB+         Below investments grade but deemed likely to meet obligations when
BB          due. Present or prospective financial protection factors fluctuate
BB-         according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

B+          Below investment grade and possessing risk that obligations will
B           not be met when  due.  Financial protection factors will fluctuate
B-          widely according to economic  cycles,  industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC Well below investment-grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

SHORT-TERM AND COMMERCIAL PAPER RATINGS

D-1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

D-1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

D-1- High certainly of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

D-2 Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financial requirements, access to capital markets is good. Risk factors are small.

D-3 Satisfactory liquidity and other protection factors qualify issues as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

D-4 Speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

D-5         Issuer failed to meet scheduled principal and/or interest payments.

Dreyfus Premier Balanced Fund

Investing in stocks and bonds for total return

PROSPECTUS March 1, 1999

(reg.tm)

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The Fund

Dreyfus Premier Balanced Fund
                                           ---------------------------------

                                           Ticker Symbols  CLASS A: PRBAX

                                                      CLASS B: PRBBX

                                                      CLASS C: DPBCX

                                                      CLASS R: XXXXX

Contents

The Fund
--------------------------------------------------------------------------------

Goal/Approach                                                  INSIDE COVER

Main Risks                                                                1

Past Performance                                                          1

Expenses                                                                  2

Management                                                                3

Financial Highlights                                                      4

Your Investment
--------------------------------------------------------------------------------

Account Policies                                                          6

Distributions and Taxes                                                   8

Services for Fund Investors                                               9

Instructions for Regular Accounts                                        10

Instructions for IRAs                                                    11

For More Information
--------------------------------------------------------------------------------

INFORMATION ON THE FUND'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.

GOAL/APPROACH

The fund seeks to outperform a hybrid index, 60% of which is the Standard & Poor's 500 Composite Stock Price Index ("S&P 500") and 40% of which is the Lehman Brothers Intermediate Government/Corporate Bond Index ("Intermediate Index"). This objective may be changed without shareholder approval. To pursue its goal, the fund invests in a diversified mix of stocks and investment grade bonds of both U.S. and foreign issuers.

The fund's normal asset allocation is around 60% stocks and 40% bonds. However, the fund is permitted to invest up to 75%, and as little as 40%, of its assets in stocks, and up to 60% and as little as 25% of its assets in bonds.

In allocating assets between stocks and bonds, the portfolio managers assess the relative return and risks of each asset class using a model which analyzes several factors, including interest rate adjusted price/earnings ratio, the valuation and volatility levels of stocks relative to bonds, and other economic factors, such as interest rates.

In selecting stocks, Dreyfus uses a valuation model to identify and rank stocks within an industry or sector based on:

 .  VALUE, or how a stock is priced relative to its perceived intrinsic worth;

 .  GROWTH, in this case the sustainability or growth of earnings;

 .  FINANCIAL PROFILE, which measures the financial health of the company

Next, Dreyfus uses fundamental analysis to select the most attractive of the top-ranked securities. Then, Dreyfus manages risk by diversifying across companies and industries and by maintaining risk characteristics, such as growth, size, quality and yield, that are similar to those of the S&P 500.

In choosing bonds, the portfolio managers review economic, market and other factors, leading to valuations by sector, maturity and quality. The fund's bond component consists primarily of domestic and foreign bonds issued by corporations or governments and rated investment grade or considered to be of comparable quality by Dreyfus. The fund's dollar-weighted average maturity normally will not exceed 10 years.

INSIDE COVER

MAIN RISKS

Because stocks and bonds fluctuate in price, the value of your investment will go up and down, and you could lose money. The stock and bond markets can perform differently from each other, so the fund will be affected by its asset allocation. If the fund favors an asset class during a period when that class underperforms, performance may be hurt.

The fund is exposed to risks of both growth and value companies. Value stocks may never reach what the manager believes is their full market value, and even though they are undervalued may decline in price. Prices of growth stocks are based in part on future expectations, which means they can fall sharply if the prospects for a stock, industry or the economy in general are below the market's expectations.

Prices of bonds tend to move inversely with changes in interest rates. Bond prices also may be hurt by a decline in or the perception of a decline in the financial condition of the issuer, which could potentially lower the fund's share price.

In general, the risks of foreign stocks and bonds are greater than the risks of their U.S. counterparts because of less liquidity, changes in currency exchange rates, a lack of adequate company information and political instability.

Other potential risks

The fund may invest some of its assets in options and futures--primarily to hedge its portfolio, but also to increase returns. At times these practices may lower returns or increase volatility. The fund may also engage in short-term trading. This could increase the fund's transaction costs and taxable distributions, lowering its after-tax performance accordingly.

PAST PERFORMANCE

The first table below shows how the performance of the fund's Class R shares has varied from year to year. The second table compares the performance of each of the fund's share classes over time to that of the indices described below. These returns reflect any applicable sales loads. Both tables assume the reinvestment of dividends and distributions. As with all mutual funds, the past is not a prediction of the future.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

CLASS R SHARES


[GRAPHIC BAR GRAPH]

BEST QUARTER:                    QX 'XX                      X.XX%

WORST QUARTER:                   QX 'XX                      X.XX%
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/98

                              Inception Date                             1 Year              5 Years               Life of fund
------------------------------------------------------------------------------------------------------------------------------------

CLASS A                          (4/14/94)                               X.XX%               --                      X.XX%

CLASS B                         (12/19/94)                               X.XX%               --                      X.XX%

CLASS C                         (12/19/94)                               X.XX%               --                      X.XX%

CLASS R                          (9/15/93)                               X.XX%               X.XX%                   X.XX%

S&P 500*                                                                 X.XX%               X.XX%                   X.XX%

HYBRID INDEX                                                             X.XX%               X.XX%                   X.XX%

INTERMEDIATE INDEX                                                       X.XX%               X.XX%                   X.XX%

* FOR COMPARATIVE PURPOSES, THE VALUE OF THE INDICES ON XX/XX/XX IS USED AS THE
BEGINNING VALUE ON XX/XX/XX.


The Fund       1

Concepts to understand

S&P 500: a widely recognized unmanaged index of stock market performance.

THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX: a widely accepted unmanaged index of government and corporate bond market performance composed of U.S. Government, Treasury and agency securities, fixed-income securities and non-convertible investment-grade corporate debt, with an average maturity of 1-10 years.

HYBRID INDEX: an unmanaged index composed of 60% S&P 500 and 40% Intermediate Index.

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results. An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

The Fund       1A

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the tables below.

Fee table

                                                                             CLASS A         CLASS B        CLASS C        CLASS R
------------------------------------------------------------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION FEES (FEES PAID FROM YOUR ACCOUNT)

Maximum sales charge on purchases

AS A % OF OFFERING PRICE                                                        5.75           NONE           NONE           NONE

Maximum deferred sales charge (CDSC)

AS A % OF PURCHASE OR SALE PRICE, WHICHEVER IS LESS                             NONE*          4.00           1.00           NONE
------------------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES PAID FROM FUND ASSETS)

% OF AVERAGE DAILY NET ASSETS

Management fees                                                                 1.00           1.00           1.00           1.00

12b-1 fee                                                                        .25           1.00           1.00           NONE

Other expenses                                                                   .00            .00            .00            .00
------------------------------------------------------------------------------------------------------------------------------------

TOTAL                                                                           1.25           2.00           2.00           1.00

* SHARES BOUGHT WITHOUT AN INITIAL SALES CHARGE AS PART OF AN INVESTMENT OF $1
MILLION OR MORE MAY BE CHARGED A CDSC OF 1.00% IF REDEEMED WITHIN ONE YEAR.

Expense example

                                               1 Year               3 Years             5 Years              10 Years
------------------------------------------------------------------------------------------------------------------------------------

CLASS A                                        $0,000              $0,000               $0,000               $0,000

CLASS B
WITH REDEMPTION                                $0,000              $0,000               $0,000               $0,000**

WITHOUT REDEMPTION                             $0,000              $0,000               $0,000               $0,000**

CLASS C
WITH REDEMPTION                                $0,000              $0,000               $0,000               $0,000
WITHOUT REDEMPTION                             $0,000              $0,000               $0,000               $0,000

CLASS R                                        $0,000              $0,000               $0,000               $0,000

** ASSUMES CONVERSION OF CLASS B TO CLASS A AT END OF THE SIXTH YEAR FOLLOWING
THE DATE OF PURCHASE.

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to The Dreyfus Corporation for managing the fund. Unlike the arrangements between most investment advisers, Dreyfus pays all fund expenses except for brokerage fees, taxes, interest, fees and expenses of the independent directors, Rule 12b-1 fees and extraordinary expenses.

12B-1 FEE: the fee paid out of fund assets (attributable to appropriate share classes) for promotional expenses and shareholder service. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

MANAGEMENT

The investment adviser for the fund is The Dreyfus Corporation, 200 Park Avenue, New York, NY 10166. Founded in 1947, Dreyfus manages one of the nation's leading mutual fund complexes, with more than $112 billion in more than 160 mutual fund portfolios. Dreyfus is the mutual fund business of Mellon Bank Corporation, a broad-based financial services company with a bank at its core. With more than $350 billion of assets under management and $1.7 trillion of assets under administration and custody, Mellon provides a full range of banking, investment and trust products and services to individuals, businesses and institutions. Its mutual fund companies place Mellon as the leading bank man-ager of mutual funds. Mellon is headquartered in Pittsburgh, Pennsylvania.


Management philosophy

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, the firm seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

Portfolio manager

The asset allocation equity portion of the fund is managed by Ron Gala. Mr. Gala has managed the Fund since its inception and has been employed by Dreyfus as a portfolio manager since October 17, 1994. Mr. Gala is a Senior Vice President and portfolio manager at Mellon Bank and has been employed there since 1982.

The bond portion is managed by Laurie Carroll. Ms. Carroll has managed the fund since its inception and has been employed by Dreyfus as a portfolio manager since October 17, 1994. Ms. Carroll is a Senior Vice President and portfolio manager at Mellon Bank. Ms. Carroll has been employed by Mellon Bank since 1986

Concepts to understand

YEAR 2000 ISSUES: the fund could be adversely affected if the computer systems used by Dreyfus and the fund's other service providers do not properly process and calculate date-related information from and after January 1, 2000.

Dreyfus is working to avoid year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by year 2000-related problems. This could have an impact on the value of the fund's investments and its share price.

The Fund       3

FINANCIAL HIGHLIGHTS

The following tables describe the performance of each share class for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been
independently audited by [                    ], whose report, along with the
fund's financial statements, is included in the annual report.

                                                    YEAR ENDED OCTOBER 31,

 CLASS A                                                                        1998       1997       1996      1995      1994(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                                       13.71     11.91      10.08       9.73

 Investment operations:  Investment income -- net                                             .34       .31        .28        .11

                         Net realized and unrealized gain (loss)
                         on investments                                                      2.77      1.88       1.82        .34

 Total from investment operations                                                            3.11      2.19       2.10        .45

 Distributions:          Dividends from investment income -- net                             (.28)     (.31)      (.27)      (.10)

                         Dividends from net realized gain on investments                    (1.37)     (.08)         --         --

 Total distributions                                                                        (1.65)     (.39)      (.27)      (.10)

 Net asset value, end of period                                                             15.17      13.71      11.91      10.08

 Total return (%) (3)                                                                       25.24      18.71      21.17     4.68(3)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                                 1.25      1.25       1.25       .71(3)

 Ratio of net investment income to average net assets (%)                                    2.21      2.39       2.65      1.09(3

 Portfolio turnover rate (%)                                                                98.88     85.21      53.20      83.00
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                                     14,687     6,275      1,650      1,798

(1)  THE FUND COMMENCED SELLING INVESTOR SHARES ON APRIL 14, 1994. ON OCTOBER 17, 1994, INVESTOR SHARES WERE REDESIGNATED AS CLASS A
SHARES.

(2)  EXCLUSIVE OF SALES LOAD.

(3)  NOT ANNUALIZED.

                                                                                                   YEAR ENDED OCTOBER 31,

 CLASS B                                                                                    1998       1997      1996      1995(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                                                  13.68      11.89       9.76

 Investment operations:  Investment income -- net                                                        .23        .21        .14

                         Net realized and unrealized gain (loss) on investments                         2.77       1.87       2.11

 Total from investment operations                                                                       3.00       2.08       2.25

 Distributions:          Dividends from investment income -- net                                       (.19)      (.21)      (.12)

                         Dividends from net realized gain on investments                              (1.37)      (.08)         --

 Total distributions                                                                                  (1.56)      (.29)      (.12)

 Net asset value, end of period                                                                        15.12      13.68      11.89

 Total return (%) (2)                                                                                  24.27      17.76    23.19(3)
------------------------------------------------------------------------------------------------------------------------------------


RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                                            2.00       2.00     1.73(3)

 Ratio of net investment income to average net assets (%)                                               1.47       1.65     2.16(3)

 Portfolio turnover rate (%)                                                                           98.88      85.21    53.20(3)
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                                                28,940      9,141      3,118

(1)  THE FUND COMMENCED SELLING CLASS B SHARES ON DECEMBER 19, 1994.

(2)  EXCLUSIVE OF SALES LOAD.     (3) NOT ANNUALIZED.


4A

                                                       YEAR ENDED OCTOBER 31,

 CLASS C                                                                                    1998       1997      1996      1995(1)
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

 Net asset value, beginning of period                                                                  13.70      11.90      9.76

 Investment operations:  Investment income -- net                                                        .24        .25       .11

                         Net realized and unrealized gain (loss) on investments                         2.78       1.84      2.15

 Total from investment operations                                                                       3.02       2.09      2.26

 Distributions:          Dividends from investment income -- net                                        (.19)      (.21)     (.12)

                         Dividends from net realized gain on investments                               (1.37)      (.08)       --

 Total distributions                                                                                   (1.56)      (.29)     (.12)

 Net asset value, end of period                                                                        15.16      13.70     11.90

 Total return (%) (2)                                                                                  24.41      17.83     23.29(3)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                                            2.00       2.00      1.73(3)

 Ratio of net investment income to average net assets (%)                                               1.47       1.62      2.16(3)

 Portfolio turnover rate (%)                                                                           98.88      85.21     53.20(3)
------------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period ($ x 1,000)                                                                 2,017        237         6

(1)  THE FUND COMMENCED SELLING CLASS C SHARES ON DECEMBER 19, 1994.

(2)  EXCLUSIVE OF SALES LOAD.

(3)  NOT ANNUALIZED.

                                                                                              YEAR ENDED OCTOBER 31,

 CLASS R                                                                        1998       1997       1996      1995      1994(1)
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

 Net asset value, beginning of period                                                       13.72     11.92      10.09      10.18

 Investment operations:  Investment income -- net                                             .36       .34        .31      .20(3)

                         Net realized and unrealized gain (loss) on investments              2.79      1.88       1.81      (.13)

 Total from investment operations                                                            3.15      2.22       2.12        .07

 Distributions:          Dividends from investment income -- net                            (.32)     (.34)      (.29)      (.16)

                         Dividends from net realized gain on investments                   (1.37)     (.08)         --         --

 Total distributions                                                                       (1.69)     (.42)      (.29)      (.16)

 Net asset value, end of period                                                             15.18     13.72      11.92      10.09

 Total return (%)                                                                           25.56     18.99      21.46        .68
------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                                 1.00      1.00       1.00     1.04(5)

 Ratio of net investment income to average net assets (%)                                    2.44      2.68       2.89       2.23

 Portfolio turnover rate (%)                                                                98.88     85.21      53.20      83.00
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                                    148,605   129,744     97,881     75,720

[PLEASE EVALUATE. THERE ARE 7 FOOTNOTES FOR THIS TABLE.]

The Fund       5

Your Investment

ACCOUNT POLICIES

THE DREYFUS PREMIER FUNDS are designed primarily for people who are investing through a third party, such as a bank, broker-dealer or financial adviser, or in a 401(k) or other retirement plan. Third parties with whom you open a fund account may impose policies, limitations and fees which are different from those described here.

YOU WILL NEED TO CHOOSE A SHARE CLASS before making your initial investment. In making your choice, you should weigh the impact of all potential costs over the length of your investment, including sales charges and annual fees. For example, in some cases, it can be more economical to pay an initial sales charge than to choose a class with no initial sales charge but higher annual fees and a CDSC.

 . Class A shares can be the most cost-effective choice, if you are investing for the long term, especially if you are investing $100,000 or more.

 . Class B shares can make sense if you have a long time horizon and are investing less than $50,000.

 . Class C shares may be appropriate if you have a shorter or less certain time horizon and are investing less than $50,000.

 . Class R shares are designed for eligible institu- tions on behalf of their clients. Individuals may not purchase these shares directly.

Consult your financial representative for more information.

Share class charges

EACH SHARE CLASS has its own fee structure. In some cases, you may not have to pay, or may qualify for a reduced sales charge to buy or sell shares. Contact your financial representative to see if this may apply to you. Shareholders owning Class A shares on December 19, 1994 are not subject to any front-end sales loads. Shareholders owning Class A shares on November 30, 1996 are subject to reduced loads. See the SAI.
--------------------------------------------------------------------------------

Sales charges

CLASS A -- CHARGED WHEN YOU BUY SHARES

                                    Sales charge           Sales charge as
                                    deducted as a %        a % of your
Your investment                     of offering price      net investment
--------------------------------------------------------------------------------

Up to $49,999                       5.75%                      6.10%

$50,000 -- $99,999                  4.50%                      4.70%

$100,000 -- $249,999                3.50%                      3.60%

$250,000 -- $499,999                2.50%                      2.60%

$500,000 -- $999,999                2.00%                      2.00%

$1 million or more*                 0.00%                      0.00%

* A 1.00% contingent deferred sales charge may be charged on any shares sold within one year of purchase (except shares bought through reinvestment).

Class A shares also carry an annual Rule 12b-1 fee of 0.25% of the class's average net assets.
--------------------------------------------------------------------------------

CLASS B -- CHARGED WHEN YOU SELL SHARES

                                    Contingent deferred sales charge
Time since you bought               as a % of your initial investment or
the shares you are selling          your redemption (whichever is less)
--------------------------------------------------------------------------------

Up to 2 years                       4.00%

2 -- 4 years                        3.00%

4 -- 5 years                        2.00%

5 -- 6 years                        1.00%

More than 6 years                   Shares will automatically
                                    convert to Class A

Class B shares also carry an annual Rule 12b-1 fee of 1.00% of the class's average daily net assets.
--------------------------------------------------------------------------------

CLASS C -- CHARGED WHEN YOU SELL SHARES

A 1.00% CDSC is imposed on redemptions made within the first year of purchase. Class C shares also carry an annual Rule 12b-1 fee of 1.00% of the class's average daily net assets.
--------------------------------------------------------------------------------

CLASS R -- NO SALES LOAD OR 12B-1 FEES

Reduced Class A sales charge

LETTER OF INTENT: lets you purchase Class A shares over a 13-month period and receive the same sales charge as if all shares had been purchased at once.

RIGHT OF ACCUMULATION: lets you add the value of any Class A shares you already own to the amount of your next Class A investment for purposes of calculating the sales charge.

CONSULT THE STATEMENT OF ADDITIONAL INFORMATION (SAI) OR YOUR FINANCIAL REPRESENTATIVE FOR MORE DETAILS.

6A

Buying shares

THE NET ASSET VALUE (NAV) of each class is generally calculated as of the close of trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern time) every day the exchange is open. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other entity authorized to accept orders on behalf of the fund. The fund's investments are valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the fund's board.

ORDERS RECEIVED BY DEALERS by the close of trading on the NYSE and transmitted to the distributor or its designee by the close of its business day (normally 5:
15 p.m. Eastern time) will be based on the NAV determined as of the close of trading on the NYSE that day.
--------------------------------------------------------------------------------
Minimum investments
                                   Initial            Additional
--------------------------------------------------------------------------------

REGULAR ACCOUNTS                   $1,000             $100; $500 FOR
                                                      TELETRANSFER INVESTMENTS

TRADITIONAL IRAS                   $750               NO MINIMUM

SPOUSAL IRAS                       $750               NO MINIMUM

ROTH IRAS                          $750               NO MINIMUM

EDUCATION IRAS                     $500               NO MINIMUM
                                                      AFTER THE FIRST YEAR

DREYFUS AUTOMATIC                  $100               $100
INVESTMENT PLANS

All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum TeleTransfer purchase is $150,000 per day.

Concepts to understand

NET ASSET VALUE (NAV): the market value of one share, computed by dividing the total net assets of a fund or class by its shares outstanding. The fund's Class A shares are offered to the public at NAV plus a sales charge. Classes B, C and R are offered at NAV, but may be subject to higher annual operating fees and a sales charge upon redemption.

Selling shares

YOU MAY SELL SHARES AT ANY TIME through your financial representative, or you can contact the fund directly. Your shares will be sold at the next NAV calculated after your order is accepted by the fund's transfer agent or other entity authorized to accept orders on behalf of the fund. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.

TO KEEP YOUR CDSC AS LOW AS POSSIBLE, each time you request to sell shares we will first sell shares that are not subject to a CDSC, and then those subject to the lowest charge. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. There are certain instances when you may qualify to have the CDSC waived. Consult your financial representative or the SAI for details.

BEFORE SELLING RECENTLY PURCHASED SHARES, please note that if the fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds until it has collected payment, which may take up to eight business days.

Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

 . amounts of $1,000 or more on accounts whose address has been changed within the last 30 days

 .  requests to send the proceeds to a different payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A SIGNATURE GUARANTEE helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.

Your Investment       7

General policies

IF YOUR ACCOUNT FALLS BELOW $500, the fund may ask you to increase your balance. If it is still below $500 after 45 days, the fund may close your account and send you the proceeds.

UNLESS YOU DECLINE TELEPHONE PRIVILEGES on your application, you may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

THE FUND RESERVES THE RIGHT TO:

 . refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group who, in the fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the fund within a calendar year)

 . refuse any purchase or exchange request in excess of 1% of the fund's total assets

 . change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

 .  change its minimum investment amounts

 . delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

The fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).

DISTRIBUTIONS AND TAXES

THE FUND GENERALLY PAYS ITS SHAREHOLDERS quarterly dividends from its net investment income, and distributes any net capital gains that it has realized once a year. Each share class will generate a different dividend because each has different expenses. Your distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

FUND DIVIDENDS AND DISTRIBUTIONS ARE TAXABLE to most investors (unless your investment is in an IRA or other tax-advantaged account). The tax status of any distribution is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash. In general, distributions are taxable as follows:
--------------------------------------------------------------------------------

Taxability of distributions

Type of                       Tax rate for          Tax rate for

distribution                  15% bracket           28% bracket or above
--------------------------------------------------------------------------------

INCOME                        ORDINARY              ORDINARY
DIVIDENDS                     INCOME RATE           INCOME RATE

SHORT-TERM                    ORDINARY              ORDINARY
CAPITAL GAINS                 INCOME RATE           INCOME RATE

LONG-TERM
CAPITAL GAINS                 10%                   20%

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Taxes on transactions

Except between tax-deferred accounts, any sale or exchange of fund shares may generate a tax liability. Of course, withdrawals or distributions from tax-deferred accounts are taxable when received.

The table above can provide a guide for potential tax liability when selling or exchanging fund shares. "Short-term capital gains" applies to fund shares sold up to 12 months after buying them. "Long-term capital gains" applies to shares sold after 12 months.

SERVICES FOR FUND INVESTORS

THE THIRD PARTY THROUGH WHOM YOU PURCHASED fund shares may impose different restrictions on these services and privileges offered by the fund, or may not make them available at all. Consult your financial representative for more information on the availability of these services and privileges.

Automatic services

BUYING OR SELLING SHARES AUTOMATICALLY is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application, or by calling your financial representative or 1-800-554-4611.
--------------------------------------------------------------------------------

For investing

DREYFUS AUTOMATIC               For making automatic investments
ASSET BUILDER((reg.tm))         from a designated bank account.

DREYFUS GOVERNMENT              For making automatic investments
DIRECT DEPOSIT                  from your federal employment,
PRIVILEGE                       Social Security or other regular
                                federal government check.

DREYFUS DIVIDEND                For automatically reinvesting the
SWEEP                           dividends and distributions from
                                one Dreyfus fund into another
                                (not available for IRAs).
--------------------------------------------------------------------------------

For exchanging shares

DREYFUS AUTO-                   For making regular exchanges
EXCHANGE PRIVILEGE              from one Dreyfus fund into
                                another.
--------------------------------------------------------------------------------

For selling shares

DREYFUS AUTOMATIC               For making regular withdrawals
WITHDRAWAL PLAN                 from most Dreyfus funds. There will  be no CDSC
                                on Class B shares, as long as the amounts withdrawn do not exceed 12% annually of the account value at the time the shareholder elects to participate in the plan.

Exchange privilege

YOU CAN EXCHANGE SHARES WORTH $500 OR MORE (no minimum for retirement accounts) from one class of the fund or into the same class of another Dreyfus Premier fund. You can request your exchange by contacting your financial representative. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange will have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has a higher one.

TeleTransfer privilege

TO MOVE MONEY BETWEEN YOUR BANK ACCOUNT and your Dreyfus fund account with a phone call, use the TeleTransfer privilege. You can set up TeleTransfer on your account by providing bank account information and following the instructions on your application, or contact your financial representative.

Reinvestment privilege

UPON WRITTEN REQUEST, YOU CAN REINVEST up to the number of Class A or B shares you redeemed within 45 days of selling them at the current share price without any sales charge. If you paid a CDSC, it will be credited back to your account. This privilege may be used only once.

Account statements

EVERY FUND INVESTOR automatically receives regular account statements. You'll also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

Your Investment       9

INSTRUCTIONS FOR REGULAR ACCOUNTS

   TO OPEN AN ACCOUNT

            In Writing

   Complete the application.

   Mail your application and a check to:
Name of Fund P.O. Box 6587, Providence, RI 02940-6587 Attn: Institutional Processing


TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check.

Mail the slip and the check to: Name of Fund P.O. Box 6587, Providence, RI 02940-6587 Attn: Institutional Processing


           By Telephone

   WIRE  Have your bank send your
investment to Boston Safe Deposit & Trust Co, with these instructions:

   * ABA# 011001234

   * DDA# 044350

   * the fund name

   * the share class

   * your Social Security or tax ID number

   * name(s) of investor(s)

   * dealer number if applicable

   Call us to obtain an account number. Return your application with the account number on the application.

WIRE Have your bank send your investment to Boston Safe Deposit & Trust Co, with these instructions:

* ABA# 011001234

* DDA# 044350

* the fund name

* the share class

* your account number

* name(s) of investor(s)

* dealer number if applicable

ELECTRONIC CHECK Same as wire, but before your account number insert "4130" for Class A, "4140" for Class B, "4150" for Class C, "4160" for Class R

TELETRANSFER Request TeleTransfer on your application. Call us to request your transaction.

           Automatically

   WITH AN INITIAL INVESTMENT Indicate on your application which automatic service(s) you want. Return your application with your investment.

ALL SERVICES Call us or your financial representative to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials.

TO SELL SHARES

Write a letter of instruction that includes:

* your name(s) and signature(s)

* your account number

* the fund name

* the dollar amount you want to sell

* how and where to send the proceeds

Obtain a signature guarantee or other  documentation, if required  (see Page 9)

Mail your request to: The Dreyfus Family of Funds P.O. Box 6587, Providence, RI 02940-6587 Attn: Institutional Processing

TELETRANSFER Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be sent to your bank by electronic check.

AUTOMATIC WITHDRAWAL PLAN Call us or your financial representative to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Be sure to maintain an account balance of $5,000 or more.

To open an account, make subsequent investments or to sell shares, please contact your financial representative or call toll free in the U.S. 1-800-554-4611. Make checks payable to: THE DREYFUS FAMILY OF FUNDS

Concepts to understand

WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

10A

INSTRUCTIONS FOR IRAS

   TO OPEN AN ACCOUNT

            In Writing

   Complete an IRA application, making sure to specify the fund name and to indicate the year the contribution is for.

   Mail your application and a check to:
The Dreyfus Trust Company, Custodian P.O. Box 6427, Providence, RI 02940-6427
Attn: Institutional Processing

TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check. Indicate the year the contribution is for.

Mail in the slip and the check to: The Dreyfus Trust Company, Custodian P.O. Box 6427, Providence, RI 02940-6427 Attn: Institutional Processing

           By Telephone

WIRE Have your bank send your investment to Boston Safe Deposit & Trust Co., with these instructions:

* ABA# 021000018

* DDA# 044350

* the fund name

* the share class

* your account number

* name of investor

* the contribution year

* dealer number if applicable

ELECTRONIC CHECK Same as wire, but before your account number insert "4130" for Class A, "4140" for Class B, "4150" for Class C, "4160" for Class R

            Automatically

ALL SERVICES Call us or your financial representative to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials. All contributions will count as current year.

TO SELL SHARES

Write a letter of instruction that includes:

* your name and signature

* your account number and fund name

* the dollar amount you want to sell

* how and where to send the proceeds

* whether the distribution is qualified or premature

* whether the 10% TEFRA should be withheld

Obtain a signature guarantee or other documentation, if required (see Page 9).

Mail in your request to: The Dreyfus Trust Company P.O. Box 6427, Providence, RI 02940-6427 Attn: Institutional Processing

SYSTEMATIC WITHDRAWAL PLAN Call us to request instructions to establish the plan.

For information and assistance, contact your financial representative or call toll free in the U.S. 1-800-554-4611. Make checks payable to: THE DREYFUS TRUST COMPANY, CUSTODIAN

Your Investment       11

For More Information

Dreyfus Premier Balanced Fund

A Series of The Dreyfus/Laurel Funds, Inc.
--------------------------------------

SEC file number:  811-5270

More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund's performance, lists portfolio holdings and contains a letter from the fund's manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund's performance during the last fiscal year.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call your financial representative or 1-800-554-4611

BY MAIL Write to: The Dreyfus Premier Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144

ON THE INTERNET Text-only versions of fund documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009.

(COPYRIGHT) 1999, Dreyfus Service Corporation
342P0399

[Application p 1 here]

[Application p 2 here]

Dreyfus Premier Limited Term Income Fund

Investing in fixed income securities for high current income

PROSPECTUS March 1, 1999

(REGISTERED)

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

As with all mutual funds, the Securities and Exchange Commission doesn't guarantee that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to state otherwise.

The Fund

Dreyfus Premier Limited Term Income Fund
                  ---------------------------------
                  Ticker Symbols  CLASS A: DPIAX
                                  CLASS B: DPIBX
                                  CLASS C: DPICX
                                  CLASS R: N/A

Contents

The Fund
--------------------------------------------------------------------------------

Goal/Approach                                                             2

Main Risks                                                                3

Past Performance                                                          3

Expenses                                                                  4

Management                                                                5

Financial Highlights                                                      6

Your Investment
--------------------------------------------------------------------------------

Account Policies                                                          8

Distributions and Taxes                                                  10

Services for Fund Investors                                              11

Instructions for Regular Accounts                                        12

Instructions for IRAs                                                    13

For More Information
--------------------------------------------------------------------------------

INFORMATION ON THE FUND'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.



GOAL/APPROACH
------------------

The fund seeks to provide shareholders with as high a level of current income as is consistent with safety of principal and maintenance of liquidity. This objective may be changed without shareholder approval. To pursue its goal, the fund normally invests at least 65% of total assets in various types of U.S. and foreign investment grade bonds or their unrated equivalent as determined by Dreyfus. The fund's portfolio may include government bonds, mortgage-backed securities and corporate debt.

To select securities for the fund, the portfolio manager conducts extensive research into the credit history and current financial strength of investment grade bond issuers. The portfolio manager also examines such factors as maturity of the securities, the long-term outlook for the industry in which an issuer operates, the economy and the bond market.

Although the portfolio manager may invest in individual bonds with different remaining maturities, the fund's dollar-weighted average maturity will be no more than 10 years. Investors generally consider such a maturity to be intermediate.





Concepts to understand

INVESTMENT GRADE BONDS: independent rating organizations analyze and evaluate a bond issuer's credit history and ability to repay debts. Based on their assessment, they assign letter grades that reflect the issuer's creditworthiness. AAA or Aaa represents the highest credit rating, AA/Aa the second highest, and so on down to D, for defaulted debt. Bonds rated BBB or Baa and above are considered investment grade.

MATURITY: length of time between the date on which a bond is issued and the date the principal amount must be paid. Bonds with a longer maturity tend to offer higher yields, but generally fluctuate more in price than shorter-term counterparts.

MAIN RISKS----------------------------------------------------------------------

Prices of bonds tend to move inversely with changes in interest rates. While a rise in rates may allow the fund to invest for higher yields, the most immediate effect is usually a drop in bond prices, and therefore in the fund's share price as well. As a result, the value of your investment in the fund could go up and down, which means you could lose money. To the extent that the fund maintains a longer maturity than short-term funds, its share price will react more strongly to interest rate movements.

Other risk factors could have an effect on the fund's performance:

o if an issuer fails to make timely interest or principal payments or there is a decline in the credit quality of a bond, or the perception of a decline, the bond's value could fall, potentially lowering the fund's share price.

o while some of the fund's securities may carry guarantees by the U.S. government or its agencies, these guarantees do not apply to shares of the fund itself.

o if the loans underlying the fund's mortgage related securities are paid off earlier or later than expected, which could occur because of movements in market interest rates, the fund's share price or yield could be hurt.

o foreign securities carry additional risks beyond comparable types of securities from the United States, meaning that the price and yield of any foreign debt security the fund may own could be affected by such factors of political and economic instability, changes in currency exchange rates and less liquid markets for such securities.



Other potential risks

At times, the fund may engage in short-term trading. This could increase the fund's transaction costs and taxable distributions, lowering its after-tax performance accordingly.


PAST PERFORMANCE----------------------------------------------------------------

The first table below shows how the performance of the fund's Class R shares has varied from year to year. The second table compares the performance of each of the fund's share classes over time to that of the Lehman Brothers Aggregate Bond Index, a widely recognized unmanaged index of bond performance. These returns reflect any applicable sales loads. Both tables assume the reinvestment of dividends and distributions. As with all mutual funds, the past is not a prediction of the future.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

[INSERT BAR GRAPH INFORMATION]

BEST QUARTER:                    QX 'XX                      X.XX%

WORST QUARTER:                   QX 'XX                      X.XX%



--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/98

                    Inception date      1 Year       5 Years       Life of fund
--------------------------------------------------------------------------------

CLASS A                 (4/7/94)         X.XX%           --            X.XX%

CLASS B                (12/19/94)        X.XX%           --            X.XX%

CLASS C                (12/19/94)        X.XX%           --            X.XX%

CLASS R                 (7/11/91)        X.XX%           --            X.XX%

LEHMAN BROTHERS
AGGREGATE BOND INDEX                     X.XX%         X.XX%           X.XX%*

* FOR COMPARATIVE PURPOSES, THE VALUE OF THE INDEX ON XX/XX/XX IS USED AS THE BEGINNING VALUE ON XX/XX/XX.

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.



                                                                The Fund       3

EXPENSES------------------------------------------------------------------------

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the tables below.

Fee table

                                                                             CLASS A         CLASS B        CLASS C        CLASS R
------------------------------------------------------------------------------------------------------------------------------------


SHAREHOLDER TRANSACTION FEES (FEES PAID FROM YOUR ACCOUNT)

Maximum sales charge on purchases

AS A % OF OFFERING PRICE                                                        3.00           NONE           NONE           NONE

Maximum deferred sales charge (CDSC)

AS A % OF PURCHASE OR SALE PRICE, WHICHEVER IS LESS                             NONE*          3.00            .75           NONE
------------------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES PAID FROM FUND ASSETS)

% OF AVERAGE DAILY NET ASSETS

Management fees                                                                  .60            .60            .60            .60

12b-1 fee                                                                        .25            .75            .75           NONE

Other expenses                                                                   .00            .00            .00            .00
------------------------------------------------------------------------------------------------------------------------------------

TOTAL                                                                            .85           1.35           1.35            .60


* SHARES BOUGHT WITHOUT AN INITIAL SALES CHARGE AS PART OF AN INVESTMENT OF $1 MILLION OR MORE MAY BE CHARGED A CDSC OF 1.00% IF REDEEMED WITHIN ONE YEAR.




Expense example

                            1 Year       3 Years        5 Years        10 Years
--------------------------------------------------------------------------------

CLASS A                     $0,000        $0,000         $0,000        $0,000

CLASS B
WITH REDEMPTION             $0,000        $0,000         $0,000        $0,000**

WITHOUT REDEMPTION          $0,000        $0,000         $0,000        $0,000**

CLASS C
WITH REDEMPTION             $0,000        $0,000         $0,000        $0,000
WITHOUT REDEMPTION          $0,000        $0,000         $0,000        $0,000

CLASS R                     $0,000        $0,000         $0,000        $0,000

** ASSUMES CONVERSION OF CLASS B TO CLASS A AT END OF THE SIXTH YEAR FOLLOWING THE DATE OF PURCHASE.

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to The Dreyfus Corporation for managing the fund. Unlike the arrangements between most investment advisers, Dreyfus pays all fund expenses except for brokerage fees, taxes, interest, fees and expenses of the independent directors, Rule 12b-1 fees and extraordinary expenses.

12B-1 FEE: the fee paid out of fund assets (attributable to appropriate share classes) for promotional expenses and shareholder service. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

MANAGEMENT----------------------------------------------------------------------

The investment adviser for the fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages one of the nation's leading mutual fund complexes, with more than $110 billion in more than 160 mutual fund portfolios. Dreyfus is the mutual fund business of Mellon Bank Corporation, a broad-based financial services company with a bank at its core. With more than $350 billion of assets under management and $1.7 trillion of assets under administration and custody, Mellon provides a full range of banking, investment and trust products and services to individuals, businesses and institutions. Its mutual fund companies place Mellon as the leading bank manager of mutual funds. Mellon is headquartered in Pittsburgh, Pennsylvania.


Management philosophy

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, the firm seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

Portfolio manager

The fund is managed by Laurie Carroll. Ms. Carroll has managed the fund since its inception and has been employed by Dreyfus as a portfolio manager since October 17, 1994. Ms. Carroll is a Senior Vice President and portfolio manager at Mellon Bank. Ms. Carroll has been employed by Mellon Bank since 1986.




Concepts to understand

YEAR 2000 ISSUES: the fund could be adversely affected if the computer systems used by Dreyfus and the fund's other service providers do not properly process and calculate date-related information from and after January 1, 2000.

Dreyfus is working to avoid year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by year 2000-related problems. This could have an impact on the value of the fund's investments and its share price.




                                                                The Fund       5

FINANCIAL HIGHLIGHTS------------------------------------------------------------

The following tables describe the performance of each share class for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by [ ], whose report, along with the fund's financial statements, is included in the annual report.




                                                                                               YEAR ENDED OCTOBER 31,
 CLASS A                                                                         1998       1997       1996      1995      1994(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

Net asset value, beginning of period                                                        10.78     10.84      10.22      10.49

Investment operations:  Investment income -- net                                              .62       .58        .56        .28

                        Net realized and unrealized gain (loss) on investments                .19     (.07)        .62      (.27)

Total from investment operations                                                              .81       .51       1.18        .01

Distributions:          Dividends from investment income -- net                             (.63)     (.57)      (.56)      (.28)

Net asset value, end of period                                                              10.96     10.78      10.84      10.22

Total return (%) (3)                                                                         7.80      4.85      11.83        .11
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                                   .85       .85        .85      .83(3)

 Ratio of net investment income to average net assets (%)                                     5.80      5.38       5.33     4.47(3)

 Portfolio turnover rate (%)                                                                129.94    153.63      73.00     117.00
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                                       1,169     1,001      1,150        932

(1)  FOR THE PERIOD FROM APRIL 7, 1994 THROUGH OCTOBER 31, 1994.

(2)  EXCLUSIVE OF SALES LOAD.

(3)  ANNUALIZED.



                                                                                                     YEAR ENDED OCTOBER 31,
 CLASS B                                                                                    1998       1997      1996      1995(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                                                  10.78      10.84      10.15

 Investment operations:  Investment income -- net                                                        .56        .52        .47

                         Net realized and unrealized gain (loss) on investments                          .23      (.07)        .69

 Total from investment operations                                                                        .79        .45       1.16

 Distributions:          Dividends from investment income -- net                                       (.57)      (.51)      (.47)

 Net asset value, end of period                                                                        11.00      10.78      10.84

 Total return (%)(3)                                                                                    7.56       4.33      11.32
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                                            1.35       1.35     1.35(3)

 Ratio of net investment income to average net assets (%)                                               5.06       4.86     4.85(3)

 Portfolio turnover rate (%)                                                                          129.94     153.63      73.00
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                                                   542        143         78



(1)  FOR THE PERIOD FROM DECEMBER 19, 1994 THROUGH OCTOBER 31, 1995.

(2)  EXCLUSIVE OF SALES LOAD.

(3)  ANNUALIZED.

                                                                                                         YEAR ENDED OCTOBER 31,
 CLASS C                                                                                    1998       1997      1996      1995(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                                                  10.73      10.84      10.15

 Investment operations:  Investment income (loss) -- net                                              (1.98)       3.05        .48

                         Net realized and unrealized gain (loss) on investments                         2.65     (2.65)        .69

 Total from investment operations                                                                        .67        .40       1.17

 Distributions:          Dividends from investment income -- net                                       (.56)      (.51)      (.48)

 Net asset value, end of period                                                                        10.84      10.73      10.84

 Total return (%)(3)                                                                                    6.49       3.83      11.32
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                                            1.35       1.41         --

 Ratio of net investment income to average net assets (%)                                               4.98       5.50         --

 Portfolio turnover rate (%)                                                                          129.94     153.63      73.00
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                                                   349         --         --


(1)  FOR THE PERIOD FROM DECEMBER 19, 1994 THROUGH OCTOBER 31, 1995.

(2)  EXCLUSIVE OF SALES LOAD.



                                                                                              YEAR ENDED OCTOBER 31,

 CLASS R                                                                         1998       1997       1996      1995       1994
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                                        10.78     10.84      10.22      11.07

 Investment operations:  Investment income -- net                                              .65       .60        .58        .49

                         Net realized and unrealized gain (loss) on investments                .19     (.06)        .62      (.75)

 Total from investment operations                                                              .84       .54       1.20      (.26)

 Distributions:          Dividends from investment income -- net                             (.66)     (.60)      (.58)      (.53)

                         Dividends from net realized gain on investments                        --        --         --      (.06)

 Total distributions                                                                         (.66)     (.60)      (.58)      (.59)

 Net asset value, end of period                                                              10.96     10.78      10.84      10.22

 Total return (%)                                                                             8.09      5.12      12.11     (2.46)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                                   .60       .60        .60        .60

 Ratio of net investment income to average net assets (%)                                     6.06      5.62       5.58       4.70

 Portfolio turnover rate (%)                                                                129.94    153.63      73.00     117.00
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                                      47,532   49, 664     69,924     82,406



                                                                The Fund       7

YOUR INVESTMENT

ACCOUNT POLICIES
-------------------

THE DREYFUS PREMIER FUNDS are designed primarily for people who are investing through a third party, such as a bank, broker-dealer or financial adviser, or in a 401(k) or other retirement plan. Third parties with whom you open a fund account may impose policies, limitations and fees which are different from those described here. Consult your financial representative for more information.

YOU WILL NEED TO CHOOSE A SHARE CLASS before making your initial investment. In making your choice, you should weigh the impact of all potential costs over the length of your investment, including sales charges and annual fees. For example, in some cases, it can be more economical to pay an initial sales charge than to choose a class with no initial sales charge but higher annual fees and a CDSC.

o Class A shares can be the most cost-effective choice, if you are investing for the long term, especially if you are investing $100,000 or more.

o Class B shares can make sense if you have a long time horizon and are investing less than $100,000.

o Class C shares may be appropriate if you have a shorter or less certain time horizon and are investing less than $100,000.

o Class R shares are designed for eligible institutions on behalf of their clients. Individuals may not purchase these shares directly.

Reduced Class A sales charge

LETTER OF INTENT: lets you purchase Class A shares over a 13-month period and receive the same sales charge as if all shares had been purchased at once.

RIGHT OF ACCUMULATION: lets you add the value of any Class A shares you already own to the amount of your next Class A investment for purposes of calculating the sales charge.

CONSULT THE STATEMENT OF ADDITIONAL INFORMATION (SAI) OR YOUR FINANCIAL REPRESENTATIVE FOR MORE DETAILS.


Share class charges

EACH SHARE CLASS has its own fee structure. In some cases, you may not have to pay a sales charge to buy or sell shares. Contact your financial representative to see if this may apply to you. Shareholders owning Class A shares of the fund as of December 19, 1994 may continue to purchase Class A shares without a front-end sales load.
--------------------------------------------------------------------------------

Sales charges

CLASS A -- CHARGED WHEN YOU BUY SHARES

                                    Sales charge           Sales charge as
                                    deducted as a %        a % of your
Your investment                     of offering price      net investment
--------------------------------------------------------------------------------

Less than $100,000                      3.00%                   3.10%

$100,000 -- $249,999                    2.75%                   2.80%

$250,000 -- $499,999                    2.25%                   2.30%

$500,000 -- $999,999                    2.00%                   2.00%

$1 million or more*                     0.00%                   0.00%

* A 1.00% contingent deferred sales charge may be charged on any shares sold within one year of purchase (except shares bought through reinvestment).

Class A shares also carry an annual Rule 12b-1 fee of 0.25% of the class's average net assets.
--------------------------------------------------------------------------------

CLASS B -- CHARGED WHEN YOU SELL SHARES

                                    Contingent deferred sales charge
Time since you bought               as a % of your initial investment or
the shares you are selling          your redemption (whichever is less)
--------------------------------------------------------------------------------

Up to 2 years                       3.00%

2 -- 4 years                        2.00%

4 -- 5 years                        1.00%

5 -- 6 years                        0.00%

More than 6 years                   Shares will automatically
                                    convert to Class A

Class B shares also carry an annual Rule 12b-1 fee of 0.75% of the class's average daily net assets.
--------------------------------------------------------------------------------

CLASS C -- CHARGED WHEN YOU SELL SHARES

A 0.75% CDSC is imposed on redemptions made within the first year of purchase. Class C shares also carry an annual Rule 12b-1 fee of 0.75% of the class's average daily net assets.
--------------------------------------------------------------------------------

CLASS R -- NO SALES LOAD OR 12B-1 FEES

Buying shares

THE NET ASSET VALUE (NAV) of each class is generally calculated as of the close of trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern time) every day the exchange is open. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other entity authorized to accept orders on behalf of the fund. The fund's investments are generally valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the fund's board.

ORDERS RECEIVED BY DEALERS by the close of trading on the NYSE and transmitted to the distributor or its designee by the close of its business day (normally 5:
15 p.m. Eastern time) will be based on the NAV determined as of the close of trading on the NYSE that day.

--------------------------------------------------------------------------------

Minimum investments

                                   Initial            Additional
--------------------------------------------------------------------------------

REGULAR ACCOUNTS                   $1,000             $100; $500 FOR
                                                      TELETRANSFER INVESTMENTS

TRADITIONAL IRAS                   $750               NO MINIMUM

SPOUSAL IRAS                       $750               NO MINIMUM

ROTH IRAS                          $750               NO MINIMUM

EDUCATION IRAS                     $500               NO MINIMUM
                                                      AFTER THE FIRST YEAR

DREYFUS AUTOMATIC                  $100               $100
INVESTMENT PLANS

All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum TeleTransfer purchase is $150,000 per day.

Concepts to understand

NET ASSET VALUE (NAV): the market value of one share, computed by dividing the total net assets of a fund or class by its shares outstanding. The fund's Class A shares are offered to the public at NAV plus a sales charge. Classes B, C and R are offered at NAV, but may be subject to higher annual operating fees and a sales charge upon redemption.


Selling shares

YOU MAY SELL SHARES AT ANY TIME through your financial representative, or you can contact the fund directly. Your shares will be sold at the next NAV calculated after your order is accepted by the fund's transfer agent or other entity authorized to accept orders on behalf of the fund. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.

TO KEEP YOUR CDSC AS LOW AS POSSIBLE, each time you request to sell shares we will first sell shares that are not subject to a CDSC, and then those subject to the lowest charge. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. There are certain instances when you may qualify to have the CDSC waived. Consult your financial representative or the SAI for details.

BEFORE SELLING RECENTLY PURCHASED SHARES, please note that if the fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds until it has collected payment, which may take up to eight business days.



Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

o amounts of $1,000 or more on accounts whose address has been changed within the last 30 days

o  requests to send the proceeds to a different payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A SIGNATURE GUARANTEE helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.



                                                         Your Investment       9

General policies

IF YOUR ACCOUNT FALLS BELOW $500, the fund may ask you to increase your balance. If it is still below $500 after 45 days, the fund may close your account and send you the proceeds.

UNLESS YOU DECLINE TELEPHONE PRIVILEGES on your application, you may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

THE FUND RESERVES THE RIGHT TO:

o refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group who, in the fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the fund within a calendar year)

o refuse any purchase or exchange request in excess of 1% of the fund's total assets

o change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

o  change its minimum investment amounts

o delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

The fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).

DISTRIBUTIONS AND TAXES---------------------------------------------------------

THE FUND GENERALLY PAYS ITS SHAREHOLDERS monthly dividends from its net investment income, and distributes any net capital gains that it has realized once a year. Each share class will generate a different dividend because each has different expenses. Your distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

FUND DIVIDENDS AND DISTRIBUTIONS ARE TAXABLE to most investors (unless your investment is in an IRA or other tax-advantaged account). The tax status of any distribution is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash. In general, distributions are taxable as follows:

--------------------------------------------------------------------------------

Taxability of distributions

Type of                       Tax rate for          Tax rate for

distribution                  15% bracket           28% bracket or above
--------------------------------------------------------------------------------

INCOME                        ORDINARY              ORDINARY
DIVIDENDS                     INCOME RATE           INCOME RATE

SHORT-TERM                    ORDINARY              ORDINARY
CAPITAL GAINS                 INCOME RATE           INCOME RATE

LONG-TERM
CAPITAL GAINS                 10%                   20%

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Taxes on transactions

Except between  tax-deferred  accounts,  any sale or exchange of fund shares may
generate  a  tax  liability.  Of  course,   withdrawals  or  distributions  from
tax-deferred accounts are taxable when received.

The table above can provide a guide for potential tax liability when selling or exchanging fund shares. "Short-term capital gains" applies to fund shares sold up to 12 months after buying them. "Long-term capital gains" applies to shares sold after 12 months.

SERVICES FOR FUND INVESTORS-----------------------------------------------------

THE THIRD PARTY THROUGH WHOM YOU PURCHASED fund shares may impose different restrictions on these services and privileges offered by the fund, or may not make them available at all. Consult your financial representative for more information on the availability of these services and privileges.

Automatic services

BUYING OR SELLING SHARES AUTOMATICALLY is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application, or by calling your financial representative or 1-800-554-4611.

--------------------------------------------------------------------------------

For investing

DREYFUS AUTOMATIC               For making automatic investments
ASSET BUILDER((REGISTERED))     from a designated bank account.

DREYFUS GOVERNMENT              For making automatic investments
DIRECT DEPOSIT                  from your federal employment,
PRIVILEGE                       Social Security or other regular
                                federal government check.

DREYFUS DIVIDEND                For automatically reinvesting the
SWEEP                           dividends and distributions from
                                one Dreyfus fund into another
                                (not available for IRAs).
--------------------------------------------------------------------------------

For exchanging shares

DREYFUS AUTO-                   For making regular exchanges
EXCHANGE PRIVILEGE              from one Dreyfus fund into
                                another.
--------------------------------------------------------------------------------

For selling shares

DREYFUS AUTOMATIC               For making regular withdrawals
WITHDRAWAL PLAN                 from most Dreyfus funds. There
                                will be no CDSC on Class B
                                shares, as long as the amounts
                                withdrawn do not exceed 12%
                                annually of the account value
                                at the time the shareholder
                                elects to participate in the
                                plan.

Exchange privilege

YOU CAN EXCHANGE SHARES WORTH $500 OR MORE (no minimum for retirement accounts) from one class of the fund into the same class of another Dreyfus Premier fund. You can request your exchange by contacting your financial representative. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange will generally have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has a higher one.

TeleTransfer privilege

TO MOVE MONEY BETWEEN YOUR BANK ACCOUNT and your Dreyfus fund account with a phone call, use the TeleTransfer privilege. You can set up TeleTransfer on your account by providing bank account information and following the instructions on your application, or contact your financial representative.

Reinvestment privilege

UPON WRITTEN REQUEST, YOU CAN REINVEST up to the number of Class A or B shares you redeemed within 45 days of selling them at the current share price without any sales charge. If you paid a CDSC, it will be credited back to your account. This privilege may be used only once.

Account statements

EVERY FUND INVESTOR automatically receives regular account statements. You'll also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.



                                                        Your Investment       11

INSTRUCTIONS FOR REGULAR ACCOUNTS

TO OPEN AN ACCOUNT

In Writing----------------------------------------------------------------------

Complete the application.

Mail your application and a check to:
Name of Fund
P.O. Box 6587, Providence, RI 02940-6587
Attn: Institutional Processing


TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check.

Mail the slip and the check to: Name of Fund P.O. Box 6587, Providence, RI 02940-6587 Attn: Institutional Processing


TO SELL SHARES

Write a letter of instruction that includes:

* your name(s) and signature(s)
* your account number
* the fund name
* the dollar amount you want to sell
* how and where to send the proceeds

Obtain a signature guarantee or other  documentation, if required  (see Page 9)

Mail your request to: The Dreyfus Family of Funds P.O. Box 6587, Providence, RI 02940-6587 Attn: Institutional Processing


By Telephone--------------------------------------------------------------------

WIRE Have your bank send your investment to Boston Safe Deposit & Trust Co, with these instructions:

* ABA# 011001234
* DDA# 044350
* the fund name
* the share class
* your Social Security or tax ID number
* name(s) of investor(s)
* dealer number if applicable

Call us to obtain an account number. Return your application with the account number on the application.

WIRE Have your bank send your investment to Boston Safe Deposit & Trust Co, with these instructions:

* ABA# 011001234
* DDA# 044350
* the fund name
* the share class
* your account number
* name(s) of investor(s)
* dealer number if applicable

ELECTRONIC CHECK Same as wire, but before your account number insert "4240" for Class A, "4250" for Class B, "4260" for Class C, "4270" for Class R

TELETRANSFER Request TeleTransfer on your application. Call us to request your transaction.

TELETRANSFER Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be sent to your bank by electronic check.


Automatically-------------------------------------------------------------------

WITH AN INITIAL INVESTMENT Indicate on your application which automatic service(s) you want. Return your application with your investment.

ALL SERVICES Call us or your financial representative to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials.

AUTOMATIC WITHDRAWAL PLAN Call us or your financial representative to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Be sure to maintain an account balance of $5,000 or more.



To open an  account,  make  subsequent  investments  or to sell  shares,  please
contact  your   financial   representative   or  call  toll  free  in  the  U.S.
1-800-554-4611. Make checks payable to: THE DREYFUS FAMILY OF FUNDS

Concepts to understand

WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

INSTRUCTIONS FOR IRAS

TO OPEN AN ACCOUNT

In Writing----------------------------------------------------------------------

Complete an IRA application, making sure to specify the fund name and to indicate the year the contribution is for.

Mail your application and a check to:
The Dreyfus Trust Company, custodian
P.O. Box 6427, Providence, RI 02940-6427
Attn: Institutional Processing


TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check. Indicate the year the contribution is for.

Mail in the slip and the check to: The Dreyfus Trust Company P.O. Box 6427, Providence, RI 02940-6427 Attn: Institutional Processing


TO SELL SHARES

Write a letter of instruction that includes:

* your name and signature
* your account number and fund name
* the dollar amount you want to sell
* how and where to send the proceeds
* whether the distribution is qualified or premature
* whether the 10% TEFRA should be withheld

Obtain a signature guarantee or other documentation, if required (see Page 9).

Mail in your request to: The Dreyfus Trust Company P.O. Box 6427, Providence, RI 02940-6427



By Telephone--------------------------------------------------------------------

__________


WIRE Have your bank send your investment to Boston Safe Deposit & Trust Co., with these instructions:

* ABA# 0011001234
* DDA# 044350
* the fund name
* the share class * your account number
* name of investor
* the contribution year
* dealer number if applicable

ELECTRONIC CHECK Same as wire, but before your account number insert "4240" for Class A, "4250" for Class B, "4260" for Class C, "4270" for Class R

__________



Automatically-------------------------------------------------------------------

__________


ALL SERVICES Call us or your financial representative to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials. All contributions will count as current year.

SYSTEMATIC WITHDRAWAL PLAN Call us to request instructions to establish the plan.



For information and assistance, contact your financial representative or call toll free in the U.S. 1-800-554-4611. Make checks payable to: THE DREYFUS TRUST COMPANY, CUSTODIAN



                                                        Your Investment       13

For More Information

Dreyfus Premier Limited Term Income Fund

A Series of The Dreyfus/Laurel Funds, Inc.
------------------------------------------

SEC file number:  811-5270

More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund's performance, lists portfolio holdings and contains a letter from the fund's manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund's performance during the last fiscal year.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call your financial representative or 1-800-554-4611

BY MAIL  Write to:
The Dreyfus Premier Family of Funds
144 Glenn Curtiss
Boulevard Uniondale, NY 11556-0144

ON THE INTERNET Text-only versions of fund documents can be viewed online or downloaded from:
http://www.sec.gov

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330) or by sending your request and a
duplicating  fee  to  the  SEC's  Public  Reference  Section,   Washington,   DC
20549-6009.

[Application p 1 here]

[Application p 2 here]

                    DREYFUS PREMIER LIMITED TERM INCOME FUND
                  CLASS A, CLASS B, CLASS C AND CLASS R SHARES
                          DREYFUS PREMIER BALANCED FUND
                  CLASS A, CLASS B, CLASS C AND CLASS R SHARES
                                     PART B
                      (STATEMENT OF ADDITIONAL INFORMATION)
                                  MARCH 1, 1999

      This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current Prospectus of the Dreyfus Premier Limited Term Income Fund (the "Limited Term Income Fund") and the current Prospectus of the Dreyfus Premier Balanced Fund (the "Balanced Fund") (Limited Term Income Fund and Balanced Fund are referred to herein individually, as a "Fund" and, collectively, as the "Funds") each dated March 1, 1999, as they may be revised from time to time. The Funds are separate, diversified portfolios of The Dreyfus/Laurel Funds, Inc., an open-end management investment company (the "Company"), known as a mutual fund. To obtain a copy of a Fund's Prospectus, please write to the Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, or call one of the following numbers:

            Call Toll Free 1-800-554-4611
            In New York City -- Call 1-718-895-1206
            Outside the U.S. -- Call 516-794-5452


                                TABLE OF CONTENTS
                                                                        Page

Description of the Funds..........................................     B-2
Management of the Funds...........................................     B-19
Management Arrangements...........................................     B-25
Purchase of Shares................................................     B-27
Distribution and Service Plans....................................     B-35
Redemption of Shares..............................................     B-37
Shareholder Services..............................................     B-42
Additional Information About Purchases, Exchanges and Redemptions.     B-47
Determination of Net Asset Value..................................     B-48
Dividends, Other Distributions and Taxes..........................     B-49
Portfolio Transactions............................................     B-57
Performance Information...........................................     B-59
Information About the Funds.......................................     B-62
Transfer and Dividend Disbursing
  Agent, Custodian, Counsel and Independent Auditors..............     B-63
Financial Statements..............................................     B-63
Appendix..........................................................     B-64

                            DESCRIPTION OF THE FUNDS

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTIONS OF EACH FUND'S PROSPECTUS ENTITLED "GOAL/APPROACH" AND "MAIN RISKS."

      The Company is a Maryland corporation formed on August 6, 1987. Before October 17, 1994, the Company's name was The Laurel Funds, Inc. The Company is an open-end management investment company comprised of separate portfolios, including the Funds, each of which is treated as a separate fund. Prior to ___________, the name of Limited Term Income Fund was Premier Limited Term Income Fund and the name of Balanced Fund was Premier Balanced Fund. Prior to December 19, 1994, the name of Limited Term Income Fund was Laurel Limited Term Income Fund and the name of Balanced Fund was Laurel Balanced Fund. Each Fund is diversified, which means that, with respect to 75% of its total assets, each Fund will not invest more than 5% of its assets in the securities of any single issuer.

      Limited Term Income Fund seeks to provide shareholders with as high a level of current income as is consistent with safety of principal and maintenance of liquidity.

      Balanced Fund seeks to outperform a hybrid index, 60% of which is the Standard & Poor's 500 Composite Stock Price Index ("S&P 500") and 40% of which is the Lehman Brothers Intermediate Government/Corporate Bond Index ("Intermediate Index"). The S&P 500 is composed of 500 common stocks which are chosen by Standard & Poor's to best capture the price performance of a large cross-section of the U.S. publicly traded stock market. The S&P 500 is structured to approximate the general distribution of industries in the U.S. economy. The inclusion of a stock in the S&P 500 does not imply that Standard & Poor's believes the stock to be an attractive or appropriate investment, nor is Standard & Poor's in any way affiliated with the Fund. The 500 securities, most of which trade on the New York Stock Exchange ("NYSE"), represent approximately 75% of the market value of all U.S. common stocks. Each stock in the S&P 500 is weighted by its market capitalization. That is, each security is weighted by its total market value relative to the total market values of all the securities in the S&P 500. Component stocks included in the S&P 500 are chosen with the aim of achieving a distribution at the index level representative of the various components of the U.S. economy and therefore do not represent the 500 largest companies. Aggregate market value and trading activity are also considered in the selection process. A limited percentage of the S&P 500 may include foreign securities. The Intermediate Index is an index established by Lehman Brothers, Inc. which includes fixed rate debt issues rated investment grade or higher by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Rating Services, a division of McGraw-Hill Companies, Inc. ("Standard & Poor's"), or Fitch Investors Service LLP. All issues have at least one year to maturity and an outstanding par value of at least $100 million for U.S. Government issues and $50 million for all others. The Intermediate Index includes bonds with maturities of up to ten years.

      The Dreyfus Corporation ("Dreyfus") serves as each Fund's investment manager.

CERTAIN PORTFOLIO SECURITIES

      The following information regarding the securities that the Funds may purchase supplements that found in each Fund's Prospectus.

      AMERICAN DEPOSITORY RECEIPTS ("ADRS"). The Funds may invest in U.S. dollar-denominated ADRs. ADRs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by foreign companies. ADRs are traded in the United States on national securities exchanges or in the over-the-counter market. Investment in securities of foreign issuers presents certain risks. See "Foreign Securities."

     CORPORATE OBLIGATIONS. The Funds may invest in corporate obligations rated at least Baa by Moody's or BBB by Standard & Poor's, or if unrated, of comparable quality as determined by Dreyfus. Securities rated BBB by Standard & Poor's or Baa by Moody's are considered by those rating agencies to be "investment grade" securities, although Moody's considers securities rated Baa to have speculative characteristics. Further, while bonds rated BBB by Standard & Poor's exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and principal for debt in this category than debt in higher rated categories. Each Fund will dispose in a prudent and orderly fashion of bonds whose ratings drop below these minimum ratings.

      GOVERNMENT OBLIGATIONS. Each Fund may invest in a variety of U.S. Treasury obligations, which differ only in their interest rates, maturities and times of issuance: (a) U.S. Treasury bills have a maturity of one year or less, (b) U.S. Treasury notes have maturities of one to ten years, and (c) U.S. Treasury bonds generally have maturities of greater than ten years.

      In addition to U.S. Treasury obligations, each Fund may invest in obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are supported by any of the following: (a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury, (c) the discretionary authority of the U.S. Treasury to lend to such Government agency or instrumentality, or (d) the credit of the instrumentality. (Examples of agencies and instrumentalities are: Federal Land Banks, Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks, General Services Administration, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board, Inter-American Development Bank, Asian-American Development Bank, Student Loan Marketing Association, International Bank for Reconstruction and Development, Small Business Administration and Fannie Mae). No assurance can be given that the U.S. Government will provide financial support to the agencies or instrumentalities described in (b), (c) and (d) in the future, other than as set forth above, since it is not obligated to do so by law.

      GNMA CERTIFICATES. The Funds may invest in Government National Mortgage Association ("GNMA") Certificates. GNMA Certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans. These loans are made by mortgage bankers, commercial banks, savings and loan associations, and other lenders and are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. Once approved by GNMA, the timely payment of interest and principal on each mortgage is guaranteed by the full faith and credit of the U.S. Government. Although the mortgage loans in a pool underlying a GNMA Certificate will have maturities of up to 30 years, the average life of a GNMA Certificate will be substantially less because the mortgages will be subject to normal principal amortization and also may be prepaid prior to maturity. Prepayment rates vary widely and may be affected by changes in mortgage interest rates. In periods of falling interest rates, the rate of prepayment on higher interest mortgage rates tends to increase, thereby shortening the actual average life of the GNMA Certificate. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the average life of the GNMA Certificates. Reinvestment of prepayments may occur at higher or lower rates than the original yield of the Certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, GNMA Certificates, with underlying mortgages bearing higher interest rates can be less effective than typical non-callable bonds of similar maturities at locking in yields during periods of declining interest rates, although they may have comparable risks of decline in value during periods of rising interest rates.

      FIXED-INCOME SECURITIES. The Funds may invest in fixed-income securities. In periods of declining interest rates, a Fund's yield (its income from portfolio investments over a stated period of time) may tend to be higher than prevailing market rates, and in periods of rising interest rates, a Fund's yield may tend to be lower than prevailing interest rates. Also, in periods of falling interest rates, the inflow of net new money to a Fund from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of a Fund's portfolio, thereby reducing the yield of the Fund. In periods of rising interest rates, the opposite can be true. The net asset value ("NAV") of a Fund investing in fixed-income securities also may change as general levels of interest rates fluctuate. When interest rates increase, the value of a portfolio of fixed-income securities can be expected to decline. Conversely, when interest rates decline, the value of a portfolio of fixed-income securities can be expected to increase.

      VARIABLE AMOUNT MASTER DEMAND NOTES. The Funds may invest in Variable Amount Master Demand Notes. Variable amount master demand notes are unsecured obligations that are redeemable upon demand and are typically unrated. These instruments are issued pursuant to written agreements between their issuers and holders. The agreements permit the holders to increase (subject to an agreed maximum) and the holders and issuers to decrease the principal amount of the notes, and specify that the rate of interest payable on the principal fluctuates according to an agreed-upon formula. If an issuer of a variable amount master demand note were to default on its payment obligations, a Fund might be unable to dispose of the note because of the absence of a secondary market and might, for this or other reasons, suffer a loss to the extent of the default. The Funds will only invest in variable amount master demand notes issued by entities that Dreyfus considers creditworthy.

      FLOATING RATE SECURITIES (LIMITED TERM INCOME FUND ONLY). The Fund may invest in floating rate securities. A floating rate security provides for the automatic adjustment of its interest whenever a specified interest rate changes. Interest rates on these securities are ordinarily tied to, and are a percentage of, a widely recognized interest rate, such as the yield on 90-day U.S. Treasury bills or the prime rate of a specified bank. These rates may change as often as twice daily. Generally, changes in interest rates will have a smaller effect on the market value of floating rate securities than on the market value of comparable fixed income obligations. Thus, investing in variable and floating rate securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed income securities.

      MORTGAGE PASS-THROUGH CERTIFICATES. The Fund may invest in mortgage pass-through certificates. Mortgage pass-through certificates are issued by governmental, government-related and private organizations and are backed by pools of mortgage loans. These mortgage loans are made by lenders such as savings and loan associations, mortgage bankers, commercial banks and others to residential home buyers throughout the United States. The securities are deemed "pass-through" securities because they provide investors with monthly payments of principal and interest that, in effect, are a "pass-through" of the monthly payments made by the individual borrowers on the underlying mortgage loans. The principal governmental issuer of such securities is GNMA, which is a wholly owned U.S. government corporation within the Department of Housing and Urban Development. Government related issuers include the Federal Home Loan Mortgage Corporation ("FHLMC"), and the Federal National Mortgage Association ("FNMA"), both government-sponsored corporations owned entirely by private stockholders. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may be originators of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. The market value of mortgage-related securities depends on, among other things, the level of interest rates, the certificates' coupon rates and the payment history of underlying mortgage loans.

      REPURCHASE AGREEMENTS. The Funds may enter into repurchase agreements with U.S. Government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with such other brokers or dealers that meet the Funds' credit guidelines. This technique offers a method of earning income on idle cash. In a repurchase agreement, a Fund buys a security from a seller that has agreed to repurchase the same security at a mutually agreed upon date and price. A Fund's resale price will be in excess of the purchase price, reflecting an agreed upon interest rate. This interest rate is effective for the period of time the Fund is invested in the agreement and is not related to the coupon rate on the underlying security. Repurchase agreements may also be viewed as a fully collateralized loan of money by a Fund to the seller. The period of these repurchase agreements will usually be short, from overnight to one week, and at no time will a Fund invest in repurchase agreements for more than one year. A Fund will always receive as collateral securities whose market value including accrued interest is, and during the entire term of the agreement remains, at least equal to 100% of the dollar amount invested by the Fund in each agreement, and the Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the Custodian. If the seller defaults, a Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of a security which is the subject of a repurchase agreement, realization upon the collateral by the Fund may be delayed or limited. The Funds seek to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligors under repurchase agreements, in accordance with the Funds' credit guidelines.

      COMMERCIAL PAPER. The Funds may invest in commercial paper. These instruments are short-term obligations issued by banks and corporations that have maturities ranging from two to 270 days. Each instrument may be backed only by the credit of the issuer or may be backed by some form of credit enhancement, typically in the form of a guarantee by a commercial bank. Commercial paper backed by guarantees of foreign banks may involve additional risk due to the difficulty of obtaining and enforcing judgments against such banks and the generally less restrictive regulations to which such banks are subject. The Funds will only invest in commercial paper of U.S. and foreign companies rated at the time of purchase at least A-1 by Standard & Poor's, Prime-1 by Moody's, F-1 by Fitch Investors Service, LLP, Duff 1 by Phoenix Duff & Phelps, Corp., or A1 by IBCA, Inc.

     BANK INSTRUMENTS. The Funds may purchase bankers' acceptances, certificates of deposit, time deposits, and other short-term obligations issued by domestic banks, foreign subsidiaries or foreign branches of domestic banks, domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. Included among such obligations are Eurodollar certificates of deposit ("ECDs"), Eurodollar time deposits ("ETDs") and Yankee Dollar certificates of deposit ("Yankee CDs"). ECDs are U.S. dollar-denominated certificates of deposit issued by foreign branches of domestic banks. ETDs are U.S. dollar-denominated time deposits in a foreign branch of a U.S. bank or a foreign bank. Yankee CDs are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States. The Funds may also invest in Eurodollar bonds and notes, which are obligations that pay principal and interest in U.S. dollars held in banks outside the United States, primarily in Europe. All of these obligations are subject to somewhat different risks than are the obligations of domestic banks or issuers in the United States. See "Foreign Securities."

     FOREIGN SECURITIES. The Funds may purchase securities of foreign issuers and may invest in obligations of foreign branches of domestic banks and domestic branches of foreign banks. Investment in foreign securities presents certain risks, including those resulting from fluctuations in currency exchange rates, revaluation of currencies, adverse political and economic developments, the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions, reduced availability of public information concerning issuers, and the fact that foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic issuers. Moreover, securities of many foreign issuers may be less liquid and their prices more volatile than those of comparable domestic issuers. In addition, with respect to certain foreign countries, there is the possibility of expropriation, confiscatory taxation and limitations on the use or removal of funds or other assets of a Fund, including withholding of dividends. Foreign securities may be subject to foreign government taxes that would reduce the yield on such securities.

      ILLIQUID SECURITIES. A Fund will not knowingly invest more than 15% of the value of its net assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation (irrespective of any legal or contractual restrictions on resale). The Funds may invest in commercial obligations issued in reliance on the so-called "private placement" exemption from registration afforded by
Section 4(2) of the Securities Act of 1933, as amended ("Section 4(2) paper"). The Funds may also purchase securities that are not registered under the Securities Act of 1933, as amended, but that can be sold to qualified institutional buyers in accordance with Rule 144A under that Act ("Rule 144A securities"). Liquidity determinations with respect to Section 4(2) paper and Rule 144A securities will be made by the Board of Directors or by Dreyfus pursuant to guidelines established by the Board of Directors. The Board or Dreyfus will consider availability of reliable price information and other relevant information in making such determinations. Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors, such as the Funds, that agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be pursuant to registration or an exemption therefrom. Section 4(2) paper normally is resold to other institutional investors, like the Funds, through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. Rule 144A securities generally must be sold to other qualified institutional buyers. If a particular investment in Section 4(2) paper or Rule 144A securities is not determined to be liquid, that investment will be included within the percentage limitation on investment in illiquid securities. The ability to sell Rule 144A securities to qualified institutional buyers is a recent development and it is not possible to predict how this market will mature. Investing in Rule 144A securities could have the effect of increasing the level of Fund illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities from a Fund or other holders.

     OTHER INVESTMENT COMPANIES. A Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the Investment Company Act of 1940, as amended (the "1940 Act"). As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations.

INVESTMENT TECHNIQUES

      In addition to the principal investment strategies discussed in each Fund's Prospectus, the Funds also may engage in the investment techniques described below. The Funds might not use, or may not have the ability to use, any of these strategies and there can be no assurance that any strategy that is used will succeed.

      BORROWING. The Funds are authorized, within specified limits, to borrow money for temporary administrative purposes and to pledge its assets in connection with such borrowings.

      WHEN-ISSUED SECURITIES AND DELAYED DELIVERY TRANSACTIONS. New issues of U.S. Treasury and Government securities are often offered on a "when-issued" basis. This means that delivery and payment for the securities normally will take place approximately 7 to 45 days after the date the buyer commits to purchase them. The payment obligation and the interest rate that will be received on securities purchased on a "when-issued" basis are each fixed at the time the buyer enters into the commitment. Each Fund will make commitments to purchase such securities only with the intention of actually acquiring the securities, but the Fund may sell these securities or dispose of the commitment before the settlement date if it is deemed advisable as a matter of investment strategy. Cash or marketable high-grade debt securities equal to the amount of the above commitments will be segregated on each Fund's records. For the purpose of determining the adequacy of these securities the segregated securities will be valued at market. If the market value of such securities declines, additional cash or securities will be segregated on the Fund's records on a daily basis so that the market value of the account will equal the amount of such commitments by the Fund.

      Securities purchased on a "when-issued" basis and the securities held by each Fund are subject to changes in market value based upon the public's perception of changes in the level of interest rates. Generally, the value of such securities will fluctuate inversely to changes in interest rates i.e., they will appreciate in value when interest rates decline and decrease in value when interest rates rise. Therefore, if in order to achieve higher interest income each Fund remains substantially fully invested at the same time that it has purchased securities on a "when-issued" basis, there will be a greater possibility of fluctuation in the Fund's NAV.

      When payment for "when-issued" securities is due, each Fund will meet its obligations from then-available cash flow, the sale of segregated securities, the sale of other securities and/or, although it would not normally expect to do so, from the sale of the "when-issued" securities themselves (which may have a market value greater or less than the Fund's payment obligation). The sale of securities to meet such obligations carries with it a greater potential for the realization of capital gains, which are subject to federal income taxes.

      To secure advantageous prices or yields, each Fund may purchase or sell securities for delayed delivery. In such transactions, delivery of the securities occurs beyond the normal settlement periods, but no payment or delivery is made by a Fund prior to the actual delivery or payment by the other party to the transaction. The purchase of securities on a delayed delivery basis involves the risk that the value of the securities purchased will decline prior to the settlement date. The sale of securities for delayed delivery involves the risk that the prices available in the market on the delivery date may be greater than those obtained in the sale transaction. Each Fund will establish a segregated account consisting of cash, U.S. Government Securities or other high-grade debt obligations in an amount at least equal at all times to the amounts of its delayed delivery commitments.

      LOANS OF FUND SECURITIES. A Fund may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. A Fund continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities, which affords the Fund an opportunity to earn interest on the amount of the loan and on the loaned securities' collateral. Loans of portfolio securities may not exceed 33-1/3% of the value of a Fund's total assets and the Fund will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. These loans are terminable by a Fund at any time upon specified notice. A Fund might experience loss if the institution to which it has lent its securities fails financially or breaches its agreement with the Fund. In addition, it is anticipated that a Fund may share with the borrower some of the income received on the collateral for the loan or that it will be paid a premium for the loan. In determining whether to lend securities, a Fund considers all relevant factors and circumstances including the creditworthiness of the borrower.

      REVERSE REPURCHASE AGREEMENTS. A Fund may enter into reverse repurchase agreements to meet redemption requests where the liquidation of Fund securities is deemed by Dreyfus to be disadvantageous. Under a reverse repurchase agreement, a Fund: (1) transfers possession of Fund securities to a bank or broker-dealer in return for cash in an amount equal to a percentage of the securities' market value; and (2) agrees to repurchase the securities at a future date by repaying the cash with interest. The Fund retains record ownership of the security involved including the right to receive interest and principal payments. Cash or liquid high-grade debt securities held by a Fund equal in value to the repurchase price including any accrued interest will be maintained in a segregated account while a reverse repurchase agreement is in effect.

      FUTURES, OPTIONS AND OTHER DERIVATIVE INSTRUMENTS (BALANCED FUND ONLY; LIMITED TERM INCOME FUND MAY ENTER INTO FUTURES CONTRACTS AND RELATED OPTIONS FOR HEDGING PURPOSES BUT DOES NOT INTEND TO DO SO DURING THE COMING YEAR). The Fund may purchase and sell various financial instruments ("Derivative Instruments"), such as financial futures contracts (including interest rate and index futures contracts) and options (including options on securities, indices, and futures contracts). The index Derivative Instruments the Fund may use may be based on indices of U.S. or foreign equity or debt securities. These Derivative Instruments may be used, for example, to preserve a return or spread, to lock in unrealized market value gains or losses, to facilitate or substitute for the sale or purchase of securities, or to alter the exposure of a particular investment or portion of a Fund's portfolio to fluctuations in interest rates.

      Hedging strategies can be broadly categorized as "short hedges" and "long hedges." A short hedge is a purchase or sale of a Derivative Instrument intended partially or fully to offset potential declines in the value of one or more investments held in the Fund's portfolio. Thus, in a short hedge the Fund takes a position in a Derivative Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged.

      Conversely, a long hedge is a purchase or sale of a Derivative Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that the Fund intends to acquire. Thus, in a long hedge the Fund takes a position in a Derivative Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged. A long hedge is sometimes referred to as an anticipatory hedge. In an anticipatory hedge transaction, the Fund does not own a corresponding security and, therefore, the transaction does not relate to a security the Fund owns. Rather, it relates to a security that the Fund intends to acquire. If the Fund does not complete the hedge by purchasing the security it anticipated purchasing, the effect on the Fund's portfolio is the same as if the transaction were entered into for speculative purposes.

      Derivative Instruments on securities generally are used to hedge against price movements in one or more particular securities positions that the Fund owns or intends to acquire. Derivative Instruments on indices, in contrast, generally are used to attempt to hedge against price movements in market sectors in which the Fund has invested or expects to invest. Derivative Instruments on debt securities may be used to hedge either individual securities or broad debt market sectors.

      The use of Derivative Instruments is subject to applicable regulations of the Securities and Exchange Commission ("SEC"), the several options and futures exchanges upon which they are traded, the Commodity Futures Trading Commission ("CFTC") and various state regulatory authorities. In addition, the Fund's ability to use Derivative Instruments may be limited by tax considerations. See "Dividends, Other Distributions and Taxes."

      In addition to the instruments, strategies and risks described below and in the Prospectus, Dreyfus expects to discover additional opportunities in connection with other Derivative Instruments. These new opportunities may become available as Dreyfus develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new techniques are developed. Dreyfus may utilize these opportunities to the extent that they are consistent with the Fund's investment objective, and permitted by the Fund's investment policies and applicable regulatory authorities.

      SPECIAL  RISKS.  The  use  of  Derivative   Instruments  involves  special
considerations and risks, certain of which are described below. Risks pertaining to particular Derivative Instruments are described in the sections that follow.

      (1) Successful use of most Derivative Instruments depends upon Dreyfus' ability not only to forecast the direction of price fluctuations of the investment involved in the transaction, but also to predict movements of the overall securities, currency and interest rate markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.

      (2) There might be imperfect correlation, or even no correlation, between price movements of a Derivative Instrument and price movements of the investments being hedged. For example, if the value of a Derivative Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which Derivative Instruments are traded. The effectiveness of hedges using Derivative

Instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

      Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match the Fund's current or anticipated investments exactly. The Fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the Fund's other investments.

      Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. The Fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in the Fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

      (3) If successful, the above-discussed strategies can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements. However, such strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements. For example, if the Fund entered into a short hedge because Dreyfus projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the Derivative Instrument. Moreover, if the price of the Derivative Instrument declined by more than the increase in the price of the security, the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not attempted to hedge at all.

      (4) As described below, the Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in Derivative Instruments involving obligations to third parties (I.E., Derivative Instruments other than purchased options). If the Fund were unable to close out its positions in such Derivative Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to close out a position in a Derivative Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction
("counterparty") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund.

      (5) The purchase and sale of Derivative Instruments could result in a loss if the counterparty to the transaction does not perform as expected and may increase portfolio turnover rates, which results in correspondingly greater commission expenses and transaction costs, and may result in certain tax consequences.

      COVER FOR DERIVATIVE INSTRUMENTS. Transactions using Derivative Instruments may expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, futures or options, or (2) cash and short-term liquid debt securities with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. The Fund will comply with SEC guidelines regarding cover for Derivative
Instruments and will, if the guidelines so require, set aside cash, U.S. Government securities or other liquid, high-grade debt securities in a segregated account with its custodian in the prescribed amount.

      Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Derivative Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the Fund's assets to cover or segregated accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

      OPTIONS. A call option gives the purchaser the right to buy, and obligates the writer to sell, the underlying investment at the agreed upon exercise price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy, the underlying investment at the agreed upon exercise price during the option period. A purchaser of an option pays an amount, known as the premium, to the option writer in exchange for rights under the option contract.

      Options on indices are similar to options on securities or currencies except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or currencies.

      The purchase of call options can serve as a long hedge, and the purchase of put options can serve as a short hedge. Writing put or call options can enable the Fund to enhance income or yield by reason of the premiums paid by the purchasers of such options. However, if the market price of the security or other instrument underlying a put option declines to less than the exercise price on the option, minus the premium received, the Fund would expect to suffer a loss.

      Writing call options can also serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the investment appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Fund will be obligated to sell the investment at less than its market value.

      Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the investment depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to purchase the investment at more than its market value.

      The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the historical price volatility of the underlying investment and general market conditions. Options that expire unexercised have no value and the Fund would experience losses to the extent of premiums paid for them.

      The Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

      The Fund may purchase and sell both exchange-traded and over-the-counter ("OTC") options. Exchange-traded options in the United States are issued by a clearing organization that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between the Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction. The Fund will enter into only those option contracts that are listed on a national securities or commodities exchange or traded in the OTC market for which there appears to be a liquid secondary market. The Fund will not purchase put or call options that are traded on a national exchange in an amount exceeding 5% of its net assets.

      The Fund will not purchase or write OTC options if, as a result of such transaction, the sum of (i) the market value of outstanding OTC options purchased by the Fund, (ii) the market value of the underlying securities covered by outstanding OTC call options written by the Fund, and (iii) the market value of all other assets of the Fund that are illiquid or are not otherwise readily marketable, would exceed 15% of the net assets of the Fund, taken at market value. However, if an OTC option is sold by the Fund to a primary U.S. Government securities dealer recognized by the Federal Reserve Bank of New York and the Fund has the unconditional contractual right to repurchase such OTC option from the dealer at a predetermined price, then the Fund will treat as illiquid such amount of the underlying securities as is equal to the repurchase price less the amount by which the option is "in-the-money" (the difference between the current market value of the underlying securities and the option's strike price). The repurchase price with primary dealers is typically a formula price that is generally based on a multiple of the premium received for the option plus the amount by which the option is "in-the-money."

      The Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. Although the Fund will enter into OTC options only with major dealers in unlisted options, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, the Fund might be unable to close out an OTC option position at any time prior to its expiration.

      If the Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

      The Fund may write only covered call options on securities. A call option is covered if the Fund owns the underlying security or a call option on the same security with a lower strike price.

      FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. When the Fund purchases a futures contract, it incurs an obligation to take delivery of a specified amount of the obligation underlying the futures contract at a specified time in the future for a specified price. When the Fund sells a futures contract, it incurs an obligation to deliver a specified amount of the obligation underlying the futures contract at a specified time in the future for an agreed upon price. With respect to index futures, no physical transfer of the securities underlying the index is made. Rather, the parties settle by exchanging in cash an amount based on the difference between the contract price and the closing value of the index on the settlement date.

      When the Fund writes an option on a futures contract, it becomes obligated, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time during the term of the option. If the Fund writes a call, it assumes a short futures position. If the Fund writes a put, it assumes a long futures position. When the Fund purchases an option on a futures contract, it acquires the right, in return for the premium it pays, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put).

      The purchase of futures or call options on futures can serve as a long hedge, and the sale of futures or the purchase of put options on futures can serve as a short hedge. Writing call options on futures contracts can serve as a limited short hedge, using a strategy similar to that used for writing call options on securities or indices. Similarly, writing put options on futures contracts can serve as a limited long hedge.

      Futures strategies also can be used to manage the average duration of the Fund's fixed income portfolio. If Dreyfus wishes to shorten the average duration of the Fund's fixed income portfolio, the Fund may sell an interest rate futures contract or a call option thereon, or purchase a put option on that futures contract. If Dreyfus wishes to lengthen the average duration of the Fund's fixed income portfolio, the Fund may buy an interest rate futures contract or a call option thereon, or sell a put option thereon.

      No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract the Fund is required to deposit "initial margin" consisting of cash or U.S. Government securities in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Fund may be required by an exchange to increase the level of its initial margin payment.

      Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking-to-market." Variation margin does not involve borrowing, but rather represents a daily settlement of the Fund's obligations to or from a futures broker. When the Fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when the Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

      Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. Although the Fund intends to enter into futures and options on futures only on exchanges or boards of trade where there appears to be a liquid secondary market, there can be no assurance that such a market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

      Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

      If the Fund were unable to liquidate a futures or options on futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

      To the extent that the Fund enters into futures contracts or options on futures contracts on an exchange regulated by the CFTC, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money" at the time of purchase) will not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. This policy does not limit to 5%, the percentage of the Fund's assets that are at risk in futures contracts and options on futures contracts.

      CERTAIN INVESTMENTS. From time to time, to the extent consistent with its investment objective, policies and restrictions, the Fund may invest in securities of companies with which Mellon Bank, N.A. ("Mellon Bank"), an affiliate of Dreyfus, has a lending relationship.

      MASTER/FEEDER OPTION. The Company may in the future seek to achieve a Fund's investment objective by investing all of the Fund's net investable assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to the Fund. Shareholders of a Fund will be given at least 30 days' prior notice of any such investment. Such investment would be made only if the Company's Board of Directors determines it to be in the best interest of a Fund and its shareholders. In making that determination, the Company's Board of Directors will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiency. Although the Funds believe that the Company's Board of Directors will not approve an arrangement that is likely to result in higher costs, no assurance is given that costs will be materially reduced if this option is implemented.

INVESTMENT RESTRICTIONS

      FUNDAMENTAL. The following limitations have been adopted by each Fund. A Fund may not change any of these fundamental investment limitations without the consent of: (a) 67% or more of the shares present at a meeting of shareholders duly called if the holders of more than 50% of the outstanding shares of a Fund are present or represented by proxy; or (b) more than 50% of the outstanding shares of a Fund, whichever is less. Each Fund may not:

      1. Purchase any securities which would cause more than 25% of the value of a Fund's total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal activities in the same industry. (For purposes of this limitation, U.S. Government securities, and state or municipal governments and their political subdivisions are not considered members of any industry. In addition, this limitation does not apply to investments in domestic banks, including U.S. branches of foreign banks and foreign branches of U.S. banks).

      2. Borrow money or issue senior securities as defined in the Investment Company Act of 1940, as amended (the "1940 Act") except that (a) a Fund may borrow money in an amount not exceeding one-third of the Fund's total assets at the time of such borrowings, and (b) a Fund may issue multiple classes of shares. The purchase or sale of futures contracts and related options shall not be considered to involve the borrowing of money or issuance of securities.

      3. Purchase with respect to 75% of a Fund's total assets securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, (a) more than 5% of a Fund's total assets would be invested in the securities of that issuer, or (b) a Fund would hold more than 10% of the outstanding voting securities of that issuer.

      4. Make loans or lend securities, if as a result thereof more than one-third of the Fund's total assets would be subject to all such loans. For purposes of this limitation debt instruments and repurchase agreements shall not be treated as loans.

      5. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments backed by real estate, including mortgage loans, or securities of companies that engage in real estate business or invest or deal in real estate or interests therein).

      6. Underwrite securities issued by any other person, except to the extent that the purchase of securities and later disposition of such securities in accordance with the Fund's investment program may be deemed an underwriting.

      7. Purchase or sell commodities except that each Fund may enter into futures contracts and related options, forward currency contacts and other similar instruments.

      Each Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its investable assets in securities of a single open-end management investment company with substantially the same investment objective, policies and limitations as the Fund.

      NONFUNDAMENTAL. Each Fund has adopted the following additional non-fundamental restrictions. These non-fundamental restrictions may be changed without shareholder approval, in compliance with applicable law and regulatory policy.

      1. No Fund shall sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amounts to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling short.

      2. No Fund shall purchase securities on margin, except that a Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options shall not constitute purchasing securities on margin.

      3. No Fund shall purchase oil, gas or mineral leases.

      4. Each Fund will not purchase or retain the securities of any issuer if the officers or Directors of the Fund, its advisers, or managers, owning beneficially more than one half of one percent of the securities of such issuer, together own beneficially more than 5% of such securities.

      5. No Fund will purchase securities of issuers (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof), including their predecessors, that have been in operation for less than three years, if by reason thereof, the value of such Fund's investment in securities would exceed 5% of such Fund's total assets. For purposes of this limitation, sponsors, general partners, guarantors and originators of underlying assets may be treated as the issuer of a security.

      6. No Fund will invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements with remaining maturities in excess of seven days, time deposits with maturities in excess of seven days and other securities which are not readily marketable. For purposes of this limitation, illiquid securities shall not include Section 4(2) Paper and securities which may be resold under Rule 144A under the Securities Act of 1933, provided that the Board of Directors, or its delegate, determines that such securities are liquid based upon the trading markets for the specific security.

      7. No Fund may invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets and except to the extent otherwise permitted by the 1940 Act.

      8. No Fund shall purchase any security while borrowings representing more than 5% of the Fund's total assets are outstanding.

      9. No Fund will purchase warrants if at the time of such purchase: (a) more than 5% of the value of such Fund's assets would be invested in warrants, or (b) more than 2% of the value of the Fund's assets would be invested in warrants that are not listed on the New York or American Stock Exchange (for purposes of this undertaking, warrants acquired by a Fund in units or attached to securities will be deemed to have no value).

      10. No Fund will purchase puts, calls, straddles, spreads and any combination thereof if by reason thereof the value of its aggregate investment in such classes of securities would exceed 5% of its total assets except that:
(a) this limitation shall not apply to standby commitments, and (b) this limitation shall not apply to a Fund's transactions in futures contracts and related options.

      As an operating policy, each Fund will not invest more than 25% of the value of its total assets, at the time of such purchase in domestic banks, including U.S. branches of foreign banks and foreign branches of U.S. banks. The Company's Board of Directors may change this policy without shareholder approval. Notice will be given to shareholders if this policy is changed by the Board of Directors.

      If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in such percentage resulting from a change in the values of assets will not constitute a violation of such restriction, except as otherwise required by the 1940 Act.

      If a Fund's investment objective, policies, restrictions, practices or procedures change, shareholders should consider whether the Fund remains an appropriate investment in light of the shareholder's then-current position and needs.


                             MANAGEMENT OF THE FUNDS

FEDERAL LAW AFFECTING  MELLON BANK

      The Glass-Steagall Act of 1933 prohibits national banks from engaging in the business of underwriting, selling or distributing securities and prohibits a member bank of the Federal Reserve System from having certain affiliations with an entity engaged principally in that business. The activities of Mellon Bank in informing its customers of, and performing, investment and redemption services in connection with the Funds, and in providing services to the Funds as custodian, as well as Dreyfus' investment advisory activities, may raise issues under these provisions. Mellon Bank has been advised by counsel that the activities contemplated under these arrangements are consistent with its statutory and regulatory obligations.

      Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of such future statutes and regulations, could prevent Mellon Bank or Dreyfus from continuing to perform all or a part of the above services for its customers and/or a Fund. If Mellon Bank or Dreyfus were prohibited from serving a Fund in any of its present capacities, the Board of Directors would seek an alternative provider(s) of such services.

DIRECTORS AND OFFICERS

      The Company's Board is responsible for the management and supervision of the Funds. The Board approves all significant agreements between the Company, on behalf of the Funds, and those companies that furnish services to the Funds. These companies are as follows:

      The Dreyfus Corporation...............................Investment Adviser

      Premier Mutual Fund Services, Inc............................Distributor
      Dreyfus Transfer, Inc.....................................Transfer Agent
      Mellon Bank.......................................Custodian for the Fund

      The Company has a Board composed of nine Directors. The following lists the Directors and officers and their positions with the Company and their present and principal occupations during the past five years. Each Director who is an "interested person" of the Company (as defined in the 1940 Act) is indicated by an asterisk(*). Each of the Directors also serves as a Trustee of The Dreyfus/Laurel Funds Trust and The Dreyfus/Laurel Tax-Free Municipal Funds (collectively, with the Company, the "Dreyfus/Laurel Funds") and the Dreyfus High Yield Strategies Fund.

DIRECTORS OF THE COMPANY

o+JOSEPH S. DIMARTINO, Chairman of the Board of the Company. Since January 1995,
      Mr. DiMartino has served as Chairman of the Board for various funds in the Dreyfus Family of Funds. He is also a Director of The Noel Group, Inc., a venture capital company (for which from February 1995 until November 1997, he was Chairman of the Board), The Muscular Dystrophy Association, HealthPlan Services Corporation, a provider of marketing, administrative and risk management services to health and other benefit programs, Carlyle Industries, Inc. (formerly Belding Heminway Company, ) a button packager and distributor; Century Business Services, Inc. (formerly, International Alliance Services, Inc.), a provider of various outservicing functions for small and medium sized companies, and Career Blazers, Inc (formerly Staffing Resources) a temporary placement agency, Mr. DiMartino is also a Board member of 152 other funds in the Dreyfus Family of Funds. For more than five years prior to January 1995, he was President, a director and, until August 24, 1994, Chief Operating Officer of Dreyfus and Executive Vice President and a director of Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus. From August 1994 to December 31, 1994, he was a director of Mellon Bank Corporation. Age: 55 years old. Address:
      200 Park Avenue, New York, New York 10166.

o+JAMES M.  FITZGIBBONS.  Director  of  the  Company;  Director,  Lumber  Mutual
      Insurance Company;  Director,  Barrett Resources,  Inc. Age: 64 years old.
      Address: 40 Norfolk Road, Brookline, Massachusetts 02167.

o*J.  TOMLINSON FORT.  Director of the Company;  Partner,  Reed,  Smith,  Shaw &
      McClay (law firm). Age: 70 years old. Address: 204 Woodcock Drive, Pittsburgh, Pennsylvania 15215.

o+ARTHUR  L.  GOESCHEL.   Director  of  the  Company;  Director,  Calgon  Carbon
      Corporation; Director, Cerex Corporation; former Chairman of the Board and Director, Rexene Corporation. Age: 77 years old. Address: Way Hallow Road and Woodland Road, Sewickley, Pennsylvania 15143.

o+KENNETH A.  HIMMEL.  Director  of the  Company;  former  Director,  The Boston
      Company, Inc. ("TBC") and Boston Safe Deposit and Trust Company; President and Chief Executive Officer, Himmel & Co., Inc.; Vice Chairman, Sutton Place Gourmet, Inc.; Managing Partner, Franklin Federal Partners. Age: 52 years old. Address: 625 Madison Avenue, New York, New York 10022.

o+STEPHEN  J.  LOCKWOOD.  Director  of  the  Company;  President  and  CEO,  LDG
      Management Company Inc.; CEO, LDG Reinsurance Underwriters, SRRF Management Inc. and Medical Reinsurance Underwriters Inc. Age: 51 years old. Address: 401 Edgewater Place, Wakefield, Massachusetts 01880.

o+JOHNJ. SCIULLO.  Director of the Company;  Dean Emeritus and Professor of Law,
      Duquesne University Law School; Director, Urban Redevelopment Authority of Pittsburgh; Member of Advisory Committee, Decedents Estates Laws of Pennsylvania. Age: 67 years old. Address: 321 Gross Street, Pittsburgh, Pennsylvania 15224.

o+ROSLYN M. WATSON. Director of the Company;  Principal,  Watson Ventures, Inc.;
      Director,  American  Express  Centurion  Bank;  Director,  Harvard/Pilgrim
      Community Health Plan, Inc.; Director, Massachusetts Electric Company; Director, the Hyams Foundation, Inc. Age: 49 years old. Address: 25 Braddock Park, Boston, Massachusetts 02116-5816.

o+BENAREE  PRATT  WILEY.  Director  of the  Company;  President  and  CEO of The
      Partnership, an organization dedicated to increasing the representation of African Americans in positions of leadership, influence and decision-making in Boston, MA; Trustee, Boston College; Trustee, WGBH Educational Foundation; Trustee, Children's Hospital; Director, The Greater Boston Chamber of Commerce; Director, The First Albany Companies, Inc.; from April 1995 to March 1998, Director, TBC, an affiliate of Dreyfus. Age: 52 years old. Address: 334 Boylston Street, Suite 400, Boston, Massachusetts.

--------------------------------
*     "Interested person" of the Company, as defined in the 1940 Act.
o     Member of the Audit Committee.
+     Member of the Nominating Committee.

OFFICERS OF THE COMPANY

#MARGARET W. CHAMBERS.  Vice President and Secretary of the Company. Senior Vice
      President and General Counsel of Funds Distributor, Inc. From August 1996 to March 1998, she was Vice President and Assistant General Counsel for Loomis, Sayles & Company, L.P. From January 1986 to July 1996, she was an associate with the law firm of Ropes & Gray. Age: 39 years old.

#MARIE E. CONNOLLY.  President  and Treasurer of the Company.  President,  Chief
      Executive Officer, Chief Compliance Officer and a director of the Distributor and Funds Distributor, Inc., the ultimate parent of which is Boston Institutional Group, Inc. Age: 41 years old.

#DOUGLAS C.  CONROY.  Vice  President  and  Assistant  Secretary of the Company.
      Assistant Vice President of Funds Distributor, Inc. From April 1993 to January 1995, he was a Senior Fund Accountant for Investors Bank & Trust Company. Age: 29 years old.

#CHRISTOPHER J. KELLEY.  Vice President and Assistant  Secretary of the Company.
      Vice President and Senior Associate General Counsel of Funds Distributor, Inc. From April 1994 to July 1996, Mr. Kelley was Assistant Counsel at Forum Financial Group. From October 1992 to March 1994, Mr. Kelley was employed by Putnam Investments in legal and compliance capacities. Age: 34 years old.

#KATHLEEN K. MORRISEY.  Vice  President and Assistant  Secretary of the Company.
      Manager of Treasury Services Administration of Funds Distributor, Inc. From July 1994 to November 1995, she was a Fund Accountant for Investors Bank & Trust Company. Age: 26 years old.

#MARY A. NELSON.  Vice  President and Assistant  Treasurer of the Company.  Vice
      President of the Distributor and Funds Distributor, Inc. From September 1989 to July 1994, she was an Assistant Vice President and Client Manager for TBC. Age: 34 years old.

#MICHAEL S.  PETRUCELLI.  Vice  President,  Assistant  Treasurer  and  Assistant
      Secretary of the Company. Senior Vice President and director of Strategic Client Initiatives of Funds Distributor, Inc. From December 1989 through November, 1996, he was employed by GE Investment Services where he held various financial, business development and compliance positions. He also served as Treasurer of the GE Funds and as Director of GE Investment Services. Age: 37 years old.

#STEPHANIE PIERCE. Vice President, Assistant Treasurer and Assistant Secretary of the Company. Vice President and Client Development Manager of Funds Distributor, Inc. From April 1997 to March 1998, she was employed as a Relationship Manager with Citibank, N.A. From August 1995 to April 1997, she was an Assistant Vice President with Hudson Valley Bank, and from September 1990 to August 1995, she was a Second Vice President with Chase Manhattan Bank. Age: 30 years old.

#GEORGE A. RIO. Vice President and Assistant Treasurer of the Company. Executive
      Vice President and Client Service Director of Funds Distributor, Inc. From June 1995 to March 1998, he was Senior Vice President and Senior Key Account Manager for Putnam Mutual Funds. From May 1994 to June 1995, he was Director of Business Development for First Data Corporation. From September 1983 to May 1994, he was Senior Vice President and Manager of Client Services and Director of Internal Audit at TBC. Age: 44 years old.

#JOSEPH F. TOWER,  III. Vice  President and Assistant  Treasurer of the Company.
      Senior Vice President, Treasurer, Chief Financial Officer and a Director of the Distributor and Funds Distributor, Inc. From 1988 to August 1994, he was employed by TBC where he held various management positions in the Corporate Finance and Treasury areas. Age: 37 years old.

#ELBA VASQUEZ. Vice President and Assistant Secretary of the Company.  Assistant
      Vice President of Funds Distributor, Inc. From March 1990 to May 1996, she was employed by U.S. Trust Company of New York, where she held various sales and marketing positions. Age: 37 years old.

--------------------------------
# Officer also serves as an officer for other investment companies advised by Dreyfus, including The Dreyfus/Laurel Funds Trust and The Dreyfus/Laurel Tax-Free Municipal Funds.

      The address of each officer of the Company is 200 Park Avenue, New York, New York 10166.

      No officer or employee of the Distributor (or of any parent, subsidiary or affiliate thereof) receives any compensation from the Company for serving as an officer or Director of the Company. In addition, no officer or employee of Dreyfus (or of any parent, subsidiary or affiliate thereof) serves as an officer or Director of the Company. Effective July 1, 1998, the Dreyfus/Laurel Funds pay each Director/Trustee who is not an "interested person" of the Company (as defined in the 1940 Act) $40,000 per annum, plus $5,000 per joint Dreyfus/Laurel Funds Board meeting attended, $2,000 for separate committee meetings attended which are not held in conjunction with a regularly scheduled Board meeting and $500 for Board meetings and separate committee meetings attended that are conducted by telephone. The Dreyfus/Laurel Funds also reimburse each Director/Trustee who is not an "interested person" of the Company (as defined in the 1940 Act) for travel and out-of-pocket expenses. The Chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts). In the event that there is a joint committee meeting of the Dreyfus/Laurel Funds and the Dreyfus High Yield Strategies Fund, the $2,000 fee will be allocated between the Dreyfus/Laurel Funds and the Dreyfus High Yield Strategies Fund. The compensation structure described in this paragraph is referred to hereinafter as the "Current Compensation Structure."

      In addition, the Company currently has three Emeritus Board members who are entitled to receive an annual retainer and a per meeting fee of one-half the amount paid to them as Board members pursuant to the Current Compensation Structure.

      Prior to July 1, 1998, the Dreyfus/Laurel Funds paid each Director/Trustee who was not an "interested person" of the Company (as defined in the 1940 Act) $27,000 per annum (and an additional $25,000 for the Chairman of the Board of Directors/Trustees of the Dreyfus/Laurel Funds) and $1,000 per joint Dreyfus/Laurel Funds Board meeting attended, plus $750 per joint Dreyfus/Laurel Funds Audit Committee meeting attended, and reimbursed each such Director/Trustee for travel and out-of-pocket expenses (the "Former Compensation Structure").

      The aggregate amount of fees and expenses received by each current Director from the Company for the fiscal year ended October 31, 1998, and from all other funds in the Dreyfus Family of Funds for which such person is a Board member for the year ended December 31, 1998, pursuant to the Former Compensation Structure for the period from November 1, 1997 through June 30, 1998 and the Current Compensation Structure for the period from July 1, 1998 through October 31, 1998, were as follows:

                                                       Total Compensation
                         Aggregate                     From the Company
Name of Board            Compensation                  and Fund Complex
Member                   From the Company#             Paid to Board Member****
-------------            -----------------             ------------------------

Joseph S. DiMartino*

James M. Fitzgibbons

J. Tomlinson Fort**           none                                none

Arthur L. Goeschel

Kenneth A. Himmel

Stephen J. Lockwood

John J. Sciullo

Roslyn M. Watson

Benaree Pratt Wiley***

----------------------------
# Amounts required to be paid by the Company directly to the non-interested Directors, that would be applied to offset a portion of the management fee payable to Dreyfus, are in fact paid directly by Dreyfus to the non-interested Directors. Amount does not include reimbursed expenses for attending Board meetings, which amounted to $[ ] for the Company.
* Mr. DiMartino became Chairman of the Board of the Dreyfus/Laurel Funds on January 1, 1999.
** J.  Tomlinson  Fort is paid directly by Dreyfus for serving as a Board member of the Company and the funds in the Dreyfus/Laurel Funds and separately by the Dreyfus High Yield Strategies Fund. For the fiscal year ended October 31, 1998, the aggregate amount of fees and expenses received by J. Tomlinson Fort from Dreyfus for serving as a Board member of the Company was ______________________. For the year ended December 31, 1998, the aggregate amount of fees and expenses received by Mr. Fort for serving as a Board member of all funds in the Dreyfus/Laurel Funds (including the Company) and Dreyfus High Yield Strategies Fund (for which payment is made directly by the fund) was ______________________. In addition, Dreyfus reimbursed Mr. Fort a total of $__________________ for expenses attributable to the Company's Board meetings which is not included in the $__________________ amount in note # above.

*** Payments to Ms. Wiley were for the period from April 23, 1998 (the date she was elected as a Board member) through October 31, 1998.
**** The Dreyfus Family of Funds consists of ___ mutual funds.

      The officers and Directors of the Company as a group owned beneficially less than 1% of the total shares of Balanced Fund outstanding as of November __, 1998.

      The officers and Directors of the Company as a group owned beneficially less than 1% of the total shares of Limited Term Income Fund outstanding as of November __, 1998.

      PRINCIPAL   SHAREHOLDERS.   As  of  January  31,   1999,   the   following
shareholder(s) owned of record 5% or more of Class A, Class B, Class C or Class R of Balanced Fund: _________.

      PRINCIPAL   SHAREHOLDERS.   As  of  January  31,   1999,   the   following
shareholder(s) owned of record 5% or more of Class A, Class B, Class C or Class R of Limited Term Income Fund: ________.

                            MANAGEMENT ARRANGEMENTS

      THE FOLLOWING  INFORMATION  SUPPLEMENTS  AND SHOULD BE READ IN CONJUNCTION
WITH  THE  SECTIONS  IN  EACH  FUND'S   PROSPECTUS   ENTITLED   "EXPENSES"   AND
"MANAGEMENT."

      Dreyfus is a wholly-owned subsidiary of Mellon Bank Corporation ("Mellon"). Mellon is a publicly owned multibank holding company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets. Mellon is among the 25 largest bank holding companies in the United States based on total assets.

     MANAGEMENT AGREEMENT. Dreyfus serves as the investment manager for the Funds pursuant to an Investment Management Agreement with the Company on behalf of each Fund, dated April 4, 1994 (the "Management Agreement"), transferred to Dreyfus as of October 17, 1994, subject to the overall authority of the Company's Board of Directors in accordance with Maryland law. Pursuant to the Management Agreement, Dreyfus provides, or arranges for one or more third parties to provide, investment advisory, administrative, custody, fund accounting and transfer agency services to the Fund. As investment manager, Dreyfus manages the Funds by making investment decisions based on each Fund's investment objective, policies and restrictions. The Management Agreement is subject to review and approval at least annually by the Board of Directors.

      The Management Agreement will continue from year to year with respect to each Fund provided that a majority of the Directors who are not "interested persons" of the Company and either a majority of all Directors or a majority (as defined in the 1940 Act) of the shareholders of the respective Fund approve its continuance. The Management Agreement was last approved by the Board of Directors on _________, 1999 to continue until ________, 2000. The Company may terminate the Management Agreement with respect to each Fund upon the vote of a majority of the Board of

Directors or upon the vote of a majority of the respective Fund's outstanding voting securities on 60 days' written notice to Dreyfus. Dreyfus may terminate the Management Agreement upon 60 days' written notice to the Company. The Management Agreement will terminate immediately and automatically upon its assignment.

      The following persons are officers and/or directors of Dreyfus: W. Keith Smith, Chairman of the Board; Christopher M. Condron, President, Chief Executive Officer, Chief Operating Officer and a director; Stephen E. Canter, Vice Chairman, Chief Investment Officer and a director; Lawrence S. Kash, Vice Chairman-Distribution and a director; Ronald P. O'Hanley III, Vice Chairman; J. David Officer, Vice Chairman and a director; William T. Sandalls, Jr., Executive Vice President; Mark N. Jacobs, Vice President, General Counsel and Secretary; Patrice M. Kozlowski, Vice President-Corporate Communications; Mary Beth Leibig, Vice President-Human Resources; Andrew S. Wasser, Vice-President-Information Systems; Theodore A. Schachar, Vice President; Wendy Strutt, Vice President; Richard Terres, Vice President; William H. Maresca, Controller; James Bitetto, Assistant Secretary; Steven F. Newman, Assistant Secretary; and Mandell L. Berman, Burton C. Borgelt, Frank V. Cahouet and Richard F. Syron, directors.

      EXPENSES. Under the Management Agreement, Balanced Fund has agreed to pay Dreyfus a monthly fee at the annual rate of 1.00% of the value of Balanced Fund's average daily net assets and Limited Term Income Fund has agreed to pay Dreyfus a monthly fee at the annual rate of 0.60% of the value of Limited Term Income Fund's average daily net assets. Dreyfus pays all of the Funds' expenses, except brokerage fees, taxes, interest, fees and expenses of the non-interested directors (including counsel fees), Rule 12b-1 fees (if applicable) and extraordinary expenses. Although Dreyfus does not pay for the fees and expenses of the non-interested Directors (including counsel fees), Dreyfus is contractually required to reduce its investment management fee by an amount equal to each Fund's allocable share of such fees and expenses. From time to time, Dreyfus may voluntarily waive a portion of the investment management fees payable by the Funds, which would have the effect of lowering the expense ratio of the Funds and increasing return to investors. Expenses attributable to the Funds are charged against the respective Fund's assets; other expenses of the Company are allocated among its funds on the basis determined by the Board, including, but not limited to, proportionately in relation to the net assets of each fund.

      For the last three years, each Fund had the following management fees:

                                          For the Fiscal Year Ended October 31,
                                          1998        1997        1996
                                          ----        ----        ----

Balanced Fund                             $____       $1,690,361  $1,888,750

Limited Term Income Fund                  $____       $301,794    $351,360

      THE DISTRIBUTOR. Premier Mutual Fund Services, Inc. (the "Distributor"), located at 60 State Street, Boston, Massachusetts 02109, serves as each Fund's distributor on a best efforts basis pursuant to an agreement which is renewable annually. Dreyfus may pay the Distributor for shareholder services from Dreyfus' own assets, including past profits but not including the management fee paid by a Fund. The Distributor may use part or all of such payments to pay certain banks, securities brokers or dealers and other financial institutions ("Agents") for these services. The Distributor also acts as sub-administrator for the Funds and as distributor for the other funds in the Dreyfus Family of Funds.


                              PURCHASE OF SHARES

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTIONS IN EACH FUND'S PROSPECTUS ENTITLED "ACCOUNT POLICIES," "SERVICES FOR FUND INVESTORS," "INSTRUCTIONS FOR REGULAR ACCOUNTS," AND "INSTRUCTIONS FOR IRAS."

      GENERAL. When purchasing Fund shares, you must specify which Class is being purchased. The decision as to which Class of shares is most beneficial to you depends on the amount and the intended length of your investment. You should consider whether, during the anticipated life of your investment in a Fund, the accumulated distribution fee, service fee and CDSC, if any, on Class B or Class C shares would be less than the accumulated distribution fee and initial sales charge on Class A shares purchased at the same time, and to what extent, if any, such differential would be offset by the return on Class A shares. Additionally, investors qualifying for reduced initial sales charges who expect to maintain their investment for an extended period of time might consider purchasing Class A shares because the accumulated continuing distribution and service fees on Class B or Class C shares may exceed the accumulated distribution fee and initial sales charge on Class A shares during the life of the investment. Finally, you should consider the effect of the CDSC period and any conversion rights of the Classes in the context of your own investment time frame. For example, while Class C shares have a shorter CDSC period than Class B shares, Class C shares do not have a conversion feature and, therefore, are subject to ongoing distribution and service fees. Thus, Class B shares may be more attractive than Class C shares to investors with longer term investment outlooks. Generally, Class A shares may be more appropriate for investors who invest $1,000,000 or more in Fund shares, but will not be appropriate for investors who invest less than $50,000 in the case of Balanced Fund and $100,000 in the case of Limited Term Income Fund, in Fund shares. Each Fund reserves the right to reject any purchase order.

      Class A shares, Class B shares and Class C shares may be purchased only by clients of Agents, except that full-time or part-time employees of Dreyfus or any of its affiliates or subsidiaries, directors of Dreyfus, Board members of a fund advised by Dreyfus, including members of the Company's Board, or the spouse or minor child of any of the foregoing may purchase Class A shares directly through the Distributor. Subsequent purchases may be sent directly to the Transfer Agent or your Agent.

      Class R shares are sold primarily to Banks acting on behalf of customers having a qualified trust or investment account or relationship at such institution, or to customers who have received and hold shares of a Fund distributed to them by virtue of such an account or relationship. In addition, holders of Restricted shares of a Fund who have held their shares since April 4, 1994, may continue to purchase Class R shares of that Fund whether or not they would otherwise be eligible to do so. Class R shares may be purchased for a retirement plan only by a custodian, trustee, investment manager or other entity authorized to act on behalf of such a plan. Institutions effecting transactions in Class R shares for the accounts of their clients may charge their clients direct fees in connection with such transactions.

      The minimum initial investment is $1,000. Subsequent investments must be at least $100. The minimum initial investment is $750 for Dreyfus-sponsored Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non working spouse, Roth IRAs, SEP-IRAs and rollover IRAs) and 403(b)(7) Plans with only one participant and $500 for Dreyfus-sponsored Education IRAs, with no minimum on subsequent purchases. The initial investment must be accompanied by the respective Fund's Account Application. Each Fund reserves the right to offer shares without regard to minimum purchase requirements to employees participating in certain qualified or non-qualified employee benefit plans or other programs where contributions or account information can be transmitted in a manner and form acceptable to such Fund. Each Fund reserves the right to vary further the initial and subsequent investment minimum requirements at any time.

      The Internal Revenue Code of 1986, as amended (the "Code") imposes various limitations on the amount that may be contributed annually to certain qualified or non-qualified employee benefit plans or other programs, including pension, profit-sharing and other deferred compensation plans, whether established by corporations, partnerships, non-profit entities or state and local governments ("Retirement Plans"). These limitations apply with respect to participants at the plan level and, therefore, do not directly affect the amount that may be invested in a Fund by a Retirement Plan. Participants and plan sponsors should consult their tax advisers for details.

      Fund shares are sold on a continuous basis. NAV per share is determined as of the close of trading on the floor of the New York Stock Exchange ("NYSE") (currently 4:00 p.m., New York time), on each day the NYSE is open for business. For purposes of determining NAV, options and futures contracts will be valued 15 minutes after the close of trading on the floor of the NYSE. NAV per share of each class is computed by dividing the value of the Fund's net assets represented by such class (i.e., the value of its assets less liabilities) by the total number of shares of such class outstanding. For further information regarding the methods employed in valuing the Fund's investments, see "Determination of Net Asset Value".

      If an order is received in proper form by the Transfer Agent or other entity authorized to receive orders on behalf of the Fund by the close of trading on the floor of the NYSE (currently 4:00 p.m., New York time) on a business day, Fund shares will be purchased at the public offering price determined as of the close of trading on the floor of the NYSE on that day. Otherwise, Fund shares will be purchased at the public offering price determined as of the close of trading on the floor of the NYSE on the next business day, except where shares are purchased through a dealer as provided below.

      Orders for the purchase of Fund shares received by dealers by the close of trading on the floor of the NYSE on any business day and transmitted to the Distributor or its designee by the close of its business day (normally 5:15 p.m., New York time) will be based on the public offering price per share determined as of the close of trading on the floor of the NYSE on that day. Otherwise, the orders will be based on the next determined public offering price. It is the dealers' responsibility to transmit orders so that they will be received by the Distributor or its designee before the close of its business day. For certain institutions that have entered into agreements with the Distributor, payment for the purchase of Fund shares may be transmitted, and must be received by the Transfer Agent, within three business days after the order is placed. If such payment is not received within three business days after the order is placed, the order may be canceled and the institution could be held liable for resulting fees and/or losses.

      Agents may receive different levels of compensation for selling different Classes of shares. Management understands that some Agents may impose certain conditions on their clients which are different from those described in the respective Fund's Prospectus, and, to the extent permitted by applicable regulatory authority, may charge their clients direct fees which would be in addition to any amounts which might be received under the Distribution and Service Plans. Each Agent has agreed to transmit to its clients a schedule of such fees. You should consult your Agent in this regard.

      The Distributor may pay dealers a fee of up to 0.5% of the amount invested through such dealers in Fund shares by employees participating in qualified or non-qualified employee benefit plans or other programs where (i) the employers or affiliated employers maintaining such plans or programs have a minimum of 250 employees eligible for participation in such plans or programs or (ii) such plan's or program's aggregate investment in the Dreyfus Family of Funds or certain other products made available by the Distributor to such plans or programs exceeds $1,000,000 ("Eligible Benefit Plans"). Shares of funds in the Dreyfus Family of Funds then held by Eligible Benefit Plans will be aggregated to determine the fee payable. The Distributor reserves the right to cease paying these fees at any time. The Distributor will pay such fees from its own funds, other than amounts received from a Fund, including past profits or any other source available to it.

      Federal regulations require that you provide a certified taxpayer identification number ("TIN") upon opening or reopening an account. See the respective Fund's Account Application for further information concerning this requirement. Failure to furnish a certified TIN to a Fund could subject you to a $50 penalty imposed by the Internal Revenue Service.

      CLASS A SHARES. The public offering price for Class A shares of Balanced Fund is the NAV per share of that Class, plus, except for shareholders beneficially owning Class A shares of Balanced Fund on November 30, 1996, a sales load as shown below:


                              Total Sales Load as a %       Dealers' Reallowance
      Amount of Transaction   of Offering Price Per Share   as a % of Offering Price
      ---------------------   ---------------------------   ------------------------
      Less than $50,000                   5.75                    5.00
      $50,000 to less than $100,000       4.50                    3.75
      $100,000 to less than $250,000      3.50                    2.75
      $250,000 to less than $500,000      2.50                    2.25
      $500,000 to less than $1,000,000    2.00                    1.75
      $1,000,000 or more                  -0-                     -0-

      For shareholders who opened Balanced Fund accounts after December 19, 1994, but who beneficially owned Class A shares of Balanced Fund on November 30, 1996, the public offering price for Class A shares of Balanced Fund is the NAV per share of that Class plus a sales load as shown below:

                              Total Sales Load as a %       Dealers' Reallowance
      Amount of Transaction   of Offering Price Per Share   as a % of Offering Price
      ---------------------   ---------------------------   ------------------------
      Less than $50,000                   4.50                    4.25
      $50,000 to less than $100,000       4.00                    3.75
      $100,000 to less than $250,000      3.00                    2.75
      $250,000 to less than $500,000      2.50                    2.25
      $500,000 to less than $1,000,000    2.00                    1.75
      $1,000,000 or more                  -0-                     -0-

      Holders of Class A accounts of Balanced Fund as of December 19, 1994 may continue to purchase Class A shares of Balanced Fund at NAV. However, investments by such holders in other funds advised by Dreyfus will be subject to any applicable front-end sales load.

      The public offering price of Class A shares of Limited Term Income Fund is the NAV per share of that Class plus a sales load as shown below:

                              Total Sales Load as a %       Dealers' Reallowance
      Amount of Transaction   of Offering Price Per Share   as a % of Offering Price
      ---------------------   ---------------------------   ------------------------
      Less than $100,000                  3.00                    2.75
      $100,000 to less than $250,000      2.75                    2.50
      $250,000 to less than $500,000      2.25                    2.00
      $500,000 to less than $1,000,000    2.00                    1.75

      Holders of Class A accounts of Limited Term Income Fund as of December 19, 1994, may continue to purchase Class A shares of the Fund at NAV. However, investments by such holders in other funds advised by Dreyfus will be subject to any applicable front-end sales load.

      SALES LOADS -- CLASS A. The scale of sales loads applies to purchases of Class A shares made by any "purchaser," which term includes an individual and/or spouse purchasing securities for his, her or their own account or for the account of any minor children, or a trustee or other fiduciary purchasing securities for a single trust estate or a single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Internal Revenue Code of 1986, as amended (the "Code")) although more than one beneficiary is involved; or a group of accounts established by or on behalf of the employees of an employer or affiliated employers pursuant to an employee benefit plan or other program (including accounts established pursuant to Sections 403(b), 408(k) and 457 of the Code); or an organized group which has been in existence for more than six months, provided that it is not organized for the purpose of buying redeemable securities of a registered investment company and provided that the purchases are made through a central administration or a single dealer, or by other means which result in economy of sales effort or expense.

      Set forth below is an example of the method of computing the offering price of the Class A shares of each Fund. The example assumes a purchase of Class A shares for each Fund aggregating less than $50,000 with respect to Balanced Fund and less than $100,000 with respect to Limited Term Income Fund subject to the schedule of sales charges set forth in each Fund's Prospectus at a price based upon the NAV of a Class A share for each Fund at the close of business on October 31, 1998:

FOR BALANCED FUND

      NAV per share                                               $_____

      Per Share Sales Charge - 5.75%* of offering price
        (6.10% of NAV per share)                                  $_____

      Per Share Offering Price to Public                          $_____

---------------
* Class A shares purchased by shareholders beneficially owning Class A shares on November 30, 1996, but who opened their accounts after December 19, 1994, are subject to a different sales load schedule as described above.

FOR LIMITED TERM INCOME FUND

      NAV per share                                               $_____

      Per Share Sales Charge - 3.00% of offering price
        (3.10% of NAV per share)                                  $_____

      Per Share Offering Price to Public                          $_____

      There is no initial sale charge on purchases of $1,000,000 or more of Class A shares. However, if you purchase Class A shares without an initial sales charge as part of an investment of at least $1,000,000 and redeem all or a portion of those shares within one year of purchase, a contingent deferred sales charge ("CDSC") of 1.00% will be assessed at the time of redemption. The Distributor may pay Agents an amount up to 1% of the NAV of Class A shares purchased by their clients that are subject to a CDSC. The terms contained below under "Redemption of Shares - Contingent Deferred Sales Charge - Class B Shares" (other than the amount of the CDSC and time periods) and "Redemption of Shares - Waiver of CDSC" are applicable to the Class A shares subject to a CDSC. Letter of Intent and Right of Accumulation apply to such purchases of Class A shares.

      Full-time employees of NASD member firms and full-time employees of other financial institutions which have entered into an agreement with the Distributor pertaining to the sale of Fund shares (or which otherwise have a brokerage related or clearing arrangement with an NASD member firm or financial institution with respect to the sale of Fund shares) may purchase Class A shares for themselves directly or pursuant to an employee benefit plan or other program, or for their spouses or minor children at NAV, provided that they have furnished the Distributor with such information as it may request from time to time in order to verify eligibility for this privilege. This privilege also applies to full-time employees of financial institutions affiliated with NASD member firms whose full-time employees are eligible to purchase Class A shares at NAV. In addition, Class A shares are offered at NAV to full-time or part-time employees of Dreyfus or any of its affiliates or subsidiaries, directors of Dreyfus, Board members of a fund advised by Dreyfus, including members of the Company's Board, or the spouse or minor child of any of the foregoing.

      Class A shares are offered at NAV without a sales load to employees participating in Eligible Benefit Plans. Class A shares also may be purchased (including by exchange) at NAV without a sales load for Dreyfus-sponsored IRA "Rollover Accounts" with the distribution proceeds from a qualified retirement plan or a Dreyfus-sponsored 403(b)(7) plan, provided that, at the time of such distribution, such qualified retirement plan or Dreyfus-sponsored 403(b)(7) plan
(a) met the requirements of an Eligible Benefit Plan and all or a portion of such plan's assets were invested in funds in the Dreyfus Premier Family of Funds or the Dreyfus Family of Funds or certain other products made available by the Distributor to such plans, or (b) invested all of its assets in certain funds in the Dreyfus Premier Family of Funds or the Dreyfus Family of Funds or certain other products made available by the Distributor to such plans.

      Class A shares may be purchased at NAV through certain broker-dealers and other financial institutions which have entered into an agreement with the Distributor, which includes a requirement that such shares be sold for the benefit of clients participating in a "wrap account" or a similar program under which such clients pay a fee to such broker-dealer or other financial institution.

      Class A shares also may be purchased at NAV, subject to appropriate documentation, through a broker-dealer or other financial institution with the proceeds from the redemption of shares of a registered open-end management investment company not managed by Dreyfus or its affiliates. The purchase of Class A shares of a Fund must be made within 60 days of such redemption and the shareholder must have either (i) paid an initial sales charge or a CDSC or (ii) been obligated to pay at any time during the holding period, but did not actually pay on redemption, a deferred sales charge with respect to such redeemed shares.

      Class A shares also may be purchased at NAV, subject to appropriate documentation, by (i) qualified separate accounts maintained by an insurance company pursuant to the laws of any State or territory of the United States,
(ii) a State, county or city or instrumentality thereof, (iii) a charitable organization (as defined in Section 501(c)(3) of the Code) investing $50,000 or more in Fund shares, and (iv) a charitable remainder trust (as defined in Section 501(c)(3) of the Code).

      The dealer reallowance may be changed from time to time but will remain the same for all dealers. The Distributor, at its own expense, may provide additional promotional incentives to dealers that sell shares of funds advised by Dreyfus which are sold with a sales load, such as Class A shares. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of such shares. Dealers receive a larger percentage of the sales load from the Distributor than they receive for selling most other funds.

      CLASS B SHARES. The public offering price for Class B shares is the NAV per share of that Class. No initial sales charge is imposed at the time of purchase. A CDSC is imposed, however, on certain redemptions of Class B shares as described in each Fund's Prospectus. The Distributor compensates certain Agents for selling Class B shares at the time of purchase from the Distributor's own assets. The proceeds of the CDSC and the distribution fee, in part, are used to defray these expenses.

      Approximately six years after the date of purchase, Class B shares automatically will convert to Class A shares, based on the relative NAVs for shares of each such Class. Class B shares that have been acquired through the reinvestment of dividends and distributions will be converted on a pro rata basis together with other Class B shares, in the proportion that a shareholder's Class B shares converting to Class A shares bears to the total Class B shares not acquired through the reinvestment of dividends and distributions.

      CLASS C SHARES. The public offering price for Class C shares is the NAV per share of that Class. No initial sales charge is imposed at the time of purchase. A CDSC is imposed, however, on redemptions of Class C shares made within the first year of purchase.
See "Class B Shares" above and "How to Redeem Shares."

      CLASS R SHARES. The public offering for Class R shares is the NAV per share of that Class.

      RIGHT OF ACCUMULATION--CLASS A SHARES. Reduced sales loads apply to any purchase of Class A shares, shares of other funds in the Dreyfus Premier Family of Funds, shares of certain other funds advised by Dreyfus which are sold with a sales load and shares acquired by a previous exchange of such shares
(hereinafter referred to as "Eligible Funds"), by you and any related "purchaser" as defined above, where the aggregate investment, including such purchase, is $50,000 or more in the case of Balanced Fund and $100,000 or more in the case of Limited Term Income Fund. If, for example, you previously purchased and still hold Class A shares of Balanced Fund, or shares of any other Eligible Fund or combination thereof, with an aggregate current market value of $40,000 and subsequently purchase Class A shares of Balanced Fund or shares of an Eligible Fund having a current value of $20,000, the sales load applicable to the subsequent purchase would be reduced to 4.5% of the offering price. Class A shares purchased by shareholders beneficially owning Balanced Fund shares on November 30, 1996, but who opened their Fund accounts after December 19, 1994, are subject to a different sales load schedule, as described above. Similarly, if you previously purchased and still hold Class A shares of Limited Term Income Fund or shares of any other Eligible Fund or combination thereof, with an aggregate market value of $80,000 and subsequently purchase Class A shares of Limited Term Income Fund or shares of an Eligible Fund having a current value of $40,000, the sales load applicable to the subsequent purchase would be reduced to 2.75% of the offering price. All present holdings of Eligible Funds may be combined to determine the current offering price of the aggregate investment in ascertaining the sales load applicable to each subsequent purchase.

      To qualify for reduced sales loads, at the time of purchase you or your Agent must notify the Distributor if orders are made by wire, or the Transfer Agent if orders are made by mail. The reduced sales load is subject to confirmation of your holdings through a check of appropriate records.

      TELETRANSFER PRIVILEGE. You may purchase Fund shares by telephone through the TELETRANSFER Privilege if you have checked the appropriate box and supplied the necessary information on the Account Application or have filed a Shareholder Services Form with the Transfer Agent. The proceeds will be transferred between the bank account designated in one of these documents and your Fund account.
Only a bank account maintained in a domestic financial institution that is an Automated Clearing House ("ACH") member may be so designated. TELETRANSFER purchase orders may be made at any time. Purchase orders received by 4:00 p.m., New York time, on any business day that the Transfer Agent and the NYSE are open for business will be credited to the shareholder's Fund account on the next bank business day following such purchase order. Purchase orders made after 4:00
p.m., New York time, on any business day the Transfer Agent and the NYSE are open for business, or orders made on Saturday, Sunday or any Fund holiday (e.g., when the NYSE is not open for business), will be credited to the shareholder's Fund account on the second bank business day following such purchase order. To qualify to use the TELETRANSFER Privilege, the initial payment for purchase of Fund shares must be drawn on, and redemption proceeds paid to, the same bank and account as are designated on the Account Application or Shareholder Services Form on file. If the proceeds of a particular redemption are to be wired to an account at any other bank, the request must be in writing and signature-guaranteed. See "Redemption of Shares - TELETRANSFER Privilege." Each Fund may modify or terminate this Privilege at any time or charge a service fee upon notice to shareholders. No such fee currently is contemplated by either Fund.

      REOPENING AN ACCOUNT. An investor may reopen an account with a minimum investment of $100 without filing a new Account Application during the calendar year the account is closed or during the following calendar year, provided the information on the old Account Application is still applicable.

      IN-KIND PURCHASES. If the following conditions are satisfied, a Fund may at its discretion, permit the purchase of shares through an "in-kind" exchange of securities. Any securities exchanged must meet the investment objective, policies and limitations of the applicable Fund, must have a readily ascertainable market value, must be liquid and must not be subject to restrictions on resale. The market value of any securities exchanged, plus any cash, must be at least equal to $25,000. Shares purchased in exchange for securities generally cannot be redeemed for fifteen days following the exchange in order to allow time for the transfer to settle.

      The basis of the exchange will depend upon the relative NAVs of the shares purchased and securities exchanged. Securities accepted by a Fund will be valued in the same manner as the Fund values its assets. Any interest earned on the securities following their delivery to a Fund and prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities become the property of the Fund, along with the securities. For further information about "in-kind" purchases, call 1-800-554-4611.

      SHARE CERTIFICATES. Share certificates are issued upon written request only. No certificates are issued for fractional shares.

                         DISTRIBUTION AND SERVICE PLANS

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION IN EACH FUND'S PROSPECTUS ENTITLED "YOUR INVESTMENT."

      Class A, Class B and Class C shares are subject to annual fees for distribution and shareholder services.

      The SEC has adopted Rule 12b-1 under the 1940 Act (the "Rule") regulating the circumstances under which investment companies such as the Company may, directly or indirectly, bear the expenses of distributing their shares. The Rule defines distribution expenses to include expenditures for "any activity which is primarily intended to result in the sale of fund shares." The Rule, among other things, provides that an investment company may bear such expenses only pursuant to a plan adopted in accordance with the Rule.

      DISTRIBUTION PLAN--CLASS A SHARES. With respect to the Class A shares of each Fund, the Company has adopted a Distribution Plan pursuant to the Rule (each a "Class A Plan"), whereby Class A shares of a Fund may spend annually up to 0.25% of the average of its net assets to compensate Dreyfus Service Corporation, an affiliate of Dreyfus, for shareholder servicing activities and the Distributor for shareholder servicing activities and expenses primarily intended to result in the sale of Class A shares of the Fund. Each Class A Plan allows the Distributor to make payments from the Rule 12b-1 fees it collects from a Fund to compensate Agents that have entered into Selling Agreements ("Agreements") with the Distributor. Under the Agreements, the Agents are obligated to provide distribution related services with regard to the Funds and/or shareholder services to the Agent's clients that own Class A shares of the Funds.

      The Class A Plan provides that a report of the amounts expended under the Class A Plan, and the purposes for which such expenditures were incurred, must be made to the Company's Directors for their review at least quarterly. In addition, the Class A Plan provides that it may not be amended to increase materially the costs which a Fund may bear for distribution pursuant to the Class A Plan without approval of the Fund's shareholders, and that other material amendments of the Class A Plan must be approved by the vote of a majority of the Directors and of the Directors who are not "interested persons" (as defined in the 1940 Act) of the Company or the Distributor and who do not have any direct or indirect financial interest in the operation of the Class A Plan, cast in person at a meeting called for the purpose of considering such amendments. The Class A Plan is subject to annual approval by the entire Board of Directors and by the Directors who are neither interested persons nor have any direct or indirect financial interest in the operation of the Class A Plan, by vote cast in person at a meeting called for the purpose of voting on the Class A Plan. Each Fund's Class A Plan was so approved by the Directors at a meeting held on ______, 1999. The Class A Plan is terminable, as to a Fund's Class A shares, at any time by vote of a majority of the Directors who are not interested persons and have no direct or indirect financial interest in the operation of the Class A Plan or by vote of the holders of a majority of the outstanding shares of such class of the Fund.

      DISTRIBUTION AND SERVICE PLANS -- CLASS B AND CLASS C SHARES. In addition to the above described current Class A Plan for Class A shares, with respect to Class B and Class C shares of each Fund, the Board of Directors has adopted a Service Plan (each a "Service Plan") under the Rule pursuant to which each Fund pays the Distributor and Dreyfus Service Corporation a fee at the annual rate of 0.25% of the value of the average daily net assets of Class B and Class C shares for the provision of certain services to the holders of Class B and Class C shares. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding a Fund and providing reports and other information, and providing services related to the maintenance of such shareholder accounts. With regard to such services, each Agent is required to disclose to its clients any compensation payable to it by a Fund and any other compensation payable by its clients in connection with the investment of their assets in Class B and Class C shares. The Distributor may pay one or more Agents in respect of services for these Classes of shares. The Distributor determines the amounts, if any, to be paid to Agents under the Service Plan and the basis on which such payments are made. With respect to Class B and Class C shares of each Fund, the Company's Board of Directors has also adopted a Distribution Plan pursuant to the Rule (each a "Distribution Plan") pursuant to which Balanced Fund pays the Distributor for distributing the Balanced Fund's Class B and Class C shares at an aggregate annual rate of 0.75% of the value of the average daily net assets of Class B and Class C shares of Balanced Fund and Limited Term Income Fund pays the Distributor for distributing Limited Term Income Fund's Class B and Class C shares at an aggregate annual rate of 0.50% of the value of the average daily net assets of Class B and Class C shares of Limited Term Income Fund. The Company's Board of Directors believes that there is a reasonable likelihood that the Distribution and Service Plans (the "Plans") will benefit the Funds and the holders of Class B and Class C shares.

      A quarterly report of the amounts expended under each Plan, and the purposes for which such expenditures were incurred, must be made to the Directors for their review. In addition, each Plan provides that it may not be amended to increase materially the cost which holders of Class B or Class C shares may bear pursuant to the Plan without the approval of the holders of such

Classes and that other material amendments of the Plan must be approved by the Board of Directors and by the Directors who are not interested persons of the Funds and have no direct or indirect financial interest in the operation of the Plan or in any agreements entered into in connection with the Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. Each Plan is subject to annual approval by such vote of the Directors cast in person at a meeting called for the purpose of voting on the Plan. Each Plan was so approved by the Directors at a meeting held on , 1999. Each Plan may be terminated at any time by vote of a majority of the Directors who are not interested persons and have no direct or indirect financial interest in the operation of the Plan or in any agreements entered into in connection with the Plan or by vote of the holders of a majority of Class B and Class C shares.

      An Agent entitled to receive compensation for selling and servicing the Fund's shares may receive different compensation with respect to one Class of shares over another. Potential investors should read this Statement of Additional Information in light of the terms governing Agreements with their Agents. The fees payable under the Distribution and Service Plans are payable without regard to actual expenses incurred. The Fund and the Distributor may suspend or reduce payments under the Distribution and Service Plans at any time, and payments are subject to the continuation of the Fund's Plans and the Agreements described above. From time to time, the Agents, the Distributor and the Fund may voluntarily agree to reduce the maximum fees payable under the Plans.

      For the fiscal year ended October 31, 1998, Balanced Fund paid the Distributor and Dreyfus Service Corporation $____ and $______, respectively, pursuant to the respective Class A Plan. For the fiscal year ended October 31, 1998, Balanced Fund paid the Distributor $______ and $______, pursuant to the applicable Distribution Plan with respect to Class B and Class C shares, respectively, and paid the Distributor and Dreyfus Service Corporation $____ and $_____, respectively, pursuant to the Service Plan with respect to Class B shares and $______ and $______, respectively, pursuant to the Service Plan with respect to Class C shares.

      For the fiscal year ended October 31, 1998, Limited Term Income Fund paid the Distributor and Dreyfus Service Corporation $_____ and $______, respectively, pursuant to the respective Class A Plan. For the fiscal year ended October 31, 1998, Limited Term Income Fund paid the Distributor $______ and $______, pursuant to the applicable Distribution Plan with respect to Class B and Class C shares, respectively, and paid the Distributor and Dreyfus Service Corporation $ and $________, respectively, pursuant to the Service Plan with respect to Class B shares and $________ and $____________, respectively, pursuant to the Service Plan with respect to Class C shares.


                             REDEMPTION OF SHARES

      The following information supplements and should be read in conjunction with the section in each Fund's Prospectus entitled "Account Policies," "Services For Fund Investors," "Instructions for Regular Accounts" and "Instructions for IRAs."

      GENERAL. If you hold Fund shares of more than one Class, any request for redemption must specify the Class of shares being redeemed. If you fail to specify the Class of shares to be redeemed or if you own fewer shares of the Class than specified to be redeemed, the redemption request may be delayed until the Transfer Agent receives further instructions from you or your Agent.

      The Funds impose no charges (other than any applicable CDSC) when shares are redeemed. Agents or other institutions may charge their clients a nominal fee for effecting redemptions of Fund shares. Any certificates representing Fund shares being redeemed must be submitted with the redemption request. The value of the shares redeemed may be more or less than their original cost, depending upon the Fund's then-current NAV.

      PROCEDURES. You may redeem Fund shares by using the regular redemption procedure through the Transfer Agent, or if you have checked the appropriate box and supplied the necessary information on the Account Application or have filed a Shareholder Services Form with the Transfer Agent, through the TELETRANSFER Privilege. If you are a client of a Selected Dealer, you may redeem Fund shares through the Selected Dealer. Other redemption procedures may be in effect for clients of certain Agents and institutions. Each Fund makes available to certain large institutions the ability to issue redemption instructions through compatible computer facilities. Each Fund reserves the right to refuse any request made by telephone, including requests made shortly after a change of address, and may limit the amount involved or the number of such requests. Each Fund may modify or terminate any redemption privilege at any time or charge a service fee upon notice to shareholders. No such fee currently is contemplated. Shared held under Keogh Plans, IRAs, or other retirement plans, and shares for which certificates have been issued, are not eligible for the TELETRANSFER Privilege.

      You may redeem Fund shares by telephone if you have checked the appropriate box on the Account Application or have filed a Shareholder Services Form with the Transfer Agent. If you select the TELETRANSFER redemption privilege or telephone exchange privilege, which is granted automatically unless you refuse it, you authorize the Transfer Agent to act on telephone instructions (including over The Dreyfus Touch(R) automated telephone system) froM any person representing himself or herself to be you, or a representative of your Agent, and reasonably believed by the Transfer Agent to be genuine. Each Fund will require the Transfer Agent to employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine and, if it does not follow such procedures, the Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions. Neither the Funds nor the Transfer Agent will be liable for following telephone instructions reasonably believed to be genuine.

      During times of drastic economic or market conditions, you may experience difficulty in contacting the Transfer Agent by telephone to request a TELETRANSFER redemption or an exchange of Fund shares. In such cases, you should consider using the other redemption procedures described herein. Use of these other redemption procedures may result in your redemption request being processed at a later time than it would have been if TELETRANSFER redemption had been used. During the delay, the Fund's NAV may fluctuate.

      REDEMPTION THROUGH A SELECTED DEALER. Customers of Selected Dealers may make redemption requests to their Selected Dealer. If the Selected Dealer transmits the redemption request so that it is received by the Transfer Agent prior to the close of trading on the floor of the NYSE (currently 4:00 p.m., New York time), the redemption request will be effective on that day. If a redemption request is received by the Transfer Agent after the close of trading on the floor of the NYSE, the redemption request will be effective on the next business day. It is the responsibility of the Selected Dealer to transmit a request so that it is received in a timely manner. The proceeds of the redemption are credited to your account with the Selected Dealer.

      In addition, the Distributor or its designee will accept orders from Selected Dealers with which the Distributor has sales agreements for the repurchase of Fund shares held by shareholders. Repurchase orders received by dealers by the close of trading on the floor of the NYSE on any business day and transmitted to the Distributor or its designee prior to the close of its business day (normally 5:15 p.m., New York time) are effected at the price determined as of the close of trading on the floor of the NYSE on that day. Otherwise, the Fund shares will be redeemed at the next determined NAV. It is the responsibility of the Selected Dealer to transmit orders on a timely basis. The Selected Dealer may charge the shareholder a fee for executing the order. This repurchase arrangement is discretionary and may be withdrawn at any time.

      REINVESTMENT PRIVILEGE. Upon written request, you may reinvest up to the number of Class A or Class B shares you have redeemed, within 45 days of redemption, at the then-prevailing NAV without a sales load, or reinstate your account for the purpose of exercising Fund Exchanges. Upon reinstatement, with respect to Class B shares, or Class A shares if such shares were subject to a CDSC, your account will be credited with an amount equal to the CDSC previously paid upon redemption of the Class A or Class B shares reinvested. The Reinvestment Privilege may be exercised only once.

      TELETRANSFER PRIVILEGE. You may request by telephone that redemption proceeds (minimum $500 per day) be transferred between your Fund account and your bank account. Only a bank account maintained in a domestic financial institution which is an ACH member may be designated. Redemption proceeds will be on deposit in your account at an ACH member bank ordinarily two days after receipt of the redemption request. Investors should be aware that if they have selected the TELETRANSFER Privilege, any request for a wire redemption will be effected as a TELETRANSFER transaction through the ACH system unless more prompt transmittal specifically is requested. Holders of jointly registered Fund or bank accounts may redeem through the TELETRANSFER Privilege for transfer to their bank account only up to $250,000 within any 30-day period. See "Purchase of Shares--TELETRANSFEr Privilege."

      STOCK CERTIFICATES; SIGNATURES. Any certificates representing Fund shares to be redeemed must be submitted with the redemption request. Written redemption requests must be signed by each shareholder, including each holder of a joint account, and each signature must be guaranteed. Signatures on endorsed certificates submitted for redemption also must be guaranteed. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the NYSE Medallion Signature Program, the Securities Transfer Agents Medallion Program ("STAMP") and the Stock Exchanges Medallion Program. Guarantees must be signed by an authorized signatory of the guarantor and "Signature-Guaranteed" must appear with the signature. The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees or guardians, and may accept other suitable verification arrangements from foreign investors, such as consular verification. For more information with respect to signature-guarantees, please call one of the telephone numbers listed on the cover.

      REDEMPTION COMMITMENT. The Company has committed itself to pay in cash all redemption requests by any shareholder of record of a Fund, limited in amount during any 90 day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. In the case of requests for redemptions in excess of such amount, the Company's Board reserves the right to make payments in whole or in part in securities or other assets in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In such event, the securities would be valued in the same manner as each Fund's portfolio is valued. If the recipient sold such securities, brokerage charges might be incurred.

      SUSPENSION OF REDEMPTIONS. The right of redemption may be suspended or the date of payment postponed (a) during any period when the NYSE is closed (other than customary weekend and holiday closings), (b) when trading in the markets a Fund ordinarily utilizes is restricted, or when an emergency exists as determined by the SEC so that disposal of a Fund's investments or determination of its NAV is not reasonably practicable, or (c) for such other periods as the SEC by order may permit to protect a Fund's shareholders.

      CONTINGENT DEFERRED SALES CHARGE - CLASS B SHARES. A CDSC payable to the Distributor is imposed on any redemption of Class B shares which reduces the current NAV of your Class B shares to an amount which is lower than the dollar amount of all payments by you for the purchase of Class B shares of the Fund held by you at the time of redemption. No CDSC will be imposed to the extent that the NAV of the Class B shares redeemed does not exceed (i) the current NAV of Class B shares acquired through reinvestment of dividends or other distributions, plus (ii) increases in the NAV of Class B shares above the dollar amount of all your payments for the purchase of Class B shares of the Fund held by you at the time of redemption.

      If the aggregate value of the Class B shares redeemed has declined below their original cost as a result of a Fund's performance, a CDSC may be applied to the then-current NAV rather than the purchase price.

      In circumstances where the CDSC is imposed, the amount of the charge will depend on the number of years from the time you purchased the Class B shares until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of any payment for the purchase of Class B shares, all payments during a month will be aggregated and deemed to have been made on the first day of the month.

      In determining whether a CDSC is applicable to a redemption, the calculation will be made in a manner that results in the lowest possible rate. It will be assumed that the redemption is made first of amounts representing shares acquired pursuant to the reinvestment of dividends and distributions; then of amounts representing the increase in NAV of Class B shares above the total amount of payments for the purchase of Class B shares made during the preceding six years in the case of Balanced Fund and five years in the case of Limited Term Income Fund; then of amounts representing the cost of shares purchased six years prior to redemption in the case of Balanced Fund and five years prior to the redemption in the case of Limited Term Income Fund; and finally, of amounts representing the cost of shares held for the longest period of time within the applicable six-year period in the case of Balanced Fund and five-year period in the case of Limited Term Income Fund.

      For example, assume an investor purchased 100 shares at $10 per share for a cost of $1,000. Subsequently, the shareholder acquired five additional shares through dividend reinvestment. During the second year after the purchase the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption the NAV has appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The CDSC would not be applied to the value of the reinvested dividend shares and the amount which represents appreciation ($260). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4% (3% in the case of Limited Term Income Fund) (the applicable rate in the second year after purchase) for a total CDSC of $9.60 ($7.20 in the case of Limited Term Income
Fund).

      For purposes of determining the applicable CDSC payable with respect to redemption of Class B shares of a Fund where such shares were acquired through exchange of Class B shares of another fund advised by Dreyfus, the year since purchase payment was made is based on the date of purchase of the original Class B shares of the fund exchanged.

      CONTINGENT DEFERRED SALES CHARGE - CLASS C SHARES. A CDSC of 1% in the case of Balanced Fund and 0.75% in the case of Limited Term Income Fund payable to the Distributor is imposed on any redemption of Class C shares within one year of the date of purchase. The basis for calculating the payment of any such CDSC will be the method used in calculating the CDSC for Class B shares. See "Contingent Deferred Sales Charge - Class B Shares" above.

      WAIVER OF CDSC. The CDSC will be waived in connection with (a) redemptions made within one year after the death or disability, as defined in Section 72(m)(7) of the Code, of the shareholder, (b) redemptions by employees participating in Eligible Benefit Plans, (c) redemptions as a result of a combination of any investment company with a Fund by merger, acquisition of assets or otherwise, (d) a distribution following retirement under a tax-deferred retirement plan or upon attaining age 70 1/2 in the case of an IRA or Keogh plAN or custodial account pursuant to Section 403(b) of the Code, and
(e) redemptions  pursuant to the Automatic  Withdrawal Plan, as described below.

If the Company's Board determines to discontinue the waiver of the CDSC, the disclosure herein will be revised appropriately. Any Fund shares subject to a CDSC which were purchased prior to the termination of such waiver will have the CDSC waived as provided in the Prospectus of each Fund or this Statement of Additional Information at the time of the purchase of such shares.

      To qualify for a waiver of the CDSC, at the time of redemption you must notify the Transfer Agent or your Agent must notify the Distributor. Any such qualification is subject to confirmation of your entitlement.

                             SHAREHOLDER SERVICES

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTIONS IN EACH FUND'S PROSPECTUS ENTITLED "ACCOUNT POLICIES" AND "SERVICES FOR FUND INVESTORS."

      FUND EXCHANGES. Shares of any Class of a Fund may be exchanged for shares of the respective Class of certain other funds advised or administered by Dreyfus. Shares of the same Class of such other funds purchased by exchange will be purchased on the basis of relative NAV per share as follows:

            A. Exchanges for shares of funds that are offered without a sales load will be made without a sales load.

            B. Shares of funds purchased without a sales load may be exchanged for shares of other funds sold with a sales load, and the applicable sales load will be deducted.

            C. Shares of funds purchased with a sales load may be exchanged without a sales load for shares of other funds sold without a sales load.

            D. Shares of funds purchased with a sales load, shares of funds acquired by a previous exchange from shares purchased with a sales load and additional shares acquired through reinvestment of dividends or other distributions of any such funds (collectively referred to herein as "Purchased Shares") may be exchanged for shares of other funds sold with a sales load (referred to herein as "Offered Shares"), provided that, if the sales load applicable to the Offered Shares exceeds the maximum sales load that could have been imposed in connection with the Purchased Shares (at the time the Purchased Shares were acquired), without giving effect to any reduced loads, the difference will be deducted.

            E. Shares of funds subject to a CDSC that are exchanged for shares of another fund will be subject to the higher applicable CDSC of the two funds and, for purposes of calculating CDSC rates and conversion periods, if any, will be deemed to have been held since the date the shares being exchanged were initially purchased.

      To accomplish an exchange under item D above, an investor's Agent must notify the Transfer Agent of the investor's prior ownership of shares with a sales load and the investor's account number. Any such exchange is subject to confirmation of an investor's holdings through a check of appropriate records.

      To request an exchange, an investor or an investor's Agent acting on the investor's behalf must give exchange instructions to the Transfer Agent in writing or by telephone. The ability to issue exchange instructions by telephone is given to all Fund shareholders automatically unless the investor checks the applicable "No" box on the Account Application, indicating that the investor specifically refuses this privilege. The Telephone Exchange Privilege may be established for an existing account by written request signed by all shareholders on the account, by a separate signed Shareholder Services Form, available by calling 1-800-554-4611, or by oral request from any of the authorized signatories on the account, also by calling 1-800-554-4611. By using the Telephone Exchange Privilege, the investor authorizes the Transfer Agent to act on telephonic instructions (including over The Dreyfus Touch(R) automated telephone system) from any person representinG himself or herself to be the investor or a representative of the investor's Agent, and reasonably believed by the Transfer Agent to be genuine. Telephone exchanges may be subject to limitations as to the amount involved or the number of telephone exchanges permitted. Shares issued in certificate form are not eligible for telephone exchange. No fees currently are charged shareholders directly in connection with exchanges, although the Fund reserves the right, upon not less than 60 days' written notice, to charge shareholders a nominal fee in accordance with rules promulgated by the SEC.

      Exchanges of Class R shares held by a Retirement Plan may be made only between the investor's Retirement Plan account in one fund and such investor's Retirement Plan account in another fund.

      To establish a personal retirement plan by exchange, shares of the fund being exchanged must have a value of at least the minimum initial investment required for the fund into which the exchange is being made.

      DREYFUS AUTO-EXCHANGE PRIVILEGE. The Dreyfus Auto-Exchange Privilege permits an investor to regularly purchase (on a semi-monthly, monthly, quarterly or annual basis), in exchange for shares of the Fund, shares of the same Class of certain other funds in the Dreyfus Premier Family of Funds or the Dreyfus Family of Funds of which the investor is a shareholder. The amount the investor designates, which can be expressed either in terms of a specific dollar or share amount ($100 minimum), will be exchanged automatically on the first and/or fifteenth day of the month according to the schedule the investor has selected. This Privilege is available only for existing accounts. With respect to Class R shares held by a Retirement Plan, exchanges may be made only between the investor's Retirement Plan account in one fund and such investor's Retirement Plan account in another fund. Shares will be exchanged on the basis of relative NAV as described above under "Fund Exchanges." Enrollment in or modification or cancellation of this Privilege is effective three business days following notification by the investor. An investor will be notified if the investor's account falls below the amount designated to be exchanged under this Privilege. In this case, an investor's account will fall to zero unless additional investments are made in excess of the designated amount prior to the next Auto-Exchange transaction. Shares held under IRAs and other retirement plans are eligible for this Privilege. Exchanges of IRA shares may be made between IRA accounts and from regular accounts to IRA accounts, but not from IRA accounts to regular accounts. With respect to all other retirement accounts, exchanges may be made only among those accounts.

     The right to exercise this Privilege may be modified or canceled by the Fund or the Transfer Agent. You may modify or cancel your exercise of this Privilege at any time by mailing written notification to the applicable Fund at P.O. Box 6587, Providence, Rhode Island 02940-6587. The Fund may charge a service fee for the use of this Privilege. No such fee currently is contemplated. For more information concerning this Privilege and the funds in the Dreyfus Premier Family of Funds or the Dreyfus Family of Funds eligible to participate in this Privilege, or to obtain a Dreyfus Auto-Exchange Authorization Form, please call toll free 1-800-554-4611.

     Fund Exchanges and the Dreyfus Auto-Exchange Privilege are available to shareholders resident in any state in which shares of the fund being acquired may legally be sold. Shares may be exchanged only between accounts having identical names and other identifying designations. The exchange of shares of one fund for shares of another is treated for Federal income tax purposes as a sale of the shares given in exchange and, therefore, an exchanging shareholder (other than a tax-exempt Retirement Plan) may realize a taxable gain or loss.

      Shareholder Services Forms and prospectuses of the other funds may be obtained by calling 1-800-554-4611. The Funds reserve the right to reject any exchange request in whole or in part. The Fund Exchange service or the Dreyfus Auto-Exchange Privilege may be modified or terminated at any time upon notice to shareholders.

      DREYFUS-AUTOMATIC ASSET BUILDER(R). Dreyfus Automatic Asset Builder permits you tO purchase Fund shares (minimum of $100 and maximum of $150,000 per transaction) at regular intervals selected by you. Fund shares are purchased by transferring funds from the bank account designated by you. Only an account maintained at a domestic financial institution which is an ACH member may be so designated. To establish a Dreyfus-Automatic Asset Builder account, you must file an authorization form with the Transfer Agent. You may obtain the necessary authorization form by calling 1-800-554-4611. You may cancel your participation in this Privilege or change the amount of purchase at any time by mailing written notification to the applicable Fund at P.O. Box 6587, Providence, Rhode Island 02940-6587 and the notification will be effective three business days following receipt. Each Fund may modify or terminate this Privilege at any time or charge a service fee. No such fee currently is contemplated.

      AUTOMATIC WITHDRAWAL PLAN. The Automatic Withdrawal Plan permits an investor with a $5,000 minimum account to request withdrawal of a specified dollar amount (minimum of $50) on either a monthly or quarterly basis. Withdrawal payments are the proceeds from sales of Fund shares, not the yield on the shares. If withdrawal payments exceed reinvested dividends and other distributions, the investor's shares will be reduced and eventually may be depleted. An Automatic Withdrawal Plan may be established by filing an Automatic Withdrawal Plan application with the Transfer Agent or by oral request from any of the authorized signatories on the account by calling 1-800-554-4611. Automatic Withdrawal may be terminated at any time by the investor, a Fund or the Transfer Agent. Shares for which certificates have been issued may not be redeemed through the Automatic Withdrawal Plan.

      Particular Retirement Plans, including Dreyfus-sponsored Retirement Plans, may permit certain participants to establish an automatic withdrawal plan from such Retirement Plans. Participants should consult their Retirement Plan sponsor and tax adviser for details. Such a withdrawal plan is different from the Automatic Withdrawal Plan. The Automatic Withdrawal Plan may be ended at any time by the shareholder, the Fund or the Transfer Agent. Shares for which certificates have been issued may not be redeemed through the Automatic Withdrawal Plan.

      No CDSC with respect to Class B shares will be imposed on withdrawals made under the Automatic Withdrawal Plan, provided that the amounts withdrawn under the plan do not exceed on an annual basis 12% of the account value at the time the shareholder elects to participate in the Automatic Withdrawal Plan. Withdrawals with respect to Class B shares under the Automatic Withdrawal Plan that exceed on an annual basis 12% of the value of the shareholder's account will be subject to a CDSC on the amounts exceeding 12% of the initial account value. Class C shares, and Class A shares to which a CDSC applies, that are withdrawn pursuant to the Automatic Withdrawal Plan will be subject to any applicable CDSC. Purchases of additional Class A shares where the sales load is imposed concurrently with withdrawals of Class A shares generally are undesirable.

      DIVIDEND OPTIONS. Dreyfus Dividend Sweep allows investors to invest automatically their dividends or dividends and other distributions, if any, from a Fund in shares of the same Class of certain other funds in the Dreyfus Premier Family of Funds or the Dreyfus Family of Funds of which the investor is a shareholder. Shares of the same Class of other funds purchased pursuant to this Privilege will be purchased on the basis of relative NAV per share as follows:

            A. Dividends and other distributions paid by a fund may be invested without imposition of a sales load in shares of other funds that are offered without a sales load.

            B. Dividends and other distributions paid by a fund which does not charge a sales load may be invested in shares of other funds sold with a sales load, and the applicable sales load will be deducted.

            C. Dividends and other distributions paid by a fund which charges a sales load may be invested in shares of other funds sold with a sales load (referred to herein as "Offered Shares"), provided that, if the sales load applicable to the Offered Shares exceeds the maximum sales load charged by the fund from which dividends or other distributions are being swept, without giving effect to any reduced loads, the difference will be deducted.

            D. Dividends and other distributions paid by a fund may be invested in shares of other funds that impose a CDSC and the applicable CDSC, if any, will be imposed upon redemption of such shares.

      Dreyfus Dividend ACH permits you to transfer electronically dividends or dividends and other distributions, if any, from a Fund to a designated bank account. Only an account maintained at a domestic financial institution which is an ACH member may be so designated. Banks may charge a fee for this service.

      For more information concerning these Privileges, or to request a Dividend Options Form, please call toll free 1-800-554-4611. You may cancel these Privileges by mailing written notification to the applicable Fund at P.O. Box 6587, Providence, Rhode Island 02940-6587. To select a new fund after cancellation, you must submit a new Dividend Options Form. Enrollment in or cancellation of these privileges is effective three business days following receipt. These privileges are available only for existing accounts and may not be used to open new accounts. Minimum subsequent investments do not apply for Dreyfus Dividend Sweep. The Fund may modify or terminate these privileges at any time or charge a service fee. No such fee currently is contemplated. Shares held under Keogh Plans, IRAs or other retirement plans are not eligible for Dreyfus Dividend Sweep.

      DREYFUS GOVERNMENT DIRECT DEPOSIT PRIVILEGE. Dreyfus Government Direct Deposit Privilege enables you to purchase Fund shares (minimum of $100 and maximum of $50,000 per transaction) by having Federal salary, Social Security or certain veterans', military or other payments from the Federal government automatically deposited into your Fund account. You may deposit as much of such payments as you elect. You should consider whether Direct Deposit of your entire payment into a fund with fluctuating NAV, such as the Funds, may be appropriate for you. To enroll in Dreyfus Government Direct Deposit, you must file with the Transfer Agent a completed Direct Deposit Sign-Up Form for each type of payment that you desire to include in this Privilege. The appropriate form may be obtained from your Agent or by calling 1-800-554-4611. Death or legal incapacity will terminate your participation in this Privilege. You may elect at any time to terminate your participation by notifying in writing the appropriate Federal agency. Further, the respective Fund may terminate your participation upon 30 days' notice to you.

      LETTER OF INTENT--CLASS A SHARES. By signing a Letter of Intent form, which can be obtained by calling 1-800-554-4611, you become eligible for the reduced sales load applicable to the total number of Eligible Fund shares purchased in a 13-month period pursuant to the terms and conditions set forth in the Letter of Intent. A minimum initial purchase of $5,000 is required. To compute the applicable sales load, the offering price of shares you hold (on the date of submission of the Letter of Intent) in any Eligible Fund that may be used toward "Right of Accumulation" benefits described above may be used as a credit toward completion of the Letter of Intent. However, the reduced sales load will be applied only to new purchases.

      The Transfer Agent will hold in escrow 5% of the amount indicated in the Letter of Intent for payment of a higher sales load if you do not purchase the full amount indicated in the Letter of Intent. The escrow will be released when you fulfill the terms of the Letter of Intent by purchasing the specified amount. If your purchases qualify for a further sales load reduction, the sales load will be adjusted to reflect your total purchase at the end of 13 months. If total purchases are less than the amount specified, you will be requested to remit an amount equal to the difference between the sales load actually paid and the sales load applicable to the aggregate purchases actually made. If such remittance is not received within 20 days, the Transfer Agent, as attorney-in-fact pursuant to the terms of the Letter of Intent, will redeem an appropriate number of Class A shares of the applicable Fund held in escrow to realize the difference. Signing a Letter of Intent does not bind you to purchase, or a Fund to sell, the full amount indicated at the sales load in effect at the time of signing, but you must complete the intended purchase to obtain the reduced sales load. At the time you purchase Class A shares, you must indicate your intention to do so under a Letter of Intent. Purchases pursuant to a Letter of Intent will be made at the then-current NAV plus the applicable sales load in effect at the time such Letter of Intent was executed.

      RETIREMENT PLANS. Each Fund makes available a variety of pension and profit-sharing plans, including Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, SEP-IRAs, rollover IRAs and Education IRAs), 401(k) Salary Reduction Plans and 403(b)(7) Plans. Plan support services also are available. You can obtain details on the various plans by calling the following numbers toll free: for Keogh Plans, please call 1-800-358-5566; for IRAs and IRA "Rollover Accounts," please call 1-800-554-4611; for SEP-IRAs, 401(k) Salary Reduction Plans and 403(b)(7) Plans, please call 1-800-322-7880.

      Investors who wish to purchase Fund shares in conjunction with a Keogh Plan, a 403(b)(7) Plan or an IRA, including a SEP-IRA, may request from the Distributor forms for adoption of such plans.

      The entity acting as custodian for Keogh Plans, 403(b)(7) Plans or IRAs may charge a fee, payment of which could require the liquidation of shares. All fees charged are described in the appropriate form.

      SHARES MAY BE PURCHASED IN CONNECTION WITH THESE PLANS ONLY BY DIRECT REMITTANCE TO THE ENTITY ACTING AS CUSTODIAN. PURCHASES FOR THESE PLANS MAY NOT BE MADE IN ADVANCE OF RECEIPT OF FUNDS.

      Each  investor   should  read  the  prototype   retirement  plan  and  the
appropriate form of custodial agreement for further details on eligibility, service fees and tax implications, and should consult a tax adviser.

                     ADDITIONAL INFORMATION ABOUT PURCHASES,
                            EXCHANGES AND REDEMPTIONS

      The Funds are intended to be a long-term investment vehicles and are not designed to provide investors with a means of speculation on short-term market movements. A pattern of frequent purchases and exchanges can be disruptive to efficient portfolio management and, consequently, can be detrimental to a Fund's performance and its shareholders. Accordingly, if a Fund's management determines that an investor is engaged in excessive trading, the Fund, with or without prior notice, may temporarily or permanently terminate the availability of Fund Exchanges, or reject in whole or part any purchase or exchange request, with respect to such investor's account. Such investors also may be barred from purchasing other funds in the Dreyfus Family of Funds. Generally, an investor who makes more than four exchanges out of a Fund during any calendar year or who makes exchanges that appear to coincide with an active market-timing strategy may be deemed to be engaged in excessive trading. Accounts under common ownership or control will be considered as one account for purposes of determining a pattern of excessive trading. In addition, a Fund may refuse or restrict purchase or exchange requests by any person or group if, in the judgment of the Fund's management, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies or could otherwise be adversely affected or if the Fund receives or anticipates receiving simultaneous orders that may significantly affect the Fund (e.g., amounts equal to 1% or more of the Fund's total assets). If an exchange request is refused, a Fund will take no other action with respect to the shares until it receives further instructions from the investor. A Fund may delay forwarding redemption proceeds for up to seven days if the investor redeeming shares is engaged in excessive trading or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the Fund. A Fund's policy on excessive trading applies to investors who invest in the Fund directly or through financial intermediaries, but does not apply to the Dreyfus Auto-Exchange Privilege, to any automatic investment or withdrawal privilege described herein, or to participants in employer-sponsored retirement plans.

      During times of drastic economic or market conditions, a Fund may suspend Fund Exchanges temporarily without notice and treat exchange requests based on their separate components - redemption orders with a simultaneous request to purchase the other fund's shares. In such a case, the redemption request would be processed at the Fund's next determined NAV but the purchase order would be effective only at the NAV next determined after the fund being purchased receives the proceeds of the redemption, which may result in the purchase being delayed.


                       DETERMINATION OF NET ASSET VALUE

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION IN EACH FUND'S PROSPECTUS ENTITLED "ACCOUNT POLICIES."

      VALUATION OF PORTFOLIO SECURITIES. The Fund's securities are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Where market quotations are not readily available, the Fund's investments are valued based on fair value as determined in good faith by the Company's Board. Debt securities may be valued by an independent pricing service approved by the Company's Board and are valued at fair value as determined by the pricing service. Any assets or liabilities initially expressed in terms of foreign currency will be translated into U.S.

dollars at the midpoint of the New York interbank market spot exchange rate as quoted on the day of such translation or, if no such rate is quoted on such date, such other quoted market exchange rate as may be determined to be appropriate by Dreyfus. If the Fund has to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of NAV may not take place contemporaneously with the determination of prices of certain of the Fund's securities. Short-term investments are carried at amortized cost, which approximates value. Expenses and fees, including the management fee, are accrued daily and taken into account for the purpose of determining the NAV of the Fund's shares.

      Restricted securities, as well as securities or other assets for which market quotations are not readily available or which are not valued by a pricing service approved by the Board of Directors, are valued at fair value as determined in good faith by the Board of Directors. The Board of Directors will review the method of valuation on a current basis. In making their good faith valuation of restricted securities, the Board of Directors generally will take the following factors into consideration: restricted securities which are, or are convertible into, securities of the same class of securities for which a public market exists usually will be valued at market value less the same percentage discount at which purchased. This discount will be revised periodically by the Board of Directors if it believes that the discount no longer reflects the value of the restricted securities. Restricted securities not of the same class as securities for which a public market exists usually will be valued initially at cost. Any subsequent adjustment from cost will be based upon considerations deemed relevant by the Board of Directors.

      NYSE CLOSINGS. The holidays (as observed) on which the NYSE is currently scheduled to be closed are: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


                   DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION IN EACH FUND'S PROSPECTUS ENTITLED "DISTRIBUTIONS AND TAXES."

      GENERAL. Limited Term Income Fund declares daily and pays monthly (on the first business day of the following month) dividends from its net investment income, if any. Balanced Fund declares and pays dividends from its net investment income, if any, four times yearly. Each Fund distributes net realized capital gains, if any, once a year, but may make distributions on a more frequent basis to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act. The Funds will not make distributions from net realized capital gains unless all capital loss carryovers, if any, have been utilized or have expired. Investors other than qualified retirement plans may choose whether to receive dividends and other distributions in cash, to receive dividends in cash and reinvest other distributions in additional Fund shares at NAV, or to reinvest both dividends and other distributions in additional Fund shares at NAV; dividends and other distributions paid to qualified retirement plans are reinvested automatically in additional Fund shares at NAV. All expenses are accrued daily and deducted before declaration of dividends to investors. Dividends and other distributions paid by each Class are calculated at the same time and in the same manner and will be in the same amount, except that the expenses attributable solely to a particular Class are borne exclusively by that Class. Class B and Class C shares will receive lower per share dividends than Class A shares, which will in turn receive lower per share dividends than Class R shares, because of the higher expenses borne by the relevant Classes.

      It is expected that each Fund will qualify for treatment as a regulated investment company ("RIC") under the Code so long as such qualification is in the best interests of its shareholders. Such qualification will relieve a Fund of any liability for Federal income tax to the extent its earnings and realized gains are distributed in accordance with applicable provisions of the Code. To qualify for treatment as a RIC under the Code, a Fund -- which is treated as a separate corporation for federal tax purposes -- (1) must distribute to its shareholders each year at least 90% of its investment company taxable income (generally consisting of net investment income, net short-term capital gains and net gains from certain foreign currency transactions) (the "Distribution Requirement"), (2) must derive at least 90% of its annual gross income from specified sources (the "Income Requirement"), and (3) must meet certain asset diversification and other requirements. The term "regulated investment company" does not imply the supervision of management or investment practices or policies by any government agency.

      If you elect to receive dividends and distributions in cash, and your dividend or distribution check is returned to a Fund as undeliverable or remains uncashed for six months, the Fund reserves the right to reinvest such dividends or distributions and all future dividends and distributions payable to you in additional Fund shares at NAV. No interest will accrue on amounts represented by uncashed distributions or redemptions checks.

      Dividends derived from net investment income, together with distributions from net realized short-term capital gains and all or a portion of any gains realized from the sale or other disposition of certain market discount bonds (collectively, "dividend distributions"), paid by the Fund will be taxable to U.S. shareholders, including certain non-qualified retirement plans, as ordinary income to the extent of the Fund's earnings and profits, whether received in cash or reinvested in additional Fund shares. Distributions from net capital gain (the excess of net long-term capital gain over net short-term capital loss) are taxable to such shareholders as long-term capital gains regardless of how long the shareholders have held their Fund shares and whether such distributions are received in cash or reinvested in additional Fund shares. Dividends and other distributions also may be subject to state and local taxes.

      Dividend distributions paid by the Fund to a non-resident foreign investor generally are subject to U.S. withholding tax at the rate of 30%, unless the foreign investor claims the benefit of a lower rate specified in a tax treaty. Distributions from net capital gain paid by the Fund to a non-resident foreign investor, as well as the proceeds of any redemptions by such an investor, regardless of the extent to which gain or loss may be realized, generally are not subject to U.S. withholding tax. However, such distributions may be subject to backup withholding, as described below, unless the foreign investor certifies his or her non-U.S. residency status.

      Notice as to the tax status of your dividends and other distributions will be mailed to you annually. You also will receive periodic summaries of your account that will include information as to dividends and distributions from net capital gain, if any, paid during the year. The annual tax notice and periodic account summaries you receive designate the portions of capital gain distributions that are subject to (1) the 20% maximum rate of tax (10% for investors in the 15% marginal tax bracket) enacted by the Taxpayer Relief Act of 1997 ("Tax Act"), which applies to non-corporate taxpayers' net capital gain on securities and other capital assets held for more than 18 months, and (2) the 28% maximum tax rate, applicable to such gain on capital assets held for more than one year and up to 18 months (which, prior to enactment of the Tax Act, applied to all such gain on capital assets held for more than one year).

      The Code provides for the "carryover" of some or all of the sales load imposed on Class A shares if (1) a shareholder redeems those shares or exchanges those shares for shares of another fund advised or administered by Dreyfus within 90 days of purchase and (2) in the case of a redemption, acquires other Fund Class A shares through exercise of the Reinvestment Privilege or, in the case of an exchange, such other fund reduces or eliminates its otherwise applicable sales load for the purpose of the exchange. In these cases, the amount of the sales load charged on the purchase of the original Class A shares, up to the amount of the reduction of the sales load pursuant to the Reinvestment Privilege or on the exchange, as the case may be, is not included in the basis of such shares for purposes of computing gain or loss on the redemption or the exchange and instead is added to the basis of the shares acquired pursuant to the Reinvestment Privilege or the exchange.

      Dividends and other distributions paid by the Fund to qualified retirement plans ordinarily will not be subject to taxation until the proceeds are distributed from the retirement plans. The Fund will not report to the IRS distributions paid to such plans. Generally, distributions from Qualified
Retirement Plans, except those representing returns of non-deductible contributions thereto, will be taxable as ordinary income and, if made prior to the time the participant reaches age 59 1/2, generally will be subject to AN additional tax equal to 10% of the taxable portion of the distribution. If the distribution from such a retirement plan (other than certain governmental or church plans) for any taxable year following the year in which the participant reaches age 70 1/2 is leSS than the "minimum required distribution" for that taxable year, an excise tax equal to 50% of the deficiency may be imposed by the IRS. The administrator, trustee or custodian of such a retirement plan will be responsible for reporting distributions from such plans to the IRS. Moreover, certain contributions to a qualified retirement plan in excess of the amounts permitted by law may be subject to an excise tax. If a distributee of an "eligible rollover distribution" from a qualified retirement plan does not elect to have the eligible rollover distribution paid directly from the plan to an eligible retirement plan in a "direct rollover," the eligible rollover distribution is subject to a 20% income tax withholding.

      The Fund must withhold and remit to the U.S. Treasury ("backup withholding") 31% of dividends, capital gain distributions and redemption proceeds, regardless of the extent to which gain or loss may be realized, paid to an individual or certain other non-corporate shareholders if such shareholder fails to certify that the TIN furnished to the Fund is correct. Backup withholding at that rate also is required from dividends and capital gain distributions payable to such a shareholder if (1) that shareholder fails to certify that he or she has not received notice from the IRS of being subject to backup withholding as a result of a failure properly to report taxable dividend or interest income on a Federal income tax return or (2) the IRS notifies the Fund to institute backup withholding because the IRS determines that the shareholder's TIN is incorrect or that the shareholder has failed properly to report such income.

      A TIN is either the Social Security number, IRS individual taxpayer identification number, or employer identification number of the record owner of the account. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the record owner of the account and may be claimed as a credit on the record owner's Federal income tax return.

      The Fund is subject to a non-deductible 4% excise tax, measured with respect to certain undistributed amounts of taxable investment income and capital gains.

      Any dividend or other distribution paid shortly after an investor's purchase of shares may have the effect of reducing the NAV of the shares below the cost of his or her investment. Such a dividend or other distribution would be a return on investment in an economic sense, although taxable as discussed above. In addition, if a shareholder sells shares of the Fund held for six months or less and receives a capital gain distribution with respect to those shares, any loss incurred on the sale of those shares will be treated as a long-term capital loss to the extent of the capital gain distribution received.

      Dividends and other distributions declared by a Fund in October, November or December of any year and payable to shareholders of record on a date in any of those months are deemed to have been paid by a Fund and received by the shareholders on December 31 if the distributions are paid by a Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

      A portion of the dividends paid by a Fund, whether received in cash or reinvested in additional Fund shares, may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by the Fund from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the alternative minimum tax.

      FOREIGN TAXES. Dividends and interest received by the Fund, and gains realized thereby, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, it will be eligible to, and may, file an election ("Election") with the Internal Revenue Service that would enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign income taxes paid by it. Pursuant to the Election, the Fund would treat those taxes as dividends paid to its shareholders and each shareholder would be required to (1) include in gross income, and treat as paid by him or her, his or her proportionate share of those taxes, (2) treat his or her share of those taxes and of any dividend paid by the Fund that represents income from foreign or U.S. possession sources as his or her own income from those sources and (3) either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his or her federal income tax. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Generally, a credit for foreign taxes may not exceed portion of the shareholder's federal income tax attributable to his total foreign source taxable income. The Fund will report to its shareholders shortly after each taxable year their respective shares of its income from sources within, and taxes paid to, foreign countries and U.S. possessions if it makes the Election and foreign taxes it paid if it makes the Election.

      FOREIGN CURRENCY, FUTURES, FOWARDS AND HEDGING TRANSACTIONS. Gains from the sale or other disposition of foreign currencies (except certain gains therefrom that may be excluded by future regulations), and gain from options, futures and forward contracts derived by the Fund with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement. However, income from the disposition of options and futures contracts (other than those on foreign currencies) will be subject to the Short-Short Limitation if they are held for less than three months. Income from the disposition of foreign currencies, and options, futures and forward contracts thereon, that are not directly related to a Fund's principal business of investing in securities (or options and futures with respect to securities) also will be subject to the Short-Short Limitation if they are held for less than three months.

      If a Fund satisfies certain requirements, any increase in value of a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether a Fund satisfies the Short-Short Limitation. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. Each Fund will consider whether it should seek to qualify for this treatment for its hedging transactions. To the extent a Fund does not so qualify, it may be forced to defer the closing out of certain options, futures, forward contracts and foreign currency positions beyond the time when it otherwise would be advantageous to do so, in order for such Fund to qualify as a RIC.

      Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gain and loss. However, a portion of the gain or loss from the disposition of foreign currencies and certain foreign currency denominated instruments (including debt instruments and certain financial forward, futures and option contracts) may be treated as ordinary income or loss under Section 988 of the Code. In addition, all or a portion of any gain realized from the sale or other disposition of certain market discount bonds will be treated as ordinary income. Moreover, all or a portion of the gain realized from engaging in "conversion transactions that otherwise would be treated as capital gain" may be treated as ordinary income under Section 1258 of the Code. "Conversion transactions" are defined to include certain forward, futures, option and straddle transactions, transactions marketed or sold as producing capital gains, and transactions described in Treasury regulations to be issued in the future.

      Under Section 1256 of the Code, any gain or loss realized by a Fund from certain futures, forward contracts and options transactions will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Gain or loss will arise upon exercise or lapse of such contracts and options as well as from closing transactions. In addition, any such contracts or options remaining unexercised at the end of a Fund's taxable year will be treated as sold for their then fair market value (a process known as "marking-to-market"), resulting in additional gain or loss to the Fund characterized in the manner described above.

      Offsetting positions held by a Fund involving certain contracts or options may constitute "straddles," which are defined to include "offsetting positions" in actively traded personal property. The tax treatment of straddles is governed by Sections 1092 and, to the extent noted above, 1258 of the Code, which in certain circumstances override or modify Sections 1256 and 988. As a result, all or a portion of any capital gain from certain straddle transactions may be recharacterized to ordinary income. If the Fund were treated as entering into straddles by reason of its engaging in certain forward contracts or options transactions, such straddles would be characterized as "mixed straddles" if the forward contracts or options transactions comprising a part of such straddles were governed by Section 1256. Each Fund may make one or more elections with respect to mixed straddles. Depending on which election is made, if any, the results to a Fund may differ. If no election is made, then to the extent the straddle and conversion transactions rules apply to positions established by a Fund, losses realized by a Fund will be deferred to the extent of unrealized gain in the offsetting position. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gains may be treated as short-term capital gains or ordinary income.

      PASSIVE FOREIGN INVESTMENT COMPANIES. Each Fund may invest in the stock of "passive foreign investment companies" ("PFIC"). A PIFC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Fund will be subject to federal income tax on a portion of any "excess distribution" received on the stock of a PFIC or of any gain on disposition of the stock (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in a Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders. If a Fund invests in a PFIC and elects to treat the PFIC as "qualified electing fund," then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its pro rate share of the qualified electing fund's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) -- which probably would have to be distributed to satisfy the Distribution Requirement and avoid imposition of the 4% excise tax referred to in the Fund's Prospectus under "Dividends, Other Distributions and Taxes" -- even if those earnings and gain were not received by the Fund.

      Pursuant to proposed regulations, open-end RICs, such as the Funds, would be entitled to elect to "mark-to-market" their stock in certain PFICs. "Marking-to-market," in this context, means recognizing as gain for each taxable year the excess, as of the end of that year, of the fair market value of each such PFIC's stock over the adjusted basis in that stock (including mark-to-market gain for each prior year for which an election was in effect).

      FOREIGN CURRENCY GAINS AND LOSSES. Gain and losses attributable to fluctuations in foreign currency exchange rates that occur between the time each Fund accrues dividends, interest or other receivables, or expenses or other liabilities, denominated in a foreign currency and the time the Fund actually collects the receivables or pays the liabilities generally are treated as ordinary income or ordinary loss. Similarly, on the disposition of a debt security denominated in a foreign currency, or of an option or forward contract on a foreign currency, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security, option or contract and the date of disposition also are treated as ordinary income or loss. These gains or losses may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders.

      STATE AND LOCAL TAXES. Depending upon the extent of a Fund's activities in states and localities in which it is deemed to be conducting business, the Fund may be subject to the tax laws thereof. Shareholders are advised to consult their tax advisers concerning the application of state and local taxes.

      FOREIGN SHAREHOLDERS - U.S. FEDERAL INCOME TAXATION. U.S. federal income taxation of a shareholder who, as to the United States, is a non-resident alien individual, a foreign trust or estate, a foreign corporation or a foreign partnership (a "foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by the shareholder, as discussed generally below. Special U.S. federal income tax rules that differ from those described below may apply to certain foreign persons who invest in the Fund, such as a foreign shareholder entitled to claim the benefits of an applicable tax treaty. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

      FOREIGN  SHAREHOLDERS  -  INCOME  NOT  EFFECTIVELY  CONNECTED.   Dividends
distributed to a foreign shareholder whose ownership of Fund shares is not effectively connected with a U.S. trade or business carried on by the foreign shareholder generally will be subject to a U.S. federal withholding tax of 30% (or lower treaty rate). Capital gains realized by foreign shareholders on the sale of Fund shares and distributions to them of net capital gain (the excess of net long-term capital gain over net short-term capital loss) generally will not be subject to U.S. federal income tax unless the foreign shareholder is a non-resident alien individual and is physically present in the United States for more than 182 days during the taxable year. In the case of certain foreign shareholders, the Fund may be required to withhold U.S. federal income tax at a rate of 31% of capital gain distributions and of the gross proceeds from a redemption of Fund shares unless the shareholder furnishes the Fund with a certificate regarding the shareholder's foreign status.

      FOREIGN SHAREHOLDERS - EFFECTIVELY CONNECTED INCOME. If a foreign shareholder's ownership of Fund shares is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then all distributions to that shareholder and any gains realized by that shareholder on the disposition of the Fund shares will be subject to U.S. federal income tax at the graduated rates applicable to U.S. citizens and domestic corporations, as the case may be. Foreign shareholders also may be subject to the branch profits tax.

      FOREIGN SHAREHOLDERS - ESTATE TAX. Foreign individuals generally are subject to U.S. federal estate tax on their U.S. situs property, such as shares of a Fund, that they own at the time of their death. Certain credits against that tax and relief under applicable tax treaties may be available.

                            PORTFOLIO TRANSACTIONS

      All portfolio transactions of each Fund are placed on behalf of each Fund by Dreyfus. Debt securities purchased and sold by each Fund are generally traded on a net basis (i.e., without commission) through dealers acting for their own account and not as brokers, or otherwise involve transactions directly with the issuer of the instrument. This means that a dealer (the securities firm or bank dealing with a Fund) makes a market for securities by offering to buy at one price and sell at a slightly higher price. The difference between the prices is known as a spread. Other portfolio transactions may be executed through brokers acting as agent. Each Fund will pay a spread or commissions in connection with such transactions. Dreyfus uses its best efforts to obtain execution of portfolio transactions at prices which are advantageous to each Fund and at spreads and commission rates, if any, which are reasonable in relation to the benefits received. Dreyfus also places transactions for other accounts that it provides with investment advice.

      Brokers and dealers involved in the execution of portfolio transactions on behalf of a Fund are selected on the basis of their professional capability and the value and quality of their services. In selecting brokers or dealers, Dreyfus will consider various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer; the broker-dealer's execution services rendered on a continuing basis; and the reasonableness of any spreads (or commissions, if any). Any spread, commission, fee or other remuneration paid to an affiliated broker-dealer is paid pursuant to the Company's procedures adopted in accordance with Rule 17e-1 under the 1940 Act.

      Brokers or dealers may be selected who provide brokerage and/or research services to a Fund and/or other accounts over which Dreyfus or its affiliates exercise investment discretion. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or the purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement).

      The receipt of research services from broker-dealers may be useful to Dreyfus in rendering investment management services to a Fund and/or its other clients; and, conversely, such information provided by brokers or dealers who have executed transaction orders on behalf of other clients of Dreyfus may be useful to these organizations in carrying out their obligations to the Fund. The receipt of such research services does not reduce these organizations' normal independent research activities; however, it enables these organizations to avoid the additional expenses which might otherwise be incurred if these organizations were to attempt to develop comparable information through their own staffs.

      Dreyfus may use research services of and place brokerage transactions with broker-dealers affiliated with it or Mellon Bank if the commissions are reasonable, fair and comparable to commissions charged by non-affiliated brokerage firms for similar services. During the fiscal years ended October 31,

1998, 1997 and 1996, Balanced Fund paid brokerage commissions of $______, $________ and $________, respectively, to affiliates of Dreyfus or Mellon Bank. The amount paid to affiliated brokerage firms during the fiscal years ended October 31, 1998, 1997 and 1996, was approximately ____%, ____% and ____%, respectively, of the aggregate brokerage commissions paid by Balanced Fund, for transactions involving approximately ____%, ____% and ____%, respectively, of the aggregate dollar volume of transactions for which Balanced Fund paid brokerage commissions. The difference in these percentages was due to the lower commissions paid to affiliates of Dreyfus.

      During the fiscal years ended October 31, 1998, 1997 and 1996, Limited Term Income Fund paid brokerage commissions of $______, $_______ and $_____, respectively, to affiliates of Dreyfus or Mellon Bank. The amount paid to affiliated brokerage firms during the fiscal years ended October 31, 1998, 1997 and 1996, was approximately ____%, ____% and ____%, respectively, of the aggregate brokerage commissions paid by Limited Term Income Fund, for transactions involving approximately ____%, ____% and ____%, respectively, of the aggregate dollar volume of transactions for which Limited Term Income Fund paid brokerage commissions. The difference in these percentages was due to the lower commissions paid to affiliates of Dreyfus.

      Although Dreyfus manages other accounts in addition to the Funds, investment decisions for the Funds are made independently from decisions made for these other accounts. It sometimes happens that the same security is held by more than one of the accounts managed by Dreyfus. Simultaneous transactions may occur when several accounts are managed by the same investment manager, particularly when the same investment instrument is suitable for the investment objective of more than one account.

      When more than one account is simultaneously engaged in the purchase or sale of the same investment instrument, the prices and amounts are allocated in accordance with a formula considered by Dreyfus to be equitable to each account. In some cases this system could have a detrimental effect on the price or volume of the investment instrument as far as a particular Fund is concerned. In other cases, however, the ability of a Fund to participate in volume transactions will produce better executions for the Fund. While the Directors will continue to review simultaneous transactions, it is their present opinion that the desirability of retaining Dreyfus as investment manager to a Fund outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.

      For the fiscal years ended October 31, 1998, 1997 and 1996, Balanced Fund paid brokerage commissions amounting to $______, $171,266 and $152,452, respectively. For the fiscal years ended October 31, 1998, 1997 and 1996, Balanced Fund paid brokerage concessions amounting to $______, $32,249 and $113,445, respectively.

      For the fiscal years ended October 31, 1998, Limited Term Income Fund paid brokerage commissions amounting to $______. For fiscal years ended October 31, 1996 and 1997, the Limited Term Income Fund did not pay any brokerage commission. Limited Term Income Fund typically does not pay a stated brokerage fee on transactions.

      PORTFOLIO TURNOVER. While securities are purchased for a Fund on the basis of potential for high current income and not for short-term trading profits, in the past the portfolio turnover rate of the Limited Term Income Fund has exceeded 100% and may exceed 100% in the future for either Fund. A portfolio turnover rate of 100% would occur, for example, if all the securities held by a Fund were replaced once in a period of one year. In past years Limited Term Income Fund's rate of portfolio turnover exceeded that of certain other mutual funds with a similar investment objective. A higher rate of portfolio turnover (100% or greater) involves correspondingly greater brokerage commissions and other expenses that must be borne directly by a Fund and, thus, indirectly by its shareholders. In addition, a high rate of portfolio turnover may result in the realization of larger amounts of short-term capital gains that, when distributed to a Funds' shareholder, are taxable to them as ordinary income. Nevertheless, security transactions will be based only upon investment considerations and will not be limited by any other considerations when Dreyfus deems it appropriate to make changes in a Fund's assets. The portfolio turnover rate for each Fund is calculated by dividing the lesser of the Fund's annual sales or purchases of portfolio securities (exclusive of purchases and sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of securities in the Fund during the year. Portfolio turnover may vary from year to year as well as within a year. The portfolio turnover rates for the last two years of each Fund were:

                                          Fiscal Year Ended October 31,
                                          ____________________________
                                          1998              1997
                                          ____              ____

Dreyfus Premier Limited Term Income Fund  _______%          129.94%
Dreyfus Premier Balanced Fund.            _______%           99.88%


                            PERFORMANCE INFORMATION

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION IN EACH FUND'S PROSPECTUS ENTITLED "PAST PERFORMANCE."

       Average annual total returns (expressed as a percentage) for Class A shares, Class B shares, Class C shares and Class R shares of Balanced Fund for the periods noted were:

                         AVERAGE ANNUAL TOTAL RETURN FOR THE
                         PERIODS ENDED OCTOBER 31, 1998

                              1 Year            5 Years     Inception
                              ------            -------     ----------
Class A shares                _____%            -           _____% (4/14/94)
Class B shares                _____%            -           _____% (12/19/94)
Class C shares                _____%            -           _____% (12/19/94)
Class R shares                _____%            _____%      _____% (9/15/93)

Inception date appears in parentheses following the average annual total return since inception.

      The foregoing chart assumes, where applicable, deduction of the maximum sales load from the hypothetical initial investment at the time of purchase and the assessment of the maximum CDSC.

      Average annual total returns (expressed as a percentage) for Class A shares, Class B shares, Class C shares and Class R shares of Limited Term Income Fund for the periods noted were:

                              AVERAGE ANNUAL TOTAL RETURN FOR THE
                              PERIODS ENDED OCTOBER 31, 1998
                              1 Year            5 Years     Inception
                              ------            -------     ----------
Class A shares                _____%            -           _____% (4/7/94)
Class B shares                _____%            -           _____% (12/19/94)
Class C shares                _____%            -           _____% (12/19/94)
Class R shares                _____%            _____%      _____% (7/11/91)

Inception date appears in parentheses following the average annual total return since inception.

      The foregoing chart assumes, where applicable, deduction of the maximum sales load from the hypothetical initial investment at the time of purchase and the assessment of the maximum CDSC.

      The total return (expressed as a percentage) for Class A shares, Class B shares, Class C shares and Class R shares of Balanced Fund for the period from inception of each class to October 31, 1998 was _____%, _____%, _____% and _____%, respectively (assuming, where applicable, deduction of the maximum sales load from the hypothetical initial investment at the time of purchase and the assessment of the maximum CDSC).

      The total return (expressed as a percentage) for Class A shares, Class B shares, Class C shares and Class R shares of Limited Term Income Fund for the period from inception of each class to October 31, 1998 was _____%, _____%, _____% and _____%, respectively (assuming, where applicable, deduction of the maximum sales load from the hypothetical initial investment at the time of purchase and the assessment of the maximum CDSC).

      Average annual total return is calculated by determining the ending redeemable value of an investment purchased at NAV (maximum offering price in the case of Class A) per share with a hypothetical $1,000 payment made at the beginning of the period (assuming the reinvestment of dividends and other distributions), dividing by the amount of the initial investment, taking the "n"th root of the quotient (where "n" is the number of years in the period) and subtracting 1 from the result. The average annual total return figures for a Class calculated in accordance with such formula assume that, in the case of Class A, the maximum sales load has been deducted from the hypothetical initial investment at the time of purchase or, in the case of Class B or Class C, the maximum applicable CDSC has been paid upon redemption at the end of the period.

      Total return is calculated by subtracting the amount of a Fund's NAV (maximum offering price in the case of Class A) per share at the beginning of a stated period from the NAV (maximum offering price in the case of Class A) per share at the end of the period (after giving effect to the reinvestment of dividends and other distributions during the period and any applicable CDSC), and dividing the result by the NAV (maximum offering price in the case of Class
A) per share at the beginning of the period. Total return also may be calculated based on the NAV per share at the beginning of the period instead of the maximum offering price per share at the beginning of the period for Class A shares or without giving effect to any applicable CDSC at the end of the period for Class B or C shares. In such cases, the calculation would not reflect the deduction of the sales load with respect to Class A shares or any applicable CDSC with respect to Class B or C shares, which, if reflected would reduce the performance quoted.

     Performance information for the Funds may be compared, in reports and promotional literature, to indexes including, but not limited to: (i) the Morgan Stanley European Index; (ii) the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average, or other appropriate unmanaged domestic or foreign indices of performance of various types of investments so that investors may compare the Fund's results with those of indices widely regarded by investors as representative of the securities markets in general; (iii) other groups of mutual funds tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; (iv) the Consumer Price Index (a measure of inflation) to assess the real rate of return from an investment in the Fund; and (v) products managed by a universe of money managers with similar country allocation and performance objectives. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions or administrative and management costs and expenses. From time to time, advertising materials for the Fund may refer to Morningstar ratings and related analyses supporting the rating.

      From time to time, Fund advertisements may include statistical data or general discussions about the growth and development of Dreyfus Retirement Services (in terms of new customers, assets under management, market shares, etc.) and its presence in the defined contribution plan market.

      From time to time, advertising material for the Fund may include biographical information relating to its portfolio manager and may refer to, or include commentary by the portfolio manager relating to investment strategy, asset growth, current or past business, political, economic or financial conditions and other matters of general interest to investors.

                          INFORMATION ABOUT THE FUNDS

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION IN THE FUND'S PROSPECTUS ENTITLED "THE FUND."

      The Company has an authorized capitalization of 25 billion shares of $0.001 per value stock.

      Each Fund share has one vote and, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Each Fund is one of nineteen portfolios of the Company. Fund shares have no preemptive, subscription or conversion rights and are freely transferable.

      Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Company to hold annual meetings of shareholders. As a result, Fund shareholders may not consider each year the election of Board members or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Company to hold a special meeting of shareholders for purposes of removing a Board member from office. Shareholders may remove a Board member by the affirmative vote of a majority of the Company's outstanding voting shares. In addition, the Board will call a meeting of shareholders for the purpose of electing Board members if, at any time, less than a majority of the Board members then holding office have been elected by shareholders.

      The Company is a "series fund," which is a mutual fund divided into separate portfolios, each of which is treated as a separate entity for certain matters under the 1940 Act and for other purposes. A shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. For certain matters shareholders vote together as a group; as to others they vote separately by portfolio.

      Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise to the holders of the outstanding voting securities of an investment company, such as the Company, will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series affected by such matter. Rule 18f-2 further provides that a series shall be deemed to be affected by a matter unless it is clear that the interests of each series in the matter are identical or that the matter does not affect any interest of such series. The Rule exempts the selection of independent accountants and the election of Board members from the separate voting requirements of the Rule.

      Each Fund will send annual and semi-annual financial statements to all of its shareholders.

          TRANSFER AND DIVIDEND DISBURSING AGENT, CUSTODIAN, COUNSEL
                           AND INDEPENDENT AUDITORS

      Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, P.O. Box 9671, Providence, Rhode Island 02940-9671, is the Company's transfer and dividend disbursing agent. Under a transfer agency agreement with the Company, Dreyfus Transfer, Inc. arranges for the maintenance of shareholder account records for the Fund, the handling of certain communications between shareholders and the Fund, and the payment of dividends and distributions payable by the Fund. For these services, Dreyfus Transfer, Inc. receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Company during the month, and is reimbursed for certain out-of-pocket expenses.

      Mellon Bank, the parent of Dreyfus, located at One Mellon Bank Center, Pittsburgh, Pennsylvania 15258, acts as custodian of the Fund's investments. Under a custody agreement with the Company, Mellon Bank holds the Fund's portfolio securities and keeps all necessary accounts and records. Dreyfus Transfer, Inc. and Mellon Bank, as custodian, have no part in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

      __________________,   1800  Massachusetts   Avenue,  N.W.,  Second  Floor,
Washington, D.C. 20036-1800, has passed upon the legality of the shares offered by the Prospectus and this Statement of Additional Information.

      ___________________, was appointed by the Directors to serve as the Fund's independent auditors for the year ending October 31, 1999, providing audit services including (1) examination of the annual financial statements, (2) assistance, review and consultation in connection with SEC filings and (3) review of the annual federal income tax return filed on behalf of the Fund.

                              FINANCIAL STATEMENTS

      The financial statements for the fiscal year ended October 31, 1998, including notes to the financial statements and supplementary information, and the Independent Auditors' Report are included in the Annual Report to shareholders. A copy of the Annual Report accompanies this Statement of Additional Information. The financial statements included in the Annual Report, and the Independent Auditors' Report thereon contained therein, and related notes, are incorporated herein by reference.

                                    APPENDIX

             DESCRIPTION OF STANDARD AND POOR'S, MOODY'S, FITCH IBCA
                                AND DUFF RATINGS


STANDARD & POOR'S ("S&P")

BOND RATINGS

AAA         An obligation  rated `AAA' has the highest  rating  assigned by S&P.
            The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated `AA' differs from the highest rated issues only in small degree. The obligors capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated `A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB         An obligation rated `BBB' exhibits adequate  protection  parameters.
            However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

      Obligations rated `BB', `B', `CCC', `CC', and `C' are regarded as having significant speculative characteristics. `BB' indicates the least degree of speculation and `C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated `B' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated `B' is more vulnerable to nonpayment than obligations rated `BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC An obligation rated `CCC' is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC          An  obligation  rated  `CC'  is  currently   highly   vulnerable  to
            nonpayment.

C The `C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D An obligation rated `D' is in payment default. The `D' rating category is used when payments on a obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The `D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

      The ratings from `AA' to `CCC' may be modified by the addition of a plus (+) or a minus (-) sign to show relative standing within the major rating categories

NOTE RATINGS

SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse finance and economic changes over the term of the notes.

SP-3        Speculative capacity to pay principal and interest.

COMMERCIAL PAPER RATINGS

      An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issuers designated `A-1.'

A-3 Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated `B' are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D Debt rated `D' is in payment default. The `D' rating category is used when interest payments of principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.

MOODY'S

BOND RATINGS

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and generally are referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what generally are known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba          Bonds  which are rated Ba are judged to have  speculative  elements;
            their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

      Moody's applies the numerical modifiers 1, 2 and 3 to show relative standing within each generic rating classification from Aa through B. The modifier 1 indicates a ranking for the security in the higher end of a rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of a rating category.

NOTES AND OTHER SHORT-TERM OBLIGATIONS

      There are four rating categories for short-term obligations that define an investment grade situation. These are designated Moody's Investment Grade as MIG 1 (best quality) through MIG 4 (adequate quality). Short-term obligations of speculative quality are designated SG.

      In the case of variable rate demand obligations (VRDOs), a two component rating is assigned. The first element represents an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other represents an evaluation of the degree of risk associated with the demand feature. The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

MIG 1/
VMIG 1 This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG-2/
MIG 2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/
VMIG 3 This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG 4/
VMIG 4 This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

COMMERCIAL PAPER RATING

      Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

               o  Leading market positions in well-established industries.
               o  High rates of return on funds employed.
               o Conservative capitalization structure with moderate reliance on debt and ample asset protection.
               o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
               o Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser agree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternative liquidity is maintained.

FITCH IBCA

BOND RATINGS

AAA Highest credit quality. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. `A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. `BBB' rating indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB Speculative. `BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. `B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC,CC, C   High  default  risk.  Default  is  a real possibility. Capacity  for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A `CC' rating indicates that default of some kind appears probable. `C' ratings signal imminent default.

DDD, DD,
 and D Default. Securities are not meeting current obligations and are extremely speculative. `DDD' designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, `DD' indicates expected recovery of 50% - 90% of such outstandings, and `D' the lowest recovery potential, i.e. below 50%.



SHORT-TERM AND COMMERCIAL PAPER RATINGS

      A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F-1+ Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F-2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F-3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D           Default. Denotes actual or imminent payment default.

"+" or "-" may  be  appended  to  a  rating  to  denote  relative status  within major rating categories. Such suffixes are not added to the `AAA' long-term rating category, to categories below `CCC', or to short-term ratings other than `F-1'.

DUFF & PHELPS INC. ("DUFF & PHELPS")

LONG-TERM RATINGS

AAA Highest credit quality. The risks factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+       High credit quality. Protection factors are strong. Risk is modest but
AA        may vary slightly from time to time because of economic conditions.
AA-

A+        Protections factors are average but adequate. However, risk factors
A         are more variable and greater in periods of economic stress.
A-

BBB+      Below-average  protection  factors  but still  considered  sufficient
BBB       for prudent investment. Considerable variability in risk during
BBB-      economic cycles.


BB+       Below investments grade but deemed likely to meet obligations when
BB        due.  Present or prospective financial protection factors fluctuate
BB- according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

B+        Below investment grade and possessing risk that obligations will not
B         be met when due. Financial  protection  factors will fluctuate  widely
B- according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC Well below investment-grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD          Defaulted  debt   obligations.   Issuer  failed  to  meet  scheduled
            principal and/or interest payments.

SHORT-TERM AND COMMERCIAL PAPER RATINGS

D-1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

D-1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

D-1- High certainly of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

D-2 Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financial requirements, access to capital markets is good. Risk factors are small.

D-3 Satisfactory liquidity and other protection factors qualify issues as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

D-4 Speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

D-5         Issuer failed to meet scheduled principal and/or interest payments.

Dreyfus Premier Small Company Stock Fund

Investing in small cap stocks for investment returns that exceed the Russell 2500(tm) Stock Index

PROSPECTUS March 1, 1999

(reg.tm)

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The Fund

                                       Dreyfus Premier Small Company Stock Fund
                                           ---------------------------------

                                           Ticker Symbols  CLASS A: DPSAX

                                                           CLASS B: DPSBX

                                                           CLASS C: DPSCX

                                                           CLASS R: DPSRX

Contents

The Fund
--------------------------------------------------------------------------------

Goal/Approach                                                  INSIDE COVER

Main Risks                                                                1

Past Performance                                                          1

Expenses                                                                  2

Management                                                                3

Financial Highlights                                                      4

Your Investment
--------------------------------------------------------------------------------

Account Policies                                                          6

Distributions and Taxes                                                   8

Services for Fund Investors                                               9

Instructions for Regular Accounts                                        10

Instructions for IRAs                                                    11

For More Information
--------------------------------------------------------------------------------

INFORMATION ON THE FUND'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.

GOAL/APPROACH

The fund seeks investment returns (consisting of capital appreciation and income) that are consistently superior to the Russell 2500(tm) Stock Index (Russell 2500) . This objective may be changed without shareholder approval. To pursue its goal, the fund normally invests at least 65% of total assets in a blended portfolio of growth and value stocks of small and midsize domestic companies, whose market values generally range between $100 million and $3 billion. Stocks are chosen through a disciplined process combining computer modelling techniques, fundamental analysis and risk management. Consistency of returns and stability of the fund's share price compared to the Russell 2500 are primary goals of the investment process.

Dreyfus  uses a computer model to identify and rank stocks within an industry or
sector,    based    on:

 .    VALUE, or how a stock is priced relative to its perceived intrinsic worth

 .    GROWTH, in this case the sustainability or growth of earnings

 .    FINANCIAL PROFILE, which measures the financial health of the company

Next, Dreyfus uses fundamental analysis to select the most attractive of the top-ranked securities, drawing on information technology as well as Wall Street sources and company management.

Then, Dreyfus manages risk by diversifying across companies and industries, limiting the potential adverse impact from any one stock or industry. The fund is structured so that its sector weightings and risk characteristics, such as growth, size, quality and yield, are similar to those of the Russell 2500.

Concepts to understand

SMALL COMPANIES: new and often entrepreneurial companies. Small companies tend to grow faster than large-cap companies, but are also more volatile and have a higher failure rate.

COMPUTER MODEL: a proprietary computer model that evaluates and ranks a universe of 2,000 stocks. Dreyfus reviews each of the screens on a regular basis and maintains the flexibility to adapt the screening criteria to changes in market and economic conditions.

INSIDE COVER

MAIN RISKS

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price. The value of your investment in the fund will go up and down, which means that you could lose money.

Small and midsize companies carry additional risks because their earnings are less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. Some of the fund's investments will rise and fall based on investor perception rather than economics.

Although the fund seeks to manage risk by broadly diversifying among industries and by maintaining a risk profile similar to the Russell 2500, the fund is expected to hold fewer securities than the index. Owning fewer securities and the ability to purchase companies not listed in the index can cause the fund to underperform the index.

By investing in a mix of growth and value companies, the fund assumes the risks of both and may achieve more modest gains than funds that use only one investment style. Because the stock prices of growth companies are based in part on future expectations, they may fall sharply if earnings expectation are not met or investors believe the prospects for a stock, industry or the economy in general are weak. Growth stocks also typically lack the dividend yield that could cushion stock prices in market downturns. With value stocks, there is the risk that they may never reach what the manager believes is their full market value, or that their intrinsic values may fall. While investments in value stocks may limit downside risk over time, they may produce smaller gains than riskier stocks.

Other potential risks

The fund may invest in initial public offerings, options, futures and foreign currencies to hedge the fund's portfolio or to increase returns. There is the risk that such practices may reduce returns or increase volatility.

The fund may invest in securities of foreign issuers, which carry additional risks such as less liquidity, changes in currency exchange rates, a lack of adequate company information and political instability.

PAST PERFORMANCE

The first table below shows how the performance of the fund's Class A shares has varied from year to year. Sales loads are not reflected, if they were, returns would be less than shown. The second table compares the performance of each of the fund' s share classes over time to that of the Russell 2500 Stock Index, a widely recognized unmanaged index of small-cap stock performance. These returns reflect any applicable sales loads. Both tables assume the reinvestment of dividends and distributions. As with all mutual funds, the past is not a prediction of the future.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

                                   BAR GRAPH

BEST QUARTER:                    QX 'XX                      X.XX%

WORST QUARTER:                   QX 'XX                      X.XX%
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/98

                              Inception date                      1 Year                   3 Years               Life of fund
------------------------------------------------------------------------------------------------------------------------------------

CLASS A                          (9/2/94)                                X.XX%                    X.XX%                    X.XX%

CLASS B                         (12/19/94)                               X.XX%                    X.XX%                    X.XX%

CLASS C                         (12/19/94)                               X.XX%                    X.XX%                    X.XX%

CLASS R                          (9/2/94)                                X.XX%                    X.XX%                    X.XX%

RUSSELL 2500 STOCK INDEX                                                 X.XX%                    X.XX%                    X.XX%*

* FOR COMPARATIVE PURPOSES, THE VALUE OF THE INDEX ON XX/XX/XX IS USED AS THE BEGINNING VALUE ON XX/XX/XX.

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

                                                               The Fund       1

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the tables below.

Fee table

                                                                             CLASS A         CLASS B        CLASS C        CLASS R
------------------------------------------------------------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION FEES (FEES PAID FROM YOUR ACCOUNT)

Maximum sales charge on purchases

AS A % OF OFFERING PRICE                                                        5.75           NONE           NONE           NONE

Maximum deferred sales charge (CDSC)

AS A % OF PURCHASE OR SALE PRICE, WHICHEVER IS LESS                             NONE*          4.00           1.00           NONE
------------------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES PAID FROM FUND ASSETS)

% OF AVERAGE DAILY NET ASSETS

Management fees                                                                 1.25           1.25           1.25           1.25

12b-1 fee                                                                        .25           1.00           1.00           NONE

Other expenses                                                                   .00            .00            .00            .00
------------------------------------------------------------------------------------------------------------------------------------

TOTAL                                                                           1.50           2.25           2.25           1.25

* SHARES BOUGHT WITHOUT AN INITIAL SALES CHARGE AS PART OF AN INVESTMENT OF $1
MILLION OR MORE MAY BE CHARGED A CDSC OF 1.00% IF REDEEMED WITHIN ONE YEAR.

Expense example

                                               1 Year               3 Years             5 Years              10 Years
------------------------------------------------------------------------------------------------------------------------------------

CLASS A                                        $0,000              $0,000               $0,000               $0,000

CLASS B
WITH REDEMPTION                                $0,000              $0,000               $0,000               $0,000**
WITHOUT REDEMPTION                             $0,000              $0,000               $0,000               $0,000**

CLASS C
WITH REDEMPTION                                $0,000              $0,000               $0,000               $0,000
WITHOUT REDEMPTION                             $0,000              $0,000               $0,000               $0,000

CLASS R                                        $0,000              $0,000               $0,000               $0,000

** ASSUMES CONVERSION OF CLASS B TO CLASS A AT END OF THE SIXTH YEAR FOLLOWING THE DATE OF PURCHASE.

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to The Dreyfus Corporation for managing the fund. Unlike the arrangements between most investment advisers and their funds, Dreyfus pays all fund expenses except for brokerage fees, taxes, interest, fees and expenses of the independent directors, Rule 12b-1 fees and extraordinary expenses.

12B-1 FEE: the fee paid out of fund assets (attributable to appropriate share classes) for promotional expenses and shareholder service. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

MANAGEMENT

The investment adviser for the fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages one of the nation's leading mutual fund complexes, with more than $112 billion in more than 160 mutual fund portfolios. Dreyfus is the mutual fund business of Mellon Bank Corporation, a broad-based financial services company with a bank at its core. With more than $350 billion of assets under management and $1.7 trillion of assets under administration and custody, Mellon provides a full range of banking, investment and trust products and services to individuals, businesses and institutions. Its mutual fund companies place Mellon as the leading bank manager of mutual funds. Mellon is headquartered in Pittsburgh, Pennsylvania.


Management philosophy

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, the firm seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

Portfolio managers

The fund is co-managed by James C. Wadsworth and Anthony J. Galise. Mr. Wadsworth has been employed by Dreyfus as a portfolio manager since October 1994 and is also Chief Investment Officer at Laurel Capital Advisors. He has been employed by Mellon Bank since 1977. He is also Chief Equity Officer and Senior Vice President of Mellon Private Asset Management. Mr. Galise has been employed by Dreyfus since April 1996. He is also a portfolio manager at Laurel Capital Advisors, an affiliate of Dreyfus. He joined Mellon in 1993 with over 20 years of equity investment experience. He is also a Vice President and Portfolio Manager at Mellon Bank.

Concepts to understand

YEAR 2000 ISSUES: the fund could be adversely affected if the computer systems used by Dreyfus and the fund's other service providers do not properly process and calculate date-related information from and after January 1, 2000.

Dreyfus is working to avoid year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by year 2000-related problems. This could have an impact on the value of the fund's investments and its share price.

                                                               The Fund       3

FINANCIAL HIGHLIGHTS

The following tables describe the performance of each share class for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been
independently  audited  by  [                    ], whose report, along with the
fund's financial statements, is included in the annual report.

                                                                                              YEAR ENDED OCTOBER 31,


 CLASS A                                                                         1998       1997       1996      1995      1994(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                                        15.13     13.09      10.07      10.00

 Investment operations:  Investment income (loss) -- net                                     (.04)     (.02)        .02        .01

                         Net realized and unrealized gain (loss) on investments               4.52      2.48       3.03        .06

 Total from investment operations                                                             4.48      2.46       3.05        .07

 Distributions:          Dividends from investment income -- net                                --        --      (.03)         --

                         Dividends from net realized gain on investments                     (.72)     (.42)         --         --

 Total distributions                                                                         (.72)     (.42)      (.03)         --

 Net asset value, end of period                                                              18.89     15.13      13.09      10.07

 Total return (%)(2)                                                                         30.73     19.22      30.31      .70(3)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                                  1.50      1.50       1.50      .25(3)

 Ratio of net investment income (loss) to average net assets (%)                             (.35)     (.16)        .10      .14(3)

 Portfolio turnover rate (%)                                                                 39.18     49.03      56.00       8.00
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                                       9,190     3,884      1,359         60

(1)THE  FUND  COMMENCED  OPERATIONS  AND  COMMENCED SELLING INVESTOR SHARES ON
SEPTEMBER  2,  1994. EFFECTIVE OCTOBER 17, 1994, THE FUND'S INVESTOR SHARES WERE
REDESIGNATED AS CLASS A SHARES.

(2)  EXCLUSIVE OF SALES LOAD.

(3)  NOT ANNUALIZED.

                                                                                                 YEAR ENDED OCTOBER 31,

 CLASS B                                                                                    1998       1997      1996      1995(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                                                  14.95      13.05       9.49

 Investment operations:  Investment income (loss) -- net                                               (.03)      (.07)      (.03)

                         Net realized and unrealized gain (loss) on investments                         4.31       2.39       3.59

 Total from investment operations                                                                       4.28       2.32       3.56

 Distributions:          Dividends from net realized gain on investments                               (.72)      (.42)         --

 Net asset value, end of period                                                                        18.51      14.95      13.05

 Total return (%)(2)                                                                                   29.72      18.17    37.51(3)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                                            2.25       2.25     1.95(3)

 Ratio of net investment income (loss) to average net assets (%)                                       (1.02)      (.93)   (.56)(3)

 Portfolio turnover rate (%)                                                                           39.18      49.03      56.00
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                                                19,257      4,633      1,025

(1)  THE FUND COMMENCED SELLING CLASS B SHARES ON DECEMBER 19, 1994.

(2)  EXCLUSIVE OF SALES LOAD.

(3)  NOT ANNUALIZED.

                                                                                                     YEAR ENDED OCTOBER 31,

 CLASS C                                                                                    1998       1997      1996      1995(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                                                  14.95      13.04       9.49

 Investment operations:  Investment income (loss) -- net                                                 .01      (.09)      (.01)

                         Net realized and unrealized gain (loss) on investments                         4.28       2.42       3.56

 Total from investment operations                                                                       4.29       2.33       3.55

 Distributions:          Dividends from net realized gain on investments                               (.72)      (.42)         --

 Net asset value, end of period                                                                        18.52      14.95      13.04

 Total return (%)(2)                                                                                   29.79      18.27    37.41(3)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                                            2.25       2.25     1.14(3)

 Ratio of net investment income (loss) to average net assets (%)                                      (1.01)      (.93)   (.33)(3)

 Portfolio turnover rate (%)                                                                           39.18      49.03      56.00
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                                                 3,647        514        147

(1)  THE FUND COMMENCED SELLING CLASS C SHARES ON DECEMBER 19, 1994.

(2)  EXCLUSIVE OF SALES LOAD.

(3)  NOT ANNUALIZED.

                                                                                              YEAR ENDED OCTOBER 31,

 CLASS R                                                                         1998       1997       1996      1995      1994(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                                        15.15     13.10      10.07      10.00

 Investment operations:  Investment income (loss) -- net                                        --       .01        .04        .02

                         Net realized and unrealized gain (loss) on investments               4.53      2.48       3.04        .05

 Total from investment operations                                                             4.53      2.49       3.08        .07

 Distributions:          Dividends from investment income -- net                                --     (.02)      (.05)         --

                         Dividends from net realized gain on investments                     (.72)     (.42)         --         --

 Total distributions                                                                         (.72)     (.44)      (.05)         --

 Net asset value, end of period                                                              18.96     15.15      13.10      10.07

 Total return (%)                                                                           31.04      19.43      30.70      .70(2)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                                  1.25      1.25       1.25      .21(2)

 Ratio of net investment income (loss) to average net assets (%)                               .02       .09        .35      .18(2)

 Portfolio turnover rate (%)                                                                 39.18     49.03      56.00     8.00(2)
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                                     244,292   112,209     44,091     10,747

(1)THE FUND COMMENCED OPERATIONS AND COMMENCED SELLING TRUST SHARES ON SEPTEMBER 2, 1994. EFFECTIVE OCTOBER 17, 1994, THE FUND'S TRUST SHARES WERE REDESIGNATED AS CLASS R SHARES.

(2)  NOT ANNUALIZED.

                                                               The Fund       5

                                                                Your Investment

ACCOUNT POLICIES

THE DREYFUS PREMIER FUNDS are designed primarily for people who are investing through a third party, such as a bank, broker-dealer or financial adviser, or in a 401(k) or other retirement plan. Third parties with whom you open a fund account may impose policies, limitations and fees which are different from those described here. Consult your financial representative for more information.

YOU WILL NEED TO CHOOSE A SHARE CLASS before making your initial investment. In making your choice, you should weigh the impact of all potential costs over the length of your investment, including sales charges and annual fees. For example, in some cases, it can be more economical to pay an initial sales charge than to choose a class with no initial sales charge but higher annual fees and a CDSC.

 .    Class A shares can be the most cost-effective  choice, if you are investing for the long term, especially if you are investing $50,000 or more.

 .    Class B  shares  can  make sense  if  you have  a long time horizon and are investing less than $50,000.

 .    Class C  shares may be  appropriate if  you have a  shorter or less certain time horizon and are investing less than $50,000.

 .    Class R shares are designed for eligible institutions  on  behalf  of their clients. Individuals may not purchase these shares directly.

Share class charges

EACH SHARE CLASS has its own fee structure. In some cases, you may not have to pay a sales charge to buy or sell shares. Contact your financial representative or the SAI to see if this may apply to you. Shareholders owning Class A shares on or prior to November 30, 1996 may be eligible to purchase additional Class A shares without a front-end sales load or with a lower front-end sales load. See the SAI.
--------------------------------------------------------------------------------

Sales charges

CLASS A -- CHARGED WHEN YOU BUY SHARES

                                    Sales charge           Sales charge as
                                    deducted as a %        a % of your
Your investment                     of offering price      net investment
--------------------------------------------------------------------------------

Up to $49,999                           5.75%                    6.10%

$50,000 - $99,999                       4.50%                    4.70%

$100,000 - $249,999                     3.50%                    3.60%

$250,000 - $499,999                     2.50%                    2.60%

$500,000 - $999,999                     2.00%                    2.00%

$1 million or more*                     0.00%                    0.00%

* A 1.00% contingent deferred sales charge may be charged on any shares sold within one year of purchase (except shares bought through reinvestment).

Class A shares also carry an annual Rule 12b-1 fee of 0.25% of the class's average net assets.
--------------------------------------------------------------------------------

CLASS B -- CHARGED WHEN YOU SELL SHARES

                                    Contingent deferred sales charge
Time since you bought               as a % of your initial investment or
the shares you are selling          your redemption (whichever is less)
--------------------------------------------------------------------------------

Up to 2 years                       4.00%

2 - 4 years                         3.00%

4 - 5 years                         2.00%

5 - 6 years                         1.00%

More than 6 years                   Shares will automatically
                                    convert to Class A

Class B shares also carry an annual Rule 12b-1 fee of 1.00% of the class's average daily net assets.
--------------------------------------------------------------------------------

CLASS C -- CHARGED WHEN YOU SELL SHARES

A 1.00% CDSC is imposed on redemptions made within the first year of purchase. Class C shares also carry an annual Rule 12b-1 fee of 1.00% of the class's average daily net assets.
--------------------------------------------------------------------------------

CLASS R -- NO SALES LOAD OR RULE 12B-1 FEES

Reduced Class A sales charge

LETTER OF INTENT: lets you purchase Class A shares over a 13-month period and receive the same sales charge as if all shares had been purchased at once.

RIGHT OF ACCUMULATION: lets you add the value of any Class A shares you already own to the amount of your next Class A investment for purposes of calculating the sales charge.

CONSULT THE STATEMENT OF ADDITIONAL INFORMATION (SAI) OR YOUR FINANCIAL REPRESENTATIVE FOR MORE DETAILS.

Buying shares

THE NET ASSET VALUE (NAV) of each class is generally calculated as of the close of trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern time) every day the exchange is open. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other entity authorized to accept orders on behalf of the fund. The fund's investments are valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the fund's board.

ORDERS RECEIVED BY DEALERS by the close of trading on the NYSE and transmitted to the distributor or its designee by the close of its business day (normally 5:
15 p.m. Eastern time) will be based on the NAV determined as of the close of trading on the NYSE that day.
--------------------------------------------------------------------------------

Minimum investments

                                   Initial            Additional
--------------------------------------------------------------------------------

REGULAR ACCOUNTS                   $1,000             $100; $500 FOR
                                                      TELETRANSFER INVESTMENTS

TRADITIONAL IRAS                   $750               NO MINIMUM

SPOUSAL IRAS                       $750               NO MINIMUM

ROTH IRAS                          $750               NO MINIMUM

EDUCATION IRAS                     $500               NO MINIMUM
                                                      AFTER THE FIRST YEAR

DREYFUS AUTOMATIC                  $100               $100
INVESTMENT PLANS

All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum TeleTransfer purchase is $150,000 per day.

Concepts to understand

NET ASSET VALUE (NAV): the market value of one share, computed by dividing the total net assets of a fund or class by its shares outstanding. The fund's Class A shares are offered to the public at NAV plus a sales charge. Classes B, C and R are offered at NAV, but may be subject to higher annual operating fees and a sales charge upon redemption.

Selling shares

YOU MAY SELL SHARES AT ANY TIME through your financial representative, or you can contact the fund directly. Your shares will be sold at the next NAV calculated after your order is accepted by the fund's transfer agent or other entity authorized to accept orders on behalf of the fund. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.

TO KEEP YOUR CDSC AS LOW AS POSSIBLE, each time you request to sell shares we will first sell shares that are not subject to a CDSC, and then those subject to the lowest charge. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. There are certain instances when you may qualify to have the CDSC waived. Consult your financial representative or the SAI for details.

BEFORE SELLING RECENTLY PURCHASED SHARES, please note that if the fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds until it has collected payment, which may take up to eight business days.

Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

 .    amounts  of  $1,000 or  more on  accounts  whose  address  has been changed within the last 30 days

 .    requests to send the proceeds to a different payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A SIGNATURE GUARANTEE helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.

                                                        Your Investment       7

General policies

IF YOUR ACCOUNT FALLS BELOW $500, the fund may ask you to increase your balance. If it is still below $500 after 45 days, the fund may close your account and send you the proceeds.

UNLESS YOU DECLINE TELEPHONE PRIVILEGES on your application, you may be responsible for any fraudulent telephone order as long as Dreyfus takes
reasonable    measures    to    verify    the    order.

THE FUND RESERVES THE RIGHT TO:

 .    refuse any  purchase or exchange  request that could  adversely  affect the fund or its operations, including those from any individual or group who, in the fund' s view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the fund within a calendar year)

 .    refuse any purchase or exchange request in excess of 1% of the fund's total assets

 .    change or discontinue its exchange  privilege,  or temporarily suspend this privilege during unusual market conditions

 .    change its minimum investment amounts

 .    delay  sending  out  redemption  proceeds  for up to seven days  (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

The fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).

DISTRIBUTIONS AND TAXES

THE FUND GENERALLY PAYS ITS SHAREHOLDERS quarterly dividends from its net investment income, and distributes any net capital gains that it has realized once a year. Each share class will generate a different dividend because each has different expenses. Your distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

FUND DIVIDENDS AND DISTRIBUTIONS ARE TAXABLE to most investors (unless your investment is in an IRA or other tax-advantaged account). The tax status of any distribution is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash. In general, distributions are taxable as follows:
--------------------------------------------------------------------------------

Taxability of distributions

Type of                       Tax rate for          Tax rate for
distribution                  15% bracket           28% bracket or above
--------------------------------------------------------------------------------

INCOME                        ORDINARY              ORDINARY
DIVIDENDS                     INCOME RATE           INCOME RATE

SHORT-TERM                    ORDINARY              ORDINARY
CAPITAL GAINS                 INCOME RATE           INCOME RATE

LONG-TERM
CAPITAL GAINS                 10%                   20%

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Taxes on transactions

Except between tax-deferred accounts, any sale or exchange of fund shares may generate a tax liability. Of course, withdrawals or distributions from tax-deferred accounts are taxable when received.

The table above can provide a guide for potential tax liability when selling or exchanging fund shares. "Short-term capital gains" applies to fund shares sold up to 12 months after buying them. "Long-term capital gains" applies to shares sold after 12 months.

SERVICES FOR FUND INVESTORS

THE THIRD PARTY THROUGH WHOM YOU PURCHASED fund shares may impose different restrictions on these services and privileges offered by the fund, or may not make them available at all. Consult your financial representative for more
information   on   the   availability   of   these   services  and  privileges.

Automatic services

BUYING OR SELLING SHARES AUTOMATICALLY is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application, or by calling your financial representative or 1-800-554-4611.
--------------------------------------------------------------------------------

For investing

DREYFUS AUTOMATIC               For making automatic investments
ASSET BUILDER((reg.tm))         from a designated bank account.

DREYFUS GOVERNMENT              For making automatic investments
DIRECT DEPOSIT                  from your federal employment,
PRIVILEGE                       Social Security or other regular
                                federal government check.

DREYFUS DIVIDEND                For automatically reinvesting the
SWEEP                           dividends and distributions from
                                one Dreyfus fund into another
                                (not available for IRAs).
--------------------------------------------------------------------------------

For exchanging shares

DREYFUS AUTO-                   For making regular exchanges
EXCHANGE PRIVILEGE              from one Dreyfus fund into
                                another.
--------------------------------------------------------------------------------

For selling shares

DREYFUS AUTOMATIC               For making regular withdrawals from most Dreyfus
WITHDRAWAL PLAN                 funds. There will  be no CDSC on Class B shares,
                                as long  as  the amounts withdrawn do not exceed
                                12% annually of the account value at the time the shareholder elects to participate in the plan.

Exchange privilege

YOU CAN EXCHANGE SHARES WORTH $500 OR MORE (no minimum for retirement accounts) from one class of the fund into the same class of another Dreyfus Premier fund. You can request your exchange by contacting your financial representative. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange will have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has a higher one.

TeleTransfer privilege

TO MOVE MONEY BETWEEN YOUR BANK ACCOUNT and your Dreyfus fund account with a phone call, use the TeleTransfer privilege. You can set up TeleTransfer on your account by providing bank account information and following the instructions on your application, or contact your financial representative.

Reinvestment privilege

UPON WRITTEN REQUEST, YOU CAN REINVEST up to the number of Class A or B shares you redeemed within 45 days of selling them at the current share price without any sales charge. If you paid a CDSC, it will be credited back to your account. This privilege may be used only once.

Account statements

EVERY FUND INVESTOR automatically receives regular account statements. You'll also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

                                                        Your Investment       9

INSTRUCTIONS FOR REGULAR ACCOUNTS

   TO OPEN AN ACCOUNT

            In Writing

Complete the application.

Mail your application and a check to:
Name of Fund
P.O. Box 6587, Providence, RI 02940-6587
Attn: Institutional Processing


TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check.

Mail the slip and the check to:
Name of Fund
P.O. Box 6587, Providence, RI 02940-6587
Attn: Institutional Processing


            By Telephone

WIRE  Have your bank send your
investment to Boston Safe Deposit & Trust Co., with these instructions:

   * ABA# 011001234

   * DDA# 044210

   * the fund name

   * the share class

   * your Social Security or tax ID number

   * name(s) of investor(s)

   * dealer number if applicable

Call us to obtain an account number. Return your application with the account number on the application.

WIRE Have your bank send your investment to Boston Safe Deposit & Trust Co., with these instructions:

* ABA# 011001234

* DDA# 044210

* the fund name

* the share class

* your account number

* name(s) of investor(s)

* dealer number if applicable

ELECTRONIC CHECK Same as wire, but before your account number insert "4040" for Class A, "4700" for Class B, "4710" for Class C, "4030" for Class R

TELETRANSFER Request TeleTransfer on your application. Call us to request your transaction.

            Automatically

WITH AN INITIAL INVESTMENT Indicate on your application which automatic service(s) you want. Return your application with your investment.

ALL SERVICES Call us or your financial representative to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials.

TO SELL SHARES

Write a letter of instruction that includes:

* your name(s) and signature(s)

* your account number

* the fund name

* the dollar amount you want to sell

* how and where to send the proceeds

Obtain a signature guarantee or other  documentation, if required (see page 9).

Mail your request to:  The Dreyfus Family of Funds
                       P.O. Box 6587, Providence, RI 02940-6587
                       Attn: Institutional Processing

TELETRANSFER Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be sent to your bank by electronic check.


AUTOMATIC WITHDRAWAL PLAN Call us or your financial representative to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Be sure to maintain an account balance of $5,000 or more.

To open an account, make subsequent investments or to sell shares, please contact your financial representative or call toll free in the U.S. 1-800-554-4611. Make checks payable to: THE DREYFUS FAMILY OF FUNDS

Concepts to understand

WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

10A

INSTRUCTIONS FOR IRAS

   TO OPEN AN ACCOUNT

            In Writing

Complete an IRA application, making sure to specify the fund name and to indicate the year the contribution is for.

Mail your application and a check to:
The Dreyfus Trust Company, Custodian
P.O. Box 6427, Providence, RI 02940-6427
Attn: Institutional Processing


TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check. Indicate the year the contribution is for.

Mail in the slip and the check to:
The Dreyfus Trust Company
P.O. Box 6427,
Providence, RI 02940-6427
Attn: Institutional Processing


            By Telephone


WIRE Have your bank send your investment to Boston Safe Depost & Trust Co., with these instructions:

* DDA# 044210

* the fund name

* the share class

* your account number

* name of investor

* the contribution year

* dealer number if applicable

ELECTRONIC CHECK Same as wire, but before your account number insert "4700" for Class A, "4040" for Class B, "4710" for Class C, "4030" for Class R

            Automatically

ALL SERVICES Call us or your financial representative to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials. All contributions will count as current year.

TO SELL SHARES

Write a letter of instruction that includes:

* your name and signature

* your account number and fund name

* the dollar amount you want to sell

* how and where to send the proceeds

* whether the distribution is qualified or premature

* whether the 10% TEFRA should be withheld

Obtain a signature guarantee or other documentation, if required (see page 9).

Mail in your request to: The Dreyfus Trust Company P.O. Box 6427, Providence, RI 02940-6427 Attn: Institutional Processing


SYSTEMATIC WITHDRAWAL PLAN Call us to request instructions to establish the plan.

For information and assistance, contact your financial representative or call toll free in the U.S. 1-800-554-4611. Make checks payable to: THE DREYFUS TRUST COMPANY, CUSTODIAN

                                                       Your Investment       11

                                                           For More Information

Dreyfus Premier Small Company Stock Fund

A Series of The Dreyfus/Laurel Funds, Inc.
--------------------------------------

SEC file number:  811-5270

More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund's performance, lists portfolio holdings and contains a letter from the fund's manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund's performance during the last fiscal year.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call your financial representative or 1-800-554-4611

BY MAIL  Write to:  The Dreyfus Premier Family of Funds
                    144 Glenn Curtiss
                    Boulevard Uniondale, NY 11556-0144

ON THE INTERNET Text-only versions of fund documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009.

(c) 1999, Dreyfus Service Corporation
385P0399

[Application p 1 here]

[Application p 2 here]

                    DREYFUS PREMIER SMALL COMPANY STOCK FUND
                  CLASS A, CLASS B, CLASS C AND CLASS R SHARES
                                     PART B
                      (STATEMENT OF ADDITIONAL INFORMATION)
                                  MARCH 1, 1999



      This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current Prospectus of the Dreyfus Premier Small Company Stock Fund (the "Fund"), dated March 1, 1999, as it may be revised from time to time. The Fund is a separate, diversified portfolio of The Dreyfus/Laurel Funds, Inc., an open-end management investment company (the "Company"), known as a mutual fund. To obtain a copy of the Fund's Prospectus, please write to the Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, or call one of the following numbers:

            Call Toll Free 1-800-554-4611
            In New York City -- Call 1-718-895-1206
            Outside the U.S. -- Call 516-794-5452


                               TABLE OF CONTENTS
                                                                        Page

Description of the Fund...........................................     B-2
Management of the Fund............................................     B-21
Management Arrangements...........................................     B-27
Purchase of Shares................................................     B-28
Distribution and Service Plans....................................     B-36
Redemption of Shares..............................................     B-38
Shareholder Services..............................................     B-42
Additional Information About Purchases, Exchanges
  and Redemptions.................................................     B-48
Determination of Net Asset Value..................................     B-49
Dividends, Other Distributions and Taxes..........................     B-50
Portfolio Transactions............................................     B-57
Performance Information...........................................     B-59
Information About the Fund........................................     B-60
Transfer and Dividend Disbursing
  Agent, Custodian, Counsel and Independent Auditors..............     B-61
Financial Statements..............................................     B-62
Appendix..........................................................     B-63

                            DESCRIPTION OF THE FUND

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTIONS OF THE FUND'S PROSPECTUS ENTITLED "GOAL/APPROACH" AND "MAIN RISKS."

      The Company is a Maryland corporation formed on August 6, 1987. Before October 17, 1994, the Company's name was The Laurel Funds, Inc. The Company is an open-end management investment company comprised of separate portfolios, including the Fund, each of which is treated as a separate fund. Prior to , the Fund's name was Premier Small Company Stock Fund and prior to October 17, 1994, the Fund's name was Laurel Smallcap Stock Fund. The Fund is diversified, which means that, with respect to 75% of its total assets, the Fund will not invest more than 5% of its assets in the securities of any single issuer.

      The Dreyfus Corporation ("Dreyfus") serves as the Fund's investment manager.

      The Fund seeks investment returns that exceed those of the Russell 2500(TM) Stock Index. The Russell 2500(TM) Stock Index, published by Frank Russell Company, is comprised of the bottom 500 companies in the Russell 1000(TM) Index as ranked by total market capitalization, and all 2,000 stocks in the Russell 2000(TM) Index. The Russell 2000(TM) Index consists of the smallest 2,000 companies in the Russell Index 3000(TM), representing approximately 10% of the Russell 3000(TM) Index total market capitalization. The Russell 3000(TM) Index is composed of 3,000 large U.S. companies, as determined by market capitalization. The Russell 1000(TM) Index consists of the 1,000 largest companies in the Russell 3000(TM) Index. The Fund's managers do not attempt to time the financial market, or use sector or industry rotation techniques.

CERTAIN PORTFOLIO SECURITIES

      The following information regarding the securities that the Fund may purchase supplements that found in the Fund's Prospectus.

      BANK  INSTRUMENTS.   The  Fund  may  invest  in  bank  instruments.   Bank
instruments consist mainly of certificates of deposit, time deposits and bankers' acceptances.

     AMERICAN DEPOSITORY RECEIPTS ("ADRS"). The Fund may invest in U.S. dollar-denominated ADRs. ADRs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by foreign companies. ADRs are traded in the United States on national securities exchanges or in the over-the-counter market. Investment in securities of foreign issuers presents certain risks. See "Foreign Securities."

     GOVERNMENT OBLIGATIONS. The Fund may invest in a variety of U.S. Treasury obligations, which differ only in their interest rates, maturities and times of issuance: (a) U.S. Treasury bills have a maturity of one year or less, (b) U.S. Treasury notes have maturities of one to ten years, and (c) U.S. Treasury bonds generally have maturities of greater than ten years.

      In addition to U.S. Treasury obligations, the Fund may invest in obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are supported by any of the following: (a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury, (c) the discretionary authority of the U.S. Treasury to lend to such Government agency or instrumentality, or (d) the credit of the instrumentality. (Examples of agencies and instrumentalities are: Federal Land Banks, Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks, General Services Administration, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board, Inter-American Development Bank, Asian-American Development Bank, Student Loan Marketing Association, International Bank for Reconstruction and Development and Fannie Mae). No assurance can be given that the U.S. Government will provide financial support to the agencies or instrumentalities described in (b), (c) and
(d) in the future, other than as set forth above, since it is not obligated to do so by law.

      REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with U.S. Government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with such other brokers or dealers that meet the Fund's credit guidelines. This technique offers a method of earning income on idle cash. In a repurchase agreement, the Fund buys a security from a seller that has agreed to repurchase the same security at a mutually agreed upon date and price. The Fund's resale price will be in excess of the purchase price, reflecting an agreed upon interest rate. This interest rate is effective for the period of time the Fund is invested in the agreement and is not related to the coupon rate on the underlying security. Repurchase agreements may also be viewed as a fully collateralized loan of money by the Fund to the seller. The period of these repurchase agreements will usually be short, from overnight to one week, and at no time will the Fund invest in repurchase agreements for more than one year. The Fund will always receive as collateral securities whose market value including accrued interest is, and during the entire term of the agreement remains, at least equal to 100% of the dollar amount invested by the Fund in each agreement, and the Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the Custodian. If the seller defaults, the Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of a security which is the subject of a repurchase agreement, realization upon the collateral by the Fund may be delayed or limited. The Fund seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligors under repurchase agreements, in accordance with the Fund's credit guidelines.

      COMMERCIAL PAPER. The Fund may invest in commercial paper. These instruments are short-term obligations issued by banks and corporations that have maturities ranging from two to 270 days. Each instrument may be backed only by the credit of the issuer or may be backed by some form of credit enhancement, typically in the form of a guarantee by a commercial bank. Commercial paper backed by guarantees of foreign banks may involve additional risk due to the difficulty of obtaining and enforcing judgments against such banks and the generally less restrictive regulations to which such banks are subject. The Fund will only invest in commercial paper of U.S. and foreign companies rated at the time of purchase at least A-1 by Standard & Poor's, Prime-1 by Moody's Investors Service, Inc., F-1 by Fitch Investors Service, LLP, Duff 1 by Phoenix Duff & Phelps, Corp., or A1 by IBCA, Inc.

      FOREIGN SECURITIES. The Fund may purchase securities of foreign issuers and may invest in obligations of foreign branches of domestic banks and domestic branches of foreign banks. Investment in foreign securities presents certain risks, including those resulting from fluctuations in currency exchange rates, revaluation of currencies, adverse political and economic developments, the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions, reduced availability of public information concerning issuers, and the fact that foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic issuers. Moreover, securities of many foreign issuers may be less liquid and their prices more volatile than those of comparable domestic issuers. In addition, with respect to certain foreign countries, there is the possibility of expropriation, confiscatory taxation and limitations on the use or removal of funds or other assets of the Fund, including withholding of dividends. Foreign securities may be subject to foreign government taxes that would reduce the yield on such securities.

      ILLIQUID SECURITIES. The Fund will not knowingly invest more than 15% of the value of its net assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation (irrespective of any legal or contractual restrictions on resale.) The Fund may invest in commercial obligations issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended ("Section 4(2) paper"). The Fund may also purchase securities that are not registered under the Securities Act of 1933, as amended, but that can be sold to qualified institutional buyers in accordance with Rule 144A under that Act ("Rule 144A securities"). Liquidity determinations with respect to Section 4(2) paper and Rule 144A securities will be made by the Board of Directors or by Dreyfus pursuant to guidelines established by the Board of Directors. The Board or Dreyfus will consider availability of reliable price information and other relevant information in making such determinations. Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors, such as the Fund, that agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be pursuant to registration or an exemption therefrom. Section 4(2) paper normally is resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. Rule 144A securities generally must be sold to other qualified institutional buyers. If a particular investment in Section 4(2) paper or Rule 144A securities is not determined to be liquid, that investment will be included within the percentage limitation on investment in illiquid securities. The ability to sell Rule 144A securities to qualified institutional buyers is a recent development and it is not possible to predict how this market will mature. Investing in Rule 144A securities could have the effect of increasing the level of Fund illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities from the Fund or other holder.

      INITIAL PUBLIC OFFERINGS ("IPOS"). The Fund may invest in an IPO, a corporation's first offering of stock to the public. Shares are given a market value reflecting expectations for the corporation's future growth. Special rules of the National Association of Securities Dealers apply to the distribution of IPOs. Corporations offering IPOs generally have a limited operating history and may involve greater risk.

OTHER INVESTMENT COMPANIES. The Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the Investment Company Act of 1940, as amended (the "1940 Act"). As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.

INVESTMENT TECHNIQUES

      In addition to the principal investment strategies discussed in the Fund's Prospectus, the Fund also may engage in the investment techniques described below. The Fund might not use, or may not have the ability to use, any of these strategies and there can be no assurance that any strategy that is used will succeed.

      BORROWING. The Fund is authorized, within specified limits, to borrow money for temporary administrative purposes and to pledge its assets in connection with such borrowings.

      WHEN-ISSUED SECURITIES AND DELAYED DELIVERY TRANSACTIONS. New issues of U.S. Treasury and Government securities are often offered on a "when-issued" basis. This means that delivery and payment for the securities normally will take place approximately 7 to 45 days after the date the buyer commits to purchase them. The payment obligation and the interest rate that will be received on securities purchased on a "when-issued" basis are each fixed at the time the buyer enters into the commitment. The Fund will make commitments to purchase such securities only with the intention of actually acquiring the securities, but the Fund may sell these securities or dispose of the commitment before the settlement date if it is deemed advisable as a matter of investment strategy. Cash or marketable high-grade debt securities equal to the amount of the above commitments will be segregated on the Fund's records. For the purpose of determining the adequacy of these securities the segregated securities will be valued at market. If the market value of such securities declines, additional cash or securities will be segregated on the Fund's records on a daily basis so that the market value of the account will equal the amount of such commitments by the Fund.

      Securities purchased on a "when-issued" basis and the securities held by the Fund are subject to changes in market value based upon the public's perception of changes in the level of interest rates. Generally, the value of such securities will fluctuate inversely to changes in interest rates i.e., they will appreciate in value when interest rates decline and decrease in value when interest rates rise. Therefore, if in order to achieve higher interest income the Fund remains substantially fully invested at the same time that it has purchased securities on a "when-issued" basis, there will be a greater possibility of fluctuation in the Fund's net asset value ("NAV").

      When payment for "when-issued" securities is due, the Fund will meet its obligations from then-available cash flow, the sale of segregated securities, the sale of other securities and/or, although it would not normally expect to do so, from the sale of the "when-issued" securities themselves (which may have a market value greater or less than the Fund's payment obligation). The sale of securities to meet such obligations carries with it a greater potential for the realization of capital gains, which are subject to federal income taxes.

      To secure advantageous prices or yields, the Fund may purchase or sell securities for delayed delivery. In such transactions, delivery of the securities occurs beyond the normal settlement periods, but no payment or delivery is made by the Fund prior to the actual delivery or payment by the other party to the transaction. The purchase of securities on a delayed delivery basis involves the risk that the value of the securities purchased will decline prior to the settlement date. The sale of securities for delayed delivery involves the risk that the prices available in the market on the delivery date may be greater than those obtained in the sale transaction. The Fund will establish a segregated account consisting of cash, U.S. Government Securities or other high-grade debt obligations in an amount at least equal at all times to the amounts of its delayed delivery commitments.


      LOANS OF FUND SECURITIES. The Fund may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. The Fund continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities, which affords the Fund an opportunity to earn interest on the amount of the loan and on the loaned securities' collateral. Loans of portfolio securities may not exceed 33-1/3% of the value of the Fund's total assets and the Fund will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. These loans are terminable by the Fund at any time upon specified notice. The Fund might experience loss if the institution to which it has lent its securities fails financially or breaches its agreement with the Fund. In addition, it is anticipated that the Fund may share with the borrower some of the income received on the collateral for the loan or that it will be paid a premium for the loan. In determining whether to lend securities, the Fund considers all relevant factors and circumstances including the creditworthiness of the borrower.

      REVERSE REPURCHASE AGREEMENTS. The Fund may enter into reverse repurchase agreements to meet redemption requests where the liquidation of Fund securities is deemed by Dreyfus to be disadvantageous. Under a reverse repurchase agreement, the Fund: (1) transfers possession of Fund securities to a bank or broker-dealer in return for cash in an amount equal to a percentage of the securities' market value; and (2) agrees to repurchase the securities at a future date by repaying the cash with interest. The Fund retains record ownership of the security involved including the right to receive interest and principal payments. Cash or liquid high-grade debt securities held by the Fund equal in value to the repurchase price including any accrued interest will be maintained in a segregated account while a reverse repurchase agreement is in effect.

FUTURES, OPTIONS AND OTHER DERIVATIVE INSTRUMENTS. The Fund may purchase and sell various financial instruments ("Derivative Instruments"), including financial futures contracts (such as interest rate, index and foreign currency futures contracts), options (such as options on securities, indices, foreign currencies and futures contracts), forward currency contracts and interest rate, equity index and currency swaps, caps, collars and floors. The index Derivative Instruments the Fund may use may be based on indices of U.S. or foreign equity or debt securities. These Derivative Instruments may be used, for example, to preserve a return or spread, to lock in unrealized market value gains or losses, to facilitate or substitute for the sale or purchase of securities, to manage the duration of securities, to alter the exposure of a particular investment or portion of the Fund's portfolio to fluctuations in interest rates or currency rates, to uncap a capped security or to convert a fixed rate security into a variable rate security or a variable rate security into a fixed rate security.

      Hedging strategies can be broadly categorized as "short hedges" and "long hedges." A short hedge is a purchase or sale of a Derivative Instrument intended partially or fully to offset potential declines in the value of one or more investments held in the Fund's portfolio. Thus, in a short hedge the Fund takes a position in a Derivative Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged.

      Conversely, a long hedge is a purchase or sale of a Derivative Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that the Fund intends to acquire. Thus, in a long hedge the Fund takes a position in a Derivative Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged. A long hedge is sometimes referred to as an anticipatory hedge. In an anticipatory hedge transaction, the Fund does not own a corresponding security and, therefore, the transaction does not relate to a security the Fund owns. Rather, it relates to a security that the Fund intends to acquire. If the Fund does not complete the hedge by purchasing the security it anticipated purchasing, the effect on the Fund's portfolio is the same as if the transaction were entered into for speculative purposes.

      Derivative Instruments on securities generally are used to hedge against price movements in one or more particular securities positions that the Fund owns or intends to acquire. Derivative Instruments on indices, in contrast, generally are used to attempt to hedge against price movements in market sectors in which the Fund has invested or expects to invest. Derivative Instruments on debt securities may be used to hedge either individual securities or broad debt market sectors.

      The use of Derivative Instruments is subject to applicable regulations of the Securities and Exchange Commission ("SEC"), the several options and futures exchanges upon which they are traded, the Commodity Futures Trading Commission ("CFTC") and various state regulatory authorities. In addition, the Fund's ability to use Derivative Instruments may be limited by tax considerations. See "Dividends, Other Distributions and Taxes."

      In addition to the instruments, strategies and risks described below and in the Prospectus, Dreyfus expects to discover additional opportunities in connection with other Derivative Instruments. These new opportunities may become available as Dreyfus develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new techniques are developed. Dreyfus may utilize these opportunities to the extent that they are consistent with the Fund's investment objective, and permitted by the Fund's investment policies and applicable regulatory authorities.

      SPECIAL  RISKS.  The  use  of  Derivative   Instruments  involves  special
considerations and risks, certain of which are described below. Risks pertaining to particular Derivative Instruments are described in the sections that follow.

      (1) Successful use of most Derivative Instruments depends upon Dreyfus' ability not only to forecast the direction of price fluctuations of the investment involved in the transaction, but also to predict movements of the overall securities, currency and interest rate markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.

      (2) There might be imperfect correlation, or even no correlation, between price movements of a Derivative Instrument and price movements of the investments being hedged. For example, if the value of a Derivative Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which Derivative Instruments are traded. The effectiveness of hedges using Derivative Instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

      Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match the Fund's current or anticipated investments exactly. The Fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the Fund's other investments.

      Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. The Fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in the Fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

      (3) If successful, the above-discussed strategies can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements. However, such strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements. For example, if the Fund entered into a short hedge because Dreyfus projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the Derivative Instrument. Moreover, if the price of the Derivative Instrument declined by more than the increase in the price of the security, the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not attempted to hedge at all.

      (4) As described below, the Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in Derivative Instruments involving obligations to third parties (I.E., Derivative Instruments other than purchased options). If the Fund were unable to close out its positions in such Derivative Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to close out a position in a Derivative Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction
("counterparty") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund.

      (5) The purchase and sale of Derivative Instruments could result in a loss if the counterparty to the transaction does not perform as expected and may increase portfolio turnover rates, which results in correspondingly greater commission expenses and transaction costs, and may result in certain tax consequences.

      COVER FOR DERIVATIVE INSTRUMENTS. Transactions using Derivative Instruments may expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, futures, options, currencies or forward contracts or (2) cash and short-term liquid debt securities with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. The Fund will comply with SEC guidelines regarding cover for Derivative Instruments and will, if the guidelines so require, set aside cash, U.S. Government securities or other liquid, high-grade debt securities in a segregated account with its custodian in the prescribed amount.

      Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Derivative Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the Fund's assets to cover or segregated accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

      OPTIONS. A call option gives the purchaser the right to buy, and obligates the writer to sell, the underlying investment at the agreed upon exercise price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy, the underlying investment at the agreed upon exercise price during the option period. A purchaser of an option pays an amount, known as the premium, to the option writer in exchange for rights under the option contract.

      Options on indices are similar to options on securities or currencies except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or currencies.

      The purchase of call options can serve as a long hedge, and the purchase of put options can serve as a short hedge. Writing put or call options can enable the Fund to enhance income or yield by reason of the premiums paid by the purchasers of such options. However, if the market price of the security or other instrument underlying a put option declines to less than the exercise price on the option, minus the premium received, the Fund would expect to suffer a loss.

      Writing call options can also serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the investment appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Fund will be obligated to sell the investment at less than its market value.

      Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the investment depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to purchase the investment at more than its market value.

      The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the historical price volatility of the underlying investment and general market conditions. Options that expire unexercised have no value and the Fund would experience losses to the extent of premiums paid for them.

      The Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

     The Fund may purchase and sell both exchange-traded and over-the-counter ("OTC") options. Exchange-traded options in the United States are issued by a clearing organization that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between the Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction. The Fund will enter into only those option contracts that are listed on a national securities or commodities exchange or traded in the OTC market for which there appears to be a liquid secondary market. The Fund will not purchase put or call options that are traded on a national exchange in an amount exceeding 5% of its net assets.

      The Fund will not purchase or write OTC options if, as a result of such transaction, the sum of (i) the market value of outstanding OTC options purchased by the Fund, (ii) the market value of the underlying securities covered by outstanding OTC call options written by the Fund, and (iii) the market value of all other assets of the Fund that are illiquid or are not otherwise readily marketable, would exceed 15% of the net assets of the Fund, taken at market value. However, if an OTC option is sold by the Fund to a primary U.S. Government securities dealer recognized by the Federal Reserve Bank of New York and the Fund has the unconditional contractual right to repurchase such OTC option from the dealer at a predetermined price, then the Fund will treat as illiquid such amount of the underlying securities as is equal to the repurchase price less the amount by which the option is "in-the-money" (the difference between the current market value of the underlying securities and the option's strike price). The repurchase price with primary dealers is typically a formula price that is generally based on a multiple of the premium received for the option plus the amount by which the option is "in-the-money."

      Generally, the OTC debt and foreign currency options used by the Fund are European style options. This means that the option is only exercisable immediately prior to its expiration. This is in contrast to American style options, which are exercisable at any time prior to the expiration date of the option.

      The Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. Although the Fund will enter into OTC options only with major dealers in unlisted options, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, the Fund might be unable to close out an OTC option position at any time prior to its expiration.

      If the Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

      The Fund may write only covered call options on securities. A call option is covered if the Fund owns the underlying security or a call option on the same security with a lower strike price.

      FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. When the Fund purchases a futures contract, it incurs an obligation to take delivery of a specified amount of the obligation underlying the futures contract at a specified time in the future for a specified price. When the Fund sells a futures contract, it incurs an obligation to deliver a specified amount of the obligation underlying the futures contract at a specified time in the future for an agreed upon price. With respect to index futures, no physical transfer of the securities underlying the index is made. Rather, the parties settle by exchanging in cash an amount based on the difference between the contract price and the closing value of the index on the settlement date.

      When the Fund writes an option on a futures contract, it becomes obligated, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time during the term of the option. If the Fund writes a call, it assumes a short futures position. If the Fund writes a put, it assumes a long futures position. When the Fund purchases an option on a futures contract, it acquires the right, in return for the premium it pays, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put).

      The purchase of futures or call options on futures can serve as a long hedge, and the sale of futures or the purchase of put options on futures can serve as a short hedge. Writing call options on futures contracts can serve as a limited short hedge, using a strategy similar to that used for writing call options on securities or indices. Similarly, writing put options on futures contracts can serve as a limited long hedge.

      Futures strategies also can be used to manage the average duration of the Fund's fixed income portfolio. If Dreyfus wishes to shorten the average duration of the Fund's fixed income portfolio, the Fund may sell an interest rate futures contract or a call option thereon, or purchase a put option on that futures contract. If Dreyfus wishes to lengthen the average duration of the Fund's fixed income portfolio, the Fund may buy an interest rate futures contract or a call option thereon, or sell a put option thereon.

      No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract the Fund is required to deposit "initial margin" consisting of cash or U.S. Government securities in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Fund may be required by an exchange to increase the level of its initial margin payment.

      Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking-to-market." Variation margin does not involve borrowing, but rather represents a daily settlement of the Fund's obligations to or from a futures broker. When the Fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when the Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

      Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. Although the Fund intends to enter into futures and options on futures only on exchanges or boards of trade where there appears to be a liquid secondary market, there can be no assurance that such a market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

      Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

      If the Fund were unable to liquidate a futures or options on futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

      To the extent  that the Fund  enters into  futures  contracts,  options on futures contracts, or options on foreign currencies traded on an exchange regulated by the CFTC, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money" at the time of purchase) will not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. This policy does not limit to 5% the percentage of the Fund's assets that are at risk in futures contracts and options on futures contracts.

      FOREIGN CURRENCY TRANSACTIONS. The Fund may engage in currency exchange transactions on a spot or forward basis. The Fund may exchange foreign currency on a spot basis at the spot rate then prevailing for purchasing or selling foreign currencies in the foreign exchange market.

      The Fund may also enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date either with respect to specific transactions or portfolio positions in order to minimize the risk to the Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies. For example, when the Fund anticipates purchasing or selling a security denominated in a foreign currency, the Fund may enter into a forward contract in order to set the exchange rate at which the transaction will be made. The Fund may also enter into a forward contract to sell an amount of foreign currency approximating the value of some or all of the Fund's securities positions denominated in that currency.

      Forward currency contracts may substantially change the Fund's investment exposure to changes in currency exchange rates and could result in losses if currencies do not perform as Dreyfus anticipates. There is no assurance that Dreyfus' use of forward currency contracts will be advantageous to the Fund or that it will hedge at an appropriate time.

      Foreign Currency Strategies - Special Considerations. The Fund may use Derivative Instruments on foreign currencies to hedge against movements in the values of the foreign currencies in which the Fund's securities are denominated. Such currency hedges can protect against price movements in a security that the Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

      The Fund might seek to hedge against changes in the value of particular currency when no Derivative Instruments on that currency are available or such Derivative Instruments are more expensive than certain other Derivative Instruments. In such cases, the Fund may hedge against price movements in that currency by entering into transactions using Derivative Instruments on another currency or a basket of currencies, the values of which Dreyfus believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the Derivative Instrument will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

      The value of Derivative Instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of foreign currency Derivative Instruments, the Fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

      There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the clock market.

      Settlement of transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, the Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

      FORWARD CONTRACTS. A forward foreign currency exchange contract ("forward contract") is a contract to purchase or sell a currency at a future date. The two parties to the contract set the number of days and the price. Forward contracts are used as a hedge against future movements in foreign exchange rates. The Fund may enter into forward contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or other foreign currency.

      Forward contracts may serve as long hedges -- for example, the Fund may purchase a forward contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the Fund intends to acquire. Forward contracts may also serve as short hedges -- for example, the Fund may sell a forward contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security denominated in a foreign currency or from anticipated dividend or interest payments denominated in a foreign currency. Dreyfus may seek to hedge against changes in the value of a particular currency by using forward contracts on another foreign currency or basket of currencies, the value of which Dreyfus believes will bear a positive correlation to the value of the currency being hedged.

      The cost to the Fund of engaging in forward contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into a principal basis, no fees or commissions are involved. When the Fund enters into a forward contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of any expected benefit of the transaction.

      Buyers and sellers of forward contracts can enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Secondary markets generally do not exist for forward contracts, with the result that closing transactions generally can be made for forward contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that the Fund will in fact be able to close out a forward contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, the Fund might be unable to close out a forward contract at any time prior to maturity. In either event, the Fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in the securities or currencies that are the subject of the hedge or to maintain cash or securities in a segregated account.

      The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities measured in the foreign currency will change after the forward contract has been established. Thus, the Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

      SWAPS, CAPS, COLLARS AND FLOORS. Swap agreements, including interest rate, equity index and currency swaps, caps, collars and floors, may be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Swaps involve two parties exchanging a series of cash flows at specified intervals. In the case of an interest rate swap, the parties exchange interest payments based on an agreed upon principal amount (referred to as the "notional principal amount"). Under the most basic scenario, Party A would pay a fixed rate on the notional principal amount to Party B, which would pay a floating rate on the same notional principal amount to Party
A. Depending on their structure, swap agreements may increase or decrease the Fund's exposure to long or short-term interest rates (in the U.S. or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors. Swap agreements can take many different forms and are known by a variety of names.

      In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

      The Fund will set aside cash or appropriate liquid assets to cover its current obligations under swap transactions. If the Fund enters into a swap agreement on a net basis (that is, the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments), the Fund will maintain cash or liquid assets with a daily value at least equal to the excess, if any, of the Fund's accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If the Fund enters into a swap agreement on other than a net basis or writes a cap, collar or floor, it will maintain cash or liquid assets with a value equal to the full amount of the Fund's accrued obligations under the agreement.

      The most important factor in the performance of swap agreements is the change in the specific interest rate, currency or other factor(s) that determine the amounts of payments due to and from the Fund. If a swap agreement calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declines, the value of a swap agreement would likely decline, potentially resulting in losses.

      The Fund will enter into swaps, caps, collars and floors only with banks and recognized securities dealers believed by Dreyfus to present minimal credit risks in accordance with guidelines established by the Board. If there is a default by the other party to such a transaction, the Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreement relating to the transaction.

     The Fund understands that it is the position of the staff of the SEC that assets involved in swap transactions are illiquid and, therefore, are subject to the limitations on illiquid investments.

     CERTAIN INVESTMENTS. From time to time, to the extent consistent with its investment objective, policies and restrictions, the Fund may invest in securities of companies with which Mellon Bank, N.A. ("Mellon Bank"), an affiliate of Dreyfus, has a lending relationship.

      MASTER/FEEDER OPTION. The Company may in the future seek to achieve the Fund's investment objective by investing all of the Fund's net investable assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to the Fund. Shareholders of the Fund will be given at least 30 days' prior notice of any such investment. Such investment would be made only if the Company's Board of Directors determines it to be in the best interest of the Fund and its shareholders. In making that determination, the Company's Board of Directors will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiency. Although the Fund believes that the Company's Board of Directors will not approve an arrangement that is likely to result in higher costs, no assurance is given that costs will be materially reduced if this option is implemented.

INVESTMENT RESTRICTIONS

      FUNDAMENTAL. The following limitations have been adopted by the Fund. The Fund may not change any of these fundamental investment limitations without the consent of: (a) 67% or more of the shares present at a meeting of shareholders duly called if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy; or (b) more than 50% of the outstanding shares of the Fund, whichever is less. The Fund may not:

      1. Purchase any securities which would cause more than 25% of the value of the Fund's total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal activities in the same industry. (For purposes of this limitation, U.S. Government securities, and state or municipal governments and their political subdivisions are not considered members of any industry. In addition, this limitation does not apply to investments in domestic banks, including U.S. branches of foreign banks and foreign branches of U.S. banks).

      2. Borrow money or issue senior securities as defined in the 1940 Act except that (a) the Fund may borrow money in an amount not exceeding one-third of the Fund's total assets at the time of such borrowings, and (b) the Fund may issue multiple classes of shares. The purchase or sale of futures contracts and related options shall not be considered to involve the borrowing of money or issuance of senior securities.

      3. Purchase with respect to 75% of the Fund's total assets securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

      4. Make loans or lend securities, if as a result thereof more than one-third of the Fund's total assets would be subject to all such loans. For purposes of this limitation debt instruments and repurchase agreements shall not be treated as loans.

      5. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate, including mortgage loans, or securities of companies that engage in real estate business or invest or deal in real estate or interests therein).

      6. Underwrite securities issued by any other person, except to the extent that the purchase of securities and later disposition of such securities in accordance with the Fund's investment program may be deemed an underwriting.

      7. Purchase or sell commodities except that the Fund may enter into futures contracts and related options, forward currency contracts and other similar instruments.

      NONFUNDAMENTAL The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its investable assets in securities of a single open-end management investment company with substantially the same investment objective, policies and limitations as the Fund.

      The  Fund   has   adopted   the   following   additional   non-fundamental
restrictions.   These  non-fundamental   restrictions  may  be  changed  without
shareholder approval, in compliance with applicable law and regulatory policy.

      1. The Fund shall not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amounts to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling short.

      2. The Fund shall not purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options shall not constitute purchasing securities on margin.

      3. The Fund shall not purchase oil, gas or mineral leases.

      4. The Fund will not purchase or retain the securities of any issuer if the officers or Directors of the Fund, its advisers, or managers, owning beneficially more than one half of one percent of the securities of such issuer, together own beneficially more than 5% of such securities.

      5. The Fund will not purchase securities of issuers (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof), including their predecessors, that have been in operation for less than three years, if by reason thereof, the value of the Fund's investment in securities would exceed 5% of the Fund's total assets. For purposes of this limitation, sponsors, general partners, guarantors and originators of underlying assets may be treated as the issuer of a security.

      6. The Fund will invest no more than 15% of the value of its net assets in illiquid securities, including repurchase agreements with remaining maturities in excess of seven days, time deposits with maturities in excess of seven days and other securities which are not readily marketable. For purposes of this limitation, illiquid securities shall not include Section 4(2) Paper and securities which may be resold under Rule 144A under the Securities Act of 1933, provided that the Board of Directors, or its delegate, determines that such securities are liquid based upon the trading markets for the specific security.

      7. The Fund may not invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets and except to the extent otherwise permitted by the 1940 Act.

     8. The Fund shall not purchase any security while borrowings representing more than 5% of the Fund's total assets are outstanding.

      9. The Fund will not  purchase  warrants if at the time of such  purchase:
(a) more than 5% of the value of the Fund's assets would be invested in warrants, or (b) more than 2% of the value of the Fund's assets would be invested in warrants that are not listed on the New York or American Stock Exchange (for purposes of this limitation, warrants acquired by the Fund in units or attached to securities will be deemed to have no value).

      10. The Fund will not purchase puts, calls, straddles, spreads and any combination thereof if by reason thereof the value of its aggregate investment in such classes of securities will exceed 5% of its total assets except that:
(a) this limitation shall not apply to standby commitments, and (b) this limitation shall not apply to the Fund's transactions in futures contracts and related options.

      As an operating policy, the Fund will not invest more than 25% of the value of its total assets, at the time of such purchase in domestic banks, including U.S. branches of foreign banks and foreign branches of U.S. banks. The Company's Board of Directors may change this policy without shareholder approval. Notice will be given to shareholders if this policy is changed by the Board.

      If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in such percentage resulting from a change in the values of assets will not constitute a violation of such restriction, except as otherwise required by the 1940 Act.

      If the Fund's investment objective, policies, restrictions, practices or procedures change, shareholders should consider whether the Fund remains an appropriate investment in light of the shareholder's then-current position and needs.


                             MANAGEMENT OF THE FUND

FEDERAL LAW AFFECTING MELLON BANK

      The Glass-Steagall Act of 1933 prohibits national banks from engaging in the business of underwriting, selling or distributing securities and prohibits a member bank of the Federal Reserve System from having certain affiliations with an entity engaged principally in that business. The activities of Mellon Bank in informing its customers of, and performing, investment and redemption services in connection with the Fund, and in providing services to the Fund as custodian, as well as Dreyfus' investment advisory activities, may raise issues under these provisions. Mellon Bank has been advised by counsel that the activities contemplated under these arrangements are consistent with its statutory and regulatory obligations.

      Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of such future statutes and regulations, could prevent Mellon Bank or Dreyfus from continuing to perform all or a part of the above services for its customers and/or the Fund. If Mellon Bank or Dreyfus were prohibited from serving the Fund in any of its present capacities, the Board of Directors would seek an alternative provider(s) of such services.

DIRECTORS AND OFFICERS

      The Company's Board is responsible for the management and supervision of the Fund. The Board approves all significant agreements between the Company, on behalf of the Fund, and those companies that furnish services to the Fund. These companies are as follows:

      The Dreyfus Corporation...............................Investment Adviser
      Premier Mutual Fund Services, Inc............................Distributor
      Dreyfus Transfer, Inc.....................................Transfer Agent

      Mellon Bank.......................................Custodian for the Fund

     The Company has a Board composed of nine Directors. The following lists the Directors and officers and their positions with the Company and their present and principal occupations during the past five years. Each Director who is an "interested person" of the Company (as defined in the 1940 Act) is indicated by an asterisk(*). Each of the Directors also serves as a Trustee of The Dreyfus/Laurel Funds Trust and The Dreyfus/Laurel Tax-Free Municipal Funds (collectively, with the Company, the "Dreyfus/Laurel Funds") and the Dreyfus High Yield Strategies Fund.

DIRECTORS OF THE COMPANY

o+JOSEPH S. DIMARTINO, Chairman of the Board of the Company. Since January 1995,
      Mr. DiMartino has served as Chairman of the Board for various funds in the Dreyfus Family of Funds. He is also a Director of The Noel Group, Inc., a venture capital company (for which from February 1995 until November 1997, he was Chairman of the Board), The Muscular Dystrophy Association, HealthPlan Services Corporation, a provider of marketing, administrative and risk management services to health and other benefit programs, Carlyle Industries, Inc. (formerly Belding Heminway Company, ) a button packager and distributor; Century Business Services, Inc. (formerly, International Alliance Services, Inc.), a provider of various outservicing functions for small and medium sized companies, and Career Blazers, Inc (formerly Staffing Resources) a temporary placement agency, Mr. DiMartino is also a Board member of 152 other funds in the Dreyfus Family of Funds. For more than five years prior to January 1995, he was President, a director and, until August 24, 1994, Chief Operating Officer of Dreyfus and Executive Vice President and a director of Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus. From August 1994 to December 31, 1994, he was a director of Mellon Bank Corporation. Age: 55 years old. Address:
      200 Park Avenue, New York, New York 10166.

o+JAMES  M.  FITZGIBBONS.  Director  of  the  Company;  Director,  Lumber Mutual
     Insurance Company;  Director,  Barrett  Resources,  Inc. Age: 64 years old.
     Address: 40 Norfolk Road,  Brookline,  Massachusetts  02167.

o*J. TOMLINSON
     FORT. Director of the Company; Partner, Reed, Smith, Shaw & McClay (law firm). Age: 70 years old. Address: 204 Woodcock Drive, Pittsburgh, Pennsylvania 15215.

o+ARTHUR  L.  GOESCHEL.  Director  of  the  Company;  Director,   Calgon  Carbon
     Corporation; Director, Cerex Corporation; former Chairman of the Board and Director, Rexene Corporation. Age: 77 years old. Address: Way Hallow Road and Woodland Road, Sewickley, Pennsylvania 15143.

o+KENNETH  A. HIMMEL.  Director  of  the  Company;  former  Director, The Boston
     Company, Inc. ("TBC") and Boston Safe Deposit and Trust Company; President and Chief Executive Officer, Himmel & Co., Inc.; Vice Chairman, Sutton

     Place Gourmet, Inc.; Managing Partner, Franklin Federal Partners. Age: 52 years old. Address: 625 Madison Avenue, New York, New York 10022.

o+STEPHEN  J.  LOCKWOOD.  Director  of  the  Company;  President  and  CEO,  LDG
     Management Company Inc.; CEO, LDG Reinsurance Underwriters, SRRF Management Inc. and Medical Reinsurance Underwriters Inc. Age: 51 years old. Address:
     401 Edgewater Place, Wakefield, Massachusetts 01880.

o+JOHN J. SCIULLO.  Director  of  the  Company;  Dean  Emeritus and Professor of
     Law, Duquesne University Law School; Director, Urban Redevelopment Authority of Pittsburgh; Member of Advisory Committee, Decedents Estates Laws of Pennsylvania. Age: 67 years old. Address: 321 Gross Street, Pittsburgh, Pennsylvania 15224.

o+ROSLYN  M. WATSON.  Director  of  the  Company;  Principal,  Watson  Ventures,
     Inc.; Director, American Express Centurion Bank; Director, Harvard/Pilgrim Community Health Plan, Inc.; Director, Massachusetts Electric Company;
     Director, the Hyams Foundation, Inc. Age: 49 years old. Address: 25 Braddock Park, Boston, Massachusetts 02116-5816.

o+BENAREE   PRATT    WILEY.   Director   of    the   Company;   President    and
     CEO of The Partnership, an organization dedicated to increasing the representation of African Americans in positions of leadership, influence and decision-making in Boston, MA; Trustee, Boston College; Trustee, WGBH Educational Foundation; Trustee, Children's Hospital; Director, The Greater Boston Chamber of Commerce; Director, The First Albany Companies, Inc.; from April 1995 to March 1998, Director, TBC, an affiliate of Dreyfus. Age:
     52  years  old.   Address:   334  Boylston   Street,   Suite  400,  Boston,
     Massachusetts.
 --------------------------------
*     "Interested person" of the Company, as defined in the 1940 Act.
o     Member of the Audit Committee.
+     Member of the Nominating Committee.

OFFICERS OF THE COMPANY

#MARGARET W. CHAMBERS.  Vice President and Secretary of the Company. Senior
      Vice President and General Counsel of Funds Distributor, Inc. From August 1996 to March 1998, she was Vice President and Assistant General Counsel for Loomis, Sayles & Company, L.P. From January 1986 to July 1996, she was an associate with the law firm of Ropes & Gray. Age: 39 years old.

#MARIEE.  CONNOLLY.  President  and Treasurer of the Company.  President,  Chief
      Executive Officer, Chief Compliance Officer and a director of the Distributor and Funds Distributor, Inc., the ultimate parent of which is Boston Institutional Group, Inc. Age: 41 years old.

#DOUGLAS  C. CONROY.  Vice  President and  Assistant  Secretary  of the Company.
     Assistant Vice President of Funds Distributor, Inc. From April 1993 to January 1995, he was a Senior Fund Accountant for Investors Bank & Trust Company. Age: 29 years old.

#CHRISTOPHER  J.  KELLEY.   Vice   President   and   Assistant  Secretary of the
     Company. Vice President and Senior Associate General Counsel of Funds Distributor, Inc. From April 1994 to July 1996, Mr. Kelley was Assistant Counsel at Forum Financial Group. From October 1992 to March 1994, Mr. Kelley was employed by Putnam Investments in legal and compliance capacities. Age: 34 years old.

#KATHLEEN  K.  MORRISEY.   Vice  President   and  Assistant  Secretary  of   the
     Company. Manager of Treasury Services Administration of Funds Distributor, Inc. From July 1994 to November 1995, she was a Fund Accountant for Investors Bank & Trust Company. Age: 26 years old.

#MARY  A.  NELSON.   Vice  President  and   Assistant  Treasurer of the Company.
     Vice President of the Distributor and Funds Distributor, Inc. From September 1989 to July 1994, she was an Assistant Vice President and Client Manager for TBC. Age: 34 years old.

#MICHAEL  S.  PETRUCELLI.  Vice  President,  Assistant  Treasurer  and Assistant
     Secretary of the Company. Senior Vice President and director of Strategic Client Initiatives of Funds Distributor, Inc. From December 1989 through November, 1996, he was employed by GE Investment Services where he held various financial, business development and compliance positions. He also served as Treasurer of the GE Funds and as Director of GE Investment Services. Age: 37 years old.

#STEPHANIE  PIERCE.  Vice   President,   Assistant   Treasurer   and   Assistant
     Secretary of the Company. Vice President and Client Development Manager of Funds Distributor, Inc. From April 1997 to March 1998, she was employed as a Relationship Manager with Citibank, N.A. From August 1995 to April 1997, she was an Assistant Vice President with Hudson Valley Bank, and from September 1990 to August 1995, she was a Second Vice President with Chase Manhattan Bank. Age: 30 years old.

#GEORGE  A. RIO.   Vice   President  and   Assistant  Treasurer  of the Company.
     Executive Vice President and Client Service Director of Funds Distributor, Inc. From June 1995 to March 1998, he was Senior Vice President and Senior Key Account Manager for Putnam Mutual Funds. From May 1994 to June 1995, he was Director of Business Development for First Data Corporation. From September 1983 to May 1994, he was Senior Vice President and Manager of Client Services and Director of Internal Audit at TBC. Age: 44 years old.

#JOSEPH  F.  TOWER,  III.   Vice   President  and  Assistant  Treasurer  of  the
     Company. Senior Vice President, Treasurer, Chief Financial Officer and a Director of the Distributor and Funds Distributor, Inc. From 1988 to August 1994, he was employed by TBC where he held various management positions in the Corporate Finance and Treasury areas. Age: 37 years old.

#ELBA  VASQUEZ.   Vice   President   and  Assistant  Secretary  of  the Company.
     Assistant Vice President of Funds Distributor, Inc. From March 1990 to May 1996, she was employed by U.S. Trust Company of New York, where she held various sales and marketing positions. Age: 37 years old.
--------------------------------
# Officer also serves as an officer for other investment companies advised by Dreyfus, including The Dreyfus/Laurel Funds Trust and The Dreyfus/Laurel Tax-Free Municipal Funds.

      The address of each officer of the Company is 200 Park Avenue, New York, New York 10166.

      No officer or employee of the Distributor (or of any parent, subsidiary or affiliate thereof) receives any compensation from the Company for serving as an officer or Director of the Company. In addition, no officer or employee of Dreyfus (or of any parent, subsidiary or affiliate thereof) serves as an officer or Director of the Company. Effective July 1, 1998, the Dreyfus/Laurel Funds pay each Director/Trustee who is not an "interested person" of the Company (as defined in the 1940 Act) $40,000 per annum, plus $5,000 per joint Dreyfus/Laurel Funds Board meeting attended, $2,000 for separate committee meetings attended which are not held in conjunction with a regularly scheduled Board meeting and $500 for Board meetings and separate committee meetings attended that are conducted by telephone. The Dreyfus/Laurel Funds also reimburse each Director/Trustee who is not an "interested person" of the Company (as defined in the 1940 Act) for travel and out-of-pocket expenses. The Chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts). In the event that there is a joint committee meeting of the Dreyfus/Laurel Funds and the Dreyfus High Yield Strategies Fund, the $2,000 fee will be allocated between the Dreyfus/Laurel Funds and the Dreyfus High Yield Strategies Fund. The compensation structure described in this paragraph is referred to hereinafter as the "Current Compensation Structure."

      In addition, the Company currently has three Emeritus Board members who are entitled to receive an annual retainer and a per meeting fee of one-half the amount paid to them as Board members pursuant to the Current Compensation Structure.

      Prior to July 1, 1998, the Dreyfus/Laurel Funds paid each Director/Trustee who was not an "interested person" of the Company (as defined in the 1940 Act) $27,000 per annum (and an additional $25,000 for the Chairman of the Board of Directors/Trustees of the Dreyfus/Laurel Funds) and $1,000 per joint Dreyfus/Laurel Funds Board meeting attended, plus $750 per joint Dreyfus/Laurel Funds Audit Committee meeting attended, and reimbursed each such Director/Trustee for travel and out-of-pocket expenses (the "Former Compensation Structure").

      The aggregate amount of fees and expenses received by each current Director from the Company for the fiscal year ended October 31, 1998, and from all other funds in the Dreyfus Family of Funds for which such person is a Board member for the year ended December 31, 1998, pursuant to the Former Compensation Structure for the period from November 1, 1997 through June 30, 1998 and the Current Compensation Structure for the period from July 1, 1998 through October 31, 1998, were as follows:

                                                       Total Compensation
                         Aggregate                     From the Company
Name of Board            Compensation                  and Fund Complex
MEMBER                   FROM THE COMPANY#             PAID TO BOARD MEMBER****

Joseph S. DiMartino*

James M. Fitzgibbons

J. Tomlinson Fort**           none                                none

Arthur L. Goeschel

Kenneth A. Himmel

Stephen J. Lockwood

John J. Sciullo

Roslyn M. Watson

Benaree Pratt Wiley***
----------------------------
# Amounts required to be paid by the Company directly to the non-interested Directors, that would be applied to offset a portion of the management fee payable to Dreyfus,are in fact paid directly by Dreyfus to the non-interested Directors. Amount does not include reimbursed expenses for attending Board meetings, which amounted to $[ ] for the Company.
* Mr. DiMartino became Chairman of the Board of the Dreyfus/Laurel Funds on January 1, 1999.
** J.Tomlinson Fort is paid directly by Dreyfus for serving as a Board member of the Company and the funds in the Dreyfus/Laurel Funds and separately by the Dreyfus High Yield Strategies Fund. For the fiscal year ended October 31, 1998, the aggregate amount of fees and expenses received by J. Tomlinson Fort from Dreyfus for serving as a Board member of the Company was ______________. For the year ended December 31, 1998, the aggregate amount of fees and expenses received by Mr. Fort for serving as a Board member of all funds in the Dreyfus/Laurel Funds (including the Company) and Dreyfus High Yield Strategies Fund (for which payment is made directly by the fund) was ______________________. In addition, Dreyfus reimbursed Mr.
     Fort a total of $__________________ for expenses attributable to the Company's Board meetings which is not included in the $__________________ amount in note # above.
*** Payments to Ms. Wiley were for the period from April 23, 1998 (the date she was elected as a Board member) through October 31, 1998.
****The Dreyfus Family of Funds consists of ___ mutual funds.

      The officers and Directors of the Company as a group owned beneficially less than 1% of the total shares of the Fund outstanding as of November __, 1998.

     PRINCIPAL   SHAREHOLDERS.   As  of  January   31,   1999,   the   following
shareholder(s) owned of record 5% or more of Class A, Class B, Class C or Class R of the Fund: _________.


                            MANAGEMENT ARRANGEMENTS

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTIONS IN THE FUND'S PROSPECTUS ENTITLED "EXPENSES" AND "MANAGEMENT."

      Dreyfus is a wholly-owned subsidiary of Mellon Bank Corporation ("Mellon"). Mellon is a publicly owned multibank holding company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets. Mellon is among the 25 largest bank holding companies in the United States based on total assets.

      MANAGEMENT AGREEMENT. Dreyfus serves as the investment manager for the Fund pursuant to an Investment Management Agreement with the Company dated April 4, 1994 (the "Management Agreement"), transferred to Dreyfus as of October 17, 1994, subject to the overall authority of the Company's Board of Directors in accordance with Maryland law. Pursuant to the Management Agreement, Dreyfus provides, or arranges for one or more third parties to provide, investment advisory, administrative, custody, fund accounting and transfer agency services to the Fund. As investment manager, Dreyfus manages the Fund by making investment decisions based on the Fund's investment objective, policies and restrictions. The Management Agreement is subject to review and approval at least annually by the Board of Directors.

      The Management Agreement will continue from year to year provided that a majority of the Directors who are not "interested persons" of the Company and either a majority of all Directors or a majority (as defined in the 1940 Act) of the shareholders of the Fund approve its continuance. The Management Agreement was last approved by the Board of Directors on ______________, 1999 to continue until ________________, 2000. The Company may terminate the Management Agreement upon the vote of a majority of the Board of Directors or upon the vote of a majority of the Fund's outstanding voting securities on 60 days' written notice to Dreyfus. Dreyfus may terminate the Management Agreement upon 60 days' written notice to the Company. The Management Agreement will terminate immediately and automatically upon its assignment.

     The following persons are officers and/or directors of Dreyfus: W. Keith Smith, Chairman of the Board; Christopher M. Condron, President, Chief Executive Officer, Chief Operating Officer and a director; Stephen E. Canter, Vice Chairman, Chief Investment Officer and a director; Lawrence S. Kash, Vice Chairman-Distribution and a director; Ronald P. O'Hanley III, Vice Chairman; J.

David Officer, Vice Chairman and a director; William T. Sandalls, Jr., Executive Vice President; Mark N. Jacobs, Vice President, General Counsel and Secretary; Patrice M. Kozlowski, Vice President-Corporate Communications; Mary Beth Leibig, Vice President-Human Resources; Andrew S. Wasser, Vice-President-Information Systems; Theodore A. Schachar, Vice President; Wendy Strutt, Vice President; Richard Terres, Vice President; William H. Maresca, Controller; James Bitetto, Assistant Secretary; Steven F. Newman, Assistant Secretary; and Mandell L. Berman, Burton C. Borgelt, Frank V. Cahouet and Richard F. Syron, directors.

     EXPENSES. Under the Management Agreement, the Fund has agreed to pay Dreyfus a monthly fee at the annual rate of 1.25% of the value of the Fund's average daily net assets. Dreyfus pays all of the Fund's expenses, except brokerage fees, taxes, interest, fees and expenses of the non-interested directors (including counsel fees), Rule 12b-1 fees (if applicable) and extraordinary expenses. Although Dreyfus does not pay for the fees and expenses of the non-interested Directors (including counsel fees), Dreyfus is contractually required to reduce its investment management fee by an amount equal to the Fund's allocable share of such fees and expenses. From time to time, Dreyfus may voluntarily waive a portion of the investment management fees payable by the Fund, which would have the effect of lowering the expense ratio of the Fund and increasing return to investors. Expenses attributable to the Fund are charged against the Fund's assets; other expenses of the Company are allocated among its funds on the basis determined by the Board, including, but not limited to, proportionately in relation to the net assets of each fund.

      For the last three years, the Fund had the following expenses:

                                          For the Fiscal Year Ended October 31,
                                          1998        1997        1996

Management fees                           $____       $2,337,782  $1,035,858


      THE DISTRIBUTOR. Premier Mutual Fund Services, Inc. (the "Distributor"), located at 60 State Street, Boston, Massachusetts 02109, serves as the Fund's distributor on a best efforts basis pursuant to an agreement which is renewable annually. Dreyfus may pay the Distributor for shareholder services from Dreyfus' own assets, including past profits but not including the management fee paid by the Fund. The Distributor may use part or all of such payments to pay certain banks, securities brokers or dealers and other financial institutions ("Agents") for these services. The Distributor also acts as sub-administrator for the Fund and as distributor for the other funds in the Dreyfus Family of Funds.


                              PURCHASE OF SHARES

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTIONS IN THE FUND'S PROSPECTUS ENTITLED "ACCOUNT POLICIES," "SERVICES FOR FUND INVESTORS," "INSTRUCTIONS FOR REGULAR ACCOUNTS," AND "INSTRUCTIONS FOR IRAS."

      GENERAL. When purchasing Fund shares, you must specify which Class is being purchased. The decision as to which Class of shares is most beneficial to you depends on the amount and the intended length of your investment. You should consider whether, during the anticipated life of your investment in the Fund, the accumulated distribution fee, service fee and CDSC, if any, on Class B shares or Class C shares would be less than the accumulated distribution fee and initial sales charge on Class A shares purchased at the same time, and to what extent, if any, such differential would be offset by the return on Class A shares. Additionally, investors qualifying for reduced initial sales charges who expect to maintain their investment for an extended period of time might consider purchasing Class A shares because the accumulated continuing distribution and service fees on Class B or Class C shares may exceed the accumulated distribution fee and initial sales charge on Class A shares during the life of the investment. Finally, you should consider the effect of the CDSC period and any conversion rights of the Classes in the context of your own investment time frame. For example, while Class C shares have a shorter CDSC period than Class B shares, Class C shares do not have a conversion feature and, therefore, are subject to ongoing distribution and service fees. Thus, Class B shares may be more attractive than Class C shares to investors with longer term investment outlooks. Generally, Class A shares may be more appropriate for investors who invest $1,000,000 or more in Fund shares, but will not be appropriate for investors who invest less than $50,000 in Fund shares. The Fund reserves the right to reject any purchase order.

      Class A shares, Class B shares and Class C shares may be purchased only by clients of Agents, except that full-time or part-time employees of Dreyfus or any of its affiliates or subsidiaries, directors of Dreyfus, Board members of a fund advised by Dreyfus, including members of the Company's Board, or the spouse or minor child of any of the foregoing may purchase Class A shares directly through the Distributor. Subsequent purchases may be sent directly to the Transfer Agent or your Agent.

      Class R shares are sold primarily to bank trust departments (including Mellon Bank and its affiliates) acting on behalf of customers having a qualified trust or investment account or relationship at such institution, or to customers who have received and hold shares of the Fund distributed to them by virtue of such an account or relationship. In addition, holders of Restricted shares of the Fund as of January 15, 1998 may continue to purchase Class R shares of the Fund whether or not they would otherwise be eligible to do so. Class R shares may be purchased for a retirement plan only by a custodian, trustee, investment manager or other entity authorized to act on behalf of such a plan. Institutions effecting transactions in Class R shares for the accounts of their clients may charge their clients direct fees in connection with such transactions.

      The minimum initial investment is $1,000. Subsequent investments must be at least $100. The minimum initial investment is $750 for Dreyfus-sponsored Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non working spouse, Roth IRAs, SEP-IRAs and rollover IRAs) and 403(b)(7) Plans with only one participant and $500 for Dreyfus-sponsored Education IRAs, with no minimum on subsequent purchases. The initial investment must be accompanied by the Fund's Account Application. The Fund reserves the right to offer Fund shares without regard to minimum purchase requirements to employees participating in certain qualified or non-qualified employee benefit plans or other programs where contributions or account information can be transmitted in a manner and form acceptable to the Fund. The Fund reserves the right to vary further the initial and subsequent investment minimum requirements at any time.

      The Internal Revenue Code of 1986, as amended (the "Code") imposes various limitations on the amount that may be contributed annually to certain qualified or non-qualified employee benefit plans or other programs, including pension, profit-sharing and other deferred compensation plans, whether established by corporations, partnerships, non-profit entities or state and local governments ("Retirement Plans"). These limitations apply with respect to participants at the plan level and, therefore, do not directly affect the amount that may be invested in the Fund by a Retirement Plan. Participants and plan sponsors should consult their tax advisers for details.

      Fund shares are sold on a continuous basis. NAV per share is determined as of the close of trading on the floor of the New York Stock Exchange ("NYSE") (currently 4:00 p.m., New York time), on each day the NYSE is open for business. For purposes of determining NAV, options and futures contracts will be valued 15 minutes after the close of trading on the floor of the NYSE. NAV per share of each class is computed by dividing the value of the Fund's net assets represented by such class (i.e., the value of its assets less liabilities) by the total number of shares of such class outstanding. For further information regarding the methods employed in valuing the Fund's investments, see "Determination of Net Asset Value".

      If an order is received in proper form by the Transfer Agent or other entity authorized to receive orders on behalf of the Fund by the close of trading on the floor of the NYSE (currently 4:00 p.m., New York time) on a business day, Fund shares will be purchased at the public offering price determined as of the close of trading on the floor of the NYSE on that day. Otherwise, Fund shares will be purchased at the public offering price determined as of the close of trading on the floor of the NYSE on the next business day, except where shares are purchased through a dealer as provided below.

      Orders for the purchase of Fund shares received by dealers by the close of trading on the floor of the NYSE on any business day and transmitted to the Distributor or its designee by the close of its business day (normally 5:15 p.m., New York time) will be based on the public offering price per share determined as of the close of trading on the floor of the NYSE on that day. Otherwise, the orders will be based on the next determined NAV. It is the dealers' responsibility to transmit orders so that they will be received by the Distributor or its designee before the close of its business day. For certain institutions that have entered into agreements with the Distributor, payment for the purchase of Fund shares may be transmitted, and must be received by the Transfer Agent, within three business days after the order is placed. If such payment is not received within three business days after the order is placed, the order may be canceled and the institution could be held liable for resulting fees and/or losses.

      Agents may receive different levels of compensation for selling different Classes of shares. Management understands that some Agents may impose certain conditions on their clients which are different from those described in the

Fund's Prospectus, and, to the extent permitted by applicable regulatory authority, may charge their clients direct fees which would be in addition to any amounts which might be received under the Distribution and Service Plans. Each Agent has agreed to transmit to its clients a schedule of such fees. You should consult your Agent in this regard.

      The Distributor may pay dealers a fee of up to 0.5% of the amount invested through such dealers in Fund shares by employees participating in qualified or non-qualified employee benefit plans or other programs where (i) the employers or affiliated employers maintaining such plans or programs have a minimum of 250 employees eligible for participation in such plans or programs or (ii) such plan's or program's aggregate investment in the Dreyfus Family of Funds or certain other products made available by the Distributor to such plans or programs exceeds $1,000,000 ("Eligible Benefit Plans"). Shares of funds in the Dreyfus Family of Funds then held by Eligible Benefit Plans will be aggregated to determine the fee payable. The Distributor reserves the right to cease paying these fees at any time. The Distributor will pay such fees from its own funds, other than amounts received from the Fund, including past profits or any other source available to it.

      Federal regulations require that you provide a certified taxpayer identification number ("TIN") upon opening or reopening an account. See the Fund's Account Application for further information concerning this requirement. Failure to furnish a certified TIN to the Fund could subject you to a $50 penalty imposed by the Internal Revenue Service.

      CLASS A SHARES. The public offering price for Class A shares is the NAV per share of that Class, plus, except for shareholders owning Class A shares of the Fund on November 30, 1996, a sales load as shown below:

                                 Total Sales Load as a % Dealers' Reallowance
AMOUNT OF TRANSACTION            OF OFFERING PRICE PER   AS A % OF OFFERING
                                 SHARE                   PRICE
Less than $50,000.............            5.75                    5.00
$50,000 to less than $100,000.            4.50                    3.75
$100,000 to less than $250,000            3.50                    2.75
$250,000 to less than $500,000            2.50                    2.25
$500,000 to less than $1,000,000          2.00                    1.75
$1,000,000 or more............              0                       0

     For shareholders who opened Fund accounts after December 19, 1994, but who beneficially owned Class A shares on November 30, 1996, the public offering price for Class A shares is the NAV per share of that Class plus a sales load as shown below:

                                 Total Sales Load as a % Dealers' Reallowance
AMOUNT OF TRANSACTION            OF OFFERING PRICE PER   AS A % OF OFFERING
                                 SHARE                   PRICE
Less than $50,000...............          4.50                    4.25
$50,000 to less than $100,000.            4.00                    3.75
$100,000 to less than $250,000            3.00                    2.75
$250,000 to less than $500,000            2.50                    2.25
$500,000 to less than $1,000,000          2.00                    1.75
$1,000,000 or more..............             0                       0

     SALES LOADS -- CLASS A. The scale of sales loads applies to purchases of Class A shares made by any "purchaser," which term includes an individual and/or spouse purchasing securities for his, her or their own account or for the account of any minor children, or a trustee or other fiduciary purchasing securities for a single trust estate or a single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Internal Revenue Code of 1986, as amended (the "Code")) although more than one beneficiary is involved; or a group of accounts established by or on behalf of the employees of an employer or affiliated employers pursuant to an employee benefit plan or other program (including accounts established pursuant to Sections 403(b), 408(k) and 457 of the Code); or an organized group which has been in existence for more than six months, provided that it is not organized for the purpose of buying redeemable securities of a registered investment company and provided that the purchases are made through a central administration or a single dealer, or by other means which result in economy of sales effort or expense.

     Set forth below is an example of the method of computing the offering price of the Fund's Class A shares. The example assumes a purchase of Class A shares of the Fund aggregating less than $50,000 subject to the schedule of sales charges set forth in the Fund's Prospectus at a price based upon the NAV of a Class A share at the close of business on October 31, 1998:

 ......NAV per share                                               $_____

 ......Per Share Sales Charge - 5.75%* of offering price
 ......  (6.10% of NAV per share)                                  $_____

 ......Per Share Offering Price to Public                          $_____

------------------------------------------

* Class A shares purchased by shareholders beneficially owning Class A shares on November 30, 1996, but who opened their accounts after December 19, 1994, are subject to a different sales load schedule as described above.

      Holders of Class A accounts of the Fund as of December 19, 1994 may continue to purchase Class A shares of the Fund at NAV. However, investments by such holders in other funds advised by Dreyfus will be subject to any applicable front-end sales load.

      There is no initial sale charge on purchases of $1,000,000 or more of Class A shares. However, if you purchase Class A shares without an initial sales charge as part of an investment of at least $1,000,000 and redeem all or a portion of those shares within one year of purchase, a contingent deferred sales charge ("CDSC") of 1.00% will be assessed at the time of redemption. The Distributor may pay Agents an amount up to 1% of the NAV of Class A shares purchased by their clients that are subject to a CDSC. The terms contained below under "Redemption of Shares - Contingent Deferred Sales Charge - Class B Shares" (other than the amount of the CDSC and time periods) and "Redemption of Shares - Waiver of CDSC" are applicable to the Class A shares subject to a CDSC. Letter of Intent and Right of Accumulation apply to such purchases of Class A shares.

      Full-time employees of NASD member firms and full-time employees of other financial institutions which have entered into an agreement with the Distributor pertaining to the sale of Fund shares (or which otherwise have a brokerage related or clearing arrangement with an NASD member firm or financial institution with respect to sales of Fund shares) may purchase Class A shares for themselves directly or pursuant to an employee benefit plan or other program, or for their spouses or minor children at NAV, provided that they have furnished the Distributor with such information as it may request from time to time in order to verify eligibility for this privilege. This privilege also applies to full-time employees of financial institutions affiliated with NASD member firms whose full-time employees are eligible to purchase Class A shares at NAV. In addition, Class A shares are offered at NAV to full-time or part-time employees of Dreyfus or any of its affiliates or subsidiaries, directors of Dreyfus, Board members of a fund advised by Dreyfus, including members of the Company's Board, or the spouse or minor child of any of the foregoing.

      Class A shares are offered at NAV without a sales load to employees participating in Eligible Benefit Plans. Class A shares also may be purchased (including by exchange) at NAV without a sales load for Dreyfus-sponsored IRA "Rollover Accounts" with the distribution proceeds from a qualified retirement plan or a Dreyfus-sponsored 403(b)(7) plan, provided that, at the time of such distribution, such qualified retirement plan or Dreyfus-sponsored 403(b)(7) plan
(a) met the requirements of an Eligible Benefit Plan and all or a portion of such plan's assets were invested in funds in the Dreyfus Premier Family of Funds or the Dreyfus Family of Funds or certain other products made available by the Distributor to such plans, or (b) invested all of its assets in certain funds in the Dreyfus Premier Family of Funds or the Dreyfus Family of Funds or certain other products made available by the Distributor to such plans.

      Class A shares may be purchased at NAV through certain broker-dealers and other financial institutions which have entered into an agreement with the Distributor, which includes a requirement that such shares be sold for the benefit of clients participating in a "wrap account" or a similar program under which such clients pay a fee to such broker-dealer or other financial institution.

      Class A shares also may be purchased at NAV, subject to appropriate documentation, through a broker-dealer or other financial institution with the proceeds from the redemption of shares of a registered open-end management investment company not managed by Dreyfus or its affiliates. The purchase of Class A shares of the Fund must be made within 60 days of such redemption and the shareholder must have either (i) paid an initial sales charge or a CDSC or
(ii) been obligated to pay at any time during the holding period, but did not actually pay on redemption, a deferred sales charge with respect to such redeemed shares.

      Class A shares also may be purchased at NAV, subject to appropriate documentation, by (i) qualified separate accounts maintained by an insurance company pursuant to the laws of any State or territory of the United States,
(ii) a State, county or city or instrumentality thereof, (iii) a charitable organization (as defined in Section 501(c)(3) of the Code) investing $50,000 or more in Fund shares, and (iv) a charitable remainder trust (as defined in Section 501(c)(3) of the Code).

      The dealer reallowance may be changed from time to time but will remain the same for all dealers. The Distributor, at its own expense, may provide additional promotional incentives to dealers that sell shares of funds advised by Dreyfus which are sold with a sales load, such as Class A shares. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of such shares. Dealers receive a larger percentage of the sales load from the Distributor than they receive for selling most other funds.

      CLASS B SHARES. The public offering price for Class B shares is the NAV per share of that Class. No initial sales charge is imposed at the time of purchase. A CDSC is imposed, however, on certain redemptions of Class B shares as described in the Fund's Prospectus. The Distributor compensates certain Agents for selling Class B shares at the time of purchase from the Distributor's own assets. The proceeds of the CDSC and the distribution fee, in part, are used to defray these expenses.

      Approximately six years after the date of purchase, Class B shares automatically will convert to Class A shares, based on the relative NAVs for shares of each such Class. Class B shares that have been acquired through the reinvestment of dividends and distributions will be converted on a pro rata basis together with other Class B shares, in the proportion that a shareholder's Class B shares converting to Class A shares bears to the total Class B shares not acquired through the reinvestment of dividends and distributions.

      CLASS C SHARES. The public offering price for Class C shares is the NAV per share of that Class. No initial sales charge is imposed at the time of purchase. A CDSC is imposed, however, on redemptions of Class C shares made within the first year of purchase. See "Class B Shares" above and "How to Redeem Shares."

     CLASS R SHARES. The public offering for Class R shares is the NAV per share of that Class.

      RIGHT OF ACCUMULATION--CLASS A SHARES. Reduced sales loads apply to any purchase of Class A shares, shares of other funds in the Dreyfus Premier Family of Funds, shares of certain other funds advised by Dreyfus which are sold with a sales load and shares acquired by a previous exchange of such shares
(hereinafter   referred  to  as  "Eligible  Funds"),  by  you  and  any  related

"purchaser" as defined above, where the aggregate investment, including such purchase, is $50,000 or more. If, for example, you previously purchased and still hold Class A shares of the Fund, or shares of any other Eligible Fund or combination thereof, with an aggregate current market value of $40,000 and subsequently purchase Class A shares of the Fund or shares of an Eligible Fund having a current value of $20,000, the sales load applicable to the subsequent purchase would be reduced to 4.5% of the offering price. All present holdings of Eligible Funds may be combined to determine the current offering price of the aggregate investment in ascertaining the sales load applicable to each subsequent purchase. Class A shares purchased by shareholders beneficially owning Fund shares on November 30, 1996, but who opened their Fund accounts after December 19, 1994, are subject to a different sales loan structure, as described above.

      To qualify for reduced sales loads, at the time of purchase you or your Agent must notify the Distributor if orders are made by wire, or the transfer Agent if orders are made by mail. The reduced sales load is subject to confirmation of your holdings through a check of appropriate records.

      TELETRANSFER PRIVILEGE. You may purchase Fund shares by telephone through the TELETRANSFER Privilege if you have checked the appropriate box and supplied the necessary information on the Account Application or have filed a Shareholder Services Form with the Transfer Agent. The proceeds will be transferred between the bank account designated in one of these documents and your Fund account.
Only a bank account maintained in a domestic financial institution that is an Automated Clearing House ("ACH") member may be so designated. TELETRANSFER purchase orders may be made at the Transfer Agent any time. Purchase orders received by 4:00 p.m., New York time, on any business day that the Transfer Agent and the NYSE are open for business will be credited to the shareholder's Fund account on the next bank business day following such purchase order. Purchase orders made after 4:00 p.m., New York time, on any business day the Transfer Agent and the NYSE are open for business, or orders made on Saturday, Sunday or any Fund holiday (e.g., when the NYSE is not open for business), will be credited to the shareholder's Fund account on the second bank business day following such purchase order. To qualify to use the TELETRANSFER Privilege, the initial payment for purchase of Fund shares must be drawn on, and redemption proceeds paid to, the same bank and account as are designated on the Account Application or Shareholder Services Form on file. If the proceeds of a particular redemption are to be wired to an account at any other bank, the request must be in writing and signature-guaranteed. See "Redemption of Shares - TELETRANSFER Privilege." The Fund may modify or terminate this Privilege at any time or charge a service fee upon notice to shareholders. No such fee currently is contemplated.

      REOPENING AN ACCOUNT. An investor may reopen an account with a minimum investment of $100 without filing a new Account Application during the calendar year the account is closed or during the following calendar year, provided the information on the old Account Application is still applicable.

      IN-KIND PURCHASES. If the following conditions are satisfied, the Fund may at its discretion, permit the purchase of shares through an "in-kind" exchange of securities. Any securities exchanged must meet the investment objective, policies and limitations of the Fund, must have a readily ascertainable market value, must be liquid and must not be subject to restrictions on resale. The market value of any securities exchanged, plus any cash, must be at least equal to $25,000. Shares purchased in exchange for securities generally cannot be redeemed for fifteen days following the exchange in order to allow time for the transfer to settle.

      The basis of the exchange will depend upon the relative NAVs of the shares purchased and securities exchanged. Securities accepted by the Fund will be valued in the same manner as the Fund values its assets. Any interest earned on the securities following their delivery to the Fund and prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities become the property of the Fund, along with the securities. For further information about "in-kind" purchases, call 1-800-645-6561.

     SHARE CERTIFICATES. Share certificates are issued upon written request only. No certificates are issued for fractional shares.

                         DISTRIBUTION AND SERVICE PLANS

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION IN THE FUND'S PROSPECTUS ENTITLED "YOUR INVESTMENT."

      Class A, Class B and Class C shares are subject to annual fees for distribution and shareholder services.

      The SEC has adopted Rule 12b-1 under the 1940 Act (the "Rule") regulating the circumstances under which investment companies such as the Company may, directly or indirectly, bear the expenses of distributing their shares. The Rule defines distribution expenses to include expenditures for "any activity which is primarily intended to result in the sale of fund shares." The Rule, among other things, provides that an investment company may bear such expenses only pursuant to a plan adopted in accordance with the Rule.

      DISTRIBUTION PLAN--CLASS A SHARES. The Company has adopted a Distribution Plan pursuant to the Rule with respect to the Class A shares of the Fund ("Class A Plan"), whereby Class A shares of the Fund may spend annually up to 0.25% of the average of its net assets to compensate Dreyfus Service Corporation, an affiliate of Dreyfus, for shareholder servicing activities and the Distributor for shareholder servicing activities and expenses primarily intended to result in the sale of Class A shares of the Fund. The Class A Plan allows the Distributor to make payments from the Rule 12b-1 fees it collects from the Fund to compensate Agents that have entered into Selling Agreements ("Agreements") with the Distributor. Under the Agreements, the Agents are obligated to provide distribution related services with regard to the Fund and/or shareholder services to the Agent's clients that own Class A shares of the Fund.

      The Class A Plan provides that a report of the amounts expended under the Class A Plan, and the purposes for which such expenditures were incurred, must be made to the Company's Directors for their review at least quarterly. In addition, the Class A Plan provides that it may not be amended to increase materially the costs which the Fund may bear for distribution pursuant to the Class A Plan without approval of the Fund's shareholders, and that other material amendments of the Class A Plan must be approved by the vote of a majority of the Directors and of the Directors who are not "interested persons" (as defined in the 1940 Act) of the Company and who do not have any direct or indirect financial interest in the operation of the Class A Plan, cast in person at a meeting called for the purpose of considering such amendments. The Class A Plan is subject to annual approval by the entire Board of Directors and by the Directors who are neither interested persons nor have any direct or indirect financial interest in the operation of the Class A Plan, by vote cast in person at a meeting called for the purpose of voting on the Class A Plan. The Class A Plan was so approved by the Directors at a meeting held on _________________ . The Class A Plan is terminable, as to the Fund's Class A shares, at any time by vote of a majority of the Directors who are not interested persons and have no direct or indirect financial interest in the operation of the Class A Plan or by vote of the holders of a majority of the outstanding shares of such class of the Fund.

      DISTRIBUTION AND SERVICE PLANS -- CLASS B AND CLASS C SHARES. In addition to the above described current Class A Plan for Class A shares, the Board of Directors has adopted a Service Plan (the "Service Plan") under the Rule for Class B and Class C shares, pursuant to which the Fund pays the Distributor and Dreyfus Service Corporation a fee at the annual rate of 0.25% of the value of the average daily net assets of Class B and Class C shares for the provision of certain services to the holders of Class B and Class C shares. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and providing services related to the maintenance of such shareholder accounts. With regard to such services, each Agent is required to disclose to its clients any compensation payable to it by the Fund and any other compensation payable by its clients in connection with the investment of their assets in Class B and Class C shares. The Distributor may pay one or more Agents in respect of services for these Classes of shares. The Distributor determines the amounts, if any, to be paid to Agents under the Service Plan and the basis on which such payments are made. The Company's Board of Directors has also adopted a Distribution Plan pursuant to the Rule with respect to Class B and Class C shares (the "Distribution Plan") pursuant to which the Fund pays the Distributor for distributing the Fund's Class B and Class C shares at an aggregate annual rate of 0.75% of the value of the average daily net assets of Class B and Class C shares. The Company's Board of Directors believes that there is a reasonable likelihood that the Distribution and Service Plans (the "Plans") will benefit the Fund and the holders of Class B shares and Class C shares.

      A quarterly report of the amounts expended under each Plan, and the purposes for which such expenditures were incurred, must be made to the Directors for their review. In addition, each Plan provides that it may not be amended to increase materially the cost which holders of Class B or Class C shares may bear pursuant to the Plan without the approval of the holders of such Classes and that other material amendments of the Plan must be approved by the Board of Directors and by the Directors who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Plan or in any agreements entered into in connection with the Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. Each Plan is subject to annual approval by such vote of the Directors cast in person at a meeting called for the purpose of voting on the Plan. Each Plan was so approved by the Directors at a meeting held on . Each Plan may be terminated at any time by vote of a majority of the Directors who are not interested persons and have no direct or indirect financial interest in the operation of the Plan or in any agreements entered into in connection with the Plan or by vote of the holders of a majority of Class B shares and Class C shares.

      An Agent entitled to receive compensation for selling and servicing the Fund's shares may receive different compensation with respect to one Class of shares over another. Potential investors should read this Statement of Additional Information in light of the terms governing Agreements with their Agents. The fees payable under the Distribution and Service Plans are payable without regard to actual expenses incurred. The Fund and the Distributor may suspend or reduce payments under the Distribution and Service Plans at any time, and payments are subject to the continuation of the Fund's Plans and the Agreements described above. From time to time, the Agents, the Distributor and the Fund may voluntarily agree to reduce the maximum fees payable under the Plans.

      For the fiscal year ended October 31, 1998, the Fund paid the Distributor and Dreyfus Service Corporation $____ and $______, respectively, pursuant to the Class A Plan. For the fiscal year ended October 31, 1998, the Fund paid the Distributor $______ and $______, pursuant to the Plan with respect to Class B shares and Class C shares, respectively, and paid the Distributor and Dreyfus Service Corporation $ and $ , respectively, pursuant to the Service Plan with respect to Class B shares and $ and $ respectively, pursuant to the Service Plan with respect to Class C shares.


                             REDEMPTION OF SHARES

      The following information supplements and should be read in conjunction with the section in the Fund's Prospectus entitled "Account Policies," "Services For Fund Investors," "Instructions for Regular Accounts" and "Instructions for IRAs."

      GENERAL. If you hold Fund shares of more than one Class, any request for redemption must specify the Class of shares being redeemed. If you fail to specify the Class of shares to be redeemed or if you own fewer shares of the Class than specified to be redeemed, the redemption request may be delayed until the Transfer Agent receives further instructions from you or your Agent.

      The Fund imposes no charges (other than any applicable CDSC) when shares are redeemed. Agents may charge their clients a nominal fee for effecting redemptions of Fund shares. Any certificates representing Fund shares being redeemed must be submitted with the redemption request. The value of the shares redeemed may be more or less than their original cost, depending upon the Fund's then-current NAV.

      PROCEDURES. You may redeem Fund shares by using the regular redemption procedure through the Transfer Agent, or, if you have checked the appropriate box and supplied the necessary information on the Account Application or have filed a Shareholder Services Form with the Transfer Agent, through the TELETRANSFER Privilege. If you are a client of a Selected Dealer, you may redeem shares through the Selected Dealer. Other redemption procedures may be in effect for clients of certain Agents and institutions. The Fund makes available to certain large institutions the ability to issue redemption instructions through compatible computer facilities. The Fund reserves the right to refuse any request made by telephone, including requests made shortly after a change of address, and may limit the amount involved or the number of such requests. The Fund may modify or terminate any redemption privilege at any time or charge a service fee upon notice to shareholders. No such fee currently is contemplated. Shares held under Keogh Plans, IRAs, or other retirement plans, and shares for which certificates have been issued, are not eligible for the TELETRANSFER Privilege.

      You may redeem Fund shares by telephone if you have checked the appropriate box on the Account Application or have filed a Shareholder Services Form with the Transfer Agent. If you select the TeleTransfer redemption privilege or telephone exchange privilege, which is granted automatically unless you refuse it, you authorize the Transfer Agent to act on telephone instructions (including over The Dreyfus Touch(R) automated telephone system) froM any person representing himself or herself to be you, or a representative of your Agent, and reasonably believed by the Transfer Agent to be genuine. The Fund will require the Transfer Agent to employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine and, if it does not follow such procedures, the Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions. Neither the Fund nor the Transfer Agent will be liable for following telephone instructions reasonably believed to be genuine.

      During times of drastic economic or market conditions, you may experience difficulty in contacting the Transfer Agent by telephone to request a redemption or an exchange of Fund shares. In such cases, you should consider using the other redemption procedures described herein. Use of these other redemption procedures may result in your redemption request being processed at a later time than it would have been if telephone redemption had been used. During the delay, the Fund's NAV may fluctuate.

      REDEMPTION THROUGH A SELECTED DEALER. Customers of Selected Dealers may make redemption requests to their Selected Dealer. If the Selected Dealer transmits the redemption request so that it is received by the Transfer Agent prior to the close of trading on the floor of the NYSE (currently 4:00 p.m., New York time), the redemption request will be effective on that day. If a redemption request is received by the Transfer Agent after the close of trading on the floor of the NYSE, the redemption request will be effective on the next business day. It is the responsibility of the Selected Dealer to transmit a request so that it is received in a timely manner. The proceeds of the redemption are credited to your account with the Selected Dealer.

      In addition, the Distributor or its designee will accept orders from Selected Dealers with which the Distributor has sales agreements for the repurchase of Fund shares held by shareholders. Repurchase orders received by dealers by the close of trading on the floor of the NYSE on any business day and transmitted to the Distributor or its designee prior to the close of its business day (normally 5:15 p.m., New York time) are effected at the price determined as of the close of trading on the floor of the NYSE on that day. Otherwise, the Fund shares will be redeemed at the next determined NAV. It is the responsibility of the Selected Dealer to transmit orders on a timely basis.

The Selected Dealer may charge the shareholder a fee for executing the order. This repurchase arrangement is discretionary and may be withdrawn at any time.

      REINVESTMENT PRIVILEGE. Upon written request, you may reinvest up to the number of Class A or Class B shares you have redeemed, within 45 days of redemption, at the then-prevailing NAV without a sales load, or reinstate your account for the purpose of exercising Fund Exchanges. Upon reinstatement, with respect to Class B shares, or Class A shares if such shares were subject to a CDSC, your account will be credited with an amount equal to the CDSC previously paid upon redemption of the Class A or Class B shares reinvested. The Reinvestment Privilege may be exercised only once.

      TELETRANSFER PRIVILEGE. You may request by telephone that redemption proceeds (minimum $500 per day) be transferred between your Fund account and your bank account. Only a bank account maintained in a domestic financial institution which is an ACH member may be designated. Redemption proceeds will be on deposit in your account at an ACH member bank ordinarily two days after receipt of the redemption request. Investors should be aware that if they have selected the TELETRANSFER Privilege, any request for a wire redemption will be effected as a TELETRANSFER transaction through the ACH system unless more prompt transmittal specifically is requested. Holders of jointly registered Fund or bank accounts may redeem through the TELETRANSFER Privilege for transfer to their bank account only up to $250,000 within any 30-day period. See "Purchase of Shares--TELETRANSFEr Privilege."

      STOCK CERTIFICATES; SIGNATURES. Any certificates representing Fund shares to be redeemed must be submitted with the redemption request. Written redemption requests must be signed by each shareholder, including each holder of a joint account, and each signature must be guaranteed. Signatures on endorsed certificates submitted for redemption also must be guaranteed. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the NYSE Medallion Signature Program, the Securities Transfer Agents Medallion Program ("STAMP") and the Stock Exchanges Medallion Program. Guarantees must be signed by an authorized signatory of the guarantor and "Signature-Guaranteed" must appear with the signature. The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees or guardians, and may accept other suitable verification arrangements from foreign investors, such as consular verification. For more information with respect to signature-guarantees, please call one of the telephone numbers listed on the cover.

      REDEMPTION COMMITMENT. The Company has committed itself to pay in cash all redemption requests by any shareholder of record of the Fund, limited in amount during any 90 day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. In the case of requests for redemptions in excess of such amount, the Company's Board reserves the right to make payments in whole or in part in securities or other assets in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In such event, the securities would be valued in the same manner as the Fund's portfolio is valued. If the recipient sold such securities, brokerage charges might be incurred.

      SUSPENSION OF REDEMPTIONS. The right of redemption may be suspended or the date of payment postponed (a) during any period when the NYSE is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Fund ordinarily utilizes is restricted, or when an emergency exists as determined by the SEC so that disposal of the Fund's investments or determination of its NAV is not reasonably practicable, or (c) for such other periods as the SEC by order may permit to protect the Fund's shareholders.

      CONTINGENT DEFERRED SALES CHARGE - CLASS B SHARES. A CDSC payable to the Distributor is imposed on any redemption of Class B shares which reduces the current NAV of your Class B shares to an amount which is lower than the dollar amount of all payments by you for the purchase of Class B shares of the Fund held by you at the time of redemption. No CDSC will be imposed to the extent that the NAV of the Class B shares redeemed does not exceed (i) the current NAV of Class B shares acquired through reinvestment of dividends or other distributions, plus (ii) increases in the NAV of Class B shares above the dollar amount of all your payments for the purchase of Class B shares of the Fund held by you at the time of redemption.

      If the aggregate value of the Class B shares redeemed has declined below their original cost as a result of the Fund's performance, a CDSC may be applied to the then-current NAV rather than the purchase price.

      In circumstances where the CDSC is imposed, the amount of the charge will depend on the number of years from the time you purchased the Class B shares until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of any payment for the purchase of Class B shares, all payments during a month will be aggregated and deemed to have been made on the first day of the month.

      In determining whether a CDSC is applicable to a redemption, the calculation will be made in a manner that results in the lowest possible rate. It will be assumed that the redemption is made first of amounts representing shares acquired pursuant to the reinvestment of dividends and distributions; then of amounts representing the increase in NAV of Class B shares above the total amount of payments for the purchase of Class B shares made during the preceding six years; then of amounts representing the cost of shares purchased six years prior to the redemption; and finally, of amounts representing the cost of shares held for the longest period of time within the applicable six-year period.

      For example, assume an investor purchased 100 shares at $10 per share for a cost of $1,000. Subsequently, the shareholder acquired five additional shares through dividend reinvestment. During the second year after the purchase the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption the NAV has appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The CDSC would not be applied to the value of the reinvested dividend shares and the amount which represents appreciation ($260). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4% (the applicable rate in the second year after purchase) for a total CDSC of $9.60.

      For purposes of determining the applicable CDSC payable with respect to redemption of Class B shares of the Fund where such shares were acquired through exchange of Class B shares of another fund advised by Dreyfus, the year since purchase payment was made is based on the date of purchase of the original Class B shares of the fund exchanged.

      CONTINGENT DEFERRED SALES CHARGE - CLASS C SHARES. A CDSC of 1% payable to the Distributor is imposed on any redemption of Class C shares within one year of the date of purchase. The basis for calculating the payment of any such CDSC will be the method used in calculating the CDSC for Class B shares. See "Contingent Deferred Sales Charge - Class B Shares" above.

      WAIVER OF CDSC. - The CDSC will be waived in connection with (a) redemptions made within one year after the death or disability, as defined in
Section 72(m)(7) of the Code, of the shareholder, (b) redemptions by employees participating in Eligible Benefit Plans, (c) redemptions as a result of a combination of any investment company with the Fund by merger, acquisition of assets or otherwise, (d) a distribution following retirement under a tax-deferred retirement plan or upon attaining age 70 1/2 in the case of an IRA or Keogh plAN or custodial account pursuant to Section 403(b) of the Code, and
(e) redemptions pursuant to the Automatic Withdrawal Plan, as described below. If the Company's Board determines to discontinue the waiver of the CDSC, the disclosure herein will be revised appropriately. Any Fund shares subject to a CDSC which were purchased prior to the termination of such waiver will have the CDSC waived as provided in the Prospectus or this Statement of Additional Information at the time of the purchase of such shares.

      To qualify for a waiver of the CDSC, at the time of redemption you must notify the Transfer Agent or your Agent must notify the Distributor. Any such qualification is subject to confirmation of your entitlement.

                             SHAREHOLDER SERVICES

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTIONS IN THE FUND'S PROSPECTUS ENTITLED "ACCOUNT POLICIES" AND "SERVICES FOR FUND INVESTORS."

      FUND EXCHANGES. Shares of any Class of the Fund may be exchanged for shares of the respective Class of certain other funds advised or administered by Dreyfus. Shares of the same Class of such other funds purchased by exchange will be purchased on the basis of relative NAV per share as follows:

            A. Exchanges for shares of funds that are offered without a sales load will be made without a sales load.

            B. Shares of funds purchased without a sales load may be exchanged for shares of other funds sold with a sales load, and the applicable sales load will be deducted.

            C. Shares of funds purchased with a sales load may be exchanged without a sales load for shares of other funds sold without a sales load.

            D. Shares of funds purchased with a sales load, shares of funds acquired by a previous exchange from shares purchased with a sales load and additional shares acquired through reinvestment of dividends or other distributions of any such funds (collectively referred to herein as "Purchased Shares") may be exchanged for shares of other funds sold with a sales load (referred to herein as "Offered Shares"), provided that, if the sales load applicable to the Offered Shares exceeds the maximum sales load that could have been imposed in connection with the Purchased Shares (at the time the Purchased Shares were acquired), without giving effect to any reduced loads, the difference will be deducted.

            E. Shares of funds subject to a CDSC that are exchanged for shares of another fund will be subject to the higher applicable CDSC of the two funds and, for purposes of calculating CDSC rates and conversion periods, if any, will be deemed to have been held since the date the shares being exchanged were initially purchased.

      To accomplish an exchange under item D above, an investor's Agent must notify the Transfer Agent of the investor's prior ownership of shares with a sales load and the investor's account number. Any such exchange is subject to confirmation of an investor's holdings through a check of appropriate records.

      To request an exchange, an investor or an investor's Agent acting on the investor's behalf must give exchange instructions to the Transfer Agent in writing or by telephone. The ability to issue exchange instructions by telephone is given to all Fund shareholders automatically unless the investor checks the applicable "No" box on the Account Application, indicating that the investor specifically refuses this privilege. The Telephone Exchange Privilege may be established for an existing account by written request signed by all shareholders on the account, by a separate signed Shareholder Services Form, available by calling 1-800-554-4611, or by oral request from any of the authorized signatories on the account, also by calling 1-800-554-4611. By using the Telephone Exchange Privilege, the investor authorizes the Transfer Agent to act on telephonic instructions (including over The Dreyfus Touch(R) automated telephone system) from any person representinG himself or herself to be the investor or a representative of the investor's Agent, and reasonably believed by the Transfer Agent to be genuine. Telephone exchanges may be subject to limitations as to the amount involved or the number of telephone exchanges permitted. Shares issued in certificate form are not eligible for telephone exchange. No fees currently are charged shareholders directly in connection with exchanges, although the Fund reserves the right, upon not less than 60 days' written notice, to charge shareholders a nominal fee in accordance with rules promulgated by the SEC.

      Exchanges of Class R shares held by a Retirement Plan may be made only between the investor's Retirement Plan account in one fund and such investor's Retirement Plan account in another fund.

      To establish a personal retirement plan by exchange, shares of the fund being exchanged must have a value of at least the minimum initial investment required for the fund into which the exchange is being made.

      DREYFUS AUTO-EXCHANGE PRIVILEGE. The Dreyfus Auto-Exchange Privilege permits an investor to regularly purchase (on a semi-monthly, monthly, quarterly or annual basis), in exchange for shares of the Fund, shares of the same Class of certain other funds in the Dreyfus Premier Family of Funds or the Dreyfus Family of Funds of which the investor is a shareholder. The amount the investor designates, which can be expressed either in terms of a specific dollar or share amount ($100 minimum), will be exchanged automatically on the first and/or fifteenth day of the month according to the schedule the investor has selected. This Privilege is available only for existing accounts. With respect to Class R shares held by a Retirement Plan, exchanges may be made only between the investor's Retirement Plan account in one fund and such investor's Retirement Plan account in another fund. Shares will be exchanged on the basis of relative NAV as described above under "Fund Exchanges." Enrollment in or modification or cancellation of this Privilege is effective three business days following notification by the investor. An investor will be notified if the investor's account falls below the amount designated to be exchanged under this Privilege. In this case, an investor's account will fall to zero unless additional investments are made in excess of the designated amount prior to the next Auto-Exchange transaction. Shares held under IRAs and other retirement plans are eligible for this Privilege. Exchanges of IRA shares may be made between IRA accounts and from regular accounts to IRA accounts, but not from IRA accounts to regular accounts. With respect to all other retirement accounts, exchanges may be made only among those accounts.

      The right to exercise this Privilege may be modified or canceled by the Fund or the Transfer Agent. You may modify or cancel your exercise of this Privilege at any time by mailing written notification to Dreyfus Premier Small Company Stock Fund Family of Funds, P.O. Box 6587, Providence, Rhode Island 02940-9671. The Fund may charge a service fee for the use of this Privilege. No such fee currently is contemplated. for more invomration concerning this Privilege and the funds in the Dreyfus Premier Family of funds or the Dreyfus Family of Funds elegible to participate in this privilege, or to obtain a Dreyfus Auto-Exchange Authorization Form, please call toll free 1-800 554-4611.

      Fund Exchanges and the Dreyfus Auto-Exchange Privilege are available to shareholders resident in any state in which shares of the fund being acquired may legally be sold. Shares may be exchanged only between accounts having identical names and other identifying designations. The exchange of shares of one fund for shares of another is treated for Federal income tax purposes as a sale of the shares given in exchange and, therefore, an exchanging shareholder (other than a tax-exempt Retirement Plan) may realize a taxable gain or loss.

      Shareholder Services Forms and prospectuses of the other funds may be obtained by calling 1-800-554-4611. The Fund reserves the right to reject any exchange request in whole or in part. The Fund Exchange service or the Dreyfus Auto-Exchange Privilege may be modified or terminated at any time upon notice to shareholders.

      DREYFUS-AUTOMATIC ASSET BUILDER(R). Dreyfus Automatic Asset Builder permits you tO purchase Fund shares (minimum of $100 and maximum of $150,000 per transaction) at regular intervals selected by you. Fund shares are purchased by transferring funds from the bank account designated by you. Only an account maintained at a domestic financial institution which is an ACH member may be so designated. To establish a Dreyfus-Automatic Asset Builder account, you must file an authorization form with the Transfer Agent. You may obtain the necessary authorization form by calling 1-800-554-4611. You may cancel your participation in this Privilege or change the amount of purchase at any time by mailing written notification to Dreyfus Premier Small Company Stock Fund, P.O. Box 6587, Providence, Rhode Island 02940-6587 and the notification will be effective three business days following receipt. The Fund may modify or terminate this Privilege at any time or charge a service fee. No such fee currently is contemplated.

      AUTOMATIC WITHDRAWAL PLAN. The Automatic Withdrawal Plan permits an investor with a $5,000 minimum account to request withdrawal of a specified dollar amount (minimum of $50) on either a monthly or quarterly basis. Withdrawal payments are the proceeds from sales of Fund shares, not the yield on the shares. If withdrawal payments exceed reinvested dividends and shares distributions, the investor's shares will be reduced and eventually may be depleted. An Automatic Withdrawal Plan may be established by filing an Automatic Withdrawal Plan application with the Transfer Agent or by oral request from any of the authorized signatories on the account by calling 1-800-554-4611. Automatic Withdrawal may be terminated at any time by the investor, the Fund or the Transfer Agent. Shares for which certificates have been issued may not be redeemed through the Automatic Withdrawal Plan.

      Particular Retirement Plans, including Dreyfus-sponsored Retirement Plans, may permit certain participants to establish an automatic withdrawal plan from such Retirement Plans. Participants should consult their Retirement Plan sponsor and tax adviser for details. Such a withdrawal plan is different from the Automatic Withdrawal Plan.

      No CDSC with respect to Class B shares will be imposed on withdrawals made under the Automatic Withdrawal Plan, provided that the amounts withdrawn under the plan do not exceed on an annual basis 12% of the account value at the time the shareholder elects to participate in the Automatic Withdrawal Plan. Withdrawals with respect to Class B shares under the Automatic Withdrawal Plan that exceed on an annual basis 12% of the value of the shareholder's account will be subject to a CDSC on the amounts exceeding 12% of the initial account value. Class C shares, and Class A shares to which a CDSC applies, that are withdrawn pursuant to the Automatic Withdrawal Plan will be subject to any applicable CDSC. Purchases of additional Class A shares where the sales load is imposed concurrently with withdrawals of Class A shares generally are undesirable.

      DIVIDEND OPTIONS. Dreyfus Dividend Sweep allows investors to invest automatically their dividends or dividends and other distributions, if any, from the Fund in shares of the same Class of certain other funds in the Dreyfus Premier Family of Funds or the Dreyfus Family of Funds of which the investor is a shareholder. Shares of the same Class of other funds purchased pursuant to this Privilege will be purchased on the basis of relative NAV per share as follows:

            A. Dividends and other distributions paid by a fund may be invested without imposition of a sales load in shares of other funds that are offered without a sales load.

            B. Dividends and other distributions paid by a fund which does not charge a sales load may be invested in shares of other funds sold with a sales load, and the applicable sales load will be deducted.

            C. Dividends and other distributions paid by a fund which charges a sales load may be invested in shares of other funds sold with a sales load (referred to herein as "Offered Shares"), provided that, if the sales load applicable to the Offered Shares exceeds the maximum sales load charged by the fund from which dividends or other distributions are being swept, without giving effect to any reduced loads, the difference will be deducted.

            D. Dividends and other distributions paid by a fund may be invested in shares of other funds that impose a CDSC and the applicable CDSC, if any, will be imposed upon redemption of such shares.

      Dreyfus Dividend ACH permits you to transfer electronically dividends or dividends and capital gain distributions, if any, from the Fund to a designated bank account. Only an account maintained at a domestic financial institution which is an ACH member may be so designated. Banks may charge a fee for this service.

      For more information concerning these Privileges, or to request a Dreyfus Dividend Options Form, please call toll free 1-800-554-4611. You may cancel these Privileges by mailing a written notification to Dreyfus Premier Small Company Stock Fund, P.O. Box 6587, Providence Rhode Island, 02940-6587. To select a new fund after cancellation, you must submit a new Dividend Options Form. Enrollment in or cancellation of these privileges is effective three business days following receipt. These privileges are available only for existing accounts and may not be used to open new accounts. Minimum subsequent investments do not apply for Dreyfus Dividend Sweep. The Fund may modify or terminate these privileges at any time or charge a service fee. No such fee currently is contemplated. Shares held under Keogh Plans, IRAs or other retirement plans are not eligible for Dreyfus Dividend Sweep.

      DREYFUS GOVERNMENT DIRECT DEPOSIT PRIVILEGE. Dreyfus Government Direct Deposit Privilege enables you to purchase Fund shares (minimum of $100 and maximum of $50,000 per transaction) by having Federal salary, Social Security or certain veterans', military or other payments from the Federal government automatically deposited into your Fund account. You may deposit as much of such payments as you elect. You should consider whether Direct Deposit of your entire payment into a fund with fluctuating NAV, such as the Fund, may be appropriate for you. To enroll in Dreyfus Government Direct Deposit, you must file with the Transfer Agent a completed Direct Deposit Sign-Up Form for each type of payment that you desire to include in this Privilege. The appropriate form may be obtained from your Agent or by calling 1-800-554-4611. Death or legal incapacity will terminate your participation in this Privilege. You may elect at any time to terminate your participation by notifying in writing the appropriate Federal agency. Further, the Fund may terminate your participation upon 30 days' notice to you.

      LETTER OF INTENT--CLASS A SHARES. By signing a Letter of Intent form, which can be obtained by calling 1-800-554-4611, you become eligible for the reduced sales load applicable to the total number of Eligible Fund shares purchased in a 13-month period pursuant to the terms and conditions set forth in the Letter of Intent. A minimum initial purchase of $5,000 is required. To compute the applicable sales load, the offering price of shares you hold (on the date of submission of the Letter of Intent) in any Eligible Fund that may be used toward "Right of Accumulation" benefits described above may be used as a credit toward completion of the Letter of Intent. However, the reduced sales load will be applied only to new purchases.

      The Transfer Agent will hold in escrow 5% of the amount indicated in the Letter of Intent for payment of a higher sales load if you do not purchase the full amount indicated in the Letter of Intent. The escrow will be released when you fulfill the terms of the Letter of Intent by purchasing the specified amount. If your purchases qualify for a further sales load reduction, the sales load will be adjusted to reflect your total purchase at the end of 13 months. If total purchases are less than the amount specified, you will be requested to remit an amount equal to the difference between the sales load actually paid and the sales load applicable to the aggregate purchases actually made. If such remittance is not received within 20 days, the Transfer Agent, as attorney-in-fact pursuant to the terms of the Letter of Intent, will redeem an appropriate number of Class A shares of the Fund held in escrow to realize the difference. Signing a Letter of Intent does not bind you to purchase, or the Fund to sell, the full amount indicated at the sales load in effect at the time of signing, but you must complete the intended purchase to obtain the reduced sales load. At the time you purchase Class A shares, you must indicate your intention to do so under a Letter of Intent. Purchases pursuant to a Letter of Intent will be made at the then-current NAV plus the applicable sales load in effect at the time such Letter of Intent was executed.

      RETIREMENT PLANS. The Fund makes available a variety of pension and profit-sharing plans, including Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, SEP-IRAs, rollover IRAs and Education IRAs), 401(k) Salary Reduction Plans and 403(b)(7) Plans. Plan support services also are available. You can obtain details on the various plans by calling the following numbers toll free: for Keogh Plans, please call 1-800-358-5566; for IRAs and IRA "Rollover Accounts," please call 1-800-554-4611; for SEP-IRAs, 401(k) Salary Reduction Plans and 403(b)(7) Plans, please call 1-800-322-7880.

      Investors who wish to purchase Fund shares in conjunction with a Keogh Plan, a 403(b)(7) Plan or an IRA, including a SEP-IRA, may request from the Distributor forms for adoption of such plans.

      The entity acting as custodian for Keogh Plans, 403(b)(7) Plans or IRAs may charge a fee, payment of which could require the liquidation of shares. All fees charged are described in the appropriate form.

      SHARES MAY BE PURCHASED IN CONNECTION WITH THESE PLANS ONLY BY DIRECT REMITTANCE TO THE ENTITY ACTING AS CUSTODIAN. PURCHASES FOR THESE PLANS MAY NOT BE MADE IN ADVANCE OF RECEIPT OF FUNDS.

      Each  investor   should  read  the  prototype   retirement  plan  and  the
appropriate form of custodial agreement for further details on eligibility, service fees and tax implications, and should consult a tax adviser.



       ADDITIONAL INFORMATION ABOUT PURCHASES, EXCHANGES AND REDEMPTIONS

      The Fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculation on short-term market movements. A pattern of frequent purchases and exchanges can be disruptive to efficient portfolio management and, consequently, can be detrimental to the Fund's performance and its shareholders. Accordingly, if the Fund's management determines that an investor is engaged in excessive trading, the Fund, with or without prior notice, may temporarily or permanently terminate the availability of Fund Exchanges, or reject in whole or part any purchase or exchange request, with respect to such investor's account. Such investors also may be barred from purchasing other funds in the Dreyfus Family of Funds. Generally, an investor who makes more than four exchanges out of the Fund during any calendar year or who makes exchanges that appear to coincide with an active market-timing strategy may be deemed to be engaged in excessive trading. Accounts under common ownership or control will be considered as one account for purposes of determining a pattern of excessive trading. In addition, the Fund may refuse or restrict purchase or exchange requests by any person or group if, in the judgment of the Fund's management, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies or could otherwise be adversely affected or if the Fund receives or anticipates receiving simultaneous orders that may significantly affect the Fund (e.g., amounts equal to 1% or more of the Fund's total assets). If an exchange request is refused, the Fund will take no other action with respect to the shares until it receives further instructions from the investor. The Fund may delay forwarding redemption proceeds for up to seven days if the investor redeeming shares is engaged in excessive trading or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the Fund. The Fund's policy on excessive trading applies to investors who invest in the Fund directly or through financial intermediaries, but does not apply to the

Dreyfus Auto-Exchange Privilege, to any automatic investment or withdrawal privilege described herein, or to participants in employer-sponsored retirement plans.

      During times of drastic economic or market conditions, the Fund may suspend Fund Exchanges temporarily without notice and treat exchange requests based on their separate components - redemption orders with a simultaneous request to purchase the other fund's shares. In such a case, the redemption request would be processed at the Fund's next determined NAV but the purchase order would be effective only at the NAV next determined after the fund being purchased receives the proceeds of the redemption, which may result in the purchase being delayed.


                       DETERMINATION OF NET ASSET VALUE

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION IN THE FUND'S PROSPECTUS ENTITLED "ACCOUNT POLICIES."

      VALUATION OF PORTFOLIO SECURITIES. The Fund's securities are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Where market quotations are not readily available, the Fund's investments are valued based on fair value as determined in good faith by the Company's Board. Debt securities may be valued by an independent pricing service approved by the Company's Board and are valued at fair value as determined by the pricing service. Any assets or liabilities initially expressed in terms of foreign currency will be translated into U.S. dollars at the midpoint of the New York interbank market spot exchange rate as quoted on the day of such translation or, if no such rate is quoted on such date, such other quoted market exchange rate as may be determined to be appropriate by Dreyfus. If the Fund has to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of NAV may not take place contemporaneously with the determination of prices of certain of the Fund's securities. Short-term investments are carried at amortized cost, which approximates value. Expenses and fees, including the management fee, are accrued daily and taken into account for the purpose of determining the NAV of the Fund's shares.

      Restricted securities, as well as securities or other assets for which market quotations are not readily available or which are not valued by a pricing service approved by the Board of Directors, are valued at fair value as determined in good faith by the Board of Directors. The Board of Directors will review the method of valuation on a current basis. In making their good faith valuation of restricted securities, the Board of Directors generally will take the following factors into consideration: restricted securities which are, or are convertible into, securities of the same class of securities for which a public market exists usually will be valued at market value less the same percentage discount at which purchased. This discount will be revised periodically by the Board of Directors if it believes that the discount no longer reflects the value of the restricted securities. Restricted securities not of the same class as securities for which a public market exists usually will be valued initially at cost. Any subsequent adjustment from cost will be based upon considerations deemed relevant by the Board of Directors.

     NYSE CLOSINGS. The holidays (as observed) on which the NYSE is currently scheduled to be closed are: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


                   DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION IN THE FUND'S PROSPECTUS ENTITLED "DISTRIBUTIONS AND TAXES."

      GENERAL. The Fund ordinarily declares and pays dividends from its net investment income, if any, four times yearly, and distributes net realized capital gains, if any, once a year, but it may make distributions on a more frequent basis to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act. The Fund will not make distributions from net realized capital gains unless all capital loss carryovers, if any, have been utilized or have expired. Investors other than qualified retirement plans may choose whether to receive dividends and other distributions in cash, to receive dividends in cash and reinvest other distributions in additional Fund shares at NAV, or to reinvest both dividends and other distributions in additional Fund shares at NAV; dividends and other distributions paid to qualified retirement plans are reinvested automatically in additional Fund shares at NAV. All expenses are accrued daily and deducted before declaration of dividends to investors. Dividends and other distributions paid by each Class are calculated at the same time and in the same manner and will be in the same amount, except that the expenses attributable solely to a particular Class are borne exclusively by that Class. Class B and Class C shares will receive lower per share dividends than Class A shares, which will in turn receive lower per share dividends than Class R shares, because of the higher expenses borne by the relevant Classes.

      It is expected that the Fund will qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code") so long as such qualification is in the best interests of its shareholders. Such qualification will relieve the Fund of any liability for Federal income tax to the extent its earnings and realized gains are distributed in accordance with applicable provisions of the Code. To qualify for treatment as a RIC under the Code, the Fund -- which is treated as a separate corporation for federal tax purposes -- (1) must distribute to its shareholders each year at least 90% of its investment company taxable income (generally consisting of net investment income, net short-term capital gains and net gains from certain foreign currency transactions) (the "Distribution Requirement"), (2) must derive at least 90% of its annual gross income from specified sources (the "Income Requirement"), and (3) must meet certain asset diversification and other requirements. The term "regulated investment company" does not imply the supervision of management or investment practices or policies by any government agency.

      If you elect to receive dividends and distributions in cash, and your dividend or distribution check is returned to the Fund as undeliverable or remains uncashed for six months, the Fund reserves the right to reinvest such dividends or distributions and all future dividends and distributions payable to you in additional Fund shares at NAV. No interest will accrue on amounts represented by uncashed distributions or redemptions checks.

      Dividends derived from net investment income, together with distributions from net realized short-term capital gains and all or a portion of any gains realized from the sale or other disposition of certain market discount bonds (collectively, "dividend distributions"), paid by the Fund will be taxable to U.S. shareholders, including certain non-qualified retirement plans, as ordinary income to the extent of the Fund's earnings and profits, whether received in cash or reinvested in additional Fund shares. Distributions from net capital gain (the excess net of long-term capital gain over net short-term capital loss) will be taxable to such shareholders as long-term capital gains regardless of how long the shareholders have held their Fund shares and whether such distributions are received in cash or reinvested in additional Fund shares.

      Dividend distributions paid by the Fund to a non-resident foreign investor generally are subjected to U.S. withholding tax at the rate of 30%, unless the foreign investor claims the benefit of a lower rate specified in a tax treaty. Distributions from net capital gain paid by the Fund to a non-resident foreign investor, as well as the proceeds of any redemptions by such an investor, regardless of the extent to which gain or loss may be realized, generally are not subject to U.S. withholding tax. However, such distributions may be subject to backup withholding, as described below, unless the foreign investor certifies his or her non-U.S. residency status.

      Notice as to the tax status of your dividends and other distributions will be mailed to you annually. You also will receive periodic summaries of your account that will include information as to dividends and distributions from net capital gain, if any, paid during the year. The annual tax notice and periodic account summaries you will receive designate the portions of capital gain distributions that are subject to (1) the 20% maximum rate of tax (10% for investors in the 15% marginal tax bracket) enacted by the Taxpayer Relief Act of 1997 ("Tax Act"), which applies to non-corporate taxpayers' net capital gain on securities and other capital assets held for more than 18 months, and (2) the 28% maximum tax rate, applicable to such gain on capital assets held for more than one year and up to 18 months (which, prior to enactment of the Tax Act, applied to all such gain on capital assets held for more than one year).

      The Code provides for the "carryover" of some or all of the sales load imposed on Class A shares if (1) a shareholder redeems those shares or exchanges those shares for shares of another fund advised or administered by Dreyfus within 90 days of purchase and (2) in the case of a redemption, acquires other Fund Class A shares through exercise of the Reinvestment Privilege or, in the case of an exchange, such other fund reduces or eliminates its otherwise applicable sales load for the purpose of the exchange. In these cases, the amount of the sales load charged on the purchase of the original Class A shares, up to the amount of the reduction of sales load pursuant to the Reinvestment Privilege or on the exchange, as the case may be, is not included in the basis of such shares for purposes of computing gain or loss on the redemption or the exchange and instead is added to the basis of the shares acquired pursuant to the Reinvestment Privilege or the exchange.

      Dividends and other distributions paid by the Fund to qualified retirement plans ordinarily will not be subject to taxation until the proceeds are distributed from the retirement plans. The Fund will not report to the IRS distributions paid to such plans. Generally, distributions from qualified retirement plans, except those representing returns of non-deductible contributions thereto, will be taxable as ordinary income and, if made prior to the time the participant reaches age 59 1/2, generally will be subject to aN additional tax equal to 10% of the taxable portion of the distribution. If the distribution from such a retirement plan (other than certain governmental or church plans) for any taxable year following the year in which the participant reaches age 70 1/2 is lesS than the "minimum required distribution" for that taxable year, an excise tax equal to 50% of the deficiency may be imposed by the IRS. The administrator, trustee or custodian of such a retirement plan will be responsible for reporting distributions from such plans to the IRS. Moreover, certain contributions to a qualified retirement plan in excess of the amounts permitted by law may be subject to an excise tax. If a distributee of an "eligible rollover distribution" from a qualified retirement plan does not elect to have the eligible rollover distribution paid directly from the plan to an eligible retirement plan in a "direct rollover," the eligible rollover distribution will be subject to a 20% income tax withholding.

      The Fund must withhold and remit to the U.S. treasury ("backup withholding") 31% of dividends, capital gain distributions and redemption proceeds, regardless of the extent to which gain or loss may be realized, paid to an individual or certain other non-corporate shareholder if such shareholder fails to certify that the TIN furnished to the Fund is correct. Backup withholding at that rate also is required from dividends and capital gain distributions payable to such a shareholder if (1) that shareholder fails to certify that he or she has not received notice from the IRS of being subject to backup withholding as a result of a failure properly to report taxable dividend or interest income on a Federal income tax return or (2) the IRS notifies the Fund to institute backup withholding because the IRS determines that the shareholder's TIN is incorrect or that the shareholder has failed properly to report such income.

      A TIN is either the Social Security number, individual taxpayer identification number, or employer identification number of the record owner of the account. Any tax withheld as a result of backup withholding does not constitute an additional tax and may be claimed as a credit on the record owner's Federal income tax return.

      The Fund may be subject to a non-deductible 4% excise tax, measured with respect to certain undistributed amounts of taxable income and capital gains.

      Any dividend or other distribution paid shortly after an investor's purchase of shares may have the effect of reducing the NAV of the shares below the cost of his or her investment. Such a dividend or other distribution would be a return on investment in an economic sense, although taxable as stated in the Fund's Prospectus. In addition, if a shareholder sells shares of the Fund held for six months or less and receives a capital gain distribution with respect to those shares, any loss incurred on the sale of those shares will be treated as a long-term capital loss to the extent of the capital gain distribution received.

      Dividends and other distributions declared by the Fund in October, November or December of any year and payable to shareholders of record on a date in any of those months are deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

      A portion of the dividends paid by the Fund, whether received in cash or reinvested in additional Fund shares, may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by the Fund from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the alternative minimum tax.

      FOREIGN TAXES. Dividends and interest received by the Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, it will be eligible to, and may, file an election ("Election") with the Internal Revenue Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign or U.S. possessions' income taxes paid by it. Pursuant to the Election, the Fund would treat those taxes as dividends paid to its shareholders and each shareholder would be required to (1) include in gross income, and treat as paid by him or her, his or her proportionate share of those taxes, (2) treat his or her share of those taxes and of any dividend paid by the Fund that represents income from foreign or U.S. possession sources as his or her own income from those sources and (3) either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his or her federal income tax. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Generally, a credit for foreign taxes may not exceed the shareholder's federal income tax attributable to his total foreign source taxable income. The Fund will report to its shareholders shortly after each taxable year their respective shares of the income from sources within, and taxes paid to, foreign countries and U.S. possessions if it makes the Election.

      FOREIGN CURRENCY, FUTURES, FORWARD AND HEDGING TRANSACTIONS. Gains from the sale or other disposition of foreign currencies (except certain gains therefrom that may be excluded by future regulations), and gains from options, futures and forward contracts derived by the Fund with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement. However, income from the disposition of options and futures contracts (other than those on foreign currencies) will be subject to the Short-Short Limitation if they are held for less than three months. Income from the disposition of foreign currencies, and options, futures and forward contracts thereon, that are not directly related to the Fund's principal business of investing in securities (or options and futures with respect to securities) also will be subject to the Short-Short Limitation if they are held for less than three months.

      If the Fund satisfies certain requirements, any increase in value of a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether the Fund satisfies the Short-Short Limitation. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. The Fund will consider whether it should seek to qualify for this treatment for its hedging transactions. To the extent the Fund does not so qualify, it may be forced to defer the closing out of certain options, futures, forward contracts and foreign currency positions beyond the time when it otherwise would be advantageous to do so, in order for the Fund to qualify as a RIC.

      Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gain and loss. However, a portion of the gain or loss from the disposition of foreign currencies and certain foreign-currency-denominated instruments (including debt instruments and financial forward, futures and option contracts) may be treated as ordinary income or loss under Section 988 of the Code. In addition, all or a portion of any gain realized from the sale or other disposition of certain market discount bonds will be treated as ordinary income. Moreover, all or a portion of the gain realized from engaging in "conversion transactions" that otherwise would be valued as capital gain may be treated as ordinary income under Section 1258 of the Code. "Conversion transactions" are defined to include certain forward, futures, option and straddle transactions, transactions marketed or sold as producing capital gains and transactions described in Treasury regulations to be issued in the future.

      Under Section 1256 of the Code, any gain or loss realized by the Fund from certain futures, forward contracts and options transactions will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Gain or loss will arise upon exercise or lapse of such contracts and options as well as from closing transactions. In addition, any such contracts or options remaining unexercised at the end of the Fund's taxable year will be treated as sold for their then fair market value (a process known as "marking-to-market"), resulting in additional gain or loss to the Fund characterized in the manner described above.

      Offsetting positions held by the Fund involving certain contracts or options may constitute "straddles," which are defined to include "offsetting positions" in actively traded personal property. The tax treatment of straddles is governed by Sections 1092 and, to the extent noted above, 1258 of the Code which in certain circumstances override or modify Sections 1256 and 988. As a result, all or a portion of any capital gain from certain straddle transactions may be recharacterized to ordinary income. If the Fund were treated as entering into straddles by reason of its engaging in certain forward contracts or options transactions, such straddles would be characterized as "mixed straddles" if the forward contracts or options transactions comprising a part of such straddles were governed by Section 1256. The Fund may make one or more elections with respect to mixed straddles. Depending on which election is made, if any, the results to the Fund may differ. If no election is made, then to the extent the straddle and conversion transactions rules apply to positions established by the Fund, losses realized by the Fund will be deferred to the extent of unrealized gain in the offsetting position. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gains may be treated as short-term capital gains or ordinary income.

      PASSIVE FOREIGN INVESTMENT COMPANIES. The Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the Fund will be subject to federal income tax on a portion of any "excess distribution" received on the stock of a PFIC or of any gain on disposition of the stock (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders. If the Fund invests in a PFIC and elects to treat the PFIC as "qualified electing fund," then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its pro rata share of the qualified electing fund's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) -- which probably would have to be distributed to satisfy the Distribution Requirement and avoid imposition of the 4% excise tax referred to in the Fund's Prospectus under "Dividends, Other Distributions and Taxes" -- even if those earnings and gain were not received by the Fund.

      Pursuant to proposed regulations, open-end RICs, such as the Fund, would be entitled to elect to "mark-to-market" their stock in certain PFICs. "Marking-to-market," in this context, means recognizing as gain for each taxable year the excess, as of the end of that year, of the fair market value of each such PFIC's stock over the adjusted basis in that stock (including mark-to-market gain for each prior year for which an election was in effect).

      FOREIGN CURRENCY GAINS AND LOSSES. Gains and losses attributable to fluctuations in foreign currency exchange rates that occur between the time the Fund accrues dividends, interest or other receivables, or expenses or other liabilities, denominated in a foreign currency and the time the Fund actually collects the receivables or pays the liabilities generally are treated as ordinary income or ordinary loss. Similarly, on the disposition of a debt security denominated in a foreign currency, or of an option or forward contract on a foreign currency, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security, option or contract and the date of disposition also are treated as ordinary income or loss. These gains or losses may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders.

      STATE AND LOCAL TAXES. Depending upon the extent of the Fund's activities in states and localities in which it is deemed to be conducting business, the

Fund may be subject to the tax laws thereof. Shareholders are advised to consult their tax advisers concerning the application of state and local taxes.

      FOREIGN SHAREHOLDERS - U.S. FEDERAL INCOME TAXATION. U.S. federal income taxation of a shareholder who, as to the United States, is a non-resident alien individual, a foreign trust or estate, a foreign corporation or a foreign partnership (a "foreign shareholder"), depends on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by the shareholder, as discussed generally below. Special U.S. federal income tax rules that differ from those described below may apply to certain foreign persons who invest in the Fund, such as a foreign shareholder entitled to claim the benefits of an applicable tax treaty. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

      FOREIGN  SHAREHOLDERS  -  INCOME  NOT  EFFECTIVELY  CONNECTED.   Dividends
distributed to a foreign shareholder whose ownership of Fund shares is not effectively connected with a U.S. trade or business carried on by the foreign shareholder generally will be subject to a U.S. federal withholding tax of 30% (or lower treaty rate). Capital gains realized by foreign shareholders on the sale of Fund shares and distributions to them of net capital gain (the excess of net long-term capital gain over net short-term capital loss) generally will not be subject to U.S. federal income tax unless the foreign shareholder is a non-resident alien individual and is physically present in the United States for more than 182 days during the taxable year. In the case of certain foreign shareholders, the Fund may be required to withhold U.S. federal income tax at a rate of 31% of capital gain distributions and of the gross proceeds from a redemption of Fund shares unless the shareholder furnishes the Fund with a certificate regarding the shareholder's foreign status.

      FOREIGN SHAREHOLDERS - EFFECTIVELY CONNECTED INCOME. If a foreign shareholder's ownership of Fund shares is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then all distributions to that shareholder and any gains realized by that shareholder on the disposition of the Fund shares will be subject to U.S. federal income tax at the graduated rates applicable to U.S. citizens and domestic corporations, as the case may be. Foreign shareholders also may be subject to the branch profits tax.

      FOREIGN SHAREHOLDERS - ESTATE TAX. Foreign individuals generally are subject to U.S. federal estate tax on their U.S. situs property, such as shares of the Fund, that they own at the time of their death. Certain credits against that tax and relief under applicable tax treaties may be available.

                            PORTFOLIO TRANSACTIONS

      All portfolio transactions of the Fund are placed on behalf of the Fund by Dreyfus. Debt securities purchased and sold by the Fund are generally traded on a net basis (i.e., without commission) through dealers acting for their own account and not as brokers, or otherwise involve transactions directly with the issuer of the instrument. This means that a dealer (the securities firm or bank dealing with the Fund) makes a market for securities by offering to buy at one price and sell at a slightly higher price. The difference between the prices is known as a spread. Other portfolio transactions may be executed through brokers acting as agent. The Fund will pay a spread or commissions in connection with such transactions. Dreyfus uses its best efforts to obtain execution of portfolio transactions at prices which are advantageous to the Fund and at spreads and commission rates, if any, which are reasonable in relation to the benefits received. Dreyfus also places transactions for other accounts that it provides with investment advice.

      Brokers and dealers involved in the execution of portfolio transactions on behalf of the Fund are selected on the basis of their professional capability and the value and quality of their services. In selecting brokers or dealers, Dreyfus will consider various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer; the broker-dealer's execution services rendered on a continuing basis; and the reasonableness of any spreads (or commissions, if any). Any spread, commission, fee or other remuneration paid to an affiliated broker-dealer is paid pursuant to the Company's procedures adopted in accordance with Rule 17e-1 under the 1940 Act.

      Brokers or dealers may be selected who provide brokerage and/or research services to the Fund and/or other accounts over which Dreyfus or its affiliates exercise investment discretion. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or the purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement).

      The receipt of research services from broker-dealers may be useful to Dreyfus in rendering investment management services to the Fund and/or its other clients; and, conversely, such information provided by brokers or dealers who have executed transaction orders on behalf of other clients of Dreyfus may be useful to these organizations in carrying out their obligations to the Fund. The receipt of such research services does not reduce these organizations' normal independent research activities; however, it enables these organizations to avoid the additional expenses which might otherwise be incurred if these organizations were to attempt to develop comparable information through their own staffs.

      Dreyfus may use research services of and place brokerage transactions with broker-dealers affiliated with it or Mellon Bank if the commissions are reasonable, fair and comparable to commissions charged by non-affiliated brokerage firms for similar services. During the fiscal years ended October 31, 1998, 1997 and 1996, the Fund paid brokerage commissions of $______, $ and $_____, respectively, to affiliates of Dreyfus or Mellon Bank. The amount paid to affiliated brokerage firms during the fiscal years ended October 31, 1998, 1997 and 1996, was approximately ____%, ____% and ____%, respectively, of the aggregate brokerage commissions paid by the Fund, for transactions involving approximately ____%, ____% and ____%, respectively, of the aggregate dollar volume of transactions for which the Fund paid brokerage commissions. The difference in these percentages was due to the lower commissions paid to affiliates of Dreyfus.

      Although Dreyfus manages other accounts in addition to the Fund, investment decisions for the Fund are made independently from decisions made for these other accounts. It sometimes happens that the same security is held by more than one of the accounts managed by Dreyfus. Simultaneous transactions may occur when several accounts are managed by the same investment manager, particularly when the same investment instrument is suitable for the investment objective of more than one account.

      When more than one account is simultaneously engaged in the purchase or sale of the same investment instrument, the prices and amounts are allocated in accordance with a formula considered by Dreyfus to be equitable to each account. In some cases this system could have a detrimental effect on the price or volume of the investment instrument as far as the Fund is concerned. In other cases, however, the ability of the Fund to participate in volume transactions will produce better executions for the Fund. While the Directors will continue to review simultaneous transactions, it is their present opinion that the desirability of retaining Dreyfus as investment manager to the Fund outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.

      For the fiscal years ended October 31, 1998, 1997 and 1996, the Fund paid brokerage commissions amounting to $______, $347,777 and $179,990, respectively.

      PORTFOLIO TURNOVER. Under normal market conditions, the Fund's portfolio turnover rate is expected to be less than 100%. A portfolio turnover rate of 100% would occur, for example, if all the securities held by the Fund were replaced once in a period of one year. A higher rate of portfolio turnover involves correspondingly greater brokerage commissions and other expenses that must be borne directly by the Fund and, thus, indirectly by its shareholders. In addition, a higher rate of portfolio turnover may result in the realization of larger amounts of short-term capital gains that, when distributed to the Fund's shareholders, are taxable to them as ordinary income. Nevertheless, securities transactions for the Fund will be based only upon investment considerations and will not be limited by any other considerations when Dreyfus deems its appropriate to make changes in the Fund's assets. The portfolio turnover rate for the Fund is calculated by dividing the lesser of the Fund's annual sales or purchases of portfolio securities (exclusive of purchases and sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of securities in the Fund during the year. Portfolio turnover may vary from year to year as well as within a year. The portfolio turnover rates for the fiscal years ended October 31, 1997 and 1998 were
and        , respectively.

                            PERFORMANCE INFORMATION

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION IN THE FUND'S PROSPECTUS ENTITLED "PAST PERFORMANCE."

      Average annual total returns (expressed as a percentage) for Class A shares, Class B shares, Class C shares and Class R shares of the Fund for the periods noted were:

                              AVERAGE ANNUAL TOTAL RETURN FOR THE
                              PERIODS ENDED OCTOBER 31, 1998
                              1 YEAR                  INCEPTION
Class A shares                      _____%            _____% (9/2/94)
Class B shares                      _____%            _____% (12/19/94)
Class C shares                      _____%            _____% (12/19/94)
Class R shares                      _____%            _____% (9/2/94)

Inception date appears in parentheses following the average annual total return since inception.

      The foregoing chart assumes, where applicable, deduction of the maximum sales load from the hypothetical initial investment at the time of purchase and the assessment of the maximum CDSC.

      Average annual total return is calculated by determining the ending redeemable value of an investment purchased at NAV (maximum offering price in the case of Class A) per share with a hypothetical $1,000 payment made at the beginning of the period (assuming the reinvestment of dividends and other distributions), dividing by the amount of the initial investment, taking the "n"th root of the quotient (where "n" is the number of years in the period) and subtracting 1 from the result. The average annual total return figures for a Class calculated in accordance with such formula assume that, in the case of Class A, the maximum sales load has been deducted from the hypothetical initial investment at the time of purchase or, in the case of Class B or Class C, the maximum applicable CDSC has been paid upon redemption at the end of the period.

      The Fund's total return for the period September 2, 1994 (commencement of operations) to October 31, 1998 for Class R was ____%. The Fund's total return for Class A for the period September 2, 1994 (commencement of operations) to October 31, 1998 was ____%. Based on NAV per share, the total return for Class A was ____% for this period. The Fund's total return for Class B and Class C for the period from December 19, 1994 (inception date of Class B and Class C) through October 31, 1998 was ____% and ____%, respectively. Without giving effect to the applicable CDSC, total return for Class B and Class C was ____% and ____%, respectively.

      Total return is calculated by subtracting the amount of the Fund's NAV (maximum offering price in the case of Class A) per share at the beginning of a stated period from the NAV (maximum offering price in the case of Class A) per share at the end of the period (after giving effect to the reinvestment of dividends and other distributions during the period and any applicable CDSC), and dividing the result by the NAV (maximum offering price in the case of Class
A) per share at the beginning of the period. Total return also may be calculated based on the NAV per share at the beginning of the period instead of the maximum offering price per share at the beginning of the period for Class A shares or without giving effect to any applicable CDSC at the end of the period for Class B or Class C shares. In such cases, the calculation would not reflect the deduction of the sales load with respect to Class A shares or any applicable CDSC with respect to Class B or Class C shares, which, if reflected would reduce the performance quoted.

      From time to time, Fund advertisements may include statistical data or general discussions about the growth and development of Dreyfus Retirement Services (in terms of new customers, assets under management, market share, etc.) and its presence in the defined contribution plan market. From time to time, advertising materials for the Fund may refer to Morningstar ratings and related analyses supporting the rating.

      From time to time, advertising material for the Fund may include biographical information relating to its portfolio manager and may refer to, or include commentary by the portfolio manager relating to investment strategy, asset growth, current or past business, political, economic or financial conditions and other matters of general interest to investors.


                          INFORMATION ABOUT THE FUND

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION IN THE FUND'S PROSPECTUS ENTITLED "THE FUND."

     The Company has an authorized capitalization of 25 billion shares of $0.001 per value stock.

      Each Fund share has one vote and, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. The Fund is one of nineteen portfolios of the Company. Fund shares have no preemptive, subscription or conversion rights and are freely transferable.

      Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Company to hold annual meetings of shareholders. As a result, Fund shareholders may not consider each year the election of Board members or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Company to hold a special meeting of shareholders for purposes of removing a Board member from office. Shareholders may remove a Board member by the affirmative vote of a majority of the Company's outstanding voting shares. In addition, the Board will call a meeting of shareholders for the purpose of electing Board members if, at any time, less than a majority of the Board members then holding office have been elected by shareholders.

      The Company is a "series fund," which is a mutual fund divided into separate portfolios, each of which is treated as a separate entity for certain matters under the 1940 Act and for other purposes. A shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. For certain matters shareholders vote together as a group; as to others they vote separately by portfolio.

      Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise to the holders of the outstanding voting securities of an investment company, such as the Company, will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series affected by such matter. Rule 18f-2 further provides that a series shall be deemed to be affected by a matter unless it is clear that the interests of each series in the matter are identical or that the matter does not affect any interest of such series. The Rule exempts the selection of independent accountants and the election of Board members from the separate voting requirements of the Rule.

      The Fund will send annual and semi-annual financial statements to all of its shareholders.


          TRANSFER AND DIVIDEND DISBURSING AGENT, CUSTODIAN, COUNSEL
                           AND INDEPENDENT AUDITORS

      Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, P.O. Box 9671, Providence, Rhode Island 02940-9671, is the Company's transfer and dividend disbursing agent. Under a transfer agency agreement with the Company, Dreyfus Transfer, Inc. arranges for the maintenance of shareholder account records for the Fund, the handling of certain communications between shareholders and the Fund, and the payment of dividends and distributions payable by the Fund. For these services, Dreyfus Transfer, Inc. receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Company during the month, and is reimbursed for certain out-of-pocket expenses.

      Mellon Bank, the parent of Dreyfus, located at One Mellon Bank Center, Pittsburgh, Pennsylvania 15258, acts as custodian of the Fund's investments. Under a custody agreement with the Company, Mellon Bank holds the Fund's portfolio securities and keeps all necessary accounts and records. Dreyfus Transfer, Inc. and Mellon Bank, as custodian, have no part in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

     ____________________,   1800  Massachusetts  Avenue,  N.W.,  Second  Floor,
Washington, D.C. 20036-1800, has passed upon the legality of the shares offered by the Prospectus and this Statement of Additional Information.

     ___________________, was appointed by the Directors to serve as the Fund's independent auditors for the year ending October 31, 1999, providing audit services including (1) examination of the annual financial statements, (2) assistance, review and consultation in connection with SEC filings and (3) review of the annual federal income tax return filed on behalf of the Fund.

                              FINANCIAL STATEMENTS

      The financial statements for the fiscal year ended October 31, 1998, including notes to the financial statements and supplementary information, and the Independent Auditors' Report are included in the Annual Report to shareholders. A copy of the Annual Report accompanies this Statement of Additional Information. The financial statements included in the Annual Report, and the Independent Auditors' Report thereon contained therein, and related notes, are incorporated herein by reference.

                                   APPENDIX

                  DESCRIPTION OF STANDARD AND POOR'S, MOODY'S, FITCH IBCA
                                      AND DUFF RATINGS


STANDARD & POOR'S ("S&P")

BOND RATINGS

AAA         An obligation  rated 'AAA' has the highest  rating  assigned by S&P.
            The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated 'AA' differs from the highest rated issues only in small degree. The obligors capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB         An obligation rated 'BBB' exhibits adequate  protection  parameters.
            However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

      Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated 'B' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC An obligation rated 'CCC' is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC          An  obligation  rated  'CC'  is  currently   highly   vulnerable  to
            nonpayment.

C The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on a obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

      The ratings from 'AA' to 'CCC' may be modified by the addition of a plus (+) or a minus (-) sign to show relative standing within the major rating categories

NOTE RATINGS

SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse finance and economic changes over the term of the notes.

SP-3        Speculative capacity to pay principal and interest.







                                     B-63A

COMMERCIAL PAPER RATINGS

      An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issuers designated 'A-1.'

A-3 Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated 'B' are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments of principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.

MOODY'S

BOND RATINGS

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and generally are referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what generally are known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba          Bonds  which are rated Ba are judged to have  speculative  elements;
            their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

      Moody's applies the numerical modifiers 1, 2 and 3 to show relative standing within each generic rating classification from Aa through B. The modifier 1 indicates a ranking for the security in the higher end of a rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of a rating category.

NOTES AND OTHER SHORT-TERM OBLIGATIONS

      There are four rating categories for short-term obligations that define an investment grade situation. These are designated Moody's Investment Grade as MIG 1 (best quality) through MIG 4 (adequate quality). Short-term obligations of speculative quality are designated SG.

      In the case of variable rate demand obligations (VRDOs), a two component rating is assigned. The first element represents an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other represents an evaluation of the degree of risk associated with the demand feature. The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

MIG 1/
VMIG 1 This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG-2/
MIG 2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/
VMIG 3 This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG 4/
VMIG 4 This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

COMMERCIAL PAPER RATING

      Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

o     Leading market positions in well-established industries.
o     High rates of return on funds employed.
o Conservative capitalization structure with moderate reliance on debt and ample asset protection.
o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
o Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser agree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternative liquidity is maintained.

FITCH IBCA

BOND RATINGS

AAA Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. 'BBB' rating indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC,CC,C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default.

DDD, DD,
 and D Default. Securities are not meeting current obligations and are extremely speculative. 'DDD' designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, 'DD' indicates expected recovery of 50% - 90 of such outstandings, and 'D' the lowest recovery potential, i.e. below 50%.



SHORT-TERM AND COMMERCIAL PAPER RATINGS

      A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F-1+ Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F-2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F-3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D Default. Denotes actual or imminent payment default.

"+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' long-term rating category, to categories below 'CCC', or to short-term ratings other than 'F-1'.

DUFF & PHELPS INC. ("DUFF & PHELPS")

LONG-TERM RATINGS

AAA Highest credit quality. The risks factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+ High credit quality. Protection factors are strong. Risk is modest but AA may vary slightly from time to time because of economic conditions.
AA-

A+ Protections factors are average but adequate. However, risk factors are A more variable and greater in periods of economic stress.
A-

BBB+ Below-average protection factors but still considered sufficient for prudent BBB investment. Considerable variability in risk during economic cycles.
BBB-


BB+         Below investments grade but deemed likely to meet  obligations  when
BB          due. Present or prospective financial  protection factors  fluctuate
BB-         according  to  industry  conditions  or  company  fortunes.  Overall quality may move up or down frequently within this category.

B+          Below investment grade and possessing risk that obligations will not
B           be met when due. Financial protection factors will fluctuate  widely
B-          according  to  economic  cycles,  industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC Well below investment-grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD          Defaulted  debt   obligations.   Issuer  failed  to  meet  scheduled
            principal and/or interest payments.

SHORT-TERM AND COMMERCIAL PAPER RATINGS

D-1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

D-1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

D-1- High certainly of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

D-2 Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financial requirements, access to capital markets is good. Risk factors are small.

D-3 Satisfactory liquidity and other protection factors qualify issues as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

D-4 Speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

D-5         Issuer failed to meet scheduled principal and/or interest payments.

Dreyfus Premier Midcap Stock Fund

Investing in midcap stocks for investment returns that exceed the S&P 400

PROSPECTUS March 1, 1999

(reg.tm)

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The Fund

Dreyfus Premier Midcap Stock Fund
                                           ---------------------------------

                                           Ticker Symbols  CLASS A: XXXXX

                                                           CLASS B: XXXXX

                                                           CLASS C: XXXXX

                                                           CLASS R: XXXXX

Contents

The Fund
--------------------------------------------------------------------------------

Goal/Approach                                                  INSIDE COVER

Main Risks                                                                1

Past Performance                                                          1

Expenses                                                                  2

Management                                                                3

Financial Highlights                                                      4

Your Investment
--------------------------------------------------------------------------------

Account Policies                                                          6

Distributions and Taxes                                                   8

Services for Fund Investors                                               9

Instructions for Regular Accounts                                        10

Instructions for IRAs                                                    11

For More Information
--------------------------------------------------------------------------------

INFORMATION ON THE FUND'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.

GOAL/APPROACH

The fund seeks investment returns (consisting of capital appreciation and income) that are consistently superior to the Standard & Poor's 400 Midcap Index((reg.tm)) (S&P 400). This objective may be changed without shareholder approval. To pursue its goal, the fund invests at least 65% of total assets in a blended portfolio of growth and value stocks of medium-size companies, those whose market values range between $200 million and $5 billion. Stocks are chosen through a disciplined process combining computer modelling techniques, fundamental analysis and risk management. Consistency of returns and stability of the fund's share price compared to the S&P 400 are primary goals of the process.

Dreyfus uses a computer model to identify and rank stocks within an industry or sector based on:

 . VALUE, or how a stock is priced relative to its perceived intrinsic worth

 .  GROWTH, in this case the sustainability or growth of earnings

 .  FINANCIAL PROFILE, which measures the financial health of the company

Next, Dreyfus uses fundamental analysis to select the most attractive of the top-ranked securities, drawing on information technology as well as Wall Street sources and company management.

Then Dreyfus manages risk by diversifying across companies and industries, limiting the potential adverse impact from any one stock or industry. The fund is structured so that its sector weightings and risk characteristics, such as growth, size, quality and yield, are similar to those of the S&P 400.

Concepts to understand

MIDCAP COMPANIES: established companies that may not be well known. Midcap companies have the potential to grow faster than large-cap companies, but may lack the resources to weather economic shifts, and are more volatile than large companies.

COMPUTER MODEL: a proprietary computer model that evaluates and ranks a universe of 2,000 stocks. Dreyfus reviews each of the screens on a regular basis. Dreyfus also maintains the flexibility to adapt the screening criteria to changes in market and economic conditions.

INSIDE COVER

MAIN RISKS

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price. The value of your investment in the fund will go up and down, which means that you could lose money.

Midsize companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. Some of the fund's investments will rise and fall based on investor perception rather than economics.

Although the fund seeks to manage risk by broadly diversifying among industries and by maintaining a risk profile very similar to the S&P 400 Index, the fund is expected to hold fewer securities than the index. Owning fewer securities and the ability to purchase companies not listed in the index can cause the fund to underperform the index.

By investing in a mix of growth and value companies, the fund assumes the risks of both and may achieve more modest gains than funds that use only one investment style. Because the stock prices of growth companies are based in part on future expectations, they may fall sharply if earnings expectations are not met or investors believe the prospects for a stock, industry or the economy in general are weak. Growth stocks also typically lack the dividend yield that could cushion stock prices in market downturns. With value stocks, there is the risk that they may never reach what the manager believes is their full market value, or that their intrinsic values may fall. While investments in value stocks may limit downside risk over time, they may produce smaller gains than riskier stocks.

Other potential risks

The fund may invest in options and futures to hedge the fund's portfolio and also to increase returns. There is the risk that such practices may reduce returns or increase volatility.

The fund may invest in securities of foreign issuers, which carry additional risks such as less liquidity, changes in currency exchange rates, a lack of adequate company information and political instability.

PAST PERFORMANCE

The first table shows how the performance of the fund's Class R shares has varied from year to year. The second table compares the performance of each share class over time to that of the S&P 400, a widely recognized unmanaged index of midcap stock performance. These returns reflect any applicable sales loads. Both tables assume the reinvestment of dividends and distributions. As with all mutual funds, the past is not a prediction of the future.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

BEST QUARTER:                    QX 'XX                      X.XX%

WORST QUARTER:                   QX 'XX                      X.XX%
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/98

                              Inception date                      1 Year                   5 Years               Life of fund
------------------------------------------------------------------------------------------------------------------------------------

CLASS A                          (4/6/94)                         X.XX%                    --                    --

CLASS B                          (1/16/98)                        --                       --                    --

CLASS C                          (1/16/98)                        --                       --                    --

CLASS R                         (11/12/93)                        X.XX%                    X.XX%                 X.XX%

S&P 400
MIDCAP INDEX                                                      X.XX%                    X.XX%                 X.XX%*


* FOR COMPARATIVE PURPOSES, THE VALUE OF THE INDEX ON 10/31/93 IS USED AS THE BEGINNING VALUE ON 11/12/93.

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

The Fund       1

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the tables below.

Fee table

                                                                             CLASS A         CLASS B        CLASS C        CLASS R
------------------------------------------------------------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION FEES (FEES PAID FROM YOUR ACCOUNT)

Maximum sales charge on purchases

AS A % OF OFFERING PRICE                                                        5.75           NONE           NONE           NONE

Maximum deferred sales charge (CDSC)

AS A % OF PURCHASE OR SALE PRICE, WHICHEVER IS LESS                             NONE*          4.00           1.00           NONE
------------------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES PAID FROM FUND ASSETS)

% OF AVERAGE DAILY NET ASSETS

Management fees                                                                 1.10           1.10           1.10           1.10

12b-1 fee                                                                        .25           1.00           1.00           NONE

Other expenses                                                                   .00            .00            .00            .00
------------------------------------------------------------------------------------------------------------------------------------

TOTAL                                                                           1.35           2.10           2.10           1.10

* SHARES BOUGHT WITHOUT AN INITIAL SALES CHARGE AS PART OF AN INVESTMENT OF $1
MILLION OR MORE MAY BE CHARGED A CDSC OF 1.00% IF REDEEMED WITHIN ONE YEAR.

Expense example

                                               1 Year               3 Years             5 Years              10 Years
------------------------------------------------------------------------------------------------------------------------------------

CLASS A                                        $0,000              $0,000               $0,000               $0,000

CLASS B
WITH REDEMPTION                                $0,000              $0,000               $0,000               $0,000**
WITHOUT REDEMPTION                             $0,000              $0,000               $0,000               $0,000**

CLASS C
WITH REDEMPTION                                $0,000              $0,000               $0,000               $0,000
WITHOUT REDEMPTION                             $0,000              $0,000               $0,000               $0,000

CLASS R                                        $0,000              $0,000               $0,000               $0,000

** ASSUMES CONVERSION OF CLASS B TO CLASS A AT END OF THE SIXTH YEAR FOLLOWING THE DATE OF PURCHASE.

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to The Dreyfus Corporation for managing the fund. Unlike the arrangements between most investment advisers and their funds, Dreyfus pays all fund expenses except for brokerage fees, taxes, interest, fees and expenses of the independent directors, Rule 12b-1 fees and extraordinary expenses.

12B-1 FEE: the fee paid out of fund assets (attributable to appropriate share classes) for promotional expenses and shareholder service. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

MANAGEMENT

The investment adviser for the fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages one of the nation's leading mutual fund complexes, with more than $112 billion in more than 160 mutual fund portfolios. Dreyfus is the mutual fund business of Mellon Bank Corporation, a broad-based financial services company with a bank at its core. With more than $350 billion of assets under management and $1.7 trillion of assets under administration and custody, Mellon provides a full range of banking, investment and trust products and services to individuals, businesses and institutions. Its mutual fund companies place Mellon as the leading bank manager of mutual funds. Mellon is headquartered in Pittsburgh, Pennsylvania.


Management philosophy

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, the firm seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

Portfolio manager

John O'Toole has managed the fund since its inception and has been employed by Dreyfus as a portfolio manager since October 1994. Mr. O'Toole is a senior vice president and a portfolio manager for Mellon Equity Associates. He has been employed by Mellon Bank since 1979.

Concepts to understand

YEAR 2000 ISSUES: the fund could be adversely affected if the computer systems used by Dreyfus and the fund's other service providers do not properly process and calculate date-related information from and after January 1, 2000.

Dreyfus is working to avoid year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by year 2000-related problems. This could have an impact on the value of the fund's investments and its share price.

The Fund       3

FINANCIAL HIGHLIGHTS

The following tables describe the performance of each share class for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by_____________, whose report, along with the fund's financial statements, is included in the annual report.


                                                                                                    YEAR ENDED OCTOBER 31,

 CLASS A                                                                         1998       1997       1996      1995      1994(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                                        14.36     11.92       9.75      10.00

 Investment operations:  Investment income (loss) -- net                                       .02       .04        .09        .05

                         Net realized and unrealized gain (loss) on investments               4.79      2.98       2.17      (.26)

 Total from investment operations                                                             4.81      3.02       2.26      (.21)

 Distributions:          Dividends from investment income -- net                             (.01)     (.05)      (.09)      (.04)

                         Dividends from net realized gain on investments                    (2.14)     (.53)         --         --

 Total distributions                                                                        (2.15)     (.58)      (.09)      (.04)

 Net asset value, end of period                                                              17.02     14.36     11.92        9.75

 Total return (%)(2)                                                                         38.40     26.29      23.39  (2.06)(3)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                                 1.35      1.35       1.35       .80(3)

 Ratio of net investment income (loss) to average net assets (%)                              .16       .28        .86       .42(3)

 Portfolio turnover rate (%)                                                                81.87     90.93      71.00     83.00(3)
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                                       6,847     3,205      1,417         54

(1)  FOR THE PERIOD FROM APRIL 6, 1994 THROUGH OCTOBER 31, 1994.

(2)  EXCLUSIVE OF SALES LOAD.(

(3)  NOT ANNUALIZED.

                                                                                                             PERIOD ENDED
                                                                                                              OCTOBER 31,
 CLASS B                                                                                                        1998(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

Net asset value, beginning of period

Investment operations:  Investment income (loss) -- net

                         Net realized and unrealized gain (loss) on investments

 Total from investment operations

 Net asset value, end of period

 Total return (%)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)

Ratio of net investment income (loss) to average net assets (%)

Portfolio turnover rate (%)
--------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)

(1)  FOR THE PERIOD FROM JANUARY 16, 1998 THROUGH OCTOBER 31, 1998.

(2)  NOT ANNUALIZED.

(3)  EXCLUSIVE OF SALES LOAD.




4A

                                                                PERIOD ENDED
                                                                 OCTOBER 31,
CLASS C                                                            1998(1)
--------------------------------------------------------------------------------

PER-SHARE DATA ($)

Net asset value, beginning of period

Investment operations:  Investment income (loss) -- net

                         Net realized and unrealized gain (loss) on investments

 Total from investment operations

 Net asset value, end of period

 Total return (%)

------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)

Ratio of net investment income (loss) to average net assets (%)

Portfolio turnover rate (%)
--------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)

(1)  FOR THE PERIOD FROM JANUARY 16, 1998 THROUGH OCTOBER 31, 1998.

(2)  NOT ANNUALIZED.

(3)  EXCLUSIVE OF SALES LOAD.

                                                                                                    YEAR ENDED OCTOBER 31,

 CLASS R                                                                         1998       1997       1996      1995      1994(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                                        14.36     11.92       9.76      10.00

 Investment operations:  Investment income -- net                                              .05       .07        .12      .09(2)

                         Net realized and unrealized gain (loss)
                         on investments                                                       4.80      2.98       2.16      (.27)

 Total from investment operations                                                             4.85      3.05       2.28      (.18)

 Distributions:          Dividends from investment income -- net                             (.04)     (.08)      (.12)      (.06)

                         Dividends from net realized gain on investments                    (2.14)     (.53)         --         --

 Total distributions                                                                        (2.18)     (.61)      (.12)      (.06)

 Net asset value, end of period                                                              17.03     14.36      11.92       9.76

 Total return (%)                                                                            38.88     26.61      23.57  (1.77)(3)
------------------------------------------------------------------------------------------------------------------------------------

5

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                                  1.10      1.10       1.10    1.13(3,4)

 Ratio of net investment income to average net assets (%)                                      .42       .57       1.11     .95(3)

 Portfolio turnover rate (%)                                                                 81.87     90.93      71.00   83.00(3)
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                                      31,769    15,644     12,129     18,169

(1)  FOR THE PERIOD FROM NOVEMBER 12, 1993 THROUGH OCTOBER 31, 1994.

(2)  NET INVESTMENT INCOME BEFORE REIMBURSEMENT OF EXPENSES BY THE INVESTMENT ADVISER FOR THE PERIOD ENDED OCTOBER 31, 1994 WAS
$0.06.

(3)  NOT ANNUALIZED.

(4)  ANNUALIZED EXPENSE RATIO BEFORE VOLUNTARY REIMBURSEMENT OF EXPENSES BY THE INVESTMENT ADVISER FOR THE PERIOD ENDED OCTOBER 31,
1994 WAS 1.48%.

The Fund


5A

Your Investment

ACCOUNT POLICIES

THE DREYFUS PREMIER FUNDS are designed primarily for people who are investing through a third party, such as a bank, broker-dealer or financial adviser, or in a 401(k) or other retirement plan. Third parties with whom you open a fund account may impose policies, limitations and fees which are different from those described here. Consult your financial representative for more information.

YOU WILL NEED TO CHOOSE A SHARE CLASS before making your initial investment. In making your choice, you should weigh the impact of all potential costs over the length of your investment, including sales charges and annual fees. For example, in some cases, it can be more economical to pay an initial sales charge than to choose a class with no initial sales charge but higher annual fees and a CDSC.

 . Class A shares can be the most cost-effective choice, if you are investing for the long term, especially if you are investing
   $50,000 or more.

 . Class B shares can make sense if you have a long time horizon and are investing less than $50,000.

 . Class C shares may be appropriate if you have a shorter or less certain time horizon and are investing less than $50,000.

 . Class R shares are designed for eligible institutions on behalf of their clients. Individuals may not purchase these shares directly.

Share class charges

EACH SHARE CLASS has its own fee structure. In some cases, you may not have to pay a sales charge to buy or sell shares. Contact your financial representative or the SAI to see if this may apply to you. Shareholders owning Class A shares on January 15, 1998 are not subject to any front-end sales loads.
--------------------------------------------------------------------------------

Sales charges

CLASS A -- CHARGED WHEN YOU BUY SHARES

                                    Sales charge           Sales charge as
                                    deducted as a %        a % of your
Your investment                     of offering price      net investment
--------------------------------------------------------------------------------

Up to $49,999                       5.75%                  6.10%

$50,000 -- $99,999                  4.50%                  4.70%

$100,000 -- $249,999                3.50%                  3.60%

$250,000 -- $499,999                2.50%                  2.60%

$500,000 -- $999,999                2.00%                  2.00%

$1 million or more*                 0.00%                  0.00%

* A 1.00% contingent deferred sales charge may be charged on any shares sold within one year of purchase (except shares bought through reinvestment).

Class A shares also carry an annual Rule 12b-1 fee of 0.25% of the class's average net assets.
--------------------------------------------------------------------------------

CLASS B -- CHARGED WHEN YOU SELL SHARES

                                    Contingent deferred sales charge
Time since you bought               as a % of your initial investment or
the shares you are selling          your redemption (whichever is less)
--------------------------------------------------------------------------------

Up to 2 years                       4.00%

2 -- 4 years                        3.00%

4 -- 5 years                        2.00%

5 -- 6 years                        1.00%

More than 6 years                   Shares will automatically
                                    convert to Class A

Class B shares also carry an annual Rule 12b-1 fee of 1.00% of the class's average daily net assets.
--------------------------------------------------------------------------------

CLASS C -- CHARGED WHEN YOU SELL SHARES

A 1.00% CDSC is imposed on redemptions made within the first year of purchase. Class C shares also carry an annual Rule 12b-1 fee of 1.00% of the class's average daily net assets.
--------------------------------------------------------------------------------

CLASS R -- NO SALES LOAD OR RULE 12B-1 FEES

Reduced Class A sales charge

LETTER OF INTENT: lets you purchase Class A shares over a 13-month period and receive the same sales charge as if all shares had been purchased at once.

RIGHT OF ACCUMULATION: lets you add the value of any Class A shares you already own to the amount of your next Class A investment for purposes of calculating the sales charge.

CONSULT THE STATEMENT OF ADDITIONAL INFORMATION (SAI) OR YOUR FINANCIAL REPRESENTATIVE FOR MORE DETAILS.

6A

Buying shares

THE NET ASSET VALUE (NAV) of each class is generally calculated as of the close of trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern time) every day the exchange is open. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other entity authorized to accept orders on behalf of the fund. The fund's investments are valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the fund's board.

ORDERS RECEIVED BY DEALERS by the close of trading on the NYSE and transmitted to the distributor or its designee by the close of its business day (normally 5:
15 p.m. Eastern time) will be based on the NAV determined as of the close of trading on the NYSE that day.
--------------------------------------------------------------------------------

Minimum investments

                                   Initial            Additional
--------------------------------------------------------------------------------

REGULAR ACCOUNTS                   $1,000             $100; $500 FOR
                                                      TELETRANSFER INVESTMENTS

TRADITIONAL IRAS                   $750               NO MINIMUM

SPOUSAL IRAS                       $750               NO MINIMUM

ROTH IRAS                          $750               NO MINIMUM

EDUCATION IRAS                     $500               NO MINIMUM
                                                      AFTER THE FIRST YEAR

DREYFUS AUTOMATIC                  $100               $100
INVESTMENT PLANS

All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum TeleTransfer purchase is $150,000 per day.

Concepts to understand

NET ASSET VALUE (NAV): the market value of one share, computed by dividing the total net assets of a fund or class by its shares outstanding. The fund's Class A shares are offered to the public at NAV plus a sales charge. Classes B, C and R are offered at NAV, but may be subject to higher annual operating fees and a sales charge upon redemption.

Selling shares

YOU MAY SELL SHARES AT ANY TIME through your financial representative, or you can contact the fund directly. Your shares will be sold at the next NAV calculated after your order is accepted by the fund's transfer agent or other entity authorized to accept orders on behalf of the fund. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.

TO KEEP YOUR CDSC AS LOW AS POSSIBLE, each time you request to sell shares we will first sell shares that are not subject to a CDSC, and then those subject to the lowest charge. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. There are certain instances when you may qualify to have the CDSC waived. Consult your financial representative or the SAI for details.

BEFORE SELLING RECENTLY PURCHASED SHARES, please note that if the fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds until it has collected payment, which may take up to eight business days.

Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

 . amounts of $1,000 or more on accounts whose address has been changed within the last 30 days

 .  requests to send the proceeds to a different payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A SIGNATURE GUARANTEE helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.

Your Investment
7A

General policies

IF YOUR ACCOUNT FALLS BELOW $500, the fund may ask you to increase your balance. If it is still below $500 after 45 days, the fund may close your account and send you the proceeds.

UNLESS YOU DECLINE TELEPHONE PRIVILEGES on your application, you may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

THE FUND RESERVES THE RIGHT TO:

 . refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group who, in the fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the fund within a calendar year)

 . refuse any purchase or exchange request in excess of 1% of the fund's total assets

 . change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

 .  change its minimum investment amounts

 . delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

The fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).

DISTRIBUTIONS AND TAXES

THE FUND GENERALLY PAYS ITS SHAREHOLDERS dividends from its net investment income, and distributes any net capital gains that it has realized once a year. Each share class will generate a different dividend because each has different expenses. Your distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

FUND DIVIDENDS AND DISTRIBUTIONS ARE TAXABLE to most investors (unless your investment is in an IRA or other tax-advantaged account). The tax status of any distribution is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash. In general, distributions are taxable as follows:
--------------------------------------------------------------------------------

Taxability of distributions

Type of                       Tax rate for          Tax rate for
distribution                  15% bracket           28% bracket or above
--------------------------------------------------------------------------------

INCOME                        ORDINARY              ORDINARY
DIVIDENDS                     INCOME RATE           INCOME RATE

SHORT-TERM                    ORDINARY              ORDINARY
CAPITAL GAINS                 INCOME RATE           INCOME RATE

LONG-TERM
CAPITAL GAINS                 10%                   20%

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Taxes on transactions

Except between tax-deferred accounts, any sale or exchange of fund shares may generate a tax liability. Of course, withdrawals or distributions from tax-deferred accounts are taxable when received.

The table above can provide a guide for potential tax liability when selling or exchanging fund shares. "Short-term capital gains" applies to fund shares sold up to 12 months after buying them. "Long-term capital gains" applies to shares sold after 12 months.

SERVICES FOR FUND INVESTORS

THE THIRD PARTY THROUGH WHOM YOU PURCHASED fund shares may impose different restrictions on these services and privileges offered by the fund, or may not make them available at all. Consult your financial representative for more information on the availability of these services and privileges.

Automatic services

BUYING OR SELLING SHARES AUTOMATICALLY is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application, or by calling your financial representative or 1-800-554-4611.
--------------------------------------------------------------------------------

For investing

DREYFUS AUTOMATIC               For making automatic investments
ASSET BUILDER((reg.tm))         from a designated bank account.

DREYFUS GOVERNMENT              For making automatic investments
DIRECT DEPOSIT                  from your federal employment,
PRIVILEGE                       Social Security or other regular
                                federal government check.

DREYFUS DIVIDEND                For automatically reinvesting the
SWEEP                           dividends and distributions from
                                one Dreyfus fund into another
                                (not available for IRAs).
--------------------------------------------------------------------------------

For exchanging shares

DREYFUS AUTO-                   For making regular exchanges
EXCHANGE PRIVILEGE              from one Dreyfus fund into
                                another.
--------------------------------------------------------------------------------

For selling shares

DREYFUS AUTOMATIC               For making regular withdrawals
WITHDRAWAL PLAN                 from most Dreyfus funds. There will be no CDSC
                                on Class B shares, as long as the amounts withdrawn do not exceed 12% annually of the account value at the time the shareholder elects to participate in the plan.

Exchange privilege

YOU CAN EXCHANGE SHARES WORTH $500 OR MORE (no minimum for retirement accounts) from one class of the fund into the same class of another Dreyfus Premier fund. You can request your exchange by contacting your financial representative. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange will have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has a higher one.

TeleTransfer privilege

TO MOVE MONEY BETWEEN YOUR BANK ACCOUNT and your Dreyfus fund account with a phone call, use the TeleTransfer privilege. You can set up TeleTransfer on your account by providing bank account information and following the instructions on your application, or contact your financial representative.

Reinvestment privilege

UPON WRITTEN REQUEST, YOU CAN REINVEST up to the number of Class A or B shares you redeemed within 45 days of selling them at the current share price without any sales charge. If you paid a CDSC, it will be credited back to your account. This privilege may be used only once.

Account statements

EVERY FUND INVESTOR automatically receives regular account statements. You'll also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

Your Investment

INSTRUCTIONS FOR REGULAR ACCOUNTS

   TO OPEN AN ACCOUNT

            In Writing

Complete the application.

Mail your application and a check to:
Name of Fund
P.O. Box 6587, Providence, RI 02940-6587
Attn: Institutional Processing


TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check.

Mail the slip and the check to:
Name of Fund
P.O. Box 6587
Providence, RI 02940-6587
Attn: Institutional Processing


           By Telephone

WIRE  Have your bank send your
investment to Boston Safe Deposit & Trust Co., with these instructions:

   * ABA# 011001234

   * DDA# 044210

   * the fund name

   * the share class

   * your Social Security or tax ID number

   * name(s) of investor(s)

   * dealer number if applicable

Call us to obtain an account number. Return your application with the account number on the application.

WIRE Have your bank send your investment to Boston Safe Deposit & Trust Co., with these instructions:

* ABA# 011001234

* DDA# 044210

* the fund name

* the share class

* your account number

* name(s) of investor(s)

* dealer number if applicable

ELECTRONIC CHECK Same as wire, but before your account number insert "4040" for Class A, "4700" for Class B, "4710" for Class C, "4030" for Class R

TELETRANSFER Request TeleTransfer on your application. Call us to request your transaction.

           Automatically

WITH AN INITIAL INVESTMENT Indicate on your application which automatic service(s) you want. Return your application with your investment.

ALL SERVICES Call us or your financial representative to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials.

TO SELL SHARES

Write a letter of instruction that includes:

* your name(s) and signature(s)

* your account number

* the fund name

* the dollar amount you want to sell

* how and where to send the proceeds

Obtain a signature guarantee or other  documentation, if required  (see page 9).

Mail your request to:
The Dreyfus Family of Funds
P.O. Box 6587
Providence, RI 02940-6587
Attn: Institutional Processing

WIRE Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

TELETRANSFER Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be sent to your bank by electronic check.

CHECK Call us or your financial representative to request your transaction. A check will be sent to the address of record.

AUTOMATIC WITHDRAWAL PLAN Call us or your financial representative to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Be sure to maintain an account balance of $5,000 or more.

To open an account, make subsequent investments or to sell shares, please contact your financial representative or call toll free in the U.S. 1-800-554-4611. Make checks payable to: THE DREYFUS FAMILY OF FUNDS

Concepts to understand

WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

10A

INSTRUCTIONS FOR IRAS

   TO OPEN AN ACCOUNT

            In Writing

Complete an IRA application, making sure to specify the fund name and to indicate the year the contribution is for.

Mail your application and a check to:
The Dreyfus Trust Company, custodian
P.O. Box 6427
Providence, RI 02940-6427
Attn: Institutional Processing


TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check. Indicate the year the contribution is for.

Mail in the slip and the check to:
The Dreyfus Trust Company
P.O. Box 6427
Providence, RI 02940-6427
Attn: Institutional Processing


           By Telephone
           ------------

WIRE Have your bank send your investment to Boston Safe Deposit & Trust Co., with these instructions:

* ABA# 011001234

* DDA# 044210

* the fund name

* the share class

* your account number

* name of investor

* the contribution year

* dealer number if applicable

ELECTRONIC CHECK Same as wire, but before your account number insert "4040" for Class A, "4700" for Class B, "4710" for Class C, "4030" for Class R

            Automatically
            -------------

ALL SERVICES Call us or your financial representative to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials. All contributions will count as current year.

TO SELL SHARES

Write a letter of instruction that includes:

* your name and signature

* your account number and fund name

* the dollar amount you want to sell

* how and where to send the proceeds

* whether the distribution is qualified or premature

* whether the 10% TEFRA should be withheld

Obtain a signature guarantee or other documentation, if required (see page 9).

Mail in your request to:
The Dreyfus Trust Company
P.O. Box 6427
Providence, RI 02940-6427
Attn: Institutional Processing

      ------------------------

SYSTEMATIC WITHDRAWAL PLAN Call us to request instructions to establish the plan.

For information and assistance, contact your financial representative or call toll free in the U.S. 1-800-554-4611. Make checks payable to: THE DREYFUS TRUST COMPANY, CUSTODIAN

Your Investment

For More Information

Dreyfus Premier Midcap Stock Fund
--------------------------------------

SEC file number:  811-5270

More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund's performance, lists portfolio holdings and contains a letter from the fund's manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund's performance during the last fiscal year.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call your financial representative or 1-800-554-4611

BY MAIL  Write to:  The Dreyfus Premier Family of Funds
                    144 Glenn Curtiss
                    Boulevard Uniondale, NY 11556-0144

ON THE INTERNET Text-only versions of fund documents can be viewed online or downloaded from http://www.sec.gov

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009.

(COPYRIGHT) 1999, Dreyfus Service Corporation
330/730P0399

[Application p 1 here]

[Application p 2 here]

                        DREYFUS PREMIER MIDCAP STOCK FUND
                  CLASS A, CLASS B, CLASS C AND CLASS R SHARES
                                     PART B
                      (STATEMENT OF ADDITIONAL INFORMATION)
                                  MARCH 1, 1999

________________________________________________________________________________

      This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current Prospectus of the Dreyfus Premier Midcap Stock Fund (the "Fund"), dated March 1, 1999, as it may be revised from time to time. The Fund is a separate, diversified portfolio of The Dreyfus/Laurel Funds, Inc., an open-end management investment company (the "Company"), known as a mutual fund. To obtain a copy of the Fund's Prospectus, please write to the Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, or call one of the following numbers:

            Call Toll Free 1-800-554-4611
            In New York City -- Call 1-718-895-1206
            Outside the U.S. -- Call 516-794-5452


                               TABLE OF CONTENTS
                                                                        Page

Description of the Fund...........................................       B-2
Management of the Fund............................................       B-17
Management Arrangements...........................................       B-23
Purchase of Shares................................................       B-24
Distribution and Service Plans....................................       B-32
Redemption of Shares..............................................       B-34
Shareholder Services..............................................       B-39
Additional Information About Purchases, Exchanges and Redemptions.       B-45
Determination of Net Asset Value..................................       B-46
Dividends, Other Distributions and Taxes..........................       B-47
Portfolio Transactions............................................       B-53
Performance Information...........................................       B-56
Information About the Fund........................................       B-58
Transfer and Dividend Disbursing
  Agent, Custodian, Counsel and Independent Auditors..............       B-59
Financial Statements..............................................       B-59
Appendix..........................................................       B-60

                             DESCRIPTION OF THE FUND

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTIONS OF THE FUND'S PROSPECTUS ENTITLED "GOAL/APPROACH" AND "MAIN RISKS."

      The Company is a Maryland corporation formed on August 6, 1987. Before October 17, 1994, the Company's name was The Laurel Funds, Inc. The Company is an open-end management investment company comprised of separate portfolios, including the Fund, each of which is treated as a separate fund. Prior to January 16, 1998, the Fund's name was Dreyfus Disciplined Midcap Stock Fund and prior to October 17, 1994, the Fund's name was Laurel Midcap Stock Fund. The Fund is diversified, which means that, with respect to 75% of its total assets, the Fund will not invest more than 5% of its assets in the securities of any single issuer.

      The Dreyfus Corporation ("Dreyfus") serves as the Fund's investment manager.

      The Fund seeks investment returns that exceed those of the Standard & Poor's 400 MidCap Index(R) ("S&P 400" Rating Services, a division of McGraw-Hill Companies, Inc.) ("Standard & Poor's"). The S&P 400 is composed of 400 domestic common stocks chosen by Standard & Poor's Rating Services, a division of McGraw-Hill Companies, Inc. ("Standard & Poor's") for market size, liquidity and industry group representation. It is a market-weighted index (stock price times shares outstanding), with each stock affecting the S&P 400 in proportion to its market value. The inclusion of a stock in the S&P 400 does not imply that Standard & Poor's believes the stock to be an attractive or appropriate investment, nor is Standard & Poor's in any way affiliated with the Fund. The S&P 400 was created by Standard & Poor's to capture the performance of the stocks that fall in the medium-capitalization range. The medium-capitalization range of stocks was defined, at the original time of screening, as between $200 million and $5 billion in market value. Any medium-capitalization stocks already included in the Standard & Poor's 500 Composite Stock Price Index (REGISTERED TRADEMARK) ("S&P 500") were excluded from candidacy for the S&P 400. After removal of the 500 stocks, the S&P 400 candidate population was reduced to 1,200 stocks. Standard & Poor's then subjected this smaller population to a variety of screens and eventually the sample size was reduced to the final 400 stocks. Standard & Poor's screened the candidate population using the following criteria: level of trading activity, or liquidity; market value; industry group representation; and the level of controlling interest. A limited percentage of the S&P 400 may include Canadian securities. No other foreign securities are eligible for inclusion.

CERTAIN PORTFOLIO SECURITIES

      The following information regarding the securities that the Fund may purchase supplements that found in the Fund's prospectus.

      AMERICAN DEPOSITORY RECEIPTS ("ADRs"). The Fund may invest in U.S. dollar-denominated ADRs. ADRs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by foreign companies. ADRs are traded in the United States on national securities exchanges or in the over-the-counter market. Investment in securities of foreign issuers presents certain risks. See "Foreign Securities."

      CORPORATE OBLIGATIONS. The Fund may invest in corporate obligations rated at least Baa by Moody's Investors Service, Inc. ("Moody's") or BBB by Standard & Poor's, or if unrated, of comparable quality as determined by Dreyfus. Securities rated BBB by Standard & Poor's or Baa by Moody's are considered by those rating agencies to be "investment grade" securities, although Moody's considers securities rated Baa to have speculative characteristics. Further, while bonds rated BBB by Standard & Poor's exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and principal for debt in this category than debt in higher rated categories. The Fund will dispose in a prudent and orderly fashion of bonds whose ratings drop below these minimum ratings.

      GOVERNMENT OBLIGATIONS. The Fund may invest in a variety of U.S. Treasury obligations, which differ only in their interest rates, maturities and times of issuance: (a) U.S. Treasury bills have a maturity of one year or less, (b) U.S. Treasury notes have maturities of one to ten years, and (c) U.S. Treasury bonds generally have maturities of greater than ten years.

      In addition to U.S. Treasury obligations, the Fund may invest in obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are supported by any of the following: (a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury, (c) the discretionary authority of the U.S. Treasury to lend to such Government agency or instrumentality, or (d) the credit of the instrumentality. (Examples of agencies and instrumentalities are: Federal Land Banks, Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks, General Services Administration, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board, Inter-American Development Bank, Asian-American Development Bank, Student Loan Marketing Association, International Bank for Reconstruction and Development and Fannie Mae). No assurance can be given that the U.S. Government will provide financial support to the agencies or instrumentalities described in (b), (c) and
(d) in the future, other than as set forth above, since it is not obligated to do so by law.

      REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with U.S. Government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with such other brokers or dealers that meet the Fund's credit guidelines. This technique offers a method of earning income on idle cash. In a repurchase agreement, the Fund buys a security from a seller that has agreed to repurchase the same security at a mutually agreed upon date and price. The Fund's resale price will be in excess of the purchase price, reflecting an agreed upon interest rate. This interest rate is effective for the period of time the Fund is invested in the agreement and is not related to the coupon rate on the underlying security. Repurchase agreements may also be viewed as a fully collateralized loan of money by the Fund to the seller. The period of these repurchase agreements will usually be short, from overnight to one week, and at no time will the Fund invest in repurchase agreements for more than one year. The Fund will always receive as collateral securities whose market value including accrued interest is, and during the entire term of the agreement remains, at least equal to 100% of the dollar amount invested by the Fund in each agreement, and the Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the Custodian. If the seller defaults, the Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of a security which is the subject of a repurchase agreement, realization upon the collateral by the Fund may be delayed or limited. The Fund seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligors under repurchase agreements, in accordance with the Fund's credit guidelines.

      COMMERCIAL PAPER. The Fund may invest in commercial paper. These instruments are short-term obligations issued by banks and corporations that have maturities ranging from two to 270 days. Each instrument may be backed only by the credit of the issuer or may be backed by some form of credit enhancement, typically in the form of a guarantee by a commercial bank. Commercial paper backed by guarantees of foreign banks may involve additional risk due to the difficulty of obtaining and enforcing judgments against such banks and the generally less restrictive regulations to which such banks are subject. The Fund will only invest in commercial paper of U.S. and foreign companies rated at the time of purchase at least A-1 by Standard & Poor's, Prime-1 by Moody's, F-1 by Fitch Investors Service, LLP, Duff 1 by Phoenix Duff & Phelps, Corp., or A1 by IBCA, Inc.

      BANK INSTRUMENTS. The Fund may purchase bankers' acceptances, certificates of deposit, time deposits, and other short-term obligations issued by domestic banks, foreign subsidiaries or foreign branches of domestic banks, domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. Included among such obligations are Eurodollar certificates of deposit ("ECDs"), Eurodollar time deposits ("ETDs") and Yankee Dollar certificates of deposit ("Yankee CDs"). ECDs are U.S. dollar-denominated certificates of deposit issued by foreign branches of domestic banks. ETDs are U.S. dollar-denominated time deposits in a foreign branch of a U.S. bank or a foreign bank. Yankee CDs are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States. The Fund may also invest in Eurodollar bonds and notes, which are obligations that pay principal and interest in U.S. dollars held in banks outside the United States, primarily in Europe. All of these obligations are subject to somewhat different risks than are the obligations of domestic banks or issuers in the United States. See "Foreign Securities."

      FOREIGN SECURITIES. The Fund may purchase securities of foreign issuers and may invest in obligations of foreign branches of domestic banks and domestic branches of foreign banks. Investment in foreign securities presents certain risks, including those resulting from fluctuations in currency exchange rates, revaluation of currencies, adverse political and economic developments, the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions, reduced availability of public information concerning issuers, and the fact that foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic issuers. Moreover, securities of many foreign issuers may be less liquid and their prices more volatile than those of comparable domestic issuers. In addition, with respect to certain foreign countries, there is the possibility of expropriation, confiscatory taxation and limitations on the use or removal of funds or other assets of the Fund, including withholding of dividends. Foreign securities may be subject to foreign government taxes that would reduce the yield on such securities.

      ILLIQUID SECURITIES. The Fund will not knowingly invest more than 15% of the value of its net assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation (irrespective of any legal or contractual restrictions on resale.) The Fund may invest in commercial obligations issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended ("Section 4(2) paper"). The Fund may also purchase securities that are not registered under the Securities Act of 1933, as amended, but that can be sold to qualified institutional buyers in accordance with Rule 144A under that Act ("Rule 144A securities"). Liquidity determinations with respect to Section 4(2) paper and Rule 144A securities will be made by the Board of Directors or by Dreyfus pursuant to guidelines established by the Board of Directors. The Board or Dreyfus will consider availability of reliable price information and other relevant information in making such determinations. Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors, such as the Fund, that agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be pursuant to registration or an exemption therefrom. Section 4(2) paper normally is resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. Rule 144A securities generally must be sold to other qualified institutional buyers. If a particular investment in Section 4(2) paper or Rule 144A securities is not determined to be liquid, that investment will be included within the percentage limitation on investment in illiquid securities. The ability to sell Rule 144A securities to qualified institutional buyers is a recent development and it is not possible to predict how this market will mature. Investing in Rule 144A securities could have the effect of increasing the level of Fund illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities from the Fund or other holder.

      OTHER INVESTMENT COMPANIES. The Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the Investment Company Act of 1940, as amended (the "1940 Act"). As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.

INVESTMENT TECHNIQUES

      In addition to the principal investment strategies discussed in the Fund's Prospectus, the Fund also may engage in the investment techniques described below. The Fund might not use, or may not have the ability to use, any of these strategies and there can be no assurance that any strategy that is used will succeed.

      BORROWING. The Fund is authorized, within specified limits, to borrow money for temporary administrative purposes and to pledge its assets in connection with such borrowings.

      WHEN-ISSUED SECURITIES AND DELAYED DELIVERY TRANSACTIONS. New issues of U.S. Treasury and Government securities are often offered on a "when-issued" basis. This means that delivery and payment for the securities normally will take place approximately 7 to 45 days after the date the buyer commits to purchase them. The payment obligation and the interest rate that will be received on securities purchased on a "when-issued" basis are each fixed at the time the buyer enters into the commitment. The Fund will make commitments to purchase such securities only with the intention of actually acquiring the securities, but the Fund may sell these securities or dispose of the commitment before the settlement date if it is deemed advisable as a matter of investment strategy. Cash or marketable high-grade debt securities equal to the amount of the above commitments will be segregated on the Fund's records. For the purpose of determining the adequacy of these securities the segregated securities will be valued at market. If the market value of such securities declines, additional cash or securities will be segregated on the Fund's records on a daily basis so that the market value of the account will equal the amount of such commitments by the Fund.

      Securities purchased on a "when-issued" basis and the securities held by the Fund are subject to changes in market value based upon the public's perception of changes in the level of interest rates. Generally, the value of such securities will fluctuate inversely to changes in interest rates i.e., they will appreciate in value when interest rates decline and decrease in value when interest rates rise. Therefore, if in order to achieve higher interest income the Fund remains substantially fully invested at the same time that it has purchased securities on a "when-issued" basis, there will be a greater possibility of fluctuation in the Fund's net asset value ("NAV").

      When payment for "when-issued" securities is due, the Fund will meet its obligations from then-available cash flow, the sale of segregated securities, the sale of other securities and/or, although it would not normally expect to do so, from the sale of the "when-issued" securities themselves (which may have a market value greater or less than the Fund's payment obligation). The sale of securities to meet such obligations carries with it a greater potential for the realization of capital gains, which are subject to federal income taxes.

      To secure advantageous prices or yields, the Fund may purchase or sell securities for delayed delivery. In such transactions, delivery of the securities occurs beyond the normal settlement periods, but no payment or delivery is made by the Fund prior to the actual delivery or payment by the other party to the transaction. The purchase of securities on a delayed delivery basis involves the risk that the value of the securities purchased will decline prior to the settlement date. The sale of securities for delayed delivery involves the risk that the prices available in the market on the delivery date may be greater than those obtained in the sale transaction. The Fund will establish a segregated account consisting of cash, U.S. Government Securities or other high-grade debt obligations in an amount at least equal at all times to the amounts of its delayed delivery commitments.

      LOANS OF FUND SECURITIES. The Fund may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. The Fund continues to be entitled to payments in amounts equal to the interest, dividends or other distributions


                                      B-6A
payable on the loaned securities, which affords the Fund an opportunity to earn interest on the amount of the loan and on the loaned securities' collateral. Loans of portfolio securities may not exceed 33-1/3% of the value of the Fund's total assets and the Fund will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. These loans are terminable by the Fund at any time upon specified notice. The Fund might experience loss if the institution to which it has lent its securities fails financially or breaches its agreement with the Fund. In addition, it is anticipated that the Fund may share with the borrower some of the income received on the collateral for the loan or that it will be paid a premium for the loan. In determining whether to lend securities, the Fund considers all relevant factors and circumstances including the creditworthiness of the borrower.

      REVERSE REPURCHASE AGREEMENTS. The Fund may enter into reverse repurchase agreements to meet redemption requests where the liquidation of Fund securities is deemed by Dreyfus to be disadvantageous. Under a reverse repurchase agreement, the Fund: (1) transfers possession of Fund securities to a bank or broker-dealer in return for cash in an amount equal to a percentage of the securities' market value; and (2) agrees to repurchase the securities at a future date by repaying the cash with interest. The Fund retains record ownership of the security involved including the right to receive interest and principal payments. Cash or liquid high-grade debt securities held by the Fund equal in value to the repurchase price including any accrued interest will be maintained in a segregated account while a reverse repurchase agreement is in effect.

      FUTURES, OPTIONS AND OTHER DERIVATIVE INSTRUMENTS. The Fund may purchase and sell various financial instruments ("Derivative Instruments"), including financial futures contracts (such as index futures contracts) and options (such as options on U.S. and foreign securities or indices of such securities). The index Derivative Instruments the Fund may use may be based on indices of U.S. or foreign equity or debt securities. These Derivative Instruments may be used, for example, to preserve a return or spread or to facilitate or substitute for the sale or purchase of securities.

      Hedging strategies can be broadly categorized as "short hedges" and "long hedges." A short hedge is a purchase or sale of a Derivative Instrument intended partially or fully to offset potential declines in the value of one or more investments held in the Fund's portfolio. Thus, in a short hedge the Fund takes a position in a Derivative Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged.

      Conversely, a long hedge is a purchase or sale of a Derivative Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that the Fund intends to acquire. Thus, in a long hedge the Fund takes a position in a Derivative Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged. A long hedge is sometimes referred to as an anticipatory hedge. In an anticipatory hedge transaction, the Fund does not own a corresponding security and, therefore, the transaction does not relate to a security the Fund owns. Rather, it relates to a security that the Fund intends to acquire. If the Fund does not complete the hedge by purchasing the security it anticipated purchasing, the effect on the Fund's portfolio is the same as if the transaction were entered into for speculative purposes.

      Derivative Instruments on securities generally are used to hedge against price movements in one or more particular securities positions that the Fund owns or intends to acquire. Derivative Instruments on indices, in contrast, generally are used to attempt to hedge against price movements in market sectors in which the Fund has invested or expects to invest. Derivative Instruments on debt securities may be used to hedge either individual securities or broad debt market sectors.

      The use of Derivative Instruments is subject to applicable regulations of the Securities and Exchange Commission ("SEC"), the several options and futures exchanges upon which they are traded, the Commodity Futures Trading Commission ("CFTC") and various state regulatory authorities. In addition, the Fund's ability to use Derivative Instruments may be limited by tax considerations. See "Dividends, Other Distributions and Taxes."

      In addition to the instruments, strategies and risks described below and in the Prospectus, Dreyfus expects to discover additional opportunities in connection with other Derivative Instruments. These new opportunities may become available as Dreyfus develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new techniques are developed. Dreyfus may utilize these opportunities to the extent that they are consistent with the Fund's investment objective, and permitted by the Fund's investment policies and applicable regulatory authorities.

      SPECIAL  RISKS.  The  use  of  Derivative   Instruments  involves  special
considerations and risks, certain of which are described below. Risks pertaining to particular Derivative Instruments are described in the sections that follow.

      (1) Successful use of most Derivative Instruments depends upon Dreyfus' ability not only to forecast the direction of price fluctuations of the investment involved in the transaction, but also to predict movements of the overall securities and interest rate markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.

      (2) There might be imperfect correlation, or even no correlation, between price movements of a Derivative Instrument and price movements of the investments being hedged. For example, if the value of a Derivative Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which Derivative Instruments are traded. The effectiveness of hedges using Derivative Instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

      Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match the Fund's current or anticipated investments exactly. The Fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the Fund's other investments.

      Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. The Fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in the Fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

      (3) If successful, the above-discussed strategies can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements. However, such strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements. For example, if the Fund entered into a short hedge because Dreyfus projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the Derivative Instrument. Moreover, if the price of the Derivative Instrument declined by more than the increase in the price of the security, the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not attempted to hedge at all.

      (4) As described below, the Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in Derivative Instruments involving obligations to third parties (i.e., Derivative Instruments other than purchased options). If the Fund were unable to close out its positions in such Derivative Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to close out a position in a Derivative Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction
("counterparty") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund.

        (5) The purchase and sale of Derivative Instruments could result in a loss if the counterparty to the transaction does not perform as expected and may increase portfolio turnover rates, which results in correspondingly greater commission expenses and transaction costs, and may result in certain tax consequences.

        COVER FOR DERIVATIVE INSTRUMENTS. Transactions using Derivative Instruments may expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, futures or options or (2) cash and short-term liquid debt securities with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. The Fund will comply with SEC guidelines regarding cover for Derivative
Instruments and will, if the guidelines so require, set aside cash, U.S. Government securities or other liquid, high-grade debt securities in a segregated account with its custodian in the prescribed amount.

        Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Derivative Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the Fund's assets to cover or segregated accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

        OPTIONS. A call option gives the purchaser the right to buy, and obligates the writer to sell, the underlying investment at the agreed upon exercise price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy, the underlying investment at the agreed upon exercise price during the option period. A purchaser of an option pays an amount, known as the premium, to the option writer in exchange for rights under the option contract.

        Options on indices are similar to options on securities except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities.

        The purchase of call options can serve as a long hedge, and the purchase of put options can serve as a short hedge. Writing put or call options can enable the Fund to enhance income or yield by reason of the premiums paid by the purchasers of such options. However, if the market price of the security or other instrument underlying a put option declines to less than the exercise price on the option, minus the premium received, the Fund would expect to suffer a loss.

        Writing call options can also serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the investment appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Fund will be obligated to sell the investment at less than its market value.

        Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the investment depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to purchase the investment at more than its market value.

        The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the historical price volatility of the underlying investment and general market conditions. Options that expire unexercised have no value and the Fund would experience losses to the extent of premiums paid for them.

        The Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

        The Fund may purchase and sell both exchange-traded and over-the-counter ("OTC") options. Exchange-traded options in the United States are issued by a clearing organization that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between the Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction. The Fund will enter into only those option contracts that are listed on a national securities or commodities exchange or traded in the OTC market for which there appears to be a liquid secondary market. The Fund will not purchase put or call options that are traded on a national exchange in an amount exceeding 5% of its net assets.

        The Fund will not purchase or write OTC options if, as a result of such transaction, the sum of (i) the market value of outstanding OTC options purchased by the Fund, (ii) the market value of the underlying securities covered by outstanding OTC call options written by the Fund, and (iii) the market value of all other assets of the Fund that are illiquid or are not otherwise readily marketable, would exceed 15% of the net assets of the Fund, taken at market value. However, if an OTC option is sold by the Fund to a primary U.S. Government securities dealer recognized by the Federal Reserve Bank of New York and the Fund has the unconditional contractual right to repurchase such OTC option from the dealer at a predetermined price, then the Fund will treat as illiquid such amount of the underlying securities as is equal to the repurchase price less the amount by which the option is "in-the-money" (the difference between the current market value of the underlying securities and the option's strike price). The repurchase price with primary dealers is typically a formula price that is generally based on a multiple of the premium received for the option plus the amount by which the option is "in-the-money."

        The Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. Although the Fund will enter into OTC options only with major dealers in unlisted options, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, the Fund might be unable to close out an OTC option position at any time prior to its expiration.

        If the Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

        The Fund may write only covered call options on securities. A call option is covered if the Fund owns the underlying security or a call option on the same security with a lower strike price.

        FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. When the Fund purchases a futures contract, it incurs an obligation to take delivery of a specified amount of the obligation underlying the futures contract at a specified time in the future for a specified price. When the Fund sells a futures contract, it incurs an obligation to deliver a specified amount of the obligation underlying the futures contract at a specified time in the future for an agreed upon price. With respect to index futures, no physical transfer of the securities underlying the index is made. Rather, the parties settle by exchanging in cash an amount based on the difference between the contract price and the closing value of the index on the settlement date.

        When the Fund writes an option on a futures contract, it becomes obligated, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time during the term of the option. If the Fund writes a call, it assumes a short futures position. If the Fund writes a put, it assumes a long futures position. When the Fund purchases an option on a futures contract, it acquires the right, in return for the premium it pays, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put).

        The purchase of futures or call options on futures can serve as a long hedge, and the sale of futures or the purchase of put options on futures can serve as a short hedge. Writing call options on futures contracts can serve as a limited short hedge, using a strategy similar to that used for writing call options on securities or indices. Similarly, writing put options on futures contracts can serve as a limited long hedge.

        No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract the Fund is required to deposit "initial margin" consisting of cash or U.S. Government securities in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Fund may be required by an exchange to increase the level of its initial margin payment.

        Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking-to-market." Variation margin does not involve borrowing, but rather represents a daily settlement of the Fund's obligations to or from a futures broker. When the Fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when the Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

        Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. Although the Fund intends to enter into futures and options on futures only on exchanges or boards of trade where there appears to be a liquid secondary market, there can be no assurance that such a market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

        Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

        If the Fund were unable to liquidate a futures or options on futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

        To the extent that the Fund enters into futures contracts, options on futures contracts, or options on foreign currencies traded on an exchange regulated by the CFTC, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money" at the time of purchase) will not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. This policy does not limit to 5%, the percentage of the Fund's assets that are at risk in futures contracts and options on futures contracts.

        The Fund will not enter into futures contracts to the extent that its outstanding obligations under these contracts would exceed 25% of the Fund's total assets.

        CERTAIN INVESTMENTS. From time to time, to the extent consistent with its investment objective, policies and restrictions, the Fund may invest in securities of companies with which Mellon Bank, N.A.
("Mellon Bank"), an affiliate of Dreyfus, has a lending relationship.

        MASTER/FEEDER OPTION. The Company may in the future seek to achieve the Fund's investment objective by investing all of the Fund's net investable assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to the Fund. Shareholders of the Fund will be given at least 30 days' prior notice of any such investment. Such investment would be made only if the Company's Board of Directors determines it to be in the best interest of the Fund and its shareholders. In making that determination, the Company's Board of Directors will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiency. Although the Fund believes that the Company's Board of Directors will not approve an arrangement that is likely to result in higher costs, no assurance is given that costs will be materially reduced if this option is implemented.

INVESTMENT RESTRICTIONS

        FUNDAMENTAL. The following limitations have been adopted by the Fund. The Fund may not change any of these fundamental investment limitations without the consent of: (a) 67% or more of the shares present at a meeting of shareholders duly called if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy; or (b) more than 50% of the outstanding shares of the Fund, whichever is less. The Fund may not:

        1. Purchase any securities which would cause more than 25% of the value of the Fund's total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal activities in the same industry. (For purposes of this limitation, U.S. Government securities, and state or municipal governments and their political subdivisions are not considered members of any industry. In addition, this limitation does not apply to investments in domestic banks, including U.S. branches of foreign banks and foreign branches of U.S. banks).

        2. Borrow money or issue senior securities as defined in the 1940 Act except that (a) the Fund may borrow money in an amount not exceeding one-third of the Fund's total assets at the time of such borrowings, and (b) the Fund may issue multiple classes of shares. The purchase or sale of futures contracts and related options shall not be considered to involve the borrowing of money or issuance of senior securities.

        3. Purchase with respect to 75% of the Fund's total assets securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

        4. Make loans or lend securities, if as a result thereof more than one-third of the Fund's total assets would be subject to all such loans. For purposes of this limitation debt instruments and repurchase agreements shall not be treated as loans.

        5. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate, including mortgage loans, or securities of companies that engage in real estate business or invest or deal in real estate or interests therein).

        6. Underwrite securities issued by any other person, except to the extent that the purchase of securities and later disposition of such securities in accordance with the Fund's investment program may be deemed an underwriting.

        7. Purchase or sell commodities except that the Fund may enter into futures contracts and related options, forward currency contracts and other similar instruments.

        NONFUNDAMENTAL The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its investable assets in securities of a single open-end management investment company with substantially the same investment objective, policies and limitations as the Fund.

        The  Fund  has  adopted   the   following   additional   non-fundamental
restrictions.   These  non-fundamental   restrictions  may  be  changed  without
shareholder approval, in compliance with applicable law and regulatory policy.

        1. The Fund shall not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling short.

        2. The Fund shall not purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

        3. The Fund shall not purchase oil, gas or mineral leases.

        4. The Fund will not purchase or retain the securities of any issuer if the officers or Directors of the Fund, its advisers, or managers, owning beneficially more than one half of one percent of the securities of such issuer, together own beneficially more than 5% of such securities.

        5. The Fund will not purchase securities of issuers (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof), including their predecessors, that have been in operation for less than three years, if by reason thereof, the value of the Fund's investment in securities would exceed 5% of the Fund's total assets. For purposes of this limitation, sponsors, general partners, guarantors and originators of underlying assets may be treated as the issuer of a security.

        6. The Fund will invest no more than 15% of the value of its net assets in illiquid securities, including repurchase agreements with remaining maturities in excess of seven days, time deposits with maturities in excess of seven days and other securities which are not readily marketable. For purposes of this limitation, illiquid securities shall not include Section 4(2) Paper and securities which may be resold under Rule 144A under the Securities Act of 1933, provided that the Board of Directors, or its delegate, determines that such securities are liquid based upon the trading markets for the specific security.

        7. The Fund may not invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets and except to the extent otherwise permitted by the 1940 Act.

        8.  The  Fund  shall  not  purchase  any   security   while   borrowings
representing more than 5% of the Fund's total assets are outstanding.

        9. The Fund will not purchase  warrants if at the time of such purchase:
(a) more than 5% of the value of the Fund's assets would be invested in warrants, or (b) more than 2% of the value of the Fund's assets would be invested in warrants that are not listed on the New York or American Stock Exchange (for purposes of this limitation, warrants acquired by the Fund in units or attached to securities will be deemed to have no value).

        10. The Fund will not purchase puts, calls, straddles, spreads and any combination thereof if by reason thereof the value of its aggregate investment in such classes of securities would exceed 5% of its total assets except that:
(a) this limitation shall not apply to standby commitments, and (b) this limitation shall not apply to the Fund's transactions in futures contracts and related options.

        As an operating policy, the Fund will not invest more than 25% of the value of its total assets, at the time of such purchase in domestic banks, including U.S. branches of foreign banks and foreign branches of U.S. banks. The Company's Board of Directors may change this policy without shareholder approval. Notice will be given to shareholders if this policy is changed by the Board.

        If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in such percentage resulting from a change in the values of assets will not constitute a violation of such restriction, except as otherwise required by the 1940 Act.

        If the Fund's investment objective, policies, restrictions, practices or procedures change, shareholders should consider whether the Fund remains an appropriate investment in light of the shareholder's then-current position and needs.


                             MANAGEMENT OF THE FUND

FEDERAL LAW AFFECTING  MELLON BANK

        The Glass-Steagall Act of 1933 prohibits national banks from engaging in the business of underwriting, selling or distributing securities and prohibits a member bank of the Federal Reserve System from having certain affiliations with an entity engaged principally in that business. The activities of Mellon Bank in informing its customers of, and performing, investment and redemption services in connection with the Fund, and in providing services to the Fund as custodian, as well as Dreyfus' investment advisory activities, may raise issues under these provisions. Mellon Bank has been advised by counsel that the activities contemplated under these arrangements are consistent with its statutory and regulatory obligations.

        Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of such future statutes and regulations, could prevent Mellon Bank or Dreyfus from continuing to perform all or a part of the above services for its customers and/or the Fund. If Mellon Bank or Dreyfus were prohibited from serving the Fund in any of its present capacities, the Board of Directors would seek an alternative provider(s) of such services.

DIRECTORS AND OFFICERS

        The Company's Board is responsible for the management and supervision of the Fund. The Board approves all significant agreements between the Company, on behalf of the Fund, and those companies that furnish services to the Fund. These companies are as follows:

The Dreyfus Corporation.......................................Investment Adviser
Premier Mutual Fund Services, Inc....................................Distributor
Dreyfus Transfer, Inc.............................................Transfer Agent
Mellon Bank...............................................Custodian for the Fund

        The Company has a Board composed of nine Directors. The following lists the Directors and officers and their positions with the Company and their present and principal occupations during the past five years. Each Director who is an "interested person" of the Company (as defined in the 1940 Act) is indicated by an asterisk(*). Each of the Directors also serves as a Trustee of The Dreyfus/Laurel Funds Trust and The Dreyfus/Laurel Tax-Free Municipal Funds (collectively, with the Company, the "Dreyfus/Laurel Funds") and the Dreyfus High Yield Strategies Fund.

DIRECTORS OF THE COMPANY

o+JOSEPH S. DIMARTINO, Chairman of the Board of the Company. Since January 1995,
        Mr. DiMartino has served as Chairman of the Board for various funds in the Dreyfus Family of Funds. He is also a Director of The Noel Group, Inc., a venture capital company (for which from February 1995 until November 1997, he was Chairman of the Board), The Muscular Dystrophy Association, HealthPlan Services Corporation, a provider of marketing, administrative and risk management services to health and other benefit programs, Carlyle Industries, Inc. (formerly Belding Heminway Company, ) a button packager and distributor; Century Business Services, Inc. (formerly, International Alliance Services, Inc.), a provider of various outservicing functions for small and medium sized companies, and Career Blazers, Inc (formerly Staffing Resources) a temporary placement agency, Mr. DiMartino is also a Board member of 152 other funds in the Dreyfus Family of Funds. For more than five years prior to January 1995, he was President, a director and, until August 24, 1994, Chief Operating Officer of Dreyfus and Executive Vice President and a director of Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus. From August 1994 to December 31, 1994, he was a director of Mellon Bank Corporation. Age: 55 years old. Address: 200 Park Avenue, New York, New York 10166.

o+JAMES M.  FITZGIBBONS.  Director  of  the  Company;  Director,  Lumber  Mutual
        Insurance Company;  Director, Barrett Resources, Inc. Age: 64 years old.
        Address: 40 Norfolk Road, Brookline, Massachusetts 02167.

o*J.TOMLINSON FORT. Director of the Company; Partner, Reed, Smith, Shaw & McClay
        (law firm). Age: 70 years old. Address: 204 Woodcock Drive, Pittsburgh, Pennsylvania 15215.

o+ARTHUR L.  GOESCHEL.  Director  of  the  Company;   Director,   Calgon  Carbon
        Corporation; Director, Cerex Corporation; former Chairman of the Board and Director, Rexene Corporation. Age: 77 years old. Address: Way Hallow Road and Woodland Road, Sewickley, Pennsylvania 15143.

o+KENNETH A.  HIMMEL.  Director  of the  Company;  former  Director,  The Boston
        Company,  Inc.  ("TBC")  and  Boston  Safe  Deposit  and Trust  Company;
        President and Chief Executive Officer, Himmel & Co., Inc.; Vice Chairman, Sutton Place Gourmet, Inc.; Managing Partner, Franklin Federal

        Partners. Age: 52 years old. Address: 625 Madison Avenue, New York, New York 10022.

o+STEPHEN  J.  LOCKWOOD.  Director  of  the  Company;  President  and  CEO,  LDG
        Management Company Inc.; CEO, LDG Reinsurance Underwriters, SRRF Management Inc. and Medical Reinsurance Underwriters Inc. Age: 51 years old. Address: 401 Edgewater Place, Wakefield, Massachusetts 01880.

o+JOHN J. SCIULLO. Director of the Company; Dean Emeritus and Professor of Law, Duquesne University Law School; Director, Urban Redevelopment Authority of Pittsburgh; Member of Advisory Committee, Decedents Estates Laws of Pennsylvania. Age: 67 years old. Address: 321 Gross Street, Pittsburgh, Pennsylvania 15224.

o+ROSLYN M. WATSON. Director of the Company;  Principal, Watson Ventures,  Inc.;
        Director, American Express Centurion Bank; Director, Harvard/Pilgrim Community Health Plan, Inc.; Director, Massachusetts Electric Company; Director, the Hyams Foundation, Inc. Age: 49 years old. Address: 25 Braddock Park, Boston, Massachusetts 02116-5816.

o+BENAREE  PRATT  WILEY.  Director  of the  Company;  President  and  CEO of The
        Partnership, an organization dedicated to increasing the representation of African Americans in positions of leadership, influence and decision-making in Boston, MA; Trustee, Boston College; Trustee, WGBH Educational Foundation; Trustee, Children's Hospital; Director, The Greater Boston Chamber of Commerce; Director, The First Albany Companies, Inc.; from April 1995 to March 1998, Director, TBC, an affiliate of Dreyfus. Age: 52 years old. Address: 334 Boylston Street, Suite 400, Boston, Massachusetts.

--------------------------------
*       "Interested person" of the Company, as defined in the 1940 Act.
o       Member of the Audit Committee.
+       Member of the Nominating Committee.

OFFICERS OF THE COMPANY

#MARGARET W. CHAMBERS.  Vice President and Secretary of the Company. Senior Vice
        President and General Counsel of Funds Distributor, Inc. From August 1996 to March 1998, she was Vice President and Assistant General Counsel for Loomis, Sayles & Company, L.P. From January 1986 to July 1996, she was an associate with the law firm of Ropes & Gray. Age: 39 years old.

#MARIE E. CONNOLLY. President and Treasurer of the Company. President, Chief Executive Officer, Chief Compliance Officer and a director of the Distributor and Funds Distributor, Inc., the ultimate parent of which is Boston Institutional Group, Inc. Age: 41 years old.

#DOUGLAS C.  CONROY.  Vice President  and  Assistant  Secretary  of the Company.
        Assistant Vice President of Funds Distributor, Inc. From April 1993 to January 1995, he was a Senior Fund Accountant for Investors Bank & Trust Company. Age: 29 years old.

#CHRISTOPHER J. KELLEY.  Vice President and Assistant  Secretary of the Company.
        Vice President and Senior Associate General Counsel of Funds Distributor, Inc. From April 1994 to July 1996, Mr. Kelley was Assistant Counsel at Forum Financial Group. From October 1992 to March 1994, Mr. Kelley was employed by Putnam Investments in legal and compliance capacities. Age: 34 years old.

#KATHLEEN K. MORRISEY.  Vice  President and Assistant  Secretary of the Company.
        Manager of Treasury Services Administration of Funds Distributor, Inc. From July 1994 to November 1995, she was a Fund Accountant for Investors Bank & Trust Company. Age: 26 years old.

#MARY A. NELSON. Vice President and Assistant Treasurer of the Company. Vice President of the Distributor and Funds Distributor, Inc. From September 1989 to July 1994, she was an Assistant Vice President and Client Manager for TBC. Age: 34 years old.

#MICHAEL S.  PETRUCELLI.  Vice  President,  Assistant  Treasurer  and  Assistant
        Secretary of the Company. Senior Vice President and director of Strategic Client Initiatives of Funds Distributor, Inc. From December 1989 through November, 1996, he was employed by GE Investment Services where he held various financial, business development and compliance positions. He also served as Treasurer of the GE Funds and as Director of GE Investment Services. Age: 37 years old.

#STEPHANIE PIERCE. Vice President, Assistant Treasurer and Assistant Secretary of the Company. Vice President and Client Development Manager of Funds Distributor, Inc. From April 1997 to March 1998, she was employed as a Relationship Manager with Citibank, N.A. From August 1995 to April 1997, she was an Assistant Vice President with Hudson Valley Bank, and from September 1990 to August 1995, she was a Second Vice President with Chase Manhattan Bank. Age: 30 years old.

#GEORGE A. RIO. Vice President and Assistant Treasurer of the Company. Executive
        Vice President and Client Service Director of Funds Distributor, Inc. From June 1995 to March 1998, he was Senior Vice President and Senior Key Account Manager for Putnam Mutual Funds. From May 1994 to June 1995, he was Director of Business Development for First Data Corporation. From September 1983 to May 1994, he was Senior Vice President and Manager of Client Services and Director of Internal Audit at TBC. Age: 44 years old.

#JOSEPH F. TOWER,  III. Vice  President and Assistant  Treasurer of the Company.
        Senior Vice President, Treasurer, Chief Financial Officer and a Director of the Distributor and Funds Distributor, Inc. From 1988 to August 1994, he was employed by TBC where he held various management positions in the Corporate Finance and Treasury areas. Age: 37 years old.

#ELBA VASQUEZ. Vice President and Assistant Secretary of the Company. Assistant Vice President of Funds Distributor, Inc. From March 1990 to May 1996, she was employed by U.S. Trust Company of New York, where she held various sales and marketing positions. Age: 37 years old.

        --------------------------------

# Officer also serves as an officer for other investment companies advised by Dreyfus, including The Dreyfus/Laurel Funds Trust and The Dreyfus/Laurel Tax-Free Municipal Funds.

        The address of each officer of the Company is 200 Park Avenue, New York, New York 10166.

        No officer or employee of the Distributor (or of any parent, subsidiary or affiliate thereof) receives any compensation from the Company for serving as an officer or Director of the Company. In addition, no officer or employee of Dreyfus (or of any parent, subsidiary or affiliate thereof) serves as an officer or Director of the Company. Effective July 1, 1998, the Dreyfus/Laurel Funds pay each Director/Trustee who is not an "interested person" of the Company (as defined in the 1940 Act) $40,000 per annum, plus $5,000 per joint Dreyfus/Laurel Funds Board meeting attended, $2,000 for separate committee meetings attended which are not held in conjunction with a regularly scheduled Board meeting and $500 for Board meetings and separate committee meetings attended that are conducted by telephone. The Dreyfus/Laurel Funds also reimburse each Director/Trustee who is not an "interested person" of the Company (as defined in the 1940 Act) for travel and out-of-pocket expenses. The Chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts). In the event that there is a joint committee meeting of the Dreyfus/Laurel Funds and the Dreyfus High Yield Strategies Fund, the $2,000 fee will be allocated between the Dreyfus/Laurel Funds and the Dreyfus High Yield Strategies Fund. The compensation structure described in this paragraph is referred to hereinafter as the "Current Compensation Structure."

        In addition, the Company currently has three Emeritus Board members who are entitled to receive an annual retainer and a per meeting fee of one-half the amount paid to them as Board members pursuant to the Current Compensation Structure.

        Prior to July 1, 1998, the Dreyfus/Laurel Funds paid each Director/Trustee who was not an "interested person" of the Company (as defined in the 1940 Act) $27,000 per annum (and an additional $25,000 for the Chairman of the Board of Directors/Trustees of the Dreyfus/Laurel Funds) and $1,000 per joint Dreyfus/Laurel Funds Board meeting attended, plus $750 per joint Dreyfus/Laurel Funds Audit Committee meeting attended, and reimbursed each such Director/Trustee for travel and out-of-pocket expenses (the "Former Compensation Structure").

        The aggregate amount of fees and expenses received by each current Director from the Company for the fiscal year ended October 31, 1998, and from all other funds in the Dreyfus Family of Funds for which such person is a Board member for the year ended December 31, 1998, pursuant to the Former Compensation Structure for the period from November 1, 1997 through June 30, 1998 and the Current Compensation Structure for the period from July 1, 1998 through October 31, 1998, were as follows:

                                                                 Total Compensation
                             Aggregate                           From the Company
Name of Board                Compensation                        and Fund Complex
MEMBER                       FROM THE COMPANY#                   PAID TO BOARD MEMBER****
-------------                -----------------                   ------------------------

Joseph S. DiMartino*

James M. Fitzgibbons

J. Tomlinson Fort**          none                                none

Arthur L. Goeschel

Kenneth A. Himmel

Stephen J. Lockwood

John J. Sciullo

Roslyn M. Watson

Benaree Pratt Wiley***

----------------------------
# Amounts  required  to be paid by the Company  directly  to the  non-interested
  Directors, that would be applied to offset a portion of the management fee payable to Dreyfus, are in fact paid directly by Dreyfus to the non-interested Directors. Amount does not include reimbursed expenses for attending Board meetings, which amounted to $[ ] for the Company.
* Mr. DiMartino became Chairman of the Board of the Dreyfus/Laurel Funds on January 1, 1999. ** J. Tomlinson Fort is paid directly by Dreyfus for serving as a Board member of the Company and the funds in the Dreyfus/Laurel Funds and separately by the Dreyfus High Yield Strategies Fund. For the fiscal year ended October 31, 1998, the aggregate amount of fees and expenses received by
** J.Tomlinson Fort from Dreyfus for serving as a Board member of the Company was ______________________. For the year ended December 31, 1998, the aggregate amount of fees and expenses received by Mr. Fort for serving as a Board member of all funds in the Dreyfus/Laurel Funds (including the Company) and Dreyfus High Yield Strategies Fund (for which payment is made directly by the fund) was ______________________. In addition, Dreyfus reimbursed Mr. Fort a total of $__________________ for expenses attributable to the Company's Board meetings which is not included in the $__________________ amount in note # above.
*** Payments to Ms.  Wiley were for the period from April 23, 1998 (the date she was elected as a Board  member)  through  October 31,  1998.
****The Dreyfus Family of Funds consists of ___ mutual funds.

        The officers and Directors of the Company as a group owned beneficially less than 1% of the total shares of the Fund outstanding as of November __, 1998.

         PRINCIPAL   SHAREHOLDERS.   As  of  January  31,  1999,  the  following
shareholder(s) owned of record 5% or more of Class A, Class B, Class C or Class R of the Fund: _________.


                             MANAGEMENT ARRANGEMENTS

         THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTIONS IN THE FUND'S PROSPECTUS ENTITLED "EXPENSES" AND "MANAGEMENT."

         Dreyfus is a wholly-owned subsidiary of Mellon Bank Corporation ("Mellon"). Mellon is a publicly owned multibank holding company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets. Mellon is among the 25 largest bank holding companies in the United States based on total assets.

         MANAGEMENT AGREEMENT. Dreyfus serves as the investment manager for the Fund pursuant to an Investment Management Agreement with the Company dated April 4, 1994 (the "Management Agreement"), transferred to Dreyfus as of October 17, 1994, subject to the overall authority of the Company's Board of Directors in accordance with Maryland law. Pursuant to the Management Agreement, Dreyfus provides, or arranges for one or more third parties to provide, investment advisory, administrative, custody, fund accounting and transfer agency services to the Fund. As investment manager, Dreyfus manages the Fund by making investment decisions based on the Fund's investment objective, policies and restrictions. The Management Agreement is subject to review and approval at least annually by the Board of Directors.

         The Management Agreement will continue from year to year provided that a majority of the Directors who are not "interested persons" of the Company and either a majority of all Directors or a majority (as defined in the 1940 Act) of the shareholders of the Fund approve its continuance. The Management Agreement was last approved by the Board of Directors on , 1999 to continue until , 2000. The Company may terminate the Management Agreement upon the vote of a majority of the Board of Directors or upon the vote of a majority of the Fund's outstanding voting securities on 60 days' written notice to Dreyfus. Dreyfus may terminate the Management Agreement upon 60 days' written notice to the Company. The Management Agreement will terminate immediately and automatically upon its assignment.

         The following persons are officers and/or directors of Dreyfus: W. Keith Smith, Chairman of the Board; Christopher M. Condron, President, Chief Executive Officer, Chief Operating Officer and a director; Stephen E. Canter, Vice Chairman, Chief Investment Officer and a director; Lawrence S. Kash, Vice Chairman-Distribution and a director; Ronald P. O'Hanley III, Vice Chairman; J. David Officer, Vice Chairman and a director; William T. Sandalls, Jr., Executive

Vice President; Mark N. Jacobs, Vice President, General Counsel and Secretary; Patrice M. Kozlowski, Vice President-Corporate Communications; Mary Beth Leibig, Vice President-Human Resources; Andrew S. Wasser, Vice-President-Information Systems; Theodore A. Schachar, Vice President; Wendy Strutt, Vice President; Richard Terres, Vice President; William H. Maresca, Controller; James Bitetto, Assistant Secretary; Steven F. Newman, Assistant Secretary; and Mandell L. Berman, Burton C. Borgelt, Frank V. Cahouet and Richard F. Syron, directors.

        EXPENSES. Under the Management Agreement, the Fund has agreed to pay Dreyfus a monthly fee at the annual rate of 1.10% of the value of the Fund's average daily net assets. Dreyfus pays all of the Fund's expenses, except brokerage fees, taxes, interest, fees and expenses of the non-interested directors (including counsel fees), Rule 12b-1 fees (if applicable) and extraordinary expenses. Although Dreyfus does not pay for the fees and expenses of the non-interested Directors (including counsel fees), Dreyfus is contractually required to reduce its investment management fee by an amount equal to the Fund's allocable share of such fees and expenses. From time to time, Dreyfus may voluntarily waive a portion of the investment management fees payable by the Fund, which would have the effect of lowering the expense ratio of the Fund and increasing return to investors. Expenses attributable to the Fund are charged against the Fund's assets; other expenses of the Company are allocated among its funds on the basis determined by the Board, including, but not limited to, proportionately in relation to the net assets of each fund.

         For the last three years, the Fund had the following expenses:

                                   For the Fiscal Year Ended October 31,
                                   1998          1997           1996
                                   ----          ----           ----

Management fees                    $____         $____          $159,095


      THE DISTRIBUTOR. Premier Mutual Fund Services, Inc. (the "Distributor"), located at 60 State Street, Boston, Massachusetts 02109, serves as the Fund's distributor on a best efforts basis pursuant to an agreement which is renewable annually. Dreyfus may pay the Distributor for shareholder services from Dreyfus' own assets, including past profits but not including the management fee paid by the Fund. The Distributor may use part or all of such payments to pay certain banks, securities brokers or dealers and other financial institutions ("Agents")
for these services.  The Distributor  also acts as   sub-administrator  for the
Fund and as distributor for the other funds in the Dreyfus Family of Funds.


                               PURCHASE OF SHARES

         THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTIONS IN THE FUND'S PROSPECTUS ENTITLED "ACCOUNT POLICIES," "SERVICES FOR FUND INVESTORS," "INSTRUCTIONS FOR REGULAR ACCOUNTS," AND "INSTRUCTIONS FOR IRAS."

         GENERAL. When purchasing Fund shares, you must specify which Class is being purchased. The decision as to which Class of shares is most beneficial to you depends on the amount and the intended length of your investment. You should consider whether, during the anticipated life of your investment in the Fund, the accumulated distribution fee, service fee and CDSC, if any, on Class B or Class C shares would be less than the accumulated distribution fee and initial sales charge on Class A shares purchased at the same time, and to what extent, if any, such differential would be offset by the return on Class A shares. Additionally, investors qualifying for reduced initial sales charges who expect to maintain their investment for an extended period of time might consider purchasing Class A shares because the accumulated continuing distribution and service fees on Class B or Class C shares may exceed the accumulated distribution fee and initial sales charge on Class A shares during the life of the investment. Finally, you should consider the effect of the CDSC period and any conversion rights of the Classes in the context of your own investment time frame. For example, while Class C shares have a shorter CDSC period than Class B shares, Class C shares do not have a conversion feature and, therefore, are subject to ongoing distribution and service fees. Thus, Class B shares may be more attractive than Class C shares to investors with longer term investment outlooks. Generally, Class A shares may be more appropriate for investors who invest $1,000,000 or more in Fund shares, but will not be appropriate for investors who invest less than $50,000 in Fund shares. The Fund reserves the right to reject any purchase order.

      Class A shares, Class B shares and Class C shares may be purchased only by clients of Agents, except that full-time or part-time employees of Dreyfus or any of its affiliates or subsidiaries, directors of Dreyfus, Board members of a fund advised by Dreyfus, including members of the Company's Board, or the spouse or minor child of any of the foregoing may purchase Class A shares directly through the Distributor. Subsequent purchases may be sent directly to the Transfer Agent or your Agent.

        Class R shares are sold primarily to Banks acting on behalf of customers having a qualified trust or investment account or relationship at such institution, or to customers who have received and hold shares of the Fund distributed to them by virtue of such an account or relationship. In addition, holders of Restricted shares of the Fund as of January 15, 1998 may continue to purchase Class R shares of the Fund whether or not they would otherwise be eligible to do so. Class R shares may be purchased for a retirement plan only by a custodian, trustee, investment manager or other entity authorized to act on behalf of such a plan. Institutions effecting transactions in Class R shares for the accounts of their clients may charge their clients direct fees in connection with such transactions.

        The minimum initial investment is $1,000. Subsequent investments must be at least $100. The minimum initial investment is $750 for Dreyfus-sponsored Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non working spouse, Roth IRAs, SEP-IRAs and rollover IRAs) and 403(b)(7) Plans with only one participant and $500 for Dreyfus-sponsored Education IRAs, with no minimum on subsequent purchases. The initial investment must be accompanied by the Fund's Account Application. The Fund reserves the right to offer Fund shares without regard to minimum purchase requirements to employees participating in certain qualified or non-qualified employee benefit plans or other programs where contributions or account information can be transmitted in a manner and form acceptable to the Fund. The Fund reserves the right to vary further the initial and subsequent investment minimum requirements at any time.

        The Internal Revenue Code of 1986, as amended (the "Code") imposes various limitations on the amount that may be contributed annually to certain qualified or non-qualified employee benefit plans or other programs, including pension, profit-sharing and other deferred compensation plans, whether established by corporations, partnerships, non-profit entities or state and local governments ("Retirement Plans"). These limitations apply with respect to participants at the plan level and, therefore, do not directly affect the amount that may be invested in the Fund by a Retirement Plan. Participants and plan sponsors should consult their tax advisers for details.

        Fund shares are sold on a continuous basis. NAV per share is determined as of the close of trading on the floor of the New York Stock Exchange ("NYSE") (currently 4:00 p.m., New York time), on each day the NYSE is open for business. For purposes of determining NAV, options and futures contracts will be valued 15 minutes after the close of trading on the floor of the NYSE. NAV per share of each class is computed by dividing the value of the Fund's net assets represented by such class (i.e., the value of its assets less liabilities) by the total number of shares of such class outstanding. For further information regarding the methods employed in valuing the Fund's investments, see "Determination of Net Asset Value".

        If an order is received in proper form by the Transfer Agent or other entity authorized to receive orders on behalf of the Fund by the close of trading on the floor of the NYSE (currently 4:00 p.m., New York time) on a business day, Fund shares will be purchased at the public offering price determined as of the close of trading on the floor of the NYSE on that day. Otherwise, Fund shares will be purchased at the public offering price determined as of the close of trading on the floor of the NYSE on the next business day, except where shares are purchased through a dealer as provided below.

        Orders for the purchase of Fund shares received by dealers by the close of trading on the floor of the NYSE on any business day and transmitted to the Distributor or its designee by the close of its business day (normally 5:15 p.m., New York time) will be based on the public offering price per share determined as of the close of trading on the floor of the NYSE on that day. Otherwise, the orders will be based on the next determined NAV. It is the dealers' responsibility to transmit orders so that they will be received by the Distributor or its designee before the close of its business day. For certain institutions that have entered into agreements with the Distributor, payment for the purchase of Fund shares may be transmitted, and must be received by the Transfer Agent, within three business days after the order is placed. If such payment is not received within three business days after the order is placed, the order may be canceled and the institution could be held liable for resulting fees and/or losses.

        Agents may receive different levels of compensation for selling different Classes of shares. Management understands that some Agents may impose certain conditions on their clients which are different from those described in the Fund's Prospectus, and, to the extent permitted by applicable regulatory authority, may charge their clients direct fees which would be in addition to any amounts which might be received under the Distribution and Service Plans.

Each Agent has agreed to transmit to its clients a schedule of such fees. You should consult your Agent in this regard.

        The Distributor may pay dealers a fee of up to 0.5% of the amount invested through such dealers in Fund shares by employees participating in qualified or non-qualified employee benefit plans or other programs where (i) the employers or affiliated employers maintaining such plans or programs have a minimum of 250 employees eligible for participation in such plans or programs or
(ii) such plan's or program's aggregate investment in the Dreyfus Family of Funds or certain other products made available by the Distributor to such plans or programs exceeds $1,000,000 ("Eligible Benefit Plans"). Shares of funds in the Dreyfus Family of Funds then held by Eligible Benefit Plans will be aggregated to determine the fee payable. The Distributor reserves the right to cease paying these fees at any time. The Distributor will pay such fees from its own funds, other than amounts received from the Fund, including past profits or any other source available to it.

      Federal regulations require that you provide a certified taxpayer identification number ("TIN") upon opening or reopening an account. See the Fund's Account Application for further information concerning this requirement. Failure to furnish a certified TIN to the Fund could subject you to a $50 penalty imposed by the Internal Revenue Service.

      CLASS A SHARES. The public offering price for Class A shares is the NAV of that Class, plus, except for shareholders owning Investor shares of the Fund on January 15, 1998, a sales load as shown below:

                               Total Sales Load as a %      Dealers' Reallowance
  Amount of Transaction    of Offering Price Per Share  as a % of Offering Price
  -----------------------  ---------------------------  ------------------------
  Less than $50,000                   5.75                        5.00
  $50,000 to less than $100,000       4.50                        3.75
  $100,000 to less than $250,000      3.50                        2.75
  $250,000 to less than $500,000      2.50                        2.25
  $500,000 to less than $1,000,000    2.00                        1.75
  $1,000,000 or more                  -0-                         -0-

         SALES LOADS -- CLASS A. The scale of sales loads applies to purchases of Class A shares made by any "purchaser," which term includes an individual and/or spouse purchasing securities for his, her or their own account or for the account of any minor children, or a trustee or other fiduciary purchasing securities for a single trust estate or a single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Internal Revenue Code of 1986, as amended (the "Code")) although more than one beneficiary is involved; or a group of accounts established by or on behalf of the employees of an employer or affiliated employers pursuant to an employee benefit plan or other program (including accounts established pursuant to Sections 403(b), 408(k) and 457 of the Code); or an organized group which has been in existence for more than six months, provided that it is not organized for the purpose of buying redeemable securities of a registered investment company and provided that the purchases are made through a central administration or a single dealer, or by other means which result in economy of sales effort or expense.

         Set forth below is an example of the method of computing the offering price of the Fund's Class A shares. The example assumes a purchase of Class A shares of the Fund aggregating less than $50,000 subject to the schedule of sales charges set forth in the Fund's Prospectus at a price based upon the NAV of a Class A (Investor) share at the close of business on October 31, 1998:

        NAV per share                                            $_____

        Per Share Sales Charge - 5.75% of offering price
          (6.10% of NAV per share)                                      $_____

        Per Share Offering Price to Public                              $_____

        Holders of Investor shares of the Fund as of January 15, 1998 may continue to purchase Class A shares of the Fund at NAV. However, investments by such holders in other funds advised by Dreyfus will be subject to any applicable front-end sales load. Omnibus accounts will be eligible to purchase Class A shares without a front-end sales load only on behalf of their customers who held Investor shares of the Fund through such omnibus account on January 15, 1998.

        There is no initial sale charge on purchases of $1,000,000 or more of Class A shares. However, if you purchase Class A shares without an initial sales charge as part of an investment of at least $1,000,000 and redeem all or a portion of those shares within one year of purchase, a contingent deferred sales charge ("CDSC") of 1.00% will be assessed at the time of redemption. The Distributor may pay Agents an amount up to 1% of the NAV of Class A shares purchased by their clients that are subject to a CDSC. The terms contained below under "Redemption of Shares - Contingent Deferred Sales Charge - Class B Shares" (other than the amount of the CDSC and time periods) and "Redemption of Shares - Waiver of CDSC" are applicable to the Class A shares subject to a CDSC. Letter of Intent and Right of Accumulation apply to such purchases of Class A shares.

        Full-time employees of NASD member firms and full-time employees of other financial institutions which have entered into an agreement with the Distributor pertaining to the sale of Fund shares (or which otherwise have a brokerage related or clearing arrangement with an NASD member firm or financial institution with respect to the sale of Fund shares) may purchase Class A shares for themselves directly or pursuant to an employee benefit plan or other program, or for their spouses or minor children at NAV, provided that they have furnished the Distributor with such information as it may request from time to time in order to verify eligibility for this privilege. This privilege also applies to full-time employees of financial institutions affiliated with NASD member firms whose full-time employees are eligible to purchase Class A shares at NAV. In addition, Class A shares are offered at NAV to full-time or part-time employees of Dreyfus or any of its affiliates or subsidiaries, directors of Dreyfus, Board members of a fund advised by Dreyfus, including members of the Company's Board, or the spouse or minor child of any of the foregoing.

        Class A shares are offered at NAV without a sales load to employees participating in Eligible Benefit Plans. Class A shares also may be purchased (including by exchange) at NAV without a sales load for Dreyfus-sponsored IRA "Rollover Accounts" with the distribution proceeds from a qualified retirement plan or a Dreyfus-sponsored 403(b)(7) plan, provided that, at the time of such distribution, such qualified retirement plan or Dreyfus-sponsored 403(b)(7) plan
(a) met the requirements of an Eligible Benefit Plan and all or a portion of such plan's assets were invested in funds in the Dreyfus Premier Family of Funds or the Dreyfus Family of Funds or certain other products made available by the Distributor to such plans, or (b) invested all of its assets in certain funds in the Dreyfus Premier Family of Funds or the Dreyfus Family of Funds or certain other products made available by the Distributor to such plans.

        Class A shares may be purchased at NAV through certain broker-dealers and other financial institutions which have entered into an agreement with the Distributor, which includes a requirement that such shares be sold for the benefit of clients participating in a "wrap account" or a similar program under which such clients pay a fee to such broker-dealer or other financial institution.

        Class A shares also may be purchased at NAV, subject to appropriate documentation, through a broker-dealer or other financial institution with the proceeds from the redemption of shares of a registered open-end management investment company not managed by Dreyfus or its affiliates. The purchase of Class A shares of the Fund must be made within 60 days of such redemption and the shareholder must have either (i) paid an initial sales charge or a CDSC or
(ii) been obligated to pay at any time during the holding period, but did not actually pay on redemption, a deferred sales charge with respect to such redeemed shares.

        Class A shares also may be purchased at NAV, subject to appropriate documentation, by (i) qualified separate accounts maintained by an insurance company pursuant to the laws of any State or territory of the United States,
(ii) a State, county or city or intrumentality thereof, (iii) a charitable organization (as defined in Section 501(c)(3) of the Code) investing $50,000 or more in Fund shares, and (iv) a charitable remainder trust (as defined in Section 501(c)(3) of the Code).

        The dealer reallowance may be changed from time to time but will remain the same for all dealers. The Distributor, at its own expense, may provide additional promotional incentives to dealers that sell shares of funds advised by Dreyfus which are sold with a sales load, such as Class A shares. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of such shares. Dealers receive a larger percentage of the sales load from the Distributor than they receive for selling most other funds.

        CLASS B SHARES. The public offering price for Class B shares is the NAV per share of that Class. No initial sales charge is imposed at the time of purchase. A CDSC is imposed, however, on certain redemptions of Class B shares as described in the Fund's Prospectus. The Distributor compensates certain Agents for selling Class B shares at the time of purchase from the Distributor's own assets. The proceeds of the CDSC and the distribution fee, in part, are used to defray these expenses.

         Approximately six years after the date of purchase, Class B shares automatically will convert to Class A shares, based on the relative NAVs for shares of each such Class. Class B shares that have been acquired through the reinvestment of dividends and distributions will be converted on a pro rata basis together with other Class B shares, in the proportion that a shareholder's Class B shares converting to Class A shares bears to the total Class B shares not acquired through the reinvestment of dividends and distributions.

         CLASS C SHARES. The public offering price for Class C shares is the NAV per share of that Class. No initial sales charge is imposed at the time of purchase. A CDSC is imposed, however, on redemptions of Class C shares made within the first year of purchase. See "Class B Shares" above and "How to Redeem Shares."

         CLASS R SHARES. The public offering for Class R shares is the NAV per share of that Class.

         RIGHT OF ACCUMULATION--CLASS A SHARES. Reduced sales loads apply to any purchase of Class A shares, shares of other funds in the Dreyfus Premier Family of Funds, shares of certain other funds advised by Dreyfus which are sold with a sales load and shares acquired by a previous exchange of such shares
(hereinafter referred to as "Eligible Funds"), by you and any related "purchaser" as defined above, where the aggregate investment, including such purchase, is $50,000 or more. If, for example, you previously purchased and still hold Class A shares of the Fund, or shares of any other Eligible Fund or combination thereof, with an aggregate current market value of $40,000 and subsequently purchase Class A shares of the Fund or shares of an Eligible Fund having a current value of $20,000, the sales load applicable to the subsequent purchase would be reduced to 4.5% of the offering price. All present holdings of Eligible Funds may be combined to determine the current offering price of the aggregate investment in ascertaining the sales load applicable to each subsequent purchase.

        To qualify for reduced sales loads, at the time of purchase you or your Agent must notify the Distributor if orders are made by wire, or the Transfer Agent if orders are made by mail. The reduced sales load is subject to confirmation of your holdings through a check of appropriate records.

        TELETRANSFER PRIVILEGE. You may purchase Fund shares by telephone through the TELETRANSFER Privilege if you have checked the appropriate box and supplied the necessary information on the Account Application or have filed a Shareholder Services Form with the Transfer Agent. The proceeds will be transferred between the bank account designated in one of these documents and your Fund account. Only a bank account maintained in a domestic financial institution that is an Automated Clearing House ("ACH") member may be so designated. TELETRANSFER purchase orders may be made at any time. Purchase orders received by 4:00 p.m., New York time, on any business day that the Transfer Agent and the NYSE are open for business will be credited to the shareholder's Fund account on the next bank business day following such purchase order. Purchase orders made after 4:00 p.m., New York time, on any business day the Transfer Agent and the NYSE are open for business, or orders made on Saturday, Sunday or any Fund holiday (e.g., when the NYSE is not open for business), will be credited to the shareholder's Fund account on the second bank business day following such purchase order. To qualify to use the TELETRANSFER Privilege, the initial payment for purchase of Fund shares must be drawn on, and redemption proceeds paid to, the same bank and account as are designated on the Account Application or Shareholder Services Form on file. If the proceeds of a particular redemption are to be wired to an account at any other bank, the request must be in writing and signature-guaranteed. See "Redemption of Shares - TELETRANSFER Privilege." The Fund may modify or terminate this Privilege at any time or charge a service fee upon notice to shareholders. No such fee currently is contemplated.

        REOPENING AN ACCOUNT. An investor may reopen an account with a minimum investment of $100 without filing a new Account Application during the calendar year the account is closed or during the following calendar year, provided the information on the old Account Application is still applicable.

        IN-KIND PURCHASES. If the following conditions are satisfied, the Fund may at its discretion, permit the purchase of shares through an "in-kind" exchange of securities. Any securities exchanged must meet the investment objective, policies and limitations of the Fund, must have a readily ascertainable market value, must be liquid and must not be subject to restrictions on resale. The market value of any securities exchanged, plus any cash, must be at least equal to $25,000. Shares purchased in exchange for securities generally cannot be redeemed for fifteen days following the exchange in order to allow time for the transfer to settle.

      The basis of the exchange will depend upon the relative NAVs of the shares purchased and securities exchanged. Securities accepted by the Fund will be valued in the same manner as the Fund values its assets. Any interest earned on the securities following their delivery to the Fund and prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities become the property of the Fund, along with the securities. For further information about "in-kind" purchases, call 1-800-554-4611.

        SHARE CERTIFICATES. Share certificates are issued upon written request only. No certificates are issued for fractional shares.

                         DISTRIBUTION AND SERVICE PLANS

        THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION IN THE FUND'S PROSPECTUS ENTITLED "YOUR INVESTMENT."

        Class A, Class B and Class C shares are subject to annual fees for distribution and shareholder services.

        The SEC has adopted Rule 12b-1 under the 1940 Act (the "Rule") regulating the circumstances under which investment companies such as the Company may, directly or indirectly, bear the expenses of distributing their shares. The Rule defines distribution expenses to include expenditures for "any activity which is primarily intended to result in the sale of fund shares." The Rule, among other things, provides that an investment company may bear such expenses only pursuant to a plan adopted in accordance with the Rule.

        DISTRIBUTION PLAN--CLASS A SHARES. The Company has adopted a Distribution Plan pursuant to the Rule with respect to the Class A shares of the Fund ("Class A Plan"), whereby Class A shares of the Fund may spend annually up to 0.25% of the average of its net assets to compensate Dreyfus Service Corporation, an affiliate of Dreyfus, for shareholder servicing activities and the Distributor for shareholder servicing activities and expenses primarily intended to result in the sale of Class A shares of the Fund. The Class A Plan allows the Distributor to make payments from the Rule 12b-1 fees it collects from the Fund to compensate Agents that have entered into Selling Agreements ("Agreements") with the Distributor. Under the Agreements, the Agents are obligated to provide distribution related services with regard to the Fund and/or shareholder services to the Agent's clients that own Class A shares of the Fund.

        The Class A Plan provides that a report of the amounts expended under the Class A Plan, and the purposes for which such expenditures were incurred, must be made to the Company's Directors for their review at least quarterly. In addition, the Class A Plan provides that it may not be amended to increase materially the costs which the Fund may bear for distribution pursuant to the Class A Plan without approval of the Fund's shareholders, and that other material amendments of the Class A Plan must be approved by the vote of a majority of the Directors and of the Directors who are not "interested persons" (as defined in the 1940 Act) of the Company or the Distributor and who do not have any direct or indirect financial interest in the operation of the Class A Plan, cast in person at a meeting called for the purpose of considering such amendments. The Class A Plan is subject to annual approval by the entire Board of Directors and by the Directors who are neither interested persons nor have any direct or indirect financial interest in the operation of the Class A Plan, by vote cast in person at a meeting called for the purpose of voting on the Class A Plan. The Class A Plan was so approved by the Directors at a meeting held on , 1999. The Class A Plan is terminable, as to the Fund's Class A shares, at any time by vote of a majority of the Directors who are not interested persons and have no direct or indirect financial interest in the operation of the Class A Plan or by vote of the holders of a majority of the outstanding shares of such class of the Fund.

        DISTRIBUTION AND SERVICE PLANS -- CLASS B AND CLASS C SHARES. In addition to the above described current Class A Plan for Class A shares, the Board of Directors has adopted a Service Plan (the "Service Plan") under the Rule for Class B and Class C shares, pursuant to which the Fund pays the Distributor and Dreyfus Service Corporation a fee at the annual rate of 0.25% of the value of the average daily net assets of Class B and Class C shares for the provision of certain services to the holders of Class B and Class C shares. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and providing services related to the maintenance of such shareholder accounts. With regard to such services, each Agent is required to disclose to its clients any compensation payable to it by the Fund and any other compensation payable by its clients in connection with the investment of their assets in Class B and Class C shares. The Distributor may pay one or more Agents in respect of services for these Classes of shares. The Distributor determines the amounts, if any, to be paid to Agents under the Service Plan and the basis on which such payments are made. The Company's Board of Directors has also adopted a Distribution Plan pursuant to the Rule with respect to Class B and Class C shares (the "Distribution Plan") pursuant to which the Fund pays the Distributor for distributing the Fund's Class B and Class C shares at an aggregate annual rate of 0.75% of the value of the average daily net assets of Class B and Class C shares. The Company's Board of Directors believes that there is a reasonable likelihood that the Distribution and Service Plans (the "Plans") will benefit the Fund and the holders of Class B and Class C shares.

        A quarterly report of the amounts expended under each Plan, and the purposes for which such expenditures were incurred, must be made to the Directors for their review. In addition, each Plan provides that it may not be amended to increase materially the cost which holders of Class B or Class C shares may bear pursuant to the Plan without the approval of the holders of such Classes and that other material amendments of the Plan must be approved by the Board of Directors and by the Directors who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Plan or in any agreements entered into in connection with the Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. Each Plan is subject to annual approval by such vote of the Directors cast in person at a meeting called for the purpose of voting on the Plan. Each Plan was so approved by the Directors at a meeting held on _____, 1999. Each Plan may be terminated at any time by vote of a majority of the Directors who are not interested persons and have no direct or indirect financial interest in the operation of the Plan or in any agreements entered into in connection with the Plan or by vote of the holders of a majority of Class B and Class C shares.

        An Agent entitled to receive compensation for selling and servicing the Fund's shares may receive different compensation with respect to one Class of shares over another. Potential investors should read this Statement of Additional Information in light of the terms governing Agreements with their Agents. The fees payable under the Distribution and Service Plans are payable without regard to actual expenses incurred. The Fund and the Distributor may suspend or reduce payments under the Distribution and Service Plans at any time, and payments are subject to the continuation of the Fund's Plans and the Agreements described above. From time to time, the Agents, the Distributor and the Fund may voluntarily agree to reduce the maximum fees payable under the Plans.

        For the fiscal year ended October 31, 1998, the Fund paid the Distributor and Dreyfus Service Corporation $____ and $______, respectively, pursuant to the Class A Plan. For the fiscal year ended October 31, 1998, the Fund paid the Distributor $______ and $______, pursuant to the Plan with respect to Class B and Class C shares, respectively, and paid the Distributor and Dreyfus Service Corporation $ and $ , respectively, pursuant to the Service Plan with respect to Class B shares and $ and $ respectively, pursuant to the Service Plan with respect to Class C shares.


                                     REDEMPTION OF SHARES

        The following information supplements and should be read in conjunction with the section in the Fund's Prospectus entitled "Account Policies," "Services For Fund Investors," "Instructions for Regular Accounts" and "Instructions for IRAs."

        GENERAL. If you hold Fund shares of more than one Class, any request for redemption must specify the Class of shares being redeemed. If you fail to specify the Class of shares to be redeemed or if you own fewer shares of the Class than specified to be redeemed, the redemption request may be delayed until the Transfer Agent receives further instructions from you or your Agent.

        The Fund imposes no charges (other than any applicable CDSC) when shares are redeemed. Agents may charge their clients a nominal fee for effecting redemptions of Fund shares. Any certificates representing Fund shares being redeemed must be submitted with the redemption request. The value of the shares redeemed may be more or less than their original cost, depending upon the Fund's then-current NAV.

        PROCEDURES. You may redeem Fund shares by using the regular redemption procedure through the Transfer Agent, or through the Telephone Redemption Privilege, which is granted automatically unless you specifically refuse it by checking the applicable "No" box on the Account Application. The Telephone Redemption Privilege may be established for an existing account by a separate signed Shareholder Services Form or by oral request from any of the authorized signatories on the account by calling 1-800-554-4611. You also may redeem shares through the Wire Redemption Privilege or the TELETRANSFER Privilege if you have checked the appropriate box and supplied the necessary information on the Account Application or have filed a Shareholders Services Form with the Transfer Agent. If you are a client of certain Agents ("Selected Dealers"), you can also redeem Fund shares through the Selected Dealer. Other redemption procedures may be in effect for clients of certain Agents and institutions. The Fund makes available to certain large institutions the ability to issue redemption instructions through compatible computer facilities. The Fund reserves the right to refuse any request made by telephone, including requests made shortly after a change of address, and may limit the amount involved or the number of such requests. The Fund may modify or terminate any redemption privilege at any time or charge a service fee upon notice to shareholders. No such fee currently is contemplated. Shares held under Keogh Plans, IRAs, or other retirement plans, and shares for which certificates have been issued, are not eligible for the Wire Redemption, Telephone Redemption or TELETRANSFER Privilege.

        The Telephone Redemption Privilege or Telephone Exchange Privilege authorizes the Transfer Agent to act on telephone instructions (including The Dreyfus Touch(R) automated telephone system) from any person representing himself or herself to be you, or a representative of your Agent, and reasonably believed by the Transfer Agent to be genuine. The Fund will require the Transfer Agent to employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine and, if it does not follow such procedures, the Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions. Neither the Fund nor the Transfer Agent will be liable for following telephone instructions reasonably believed to be genuine.

        During times of drastic economic or market conditions, you may experience difficulty in contacting the Transfer Agent by telephone to request a redemption or an exchange of Fund shares. In such cases, you should consider using the other redemption procedures described herein. Use of these other redemption procedures may result in your redemption request being processed at a later time than it would have been if telephone redemption had been used. During the delay, the Fund's NAV may fluctuate.

        REDEMPTION THROUGH A SELECTED DEALER. Customers of Selected Dealers may make redemption requests to their Selected Dealer. If the Selected Dealer transmits the redemption request so that it is received by the Transfer Agent prior to the close of trading on the floor of the NYSE (currently 4:00 p.m., New York time), the redemption request will be effective on that day. If a redemption request is received by the Transfer Agent after the close of trading on the floor of the NYSE, the redemption request will be effective on the next business day. It is the responsibility of the Selected Dealer to transmit a request so that it is received in a timely manner. The proceeds of the redemption are credited to your account with the Selected Dealer.

        In addition, the Distributor or its designee will accept orders from Selected Dealers with which the Distributor has sales agreements for the repurchase of Fund shares held by shareholders. Repurchase orders received by dealers by the close of trading on the floor of the NYSE on any business day and transmitted to the Distributor or its designee prior to the close of its business day (normally 5:15 p.m., New York time) are effected at the price determined as of the close of trading on the floor of the NYSE on that day. Otherwise, the Fund shares will be redeemed at the next determined NAV. It is the responsibility of the Selected Dealer to transmit orders on a timely basis. The Selected Dealer may charge the shareholder a fee for executing the order. This repurchase arrangement is discretionary and may be withdrawn at any time.

        REINVESTMENT PRIVILEGE. Upon written request, you may reinvest up to the number of Class A or Class B shares you have redeemed, within 45 days of redemption, at the then-prevailing NAV without a sales load, or reinstate your account for the purpose of exercising Fund Exchanges. Upon reinstatement, with respect to Class B shares, or Class A shares if such shares were subject to a CDSC, your account will be credited with an amount equal to the CDSC previously paid upon redemption of the Class A or Class B shares reinvested. The Reinvestment Privilege may be exercised only once.

        WIRE REDEMPTION PRIVILEGE. By using this Privilege, the investor authorizes the Transfer Agent to act on wire, telephone, or letter redemption instructions from any person representing himself or herself to be the investor, or a representative of the investor's Agent, and reasonably believed by the Transfer Agent to be genuine. Ordinarily, the Fund will initiate payment for shares redeemed pursuant to this Privilege on the next business day after receipt by the Transfer Agent of the redemption request in proper form. Redemption proceeds ($1,000 minimum), will be transferred by Federal Reserve wire only to the commercial bank account specified by the investor on the Account Application or Shareholder Services Form, or a correspondent bank if the investor's bank is not a member of the Federal Reserve System. Holders of jointly registered Fund or bank accounts may have redemption proceeds of only up to $250,000 wired within any 30-day period. Fees ordinarily are imposed by such bank and usually are borne by the investor. Immediate notification by the correspondent bank to the investor's bank is necessary to avoid a delay in crediting the funds to the investor's bank account.

        Investors with access to telegraphic equipment may wire redemption requests to the Transfer Agent by employing the following transmittal code which may be used for domestic or overseas transmissions:

                                                          Transfer Agent's
               Transmittal Code                           Answer Back Sign
               ----------------                           ----------------

                   144295                                 144295 TSSG PREP

        Investors who do not have direct access to telegraphic equipment may have the wire transmitted by contacting a TRT Cables operator at 1-800-654-7171, toll free. Investors should advise the operator that the above transmittal code must be used and should also inform the operator of the Transfer Agent's answer back sign.

        To change the commercial bank or account designated to receive redemption proceeds, a written request must be sent to the Transfer Agent. This request must be signed by each shareholder, with each signature guaranteed as described below under "Stock Certificates; Signatures."

        TELETRANSFER PRIVILEGE. You may request by telephone that redemption proceeds (minimum $500 per day) be transferred between your Fund account and your bank account. Only a bank account maintained in a domestic financial institution which is an ACH member may be designated. Redemption proceeds will be on deposit in your account at an ACH member bank ordinarily two days after receipt of the redemption request. Investors should be aware that if they have selected the TELETRANSFER Privilege, any request for a wire redemption will be effected as a TELETRANSFER transaction through the ACH system unless more prompt transmittal specifically is requested. Holders of jointly registered Fund or bank accounts may redeem through the TELETRANSFER Privilege for transfer to their bank account only up to $250,000 within any 30-day period. See "Purchase of Shares--TELETRANSFER Privilege."

        STOCK CERTIFICATES; SIGNATURES. Any certificates representing Fund shares to be redeemed must be submitted with the redemption request. Written redemption requests must be signed by each shareholder, including each holder of a joint account, and each signature must be guaranteed. Signatures on endorsed certificates submitted for redemption also must be guaranteed. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the NYSE Medallion Signature Program, the Securities Transfer Agents Medallion Program ("STAMP") and the Stock Exchanges Medallion Program. Guarantees must be signed by an authorized signatory of the guarantor and "Signature-Guaranteed" must appear with the signature. The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees or guardians, and may accept other suitable verification arrangements from foreign investors, such as consular verification. For more information with respect to signature-guarantees, please call one of the telephone numbers listed on the cover.

        REDEMPTION COMMITMENT. The Company has committed itself to pay in cash all redemption requests by any shareholder of record of the Fund, limited in amount during any 90 day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. In the case of requests for redemptions in excess of such amount, the Company's Board reserves the right to make payments in whole or in part in securities or other assets in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In such event, the securities would be valued in the same manner as the Fund's portfolio is valued. If the recipient sold such securities, brokerage charges might be incurred.

        SUSPENSION OF REDEMPTIONS. The right of redemption may be suspended or the date of payment postponed (a) during any period when the NYSE is closed
(other than customary weekend and holiday closings), (b) when trading in the markets the Fund ordinarily utilizes is restricted, or when an emergency exists as determined by the SEC so that disposal of the Fund's investments or determination of its NAV is not reasonably practicable, or (c) for such other periods as the SEC by order may permit to protect the Fund's shareholders.

        CONTINGENT DEFERRED SALES CHARGE - CLASS B SHARES. A CDSC payable to the Distributor is imposed on any redemption of Class B shares which reduces the current NAV of your Class B shares to an amount which is lower than the dollar amount of all payments by you for the purchase of Class B shares of the Fund held by you at the time of redemption. No CDSC will be imposed to the extent that the NAV of the Class B shares redeemed does not exceed (i) the current NAV of Class B shares acquired through reinvestment of dividends or other distributions, plus (ii) increases in the NAV of Class B shares above the dollar amount of all your payments for the purchase of Class B shares of the Fund held by you at the time of redemption.

        If the aggregate value of the Class B shares redeemed has declined below their original cost as a result of the Fund's performance, a CDSC may be applied to the then-current NAV rather than the purchase price.

        In circumstances where the CDSC is imposed, the amount of the charge will depend on the number of years from the time you purchased the Class B shares until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of any payment for the purchase of Class B shares, all payments during a month will be aggregated and deemed to have been made on the first day of the month.

        In determining whether a CDSC is applicable to a redemption, the calculation will be made in a manner that results in the lowest possible rate. It will be assumed that the redemption is made first of amounts representing shares acquired pursuant to the reinvestment of dividends and distributions; then of amounts representing the increase in NAV of Class B shares above the total amount of payments for the purchase of Class B shares made during the preceding six years; then of amounts representing the cost of shares purchased six years prior to the redemption; and finally, of amounts representing the cost of shares held for the longest period of time within the applicable six-year period.

        For example, assume an investor purchased 100 shares at $10 per share for a cost of $1,000. Subsequently, the shareholder acquired five additional shares through dividend reinvestment. During the second year after the purchase the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption the NAV has appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The CDSC would not be applied to the value of the reinvested dividend shares and the amount which represents appreciation ($260). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4% (the applicable rate in the second year after purchase) for a total CDSC of $9.60.

        For purposes of determining the applicable CDSC payable with respect to redemption of Class B shares of the Fund where such shares were acquired through exchange of Class B shares of another fund advised by Dreyfus, the year since purchase payment was made is based on the date of purchase of the original Class B shares of the fund exchanged.

        CONTINGENT DEFERRED SALES CHARGE - CLASS C SHARES. A CDSC of 1% payable to the Distributor is imposed on any redemption of Class C shares within one year of the date of purchase. The basis for calculating the payment of any such CDSC will be the method used in calculating the CDSC for Class B shares. See "Contingent Deferred Sales Charge - Class B Shares" above.

        WAIVER OF CDSC. The CDSC will be waived in connection with (a) redemptions made within one year after the death or disability, as defined in
Section 72(m)(7) of the Code, of the shareholder, (b) redemptions by employees participating in Eligible Benefit Plans, (c) redemptions as a result of a combination of any investment company with the Fund by merger, acquisition of assets or otherwise, (d) a distribution following retirement under a tax-deferred retirement plan or upon attaining age 70 1/2 in the case of an IRA or Keogh plan or custodial account pursuant to Section 403(b) of the Code, and
(e) redemptions pursuant to the Automatic Withdrawal Plan, as described below. If the Company's Board determines to discontinue the waiver of the CDSC, the disclosure herein will be revised appropriately. Any Fund shares subject to a CDSC which were purchased prior to the termination of such waiver will have the CDSC waived as provided in the Prospectus or this Statement of Additional Information at the time of the purchase of such shares.

        To qualify for a waiver of the CDSC, at the time of redemption you must notify the Transfer Agent or your Agent must notify the Distributor. Any such qualification is subject to confirmation of your entitlement.

                              SHAREHOLDER SERVICES

        THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTIONS IN THE FUND'S PROSPECTUS ENTITLED "ACCOUNT POLICIES" AND "SERVICES FOR FUND INVESTORS."

        FUND EXCHANGES. Shares of any Class of the Fund may be exchanged for shares of the respective Class of certain other funds advised or administered by Dreyfus. Shares of the same Class of such other funds purchased by exchange will be purchased on the basis of relative NAV per share as follows:

               A. Exchanges for shares of funds that are offered without a sales load will be made without a sales load.

               B. Shares of funds purchased without a sales load may be exchanged for shares of other funds sold with a sales load, and the applicable sales load will be deducted.

               C. Shares of funds purchased with a sales load may be exchanged without a sales load for shares of other funds sold without a sales load.

               D. Shares of funds purchased with a sales load, shares of funds acquired by a previous exchange from shares purchased with a sales load and additional shares acquired through reinvestment of dividends or other distributions of any such funds (collectively referred to herein as "Purchased Shares") may be exchanged for shares of other funds sold with a sales load (referred to herein as "Offered Shares"), provided that, if the sales load applicable to the Offered Shares exceeds the maximum sales load that could have been imposed in connection with the Purchased Shares (at the time the Purchased Shares were acquired), without giving effect to any reduced loads, the difference will be deducted.

               E. Shares of funds subject to a CDSC that are exchanged for shares of another fund will be subject to the higher applicable CDSC of the two funds and, for purposes of calculating CDSC rates and conversion periods, if any, will be deemed to have been held since the date the shares being exchanged were initially purchased.

        To accomplish an exchange under item D above, an investor's Agent must notify the Transfer Agent of the investor's prior ownership of shares with a sales load and the investor's account number. Any such exchange is subject to confirmation of an investor's holdings through a check of appropriate records.

        You also may exchange your Fund shares that are subject to a CDSC for shares of Dreyfus Worldwide Dollar Money Market Fund, Inc. The shares so purchased will be held in a special account created solely for this purpose ("Exchange Account"). Exchanges of shares from an Exchange Account only can be made into certain other funds managed or administered by Dreyfus. No CDSC is charged when an investor exchanges into an Exchange Account; however, the applicable CDSC will be imposed when shares are redeemed from an Exchange Account or other applicable Fund account. Upon redemption, the applicable CDSC will be calculated without regard to the time such shares were held in an Exchange Account. See "Redemption of Shares." Redemption proceeds for Exchange Account shares are paid by Federal wire or check only. Exchange Account shares also are eligible for the Auto-Exchange Privilege, Dividend Sweep and the Automatic Withdrawal Plan.

        To request an exchange, an investor or an investor's Agent acting on the investor's behalf must give exchange instructions to the Transfer Agent in writing or by telephone. The ability to issue exchange instructions by telephone is given to all Fund shareholders automatically unless the investor checks the applicable "No" box on the Account Application, indicating that the investor specifically refuses this privilege. The Telephone Exchange Privilege may be established for an existing account by written request signed by all shareholders on the account, by a separate signed Shareholder Services Form, available by calling 1-800-554-4611, or by oral request from any of the authorized signatories on the account, also by calling 1-800-554-4611. By using the Telephone Exchange Privilege, the investor authorizes the Transfer Agent to act on telephonic instructions (including over The Dreyfus Touch(R) automated telephone system) from any person representing himself or herself to be the investor or a representative of the investor's Agent, and reasonably believed by the Transfer Agent to be genuine. Telephone exchanges may be subject to limitations as to the amount involved or the number of telephone exchanges permitted. Shares issued in certificate form are not eligible for telephone exchange. No fees currently are charged shareholders directly in connection with exchanges, although the Fund reserves the right, upon not less than 60 days' written notice, to charge shareholders a nominal fee in accordance with rules promulgated by the SEC.

        Exchanges of Class R shares held by a Retirement Plan may be made only between the investor's Retirement Plan account in one fund and such investor's Retirement Plan account in another fund.

        To establish a personal retirement plan by exchange, shares of the fund being exchanged must have a value of at least the minimum initial investment required for the fund into which the exchange is being made.

        DREYFUS AUTO-EXCHANGE PRIVILEGE. The Dreyfus Auto-Exchange Privilege permits an investor to regularly purchase (on a semi-monthly, monthly, quarterly or annual basis), in exchange for shares of the Fund, shares of the same Class of certain other funds in the Dreyfus Premier Family of Funds or the Dreyfus Family of Funds of which the investor is a shareholder. The amount the investor designates, which can be expressed either in terms of a specific dollar or share amount ($100 minimum), will be exchanged automatically on the first and/or fifteenth day of the month according to the schedule the investor has selected. This Privilege is available only for existing accounts. With respect to Class R shares held by a Retirement Plan, exchanges may be made only between the investor's Retirement Plan account in one fund and such investor's Retirement Plan account in another fund. Shares will be exchanged on the basis of relative NAV as described above under "Fund Exchanges." Enrollment in or modification or cancellation of this Privilege is effective three business days following notification by the investor. An investor will be notified if the investor's account falls below the amount designated to be exchanged under this Privilege. In this case, an investor's account will fall to zero unless additional investments are made in excess of the designated amount prior to the next Auto-Exchange transaction. Shares held under IRAs and other retirement plans are eligible for this Privilege. Exchanges of IRA shares may be made between IRA accounts and from regular accounts to IRA accounts, but not from IRA accounts to regular accounts. With respect to all other retirement accounts, exchanges may be made only among those accounts.

      The right to exercise this Privilege may be modified or canceled by the Fund or the Transfer Agent. You may modify or cancel your exercise of this Privilege at any time by mailing written notification to Dreyfus Premier Midcap Stock Fund, P.O. Box 6587, Providence, Rhode Island 02940-6587. The Fund may charge a service fee for the use of this Privilege. No such fee currently is contemplated. For more information concerning this Privilege and the funds in the Dreyfus Premier Family of Funds or the Dreyfus Family of Funds eligible to participate in this Privilege, or to obtain a Dreyfus Auto-Exchange Authorization Form, please call toll free 1-800-554-4611.

      Fund Exchanges and the Dreyfus Auto-Exchange Privilege are available to shareholders resident in any state in which shares of the fund being acquired may legally be sold. Shares may be exchanged only between accounts having identical names and other identifying designations. The exchange of shares of one fund for shares of another is treated for Federal income tax purposes as a sale of the shares given in exchange and, therefore, an exchanging shareholder (other than a tax-exempt Retirement Plan) may realize a taxable gain or loss.

        Shareholder Services Forms and prospectuses of the other funds may be obtained by calling 1-800-554-4611. The Fund reserves the right to reject any exchange request in whole or in part. The Fund Exchange service or the Dreyfus Auto-Exchange Privilege may be modified or terminated at any time upon notice to shareholders.

        DREYFUS-AUTOMATIC ASSET BUILDER(R). Dreyfus Automatic Asset Builder permits you to purchase Fund shares (minimum of $100 and maximum of $150,000 per transaction) at regular intervals selected by you. Fund shares are purchased by transferring funds from the bank account designated by you. Only an account maintained at a domestic financial institution which is an ACH member may be so designated. To establish a Dreyfus-Automatic Asset Builder account, you must file an authorization form with the Transfer Agent. You may obtain the necessary authorization form by calling 1-800-554-4611. You may cancel your participation in this Privilege or change the amount of purchase at any time by mailing written notification to Dreyfus Premier Midcap Stock Fund, P.O. Box 6587, Providence, Rhode Island 02940-6587 and the notification will be effective three business days following receipt. The Fund may modify or terminate this Privilege at any time or charge a service fee. No such fee currently is contemplated.

        AUTOMATIC WITHDRAWAL PLAN. The Automatic Withdrawal Plan permits an investor with a $5,000 minimum account to request withdrawal of a specified dollar amount (minimum of $50) on either a monthly or quarterly basis.

Withdrawal payments are the proceeds from sales of Fund shares, not the yield on the shares. If withdrawal payments exceed reinvested dividends andother distributions, the investor's shares will be reduced and eventually may be depleted. An Automatic Withdrawal Plan may be established by filing an Automatic Withdrawal Plan application with the Transfer Agent or by oral request from any of the authorized signatories on the account by calling 1-800-554-4611. Automatic Withdrawal may be terminated at any time by the investor, the Fund or the Transfer Agent. Shares for which certificates have been issued may not be redeemed through the Automatic Withdrawal Plan.

        Particular Retirement Plans, including Dreyfus-sponsored Retirement Plans, may permit certain participants to establish an automatic withdrawal plan from such Retirement Plans. Participants should consult their Retirement Plan sponsor and tax adviser for details. Such a withdrawal plan is different from the Automatic Withdrawal Plan. The Automatic Withdrawal Plan may be ended at any time by the shareholder, the Fund or the Transfer Agent. Shares for which certificates have been issued may not be redeemed through the Automatic Withdrawal Plan.

        No CDSC with respect to Class B shares will be imposed on withdrawals made under the Automatic Withdrawal Plan, provided that the amounts withdrawn under the plan do not exceed on an annual basis 12% of the account value at the time the shareholder elects to participate in the Automatic Withdrawal Plan. Withdrawals with respect to Class B shares under the Automatic Withdrawal Plan that exceed on an annual basis 12% of the value of the shareholder's account will be subject to a CDSC on the amounts exceeding 12% of the initial account value. Class C shares, and Class A shares to which a CDSC applies, that are withdrawn pursuant to the Automatic Withdrawal Plan will be subject to any applicable CDSC. Purchases of additional Class A shares where the sales load is imposed concurrently with withdrawals of Class A shares generally are undesirable.

        DIVIDEND OPTIONS. Dreyfus Dividend Sweep allows investors to invest automatically their dividends or dividends and other distributions, if any, from the Fund in shares of the same Class of certain other funds in the Dreyfus Premier Family of Funds or the Dreyfus Family of Funds of which the investor is a shareholder. Shares of the same Class of other funds purchased pursuant to this Privilege will be purchased on the basis of relative NAV per share as follows:

               A. Dividends and other distributions paid by a fund may be invested without imposition of a sales load in shares of other funds that are offered without a sales load.

               B. Dividends and other distributions paid by a fund which does not charge a sales load may be invested in shares of other funds sold with a sales load, and the applicable sales load will be deducted.

               C. Dividends and other distributions paid by a fund which charges a sales load may be invested in shares of other funds sold with a sales load (referred to herein as "Offered Shares"), provided that, if the sales load applicable to the Offered Shares exceeds the maximum sales load charged by the fund from which dividends or other distributions are being swept, without giving effect to any reduced loads, the difference will be deducted.

               D. Dividends and other distributions paid by a fund may be invested in shares of other funds that impose a CDSC and the applicable CDSC, if any, will be imposed upon redemption of such shares.

        Dreyfus Dividend ACH permits you to transfer electronically dividends or dividends and capital gain distributions, if any, from the Fund to a designated bank account. Only an account maintained at a domestic financial institution which is an ACH member may be so designated. Banks may charge a fee for this service.

        For more information concerning these Privileges, or to request a Dividend Options Form, please call toll free 1-800-554-4611. You may cancel these Privileges by mailing written notification to Dreyfus Premier Midcap Stock Fund, P.O. Box 6587, Providence, Rhode Island 02940-6587. To select a new fund after cancellation, you must submit a new Dividend Options Form. Enrollment in or cancellation of these privileges is effective three business days following receipt. These privileges are available only for existing accounts and may not be used to open new accounts. Minimum subsequent investments do not apply for Dreyfus Dividend Sweep. The Fund may modify or terminate these privileges at any time or charge a service fee. No such fee currently is contemplated. Shares held under Keogh Plans, IRAs or other retirement plans are not eligible for Dreyfus Dividend Sweep.

        DREYFUS GOVERNMENT DIRECT DEPOSIT PRIVILEGE. Dreyfus Government Direct Deposit Privilege enables you to purchase Fund shares (minimum of $100 and maximum of $50,000 per transaction) by having Federal salary, Social Security or certain veterans', military or other payments from the Federal government automatically deposited into your Fund account. You may deposit as much of such payments as you elect. You should consider whether Direct Deposit of your entire payment into a fund with fluctuating NAV, such as the Fund, may be appropriate for you. To enroll in Dreyfus Government Direct Deposit, you must file with the Transfer Agent a completed Direct Deposit Sign-Up Form for each type of payment that you desire to include in this Privilege. The appropriate form may be obtained from your Agent or by calling 1-800-554-4611. Death or legal incapacity will terminate your participation in this Privilege. You may elect at any time to terminate your participation by notifying in writing the appropriate Federal agency. Further, the Fund may terminate your participation upon 30 days' notice to you.

        DREYFUS PAYROLL SAVINGS PLAN. Dreyfus Payroll Savings Plan permits you to purchase Fund shares (minimum $100 per transaction) automatically on a regular basis. Depending upon your employer's direct deposit program, you may have part or all of your paycheck transferred to your existing Dreyfus account electronically through the ACH system at each pay period. To establish a Dreyfus Payroll Savings Plan account, you must file an authorization form with your employer's payroll department. Your employer must complete the reverse side of the form and return it to The Dreyfus Family of Funds, P.O. Box 9671, Providence, Rhode Island 02940-9671. You may obtain the necessary authorization form by calling 1-800-554-4611. You may change the amount of purchase or cancel the authorization only by written notification to your employer. It is the sole responsibility of your employer, not the Distributor, your Agent, Dreyfus, the Fund, the Transfer Agent or any other person, to arrange for transactions under the Dreyfus Payroll Savings Plan. The Fund may modify or terminate this Privilege at any time or charge a service fee. No such fee currently is contemplated. Shares held under Keogh Plans, IRAs or other retirement plans are not eligible for this Privilege.

      DREYFUS STEP PROGRAM. Holders of the Fund's Investor shares prior to January 16, 1998 who had enrolled in Dreyfus Step Program may continue to purchase shares of the same class (currently designated Class A shares) without regard to the Fund's minimum initial investment requirements through Dreyfus-Automatic Asset Builder(R), Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan. Participation in this Program may be terminated by the shareholder at any time by discontinuing participation in Dreyfus-AUTOMATIC Asset Builder, Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan, as the case may be, as provided under the terms of such Privilege(s).The Fund reserves the right to redeem your account if you have terminated your participation in the Program and your account's NAV is $500 or less. See "Account Policies-General Policies" in the Fund's Prospectus. The Fund may modify or terminate this Program at any time. The Dreyfus Step Program is not available to open new accounts in any Class of the Fund.

        LETTER OF INTENT--CLASS A SHARES. By signing a Letter of Intent form, which can be obtained by calling 1-800-554-4611, you become eligible for the reduced sales load applicable to the total number of Eligible Fund shares purchased in a 13-month period pursuant to the terms and conditions set forth in the Letter of Intent. A minimum initial purchase of $5,000 is required. To compute the applicable sales load, the offering price of shares you hold (on the date of submission of the Letter of Intent) in any Eligible Fund that may be used toward "Right of Accumulation" benefits described above may be used as a credit toward completion of the Letter of Intent. However, the reduced sales load will be applied only to new purchases.

        The Transfer Agent will hold in escrow 5% of the amount indicated in the Letter of Intent for payment of a higher sales load if you do not purchase the full amount indicated in the Letter of Intent. The escrow will be released when you fulfill the terms of the Letter of Intent by purchasing the specified amount. If your purchases qualify for a further sales load reduction, the sales load will be adjusted to reflect your total purchase at the end of 13 months. If total purchases are less than the amount specified, you will be requested to remit an amount equal to the difference between the sales load actually paid and the sales load applicable to the aggregate purchases actually made. If such remittance is not received within 20 days, the Transfer Agent, as attorney-in-fact pursuant to the terms of the Letter of Intent, will redeem an appropriate number of Class A shares of the Fund held in escrow to realize the difference. Signing a Letter of Intent does not bind you to purchase, or the Fund to sell, the full amount indicated at the sales load in effect at the time of signing, but you must complete the intended purchase to obtain the reduced sales load. At the time you purchase Class A shares, you must indicate your intention to do so under a Letter of Intent. Purchases pursuant to a Letter of Intent will be made at the then-current NAV plus the applicable sales load in effect at the time such Letter of Intent was executed.

        RETIREMENT PLANS. The Fund makes available a variety of pension and profit-sharing plans, including Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, SEP-IRAs, rollover IRAs and Education IRAs), 401(k) Salary Reduction Plans and 403(b)(7) Plans. Plan support services also are available. You can obtain details on the various plans by calling the following numbers toll free: for Keogh Plans, please call 1-800-358-5566; for IRAs and IRA "Rollover Accounts," please call 1-800-554-4611; for SEP-IRAs, 401(k) Salary Reduction Plans and 403(b)(7) Plans, please call 1-800-322-7880.

        Investors who wish to purchase Fund shares in conjunction with a Keogh Plan, a 403(b)(7) Plan or an IRA, including a SEP-IRA, may request from the Distributor forms for adoption of such plans.

        The entity acting as custodian for Keogh Plans, 403(b)(7) Plans or IRAs may charge a fee, payment of which could require the liquidation of shares. All fees charged are described in the appropriate form.

        SHARES MAY BE PURCHASED IN CONNECTION WITH THESE PLANS ONLY BY DIRECT REMITTANCE TO THE ENTITY ACTING AS CUSTODIAN. PURCHASES FOR THESE PLANS MAY NOT BE MADE IN ADVANCE OF RECEIPT OF FUNDS.

        Each investor should read the prototype retirement plan and the appropriate form of custodial agreement for further details on eligibility, service fees and tax implications, and should consult a tax adviser.

                     ADDITIONAL INFORMATION ABOUT PURCHASES,
                            EXCHANGES AND REDEMPTIONS

        The Fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculation on short-term market movements. A pattern of frequent purchases and exchanges can be disruptive to efficient portfolio management and, consequently, can be detrimental to the Fund's performance and its shareholders. Accordingly, if the Fund's management determines that an investor is engaged in excessive trading, the Fund, with or without prior notice, may temporarily or permanently terminate the availability of Fund Exchanges, or reject in whole or part any purchase or exchange request, with respect to such investor's account. Such investors also may be barred from purchasing other funds in the Dreyfus Family of Funds. Generally, an investor who makes more than four exchanges out of the Fund during any calendar year or who makes exchanges that appear to coincide with an active market-timing strategy may be deemed to be engaged in excessive trading. Accounts under common ownership or control will be considered as one account for purposes of determining a pattern of excessive trading. In addition, the Fund may refuse or restrict purchase or exchange requests by any person or group if, in the judgment of the Fund's management, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies or could otherwise be adversely affected or if the Fund receives or anticipates receiving simultaneous orders that may significantly affect the Fund (e.g., amounts equal to 1% or more of the Fund's total assets). If an exchange request is refused, the Fund will take no other action with respect to the shares until it receives further instructions from the investor. The Fund may delay forwarding redemption proceeds for up to seven days if the investor redeeming shares is engaged in excessive trading or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the Fund. The Fund's policy on excessive trading applies to investors who invest in the Fund directly or through financial intermediaries, but does not apply to the

Dreyfus Auto-Exchange Privilege, to any automatic investment or withdrawal privilege described herein, or to non-IRA plan accounts.

        During times of drastic economic or market conditions, the Fund may suspend Fund Exchanges temporarily without notice and treat exchange requests based on their separate components - redemption orders with a simultaneous request to purchase the other fund's shares. In such a case, the redemption request would be processed at the Fund's next determined NAV but the purchase order would be effective only at the NAV next determined after the fund being purchased receives the proceeds of the redemption, which may result in the purchase being delayed.


                        DETERMINATION OF NET ASSET VALUE

        THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION IN THE FUND'S PROSPECTUS ENTITLED "ACCOUNT POLICIES."

        VALUATION OF PORTFOLIO SECURITIES. The Fund's securities are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Where market quotations are not readily available, the Fund's investments are valued based on fair value as determined in good faith by the Company's Board. Debt securities may be valued by an independent pricing service approved by the Company's Board and are valued at fair value as determined by the pricing service. Any assets or liabilities initially expressed in terms of foreign currency will be translated into U.S. dollars at the midpoint of the New York interbank market spot exchange rate as quoted on the day of such translation or, if no such rate is quoted on such date, such other quoted market exchange rate as may be determined to be appropriate by Dreyfus. If the Fund has to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of NAV may not take place contemporaneously with the determination of prices of certain of the Fund's securities. Short-term investments are carried at amortized cost, which approximates value. Expenses and fees, including the management fee, are accrued daily and taken into account for the purpose of determining the NAV of the Fund's shares.

        Restricted securities, as well as securities or other assets for which market quotations are not readily available or which are not valued by a pricing service approved by the Board of Directors, are valued at fair value as determined in good faith by the Board of Directors. The Board of Directors will review the method of valuation on a current basis. In making their good faith valuation of restricted securities, the Board of Directors generally will take the following factors into consideration: restricted securities which are, or are convertible into, securities of the same class of securities for which a public market exists usually will be valued at market value less the same percentage discount at which purchased. This discount will be revised periodically by the Board of Directors if it believes that the discount no longer reflects the value of the restricted securities. Restricted securities not of the same class as securities for which a public market exists usually will be valued initially at cost. Any subsequent adjustment from cost will be based upon considerations deemed relevant by the Board of Directors.

        NYSE CLOSINGS. The holidays (as observed) on which the NYSE is currently scheduled to be closed are: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


                    DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

        THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION IN THE FUND'S PROSPECTUS ENTITLED "DISTRIBUTIONS AND TAXES."

        GENERAL. The Fund ordinarily declares and pays dividends from its net investment income and distributes net realized capital gains, if any, once a year, but it may make distributions on a more frequent basis to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act. The Fund will not make distributions from net realized capital gains unless all capital loss carryovers, if any, have been utilized or have expired. Investors other than qualified retirement plans may choose whether to receive dividends and other distributions in cash, to receive dividends in cash and reinvest other distributions in additional Fund shares at NAV, or to reinvest both dividends and other distributions in additional Fund shares at NAV; dividends and other distributions paid to qualified retirement plans are reinvested automatically in additional Fund shares at NAV. All expenses are accrued daily and deducted before declaration of dividends to investors. Dividends and other distributions paid by each Class are calculated at the same time and in the same manner and will be in the same amount, except that the expenses attributable solely to a particular Class are borne exclusively by that Class. Class B and Class C shares will receive lower per share dividends than Class A shares, which will in turn receive lower per share dividends than Class R shares, because of the higher expenses borne by the relevant Classes.

        It is expected that the Fund will qualify for treatment as a regulated investment company ("RIC") under the Code so long as such qualification is in the best interests of its shareholders. Such qualification will relieve the Fund of any liability for Federal income tax to the extent its earnings and realized gains are distributed in accordance with applicable provisions of the Code. To qualify for treatment as a RIC under the Code, the Fund -- which is treated as a separate corporation for federal tax purposes -- (1) must distribute to its shareholders each year at least 90% of its investment company taxable income (generally consisting of net investment income, net short-term capital gains and net gains from certain foreign currency transactions) (the "Distribution Requirement"), (2) must derive at least 90% of its annual gross income from specified sources (the "Income Requirement"), and (3) must meet certain asset diversification and other requirements. The term "regulated investment company" does not imply the supervision of management or investment practices or policies by any government agency.

        If you elect to receive dividends and distributions in cash, and your dividend or distribution check is returned to the Fund as undeliverable or remains uncashed for six months, the Fund reserves the right to reinvest such dividends or distributions and all future dividends and distributions payable to you in additional Fund shares at NAV. No interest will accrue on amounts represented by uncashed distributions or redemptions checks.

        Dividends derived from net investment income, together with distributions from net realized short-term capital gains and all or a portion of any gains realized from the sale or other disposition of certain market discount bonds (collectively, "dividend distributions"), paid by the Fund will be taxable to U.S. shareholders, including certain non-qualified retirement plans, as ordinary income to the extent of the Fund's earnings and profits, whether received in cash or reinvested in additional Fund shares. Distributions from net capital gain (the excess of net long-term capital gain over net short-term capital loss) are taxable to such shareholders as long-term capital gains regardless of how long the shareholders have held their Fund shares and whether such distributions are received in cash or reinvested in additional Fund shares.

        Notice as to the tax status of your dividends and other distributions will be mailed to you annually. You also will receive periodic summaries of your account that will include information as to dividends and distributions from net capital gain, if any, paid during the year. The annual tax notice and periodic account summaries you receive designate the portions of capital gain distributions that are subject to (1) the 20% maximum rate of tax (10% for investors in the 15% marginal tax bracket) enacted by the Taxpayer Relief Act of 1997 ("Tax Act"), which applies to non-corporate taxpayers' net capital gain on securities and other capital assets held for more than 18 months, and (2) the 28% maximum tax rate, applicable to such gain on capital assets held for more than one year and up to 18 months (which, prior to enactment of the Tax Act, applied to all such gain on capital assets held for more than one year).

        The Code provides for the "carryover" of some or all of the sales load imposed on Class A shares if (1) a shareholder redeems those shares or exchanges those shares for shares of another fund advised or administered by Dreyfus within 90 days of purchase and (2) in the case of a redemption, acquires other Fund Class A shares through exercise of the Reinvestment Privilege or, in the case of an exchange, such other fund reduces or eliminates its otherwise applicable sales load for the purpose of the exchange. In these cases, the amount of the sales load charged on the purchase of the original Class A shares, up to the amount of the reduction of the sales load pursuant to the Reinvestment Privilege or on the exchange, as the case may be, is not included in the basis of such shares for purposes of computing gain or loss on the redemption or the exchange and instead is added to the basis of the shares acquired pursuant to the Reinvestment Privilege or the exchange.

        Dividends and other distributions paid by the Fund to qualified retirement plans ordinarily will not be subject to taxation until the proceeds are distributed from the retirement plans. The Fund will not report to the IRS distributions paid to such plans. Generally, distributions from qualified retirement plans, except those representing returns of non-deductible contributions thereto, will be taxable as ordinary income and, if made prior to the time the participant reaches age 59 1/2, generally will be subject to an additional tax equal to 10% of the taxable portion of the distribution. If the distribution from such a retirement plan (other than certain governmental or church plans) for any taxable year following the year in which the participant reaches age 70 1/2 is less than the "minimum required distribution" for that taxable year, an excise tax equal to 50% of the deficiency may be imposed by the IRS. The administrator, trustee or custodian of such a retirement plan will be responsible for reporting distributions from such plans to the IRS. Moreover, certain contributions to a qualified retirement plan in excess of the amounts permitted by law may be subject to an excise tax. If a distributee of an "eligible rollover distribution" from a qualified retirement plan does not elect to have the eligible rollover distribution paid directly from the plan to an eligible retirement plan in a "direct rollover," the eligible rollover distribution is subject to a 20% income tax withholding.

        The Fund must withhold and remit to the U.S. Treasury ("backup withholding") 31% of dividends, capital gain distributions and redemption proceeds, regardless of the extent to which gain or loss may be realized, paid to an individual or certain other non-corporate shareholders if such shareholder fails to certify that the TIN furnished to the Fund is correct. Backup withholding at that rate also is required from dividends and capital gain distributions payable to such a shareholder if (1) that shareholder fails to certify that he or she has not received notice from the IRS of being subject to backup withholding as a result of a failure properly to report taxable dividend or interest income on a Federal income tax return or (2) the IRS notifies the Fund to institute backup withholding because the IRS determines that the shareholder's TIN is incorrect or that the shareholder has failed properly to report such income.

        A TIN is either the Social Security number, IRS individual taxpayer identification number, or employer identification number of the record owner of the account. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the record owner of the account and may be claimed as a credit on the record owner's Federal income tax return.

        The Fund is subject to a non-deductible 4% excise tax, measured with respect to certain undistributed amounts of taxable investment income and capital gains.

        Any dividend or other distribution paid shortly after an investor's purchase of shares may have the effect of reducing the NAV of the shares below the cost of his or her investment. Such a dividend or other distribution would be a return on investment in an economic sense, although taxable as discussed above. In addition, if a shareholder sells shares of the Fund held for six months or less and receives a capital gain distribution with respect to those shares, any loss incurred on the sale of those shares will be treated as a long-term capital loss to the extent of the capital gain distribution received.

        Dividends and other distributions declared by the Fund in October, November or December of any year and payable to shareholders of record on a date in any of those months are deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

        A portion of the dividends paid by the Fund, whether received in cash or reinvested in additional Fund shares, may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by the Fund from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the alternative minimum tax.

        FOREIGN TAXES. Dividends and interest received by the Fund, and gains realized thereby, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions ("foreign taxes") that would reduce the yield and/or return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, it will be eligible to, and may, file an election ("Election") with the Internal Revenue Service that would enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign income taxes paid by it. Pursuant to the Election, the Fund would treat those taxes as dividends paid to its shareholders and each shareholder would be required to (1) include in gross income, and treat as paid by him or her, his or her proportionate share of those taxes, (2) treat his or her share of those taxes and of any dividend paid by the Fund that represents income from foreign or U.S. possession sources as his or her own income from those sources and (3) either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his or her federal income tax. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Generally, a credit for foreign taxes may not exceed portion of the shareholder's federal income tax attributable to his total foreign source taxable income; however, pursuant to the Taxpayer Relief Act of 1997 (the "Tax Act"), individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Forms 1099 and all of whose foreign source income is "qualified passive income" may elect each year to be exempt from the extremely complicated foreign tax credit limitation and will be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required. The Fund will report to its shareholders shortly after each taxable year their respective shares of its income from sources within foreign countries and U.S. possessions and foreign taxes it paid if it makes the Election.

        PASSIVE FOREIGN INVESTMENT COMPANIES. The Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation other than a "controlled foreign corporation" (I.E., a foreign corporation in which, on any day during its taxable year, more than 50% of the total voting power of all voting stock therein or the total value of all stock therein is owned, directly, indirectly, or constructively, by "U.S. shareholders," defined as U.S. persons that individually own, directly, indirectly, or constructively, at least 10% of that voting power) as to which the Fund is a U.S. shareholder - that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the Fund will be subject to federal income tax on a portion of any "excess distribution" received on the stock of a PFIC or of any gain on disposition of the stock (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders.

        If the Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its PRO RATA share of the QEF's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) which likely would have to be distributed by the Fund to satisfy the Distribution Requirement and avoid imposition of the 4% excise tax mentioned in the Prospectus under "Dividends, Other Distributions and Taxes" even if those earnings and gain were not received by the Fund from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

        The Fund may elect to "mark to market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of a PFIC's stock over the Fund's adjusted basis therein as of the end of that year. Pursuant to the election, the Fund also would be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included by the Fund for prior taxable years. The Fund's adjusted basis in each PFIC's stock with respect to which it makes this election will be adjusted to reflect the amounts of income included and deductions taken under the election. Regulations proposed in 1992 would provide a similar election with respect to the stock of certain PFICs.

        FOREIGN CURRENCY AND HEDGING TRANSACTIONS. Gains from the sale or other disposition of foreign currencies (except certain gains therefrom that may be excluded by future regulations), and gains from options, futures and forward contracts derived by the Fund with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement.

        Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gains and losses. However, a portion of the gains and losses from the disposition of foreign currencies and certain foreign-currency-denominated instruments (including debt instruments and financial forward and futures contracts and options) may be treated as ordinary income or loss under Section 988 of the Code. In addition, all or a portion of any gain realized from the disposition of certain market discount bonds and from engaging in "conversion transactions" that would otherwise be treated as capital gain may be treated as ordinary income. "Conversion transactions" are defined to include certain option and straddle investments.

        Under Section 1256 of the Code, any gain or loss realized by the Fund on the exercise or lapse of, or closing transactions respecting, certain options, futures and forward contracts (the "Section 1256 Contracts") may be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. In addition, any Section 1256 Contracts remaining unexercised at the end of the Fund's taxable year will be treated as sold for their then fair market value (a process known as "marking-to-market"), resulting in additional gain or loss to the Fund characterized in the manner described above. It is not entirely clear, as of the date of this Statement of Additional Information, whether the 60% portion of that is treated as long-term capital gain will qualify for the reduced maximum tax rates on net capital gain enacted by the Tax Act 20% (10% for taxpayers in the 15% marginal tax bracket) on capital assets held for more than 18 months instead of the 28% maximum rate in effect before that legislation, which now applies to gain on capital assets held for more than one year but not more than 18 months, although technical corrections legislation passed by the House of Representatives would treat such 60% percent portion as qualifying therefor.

        Offsetting positions held by the Fund involving certain options, futures or forward contracts may constitute "straddles", which are defined to include "offsetting positions" in actively traded personal property. The tax treatment of straddles is governed by Sections 1092 and to the extent noted above, 1258 of the Code, which in certain circumstances override or modify Sections 1256 and
988. As a result, all or a portion of any capital gain from certain straddle transactions may be recharacterized as ordinary income. If the Fund were treated as entering into straddles by reason of its engaging in certain options, futures or forward contract transactions, such straddles would be characterized as "mixed straddles" if the transactions comprising a part of such straddles were governed by Section 1256. The Fund may make one or more elections with respect to mixed straddles; depending on which election is made, if any, the results to the Fund may differ. If no election is made, then to the extent the straddle and conversion transactions rules apply to positions established by the Fund, losses realized by the Fund will be deferred to the extent of unrealized gain in the offsetting position. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gains may be treated as short-term capital gains or ordinary income.

        Investment by the Fund in securities issued or acquired at a discount (for example, zero coupon securities) could, under special tax rules, affect the amount and timing of distributions to shareholders by causing the Fund to recognize income prior to the receipt of cash payments. For example, the Fund could be required to take into gross income annually a portion of the discount (or deemed discount) at which the securities were issued and could need to distribute such income to satisfy the Distribution Requirement and to avoid the excise tax (the "Excise Tax"). In such case, the Fund may have to dispose of securities it might otherwise have continued to hold in order to generate cash to satisfy these requirements.

        STATE  AND LOCAL  TAXES.......Depending  upon the  extent of the  Fund's activities in states and localities in which it is deemed to be conducting business, the Fund may be subject to the tax laws thereof. Shareholders are also advised to consult their tax advisers concerning the application of state and local taxes to them.

        FOREIGN SHAREHOLDERS - U.S. FEDERAL INCOME TAXATION. U.S. federal income taxation of a shareholder who, as to the United States, is a non-resident alien individual, a foreign trust or estate, a foreign corporation or a foreign partnership (a "foreign shareholder") depends on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by the shareholder, as discussed generally below. Special U.S. federal income tax rules that differ from those described below may apply to certain foreign persons who invest in the Fund, such as a foreign shareholder entitled to claim the benefits of an applicable tax treaty. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

        FOREIGN SHAREHOLDERS - INCOME NOT EFFECTIVELY CONNECTED. Dividends distributed to a foreign shareholder whose ownership of Fund shares is not effectively connected with a U.S. trade or business carried on by the foreign shareholder generally will be subject to U.S. federal withholding tax of 30% (or lower treaty rate). Capital gains realized by foreign shareholders on the sale of Fund shares and distributions to them of net capital gain generally will not be subject to U.S. federal income tax unless the foreign shareholder is a non-resident alien individual and is physically present in the United States for more than 182 days during the taxable year. In the case of certain foreign shareholders, the Fund may be required to withhold U.S. federal income tax at a rate of 31% of capital gain distributions and of the gross proceeds from a redemption of Fund shares unless the shareholder furnishes the Fund with a certificate regarding the shareholder's foreign status.

        FOREIGN SHAREHOLDERS - EFFECTIVELY CONNECTED INCOME. If a foreign shareholder's ownership of Fund shares is effectively connected with a U.S. trade or business carried on by the foreign shareholder, then all distributions to that shareholder and any gains realized by that shareholder on the disposition of the Fund shares will be subject to U.S. federal income tax at the graduated rates applicable to U.S. citizens and domestic corporations, as the case may be. Foreign shareholders also may be subject to the branch profits tax.

        FOREIGN SHAREHOLDERS - ESTATE TAX. Foreign individuals generally are subject to federal estate tax on their U.S. situs property, such as shares of the Fund, that they own at the time of their death. Certain credits against that tax and relief under applicable tax treaties may be available.


                             PORTFOLIO TRANSACTIONS

        All portfolio transactions of the Fund are placed on behalf of the Fund by Dreyfus. Debt securities purchased and sold by the Fund are generally traded on a net basis (i.e., without commission) through dealers acting for their own account and not as brokers, or otherwise involve transactions directly with the issuer of the instrument. This means that a dealer (the securities firm or bank dealing with the Fund) makes a market for securities by offering to buy at one price and sell at a slightly higher price. The difference between the prices is known as a spread. Other portfolio transactions may be executed through brokers acting as agent. The Fund will pay a spread or commissions in connection with such transactions. Dreyfus uses its best efforts to obtain execution of portfolio transactions at prices which are advantageous to the Fund and at spreads and commission rates, if any, which are reasonable in relation to the benefits received. Dreyfus also places transactions for other accounts that it provides with investment advice.

        Brokers and dealers involved in the execution of portfolio transactions on behalf of the Fund are selected on the basis of their professional capability and the value and quality of their services. In selecting brokers or dealers, Dreyfus will consider various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer; the broker-dealer's execution services rendered on a continuing basis; and the reasonableness of any spreads (or commissions, if any). Any spread, commission, fee or other remuneration paid to an affiliated broker-dealer is paid pursuant to the Company's procedures adopted in accordance with Rule 17e-1 under the 1940 Act.

        Brokers or dealers may be selected who provide brokerage and/or research services to the Fund and/or other accounts over which Dreyfus or its affiliates exercise investment discretion. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or the purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement).

        The receipt of research services from broker-dealers may be useful to Dreyfus in rendering investment management services to the Fund and/or its other clients; and, conversely, such information provided by brokers or dealers who have executed transaction orders on behalf of other clients of Dreyfus may be useful to these organizations in carrying out their obligations to the Fund. The receipt of such research services does not reduce these organizations' normal independent research activities; however, it enables these organizations to avoid the additional expenses which might otherwise be incurred if these organizations were to attempt to develop comparable information through their own staffs.

        Dreyfus may use research services of and place brokerage transactions with broker-dealers affiliated with it or Mellon Bank if the commissions are reasonable, fair and comparable to commissions charged by non-affiliated brokerage firms for similar services. During the fiscal years ended October 31, 1998, 1997 and 1996, the Fund paid brokerage commissions of $______, $___ and $_____, respectively, to affiliates of Dreyfus or Mellon Bank. The amount paid to affiliated brokerage firms during the fiscal years ended October 31, 1998, 1997 and 1996, was approximately ____%, ____% and ____%, respectively, of the aggregate brokerage commissions paid by the Fund, for transactions involving approximately ____%, ____% and ____%, respectively, of the aggregate dollar volume of transactions for which the Fund paid brokerage commissions. The difference in these percentages was due to the lower commissions paid to affiliates of Dreyfus.

      Although Dreyfus manages other accounts in addition to the Fund, investment decisions for the Fund are made independently from decisions made for these other accounts. It sometimes happens that the same security is held by more than one of the accounts managed by Dreyfus. Simultaneous transactions may occur when several accounts are managed by the same investment manager, particularly when the same investment instrument is suitable for the investment objective of more than one account.

        When more than one account is simultaneously engaged in the purchase or sale of the same investment instrument, the prices and amounts are allocated in accordance with a formula considered by Dreyfus to be equitable to each account. In some cases this system could have a detrimental effect on the price or volume of the investment instrument as far as the Fund is concerned. In other cases, however, the ability of the Fund to participate in volume transactions will produce better executions for the Fund. While the Directors will continue to review simultaneous transactions, it is their present opinion that the desirability of retaining Dreyfus as investment manager to the Fund outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.

        For the fiscal years ended October 31, 1998, 1997 and 1996, the Fund paid brokerage commissions amounting to $______, $_____ and $37,784, respectively.

        PORTFOLIO TURNOVER. While securities are purchased for the fund on the basis of potential for high current income and possible capital appreciation and not for short-term trading profits, the fund's portfolio turnover rate may exceed 100%. A portfolio turnover rate of 100% would occur, for example, if all the securities held by the Fund were replaced once in a period of one year. A higher rate of portfolio turnover involves correspondingly greater brokerage commissions and other expenses that must be borne directly by the Fund and, thus, indirectly by its shareholders. In addition, a higher rate of portfolio turnover may result in the realization of larger amounts of short-term and/or long-term capital gains that, when distributed to the Fund's shareholders, are taxable to them at the then current rate. Nevertheless, securities transactions for the Fund will be based only upon investment considerations and will not be limited by any other considerations when Dreyfus deems its appropriate to make changes in the Fund's assets. The portfolio turnover rate for the Fund is calculated by dividing the lesser of the Fund's annual sales or purchases of portfolio securities (exclusive of purchases and sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of securities in the Fund during the year. Portfolio turnover may vary from year to year as well as within a year. The portfolio turnover rates for the fiscal years ended October 31, 1998 and 1997 were _____and _____, respectively.

                             PERFORMANCE INFORMATION

        THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION IN THE FUND'S PROSPECTUS ENTITLED "PAST PERFORMANCE."

        Average annual total returns (expressed as a percentage) for Class A shares of the Fund for the periods noted were:

                                        Average Annual Total Return for the
                                        Periods Ended October 31, 1998
Fund:                                   1 Year                Inception
-----                                   ------                ---------

Class a Shares                          _____%                _____%
--------------
                                                              (4/6/94)

Inception date appears in parentheses following the average annual total return since inception.

        The foregoing chart assumes deduction of the maximum sales load from the hypothetical initial investment at the time of purchase although no sales load was applicable to Class A shares or its predecessor class until January 16, 1998.

        The aggregate total return (expressed as a percentage) for Class B shares of the Fund for the period beginning with the date of inception (January 16, 1998) and ending October 31, 1998 was _____% (assuming the assessment of the maximum CDSC applicable to such shares at such time).

        The aggregate total return (expressed as a percentage) for Class C shares of the Fund for the period beginning with the date of inception (January 16, 1998) and ending October 31, 1998 was _____% (assuming the assessment of the maximum CDSC applicable to such shares at such time).

        Average annual total returns (expressed as a percentage) for Class R shares of the Fund for the periods noted were:

                             Average Annual Total Return for the
                             Periods Ended October 31, 1998
                             ------------------------------

Fund:                        1 Year         5 Years       Inception
----                         ------         -------       ---------

Class R shares                     %               %               %
                             ------         -------       ---------
                                                          (11/12/93)

Inception date appears in parentheses following the average annual total return since inception.

        Average annual total return is calculated by determining the ending redeemable value of an investment purchased at NAV (maximum offering price in the case of Class A) per share with a hypothetical $1,000 payment made at the beginning of the period (assuming the reinvestment of dividends and other distributions), dividing by the amount of the initial investment, taking the "n"th root of the quotient (where "n" is the number of years in the period) and subtracting 1 from the result. The average annual total return figures for a Class calculated in accordance with such formula assume that, in the case of Class A, the maximum sales load has been deducted from the hypothetical initial investment at the time of purchase or, in the case of Class B or Class C, the maximum applicable CDSC has been paid upon redemption at the end of the period.

        The Fund's total return for Class R shares (formerly called Restricted Shares) for the period from November 12, 1993 (the Fund's inception date) to October 31, 1998 was _____%. The Fund's total return for Class A shares (formerly called Investor shares) for the period from April 6, 1994 (inception date of Class A shares) to October 31, 1998 was ____% (assuming deduction of the maximum sales load from the hypothetical initial investment at the time of purchase, although no sales load was applicable to Class A shares or its predecessor class until January 16, 1998). Without giving effect to the applicable front-end sales load, the total return for Class A was ___% for this period. The Fund's total return for Class B and Class C shares for the period from January 16, 1998 (inception date of Class B and Class C shares) to October 31, 1998 was ____% and ____%, respectively (assuming deduction of the maximum CDSC to each hypothetical investment). Without giving effect to the applicable CDSC, the total return for Class B and class shares was ____% and ____%, respectively, for this period. Total return is calculated by subtracting the amount of the Fund's NAV (maximum offering price in the case of Class A) per share at the beginning of a stated period from the NAV (maximum offering price in the case of Class A) per share at the end of the period (after giving effect to the reinvestment of dividends and other distributions during the period and any applicable CDSC), and dividing the result by the NAV (maximum offering price in the case of Class A) per share at the beginning of the period. Total return also may be calculated based on the NAV per share at the beginning of the period instead of the maximum offering price per share at the beginning of the period for Class A shares or without giving effect to any applicable CDSC at the end of the period for Class B or Class C shares. In such cases, the calculation would not reflect the deduction of the sales load with respect to Class A shares or any applicable CDSC with respect to Class B or C shares, which, if reflected would reduce the performance quoted.

        Performance information for the Fund may be compared, in reports and promotional literature, to indexes including, but not limited to: (i) the Standard & Poor's 500 Composite Stock Price Index, the Standard & Poor's 400 MidCap Index, the Dow Jones Industrial Average, or other appropriate unmanaged domestic or foreign indices of performance of various types of investments so that investors may compare the Fund's results with those of indices widely regarded by investors as representative of the securities markets in general;
(ii) other groups of mutual funds tracked by Lipper Analytical Services, Inc., a widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; (iii) the Consumer Price Index (a measure of inflation) to assess the real rate of return from an investment in the Fund or the Fund's performance against inflation to the performance of other instruments against inflation; and (iv) products managed by a universe of money managers with similar country allocation and performance objectives. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions or administrative and management costs and expenses. From time to time, advertising materials for the Fund may refer to Morningstar ratings and related analyses supporting the rating.

        From time to time, advertising material for the Fund may include: (i) biographical information relating to its portfolio manager and may refer to, or include commentary by the Fund's portfolio manager relating to investment strategy, asset growth, current or past business, political, economic or financial conditions and other matters of general interest to investors (ii) information concerning retirement and investing for retirement, including statistical data or general discussions about the growth and development of Dreyfus Retirement Services (in terms of new customers, assets under management, market share, etc.) and its presence in the defined contribution plan market;
(iii) the approximate number of then current Fund shareholders; (iv) references to the Fund's quantitative, disciplined approach to stock market investing and the number of stocks analyzed by Dreyfus; and (v) Lipper or Morningstar ratings and related analysis supporting the ratings. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions or administrative and management costs and expenses.

                           INFORMATION ABOUT THE FUND

        THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION IN THE FUND'S PROSPECTUS ENTITLED "THE FUND."

        The Company has an authorized capitalization of 25 billion shares of $0.001 per value stock.

        Each Fund share has one vote and, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. The Fund is one of nineteen portfolios of the Company. Fund shares have no preemptive, subscription or conversion rights and are freely transferable.

        Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Company to hold annual meetings of shareholders. As a result, Fund shareholders may not consider each year the election of Board members or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Company to hold a special meeting of shareholders for purposes of removing a Board member from office. Shareholders may remove a Board member by the affirmative vote of a majority of the Company's outstanding voting shares. In addition, the Board will call a meeting of shareholders for the purpose of electing Board members if, at any time, less than a majority of the Board members then holding office have been elected by shareholders.

        The Company is a "series fund," which is a mutual fund divided into separate portfolios, each of which is treated as a separate entity for certain matters under the 1940 Act and for other purposes. A shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. For certain matters shareholders vote together as a group; as to others they vote separately by portfolio.

        Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise to the holders of the outstanding voting securities of an investment company, such as the Company, will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series affected by such matter. Rule 18f-2 further provides that a series shall be deemed to be affected by a matter unless it is clear that the interests of each series in the matter are identical or that the matter does not affect any interest of such series. The Rule exempts the selection of independent accountants and the election of Board members from the separate voting requirements of the Rule.

        The Fund will send annual and semi-annual financial statements to all of its shareholders.

           TRANSFER AND DIVIDEND DISBURSING AGENT, CUSTODIAN, COUNSEL
                            AND INDEPENDENT AUDITORS

        Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, P.O. Box 9671, Providence, Rhode Island 02940-9671, is the Company's transfer and dividend disbursing agent. Under a transfer agency agreement with the Company, Dreyfus Transfer, Inc. arranges for the maintenance of shareholder account records for the Fund, the handling of certain communications between shareholders and the Fund, and the payment of dividends and distributions payable by the Fund. For these services, Dreyfus Transfer, Inc. receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Company during the month, and is reimbursed for certain out-of-pocket expenses.

        Mellon Bank, the parent of Dreyfus, located at One Mellon Bank Center, Pittsburgh, Pennsylvania 15258, acts as custodian of the Fund's investments. Under a custody agreement with the Company, Mellon Bank holds the Fund's portfolio securities and keeps all necessary accounts and records. Dreyfus Transfer, Inc. and Mellon Bank, as custodian, have no part in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

        ___________________, 1800 Massachusetts Avenue, N.W., Second Floor, Washington, D.C. 20036-1800, has passed upon the legality of the shares offered by the Prospectus and this Statement of Additional Information.

        ___________________, was appointed by the Directors to serve as the Fund's independent auditors for the year ending October 31, 1999, providing audit services including (1) examination of the annual financial statements, (2) assistance, review and consultation in connection with SEC filings and (3) review of the annual federal income tax return filed on behalf of the Fund.

                              FINANCIAL STATEMENTS

        The financial statements for the fiscal year ended October 31, 1998, including notes to the financial statements and supplementary information, and the Independent Auditors' Report are included in the Annual Report to shareholders. A copy of the Annual Report accompanies this Statement of Additional Information. The financial statements included in the Annual Report, and the Independent Auditors' Report thereon contained therein, and related notes, are incorporated herein by reference.

                                    APPENDIX

             DESCRIPTION OF STANDARD AND POOR'S, MOODY'S, FITCH IBCA
                                AND DUFF RATINGS


STANDARD & POOR'S ("S&P")

BOND RATINGS

AAA            An obligation rated `AAA' has the highest rating assigned by S&P.
               The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated `AA' differs from the highest rated issues only in small degree. The obligors capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated `A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated `BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

        Obligations rated `BB', `B', `CCC', `CC', and `C' are regarded as having significant speculative characteristics. `BB' indicates the least degree of speculation and `C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated `B' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated `B' is more vulnerable to nonpayment than obligations rated `BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC An obligation rated `CCC' is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated `CC' is currently highly vulnerable to nonpayment.

C The `C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D An obligation rated `D' is in payment default. The `D' rating category is used when payments on a obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The `D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

        The ratings from `AA' to `CCC' may be modified by the addition of a plus (+) or a minus (-) sign to show relative standing within the major rating categories

NOTE RATINGS

SP-1           Strong   capacity  to  pay  principal  and  interest.   An  issue
               determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse finance and economic changes over the term of the notes.

SP-3           Speculative capacity to pay principal and interest.

COMMERCIAL PAPER RATINGS

        An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issuers designated `A-1.'

A-3 Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated `B' are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D Debt rated `D' is in payment default. The `D' rating category is used when interest payments of principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.

MOODY'S

BOND RATINGS

Aaa            Bonds  which are rated Aaa are judged to be of the best  quality.
               They carry the smallest degree of investment risk and generally are referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what generally are known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba             Bonds which are rated Ba are judged to have speculative elements;
               their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca             Bonds  which  are  rated  Ca  represent   obligations  which  are
               speculative in a high degree. Such issues are often in default or have other marked short-comings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

        Moody's applies the numerical modifiers 1, 2 and 3 to show relative standing within each generic rating classification from Aa through B. The modifier 1 indicates a ranking for the security in the higher end of a rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of a rating category.

NOTES AND OTHER SHORT-TERM OBLIGATIONS

        There are four rating categories for short-term obligations that define an investment grade situation. These are designated Moody's Investment Grade as MIG 1 (best quality) through MIG 4 (adequate quality). Short-term obligations of speculative quality are designated SG.

        In the case of variable rate demand obligations (VRDOs), a two component rating is assigned. The first element represents an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other represents an evaluation of the degree of risk associated with the demand feature. The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

MIG 1/
VMIG 1 This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG-2/

MIG 2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/

VMIG 3 This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG 4/
VMIG 4 This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

COMMERCIAL PAPER RATING

        Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

               o Leading market positions in well-established industries. o High
                 rates   of   return   on   funds   employed.
               o Conservative capitalization structure with moderate reliance on debt and ample asset  protection
               o Broad margins in earnings  coverage of fixed financial  charges and high internal cash generation.
               o Well-established  access to a range of  financial  markets  and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser agree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternative liquidity is maintained.

FITCH IBCA

BOND RATINGS

AAA Highest credit quality. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. `A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. `BBB' rating indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB Speculative. `BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. `B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C     High default risk.  Default is a real  possibility.  Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A `CC' rating indicates that default of some kind appears probable. `C' ratings signal imminent default.

DDD, DD,
   and D Default. Securities are not meeting current obligations and are extremely speculative. `DDD' designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, `DD' indicates expected recovery of 50% - 90% of such outstandings, and `D' the lowest recovery potential, i.e. below 50%.



SHORT-TERM AND COMMERCIAL PAPER RATINGS

        A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F-1+ Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F-2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F-3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D              Default. Denotes actual or imminent payment default.

"+"or "-" may be appended to a rating to denote  relative  status  within  major rating categories. Such suffixes are not added to the `AAA' long-term rating category, to categories below `CCC', or to short-term ratings other than `F-1'.

DUFF & PHELPS INC. ("DUFF & PHELPS")

LONG-TERM RATINGS

AAA Highest credit quality. The risks factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+            High credit  quality.  Protection  factors  are  strong.  Risk is
AA             modest  but may vary  slightly  from time to time  because  of
AA-            economic conditions.

A+             Protections  factors  are  average but  adequate.  However,  risk
A              factors  are more  variable  and  greater in periods of  economic
A-             stress.

BBB+           Below-average  protection factors but still considered sufficient
BBB            for prudent investment.  Considerable  variability in risk during
BBB-           economic cycles.



BB+            Below investments grade and possessing risk that obligations will
BB             not be met when due. Financial  protection factors will fluctuate
BB-            widely according to economic cycles,  industry  conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.


B+             Below  investment grade and possessing risk that obligations will
B              not be met when due. Financial  protection factors will fluctuate
B-             widely according to economic cycles,  industry  conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC Well below investment-grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.


SHORT-TERM AND COMMERCIAL PAPER RATINGS

D-1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

D-1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

D-1- High certainly of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

D-2 Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financial requirements, access to capital markets is good. Risk factors are small.

D-3 Satisfactory liquidity and other protection factors qualify issues as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

D-4 Speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

D-5            Issuer  failed  to  meet  scheduled   principal  and/or  interest
               payments.

Dreyfus Premier Large Company Stock Fund

Investing in large-cap stocks for investment returns that exceed the S&P 500((reg.tm))

PROSPECTUS March 1, 1999

(reg.tm)

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The Fund

Dreyfus Premier Large Company Stock Fund
                                           ---------------------------------

                                           Ticker Symbols  CLASS A: DRDEX

                                                           CLASS B: N/A

                                                           CLASS C: N/A

                                                           CLASS R: N/A

Contents

The Fund
--------------------------------------------------------------------------------

Goal/Approach                                                  INSIDE COVER

Main Risks                                                                1

Past Performance                                                          1

Expenses                                                                  2

Management                                                                3

Financial Highlights                                                      4

Your Investment
--------------------------------------------------------------------------------

Account Policies                                                          6

Distributions and Taxes                                                   8

Services for Fund Investors                                               9

Instructions for Regular Accounts                                        10

Instructions for IRAs                                                    11

For More Information
--------------------------------------------------------------------------------

INFORMATION ON THE FUND'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.

GOAL/APPROACH

The fund seeks investment returns (consisting of capital appreciation and income) that are consistently superior to the Standard & Poor's((reg.tm)) 500 Composite Stock Price Index (S&P 500). This objective may be changed without shareholder approval. To pursue its goal, the fund invests at least 65% of total assets in a blended portfolio of growth and value stocks chosen through a disciplined investment process. Consistency of returns and stability of the fund's share price compared to the S&P 500 are primary goals of the process.

Dreyfus uses a computer model to identify and rank stocks within an industry or sector, based on:

 .  VALUE, or how a stock is priced relative to its perceived intrinsic worth

 .  GROWTH, in this case the sustainability or growth of earnings

 .  FINANCIAL PROFILE, which measures the financial health of the company

Next, Dreyfus uses fundamental analysis to select the most attractive of the top-ranked securities, drawing on information technology as well as Wall Street sources and company management.

Then Dreyfus manages risk by diversifying across companies and industries, limiting the potential adverse impact from any one stock or industry. The fund is structured so that its sector weightings and risk characteristics, such as growth, size, quality and yield, are similar to those of the S&P 500.

Concepts to understand

S&P 500: an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy.

COMPUTER MODEL: a proprietary computer model that evaluates and ranks a universe of 2,000 stocks, screening each stock for relative attractiveness within its economic sector and industry. To ensure that the model remains effective, Dreyfus reviews each of the screens on a regular basis, and maintains the flexibility to adapt the screening criteria to changes in market and economic conditions.

INSIDE COVER

MAIN RISKS

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price. The value of your investment in the fund will go up and down, which means that you could lose money.

Although the fund seeks to manage risk by broadly diversifying among industries and by maintaining a risk profile very similar to the S&P 500, the fund is expected to hold fewer securities than the index. Owning fewer securities and the ability to purchase companies not listed in the index can cause the fund to underperform the index.

By investing in a mix of growth and value companies, the fund assumes the risks of both and may achieve more modest gains than funds that use only one investment style. Because the stock prices of growth companies are based in part on future expectations, they may fall sharply if earnings expectations are not met or investors believe the prospects for a stock, industry or the economy in general are weak. Growth stocks also typically lack the dividend yield that could cushion stock prices in market downturns. With value stocks, there is the risk that they may never reach what the manager believes is their full market value, or that their intrinsic values may fall. While investments in value stocks may limit downside risk over time, they may produce smaller gains than riskier stocks.

PAST PERFORMANCE

The first table below shows how the performance of the fund's Class R shares has varied from year to year. The second table compares the performance of each share class over time to that of the S&P 500, a widely recognized unmanaged index of stock performance. These returns reflect any applicable sales loads. Both tables assume the reinvestment of dividends and distributions. As with all mutual funds, the past is not a prediction of the future.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

                                  [BAR GRAPH]

BEST QUARTER:                    QX 'XX                      X.XX%

WORST QUARTER:                   QX 'XX                      X.XX%
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/98

                              Inception date                      1 Year                   3 Years               Life of fund
------------------------------------------------------------------------------------------------------------------------------------

CLASS A                          (9/14/94)                        X.XX%                    X.XX%                 X.XX%

CLASS B                          (1/16/98)                        X.XX%                    --                    --

CLASS C                          (1/16/98)                        X.XX%                    --                    --

CLASS R                          (9/2/94)                         X.XX%                    X.XX%                 X.XX%

S&P 500 INDEX                                                     X.XX%                    X.XX%                 X.XX%*

* FOR COMPARATIVE PURPOSES, THE VALUE OF THE INDEX ON XX/XX/XX IS USED AS THE
BEGINNING VALUE ON XX/XX/XX.

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

The Fund

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the tables below.

Fee table

                                                                             CLASS A         CLASS B        CLASS C        CLASS R
------------------------------------------------------------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION FEES (FEES PAID FROM YOUR ACCOUNT)

Maximum sales charge on purchases

AS A % OF OFFERING PRICE                                                        5.75           NONE           NONE           NONE

Maximum deferred sales charge (CDSC)

AS A % OF PURCHASE OR SALE PRICE, WHICHEVER IS LESS                            NONE*           4.00           1.00           NONE
------------------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES PAID FROM FUND ASSETS)

% OF AVERAGE DAILY NET ASSETS

Management fees                                                                  .90            .90            .90            .90

12b-1 fee                                                                        .25           1.00           1.00           NONE

Other expenses                                                                   .00            .00            .00            .00
------------------------------------------------------------------------------------------------------------------------------------

TOTAL                                                                           1.15           1.90           1.90            .90

* SHARES BOUGHT WITHOUT AN INITIAL SALES CHARGE AS PART OF AN INVESTMENT OF $1
MILLION OR MORE MAY BE CHARGED A CDSC OF 1.00% IF REDEEMED WITHIN ONE YEAR.

Expense example

                                               1 Year               3 Years             5 Years              10 Years
------------------------------------------------------------------------------------------------------------------------------------

CLASS A                                        $0,000              $0,000               $0,000               $0,000

CLASS B
WITH REDEMPTION                                $0,000              $0,000               $0,000               $0,000**
WITHOUT REDEMPTION                             $0,000              $0,000               $0,000               $0,000**

CLASS C
WITH REDEMPTION                                $0,000              $0,000               $0,000               $0,000
WITHOUT REDEMPTION                             $0,000              $0,000               $0,000               $0,000

CLASS R                                        $0,000              $0,000               $0,000               $0,000

** ASSUMES CONVERSION OF CLASS B TO CLASS A AT END OF THE SIXTH YEAR FOLLOWING
THE DATE OF PURCHASE.

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to The Dreyfus Corporation for managing the fund. Unlike the arrangements between most investment advisers and their funds, Dreyfus pays all fund expenses except for brokerage fees, taxes, interest, fees and expenses of the independent directors, Rule 12b-1 fees and extraordinary expenses.

12B-1 FEE: the fee paid out of fund assets (attributable to appropriate share classes) for promotional expenses and shareholder service. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

MANAGEMENT

The investment adviser for the fund is The Dreyfus Corporation, 200 Park Avenue, New York, NY 10166. Founded in 1947, Dreyfus manages one of the nation's leading mutual fund complexes, with more than $112 billion in more than 160 mutual fund portfolios. Dreyfus is the mutual fund business of Mellon Bank Corporation, a broad-based financial services company with a bank at its core. With more than $350 billion of assets under management and $1.7 trillion of assets under administration and custody, Mellon provides a full range of banking, investment and trust products and services to individuals, businesses and institutions. Its mutual fund companies place Mellon as the leading bank man-ager of mutual funds. Mellon is headquartered in Pittsburgh, Pennsylvania.


Management philosophy

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, the firm seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

Portfolio manager

Bert Mullins has managed the fund since its inception and has been employed by Dreyfus as a portfolio manager since October 1994. Mr. Mullins has been employed as a portfolio manager by Laurel Capital Advisors, an affiliate of Dreyfus since October 1990. He is also a Vice President, portfolio manager and Senior Securities Analyst for Mellon Bank, N.A.

Concepts to understand

YEAR 2000 ISSUES: the fund could be adversely affected if the computer systems used by Dreyfus and the fund's other service providers do not properly process and calculate date-related information from and after January 1, 2000.

Dreyfus is working to avoid year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by year 2000-related problems. This could have an impact on the value of the fund's investments and its share price.

The Fund

FINANCIAL HIGHLIGHTS

The following tables describe the performance of each share class for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been
independently audited by [                    ], whose report, along with the
fund's financial statements, is included in the annual report.

                                                                                                  YEAR ENDED OCTOBER 31,

 CLASS A                                                                        1998       1997       1996      1995      1994(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                                       14.49     12.00       9.95      10.00

 Investment operations:  Investment income -- net                                             .20       .27        .22        .03

                         Net realized and unrealized gain (loss)
                         on investments                                                      4.26      2.54       2.05      (.08)

 Total from investment operations                                                            4.46      2.81       2.27      (.05)

 Distributions:          Dividends from investment income -- net                            (.20)     (.20)      (.22)         --

                         Dividends from net realized gain on investments                    (.52)     (.12)         --         --

 Total distributions                                                                        (.72)     (.32)      (.22)         --

 Net asset value, end of period                                                             18.23     14.49      12.00       9.95

 Total return (%)(2)                                                                       32.01     23.87       23.20   (.50)(3)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                                 1.15      1.15       1.15      .19(3)

 Ratio of net investment income to average net assets (%)                                    1.23      1.81       2.32      .44(3)

 Portfolio turnover rate (%)                                                                37.17     44.33      37.57     5.00(3)
------------------------------------------------------------------------------------------------------------------------------------

 Net Assets, end of period ($ x 1,000)                                                      6,456     4,599      1,714          1

(1)  FOR THE PERIOD FROM SEPTEMBER 14, 1994 THROUGH OCTOBER 31, 1994.

(2)  EXCLUSIVE OF SALES LOAD.

(3)  NOT ANNUALIZED.


                                                                                                             PERIOD ENDED
                                                                                                              OCTOBER 31,
 CLASS B                                                                                                        1998(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

Net asset value, beginning of period

Investment operations:  Investment income (loss) -- net

                         Net realized and unrealized gain (loss) on investments

 Total from investment operations

 Net asset value, end of period

 Total return (%)(2)                                                                                                  3
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)                                                                           3

Ratio of net investment income (loss) to average net assets (%)                                                       3

Portfolio turnover rate (%)                                                                                           3
------------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)

(1)  FOR THE PERIOD FROM JANUARY 16, 1998 THROUGH OCTOBER 31, 1998.

(2)  EXCLUSIVE OF SALES LOAD.

(3)  NOT ANNUALIZED.


4A


                                                                PERIOD ENDED
                                                                 OCTOBER 31,
CLASS C                                                            1998(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

Net asset value, beginning of period

Investment operations:  Investment income (loss) -- net

                         Net realized and unrealized gain (loss) on investments

 Total from investment operations

 Net asset value, end of period

 Total return (%)(2)                                                                                                  3
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)                                                                           3

Ratio of net investment income (loss) to average net assets (%)                                                       3

Portfolio turnover rate (%)                                                                                           3
------------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)

(1)  FOR THE PERIOD FROM JANUARY 16, 1998 THROUGH OCTOBER 31, 1998.

(2)  EXCLUSIVE OF SALES LOAD.

(3)  NOT ANNUALIZED.

                                                                                                         YEAR ENDED OCTOBER 31,

 CLASS R                                                                        1998       1997       1996      1995      1994(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                                       14.49     12.00       9.95      10.00

 Investment operations:  Investment income -- net                                             .23       .21        .28        .05

                         Net realized and unrealized gain (loss) on investments              4.27      2.63       2.02      (.10)

 Total from investment operations                                                            4.50      2.84       2.30      (.05)

 Distributions:          Dividends from investment income -- net                            (.24)     (.23)      (.25)         --

                         Dividends from net realized gain on investments                    (.52)     (.12)         --         --

 Total distributions                                                                        (.76)     (.35)      (.25)         --

 Net asset value, end of period                                                             18.23     14.49      12.00       9.95

 Total return (%)                                                                           32.25    24.18       23.48   (.50)(2)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                                  .90       .90        .90      .15(2)

 Ratio of net investment income to average net assets (%)                                    1.46      2.06       2.57      .48(2)

 Portfolio turnover rate (%)                                                                37.17     44.33      37.57     5.00(2)
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                                     28,224    13,387      4,509      5,005

(1)  FOR THE PERIOD FROM SEPTEMBER 2, 1994 THROUGH OCTOBER 31, 1994.

(2)  NOT ANNUALIZED.


The Fund

Your Investment

ACCOUNT POLICIES

THE DREYFUS PREMIER FUNDS are designed primarily for people who are investing through a third party, such as a bank, broker-dealer or financial adviser, or in a 401(k) or other retirement plan. Third parties with whom you open a fund account may impose policies, limitations and fees which are different from those described here. Consult your financial representative for more information.

YOU WILL NEED TO CHOOSE A SHARE CLASS before making your initial investment. In making your choice, you should weigh the impact of all potential costs over the length of your investment, including sales charges and annual fees. For example, in some cases, it can be more economical to pay an initial sales charge than to choose a class with no initial sales charge but higher annual fees and a CDSC.

 . Class A shares can be the most cost-effective choice, if you are investing for the long term, especially if you are investing $50,000 or more.

 . Class B shares can make sense if you have a long time horizon and are investing less than $50,000.

 . Class C shares may be appropriate if you have a shorter or less certain time horizon and are investing less than $50,000.

 . Class R shares are designed for eligible institutions on behalf of their clients. Individuals may not purchase these shares directly.


Share class charges

EACH SHARE CLASS has its own fee structure. In some cases, you may not have to pay a sales charge to buy or sell shares. Contact your financial representative or the SAI to see if this may apply to you. Shareholders owning Class A shares on January 15, 1998 are not subject to any front-end sales loads.
--------------------------------------------------------------------------------

Sales charges

CLASS A -- CHARGED WHEN YOU BUY SHARES

                                    Sales charge           Sales charge as
                                    deducted as a %        a % of your
Your investment                     of offering price      net investment
--------------------------------------------------------------------------------

Up to $49,999                       5.75%                  6.10%

$50,000 -- $99,999                  4.50%                  4.70%

$100,000 -- $249,999                3.50%                  3.60%

$250,000 -- $499,999                2.50%                  2.60%

$500,000 -- $999,999                2.00%                  2.00%

$1 million or more*                 0.00%                  0.00%

* A 1.00% contingent deferred sales charge may be charged on any shares sold within one year of purchase (except shares bought through reinvestment).

Class A shares also carry an annual Rule 12b-1 fee of 0.25% of the class's average net assets.
--------------------------------------------------------------------------------

CLASS B -- CHARGED WHEN YOU SELL SHARES

                                    Contingent deferred sales charge
Time since you bought               as a % of your initial investment or
the shares you are selling          your redemption (whichever is less)
--------------------------------------------------------------------------------

Up to 2 years                       4.00%

2 -- 4 years                        3.00%

4 -- 5 years                        2.00%

5 -- 6 years                        1.00%

More than 6 years                   Shares will automatically
                                    convert to Class A

Class B shares also carry an annual Rule 12b-1 fee of 1.00% of the class's average daily net assets.
--------------------------------------------------------------------------------

CLASS C -- CHARGED WHEN YOU SELL SHARES

A 1.00% CDSC is imposed on redemptions made within the first year of purchase. Class C shares also carry an annual Rule 12b-1 fee of 1.00% of the class's average daily net assets.
--------------------------------------------------------------------------------

CLASS R -- NO SALES LOAD OR RULE 12B-1 FEES

Reduced Class A sales charge

LETTER OF INTENT: lets you purchase Class A shares over a 13-month period and receive the same sales charge as if all shares had been purchased at once.

RIGHT OF ACCUMULATION: lets you add the value of any Class A shares you already own to the amount of your next Class A investment for purposes of calculating the sales charge.

CONSULT THE STATEMENT OF ADDITIONAL INFORMATION (SAI) OR YOUR FINANCIAL REPRESENTATIVE FOR MORE DETAILS.

6A

Buying shares

THE NET ASSET VALUE (NAV) of each class is generally calculated as of the close of trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern time) every day the exchange is open. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other entity authorized to accept orders on behalf of the fund. The fund's investments are valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the fund's board.

ORDERS RECEIVED BY DEALERS by the close of trading on the NYSE and transmitted to the distributor or its designee by the close of its business day (normally 5:15 p.m. Eastern time) will be based on the NAV determined as of the close of trading on the NYSE that day.
--------------------------------------------------------------------------------

Minimum investments

                                   Initial            Additional
--------------------------------------------------------------------------------

REGULAR ACCOUNTS                   $1,000             $100; $500 FOR
                                                      TELETRANSFER INVESTMENTS

TRADITIONAL IRAS                   $750               NO MINIMUM

SPOUSAL IRAS                       $750               NO MINIMUM

ROTH IRAS                          $750               NO MINIMUM

EDUCATION IRAS                     $500               NO MINIMUM
                                                      AFTER THE FIRST YEAR

DREYFUS AUTOMATIC                  $100               $100
INVESTMENT PLANS

All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum TeleTransfer purchase is $150,000 per day.

Concepts to understand

NET ASSET VALUE (NAV): the market value of one share, computed by dividing the total net assets of a fund or class by its shares outstanding. The fund's Class A shares are offered to the public at NAV plus a sales charge. Classes B, C and R are offered at NAV, but may be subject to higher annual operating fees and a sales charge upon redemption.

Selling shares

YOU MAY SELL SHARES AT ANY TIME through your financial representative, or you can contact the fund directly. Your shares will be sold at the next NAV calculated after your order is accepted by the fund's transfer agent or other entity authorized to accept orders on behalf of the fund. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.

TO KEEP YOUR CDSC AS LOW AS POSSIBLE, each time you request to sell shares we will first sell shares that are not subject to a CDSC, and then those subject to the lowest charge. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. There are certain instances when you may qualify to have the CDSC waived. Consult your financial representative or the SAI for details.

BEFORE SELLING RECENTLY PURCHASED SHARES, please note that if the fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds until it has collected payment, which may take up to eight business days.

Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

(pound) amounts of $1,000 or more on accounts whose address has been changed within the last 30 days

(pound) requests to send the proceeds to a different payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A SIGNATURE GUARANTEE helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.

Your Investment
7A

General policies

IF YOUR ACCOUNT FALLS BELOW $500, the fund may ask you to increase your balance. If it is still below $500 after 45 days, the fund may close your account and send you the proceeds.

UNLESS YOU DECLINE TELEPHONE PRIVILEGES on your application, you may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

THE FUND RESERVES THE RIGHT TO:

 . refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group who, in the fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the fund within a calendar year)

 . refuse any purchase or exchange request in excess of 1% of the fund's total assets

 . change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

 .  change its minimum investment amounts

 . delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

The fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).

DISTRIBUTIONS AND TAXES

THE FUND GENERALLY PAYS ITS SHAREHOLDERS quarterly dividends from its net investment income, and distributes any net capital gains that it has realized once a year. Each share class will generate a different dividend because each has different expenses. Your distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

FUND DIVIDENDS AND DISTRIBUTIONS ARE TAXABLE to most investors (unless your investment is in an IRA or other tax-advantaged account). The tax status of any distribution is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash. In general, distributions are taxable as follows:
--------------------------------------------------------------------------------

Taxability of distributions

Type of                       Tax rate for          Tax rate for
distribution                  15% bracket           28% bracket or above
--------------------------------------------------------------------------------

INCOME                        ORDINARY              ORDINARY
DIVIDENDS                     INCOME RATE           INCOME RATE

SHORT-TERM                    ORDINARY              ORDINARY
CAPITAL GAINS                 INCOME RATE           INCOME RATE

LONG-TERM
CAPITAL GAINS                 10%                   20%

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Taxes on transactions

Except between tax-deferred accounts, any sale or exchange of fund shares may generate a tax liability. Of course, withdrawals or distributions from tax-deferred accounts are taxable when received.

The table above can provide a guide for potential tax liability when selling or exchanging fund shares. "Short-term capital gains" applies to fund shares sold up to 12 months after buying them. "Long-term capital gains" applies to shares sold after 12 months.

SERVICES FOR FUND INVESTORS

THE THIRD PARTY THROUGH WHOM YOU PURCHASED fund shares may impose different restrictions on these services and privileges offered by the fund, or may not make them available at all. Consult your financial representative for more information on the availability of these services and privileges.

Automatic services

BUYING OR SELLING SHARES AUTOMATICALLY is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application, or by calling your financial representative or 1-800-554-4611.
--------------------------------------------------------------------------------

For investing

DREYFUS AUTOMATIC               For making automatic investments
ASSET BUILDER((reg.tm))         from a designated bank account.

DREYFUS PAYROLL                 For making automatic investments
SAVINGS PLAN                    through a payroll deduction.

DREYFUS GOVERNMENT              For making automatic investments
DIRECT DEPOSIT                  from your federal employment,
PRIVILEGE                       Social Security or other regular
                                federal government check.

DREYFUS DIVIDEND                For automatically reinvesting the
SWEEP                           dividends and distributions from
                                one Dreyfus fund into another
                                (not available for IRAs).
--------------------------------------------------------------------------------

For exchanging shares

DREYFUS AUTO-                   For making regular exchanges
EXCHANGE PRIVILEGE              from one Dreyfus fund into
                                another.
--------------------------------------------------------------------------------

For selling shares

DREYFUS AUTOMATIC               For making regular withdrawals
WITHDRAWAL PLAN                 from most Dreyfus funds. There will be no CDSC
                                on Class B shares, as long as the amounts withdrawn do not exceed 12% annually of the account value at the time the shareholder elects to participate in the plan.

Exchange privilege

YOU CAN EXCHANGE SHARES WORTH $500 OR MORE (no minimum for retirement accounts) from one class of the fund into the same class of another Dreyfus Premier fund. You can request your exchange by contacting your financial representative. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange will have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has a higher one.

TeleTransfer privilege

TO MOVE MONEY BETWEEN YOUR BANK ACCOUNT and your Dreyfus fund account with a phone call, use the TeleTransfer privilege. You can set up TeleTransfer on your account by providing bank account information and following the instructions on your application, or contact your financial representative.

Reinvestment privilege

UPON WRITTEN REQUEST, YOU CAN REINVEST up to the number of Class A or B shares you redeemed within 45 days of selling them at the current share price without any sales charge. If you paid a CDSC, it will be credited back to your account. This privilege may be used only once.

Account statements

EVERY FUND INVESTOR automatically receives regular account statements. You'll also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

Your Investment

INSTRUCTIONS FOR REGULAR ACCOUNTS

   TO OPEN AN ACCOUNT

            In Writing

   Complete the application.

Mail your application and a check to:
Name of Fund
P.O. Box 6587, Providence, RI 02940-6587
Attn: Institutional Processing


TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check.

Mail the slip and the check to:
Name of Fund
P.O. Box 6587, Providence, RI 02940-6587
Attn: Institutional Processing


           By Telephone

WIRE  Have your bank send your
investment to Boston Safe Deposit & Trust Co., with these instructions:

   * ABA# 011001234

   * DDA# 044210

   * the fund name

   * the share class

   * your Social Security or tax ID number

   * name(s) of investor(s)

   * dealer number if applicable

Call us to obtain an account number. Return your application with the account number on the application.

WIRE Have your bank send your investment to Boston Safe Deposit & Trust Co., with these instructions:

* ABA# 011001234

* DDA# 044210

* the fund name

* the share class

* your account number

* name(s) of investor(s)

* dealer number if applicable

ELECTRONIC CHECK Same as wire, but before your account number insert "4070" for Class A, "4680" for Class B, "4690" for Class C, "4910" for Class R

TELETRANSFER Request TeleTransfer on your application. Call us to request your transaction.

           Automatically

WITH AN INITIAL INVESTMENT Indicate on your application which automatic service(s) you want. Return your application with your investment.

ALL SERVICES Call us or your financial representative to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials.

TO SELL SHARES

Write a letter of instruction that includes:

* your name(s) and signature(s)

* your account number

* the fund name

* the dollar amount you want to sell

* how and where to send the proceeds

Obtain a signature guarantee or other  documentation, if required (see page 9).

Mail your request to:  The Dreyfus Family of Funds
                       P.O. Box 6587, Providence, RI 02940-6587
                       Attn: Institutional Processing

WIRE Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

TELETRANSFER Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be sent to your bank by electronic check.

CHECK Call us or your financial representative to request your transaction. A check will be sent to the address of record.

AUTOMATIC WITHDRAWAL PLAN Call us or your financial representative to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Be sure to maintain an account balance of $5,000 or more.

To open an account, make subsequent investments or to sell shares, please contact your financial representative or call toll free in the U.S. 1-800-554-4611. Make checks payable to: THE DREYFUS FAMILY OF FUNDS.

Concepts to understand

WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

10A

INSTRUCTIONS FOR IRAS

   TO OPEN AN ACCOUNT

            In Writing

Complete an IRA application, making sure to specify the fund name and to indicate the year the contribution is for.

Mail your application and a check to:
The Dreyfus Trust Company, custodian
P.O. Box 6427, Providence, RI 02940-6427
Attn: Institutional Processing


TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check. Indicate the year the contribution is for.

Mail in the slip and the check to:
The Dreyfus Trust Company
P.O. Box 6427, Providence, RI 02940-6427
Attn: Institutional Processing


           By Telephone
           ------------

WIRE Have your bank send your investment to Boston Safe Deposit & Trust Co., with these instructions:

* ABA# 021000018

* DDA# 044210

* the fund name

* the share class

* your account number

* name of investor

* the contribution year

* dealer number if applicable

ELECTRONIC CHECK Same as wire, but before your account number insert "4070" for Class A, "4680" for Class B, "4690" for Class C, "4910" for Class R

            Automatically
            -------------

ALL SERVICES Call us or your financial representative to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials. All contributions will count as current year.

TO SELL SHARES

Write a letter of instruction that includes:

* your name and signature

* your account number and fund name

* the dollar amount you want to sell

* how and where to send the proceeds

* whether the distribution is qualified or premature

* whether the 10% TEFRA should be withheld

Obtain a signature guarantee or other documentation, if required (see page 9).

Mail in your request to:
The Dreyfus Trust Company
P.O. Box 6427, Providence, RI 02940-6427
Attn: Institutional Processing

SYSTEMATIC WITHDRAWAL PLAN Call us to request instructions to establish the plan.

For information and assistance, contact your financial representative or call toll free in the U.S. 1-800-554-4611. Make checks payable to: THE DREYFUS TRUST COMPANY, CUSTODIAN

Your Investment

11A

For More Information

Dreyfus Premier Large Company Stock Fund
--------------------------------------

SEC file number:  811-5270

More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund's performance, lists portfolio holdings and contains a letter from the fund's manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund's performance during the last fiscal year.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE
Call your financial representative or 1-800-554-4611

BY MAIL  Write to:
The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

ON THE INTERNET Text-only versions of fund documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009.

(COPYRIGHT) 1999, Dreyfus Service Corporation
318/718P0399

[Application p 1 here]

[Application p 2 here]

--------------------------------------------------------------------------------
                    DREYFUS PREMIER LARGE COMPANY STOCK FUND
                  CLASS A, CLASS B, CLASS C AND CLASS R SHARES
                                     PART B
                      (STATEMENT OF ADDITIONAL INFORMATION)
                                  MARCH 1, 1999
 -------------------------------------------------------------------------------

         This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current Prospectus of the Dreyfus Premier Large Company Stock Fund (the "Fund"), dated March 1, 1999, as it may be revised from time to time. The Fund is a separate, diversified portfolio of The Dreyfus/Laurel Funds, Inc., an open-end management investment company (the "Company"), known as a mutual fund. To obtain a copy of the Fund's Prospectus, please write to the Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, or call one of the following numbers:

                  Call Toll Free 1-800-554-4611
                  In New York City -- Call 1-718-895-1206
                  Outside the U.S. -- Call 516-794-5452


                                TABLE OF CONTENTS                           Page

Description of the Fund................................................     B-2
Management of the Fund.................................................     B-16
Management Arrangements................................................     B-22
Purchase of Shares.....................................................     B-24
Distribution and Service Plans.........................................     B-31
Redemption of Shares...................................................     B-33
Shareholder Services...................................................     B-38
Additional Information About Purchases, Exchanges and Redemptions......     B-45
Determination of Net Asset Value.......................................     B-45
Dividends, Other Distributions and Taxes...............................     B-46
Portfolio Transactions.................................................     B-53
Performance Information................................................     B-55
Information About the Fund.............................................     B-57
Transfer and Dividend Disbursing
  Agent, Custodian, Counsel and Independent Auditors...................     B-58
Financial Statements...................................................     B-58
Appendix...............................................................     B-59

                             DESCRIPTION OF THE FUND

         THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTIONS OF THE FUND'S PROSPECTUS ENTITLED "GOAL/APPROACH" AND "MAIN RISKS."

         The Company is a Maryland corporation formed on August 6, 1987. Before October 17, 1994, the Company's name was The Laurel Funds, Inc. The Company is an open-end management investment company comprised of separate portfolios, including the Fund, each of which is treated as a separate fund. Prior to January 16, 1998, the Fund's name was Dreyfus Disciplined Equity Income Fund.
Prior to _______, the Fund's name was Dreyfus Equity Income Fund and prior to October 17, 1994, the Fund's name was Laurel Equity Income Fund. The Fund is diversified, which means that, with respect to 75% of its total assets, the Fund will not invest more than 5% of its assets in the securities of any single issuer.

         The Dreyfus Corporation ("Dreyfus") serves as the Fund's investment manager.

         The Fund seeks investment returns (consisting of capital appreciation and income) that are consistently superior to the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"). The S&P 500 is composed of 500 common stocks, most of which are traded on the New York Stock Exchange ("NYSE"), chosen to reflect the industries of the U.S. economy. The inclusion of a stock in the S&P 500 does not imply that Standard and Poor's believes the stock to be an attractive or appropriate investment, nor is Standard & Poor's affiliated with the Company or the Fund. "S&P 500" is a trademark of Standard & Poor's.

         Prior   to   ___________,   the   Fund's   investment   objective   was
-----------------.

CERTAIN PORTFOLIO SECURITIES

         The following information regarding the securities that the Fund may purchase supplements that are found in the Fund's prospectus.

         AMERICAN DEPOSITORY RECEIPTS ("ADRS") AND NEW YORK SHARES. The Fund may invest in U.S. dollar-denominated ADRs and New York Shares. ADRs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by foreign companies. New York Shares are securities of foreign companies that are issued for trading in the United States. ADRs and New York Shares are traded in the United States on national securities exchanges or in the over-the-counter market. Investment in securities of foreign issuers presents certain risks, including those resulting from adverse political and economic developments and the imposition of foreign governmental laws or restrictions. See "Foreign Securities."

         GOVERNMENT OBLIGATIONS. The Fund may invest in a variety of U.S. Treasury obligations, which differ only in their interest rates, maturities and times of issuance: (a) U.S. Treasury bills have a maturity of one year or less,
(b) U.S. Treasury notes have maturities of one to ten years, and (c) U.S. Treasury bonds generally have maturities of greater than ten years.

         In addition to U.S. Treasury obligations, the Fund may invest in obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are supported by any of the following: (a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury, (c) the discretionary authority of the U.S. Treasury to lend to such Government agency or instrumentality, or (d) the credit of the instrumentality. (Examples of agencies and instrumentalities are: Federal Land Banks, Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks, General Services Administration, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board, Inter-American Development Bank, Asian-American Development Bank, Student Loan Marketing Association, International Bank for Reconstruction and Development, Small Business Administration and Fannie Mae). No assurance can be given that the U.S. Government will provide financial support to the agencies or instrumentalities described in (b), (c) and (d) in the future, other than as set forth above, since it is not obligated to do so by law.

         REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with U.S. Government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with such other brokers or dealers that meet the Fund's credit guidelines. This technique offers a method of earning income on idle cash. In a repurchase agreement, the Fund buys a security from a seller that has agreed to repurchase the same security at a mutually agreed upon date and price. The Fund's resale price will be in excess of the purchase price, reflecting an agreed upon interest rate. This interest rate is effective for the period of time the Fund is invested in the agreement and is not related to the coupon rate on the underlying security. Repurchase agreements may also be viewed as a fully collateralized loan of money by the Fund to the seller. The period of these repurchase agreements will usually be short, from overnight to one week, and at no time will the Fund invest in repurchase agreements for more than one year. The Fund will always receive as collateral securities whose market value including accrued interest is, and during the entire term of the agreement remains, at least equal to 100% of the dollar amount invested by the Fund in each agreement, and the Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the custodian. If the seller defaults, the Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of a security which is the subject of a repurchase agreement, realization upon the collateral by the Fund may be delayed or limited. The Fund seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligors under repurchase agreements, in accordance with the Fund's credit guidelines.

         COMMERCIAL PAPER. The Fund may invest in commercial paper. These instruments are short-term obligations issued by banks and corporations that have maturities ranging from two to 270 days. Each instrument may be backed only by the credit of the issuer or may be backed by some form of credit enhancement, typically in the form of a guarantee by a commercial bank. Commercial paper backed by guarantees of foreign banks may involve additional risk due to the difficulty of obtaining and enforcing judgments against such banks and the generally less restrictive regulations to which such banks are subject. The Fund will only invest in commercial paper of U.S. and foreign companies rated at the time of purchase at least A-1 by Standard & Poor's, Prime-1 by Moody's Investors Service, Inc., F-1 by Fitch Investors Service, LLP, Duff 1 by Phoenix Duff & Phelps, Corp., or A1 by IBCA, Inc.

         BANK INSTRUMENTS. The Fund may purchase bankers' acceptances, certificates of deposit, time deposits, and other short-term obligations issued by domestic banks, foreign subsidiaries or foreign branches of domestic banks, domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. Included among such obligations are Eurodollar certificates of deposit ("ECDs"), Eurodollar time deposits ("ETDs") and Yankee Dollar certificates of deposit ("Yankee CDs"). ECDs are U.S. dollar-denominated certificates of deposit issued by foreign branches of domestic banks. ETDs are U.S. dollar-denominated time deposits in a foreign branch of a U.S. bank or a foreign bank. Yankee CDs are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States. The Fund may also invest in Eurodollar bonds and notes, which are obligations that pay principal and interest in U.S. dollars held in banks outside the United States, primarily in Europe. All of these obligations are subject to somewhat different risks than are the obligations of domestic banks or issuers in the United States. See "Foreign Securities."

         FOREIGN SECURITIES. The Fund may purchase securities of foreign issuers and may invest in obligations of foreign branches of domestic banks and domestic branches of foreign banks. Investment in foreign securities presents certain risks, including those resulting from fluctuations in currency exchange rates, revaluation of currencies, adverse political and economic developments, the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions, reduced availability of public information concerning issuers, and the fact that foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic issuers. Moreover, securities of many foreign issuers may be less liquid and their prices more volatile than those of comparable domestic issuers. In addition, with respect to certain foreign countries, there is the possibility of expropriation, confiscatory taxation and limitations on the use or removal of funds or other assets of the Fund, including withholding of dividends. Foreign securities may be subject to foreign government taxes that would reduce the return on such securities.

         ILLIQUID SECURITIES. The Fund will not knowingly invest more than 15% of the value of its net assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation (irrespective of any legal or contractual restrictions on resale). The Fund may invest in commercial obligations issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended ("Section 4(2) paper"). The Fund may also purchase securities that are not registered under the Securities Act of 1933, as amended, but that can be sold to qualified institutional buyers in accordance with Rule 144A under that Act ("Rule 144A securities"). Liquidity determinations with respect to Section 4(2) paper and Rule 144A securities will be made by the Board of Directors or by Dreyfus pursuant to guidelines established by the Board of Directors. The Board or Dreyfus will consider availability of reliable price information and other relevant information in making such determinations. Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors, such as the Fund, that agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be pursuant to registration or an exemption therefrom. Section 4(2) paper normally is resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. Rule 144A securities generally must be sold to other qualified institutional buyers. If a particular investment in Section 4(2) paper or Rule 144A securities is not determined to be liquid, that investment will be included within the percentage limitation on investment in illiquid securities. The ability to sell Rule 144A securities to qualified institutional buyers is a recent development and it is not possible to predict how this market will mature. Investing in Rule 144A securities could have the effect of increasing the level of Fund illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities from the Fund or other holders.

         OTHER INVESTMENT COMPANIES. The Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the Investment Company Act of 1940, as amended (the "1940 Act"). As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.

INVESTMENT TECHNIQUES

         In addition to the principal investment strategies discussed in the Fund's Prospectus, the Fund also may engage in the investment techniques described below. The Fund might not use, or may not have the ability to use, any of these strategies and there can be no assurance that any strategy that is used will succeed.

         BORROWING. The Fund is authorized, within specified limits, to borrow money for temporary administrative purposes and to pledge its assets in connection with such borrowings.

         WHEN-ISSUED SECURITIES AND DELAYED DELIVERY TRANSACTIONS. New issues of U.S. Treasury and Government securities are often offered on a "when-issued" basis. This means that delivery and payment for the securities normally will take place approximately 7 to 45 days after the date the buyer commits to purchase them. The payment obligation and the interest rate that will be received on securities purchased on a "when-issued" basis are each fixed at the time the buyer enters into the commitment. The Fund will make commitments to purchase such securities only with the intention of actually acquiring the securities, but the Fund may sell these securities or dispose of the commitment before the settlement date if it is deemed advisable as a matter of investment strategy. Cash or marketable high-grade debt securities equal to the amount of the above commitments will be segregated on the Fund's records. For the purpose of determining the adequacy of these securities the segregated securities will be valued at market. If the market value of such securities declines, additional cash or securities will be segregated on the Fund's records on a daily basis so that the market value of the account will equal the amount of such commitments by the Fund.

         Securities purchased on a "when-issued" basis and the securities held by the Fund are subject to changes in market value based upon the public's perception of changes in the level of interest rates. Generally, the value of such securities will fluctuate inversely to changes in interest rates i.e., they will appreciate in value when interest rates decline and decrease in value when interest rates rise. Therefore, if in order to achieve higher interest income the Fund remains substantially fully invested at the same time that it has purchased securities on a "when-issued" basis, there will be a greater possibility of fluctuation in the Fund's net asset value ("NAV").

         When payment for "when-issued" securities is due, the Fund will meet its obligations from then-available cash flow, the sale of segregated securities, the sale of other securities and/or, although it would not normally expect to do so, from the sale of the "when-issued" securities themselves (which may have a market value greater or less than the Fund's payment obligation). The sale of securities to meet such obligations carries with it a greater potential for the realization of capital gains, which are subject to federal income taxes.

         To secure advantageous prices or yields, the Fund may purchase or sell securities for delayed delivery. In such transactions, delivery of the securities occurs beyond the normal settlement periods, but no payment or delivery is made by the Fund prior to the actual delivery or payment by the other party to the transaction. The purchase of securities on a delayed delivery basis involves the risk that the value of the securities purchased will decline prior to the settlement date. The sale of securities for delayed delivery involves the risk that the prices available in the market on the delivery date may be greater than those obtained in the sale transaction. The Fund will establish a segregated account consisting of cash, U.S. Government Securities or other high-grade debt obligations in an amount at least equal at all times to the amounts of its delayed delivery commitments.

         LOANS OF FUND SECURITIES. The Fund may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. The Fund continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities, which affords the Fund an opportunity to earn interest on the amount of the loan and on the loaned securities' collateral. Loans of portfolio securities may not exceed 33-1/3% of the value of the Fund's total assets and the Fund will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. These loans are terminable by the Fund at any time upon specified notice. The Fund might experience loss if the institution to which it has lent its securities fails financially or breaches its agreement with the Fund. In addition, it is anticipated that the Fund may share with the borrower some of the income received on the collateral for the loan or that it will be paid a premium for the loan. In determining whether to lend securities, the Fund considers all relevant factors and circumstances including the creditworthiness of the borrower.

         REVERSE REPURCHASE AGREEMENTS. The Fund may enter into reverse repurchase agreements to meet redemption requests where the liquidation of Fund securities is deemed by Dreyfus to be disadvantageous. Under a reverse repurchase agreement, the Fund: (1) transfers possession of Fund securities to a bank or broker-dealer in return for cash in an amount equal to a percentage of the securities' market value; and (2) agrees to repurchase the securities at a future date by repaying the cash with interest. The Fund retains record ownership of the security involved including the right to receive interest and principal payments. Cash or liquid high-grade debt securities held by the Fund equal in value to the repurchase price including any accrued interest will be maintained in a segregated account while a reverse repurchase agreement is in effect.

         FUTURES, OPTIONS AND OTHER DERIVATIVE INSTRUMENTS. The Fund may purchase and sell various financial instruments ("Derivative Instruments"), such as financial futures contracts (such as index futures contracts) and options (such as options on U.S. and foreign securities or indices of such securities). The index Derivative Instruments the Fund may use may be based on indices of U.S. or foreign equity securities. These Derivative Instruments may be used, for example, to preserve a return or spread or to facilitate or substitute for the sale or purchase of securities. The Fund may invest in futures contracts and options to a limited extent but does not currently intend to invest more than 5% of its assets in such instruments.

         Hedging strategies can be broadly categorized as "short hedges" and "long hedges." A short hedge is a purchase or sale of a Derivative Instrument intended partially or fully to offset potential declines in the value of one or more investments held in the Fund's portfolio. Thus, in a short hedge the Fund takes a position in a Derivative Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged.

         Conversely,  a  long  hedge  is a  purchase  or  sale  of a  Derivative
Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that the Fund intends to acquire. Thus, in a long hedge the Fund takes a position in a Derivative Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged. A long hedge is sometimes referred to as an anticipatory hedge. In an anticipatory hedge transaction, the Fund does not own a corresponding security and, therefore, the transaction does not relate to a security the Fund owns. Rather, it relates to a security that the Fund intends to acquire. If the Fund does not complete the hedge by purchasing the security it anticipated purchasing, the effect on the Fund's portfolio is the same as if the transaction were entered into for speculative purposes.

         Derivative Instruments on securities generally are used to hedge against price movements in one or more particular securities positions that the Fund owns or intends to acquire. Derivative Instruments on indices, in contrast, generally are used to attempt to hedge against price movements in market sectors in which the Fund has invested or expects to invest.

         The use of Derivative Instruments is subject to applicable regulations of the Securities and Exchange Commission ("SEC"), the several options and futures exchanges upon which they are traded, the Commodity Futures Trading

Commission ("CFTC") and various state regulatory  authorities.  In addition, the
Fund's   ability  to  use   Derivative   Instruments   may  be  limited  by  tax
considerations. See "Dividends, Other Distributions and Taxes."

         In addition to the instruments, strategies and risks described below and in the Prospectus, Dreyfus expects to discover additional opportunities in connection with other Derivative Instruments. These new opportunities may become available as Dreyfus develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new techniques are developed. Dreyfus may utilize these opportunities to the extent that they are consistent with the Fund's investment objective, and permitted by the Fund's investment policies and applicable regulatory authorities.

         SPECIAL RISKS. The use of Derivative Instruments involves special considerations and risks, certain of which are described below. Risks pertaining to particular Derivative Instruments are described in the sections that follow.

         (1) Successful use of most Derivative Instruments depends upon Dreyfus' ability not only to forecast the direction of price fluctuations of the investment involved in the transaction, but also to predict movements of the overall securities and interest rate markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.

         (2) There might be imperfect correlation, or even no correlation, between price movements of a Derivative Instrument and price movements of the investments being hedged. For example, if the value of a Derivative Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which Derivative Instruments are traded. The effectiveness of hedges using Derivative Instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

         Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match the Fund's current or anticipated investments exactly. The Fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the Fund's other investments.

         Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. The Fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in the Fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

         (3) If successful, the above-discussed strategies can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements. However, such strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements. For example, if the Fund entered into a short hedge because Dreyfus projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the Derivative Instrument. Moreover, if the price of the Derivative Instrument declined by more than the increase in the price of the security, the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not attempted to hedge at all.

         (4) As described below, the Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in Derivative Instruments involving obligations to third parties (I.E., Derivative Instruments other than purchased options). If the Fund were unable to close out its positions in such Derivative Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to close out a position in a Derivative Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction
("counterparty") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund.

         (5) The purchase and sale of Derivative Instruments could result in a loss if the counterparty to the transaction does not perform as expected and may increase portfolio turnover rates, which results in correspondingly greater commission expenses and transaction costs, and may result in certain tax consequences.

         COVER FOR DERIVATIVE INSTRUMENTS. Transactions using Derivative Instruments may expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, futures or options, or (2) cash and short-term liquid debt securities with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. The Fund will comply with SEC guidelines regarding cover for Derivative
Instruments and will, if the guidelines so require, set aside cash, U.S. Government securities or other liquid, high-grade debt securities in a segregated account with its custodian in the prescribed amount.

         Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Derivative Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the Fund's assets to cover or segregated accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

         OPTIONS. A call option gives the purchaser the right to buy, and obligates the writer to sell, the underlying investment at the agreed upon exercise price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy, the underlying investment at the agreed upon exercise price during the option period. A purchaser of an option pays an amount, known as the premium, to the option writer in exchange for rights under the option contract.

         Options on indices are similar to options on securities except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities.

         The purchase of call options can serve as a long hedge, and the purchase of put options can serve as a short hedge. Writing put or call options can enable the Fund to enhance income or yield by reason of the premiums paid by the purchasers of such options. However, if the market price of the security or other instrument underlying a put option declines to less than the exercise price on the option, minus the premium received, the Fund would expect to suffer a loss.

         Writing call options can also serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the investment appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Fund will be obligated to sell the investment at less than its market value.

         Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the investment depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to purchase the investment at more than its market value.

         The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the historical price volatility of the underlying investment and general market conditions. Options that expire unexercised have no value and the Fund would experience losses to the extent of premiums paid for them.

         The Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

         The Fund may purchase and sell both exchange-traded and over-the-counter ("OTC") options. Exchange-traded options in the United States are issued by a clearing organization that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between the Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction. The Fund will enter into only those option contracts that are listed on a national securities or commodities exchange or traded in the OTC market for which there appears to be a liquid secondary market.

         The Fund will not purchase or write OTC options if, as a result of such transaction, the sum of (i) the market value of outstanding OTC options purchased by the Fund, (ii) the market value of the underlying securities covered by outstanding OTC call options written by the Fund, and (iii) the market value of all other assets of the Fund that are illiquid or are not otherwise readily marketable, would exceed 15% of the net assets of the Fund, taken at market value. However, if an OTC option is sold by the Fund to a primary U.S. Government securities dealer recognized by the Federal Reserve Bank of New York and the Fund has the unconditional contractual right to repurchase such OTC option from the dealer at a predetermined price, then the Fund will treat as illiquid such amount of the underlying securities as is equal to the repurchase price less the amount by which the option is "in-the-money" (the difference between the current market value of the underlying securities and the option's strike price). The repurchase price with primary dealers is typically a formula price that is generally based on a multiple of the premium received for the option plus the amount by which the option is "in-the-money."

         The Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. Although the Fund will enter into OTC options only with major dealers in unlisted options, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, the Fund might be unable to close out an OTC option position at any time prior to its expiration.

         If the Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

         The Fund may write only covered call options on securities. A call option is covered if the Fund owns the underlying security or a call option on the same security with a lower strike price.

         FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. When the Fund purchases a futures contract, it incurs an obligation to take delivery of a specified amount of the obligation underlying the futures contract at a specified time in the future for a specified price. When the Fund sells a futures contract, it incurs an obligation to deliver a specified amount of the obligation underlying the futures contract at a specified time in the future for an agreed upon price. With respect to index futures, no physical transfer of the securities underlying the index is made. Rather, the parties settle by exchanging in cash an amount based on the difference between the contract price and the closing value of the index on the settlement date.

         When the Fund writes an option on a futures contract, it becomes obligated, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time during the term of the option. If the Fund writes a call, it assumes a short futures position. If the Fund writes a put, it assumes a long futures position. When the Fund purchases an option on a futures contract, it acquires the right, in return for the premium it pays, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put).

         The purchase of futures or call options on futures can serve as a long hedge, and the sale of futures or the purchase of put options on futures can serve as a short hedge. Writing call options on futures contracts can serve as a limited short hedge, using a strategy similar to that used for writing call options on securities or indices. Similarly, writing put options on futures contracts can serve as a limited long hedge.

         No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract the Fund is required to deposit "initial margin" consisting of cash or U.S. Government securities in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Fund may be required by an exchange to increase the level of its initial margin payment.

         Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking-to-market." Variation margin does not involve borrowing, but rather represents a daily settlement of the Fund's obligations to or from a futures broker. When the Fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when the Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

         Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. Although the Fund intends to enter into futures and options on futures only on exchanges or boards of trade where there appears to be a liquid secondary market, there can be no assurance that such a market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

         Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

         If the Fund were unable to liquidate a futures or options on futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

         To the extent that the Fund enters into futures contracts, options on futures contracts, or options on foreign currencies traded on an exchange regulated by the CFTC, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money" at the time of purchase) will not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. This policy does not limit to 5%, the percentage of the Fund's assets that are at risk in futures contracts and options on futures contracts.

         CERTAIN INVESTMENTS. From time to time, to the extent consistent with its investment objective, policies and restrictions, the Fund may invest in securities of companies with which Mellon Bank, N.A. ("Mellon Bank"), an affiliate of Dreyfus, has a lending relationship.

         MASTER/FEEDER OPTION. The Company may in the future seek to achieve the Fund's investment objective by investing all of the Fund's net investable assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to the Fund. Shareholders of the Fund will be given at least 30 days' prior notice of any such investment. Such investment would be made only if the Company's Board of Directors determines it to be in the best interest of the Fund and its shareholders. In making that determination, the Company's Board of Directors will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiency. Although the Fund believes that the Company's Board of Directors will not approve an arrangement that is likely to result in higher costs, no assurance is given that costs will be materially reduced if this option is implemented.

INVESTMENT RESTRICTIONS

         FUNDAMENTAL. The following limitations have been adopted by the Fund. The Fund may not change any of these fundamental investment limitations without the consent of: (a) 67% or more of the shares present at a meeting of shareholders duly called if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy; or (b) more than 50% of the outstanding shares of the Fund, whichever is less. The Fund may not:

         1. Purchase any securities which would cause more than 25% of the value of the Fund's total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal activities in the same industry. (For purposes of this limitation, U.S. Government securities, and state or municipal governments and their political subdivisions are not considered members of any industry. In addition, this limitation does not apply to investments in domestic banks, including U.S. branches of foreign banks and foreign branches of U.S. banks).

         2. Borrow money or issue senior securities as defined in the 1940 Act except that (a) the Fund may borrow money in an amount not exceeding one-third of the Fund's total assets at the time of such borrowings, and (b) the Fund may issue multiple classes of shares. The purchase or sale of futures contracts and related options shall not be considered to involve the borrowing of money or issuance of senior securities.

         3. Purchase with respect to 75% of the Fund's total assets securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

         4. Make loans or lend securities, if as a result thereof more than one-third of the Fund's total assets would be subject to all such loans. For purposes of this limitation debt instruments and repurchase agreements shall not be treated as loans.

         5. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate, including mortgage loans, or securities of companies that engage in real estate business or invest or deal in real estate or interests therein).

         6. Underwrite securities issued by any other person, except to the extent that the purchase of securities and later disposition of such securities in accordance with the Fund's investment program may be deemed an underwriting.

         7. Purchase or sell commodities except that the Fund may enter into futures contracts and related options, forward currency contracts and other similar instruments.

         NONFUNDAMENTAL. The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its investable assets in securities of a single open-end management investment company with substantially the same investment objective, policies and limitations as the Fund.

         The  Fund  has  adopted  the   following   additional   non-fundamental
restrictions.   These  non-fundamental   restrictions  may  be  changed  without
shareholder approval, in compliance with applicable law and regulatory policy.

         1. The Fund shall not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling short.

         2. The Fund shall not purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options shall not constitute purchasing securities on margin.

         3. The Fund shall not purchase oil, gas or mineral leases.

         4. The Fund will not purchase or retain the securities of any issuer if the officers or Directors of the Fund, its advisers, or managers, owning beneficially more than one half of one percent of the securities of such issuer, together own beneficially more than 5% of such securities.

         5. The Fund will not purchase securities of issuers (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof), including their predecessors, that have been in operation for less than three years, if by reason thereof, the value of the Fund's investment in securities would exceed 5% of the Fund's total assets. For purposes of this limitation, sponsors, general partners, guarantors and originators of underlying assets may be treated as the issuer of a security.

         6. The Fund will invest no more than 15% of the value of its net assets in illiquid securities, including repurchase agreements with remaining maturities in excess of seven days, time deposits with maturities in excess of seven days and other securities which are not readily marketable. For purposes of this limitation, illiquid securities shall not include Section 4(2) paper and securities which may be resold under Rule 144A under the Securities Act of 1933, provided that the Board of Directors, or its delegate, determines that such securities are liquid based upon the trading markets for the specific security.

         7. The Fund may not invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets and except to the extent otherwise permitted by the 1940 Act.

         8.  The  Fund  shall  not  purchase  any  security   while   borrowings
representing more than 5% of the Fund's total assets are outstanding.

         9. The Fund will not purchase warrants if at the time of such purchase:
(a) more than 5% of the value of the Fund's assets would be invested in warrants, or (b) more than 2% of the value of the Fund's assets would be invested in warrants that are not listed on the New York or American Stock Exchange (for purposes of this limitation, warrants acquired by the Fund in units or attached to securities will be deemed to have no value).

         10. The Fund will not purchase puts, calls, straddles, spreads and any combination thereof if by reason thereof the value of its aggregate investment in such classes of securities would exceed 5% of its total assets except that:
(a) this limitation shall not apply to standby commitments, and (b) this limitation shall not apply to the Fund's transactions in futures contracts and related options.

         As an operating policy, the Fund will not invest more than 25% of the value of its total assets, at the time of such purchase in domestic banks, including U.S. branches of foreign banks and foreign branches of U.S. banks. The Company's Board of Directors may change this policy without shareholder approval. Notice will be given to shareholders if this policy is changed by the Board of Directors.

         If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in such percentage resulting from a change in the values of assets will not constitute a violation of such restriction, except as otherwise required by the 1940 Act.

         If the Fund's investment objective, policies, restrictions, practices or procedures change, shareholders should consider whether the Fund remains an appropriate investment in light of the shareholder's then-current position and needs.


                             MANAGEMENT OF THE FUND

FEDERAL LAW AFFECTING  MELLON BANK

         The Glass-Steagall Act of 1933 prohibits national banks from engaging in the business of underwriting, selling or distributing securities and prohibits a member bank of the Federal Reserve System from having certain affiliations with an entity engaged principally in that business. The activities of Mellon Bank in informing its customers of, and performing, investment and redemption services in connection with the Fund, and in providing services to the Fund as custodian, as well as Dreyfus' investment advisory activities, may raise issues under these provisions. Mellon Bank has been advised by counsel that the activities contemplated under these arrangements are consistent with its statutory and regulatory obligations.

         Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of such future statutes and regulations, could prevent Mellon Bank or Dreyfus from continuing to perform all or a part of the above services for its customers and/or the Fund. If Mellon Bank or Dreyfus were prohibited from serving the Fund in any of its present capacities, the Board of Directors would seek an alternative provider(s) of such services.

DIRECTORS AND OFFICERS

         The Company's Board is responsible for the management and supervision of the Fund. The Board approves all significant agreements between the Company, on behalf of the Fund, and those companies that furnish services to the Fund. These companies are as follows:

         The Dreyfus Corporation..............................Investment Adviser
         Premier Mutual Fund Services, Inc...........................Distributor
         Dreyfus Transfer, Inc....................................Transfer Agent
         Mellon Bank......................................Custodian for the Fund

         The Company has a Board composed of nine Directors. The following lists the Directors and officers and their positions with the Company and their present and principal occupations during the past five years. Each Director who is an "interested person" of the Company (as defined in the 1940 Act) is indicated by an asterisk(*). Each of the Directors also serves as a Trustee of The Dreyfus/Laurel Funds Trust and The Dreyfus/Laurel Tax-Free Municipal Funds (collectively, with the Company, the "Dreyfus/Laurel Funds") and the Dreyfus High Yield Strategies Fund.

DIRECTORS OF THE COMPANY

o+JOSEPH S. DIMARTINO, Chairman of the Board of the Company. Since January 1995,
      Mr. DiMartino has served as Chairman of the Board for various funds in the Dreyfus Family of Funds. He is also a Director of The Noel Group, Inc., a venture capital company (for which from February 1995 until November 1997, he was Chairman of the Board), The Muscular Dystrophy Association, HealthPlan Services Corporation, a provider of marketing, administrative and risk management services to health and other benefit programs, Carlyle Industries, Inc. (formerly Belding Heminway Company, ) a button packager and distributor; Century Business Services, Inc. (formerly, International Alliance Services, Inc.), a provider of various outservicing functions for small and medium sized companies, and Career Blazers, Inc (formerly Staffing Resources) a temporary placement agency, Mr. DiMartino is also a Board member of 152 other funds in the Dreyfus Family of Funds. For more than five years prior to January 1995, he was President, a director and, until August 24, 1994, Chief Operating Officer of Dreyfus and Executive Vice President and a director of Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus. From August 1994 to December 31, 1994, he was a director of Mellon Bank Corporation. Age: 55 years old. Address:
      200 Park Avenue, New York, New York 10166.

o+JAMES M.  FITZGIBBONS.  Director  of  the  Company;  Director,  Lumber  Mutual
      Insurance Company;  Director,  Barrett Resources,  Inc. Age: 64 years old.
      Address: 40 Norfolk Road, Brookline, Massachusetts 02167.

o*J.  TOMLINSON FORT.  Director of the Company;  Partner,  Reed,  Smith,  Shaw &
      McClay (law firm). Age: 70 years old. Address: 204 Woodcock Drive, Pittsburgh, Pennsylvania 15215.

o+ARTHUR  L.  GOESCHEL.   Director  of  the  Company;  Director,  Calgon  Carbon
      Corporation; Director, Cerex Corporation; former Chairman of the Board and Director, Rexene Corporation. Age: 77 years old. Address: Way Hallow Road and Woodland Road, Sewickley, Pennsylvania 15143.

o+KENNETH A.  HIMMEL.  Director  of the  Company;  former  Director,  The Boston
      Company, Inc. ("TBC") and Boston Safe Deposit and Trust Company; President and Chief Executive Officer, Himmel & Co., Inc.; Vice Chairman, Sutton Place Gourmet, Inc.; Managing Partner, Franklin Federal Partners. Age: 52 years old. Address: 625 Madison Avenue, New York, New York 10022.

o+STEPHEN  J.  LOCKWOOD.  Director  of  the  Company;  President  and  CEO,  LDG
      Management Company Inc.; CEO, LDG Reinsurance Underwriters, SRRF Management Inc. and Medical Reinsurance Underwriters Inc. Age: 51 years old. Address: 401 Edgewater Place, Wakefield, Massachusetts 01880.

o+JOHN J. SCIULLO.  Director of the Company; Dean Emeritus and Professor of Law,
      Duquesne University Law School; Director, Urban Redevelopment Authority of Pittsburgh; Member of Advisory Committee, Decedents Estates Laws of Pennsylvania. Age: 67 years old. Address: 321 Gross Street, Pittsburgh, Pennsylvania 15224.

o+ROSLYN M. WATSON. Director of the Company;  Principal,  Watson Ventures, Inc.;
      Director,  American  Express  Centurion  Bank;  Director,  Harvard/Pilgrim
      Community Health Plan, Inc.; Director, Massachusetts Electric Company; Director, the Hyams Foundation, Inc. Age: 49 years old. Address: 25 Braddock Park, Boston, Massachusetts 02116-5816.

o+BENAREE  PRATT  WILEY.  Director  of the  Company;  President  and  CEO of The
      Partnership, an organization dedicated to increasing the representation of African Americans in positions of leadership, influence and decision-making in Boston, MA; Trustee, Boston College; Trustee, WGBH

      Educational Foundation; Trustee, Children's Hospital; Director, The Greater Boston Chamber of Commerce; Director, The First Albany Companies, Inc.; from April 1995 to March 1998, Director, TBC, an affiliate of Dreyfus. Age: 52 years old. Address: 334 Boylston Street, Suite 400, Boston, Massachusetts.

--------------------------------
*        "Interested person" of the Company, as defined in the 1940 Act.
o        Member of the Audit Committee.
+        Member of the Nominating Committee.

OFFICERS OF THE COMPANY

# MARGARET W. CHAMBERS.  Vice  President and  Secretary  of the  Company. Senior
      Vice President and General Counsel of Funds Distributor, Inc. From August 1996 to March 1998, she was Vice President and Assistant General Counsel for Loomis, Sayles & Company, L.P. From January 1986 to July 1996, she was an associate with the law firm of Ropes & Gray. Age: 39 years old.

#MARIE E. CONNOLLY.  President  and Treasurer of the Company.  President,  Chief
      Executive Officer, Chief Compliance Officer and a director of the Distributor and Funds Distributor, Inc., the ultimate parent of which is Boston Institutional Group, Inc. Age: 41 years old.

#DOUGLAS C.  CONROY.  Vice  President  and  Assistant  Secretary of the Company.
      Assistant Vice President of Funds Distributor, Inc. From April 1993 to

#CHRISTOPHER J. KELLEY.  Vice President and Assistant  Secretary of the Company.
      Vice President and Senior Associate General Counsel of Funds Distributor, Inc. From April 1994 to July 1996, Mr. Kelley was Assistant Counsel at Forum Financial Group. From October 1992 to March 1994, Mr. Kelley was employed by Putnam Investments in legal and compliance capacities. Age: 34 years old.

#KATHLEEN K. MORRISEY.  Vice  President and Assistant  Secretary of the Company.
      Manager of Treasury Services Administration of Funds Distributor, Inc. From July 1994 to November 1995, she was a Fund Accountant for Investors Bank & Trust Company. Age: 26 years old.

#MARY A. NELSON.  Vice  President and Assistant  Treasurer of the Company.  Vice
      President of the Distributor and Funds Distributor, Inc. From September 1989 to July 1994, she was an Assistant Vice President and Client Manager for TBC. Age: 34 years old.

#MICHAEL S.  PETRUCELLI.  Vice  President,  Assistant  Treasurer  and  Assistant
      Secretary of the Company. Senior Vice President and director of Strategic Client Initiatives of Funds Distributor, Inc. From December 1989 through November, 1996, he was employed by GE Investment Services where he held various financial, business development and compliance positions. He also served as Treasurer of the GE Funds and as Director of GE Investment Services. Age: 37 years old.

#STEPHANIE PIERCE. Vice President, Assistant Treasurer and Assistant Secretary of the Company. Vice President and Client Development Manager of Funds Distributor, Inc. From April 1997 to March 1998, she was employed as a Relationship Manager with Citibank, N.A. From August 1995 to April 1997, she was an Assistant Vice President with Hudson Valley Bank, and from September 1990 to August 1995, she was a Second Vice President with Chase Manhattan Bank. Age: 30 years old.

#GEORGE A. RIO. Vice President and Assistant Treasurer of the Company. Executive
      Vice President and Client Service Director of Funds Distributor, Inc. From June 1995 to March 1998, he was Senior Vice President and Senior Key Account Manager for Putnam Mutual Funds. From May 1994 to June 1995, he was Director of Business Development for First Data Corporation. From September 1983 to May 1994, he was Senior Vice President and Manager of Client Services and Director of Internal Audit at TBC. Age: 44 years old.

#JOSEPH F. TOWER,  III. Vice  President and Assistant  Treasurer of the Company.
      Senior Vice President, Treasurer, Chief Financial Officer and a Director of the Distributor and Funds Distributor, Inc. From 1988 to August 1994, he was employed by TBC where he held various management positions in the Corporate Finance and Treasury areas. Age: 37 years old.

#ELBA VASQUEZ. Vice President and Assistant Secretary of the Company.  Assistant
      Vice President of Funds Distributor, Inc. From March 1990 to May 1996, she was employed by U.S. Trust Company of New York, where she held various sales and marketing positions. Age: 37 years old.

--------------------------------
# Officer also serves as an officer for other investment companies advised by Dreyfus, including The Dreyfus/Laurel Funds Trust and The Dreyfus/Laurel Tax-Free Municipal Funds.

         The address of each officer of the Company is 200 Park Avenue, New York, New York 10166.

         No officer or employee of the Distributor (or of any parent, subsidiary or affiliate thereof) receives any compensation from the Company for serving as an officer or Director of the Company. In addition, no officer or employee of Dreyfus (or of any parent, subsidiary or affiliate thereof) serves as an officer or Director of the Company. Effective July 1, 1998, the Dreyfus/Laurel Funds pay each Director/Trustee who is not an "interested person" of the Company (as defined in the 1940 Act) $40,000 per annum, plus $5,000 per joint Dreyfus/Laurel Funds Board meeting attended, $2,000 for separate committee meetings attended which are not held in conjunction with a regularly scheduled Board meeting and $500 for Board meetings and separate committee meetings attended that are conducted by telephone. The Dreyfus/Laurel Funds also reimburse each Director/Trustee who is not an "interested person" of the Company (as defined in the 1940 Act) for travel and out-of-pocket expenses. The Chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts). In the event that there is a joint committee meeting of the Dreyfus/Laurel Funds and the Dreyfus High Yield Strategies Fund, the $2,000 fee will be allocated between the Dreyfus/Laurel Funds and the Dreyfus High Yield Strategies Fund. The compensation structure described in this paragraph is referred to hereinafter as the "Current Compensation Structure."

         In addition, the Company currently has three Emeritus Board members who are entitled to receive an annual retainer and a per meeting fee of one-half the amount paid to them as Board members pursuant to the Current Compensation Structure.

         Prior to July 1, 1998, the Dreyfus/Laurel Funds paid each Director/Trustee who was not an "interested person" of the Company (as defined in the 1940 Act) $27,000 per annum (and an additional $25,000 for the Chairman of the Board of Directors/Trustees of the Dreyfus/Laurel Funds) and $1,000 per joint Dreyfus/Laurel Funds Board meeting attended, plus $750 per joint Dreyfus/Laurel Funds Audit Committee meeting attended, and reimbursed each such Director/Trustee for travel and out-of-pocket expenses (the "Former Compensation Structure").

         The aggregate amount of fees and expenses received by each current Director from the Company for the fiscal year ended October 31, 1998, and from all other funds in the Dreyfus Family of Funds for which such person is a Board member for the year ended December 31, 1998, pursuant to the Former Compensation Structure for the period from November 1, 1997 through June 30, 1998 and the Current Compensation Structure for the period from July 1, 1998 through October 31, 1998, were as follows:

                                                        Total Compensation
                              Aggregate                 From the Company
Name of Board                 Compensation              and Fund Complex
Member                        From the Company#         Paid to Board Member****
-------------                 -----------------         ------------------------

Joseph S. DiMartino*

James M. Fitzgibbons

J. Tomlinson Fort**                none                   none

Arthur L. Goeschel

Kenneth A. Himmel.

Stephen J. Lockwood

John J. Sciullo

Roslyn M. Watson

Benaree Pratt Wiley***

----------------------------
# Amounts required to be paid by the Company directly to the non-interested Directors, that would be applied to offset a portion of the management fee payable to Dreyfus, are in fact paid directly by Dreyfus to the non-interested Directors. Amount does not include reimbursed expenses for attending Board meetings, which amounted to $[ ] for the Company.
* Mr. DiMartino became Chairman of the Board of the Dreyfus/Laurel Funds on January 1, 1999.
** J.  Tomlinson  Fort is paid directly by Dreyfus for serving as a Board member of the Company and the funds in the Dreyfus/Laurel Funds and separately by the Dreyfus High Yield Strategies Fund. For the fiscal year ended October 31, 1998, the aggregate amount of fees and expenses received by J. Tomlinson Fort from Dreyfus for serving as a Board member of the Company was ______________________. For the year ended December 31, 1998, the aggregate amount of fees and expenses received by Mr. Fort for serving as a Board member of all funds in the Dreyfus/Laurel Funds (including the Company) and Dreyfus High Yield Strategies Fund (for which payment is made directly by the fund) was ______________________. In addition, Dreyfus reimbursed Mr. Fort a total of $__________________ for expenses attributable to the Company's Board meetings which is not included in the $__________________ amount in note # above.
***Payments  to Ms.  Wiley were for the period from April 23, 1998 (the date she was elected as a Board member) through October 31, 1998.
****The Dreyfus Family of Funds consists of ___ mutual funds.

         The officers and Directors of the Company as a group owned beneficially less than 1% of the total shares of the Fund outstanding as of November __, 1998.

         PRINCIPAL   SHAREHOLDERS.   As  of  January  31,  1999,  the  following
shareholder(s) owned of record 5% or more of Class A, Class B, Class C or Class R of the Fund: _________.


                             MANAGEMENT ARRANGEMENTS

         THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTIONS IN THE FUND'S PROSPECTUS ENTITLED "EXPENSES" AND "MANAGEMENT."

         Dreyfus is a wholly-owned subsidiary of Mellon Bank Corporation ("Mellon"). Mellon is a publicly owned multibank holding company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets. Mellon is among the 25 largest bank holding companies in the United States based on total assets.

         MANAGEMENT AGREEMENT. Dreyfus serves as the investment manager for the Fund pursuant to an Investment Management Agreement with the Company dated April 4, 1994 (the "Management Agreement"), transferred to Dreyfus as of October 17, 1994, subject to the overall authority of the Company's Board of Directors in accordance with Maryland law. Pursuant to the Management Agreement, Dreyfus provides, or arranges for one or more third parties to provide, investment advisory, administrative, custody, fund accounting and transfer agency services to the Fund. As investment manager, Dreyfus manages the Fund by making investment decisions based on the Fund's investment objective, policies and restrictions. The Management Agreement is subject to review and approval at least annually by the Board of Directors.

         The Management Agreement will continue from year to year provided that a majority of the Directors who are not "interested persons" of the Company and either a majority of all Directors or a majority (as defined in the 1940 Act) of the shareholders of the Fund approve its continuance. The Management Agreement was last approved by the Board of Directors on ____________, 1999 to continue until __________, 2000. The Company may terminate the Management Agreement upon the vote of a majority of the Board of Directors or upon the vote of a majority of the Fund's outstanding voting securities on 60 days' written notice to Dreyfus. Dreyfus may terminate the Management Agreement upon 60 days' written notice to the Company. The Management Agreement will terminate immediately and automatically upon its assignment.

         The following persons are officers and/or directors of Dreyfus: W. Keith Smith, Chairman of the Board; Christopher M. Condron, President, Chief Executive Officer, Chief Operating Officer and a director; Stephen E. Canter, Vice Chairman, Chief Investment Officer and a director; Lawrence S. Kash, Vice Chairman-Distribution and a director; Ronald P. O'Hanley III, Vice Chairman; J. David Officer, Vice Chairman and a director; William T. Sandalls, Jr., Executive Vice President; Mark N. Jacobs, Vice President, General Counsel and Secretary; Patrice M. Kozlowski, Vice President-Corporate Communications; Mary Beth Leibig, Vice President-Human Resources; Andrew S. Wasser, Vice-President-Information Systems; Theodore A. Schachar, Vice President; Wendy Strutt, Vice President; Richard Terres, Vice President; William H. Maresca, Controller; James Bitetto, Assistant Secretary; Steven F. Newman, Assistant Secretary; and Mandell L. Berman, Burton C. Borgelt, Frank V. Cahouet and Richard F. Syron, directors.

         EXPENSES. Under the Management Agreement, the Fund has agreed to pay Dreyfus a monthly fee at the annual rate of 0.90% of the value of the Fund's average daily net assets. Dreyfus pays all of the Fund's expenses, except brokerage fees, taxes, interest, fees and expenses of the non-interested directors (including counsel fees), Rule 12b-1 fees (if applicable) and extraordinary expenses. Although Dreyfus does not pay for the fees and expenses of the non-interested Directors (including counsel fees), Dreyfus is contractually required to reduce its investment management fee by an amount equal to the Fund's allocable share of such fees and expenses. From time to time, Dreyfus may voluntarily waive a portion of the investment management fees payable by the Fund, which would have the effect of lowering the expense ratio of the Fund and increasing return to investors. Expenses attributable to the Fund are charged against the Fund's assets; other expenses of the Company are allocated among its funds on the basis determined by the Board, including, but not limited to, proportionately in relation to the net assets of each fund.

         For the last three years, the Fund had the following expenses:

                                   For the Fiscal Year Ended October 31,

                                   1998              1997             1996
                                   ----              ----             ----

Management fees                    $____             $229,763         $94,844


         THE DISTRIBUTOR. Premier Mutual Fund Services, Inc. (the "Distributor"), located at 60 State Street, Boston, Massachusetts 02109, serves as the Fund's distributor on a best efforts basis pursuant to an agreement which is renewable annually. Dreyfus may pay the Distributor for shareholder services from Dreyfus' own assets, including past profits but not including the management fee paid by the Fund. The Distributor may use part or all of such payments to pay certain banks, securities brokers or dealers and other financial institutions ("Agents") for these services. The Distributor also acts as sub-administrator for the Fund and as distributor for the other funds in the Dreyfus Family of Funds.


                               PURCHASE OF SHARES

         THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTIONS IN THE FUND'S PROSPECTUS ENTITLED "ACCOUNT POLICIES," "SERVICES FOR FUND INVESTORS," "INSTRUCTIONS FOR REGULAR ACCOUNTS," AND "INSTRUCTIONS FOR IRAS."

         GENERAL. When purchasing Fund shares, you must specify which Class is being purchased. The decision as to which Class of shares is most beneficial to you depends on the amount and the intended length of your investment. You should consider whether, during the anticipated life of your investment in the Fund, the accumulated distribution fee, service fee and CDSC, if any, on Class B or Class C shares would be less than the accumulated distribution fee and initial sales charge on Class A shares purchased at the same time, and to what extent, if any, such differential would be offset by the return on Class A shares. Additionally, investors qualifying for reduced initial sales charges who expect to maintain their investment for an extended period of time might consider purchasing Class A shares because the accumulated continuing distribution and service fees on Class B or Class C shares may exceed the accumulated distribution fee and initial sales charge on Class A shares during the life of the investment. Finally, you should consider the effect of the CDSC period and any conversion rights of the Classes in the context of your own investment time frame. For example, while Class C shares have a shorter CDSC period than Class B shares, Class C shares do not have a conversion feature and, therefore, are subject to ongoing distribution and service fees. Thus, Class B shares may be more attractive than Class C shares to investors with longer term investment outlooks. Generally, Class A shares may be more appropriate for investors who invest $1,000,000 or more in Fund shares, but will not be appropriate for investors who invest less than $50,000 in Fund shares. The Fund reserves the right to reject any purchase order.

         Class A shares, Class B shares and Class C shares may be purchased only by clients of Agents, except that full-time or part-time employees of Dreyfus or any of its affiliates or subsidiaries, directors of Dreyfus, Board members of a fund advised by Dreyfus, including members of the Company's Board, or the spouse or minor child of any of the foregoing may purchase Class A shares directly through the Distributor. In addition, holders of Investor shares of the Fund as of January 15, 1998 may continue to purchase Class A shares of the Fund at NAV. Subsequent purchases may be sent directly to the Transfer Agent or your Agent.

         Class R shares are sold only to holders of Restricted shares of the Fund as of November 30, 1997. Such shareholders were primarily bank trust departments and other financial service providers (including Mellon Bank and its affiliates) acting on behalf of customers having a qualified trust or investment account or relationship at such institution, customers who received and held shares of the Fund distributed to them by virtue of such an account or relationship, or other persons acquiring Restricted shares when they were generally available to the public.

         The minimum initial investment is $1,000. Subsequent investments must be at least $100. The minimum initial investment is $750 for Dreyfus-sponsored Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non working spouse, Roth IRAs, SEP-IRAs and rollover IRAs) and 403(b)(7) Plans with only one participant and $500 for Dreyfus-sponsored Education IRAs, with no minimum on subsequent purchases. The initial investment must be accompanied by the Fund's Account Application. The Fund reserves the right to offer Fund shares without regard to minimum purchase requirements to employees participating in certain qualified or non-qualified employee benefit plans or other programs where contributions or account information can be transmitted in a manner and form acceptable to the Fund. The Fund reserves the right to vary further the initial and subsequent investment minimum requirements at any time.

         The Internal Revenue Code of 1986, as amended (the "Code") imposes various limitations on the amount that may be contributed annually to certain qualified or non-qualified employee benefit plans or other programs, including pension, profit-sharing and other deferred compensation plans, whether established by corporations, partnerships, non-profit entities or state and local governments ("Retirement Plans"). These limitations apply with respect to participants at the plan level and, therefore, do not directly affect the amount that may be invested in the Fund by a Retirement Plan. Participants and plan sponsors should consult their tax advisers for details.

         Fund shares are sold on a continuous basis. NAV per share is determined as of the close of trading on the floor of the New York Stock Exchange ("NYSE") (currently 4:00 p.m., New York time), on each day the NYSE is open for business. For purposes of determining NAV, options and futures contracts will be valued 15 minutes after the close of trading on the floor of the NYSE. NAV per share of each class is computed by dividing the value of the Fund's net assets represented by such class (i.e., the value of its assets less liabilities) by the total number of shares of such class outstanding. For further information regarding the methods employed in valuing the Fund's investments, see "Determination of Net Asset Value".

         If an order is received in proper form by the Transfer Agent or other entity authorized to receive orders on behalf of the Fund by the close of trading on the floor of the NYSE (currently 4:00 p.m., New York time) on a business day, Fund shares will be purchased at the public offering price determined as of the close of trading on the floor of the NYSE on that day. Otherwise, Fund shares will be purchased at the public offering price determined as of the close of trading on the floor of the NYSE on the next business day, except where shares are purchased through a dealer as provided below.

         Orders for the purchase of Fund shares received by dealers by the close of trading on the floor of the NYSE on any business day and transmitted to the Distributor or its designee by the close of its business day (normally 5:15 p.m., New York time) will be based on the public offering price per share determined as of the close of trading on the floor of the NYSE on that day. Otherwise, the orders will be based on the next determined public offering price. It is the dealers' responsibility to transmit orders so that they will be received by the Distributor or its designee before the close of its business day. For certain institutions that have entered into agreements with the Distributor, payment for the purchase of Fund shares may be transmitted, and must be received by the Transfer Agent, within three business days after the order is placed. If such payment is not received within three business days after the order is placed, the order may be canceled and the institution could be held liable for resulting fees and/or losses.

         Agents may receive different levels of compensation for selling different Classes of shares. Management understands that some Agents may impose certain conditions on their clients which are different from those described in the Fund's Prospectus, and, to the extent permitted by applicable regulatory authority, may charge their clients direct fees which would be in addition to any amounts which might be received under the Distribution and Service Plans. Each Agent has agreed to transmit to its clients a schedule of such fees. You should consult your Agent in this regard.

         The Distributor may pay dealers a fee of up to 0.5% of the amount invested through such dealers in Fund shares by employees participating in qualified or non-qualified employee benefit plans or other programs where (i) the employers or affiliated employers maintaining such plans or programs have a minimum of 250 employees eligible for participation in such plans or programs or
(ii) such plan's or program's aggregate investment in the Dreyfus Family of Funds or certain other products made available by the Distributor to such plans or programs exceeds $1,000,000 ("Eligible Benefit Plans"). Shares of funds in the Dreyfus Family of Funds then held by Eligible Benefit Plans will be aggregated to determine the fee payable. The Distributor reserves the right to cease paying these fees at any time. The Distributor will pay such fees from its own funds, other than amounts received from the Fund, including past profits or any other source available to it.

         Federal regulations require that you provide a certified taxpayer identification number ("TIN") upon opening or reopening an account. See the Fund's Account Application for further information concerning this requirement. Failure to furnish a certified TIN to the Fund could subject you to a $50 penalty imposed by the Internal Revenue Service.

         CLASS A SHARES. The public offering price for Class A shares is the NAV per share of that Class, plus, except for shareholders owning Investor shares of the Fund on January 15, 1998, a sales load as shown below:


                                            Total Sales Load as a %            Dealers' Reallowance
         Amount of Transaction              of Offering Price Per Share        as a % of Offering Price
         ---------------------              ---------------------------        ------------------------
         Less than $50,000                        5.75                                5.00
         $50,000 to less than $100,000            4.50                                3.75
         $100,000 to less than $250,000           3.50                                2.75
         $250,000 to less than $500,000           2.50                                2.25
         $500,000 to less than $1,000,000         2.00                                1.75
         $1,000,000 or more                       -0-                                 -0-


         SALES LOADS -- CLASS A. The scale of sales loads applies to purchases of Class A shares made by any "purchaser," which term includes an individual and/or spouse purchasing securities for his, her or their own account or for the account of any minor children, or a trustee or other fiduciary purchasing securities for a single trust estate or a single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Internal Revenue Code of 1986, as amended (the "Code")) although more than one beneficiary is involved; or a group of accounts established by or on behalf of the employees of an employer or affiliated employers pursuant to an employee benefit plan or other program (including accounts established pursuant to Sections 403(b), 408(k) and 457 of the Code); or an organized group which has been in existence for more than six months, provided that it is not organized for the purpose of buying redeemable securities of a registered investment company and provided that the purchases are made through a central administration or a single dealer, or by other means which result in economy of sales effort or expense.

         Set forth below is an example of the method of computing the offering price of the Fund's Class A shares. The example assumes a purchase of Class A shares of the Fund aggregating less than $50,000 subject to the schedule of sales charges set forth in the Fund's Prospectus at a price based upon the NAV of a Class A (Investor) share at the close of business on October 31, 1998:

         NAV per share                                                    $_____

         Per Share Sales Charge - 5.75% of offering price
           (6.10% of NAV per share)                                       $_____

         Per Share Offering Price to Public                               $_____

         Holders of Investor shares of the Fund as of January 15, 1998 may continue to purchase Class A shares of the Fund at NAV. However, investments by such holders in other funds advised by Dreyfus will be subject to any applicable front-end sales load. Omnibus accounts will be eligible to purchase Class A shares without a front-end sales load only on behalf of their customers who held Investor shares of the Fund through such omnibus account on January 15, 1998.

         There is no initial sale charge on purchases of $1,000,000 or more of Class A shares. However, if you purchase Class A shares without an initial sales charge as part of an investment of at least $1,000,000 and redeem all or a portion of those shares within one year of purchase, a contingent deferred sales charge ("CDSC") of 1.00% will be assessed at the time of redemption. The Distributor may pay Agents an amount up to 1% of the NAV of Class A shares purchased by their clients that are subject to a CDSC. The terms contained below under "Redemption of Shares - Contingent Deferred Sales Charge - Class B Shares" (other than the amount of the CDSC and time periods) and "Redemption of Shares Waiver of CDSC" are applicable to the Class A shares subject to a CDSC. Letter of Intent and Right of Accumulation apply to such purchases of Class A shares.

         Full-time employees of NASD member firms and full-time employees of other financial institutions which have entered into an agreement with the Distributor pertaining to the sale of Fund shares (or which otherwise have a brokerage related or clearing arrangement with an NASD member firm or financial institution with respect to the sale of Fund shares) may purchase Class A shares for themselves directly or pursuant to an employee benefit plan or other program, or for their spouses or minor children at NAV, provided that they have furnished the Distributor with such information as it may request from time to time in order to verify eligibility for this privilege. This privilege also applies to full-time employees of financial institutions affiliated with NASD member firms whose full-time employees are eligible to purchase Class A shares at NAV. In addition, Class A shares are offered at NAV to full-time or part-time employees of Dreyfus or any of its affiliates or subsidiaries, directors of Dreyfus, Board members of a fund advised by Dreyfus, including members of the Company's Board, or the spouse or minor child of any of the foregoing.

         Class A shares are offered at NAV without a sales load to employees participating in Eligible Benefit Plans. Class A shares also may be purchased (including by exchange) at NAV without a sales load for Dreyfus-sponsored IRA "Rollover Accounts" with the distribution proceeds from a qualified retirement plan or a Dreyfus-sponsored 403(b)(7) plan, provided that, at the time of such distribution, such qualified retirement plan or Dreyfus-sponsored 403(b)(7) plan
(a) met the requirements of an Eligible Benefit Plan and all or a portion of such plan's assets were invested in funds in the Dreyfus Premier Family of Funds or the Dreyfus Family of Funds or certain other products made available by the Distributor to such plans, or (b) invested all of its assets in certain funds in the Dreyfus Premier Family of Funds or the Dreyfus Family of Funds or certain other products made available by the Distributor to such plans.

         Class A shares may be purchased at NAV through certain broker-dealers and other financial institutions which have entered into an agreement with the Distributor, which includes a requirement that such shares be sold for the benefit of clients participating in a "wrap account" or a similar program under which such clients pay a fee to such broker-dealer or other financial institution.

         Class A shares also may be purchased at NAV, subject to appropriate documentation, through a broker-dealer or other financial institution with the proceeds from the redemption of shares of a registered open-end management investment company not managed by Dreyfus or its affiliates. The purchase of Class A shares of the Fund must be made within 60 days of such redemption and the shareholder must have either (i) paid an initial sales charge or a CDSC or

(ii) been obligated to pay at any time during the holding period, but did not actually pay on redemption, a deferred sales charge with respect to such redeemed shares.

         Class A shares also may be purchased at NAV, subject to appropriate documentation, by (i) qualified separate accounts maintained by an insurance company pursuant to the laws of any State or territory of the United States,
(ii) a State, county or city or intrumentality thereof, (iii) a charitable organization (as defined in Section 501(c)(3) of the Code) investing $50,000 or more in Fund shares, and (iv) a charitable remainder trust (as defined in Section 501(c)(3) of the Code).

         The dealer reallowance may be changed from time to time but will remain the same for all dealers. The Distributor, at its own expense, may provide additional promotional incentives to dealers that sell shares of funds advised by Dreyfus which are sold with a sales load, such as Class A shares. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of such shares. Dealers receive a larger percentage of the sales load from the Distributor than they receive for selling most other funds.

         CLASS B SHARES. The public offering price for Class B shares is the NAV per share of that Class. No initial sales charge is imposed at the time of purchase. A CDSC is imposed, however, on certain redemptions of Class B shares as described in the Fund's Prospectus. The Distributor compensates certain Agents for selling Class B shares at the time of purchase from the Distributor's own assets. The proceeds of the CDSC and the distribution fee, in part, are used to defray these expenses.

         Approximately six years after the date of purchase, Class B shares automatically will convert to Class A shares, based on the relative NAVs for shares of each such Class. Class B shares that have been acquired through the reinvestment of dividends and distributions will be converted on a pro rata basis together with other Class B shares, in the proportion that a shareholder's Class B shares converting to Class A shares bears to the total Class B shares not acquired through the reinvestment of dividends and distributions.

         CLASS C SHARES. The public offering price for Class C shares is the NAV per share of that Class. No initial sales charge is imposed at the time of purchase. A CDSC is imposed, however, on redemptions of Class C shares made within the first year of purchase. See "Class B Shares" above and "How to Redeem Shares."

         CLASS R SHARES. The public offering for Class R shares is the NAV per share of that Class.

         RIGHT OF ACCUMULATION--CLASS A SHARES. Reduced sales loads apply to any purchase of Class A shares, shares of other funds in the Dreyfus Premier Family of Funds, shares of certain other funds advised by Dreyfus which are sold with a sales load and shares acquired by a previous exchange of such shares
(hereinafter referred to as "Eligible Funds"), by you and any related "purchaser" as defined above, where the aggregate investment, including such purchase, is $50,000 or more. If, for example, you previously purchased and still hold Class A shares of the Fund, or shares of any other Eligible Fund or combination thereof, with an aggregate current market value of $40,000 and subsequently purchase Class A shares of the Fund or shares of an Eligible Fund having a current value of $20,000, the sales load applicable to the subsequent purchase would be reduced to 4.5% of the offering price. All present holdings of Eligible Funds may be combined to determine the current offering price of the aggregate investment in ascertaining the sales load applicable to each subsequent purchase.

         To qualify for reduced sales loads, at the time of purchase you or your Agent must notify the Distributor if orders are made by wire, or the Transfer Agent if orders are made by mail. The reduced sales load is subject to confirmation of your holdings through a check of appropriate records.

         TELETRANSFER PRIVILEGE. You may purchase Fund shares by telephone through the TeleTransfer Privilege if you have checked the appropriate box and supplied the necessary information on the Account Application or have filed a Shareholder Services Form with the Transfer Agent. The proceeds will be transferred between the bank account designated in one of these documents and your Fund account. Only a bank account maintained in a domestic financial institution that is an Automated Clearing House ("ACH") member may be so designated. TeleTransfer purchase orders may be made at any time. Purchase orders received by 4:00 p.m., New York time, on any business day that the Transfer Agent and the NYSE are open for business will be credited to the shareholder's Fund account on the next bank business day following such purchase order. Purchase orders made after 4:00 p.m., New York time, on any business day the Transfer Agent and the NYSE are open for business, or orders made on Saturday, Sunday or any Fund holiday (e.g., when the NYSE is not open for business), will be credited to the shareholder's Fund account on the second bank business day following such purchase order. To qualify to use the TeleTransfer Privilege, the initial payment for purchase of Fund shares must be drawn on, and redemption proceeds paid to, the same bank and account as are designated on the Account Application or Shareholder Services Form on file. If the proceeds of a particular redemption are to be wired to an account at any other bank, the request must be in writing and signature-guaranteed. See "Redemption of Shares - TeleTransfer Privilege." The Fund may modify or terminate this Privilege at any time or charge a service fee upon notice to shareholders. No such fee currently is contemplated.

         REOPENING AN ACCOUNT. An investor may reopen an account with a minimum investment of $100 without filing a new Account Application during the calendar year the account is closed or during the following calendar year, provided the information on the old Account Application is still applicable.

         IN-KIND PURCHASES. If the following conditions are satisfied, the Fund may at its discretion, permit the purchase of shares through an "in-kind" exchange of securities. Any securities exchanged must meet the investment objective, policies and limitations of the Fund, must have a readily ascertainable market value, must be liquid and must not be subject to restrictions on resale. The market value of any securities exchanged, plus any cash, must be at least equal to $25,000. Shares purchased in exchange for securities generally cannot be redeemed for fifteen days following the exchange in order to allow time for the transfer to settle.

         The basis of the exchange will depend upon the relative net asset values of the shares purchased and securities exchanged. Securities accepted by the Fund will be valued in the same manner as the Fund values its assets. Any interest earned on the securities following their delivery to the Fund and prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities become the property of the Fund, along with the securities. For further information about "in-kind" purchases, call 1-800-554-4611.

         SHARE CERTIFICATES. Share certificates are issued upon written request only. No certificates are issued for fractional shares.

                         DISTRIBUTION AND SERVICE PLANS

         THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION IN THE FUND'S PROSPECTUS ENTITLED "YOUR INVESTMENT."

         Class A, Class B and Class C shares are subject to annual fees for distribution and shareholder services.

         The SEC has adopted Rule 12b-1 under the 1940 Act (the "Rule") regulating the circumstances under which investment companies such as the Company may, directly or indirectly, bear the expenses of distributing their shares. The Rule defines distribution expenses to include expenditures for "any activity which is primarily intended to result in the sale of fund shares." The Rule, among other things, provides that an investment company may bear such expenses only pursuant to a plan adopted in accordance with the Rule.

         DISTRIBUTION PLAN--CLASS A SHARES. The Company has adopted a Distribution Plan pursuant to the Rule with respect to the Class A shares of the Fund ("Class A Plan"), whereby Class A shares of the Fund may spend annually up to 0.25% of the average of its net assets to compensate Dreyfus Service Corporation, an affiliate of Dreyfus, for shareholder servicing activities and the Distributor for shareholder servicing activities and expenses primarily intended to result in the sale of Class A shares of the Fund. The Class A Plan allows the Distributor to make payments from the Rule 12b-1 fees it collects from the Fund to compensate Agents that have entered into Selling Agreements ("Agreements") with the Distributor. Under the Agreements, the Agents are obligated to provide distribution related services with regard to the Fund and/or shareholder services to the Agent's clients that own Class A shares of the Fund.

         The Class A Plan provides that a report of the amounts expended under the Class A Plan, and the purposes for which such expenditures were incurred, must be made to the Company's Directors for their review at least quarterly. In addition, the Class A Plan provides that it may not be amended to increase materially the costs which the Fund may bear for distribution pursuant to the Class A Plan without approval of the Fund's shareholders, and that other material amendments of the Class A Plan must be approved by the vote of a majority of the Directors and of the Directors who are not "interested persons" (as defined in the 1940 Act) of the Company or the Distributor and who do not have any direct or indirect financial interest in the operation of the Class A Plan, cast in person at a meeting called for the purpose of considering such amendments. The Class A Plan is subject to annual approval by the entire Board of Directors and by the Directors who are neither interested persons nor have any direct or indirect financial interest in the operation of the Class A Plan, by vote cast in person at a meeting called for the purpose of voting on the Class A Plan. The Class A Plan was so approved by the Directors at a meeting held on , 1999. The Class A Plan is terminable, as to the Fund's Class A shares, at any time by vote of a majority of the Directors who are not interested persons and have no direct or indirect financial interest in the operation of the Class A Plan or by vote of the holders of a majority of the outstanding shares of such class of the Fund.

         DISTRIBUTION AND SERVICE PLANS -- CLASS B AND CLASS C SHARES. In addition to the above described current Class A Plan for Class A shares, the Board of Directors has adopted a Service Plan (the "Service Plan") under the Rule for Class B and Class C shares, pursuant to which the Fund pays the Distributor and Dreyfus Service Corporation a fee at the annual rate of 0.25% of the value of the average daily net assets of Class B and Class C shares for the provision of certain services to the holders of Class B and Class C shares. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and providing services related to the maintenance of such shareholder accounts. With regard to such services, each Agent is required to disclose to its clients any compensation payable to it by the Fund and any other compensation payable by its clients in connection with the investment of their assets in Class B and Class C shares. The Distributor may pay one or more Agents in respect of services for these Classes of shares. The Distributor determines the amounts, if any, to be paid to Agents under the Service Plan and the basis on which such payments are made. The Company's Board of Directors has also adopted a Distribution Plan pursuant to the Rule with respect to Class B and Class C shares (the "Distribution Plan") pursuant to which the Fund pays the Distributor for distributing the Fund's Class B and Class C shares at an aggregate annual rate of 0.75% of the value of the average daily net assets of Class B and Class C shares. The Company's Board of Directors believes that there is a reasonable likelihood that the Distribution and Service Plans (the "Plans") will benefit the Fund and the holders of Class B and Class C shares.

         A quarterly report of the amounts expended under each Plan, and the purposes for which such expenditures were incurred, must be made to the Directors for their review. In addition, each Plan provides that it may not be amended to increase materially the cost which holders of Class B or Class C shares may bear pursuant to the Plan without the approval of the holders of such Classes and that other material amendments of the Plan must be approved by the Board of Directors and by the Directors who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Plan or in any agreements entered into in connection with the Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. Each Plan is subject to annual approval by such vote of the Directors cast in person at a meeting called for the purpose of voting on the Plan. Each Plan was so approved by the Directors at a meeting held on , 1999. Each Plan may be terminated at any time by vote of a majority of the Directors who are not interested persons and have no direct or indirect financial interest in the operation of the Plan or in any agreements entered into in connection with the Plan or by vote of the holders of a majority of Class B and Class C shares.

         An Agent entitled to receive compensation for selling and servicing the Fund's shares may receive different compensation with respect to one Class of shares over another. Potential investors should read this Statement of Additional Information in light of the terms governing Agreements with their Agents. The fees payable under the Distribution and Service Plans are payable without regard to actual expenses incurred. The Fund and the Distributor may suspend or reduce payments under the Distribution and Service Plans at any time, and payments are subject to the continuation of the Fund's Plans and the Agreements described above. From time to time, the Agents, the Distributor and the Fund may voluntarily agree to reduce the maximum fees payable under the Plans.

         For the fiscal year ended October 31, 1998, the Fund paid the Distributor and Dreyfus Service Corporation $____ and $______, respectively, pursuant to the Class A Plan. For the fiscal year ended October 31, 1998, the Fund paid the Distributor $______ and $______, pursuant to the Plan with respect to Class B and Class C shares, respectively, and paid the Distributor and Dreyfus Service Corporation $_____ and $______, respectively, pursuant to the Service Plan with respect to Class B shares and $_____ and $______ respectively, pursuant to the Service Plan with respect to Class C shares.


                              REDEMPTION OF SHARES

         The following information supplements and should be read in conjunction with the section in the Fund's Prospectus entitled "Account Policies," "Services For Fund Investors," "Instructions for Regular Accounts" and "Instructions for IRAs."

         GENERAL. If you hold Fund shares of more than one Class, any request for redemption must specify the Class of shares being redeemed. If you fail to specify the Class of shares to be redeemed or if you own fewer shares of the Class than specified to be redeemed, the redemption request may be delayed until the Transfer Agent receives further instructions from you or your Agent.

         The Fund imposes no charges (other than any applicable CDSC) when shares are redeemed. Agents may charge their clients a nominal fee for effecting redemptions of Fund shares. Any certificates representing Fund shares being redeemed must be submitted with the redemption request. The value of the shares redeemed may be more or less than their original cost, depending upon the Fund's then-current NAV.

         PROCEDURES. You may redeem Fund shares by using the regular redemption procedure through the Transfer Agent, or through the Telephone Redemption Privilege, which is granted automatically unless you specifically refuse it by checking the applicable "No" box on the Account Application. The Telephone Redemption Privilege may be established for an existing account by a separate signed Shareholder Services Form or by oral request from any of the authorized signatories on the account by calling 1-800-554-4611. You also may redeem shares through the Wire Redemption Privilege or the TeleTransfer Privilege if you have checked the appropriate box and supplied the necessary information on the Account Application or have filed a Shareholders Services Form with the Transfer Agent. If you are a client of certain Agents ("Selected Dealers"), you can also redeem Fund shares through the Selected Dealer. Other redemption procedures may be in effect for clients of certain Agents and institutions. The Fund makes available to certain large institutions the ability to issue redemption instructions through compatible computer facilities. The Fund reserves the right to refuse any request made by telephone, including requests made shortly after a change of address, and may limit the amount involved or the number of such requests. The Fund may modify or terminate any redemption privilege at any time or charge a service fee upon notice to shareholders. No such fee currently is contemplated. Shares held under Keogh Plans, IRAs, or other retirement plans, and shares for which certificates have been issued, are not eligible for the Wire Redemption, Telephone Redemption or TeleTransfer Privilege.

         The Telephone Redemption Privilege or Telephone Exchange Privilege authorizes the Transfer Agent to act on telephone instructions (including The Dreyfus Touch(R) automated telephone system) from any person representing himself or herself to be you, or a representative of your Agent, and reasonably believed by the Transfer Agent to be genuine. The Fund will require the Transfer Agent to employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine and, if it does not follow such procedures, the Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions. Neither the Fund nor the Transfer Agent will be liable for following telephone instructions reasonably believed to be genuine.

         During times of drastic economic or market conditions, you may experience difficulty in contacting the Transfer Agent by telephone to request a redemption or an exchange of Fund shares. In such cases, you should consider using the other redemption procedures described herein. Use of these other redemption procedures may result in your redemption request being processed at a later time than it would have been if telephone redemption had been used. During the delay, the Fund's NAV may fluctuate.

         REDEMPTION THROUGH A SELECTED DEALER. Customers of Selected Dealers may make redemption requests to their Selected Dealer. If the Selected Dealer transmits the redemption request so that it is received by the Transfer Agent prior to the close of trading on the floor of the NYSE (currently 4:00 p.m., New York time), the redemption request will be effective on that day. If a redemption request is received by the Transfer Agent after the close of trading on the floor of the NYSE, the redemption request will be effective on the next business day. It is the responsibility of the Selected Dealer to transmit a request so that it is received in a timely manner. The proceeds of the redemption are credited to your account with the Selected Dealer.

         In addition, the Distributor or its designee will accept orders from Selected Dealers with which the Distributor has sales agreements for the repurchase of Fund shares held by shareholders. Repurchase orders received by dealers by the close of trading on the floor of the NYSE on any business day and transmitted to the Distributor or its designee prior to the close of its business day (normally 5:15 p.m., New York time) are effected at the price determined as of the close of trading on the floor of the NYSE on that day. Otherwise, the Fund shares will be redeemed at the next determined NAV. It is the responsibility of the Selected Dealer to transmit orders on a timely basis. The Selected Dealer may charge the shareholder a fee for executing the order. This repurchase arrangement is discretionary and may be withdrawn at any time.

         REINVESTMENT PRIVILEGE. Upon written request, you may reinvest up to the number of Class A or Class B shares you have redeemed, within 45 days of redemption, at the then-prevailing NAV without a sales load, or reinstate your account for the purpose of exercising Fund Exchanges. Upon reinstatement, with respect to Class B shares, or Class A shares if such shares were subject to a CDSC, your account will be credited with an amount equal to the CDSC previously paid upon redemption of the Class A or Class B shares reinvested. The Reinvestment Privilege may be exercised only once.

         WIRE REDEMPTION PRIVILEGE. By using this Privilege, the investor authorizes the Transfer Agent to act on wire, telephone, or letter redemption instructions from any person representing himself or herself to be the investor, or a representative of the investor's Agent, and reasonably believed by the Transfer Agent to be genuine. Ordinarily, the Fund will initiate payment for shares redeemed pursuant to this Privilege on the next business day after receipt by the Transfer Agent of the redemption request in proper form. Redemption proceeds ($1,000 minimum), will be transferred by Federal Reserve wire only to the commercial bank account specified by the investor on the Account Application or Shareholder Services Form, or a correspondent bank if the investor's bank is not a member of the Federal Reserve System. Holders of jointly registered Fund or bank accounts may have redemption proceeds of only up to $250,000 wired within any 30-day period. Fees ordinarily are imposed by such bank and usually are borne by the investor. Immediate notification by the correspondent bank to the investor's bank is necessary to avoid a delay in crediting the funds to the investor's bank account.

         Investors with access to telegraphic equipment may wire redemption requests to the Transfer Agent by employing the following transmittal code which may be used for domestic or overseas transmissions:

                                                              Transfer Agent's
                  Transmittal Code                            Answer Back Sign
                  ----------------                            ----------------

                      144295                                  144295 TSSG PREP

         Investors who do not have direct access to telegraphic equipment may have the wire transmitted by contacting a TRT Cables operator at 1-800-654-7171, toll free. Investors should advise the operator that the above transmittal code must be used and should also inform the operator of the Transfer Agent's answer back sign.

         To change the commercial bank or account designated to receive redemption proceeds, a written request must be sent to the Transfer Agent. This request must be signed by each shareholder, with each signature guaranteed as described below under "Stock Certificates; Signatures."

         TELETRANSFER PRIVILEGE. You may request by telephone that redemption proceeds (minimum $500 per day) be transferred between your Fund account and your bank account. Only a bank account maintained in a domestic financial institution which is an ACH member may be designated. Redemption proceeds will be on deposit in your account at an ACH member bank ordinarily two days after receipt of the redemption request. Investors should be aware that if they have selected the TeleTransfer Privilege, any request for a TeleTransfer transaction will be effected through the ACH system unless more prompt transmittal specifically is requested. Holders of jointly registered Fund or bank accounts may redeem through the TeleTransfer Privilege for transfer to their bank account only up to $250,000 within any 30-day period. See "Purchase of Shares--TeleTransfer Privilege."

         STOCK CERTIFICATES; SIGNATURES. Any certificates representing Fund shares to be redeemed must be submitted with the redemption request. Written redemption requests must be signed by each shareholder, including each holder of a joint account, and each signature must be guaranteed. Signatures on endorsed certificates submitted for redemption also must be guaranteed. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the NYSE Medallion Signature Program, the Securities Transfer Agents Medallion Program ("STAMP") and the Stock Exchanges Medallion Program. Guarantees must be signed by an authorized signatory of the guarantor and "Signature-Guaranteed" must appear with the signature. The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees or guardians, and may accept other suitable verification arrangements from foreign investors, such as consular verification. For more information with respect to signature-guarantees, please call one of the telephone numbers listed on the cover.

         REDEMPTION COMMITMENT. The Company has committed itself to pay in cash all redemption requests by any shareholder of record of the Fund, limited in amount during any 90 day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. In the case of requests for redemptions in excess of such amount, the Company's Board reserves the right to make payments in whole or in part in securities or other assets in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In such event, the securities would be valued in the same manner as the Fund's portfolio is valued. If the recipient sold such securities, brokerage charges might be incurred.

         SUSPENSION OF REDEMPTIONS. The right of redemption may be suspended or the date of payment postponed (a) during any period when the NYSE is closed
(other than customary weekend and holiday closings), (b) when trading in the markets the Fund ordinarily utilizes is restricted, or when an emergency exists as determined by the SEC so that disposal of the Fund's investments or determination of its NAV is not reasonably practicable, or (c) for such other periods as the SEC by order may permit to protect the Fund's shareholders.

         CONTINGENT DEFERRED SALES CHARGE - CLASS B SHARES. A CDSC payable to the Distributor is imposed on any redemption of Class B shares which reduces the current NAV of your Class B shares to an amount which is lower than the dollar amount of all payments by you for the purchase of Class B shares of the Fund held by you at the time of redemption. No CDSC will be imposed to the extent that the NAV of the Class B shares redeemed does not exceed (i) the current NAV of Class B shares acquired through reinvestment of dividends or other distributions, plus (ii) increases in the NAV of Class B shares above the dollar amount of all your payments for the purchase of Class B shares of the Fund held by you at the time of redemption.

         If the aggregate value of the Class B shares redeemed has declined below their original cost as a result of the Fund's performance, a CDSC may be applied to the then-current NAV rather than the purchase price.

         In circumstances where the CDSC is imposed, the amount of the charge will depend on the number of years from the time you purchased the Class B shares until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of any payment for the purchase of Class B shares, all payments during a month will be aggregated and deemed to have been made on the first day of the month.

         In determining whether a CDSC is applicable to a redemption, the calculation will be made in a manner that results in the lowest possible rate. It will be assumed that the redemption is made first of amounts representing shares acquired pursuant to the reinvestment of dividends and distributions; then of amounts representing the increase in NAV of Class B shares above the total amount of payments for the purchase of Class B shares made during the preceding six years; then of amounts representing the cost of shares purchased six years prior to the redemption; and finally, of amounts representing the cost of shares held for the longest period of time within the applicable six-year period.

         For example,  assume an investor  purchased 100 shares at $10 per share for a cost of $1,000. Subsequently, the shareholder acquired five additional shares through dividend reinvestment. During the second year after the purchase the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption the NAV has appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The CDSC would not be applied to the value of the reinvested dividend shares and the amount which represents appreciation ($260). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4% (the applicable rate in the second year after purchase) for a total CDSC of $9.60.

         For purposes of determining the applicable CDSC payable with respect to redemption of Class B shares of the Fund where such shares were acquired through exchange of Class B shares of another fund advised by Dreyfus, the year since purchase payment was made is based on the date of purchase of the original Class B shares of the fund exchanged.

         CONTINGENT DEFERRED SALES CHARGE - CLASS C SHARES. A CDSC of 1% payable to the Distributor is imposed on any redemption of Class C shares within one year of the date of purchase. The basis for calculating the payment of any such CDSC will be the method used in calculating the CDSC for Class B shares. See "Contingent Deferred Sales Charge - Class B Shares" above.

         WAIVER OF CDSC. The CDSC will be waived in connection with (a) redemptions made within one year after the death or disability, as defined in
Section 72(m)(7) of the Code, of the shareholder, (b) redemptions by employees participating in Eligible Benefit Plans, (c) redemptions as a result of a combination of any investment company with the Fund by merger, acquisition of assets or otherwise, (d) a distribution following retirement under a tax-deferred retirement plan or upon attaining age 70 1/2 in the case of an IRA or Keogh plan or custodial account pursuant to Section 403(b) of the Code, and
(e) redemptions pursuant to the Automatic Withdrawal Plan, as described below. If the Company's Board determines to discontinue the waiver of the CDSC, the disclosure herein will be revised appropriately. Any Fund shares subject to a CDSC which were purchased prior to the termination of such waiver will have the CDSC waived as provided in the Prospectus or this Statement of Additional Information at the time of the purchase of such shares.

         To qualify for a waiver of the CDSC, at the time of redemption you must notify the Transfer Agent or your Agent must notify the Distributor. Any such qualification is subject to confirmation of your entitlement.

                              SHAREHOLDER SERVICES

         THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTIONS IN THE FUND'S PROSPECTUS ENTITLED "ACCOUNT POLICIES" AND "SERVICES FOR FUND INVESTORS."

         FUND EXCHANGES. Shares of any Class of the Fund may be exchanged for shares of the respective Class of certain other funds advised or administered by Dreyfus. Shares of the same Class of such other funds purchased by exchange will be purchased on the basis of relative NAV per share as follows:

                  A. Exchanges for shares of funds that are offered without a sales load will be made without a sales load.

                  B. Shares of funds purchased without a sales load may be exchanged for shares of other funds sold with a sales load, and the applicable sales load will be deducted.

                  C. Shares of funds purchased with a sales load may be exchanged without a sales load for shares of other funds sold without a sales load.

                  D. Shares of funds purchased with a sales load, shares of funds acquired by a previous exchange from shares purchased with a sales load and additional shares acquired through reinvestment of dividends or other distributions of any such funds (collectively referred to herein as "Purchased Shares") may be exchanged for shares of other funds sold with a sales load (referred to herein as "Offered Shares"), provided that, if the sales load applicable to the Offered Shares exceeds the maximum sales load that could have been imposed in connection with the Purchased Shares (at the time the Purchased Shares were acquired), without giving effect to any reduced loads, the difference will be deducted.

                  E. Shares of funds subject to a CDSC that are exchanged for shares of another fund will be subject to the higher applicable CDSC of the two funds and, for purposes of calculating CDSC rates and conversion periods, if any, will be deemed to have been held since the date the shares being exchanged were initially purchased.

         To accomplish an exchange under item D above, an investor's Agent must notify the Transfer Agent of the investor's prior ownership of shares with a sales load and the investor's account number. Any such exchange is subject to confirmation of an investor's holdings through a check of appropriate records.

         You also may exchange your Fund shares that are subject to a CDSC for shares of Dreyfus Worldwide Dollar Money Market Fund, Inc. The shares so purchased will be held in a special account created solely for this purpose ("Exchange Account"). Exchanges of shares from an Exchange Account only can be made into certain other funds managed or administered by Dreyfus. No CDSC is charged when an investor exchanges into an Exchange Account; however, the applicable CDSC will be imposed when shares are redeemed from an Exchange Account or other applicable Fund account. Upon redemption, the applicable CDSC will be calculated without regard to the time such shares were held in an Exchange Account. See "Redemption of Shares." Redemption proceeds for Exchange Account shares are paid by Federal wire or check only. Exchange Account shares also are eligible for the Auto-Exchange Privilege, Dividend Sweep and the Automatic Withdrawal Plan.

         To request an exchange, an investor or an investor's Agent acting on the investor's behalf must give exchange instructions to the Transfer Agent in writing or by telephone. The ability to issue exchange instructions by telephone is given to all Fund shareholders automatically unless the investor checks the applicable "No" box on the Account Application, indicating that the investor specifically refuses this privilege. The Telephone Exchange Privilege may be established for an existing account by written request signed by all shareholders on the account, by a separate signed Shareholder Services Form, available by calling 1-800-554-4611, or by oral request from any of the authorized signatories on the account, also by calling 1-800-554-4611. By using the Telephone Exchange Privilege, the investor authorizes the Transfer Agent to act on telephonic instructions (including over The Dreyfus Touch(R) automated telephone system) from any person representing himself or herself to be the investor or a representative of the investor's Agent, and reasonably believed by the Transfer Agent to be genuine. Telephone exchanges may be subject to limitations as to the amount involved or the number of telephone exchanges permitted. Shares issued in certificate form are not eligible for telephone exchange. No fees currently are charged shareholders directly in connection with exchanges, although the Fund reserves the right, upon not less than 60 days' written notice, to charge shareholders a nominal fee in accordance with rules promulgated by the SEC.

         Exchanges of Class R shares held by a Retirement Plan may be made only between the investor's Retirement Plan account in one fund and such investor's Retirement Plan account in another fund.

         To establish a personal retirement plan by exchange, shares of the fund being exchanged must have a value of at least the minimum initial investment required for the fund into which the exchange is being made.

         DREYFUS AUTO-EXCHANGE PRIVILEGE. The Dreyfus Auto-Exchange Privilege permits an investor to regularly purchase (on a semi-monthly, monthly, quarterly or annual basis), in exchange for shares of the Fund, shares of the same Class of certain other funds in the Dreyfus Premier Family of Funds or the Dreyfus Family of Funds of which the investor is a shareholder. The amount the investor designates, which can be expressed either in terms of a specific dollar or share amount ($100 minimum), will be exchanged automatically on the first and/or fifteenth day of the month according to the schedule the investor has selected. This Privilege is available only for existing accounts. With respect to Class R shares held by a Retirement Plan, exchanges may be made only between the investor's Retirement Plan account in one fund and such investor's Retirement Plan account in another fund. Shares will be exchanged on the basis of relative NAV as described above under "Fund Exchanges." Enrollment in or modification or cancellation of this Privilege is effective three business days following notification by the investor. An investor will be notified if the investor's account falls below the amount designated to be exchanged under this Privilege. In this case, an investor's account will fall to zero unless additional investments are made in excess of the designated amount prior to the next Auto-Exchange transaction. Shares held under IRAs and other retirement plans are eligible for this Privilege. Exchanges of IRA shares may be made between IRA accounts and from regular accounts to IRA accounts, but not from IRA accounts to regular accounts. With respect to all other retirement accounts, exchanges may be made only among those accounts.

         The right to exercise this Privilege may be modified or canceled by the Fund or the Transfer Agent. You may modify or cancel your exercise of this Privilege at any time by mailing written notification to Dreyfus Premier Large Company Stock Fund, P.O. Box 6587, Providence, Rhode Island 02940-6587. The Fund may charge a service fee for the use of this Privilege. No such fee currently is contemplated. For more information concerning this Privilege and the funds in the Dreyfus Premier Family of Funds or the Dreyfus Family of Funds eligible to participate in this Privilege, or to obtain a Dreyfus Automatic Exchange Authorization Form, please call toll free 1-800-554-4611.

         Fund Exchanges and the Dreyfus Auto-Exchange Privilege are available to shareholders resident in any state in which shares of the fund being acquired may legally be sold. Shares may be exchanged only between accounts having identical names and other identifying designations. The exchange of shares of one fund for shares of another is treated for Federal income tax purposes as a sale of the shares given in exchange and, therefore, an exchanging shareholder (other than a tax-exempt Retirement Plan) may realize a taxable gain or loss.

         Shareholder Services Forms and prospectuses of the other funds may be obtained by calling 1-800-554-4611. The Fund reserves the right to reject any exchange request in whole or in part. The Fund Exchange service or the Dreyfus Auto-Exchange Privilege may be modified or terminated at any time upon notice to shareholders.

         DREYFUS-AUTOMATIC ASSET BUILDER(REGISTERED). Dreyfus Automatic Asset Builder permits you to purchase Fund shares (minimum of $100 and maximum of $150,000 per transaction) at regular intervals selected by you. Fund shares are purchased by transferring funds from the bank account designated by you. Only an account maintained at a domestic financial institution which is an ACH member may be so designated. To establish a Dreyfus-Automatic Asset Builder account, you must file an authorization form with the Transfer Agent. You may obtain the necessary authorization form by calling 1-800-554-4611. You may cancel your participation in this Privilege or change the amount of purchase at any time by mailing written notification to Dreyfus Premier Large Company Stock Fund, P.O. Box 6587, Providence, Rhode Island 02940-6587 and the notification will be effective three business days following receipt. The Fund may modify or terminate this Privilege at any time or charge a service fee. No such fee currently is contemplated.

         AUTOMATIC WITHDRAWAL PLAN. The Automatic Withdrawal Plan permits an investor with a $5,000 minimum account to request withdrawal of a specified dollar amount (minimum of $50) on either a monthly or quarterly basis. Withdrawal payments are the proceeds from sales of Fund shares, not the yield on the shares. If withdrawal payments exceed reinvested dividends and other distributions, the investor's shares will be reduced and eventually may be depleted. An Automatic Withdrawal Plan may be established by filing an Automatic Withdrawal Plan application with the Transfer Agent or by oral request from any of the authorized signatories on the account by calling 1-800-554-4611. Automatic Withdrawal may be terminated at any time by the investor, the Fund or the Transfer Agent. Shares for which certificates have been issued may not be redeemed through the Automatic Withdrawal Plan.

         Particular Retirement Plans, including Dreyfus-sponsored Retirement Plans, may permit certain participants to establish an automatic withdrawal plan from such Retirement Plans. Participants should consult their Retirement Plan sponsor and tax adviser for details. Such a withdrawal plan is different from the Automatic Withdrawal Plan.

         No CDSC with respect to Class B shares will be imposed on withdrawals made under the Automatic Withdrawal Plan, provided that the amounts withdrawn under the plan do not exceed on an annual basis 12% of the account value at the time the shareholder elects to participate in the Automatic Withdrawal Plan. Withdrawals with respect to Class B shares under the Automatic Withdrawal Plan that exceed on an annual basis 12% of the value of the shareholder's account will be subject to a CDSC on the amounts exceeding 12% of the initial account value. Class C shares, and Class A shares to which a CDSC applies, that are withdrawn pursuant to the Automatic Withdrawal Plan will be subject to any applicable CDSC. Purchases of additional Class A shares where the sales load is imposed concurrently with withdrawals of Class A shares generally are undesirable.

         DIVIDEND OPTIONS. Dreyfus Dividend Sweep allows investors to invest automatically their dividends or dividends and other distributions, if any, from the Fund in shares of the same Class of certain other funds in the Dreyfus Premier Family of Funds or the Dreyfus Family of Funds of which the investor is a shareholder. Shares of the same Class of other funds purchased pursuant to this Privilege will be purchased on the basis of relative NAV per share as follows:

                  A. Dividends and other distributions paid by a fund may be invested without imposition of a sales load in shares of other funds that are offered without a sales load.

                  B. Dividends and other distributions paid by a fund which does not charge a sales load may be invested in shares of other funds sold with a sales load, and the applicable sales load will be deducted.

                  C. Dividends and other distributions paid by a fund which charges a sales load may be invested in shares of other funds sold with a sales load (referred to herein as "Offered Shares"), provided that, if the sales load applicable to the Offered Shares exceeds the maximum sales load charged by the fund from which dividends or other distributions are being swept, without giving effect to any reduced loads, the difference will be deducted.

                  D. Dividends and other distributions paid by a fund may be invested in shares of other funds that impose a CDSC and the applicable CDSC, if any, will be imposed upon redemption of such shares.

         Dreyfus Dividend ACH permits you to transfer electronically dividends or dividends and capital gain distributions, if any, from the Fund to a designated bank account. Only an account maintained at a domestic financial institution which is an ACH member may be so designated. Banks may charge a fee for this service.

         For more information concerning these Privileges, or to request a Dividend Options Form, please call toll free 1-800-554-4611. You may cancel these Privileges by mailing written notification to Dreyfus Premier Large Company Stock Fund, P.O. Box 6587, Providence, Rhode Island 02940-6587. To select a new fund after cancellation, you must submit a new Dividend Options Form. Enrollment in or cancellation of these privileges is effective three business days following receipt. These privileges are available only for existing accounts and may not be used to open new accounts. Minimum subsequent investments do not apply for Dreyfus Dividend Sweep. The Fund may modify or terminate these privileges at any time or charge a service fee. No such fee currently is contemplated. Shares held under Keogh Plans, IRAs or other retirement plans are not eligible for Dreyfus Dividend Sweep.

         DREYFUS GOVERNMENT DIRECT DEPOSIT PRIVILEGE. Dreyfus Government Direct Deposit Privilege enables you to purchase Fund shares (minimum of $100 and maximum of $50,000 per transaction) by having Federal salary, Social Security or certain veterans', military or other payments from the Federal government automatically deposited into your Fund account. You may deposit as much of such payments as you elect. You should consider whether Direct Deposit of your entire payment into a fund with fluctuating NAV, such as the Fund, may be appropriate for you. To enroll in Dreyfus Government Direct Deposit, you must file with the Transfer Agent a completed Direct Deposit Sign-Up Form for each type of payment that you desire to include in this Privilege. The appropriate form may be obtained from your Agent or by calling 1-800-554-4611. Death or legal incapacity will terminate your participation in this Privilege. You may elect at any time to terminate your participation by notifying in writing the appropriate Federal agency. Further, the Fund may terminate your participation upon 30 days' notice to you.

         DREYFUS PAYROLL SAVINGS PLAN. Dreyfus Payroll Savings Plan permits you to purchase Fund shares (minimum $100 per transaction) automatically on a regular basis. Depending upon your employer's direct deposit program, you may have part or all of your paycheck transferred to your existing Dreyfus account electronically through the ACH system at each pay period. To establish a Dreyfus Payroll Savings Plan account, you must file an authorization form with your employer's payroll department. Your employer must complete the reverse side of the form and return it to The Dreyfus Family of Funds, P.O. Box 9671, Providence, Rhode Island 02940-9671. You may obtain the necessary authorization form by calling 1-800-554-4611. You may change the amount of purchase or cancel the authorization only by written notification to your employer. It is the sole responsibility of your employer, not the Distributor, your Agent, Dreyfus, the Fund, the Transfer Agent or any other person, to arrange for transactions under the Dreyfus Payroll Savings Plan. The Fund may modify or terminate this Privilege at any time or charge a service fee. No such fee currently is contemplated. Shares held under Keogh Plans, IRAs or other retirement plans are not eligible for this Privilege.

         DREYFUS STEP PROGRAM. Holders of the Fund's Investor shares prior to January 16, 1998 who had enrolled in Dreyfus Step Program may continue to purchase shares of the same class (currently designated Class A shares) without regard to the Fund's minimum initial investment requirements through Dreyfus-Automatic Asset Builder(REGISTERED), Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan. Participation in this Program may be terminated by the shareholder at any time by discontinuing participation in Dreyfus-Automatic Asset Builder, Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan, as the case may be, as provided under the terms of such Privilege(s).The Fund reserves the right to redeem your account if you have terminated your participation in the Program and your account's NAV is $500 or less. See "Account Policies-General Policies" in the Fund's Prospectus. The Fund may modify or terminate this Program at any time. The Dreyfus Step Program is not available to open new accounts in any Class of the Fund.

         LETTER OF INTENT--CLASS A SHARES. By signing a Letter of Intent form, which can be obtained by calling 1-800-554-4611, you become eligible for the reduced sales load applicable to the total number of Eligible Fund shares purchased in a 13-month period pursuant to the terms and conditions set forth in the Letter of Intent. A minimum initial purchase of $5,000 is required. To compute the applicable sales load, the offering price of shares you hold (on the date of submission of the Letter of Intent) in any Eligible Fund that may be used toward "Right of Accumulation" benefits described above may be used as a credit toward completion of the Letter of Intent. However, the reduced sales load will be applied only to new purchases.

         The Transfer Agent will hold in escrow 5% of the amount indicated in the Letter of Intent for payment of a higher sales load if you do not purchase the full amount indicated in the Letter of Intent. The escrow will be released when you fulfill the terms of the Letter of Intent by purchasing the specified amount. If your purchases qualify for a further sales load reduction, the sales load will be adjusted to reflect your total purchase at the end of 13 months. If total purchases are less than the amount specified, you will be requested to remit an amount equal to the difference between the sales load actually paid and the sales load applicable to the aggregate purchases actually made. If such remittance is not received within 20 days, the Transfer Agent, as attorney-in-fact pursuant to the terms of the Letter of Intent, will redeem an appropriate number of Class A shares of the Fund held in escrow to realize the difference. Signing a Letter of Intent does not bind you to purchase, or the Fund to sell, the full amount indicated at the sales load in effect at the time of signing, but you must complete the intended purchase to obtain the reduced sales load. At the time you purchase Class A shares, you must indicate your intention to do so under a Letter of Intent. Purchases pursuant to a Letter of Intent will be made at the then-current NAV plus the applicable sales load in effect at the time such Letter of Intent was executed.

         RETIREMENT PLANS. The Fund makes available a variety of pension and profit-sharing plans, including Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, SEP-IRAs, rollover IRAs and Education IRAs), 401(k) Salary Reduction Plans and 403(b)(7) Plans. Plan support services also are available. You can obtain details on the various plans by calling the following numbers toll free: for Keogh Plans, please call 1-800-358-5566; for IRAs and IRA "Rollover Accounts," please call 1-800-554-4611; for SEP-IRAs, 401(k) Salary Reduction Plans and 403(b)(7) Plans, please call 1-800-322-7880.

         Investors who wish to purchase Fund shares in conjunction with a Keogh Plan, a 403(b)(7) Plan or an IRA, including a SEP-IRA, may request from the Distributor forms for adoption of such plans.

         The entity acting as custodian for Keogh Plans, 403(b)(7) Plans or IRAs may charge a fee, payment of which could require the liquidation of shares. All fees charged are described in the appropriate form.

         SHARES MAY BE PURCHASED IN CONNECTION WITH THESE PLANS ONLY BY DIRECT REMITTANCE TO THE ENTITY ACTING AS CUSTODIAN. PURCHASES FOR THESE PLANS MAY NOT BE MADE IN ADVANCE OF RECEIPT OF FUNDS.

         Each investor should read the prototype retirement plan and the appropriate form of custodial agreement for further details on eligibility, service fees and tax implications, and should consult a tax adviser.

                     ADDITIONAL INFORMATION ABOUT PURCHASES,
                            EXCHANGES AND REDEMPTIONS

         The Fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculation on short-term market movements. A pattern of frequent purchases and exchanges can be disruptive to efficient portfolio management and, consequently, can be detrimental to the Fund's performance and its shareholders. Accordingly, if the Fund's management determines that an investor is engaged in excessive trading, the Fund, with or without prior notice, may temporarily or permanently terminate the availability of Fund Exchanges, or reject in whole or part any purchase or exchange request, with respect to such investor's account. Such investors also may be barred from purchasing other funds in the Dreyfus Family of Funds. Generally, an investor who makes more than four exchanges out of the Fund during any calendar year (for calendar year 1998 beginning on January 15th) or who makes exchanges that appear to coincide with an active market-timing strategy may be deemed to be engaged in excessive trading. Accounts under common ownership or control will be considered as one account for purposes of determining a pattern of excessive trading. In addition, the Fund may refuse or restrict purchase or exchange requests by any person or group if, in the judgment of the Fund's management, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies or could otherwise be adversely affected or if the Fund receives or anticipates receiving simultaneous orders that may significantly affect the Fund (e.g., amounts equal to 1% or more of the Fund's total assets). If an exchange request is refused, the Fund will take no other action with respect to the shares until it receives further instructions from the investor. The Fund may delay forwarding redemption proceeds for up to seven days if the investor redeeming shares is engaged in excessive trading or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the Fund. The Fund's policy on excessive trading applies to investors who invest in the Fund directly or through financial intermediaries, but does not apply to the Dreyfus Auto-Exchange Privilege, to any automatic investment or withdrawal privilege described herein, or to non-IRA plan accounts.

         During times of drastic economic or market conditions, the Fund may suspend Fund Exchanges temporarily without notice and treat exchange requests based on their separate components - redemption orders with a simultaneous request to purchase the other fund's shares. In such a case, the redemption request would be processed at the Fund's next determined NAV but the purchase order would be effective only at the NAV next determined after the fund being purchased receives the proceeds of the redemption, which may result in the purchase being delayed.


                        DETERMINATION OF NET ASSET VALUE

         THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION IN THE FUND'S PROSPECTUS ENTITLED "ACCOUNT POLICIES."

         VALUATION OF PORTFOLIO SECURITIES. The Fund's securities are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Where market quotations are not readily available, the Fund's investments are valued based on fair value as determined in good faith by the Company's Board. Debt securities may be valued by an independent pricing service approved by the Company's Board and are valued at fair value as determined by the pricing service. Any assets or liabilities initially expressed in terms of foreign currency will be translated into U.S. dollars at the midpoint of the New York interbank market spot exchange rate as quoted on the day of such translation or, if no such rate is quoted on such date, such other quoted market exchange rate as may be determined to be appropriate by Dreyfus. If the Fund has to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of NAV may not take place contemporaneously with the determination of prices of certain of the Fund's securities. Short-term investments are carried at amortized cost, which approximates value. Expenses and fees, including the management fee, are accrued daily and taken into account for the purpose of determining the NAV of the Fund's shares.

         Restricted securities, as well as securities or other assets for which market quotations are not readily available or which are not valued by a pricing service approved by the Board of Directors, are valued at fair value as determined in good faith by the Board of Directors. The Board of Directors will review the method of valuation on a current basis. In making their good faith valuation of restricted securities, the Board of Directors generally will take the following factors into consideration: restricted securities which are, or are convertible into, securities of the same class of securities for which a public market exists usually will be valued at market value less the same percentage discount at which purchased. This discount will be revised periodically by the Board of Directors if it believes that the discount no longer reflects the value of the restricted securities. Restricted securities not of the same class as securities for which a public market exists usually will be valued initially at cost. Any subsequent adjustment from cost will be based upon considerations deemed relevant by the Board of Directors.

         NYSE CLOSINGS. The holidays (as observed) on which the NYSE is currently scheduled to be closed are: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


                    DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

         THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION IN THE FUND'S PROSPECTUS ENTITLED "DISTRIBUTIONS AND TAXES."

         GENERAL. The Fund declares and pays dividends from its net investment income, if any, four times yearly, and distributes net realized capital gains, if any, once a year, but it may make distributions on a more frequent basis to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act. The Fund will not make distributions from net realized capital gains unless all capital loss carryovers, if any, have been utilized or have expired. Investors other than qualified retirement plans may choose whether to receive dividends and other distributions in cash, to receive dividends in cash and reinvest other distributions in additional Fund shares at NAV, or to reinvest both dividends and other distributions in additional Fund shares at NAV; dividends and other distributions paid to qualified retirement plans are reinvested automatically in additional Fund shares at NAV. All expenses are accrued daily and deducted before declaration of dividends to investors. Dividends and other distributions paid by each Class are calculated at the same time and in the same manner and will be in the same amount, except that the expenses attributable solely to a particular Class are borne exclusively by that Class. Class B and Class C shares will receive lower per share dividends than Class A shares, which will in turn receive lower per share dividends than Class R shares, because of the higher expenses borne by the relevant Classes.

         It is expected that the Fund will qualify for treatment as a regulated investment company ("RIC") under the Code so long as such qualification is in the best interests of its shareholders. Such qualification will relieve the Fund of any liability for Federal income tax to the extent its earnings and realized gains are distributed in accordance with applicable provisions of the Code. To qualify for treatment as a RIC under the Code, the Fund -- which is treated as a separate corporation for federal tax purposes -- (1) must distribute to its shareholders each year at least 90% of its investment company taxable income (generally consisting of net investment income, net short-term capital gains and net gains from certain foreign currency transactions) (the "Distribution Requirement"), (2) must derive at least 90% of its annual gross income from specified sources (the "Income Requirement"), and (3) must meet certain asset diversification and other requirements. The term "regulated investment company" does not imply the supervision of management or investment practices or policies by any government agency.

         If you elect to receive dividends and distributions in cash, and your dividend or distribution check is returned to the Fund as undeliverable or remains uncashed for six months, the Fund reserves the right to reinvest such dividends or distributions and all future dividends and distributions payable to you in additional Fund shares at NAV. No interest will accrue on amounts represented by uncashed distributions or redemptions checks.

         Dividends derived from net investment income, together with distributions from net realized short-term capital gains and all or a portion of any gains realized from the sale or other disposition of certain market discount bonds (collectively, "dividend distributions"), paid by the Fund will be taxable to U.S. shareholders, including certain non-qualified retirement plans, as ordinary income to the extent of the Fund's earnings and profits, whether received in cash or reinvested in additional Fund shares. Distributions from net capital gain (the excess of net long-term capital gain over net short-term capital loss) are taxable to such shareholders as long-term capital gains regardless of how long the shareholders have held their Fund shares and whether such distributions are received in cash or reinvested in additional Fund shares. Dividends and other distributions also may be subject to state and local taxes.

         Dividend distributions paid by the Fund to a non-resident foreign investor generally are subject to U.S. withholding tax at the rate of 30%,unless the foreign investor claims the benefit of a lower rate specified in a tax treaty. Distributions from net capital gain paid by the Fund to a non-resident foreign investor, as well as the proceeds of any redemptions by such an investor, regardless of the extent to which gain or loss may be realized, generally are not subject to U.S. withholding tax. However, such distributions may be subject to backup withholding, as described below, unless the foreign investor certifies his or her non-U.S. residency status.

         Notice as to the tax status of your dividends and other distributions will be mailed to you annually. You also will receive periodic summaries of your account that will include information as to dividends and distributions from net capital gain, if any, paid during the year. The annual tax notice and periodic account summaries you receive designate the portions of capital gain distributions that are subject to (1) the 20% maximum rate of tax (10% for investors in the 15% marginal tax bracket) enacted by the Taxpayer Relief Act of 1997 ("Tax Act"), which applies to non-corporate taxpayers' net capital gain on securities and other capital assets held for more than 18 months, and (2) the 28% maximum tax rate, applicable to such gain on capital assets held for more than one year and up to 18 months (which, prior to enactment of the Tax Act, applied to all such gain on capital assets held for more than one year).

         The Code provides for the "carryover" of some or all of the sales load imposed on Class A shares if (1) a shareholder redeems those shares or exchanges those shares for shares of another fund advised or administered by Dreyfus within 90 days of purchase and (2) in the case of a redemption, acquires other Fund Class A shares through exercise of the Reinvestment Privilege or, in the case of an exchange, such other fund reduces or eliminates its otherwise applicable sales load for the purpose of the exchange. In these cases, the amount of the sales load charged on the purchase of the original Class A shares, up to the amount of the reduction of the sales load pursuant to the Reinvestment Privilege or on the exchange, as the case may be, is not included in the basis of such shares for purposes of computing gain or loss on the redemption or the exchange and instead is added to the basis of the shares acquired pursuant to the Reinvestment Privilege or the exchange.

         Dividends and other distributions paid by the Fund to qualified retirement plans ordinarily will not be subject to taxation until the proceeds are distributed from the retirement plans. The Fund will not report to the IRS distributions paid to such plans. Generally, distributions from qualified retirement plans, except those representing returns of non-deductible contributions thereto, will be taxable as ordinary income and, if made prior to the time the participant reaches age 59 1/2, generally will be subject to an additional tax equal to 10% of the taxable portion of the distribution. If the distribution from such a retirement plan (other than certain governmental or church plans) for any taxable year following the year in which the participant reaches age 70 1/2 is less than the "minimum required distribution" for that taxable year, an excise tax equal to 50% of the deficiency may be imposed by the IRS. The administrator, trustee or custodian of such a retirement plan will be responsible for reporting distributions from such plans to the IRS. Moreover, certain contributions to a qualified retirement plan in excess of the amounts permitted by law may be subject to an excise tax. If a distributee of an "eligible rollover distribution" from a qualified retirement plan does not elect to have the eligible rollover distribution paid directly from the plan to an eligible retirement plan in a "direct rollover," the eligible rollover distribution is subject to a 20% income tax withholding.

         The Fund must withhold and remit to the U.S. Treasury ("backup withholding") 31% of dividends, capital gain distributions and redemption proceeds, regardless of the extent to which gain or loss may be realized, paid to an individual or certain other non-corporate shareholders if such shareholder fails to certify that the TIN furnished to the Fund is correct. Backup withholding at that rate also is required from dividends and capital gain distributions payable to such a shareholder if (1) that shareholder fails to certify that he or she has not received notice from the IRS of being subject to backup withholding as a result of a failure properly to report taxable dividend or interest income on a Federal income tax return or (2) the IRS notifies the Fund to institute backup withholding because the IRS determines that the shareholder's TIN is incorrect or that the shareholder has failed properly to report such income.

         A TIN is either the Social Security number, IRS individual taxpayer identification number, or employer identification number of the record owner of the account. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the record owner of the account and may be claimed as a credit on the record owner's Federal income tax return.

         The Fund is subject to a non-deductible 4% excise tax, measured with respect to certain undistributed amounts of taxable investment income and capital gains.

         Any dividend or other distribution paid shortly after an investor's purchase of shares may have the effect of reducing the NAV of the shares below the cost of his or her investment. Such a dividend or other distribution would be a return on investment in an economic sense, although taxable as discussed above. In addition, if a shareholder sells shares of the Fund held for six months or less and receives a capital gain distribution with respect to those shares, any loss incurred on the sale of those shares will be treated as a long-term capital loss to the extent of the capital gain distribution received.

         Dividends and other distributions declared by the Fund in October, November or December of any year and payable to shareholders of record on a date in any of those months are deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

         A portion of the dividends paid by the Fund, whether received in cash or reinvested in additional Fund shares, may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by the Fund from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the alternative minimum tax.

         FOREIGN TAXES. Dividends and interest received by the Fund, and gains realized thereby, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions ("foreign taxes") that would reduce the yield and/or return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

         PASSIVE FOREIGN INVESTMENT COMPANIES. The Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation other than a "controlled foreign corporation" (i.e., a foreign corporation in which, on any day during its taxable year, more than 50% of the total voting power of all voting stock therein or the total value of all stock therein is owned, directly, indirectly, or constructively, by "U.S. shareholders," defined as U.S. persons that individually own, directly, indirectly, or constructively, at least 10% of that voting power) as to which the Fund is a U.S. shareholder - that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the Fund will be subject to federal income tax on a portion of any "excess distribution" received on the stock of a PFIC or of any gain on disposition of the stock (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders.

         If the Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) which likely would have to be distributed by the Fund to satisfy the Distribution Requirement and avoid imposition of the 4% excise tax mentioned in the Prospectus under "Dividends, Other Distributions and Taxes" even if those earnings and gain were not received by the Fund from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

         The Fund may elect to "mark to market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of a PFIC's stock over the Fund's adjusted basis therein as of the end of that year. Pursuant to the election, the Fund also would be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included by the Fund for prior taxable years. The Fund's adjusted basis in each PFIC's stock with respect to which it makes this election will be adjusted to reflect the amounts of income included and deductions taken under the election. Regulations proposed in 1992 would provide a similar election with respect to the stock of certain PFICs.

         FOREIGN CURRENCY AND HEDGING TRANSACTIONS. Gains from the sale or other disposition of foreign currencies (except certain gains therefrom that may be excluded by future regulations), and gains from options, futures and forward contracts derived by the Fund with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement.

         Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gains and losses. However, a portion of the gains and losses from the disposition of foreign currencies and certain foreign-currency-denominated instruments (including debt instruments and financial forward and futures contracts and options) may be treated as ordinary income or loss under Section 988 of the Code. In addition, all or a portion of any gain realized from the disposition of certain market discount bonds and from engaging in "conversion transactions" that would otherwise be treated as capital gain may be treated as ordinary income. "Conversion transactions" are defined to include certain option and straddle investments.

         Under Section 1256 of the Code, any gain or loss realized by the Fund on the exercise or lapse of, or closing transactions respecting, certain options, futures and forward contracts (the "Section 1256 Contracts") may be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. In addition, any Section 1256 Contracts remaining unexercised at the end of the Fund's taxable year will be treated as sold for their then fair market value (a process known as "marking-to-market"), resulting in additional gain or loss to the Fund characterized in the manner described above. It is not entirely clear, as of the date of this Statement of Additional Information, whether the 60% portion of that is treated as long-term capital gain will qualify for the reduced maximum tax rates on net capital gain enacted by the Tax Act 20% (10% for taxpayers in the 15% marginal tax bracket) on capital assets held for more than 18 months instead of the 28% maximum rate in effect before that legislation, which now applies to gain on capital assets held for more than one year but not more than 18 months, although technical corrections legislation passed by the House of Representatives would treat such 60% portion as qualifying therefor.

         Offsetting positions held by the Fund involving certain options, futures or forward contracts may constitute "straddles", which are defined to include "offsetting positions" in actively traded personal property. The tax treatment of straddles is governed by Sections 1092 and to the extent noted above, 1258 of the Code, which in certain circumstances override or modify Sections 1256 and 988. As a result, all or a portion of any capital gain from certain straddle transactions may be recharacterized as ordinary income. If the Fund were treated as entering into straddles by reason of its engaging in certain options, futures or forward contract transactions, such straddles would be characterized as "mixed straddles" if the transactions comprising a part of such straddles were governed by Section 1256. The Fund may make one or more elections with respect to mixed straddles; depending on which election is made, if any, the results to the Fund may differ. If no election is made, then to the extent the straddle and conversion transactions rules apply to positions established by the Fund, losses realized by the Fund will be deferred to the extent of unrealized gain in the offsetting position. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gains may be treated as short-term capital gains or ordinary income.

         Investment by the Fund in securities issued or acquired at a discount (for example, zero coupon securities) could, under special tax rules, affect the amount and timing of distributions to shareholders by causing the Fund to recognize income prior to the receipt of cash payments. For example, the Fund could be required to take into gross income annually a portion of the discount (or deemed discount) at which the securities were issued and could need to distribute such income to satisfy the Distribution Requirement and to avoid the excise tax (the "Excise Tax"). In such case, the Fund may have to dispose of securities it might otherwise have continued to hold in order to generate cash to satisfy these requirements.

         STATE AND LOCAL TAXES. Depending upon the extent of the Fund's activities in states and localities in which it is deemed to be conducting business, the Fund may be subject to the tax laws thereof. Shareholders are also advised to consult their tax advisers concerning the application of state and local taxes to them.

         FOREIGN SHAREHOLDERS - U.S. FEDERAL INCOME TAXATION. U.S. federal income taxation of a shareholder who, as to the United States, is a non-resident alien individual, a foreign trust or estate, a foreign corporation or a foreign partnership (a "foreign shareholder") depends on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by the shareholder, as discussed generally below. Special U.S. federal income tax rules that differ from those described below may apply to certain foreign persons who invest in the Fund, such as a foreign shareholder entitled to claim the benefits of an applicable tax treaty. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

         FOREIGN SHAREHOLDERS - INCOME NOT EFFECTIVELY CONNECTED. Dividends distributed to a foreign shareholder whose ownership of Fund shares is not effectively connected with a U.S. trade or business carried on by the foreign shareholder generally will be subject to U.S. federal withholding tax of 30% (or lower treaty rate). Capital gains realized by foreign shareholders on the sale of Fund shares and distributions to them of net capital gain generally will not be subject to U.S. federal income tax unless the foreign shareholder is a non-resident alien individual and is physically present in the United States for more than 182 days during the taxable year. In the case of certain foreign shareholders, the Fund may be required to withhold U.S. federal income tax at a rate of 31% of capital gain distributions and of the gross proceeds from a redemption of Fund shares unless the shareholder furnishes the Fund with a certificate regarding the shareholder's foreign status.

         FOREIGN SHAREHOLDERS - EFFECTIVELY CONNECTED INCOME. If a foreign shareholder's ownership of Fund shares is effectively connected with a U.S. trade or business carried on by the foreign shareholder, then all distributions to that shareholder and any gains realized by that shareholder on the disposition of the Fund shares will be subject to U.S. federal income tax at the graduated rates applicable to U.S. citizens and domestic corporations, as the case may be. Foreign shareholders also may be subject to the branch profits tax.

         FOREIGN SHAREHOLDERS - ESTATE TAX. Foreign individuals generally are subject to federal estate tax on their U.S. situs property, such as shares of the Fund, that they own at the time of their death. Certain credits against that tax and relief under applicable tax treaties may be available.


                             PORTFOLIO TRANSACTIONS

         All portfolio transactions of the Fund are placed on behalf of the Fund by Dreyfus. Debt securities purchased and sold by the Fund are generally traded on a net basis (i.e., without commission) through dealers acting for their own account and not as brokers, or otherwise involve transactions directly with the issuer of the instrument. This means that a dealer (the securities firm or bank dealing with the Fund) makes a market for securities by offering to buy at one price and sell at a slightly higher price. The difference between the prices is known as a spread. Other portfolio transactions may be executed through brokers acting as agent. The Fund will pay a spread or commissions in connection with such transactions. Dreyfus uses its best efforts to obtain execution of portfolio transactions at prices which are advantageous to the Fund and at spreads and commission rates, if any, which are reasonable in relation to the benefits received. Dreyfus also places transactions for other accounts that it provides with investment advice.

         Brokers and dealers involved in the execution of portfolio transactions on behalf of the Fund are selected on the basis of their professional capability and the value and quality of their services. In selecting brokers or dealers, Dreyfus will consider various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer; the broker-dealer's execution services rendered on a continuing basis; and the reasonableness of any spreads (or commissions, if any). Any spread, commission, fee or other remuneration paid to an affiliated broker-dealer is paid pursuant to the Company's procedures adopted in accordance with Rule 17e-1 under the 1940 Act.

         Brokers or dealers may be selected who provide brokerage and/or research services to the Fund and/or other accounts over which Dreyfus or its affiliates exercise investment discretion. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or the purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement).

         The receipt of research services from broker-dealers may be useful to Dreyfus in rendering investment management services to the Fund and/or its other clients; and, conversely, such information provided by brokers or dealers who have executed transaction orders on behalf of other clients of Dreyfus may be useful to these organizations in carrying out their obligations to the Fund. The receipt of such research services does not reduce these organizations' normal independent research activities; however, it enables these organizations to avoid the additional expenses which might otherwise be incurred if these organizations were to attempt to develop comparable information through their own staffs.

         Dreyfus may use research services of and place brokerage transactions with broker-dealers affiliated with it or Mellon Bank if the commissions are reasonable, fair and comparable to commissions charged by non-affiliated brokerage firms for similar services. During the fiscal years ended October 31, 1998, 1997 and 1996, the Fund paid brokerage commissions of $_________ and $_____, respectively, to affiliates of Dreyfus or Mellon Bank. The amount paid to affiliated brokerage firms during the fiscal years ended October 31, 1998, 1997 and 1996, was approximately ____%, ____% and ____%, respectively, of the aggregate brokerage commissions paid by the Fund, for transactions involving approximately ____%, ____% and ____%, respectively, of the aggregate dollar volume of transactions for which the Fund paid brokerage commissions. The difference in these percentages was due to the lower commissions paid to affiliates of Dreyfus.

         Although Dreyfus manages other accounts in addition to the Fund, investment decisions for the Fund are made independently from decisions made for these other accounts. It sometimes happens that the same security is held by more than one of the accounts managed by Dreyfus. Simultaneous transactions may occur when several accounts are managed by the same investment manager, particularly when the same investment instrument is suitable for the investment objective of more than one account.

         When more than one account is simultaneously engaged in the purchase or sale of the same investment instrument, the prices and amounts are allocated in accordance with a formula considered by Dreyfus to be equitable to each account. In some cases this system could have a detrimental effect on the price or volume of the investment instrument as far as the Fund is concerned. In other cases, however, the ability of the Fund to participate in volume transactions will produce better executions for the Fund. While the Directors will continue to review simultaneous transactions, it is their present opinion that the desirability of retaining Dreyfus as investment manager to the Fund outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.

         For the fiscal years ended October 31, 1998, 1997 and 1996, the Fund paid brokerage commissions amounting to $______, $________ and $_______, respectively.

         PORTFOLIO TURNOVER. While securities are purchased for the fund on the basis of potential for high current income and possible capital appreciation and not for short-term trading profits, the Fund's portfolio turnover rate may exceed 100%. A portfolio turnover rate of 100% would occur, for example, if all the securities held by the Fund were replaced once in a period of one year. A higher rate of portfolio turnover involves correspondingly greater brokerage commissions and other expenses that must be borne directly by the Fund and, thus, indirectly by its shareholders. In addition, a higher rate of portfolio turnover may result in the realization of larger amounts of short-term capital gains that, when distributed to the Fund's shareholders, are taxable to them as ordinary income. Nevertheless, securities transactions for the Fund will be based only upon investment considerations and will not be limited by any other considerations when Dreyfus deems its appropriate to make changes in the Fund's assets. The portfolio turnover rate for the Fund is calculated by dividing the lesser of the Fund's annual sales or purchases of portfolio securities (exclusive of purchases and sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of securities in the Fund during the year. Portfolio turnover may vary from year to year as well as within a year. The portfolio turnover rates for the fiscal years ended October 31, 1998 and 1997 were_____% and 37.17%, respectively.

                             PERFORMANCE INFORMATION

         THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION IN THE FUND'S PROSPECTUS ENTITLED "PAST PERFORMANCE."

         Average annual total returns (expressed as a percentage) for Class A shares and Class R shares of the Fund for the periods noted were:

                               Average Annual Total Return for the
                               Periods Ended October 31, 1998
                               1 Year                     Inception
                               ------                     ---------
Class A shares                 _____%                     _____% (9/14/94)
Class R shares                 _____%                     _____% (9/2/94)

Inception date appears in parentheses following the average annual total return since inception.

         The foregoing chart assumes, where applicable, deduction of the maximum sales load from the hypothetical initial investment at the time of purchase and the assessment of the maximum CDSC.

         Average annual total return is calculated by determining the ending redeemable value of an investment purchased at NAV (maximum offering price in the case of Class A) per share with a hypothetical $1,000 payment made at the beginning of the period (assuming the reinvestment of dividends and other distributions), dividing by the amount of the initial investment, taking the "n"th root of the quotient (where "n" is the number of years in the period) and subtracting 1 from the result. The average annual total return figures for a Class calculated in accordance with such formula assume that, in the case of Class A, the maximum sales load has been deducted from the hypothetical initial investment at the time of purchase or, in the case of Class B or Class C, the maximum applicable CDSC has been paid upon redemption at the end of the period.

         The Fund's total return for Class A shares (formerly called Investor shares) for the period from September 14, 1994 (inception date of Class A shares) to October 31, 1998 was ____% (assuming deduction of the maximum sales load from the hypothetical initial investment at the time of purchase, although no sales load was applicable to Class A shares or its predecessor class until January 16, 1998). Without giving effect to the applicable front-end sales load, the total return for Class A was ___% for this period. The Fund's total return for Class R shares (formerly called Restricted shares) for the period September 2, 1994 to October 31, 1998 was ____% for this period. Total return is calculated by subtracting the amount of the Fund's NAV (maximum offering price in the case of Class A) per share at the beginning of a stated period from the NAV (maximum offering price in the case of Class A) per share at the end of the period (after giving effect to the reinvestment of dividends and other distributions during the period and any applicable CDSC), and dividing the result by the NAV (maximum offering price in the case of Class A) per share at the beginning of the period. Total return also may be calculated based on the NAV per share at the beginning of the period instead of the maximum offering price per share at the beginning of the period for Class A shares or without giving effect to any applicable CDSC at the end of the period for Class B or Class C shares. In such cases, the calculation would not reflect the deduction of the sales load with respect to Class A shares or any applicable CDSC with respect to Class B or C shares, which, if reflected would reduce the performance quoted.

         The aggregate total return (expressed as a percentage) for Class B shares and Class C shares of the Fund for the period from inception of each class (January 16, 1998) to October 31, 1998 was _____% and _____%, respectively (assuming, where applicable, assessment of the maximum CDSC).

         Performance information for the Fund may be compared, in reports and promotional literature, to indexes including, but not limited to: (i) the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average, or other appropriate unmanaged domestic or foreign indices of performance of various types of investments so that investors may compare the Fund's results with those of indices widely regarded by investors as representative of the securities markets in general; (ii) other groups of mutual funds tracked by Lipper Analytical Services, Inc., a widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; (iii) the Consumer Price Index (a measure of inflation) to assess the real rate of return from an investment in the Fund or the Fund's performance against inflation to the performance of other instruments against inflation; and (iv) products managed by a universe of money managers with similar performance objectives. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions or administrative and management costs and expenses. From time to time, advertising materials for the Fund may refer to Morningstar ratings and related analyses supporting the rating.

         From time to time, advertising material for the Fund may include: (i) biographical information relating to its portfolio manager, including honors and awards and may refer to, or include commentary by the Fund's portfolio manager relating to investment strategy, asset growth, current or past business, political, economic or financial conditions and other matters of general interest to investors; (ii) statistical data or general discussions about the growth and development of Dreyfus Retirement Services (in terms of new customers, assets under management, market share, etc.) and its presence in the defined contribution plan market; (iii) the approximate number of then current

Fund shareholders; (iv) references to the Fund's quantitative, disciplined approach to stock market investing and the number of stocks analyzed by Dreyfus; and (v) Lipper or Morningstar ratings and related analysis supporting the ratings. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions or administrative and management costs and expenses.


                           INFORMATION ABOUT THE FUND

         THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION IN THE FUND'S PROSPECTUS ENTITLED "THE FUND."

         The Company has an authorized capitalization of 25 billion shares of $0.001 per value stock.

         Each Fund share has one vote and, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. The Fund is one of nineteen portfolios of the Company. Fund shares have no preemptive, subscription or conversion rights and are freely transferable.

         Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Company to hold annual meetings of shareholders. As a result, Fund shareholders may not consider each year the election of Board members or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Company to hold a special meeting of shareholders for purposes of removing a Board member from office. Shareholders may remove a Board member by the affirmative vote of a majority of the Company's outstanding voting shares. In addition, the Board will call a meeting of shareholders for the purpose of electing Board members if, at any time, less than a majority of the Board members then holding office have been elected by shareholders.

         The Company is a "series fund," which is a mutual fund divided into separate portfolios, each of which is treated as a separate entity for certain matters under the 1940 Act and for other purposes. A shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. For certain matters shareholders vote together as a group; as to others they vote separately by portfolio.

         Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise to the holders of the outstanding voting securities of an investment company, such as the Company, will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series affected by such matter. Rule 18f-2 further provides that a series shall be deemed to be affected by a matter unless it is clear that the interests of each series in the matter are identical or that the matter does not affect any interest of such series. The Rule exempts the selection of independent accountants and the election of Board members from the separate voting requirements of the Rule.

         The Fund will send annual and semi-annual financial statements to all of its shareholders.


           TRANSFER AND DIVIDEND DISBURSING AGENT, CUSTODIAN, COUNSEL
                            AND INDEPENDENT AUDITORS

         Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, P.O. Box 9671, Providence, Rhode Island 02940-9671, is the Company's transfer and dividend disbursing agent. Under a transfer agency agreement with the Company, Dreyfus Transfer, Inc. arranges for the maintenance of shareholder account records for the Fund, the handling of certain communications between shareholders and the Fund, and the payment of dividends and distributions payable by the Fund. For these services, Dreyfus Transfer, Inc. receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Company during the month, and is reimbursed for certain out-of-pocket expenses.

         Mellon Bank, the parent of Dreyfus, located at One Mellon Bank Center, Pittsburgh, Pennsylvania 15258, acts as custodian of the Fund's investments. Under a custody agreement with the Company, Mellon Bank holds the Fund's portfolio securities and keeps all necessary accounts and records. Dreyfus Transfer, Inc. and Mellon Bank, as custodian, have no part in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

         ______________________, 1800 Massachusetts Avenue, N.W., Second Floor, Washington, D.C. 20036-1800, has passed upon the legality of the shares offered by the Prospectus and this Statement of Additional Information.

         ______________________, was appointed by the Directors to serve as the Fund's independent auditors for the year ending October 31, 1999, providing audit services including (1) examination of the annual financial statements, (2) assistance, review and consultation in connection with SEC filings and (3) review of the annual federal income tax return filed on behalf of the Fund.

                              FINANCIAL STATEMENTS

         The financial statements for the fiscal year ended October 31, 1998, including notes to the financial statements and supplementary information, and the Independent Auditors' Report are included in the Annual Report to shareholders. A copy of the Annual Report accompanies this Statement of Additional Information. The financial statements included in the Annual Report, and the Independent Auditors' Report thereon contained therein, and related notes, are incorporated herein by reference.

                                    APPENDIX

             DESCRIPTION OF STANDARD AND POOR'S, MOODY'S, FITCH IBCA
                                AND DUFF RATINGS


STANDARD & POOR'S ("S&P")

BOND RATINGS

AAA An obligation rated `AAA' has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated `AA' differs from the highest rated issues only in small degree. The obligors capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated `A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated `BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         Obligations rated `BB', `B', `CCC', `CC', and `C' are regarded as having significant speculative characteristics. `BB' indicates the least degree of speculation and `C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated `B' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated `B' is more vulnerable to nonpayment than obligations rated `BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC An obligation rated `CCC' is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated `CC' is currently highly vulnerable to nonpayment.

C The `C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D An obligation rated `D' is in payment default. The `D' rating category is used when payments on a obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The `D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         The ratings from `AA' to `CCC' may be modified by the addition of a plus (+) or a minus (-) sign to show relative standing within the major rating categories

NOTE RATINGS

SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse finance and economic changes over the term of the notes.

SP-3              Speculative capacity to pay principal and interest.

COMMERCIAL PAPER RATINGS

         An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issuers designated `A-1.'

A-3 Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated `B' are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D Debt rated `D' is in payment default. The `D' rating category is used when interest payments of principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.

MOODY'S

BOND RATINGS

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and generally are referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what generally are known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Moody's applies the numerical modifiers 1, 2 and 3 to show relative standing within each generic rating classification from Aa through B. The modifier 1 indicates a ranking for the security in the higher end of a rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of a rating category.

NOTES AND OTHER SHORT-TERM OBLIGATIONS

         There are four rating categories for short-term obligations that define an investment grade situation. These are designated Moody's Investment Grade as MIG 1 (best quality) through MIG 4 (adequate quality). Short-term obligations of speculative quality are designated SG.

         In the case of variable rate demand obligations (VRDOs), a two component rating is assigned. The first element represents an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other represents an evaluation of the degree of risk associated with the demand feature. The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

MIG 1/
VMIG 1 This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG-2/
MIG 2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/

VMIG 3 This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG 4/
VMIG 4 This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

COMMERCIAL PAPER RATING

         Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

                    o  Leading market positions in well-established industries.
                    o  High rates of return on funds employed.
                    o  Conservative   capitalization  structure   with  moderate
                       reliance on debt and ample asset protection.
                    o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
                    o Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser agree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternative liquidity is maintained.

FITCH IBCA

BOND RATINGS

AAA Highest credit quality. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. `A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. `BBB' rating indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB Speculative. `BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B                 Highly  speculative.  `B' ratings  indicate  that  significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C        High  default  risk.  Default  is a  real  possibility.
                  Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A
                  `CC' rating indicates that default of some kind appears probable. `C' ratings signal imminent default.

DDD, DD,
   and D Default. Securities are not meeting current obligations and are extremely speculative. `DDD' designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, `DD' indicates expected recovery of 50% - 90% of such outstandings, and `D' the lowest recovery potential, i.e. below 50%.

SHORT-TERM AND COMMERCIAL PAPER RATINGS

         A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F-1+ Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F-2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F-3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C                 High default risk. Default is a real possibility. Capacity for
                  meeting  financial   commitments  is  solely  reliant  upon  a
                  sustained, favorable business and economic environment.

D                 Default. Denotes actual or imminent payment default.

"+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the `AAA' long-term rating category, to categories below `CCC', or to short-term ratings other than `F-1'.
DUFF & PHELPS INC. ("DUFF & PHELPS")

 LONG-TERM RATINGS

AAA Highest credit quality. The risks factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+               High credit quality.  Protection  factors are strong.  Risk is
AA                modest but may vary  slightly  from time to time because of
AA-               economic conditions.

A+                Protections  factors are average but adequate.  However,  risk
A                 factors are A more variable and greater in periods of economic
A-                stress.

BBB+              Below-average   protection   factors   but  still   considered
BBB               sufficient for prudent investment. Considerable variability in
BBB-              risk during economic cycles.


BB+               Below  investments grade but deemed likely to meet obligations
BB                when due. Present or prospective  financial protection factors
BB-               fluctuate   according  to  industry   conditions   or  company
                  fortunes. Overall quality may move up or down frequently within this category.

B+                Below  investment  grade and possessing risk that  obligations
B                 will not be met when due.  Financial  protection  factors will
B-                fluctuate  widely  according  to  economic  cycles,   industry
                  conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC Well below investment-grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

SHORT-TERM AND COMMERCIAL PAPER RATINGS

D-1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

D-1               Very high certainty of timely payment.  Liquidity  factors are
                  excellent  and  supported  by  good   fundamental   protection
                  factors. Risk factors are minor.

D-1- High certainly of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

D-2 Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financial requirements, access to capital markets is good. Risk factors are small.

D-3 Satisfactory liquidity and other protection factors qualify issues as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

D-4 Speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

D-5 Issuer failed to meet scheduled principal and/or interest payments.

Dreyfus Premier Small Cap Value Fund

Investing in small-cap value stocks for investment returns that exceed the Russell 2000((REGISTERED)) Value Index

PROSPECTUS March 1, 1999

(REGISTERED)

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The Fund

Dreyfus Premier Small Cap Value Fund
            ---------------------------------
            Ticker Symbols  CLASS A: XXXXX
                            CLASS B: XXXXX
                            CLASS C: XXXXX
                            CLASS R: XXXXX


Contents

The Fund
--------------------------------------------------------------------------------

Goal/Approach                                                             2

Main Risks                                                                3

Past Performance                                                          3

Expenses                                                                  4

Management                                                                5

Financial Highlights                                                      6

Your Investment
--------------------------------------------------------------------------------

Account Policies                                                          8

Distributions and Taxes                                                  10

Services for Fund Investors                                              11

Instructions for Regular Accounts                                        12

Instructions for IRAs                                                    13

For More Information
--------------------------------------------------------------------------------

INFORMATION ON THE FUND'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.

GOAL/APPROACH
-------------------

The fund seeks investment returns (consisting of capital appreciation and income) that are consistently superior to the Russell 2000(REGISTERED) Value Index. This objective may be changed without shareholder approval. To pursue its goal, the fund normally invests at least 80% of total assets in stocks of small- and mid-capitalization companies (those whose market value is between $100 million and $3 billion) that are publicly traded in the United States. Dreyfus uses a disciplined process that combines computer modeling techniques, fundamental analysis and risk management to select under valued stocks for the fund.

Dreyfus uses a computer model to identify and rank undervalued stocks. Undervalued stocks are normally characterized by relatively low price-to-earnings and low price-to-book ratios. The model analyzes how a stock is priced relative to its perceived intrinsic value.

Next, Dreyfus uses fundamental analysis to select the most attractive of the top-ranked securities, drawing on information technology as well as Wall Street sources and company management.

Then, the portfolio is constructed so that its sector weightings and risk characteristics are similar to those of the Russell 2000 Value Index.

Concepts to understand

SMALL COMPANIES: new and often entreprenurial companies. Small companies tend to grow faster than large-cap companies, but are also more volatile and have a higher failure rate.

COMPUTER MODEL: evaluates and ranks a universe of 2,000 stocks. Dreyfus reviews each of the screens on a regular basis and maintains the flexibility to adapt the screening criteria to changes in market and economic conditions.

RUSSELL  2000  VALUE  INDEX:   an  unmanaged  index  of  small-cap  value  stock
performance.

MAIN RISKS
-------------------

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price. The value of your investment in the fund will go up and down, which means that you could lose money.

Small companies carry additional risks because their earnings are less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. Some of the fund's investments will rise and fall based on investor perception rather than economics.

The fund's investments in value stocks are subject to the risk that their intrinsic values may never be realized by the market, or their prices may go down. While the fund's investments in value stocks may limit the overall downside risk of the fund over time, the fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk.

Although the fund seeks to manage risk by broadly diversifying among industries and by maintaining a risk profile similar to the Russell 2000 Value Index, the fund is expected to hold fewer securities than the index. Owning fewer securities and the ability to purchase companies not listed in the index can cause the fund to underperform the index.

Under adverse market conditions, the fund could invest some or all of its assets in money market securities. Although the fund would do this only in seeking to avoid losses, it could reduce the benefit from any upswing in the market.

Other potential risks

The fund may invest some assets in options and futures. These practices are used to hedge the fund's portfolio or to increase returns. There is the risk that such practices may reduce returns or increase volatility.

At times, the fund may engage in short-term trading, which could produce higher brokerage costs and taxable distributions.

The fund may invest in securities of foreign issuers which carry additional risks such as less liquidity, changes in currency exchange rates, a lack of adequate company information and political instability.

PAST PERFORMANCE
-------------------

Since the fund has less than one calendar year of performance, past performance information is not included in this prospectus. For fund performance information as of the end of its fiscal year, please refer to the Statement of Additional Information (SAI).


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

                                                                The Fund       3

EXPENSES
-------------------

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the tables below.

Fee table
                                                                             CLASS A         CLASS B        CLASS C        CLASS R
------------------------------------------------------------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION FEES (FEES PAID FROM YOUR ACCOUNT)

Maximum sales charge on purchases

AS A % OF OFFERING PRICE                                                        5.75           NONE           NONE           NONE

Maximum deferred sales charge (CDSC)

AS A % OF PURCHASE OR SALE PRICE, WHICHEVER IS LESS                             NONE*          4.00           1.00           NONE
------------------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES PAID FROM FUND ASSETS)

% OF AVERAGE DAILY NET ASSETS

Management fees                                                                 1.25           1.25           1.25           1.25

12b-1 fee                                                                        .25           1.00           1.00           NONE

Other expenses                                                                   .00            .00            .00            .00
------------------------------------------------------------------------------------------------------------------------------------

TOTAL                                                                           1.50           2.25           2.25           1.25

* SHARES BOUGHT WITHOUT AN INITIAL SALES CHARGE AS PART OF AN INVESTMENT OF $1 MILLION OR MORE MAY BE CHARGED A CDSC OF 1.00% IF REDEEMED WITHIN ONE YEAR.

Expense example

                                               1 Year              3 Years              5 Years              10 Years
------------------------------------------------------------------------------------------------------------------------------------

CLASS A                                        $0,000              $0,000               $0,000               $0,000

CLASS B
WITH REDEMPTION                                $0,000              $0,000               $0,000               $0,000**

WITHOUT REDEMPTION                             $0,000              $0,000               $0,000               $0,000**

CLASS C
WITH REDEMPTION                                $0,000              $0,000               $0,000               $0,000
WITHOUT REDEMPTION                             $0,000              $0,000               $0,000               $0,000

CLASS R                                        $0,000              $0,000               $0,000               $0,000

** ASSUMES CONVERSION OF CLASS B TO CLASS A AT END OF THE SIXTH YEAR FOLLOWING THE DATE OF PURCHASE.

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to The Dreyfus Corporation for managing the fund. Unlike the arrangements between most investment advisers, Dreyfus pays all fund expenses except for brokerage fees, taxes, interest, fees and expenses of the independent directors, Rule 12b-1 fees and extraordinary expenses.

12B-1 FEE: the fee paid out of fund assets (attributable to appropriate share classes) for promotional expenses and shareholder service. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

MANAGEMENT
-------------------

The investment adviser for the fund is The Dreyfus Corporation, 200 Park Avenue, New York, NY 10166. Founded in 1947, Dreyfus manages one of the nation's leading mutual fund complexes, with more than $110 billion in more than 160 mutual fund portfolios. Dreyfus is the mutual fund business of Mellon Bank Corporation, a broad-based financial services company with a bank at its core. With more than $350 billion of assets under management and $1.7 trillion of assets under administration and custody, Mellon provides a full range of banking, investment and trust products and services to individuals, businesses and institutions. Its mutual fund companies place Mellon as the leading bank man-ager of mutual funds. Mellon is headquartered in Pittsburgh, Pennsylvania.


Management philosophy

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, the firm seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

Portfolio manager

William Rydell has managed the fund since its inception. He is a portfolio manager for Dreyfus and is also President and Chief Executive Officer of Mellon Equity Associates. He has been with Mellon Bank since 1973.

Concepts to understand

YEAR 2000 ISSUES: the fund could be adversely affected if the computer systems used by Dreyfus and the fund's other service providers do not properly process and calculate date-related information from and after January 1, 2000.

Dreyfus is working to avoid year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by year 2000-related problems. This could have an impact on the value of the fund's investments and its share price.


                                                                The Fund       5

FINANCIAL HIGHLIGHTS
--------------------

The following tables describe the performance of each share class for the fiscal period indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during the period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by [ ], whose report, along with the fund's financial statements, is included in the annual report.

                                                                PERIOD ENDED
                                                                 OCTOBER 31,
CLASS A                                                            1998(1)
--------------------------------------------------------------------------------

PER-SHARE DATA ($)

Net asset value, beginning of period

Investment operations:  Investment income (loss) -- net

                         Net realized and unrealized gain (loss) on investments

 Total from investment operations

 Net asset value, end of period

 Total return (%)(2)
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)

Ratio of net investment income (loss) to average net assets (%)

Portfolio turnover rate (%)
--------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)

(1)FOR THE PERIOD FROM APRIL 1, 1998 THROUGH OCTOBER 31, 1998.

(2)EXCLUSIVE OF SALES LOAD.




                                                                PERIOD ENDED
                                                                 OCTOBER 31,
CLASS B                                                            1998(1)
--------------------------------------------------------------------------------

PER-SHARE DATA ($)

Net asset value, beginning of period

Investment operations:  Investment income (loss) -- net

                         Net realized and unrealized gain (loss) on investments

 Total from investment operations

 Net asset value, end of period

 Total return (%)(2)
--------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)

Ratio of net investment income (loss) to average net assets (%)

Portfolio turnover rate (%)
--------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)

(1)FOR THE PERIOD FROM APRIL 1, 1998 THROUGH OCTOBER 31, 1998.

(2)EXCLUSIVE OF SALES LOAD.

                                                                PERIOD ENDED
                                                                 OCTOBER 31,
CLASS C                                                            1998(1)
--------------------------------------------------------------------------------

PER-SHARE DATA ($)

Net asset value, beginning of period

Investment operations:  Investment income (loss) -- net

                         Net realized and unrealized gain (loss) on investments

 Total from investment operations

 Net asset value, end of period

 Total return (%)(2)
--------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)

Ratio of net investment income (loss) to average net assets (%)

Portfolio turnover rate (%)
--------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)

(1)FOR THE PERIOD FROM APRIL 1, 1998 THROUGH OCTOBER 31, 1998.

(2)EXCLUSIVE OF SALES LOAD.






                                                                PERIOD ENDED
                                                                 OCTOBER 31,
CLASS R                                                            1998(1)
--------------------------------------------------------------------------------

PER-SHARE DATA ($)

Net asset value, beginning of period

Investment operations:  Investment income (loss) -- net

                         Net realized and unrealized gain (loss) on investments

 Total from investment operations

 Net asset value, end of period

 Total return (%)
--------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)

Ratio of net investment income (loss) to average net assets (%)

Portfolio turnover rate (%)
--------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)

(1)FOR THE PERIOD FROM APRIL 1, 1998 THROUGH OCTOBER 31, 1998.



                                                                The Fund       7

YOUR INVESTMENT

ACCOUNT POLICIES
-------------------

THE DREYFUS PREMIER FUNDS are designed primarily for people who are investing through a third party, such as a bank, broker-dealer or financial adviser, or in a 401(k) or other retirement plan. Third parties with whom you open a fund account may impose policies, limitations and fees which are different from those described here. Consult your financial representative for more information.

YOU WILL NEED TO CHOOSE A SHARE CLASS before making your initial investment. In making your choice, you should weigh the impact of all potential costs over the length of your investment, including sales charges and annual fees. For example, in some cases, it can be more economical to pay an initial sales charge than to choose a class with no initial sales charge but higher annual fees and a CDSC.

o Class A shares can be the most cost-effective choice, if you are investing for the long term, especially if you are investing $50,000 or more.

o Class B shares can make sense if you have a long time horizon and are investing less than $50,000.

o Class C shares may be appropriate if you have a shorter or less certain time horizon and are investing less than $50,000.

o Class R shares are designed for eligible institutions on behalf of their clients. Individuals may not purchase these shares directly.


Reduced Class A sales charge

LETTER OF INTENT: lets you purchase Class A shares over a 13-month period and receive the same sales charge as if all shares had been purchased at once.

RIGHT OF ACCUMULATION: lets you add the value of any Class A shares you already own to the amount of your next Class A investment for purposes of calculating the sales charge.

CONSULT THE SAI OR YOUR FINANCIAL REPRESENTATIVE FOR MORE DETAILS.


Share class charges

EACH SHARE CLASS has its own fee structure. In some cases, you may not have to pay a sales charge to buy or sell shares. Contact your financial representative or the SAI to see if this may apply to you.
--------------------------------------------------------------------------------

Sales charges

CLASS A -- CHARGED WHEN YOU BUY SHARES

                                    Sales charge           Sales charge as
                                    deducted as a %        a % of your
Your investment                     of offering price      net investment
--------------------------------------------------------------------------------

Up to $49,999                          5.75%                   6.10%

$50,000 -- $99,999                     4.50%                   4.70%

$100,000 -- $249,999                   3.50%                   3.60%

$250,000 -- $499,999                   2.50%                   2.60%

$500,000 -- $999,999                   2.00%                   2.00%

$1 million or more*                    0.00%                   0.00%

* A 1.00% contingent deferred sales charge may be charged on any shares sold within one year of purchase (except shares bought through reinvestment).

Class A shares also carry an annual Rule 12b-1 fee of 0.25% of the class's average net assets.
--------------------------------------------------------------------------------

CLASS B -- CHARGED WHEN YOU SELL SHARES

                                    Contingent deferred sales charge
Time since you bought               as a % of your initial investment or
the shares you are selling          your redemption (whichever is less)
--------------------------------------------------------------------------------

Up to 2 years                       4.00%

2 -- 4 years                        3.00%

4 -- 5 years                        2.00%

5 -- 6 years                        1.00%

More than 6 years                   Shares will automatically
                                    convert to Class A

Class B shares also carry an annual Rule 12b-1 fee of 1.00% of the class's average daily net assets.
--------------------------------------------------------------------------------

CLASS C -- CHARGED WHEN YOU SELL SHARES

A 1.00% CDSC is imposed on redemptions made within the first year of purchase. Class C shares also carry an annual Rule 12b-1 fee of 1.00% of the class's average daily net assets.
--------------------------------------------------------------------------------

CLASS R -- NO SALES LOAD OR 12B-1 FEES

Buying shares

THE NET ASSET VALUE (NAV) of each class is generally calculated as of the close of trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern time) every day the exchange is open. Your order will be priced at the NAV next calculated after your order is accepted by the fund's transfer agent or other entity authorized to accept orders on behalf of the fund. The fund's investments are valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the fund's board.

ORDERS RECEIVED BY DEALERS by the close of trading on the NYSE and transmitted to the distributor or its designee by the close of its business day (normally 5:
15 p.m. Eastern time) will be based on the NAV determined as of the close of trading on the NYSE that day.

--------------------------------------------------------------------------------

Minimum investments

                                   Initial            Additional
--------------------------------------------------------------------------------

REGULAR ACCOUNTS                   $1,000             $100; $500 FOR
                                                      TELETRANSFER INVESTMENTS

TRADITIONAL IRAS                   $750               NO MINIMUM

SPOUSAL IRAS                       $750               NO MINIMUM

ROTH IRAS                          $750               NO MINIMUM

EDUCATION IRAS                     $500               NO MINIMUM
                                                      AFTER THE FIRST YEAR

DREYFUS AUTOMATIC                  $100               $100
INVESTMENT PLANS

All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum TeleTransfer purchase is $150,000 per day.

Concepts to understand

NET ASSET VALUE (NAV): the market value of one share, computed by dividing the total net assets of a fund or class by its shares outstanding. The fund's Class A shares are offered to the public at NAV plus a sales charge. Classes B, C and R are offered at NAV, but may be subject to higher annual operating fees and a sales charge upon redemption.


Selling shares

YOU MAY SELL SHARES AT ANY TIME through your financial representative, or you can contact the fund directly. Your shares will be sold at the next NAV calculated after your order is accepted by the fund's transfer agent or other entity authorized to accept orders on behalf of the fund. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.

TO KEEP YOUR CDSC AS LOW AS POSSIBLE, each time you request to sell shares we will first sell shares that are not subject to a CDSC, and then those subject to the lowest charge. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. There are certain instances when you may qualify to have the CDSC waived. Consult your financial representative or the SAI for details.

BEFORE SELLING RECENTLY PURCHASED SHARES, please note that if the fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds until it has collected payment, which may take up to eight business days.

Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

o amounts of $1,000 or more on accounts whose address has been changed within the last 30 days

o requests to send the proceeds to a different payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A SIGNATURE GUARANTEE helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.



                                                         Your Investment       9

General policies

IF YOUR ACCOUNT FALLS BELOW $500, the fund may ask you to increase your balance. If it is still below $500 after 30 days, the fund may close your account and send you the proceeds.

UNLESS YOU DECLINE TELEPHONE PRIVILEGES on your application, you may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

THE FUND RESERVES THE RIGHT TO:

o refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group who, in the fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the fund within a calendar year)

o refuse any purchase or exchange request in excess of 1% of the fund's total assets

o change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

o change its minimum investment amounts

o delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

The fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).

DISTRIBUTIONS AND TAXES
-----------------------

THE FUND GENERALLY PAYS ITS SHAREHOLDERS dividends from its net investment income, and distributes any net capital gains that it has realized, once a year. Each share class will generate a different dividend because each has different expenses. Your distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

FUND DIVIDENDS AND DISTRIBUTIONS ARE TAXABLE to most investors (unless your investment is in an IRA or other tax-advantaged account). The tax status of any distribution is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash. In general, distributions are taxable as follows:
--------------------------------------------------------------------------------

Taxability of distributions

Type of                       Tax rate for          Tax rate for
distribution                  15% bracket           28% bracket or above
--------------------------------------------------------------------------------

INCOME                        ORDINARY              ORDINARY
DIVIDENDS                     INCOME RATE           INCOME RATE

SHORT-TERM                    ORDINARY              ORDINARY
CAPITAL GAINS                 INCOME RATE           INCOME RATE

LONG-TERM
CAPITAL GAINS                 10%                   20%

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Taxes on transactions

Except between  tax-deferred  accounts,  any sale or exchange of fund shares may
generate  a  tax  liability.  Of  course,   withdrawals  or  distributions  from
tax-deferred accounts are taxable when received.

The table above can provide a guide for potential tax liability when selling or exchanging fund shares. "Short-term capital gains" applies to fund shares sold up to 12 months after buying them. "Long-term capital gains" applies to shares sold after 12 months.

SERVICES FOR FUND INVESTORS
---------------------------

THE THIRD PARTY THROUGH WHOM YOU PURCHASED fund shares may impose different restrictions on these services and privileges offered by the fund, or may not make them available at all. Consult your financial representative for more information on the availability of these services and privileges.

Automatic services

BUYING OR SELLING SHARES AUTOMATICALLY is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application, or by calling your financial representative or 1-800-554-4611.
--------------------------------------------------------------------------------

For investing

DREYFUS AUTOMATIC               For making automatic investments
ASSET BUILDER((REGISTERED))     from a designated bank account.

DREYFUS GOVERNMENT              For making automatic investments
DIRECT DEPOSIT                  from your federal employment,
PRIVILEGE                       Social Security or other regular
                                federal government check.

DREYFUS DIVIDEND                For automatically reinvesting the
SWEEP                           dividends and distributions from
                                one Dreyfus fund into another
                                (not available for IRAs).
--------------------------------------------------------------------------------

For exchanging shares

DREYFUS AUTO-                   For making regular exchanges
EXCHANGE PRIVILEGE              from one Dreyfus fund into
                                another.
--------------------------------------------------------------------------------

For selling shares

DREYFUS AUTOMATIC               For making regular withdrawals
WITHDRAWAL PLAN                 from most Dreyfus funds. There will
                                be no CDSC on Class B shares, as
                                long as the amounts withdrawn do
                                not exceed 12% annually of the
                                account value at the time the
                                shareholder elects to participate
                                in the plan.

Exchange privilege

YOU CAN EXCHANGE SHARES WORTH $500 OR MORE (no minimum for retirement accounts) from one class of the fund into the same class of another Dreyfus Premier fund. You can request your exchange by contacting your financial representative. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange will generally have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has one.

TeleTransfer privilege

TO MOVE MONEY BETWEEN YOUR BANK ACCOUNT and your Dreyfus fund account with a phone call, use the TeleTransfer privilege. You can set up TeleTransfer on your account by providing bank account information and following the instructions on your application, or contact your financial representative.

Reinvestment privilege

UPON WRITTEN REQUEST, YOU CAN REINVEST up to the number of Class A or B shares you redeemed within 45 days of selling them at the current share price without any sales charge. If you paid a CDSC, it will be credited back to your account. This privilege may be used only once.

Account statements

EVERY FUND INVESTOR automatically receives regular account statements. You'll also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.



                                                        Your Investment       11

INSTRUCTIONS FOR REGULAR ACCOUNTS

TO OPEN AN ACCOUNT

In Writing----------------------------------------------------------------------

Complete the application.

Mail your application and a check to:
Name of Fund
P.O. Box 6587, Providence, RI 02940-6587
Attn: Institutional Processing


TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check.

Mail the slip and the check to: Name of Fund P.O. Box 6587, Providence, RI 02940-6587 Attn: Institutional Processing


By Telephone--------------------------------------------------------------------

WIRE Have your bank send your investment to Boston Safe Deposit & Trust Co. with these instructions:

* ABA# 0110012304

* DDA# 044350

* the fund name

* the share class

* your Social Security or tax ID number

* name(s) of investor(s)

* dealer number if applicable

Call us to obtain an account number. Return your application with the account number on the application.

WIRE Have your bank send your investment to Boston Safe Deposit & Trust Co. with these instructions:

* ABA# 011001234
* DDA# 044350
* the fund name
* the share class
* your account number
* name(s) of investor(s)
* dealer number if applicable

ELECTRONIC CHECK Same as wire, but before your account number insert "4620" for Class A, "4630" for Class B, "4650" for Class C, "4660" for Class R

TELETRANSFER Request TeleTransfer on your application. Call us to request your transaction.

Automatically-------------------------------------------------------------------

WITH AN INITIAL INVESTMENT Indicate on your application which automatic service(s) you want. Return your application with your investment.

ALL SERVICES Call us or your financial representative to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials.

TO SELL SHARES

Write a letter of instruction that includes:

* your name(s) and signature(s)
* your account number
* the fund name
* the dollar amount you want to sell
* how and where to send the proceeds

Obtain a signature guarantee or other documentation, if required (see Page 9)

Mail your request to: The Dreyfus Family of Funds P.O. Box 6587, Providence, RI 02940-6587 Attn: Institutional Processing

TELETRANSFER   Call  us  or  your  financial   representative  to  request  your
transaction. Be sure the fund has your bank account information on file. Proceeds will be sent to your bank by electronic check.


AUTOMATIC WITHDRAWAL PLAN Call us or your financial representative to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Be sure to maintain an account balance of $5,000 or more.




To open an  account,  make  subsequent  investments  or to sell  shares,  please
contact  your   financial   representative   or  call  toll  free  in  the  U.S.
1-800-554-4611. Make checks payable to: THE DREYFUS FAMILY OF FUNDS

Concepts to understand

WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

INSTRUCTIONS FOR IRAS

TO OPEN AN ACCOUNT

In Writing----------------------------------------------------------------------

Complete an IRA application, making sure to specify the fund name and to indicate the year the contribution is for.

Mail your application and a check to:
The Dreyfus Trust Company,  custodian P.O. Box 6427,  Providence,  RI 02940-6427
Attn: Institutional Processing


TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check. Indicate the year the contribution is for.

Mail in the slip and the check to: The Dreyfus Trust Company P.O. Box 6427, Providence, RI 02940-6427 Attn: Institutional Processing

TO SELL SHARES

Write a letter of instruction that includes:

* your name and signature
* your account number and fund name
* the dollar amount you want to sell
* how and where to send the proceeds
* whether the distribution is qualified or premature
* whether the 10% TEFRA should be withheld

Obtain a signature guarantee or other documentation, if required (see Page 9).

Mail in your request to: The Dreyfus Trust Company P.O. Box 6427, Providence, RI 02940-6427



By Telephone--------------------------------------------------------------------

__________


WIRE Have your bank send your investment to Boston Safe Deposit & Trust Co., with these instructions:

* ABA# 011001234
* DDA# 044350
* the fund name
* the share class * your account number
* name of investor
* the contribution year
* dealer number if applicable

ELECTRONIC CHECK Same as wire, but before your account number insert "4620" for Class A, "4630" for Class B, "4650" for Class C, "4660" for Class R

__________


Automatically-------------------------------------------------------------------

ALL SERVICES Call us or your financial representative to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials. All contributions will count as current year.



SYSTEMATIC WITHDRAWAL PLAN Call us to request instructions to establish the plan.

For information and assistance, contact your financial representative or call toll free in the U.S. 1-800-554-4611. Make checks payable to: THE DREYFUS TRUST COMPANY, CUSTODIAN



                                                        Your Investment       13

FOR MORE INFORMATION

Dreyfus Premier Small Cap Value Fund
A series of The Dreyfus/Laurel Funds, Inc.
--------------------------------------
SEC file number:  811-5270

More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund's performance, lists portfolio holdings and contains a letter from the fund's manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund's performance during the last fiscal year.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).






To obtain information:

BY TELEPHONE Call your financial representative or 1-800-554-4611

BY MAIL  Write to:  The Dreyfus Premier Family of Funds
                    144 Glenn Curtiss Boulevard
                    Uniondale, NY 11556-0144

ON THE INTERNET Text-only versions of fund documents can be viewed online or downloaded from:
http://www.sec.gov

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330) or by sending your request and a
duplicating  fee  to  the  SEC's  Public  Reference  Section,   Washington,   DC
20549-6009.

[Application p 1 here]

[Application p 2 here]

                      DREYFUS PREMIER SMALL CAP VALUE FUND
                  CLASS A, CLASS B, CLASS C AND CLASS R SHARES
                                     PART B
                      (STATEMENT OF ADDITIONAL INFORMATION)
                                  MARCH 1, 1999



      This  Statement of  Additional  Information,  which is not a  prospectus,
supplements and should be read in conjunction with the current Prospectus   of
the Dreyfus  Premier Small Cap Value Fund (the  "Fund"), dated March 1, 1999,as
it may be revised from time to time. The Fund is a separate,       diversified
portfolio of The Dreyfus/Laurel Funds, Inc., an open-end management investment company (the "Company"), known as a mutual fund. To obtain a copy of the Fund's Prospectus, please write to the Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, or call one of the following numbers:

            Call Toll Free 1-800-554-4611
            In New York City -- Call 1-718-895-1206
            Outside the U.S. -- Call 516-794-5452


                               TABLE OF CONTENTS
                                                                           Page

Description of the Fund...........................................     B-2
Management of the Fund............................................     B-17
Management Arrangements...........................................     B-23
Purchase of Shares................................................     B-24
Distribution and Service Plans....................................     B-31
Redemption of Shares..............................................     B-33
Shareholder Services..............................................     B-37
Additional Information about Purchases, Exchanges and Redemptions.     B-43
Determination of Net Asset Value..................................     B-44
Dividends, Other Distributions and Taxes..........................     B-45
Portfolio Transactions............................................     B-52
Performance Information...........................................     B-54
Information About the Fund........................................     B-55
Transfer and Dividend Disbursing
  Agent, Custodian, Counsel and Independent Auditors..............     B-56
Financial Statements..............................................     B-57
Appendix..........................................................     B-58

                             DESCRIPTION OF THE FUND

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTIONS OF THE FUND'S PROSPECTUS ENTITLED "GOAL/APPROACH" AND "MAIN RISKS."

      The Company is a Maryland corporation formed on August 6, 1987. Before October 17, 1994, the Company's name was The Laurel Funds, Inc. The Company is an open-end management investment company comprised of separate portfolios, including the Fund, each of which is treated as a separate fund. The Fund is diversified, which means that, with respect to 75% of its total assets, the Fund will not invest more than 5% of its assets in the securities of any single issuer.

      The Dreyfus Corporation ("Dreyfus") serves as the Fund's investment manager.

      The Fund seeks investment returns that exceed those of the Russell 2000 Value Index. The Russell 2000 Value Index is an unmanaged index of those companies in the Russell 2000(R) Index with lower price-to-book ratios and lower forecasted growth values. The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which in turn measures the performance of the 3,000 largest publicly traded U.S.companies based on total market capitalization.

CERTAIN PORTFOLIO SECURITIES

      The following information regarding the securities that the Fund may purchase supplements that found in the Fund's prospectus.

      AMERICAN DEPOSITORY RECEIPTS ("ADRS") AND NEW YORK SHARES. The Fund may invest in U.S. dollar-denominated ADRs and "New York Shares." ADRs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by foreign companies. New York Shares are securities of foreign companies that are issued for trading in the United States. ADRs and New York Shares are traded in the United States on national securities exchanges or in the over-the-counter market. Investment in securities of foreign issuers presents certain risks, including those resulting from adverse political and economic developments and the imposition of foreign governmental laws or restrictions. See "Foreign Securities."

      CORPORATE OBLIGATIONS. The Fund may invest in corporate obligations rated at least Baa by Moody's Investors Service, Inc. ("Moody's") or BBB by Standard & Poor's, or if unrated, of comparable quality as determined by Dreyfus. Securities rated BBB by Standard & Poor's or Baa by Moody's are considered by those rating agencies to be "investment grade" securities, although Moody's considers securities rated Baa to have speculative characteristics. Further, while bonds rated BBB by Standard & Poor's exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and principal for debt in this category than debt in higher rated categories. The Fund will dispose in a prudent and orderly fashion of bonds whose ratings drop below these minimum ratings.

      GOVERNMENT OBLIGATIONS. The Fund may invest in a variety of U.S. Treasury obligations, which differ only in their interest rates, maturities and times of issuance: (a) U.S. Treasury bills have a maturity of one year or less, (b) U.S. Treasury notes have maturities of one to ten years, and (c) U.S. Treasury bonds generally have maturities of greater than ten years.

      In addition to U.S. Treasury obligations, the Fund may invest in obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are supported by any of the following: (a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury, (c) the discretionary authority of the U.S. Government agency or instrumentality, or (d) the credit of the instrumentality. (Examples of agencies and instrumentalities are: Federal Land Banks, Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks,
General Services Administration, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board, Inter-American Development Bank, Asian-American Development Bank, Student Loan Marketing Association, International Bank for Reconstruction and Development and Fannie Mae.) No assurance can be given that the U.S. Government will provide financial support to the agencies or instrumentalities described in (b), (c) and (d) in the future, other than as set forth above, since it is not obligated to do so by law.

      REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with U.S. Government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with such other brokers or dealers that meet the Fund's credit guidelines. This technique offers a method of earning income on idle cash. In a repurchase agreement, the Fund buys a security from a seller that has agreed to repurchase the same security at a mutually agreed upon date and price. The Fund's resale price will be in excess of the purchase price, reflecting an agreed upon interest rate. This interest rate is effective for the period of time the Fund is invested in the agreement and is not related to the coupon rate on the underlying security. Repurchase agreements may also be viewed as a fully collateralized loan of money by the Fund to the seller. The period of these repurchase agreements will usually be short, from overnight to one week, and at no time will the Fund invest in repurchase agreements for more than one year. The Fund will always receive as collateral securities whose market value including accrued interest is, and during the entire term of the agreement remains, at least equal to 100% of the dollar amount invested by the Fund in each agreement, and the Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the Custodian. If the seller defaults, the Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of a security which is the subject of a repurchase agreement, realization upon the collateral by the Fund may be delayed or limited. The Fund seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligors under repurchase agreements, in accordance with the Fund's credit guidelines.

      COMMERCIAL PAPER. The Fund may invest in commercial paper. These instruments are short-term obligations issued by banks and corporations that have maturities ranging from two to 270 days. Each instrument may be backed only by the credit of the issuer or may be backed by some form of credit enhancement, typically in the form of a guarantee by a commercial bank. Commercial paper backed by guarantees of foreign banks may involve additional risk due to the difficulty of obtaining and enforcing judgments against such banks and the generally less restrictive regulations to which such banks are subject. The Fund will only invest in commercial paper of U.S. and foreign companies rated at the time of purchase at least A-1 by Standard & Poor's, Prime-1 by Moody's, F-1 by Fitch Investors Service, LLP, Duff 1 by Phoenix Duff & Phelps, Corp., or A1 by IBCA, Inc.

      BANK INSTRUMENTS. The Fund may purchase bankers' acceptances, certificates of deposit, time deposits, and other short-term obligations issued by domestic banks, foreign subsidiaries or foreign branches of domestic banks, domestic and foreign banks, domestic savings and loan associations and other banking institutions. Included among such obligations are Eurodollar certificates of deposit ("ECDs"), Eurodollar time deposits ("ETDs") and Yankee Dollar certificates of deposit ("Yankee CDs"). ECDs are U.S. dollar-denominated certificates of deposit issued by foreign branches of domestic banks. ETDs are U.S. dollar-denominated time deposits in a foreign branch of a U.S. bank or a foreign bank. Yankee CDs are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States. The Fund may also invest in Eurodollar bonds and notes, which are obligations that pay principal and interest in U.S. dollars held in banks outside the United States, primarily in Europe. All of these obligations are subject to somewhat different risks than are the obligations of domestic banks or issuers in the United States. See "Foreign Securities."

      FOREIGN SECURITIES. The Fund may purchase securities of foreign issuers and may invest in obligations of foreign branches of domestic banks and domestic branches of foreign banks. Investment in foreign securities presents certain risks, including those resulting from fluctuations in currency exchange rates, revaluation of currencies, adverse political and economic developments, the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions, reduced availability of public information concerning issuers, and the fact that foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic issuers. Moreover, securities of many foreign issuers may be less liquid and their prices more volatile than those of comparable domestic issuers. In addition, with respect to certain foreign countries, there is the possibility of expropriation, confiscatory taxation and limitations on the use or removal of funds or other assets of the Fund, including withholding of dividends. Foreign securities may be subject to foreign government taxes that would reduce the yield on such securities.

      ILLIQUID SECURITIES. The Fund will not knowingly invest more than 15% of the value of its net assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation (irrespective of any legal or contractual restrictions on resale.) The Fund may invest in commercial obligations issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended ("Section 4(2) paper"). The Fund may also purchase securities that are not registered under the Securities Act of

1933, as amended, but that can be sold to qualified institutional buyers in accordance with Rule 144A under that Act ("Rule 144A securities"). Liquidity determinations with respect to Section 4(2) paper and Rule 144A securities will be made by the Board of Directors or by Dreyfus pursuant to guidelines established by the Board of Directors. The Board or Dreyfus will consider availability of reliable price information and other relevant information in making such determinations. Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors, such as the Fund, that agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be pursuant to registration or an exemption therefrom. Section 4(2) paper normally is resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. Rule 144A securities generally must be sold to other qualified institutional buyers. If a particular investment in Section 4(2) paper or Rule 144A securities is not determined to be liquid, that investment will be included within the percentage limitation on investment in illiquid securities. The ability to sell Rule 144A securities to qualified institutional buyers is a recent development and it is not possible to predict how this market will mature. Investing in Rule 144A securities could have the effect of increasing the level of Fund illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities from the Fund or other holders.

      WARRANTS. A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the corporation's capital stock at a set price for a specified period of time. The Fund may invest up to 5% of its net assets in warrants, except that this limitation does not apply to warrants purchased by the Fund that are sold in units with, or attached to, other securities.

      CONVERTIBLE SECURITIES. The Fund may purchase convertible securities, which are fixed-income securities such as bonds or preferred stock that may be converted into or exchanged for a specified number of shares of common stock of the same or a different issuer within a specified period of time and at a specified price or formula. Convertible securities are senior to common stock in a corporation's capital structure, but may be subordinated to non-convertible debt securities. Before conversion, convertible securities ordinarily provide a stable stream of income with yields generally higher than those on common stock, but lower than those on non-convertible debt securities of similar quality. In general, the market value of a convertible security is the higher of its "investment value" (I.E., its value as a fixed-income security) or its "conversion value" (I.E., the value of the underlying shares of common stock if the security is converted). As a fixed-income security, the market value of a convertible security generally increases when interest rates decline and generally decreases when interest rates rise. However, the price of a convertible security also is influenced by the market value of the security's underlying common stock. Thus, the price of a convertible security generally increases as the market value of the underlying stock rises, and generally decreases as the market value of the underlying stock declines. Investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

      PREFERRED STOCK. The Fund may also purchase preferred stock, which is a class of capital stock that typically pays dividends at a specified rate. Preferred stock is generally senior to common stock, but subordinate to debt securities, with respect to the payment of dividends and on liquidation of the issuer. In general, the market value of preferred stock is its "investment value," or its value as a fixed-income security. Accordingly, the market value of preferred stock generally increases when interest rates decline and decreases when interest rates rise, but, as with debt securities, is also affected by the issuer's ability to make payments on the preferred stock.

      OTHER INVESTMENT COMPANIES. The Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the Investment Company Act of 1940, as amended (the "1940 Act"). As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.

INVESTMENT TECHNIQUES

      In addition to the principal investment strategies discussed in the Fund's Prospectus, the Fund also may engage in the investment techniques described below. The Fund might not use, or may not have the ability to use, any of these strategies and there can be no assurance that any strategy that is used will succeed.

      BORROWING. The Fund is authorized, within specified limits, to borrow money for temporary administrative purposes and to pledge its assets in connection with such borrowings.

      WHEN-ISSUED SECURITIES AND DELAYED DELIVERY TRANSACTIONS. New issues of U.S. Treasury and Government securities are often offered on a "when-issued" basis. This means that delivery and payment for the securities normally will take place approximately 7 to 45 days after the date the buyer commits to purchase them. The payment obligation and the interest rate that will be received on securities purchased on a "when-issued" basis are each fixed at the time the buyer enters into the commitment. The Fund will make commitments to purchase such securities only with the intention of actually acquiring the securities, but the Fund may sell these securities or dispose of the commitment before the settlement date if it is deemed advisable as a matter of investment strategy. Cash or marketable high-grade debt securities equal to the amount of the above commitments will be segregated on the Fund's records. For the purpose of determining the adequacy of these securities the segregated securities will be valued at market. If the market value of such securities declines, additional cash or securities will be segregated on the Fund's records on a daily basis so that the market value of the account will equal the amount of such commitments by the Fund.

      Securities purchased on a "when-issued" basis and the securities held by the Fund are subject to changes in market value based upon the public's perception of changes in the level of interest rates. Generally, the value of such securities will fluctuate inversely to changes in interest rates i.e., they will appreciate in value when interest rates decline and decrease in value when interest rates rise. Therefore, if in order to achieve higher interest income the Fund remains substantially fully invested at the same time that it has purchased securities on a "when-issued" basis, there will be a greater possibility of fluctuation in the Fund's net asset value ("NAV").

      When payment for "when-issued" securities is due, the Fund will meet its obligations from then-available cash flow, the sale of segregated securities, the sale of other securities and/or, although it would not normally expect to do so, from the sale of the "when-issued" securities themselves (which may have a market value greater or less than the Fund's payment obligation). The sale of securities to meet such obligations carries with it a greater potential for the realization of capital gains, which are subject to federal income taxes.

      To secure advantageous prices or yields, the Fund may purchase or sell securities for delayed delivery. In such transactions, delivery of the securities occurs beyond the normal settlement periods, but no payment or delivery is made by the Fund prior to the actual delivery or payment by the other party to the transaction. The purchase of securities on a delayed delivery basis involves the risk that the value of the securities purchased will decline prior to the settlement date. The sale of securities for delayed delivery involves the risk that the prices available in the market on the delivery date may be greater than those obtained in the sale transaction. The Fund will establish a segregated account consisting of cash, U.S. Government Securities or other high-grade debt obligations in an amount at least equal at all times to the amounts of its delayed delivery commitments.

      LOANS OF FUND SECURITIES. The Fund may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. The Fund continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities, which affords the Fund an opportunity to earn interest on the amount of the loan and on the loaned securities' collateral. Loans of portfolio securities may not exceed one-third of the value of the Fund's total assets and the Fund will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. These loans are terminable by the Fund at any time upon specified notice. The Fund might experience loss if the institution to which it has lent its securities fails financially or breaches its agreement with the Fund. In addition, it is anticipated that the Fund may share with the borrower some of the income received on the collateral for the loan or that it will be paid a premium for the loan. In determining whether to lend securities, the Fund considers all relevant factors and circumstances including the creditworthiness of the borrower.

      REVERSE REPURCHASE AGREEMENTS. The Fund may enter into reverse repurchase agreements to meet redemption requests where the liquidation of Fund securities is deemed by Dreyfus to be disadvantageous. Under a reverse repurchase agreement, the Fund: (1) transfers possession of Fund securities to a bank or broker-dealer in return for cash in an amount equal to a percentage of the securities' market value; and (2) agrees to repurchase the securities at a future date by repaying the cash with interest. The Fund retains record ownership of the securities involved including the right to receive interest and principal payments. Cash or liquid high-grade debt securities held by the Fund equal in value to the repurchase price including any accrued interest will be maintained in a segregated account while a reverse repurchase agreement is in effect.

      FUTURES, OPTIONS AND OTHER DERIVATIVE INSTRUMENTS. The Fund may purchase and sell various financial instruments ("Derivative Instruments"), including financial futures contracts (such as index futures contracts) and options (such as options on U.S. and foreign securities or indices of such securities). The index Derivative Instruments the Fund may use may be based on indices of U.S. or foreign equity or debt securities. These Derivative Instruments may be used, for example, to preserve a return or spread or to facilitate or substitute for the sale or purchase of securities.

      Hedging strategies can be broadly categorized as "short hedges" and "long hedges." A short hedge is a purchase or sale of a Derivative Instrument intended partially or fully to offset potential declines in the value of one or more investments held in the Fund's portfolio. Thus, in a short hedge the Fund takes a position in a Derivative Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged.

      Conversely, a long hedge is a purchase or sale of a Derivative Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that the Fund intends to acquire. Thus, in a long hedge the Fund takes a position in a Derivative Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged. A long hedge is sometimes referred to as an anticipatory hedge. In an anticipatory hedge transaction, the Fund does not own a corresponding security and, therefore, the transaction does not relate to a security the Fund owns. Rather, it relates to a security that the Fund intends to acquire. If the Fund does not complete the hedge by purchasing the security it anticipated purchasing, the effect on the Fund's portfolio is the same as if the transaction were entered into for speculative purposes.

      Derivative Instruments on securities generally are used to hedge against price movements in one or more particular securities positions that the Fund owns or intends to acquire. Derivative Instruments on indices, in contrast, generally are used to attempt to hedge against price movements in market sectors in which the Fund has invested or expects to invest. Derivative Instruments on debt securities may be used to hedge either individual securities or broad debt market sectors.

      The use of Derivative Instruments is subject to applicable regulations of the Securities and Exchange Commission ("SEC"), the several options and futures exchanges upon which they are traded, the Commodity Futures Trading Commission ("CFTC") and various state regulatory authorities. In addition, the Fund's ability to use Derivative Instruments may be limited by tax considerations. See "Dividends, Other Distributions and Taxes."

      In addition to the instruments, strategies and risks described below and in the Prospectus, Dreyfus expects to discover additional opportunities in connection with other Derivative Instruments. These new opportunities may become available as Dreyfus develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new techniques are developed. Dreyfus may utilize these opportunities to the extent that they are consistent with the Fund's investment objective, and permitted by the Fund's investment policies and applicable regulatory authorities.

      SPECIAL  RISKS.  The  use  of  Derivative   Instruments  involves  special
considerations and risks, certain of which are described below. Risks pertaining to particular Derivative Instruments are described in the sections that follow.

      (1) Successful use of most Derivative Instruments depends upon Dreyfus' ability not only to forecast the direction of price fluctuations of the investment involved in the transaction, but also to predict movements of the overall securities and interest rate markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.

      (2) There might be imperfect correlation, or even no correlation, between price movements of a Derivative Instrument and price movements of the investments being hedged. For example, if the value of a Derivative Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which Derivative Instruments are traded. The effectiveness of hedges using Derivative Instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

      Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match the Fund's current or anticipated investments exactly. The Fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the Fund's other investments.

      Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. The Fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in the Fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

      (3) If successful, the above-discussed strategies can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements. However, such strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements. For example, if the Fund entered into a short hedge because Dreyfus projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the Derivative Instrument. Moreover, if the price of the Derivative Instrument declined by more than the increase in the price of the security, the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not attempted to hedge at all.

      (4) As described below, the Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in Derivative Instruments involving obligations to third parties (I.E., Derivative Instruments other than purchased options). If the Fund were unable to close out its positions in such Derivative Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to close out a position in a Derivative Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction
("counterparty") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund.

      (5) The purchase and sale of Derivative Instruments could result in a loss if the counterparty to the transaction does not perform as expected and may increase portfolio turnover rates, which results in correspondingly greater commission expenses and transaction costs and may result in certain tax consequences.

      COVER FOR DERIVATIVE INSTRUMENTS. Transactions using Derivative Instruments may expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, futures or options, or (2) cash and short-term liquid debt securities with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. The Fund will comply with SEC guidelines regarding cover for Derivative
Instruments and will, if the guidelines so require, set aside cash, U.S. Government securities or other liquid, high-grade debt securities in a segregated account with its custodian in the prescribed amount.

      Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Derivative Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the Fund's assets to cover or segregated accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

      OPTIONS. A call option gives the purchaser the right to buy, and obligates the writer to sell, the underlying investment at the agreed upon exercise price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy, the underlying investment at the agreed upon exercise price during the option period. A purchaser of an option pays an amount, known as the premium, to the option writer in exchange for rights under the option contract.

      Options on indices are similar to options on securities except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities.

      The purchase of call options can serve as a long hedge, and the purchase of put options can serve as a short hedge. Writing put or call options can enable the Fund to enhance income or yield by reason of the premiums paid by the purchasers of such options. However, if the market price of the security or other instrument underlying a put option declines to less than the exercise price on the option, minus the premium received, the Fund would expect to suffer a loss.

      Writing call options can also serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the investment appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Fund will be obligated to sell the investment at less than its market value.

      Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the investment depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to purchase the investment at more than its market value.

      The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the historical price volatility of the underlying investment and general market conditions. Options that expire unexercised have no value and the Fund would experience losses to the extent of premiums paid for them.

      The Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

      The Fund may purchase and sell both exchange-traded and over-the-counter ("OTC") options. Exchange-traded options in the United States are issued by a clearing organization that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between the Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction. The Fund will enter into only those option contracts that are listed on a national securities or commodities exchange or traded in the OTC market for which there appears to be a liquid secondary market. The Fund will not purchase put or call options that are traded on a national exchange in an amount exceeding 5% of its net assets.

      The Fund will not purchase or write OTC options if, as a result of such transaction, the sum of (i) the market value of outstanding OTC options purchased by the Fund, (ii) the market value of the underlying securities covered by outstanding OTC call options written by the Fund, and (iii) the market value of all other assets of the Fund that are illiquid or are not otherwise readily marketable, would exceed 15% of the net assets of the Fund, taken at market value. However, if an OTC option is sold by the Fund to a primary U.S. Government securities dealer recognized by the Federal Reserve Bank of New York and the Fund has the unconditional contractual right to repurchase such OTC option from the dealer at a predetermined price, then the Fund will treat as illiquid such amount of the underlying securities as is equal to the repurchase price less the amount by which the option is "in-the-money" (the difference between the current market value of the underlying securities and the option's strike price). The repurchase price with primary dealers is typically a formula price that is generally based on a multiple of the premium received for the option plus the amount by which the option is "in-the-money."

      The Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. Although the Fund will enter into OTC options only with major dealers in unlisted options, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, the Fund might be unable to close out an OTC option position at any time prior to its expiration.

      If the Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

      The Fund may write only covered call options on securities. A call option is covered if the Fund owns the underlying security or a call option on the same security with a lower strike price.

      FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. When the Fund purchases a futures contract, it incurs an obligation to take delivery of a specified amount of the obligation underlying the futures contract at a specified time in the future for a specified price. When the Fund sells a futures contract, it incurs an obligation to deliver a specified amount of the obligation underlying the futures contract at a specified time in the future for an agreed upon price. With respect to index futures, no physical transfer of the securities underlying the index is made. Rather, the parties settle by exchanging in cash an amount based on the difference between the contract price and the closing value of the index on the settlement date.

      When the Fund writes an option on a futures contract, it becomes obligated, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time during the term of the option. If the Fund writes a call, it assumes a short futures position. If the Fund writes a put, it assumes a long futures position. When the Fund purchases an option on a futures contract, it acquires the right, in return for the premium it pays, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put).

      The purchase of futures or call options on futures can serve as a long hedge, and the sale of futures or the purchase of put options on futures can serve as a short hedge. Writing call options on futures contracts can serve as a limited short hedge, using a strategy similar to that used for writing call options on securities or indices. Similarly, writing put options on futures contracts can serve as a limited long hedge.

      No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract the Fund is required to deposit "initial margin" consisting of cash or U.S. Government securities in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Fund may be required by an exchange to increase the level of its initial margin payment.

      Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking-to-market." Variation margin does not involve borrowing, but rather represents a daily settlement of the Fund's obligations to or from a futures broker. When the Fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when the Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

      Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. Although the Fund intends to enter into futures and options on futures only on exchanges or boards of trade where there appears to be a liquid secondary market, there can be no assurance that such a market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

      Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

      If the Fund were unable to liquidate a futures or options on futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

      To the extent  that the Fund  enters into  futures  contracts,  options on futures contracts, or options on foreign currencies traded on an exchange regulated by the CFTC, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money" at the time of purchase) will not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. This policy does not limit to 5%, the percentage of the Fund's assets that are at risk in futures contracts and options on futures contracts.

      The Fund will not enter into futures contracts to the extent that its outstanding obligations under these contracts would exceed 25% of the Fund's total assets.

      CERTAIN INVESTMENTS. From time to time, to the extent consistent with its investment objective, policies and restrictions, the Fund may invest in securities of companies with which Mellon Bank, N.A. ("Mellon Bank"), an affiliate of Dreyfus, has a lending relationship.

      MASTER/FEEDER OPTION. The Company may in the future seek to achieve the Fund's investment objective by investing all of the Fund's net investable assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to the Fund. Shareholders of the Fund will be given at least 30 days' prior notice of any such investment. Such investment would be made only if the Company's Board of Directors determines it to be in the best interest of the Fund and its shareholders. In making that determination, the Company's Board of Directors will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiency. Although the Fund believes that the Company's Board of Directors will not approve an arrangement that is likely to result in higher costs, no assurance is given that costs will be materially reduced if this option is implemented.

INVESTMENT RESTRICTIONS

      FUNDAMENTAL. The following limitations have been adopted by the Fund. The Fund may not change any of these fundamental investment limitations without the consent of: (a) 67% or more of the shares present at a meeting of shareholders duly called if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy; or (b) more than 50% of the outstanding shares of the Fund, whichever is less. The Fund may not:

      1. Purchase any securities which would cause 25% or more of the value of the Fund's total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal activities in the same industry. (For purposes of this limitation, U.S. Government securities and state or municipal governments and their political subdivisions are not considered members of any industry.)

      2. Borrow money or issue senior securities as defined in the 1940 Act except that (a) the Fund may borrow money in an amount not exceeding one-third of the Fund's total assets at the time of such borrowing, and (b) the Fund may issue multiple classes of shares. The purchase or sale of options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not be considered to involve the borrowing of money or issuance of senior securities.

      3. Purchase with respect to 75% of the Fund's total assets securities of any issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

      4. Make loans or lend securities, if as a result thereof more than one-third of the Fund's total assets would be subject to all such loans. For purposes of this limitation debt instruments and repurchase agreements shall not be treated as loans.

      5. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate, including mortgage loans, or securities of companies that engage in the real estate business or invest or deal in real estate or interests therein).

      6. Underwrite securities issued by any other person, except to the extent that the purchase of securities and the later disposition of such securities in accordance with the Fund's investment program may be deemed an underwriting.

      7. Purchase or sell commodities except that the Fund may enter into options, forward contracts, and futures contracts, including those related to indices, and options on futures contracts or indices.

      NONFUNDAMENTAL The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its investable assets in securities of a single open-end management investment company with substantially the same investment objective, policies and limitations as the Fund.

      The  Fund   has   adopted   the   following   additional   non-fundamental
restrictions.   These  non-fundamental   restrictions  may  be  changed  without
shareholder approval, in compliance with applicable law and regulatory policy.

      1. The Fund will not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements with remaining maturities in excess of seven days, time deposits with maturities in excess of seven days, and other securities that are not readily marketable. For purposes of this limitation, illiquid securities shall not include commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933, as amended, and securities that may be resold under Rule 144A under that Act, provided that the Board of Directors, or its delegate, determines that such securities are liquid, based upon the trading markets for the specific security.

      2. The Fund will not invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets and except to the extent otherwise permitted by the 1940 Act.

      3. The Fund will not purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options shall not constitute purchasing securities on margin.

      4. The Fund will not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling short.

      5. The Fund will not purchase any security while borrowings representing more than 5% of the Fund's total assets are outstanding.

      If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in such percentage resulting from a change in the values of assets will not constitute a violation of such restriction, except as otherwise required by the 1940 Act.

      If the Fund's investment objective, policies, restrictions, practices or procedures change, shareholders should consider whether the Fund remains an appropriate investment in light of the shareholder's then-current position and needs.


                             MANAGEMENT OF THE FUND

FEDERAL LAW AFFECTING  MELLON BANK

      The Glass-Steagall Act of 1933 prohibits national banks from engaging in the business of underwriting, selling or distributing securities and prohibits a member bank of the Federal Reserve System from having certain affiliations with an entity engaged principally in that business. The activities of Mellon Bank in informing its customers of, and performing, investment and redemption services in connection with the Fund, and in providing services to the Fund as custodian, as well as Dreyfus' investment advisory activities, may raise issues under these provisions. Mellon Bank has been advised by counsel that the activities contemplated under these arrangements are consistent with its statutory and regulatory obligations.

      Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of such future statutes and regulations, could prevent Mellon Bank or Dreyfus from continuing to perform all or a part of the above services for its customers and/or the Fund. If Mellon Bank or Dreyfus were prohibited from serving the Fund in any of its present capacities, the Board of Directors would seek an alternative provider(s) of such services.

DIRECTORS AND OFFICERS

      The Company's Board is responsible for the management and supervision of the Fund. The Board approves all significant agreements between the Company, on behalf of the Fund, and those companies that furnish services to the Fund. These companies are as follows:

      The Dreyfus Corporation.................................Investment Adviser
      Premier Mutual Fund Services, Inc..............................Distributor
      Dreyfus Transfer, Inc.......................................Transfer Agent
      Mellon Bank.........................................Custodian for the Fund

      The Company has a Board composed of nine Directors. The following lists the Directors and officers and their positions with the Company and their present and principal occupations during the past five years. Each Director who is an "interested person" of the Company (as defined in the 1940 Act) is indicated by an asterisk(*). Each of the Directors also serves as a Trustee of The Dreyfus/Laurel Funds Trust and The Dreyfus/Laurel Tax-Free Municipal Funds (collectively, with the Company, the "Dreyfus/Laurel Funds") and the Dreyfus High Yield Strategies Fund.

DIRECTORS OF THE COMPANY

o+JOSEPH S. DIMARTINO, Chairman of the Board of the Company. Since January 1995,
      Mr. DiMartino has served as Chairman of the Board for various funds in the Dreyfus Family of Funds. He is also a Director of The Noel Group, Inc., a venture capital company (for which from February 1995 until November 1997, he was Chairman of the Board), The Muscular Dystrophy Association, HealthPlan Services Corporation, a provider of marketing, administrative and risk management services to health and other benefit programs, Carlyle Industries, Inc. (formerly Belding Heminway Company, ) a button packager and distributor; Century Business Services, Inc. (formerly, International Alliance Services, Inc.), a provider of various outservicing functions for small and medium sized companies, and Career Blazers, Inc (formerly Staffing Resources) a temporary placement agency, Mr. DiMartino is also a Board member of 152 other funds in the Dreyfus Family of Funds. For more than five years prior to January 1995, he was President, a director and, until August 24, 1994, Chief Operating Officer of Dreyfus and Executive Vice President and a director of Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus. From August 1994 to December 31, 1994, he was a director of Mellon Bank Corporation. Age: 55 years old. Address:
      200 Park Avenue, New York, New York 10166.

o+JAMES M.  FITZGIBBONS.  Director  of  the  Company;  Director,  Lumber  Mutual
      Insurance Company; Director, Barrett Resources, Inc. Age: 64 years old. Address: 40 Norfolk Road, Brookline, Massachusetts 02167.

o*J. TOMLINSON FORT. Director of the Company; Partner, Reed, Smith, Shaw & McClay (law firm). Age: 70 years old. Address: 204 Woodcock Drive, Pittsburgh, Pennsylvania 15215.

o+ARTHUR  L.  GOESCHEL.  Director   of  the  Company;  Director,  Calgon  Carbon
      Corporation; Director, Cerex Corporation; former Chairman of the Board and Director, Rexene Corporation. Age: 77 years old. Address: Way Hallow Road and Woodland Road, Sewickley, Pennsylvania 15143.

o+KENNETH A.  HIMMEL.  Director  of  the Company;  former  Director,  The Boston
      Company, Inc. ("TBC") and Boston Safe Deposit and Trust Company; President and Chief Executive Officer, Himmel & Co., Inc.; Vice Chairman, Sutton Place Gourmet, Inc.; Managing Partner, Franklin Federal Partners.
      Age: 52 years old. Address: 625 Madison Avenue, New York, New York 10022.

o+STEPHEN  J.  LOCKWOOD.  Director  of  the  Company;  President  and  CEO,  LDG
      Management Company Inc.; CEO, LDG Reinsurance Underwriters, SRRF Management Inc. and Medical Reinsurance Underwriters Inc. Age: 51 years old. Address: 401 Edgewater Place, Wakefield, Massachusetts 01880.

o+JOHN J.  SCIULLO.  Director of  the Company;  Dean  Emeritus and  Professor of
      Law, Duquesne University Law School; Director, Urban Redevelopment Authority of Pittsburgh; Member of Advisory Committee, Decedents Estates Laws of Pennsylvania. Age: 67 years old. Address: 321 Gross Street, Pittsburgh, Pennsylvania 15224.

o+ROSLYN M.  WATSON.  Director  of  the  Company;  Principal,  Watson  Ventures,
      Inc.; Director, American Express Centurion Bank; Director, Harvard/Pilgrim Community Health Plan, Inc.; Director, Massachusetts Electric Company; Director, the Hyams Foundation, Inc. Age: 49 years old. Address: 25 Braddock Park, Boston, Massachusetts 02116-5816.

o+BENAREE PRATT WILEY.  Director  of  the  Company;  President  and  CEO of  The
      Partnership, an organization dedicated to increasing the representation of African Americans in positions of leadership, influence and decision-making in Boston, MA; Trustee, Boston College; Trustee, WGBH Educational Foundation; Trustee, Children's Hospital; Director, The Greater Boston Chamber of Commerce; Director, The First Albany Companies, Inc.; from April 1995 to March 1998, Director, TBC, an affiliate of Dreyfus. Age: 52 years old. Address: 334 Boylston Street, Suite 400, Boston, Massachusetts.

____________________________
*     "Interested person" of the Company, as defined in the 1940 Act.
o     Member of the Audit Committee.
+     Member of the Nominating Committee.

OFFICERS OF THE COMPANY

# MARGARET W. CHAMBERS.  Vice  President  and Secretary of  the Company.  Senior
      Vice President and General Counsel of Funds Distributor, Inc. From August 1996 to March 1998, she was Vice President and Assistant General Counsel for Loomis, Sayles & Company, L.P. From January 1986 to July 1996, she was an associate with the law firm of Ropes & Gray. Age: 39 years old.

#MARIE  E.  CONNOLLY.  President   and  Treasurer  of  the  Company.  President,
      Chief Executive Officer, Chief Compliance Officer and a director of the Distributor and Funds Distributor, Inc., the ultimate parent of which is Boston Institutional Group, Inc. Age: 41 years old.

#DOUGLAS C. CONROY.  Vice  President  and  Assistant  Secretary of  the Company.
      Assistant Vice President of Funds Distributor, Inc. From April 1993 to January 1995, he was a Senior Fund Accountant for Investors Bank & Trust Company. Age: 29 years old.

#CHRISTOPHER  J.  KELLEY.  Vice  President  and   Assistant  Secretary  of   the
      Company. Vice President and Senior Associate General Counsel of Funds Distributor, Inc. From April 1994 to July 1996, Mr. Kelley was Assistant Counsel at Forum Financial Group. From October 1992 to March 1994, Mr. Kelley was employed by Putnam Investments in legal and compliance capacities. Age: 34 years old.

#KATHLEEN K. MORRISEY.  Vice President and  Assistant Secretary  of the Company.
      Manager of Treasury Services Administration of Funds Distributor, Inc. From July 1994 to November 1995, she was a Fund Accountant for Investors Bank & Trust Company. Age: 26 years old.

#MARY A.  NELSON.  Vice  President  and  Assistant  Treasurer  of  the  Company.
      Vice President of the Distributor and Funds Distributor, Inc. From September 1989 to July 1994, she was an Assistant Vice President and Client Manager for TBC. Age: 34 years old.

#MICHAEL  S.  PETRUCELLI.  Vice  President,  Assistant  Treasurer and  Assistant
      Secretary of the Company. Senior Vice President and director of Strategic Client Initiatives of Funds Distributor, Inc. From December 1989 through November, 1996, he was employed by GE Investment Services where he held various financial, business development and compliance positions. He also served as Treasurer of the GE Funds and as Director of GE Investment Services. Age: 37 years old.

#STEPHANIE  PIERCE.   Vice  President,   Assistant   Treasurer   and   Assistant
      Secretary of the Company. Vice President and Client Development Manager of Funds Distributor, Inc. From April 1997 to March 1998, she was employed as a Relationship Manager with Citibank, N.A. From August 1995 to April 1997, she was an Assistant Vice President with Hudson Valley Bank, and from September 1990 to August 1995, she was a Second Vice President with Chase Manhattan Bank. Age: 30 years old.

#GEORGE  A.  RIO.  Vice  President  and  Assistant  Treasurer  of  the  Company.
      Executive Vice President and Client Service Director of Funds Distributor, Inc. From June 1995 to March 1998, he was Senior Vice President and Senior Key Account Manager for Putnam Mutual Funds. From May 1994 to June 1995, he was Director of Business Development for First Data Corporation. From September 1983 to May 1994, he was Senior Vice President and Manager of Client Services and Director of Internal Audit at TBC. Age: 44 years old.

#JOSEPH  F.  TOWER,  III.   Vice  President  and  Assistant  Treasurer   of  the
      Company. Senior Vice President, Treasurer, Chief Financial Officer and a Director of the Distributor and Funds Distributor, Inc. From 1988 to August 1994, he was employed by TBC where he held various management positions in the Corporate Finance and Treasury areas. Age: 36 years old.

#ELBA  VASQUEZ.  Vice  President  and  Assistant  Secretary   of   the  Company.
      Assistant Vice President of Funds Distributor, Inc. From March 1990 to May 1996, she was employed by U.S. Trust Company of New York, where she held various sales and marketing positions. Age: 37 years old.

_________________________
# Officer also serves as an officer for other investment companies advised by Dreyfus, including The Dreyfus/Laurel Funds Trust and The Dreyfus/Laurel Tax-Free Municipal Funds.

      The address of each officer of the Company is 200 Park Avenue, New York, New York 10166.

      No officer or employee of the Distributor (or of any parent, subsidiary or affiliate thereof) receives any compensation from the Company for serving as an officer or Director of the Company. In addition, no officer or employee of Dreyfus (or of any parent, subsidiary or affiliate thereof) serves as an officer or Director of the Company. Effective July 1, 1998, the Dreyfus/Laurel Funds pay each Director/Trustee who is not an "interested person" of the Company (as defined in the 1940 Act) $40,000 per annum, plus $5,000 per joint Dreyfus/Laurel Funds Board meeting attended, $2,000 for separate committee meetings attended which are not held in conjunction with a regularly scheduled Board meeting and $500 for Board meetings and separate committee meetings attended that are conducted by telephone. The Dreyfus/Laurel Funds also reimburse each Director/Trustee who is not an "interested person" of the Company (as defined in the 1940 Act) for travel and out-of-pocket expenses. The Chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts). In the event that there is a joint committee meeting of the Dreyfus/Laurel Funds and the Dreyfus High Yield Strategies Fund, the $2,000 fee will be allocated between the Dreyfus/Laurel Funds and the Dreyfus High Yield Strategies Fund. The compensation structure described in this paragraph is referred to hereinafter as the "Current Compensation Structure."

      In addition, the Company currently has three Emeritus Board members who are entitled to receive an annual retainer and a per meeting fee of one-half the amount paid to them as Board members pursuant to the Current Compensation Structure.

      Prior to July 1, 1998, the Dreyfus/Laurel Funds paid each Director/Trustee who was not an "interested person" of the Company (as defined in the 1940 Act) $27,000 per annum (and an additional $25,000 for the Chairman of the Board of Directors/Trustees of the Dreyfus/Laurel Funds) and $1,000 per joint Dreyfus/Laurel Funds Board meeting attended, plus $750 per joint Dreyfus/Laurel Funds Audit Committee meeting attended, and reimbursed each such Director/Trustee for travel and out-of-pocket expenses (the "Former Compensation Structure").

      The aggregate amount of fees and expenses received by each current Director from the Company for the fiscal year ended October 31, 1998, and from all other funds in the Dreyfus Family of Funds for which such person is a Board member for the year ended December 31, 1998, pursuant to the Former Compensation Structure for the period from November 1, 1997 through June 30, 1998 and the Current Compensation Structure for the period from July 1, 1998 through October 31, 1998, were as follows:

                                                        Total Compensation
                          Aggregate                     From the Company
Name of Board             Compensation                  and Fund Complex
Member                    From the Company#             Paid to Board Member****
-------------             -----------------             ------------------------

Joseph S. DiMartino*

James M. Fitzgibbons

J. Tomlinson Fort**           none                                none

Arthur L. Goeschel

Kenneth A. Himmel

Stephen J. Lockwood

John J. Sciullo

Roslyn M. Watson

Benaree Pratt Wiley***
_________________________
# Amounts required to be paid by the Company directly to the non-interested Directors, that would be applied to offset a portion of the management fee payable to Dreyfus, are in fact paid directly by Dreyfus to the non-interested Directors. Amount does not include reimbursed expenses for attending Board meetings, which amounted to $[ ] for the Company.

* Mr. DiMartino became Chairman of the Board of the Dreyfus/Laurel Funds on January 1, 1999.

** J. Tomlinson Fort is paid directly by Dreyfus for serving as a Board member of the Company and the funds in the Dreyfus/Laurel Funds and separately by the Dreyfus High Yield Strategies Fund. For the fiscal year ended October 31, 1998, the aggregate amount of fees and expenses received by J. Tomlinson Fort from Dreyfus for serving as a Board member of the Company was ______________________. For the year ended December 31, 1998, the aggregate amount of fees and expenses received by Mr. Fort for serving as a Board member of all funds in the Dreyfus/Laurel Funds (including the Company) and Dreyfus High Yield Strategies Fund (for which payment is made directly by the fund) was ______________________. In addition, Dreyfus reimbursed Mr. Fort a total of $__________________ for expenses attributable to the Company's Board meetings which is not included in the $__________________ amount in note # above.

*** Payments to Ms. Wiley were for the period from April 23, 1998 (the date she was elected as a Board member) through October 31, 1998.

****  The Dreyfus Family of Funds consists of ___ mutual funds.

      The officers and Directors of the Company as a group owned beneficially less than 1% of the total shares of the Fund outstanding as of November __, 1998.

      PRINCIPAL   SHAREHOLDERS.   As  of  January  31,   1999,   the   following
shareholder(s) owned of record 5% or more of Class A, Class B, Class C or Class R of the Fund: _________.

                             MANAGEMENT ARRANGEMENTS


      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTIONS IN THE FUND'S PROSPECTUS ENTITLED "EXPENSES" AND "Management."

      Dreyfus is a wholly-owned subsidiary of Mellon Bank Corporation ("Mellon"). Mellon is a publicly owned multibank holding company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets. Mellon is among the 25 largest bank holding companies in the United States based on total assets.

      MANAGEMENT AGREEMENT. Dreyfus serves as the investment manager for the Fund pursuant to an Investment Management Agreement with the Company dated April 4, 1994 (the "Management Agreement"), transferred to Dreyfus as of October 17, 1994, subject to the overall authority of the Company's Board of Directors in accordance with Maryland law. Pursuant to the Management Agreement, Dreyfus provides, or arranges for one or more third parties to provide, investment advisory, administrative, custody, fund accounting and transfer agency services to the Fund. As investment manager, Dreyfus manages the Fund by making investment decisions based on the Fund's investment objective, policies and restrictions. The Management Agreement is subject to review and approval at least annually by the Board of Directors.

      The Management Agreement will continue from year to year provided that a majority of the Directors who are not "interested persons" of the Company and either a majority of all Directors or a majority (as defined in the 1940 Act) of the shareholders of the Fund approve its continuance. The Management Agreement was last approved by the Board of Directors on _________, 1999 to continue until ________, 2000. The Company may terminate the Management Agreement upon the vote of a majority of the Board of Directors or upon the vote of a majority of the Fund's outstanding voting securities on 60 days' written notice to Dreyfus. Dreyfus may terminate the Management Agreement upon 60 days' written notice to the Company. The Management Agreement will terminate immediately and automatically upon its assignment.

      The following persons are officers and/or directors of Dreyfus: W. Keith Smith, Chairman of the Board; Christopher M. Condron, President, Chief Executive Officer, Chief Operating Officer and a director; Stephen E. Canter, Vice Chairman, Chief Investment Officer and a director; Lawrence S. Kash, Vice Chairman-Distribution and a director; Ronald P. O'Hanley III, Vice Chairman; J. David Officer, Vice Chairman and a director; William T. Sandalls, Jr., Executive Vice President; Mark N. Jacobs, Vice President, General Counsel and Secretary; Patrice M. Kozlowski, Vice President-Corporate Communications; Mary Beth Leibig, Vice President-Human Resources; Andrew S. Wasser, Vice-President-Information Systems; Theodore A. Schachar, Vice President; Wendy Strutt, Vice President; Richard Terres, Vice President; William H. Maresca, Controller; James Bitetto, Assistant Secretary; Steven F. Newman, Assistant Secretary; and Mandell L. Berman, Burton C. Borgelt, Frank V. Cahouet and Richard F. Syron, directors.

      EXPENSES. Under the Management Agreement, the Fund has agreed to pay Dreyfus a monthly fee at the annual rate of 1.25% of the value of the Fund's average daily net assets. Dreyfus pays all of the Fund's expenses, except brokerage fees, taxes, interest, fees and expenses of the non-interested directors (including counsel fees), Rule 12b-1 fees (if applicable) and extraordinary expenses. Although Dreyfus does not pay for the fees and expenses of the non-interested Directors (including counsel fees), Dreyfus is contractually required to reduce its investment management fee by an amount equal to the Fund's allocable share of such fees and expenses. From time to time, Dreyfus may voluntarily waive a portion of the investment management fees payable by the Fund, which would have the effect of lowering the expense ratio of the Fund and increasing return to investors. Expenses attributable to the Fund are charged against the Fund's assets; other expenses of the Company are allocated among its funds on the basis determined by the Board, including, but not limited to, proportionately in relation to the net assets of each fund.

      For the last three years, the Fund had the following expenses:

                                    For the Fiscal  Year  Ended  October 31,
                                    1998            1997           1996
                                    ----            ----           ----

Management fees                     $____           $____          $_____

      THE DISTRIBUTOR. Premier Mutual Fund Services, Inc. (the "Distributor"), located at 60 State Street, Boston, Massachusetts 02109, serves as the Fund's distributor on a best efforts basis pursuant to an agreement which is renewable annually. Dreyfus may pay the Distributor for shareholder services from Dreyfus' own assets, including past profits but not including the management fee paid by the Fund. The Distributor may use part or all of such payments to pay certain banks, securities brokers or dealers and other financial institutions ("Agents") for these services. The Distributor also acts as sub-administrator for the Fund and as distributor for the other funds in the Dreyfus Family of Funds.


                               PURCHASE OF SHARES

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTIONS IN THE FUND'S PROSPECTUS ENTITLED "ACCOUNT POLICIES," "SERVICES FOR FUND INVESTORS," "INSTRUCTIONS FOR REGULAR ACCOUNTS," AND "INSTRUCTIONS FOR IRAS."

      GENERAL. When purchasing Fund shares, you must specify which Class is being purchased. The decision as to which Class of shares is most beneficial to you depends on the amount and the intended length of your investment. You should consider whether, during the anticipated life of your investment in the Fund, the accumulated distribution fee, service fee and CDSC, if any, on Class B or Class C shares would be less than the accumulated distribution fee and initial sales charge on Class A shares purchased at the same time, and to what extent, if any, such differential would be offset by the return on Class A shares. Additionally, investors qualifying for reduced initial sales charges who expect to maintain their investment for an extended period of time might consider purchasing Class A shares because the accumulated continuing distribution and service fees on Class B or Class C shares may exceed the accumulated distribution fee and initial sales charge on Class A shares during the life of the investment. Finally, you should consider the effect of the CDSC period and any conversion rights of the Classes in the context of your own investment time frame. For example, while Class C shares have a shorter CDSC period than Class B shares, Class C shares do not have a conversion feature and, therefore, are subject to ongoing distribution and service fees. Thus, Class B shares may be more attractive than Class C shares to investors with longer term investment outlooks. Generally, Class A shares may be more appropriate for investors who invest $1,000,000 or more in Fund shares, but will not be appropriate for investors who invest less than $50,000 in Fund shares. The Fund reserves the right to reject any purchase order.

      Class A shares, Class B shares and Class C shares may be purchased only by clients of Agents, except that full-time or part-time employees of Dreyfus or any of its affiliates or subsidiaries, directors of Dreyfus, Board members of a fund advised by Dreyfus, including members of the Company's Board, or the spouse or minor child of any of the foregoing may purchase Class A shares directly through the Distributor. Subsequent purchases may be sent directly to the Transfer Agent or your Agent.

      Class R shares are sold primarily to Banks acting on behalf of customers having a qualified trust or investment account or relationship at such institution, or to customers who have received or hold shares of the Fund distributed to them by virtue of such an account or relationship. Class R shares may be purchased for a retirement plan only by a custodian, trustee, investment manager or other entity authorized to act on behalf of such a plan. Institutions effecting transactions in Class R shares for the accounts of their clients may charge their clients direct fees in connection with such transactions.

      The minimum initial investment is $1,000. Subsequent investments must be at least $100. The minimum initial investment is $750 for Dreyfus-sponsored Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non working spouse, Roth IRAs, SEP-IRAs and rollover IRAs) and 403(b)(7) Plans with only one participant and $500 for Dreyfus-sponsored Education IRAs, with no minimum on subsequent purchases. The initial investment must be accompanied by the Fund's Account Application. The Fund reserves the right to offer Fund shares without regard to minimum purchase requirements to employees participating in certain qualified or non-qualified employee benefit plans or other programs where contributions or account information can be transmitted in a manner and form acceptable to the Fund. The Fund reserves the right to vary further the initial and subsequent investment minimum requirements at any time.

      The Internal Revenue Code of 1986, as amended (the "Code") imposes various limitations on the amount that may be contributed annually to certain qualified or non-qualified employee benefit plans or other programs, including pension, profit-sharing and other deferred compensation plans, whether established by corporations, partnerships, non-profit entities or state and local governments ("Retirement Plans"). These limitations apply with respect to participants at the plan level and, therefore, do not directly affect the amount that may be invested in the Fund by a Retirement Plan. Participants and plan sponsors should consult their tax advisers for details.

      Fund shares are sold on a continuous basis. NAV per share is determined as of the close of trading on the floor of the New York Stock Exchange ("NYSE") (currently 4:00 p.m., New York time), on each day the NYSE is open for business. For purposes of determining NAV, options and futures contracts will be valued 15 minutes after the close of trading on the floor of the NYSE. NAV per share of each class is computed by dividing the value of the Fund's net assets represented by such class (i.e., the value of its assets less liabilities) by the total number of shares of such class outstanding. For further information regarding the methods employed in valuing the Fund's investments, see "Determination of Net Asset Value".

      If an order is received in proper form by the Transfer Agent or other entity authorized to receive orders on behalf of the Fund by the close of trading on the floor of the NYSE (currently 4:00 p.m., New York time) on a business day, Fund shares will be purchased at the public offering price determined as of the close of trading on the floor of the NYSE on that day. Otherwise, Fund shares will be purchased at the public offering price determined as of the close of trading on the floor of the NYSE on the next business day, except where shares are purchased through a dealer as provided below.

      Orders for the purchase of Fund shares received by dealers by the close of trading on the floor of the NYSE on any business day and transmitted to the Distributor or its designee by the close of its business day (normally 5:15 p.m., New York time) will be based on the public offering price per share determined as of the close of trading on the floor of the NYSE on that day. Otherwise, the orders will be based on the next determined NAV. It is the dealers' responsibility to transmit orders so that they will be received by the Distributor or its designee before the close of its business day. For certain institutions that have entered into agreements with the Distributor, payment for the purchase of Fund shares may be transmitted, and must be received by the Transfer Agent, within three business days after the order is placed. If such payment is not received within three business days after the order is placed, the order may be canceled and the institution could be held liable for resulting fees and/or losses.

      Agents may receive different levels of compensation for selling different Classes of shares. Management understands that some Agents may impose certain conditions on their clients which are different from those described in the Fund's Prospectus, and, to the extent permitted by applicable regulatory authority, may charge their clients direct fees which would be in addition to any amounts which might be received under the Distribution and Service Plans. Each Agent has agreed to transmit to its clients a schedule of such fees. You should consult your Agent in this regard.

      The Distributor may pay dealers a fee of up to 0.5% of the amount invested through such dealers in Fund shares by employees participating in qualified or non-qualified employee benefit plans or other programs where (i) the employers or affiliated employers maintaining such plans or programs have a minimum of 250 employees eligible for participation in such plans or programs or (ii) such plan's or program's aggregate investment in the Dreyfus Family of Funds or certain other products made available by the Distributor to such plans or programs exceeds $1,000,000 ("Eligible Benefit Plans"). Shares of funds in the Dreyfus Family of Funds then held by Eligible Benefit Plans will be aggregated to determine the fee payable. The Distributor reserves the right to cease paying these fees at any time. The Distributor will pay such fees from its own funds, other than amounts received from the Fund, including past profits or any other source available to it.

      Federal regulations require that you provide a certified taxpayer identification number ("TIN") upon opening or reopening an account. See the Fund's Account Application for further information concerning this requirement. Failure to furnish a certified TIN to the Fund could subject you to a $50 penalty imposed by the Internal Revenue Service.

      The public offering price for Class A shares is the NAV of that Class, plus a sales load as shown below:


                                        Total Sales Load as a %            Dealers' Reallowance
     Amount of Transaction              of Offering Price Per Share        as a % of Offering Price
     ---------------------              ---------------------------        ------------------------

Less than $50,000                                 5.75                               5.00
$50,000 to less than $100,000                     4.50                               3.75
$100,000 to less than $250,000                    3.50                               2.75
$250,000 to less than $500,000                    2.50                               2.25
$500,000 to less than $1,000,000                  2.00                               1.75
$1,000,000 or more                                -0-                                -0-


      SALES LOADS -- CLASS A. The scale of sales loads applies to purchases of Class A shares made by any "purchaser," which term includes an individual and/or spouse purchasing securities for his, her or their own account or for the account of any minor children, or a trustee or other fiduciary purchasing securities for a single trust estate or a single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Internal Revenue Code of 1986, as amended (the "Code")) although more than one beneficiary is involved; or a group of accounts established by or on behalf of the employees of an employer or affiliated employers pursuant to an employee benefit plan or other program (including accounts established pursuant to Sections 403(b), 408(k) and 457 of the Code); or an organized group which has been in existence for more than six months, provided that it is not organized for the purpose of buying redeemable securities of a registered investment company and provided that the purchases are made through a central administration or a single dealer, or by other means which result in economy of sales effort or expense.

      Set forth below is an example of the method of computing the offering price of the Fund's Class A shares. The example assumes a purchase of Class A shares of the Fund aggregating less than $50,000 subject to the schedule of sales charges set forth in the Fund's Prospectus at a price based upon the NAV of a Class A share at the close of business on October 31, 1998:

      NAV per share                                              $_____

      Per Share Sales Charge - 5.75% of offering price
       (6.10% of NAV per share)                                  $_____

      Per Share Offering Price to Public                         $_____

      There is no initial sale charge on purchases of $1,000,000 or more of Class A shares. However, if you purchase Class A shares without an initial sales charge as part of an investment of at least $1,000,000 and redeem all or a portion of those shares within one year of purchase, a contingent deferred sales charge ("CDSC") of 1.00% will be assessed at the time of redemption. The Distributor may pay Agents an amount up to 1% of the NAV of Class A shares purchased by their clients that are subject to a CDSC. The terms contained below under "Redemption of Shares - Contingent Deferred Sales Charge - Class B Shares" (other than the amount of the CDSC and time periods) and "Redemption of Shares - Waiver of CDSC" are applicable to the Class A shares subject to a CDSC. Letter of Intent and Right of Accumulation apply to such purchases of Class A shares.

      Full-time employees of NASD member firms and full-time employees of other financial institutions which have entered into an agreement with the Distributor pertaining to the sale of Fund shares (or which otherwise have a brokerage related or clearing arrangement with an NASD member firm or financial institution with respect to the sale of Fund shares) may purchase Class A shares for themselves directly or pursuant to an employee benefit plan or other program, or for their spouses or minor children at NAV, provided that they have furnished the Distributor with such information as it may request from time to time in order to verify eligibility for this privilege. This privilege also applies to full-time employees of financial institutions affiliated with NASD member firms whose full-time employees are eligible to purchase Class A shares at NAV. In addition, Class A shares are offered at NAV to full-time or part-time employees of Dreyfus or any of its affiliates or subsidiaries, directors of Dreyfus, Board members of a fund advised by Dreyfus, including members of the Company's Board, or the spouse or minor child of any of the foregoing.

      Class A shares are offered at NAV without a sales load to employees participating in Eligible Benefit Plans. Class A shares also may be purchased (including by exchange) at NAV without a sales load for Dreyfus-sponsored IRA "Rollover Accounts" with the distribution proceeds from a qualified retirement plan or a Dreyfus-sponsored 403(b)(7) plan, provided that, at the time of such distribution, such qualified retirement plan or Dreyfus-sponsored 403(b)(7) plan
(a) met the requirements of an Eligible Benefit Plan and all or a portion of such plan's assets were invested in funds in the Dreyfus Premier Family of Funds or the Dreyfus Family of Funds or certain other products made available by the Distributor to such plans, or (b) invested all of its assets in certain funds in the Dreyfus Premier Family of Funds or the Dreyfus Family of Funds or certain other products made available by the Distributor to such plans.

      Class A shares may be purchased at NAV through certain broker-dealers and other financial institutions which have entered into an agreement with the Distributor, which includes a requirement that such shares be sold for the benefit of clients participating in a "wrap account" or a similar program under which such clients pay a fee to such broker-dealer or other financial institution.

      Class A shares also may be purchased at NAV, subject to appropriate documentation, through a broker-dealer or other financial institution with the proceeds from the redemption of shares of a registered open-end management investment company not managed by Dreyfus or its affiliates. The purchase of Class A shares of the Fund must be made within 60 days of such redemption and the shareholder must have either (i) paid an initial sales charge or a CDSC or
(ii) been obligated to pay at any time during the holding period, but did not actually pay on redemption, a deferred sales charge with respect to such redeemed shares.

      Class A shares also may be purchased at NAV, subject to appropriate documentation, by (i) qualified separate accounts maintained by an insurance company pursuant to the laws of any State or territory of the United States,
(ii) a State, county or city or intrumentality thereof, (iii) a charitable organization (as defined in Section 501(c)(3) of the Code) investing $50,000 or more in Fund shares, and (iv) a charitable remainder trust (as defined in Section 501(c)(3) of the Code).

      The dealer reallowance may be changed from time to time but will remain the same for all dealers. The Distributor, at its own expense, may provide additional promotional incentives to dealers that sell shares of funds advised by Dreyfus which are sold with a sales load, such as Class A shares. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of such shares. Dealers receive a larger percentage of the sales load from the Distributor than they receive for selling most other funds.

      CLASS B SHARES. The public offering price for Class B shares is the NAV per share of that Class. No initial sales charge is imposed at the time of purchase. A CDSC is imposed, however, on certain redemptions of Class B shares as described in the Fund's Prospectus. The Distributor compensates certain Agents for selling Class B shares at the time of purchase from the Distributor's own assets. The proceeds of the CDSC and the distribution fee, in part, are used to defray these expenses.

      Approximately six years after the date of purchase, Class B shares automatically will convert to Class A shares, based on the relative NAVs for shares of each such Class. Class B shares that have been acquired through the reinvestment of dividends and distributions will be converted on a pro rata basis together with other Class B shares, in the proportion that a shareholder's Class B shares converting to Class A shares bears to the total Class B shares not acquired through the reinvestment of dividends and distributions.

      CLASS C SHARES. The public offering price for Class C shares is the NAV per share of that Class. No initial sales charge is imposed at the time of purchase. A CDSC is imposed, however, on redemptions of Class C shares made within the first year of purchase. See "Class B Shares" above and "How to Redeem Shares."

      CLASS R SHARES. The public offering for Class R shares is the NAV per share of that Class.

      RIGHT OF ACCUMULATION--CLASS A SHARES. Reduced sales loads apply to any purchase of Class A shares, shares of other funds in the Dreyfus Premier Family of Funds, shares of certain other funds advised by Dreyfus which are sold with a sales load and shares acquired by a previous exchange of such shares
(hereinafter referred to as "Eligible Funds"), by you and any related "purchaser" as defined above, where the aggregate investment, including such purchase, is $50,000 or more. If, for example, you previously purchased and still hold Class A shares of the Fund, or shares of any other Eligible Fund or combination thereof, with an aggregate current market value of $40,000 and subsequently purchase Class A shares of the Fund or shares of an Eligible Fund having a current value of $20,000, the sales load applicable to the subsequent purchase would be reduced to 4.5% of the offering price. All present holdings of Eligible Funds may be combined to determine the current offering price of the aggregate investment in ascertaining the sales load applicable to each subsequent purchase.

      To qualify for reduced sales loads, at the time of purchase you or your Agent must notify the Distributor if orders are made by wire, or the Transfer Agent if orders are made by mail. The reduced sales load is subject to confirmation of your holdings through a check of appropriate records.

      TELETRANSFER PRIVILEGE. You may purchase Fund shares by telephone through the TELETRANSFER Privilege if you have checked the appropriate box and supplied the necessary information on the Account Application or have filed a Shareholder Services Form with the Transfer Agent. The proceeds will be transferred between the bank account designated in one of these documents and your Fund account.
Only a bank account maintained in a domestic financial institution that is an Automated Clearing House ("ACH") member may be so designated. TELETRANSFER purchase orders may be made at any time. Purchase orders received by 4:00 p.m., New York time, on any business day that Dreyfus Transfer, Inc., the Fund's transfer and dividend disbursing agent (the "Transfer Agent"), and the NYSE are open for business will be credited to the shareholder's Fund account on the next bank business day following such purchase order. Purchase orders made after 4:00 p.m., New York time, on any business day that the Transfer Agent and the NYSE are open for business, or orders made on Saturday, Sunday or any Fund holiday (e.g., when the NYSE is not open for business), will be credited to the shareholder's Fund account on the second bank business day following such purchase order. To qualify to use the TELETRANSFER Privilege, the initial payment for purchase of Fund shares must be drawn on, and redemption proceeds paid to, the same bank and account as are designated on the Account Application or Shareholder Services Form on file. If the proceeds of a particular redemption are to be wired to an account at any other bank, the request must be in writing and signature-guaranteed. See "Redemption of Shares - TELETRANSFER Privilege." The Fund may modify or terminate this Privilege at any time or charge a service fee upon notice to shareholders.
No such fee currently is contemplated.

      REOPENING AN ACCOUNT. An investor may reopen an account with a minimum investment of $100 without filing a new Account Application during the calendar year the account is closed or during the following calendar year, provided the information on the old Account Application is still applicable.

      IN-KIND PURCHASES. If the following conditions are satisfied, the Fund may at its discretion, permit the purchase of shares through an "in-kind" exchange of securities. Any securities exchanged must meet the investment objective, policies and limitations of the Fund, must have a readily ascertainable market value, must be liquid and must not be subject to restrictions on resale. The market value of any securities exchanged, plus any cash, must be at least equal to $25,000. Shares purchased in exchange for securities generally cannot be redeemed for fifteen days following the exchange in order to allow time for the transfer to settle.

      The basis of the exchange will depend upon the relative NAVs of the shares purchased and securities exchanged. Securities accepted by the Fund will be valued in the same manner as the Fund values its assets. Any interest earned on the securities following their delivery to the Fund and prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities become the property of the Fund, along with the securities. For further information about "in-kind" purchases, call 1-800-554-4611.

      SHARE CERTIFICATES. Share certificates are issued upon written request only. No certificates are issued for fractional shares.

                         DISTRIBUTION AND SERVICE PLANS

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION IN THE FUND'S PROSPECTUS ENTITLED "YOUR INVESTMENT."

      Class A, Class B and Class C shares are subject to annual fees for distribution and shareholder services.

      The SEC has adopted Rule 12b-1 under the 1940 Act (the "Rule") regulating the circumstances under which investment companies such as the Company may, directly or indirectly, bear the expenses of distributing their shares. The Rule defines distribution expenses to include expenditures for "any activity which is primarily intended to result in the sale of fund shares." The Rule, among other things, provides that an investment company may bear such expenses only pursuant to a plan adopted in accordance with the Rule.

      DISTRIBUTION PLAN--CLASS A SHARES. The Company has adopted a Distribution Plan pursuant to the Rule with respect to the Class A shares of the Fund ("Class A Plan"), whereby Class A shares of the Fund may spend annually up to 0.25% of the average of its net assets to compensate Dreyfus Service Corporation, an affiliate of Dreyfus, for shareholder servicing activities and the Distributor for shareholder servicing activities and expenses primarily intended to result in the sale of Class A shares of the Fund. The Class A Plan allows the Distributor to make payments from the Rule 12b-1 fees it collects from the Fund to compensate Agents that have entered into Selling Agreements ("Agreement") with the Distributor. Under the Agreements, the Agents are obligated to provide distribution related services with regard to the Fund and/or shareholder services to the Agent's clients that own Class A shares of the Fund.

      The Class A Plan provides that a report of the amounts expended under the Class A Plan, and the purposes for which such expenditures were incurred, must be made to the Company's Directors for their review at least quarterly. In addition, the Class A Plan provides that it may not be amended to increase materially the costs which the Fund may bear for distribution pursuant to the Class A Plan without approval of the Fund's shareholders, and that other material amendments of the Class A Plan must be approved by the vote of a majority of the Directors and of the Directors who are not "interested persons" (as defined in the 1940 Act) of the Company or the Distributor and who do not have any direct or indirect financial interest in the operation of the Class A Plan, cast in person at a meeting called for the purpose of considering such amendments. The Class A Plan is subject to annual approval by the entire Board of Directors and by the Directors who are neither interested persons nor have any direct or indirect financial interest in the operation of the Class A Plan, by vote cast in person at a meeting called for the purpose of voting on the Class A Plan. The Class A Plan was so approved by the Directors at a meeting held on _____________, 1999. The Class A Plan is terminable, as to the Fund's Class A shares, at any time by vote of a majority of the Directors who are not interested persons and have no direct or indirect financial interest in the operation of the Class A Plan or by vote of the holders of a majority of the outstanding shares of such class of the Fund.

      DISTRIBUTION AND SERVICE PLANS -- CLASS B AND CLASS C SHARES. In addition to the above described current Class A Plan for Class A shares, the Board of Directors has adopted a Service Plan (the "Service Plan") under the Rule for Class B and Class C shares, pursuant to which the Fund pays the Distributor and Dreyfus Service Corporation a fee at the annual rate of 0.25% of the value of the average daily net assets of Class B and Class C shares for the provision of certain services to the holders of Class B and Class C shares. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and providing services related to the maintenance of such shareholder accounts. With regard to such services, each Agent is required to disclose to its clients any compensation payable to it by the Fund and any other compensation payable by its clients in connection with the investment of their assets in Class B and Class C shares. The Distributor may pay one or more Agents in respect of services for these Classes of shares. The Distributor determines the amounts, if any, to be paid to Agents under the Service Plan and the basis on which such payments are made. The Company's Board of Directors has also adopted a Distribution Plan pursuant to the Rule with respect to Class B and Class C shares (the "Distribution Plan") pursuant to which the Fund pays the Distributor for distributing the Fund's Class B and Class C shares at an aggregate annual rate of 0.75% of the value of the average daily net assets of Class B and Class C shares. The Company's Board of Directors believes that there is a reasonable likelihood that the Distribution and Service Plans (the "Plans") will benefit the Fund and the holders of Class B and Class C shares.

      A quarterly report of the amounts expended under each Plan, and the purposes for which such expenditures were incurred, must be made to the Directors for their review. In addition, each Plan provides that it may not be amended to increase materially the cost which holders of Class B or Class C shares may bear pursuant to the Plan without the approval of the holders of such Classes and that other material amendments of the Plan must be approved by the Board of Directors and by the Directors who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the

Plan or in any agreements entered into in connection with the Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. Each Plan is subject to annual approval by such vote of the Directors cast in person at a meeting called for the purpose of voting on the Plan. Each Plan was so approved by the Directors at a meeting held on _________, 1999. Each Plan may be terminated at any time by vote of a majority of the Directors who are not interested persons and have no direct or indirect financial interest in the operation of the Plan or in any agreements entered into in connection with the Plan or by vote of the holders of a majority of Class B and Class C shares.

      An Agent entitled to receive compensation for selling and servicing the Fund's shares may receive different compensation with respect to one Class of shares over another. Potential investors should read this Statement of Additional Information in light of the terms governing Agreements with their Agents. The fees payable under the Distribution and Service Plans are payable without regard to actual expenses incurred. The Fund and the Distributor may suspend or reduce payments under the Distribution and Service Plans at any time, and payments are subject to the continuation of the Fund's Plans and the Agreements described above. From time to time, the Agents, the Distributor and the Fund may voluntarily agree to reduce the maximum fees payable under the Plans.

      For the fiscal year ended October 31, 1998, the Fund paid the Distributor and Dreyfus Service Corporation $____ and $______, respectively, pursuant to the Class A Plan. For the fiscal year ended October 31, 1998, the Fund paid the Distributor $______ and $______, pursuant to the Plan with respect to Class B and Class C shares, respectively, and paid the Distributor and Dreyfus Service Corporation $ and $ , respectively, pursuant to the Service Plan with respect to Class B shares and $ and $
 respectively, pursuant to the Service Plan with respect to Class C shares.


                              REDEMPTION OF SHARES

      The following information supplements and should be read in conjunction with the section in the Fund's Prospectus entitled "Account Policies," "Services For Fund Investors," "Instructions for Regular Accounts" and
"Instructions for IRAs."

      GENERAL. If you hold Fund shares of more than one Class, any request for redemption must specify the Class of shares being redeemed. If you fail to specify the Class of shares to be redeemed or if you own fewer shares of the Class than specified to be redeemed, the redemption request may be delayed until the Transfer Agent receives further instructions from you or your Agent.

      The Fund imposes no charges (other than any applicable CDSC) when shares are redeemed. Agents may charge their clients a nominal fee for effecting redemptions of Fund shares. Any certificates representing Fund shares being redeemed must be submitted with the redemption request. The value of the shares redeemed may be more or less than their original cost, depending upon the Fund's then-current NAV.

      PROCEDURES. You may redeem Fund shares by using the regular redemption procedure through the Transfer Agent, or, if you have checked the appropriate box and supplied the necessary information on the Account Application or have filed a Shareholder Services Form with the Transfer Agent, through the TELETRANSFER Privilege. If you are a client of a Selected Dealer, you may redeem shares through the Selected Dealer. Other redemption procedures may be in effect for clients of certain Agents and institutions. The Fund makes available to certain large institutions the ability to issue redemption instructions through compatible computer facilities. The Fund reserves the right to refuse any request made by telephone, including requests made shortly after a change of address, and may limit the amount involved or the number of such requests. The Fund may modify or terminate any redemption privilege at any time or charge a service fee upon notice to shareholders. No such fee currently is contemplated. Shares held under Keogh Plans, IRAs, or other retirement plans, and shares for which certificates have been issued, are not eligible for the TELETRANSFER Privilege.

      You may redeem Fund shares by telephone if you have checked the appropriate box on the Account Application or have filed a Shareholder Services Form with the Transfer Agent. If you select the TeleTransfer redemption privilege or telephone exchange privilege, which is granted automatically unless you refuse it, you authorize the Transfer Agent to act on telephone instructions (including over The Dreyfus Touch(R) automateD telephone system) from any person representing himself or herself to be you, or a representative of your Agent, and reasonably believed by the Transfer Agent to be genuine. The Fund will require the Transfer Agent to employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine and, if it does not follow such procedures, the Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions. Neither the Fund nor the Transfer Agent will be liable for following telephone instructions reasonably believed to be genuine.

      During times of drastic economic or market conditions, you may experience difficulty in contacting the Transfer Agent by telephone to request a redemption or an exchange of Fund shares. In such cases, you should consider using the other redemption procedures described herein. Use of these other redemption procedures may result in your redemption request being processed at a later time than it would have been if telephone redemption had been used. During the delay, the Fund's NAV may fluctuate.

      REDEMPTION THROUGH A SELECTED DEALER. Customers of Selected Dealers may make redemption requests to their Selected Dealer. If the Selected Dealer transmits the redemption request so that it is received by the Transfer Agent prior to the close of trading on the floor of the NYSE (currently 4:00 p.m., New York time), the redemption request will be effective on that day. If a redemption request is received by the Transfer Agent after the close of trading on the floor of the NYSE, the redemption request will be effective on the next business day. It is the responsibility of the Selected Dealer to transmit a request so that it is received in a timely manner. The proceeds of the redemption are credited to your account with the Selected Dealer.

      In addition, the Distributor or its designee will accept orders from Selected Dealers with which the Distributor has sales agreements for the repurchase of Fund shares held by shareholders. Repurchase orders received by dealers by the close of trading on the floor of the NYSE on any business day and transmitted to the Distributor or its designee prior to the close of its business day (normally 5:15 p.m., New York time) are effected at the price determined as of the close of trading on the floor of the NYSE on that day. Otherwise, the Fund shares will be redeemed at the next determined NAV. It is the responsibility of the Selected Dealer to transmit orders on a timely basis. The Selected Dealer may charge the shareholder a fee for executing the order. This repurchase arrangement is discretionary and may be withdrawn at any time.

      REINVESTMENT PRIVILEGE. Upon written request, you may reinvest up to the number of Class A or Class B shares you have redeemed, within 45 days of redemption, at the then-prevailing NAV without a sales load, or reinstate your account for the purpose of exercising Fund Exchanges. Upon reinstatement, with respect to Class B shares, or Class A shares if such shares were subject to a CDSC, your account will be credited with an amount equal to the CDSC previously paid upon redemption of the Class A or Class B shares reinvested. The Reinvestment Privilege may be exercised only once.

      DREYFUS TELETRANSFER PRIVILEGE. You may request by telephone that redemption proceeds (minimum $500 per day) be transferred between your Fund account and your bank account. Only a bank account maintained in a domestic financial institution which is an ACH member may be designated. Redemption proceeds will be on deposit in your account at an ACH member bank ordinarily two days after receipt of the redemption request, or at your request, paid by check (maximum $150,000 per day) and mailed to your address. Holders of jointly registered Fund or bank accounts may redeem through the TELETRANSFER Privilege for transfer to their bank account only up to $250,000 within any 30-day period. Investors should be aware that if they have selected the TELETRANSFER Privilege, any request for a TELETRANSFER transaction will be effected through the ACH system unless more prompt transmittal specifically is requested. See "Purchase of Shares--Dreyfus TELETRANSFER Privilege."

      STOCK CERTIFICATES; SIGNATURES. Any certificates representing Fund shares to be redeemed must be submitted with the redemption request. Written redemption requests must be signed by each shareholder, including each holder of a joint account, and each signature must be guaranteed. Signatures on endorsed certificates submitted for redemption also must be guaranteed. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the NYSE Medallion Signature Program, the Securities Transfer Agents Medallion Program ("STAMP") and the Stock Exchanges Medallion Program. Guarantees must be signed by an authorized signatory of the guarantor and "Signature-Guaranteed" must appear with the signature. The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees or guardians, and may accept other suitable verification arrangements from foreign investors, such as consular verification. For more information with respect to signature-guarantees, please call one of the telephone numbers listed on the cover.

      REDEMPTION COMMITMENT. The Company has committed itself to pay in cash all redemption requests by any shareholder of record of the Fund, limited in amount during any 90 day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. In the case of requests for redemptions in excess of such amount, the Company's Board reserves the right to make payments in whole or in part in securities or other assets in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In such event, the securities would be valued in the same manner as the Fund's portfolio is valued. If the recipient sold such securities, brokerage charges might be incurred.

      SUSPENSION OF REDEMPTIONS. The right of redemption may be suspended or the date of payment postponed (a) during any period when the NYSE is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Fund ordinarily utilizes is restricted, or when an emergency exists as determined by the SEC so that disposal of the Fund's investments or determination of its NAV is not reasonably practicable, or (c) for such other periods as the SEC by order may permit to protect the Fund's shareholders.

      CONTINGENT DEFERRED SALES CHARGE - CLASS B SHARES. A CDSC payable to the Distributor is imposed on any redemption of Class B shares which reduces the current NAV of your Class B shares to an amount which is lower than the dollar amount of all payments by you for the purchase of Class B shares of the Fund held by you at the time of redemption. No CDSC will be imposed to the extent that the NAV of the Class B shares redeemed does not exceed (i) the current NAV of Class B shares acquired through reinvestment of dividends or other distributions, plus (ii) increases in the NAV of Class B shares above the dollar amount of all your payments for the purchase of Class B shares of the Fund held by you at the time of redemption.

      If the aggregate value of the Class B shares redeemed has declined below their original cost as a result of the Fund's performance, a CDSC may be applied to the then-current NAV rather than the purchase price.

      In circumstances where the CDSC is imposed, the amount of the charge will depend on the number of years from the time you purchased the Class B shares until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of any payment for the purchase of Class B shares, all payments during a month will be aggregated and deemed to have been made on the first day of the month.

      In determining whether a CDSC is applicable to a redemption, the calculation will be made in a manner that results in the lowest possible rate. It will be assumed that the redemption is made first of amounts representing shares acquired pursuant to the reinvestment of dividends and distributions; then of amounts representing the increase in NAV of Class B shares above the total amount of payments for the purchase of Class B shares made during the preceding six years; then of amounts representing the cost of shares purchased six years prior to the redemption; and finally, of amounts representing the cost of shares held for the longest period of time within the applicable six-year period.

      For example, assume an investor purchased 100 shares at $10 per share for a cost of $1,000. Subsequently, the shareholder acquired five additional shares through dividend reinvestment. During the second year after the purchase the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption the NAV has appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The CDSC would not be applied to the value of the reinvested dividend shares and the amount which represents appreciation ($260). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4% (the applicable rate in the second year after purchase) for a total CDSC of $9.60.

      For purposes of determining the applicable CDSC payable with respect to redemption of Class B shares of the Fund where such shares were acquired through exchange of Class B shares of another fund advised by Dreyfus, the year since purchase payment was made is based on the date of purchase of the original Class B shares of the fund exchanged.

      CONTINGENT DEFERRED SALES CHARGE - CLASS C SHARES. A CDSC of 1% payable to the Distributor is imposed on any redemption of Class C shares within one year of the date of purchase. The basis for calculating the payment of any such CDSC will be the method used in calculating the CDSC for Class B shares. See "Contingent Deferred Sales Charge - Class B Shares" above.

      WAIVER OF CDSC - The CDSC will be waived in connection with (a) redemptions made within one year after the death or disability, as defined in
Section 72(m)(7) of the Code, of the shareholder, (b) redemptions by employees participating in Eligible Benefit Plans, (c) redemptions as a result of a combination of any investment company with the Fund by merger, acquisition of assets or otherwise, (d) a distribution following retirement under a tax-deferred retirement plan or upon attaining age 70 1/2 in the case oF an IRA or Keogh plan or custodial account pursuant to Section 403(b) of the Code, and
(e) redemptions pursuant to the Automatic Withdrawal Plan, as described below. If the Company's Board determines to discontinue the waiver of the CDSC, the disclosure herein will be revised appropriately. Any Fund shares subject to a CDSC which were purchased prior to the termination of such waiver will have the CDSC waived as provided in the Prospectus or this Statement of Additional Information at the time of the purchase of such shares.

      To qualify for a waiver of the CDSC, at the time of redemption you must notify the Transfer Agent or your Agent must notify the Distributor. Any such qualification is subject to confirmation of your entitlement.

                              SHAREHOLDER SERVICES

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTIONS IN THE FUND'S PROSPECTUS ENTITLED "ACCOUNT POLICIES" AND "SERVICES FOR FUND INVESTORS."

      FUND EXCHANGES. Shares of any Class of the Fund may be exchanged for shares of the respective Class of certain other funds advised or administered by Dreyfus. Shares of the same Class of such other funds purchased by exchange will be purchased on the basis of relative NAV per share as follows:

            A. Exchanges for shares of funds that are offered without a sales load will be made without a sales load.

            B. Shares of funds purchased without a sales load may be exchanged for shares of other funds sold with a sales load, and the applicable sales load will be deducted.

            C. Shares of funds purchased with a sales load may be exchanged without a sales load for shares of other funds sold without a sales load.

            D. Shares of funds purchased with a sales load, shares of funds acquired by a previous exchange from shares purchased with a sales load and additional shares acquired through reinvestment of dividends or other distributions of any such funds (collectively referred to herein as "Purchased Shares") may be exchanged for shares of other funds sold with a sales load (referred to herein as "Offered Shares"), provided that, if the sales load applicable to the Offered Shares exceeds the maximum sales load that could have been imposed in connection with the Purchased Shares (at the time the Purchased Shares were acquired), without giving effect to any reduced loads, the difference will be deducted.

            E. Shares of funds subject to a CDSC that are exchanged for shares of another fund will be subject to the higher applicable CDSC of the two funds and, for purposes of calculating CDSC rates and conversion periods, if any, will be deemed to have been held since the date the shares being exchanged were initially purchased.

      To accomplish an exchange under item D above, an investor's Agent must notify the Transfer Agent of the investor's prior ownership of shares with a sales load and the investor's account number. Any such exchange is subject to confirmation of an investor's holdings through a check of appropriate records.

      You also may exchange your Fund shares that are subject to a CDSC for shares of Dreyfus Worldwide Dollar Money Market Fund, Inc. The shares so purchased will be held in a special account created solely for this purpose ("Exchange Account"). Exchanges of shares from an Exchange Account only can be made into certain other funds managed or administered by Dreyfus. No CDSC is charged when an investor exchanges into an Exchange Account; however, the applicable CDSC will be imposed when shares are redeemed from an Exchange Account or other applicable Fund account. Upon redemption, the applicable CDSC will be calculated without regard to the time such shares were held in an Exchange Account. See "Redemption of Shares." Redemption proceeds for Exchange Account shares are paid by Federal wire or check only. Exchange Account shares also are eligible for the Auto-Exchange Privilege, Dividend Sweep and the Automatic Withdrawal Plan.

      To request an exchange, an investor or an investor's Agent acting on the investor's behalf must give exchange instructions to the Transfer Agent in writing or by telephone. The ability to issue exchange instructions by telephone is given to all Fund shareholders automatically unless the investor checks the applicable "No" box on the Account Application, indicating that the investor specifically refuses this privilege. The Telephone Exchange Privilege may be established for an existing account by written request signed by all shareholders on the account, by a separate signed Shareholder Services Form, available by calling 1-800-554-4611, or by oral request from any of the authorized signatories on the account, also by calling 1-800-554-4611. By using the Telephone Exchange Privilege, the investor authorizes the Transfer Agent to act on telephonic instructions (including over The Dreyfus Touch(R) automated telephone system) from any person representing himself or herself to be the investor or a representative of the investor's Agent, and reasonably believed by the Transfer Agent to be genuine. Telephone exchanges may be subject to limitations as to the amount involved or the number of telephone exchanges permitted. Shares issued in certificate form are not eligible for telephone exchange. No fees currently are charged shareholders directly in connection with exchanges, although the Fund reserves the right, upon not less than 60 days' written notice, to charge shareholders a nominal fee in accordance with rules promulgated by the SEC.

      Exchanges of Class R shares held by a Retirement Plan may be made only between the investor's Retirement Plan account in one fund and such investor's Retirement Plan account in another fund.

      To establish a personal retirement plan by exchange, shares of the fund being exchanged must have a value of at least the minimum initial investment required for the fund into which the exchange is being made.

      DREYFUS AUTO-EXCHANGE PRIVILEGE. The Dreyfus Auto-Exchange Privilege permits an investor to regularly purchase (on a semi-monthly, monthly, quarterly or annual basis), in exchange for shares of the Fund, shares of the same Class of certain other funds in the Dreyfus Premier Family of Funds or the Dreyfus Family of Funds of which the investor is a shareholder. The amount the investor designates, which can be expressed either in terms of a specific dollar or share amount $100 minimum), will be exchanged automatically on the first and/or fifteenth day of the month according to the schedule the investor has selected. This Privilege is available only for existing accounts. With respect to Class R shares held by a Retirement Plan, exchanges may be made only between the investor's Retirement Plan account in one fund and such investor's Retirement Plan account in another fund. Shares will be exchanged on the basis of relative NAV as described above under "Fund Exchanges." Enrollment in or modification or cancellation of this Privilege is effective three business days following notification by the investor. An investor will be notified if the investor's account falls below the amount designated to be exchanged under this Privilege. In this case, an investor's account will fall to zero unless additional investments are made in excess of the designated amount prior to the next Auto-Exchange transaction. Shares held under IRAs and other retirement plans are eligible for this Privilege. Exchanges of IRA shares may be made between IRA accounts and from regular accounts to IRA accounts, but not from IRA accounts to regular accounts. With respect to all other retirement accounts, exchanges may be made only among those accounts.

      The right to exercise this Privilege may be modified or canceled by the Fund or the Transfer Agent. You may modify or cancel your exercise of this Privilege at any time by mailing written notification to Dreyfus Premier Small Cap Value Fund, P.O. Box 6587, Providence, Rhode Island 02940-6587. The Fund may charge a service fee for the use of this Privilege. No such fee currently is contemplated. For more information concerning this Privilege and the funds in the Dreyfus Premier Family of Funds or the Dreyfus Family of Funds eligible to participate in this Privilege, or to obtain a Dreyfus Auto-Exchange Authorization Form, please call toll free 1-800-554-4611.

      Fund Exchanges and the Dreyfus Auto-Exchange Privilege are available to shareholders resident in any state in which shares of the fund being acquired may legally be sold. Shares may be exchanged only between accounts having identical names and other identifying designations. The exchange of shares of one fund for shares of another is treated for Federal income tax purposes as a sale of the shares given in exchange and, therefore, an exchanging shareholder (other than a tax-exempt Retirement Plan) may realize a taxable gain or loss.

      Shareholder Services Forms and prospectuses of the other funds may be obtained by calling 1-800-554-4611. The Fund reserves the right to reject any exchange request in whole or in part. The Fund Exchange service or the Dreyfus Auto-Exchange Privilege may be modified or terminated at any time upon notice to shareholders.

      DREYFUS-AUTOMATIC ASSET BUILDER(R). Dreyfus Automatic Asset Builder permits you to purchase Fund shares (minimum of $100 and maximum of $150,000 per transaction) at regular intervals selected by you. Fund shares are purchased by transferring funds from the bank account designated by you. Only an account maintained at a domestic financial institution which is an ACH member may be so designated. To establish a Dreyfus-Automatic Asset Builder account, you must file an authorization form with the Transfer Agent. You may obtain the necessary authorization form by calling 1-800-554-4611. You may cancel your participation in this Privilege or change the amount of purchase at any time by mailing written notification to Dreyfus Premier Midcap Stock Fund, P.O. Box 6587, Providence, Rhode Island 02940-6587 and the notification will be effective three business days following receipt. The Fund may modify or terminate this Privilege at any time or charge a service fee. No such fee currently is contemplated.

      AUTOMATIC WITHDRAWAL PLAN. The Automatic Withdrawal Plan permits an investor with a $5,000 minimum account to request withdrawal of a specified dollar amount (minimum of $50) on either a monthly or quarterly basis. Withdrawal payments are the proceeds from sales of Fund shares, not the yield on the shares. If withdrawal payments exceed reinvested dividends and other distributions, the investor's shares will be reduced and eventually may be depleted. An Automatic Withdrawal Plan may be established by filing an Automatic Withdrawal Plan application with the Transfer Agent or by oral request from any of the authorized signatories on the account by calling 1-800-554-4611. Automatic Withdrawal may be terminated at any time by the investor, the Fund or the Transfer Agent. Shares for which certificates have been issued may not be redeemed through the Automatic Withdrawal Plan.

      Particular Retirement Plans, including Dreyfus-sponsored Retirement Plans, may permit certain participants to establish an automatic withdrawal plan from such Retirement Plans. Participants should consult their Retirement Plan sponsor and tax adviser for details. Such a withdrawal plan is different from the Automatic Withdrawal Plan.

      No CDSC with respect to Class B shares will be imposed on withdrawals made under the Automatic Withdrawal Plan, provided that the amounts withdrawn under the plan do not exceed on an annual basis 12% of the account value at the time the shareholder elects to participate in the Automatic Withdrawal Plan.

Withdrawals with respect to Class B shares under the Automatic Withdrawal Plan that exceed on an annual basis 12% of the value of the shareholder's account will be subject to a CDSC on the amounts exceeding 12% of the initial account value. Class C shares, and Class A shares to which a CDSC applies, that are withdrawn pursuant to the Automatic Withdrawal Plan will be subject to any applicable CDSC. Purchases of additional Class A shares where the sales load is imposed concurrently with withdrawals of Class A shares generally are undesirable.

      DIVIDEND OPTIONS. Dreyfus Dividend Sweep allows investors to invest automatically their dividends or dividends and other distributions, if any, from the Fund in shares of the same Class of certain other funds in the Dreyfus Premier Family of Funds or the Dreyfus Family of Funds of which the investor is a shareholder. Shares of the same Class of other funds purchased pursuant to this Privilege will be purchased on the basis of relative NAV per share as follows:

            A. Dividends and other distributions paid by a fund may be invested without imposition of a sales load in shares of other funds that are offered without a sales load.

            B. Dividends and other distributions paid by a fund which does not charge a sales load may be invested in shares of other funds sold with a sales load, and the applicable sales load will be deducted.

            C. Dividends and other distributions paid by a fund which charges a sales load may be invested in shares of other funds sold with a sales load (referred to herein as "Offered Shares"), provided that, if the sales load applicable to the Offered Shares exceeds the maximum sales load charged by the fund from which dividends or other distributions are being swept, without giving effect to any reduced loads, the difference will be deducted.

            D. Dividends and other distributions paid by a fund may be invested in shares of other funds that impose a CDSC and the applicable CDSC, if any, will be imposed upon redemption of such shares.

      Dreyfus Dividend ACH permits you to transfer electronically dividends or dividends and capital gain distributions, if any, from the Fund to a designated bank account. Only an account maintained at a domestic financial institution which is an ACH member may be so designated. Banks may charge a fee for this service.

      For more information concerning these Privileges, or to request a Dividend Options Form, please call toll free 1-800-554-4611. You may cancel these Privileges by mailing written notification to Dreyfus Premier Small Cap Value Fund, P.O. Box 6587, Providence Rhode Island, 02940-6587. To select a new fund after cancellation, you must submit a new Dividend Options Form. Enrollment in or cancellation of these privileges is effective three business days following receipt. These privileges are available only for existing accounts and may not be used to open new accounts. Minimum subsequent investments do not apply for Dreyfus Dividend Sweep. The Fund may modify or terminate these privileges at any time or charge a service fee. No such fee currently is contemplated. Shares held under Keogh Plans, IRAs or other retirement plans are not eligible for Dreyfus Dividend Sweep.

      DREYFUS GOVERNMENT DIRECT DEPOSIT PRIVILEGE. Dreyfus Government Direct Deposit Privilege enables you to purchase Fund shares (minimum of $100 and maximum of $50,000 per transaction) by having Federal salary, Social Security or certain veterans', military or other payments from the Federal government automatically deposited into your Fund account. You may deposit as much of such payments as you elect. You should consider whether Direct Deposit of your entire payment into a fund with fluctuating NAV, such as the Fund, may be appropriate for you. To enroll in Dreyfus Government Direct Deposit, you must file with the Transfer Agent a completed Direct Deposit Sign-Up Form for each type of payment that you desire to include in this Privilege. The appropriate form may be obtained from your Agent or by calling 1-800-554-4611. Death or legal incapacity will terminate your participation in this Privilege. You may elect at any time to terminate your participation by notifying in writing the appropriate Federal agency. Further, the Fund may terminate your participation upon 30 days' notice to you.

      LETTER OF INTENT--CLASS A SHARES. By signing a Letter of Intent form, which can be obtained by calling 1-800-554-4611, you become eligible for the reduced sales load applicable to the total number of Eligible Fund shares purchased in a 13-month period pursuant to the terms and conditions set forth in the Letter of Intent. A minimum initial purchase of $5,000 is required. To compute the applicable sales load, the offering price of shares you hold (on the date of submission of the Letter of Intent) in any Eligible Fund that may be used toward "Right of Accumulation" benefits described above may be used as a credit toward completion of the Letter of Intent. However, the reduced sales load will be applied only to new purchases.

      The Transfer Agent will hold in escrow 5% of the amount indicated in the Letter of Intent for payment of a higher sales load if you do not purchase the full amount indicated in the Letter of Intent. The escrow will be released when you fulfill the terms of the Letter of Intent by purchasing the specified amount. If your purchases qualify for a further sales load reduction, the sales load will be adjusted to reflect your total purchase at the end of 13 months. If total purchases are less than the amount specified, you will be requested to remit an amount equal to the difference between the sales load actually paid and the sales load applicable to the aggregate purchases actually made. If such remittance is not received within 20 days, the Transfer Agent, as attorney-in-fact pursuant to the terms of the Letter of Intent, will redeem an appropriate number of Class A shares of the Fund held in escrow to realize the difference. Signing a Letter of Intent does not bind you to purchase, or the Fund to sell, the full amount indicated at the sales load in effect at the time of signing, but you must complete the intended purchase to obtain the reduced sales load. At the time you purchase Class A shares, you must indicate your intention to do so under a Letter of Intent. Purchases pursuant to a Letter of Intent will be made at the then-current NAV plus the applicable sales load in effect at the time such Letter of Intent was executed.

      RETIREMENT PLANS. The Fund makes available a variety of pension and profit-sharing plans, including Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, SEP-IRAs, rollover IRAs and Education IRAs), 401(k) Salary Reduction Plans and 403(b)(7) Plans. Plan support services also are available. You can obtain details on the various plans by calling the following numbers toll free: for Keogh Plans, please call 1-800-358-5566; for IRAs and IRA "Rollover Accounts," please call 1-800-554-4611; for SEP-IRAs, 401(k) Salary Reduction Plans and 403(b)(7) Plans, please call 1-800-322-7880.

      Investors who wish to purchase Fund shares in conjunction with a Keogh Plan, a 403(b)(7) Plan or an IRA, including a SEP-IRA, may request from the Distributor forms for adoption of such plans.

      The entity acting as custodian for Keogh Plans, 403(b)(7) Plans or IRAs may charge a fee, payment of which could require the liquidation of shares. All fees charged are described in the appropriate form.

      SHARES MAY BE PURCHASED IN CONNECTION WITH THESE PLANS ONLY BY DIRECT REMITTANCE TO THE ENTITY ACTING AS CUSTODIAN. PURCHASES FOR THESE PLANS MAY NOT BE MADE IN ADVANCE OF RECEIPT OF FUNDS.

      Each  investor   should  read  the  prototype   retirement  plan  and  the
appropriate form of custodial agreement for further details on eligibility, service fees and tax implications, and should consult a tax adviser.

                     ADDITIONAL INFORMATION ABOUT PURCHASES,
                           EXCHANGES AND REDEMPTIONS.

      The Fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculation on short-term market movements. A pattern of frequent purchases and exchanges can be disruptive to efficient portfolio management and, consequently, can be detrimental to the Fund's performance and its shareholders. Accordingly, if the Fund's management determines that an investor is engaged in excessive trading, the Fund, with or without prior notice, may temporarily or permanently terminate the availability of Fund Exchanges, or reject in whole or part any purchase or exchange request, with respect to such investor's account. Such investors also may be barred from purchasing other funds in the Dreyfus Family of Funds. Generally, an investor who makes more than four exchanges out of the Fund during any calendar year or who makes exchanges that appear to coincide with an active market-timing strategy may be deemed to be engaged in excessive trading. Accounts under common ownership or control will be considered as one account for purposes of determining a pattern of excessive trading. In addition, the Fund may refuse or restrict purchase or exchange requests by any person or group if, in the judgment of the Fund's management, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies or could otherwise be adversely affected or if the Fund receives or anticipated receiving simultaneous orders that may significantly affect the Fund (e.g., amounts equal to 1% or more of the Fund's total assets). If an exchange request is refused, the Fund will take no other action with respect to the shares until it receives further instructions from the investor. The Fund may delay forwarding redemption proceeds for up to seven days if the investor redeeming shares is engaged in excessive trading or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the Fund. The Fund's policy on excessive trading applies to investors who invest in the Fund directly or through financial intermediaries, but does not apply to the Dreyfus Auto-Exchange Privilege, to any automatic investment or withdrawal privilege described herein, or to non-IRA plan accounts.

      During times of drastic economic or market conditions, the Fund may suspend Fund Exchanges temporarily without notice and treat exchange requests based on their separate components - redemption orders with a simultaneous request to purchase the other fund's shares. In such a case, the redemption request would be processed at the Fund's next determined NAV but the purchase order would be effective only at the NAV next determined after the fund being purchased receives the proceeds of the redemption, which may result in the purchase being delayed.


                        DETERMINATION OF NET ASSET VALUE

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION IN THE FUND'S PROSPECTUS ENTITLED "ACCOUNT POLICIES."

      VALUATION OF PORTFOLIO SECURITIES. The Fund's securities are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Where market quotations are not readily available, the Fund's investments are valued based on fair value as determined in good faith by the Company's Board. Debt securities may be valued by an independent pricing service approved by the Company's Board and are valued at fair value as determined by the pricing service. Any assets or liabilities initially expressed in terms of foreign currency will be translated into U.S. dollars at the midpoint of the New York interbank market spot exchange rate as quoted on the day of such translation or, if no such rate is quoted on such date, such other quoted market exchange rate as may be determined to be appropriate by Dreyfus. If the Fund has to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of NAV may not take place contemporaneously with the determination of prices of certain of the Fund's securities. Short-term investments are carried at amortized cost, which approximates value. Expenses and fees, including the management fee, are accrued daily and taken into account for the purpose of determining the NAV of the Fund's shares.

      Restricted securities, as well as securities or other assets for which market quotations are not readily available or which are not valued by a pricing service approved by the Board of Directors, are valued at fair value as determined in good faith by the Board of Directors. The Board of Directors will review the method of valuation on a current basis. In making their good faith valuation of restricted securities, the Board of Directors generally will take the following factors into consideration: restricted securities which are, or are convertible into, securities of the same class of securities for which a public market exists usually will be valued at market value less the same percentage discount at which purchased. This discount will be revised periodically by the Board of Directors if it believes that the discount no longer reflects the value of the restricted securities. Restricted securities not of the same class as securities for which a public market exists usually will be valued initially at cost. Any subsequent adjustment from cost will be based upon considerations deemed relevant by the Board of Directors.

      NYSE CLOSINGS. The holidays (as observed) on which the NYSE is currently scheduled to be closed are: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


                    DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION IN THE FUND'S PROSPECTUS ENTITLED "DISTRIBUTIONS AND TAXES."

      GENERAL. The Fund declares and pays dividends from its net investment income, if any, and distributes net realized capital gains, if any, once a year, but it may make distributions on a more frequent basis to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act. The Fund will not make distributions from net realized capital gains unless all capital loss carryovers, if any, have been utilized or have expired. All expenses are accrued daily and deducted before declaration of dividends to investors. Dividends and other distributions paid by each Class are calculated at the same time and in the same manner and will be in the same amount, except that the expenses attributable solely to a particular Class are borne exclusively by that Class. Class B and Class C shares will receive lower per share dividends than Class A shares, which will in turn receive lower per share dividends than Class R shares, because of the higher expenses borne by the relevant Classes. See "Expenses in Prospectus."

      Investors other than qualified retirement plans may choose whether to receive dividends and other distributions in cash, to receive dividends in cash and reinvest other distributions in additional Fund shares at NAV, or to reinvest both dividends and other distributions in additional Fund shares at NAV; dividends and other distributions paid to qualified retirement plans are reinvested automatically in additional Fund shares at NAV.

      It is expected that the Fund will qualify for treatment as a regulated investment company ("RIC") under the Code so long as such qualification is in the best interests of its shareholders. Such qualification will relieve the Fund of any liability for Federal income tax to the extent its earnings and realized gains are distributed in accordance with applicable provisions of the Code. To qualify for treatment as a RIC under the Code, the Fund -- which is treated as a separate corporation for federal tax purposes -- (1) must distribute to its shareholders each year at least 90% of its investment company taxable income (generally consisting of net investment income, net short-term capital gains and net gains from certain foreign currency transactions) (the "Distribution Requirement"), (2) must derive at least 90% of its annual gross income from specified sources (the "Income Requirement"), and (3) must meet certain asset diversification and other requirements. The term "regulated investment company" does not imply the supervision of management or investment practices or policies by any government agency.

      If you elect to receive dividends and distributions in cash, and your dividend or distribution check is returned to the Fund as undeliverable or remains uncashed for six months, the Fund reserves the right to reinvest such dividends or distributions and all future dividends and distributions payable to you in additional Fund shares at NAV. No interest will accrue on amounts represented by uncashed distributions or redemptions checks.

      Dividends derived from net investment income, together with distributions from net realized short-term capital gains and all or a portion of any gains realized from the sale or other disposition of certain market discount bonds (collectively, "dividend distributions"), paid by the Fund will be taxable to U.S. shareholders, including certain non-qualified retirement plans, as ordinary income to the extent of the Fund's earnings and profits, whether received in cash or reinvested in additional Fund shares. Distributions from net capital gain (the excess net of long-term capital gain over net short-term capital loss) will be taxable to such shareholders as long-term capital gains regardless of how long the shareholders have held their Fund shares and whether such distributions are received in cash or reinvested in additional Fund shares.

      Dividend distributions paid by the Fund to a non-resident foreign investor generally are subjected to U.S. withholding tax at the rate of 30%, unless the foreign investor claims the benefit of a lower rate specified in a tax treaty. Distributions from net capital gain paid by the Fund to a non-resident foreign investor, as well as the proceeds of any redemptions by such an investor, regardless of the extent to which gain or loss may be realized, generally are not subject to U.S. withholding tax. However, such distributions may be subject to backup withholding, as described below, unless the foreign investor certifies his or her non-U.S. residency status.

      Notice as to the tax status of your dividends and other distributions will be mailed to you annually. You also will receive periodic summaries of your account that will include information as to dividends and distributions from net capital gain, if any, paid during the year. The annual tax notice and periodic account summaries you will receive designate the portions of capital gain distributions that are subject to (1) the 20% maximum rate of tax (10% for investors in the 15% marginal tax bracket) enacted by the Taxpayer Relief Act of 1997 ("Tax Act"), which applies to non-corporate taxpayers' net capital gain on securities and other capital assets held for more than 18 months, and (2) the 28% maximum tax rate, applicable to such gain on capital assets held for more than one year and up to 18 months (which, prior to enactment of the Tax Act, applied to all such gain on capital assets held for more than one year).

      The Code provides for the "carryover" of some or all of the sales load imposed on Class A shares if (1) a shareholder redeems those shares or exchanges those shares for shares of another fund advised or administered by Dreyfus within 90 days of purchase and (2) in the case of a redemption, acquires other Fund Class A shares through exercise of the Reinvestment Privilege or, in the case of an exchange, such other fund reduces or eliminates its otherwise applicable sales load for the purpose of the exchange. In these cases, the amount of the sales load charged on the purchase of the original Class A shares, up to the amount of the reduction of sales load pursuant to the Reinvestment Privilege or on the exchange, as the case may be, is not included in the basis of such shares for purposes of computing gain or loss on the redemption or the exchange and instead is added to the basis of the shares acquired pursuant to the Reinvestment Privilege or the exchange.

      Dividends and other distributions paid by the Fund to qualified retirement plans ordinarily will not be subject to taxation until the proceeds are distributed from the retirement plans. The Fund will not report to the IRS distributions paid to such plans. Generally, distributions from qualified retirement plans, except those representing returns of non-deductible contributions thereto, will be taxable as ordinary income and, if made prior to the time the participant reaches age 59 1/2, generally will be subject to an additional tax equal to 10% of the taxable portion of the distribution. If the distribution from such a retirement plan (other than certain governmental or church plans) for any taxable year following the year in which the participant reaches age 70 1/2 is less than the "minimum required distribution" for that taxable year, an excise tax equal to 50% of the deficiency may be imposed by the IRS. The administrator, trustee or custodian of such a retirement plan will be responsible for reporting distributions from such plans to the IRS. Moreover, certain contributions to a qualified retirement plan in excess of the amounts permitted by law may be subject to an excise tax. If a distributee of an "eligible rollover distribution" from a qualified retirement plan does not elect to have the eligible rollover distribution paid directly from the plan to an eligible retirement plan in a "direct rollover," the eligible rollover distribution will be subject to a 20% income tax withholding.

      The Fund must withhold and remit to the U.S. treasury ("backup withholding") 31% of dividends, capital gain distributions and redemption proceeds, regardless of the extent to which gain or loss may be realized, paid to an individual or certain other non-corporate shareholder if such shareholder fails to certify that the TIN furnished to the Fund is correct. Backup withholding at that rate also is required from dividends and capital gain distributions payable to such a shareholder if (1) that shareholder fails to certify that he or she has not received notice from the IRS of being subject to backup withholding as a result of a failure properly to report taxable dividend or interest income on a Federal income tax return or (2) the IRS notifies the Fund to institute backup withholding because the IRS determines that the shareholder's TIN is incorrect or that the shareholder has failed properly to report such income.

      A TIN is either the Social Security number, individual taxpayer identification number, or employer identification number of the record owner of the account. Any tax withheld as a result of backup withholding does not constitute an additional tax and may be claimed as a credit on the record owner's Federal income tax return.

      The Fund may be subject to a non-deductible 4% excise tax, measured with respect to certain undistributed amounts of taxable income and capital gains.

      Any dividend or other distribution paid shortly after an investor's purchase of shares may have the effect of reducing the NAV of the shares below the cost of his or her investment. Such a dividend or other distribution would be a return on investment in an economic sense, although taxable as stated above. In addition, if a shareholder sells shares of the Fund held for six months or less and receives a capital gain distribution with respect to those shares, any loss incurred on the sale of those shares will be treated as a long-term capital loss to the extent of the capital gain distribution received.

      Dividends and other distributions declared by the Fund in October, November or December of any year and payable to shareholders of record on a date in any of those months are deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

      A portion of the dividends paid by the Fund, whether received in cash or reinvested in additional Fund shares, may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by the Fund from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the alternative minimum tax.

      FOREIGN TAXES. Dividends and interest received by the Fund, and gains realized thereby, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions ("foreign taxes") that would reduce the yield and/or return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

      PASSIVE FOREIGN INVESTMENT COMPANIES. The Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation other than a "controlled foreign corporation" (I.E., a foreign corporation in which, on any day during its taxable year, more than 50% of the total voting power of all voting stock therein or the total value of all stock therein is owned, directly, indirectly, or constructively, by "U.S. shareholders," defined as U.S. persons that individually own, directly, indirectly, or constructively, at least 10% of that voting power) as to which the Fund is a U.S. shareholder - that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the Fund will be subject to federal income tax on a portion of any "excess distribution" received on the stock of a PFIC or of any gain on disposition of the stock (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders.

      If the Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its PRO RATA share of the QEF's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) which likely would have to be distributed by the Fund to satisfy the Distribution Requirement and avoid imposition of the 4% excise tax mentioned in the Prospectus under "Dividends, Other Distributions and Taxes" ("Excise Tax") even if those earnings and gain were not received by the Fund from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

      The  Fund  may  elect  to  "mark  to  market"   its  stock  in  any  PFIC.
"Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of a PFIC's stock over the Fund's adjusted basis therein as of the end of that year. Pursuant to the election, the Fund also would be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included by the Fund for prior taxable years. The Fund's adjusted basis in each PFIC's stock with respect to which it makes this election will be adjusted to reflect the amounts of income included and deductions taken under the election.

      FOREIGN CURRENCY, FUTURES, FORWARDS AND HEDGING TRANSACTIONS. Gains from the sale or other disposition of foreign currencies (except certain gains therefrom that may be excluded by future regulations), and gains from options, futures and forward contracts derived by the Fund with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement.

      Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gains and losses. However, a portion of the gains and losses from the disposition of foreign currencies and certain foreign-currency-denominated instruments (including debt instruments and financial forward and futures contracts and options) may be treated as ordinary income or loss under Section 988 of the Code. In addition, all or a portion of any gain realized from the disposition of certain market discount bonds and from engaging in "conversion transactions" that would otherwise be treated as capital gain may be treated as ordinary income. "Conversion transactions" are defined to include certain option and straddle investments.

      Under Section 1256 of the Code, any gain or loss realized by the Fund on the exercise or lapse of, or closing transactions respecting, certain options, futures and forward contracts (the "Section 1256 Contracts") may be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. In addition, any Section 1256 Contracts remaining unexercised at the end of the Fund's taxable year will be treated as sold for their then fair market value (a process known as "marking-to-market"), resulting in additional gain or loss to the Fund characterized in the manner described above. It is not entirely clear, as of the date of this Statement of Additional Information, whether that 60% portion will qualify for the reduced maximum tax rates on net capital gain enacted by the Taxpayer Relief Act of 1997 ("Tax Act") 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months instead of the 28% rate in effect before that legislation, which now applies to gain on capital assets held for more than one year but not more than 18 months, although technical corrections legislation passed by the House of Representatives late in 1997 would treat it as qualifying therefor.

      Offsetting positions held by the Fund involving certain options, futures or forward contracts may constitute "straddles", which are defined to include "offsetting positions" in actively traded personal property. All or a portion of any capital gain from certain straddle transactions may be recharacterized as ordinary income. If the Fund were treated as entering into straddles by reason of its engaging in certain options, futures or forward contract transactions, such straddles would be characterized as "mixed straddles" if the transactions comprising a part of such straddles were governed by Section 1256. The Fund may make one or more elections with respect to mixed straddles; depending on which election is made, if any, the results to the Fund may differ. If no election is made, then to the extent the straddle and conversion transactions rules apply to positions established by the Fund, losses realized by the Fund will be deferred to the extent of unrealized gain in the offsetting position. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gains may be treated as short-term capital gains or ordinary income.

      If the Fund has an "appreciated financial position" - generally, an interest (including an interest through an option, futures or forward contract, or short sale) with respect to any stock, debt instrument (other than "straight debt"), or partnership interest the fair market value of which exceeds its adjusted basis - and enters into a "constructive sale" of the same or substantially similar property, the Fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract, or futures or forward contract entered into by the Fund or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale.

      Investment by the Fund in securities issued or acquired at a discount (for example, zero coupon securities) could, under special tax rules, affect the amount and timing of distributions to shareholders by causing the Fund to recognize income prior to the receipt of cash payments. For example, the Fund could be required to take into gross income annually a portion of the discount (or deemed discount) at which the securities were issued and could need to distribute such income to satisfy the Distribution Requirement and to avoid the excise tax Excise Tax. In such case, the Fund may have to dispose of securities it might otherwise have continued to hold in order to generate cash to satisfy these requirements.

      STATE AND LOCAL TAXES. Depending upon the extent of the Fund's activities in states and localities in which it is deemed to be conducting business, it may be subject to the tax laws thereof. Shareholders are also advised to consult their tax advisers concerning the application of state and local taxes to them.

      FOREIGN SHAREHOLDERS - U.S. FEDERAL INCOME TAXATION. U.S. federal income taxation of a shareholder who, as to the United States, is a non-resident alien individual, a foreign trust or estate, a foreign corporation or a foreign partnership (a "foreign shareholder") depends on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by the shareholder, as discussed generally below. Special U.S. federal income tax rules that differ from those described below may apply to certain foreign persons who invest in the Fund, such as a foreign shareholder entitled to claim the benefits of an applicable tax treaty. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

      FOREIGN  SHAREHOLDERS  -  INCOME  NOT  EFFECTIVELY  CONNECTED.   Dividends
distributed to a foreign shareholder whose ownership of Fund shares is not effectively connected with a U.S. trade or business carried on by the foreign shareholder generally will be subject to U.S. federal withholding tax of 30% (or lower treaty rate). Capital gains realized by foreign shareholders on the sale of Fund shares and distributions to them of net capital gain generally will not be subject to U.S. federal income tax unless the foreign shareholder is a non-resident alien individual and is physically present in the United States for more than 182 days during the taxable year. In the case of certain foreign shareholders, the Fund may be required to withhold U.S. federal income tax at a rate of 31% of capital gain distributions and of the gross proceeds from a redemption of Fund shares unless the shareholder furnishes the Fund with a certificate regarding the shareholder's foreign status.

      FOREIGN SHAREHOLDERS - EFFECTIVELY CONNECTED INCOME. If a foreign shareholder's ownership of Fund shares is effectively connected with a U.S. trade or business carried on by the foreign shareholder, then all distributions to that shareholder and any gains realized by that shareholder on the disposition of the Fund shares will be subject to U.S. federal income tax at the graduated rates applicable to U.S. citizens and domestic corporations, as the case may be. Foreign shareholders also may be subject to the branch profits tax.

      FOREIGN SHAREHOLDERS - ESTATE TAX. Foreign individuals generally are subject to federal estate tax on their U.S. situs property, such as shares of the Fund, that they own at the time of their death. Certain credits against that tax and relief under applicable tax treaties may be available.

                            PORTFOLIO TRANSACTIONS

      All portfolio transactions of the Fund are placed on behalf of the Fund by Dreyfus. Debt securities purchased and sold by the Fund are generally traded on a net basis (i.e., without commission) through dealers acting for their own account and not as brokers, or otherwise involve transactions directly with the issuer of the instrument. This means that a dealer (the securities firm or bank dealing with the Fund) makes a market for securities by offering to buy at one price and sell at a slightly higher price. The difference between the prices is known as a spread. Other portfolio transactions may be executed through brokers acting as agent. The Fund will pay a spread or commissions in connection with such transactions. Dreyfus uses its best efforts to obtain execution of portfolio transactions at prices which are advantageous to the Fund and at spreads and commission rates, if any, which are reasonable in relation to the benefits received. Dreyfus also places transactions for other accounts that it provides with investment advice.

      Dreyfus is authorized to allocate purchase and sale orders for portfolio securities to certain financial institutions, including, in the case of agency transactions, financial institutions that are affiliated with Dreyfus or Mellon Bank or that have sold shares of the Fund, if Dreyfus believes that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms.

      Brokers and dealers involved in the execution of portfolio transactions on behalf of the Fund are selected on the basis of their professional capability and the value and quality of their services. In selecting brokers or dealers, Dreyfus will consider various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer; the broker-dealer's execution services rendered on a continuing basis; and the reasonableness of any spreads (or commissions, if any). Any spread, commission, fee or other remuneration paid to an affiliated broker-dealer is paid pursuant to the Company's procedures adopted in accordance with Rule 17e-1 under the 1940 Act.

      Brokers or dealers may be selected who provide brokerage and/or research services to the Fund and/or other accounts over which Dreyfus or its affiliates exercise investment discretion. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or the purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement).

      The receipt of research services from broker-dealers may be useful to Dreyfus in rendering investment management services to the Fund and/or its other clients; and, conversely, such information provided by brokers or dealers who have executed transaction orders on behalf of other clients of Dreyfus may be useful to these organizations in carrying out their obligations to the Fund. The receipt of such research services does not reduce these organizations' normal independent research activities; however, it enables these organizations to avoid the additional expenses which might otherwise be incurred if these organizations were to attempt to develop comparable information through their own staffs.

      Dreyfus may use research services of and place brokerage transactions with broker-dealers affiliated with it or Mellon Bank if the commissions are reasonable, fair and comparable to commissions charged by non-affiliated brokerage firms for similar services. During the fiscal years ended October 31, 1998, 1997 and 1996, the Fund paid brokerage commissions of $______, $ and $_____, respectively, to affiliates of Dreyfus or Mellon Bank. The amount paid to affiliated brokerage firms during the fiscal years ended October 31, 1998, 1997 and 1996, was approximately __%, ___% and __%, respectively, of the aggregate brokerage commissions paid by the Fund, for transactions involving approximately ____%, ____% and ___%, respectively, of the aggregate dollar volume of transactions for which the Fund paid brokerage commissions. The difference in these percentages was due to the lower commissions paid to affiliates of Dreyfus.

      Although Dreyfus manages other accounts in addition to the Fund, investment decisions for the Fund are made independently from decisions made for these other accounts. It sometimes happens that the same security is held by more than one of the accounts managed by Dreyfus. Simultaneous transactions may occur when several accounts are managed by the same investment manager, particularly when the same investment instrument is suitable for the investment objective of more than one account.

      When more than one account is simultaneously engaged in the purchase or sale of the same investment instrument, the prices and amounts are allocated in accordance with a formula considered by Dreyfus to be equitable to each account. In some cases this system could have a detrimental effect on the price or volume of the investment instrument as far as the Fund is concerned. In other cases, however, the ability of the Fund to participate in volume transactions will produce better executions for the Fund. While the Directors will continue to review simultaneous transactions, it is their present opinion that the desirability of retaining Dreyfus as investment manager to the Fund outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.

      For the fiscal years ended October 31, 1998,  1997 and 1996, the Fund paid
brokerage   commissions   amounting   to  $______,   $_______   and   $________,
respectively.

      PORTFOLIO TURNOVER. While securities are purchased for the Fund on the basis of potential for capital appreciation and not for short-term trading profits, the Fund's turnover rate may exceed 100%. A portfolio turnover rate of 100% would occur, for example, if all the securities held by the Fund were replaced once in a period of one year. A higher rate of portfolio turnover involves correspondingly greater brokerage commissions and other expenses that must be borne directly by the Fund and, thus, indirectly by its shareholders. In addition, a high rate of portfolio turnover may result in the realization of larger amounts of short-term capital gains that, when distributed to the Fund's shareholders, are taxable to them as ordinary income. Nevertheless, securities transactions for the Fund will be based only upon investment considerations and will not be limited by any other considerations when Dreyfus deems it appropriate to make changes in the Fund's assets. The portfolio turnover rate for the Fund is calculated by dividing the lesser of the Fund's annual sales or purchases of portfolio securities (exclusive of purchases and sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of securities in the Fund during the year. Portfolio turnover may vary from year to year as well as within a year. The portfolio turnover rates for the fiscal years ended October 31, 1997 and 1998 were ___ and ___, respectively.

                             PERFORMANCE INFORMATION

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION IN THE FUND'S PROSPECTUS ENTITLED "PAST PERFORMANCE."

      The average annual total return (expressed as a percentage) for Class A shares, Class B shares, Class C shares and Class R shares of the Fund for the period from inception of each class (April 1, 1998) to October 31, 1998 was _____%, _____%, _____% and _____%, respectively (assuming, where applicable, deduction of the maximum sales load from the hypothetical initial investment at the time of purchase and the assessment of the maximum CDSC).

      The aggregate total return (expressed as a percentage) for Class A shares, Class B shares, Class C shares and Class R shares of the Fund for the period from inception of each class (April 1, 1998) to October 31, 1998 was _____%, _____%, _____% and _____%, respectively (assuming, where applicable, deduction of the maximum sales load from the hypothetical initial investment at the time of purchase and the assessment of the maximum CDSC).

      Average annual total return is calculated by determining the ending redeemable value of an investment purchased at NAV (maximum offering price in the case of Class A) per share with a hypothetical $1,000 payment made at the beginning of the period (assuming the reinvestment of dividends and other distributions), dividing by the amount of the initial investment, taking the "n"th root of the quotient (where "n" is the number of years in the period) and subtracting 1 from the result. The average annual total return figures for a Class calculated in accordance with such formula assume that, in the case of Class A, the maximum sales load has been deducted from the hypothetical initial investment at the time of purchase or, in the case of Class B or Class C, the maximum applicable CDSC has been paid upon redemption at the end of the period.

      Total return is calculated by subtracting the amount of the Fund's NAV (maximum offering price in the case of Class A) per share at the beginning of a stated period from the NAV (maximum offering price in the case of Class A) per share at the end of the period (after giving effect to the reinvestment of dividends and other distributions during the period and any applicable CDSC), and dividing the result by the NAV (maximum offering price in the case of Class
A) per share at the beginning of the period. Total return also may be calculated based on the NAV per share at the beginning of the period instead of the maximum offering price per share at the beginning of the period for Class A shares or without giving effect to any applicable CDSC at the end of the period for Class B or Class C shares. In such cases, the calculation would not reflect the deduction of the sales load with respect to Class A shares or any applicable CDSC with respect to Class B or C shares, which, if reflected would reduce the performance quoted.

      Performance information for the Fund may be compared, in reports and promotional literature, to indexes including, but not limited to: (i) the Russell 2000 Value Index, the Russell 2000 Growth Index, or the Russell 2000 Index; (ii) the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average, or other appropriate unmanaged domestic or foreign indices of performance of various types of investments so that investors may compare the Fund's results with those of indices widely regarded by investors as representative of the securities markets in general; (iii) other groups of mutual funds tracked by Lipper Analytical Services, Inc., a widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; (iv) the Consumer Price Index (a measure of inflation) to assess the real rate of return from an investment in the Fund, or the Fund's performance against inflation to the performance of other instruments against inflation; and
(v) products managed by a universe of money managers with similar performance objectives. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions or administrative and management costs and expenses.

      From time to time, advertising material for the Fund may include (i) biographical information relating to its portfolio manager, including honors and awards received, and may refer to or include commentary by the Fund's portfolio manager relating to investment strategy, asset growth, current or past business, political, economic or financial conditions and other matters of general interest to investors; (ii) information concerning retirement and investing for retirement, including statistical data or general discussions about the growth and development of Dreyfus Retirement Services (in terms of new customers, assets under management, market share, etc.) and its presence in the defined contribution plan market; (iii) the approximate number of then current Fund shareholders; and (iv) Lipper or Morningstar ratings and related analysis supporting the ratings. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions or administrative and management costs and expenses.


                           INFORMATION ABOUT THE FUND

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION IN THE FUND'S PROSPECTUS ENTITLED "THE FUND."

      The Company has an authorized capitalization of 25 billion shares of $0.001 per value stock.

      Each Fund share has one vote and, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. The Fund is one of nineteen portfolios of the Company. Fund shares have no preemptive, subscription or conversion rights and are freely transferable.

      Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Company to hold annual meetings of shareholders. As a result, Fund shareholders may not consider each year the election of Board members or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Company to hold a special meeting of shareholders for purposes of removing a Board member from office. Shareholders may remove a Board member by the affirmative vote of a majority of the Company's outstanding voting shares. In addition, the Board will call a meeting of shareholders for the purpose of electing Board members if, at any time, less than a majority of the Board members then holding office have been elected by shareholders.

      The Company is a "series fund," which is a mutual fund divided into separate portfolios, each of which is treated as a separate entity for certain matters under the 1940 Act and for other purposes. A shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. For certain matters shareholders vote together as a group; as to others they vote separately by portfolio.

      Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise to the holders of the outstanding voting securities of an investment company, such as the Company, will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series affected by such matter. Rule 18f-2 further provides that a series shall be deemed to be affected by a matter unless it is clear that the interests of each series in the matter are identical or that the matter does not affect any interest of such series. The Rule exempts the selection of independent accountants and the election of Board members from the separate voting requirements of the Rule.

      The Fund will send annual and semi-annual financial statements to all of its shareholders.


           TRANSFER AND DIVIDEND DISBURSING AGENT, CUSTODIAN, COUNSEL
                            AND INDEPENDENT AUDITORS

      Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, P.O. Box 9671, Providence, Rhode Island 02940-9671, is the Company's transfer and dividend disbursing agent. Under a transfer agency agreement with the Company, Dreyfus Transfer, Inc. arranges for the maintenance of shareholder account records for the Fund, the handling of certain communications between shareholders and the Fund, and the payment of dividends and distributions payable by the Fund. For these services, Dreyfus Transfer, Inc. receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Company during the month, and is reimbursed for certain out-of-pocket expenses.

      Mellon Bank, the parent of Dreyfus, located at One Mellon Bank Center, Pittsburgh, Pennsylvania 15258, acts as custodian of the Fund's investments. Under a custody agreement with the Company, Mellon Bank holds the Fund's portfolio securities and keeps all necessary accounts and records. Dreyfus Transfer, Inc. and Mellon Bank, as custodian, have no part in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

      _____________________, 1800 Massachusetts Avenue, N.W., Second Floor, Washington, D.C. 20036-1800, has passed upon the legality of the shares offered by the Prospectus and this Statement of Additional Information.

      _____________________, was appointed by the Directors to serve as the Fund's independent auditors for the year ending October 31, 1999, providing audit services including (1) examination of the annual financial statements, (2) assistance, review and consultation in connection with SEC filings and (3) review of the annual federal income tax return filed on behalf of the Fund.

                              FINANCIAL STATEMENTS

      The financial statements for the fiscal year ended October 31, 1998, including notes to the financial statements and supplementary information, and the Independent Auditors' Report are included in the Annual Report to shareholders. A copy of the Annual Report accompanies this Statement of Additional Information. The financial statements included in the Annual Report, and the Independent Auditors' Report thereon contained therein, and related notes, are incorporated herein by reference.

                                    APPENDIX

             DESCRIPTION OF STANDARD AND POOR'S, MOODY'S, FITCH IBCA
                                AND DUFF RATINGS


STANDARD & POOR'S ("S&P")

BOND RATINGS

AAA         An obligation  rated 'AAA' has the highest  rating  assigned by S&P.
            The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated 'AA' differs from the highest rated issues only in small degree. The obligors capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.


BBB         An obligation rated 'BBB' exhibits adequate  protection  parameters.
            However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

      Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated 'B' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC An obligation rated 'CCC' is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC          An  obligation  rated  'CC'  is  currently   highly   vulnerable  to
            nonpayment.

C The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on a obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

      The ratings from 'AA' to 'CCC' may be modified by the addition of a plus (+) or a minus (-) sign to show relative standing within the major rating categories

NOTE RATINGS

SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse finance and economic changes over the term of the notes.

SP-3        Speculative capacity to pay principal and interest.

COMMERCIAL PAPER RATINGS

      An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issuers designated 'A-1.'

A-3 Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated 'B' are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments of principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.

MOODY'S

BOND RATINGS

Aaa         Bonds which  are  rated Aaa  are judged  to be  of the best quality.
            They carry the smallest degree of investment risk and generally are referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.

            While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what generally are known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba          Bonds  which are rated Ba are judged to have  speculative  elements;
            their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

      Moody's applies the numerical modifiers 1, 2 and 3 to show relative standing within each generic rating classification from Aa through B. The modifier 1 indicates a ranking for the security in the higher end of a rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of a rating category.

NOTES AND OTHER SHORT-TERM OBLIGATIONS

      There are four rating categories for short-term obligations that define an investment grade situation. These are designated Moody's Investment Grade as MIG 1 (best quality) through MIG 4 (adequate quality). Short-term obligations of speculative quality are designated SG.

      In the case of variable rate demand obligations (VRDOs), a two component rating is assigned. The first element represents an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other represents an evaluation of the degree of risk associated with the demand feature. The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

MIG 1/
VMIG1 This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG-2/
MIG2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/
VMIG3 This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG 4/
VMIG4 This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

COMMERCIAL PAPER RATING

      Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

               .     Leading market positions in well-established industries.
               .     High rates of return on funds employed.
               .     Conservative capitalization structure with moderate
                     reliance on debt and ample asset protection.
               .     Broad  margins in earnings  coverage of fixed  financial
                     charges and high internal cash generation.
               .     Well-established  access to a range of financial markets
                     and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser agree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3     Issuers  rated  Prime-3 (or   supporting  institutions)   have  an
            acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternative liquidity is maintained.

FITCH IBCA

BOND RATINGS

AAA Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. 'BBB' rating indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C  High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default.

DDD, DD,
 and D Default. Securities are not meeting current obligations and are extremely speculative. 'DDD' designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, 'DD' indicates expected recovery of 50% - 90% of such outstandings, and 'D' the lowest recovery potential, i.e. below 50%.



SHORT-TERM AND COMMERCIAL PAPER RATINGS

      A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F-1+ Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F-2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F-3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D           Default. Denotes actual or imminent payment default.

"+" or "-"  may be appended to a rating to denote  relative status within major rating categories. Such suffixes are not added to the 'AAA' long-term rating category, to categories below 'CCC', or to short-term ratings other than 'F-1'.

DUFF & PHELPS INC. ("DUFF & PHELPS")

LONG-TERM RATINGS

AAA Highest credit quality. The risks factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+         High credit quality.  Protection factors are strong.  Risk is
AA          modest but may vary slightly from time to time because of economic
AA-         conditions.

A+          Protections factors are average but adequate.  However, risk
A           factors are more variable and greater in periods of economic
A-          stress.

BBB+        Below-average protection factors but still considered sufficient
BBB         for prudent investment.  Considerable variability in risk during
BBB-        economic cycles.

BB+         Below investments grade but deemed likely to meet obligations when
BB          due. Present or prospective financial protection factors fluctuate
BB-         according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

B+          Below investment grade and possessing risk that obligations will
B           not be met  when  due.  Financial   protection  factors  will
B-          fluctuate  widely  according to economic  cycles,   industry
            conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC Well below investment-grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD          Defaulted  debt   obligations.   Issuer failed  to  meet  scheduled
            principal and/or interest payments.

SHORT-TERM AND COMMERCIAL PAPER RATINGS

D-1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

D-1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors.
            Risk factors are minor.

D-1- High certainly of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

D-2 Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financial requirements, access to capital markets is good. Risk factors are small.

D-3 Satisfactory liquidity and other protection factors qualify issues as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

D-4 Speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

D-5         Issuer failed to meet scheduled principal and/or interest payments.

Dreyfus Premier Tax Managed  Growth Fund

Investing in large-cap stocks for long-term capital appreciation while minimizing taxable gains and income

PROSPECTUS March 1, 1999

(REGISTERED)

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

As with all mutual funds, the Securities and Exchange Commission doesn't guarantee that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to state otherwise.

The Fund

Dreyfus Premier Tax Managed Growth Fund
                  ---------------------------------
                  Ticker Symbols  CLASS A: DTMGX
                                  CLASS B: DPTMY
                                  CLASS C: DPTAX
                                  CLASS T: N/A

Contents

The Fund
--------------------------------------------------------------------------------

Goal/Approach                                                  INSIDE COVER

Main Risks                                                                1

Past Performance                                                          1

Expenses                                                                  2

Management                                                                3

Financial Highlights                                                      4



Your Investment
--------------------------------------------------------------------------------

Account Policies                                                          5

Distributions and Taxes                                                   7

Services for Fund Investors                                               8

Instructions for Regular Accounts                                         9

Instructions for IRAs                                                    10


For More Information
--------------------------------------------------------------------------------

INFORMATION ON THE FUND'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.


GOAL/APPROACH-------------------------------------------------------------------

The fund seeks long-term capital appreciation consistent with minimizing realized capital gains and taxable current income. This objective may be changed without shareholder approval. To pursue its goal, the fund normally invests at least 80% of its net assets in common stocks and employs a tax-managed strategy. The fund focuses on "blue chip" companies with market capitalizations of more than $5 billion.

In choosing stocks, the fund first identifies economic sectors that it believes will expand over the next three to five years or longer. Using fundamental analysis, the fund then seeks companies within these sectors that have demonstrated sustained patterns of profitability, strong balance sheets, an expanding global presence and the potential to achieve predictable, above-average earnings growth. The fund is also alert to companies which it considers undervalued in terms of current earnings, assets or growth prospects.

The fund attempts to enhance after tax returns by minimizing its annual taxable distributions to shareholders. To do so, the fund employs a "buy and hold" investment strategy and normally seeks to keep the annual portfolio turnover rate below 15%. The fund also emphasizes investments in equities of high quality companies, generally with relatively low yields. The fund may sell underperforming securities to realize capital losses to offset capital gains and invest in companies that use share-repurchase programs to return excess cash to shareholders.


Concepts to understand

TAX-MANAGED STRATEGY: an approach to managing a fund that seeks to reduce current tax liabilities. The fund seeks to minimize taxable distributions, particularly short-term capital gains and current income, which are taxed at a higher rate than long-term capital gains. For example, when selling securities, the fund generally will select those shares bought at the highest price to minimize capital gains. When this would produce short-term capital gains, however, the fund may sell those highest-cost shares with a long-term holding period.



INSIDE COVER

MAIN RISKS
--------------------

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price. The value of your investment in the fund will go up and down, which means that you could lose money.

Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the fund's performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing smaller companies). Moreover, since the fund holds large positions in a relatively small number of stocks, it can be volatile when the large-capitalization sector of the market is out of favor with investors.

Growth companies are expected to increase their earnings at a certain rate. When these expectations are not met, investors can punish the stocks inordinately -- even if earnings showed an absolute increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns.

Under adverse market conditions, the fund could invest some or all of its assets in money market securities. Although the fund would do this only in seeking to avoid losses, it could reduce the benefit from any upswing in the market.




Other potential risks

The fund may invest up to 10% of its assets in foreign securities which involve additional risks compared to U.S. securities. These include less liquidity, political and economic instability a lack of adequate company information and changes in currency exchange rates.

The fund may invest in derivatives write (i.e. sell) covered call option contracts. These practices can be used to hedge the fund's portfolio and also to increase returns. They may sometimes reduce returns or increase volatility.


PAST PERFORMANCE
-------------------

The first table below shows the performance of the fund's Class A shares for calendar year 1998. Sales loads are not reflected, if they were, returns would be less than shown. The second table compares the performance of each of the fund's share classes over time to that of the S&P 500(REGISTERED), a widely recognized unmanaged index of stock performance. These returns reflect any applicable sales loads. Both tables assume the reinvestment of dividends and distributions. As with all mutual funds, the past is not a prediction of the future.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)







BEST QUARTER:                    QX 'XX                      X.XX%

WORST QUARTER:                   QX 'XX                      X.XX%
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/98

                              Inception date       1 Year           Life of fund
--------------------------------------------------------------------------------

CLASS A                          (11/4/97)         X.XX%               X.XX%

CLASS B                          (11/4/97)         X.XX%               X.XX%

CLASS C                          (11/4/97)         X.XX%               X.XX%

CLASS T                          (11/4/97)         X.XX%               X.XX%

S&P 500(REGISTERED) INDEX                          X.XX%               X.XX%*

* FOR COMPARATIVE PURPOSES, THE VALUE OF THE INDEX ON XX/XX/XX IS USED AS THE BEGINNING VALUE ON XX/XX/XX.

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

                                                                The Fund       1

EXPENSES
-------------------

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the tables below.

Fee table

                                                                             CLASS A         CLASS B        CLASS C        CLASS T
------------------------------------------------------------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION FEES (FEES PAID FROM YOUR ACCOUNT)

Maximum sales charge on purchases

AS A % OF OFFERING PRICE                                                        5.75           NONE           NONE           4.50

Maximum deferred sales charge (CDSC)

AS A % OF PURCHASE OR SALE PRICE, WHICHEVER IS LESS                             NONE*          4.00           1.00          NONE*
------------------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES PAID FROM FUND ASSETS)

% OF AVERAGE DAILY NET ASSETS

Management fees                                                                 1.10           1.10           1.10           1.10

12b-1 fee                                                                        .25           1.00           1.00            .50

Other expenses                                                                   .00            .00            .00            .00
------------------------------------------------------------------------------------------------------------------------------------

TOTAL                                                                           1.35           2.10           2.10           1.60

* SHARES BOUGHT WITHOUT AN INITIAL SALES CHARGE AS PART OF AN INVESTMENT OF $1 MILLION OR MORE MAY BE CHARGED A CDSC OF 1.00% IF REDEEMED WITHIN ONE YEAR.



Expense example

                           1 Year      3 Years      5 Years     10 Years
--------------------------------------------------------------------------------

CLASS A                     $000        $000         $000         $000

CLASS B
WITH REDEMPTIONS            $000        $000         $000         $000**
WITHOUT REDEMPTIONS         $000        $000         $000         $000**

CLASS C
WITH REDEMPTIONS            $000        $000         $000         $000
WITHOUT REDEMPTIONS         $000        $000         $000         $000

CLASS T                     $000        $000         $000         $000

** ASSUMES CONVERSION OF CLASS B TO CLASS A AT END OF THE SIXTH YEAR FOLLOWING THE DATE OF PURCHASE.

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to The Dreyfus Corporation for managing the fund. Unlike the arrangements between most investment advisers and their funds, Dreyfus pays all fund expenses except for brokerage fees, taxes, interest, fees and expenses of the independent directors, Rule 12b-1 fees and extraordinary expenses.

12B-1 FEE: the fee paid out of fund assets (attributable to appropriate share classes) for promotional expenses and shareholder service. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

MANAGEMENT
-------------------

The investment adviser for the fund is The Dreyfus Corporation, 200 Park Avenue, New York, NY 10166. Founded in 1947, Dreyfus manages one of the nation's leading mutual fund complexes, with more than $110 billion in more than 160 mutual fund portfolios. Dreyfus is the mutual fund business of Mellon Bank Corporation, a broad-based financial services company with a bank at its core. With more than $325 billion of assets under management and $1.6 trillion of assets under administration and custody, Mellon provides a full range of banking, investment and trust products and services to individuals, businesses and institutions. Its mutual fund companies place Mellon as the leading bank manager of mutual funds. Mellon is headquartered in Pittsburgh, Pennsylvania.

Dreyfus has engaged Fayez Sarofim & Co., located at Two Houston Center, Suite 2907, Houston, Texas 77010, to serve as the fund's sub-investment adviser. Sarofim, subject to Dreyfus' supervision and approval, provides investment advisory assistance and research and the day-to-day management of the fund's investments. As of June 30, 1998, Sarofim managed approximately $4.3 billion in assets for 4 other registered investment companies and provided investment advisory services to discretionary accounts having aggregate assets of approximately $45.7 billion.


Management philosophy

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, the firm seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

Portfolio manager

Fayez Sarofim, president and chairman of Sarofim, is the fund's primary portfolio manager. Mr. Sarofim founded Fayez Sarofim & Co. in 1958.

Concepts to understand

YEAR 2000 ISSUES: the fund could be adversely affected if the computer systems used by Dreyfus and the fund's other service providers do not properly process and calculate date-related information from and after January 1, 2000.

Dreyfus is working to avoid year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by year 2000-related problems. This could have an impact on the value of the fund's investments and its share price.


                                                                The Fund       3

FINANCIAL HIGHLIGHTS
--------------------

The following tables describe the performance of each share class for the fiscal period indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during the period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by [ ], whose report, along with the fund's financial statements, is included in the annual report.

                                                                PERIOD ENDED
                                                                 OCTOBER 31,
CLASS A                                                            1998(1)
--------------------------------------------------------------------------------

PER-SHARE DATA ($)

Net asset value, beginning of period

Investment operations:  Investment income (loss) -- net

                         Net realized and unrealized gain (loss) on investments

 Total from investment operations

 Net asset value, end of period

 Total return (%)
--------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)

Ratio of net investment income (loss) to average net assets (%)

Portfolio turnover rate (%)
--------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)

(1)FOR THE PERIOD FROM NOVEMBER 4, 1997 THROUGH OCTOBER 31, 1998.

                                                                PERIOD ENDED
                                                                 OCTOBER 31,
CLASS B                                                            1998(1)
--------------------------------------------------------------------------------

PER-SHARE DATA ($)

Net asset value, beginning of period

Investment operations:  Investment income (loss) -- net

                         Net realized and unrealized gain (loss) on investments

 Total from investment operations

 Net asset value, end of period

 Total return (%)
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)

Ratio of net investment income (loss) to average net assets (%)

Portfolio turnover rate (%)
--------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)

(1)FOR THE PERIOD FROM NOVEMBER 4, 1997 THROUGH OCTOBER 31, 1998.

                                                                PERIOD ENDED
                                                                 OCTOBER 31,
CLASS C                                                            1998(1)
--------------------------------------------------------------------------------

PER-SHARE DATA ($)

Net asset value, beginning of period

Investment operations:  Investment income (loss) -- net

                         Net realized and unrealized gain (loss) on investments

 Total from investment operations

 Net asset value, end of period

 Total return (%)
--------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)

Ratio of net investment income (loss) to average net assets (%)

Portfolio turnover rate (%)
--------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)

(1)FOR THE PERIOD FROM NOVEMBER 4, 1997 THROUGH OCTOBER 31, 1998.




                                                                PERIOD ENDED
                                                                 OCTOBER 31,
CLASS T                                                            1998(1)
--------------------------------------------------------------------------------

PER-SHARE DATA ($)

Net asset value, beginning of period

Investment operations:  Investment income (loss) -- net

                         Net realized and unrealized gain (loss) on investments

 Total from investment operations

 Net asset value, end of period

 Total return (%)
--------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)

Ratio of net investment income (loss) to average net assets (%)

Portfolio turnover rate (%)
--------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)

(1)FOR THE PERIOD FROM NOVEMBER 4, 1997 THROUGH OCTOBER 31, 1998.



                                                                The Fund       5

YOUR INVESTMENT

ACCOUNT POLICIES
-------------------

THE DREYFUS PREMIER FUNDS are designed primarily for people who are investing through a third party, such as a bank, broker-dealer or financial adviser, or in a 401(k) or other retirement plan. Third parties with whom you open a fund account may impose policies, limitations and fees which are different from those described here. Consult your financial representative for more information.

YOU WILL NEED TO CHOOSE A SHARE CLASS before making your initial investment. In making your choice, you should weigh the impact of all potential costs over the length of your investment, including sales charges and annual fees. For example, in some cases, it can be more economical to pay an initial sales charge than to choose a class with no initial sales charge but higher annual fees and a CDSC.

o Class A shares can be the most cost-effective choice, if you are investing for the long term, especially if you are investing $50,000 or more.

o Class B shares can make sense if you have a long time horizon and are investing less than $50,000.

o Class C shares may be appropriate if you have a shorter or less certain time horizon and are investing less than $50,000.

o Class T shares have a lower front-end load and a higher Rule 12b-1 fee than Class A shares.

Reduced Class A and Class T sales charge

LETTER OF INTENT: lets you purchase Class A and Class T shares over a 13-month period and receive the same sales charge as if all shares had been purchased at once.

RIGHT OF ACCUMULATION: lets you add the value of any Class A and Class T shares you already own to the amount of your next Class A and Class T investment for purposes of calculating the sales charge.

CONSULT THE STATEMENT OF ADDITIONAL INFORMATION (SAI) OR YOUR FINANCIAL REPRESENTATIVE FOR MORE DETAILS.


Share class charges

EACH SHARE CLASS has its own fee structure. In some cases, you may not have to pay a sales charge to buy or sell shares. Contact your financial representative or refer to the SAI to see if this may apply to you. Because class A has lower expenses than class T, if you invest $1 million or more in the fund you should
consider              buying             class             A             shares.
--------------------------------------------------------------------------------

Sales charges

CLASS A AND CLASS T -- CHARGED WHEN YOU BUY SHARES

                              Sales charge                   Sales charge as
                              deducted as a %                  a % of your
Your investment               of offering price              net investment
--------------------------------------------------------------------------------

                              Class        Class             Class         Class
                              A            T                 A             T
--------------------------------------------------------------------------------

Up to $49,999                 5.75%        4.50%             6.10%         4.70%

$50,000 -- $99,999            4.50%        4.00%             4.70%         4.20%

$100,000 -- $249,999          3.50%        3.00%             3.60%         3.10%

$250,000 -- $499,999          2.50%        2.00%             2.60%         2.00%

$500,000 -- $999,999          2.00%        1.50%             2.00%         1.50%

$1 million or more*           0.00%        0.00%             0.00%         0.00%

* A 1.00% contingent deferred sales charge may be charged on any shares sold within one year of purchase (except shares bought through reinvestment).

Class A shares carry an annual Rule 12b-1 fee of 0.25%, and Class T shares carry an annual Rule 12b-1 fee of 0.50%, of the respective class's average daily net assets.
--------------------------------------------------------------------------------

CLASS B -- CHARGED WHEN YOU SELL SHARES

                                 Contingent deferred sales charge
Time since you bought            as a % of your initial investment or
the shares you are selling       your redemption (whichever is less)
--------------------------------------------------------------------------------

Up to 2 years                    4.00%

2 -- 4 years                     3.00%

4 -- 5 years                     2.00%

5 -- 6 years                     1.00%

More than 6 years                Shares will automatically
                                 convert to Class A

Class B shares also carry an annual Rule 12b-1 fee of 1.00% of the class's average daily net assets.
--------------------------------------------------------------------------------

CLASS C -- CHARGED WHEN YOU SELL SHARES

A 1.00% CDSC is imposed on redemptions made within the first year of purchase. Class C shares also carry an annual Rule 12b-1 fee of 1.00% of the class's average daily net assets.

Buying shares

The net asset value (NAV) of each class is generally calculated as of the close of trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern time) every day the exchange is open. Your order will be priced at the NAV next calculated after your order is accepted by the funds transfer agent or other authorized entity to accept orders on the fund's behalf. The fund's investments are valued based on market value, or, where market quotations are not readily available, based on fair value as determined in good faith by the fund's board.

ORDERS RECEIVED BY DEALERS by the close of trading on the NYSE and transmitted to the distributor or its designee by the close of its business day (normally 5:
15 p.m. Eastern time) will be based on the NAV determined as of the close of trading on the NYSE that day.

--------------------------------------------------------------------------------

Minimum investments

                                   Initial            Additional
--------------------------------------------------------------------------------

REGULAR ACCOUNTS                   $1,000             $100; $500 FOR
                                                      TELETRANSFER INVESTMENTS

TRADITIONAL IRAS                   $750               NO MINIMUM

SPOUSAL IRAS                       $750               NO MINIMUM

ROTH IRAS                          $750               NO MINIMUM

EDUCATION IRAS                     $500               NO MINIMUM
                                                      AFTER THE FIRST YEAR

DREYFUS AUTOMATIC                  $100               $100
INVESTMENT PLANS

All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum TeleTransfer purchase is $150,000 per day.

Concepts to understand

NET ASSET VALUE (NAV): the market value of one share, computed by dividing the total net assets of a fund or class by its shares outstanding. The fund's Class A and T shares are offered to the public at NAV plus a sales charge. Classes B and C are offered at NAV, but may be subject to higher annual operating fees and a sales charge upon redemption.

Selling shares

YOU MAY SELL SHARES AT ANY TIME through your financial representative, or you can contact the fund directly. Your shares will be sold at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity to accept orders on the fund's behalf. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.

TO KEEP YOUR CDSC AS LOW AS POSSIBLE, each time you request to sell shares we will first sell shares that are not subject to a CDSC, and then those subject to the lowest charge. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. There are certain instances when you may qualify to have the CDSC waived. Consult your financial representative or the SAI for details.

BEFORE SELLING RECENTLY PURCHASED SHARES, please note that if the fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds until it has collected payment, which may take up to eight business days.

Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

o amounts of $1,000 or more on accounts whose address has been changed within the last 30 days

o requests to send the proceeds to a different payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A SIGNATURE GUARANTEE helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.

                                                         Your Investment       7

General policies

IF YOUR ACCOUNT FALLS BELOW $500, the fund may ask you to increase your balance. If it is still below $500 after 30 days, the fund may close your account and send you the proceeds.

UNLESS YOU DECLINE TELEPHONE PRIVILEGES on your application, you may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

THE FUND RESERVES THE RIGHT TO:

o refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group who, in the fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the fund within a calendar year)

o refuse any purchase or exchange request in excess of 1% of the fund's total assets

o change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

o  change its minimum investment amounts

o delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

The fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).


DISTRIBUTIONS AND TAXES
-----------------------

THE FUND GENERALLY PAYS ITS SHAREHOLDERS dividends from its net investment income, and distributes any net capital gains that it has realized, once a year. Each share class will generate a different dividend because each has different expenses. Your distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

FUND DIVIDENDS AND DISTRIBUTIONS ARE TAXABLE to most investors (unless your investment is in an IRA or other tax-advantaged account). The tax status of any distribution is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash. In general, distributions are taxable as follows:

--------------------------------------------------------------------------------

Taxability of distributions

Type of                       Tax rate for          Tax rate for
distribution                  15% bracket           28% bracket or above
--------------------------------------------------------------------------------

INCOME                        ORDINARY              ORDINARY
DIVIDENDS                     INCOME RATE           INCOME RATE

SHORT-TERM                    ORDINARY              ORDINARY
CAPITAL GAINS                 INCOME RATE           INCOME RATE

LONG-TERM
CAPITAL GAINS                 10%                   20%

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Taxes on transactions

The fund may not be suitable for individual retirement accounts (IRAs) and other qualified retirement plans whose income is not subject to current federal tax. At the same time, the fund is not a tax-exempt fund and may earn and distribute taxable income and realize and distribute capital gains from time to time.

Except between  tax-deferred  accounts,  any sale or exchange of fund shares may
generate  a  tax  liability.  Of  course,   withdrawals  or  distributions  from
tax-deferred accounts are taxable when received.

The table above is a guide for potential tax liability when selling or exchanging fund shares. "Short-term capital gains" applies to fund shares sold up to 12 months after buying them. "Long-term capital gains" applies to shares sold after 12 months.

SERVICES FOR FUND INVESTORS
---------------------------

THE THIRD PARTY THROUGH WHOM YOU PURCHASED fund shares may impose different restrictions on these services and privileges offered by the fund, or may not make them available at all. Consult your financial representative for more information on the availability of these services and privileges.

Automatic services

BUYING OR SELLING SHARES AUTOMATICALLY is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application, or by calling your financial representative or 1-800-554-4611.

--------------------------------------------------------------------------------

For investing

DREYFUS AUTOMATIC               For making automatic investments
ASSET BUILDER((REGISTERED))     from a designated bank account.

DREYFUS GOVERNMENT              For making automatic investments
DIRECT DEPOSIT                  from your federal employment,
PRIVILEGE                       Social Security or other regular
                                federal government check.

DREYFUS DIVIDEND                For automatically reinvesting the
SWEEP                           dividends and distributions from
                                one Dreyfus fund into another
                                (not available for IRAs).
--------------------------------------------------------------------------------

For exchanging shares

DREYFUS AUTO-                   For making regular exchanges
EXCHANGE PRIVILEGE              from one Dreyfus fund into
                                another.
--------------------------------------------------------------------------------

For selling shares

DREYFUS AUTOMATIC               For making regular withdrawals
WITHDRAWAL PLAN                 from most Dreyfus funds. There
                                will be no CDSC on Class B
                                shares, as long as the amounts
                                withdrawn do not exceed 12%
                                annually of the account value
                                at the time the shareholder
                                elects to participate in the
                                plan.

Exchange privilege

YOU CAN EXCHANGE SHARES WORTH $500 OR MORE (no minimum for retirement accounts) from one class of the fund into the same class of another Dreyfus Premier fund. You can also exchange Class T shares into Class A shares of other funds. You can request your exchange by contacting your financial representative. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange will generally have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has a higher one.

TeleTransfer privilege

TO MOVE MONEY BETWEEN YOUR BANK ACCOUNT and your Dreyfus fund account with a phone call, use the TeleTransfer privilege. You can set up TeleTransfer on your account by providing bank account information and following the instructions on your application, or contact your financial representative.

Reinvestment privilege

UPON WRITTEN REQUEST, YOU CAN REINVEST up to the number of Class A, B or T shares you redeemed within 45 days of selling them at the current share price without any sales charge. If you paid a CDSC, it will be credited back to your account. This privilege may be used only once.

Account statements

EVERY FUND INVESTOR automatically receives regular account statements. You'll also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.



                                                         Your Investment       9

INSTRUCTIONS FOR REGULAR ACCOUNTS

TO OPEN AN ACCOUNT

In Writing----------------------------------------------------------------------

Complete the application.

Mail your application and a check to:
Name of Fund
P.O. Box 6587, Providence, RI 02940-6587
Attn: Institutional Processing


TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check.

Mail the slip and the check to: Name of Fund P.O. Box 6587, Providence, RI 02940-6587 Attn: Institutional Processing

TO SELL SHARES

Write a letter of instruction that includes:

* your name(s) and signature(s)
* your account number
* the fund name
* the dollar amount you want to sell
* how and where to send the proceeds

Obtain a signature guarantee or other  documentation, if required  (see Page 9)

Mail your request to: The Dreyfus Family of Funds P.O. Box 6587, Providence, RI 02940-6587 Attn: Institutional Processing


By Telephone--------------------------------------------------------------------

WIRE Have your bank send your investment to Boston Safe Deposit & Trust Co, with these instructions:

   * ABA# 011001234
   * DDA# 044350
   * the fund name
   * the share class
   * your Social Security or tax ID number
   * name(s) of investor(s)
   * dealer number if applicable

   Call us to obtain an account number. Return your application with the account number on the application.

WIRE Have your bank send your investment to Boston Safe Deposit & Trust Co, with these instructions:

* ABA# 011001234
* DDA# 044350
* the fund name
* the share class
* your account number
* name(s) of investor(s)
* dealer number if applicable

ELECTRONIC CHECK Same as wire, but before your account number insert "4500" for Class A, "4510" for Class B, "4520" for Class C, "4530" for Class T

TELETRANSFER Request TeleTransfer on your application. Call us to request your transaction.

TELETRANSFER   Call  us  or  your  financial   representative  to  request  your
transaction. Be sure the fund has your bank account information on file. Proceeds will be sent to your bank by electronic check.


Automatically-------------------------------------------------------------------

WITH AN INITIAL INVESTMENT Indicate on your application which automatic service(s) you want. Return your application with your investment.

ALL SERVICES Call us or your financial representative to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials.

AUTOMATIC WITHDRAWAL PLAN Call us or your financial representative to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Be sure to maintain an account balance of $5,000 or more.

To open an  account,  make  subsequent  investments  or to sell  shares,  please
contact  your   financial   representative   or  call  toll  free  in  the  U.S.
1-800-554-4611. Make checks payable to: THE DREYFUS FAMILY OF FUNDS

Concepts to understand

WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

INSTRUCTIONS FOR IRAS

The fund may not be suitable for individual retirement accounts (IRAs) and other qualified retirement plans whose income is not subject to current federal tax. At the same time, the fund is not a tax-exempt fund and may earn and distribute taxable income and realize and distribute capital gains from time to time.

TO OPEN AN ACCOUNT

In Writing----------------------------------------------------------------------

Complete an IRA application, making sure to specify the fund name and to indicate the year the contribution is for.

Mail your application and a check to:
The Dreyfus Trust Company, Custodian
P.O. Box 6427, Providence, RI 02940-6427
Attn: Institutional Processing


TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check. Indicate the year the contribution is for.

Mail in the slip and the check to:
The Dreyfus Trust Company
P.O. Box 6427,
Providence, RI 02940-6427
Attn: Institutional Processing

TO SELL SHARES

Write a letter of instruction that includes:

* your name and signature
* your account number and fund name
* the dollar amount you want to sell
* how and where to send the proceeds
* whether the distribution is qualified or premature
* whether the 10% TEFRA should be withheld

Obtain a signature guarantee or other documentation, if required (see Page 9).

Mail in your request to:
The Dreyfus Trust Company
P.O. Box 6427, Providence,
RI 02940-6427
Attn: Institutional Processing


By Telephone--------------------------------------------------------------------

___________

WIRE Have your bank send your investment to Boston Safe Deposit and Trust Co., with these instructions:

* DDA# 044350
* the fund name
* the share class * your account number
* name of investor
* the contribution year
* dealer number if applicable

ELECTRONIC CHECK Same as wire, but before your account number insert "4500" for Class A, "4510" for Class B, "4520" for Class C, "4530" for Class T

___________


Automatically-------------------------------------------------------------------

___________

ALL SERVICES Call us or your financial representative to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials. All contributions will count as current year.


SYSTEMATIC WITHDRAWAL PLAN Call us to request instructions to establish the plan.



For information and assistance, contact your financial representative or call toll free in the U.S. 1-800-554-4611. Make checks payable to: THE DREYFUS TRUST COMPANY, CUSTODIAN


                                                        Your Investment       11

FOR MORE INFORMATION

Dreyfus Premier Tax Managed Growth Fund
A Series of The Dreyfus/Laurel Funds, Inc.
--------------------------------------
SEC file number:  811-5270

More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund's performance, lists portfolio holdings and contains a letter from the fund's manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund's performance during the last fiscal year.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).






To obtain information:

BY TELEPHONE
Call your financial representative or 1-800-554-4611

BY MAIL
Write to:  The Dreyfus Premier Family of Funds
144 Glenn Curtiss
Boulevard Uniondale, NY 11556-0144

ON THE INTERNET Text-only versions of fund documents can be viewed online or downloaded from:
http://www.sec.gov

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330) or by sending your request and a
duplicating  fee  to  the  SEC's  Public  Reference  Section,   Washington,   DC
20549-6009.

[Application p 1 here]

[Application p 2 here]

--------------------------------------------------------------------------------
                          DREYFUS PREMIER TAX MANAGED GROWTH FUND
                        CLASS A, CLASS B, CLASS C AND CLASS T SHARES
                                           PART B
                           (STATEMENT OF ADDITIONAL INFORMATION)
                                       MARCH 1, 1999


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

      This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current Prospectus of the Dreyfus Premier Tax Managed Growth Fund (the "Fund"), dated March 1, 1999, as it may be revised from time to time. The Fund is a separate, diversified portfolio of The Dreyfus/Laurel Funds, Inc., an open-end management investment company (the "Company"), known as a mutual fund. To obtain a copy of the Fund's Prospectus, please write to the Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, or call one of the following numbers:

            Call Toll Free 1-800-554-4611
            In New York City -- Call 1-718-895-1206
            Outside the U.S. -- Call 516-794-5452


                                TABLE OF CONTENTS
                                                                        Page

Description of the Fund...........................................       B-2
Management of the Fund............................................       B-10
Management Arrangements...........................................       B-16
Purchase of Shares................................................       B-19
Distribution and Service Plans....................................       B-27
Redemption of Shares..............................................       B-29
Shareholder Services..............................................       B-33
Additional Information About Purchases, Exchanges and Redemptions.       B-39
Determination of Net Asset Value..................................       B-40
Dividends, Other Distributions and Taxes..........................       B-41
Portfolio Transactions............................................       B-48
Performance Information...........................................       B-50
Information About the Fund........................................       B-51
Transfer and Dividend Disbursing
  Agent, Custodian, Counsel and Independent Auditors..............       B-53
Financial Statements..............................................       B-53
Appendix..........................................................       B-54

                             DESCRIPTION OF THE FUND

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTIONS OF THE FUND'S PROSPECTUS ENTITLED "GOAL/APPROACH," "MAIN RISKS" AND "MANAGEMENT."

      The Company is a Maryland corporation formed on August 6, 1987. Before October 17, 1994, the Company's name was The Laurel Funds, Inc. The Company is an open-end management investment company comprised of separate portfolios, including the Fund, each of which is treated as a separate fund. The Fund is diversified, which means that, with respect to 75% of its total assets, the Fund will not invest more than 5% of its assets in the securities of any single issuer.

      The Dreyfus Corporation ("Dreyfus") serves as the Fund's investment manager. Dreyfus has engaged Fayez Sarofim & Co. ("Sarofim") to serve as the Fund's sub-investment adviser and to provide day-to-day management of the Fund's investments, subject to the supervision of Dreyfus. Dreyfus and Sarofim are referred to collectively as the "Advisers."

CERTAIN PORTFOLIO SECURITIES

      The following information regarding the securities that the Fund may purchase supplements that found in the Fund's Prospectus.

      AMERICAN DEPOSITORY RECEIPTS AND NEW YORK SHARES. The Fund may invest in U.S. dollar-denominated American Depository Receipts ("ADRs") and New York Shares. ADRs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by foreign companies. New York Shares are securities of foreign companies that are issued for trading in the United States. ADRs and New York Shares are traded in the United States on national securities exchanges or in the over-the-counter market. Investment in securities of foreign issuers presents certain additional risks. See "Foreign Securities."

      BANK OBLIGATIONS. The Fund may purchase bankers' acceptances, certificates of deposit, time deposits, and other short-term obligations issued by domestic banks, foreign subsidiaries or foreign branches of domestic banks, domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. Included among such obligations are Eurodollar certificates of deposit ("ECDs"), Eurodollar time deposits ("ETDs") and Yankee Dollar certificates of deposit ("Yankee CDs"). ECDs are U.S. dollar-denominated certificates of deposit issued by foreign branches of domestic banks. ETDs are U.S. dollar-denominated time deposits in a foreign branch of a U.S. bank or a foreign bank. Yankee CDs are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States. ECDs, ETDs and Yankee CDs are subject to somewhat different risks than are the obligations of domestic banks or issuers in the United States. See "Foreign Securities."

      COMMERCIAL PAPER. The Fund may invest in commercial paper. These instruments are short-term obligations issued by banks and corporations that have maturities ranging from two to 270 days. Each instrument may be backed only by the credit of the issuer or may be backed by some form of credit enhancement, typically in the form of a guarantee by a commercial bank. Commercial paper backed by guarantees of foreign banks may involve additional risk due to the difficulty of obtaining and enforcing judgments against such banks and the generally less restrictive regulations to which such banks are subject. The Fund will only invest in commercial paper of U.S. and foreign companies rated at the time of purchase at least A-1 by Standard & Poor's Rating Services, a division of McGraw-Hill Companies, Inc. ("Standard & Poor's"), Prime-1 by Moody's Investors Service, Inc. ("Moody's"), F-1 by Fitch Investors Service, LLP, or Duff 1 by Phoenix Duff & Phelps, Inc.

      CONVERTIBLE SECURITIES. The Fund may purchase convertible securities, which are fixed-income securities such as bonds or preferred stock that may be converted into or exchanged for a specified number of shares of common stock of the same or a different issuer within a specified period of time and at a specified price or formula. Convertible securities are senior to common stock in a corporation's capital structure, but may be subordinated to non-convertible debt securities. Before conversion, convertible securities ordinarily provide a stable stream of income with yields generally higher than those on common stock, but lower than those on non-convertible debt securities of similar quality. In general, the market value of a convertible security is the higher of its "investment value" (i.e., its value as a fixed-income security) or its "conversion value" (i.e., the value of the underlying shares of common stock if the security is converted). As a fixed-income security, the market value of a convertible security generally increases when interest rates decline and generally decreases when interest rates rise. However, the price of a convertible security also is influenced by the market value of the security's underlying common stock. Thus, the price of a convertible security generally increases as the market value of the underlying stock rises, and generally decreases as the market value of the underlying stock declines. Investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

      CORPORATE OBLIGATIONS. The Fund may invest in short-term corporate obligations rated at least Baa by Moody's or BBB by Standard & Poor's, or, if unrated, of comparable quality as determined by the Advisers. Securities rated BBB by Standard & Poor's or Baa by Moody's are considered by those rating agencies to be "investment grade" securities, although Moody's considers securities rated Baa to have speculative characteristics. Further, while bonds rated BBB by Standard & Poor's exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and principal for debt in this category than debt in higher rated categories. The Fund will dispose in a prudent and orderly fashion of bonds whose ratings drop below these minimum ratings.

      GOVERNMENT OBLIGATIONS. The Fund may invest in a variety of U.S. Treasury obligations, which differ only in their interest rates, maturities and times of issuance: (a) U.S. Treasury bills have a maturity of one year or less, (b) U.S. Treasury notes have maturities of one to ten years, and (c) U.S. Treasury bonds generally have maturities of greater than ten years.

      In addition to U.S. Treasury obligations, the Fund may invest in obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are supported by any of the following: (a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury, (c) the discretionary authority of the U.S. Treasury to lend to such Government agency or instrumentality, or (d) the credit of the instrumentality. (Examples of agencies and instrumentalities are: Federal Land Banks, Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks, General Services Administration, Maritime
Administration, Small Business Administration, Tennessee Valley Authority, District of Columbia Armory Board, Inter-American Development Bank, Asian-American Development Bank, Student Loan Marketing Association, International Bank for Reconstruction and Development and Fannie Mae). No assurance can be given that the U.S. Government will provide financial support to the agencies or instrumentalities described in (b), (c) and (d) in the future, other than as set forth above, since it is not obligated to do so by law.

      FOREIGN SECURITIES. The Fund may purchase securities of foreign issuers and may invest in obligations of foreign branches of domestic banks and domestic branches of foreign banks. Investment in foreign securities presents certain risks, including those resulting from fluctuations in currency exchange rates, revaluation of currencies, adverse political and economic developments, the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions, reduced availability of public information concerning issuers, and the fact that foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic issuers. Moreover, securities of many foreign issuers may be less liquid and their prices more volatile than those of comparable domestic issuers. In addition, with respect to certain foreign countries, there is the possibility of expropriation, confiscatory taxation and limitations on the use or removal of funds or other assets of the Fund, including withholding of dividends. Foreign securities may be subject to foreign government taxes that would reduce the return on such securities.

      ILLIQUID SECURITIES. The Fund may invest up to 15% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with the Fund's investment objective. Such securities may include securities that are not readily marketable, such as certain securities that are subject to legal or contractual restrictions on resale and certain privately negotiated, non-exchange traded options and securities used to cover such options. As to these securities, the Fund is subject to a risk that should the Fund desire to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund's net assets could be adversely affected. When purchasing securities that have not been registered under the Securities Act of 1933, and are not readily marketable, the Fund will endeavor to obtain the right to registration at the expense of the issuer. Generally, there will be a lapse of time between the Fund's decision to sell any such security and the registration of the security permitting the sale. During any such period, the price of the securities will be subject to market fluctuations.

      Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation (irrespective of any legal or contractual restrictions on resale). The Fund may invest in commercial obligations issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended ("Section 4(2) paper"). The Fund may also purchase securities that are not registered under the Securities Act of 1933, as amended, but that can be sold to qualified institutional buyers in accordance with Rule 144A under that Act ("Rule 144A securities"). Liquidity determinations with respect to Section 4(2) paper and Rule 144A securities will be made by the Board of Directors or by the Advisers pursuant to guidelines established by the Board of Directors. The Board or the Advisers will monitor carefully the Fund's investments in such securities and consider the availability of reliable price information, the existence of a substantial market of qualified institutional buyers, trading activity and other relevant information in making such determinations. Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors, such as the Fund, that agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be pursuant to registration or an exemption therefrom. Section 4(2) paper normally is resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. Rule 144A securities generally must be sold to other qualified institutional buyers. If a particular investment in Section 4(2) paper or Rule 144A securities is not determined to be liquid, that investment will be included within the percentage limitation on investment in illiquid securities. The ability to sell Rule 144A securities to qualified institutional buyers is a recent development and it is not possible to predict how this market will mature. Investing in Rule 144A securities could have the effect of increasing the level of Fund illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities from the Fund or other holders.

      MUNICIPAL OBLIGATIONS. The Fund may invest in short-term, investment grade municipal obligations. Municipal obligations generally include debt obligations issued to obtain funds for various public purposes as well as certain industrial development bonds issued by or on behalf of public authorities. Municipal obligations are classified as general obligation bonds, revenue bonds and notes. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Industrial development bonds, in most cases, are revenue bonds that generally do not carry the pledge of the credit of the issuing municipality, but generally are guaranteed by the corporate entity on whose behalf they are issued. Notes are short-term instruments which are obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. Municipal obligations include municipal lease/purchase agreements which are similar to installment purchase contracts for property or equipment issued by municipalities.

      PREFERRED STOCK. The Fund may also purchase preferred stock, which is a class of capital stock that typically pays dividends at a specified rate. Preferred stock is generally senior to common stock, but subordinate to debt securities, with respect to the payment of dividends and on liquidation of the issuer. In general, the market value of preferred stock is its "investment value," or its value as a fixed-income security. Accordingly, the market value of preferred stock generally increases when interest rates decline and decreases when interest rates rise, but, as with debt securities, is also affected by the issuer's ability to make payments on the preferred stock.

      WARRANTS. A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the corporation's capital stock at a set price for a specified period of time. The Fund may invest up to 5% of its net assets in warrants, except that this limitation does not apply to warrants purchased by the Fund that are sold in units with, or attached to, other securities.

      DERIVATIVES. The Fund may invest, to a limited extent, in derivatives ("Derivatives"). These are financial instruments which derive their performance, at least in part, from the performance of an underlying asset, index or interest rate. The Fund may invest in Derivatives for a variety of reasons, including to hedge certain market risks, to provide a substitute for purchasing or selling particular securities or to increase potential income gain. Derivatives may provide a cheaper, quicker or more specifically focused way for the Fund to invest than "traditional" securities would. Derivatives permit the Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities.

      While Derivatives can be used effectively in furtherance of the Fund's investment objective, under certain market conditions, they can be volatile and increase the volatility of the Fund's net asset value ("NAV") per share, decrease the liquidity of the Fund's portfolio and make more difficult the accurate pricing of the Fund's portfolio. Derivatives involve various types and degrees of risk, depending upon the characteristics of the particular Derivative and the portfolio as a whole. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in Derivatives could have a large potential impact on the Fund's performance. If the Fund invests in Derivatives at inappropriate times or judges market conditions incorrectly, such investments may lower the Fund's return or result in a loss. The Fund also could experience losses if it were unable to liquidate its position because of an illiquid secondary market. The market for many Derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for Derivatives.

      When required by the Securities and Exchange Commission ("SEC"), the Fund will set aside permissible liquid assets in a segregated account to cover its obligations relating to its transactions in Derivatives. To maintain this required cover, the Fund may have to sell portfolio securities at disadvantageous prices or times since it may not be possible to liquidate a Derivative position at a reasonable price. Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as over-the-counter Derivatives. Exchange-traded Derivatives generally are guaranteed by the clearing agency which is the issuer or counterparty to such Derivatives. This guarantee usually is supported by a daily payment system (i.e., variation margin requirements) operated by the clearing agency in order to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with Derivatives purchased on an exchange. By contrast, no clearing agency guarantees over-the-counter Derivatives. Therefore, each party to an over-the-counter Derivative bears the risk that the counterparty will default. Accordingly, the Advisers will consider the creditworthiness of counterparties to over-the-counter Derivatives in the same manner as it would review the credit quality of a security to be purchased by the Fund. Over-the-counter Derivatives are less liquid than exchange-traded Derivatives since the other party to the transaction may be the only investor with sufficient understanding of the Derivative to be interested in bidding for it.

      OPTIONS--IN GENERAL. The Derivatives the Fund may use include options. The Fund may write (i.e., sell) covered call option contracts with respect to specific securities to the extent of 20% of the value of its net assets at the time such option contracts are written. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specific date.

      A covered call option written by the Fund is a call option with respect to which the Fund owns the underlying security or otherwise covers the transaction by segregating cash or other securities. The principal reason for writing covered call options is to realize through the receipt of premiums, a greater return than would be realized on the underlying securities alone. The Fund receives a premium from writing covered call options which it retains whether or not the option is exercised. A covered call option exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or to possible continued holding of a security which might otherwise have been sold to protect against depreciation in the market price of the security.

      There is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, at times have rendered certain of the clearing facilities inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of order or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise or it otherwise covers its position.

      Successful use by the Fund of options will be subject to the Advisers' ability to predict correctly movements in the prices of individual stocks or the stock market generally. To the extent the Advisers' predictions are incorrect the Fund may incur losses.

      OTHER INVESTMENT COMPANIES. The Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the Investment Company Act of 1940, as amended (the "1940 Act"). As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.

INVESTMENT TECHNIQUES

      In addition to the principal investment strategies discussed in the Fund's Prospectus, the Fund also may engage in the investment techniques described below. The Fund might not use, or may not have the ability to use, any of these strategies and there can be no assurance that any strategy that is used will succeed.

      BORROWING. The Fund is permitted to borrow to the extent permitted under the 1940 Act, which permits an investment company to borrow in an amount up to 33 1/3% of the value of its total assets. The Fund currently intends to borrow money only for temporary or emergency (not leveraging) purposes, in an amount up to 15% of the value of its total assets (including the money borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the Fund's total assets, the Fund will not make any additional investments.

      CERTAIN INVESTMENTS. From time to time, to the extent consistent with its investment objective, policies and restrictions, the Fund may invest in securities of companies with which Mellon Bank, N.A. ("Mellon Bank"), an affiliate of Dreyfus, has a lending relationship.

      MASTER/FEEDER OPTION. The Company may in the future seek to achieve the Fund's investment objective by investing all of the Fund's net investable assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to the Fund. Shareholders of the Fund will be given at least 30 days' prior notice of any such investment. Such investment would be made only if the Company's Board of Directors determines it to be in the best interest of the Fund and its shareholders. In making that determination, the Company's Board of Directors will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiency. Although the Fund believes that the Company's Board of Directors will not approve an arrangement that is likely to result in higher costs, no assurance is given that costs will be materially reduced if this option is implemented.

INVESTMENT RESTRICTIONS

      FUNDAMENTAL. The following limitations have been adopted by the Fund. The Fund may not change any of these fundamental investment limitations without the consent of: (a) 67% or more of the shares present at a meeting of shareholders duly called if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy; or (b) more than 50% of the outstanding shares of the Fund, whichever is less. The Fund may not:

      1. Purchase any securities which would cause 25% or more of the value of the Fund's total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal activities in the same industry. (For purposes of this limitation, U.S. Government securities and state or municipal governments and their political subdivisions are not considered members of any industry.)

      2. Borrow money or issue senior securities as defined in the 1940 Act, except that (a) the Fund may borrow money in an amount not exceeding one-third of the Fund's total assets at the time of such borrowing, and (b) the Fund may issue multiple classes of shares. The purchase or sale of options, forward contacts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not be considered to involve the borrowing of money or issuance of senior securities.

      3. Purchase with respect to 75% of the Fund's total assets securities of any issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and securities of other investment companies) if, as a result, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

      4. Make loans or lend securities, if as a result thereof more than one-third of the Fund's total assets would be subject to all such loans. For purposes of this limitation debt instruments and repurchase agreements shall not be treated as loans.

      5. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate, including mortgage loans, or securities of companies that engage in the real estate business or invest or deal in real estate or interests therein).

      6. Underwrite securities issued by any other person, except to the extent that the purchase of securities and the later disposition of such securities in accordance with the Fund's investment program may be deemed an underwriting.

      7. Purchase or sell commodities, except that the Fund may enter into options, forward contracts, and futures contracts, including those related to indices, and options on futures contracts or indices.

      The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its investable assets in securities of a single, open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the Fund.

      NON-FUNDAMENTAL. The Fund has adopted the following additional non-fundamental investment restrictions. These non-fundamental restrictions may be changed without shareholder approval, in compliance with applicable law and regulatory policy.

      1. The Fund will not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements with remaining maturities in excess of seven days, time deposits with maturities in excess of seven days, and other securities which are not readily marketable. For purposes of this limitation, illiquid securities shall not include commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933 and securities which may be resold under Rule 144A under the Securities Act of 1933, provided that the Board of Directors, or its delegate, determines that such securities are liquid, based upon the trading markets for the specific security.

      2. The Fund will not invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets and except to the extent otherwise permitted by the 1940 Act.

      3. The Fund will not purchase securities on margin, but the Fund may make margin deposits in connection with transactions in options, forward contracts, futures contracts, and options on futures contracts.

      4. The Fund will not sell securities short, or purchase, sell or write puts, calls or combinations thereof, except as described in the Fund's Prospectus and this Statement of Additional Information.

      If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in such percentage resulting from a change in the values of assets will not constitute a violation of such restriction, except as otherwise required by the 1940 Act.

      If the Fund's investment objective, policies, restrictions, practices or procedures change, shareholders should consider whether the Fund remains an appropriate investment in light of the shareholder's then-current position and needs.


                             MANAGEMENT OF THE FUND

FEDERAL LAW AFFECTING MELLON BANK

      The Glass-Steagall Act of 1933 prohibits national banks from engaging in the business of underwriting, selling or distributing securities and prohibits a member bank of the Federal Reserve System from having certain affiliations with an entity engaged principally in that business. The activities of Mellon Bank in informing its customers of, and performing, investment and redemption services in connection with the Fund, and in providing services to the Fund as custodian, as well as Dreyfus' investment advisory activities, may raise issues under these provisions. Mellon Bank has been advised by counsel that the activities contemplated under these arrangements are consistent with its statutory and regulatory obligations.

      Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of such future statutes and regulations, could prevent Mellon Bank or Dreyfus from continuing to perform all or a part of the above services for its customers and/or the Fund. If Mellon Bank or Dreyfus were prohibited from serving the Fund in any of its present capacities, the Board of Directors would seek an alternative provider(s) of such services.

DIRECTORS AND OFFICERS

      The Company's Board is responsible for the management and supervision of the Fund. The Board approves all significant agreements between the Company, on behalf of the Fund, and those companies that furnish services to the Fund. These companies are as follows:

      The Dreyfus Corporation.................................Investment Adviser
      Premier Mutual Fund Services, Inc..............................Distributor
      Dreyfus Transfer, Inc.......................................Transfer Agent
      Mellon Bank.........................................Custodian for the Fund

      The Company has a Board composed of nine Directors. The following lists the Directors and officers and their positions with the Company and their present and principal occupations during the past five years. Each Director who is an "interested person" of the Company (as defined in the 1940 Act) is indicated by an asterisk(*). Each of the Directors also serves as a Trustee of The Dreyfus/Laurel Funds Trust and The Dreyfus/Laurel Tax-Free Municipal Funds (collectively, with the Company, the "Dreyfus/Laurel Funds") and the Dreyfus High Yield Strategies Fund.

DIRECTORS OF THE COMPANY

o+JOSEPH S. DIMARTINO, Chairman of the Board of the Company. Since January 1995,
      Mr. DiMartino has served as Chairman of the Board for various funds in the Dreyfus Family of Funds. He is also a Director of The Noel Group, Inc., a venture capital company (for which from February 1995 until November 1997, he was Chairman of the Board), The Muscular Dystrophy Association, HealthPlan Services Corporation, a provider of marketing, administrative and risk management services to health and other benefit programs, Carlyle Industries, Inc. (formerly Belding Heminway Company, ) a button packager and distributor; Century Business Services, Inc. (formerly, International Alliance Services, Inc.), a provider of various outservicing functions for small and medium sized companies, and Career Blazers, Inc (formerly Staffing Resources) a temporary placement agency, Mr. DiMartino is also a Board member of 152 other funds in the Dreyfus Family of Funds. For more than five years prior to January 1995, he was President, a director and, until August 24, 1994, Chief Operating Officer of Dreyfus and Executive Vice President and a director of Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus. From August 1994 to December 31, 1994, he was a director of Mellon Bank Corporation. Age: 55 years old. Address:
      200 Park Avenue, New York, New York 10166.

o+JAMES M.  FITZGIBBONS.  Director  of  the  Company;  Director,  Lumber  Mutual
      Insurance Company;  Director,  Barrett Resources,  Inc. Age: 64 years old.
      Address: 40 Norfolk Road, Brookline, Massachusetts 02167.

o*J.  TOMLINSON FORT.  Director of the Company;  Partner,  Reed,  Smith,  Shaw &
      McClay (law firm). Age: 70 years old. Address: 204 Woodcock Drive, Pittsburgh, Pennsylvania 15215.

o+ARTHUR  L.  GOESCHEL.   Director  of  the  Company;  Director,  Calgon  Carbon
      Corporation; Director, Cerex Corporation; former Chairman of the Board and Director, Rexene Corporation. Age: 77 years old. Address: Way Hallow Road and Woodland Road, Sewickley, Pennsylvania 15143.

o+KENNETH A.  HIMMEL.  Director  of the  Company;  former  Director,  The Boston
      Company, Inc. ("TBC") and Boston Safe Deposit and Trust Company; President and Chief Executive Officer, Himmel & Co., Inc.; Vice Chairman, Sutton Place Gourmet, Inc.; Managing Partner, Franklin Federal Partners. Age: 52 years old. Address: 625 Madison Avenue, New York, New York 10022.

o+STEPHEN  J.  LOCKWOOD.  Director  of  the  Company;  President  and  CEO,  LDG
      Management Company Inc.; CEO, LDG Reinsurance Underwriters, SRRF Management Inc. and Medical Reinsurance Underwriters Inc. Age: 51 years old. Address: 401 Edgewater Place, Wakefield, Massachusetts 01880.

o+JOHNJ. SCIULLO.  Director of the Company;  Dean Emeritus and Professor of Law,
      Duquesne University Law School; Director, Urban Redevelopment Authority of Pittsburgh; Member of Advisory Committee, Decedents Estates Laws of Pennsylvania. Age: 67 years old. Address: 321 Gross Street, Pittsburgh, Pennsylvania 15224.

o+ROSLYN M. WATSON. Director of the Company;  Principal,  Watson Ventures, Inc.;
      Director,  American  Express  Centurion  Bank;  Director,  Harvard/Pilgrim
      Community Health Plan, Inc.; Director, Massachusetts Electric Company; Director, the Hyams Foundation, Inc. Age: 49 years old. Address: 25 Braddock Park, Boston, Massachusetts 02116-5816.

o+BENAREE  PRATT  WILEY.  Director  of the  Company;  President  and  CEO of The
      Partnership, an organization dedicated to increasing the representation of African Americans in positions of leadership, influence and decision-making in Boston, MA; Trustee, Boston College; Trustee, WGBH Educational Foundation; Trustee, Children's Hospital; Director, The Greater Boston Chamber of Commerce; Director, The First Albany Companies, Inc.; from April 1995 to March 1998, Director, TBC, an affiliate of Dreyfus. Age: 52 years old. Address: 334 Boylston Street, Suite 400, Boston, Massachusetts.

_______________________

*     "Interested person" of the Company, as defined in the 1940 Act.
o     Member of the Audit Committee.
+     Member of the Nominating Committee.

OFFICERS OF THE COMPANY

# MARGARET W. CHAMBERS. Vice President and Secretary of the Company. Senior Vice President and General Counsel of Funds Distributor, Inc. From August 1996 to March 1998, she was Vice President and Assistant General Counsel for Loomis, Sayles & Company, L.P. From January 1986 to July 1996, she was an associate with the law firm of Ropes & Gray. Age: 39 years old.

#MARIEE.  CONNOLLY.  President  and Treasurer of the Company.  President,  Chief
      Executive Officer, Chief Compliance Officer and a director of the Distributor and Funds Distributor, Inc., the ultimate parent of which is Boston Institutional Group, Inc. Age: 41 years old.

#DOUGLAS C.  CONROY.  Vice  President  and  Assistant  Secretary of the Company.
      Assistant Vice President of Funds Distributor, Inc. From April 1993 to January 1995, he was a Senior Fund Accountant for Investors Bank & Trust Company. Age: 29 years old.

#CHRISTOPHER J. KELLEY.  Vice President and Assistant  Secretary of the Company.
      Vice President and Senior Associate General Counsel of Funds Distributor, Inc. From April 1994 to July 1996, Mr. Kelley was Assistant Counsel at Forum Financial Group. From October 1992 to March 1994, Mr. Kelley was employed by Putnam Investments in legal and compliance capacities. Age: 34 years old.

#KATHLEEN K. MORRISEY.  Vice  President and Assistant  Secretary of the Company.
      Manager of Treasury Services Administration of Funds Distributor, Inc. From July 1994 to November 1995, she was a Fund Accountant for Investors Bank & Trust Company. Age: 26 years old.

#MARY A. NELSON.  Vice  President and Assistant  Treasurer of the Company.  Vice
      President of the Distributor and Funds Distributor, Inc. From September 1989 to July 1994, she was an Assistant Vice President and Client Manager for TBC. Age: 34 years old.

#MICHAEL S.  PETRUCELLI.  Vice  President,  Assistant  Treasurer  and  Assistant
      Secretary of the Company. Senior Vice President and director of Strategic Client Initiatives of Funds Distributor, Inc. From December 1989 through November, 1996, he was employed by GE Investment Services where he held various financial, business development and compliance positions. He also served as Treasurer of the GE Funds and as Director of GE Investment Services. Age: 37 years old.

#STEPHANIE PIERCE. Vice President, Assistant Treasurer and Assistant Secretary of the Company. Vice President and Client Development Manager of Funds Distributor, Inc. From April 1997 to March 1998, she was employed as a Relationship Manager with Citibank, N.A. From August 1995 to April 1997, she was an Assistant Vice President with Hudson Valley Bank, and from

      September 1990 to August 1995, she was a Second Vice President with Chase Manhattan Bank. Age: 30 years old.

#GEORGE A. RIO. Vice President and Assistant Treasurer of the Company. Executive
      Vice President and Client Service Director of Funds Distributor, Inc. From June 1995 to March 1998, he was Senior Vice President and Senior Key Account Manager for Putnam Mutual Funds. From May 1994 to June 1995, he was Director of Business Development for First Data Corporation. From September 1983 to May 1994, he was Senior Vice President and Manager of Client Services and Director of Internal Audit at TBC. Age: 44 years old.

#JOSEPH F. TOWER,  III. Vice  President and Assistant  Treasurer of the Company.
      Senior Vice President, Treasurer, Chief Financial Officer and a Director of the Distributor and Funds Distributor, Inc. From 1988 to August 1994, he was employed by TBC where he held various management positions in the Corporate Finance and Treasury areas. Age: 37 years old.

#ELBA VASQUEZ. Vice President and Assistant Secretary of the Company.  Assistant
      Vice President of Funds Distributor, Inc. From March 1990 to May 1996, she was employed by U.S. Trust Company of New York, where she held various sales and marketing positions. Age: 37 years old.

______________________________
#     Officer also serves as an officer for other investment  companies  advised by Dreyfus, including The Dreyfus/Laurel Funds Trust and The Dreyfus/Laurel Tax-Free Municipal Funds.

      The address of each officer of the Company is 200 Park Avenue, New York, New York 10166.

      No officer or employee of the Distributor (or of any parent, subsidiary or affiliate thereof) receives any compensation from the Company for serving as an officer or Director of the Company. In addition, no officer or employee of Dreyfus (or of any parent, subsidiary or affiliate thereof) serves as an officer or Director of the Company. Effective July 1, 1998, the Dreyfus/Laurel Funds pay each Director/Trustee who is not an "interested person" of the Company (as defined in the 1940 Act) $40,000 per annum, plus $5,000 per joint Dreyfus/Laurel Funds Board meeting attended, $2,000 for separate committee meetings attended which are not held in conjunction with a regularly scheduled Board meeting and $500 for Board meetings and separate committee meetings attended that are conducted by telephone. The Dreyfus/Laurel Funds also reimburse each Director/Trustee who is not an "interested person" of the Company (as defined in the 1940 Act) for travel and out-of-pocket expenses. The Chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts). In the event that there is a joint committee meeting of the Dreyfus/Laurel Funds and the Dreyfus High Yield Strategies Fund, the $2,000 fee will be allocated between the Dreyfus/Laurel Funds and the Dreyfus High Yield Strategies Fund. The compensation structure described in this paragraph is referred to hereinafter as the "Current Compensation Structure."

      In addition, the Company currently has three Emeritus Board members who are entitled to receive an annual retainer and a per meeting fee of one-half the amount paid to them as Board members pursuant to the Current Compensation Structure.

      Prior to July 1, 1998, the Dreyfus/Laurel Funds paid each Director/Trustee who was not an "interested person" of the Company (as defined in the 1940 Act) $27,000 per annum (and an additional $25,000 for the Chairman of the Board of Directors/Trustees of the Dreyfus/Laurel Funds) and $1,000 per joint Dreyfus/Laurel Funds Board meeting attended, plus $750 per joint Dreyfus/Laurel Funds Audit Committee meeting attended, and reimbursed each such Director/Trustee for travel and out-of-pocket expenses (the "Former Compensation Structure").

      The aggregate amount of fees and expenses received by each current Director from the Company for the fiscal year ended October 31, 1998, and from all other funds in the Dreyfus Family of Funds for which such person is a Board member for the year ended December 31, 1998, pursuant to the Former Compensation Structure for the period from November 1, 1997 through June 30, 1998 and the Current Compensation Structure for the period from July 1, 1998 through October 31, 1998, were as follows:


                                                                      Total Compensation
                                   Aggregate                          From the Company
Name of Board                      Compensation                       and Fund Complex
Member                             From the Company#                  Paid to Board Member****
-------------                      -----------------                  ------------------------

Joseph S. DiMartino*

James M. Fitzgibbons

J. Tomlinson Fort**                     none                                none

Arthur L. Goeschel

Kenneth A. Himmel

Stephen J. Lockwood

John J. Sciullo

Roslyn M. Watson

Benaree Pratt Wiley***

_________________________
#  Amounts  required  to be paid by the Company  directly to the  non-interested
   Directors,  that would be applied to offset a portion of the  management  fee
   payable  to   Dreyfus,   are  in  fact  paid   directly  by  Dreyfus  to  the
   non-interested  Directors.  Amount does not include  reimbursed  expenses for attending Board meetings, which amounted to $[ ] for the Company.


* Mr. DiMartino became Chairman of the Board of the Dreyfus/Laurel Funds on January 1, 1999.

** J.  Tomlinson  Fort is paid directly by Dreyfus for serving as a Board member of the Company and the funds in the Dreyfus/Laurel Funds and separately by the Dreyfus High Yield Strategies Fund. For the fiscal year ended October 31, 1998, the aggregate amount of fees and expenses received by J. Tomlinson Fort from Dreyfus for serving as a Board member of the Company was ______________________. For the year ended December 31, 1998, the aggregate amount of fees and expenses received by Mr. Fort for serving as a Board member of all funds in the Dreyfus/Laurel Funds (including the Company) and Dreyfus High Yield Strategies Fund (for which payment is made directly by the fund) was ______________________. In addition, Dreyfus reimbursed Mr. Fort a total of $__________________ for expenses attributable to the Company's Board meetings which is not included in the $__________________ amount in note # above.

***Payments to Ms. Wiley were for the period from April 23, 1998 (the date she was elected as a Board member) through October 31, 1998.

****The Dreyfus Family of Funds consists of ___ mutual funds.

      The officers and Directors of the Company as a group owned beneficially less than 1% of the total shares of the Fund outstanding as of November __, 1998.

      PRINCIPAL   SHAREHOLDERS.   As  of  January  31,   1999,   the   following
shareholder(s) owned of record 5% or more of Class A, Class B, Class C or Class T of the Fund: _________.


                             MANAGEMENT ARRANGEMENTS

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTIONS IN THE FUND'S PROSPECTUS ENTITLED "EXPENSES" AND "MANAGEMENT."

      Dreyfus is a wholly-owned subsidiary of Mellon Bank Corporation ("Mellon"). Mellon is a publicly owned multibank holding company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets. Mellon is among the 25 largest bank holding companies in the United States based on total assets.

      Dreyfus has engaged Sarofim, located at Two Houston Center, Suite 2907, Houston, Texas 77010, to serve as the Fund's sub-investment adviser. Sarofim, a registered investment adviser, was formed in 1958. As of __________, Sarofim managed approximately $____ billion in assets for three other registered investment companies and provided investment advisory services to discretionary accounts having aggregate assets of approximately $____ billion.

      MANAGEMENT AGREEMENT. Dreyfus serves as the investment manager for the Fund pursuant to an Investment Management Agreement with the Company dated April 4, 1994 (the "Management Agreement"), transferred to Dreyfus as of October 17, 1994, subject to the overall authority of the Company's Board of Directors in accordance with Maryland law. Pursuant to the Management Agreement, Dreyfus provides, or arranges for one or more third parties to provide, investment advisory, administrative, custody, fund accounting and transfer agency services to the Fund. As investment manager, Dreyfus supervises and monitors the performance of Sarofim in making investment decisions for the Fund based on the Fund's investment objective, policies and restrictions. The Management Agreement is subject to review and approval at least annually by the Board of Directors.

      The Management Agreement will continue from year to year provided that a majority of the Directors who are not "interested persons" of the Company and either a majority of all Directors or a majority (as defined in the 1940 Act) of the shareholders of the Fund approve its continuance. The Management Agreement was last approved by the Board of Directors on , 1999 to continue until , 2000. The Company may terminate the Management Agreement upon the vote of a majority of the Board of Directors or upon the vote of a majority of the Fund's outstanding voting securities on 60 days' written notice to Dreyfus. Dreyfus may terminate the Management Agreement upon 60 days' written notice to the Company. The Management Agreement will terminate immediately and automatically upon its assignment.

      The following persons are officers and/or directors of Dreyfus: W. Keith Smith, Chairman of the Board; Christopher M. Condron, President, Chief Executive Officer, Chief Operating Officer and a director; Stephen E. Canter, Vice Chairman, Chief Investment Officer and a director; Lawrence S. Kash, Vice Chairman-Distribution and a director; Ronald P. O'Hanley III, Vice Chairman; J. David Officer, Vice Chairman and a director; William T. Sandalls, Jr., Executive Vice President; Mark N. Jacobs, Vice President, General Counsel and Secretary; Patrice M. Kozlowski, Vice President-Corporate Communications; Mary Beth Leibig, Vice President-Human Resources; Andrew S. Wasser, Vice-President-Information Systems; Theodore A. Schachar, Vice President; Wendy Strutt, Vice President; Richard Terres, Vice President; William H. Maresca, Controller; James Bitetto, Assistant Secretary; Steven F. Newman, Assistant Secretary; and Mandell L. Berman, Burton C. Borgelt, Frank V. Cahouet and Richard F. Syron, directors.

      Sub-Investment Advisory Agreement. Sarofim, subject to the supervision and approval of Dreyfus, provides investment advisory assistance and day-to-day management of the Fund's investments as well as investment research and statistical information, pursuant to the Sub-Investment Advisory Agreement (the "Sub-Advisory Agreement") dated October 23, 1997 between Sarofim and Dreyfus, subject to the overall authority of the Company's Board in accordance with Maryland law. The Sub-Advisory Agreement was approved by the Company's Board, including a majority of the Board members who are not "interested persons" of any party to the Sub-Advisory Agreement, at a meeting held on _________________, and will continue in effect until _____________________. The Sub-Advisory Agreement is subject to review and approval at least annually by the Board of Directors.

      The Sub-Advisory Agreement will continue from year to year provided that a majority of the Directors who are not interested persons (as defined in the 1940
Act) of the Company, Dreyfus, or Sarofim and either a majority of all Directors or a majority (as defined in the 1940 Act) of the shareholders of the Fund approve its continuance. The Sub-Advisory Agreement is terminable without penalty (i) by Dreyfus on 60 days' notice, (ii) by the Company's Board or by vote of the holders of a majority of the Fund's shares on 60 days' notice, or
(iii) by Sarofim on not less than 90 days' notice. The Sub-Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act) or upon the termination of the Management Agreement for any reason.

      The following persons are officers and/or directors of Sarofim: Fayez S. Sarofim, Chairman of the Board and President: Raye G. White, Executive Vice President, Secretary, Treasurer and a director; Russell M. Frankel, Russell B. Hawkins, William K. McGee, Jr., Charles E. Sheedy and Ralph Thomas, Senior Vice Presidents; and Nancy Daniel and James A. Reynolds, III, Vice Presidents.

      Sarofim provides day-to-day management of the Fund's investments in accordance with the stated policies of the Fund, subject to the supervision of Dreyfus and the approval of the Company's Board. Dreyfus and Sarofim provide the Fund with portfolio managers who are authorized by the Company's Board to execute purchases and sales of securities. The Fund's principal portfolio manager is Fayez S. Sarofim, who is assisted by Russell B. Hawkins, Elaine Rees and Christopher Sarofim. Dreyfus and Sarofim also maintain research departments with professional staffs of portfolio managers and securities analysts who provide research services for the Fund and other funds advised by Dreyfus and Sarofim.

      EXPENSES. Under the Management Agreement, the Fund has agreed to pay Dreyfus a monthly fee at the annual rate of 1.10% of the value of the Fund's average daily net assets. Dreyfus pays all of the Fund's expenses, except brokerage fees, taxes, interest, fees and expenses of the non-interested directors (including counsel fees), Rule 12b-1 fees (if applicable) and extraordinary expenses. Although Dreyfus does not pay for the fees and expenses of the non-interested Directors (including counsel fees), Dreyfus is contractually required to reduce its investment management fee by an amount equal to the Fund's allocable share of such fees and expenses. From time to time, Dreyfus may voluntarily waive a portion of the investment management fees payable by the Fund, which would have the effect of lowering the expense ratio of the Fund and increasing return to investors. Expenses attributable to the Fund are charged against the Fund's assets; other expenses of the Company are allocated among its funds on the basis determined by the Board, including, but not limited to, proportionately in relation to the net assets of each fund.

      Under the Sub-Advisory Agreement, Dreyfus has agreed to pay Sarofim, out of the fee received by Dreyfus from the Fund, an annual fee of 0.30% of the value of the Fund's average daily net assets, payable monthly.

      For the fiscal year ended October 31, 1998, the Fund had the following expenses: Management fees of $____.

      THE DISTRIBUTOR. Premier Mutual Fund Services, Inc. (the "Distributor"), located at 60 State Street, Boston, Massachusetts 02109, serves as the Fund's distributor on a best efforts basis pursuant to an agreement which is renewable annually. Dreyfus may pay the Distributor for shareholder services from Dreyfus' own assets, including past profits but not including the management fee paid by the Fund. The Distributor may use part or all of such payments to pay certain banks, securities brokers or dealers and other financial institutions ("Agents") for these services. The Distributor also acts as sub-administrator for the Fund and as distributor for the other funds in the Dreyfus Family of Funds.

                              PURCHASE OF SHARES

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTIONS IN THE FUND'S PROSPECTUS ENTITLED "ACCOUNT POLICIES," "SERVICES FOR FUND INVESTORS," "INSTRUCTIONS FOR REGULAR ACCOUNTS," AND "INSTRUCTIONS FOR IRAS."

      GENERAL. When purchasing Fund shares, you must specify which Class is being purchased. The decision as to which Class of shares is most beneficial to you depends on the amount and the intended length of your investment. You should consider whether, during the anticipated life of your investment in the Fund, the accumulated distribution fee, service fee and CDSC, if any, on Class B shares or Class C shares would be less than the accumulated distribution fee and initial sales charge on Class A shares or the accumulated distribution fee, service fee and initial sales charge on Class T shares, purchased at the same time, and to what extent, if any, such differential would be offset by the return on Class A shares and Class T shares, respectively. You may also want to consider whether, during the anticipated life of your investment in the Fund, the accumulated distribution fee, service fee, and initial sales charge on Class T shares would be less than the accumulated distribution fee and higher initial sales charge on Class A shares purchased at the same time, and to what extent, if any, such differential could be offset by the return of Class A. Additionally, investors qualifying for reduced initial sales charges who expect to maintain their investment for an extended period of time might consider purchasing Class A shares because the accumulated continuing distribution and service fees on Class B or Class C shares and the accumulated distribution fee, service fees and initial sales charge on Class T shares may exceed the accumulated distribution fee and initial sales charge on Class A shares during the life of the investment. Finally, you should consider the effect of the CDSC period and any conversion rights of the Classes in the context of your own investment time frame. For example, while Class C shares have a shorter CDSC period than Class B shares, Class C shares do not have a conversion feature and, therefore, are subject to ongoing distribution and service fees. Thus, Class B shares may be more attractive than Class C shares to investors with longer term investment outlooks. Generally, Class A shares will be most appropriate for investors who invest $1,000,000 or more in Fund shares, and Class A and Class T shares will not be appropriate for investors who invest less than $50,000 in Fund shares. Additionally, investors qualifying for reduced initial sales charges who expect to maintain their investment for an extended period of time might consider purchasing Class A shares because the accumulated continuing distribution and service fees on Class B or Class C shares and the accumulated distribution fee, service fees and initial sales charges on Class T shares may exceed the accumulated distribution fee and initial sales charge on Class A shares during the life of the investment. Finally, you should consider the effect of the CDSC period and any conversion rights of the Classes in the context of your own investment time frame. For example, while Class C shares have a shorter CDSC period than Class B shares, Class C shares do not have a conversion feature and, therefore, are subject to ongoing distribution and service fees. Thus, Class B shares may be more attractive than Class C shares to investors with longer term investment outlooks. Generally, Class A shares may be more appropriate for investors who invest $1,000,000 or more in Fund shares, and Class A and Class T shares will not be appropriate for investors who invest less than $50,000 in Fund shares. The Fund reserves the right to reject any purchase order.

      Class A shares, Class B shares, Class C shares and Class T shares may be purchased only by clients of Agents, except that full-time or part-time employees of Dreyfus or any of its affiliates or subsidiaries, directors of Dreyfus, Board members of a fund advised by Dreyfus, including members of the Company's Board, or the spouse or minor child of any of the foregoing may purchase Class A shares directly through the Distributor. Subsequent purchases may be sent directly to the Transfer Agent or your Agent.

      The minimum initial investment is $1,000. Subsequent investments must be at least $100. The minimum initial investment for Dreyfus-sponsored self-employed individual retirement plans ("Keogh Plans"), IRAs, simplified employee pension plans ("SEP-IRAs") and custodial accounts under Section 403(b)(7) of the Internal Revenue Code of 1986, as amended ("Code") ("403(b)(7) Plans") with only one participant is $750, with no minimum for subsequent purchases. Individuals who open an IRA also may open a non-working spousal IRA with a minimum initial investment of $250. However, the Fund is not designed for, and may not be suitable for, investors such as IRAs and retirement plans, whose income is not subject to current Federal income taxation. The initial investment must be accompanied by the Fund's Account Application. The Fund reserves the right to offer Fund shares without regard to minimum purchase requirements to employees participating in certain qualified or non-qualified employee benefit plans or other programs where contributions or account information can be transmitted in a manner and form acceptable to the Fund. The Fund reserves the right to vary further the initial and subsequent investment minimum requirements at any time.

      Fund shares are sold on a continuous basis. NAV per share is determined as of the close of trading on the floor of the New York Stock Exchange ("NYSE") (currently 4:00 p.m., New York time), on each day the NYSE is open for business. For purposes of determining NAV, options and futures contracts will be valued 15 minutes after the close of trading on the floor of the NYSE. NAV per share of each class is computed by dividing the value of the Fund's net assets represented by such class (i.e., the value of its assets less liabilities) by the total number of shares of such class outstanding. For further information regarding the methods employed in valuing the Fund's investments, see "Determination of Net Asset Value".

      If an order is received in proper form by the Transfer Agent or other entity authorized to receive orders on behalf of the Fund by the close of trading on the floor of the NYSE (currently 4:00 p.m., New York time) on a business day, Fund shares will be purchased at the public offering price determined as of the close of trading on the floor of the NYSE on that day. Otherwise, Fund shares will be purchased at the public offering price determined as of the close of trading on the floor of the NYSE on the next business day, except where shares are purchased through a dealer as provided below.

      Orders for the purchase of Fund shares received by dealers by the close of trading on the floor of the NYSE on any business day and transmitted to the Distributor or its designee by the close of its business day (normally 5:15 p.m., New York time) will be based on the public offering price per share determined as of the close of trading on the floor of the NYSE on that day. Otherwise, the orders will be based on the next determined public offering price. It is the dealers' responsibility to transmit orders so that they will be received by the Distributor or its designee before the close of its business day. For certain institutions that have entered into agreements with the Distributor, payment for the purchase of Fund shares may be transmitted, and must be received by the Transfer Agent, within three business days after the order is placed. If such payment is not received within three business days after the order is placed, the order may be canceled and the institution could be held liable for resulting fees and/or losses.

      Agents may receive different levels of compensation for selling different Classes of shares. Management understands that some Agents may impose certain conditions on their clients which are different from those described in the Fund's Prospectus, and, to the extent permitted by applicable regulatory authority, may charge their clients direct fees which would be in addition to any amounts which might be received under the Distribution and Service Plans. Each Agent has agreed to transmit to its clients a schedule of such fees. You should consult your Agent in this regard.

      The Distributor may pay dealers a fee of up to 0.5% of the amount invested through such dealers in Fund shares by employees participating in qualified or non-qualified employee benefit plans or other programs where (i) the employers or affiliated employers maintaining such plans or programs have a minimum of 250 employees eligible for participation in such plans or programs or (ii) such plan's or program's aggregate investment in the Dreyfus Family of Funds or certain other products made available by the Distributor to such plans or programs exceeds $1,000,000 ("Eligible Benefit Plans"). Shares of funds in the Dreyfus Family of Funds then held by Eligible Benefit Plans will be aggregated to determine the fee payable. The Distributor reserves the right to cease paying these fees at any time. The Distributor will pay such fees from its own funds, other than amounts received from the Fund, including past profits or any other source available to it.

      Federal regulations require that you provide a certified taxpayer identification number ("TIN") upon opening or reopening an account. See the Fund's Account Application for further information concerning this requirement. Failure to furnish a certified TIN to the Fund could subject you to a $50 penalty imposed by the Internal Revenue Service.

      CLASS A SHARES. The public offering price for Class A shares is the NAV per share of that Class plus, a sales load as shown below:

                              Total Sales Load as a % Dealers' Reallowance
  Amount of Transaction   of Offering Price Per Share   as a % of Offering Price
  ---------------------   ---------------------------   ------------------------
      Less than $50,000                   5.75                    5.00
      $50,000 to less than $100,000       4.50                    3.75
      $100,000 to less than $250,000      3.50                    2.75
      $250,000 to less than $500,000      2.50                    2.25
      $500,000 to less than $1,000,000    2.00                    1.75
      $1,000,000 or more                  -0-                     -0-

      There is no initial sale charge on purchases of $1,000,000 or more of Class A shares. However, if you purchase Class A shares without an initial sales charge as part of an investment of at least $1,000,000 and redeem all or a portion of those shares within one year of purchase, a contingent deferred sales charge ("CDSC") of 1.00% will be assessed at the time of redemption. The Distributor may pay Agents an amount up to 1% of the NAV of Class A shares purchased by their clients that are subject to a CDSC. The terms contained below under "Redemption of Shares - Contingent Deferred Sales Charge - Class B Shares" (other than the amount of the CDSC and time periods) and "Redemption of Shares - Waiver of CDSC" are applicable to the Class A shares subject to a CDSC. Letter of Intent and Right of Accumulation apply to such purchases of Class A shares.

      Full-time employees of NASD member firms and full-time employees of other financial institutions which have entered into an agreement with the Distributor pertaining to the sale of Fund shares (or which otherwise have a brokerage related or clearing arrangement with an NASD member firm or financial institution with respect to the sale of Fund shares) may purchase Class A shares for themselves directly or pursuant to an employee benefit plan or other program, or for their spouses or minor children, at NAV, provided that they have furnished the Distributor with such information as it may request from time to time in order to verify eligibility for this privilege. This privilege also applies to full-time employees of financial institutions affiliated with NASD member firms whose full-time employees are eligible to purchase Class A shares at NAV. In addition, Class A shares are offered at NAV to full-time or part-time employees of Dreyfus or any of its affiliates or subsidiaries, directors of Dreyfus, Board members of a fund advised by Dreyfus, including members of the Company's Board, or the spouse or minor child of any of the foregoing.

      Class A shares are offered at NAV without a sales load to employees participating in Eligible Benefit Plans. Class A shares also may be purchased (including by exchange) at NAV without a sales load for Dreyfus-sponsored IRA "Rollover Accounts" with the distribution proceeds from a qualified retirement plan or a Dreyfus-sponsored 403(b)(7) plan, provided that, at the time of such distribution, such qualified retirement plan or Dreyfus-sponsored 403(b)(7) plan
(a) met the requirements of an Eligible Benefit Plan and all or a portion of such plan's assets were invested in funds in the Dreyfus Premier Family of Funds or the Dreyfus Family of Funds or certain other products made available by the Distributor to such plans, or (b) invested all of its assets in certain funds in the Dreyfus Premier Family of Funds or the Dreyfus Family of Funds or certain other products made available by the Distributor to such plans.

      Class A shares may be purchased at NAV through certain broker-dealers and other financial institutions which have entered into an agreement with the Distributor, which includes a requirement that such shares be sold for the benefit of clients participating in a "wrap account" or a similar program under which such clients pay a fee to such broker-dealer or other financial institution.

      Class A shares also may be purchased at NAV, subject to appropriate documentation, through a broker-dealer or other financial institution with the proceeds from the redemption of shares of a registered open-end management investment company not managed by Dreyfus or its affiliates. The purchase of Class A shares of the Fund must be made within 60 days of such redemption and the shareholder must have either (i) paid an initial sales charge or a CDSC or
(ii) been obligated to pay at any time during the holding period, but did not actually pay on redemption, a deferred sales charge with respect to such redeemed shares.

      Class A shares also may be purchased at NAV, subject to appropriate documentation, by (i) qualified separate accounts maintained by an insurance company pursuant to the laws of any State or territory of the United States,
(ii) a State, county or city or intrumentality thereof, (iii) a charitable organization (as defined in Section 501(c)(3) of the Code) investing $50,000 or more in Fund shares, and (iv) a charitable remainder trust (as defined in that Section).

      CLASS B SHARES. The public offering price for Class B shares is the NAV per share of that Class. No initial sales charge is imposed at the time of purchase. A CDSC is imposed, however, on certain redemptions of Class B shares as described in the Fund's Prospectus. The Distributor compensates certain Agents for selling Class B shares at the time of purchase from the Distributor's own assets. The proceeds of the CDSC and the distribution fee, in part, are used to defray these expenses.

      Approximately six years after the date of purchase, Class B shares automatically will convert to Class A shares, based on the relative NAVs for shares of each such Class. Class B shares that have been acquired through the reinvestment of dividends and distributions will be converted on a pro rata basis together with other Class B shares, in the proportion that a shareholder's Class B shares converting to Class A shares bears to the total Class B shares not acquired through the reinvestment of dividends and distributions.

      CLASS C SHARES. The public offering price for Class C shares is the NAV per share of that Class. No initial sales charge is imposed at the time of purchase. A CDSC is imposed, however, on redemptions of Class C shares made within the first year of purchase.
See "Class B Shares" above and "How to Redeem Shares."

      CLASS T SHARES. The public offering price for Class T shares is the NAV per share of that class plus a sales load as shown below:

                              Total Sales Load as a % Dealers' Reallowance
  Amount of Transaction   of Offering Price Per Share   as a % of Offering Price
  ---------------------   ---------------------------   ------------------------
  Less than $50,000                   4.50                    4.00
  $50,000 to less than $100,000       4.00                    3.50
  $100,000 to less than $250,000      3.00                    2.50
  $250,000 to less than $500,000      2.00                    1.75
  $500,000 to less than $1,000,000    1.50                    1.25
  $1,000,000 or more                  -0-                     -0-

      There is no initial sale charge on purchases of $1,000,000 or more of Class T shares. However, if you purchase Class T shares without an initial sales charge as part of an investment of at least $1,000,000 and redeem all or a portion of those shares within one year of purchase, a CDSC of 1.00% will be assessed at the time of redemption. The Distributor may pay Agents an amount up to 1% of the NAV of Class T shares purchased by their clients that are subject to a CDSC. The terms contained below under "Redemption of Shares - Contingent Deferred Sales Charge - Class B shares" (other than the amount of the CDSC and time periods) and "Redemption of Shares - Waiver of CDSC" are applicable to the Class T shares subject to a CDSC. Letter of Intent and Right of Accumulation apply to such purchases of Class T shares. Because the expenses associated with Class A shares will be lower than those associated with Class T shares, purchasers investing $1,000,000 or more in the Fund will generally find it beneficial to purchase Class A Shares rather than Class T shares.

      The dealer reallowance provided with respect to Class A and Class T shares may be changed from time to time but will remain the same for all dealers. The Distributor, at its own expense, may provide additional promotional incentives to dealers that sell shares of funds advised by Dreyfus which are sold with a sales load, such as Class A and Class T shares. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of such shares. Dealers receive a larger percentage of the sales load from the Distributor than they receive for selling most other funds.

      SALES LOADS -- CLASS A AND CLASS T. The scale of sales loads applies to purchases of Class A and Class T shares made by any "purchaser," which term includes an individual and/or spouse purchasing securities for his, her or their own account or for the account of any minor children, or a trustee or other fiduciary purchasing securities for a single trust estate or a single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Internal Revenue Code of 1986, as amended (the "Code")) although more than one beneficiary is involved; or a group of accounts established by or on behalf of the employees of an employer or affiliated employers pursuant to an employee benefit plan or other program (including accounts established pursuant to Sections 403(b), 408(k) and 457 of the Code); or an organized group which has been in existence for more than six months, provided that it is not organized for the purpose of buying redeemable securities of a registered investment company and provided that the purchases are made through a central administration or a single dealer, or by other means which result in economy of sales effort or expense.

      Set forth below is an example of the method of computing the offering price of the Fund's Class A shares. The example assumes a purchase of Class A shares of the Fund aggregating less than $50,000 subject to the schedule of sales charges set forth in the Fund's Prospectus at a price based upon the NAV of a Class A share at the close of business on October 31, 1998:

      NAV per share                                              $_____

      Per Share Sales Charge - 5.75% of offering price
        (6.10% of NAV per share)                                 $_____

      Per Share Offering Price to Public                         $_____

      Set forth below is an example of the method of computing the offering price of the Fund's Class T shares. The example assumes a purchase of Class T shares of the Fund aggregating less than $50,000 subject to the schedule of sales charges set forth in the Fund's Prospectus at a price based upon the NAV of a Class T share at the close of business on October 31, 1998:

      NAV per share                                               $_____

      Per Share Sales Charge - 4.50% of offering price
        (4.70% of NAV per share)                                  $_____

      Per Share Offering Price to Public                          $_____

      RIGHT OF ACCUMULATION--CLASS A AND CLASS T SHARES. Reduced sales loads apply to any purchase of Class A and Class T shares, shares of other funds in the Dreyfus Premier Family of Funds, shares of certain other funds advised by Dreyfus which are sold with a sales load and shares acquired by a previous exchange of such shares (hereinafter referred to as "Eligible Funds"), by you and any related "purchaser" as defined above, where the aggregate investment, including such purchase, is $50,000 or more. If, for example, you previously purchased and still hold Class A and Class T shares of the Fund, or shares of any other Eligible Fund or combination thereof, with an aggregate current market value of $40,000 and subsequently purchase Class A or Class T shares of the Fund, respectively, or shares of an Eligible Fund having a current value of $20,000, the sales load applicable to the subsequent purchase would be reduced to 4.5% of the offering price in the case of Class A shares, or 4.00% of the offering price in the case of Class T shares. All present holdings of Eligible Funds may be combined to determine the current offering price of the aggregate investment in ascertaining the sales load applicable to each subsequent purchase.

      To qualify for reduced sales loads, at the time of purchase you or your Agent must notify the Distributor if orders are made by wire, or the Transfer Agent if orders are made by mail. The reduced sales load is subject to confirmation of your holdings through a check of appropriate records.

      TELETRANSFER PRIVILEGE. You may purchase Fund shares by telephone through the TeleTransfer Privilege if you have checked the appropriate box and supplied the necessary information on the Account Application or have filed a Shareholder Services Form with the Transfer Agent. The proceeds will be transferred between the bank account designated in one of these documents and your Fund account. Only a bank account maintained in a domestic financial institution that is an Automated Clearing House ("ACH") member may be so designated. TeleTransfer purchase orders may be made at any time. Purchase orders received by 4:00 p.m., New York time, on any business day that the Transfer Agent and the NYSE are open for business will be credited to the shareholder's Fund account on the next bank business day following such purchase order. Purchase orders made after 4:00 p.m., New York time, on any business day the Transfer Agent and the NYSE are open for business, or orders made on Saturday, Sunday or any Fund holiday (e.g., when the NYSE is not open for business), will be credited to the shareholder's Fund account on the second bank business day following such purchase order. To qualify to use the TeleTransfer Privilege, the initial payment for purchase of Fund shares must be drawn on, and redemption proceeds paid to, the same bank and account as are designated on the Account Application or Shareholder Services Form on file. If the proceeds of a particular redemption are to be wired to an account at any other bank, the request must be in writing and signature-guaranteed. See "Redemption of Shares - TeleTransfer Privilege." The Fund may modify or terminate this Privilege at any time or charge a service fee upon notice to shareholders. No such fee currently is contemplated.

      REOPENING AN ACCOUNT. An investor may reopen an account with a minimum investment of $100 without filing a new Account Application during the calendar year the account is closed or during the following calendar year, provided the information on the old Account Application is still applicable.

      IN-KIND PURCHASES. If the following conditions are satisfied, the Fund may at its discretion, permit the purchase of shares through an "in-kind" exchange of securities. Any securities exchanged must meet the investment objective, policies and limitations of the Fund, must have a readily ascertainable market value, must be liquid and must not be subject to restrictions on resale. The market value of any securities exchanged, plus any cash, must be at least equal to $25,000. Shares purchased in exchange for securities generally cannot be redeemed for fifteen days following the exchange in order to allow time for the transfer to settle.

      The basis of the exchange will depend upon the relative NAVs of the shares purchased and securities exchanged. Securities accepted by the Fund will be valued in the same manner as the Fund values its assets. Any interest earned on the securities following their delivery to the Fund and prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities become the property of the Fund, along with the securities. For further information about "in-kind" purchases, call 1-800-645-6561.

      SHARE CERTIFICATES. Share certificates are issued upon written request only. No certificates are issued for fractional shares.

                                  DISTRIBUTION AND SERVICE PLANS

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION IN THE FUND'S PROSPECTUS ENTITLED "YOUR INVESTMENT."

      Class A, Class B, Class C and Class T shares are subject to annual fees for distribution and shareholder services.

      The SEC has adopted Rule 12b-1 under the 1940 Act (the "Rule") regulating the circumstances under which investment companies such as the Company may, directly or indirectly, bear the expenses of distributing their shares. The Rule defines distribution expenses to include expenditures for "any activity which is primarily intended to result in the sale of fund shares." The Rule, among other things, provides that an investment company may bear such expenses only pursuant to a plan adopted in accordance with the Rule.

      DISTRIBUTION PLAN--CLASS A SHARES. The Company has adopted a Distribution Plan pursuant to the Rule with respect to the Class A shares of the Fund ("Class A Plan"), whereby Class A shares of the Fund may spend annually up to 0.25% of the average of its net assets to compensate Dreyfus Service Corporation, an affiliate of Dreyfus, for shareholder servicing activities and the Distributor for shareholder servicing activities and expenses primarily intended to result in the sale of Class A shares of the Fund. The Class A Plan allows the Distributor to make payments from the Rule 12b-1 fees it collects from the Fund to compensate Agents that have entered into Selling Agreements ("Agreements") with the Distributor. Under the Agreements, the Agents are obligated to provide distribution related services with regard to the Fund and/or shareholder services to the Agent's clients that own Class A shares of the Fund.

      The Class A Plan provides that a report of the amounts expended under the Class A Plan, and the purposes for which such expenditures were incurred, must be made to the Company's Directors for their review at least quarterly. In addition, the Class A Plan provides that it may not be amended to increase materially the costs which the Fund may bear for distribution pursuant to the Class A Plan without approval of the Fund's shareholders, and that other material amendments of the Class A Plan must be approved by the vote of a majority of the Directors and of the Directors who are not "interested persons" (as defined in the 1940 Act) of the Company or the Distributor and who do not have any direct or indirect financial interest in the operation of the Class A Plan, cast in person at a meeting called for the purpose of considering such amendments. The Class A Plan is subject to annual approval by the entire Board of Directors and by the Directors who are neither interested persons nor have any direct or indirect financial interest in the operation of the Class A Plan, by vote cast in person at a meeting called for the purpose of voting on the Class A Plan. The Class A Plan was so approved by the Directors at a meeting held on , 1999. The Class A Plan is terminable, as to the Fund's Class A shares, at any time by vote of a majority of the Directors who are not interested persons and have no direct or indirect financial interest in the operation of the Class A Plan or by vote of the holders of a majority of the outstanding shares of such class of the Fund.

      SERVICE AND DISTRIBUTION PLANS -- CLASS B, CLASS C AND CLASS T SHARES. In addition to the above described current Class A Plan for Class A shares, the Board of Directors has adopted a Service Plan (the "Service Plan") under the Rule for Class B, Class C and Class T shares, pursuant to which the Fund pays the Distributor and Dreyfus Service Corporation a fee at the annual rate of 0.25% of the value of the average daily net assets of Class B, Class C and Class T shares for the provision of certain services to the holders of Class B, Class C and Class T shares, respectively. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and providing services related to the maintenance of such shareholder accounts. With regard to such services, each Agent is required to disclose to its clients any compensation payable to it by the Fund and any other compensation payable by its clients in connection with the investment of their assets in Class B, Class C and Class T shares. The Distributor may pay one or more Agents in respect of services for these Classes of shares. The Distributor determines the amounts, if any, to be paid to Agents under the Service Plan and the basis on which such payments are made. The Company's Board of Directors has also adopted a Distribution Plan pursuant to the Rule with respect to Class B and Class C shares (the "Class B and Class C Plan") and a separate Distribution Plan pursuant to the Rule with respect to Class T shares (the "Class T Plan"). Pursuant to the Class B and Class C Plan, the Fund pays the Distributor for distributing the Fund's Class B and Class C shares at an aggregate annual rate of 0.75% of the value of the average daily net assets of Class B and Class C shares, respectively. Pursuant to the Class T Plan, the Fund pays the Distributor for distributing the Fund's Class T shares at an annual rate of 0.25% of the value of the average daily net assets of Class T shares. The Distributor may pay one or more Agents in respect of advertising, marketing and other distribution services for Class T shares, and determines the amounts, if any, to be paid to Agents and the basis on which such payments are made. The Company's Board of Directors believes that there is a reasonable likelihood that the Service Plan, the Class B and Class C Plan and the Class T Plan (each a "Plan" and collectively, the "Plans") will benefit the Fund and the holders of Class B, Class C and Class T shares.

      A quarterly report of the amounts expended under each Plan, and the purposes for which such expenditures were incurred, must be made to the Directors for their review. In addition, each Plan provides that it may not be amended to increase materially the cost which holders of Class B, Class C or Class T shares may bear pursuant to such Plans without the approval of the holders of the affected Class and that other material amendments must be approved by the Board of Directors and by the Directors who are not interested persons of the Company and have no direct or indirect financial interest in the operation of the applicable Plan or in any agreements entered into in connection with such Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. Each Plan is subject to annual approval by such vote of the Directors cast in person at a meeting called for the purpose of voting on the Plan. The Service Plan with respect to Class B and Class C shares and the Class B and Class C Plan were so approved by the Directors at a meeting held on , 1999. The Service Plan with respect to Class T shares and the Class T Plan were so approved by the Directors of a meeting held on __________, 1999. Each Plan may be terminated at any time by vote of a majority of the Directors who are not interested persons and have no direct or indirect financial interest in the operation of the Plan or in any agreements entered into in connection with the Plan or by vote of the holders of a majority of Class B, Class C or Class T shares, as applicable.

      An Agent entitled to receive compensation for selling and servicing the Fund's shares may receive different compensation with respect to one Class of shares over another. Potential investors should read this Statement of Additional Information in light of the terms governing Agreements with their Agents. The fees payable under the Distribution and Service Plans are payable without regard to actual expenses incurred. The Fund and the Distributor may suspend or reduce payments under the Distribution and Service Plans at any time, and payments are subject to the continuation of the Fund's Plans and the Agreements described above. From time to time, the Agents, the Distributor and the Fund may voluntarily agree to reduce the maximum fees payable under the Plans.

      For the fiscal year ended October 31, 1998, the Fund paid the Distributor and Dreyfus Service Corporation $____ and $______, respectively, pursuant to the Class A Plan. For the fiscal year ended October 31, 1998, the Fund paid the Distributor $______ and $______, pursuant to the Class B and Class C Plan with respect to Class B and Class C shares, respectively, and paid the Distributor and Dreyfus Service Corporation $ and $ , respectively, pursuant to the Service Plan with respect to Class B shares and $ and $ respectively, pursuant to the Service Plan with respect to Class C shares. For the fiscal year ended October 31, 1998, the Fund paid the Distributor $_______, pursuant to the Class T Plan and paid the Distributor and Dreyfus Service Corporation $___________ and $__________, respectively, pursuant to the Service Plan with respect to Class T shares.


                             REDEMPTION OF SHARES

      The following information supplements and should be read in conjunction with the section in the Fund's Prospectus entitled "Account Policies," "Services For Fund Investors," "Instructions for Regular Accounts" and "Instructions for IRAs."

      GENERAL. If you hold Fund shares of more than one Class, any request for redemption must specify the Class of shares being redeemed. If you fail to specify the Class of shares to be redeemed or if you own fewer shares of the Class than specified to be redeemed, the redemption request may be delayed until the Transfer Agent receives further instructions from you or your Agent.

      The Fund imposes no charges (other than any applicable CDSC) when shares are redeemed. Agents may charge their clients a nominal fee for effecting redemptions of Fund shares. Any certificates representing Fund shares being redeemed must be submitted with the redemption request. The value of the shares redeemed may be more or less than their original cost, depending upon the Fund's then-current NAV.

      PROCEDURES. You may redeem Fund shares by using the regular redemption procedure through the Transfer Agent, or, if you have checked the appropriate box and supplied the necessary information on the Account Application or have filed a Shareholders Services Form with the Transfer Agent, through the TeleTransfer Privilege. If you are a client of certain Agents ("Selected Dealers"), you can also redeem Fund shares through the Selected Dealer. Other redemption procedures may be in effect for clients of certain Agents and institutions. The Fund makes available to certain large institutions the ability to issue redemption instructions through compatible computer facilities. The Fund reserves the right to refuse any request made by telephone, including requests made shortly after a change of address, and may limit the amount involved or the number of such requests. The Fund may modify or terminate any redemption privilege at any time or charge a service fee upon notice to shareholders. No such fee currently is contemplated. Shares held under Keogh Plans, IRAs, or other retirement plans, and shares for which certificates have been issued, are not eligible for the Wire Redemption, Telephone Redemption or TeleTransfer Privilege.

      You may redeem Fund shares by telephone if you have checked the appropriate box on the Account Application or have filed a Shareholder Services Form with the Transfer Agent. If you select the TeleTransfer redemption privilege or telephone exchange privilege, which is granted automatically unless you refuse it, you authorize the Transfer Agent to act on telephone instructions (including over The Dreyfus Touch(R) automated Telephone System) from any person representing himself or herself to be you, or a representative of your Agent, and reasonably believed by the Transfer Agent to be genuine. The Fund will require the Transfer Agent to employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine and, if it does not follow such procedures, the Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions. Neither the Fund nor the Transfer Agent will be liable for following telephone instructions reasonably believed to be genuine.

      During times of drastic economic or market conditions, you may experience difficulty in contacting the Transfer Agent by telephone to request a redemption or an exchange of Fund shares. In such cases, you should consider using the other redemption procedures described herein. Use of these other redemption procedures may result in your redemption request being processed at a later time than it would have been if telephone redemption had been used. During the delay, the Fund's NAV may fluctuate.

      REDEMPTION THROUGH A SELECTED DEALER. Customers of Selected Dealers may make redemption requests to their Selected Dealer. If the Selected Dealer transmits the redemption request so that it is received by the Transfer Agent prior to the close of trading on the floor of the NYSE (currently 4:00 p.m., New York time), the redemption request will be effective on that day. If a redemption request is received by the Transfer Agent after the close of trading on the floor of the NYSE, the redemption request will be effective on the next business day. It is the responsibility of the Selected Dealer to transmit a request so that it is received in a timely manner. The proceeds of the redemption are credited to your account with the Selected Dealer.

      In addition, the Distributor or its designee will accept orders from Selected Dealers with which the Distributor has sales agreements for the repurchase of Fund shares held by shareholders. Repurchase orders received by dealers by the close of trading on the floor of the NYSE on any business day and transmitted to the Distributor or its designee prior to the close of its business day (normally 5:15 p.m., New York time) are effected at the price determined as of the close of trading on the floor of the NYSE on that day. Otherwise, the Fund shares will be redeemed at the next determined NAV. It is the responsibility of the Selected Dealer to transmit orders on a timely basis. The Selected Dealer may charge the shareholder a fee for executing the order. This repurchase arrangement is discretionary and may be withdrawn at any time.

      REINVESTMENT PRIVILEGE. Upon written request, you may reinvest up to the number of Class A, Class B or Class T shares you have redeemed, within 45 days of redemption, at the then-prevailing NAV without a sales load, or reinstate your account for the purpose of exercising Fund Exchanges. Upon reinstatement, with respect to Class B, or Class A shares or Class T shares if such shares were subject to a CDSC, your account will be credited with an amount equal to the CDSC previously paid upon redemption of the shares reinvested. The Reinvestment Privilege may be exercised only once.

      TELETRANSFER PRIVILEGE. You may request by telephone that redemption proceeds (minimum $500 per day) be transferred between your Fund account and your bank account. Only a bank account maintained in a domestic financial institution which is an ACH member may be designated. Redemption proceeds will be on deposit in your account at an ACH member bank ordinarily two days after receipt of the redemption request or, at your request, paid by check (maximum $150,000 per day) and mailed to your address. Investors should be aware that if they have selected the TeleTransfer Privilege, any request for a TeleTransfer transaction will be effected through the ACH system unless more prompt transmittal specifically is requested. Holders of jointly registered Fund or bank accounts may redeem through the TeleTransfer Privilege for transfer to their bank account only up to $250,000 within any 30-day period. See "Purchase of Shares--TeleTransfer Privilege."

      STOCK CERTIFICATES; SIGNATURES. Any certificates representing Fund shares to be redeemed must be submitted with the redemption request. Written redemption requests must be signed by each shareholder, including each holder of a joint account, and each signature must be guaranteed. Signatures on endorsed certificates submitted for redemption also must be guaranteed. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the NYSE Medallion Signature Program, the Securities Transfer Agents Medallion Program ("STAMP") and the Stock Exchanges Medallion Program. Guarantees must be signed by an authorized signatory of the guarantor and "Signature-Guaranteed" must appear with the signature. The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees or guardians, and may accept other suitable verification arrangements from foreign investors, such as consular verification. For more information with respect to signature-guarantees, please call one of the telephone numbers listed on the cover.

      REDEMPTION COMMITMENT. The Company has committed itself to pay in cash all redemption requests by any shareholder of record of the Fund, limited in amount during any 90 day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. In the case of requests for redemptions in excess of such amount, the Company's Board reserves the right to make payments in whole or in part in securities or other assets in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In such event, the securities would be valued in the same manner as the Fund's portfolio is valued. If the recipient sold such securities, brokerage charges might be incurred.

      SUSPENSION OF REDEMPTIONS. The right of redemption may be suspended or the date of payment postponed (a) during any period when the NYSE is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Fund ordinarily utilizes is restricted, or when an emergency exists as determined by the SEC so that disposal of the Fund's investments or determination of its NAV is not reasonably practicable, or (c) for such other periods as the SEC by order may permit to protect the Fund's shareholders.

      CONTINGENT DEFERRED SALES CHARGE - CLASS B SHARES. A CDSC payable to the Distributor is imposed on any redemption of Class B shares which reduces the current NAV of your Class B shares to an amount which is lower than the dollar amount of all payments by you for the purchase of Class B shares of the Fund held by you at the time of redemption. No CDSC will be imposed to the extent that the NAV of the Class B shares redeemed does not exceed (i) the current NAV of Class B shares acquired through reinvestment of dividends or other distributions, plus (ii) increases in the NAV of Class B shares above the dollar amount of all your payments for the purchase of Class B shares of the Fund held by you at the time of redemption.

      If the aggregate value of the Class B shares redeemed has declined below their original cost as a result of the Fund's performance, a CDSC may be applied to the then-current NAV rather than the purchase price.

      In circumstances where the CDSC is imposed, the amount of the charge will depend on the number of years from the time you purchased the Class B shares until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of any payment for the purchase of Class B shares, all payments during a month will be aggregated and deemed to have been made on the first day of the month.

      In determining whether a CDSC is applicable to a redemption, the calculation will be made in a manner that results in the lowest possible rate. It will be assumed that the redemption is made first of amounts representing shares acquired pursuant to the reinvestment of dividends and distributions; then of amounts representing the increase in NAV of Class B shares above the total amount of payments for the purchase of Class B shares made during the preceding six years; then of amounts representing the cost of shares purchased six years prior to the redemption; and finally, of amounts representing the cost of shares held for the longest period of time within the applicable six-year period.

      For example, assume an investor purchased 100 shares at $10 per share for a cost of $1,000. Subsequently, the shareholder acquired five additional shares through dividend reinvestment. During the second year after the purchase the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption the NAV has appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The CDSC would not be applied to the value of the reinvested dividend shares and the amount which represents appreciation ($260). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4% (the applicable rate in the second year after purchase) for a total CDSC of $9.60.

      For purposes of determining the applicable CDSC payable with respect to redemption of Class B shares of the Fund where such shares were acquired through exchange of Class B shares of another fund advised by Dreyfus, the year since purchase payment was made is based on the date of purchase of the original Class B shares of the fund exchanged.

      CONTINGENT DEFERRED SALES CHARGE - CLASS C SHARES. A CDSC of 1% payable to the Distributor is imposed on any redemption of Class C shares within one year of the date of purchase. The basis for calculating the payment of any such CDSC will be the method used in calculating the CDSC for Class B shares. See "Contingent Deferred Sales Charge - Class B Shares" above.

      WAIVER OF CDSC. The CDSC will be waived in connection with (a) redemptions made within one year after the death or disability, as defined in Section 72(m)(7) of the Code, of the shareholder, (b) redemptions by employees participating in Eligible Benefit Plans, (c) redemptions as a result of a combination of any investment company with the Fund by merger, acquisition of assets or otherwise, (d) a distribution following retirement under a tax-deferred retirement plan or upon attaining age 70 1/2 in the case of an IRA or Keogh plan or 403(b)(7), and (e) redemptions pursuant to the Automatic Withdrawal Plan, as described below. If the Company's Board determines to discontinue the waiver of the CDSC, the disclosure herein will be revised appropriately. Any Fund shares subject to a CDSC which were purchased prior to the termination of such waiver will have the CDSC waived as provided in the Prospectus or this Statement of Additional Information at the time of the purchase of such shares.

      To qualify for a waiver of the CDSC, at the time of redemption you must notify the Transfer Agent or your Agent must notify the Distributor. Any such qualification is subject to confirmation of your entitlement.

                             SHAREHOLDER SERVICES

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTIONS IN THE FUND'S PROSPECTUS ENTITLED "ACCOUNT POLICIES" AND "SERVICES FOR FUND INVESTORS."

      FUND EXCHANGES. The exchange privileges offered by the Fund are not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and the Fund's tax advantaged investment approach, and may have an adverse effect on the Fund's shareholders.

Accordingly, the Fund reserves the right to revise or terminate any exchange privilege, limit the amount or the number of exchanges, or reject any exchange or group of exchanges. See "Additional Information About Purchases, Exchanges and Redemptions."

      Shares of any Class of the Fund may be exchanged for shares of the respective Class of certain other funds advised or administered by Dreyfus, except that Class T shares of the Fund may be exchanged for Class A shares (or the equivalent) of such other funds. Shares of the same Class of such other funds purchased by exchange (or of Class A of such funds in the case of Class T shares of the Fund) will be purchased on the basis of relative NAV per share as follows:

            A. Exchanges for shares of funds that are offered without a sales load will be made without a sales load.

            B. Shares of funds purchased without a sales load may be exchanged for shares of other funds sold with a sales load, and the applicable sales load will be deducted.

            C. Shares of funds purchased with a sales load may be exchanged without a sales load for shares of other funds sold without a sales load.

            D. Shares of funds purchased with a sales load, shares of funds acquired by a previous exchange from shares purchased with a sales load and additional shares acquired through reinvestment of dividends or other distributions of any such funds (collectively referred to herein as "Purchased Shares") may be exchanged for shares of other funds sold with a sales load (referred to herein as "Offered Shares"), provided that, if the sales load applicable to the Offered Shares exceeds the maximum sales load that could have been imposed in connection with the Purchased Shares (at the time the Purchased Shares were acquired), without giving effect to any reduced loads, the difference will be deducted.

            E. Shares of funds subject to a CDSC that are exchanged for shares of another fund will be subject to the higher applicable CDSC of the two funds and, for purposes of calculating CDSC rates and conversion periods, if any, will be deemed to have been held since the date the shares being exchanged were initially purchased.

      To accomplish an exchange under item D above, an investor's Agent must notify the Transfer Agent of the investor's prior ownership of shares with a sales load and the investor's account number. Any such exchange is subject to confirmation of an investor's holdings through a check of appropriate records.

      You also may exchange your Fund shares that are subject to a CDSC for shares of Dreyfus Worldwide Dollar Money Market Fund, Inc. The shares so purchased will be held in a special account created solely for this purpose ("Exchange Account"). Exchanges of shares from an Exchange Account only can be made into certain other funds managed or administered by Dreyfus. No CDSC is charged when an investor exchanges into an Exchange Account; however, the applicable CDSC will be imposed when shares are redeemed from an Exchange Account or other applicable Fund account. Upon redemption, the applicable CDSC will be calculated without regard to the time such shares were held in an Exchange Account. See "Redemption of Shares." Redemption proceeds for Exchange Account shares are paid by Federal wire or check only. Exchange Account shares also are eligible for the Auto-Exchange Privilege, Dividend Sweep and the Automatic Withdrawal Plan.

      To request an exchange, an investor or an investor's Agent acting on the investor's behalf must give exchange instructions to the Transfer Agent in writing or by telephone. The ability to issue exchange instructions by telephone is given to all Fund shareholders automatically unless the investor checks the applicable "No" box on the Account Application, indicating that the investor specifically refuses this privilege. The Telephone Exchange Privilege may be established for an existing account by written request signed by all shareholders on the account, by a separate signed Shareholder Services Form, available by calling 1-800-554-4611, or by oral request from any of the authorized signatories on the account, also by calling 1-800-554-4611. By using the Telephone Exchange Privilege, the investor authorizes the Transfer Agent to act on telephonic instructions (including over The Dreyfus Touch(R) Automated Telephone System) from any person representing himself or herself to be the investor or a representative of the investor's Agent, and reasonably believed by the Transfer Agent to be genuine. Telephone exchanges may be subject to limitations as to the amount involved or the number of telephone exchanges permitted. Shares issued in certificate form are not eligible for telephone exchange. No fees currently are charged shareholders directly in connection with exchanges, although the Fund reserves the right, upon not less than 60 days' written notice, to charge shareholders a nominal fee in accordance with rules promulgated by the SEC.

      To establish a personal retirement plan by exchange, shares of the fund being exchanged must have a value of at least the minimum initial investment required for the fund into which the exchange is being made.

      For Dreyfus-sponsored Keogh Plans, IRAs and IRAs set up under a Simplified Employee Pension Plan ("SEP-IRAs") with only one participant, the minimum initial investment is $750. To exchange shares held in corporate plans, 403(b)(7) Plans and SEP-IRAs with more than one participant, the minimum initial investment is $100 if the plan has at least $2,500 invested among shares of the same Class of the funds in the Dreyfus Premier Family of Funds or the Dreyfus Family of Funds. To exchange shares held in personal retirement plans, the shares exchanged must have a current value of at least $100.

      DREYFUS AUTO-EXCHANGE PRIVILEGE. The Dreyfus Auto-Exchange Privilege permits an investor to regularly purchase (on a semi-monthly, monthly, quarterly or annual basis), in exchange for shares of the Fund, shares of the same Class (or Class A in the case of Class T) of other funds in the Dreyfus Premier Family of Funds or certain other funds in the Dreyfus Family of Funds of which the investor is a shareholder. The amount the investor designates, which can be expressed either in terms of a specific dollar or share amount ($100 minimum), will be exchanged automatically on the first and/or fifteenth day of the month according to the schedule the investor has selected. This Privilege is available only for existing accounts. Shares will be exchanged on the basis of relative NAV as described above under "Fund Exchanges." Enrollment in or modification or cancellation of this Privilege is effective three business days following notification by the investor. An investor will be notified if the investor's account falls below the amount designated to be exchanged under this Privilege. In this case, an investor's account will fall to zero unless additional investments are made in excess of the designated amount prior to the next Auto-Exchange transaction. Shares held under IRAs and other retirement plans are eligible for this Privilege. Exchanges of IRA shares may be made between IRA accounts and from regular accounts to IRA accounts, but not from IRA accounts to regular accounts. With respect to all other retirement accounts, exchanges may be made only among those accounts.

     The right to exercise this Privilege may be modified or canceled by the Fund or the Transfer Agent. You may modify or cancel your exercise of this Privilege at any time by mailing written notification to Dreyfus Premier Tax Managed Growth Fund, P.O. Box 6587, Providence, Rhode Island 02940-6587. The Fund may charge a service fee for the use of this Privilege. No such fee currently is contemplated. For more information concerning this Privilege and the funds in the Dreyfus Premier Family of Funds or the Dreyfus Family of Funds eligible to participate in this Privilege, or to obtain a Dreyfus Auto-Exchange Authorization Form, please call toll free 1-800-554-4611.

      Fund Exchanges and the Dreyfus Auto-Exchange Privilege are available to shareholders resident in any state in which shares of the fund being acquired may legally be sold. Shares may be exchanged only between accounts having identical names and other identifying designations. The exchange of shares of one fund for shares of another is treated for Federal income tax purposes as a sale of the shares given in exchange and, therefore, an exchanging shareholder (other than a tax-exempt Retirement Plan) may realize a taxable gain or loss.

      Shareholder Services Forms and prospectuses of the other funds may be obtained by calling 1-800-554-4611. The Fund reserves the right to reject any exchange request in whole or in part. The Fund Exchange service or the Dreyfus Auto-Exchange Privilege may be modified or terminated at any time upon notice to shareholders.

      DREYFUS-AUTOMATIC ASSET BUILDER(R). Dreyfus Automatic Asset Builder permits you to purchase Fund shares (minimum of $50 and maximum of $150,000 per transaction) at regular intervals selected by you. Fund shares are purchased by transferring funds from the bank account designated by you. Only an account maintained at a domestic financial institution which is an ACH member may be so designated. To establish a Dreyfus-Automatic Asset Builder account, you must file an authorization form with the Transfer Agent. You may obtain the necessary authorization form by calling 1-800-554-4611. You may cancel your participation in this Privilege or change the amount of purchase at any time by mailing written notification to Dreyfus Premier Tax Managed Growth Fund, P.O. Box 6587, Providence, Rhode Island 02940-6587 and the notification will be effective three business days following receipt. The Fund may modify or terminate this Privilege at any time or charge a service fee. No such fee currently is contemplated.

      AUTOMATIC WITHDRAWAL PLAN. The Automatic Withdrawal Plan permits an investor with a $5,000 minimum account to request withdrawal of a specified dollar amount (minimum of $50) on either a monthly or quarterly basis. Withdrawal payments are the proceeds from sales of Fund shares, not the yield on the shares. If withdrawal payments exceed reinvested dividends and other distributions, the investor's shares will be reduced and eventually may be depleted. An Automatic Withdrawal Plan may be established by filing an Automatic Withdrawal Plan application with the Transfer Agent or by oral request from any of the authorized signatories on the account by calling 1-800-554-4611. Automatic Withdrawal may be terminated at any time by the investor, the Fund or the Transfer Agent. Shares for which certificates have been issued may not be redeemed through the Automatic Withdrawal Plan.

      Particular Retirement Plans, including Dreyfus-sponsored Retirement Plans, may permit certain participants to establish an automatic withdrawal plan from such Retirement Plans. Participants should consult their Retirement Plan sponsor and tax adviser for details. Such a withdrawal plan is different from the Automatic Withdrawal Plan.

      No CDSC with respect to Class B shares will be imposed on withdrawals made under the Automatic Withdrawal Plan, provided that the amounts withdrawn under the plan do not exceed on an annual basis 12% of the account value at the time the shareholder elects to participate in the Automatic Withdrawal Plan. Withdrawals with respect to Class B shares under the Automatic Withdrawal Plan that exceed on an annual basis 12% of the value of the shareholder's account will be subject to a CDSC on the amounts exceeding 12% of the initial account value. Class C shares, and Class A or Class T shares to which a CDSC applies, that are withdrawn pursuant to the Automatic Withdrawal Plan will be subject to any applicable CDSC. Purchases of additional Class A and Class T shares where the sales load is imposed concurrently with withdrawals of Class A shares and Class T shares generally are undesirable.

      DIVIDEND OPTIONS. Dreyfus Dividend Sweep allows investors to invest automatically their dividends or dividends and other distributions, if any, from the Fund in shares of the same Class of certain other funds in the Dreyfus Premier Family of Funds or the Dreyfus Family of Funds of which the investor is a shareholder, except that dividends and other distributions, if any, on Class T shares of the Fund may be invested in Class A shares (or the equivalent) of such other funds. Shares of other funds purchased pursuant to this Privilege will be purchased on the basis of relative NAV per share as follows:

            A. Dividends and other distributions paid by a fund may be invested without imposition of a sales load in shares of other funds that are offered without a sales load.

            B. Dividends and other distributions paid by a fund which does not charge a sales load may be invested in shares of other funds sold with a sales load, and the applicable sales load will be deducted.

            C. Dividends and other distributions paid by a fund which charges a sales load may be invested in shares of other funds sold with a sales load (referred to herein as "Offered Shares"), provided that, if the sales load applicable to the Offered Shares exceeds the maximum sales load charged by the fund from which dividends or other distributions are being swept, without giving effect to any reduced loads, the difference will be deducted.

            D. Dividends and other distributions paid by a fund may be invested in shares of other funds that impose a CDSC and the applicable CDSC, if any, will be imposed upon redemption of such shares.

      Dreyfus Dividend ACH permits you to transfer electronically dividends or dividends and capital gain distributions, if any, from the Fund to a designated bank account. Only an account maintained at a domestic financial institution which is an ACH member may be so designated. Banks may charge a fee for this service.

      For more information concerning these Privileges, or to request a Dividend Options Form, please call toll free 1-800-554-4611. You may cancel these Privileges by mailing written notification to Dreyfus Premier Tax Managed Growth Fund, P.O. Box 6587, Providence, Rhode Island 02940-6587. To select a new fund after cancellation, you must submit a new Dividend Options Form. Enrollment in or cancellation of these privileges is effective three business days following receipt. These privileges are available only for existing accounts and may not be used to open new accounts. Minimum subsequent investments do not apply for Dreyfus Dividend Sweep. The Fund may modify or terminate these privileges at any time or charge a service fee. No such fee currently is contemplated. Shares held under Keogh Plans, IRAs or other retirement plans are not eligible for Dreyfus Dividend Sweep.

      DREYFUS GOVERNMENT DIRECT DEPOSIT PRIVILEGE. Dreyfus Government Direct Deposit Privilege enables you to purchase Fund shares (minimum of $100 and maximum of $50,000 per transaction) by having Federal salary, Social Security or certain veterans', military or other payments from the Federal government automatically deposited into your Fund account. You may deposit as much of such payments as you elect. You should consider whether Direct Deposit of your entire payment into a fund with fluctuating NAV, such as the Fund, may be appropriate for you. To enroll in Dreyfus Government Direct Deposit, you must file with the Transfer Agent a completed Direct Deposit Sign-Up Form for each type of payment that you desire to include in this Privilege. The appropriate form may be obtained from your Agent or by calling 1-800-554-4611. Death or legal incapacity will terminate your participation in this Privilege. You may elect at any time to terminate your participation by notifying in writing the appropriate Federal agency. Further, the Fund may terminate your participation upon 30 days' notice to you.

      LETTER OF INTENT--CLASS A AND CLASS T SHARES. By signing a Letter of Intent form, which can be obtained by calling 1-800-554-4611, you become eligible for the reduced sales load applicable to the total number of Eligible Fund shares purchased in a 13-month period pursuant to the terms and conditions set forth in the Letter of Intent. A minimum initial purchase of $5,000 is required. To compute the applicable sales load, the offering price of shares you hold (on the date of submission of the Letter of Intent) in any Eligible Fund that may be used toward "Right of Accumulation" benefits described above may be used as a credit toward completion of the Letter of Intent. However, the reduced sales load will be applied only to new purchases.

      The Transfer Agent will hold in escrow 5% of the amount indicated in the Letter of Intent for payment of a higher sales load if you do not purchase the full amount indicated in the Letter of Intent. The escrow will be released when you fulfill the terms of the Letter of Intent by purchasing the specified amount. If your purchases qualify for a further sales load reduction, the sales load will be adjusted to reflect your total purchase at the end of 13 months. If total purchases are less than the amount specified, you will be requested to remit an amount equal to the difference between the sales load actually paid and the sales load applicable to the aggregate purchases actually made. If such remittance is not received within 20 days, the Transfer Agent, as attorney-in-fact pursuant to the terms of the Letter of Intent, will redeem an appropriate number of Class A or Class T shares, as applicable, held in escrow to realize the difference. Signing a Letter of Intent does not bind you to purchase, or the Fund to sell, the full amount indicated at the sales load in effect at the time of signing, but you must complete the intended purchase to obtain the reduced sales load. At the time you purchase Class A or Class T shares, you must indicate your intention to do so under a Letter of Intent. Purchases pursuant to a Letter of Intent will be made at the then-current NAV plus the applicable sales load in effect at the time such Letter of Intent was executed.

      RETIREMENT PLANS. The Fund makes available a variety of pension and profit-sharing plans, including Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, SEP-IRAs, rollover IRAs and Education IRAs), 401(k) Salary Reduction Plans and 403(b)(7) Plans. Plan support services also are available. You can obtain details on the various plans by calling the following numbers toll free: for Keogh Plans, please call 1-800-358-5566; for IRAs and IRA "Rollover Accounts," please call 1-800-554-4611; for SEP-IRAs, 401(k) Salary Reduction Plans and 403(b)(7) Plans, please call 1-800-322-7880.

      Investors who wish to purchase Fund shares in conjunction with a Keogh Plan, a 403(b)(7) Plan or an IRA, including a SEP-IRA, may request from the Distributor forms for adoption of such plans.

      The entity acting as custodian for Keogh Plans, 403(b)(7) Plans or IRAs may charge a fee, payment of which could require the liquidation of shares. All fees charged are described in the appropriate form.

      SHARES MAY BE PURCHASED IN CONNECTION WITH THESE PLANS ONLY BY DIRECT REMITTANCE TO THE ENTITY ACTING AS CUSTODIAN. PURCHASES FOR THESE PLANS MAY NOT BE MADE IN ADVANCE OF RECEIPT OF FUNDS.


      Each investor should read the prototype retirement plan and the appropriate form of custodial agreement for further details on eligibility, service fees and tax implications, and should consult a tax adviser.

                          ADDITIONAL INFORMATION ABOUT PURCHASES,
                                 EXCHANGES AND REDEMPTIONS

      The Fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculation on short-term market movements. A pattern of frequent purchases and exchanges can be disruptive to efficient portfolio management and, consequently, can be detrimental to the Fund's performance and its shareholders. Accordingly, if the Fund's management determines that an investor is engaged in excessive trading, the Fund, with or without prior notice, may temporarily or permanently terminate the availability of Fund Exchanges, or reject in whole or part any purchase or exchange request, with respect to such investor's account. Such investors also may be barred from purchasing other funds in the Dreyfus Family of Funds. Generally, an investor who makes more than four exchanges out of the Fund during any calendar year or who makes exchanges that appear to coincide with an active market-timing strategy may be deemed to be engaged in excessive trading. Accounts under common ownership or control will be considered as one account for purposes of determining a pattern of excessive trading. In addition, the Fund may refuse or restrict purchase or exchange requests by any person or group if, in the judgment of the Fund's management, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies or could otherwise be adversely affected or if the Fund receives or anticipates receiving simultaneous orders that may significantly affect the Fund (e.g., amounts equal to 1% or more of the Fund's total assets). If an exchange request is refused, the Fund will take no other action with respect to the shares until it receives further instructions from the investor. The Fund may delay forwarding redemption proceeds for up to seven days if the investor redeeming shares is engaged in excessive trading or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the Fund. The Fund's policy on excessive trading applies to investors who invest in the Fund directly or through financial intermediaries, but does not apply to the Dreyfus Auto-Exchange Privilege, to any automatic investment or withdrawal privilege described herein, or to non-IRA plan accounts.

      During times of drastic economic or market conditions, the Fund may suspend Fund Exchanges temporarily without notice and treat exchange requests based on their separate components - redemption orders with a simultaneous request to purchase the other fund's shares. In such a case, the redemption request would be processed at the Fund's next determined NAV but the purchase order would be effective only at the NAV next determined after the fund being purchased receives the proceeds of the redemption, which may result in the purchase being delayed.


                       DETERMINATION OF NET ASSET VALUE

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION IN THE FUND'S PROSPECTUS ENTITLED "ACCOUNT POLICIES."

      VALUATION OF PORTFOLIO SECURITIES. The Fund's securities are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Where market quotations are not readily available, the Fund's investments are valued based on fair value as determined in good faith by the Company's Board. Debt securities may be valued by an independent pricing service approved by the Company's Board and are valued at fair value as determined by the pricing service. Any assets or liabilities initially expressed in terms of foreign currency will be translated into U.S. dollars at the midpoint of the New York interbank market spot exchange rate as quoted on the day of such translation or, if no such rate is quoted on such date, such other quoted market exchange rate as may be determined to be appropriate by Dreyfus. If the Fund has to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of NAV may not take place contemporaneously with the determination of prices of certain of the Fund's securities. Short-term investments are carried at amortized cost, which approximates value. Expenses and fees, including the management fee, are accrued daily and taken into account for the purpose of determining the NAV of the Fund's shares.

      Restricted securities, as well as securities or other assets for which market quotations are not readily available or which are not valued by a pricing service approved by the Board of Directors, are valued at fair value as determined in good faith by the Board of Directors. The Board of Directors will review the method of valuation on a current basis. In making their good faith valuation of restricted securities, the Board of Directors generally will take the following factors into consideration: restricted securities which are, or are convertible into, securities of the same class of securities for which a public market exists usually will be valued at market value less the same percentage discount at which purchased. This discount will be revised periodically by the Board of Directors if it believes that the discount no longer reflects the value of the restricted securities. Restricted securities not of the same class as securities for which a public market exists usually will be valued initially at cost. Any subsequent adjustment from cost will be based upon considerations deemed relevant by the Board of Directors.

      NYSE CLOSINGS. The holidays (as observed) on which the NYSE is currently scheduled to be closed are: New Year's Day, Dr.Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


                   DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION IN THE FUND'S PROSPECTUS ENTITLED "DISTRIBUTIONS AND TAXES."

      GENERAL. The Fund annually declares and pays dividends from its net investment income, if any, and distributions of its net realized capital gains, if any, but it may make distributions on a more frequent basis to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act. The Fund will not make distributions from net realized capital gains unless all capital loss carryovers, if any, have been utilized or have expired. All expenses are accrued daily and deducted before declaration of dividends to investors. Dividends and other distributions paid by each Class are calculated at the same time and in the same manner and will be in the same amount, except that the expenses attributable solely to a particular Class are borne exclusively by that Class. Class B and Class C shares will receive lower per share dividends than Class T shares, which will in turn receive lower per share dividends than Class A shares, because of the higher expenses borne by the relevant Classes.

      Investors other than qualified retirement plans may choose whether to receive dividends and other distributions in cash, to receive dividends in cash and reinvest other distributions in additional Fund shares at NAV, or to reinvest both dividends and other distributions in additional Fund shares at NAV; dividends and other distributions paid to qualified retirement plans are reinvested automatically in additional Fund shares at NAV.

      It is expected that the Fund will qualify for treatment as a regulated investment company ("RIC") under the Code so long as such qualification is in the best interests of its shareholders. Such qualification will relieve the Fund of any liability for Federal income tax to the extent its earnings and realized gains are distributed in accordance with applicable provisions of the Code. To qualify for treatment as a RIC under the Code, the Fund -- which is treated as a separate corporation for federal tax purposes -- (1) must distribute to its shareholders each year at least 90% of its investment company taxable income (generally consisting of net investment income, net short-term capital gains and net gains from certain foreign currency transactions) (the "Distribution Requirement"), (2) must derive at least 90% of its annual gross income from specified sources (the "Income Requirement"), and (3) must meet certain asset diversification and other requirements. The term "regulated investment company" does not imply the supervision of management or investment practices or policies by any government agency.

      If you elect to receive dividends and distributions in cash, and your dividend or distribution check is returned to the Fund as undeliverable or remains uncashed for six months, the Fund reserves the right to reinvest such dividends or distributions and all future dividends and distributions payable to you in additional Fund shares at NAV. No interest will accrue on amounts represented by uncashed distributions or redemptions checks.

      Dividends derived from net investment income, together with distributions from net realized short-term capital gains and all or a portion of any gains realized from the sale or other disposition of certain market discount bonds (collectively, "dividend distributions"), paid by the Fund will be taxable to U.S. shareholders, including certain non-qualified retirement plans, as ordinary income to the extent of the Fund's earnings and profits, whether received in cash or reinvested in additional Fund shares. Distributions from net capital gain (the excess of net long-term capital gain over net short-term capital loss) are taxable to such shareholders as long-term capital gains regardless of how long the shareholders have held their Fund shares and whether such distributions are received in cash or reinvested in additional Fund shares. Dividends and other distributions also may be subject to state and local taxes.

      Dividend distributions paid by the Fund to a non-resident foreign investor generally are subject to U.S. withholding tax at the rate of 30%, unless the foreign investor claims the benefit of a lower rate specified in a tax treaty. Distributions from net capital gain paid by the Fund to a non-resident foreign investor, as well as the proceeds of any redemptions by such an investor, regardless of the extent to which gain or loss may be realized, generally are not subject to U.S. withholding tax. However, such distributions may be subject to backup withholding, as described below, unless the foreign investor certifies his or her non-U.S. residency status.

      Notice as to the tax status of your dividends and other distributions will be mailed to you annually. You also will receive periodic summaries of your account that will include information as to dividends and distributions from net capital gain, if any, paid during the year. The annual tax notice and periodic account summaries you receive designate the portions of capital gain distributions that are subject to (1) the 20% maximum rate of tax (10% for investors in the 15% marginal tax bracket) enacted by the Taxpayer Relief Act of 1997 ("Tax Act"), which applies to non-corporate taxpayers' net capital gain on securities and other capital assets held for more than 18 months, and (2) the 28% maximum tax rate, applicable to such gain on capital assets held for more than one year and up to 18 months (which, prior to enactment of the Tax Act, applied to all such gain on capital assets held for more than one year).

      The Code provides for the "carryover" of some or all of the sales load imposed on Class A and Class T shares if (1) a shareholder redeems those shares or exchanges those shares for shares of another fund advised or administered by Dreyfus within 90 days of purchase and (2) in the case of a redemption, acquires other Fund Class A or Class T shares through exercise of the Reinvestment Privilege or, in the case of an exchange, such other fund reduces or eliminates its otherwise applicable sales load for the purpose of the exchange. In these cases, the amount of the sales load charged on the purchase of the original Class A or Class T shares, up to the amount of the reduction of the sales load pursuant to the Reinvestment Privilege or on the exchange, as the case may be, is not included in the basis of such shares for purposes of computing gain or loss on the redemption or the exchange and instead is added to the basis of the shares acquired pursuant to the Reinvestment Privilege or the exchange.

      Dividends and other distributions paid by the Fund to qualified retirement plans ordinarily will not be subject to taxation until the proceeds are distributed from the retirement plans. The Fund will not report to the IRS distributions paid to such plans. Generally, distributions from qualified retirement plans, except those representing returns of non-deductible contributions thereto, will be taxable as ordinary income and, if made prior to the time the participant reaches age 59 1/2, generally will be subject to an additional tax equal to 10% of the taxable portion of the distribution. If the distribution from such a retirement plan (other than certain governmental or church plans) for any taxable year following the year in which the participant reaches age 70 1/2 is less than the "minimum required distribution" for that taxable year, an excise tax equal to 50% of the deficiency may be imposed by the IRS. The administrator, trustee or custodian of such a retirement plan will be responsible for reporting distributions from such plans to the IRS. Moreover, certain contributions to a qualified retirement plan in excess of the amounts permitted by law may be subject to an excise tax. If a distributee of an "eligible rollover distribution" from a qualified retirement plan does not elect to have the eligible rollover distribution paid directly from the plan to an eligible retirement plan in a "direct rollover," the eligible rollover distribution is subject to a 20% income tax withholding.

      The Fund must withhold and remit to the U.S. Treasury ("backup withholding") 31% of dividends, capital gain distributions and redemption proceeds, regardless of the extent to which gain or loss may be realized, paid to an individual or certain other non-corporate shareholders if such shareholder fails to certify that the TIN furnished to the Fund is correct. Backup withholding at that rate also is required from dividends and capital gain distributions payable to such a shareholder if (1) that shareholder fails to certify that he or she has not received notice from the IRS of being subject to backup withholding as a result of a failure properly to report taxable dividend or interest income on a Federal income tax return or (2) the IRS notifies the Fund to institute backup withholding because the IRS determines that the shareholder's TIN is incorrect or that the shareholder has failed properly to report such income.

      A TIN is either the Social Security number, IRS individual taxpayer identification number, or employer identification number of the record owner of the account. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the record owner of the account and may be claimed as a credit on the record owner's Federal income tax return.

      The Fund is subject to a non-deductible 4% excise tax, measured with respect to certain undistributed amounts of taxable investment income and capital gains.

      Any dividend or other distribution paid shortly after an investor's purchase of shares may have the effect of reducing the NAV of the shares below the cost of his or her investment. Such a dividend or other distribution would be a return on investment in an economic sense, although taxable as discussed above. In addition, if a shareholder sells shares of the Fund held for six months or less and receives a capital gain distribution with respect to those shares, any loss incurred on the sale of those shares will be treated as a long-term capital loss to the extent of the capital gain distribution received.

      Dividends and other distributions declared by the Fund in that December of any year and payable to shareholders of record on a date in that month are deemed to have been paid by the Fund and received by the shareholders on December 31 if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

      A portion of the dividends paid by the Fund, whether received in cash or reinvested in additional Fund shares, may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by the Fund from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the alternative minimum tax.

      FOREIGN TAXES. Dividends and interest received by the Fund, and gains realized thereby, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

      PASSIVE FOREIGN INVESTMENT COMPANIES.

      The Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation -- other than a "controlled foreign corporation" (i.e., a foreign corporation in which, on any day during its taxable year, more than 50% of the total voting power of all voting stock therein or the total value of all stock therein is owned, directly, indirectly, or constructively, by " U.S. shareholders," defined as U.S. persons that individually own, directly, indirectly, or constructively, at least 10% of that voting power) as to which the Fund is a U.S. shareholder (effective for its taxable year beginning November 1, 1998) -- that, in general, meetings either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income,. Under certain circumstances, the Fund will be subject to federal income tax on a portion of any "excess distribution: received on the stock of a PFIC or of any gain on disposition of the stock (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders.

      If the Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) -- which likely would have to be distributed by the Fund to satisfy the Distribution Requirement and avoid imposition of the 4% excise tax mentioned in the Prospectus under "Dividends, Other Distributions and Taxes" -- even if those earnings and gain were not received by the Fund from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

      Effective for its taxable year beginning November 1, 1998, the Fund may elect to "mark to market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of a PFIC's stock over the Fund's adjusted basis therein as of the end of that year. Pursuant to the election, the Fund also would be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included by the Fund for prior taxable years. The Fund's adjusted basis in each PFIC's stock with respect to which it makes this election will be adjusted to reflect the amounts of income included and deductions taken under the election. Regulations proposed in 1992 would provide a similar election with respect to the stock of certain PFIC's.

      OPTIONS TRANSACTIONS. Gains from options derived by the Fund with respect to its business of investing in securities will qualify as permissible income under the Income Requirement.

      Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gains and losses. However, all or a portion of any gain realized from engaging in "conversion transactions" that would otherwise be treated as capital gain may be treated as ordinary income. "Conversion transactions" as defined to include certain option and straddle transactions.

      Under Section 1256 of the Code, any gain or loss realized by the Fund on the exercise or lapse of, or closing transactions respecting, certain options ("Section 1256 Contracts") may be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. In addition, any Section 1256 contracts remaining unexercised at the end of the Fund's taxable year will be treated as sold for their then fair market value (a process known as "marking-to-market"), resulting in additional gain or loss to the Fund characterized in the manner described above. It is not entirely clear, as of the date of this SAI, whether the 60% portion of that capital gain that is treated as long-term capital gain will qualify for the reduced maximum tax rates on the net capital gain enacted by the Taxpayer Relief Act of 1997 ("Tax Act") -- 20% (10% for taxpayers in the 15% marginal tax bracket) on capital assets held for more than 18 months -- instead of the maximum rate in effect before that legislation, 28%, which now applies to gain on capital assets held for more than one year but not more than 18 months.

      Offsetting positions held by the Fund involving certain options may constitute "straddles," which are defined to include "offsetting positions" in actively traded personal property. The tax treatment of straddles is governed by Sections 1092 and 1258 of the Code, which in certain circumstances override or modify Section 1256. As a result, all or a portion of any capital gain from certain straddle transactions may be recharacterized as ordinary income. If the Fund were treated as entering into straddles by reason of its engaging in certain options transactions, those straddles would be characterized as "mixed straddles" if the options transactions comprising a part of those straddles were governed by Section 1256. The Fund may make one or more elections with respect to mixed straddles. Depending on which election is made, if any, the results to the Fund may differ. If no election is made, then to the extent the straddle and conversion transactions rules apply to positions established by the Fund, losses realized by the Fund will be deferred to the extent of unrealized gain in the offsetting position. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gains may be treated as short-term capital gains or ordinary income.

      The Tax Act included constructive sale provisions that generally will apply if the Fund either (1) holds an appreciated position (including a short sale or option) with respect to stock, certain debt obligations or partnership interests ("appreciated financial position") and then enters into a short sale or offsetting notional principal contract (collectively, a "Contract") respecting the same or substantially identical property or (2) holds an appreciated financial position that is a Contract and then acquires property that is the same as, or substantially identical to, the underlying property. In each instance, with certain exceptions, the Fund generally will be taxed as if the appreciated financial position were sold at its fair market value on the dates the Fund enters into the financial position or acquires the property, respectively. Transactions that are identified hedging or straddle transactions under other provisions of the Code can be subject to the constructive sale provisions.

      STATE AND LOCAL TAXES. Depending upon the extent of the Fund's activities in states and localities in which it is deemed to be conducting business, the

Fund may be subject to the tax laws thereof. Shareholders are advised to consult their tax advisers concerning the application of state and local taxes.

      FOREIGN SHAREHOLDERS - U.S. FEDERAL INCOME TAXATION. U.S. federal income taxation of a shareholder who, as to the United States, is a non-resident alien individual, a foreign trust or estate, a foreign corporation or a foreign partnership (a "foreign shareholder") depends on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by the shareholder, as discussed generally below. Special U.S. federal income tax rules that differ from those described below may apply to certain foreign persons who invest in the Fund, such as a foreign shareholder entitled to claim the benefits of an applicable tax treaty. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

      FOREIGN SHAREHOLDERS - INCOME NOT EFFECTIVELY CONNECTED. If the income from the Fund is not effectively connected with a U.S. trade or business carried on by the foreign shareholder, distributions of investment company taxable income (including net short-term capital gain) generally will be subject to U.S. federal withholding tax of 30% (or lower treaty rate).

      Capital gains realized by foreign shareholders on the sale of Fund shares and distributions to them of net capital gain generally will not be subject to U.S. federal income tax unless the foreign shareholder is a non-resident alien individual and is physically present in the United States for more than 182 days during the taxable year. In the case of certain foreign shareholders, the Fund may be required to withhold U.S. federal income tax at a rate of 31% of capital gain distributions and of the gross proceeds from a redemption of Fund shares unless the shareholder furnishes the Fund with a certificate regarding the shareholder's foreign status.

      FOREIGN SHAREHOLDERS - EFFECTIVELY CONNECTED INCOME. If a foreign shareholder's ownership of Fund shares is effectively connected with a U.S. trade or business carried on by the foreign shareholder, then all distributions to that shareholder and any gains realized by that shareholder on the disposition of the Fund shares will be subject to U.S. federal income tax at the graduated rates applicable to U.S. citizens and domestic corporations, as the case may be. Foreign shareholders also may be subject to the branch profits tax.

      FOREIGN SHAREHOLDERS - ESTATE TAX. Foreign individuals generally are subject to U.S. federal estate tax on their U.S. situs property, such as shares of the Fund, that they own at the time of their death. Certain credits against that tax and relief under applicable tax treaties may be available.

                            PORTFOLIO TRANSACTIONS

      Dreyfus assumes general supervision over placing orders on behalf of the Fund for the purchase or sale of investment securities. Debt securities purchased and sold by the Fund are generally traded on a net basis (i.e., without commission) through dealers acting for their own account and not as brokers, or otherwise involve transactions directly with the issuer of the instrument. This means that a dealer (the securities firm or bank dealing with the Fund) makes a market for securities by offering to buy at one price and sell at a slightly higher price. The difference between the prices is known as a spread. Other portfolio transactions may be executed through brokers acting as agent. The Fund will pay a spread or commissions in connection with such transactions. Dreyfus uses its best efforts to obtain execution of portfolio transactions at prices which are advantageous to the Fund and at spreads and commission rates, if any, which are reasonable in relation to the benefits received. Dreyfus and Sarofim also place transactions for other accounts that they provide with investment advice.

      Brokers and dealers involved in the execution of portfolio transactions on behalf of the Fund are selected on the basis of their professional capability and the value and quality of their services. In selecting brokers or dealers, Dreyfus will consider various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer; the broker-dealer's execution services rendered on a continuing basis; and the reasonableness of any spreads (or commissions, if any). Any spread, commission, fee or other remuneration paid to an affiliated broker-dealer is paid pursuant to the Company's procedures adopted in accordance with Rule 17e-1 under the 1940 Act.

      Brokers or dealers may be selected who provide brokerage and/or research services to the Fund and/or other accounts over which Dreyfus or its affiliates or Sarofim exercise investment discretion. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or the purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement).

      The receipt of research services from broker-dealers may be useful to Dreyfus or Sarofim in rendering investment management services to the Fund and/or their other clients; and, conversely, such information provided by brokers or dealers who have executed transaction orders on behalf of other clients of Dreyfus or Sarofim may be useful to these organizations in carrying out their obligations to the Fund. The receipt of such research services does not reduce these organizations' normal independent research activities; however, it enables these organizations to avoid the additional expenses which might otherwise be incurred if these organizations were to attempt to develop comparable information through their own staffs.

      Dreyfus may use research services of and place brokerage transactions with broker-dealers affiliated with it or Mellon Bank if the commissions are reasonable, fair and comparable to commissions charged by non-affiliated brokerage firms for similar services. During the fiscal year ended October 31, 1998, the Fund paid brokerage commissions of $______ to affiliates of Dreyfus or Mellon Bank. The amount paid to affiliated brokerage firms during the fiscal year ended October 31, 1998, was approximately ____% of the aggregate brokerage commissions paid by the Fund, for transactions involving approximately ____% of the aggregate dollar volume of transactions for which the Fund paid brokerage commissions. The difference in these percentages was due to the lower commissions paid to affiliates of Dreyfus.

      Although the Advisers manage other accounts in addition to the Fund, investment decisions for the Fund are made independently from decisions made for these other accounts. It sometimes happens that the same security is held by more than one of the accounts managed by Dreyfus or Sarofim. Simultaneous transactions may occur when several accounts are managed by the same investment manager, particularly when the same investment instrument is suitable for the investment objective of more than one account.

      When more than one account is simultaneously engaged in the purchase or sale of the same investment instrument, the prices and amounts are allocated in accordance with a formula considered by Dreyfus to be equitable to each account. In some cases this system could have a detrimental effect on the price or volume of the investment instrument as far as the Fund is concerned. In other cases, however, the ability of the Fund to participate in volume transactions will produce better executions for the Fund. While the Directors will continue to review simultaneous transactions, it is their present opinion that the desirability of retaining Dreyfus as investment manager, and Sarofim as sub-investment adviser, to the Fund outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.

      For the fiscal year ended October 31, 1998, the Fund paid brokerage commissions amounting to $______.

      PORTFOLIO TURNOVER. Because of the Fund's tax managed investment approach, which is designed to minimize realized capital gains and taxable investment income, it is anticipated that the annual portfolio turnover rate for the Fund will generally not exceed 15%, and will exceed 25% only in the event of extraordinary market conditions. High rates of portfolio turnover may result in the realization of larger amounts of short-term capital gains that, when distributed to the Fund's shareholders, are taxable to them as ordinary income. In addition, a high rate of portfolio turnover involves correspondingly greater brokerage commissions and other expenses that must be borne directly by the Fund and, thus, indirectly by its shareholders. Nevertheless, securities transactions for the Fund will be based only upon investment considerations and will not be limited by other considerations when the Advisers deem it appropriate to make changes in the Fund's portfolio securities. The portfolio turnover rate for the Fund is calculated by dividing the lesser of the Fund's annual sales or purchases of portfolio securities (exclusive of purchases and sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of securities in the Fund during the year. Portfolio turnover may vary from year to year as well as within a year. The portfolio turnover rates for the fiscal years ended October 31, 1998 was _______________.

                            PERFORMANCE INFORMATION

      The following information supplements and should be read in conjunction with the section in the Fund's Prospectus entitled "Past Performance."

      Average annual total returns (expressed as a percentage) for Class A shares, Class B shares, Class C shares and Class R shares of the Fund for the periods noted were:

            Average Annual Total Return for the Periods Ended October 31, 1998
                             1 Year                   Inception
                              ------                  ----------
Class A shares                _____%                  _____% (11/4/97)
Class B shares                _____%                  _____% (11/4/97)
Class C shares                _____%                  _____% (11/4/97)
Class R shares                _____%                  _____% (11/4/97)

Inception date appears in parentheses following the average annual total return since inception.

      The foregoing chart assumes, where applicable, deduction of the maximum sales load from the hypothetical initial investment at the time of purchase and the assessment of the maximum CDSC.

      The aggregate total return (expressed as a percentage) for Class A shares, Class B shares, Class C shares and Class T shares of the Fund for the period from inception of each class (November 4, 1997) to October 31, 1998 was _____%, _____%, _____% and _____%, respectively (assuming, where applicable, deduction of the maximum sales load from the hypothetical initial investment at the time of purchase and the assessment of the maximum CDSC).

      Average annual total return is calculated by determining the ending redeemable value of an investment purchased at NAV (maximum offering price in the case of Class A) per share with a hypothetical $1,000 payment made at the beginning of the period (assuming the reinvestment of dividends and other distributions), dividing by the amount of the initial investment, taking the "n"th root of the quotient (where "n" is the number of years in the period) and subtracting 1 from the result. The average annual total return figures for a Class calculated in accordance with such formula assume that, in the case of Class A and Class T, the maximum sales load has been deducted from the hypothetical initial investment at the time of purchase or, in the case of Class B or Class C, the maximum applicable CDSC has been paid upon redemption at the end of the period.

     Total return is calculated by subtracting the amount of the Fund's NAV (maximum offering price in the case of Class A and Class T) per share at the beginning of a stated period from the NAV (maximum offering price in the case of Class A and Class T) per share at the end of the period (after giving effect to the reinvestment of dividends and other distributions during the period and any applicable CDSC), and dividing the result by the NAV (maximum offering price in the case of Class A and Class T) per share at the beginning of the period. Total return also may be calculated based on the NAV per share at the beginning of the period instead of the maximum offering price per share at the beginning of the period for Class A shares and Class T shares or without giving effect to any applicable CDSC at the end of the perod for Class B or Class C shares.
In such cases, the calculation would not reflect the deduction of the sales load with respect to Class A shares or Class T shares or any applicable CDSC with respect to Class B or Class C shares, which, if reflected would reduce the performance quoted.

      Performance information for the Fund may be compared, in reports and promotional literature, to indexes including, but not limited to: (i) the Standard & Poor's 500 Composite Stock Price Index, (ii) the Russell 1000 Index, the Dow Jones Industrial Average, or other appropriate unmanaged domestic or foreign indices of performance of various types of investments so that investors may compare the Fund's results with those of indices widely regarded by investors as representative of the securities markets in general; (iii) other groups of mutual funds tracked by Lipper Analytical Services, Inc., a widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; (iv) the Consumer Price Index (a measure of inflation) to assess the real rate of return from an investment in the Fund or the Fund's performance against inflation to the performance of other instruments against inflation; and
(v) products managed by a universe of money managers with similar country allocation and performance objectives. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions or administrative and management costs and expenses. From time to time, advertising materials for the Fund may refer to Morningstar ratings and related analyses supporting the rating.


     From time to time, advertising materials for the Fund may include
(i) biographical information relating to its portfolio manager, including honors or awards received, and may refer to or include commentary by the Fund's portfolio manager relating to investment strategy, asset growth, current or past business, political, economic or financial conditions and other matters of general interest to investors; (ii) information concerning retirement and investing for retirement, including statistical data or general discussions about the growth and development of Dreyfus Retirement Services (in terms of new customers, assets under management, market share, etc.) and its presence in the defined contribution plan market; (iii) the approximate number of then current Fund shareholders; (iv) Lipper or Morningstar ratings and related analysis supporting the ratings; (v) discussions of the risk and reward potential of the securities markets and its comparative performance in the overall securities markets;
(vi) information concerning the after-tax performance of the Fund, including comparisons to the after-tax and pre-tax performance of other investment vehicles and indexes and comparisons of after-tax and pre-tax performance of the Fund to such other investments; and (vii) a discussion of portfolio management strategy and/or portfolio composition.

     From time to time, advertising materials for the Fund may refer to the number of stocks analyzed by Dreyfus or Sarofim.


                          INFORMATION ABOUT THE FUND

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION IN THE FUND'S PROSPECTUS ENTITLED "THE FUND."

      The Company has an authorized capitalization of 25 billion shares of $0.001 per value stock.

      Each Fund share has one vote and, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. The Fund is one of nineteen portfolios of the Company. Fund shares have no preemptive, subscription or conversion rights and are freely transferable.

      Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Company to hold annual meetings of shareholders. As a result, Fund shareholders may not consider each year the election of Board members or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Company to hold a special meeting of shareholders for purposes of removing a Board member from office. Shareholders may remove a Board member by the affirmative vote of a majority of the Company's outstanding voting shares. In addition, the Board will call a meeting of shareholders for the purpose of electing Board members if, at any time, less than a majority of the Board members then holding office have been elected by shareholders.

      The Company is a "series fund," which is a mutual fund divided into separate portfolios, each of which is treated as a separate entity for certain matters under the 1940 Act and for other purposes. A shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. For certain matters shareholders vote together as a group; as to others they vote separately by portfolio.

      Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise to the holders of the outstanding voting securities of an investment company, such as the Company, will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series affected by such matter. Rule 18f-2 further provides that a series shall be deemed to be affected by a matter unless it is clear that the interests of each series in the matter are identical or that the matter does not affect any interest of such series. The Rule exempts the selection of independent accountants and the election of Board members from the separate voting requirements of the Rule.

      The Fund will send annual and semi-annual financial statements to all of its shareholders.

          TRANSFER AND DIVIDEND DISBURSING AGENT, CUSTODIAN, COUNSEL
                           AND INDEPENDENT AUDITORS

      Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, P.O. Box 9671, Providence, Rhode Island 02940-9671, is the Company's transfer and dividend disbursing agent. Under a transfer agency agreement with the Company, Dreyfus Transfer, Inc. arranges for the maintenance of shareholder account records for the Fund, the handling of certain communications between shareholders and the Fund, and the payment of dividends and distributions payable by the Fund. For these services, Dreyfus Transfer, Inc. receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Company during the month, and is reimbursed for certain out-of-pocket expenses.

      Mellon Bank, the parent of Dreyfus, located at One Mellon Bank Center, Pittsburgh, Pennsylvania 15258, acts as custodian of the Fund's investments. Under a custody agreement with the Company, Mellon Bank holds the Fund's portfolio securities and keeps all necessary accounts and records. Dreyfus Transfer, Inc. and Mellon Bank, as custodian, have no part in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

       ____________________, 1800 Massachusetts Avenue, N.W., Second Floor, Washington, D.C. 20036-1800, has passed upon the legality of the shares offered by the Prospectus and this Statement of Additional Information.

      ___________________, was appointed by the Directors to serve as the Fund's independent auditors for the year ending October 31, 1999, providing audit services including (1) examination of the annual financial statements, (2) assistance, review and consultation in connection with SEC filings and (3) review of the annual federal income tax return filed on behalf of the Fund.

                                    FINANCIAL STATEMENTS

      The financial statements for the fiscal year ended October 31, 1998, including notes to the financial statements and supplementary information, and the Independent Auditors' Report are included in the Annual Report to shareholders. A copy of the Annual Report accompanies this Statement of Additional Information. The financial statements included in the Annual Report, and the Independent Auditors' Report thereon contained therein, and related notes, are incorporated herein by reference.

                                   APPENDIX

                  DESCRIPTION OF STANDARD AND POOR'S, MOODY'S, FITCH IBCA
                                      AND DUFF RATINGS


Standard & Poor's ("S&P")

BOND RATINGS
AAA         An obligation rated 'AAA' has the highest rating assigned by S&P.
            The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated 'AA' differs from the highest rated issues only in small degree. The obligors capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB         An obligation rated 'BBB' exhibits adequate protection parameters.
            However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

      Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated 'B' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC An obligation rated 'CCC' is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated 'CC' is currently highly vulnerable to nonpayment.

C The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on a obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

      The ratings from 'AA' to 'CCC' may be modified by the addition of a plus (+) or a minus (-) sign to show relative standing within the major rating categories

NOTE RATINGS

SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse finance and economic changes over the term of the notes.

SP-3        Speculative capacity to pay principal and interest.

COMMERCIAL PAPER RATINGS

      An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issuers designated A-1.'

A-3 Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated 'B' are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments of principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.

Moody's

BOND RATINGS

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and generally are referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what generally are known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba          Bonds which are rated Ba are judged to have speculative elements;
            their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

      Moody's applies the numerical modifiers 1, 2 and 3 to show relative standing within each generic rating classification from Aa through B. The modifier 1 indicates a ranking for the security in the higher end of a rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of a rating category.

NOTES AND OTHER SHORT-TERM OBLIGATIONS

      There are four rating categories for short-term obligations that define an investment grade situation. These are designated Moody's Investment Grade as MIG 1 (best quality) through MIG 4 (adequate quality). Short-term obligations of speculative quality are designated SG.

      In the case of variable rate demand obligations (VRDOs), a two component rating is assigned. The first element represents an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other represents an evaluation of the degree of risk associated with the demand feature. The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

MIG 1/
VMIG 1 This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG-2/
MIG 2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/
VMIG 3 This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG 4/
VMIG 4 This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

COMMERCIAL PAPER RATING

      Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

                Leading market positions in well-established industries.
                High rates of return on funds employed.
                Conservative capitalization structure with moderate reliance on debt and ample asset protection.
                Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
                Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser agree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage.
            Adequate alternative liquidity is maintained.

Fitch IBCA

BOND RATINGS

AAA Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. 'BBB' rating indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC,CC, C   High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default.

DDD, DD,
 and D Default. Securities are not meeting current obligations and are extremely speculative. 'DDD' designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, 'DD' indicates expected recovery of 50% - 90% of such outstandings, and 'D' the lowest recovery potential, i.e. below 50%.



SHORT-TERM AND COMMERCIAL PAPER RATINGS

      A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F-1+ Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F-2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F-3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D           Default. Denotes actual or imminent payment default.

"+" or "-"  may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' long-term rating category, to categories below 'CCC', or to short-term ratings other than 'F-1'.

Duff & Phelps Inc. ("Duff & Phelps")

LONG-TERM RATINGS

AAA Highest credit quality. The risks factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+ High credit quality. Protection factors are strong. Risk is modest but AA may vary slightly from time to time because of economic conditions.
AA-

A+          Protections factors are average but adequate. However, risk factors
A           are more variable and greater in periods of economic stress.
A-

BBB+ Below-average protection factors but still considered sufficient for prudent BBB investment. Considerable variability in risk during economic cycles.
BBB-


BB+ Below investments grade but Deemed likely to meetobligations when due.

BB Present or prospective financial protection factors fluctuate according to
BB- industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

B+ Below investment grade and possessing risk that obligations will not be met
B when due. Financial protection factors will fluctuate widely according to
B-          economic cycles, industry conditions and/or company fortunes.
            Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC Well below investment-grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

SHORT-TERM AND COMMERCIAL PAPER RATINGS

D-1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

D-1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

D-1- High certainly of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

D-2 Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financial requirements, access to capital markets is good. Risk factors are small.

D-3 Satisfactory liquidity and other protection factors qualify issues as to investment grade. Risk factors are larger and subject to more variation.
            Nevertheless, timely payment is expected.

D-4 Speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

D-5         Issuer failed to meet scheduled principal and/or interest payments.

                       THE DREYFUS/LAUREL FUNDS, INC.
                      (formerly, The Laurel Funds, Inc.)

                                   PART C
                              OTHER INFORMATION

Item 23.  Exhibits

A(1) Articles of Incorporation dated July 31, 1987. Incorporated by reference to Post- Effective Amendment No. 41 to the Registrant's Registration Statement on Form N-1A ("Post-Effective Amendment No. 41").

A(2) Articles Supplementary dated October 15, 1993 increasing authorized capital stock. Incorporated by reference to Post-Effective Amendment No. 39 to the Registrant's Registration Statement on Form N-1A ("Post Effective Amendment No. 39").

A(3) Articles of Amendment dated March 31, 1994. Incorporated by reference to Post-Effective Amendment No. 41.

A(4) Articles Supplementary dated March 31, 1994 reclassifying shares. Incorporated by reference to Post-Effective Amendment No. 41.

A(5) Articles Supplementary dated May 24, 1994 designating and classifying shares. Incorporated by reference to Post-Effective Amendment No. 39.

A(6) Articles of Amendment dated October 17, 1994. Incorporated by reference to Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A ("Post-Effective Amendment No. 31").

A(7) Articles Supplementary dated December 19, 1994 designating classes. Incorporated by reference to Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A ("Post-Effective Amendment No. 32").

A(8) Articles of Amendment dated June 9, 1995. Incorporated by reference to Post-Effective Amendment No. 39.

A(9) Articles of Amendment dated August 30, 1995. Incorporated by reference to Post-Effective Amendment No. 39.

A(10) Articles Supplementary dated August 31, 1995 reclassifying shares.
      Incorporated by reference to Post-Effective Amendment No. 39.

A(11) Articles of Amendment dated October 31, 1995 designating and classifying shares. Incorporated by reference to Post-Effective Amendment No. 41.

A(12) Articles of Amendment dated November 22, 1995 designating and reclassifying shares. Incorporated by reference to Post-Effective Amendment No. 41.

A(13) Articles of Amendment dated July 15, 1996.  Incorporated by reference to
      Post-Effective Amendment No. 53 to the Registrant's Registration Statement on Form N-1A ("Post-Effective Amendment No. 53").

A(14) Articles of Amendment dated February 27, 1997. Incorporated by reference to Post-Effective Amendment No. 53.

A(15) Articles of Amendment dated August 13, 1997.  Incorporated by reference to
      Post-Effective Amendment No. 53.

A(16) Articles of Amendment dated October 30, 1997. Incorporated by reference to Post-Effective Amendment No. 56 to the Registrant's Registration Statement on Form N-1A.

A(17) Articles of Amendment dated March 25, 1998.  Incorporated by reference to
      Post-Effective Amendment No. 62 to the Registrant's Registration Statement on Form N-1A.

A(18) Articles of Amendment dated July 30, 1998.  Incorporated by reference to
      Post-Effective Amendment No. 67.

B    Bylaws.  Incorporated by reference to Pre-Effective Amendment No. 53

D(1) Form of Investment Management Agreement between Mellon Bank, N.A.  and the
     Registrant.  Incorporated by reference to Post-Effective Amendment No. 41.

D(2) Assignment and Assumption Agreement among Mellon Bank, N.A., The Dreyfus
     Corporation and the Registrant (relating to Investment Management Agreement). Incorporated by reference to Post-Effective Amendment No. 31.

D(3) Amended Exhibit A to Investment Management Agreement between Mellon Bank,
     N.A. and the Registrant. Incorporated by reference to Post-Effective Amendment No. 67.

D(4) Sub-Investment Advisory Agreement between The Dreyfus Corporation and Fayez
     Sarofim & Co. with respect to Dreyfus Tax-Smart Growth Fund. Incorporated by reference to Post-Effective Amendment No. 67.

E(1) Distribution Agreement between Premier Mutual Fund Services,
     Inc. and the Registrant. Incorporated by reference to Post-Effective Amendment No. 31.

E(2) Amended Exhibit A to Distribution Agreement between and Premier Mutual Fund
     Services, Inc. and the Registrant. Incorporated by reference to Post-Effective Amendment No. 67.

F    Not Applicable.

G(1) Form of Custody Agreement between the Registrant and Mellon Bank, N.A.
     Incorporated by reference to Post-Effective Amendment No. 41.

G(2) Sub-Custodian Agreement between Mellon Bank, N.A. and Boston Safe Deposit and Trust Company. Incorporated by reference to Post-Effective Amendment No. 67.

H    Not Applicable.

I(1) Opinion of counsel.  Incorporated by reference to the Registration
     Statement and to Post-Effective Amendment No. 32, Post-Effective Amendment No. 56 and Post-Effective Amendment No. 67.

I(3) Consent of Counsel.  To be filed by amendment.

J    Not Applicable.

K    Not Applicable.

L Letter of Investment Intent. Incorporated by reference to the Registration Statement.

M(1) Restated Distribution Plan (relating to Investor Shares and Class A
     Shares) for Dreyfus Bond Market Index Fund, Dreyfus International Equity Allocation Fund, Dreyfus Institutional Government Money Market Fund, Dreyfus Institutional Prime Money Market Fund, Dreyfus Institutional U.S. Treasury Money Market Fund, Dreyfus Money Market Reserves, Dreyfus Municipal Reserves, Dreyfus BASIC S&P 500 Stock Index Fund, Dreyfus U.S. Treasury Reserves, Dreyfus Premier Balanced Fund, Dreyfus Premier Limited Term Income Fund, Dreyfus Premier Small Company Stock Fund and Dreyfus Disciplined Intermediate Bond Fund. Incorporated by reference to Post-Effective Amendment No. 31.

M(2) Restated Distribution Plan for Dreyfus Disciplined Stock Fund
     Incorporated by reference to Post-Effective Amendment No. 61 to the Registrant's Registration Statement ("Post-Effective Amendment No. 61").

M(3) Form of Distribution and Service Plans (relating to Class B Shares and Class C Shares). Incorporated by reference to Post-Effective Amendment No. 32.

M(4) Distribution Plan for Dreyfus Tax-Smart Growth Fund and Dreyfus Disciplined
     Smallcap Stock Fund. Incorporated by reference to Post-Effective Amendment No. 67.

N   Financial Data Schedules.

O   Rule 18f-3 Plans.  Incorporated by reference to Post-Effective Amendment
    No.  61.

Other Exhibits

(1) Powers of Attorney of the Directors dated June 15, 1998. Incorporated by reference to Post-Effective Amendment No. 65.

(2) Power of Attorney of Marie E. Connolly dated July 6, 1998. Incorporated by reference to Post-Effective Amendment No. 65.

Item 24.  Persons Controlled by or Under Common Control with Registrant

     Not Applicable.


     Item 25.  Indemnification
     -------------------------

(a) Subject to the exceptions and limitations contained in Section (b) below:

          (i) every person who is, or has been a Director or officer of the Registrant (hereinafter referred to as "Covered Person") shall be indemnified by the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof;

          (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)  No indemnification shall be provided hereunder to a Covered Person:

          (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Registrant or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Funds; or

          (ii) in the event of a settlement, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office,

               (A)  by the court or other body approving the settlement;

               (B) by at least a majority of those Directors who are neither interested persons of the Registrant nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

               (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry);

provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Directors, or by independent counsel.

(c) The Registrant may purchase and maintain insurance on behalf of any Covered Person against any liability asserted against him and incurred by him in any such capacity or arising out of his status as such, whether or not the Registrant would have the power to indemnify him against such liability. The Registrant may not acquire or obtain a contract for insurance that protects or purports to protect any Covered Person against any liability to the Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

(d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) above may be paid by the appropriate Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the applicable Series if it is ultimately determined that he is not entitled to indemnification hereunder; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Registrant is insured against losses arising out of any such advance payments or (iii) either a majority of the Directors who are neither interested persons of the funds nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that such Covered Person will be found entitled to indemnification hereunder.

Item 26.  Business and Other Connections of the Investment Adviser

     Investment Adviser -- The Dreyfus Corporation

     The Dreyfus Corporation ("Dreyfus") and subsidiary companies comprise a financial service organization whose business consists primarily of providing investment management services as the investment adviser, manager and distributor for sponsored investment companies registered under the Investment Company Act of 1940 and as an investment adviser to institutional and individual accounts. Dreyfus also serves as sub-investment adviser to and/or administrator of other investment companies. Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus, serves primarily as a registered broker-dealer of shares of investment companies sponsored by Dreyfus and of other investment companies for which Dreyfus acts as investment adviser, sub-investment adviser or administrator. Dreyfus Investment Advisors, Inc., another wholly-owned subsidiary, provides investment management services to various pension plans, institutions and individuals.

Item 26.  Business and Other Connections of Investment Adviser (continued)
________  ________________________________________________________________

          Officers and Directors of Investment Adviser
          ____________________________________________

Name and Position
with Dreyfus             Other Businesses
_________________        ________________

W. KEITH SMITH           Senior Vice Chairman:
Chairman of the               Mellon Bank, N.A.*;
Board                    President and Director:
                              The Bridgewater Land Co., Inc.**;
                              Mellon Preferred Capital Corporation**;

W. KEITH SMITH                TBC Securities Co., Inc.**;
Chairman of the               Wellington-Medford II Properties, Inc.**;
Board                    Chairman, President and Chief Executive Officer:
(continued)                   Shearson Summit Euromanagement, Inc.*;
                              Shearson Summit EuroPartners, Inc.*;
                              Shearson Summit Management, Inc.*;
                              Shearson Summit Partners, Inc.*;
                              Shearson Venture Capital, Inc.*;
                         Chairman and Chief Executive Officer:
                              The Boston Company, Inc.**;
                              Boston Safe Deposit and Trust Company**;
                              Boston Group Holdings, Inc.**;
                         Director:
                              Dentsply International, Inc.
                              570 West College Avenue
                              York, Pennsylvania 17405;
                              The Boston Company Asset Management, Inc.**;
                              Mellon Europe Limited
                              London, England;
                              Mellon Global Investing Corp.*;
                              Mellon Accounting Services, Inc.*;
                              MGIC-UK Ltd.;
                              Mellon Capital Management Corporation***;
                         Chairman:
                              Mellon Financial Company*;
                              Buck Consultants, Inc.
                              1 Pennsylvania Plaza, 29th Floor
                              New York, New York 10019;
                         Director and Vice Chairman:
                              Mellon Financial Services Corporation*;
                              Mellon Bank Corporation*;
                         Trustee:
                              Laurel Capital Advisors, LLP*;
                              Mellon Equity Associates, LLP*;
                              Mellon Bond Associates, LLP*;
                         Past Director:
                              Access Capital Strategies Corp.
                              124 Mount Auburn Street
                              Suite 200 North
                              Cambridge, MA 02138
                         Past Trustee:
                              Franklin Portfolio Associates Trust
                              2 International Place, 22nd Floor
                              Boston, MA 02110

MANDELL L. BERMAN        Real estate consultant and private investor:
Director                      29100 Northwestern Highway, Suite 370
                              Southfield, Michigan 48034

BURTON C. BORGELT        Director:
Director                      Dentsply International, Inc.
                              570 West College Avenue
                              York, Pennsylvania 17405;
                              DeVlieg-Bullard, Inc.
                              1 Gorham Island
                              Westport, Connecticut 06880;
                              Mellon Bank Corporation*;
                              Mellon Bank, N.A.*

FRANK V. CAHOUET         Chairman of the Board, President and
Director                 Chief Executive Officer:
                              Mellon Bank Corporation*;
                         Director:
                              Avery Dennison Corporation
                              150 North Orange Grove Boulevard
                              Pasadena, California 91103;
                              Saint-Gobain Corporation
                              750 East Swedesford Road
                              Valley Forge, Pennsylvania 19482;
                              Alleghany Teledyne, Inc.
                              1901 Avenue of the Stars
                              Los Angeles, California 90067;
                         Past Chairman, President and Chief Executive Officer:
                              Mellon Bank, N.A.*

STEPHEN E. CANTER        Chairman and President:
Vice Chairman,                Dreyfus Investment Advisors, Inc.****;
Chief Investment         Director:
Officer, and a                The Dreyfus Trust Company+;
Director                 Acting Chief Executive Officer:
                              Founders Asset Management, Inc.
                              2930 E. 3rd Avenue
                              Denver, CO 80206

CHRISTOPHER M. CONDRON   President and Chief Operating Officer:
President, Chief              Mellon Bank, N.A.*;
Executive Officer,       President and Director:
Chief Operating               Boston Safe Advisors, Inc.**;
Officer and a            Vice-Chairman and Director:
Director                      Mellon Bank Corporation*;
                              The Boston Company, Inc.**;
                         Director:
                              Certus Asset Advisors Corporation++;
                              Mellon Capital Management Corporation***;
                              Boston Safe Deposit and Trust Company**;

                         Past President and Director:
                              The Boston Company Financial Services, Inc.**;
                              Boston Safe Deposit and Trust Company**;
                         Past President:
                              The Boston Company Financial Strategies,
                              Inc.**;
                         Acting Chief Executive Officer:
                              Founders Asset Management, Inc.
                              Denver, CO
                         Past Director:
                              Mellon Preferred Capital Corporation**;
                              Access Capital Strategies Corp.
                              124 Mount Auburn Street
                              Suite 200 North
                              Cambridge, MA 02138;
                         Past Chairman, President, and Chief Executive Officer:
                              The Boston Company Asset Management, Inc.**;
                         Past Partner Representative:
                              Pareto Partners
                              271 Regent Street
                              London, England W1R 8PP;
CHRISTOPHER M. CONDRON   Past Trustee:
President, Chief              Franklin Portfolio Associates Trust
Executive Officer,            2 International Place, 22nd Floor
Chief Operating               Boston, MA. 02710;
Officer and a                 Mellon Bond Associates, LLP*;
Director (cont'd)             Mellon Equity Associates, LLP*;

LAWRENCE S. KASH         Executive Vice President:
Vice Chairman-                Mellon Bank, N.A.*;
Distribution and a       Chairman, President and Director:
Director                      The Dreyfus Consumer Credit Corporation****;
                         Trustee, President and Chief Executive Officer:
                              Laurel Capital Advisors, LLP*;
                         Director:
                              Dreyfus Investment Advisors, Inc.****;
                              Seven Six Seven Agency, Inc.****;
                         President and Director:
                              Dreyfus Service Corporation+;
                              Dreyfus Precious Metals, Inc.+;
                              Dreyfus Service Organization, Inc.****;
                              The Boston Company, Inc.**;
                              Boston Group Holdings, Inc.**;
                         Chairman and Chief Executive Officer:
                              Dreyfus Brokerage Services, Inc.
                              401 North Maple Avenue
                              Beverly Hills, CA 90210;
                         Chairman, President and Chief Executive Officer:
                              The Dreyfus Trust Company+;
                              The Boston Company Advisors, Inc.
                              Wilmington, DE.

J. DAVID OFFICER         Director:
Vice Chairman                 Dreyfus Financial Services Corporation*****;
and a Director                Dreyfus Investment Services Corporation*****;

                              Mellon Trust of Florida
                              2875 Northeast 191st Street
                              North Miami Beach, Florida 33180;
                              Mellon Preferred Capital Corporation**;
                              Boston Group Holdings, Inc.**;
                              Mellon Trust of New York
                              1301 Avenue of the Americas - 41st Floor
                              New York, New York 10019;
                              Mellon Trust of California
                              400 South Hope Street
                              Los Angeles, California 90071-2806;
                              Dreyfus Insurance Agency of Massachusetts, Inc. 53 State Street
                              Boston, Massachusetts 02109;
                         Executive Vice President:
                              Dreyfus Service Corporation****;
                              Mellon Bank, N.A.*;
                         Vice Chairman and Director:
                              The Boston Company, Inc.**;
                         President and Director:
                              RECO, Inc.**;
                              The Boston Company Financial Services, Inc.**; Boston Safe Deposit and Trust Company**;

RICHARD F. SYRON         Chairman of the Board and Chief Executive Officer:
Director                      American Stock Exchange
                              86 Trinity Place
                              New York, New York 10006;

                         Director:
                              John Hancock Mutual Life Insurance Company
                              John Hancock Place, Box 111
                              Boston, Massachusetts 02117;
                              Thermo Electron Corporation
                              81 Wyman Street, Box 9046
                              Waltham, Massachusetts 02254-9046;
                              American Business Conference
                              1730 K Street, NW, Suite 120
                              Washington, D.C. 20006;
                         Trustee:
                              Boston College - Board of Trustees
                              140 Commonwealth Ave.
                              Chestnut Hill, Massachusetts 02167-3934

RONALD P. O'HANLEY III   Director:
Vice Chairman                 The Boston Company Asset Management, LLC**;
                              TBCAM Holding, Inc.**;
                              Franklin Portfolio Holdings, Inc.
                              Two International Place - 22nd Floor
                              Boston, Massachusetts 02110;
                              Mellon Capital Management Corporation***;
                              Certus Asset Advisors Corporation++;
                              Mellon-France Corporation***;
                         Chairman and Director:
                              Boston Safe Advisors, Inc.**;

                         Partner Representative:
                              Pareto Partners
                              271 Regent Street
                              London, England W1R 8PP;
                         Chairman and Trustee:
                              Mellon Bond Associates, LLP*;
                              Mellon Equity Associates, LLP*;
                         Trustee:
                              Laurel Capital Advisors, LLP*;
                         Chairman, President and Chief Executive Officer:
                              Mellon Global Investing Corp.*;
                         Partner:
                              McKinsey & Company, Inc.
                              Boston, Massachusetts

WILLIAM T. SANDALLS, JR. Chairman and Director:
Executive Vice President      Dreyfus Transfer, Inc.
                              One American Express Plaza
                              Providence, Rhode Island 02903;
                         President and Director:
                              Dreyfus-Lincoln, Inc.
                              4500 New Linden Hill Rd.
                              Wilmington, DE 19808;
                         Executive Vice President and Chief Financial Officer:
                              Dreyfus Service Corporation****;
                         Executive Vice President, Treasurer and Director:
                              Dreyfus Service Organization, Inc.****;
                         Director and Treasurer:
                              Dreyfus Investment Advisors, Inc.****;
                              Seven Six Seven Agency, Inc.****;
                              Dreyfus Precious Metals, Inc.+;
                         Director, Vice President and Treasurer:
                              The Dreyfus Consumer Credit Corporation****;

WILLIAM T. SANDALLS, JR.      The TruePenny Corporation****
Executive Vice           Director, Treasurer and Chief Financial Officer:
President (cont'd)            The Dreyfus Trust Company+;
                         Past Director and President:
                              Lion Management, Inc.****;
                              Dreyfus Partnership Management, Inc.****;
                         Past Director and Executive Vice President:
                              Dreyfus Service Organization, Inc.****;
                         Past Director and Treasurer:
                              Dreyfus Personal Management, Inc.****

MARK N. JACOBS           Director:
Vice President,               Dreyfus Service Organization, Inc.****;
General Counsel               The Dreyfus Trust Company+;
and Secretary                 Dreyfus Investment Advisors, Inc.****;
                         Director and President:
                              The TruePenny Corporation****;
                         Past Director, Vice President and Secretary:
                              Lion Management, Inc.****
                         Past Secretary:
                              The TruePenny Corporation****;
                              Dreyfus Investment Advisers****

PATRICE M. KOZLOWSKI     None
Vice President-
Corporate Communications

MARY BETH LEIBIG         None
Vice President-
Human Resources

ANDREW S. WASSER         Vice President:
Vice President-               Mellon Bank Corporation*
Information Services

THEODORE A. SCHACHAR     Vice President:
Vice President                Dreyfus Service Corporation****;
                              Dreyfus Investment Advisers, Inc.****;
                              Dreyfus Precious Metals, Inc.+;
                              Dreyfus Service Organization, Inc.****

WENDY STRUTT             None
Vice President

RICHARD TERRES           None
Vice President

WILLIAM H. MARESCA       Director:
Controller                    The Dreyfus Trust Company+;
                         Chief Financial Officer:
                              Dreyfus Transfer, Inc.
                              One American Express Plaza
                              Providence, Rhode Island 02903;
                         Assistant Treasurer:
                              Dreyfus Service Organization, Inc.****

JAMES BITETTO            Secretary:
Assistant Secretary           The TruePenny Corporation****;
                         Assistant Secretary:
                              Dreyfus Service Corporation****;
                              Dreyfus Investment Advisers, Inc.****;
                              Dreyfus Service Organization, Inc.****

STEVEN F. NEWMAN         Vice President, Secretary and Director:
Assistant Secretary           Dreyfus Transfer, Inc.
                              One American Express Plaza
                              Providence, Rhode Island 02903;
                         Secretary:
                              Dreyfus Service Organization, Inc.****

______________________________________
* The address of the business so indicated is One Mellon Bank Center, Pittsburgh, Pennsylvania 15258.
** The address of the business so indicated is One Mellon Bank Place, Boston, Massachusetts, 02108.
*** The address of the business so indicated is 595 Market Street, Suite 3000, San Francisco CA 94105.
**** The address of the business so indicated is 200 Park Avenue, New York, New York 10166.
***** The address of the business so indicated is Union Trust Building,
      501 Grant Street, Pittsburgh, PA 15259.
+ The address of the business so indicated is 144 Glenn Curtiss Boulevard, Uniondale, New York, 11556-0144.
++ The address of the business so indicated is One Bush Street, Suite 450, San Francisco, CA. 94104.



Item 27.  Principal Underwriters
________  ______________________

     (a) Other investment companies for which Registrant's principal underwriter (exclusive distributor) acts as principal underwriter or exclusive distributor:

     1)     Comstock Partners Funds, Inc.
     2)     Dreyfus A Bonds Plus, Inc.
     3)     Dreyfus Appreciation Fund, Inc.
     4)     Dreyfus Asset Allocation Fund, Inc.
     5)     Dreyfus Balanced Fund, Inc.
     6)     Dreyfus BASIC GNMA Fund
     7)     Dreyfus BASIC Money Market Fund, Inc.
     8)     Dreyfus BASIC Municipal Fund, Inc.
     9)     Dreyfus BASIC U.S. Government Money Market Fund
     10)    Dreyfus California Intermediate Municipal Bond Fund
     11)    Dreyfus California Tax Exempt Bond Fund, Inc.
     12)    Dreyfus California Tax Exempt Money Market Fund
     13)    Dreyfus Cash Management
     14)    Dreyfus Cash Management Plus, Inc.
     15)    Dreyfus Connecticut Intermediate Municipal Bond Fund
     16)    Dreyfus Connecticut Municipal Money Market Fund, Inc.
     17)    Dreyfus Florida Intermediate Municipal Bond Fund
     18)    Dreyfus Florida Municipal Money Market Fund
     19)    The Dreyfus Fund Incorporated
     20)    Dreyfus Global Bond Fund, Inc.
     21)    Dreyfus Global Growth Fund
     22)    Dreyfus GNMA Fund, Inc.
     23)    Dreyfus Government Cash Management Funds
     24)    Dreyfus Growth and Income Fund, Inc.
     25)    Dreyfus Growth and Value Funds, Inc.

     26)    Dreyfus Growth Opportunity Fund, Inc.
     27)    Dreyfus Debt and Equity Funds
     28)    Dreyfus Index Funds, Inc.
     29)    Dreyfus Institutional Money Market Fund
     30)    Dreyfus Institutional Preferred Money Market Fund
     31)    Dreyfus Institutional Short Term Treasury Fund
     32)    Dreyfus Insured Municipal Bond Fund, Inc.
     33)    Dreyfus Intermediate Municipal Bond Fund, Inc.
     34)    Dreyfus International Funds, Inc.
     35)    Dreyfus Investment Grade Bond Funds, Inc.
     36)    Dreyfus Investment Portfolios
     37)    The Dreyfus/Laurel Funds Trust
     38)    The Dreyfus/Laurel Tax-Free Municipal Funds
     39)    Dreyfus LifeTime Portfolios, Inc.
     40)    Dreyfus Liquid Assets, Inc.
     41)    Dreyfus Massachusetts Intermediate Municipal Bond Fund
     42)    Dreyfus Massachusetts Municipal Money Market Fund
     43)    Dreyfus Massachusetts Tax Exempt Bond Fund
     44)    Dreyfus MidCap Index Fund
     45)    Dreyfus Money Market Instruments, Inc.
     46)    Dreyfus Municipal Bond Fund, Inc.
     47)    Dreyfus Municipal Cash Management Plus
     48)    Dreyfus Municipal Money Market Fund, Inc.
     49)    Dreyfus New Jersey Intermediate Municipal Bond Fund
     50)    Dreyfus New Jersey Municipal Bond Fund, Inc.
     51)    Dreyfus New Jersey Municipal Money Market Fund, Inc.
     52)    Dreyfus New Leaders Fund, Inc.
     53)    Dreyfus New York Insured Tax Exempt Bond Fund
     54)    Dreyfus New York Municipal Cash Management
     55)    Dreyfus New York Tax Exempt Bond Fund, Inc.
     56)    Dreyfus New York Tax Exempt Intermediate Bond Fund
     57)    Dreyfus New York Tax Exempt Money Market Fund
     58)    Dreyfus U.S. Treasury Intermediate Term Fund
     59)    Dreyfus U.S. Treasury Long Term Fund
     60)    Dreyfus 100% U.S. Treasury Money Market Fund
     61)    Dreyfus U.S. Treasury Short Term Fund
     62)    Dreyfus Pennsylvania Intermediate Municipal Bond Fund
     63)    Dreyfus Pennsylvania Municipal Money Market Fund
     64)    Dreyfus Premier California Municipal Bond Fund
     65)    Dreyfus Premier Equity Funds, Inc.
     66)    Dreyfus Premier International Funds, Inc.
     67)    Dreyfus Premier GNMA Fund
     68)    Dreyfus Premier Worldwide Growth Fund, Inc.
     69)    Dreyfus Premier Insured Municipal Bond Fund
     70)    Dreyfus Premier Municipal Bond Fund
     71)    Dreyfus Premier New York Municipal Bond Fund
     72)    Dreyfus Premier State Municipal Bond Fund
     73)    Dreyfus Premier Value Fund
     74)    Dreyfus Short-Intermediate Government Fund
     75)    Dreyfus Short-Intermediate Municipal Bond Fund
     76)    The Dreyfus Socially Responsible Growth Fund, Inc.
     77)    Dreyfus Stock Index Fund, Inc.
     78)    Dreyfus Tax Exempt Cash Management
     79)    The Dreyfus Third Century Fund, Inc.
     80)    Dreyfus Treasury Cash Management
     81)    Dreyfus Treasury Prime Cash Management
     82)    Dreyfus Variable Investment Fund
     83)    Dreyfus Worldwide Dollar Money Market Fund, Inc.
     84)    General California Municipal Bond Fund, Inc.
     85)    General California Municipal Money Market Fund

     86)    General Government Securities Money Market Fund, Inc.
     87)    General Money Market Fund, Inc.
     88)    General Municipal Bond Fund, Inc.
     89)    General Municipal Money Market Funds, Inc.
     90)    General New York Municipal Bond Fund, Inc.
     91)    General New York Municipal Money Market Fund

(b)
                                                            Positions and
Name and principal       Positions and offices with         offices with
business address         the Distributor                    Registrant
__________________       ___________________________        _____________

Marie E. Connolly+       Director, President, Chief         President and
                         Executive Officer and Compliance   Treasurer
                         Officer

Joseph F. Tower, III+    Director, Senior Vice President,   Vice President
                         Treasurer and Chief Financial      and Assistant
                         Officer                            Treasurer

Mary A. Nelson+          Vice President                     Vice President
                                                            and Assistant
                                                            Treasurer

Paul Prescott+           Vice President                     None

Jean M. O'Leary+         Assistant Secretary and            None
                         Assistant Clerk

John W. Gomez+           Director                           None

William J. Nutt+         Director                           None




________________________________
 +  Principal business address is 60 State Street, Boston, Massachusetts
    02109.
++  Principal business address is 200 Park Avenue, New York, New York
    10166.

Item 28.   Location of Accounts and Records
_______    ________________________________

           1. First Data Investor Services Group, Inc., a subsidiary of First Data Corporation
               P.O. Box 9671
               Providence, Rhode Island 02940-9671

           2.  Mellon Bank, N.A.
               One Mellon Bank Center
               Pittsburgh, Pennsylvania 15258

           3.  Dreyfus Transfer, Inc.
               P.O. Box 9671
               Providence, Rhode Island 02940-9671

           4.  The Dreyfus Corporation
               200 Park Avenue
               New York, New York 10166

Item 29.   Management Services
_______    ___________________

           Not Applicable

Item 30.   Undertakings
_______    ____________

           None

                                 SIGNATURES
                                 __________

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 30th day of December, 1998.

          The Dreyfus/Laurel Funds, Inc.


          BY:  /s/ Marie E. Connolly*
               ------------------------------
               Marie E. Connolly, President


     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


     Signature                   Title                    Date
__________________________    ___________________      __________

/s/Marie E. Connolly*         President, Treasurer      12/30/98
__________________________
Marie E. Connolly

/s/Francis P. Brennan*        Director                 12/30/98
__________________________    Chairman of the Board
Francis P. Brennan

/s/Ruth Marie Adams*          Director                 12/30/98
__________________________
Ruth Marie Adams

/s/Joseph S. DiMartino*       Director                 12/30/98
__________________________
Joseph S. DiMartino

/s/James M. Fitzgibbons*      Director                 12/30/98
__________________________
James M. Fitzgibbons

/s/Kenneth A. Himmel*         Director                 12/30/98
__________________________
Kenneth A. Himmel

/s/Stephen J. Lockwood*       Director                 12/30/98
--------------------------
Stephen J. Lockwood

/s/Roslyn M. Watson*          Director                 12/30/98
--------------------------
Roslyn M. Watson

/s/J. Tomlinson Fort*         Director                 12/30/98
__________________________
J. Tomlinson Fort

/s/Arthur L. Goeschel*        Director                 12/30/98
__________________________
Arthur L. Goeschel

/s/Arch S. Jeffery*           Director                 12/30/98
__________________________
Arch S. Jeffery

/s/John Sciullo*              Director                 12/30/98
__________________________
John Sciullo

/s/Benaree Pratt Wiley*       Director                 12/30/98
--------------------------
Benaree Pratt Wiley


*BY: /s/ Michael S. Petrucelli
     ---------------------
     Michael S. Petrucelli
     Attorney-in-Fact
0.1

                               INDEX TO EXHIBITS

EXHIBIT
NUMBER         DESCRIPTION
------         -----------


A(1) Articles of Incorporation dated July 31, 1987. Incorporated by reference to Post- Effective Amendment No. 41 to the Registrant's Registration Statement on Form N-1A ("Post-Effective Amendment No. 41").

A(2) Articles Supplementary dated October 15, 1993 increasing authorized capital stock. Incorporated by reference to Post-Effective Amendment No. 39 to the Registrant's Registration Statement on Form N-1A ("Post Effective Amendment No. 39").

A(3) Articles of Amendment dated March 31, 1994. Incorporated by reference to Post-Effective Amendment No. 41.

A(4) Articles Supplementary dated March 31, 1994 reclassifying shares. Incorporated by reference to Post-Effective Amendment No. 41.

A(5) Articles Supplementary dated May 24, 1994 designating and classifying shares. Incorporated by reference to Post-Effective Amendment No. 39.

A(6) Articles of Amendment dated October 17, 1994. Incorporated by reference to Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A ("Post-Effective Amendment No. 31").

A(7) Articles Supplementary dated December 19, 1994 designating classes. Incorporated by reference to Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A ("Post-Effective Amendment No. 32").

A(8) Articles of Amendment dated June 9, 1995. Incorporated by reference to Post-Effective Amendment No. 39.

A(9) Articles of Amendment dated August 30, 1995. Incorporated by reference to Post-Effective Amendment No. 39.

A(10) Articles Supplementary dated August 31, 1995 reclassifying shares.
      Incorporated by reference to Post-Effective Amendment No. 39.

A(11) Articles of Amendment dated October 31, 1995 designating and classifying shares. Incorporated by reference to Post-Effective Amendment No. 41.

A(12) Articles of Amendment dated November 22, 1995 designating and reclassifying shares. Incorporated by reference to Post-Effective Amendment No. 41.

A(13) Articles of Amendment dated July 15, 1996.  Incorporated by reference to
      Post-Effective Amendment No. 53 to the Registrant's Registration Statement on Form N-1A ("Post-Effective Amendment No. 53").

A(14) Articles of Amendment dated February 27, 1997. Incorporated by reference to Post-Effective Amendment No. 53.

A(15) Articles of Amendment dated August 13, 1997.  Incorporated by reference to
      Post-Effective Amendment No. 53.

A(16) Articles of Amendment dated October 30, 1997. Incorporated by reference to Post-Effective Amendment No. 56 to the Registrant's Registration Statement on Form N-1A.

A(17) Articles of Amendment dated March 25, 1998.  Incorporated by reference to
      Post-Effective Amendment No. 62 to the Registrant's Registration Statement on Form N-1A.

A(18) Articles of Amendment dated July 30, 1998.  Incorporated by reference to
      Post-Effective Amendement No. 67.

B    Bylaws.  Incorporated by reference to Pre-Effective Amendment No. 53

D(1) Form of Investment Management Agreement between Mellon Bank, N.A.  and the
     Registrant.  Incorporated by reference to Post-Effective Amendment No. 41.

D(2) Assignment and Assumption Agreement among Mellon Bank, N.A., The Dreyfus
     Corporation and the Registrant (relating to Investment Management Agreement). Incorporated by reference to Post-Effective Amendment No. 31.

D(3) Amended Exhibit A to Investment Management Agreement between Mellon Bank,
     N.A. and the Registrant. Incorporated by reference to Post-Effective Amendement No. 67.

D(4) Sub-Investment Advisory Agreement between The Dreyfus Corporation and Fayez
     Sarofim & Co. with respect to Dreyfus Tax-Smart Growth Fund. Incorporated by reference to Post-Effective Amendment No. 67.

E(1) Distribution Agreement between Premier Mutual Fund Services,
     Inc. and the Registrant. Incorporated by reference to Post-Effective Amendment No. 31.

E(2) Amended Exhibit A to Distribution Agreement between and Premier Mutual Fund
     Services, Inc. and the Registrant. Incorporated by reference to Post-Effective Amendment No. 67.

F    Not Applicable.

G(1) Form of Custody Agreement between the Registrant and Mellon Bank, N.A.
     Incorporated by reference to Post-Effective Amendment No. 41.

G(2) Sub-Custodian Agreement between Mellon Bank, N.A. and Boston Safe Deposit and Trust Company. Incorporated by reference to Post-Effective Amendment No. 67.

H    Not Applicable.

I(1) Opinion of counsel.  Incorporated by reference to the Registration
     Statement and to Post-Effective Amendment No. 32, Post-Effective Amendment No. 56 and Post-Effective Amendment No. 67.

I(3) Consent of Counsel.  To be filed by amendment.

J    Not Applicable.

K    Not Applicable.

L Letter of Investment Intent. Incorporated by reference to the Registration Statement.

M(1) Restated Distribution Plan (relating to Investor Shares and Class A
     Shares) for Dreyfus Bond Market Index Fund, Dreyfus International Equity Allocation Fund, Dreyfus Institutional Government Money Market Fund, Dreyfus Institutional Prime Money Market Fund, Dreyfus Institutional U.S. Treasury Money Market Fund, Dreyfus Money Market Reserves, Dreyfus Municipal Reserves, Dreyfus BASIC S&P 500 Stock Index Fund, Dreyfus U.S. Treasury Reserves, Dreyfus Premier Balanced Fund, Dreyfus Premier Limited Term Income Fund, Dreyfus Premier Small Company Stock Fund and Dreyfus Disciplined Intermediate Bond Fund. Incorporated by reference to Post-Effective Amendment No. 31.

M(2) Restated Distribution Plan for Dreyfus Disciplined Stock Fund
     Incorporated by reference to Post-Effective Amendment No. 61 to the Registrant's Registration Statement ("Post-Effective Amendment No. 61").

M(3) Form of Distribution and Service Plans (relating to Class B Shares and Class C Shares). Incorporated by reference to Post-Effective Amendment No. 32.

M(4) Distribution Plan for Dreyfus Tax-Smart Growth Fund and Dreyfus Disciplined
     Smallcap Stock Fund. Incorporated by reference to Post-Effective Amendment No. 67.

N   Financial Data Schedules (filed herewith).

O   Rule 18f-3 Plans.  Incorporated by reference to Post-Effective Amendment
    No.  61.

Other Exhibits

(1) Powers of Attorney of the Directors dated June 15, 1998. Incorporated by reference to Post-Effective Amendment No. 65.

(2) Power of Attorney of Marie E. Connolly dated July 6, 1998. Incorporated by reference to Post-Effective Amendment No. 65.